     FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 30, 2013


        REGISTRATION NO. 333-71834 INVESTMENT COMPANY ACT NO. 811-5438
================================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4

                               -----------------

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                        POST-EFFECTIVE AMENDMENT NO. 54


                                      AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               AMENDMENT NO. 195


                               -----------------

      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                          (EXACT NAME OF REGISTRANT)

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                              (NAME OF DEPOSITOR)

                ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
             (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                                (203) 926-1888
                        (DEPOSITOR'S TELEPHONE NUMBER)

                               -----------------


                              J. MICHAEL LOW, ESQ
                               LOW & COHEN, PLLC
                       2999 NORTH 44TH STREET, SUITE 550
                            PHOENIX, ARIZONA 85018
                                (602) 648-4040

           (Name, address and telephone number of agent for service)

                                  COPIES TO:

                                 LYNN K. STONE
                                VICE PRESIDENT
                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                              ONE CORPORATE DRIVE
                               SHELTON, CT 06484
                                (203) 402-1382

          APPROXIMATE DATE OF PROPOSED SALE TO THE PUBLIC: CONTINUOUS

                               -----------------

It is proposed that this filing become effective: (check appropriate space)


[X]immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]on ______ pursuant to paragraph (b) of Rule 485


[ ]60 days after filing pursuant to paragraph (a) (i) of Rule 485

[ ]on ______ pursuant to paragraph (a) (i) of Rule 485

[ ]75 days after filing pursuant to paragraph (a) (ii) of Rule 485

[ ]on ______ pursuant to paragraph (a) (ii) of Rule 485

If appropriate, check the following box:

[ ]This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                     TITLE OF SECURITIES BEING REGISTERED:

Units of interest in Separate Accounts under variable annuity contracts.

================================================================================

                               EXPLANATORY NOTE:

Registrant is filing this Post-Effective Amendment No. 54 to Registration Statement No. 333-71834 for the purpose of including in the Registration Statement a Prospectus supplement, a revised Statement of Additional Information, including financial statements filed therewith, and Part C. This Post-Effective Amendment No. 54 incorporates by reference the prospectus dated May 1, 2013, contained in a 497(c) Prospectus filed on May 3, 2013 and a Prospectus supplement filed on June 28, 2013.

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

                        Supplement dated August 30, 2013
                       to Prospectuses dated May 1, 2013

     This Supplement should be read and retained with the Prospectus for your Annuity. If you would like another copy of your current Prospectus, please call us at 1-888-PRU-2888. Effective August 31, 2013, this Supplement revises, and to the extent inconsistent therewith, replaces information contained in your Prospectus dated May 1, 2013 issued by Prudential Annuities Life Assurance Corporation ("PALAC"). Certain terms used in this Supplement have special meanings. If a term is not defined in this Supplement, it has the meaning given to it in the Prospectus.

 PALAC'S CHANGE OF DOMICILE

     PALAC has received approval from the Arizona Department of Insurance and the Connecticut Insurance Department to change its corporate domicile from Connecticut to Arizona effective August 31, 2013. As a result of this change, PALAC is now an Arizona insurance company and its principal regulatory authority is the Arizona Department of Insurance. Additionally, all PALAC separate accounts will now be operated in accordance with the laws of Arizona.

     This change does not impact your rights or our obligations under your Annuity contract. Also, please note that this change does not impact any administrative aspects of your contract including the address and contact information for the Annuities Service Center.

     No action is required on your part. If you have any questions, please contact your financial professional or call 1-888-PRU-2888.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.






CORESUP1

                                    PART B
                      STATEMENT OF ADDITIONAL INFORMATION

The variable investment options under the Annuity are issued by PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION, a Prudential Financial Company, and PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B (also known as "Separate Account B"). The variable investment options are registered under the Securities Act of 1933 and the Investment Company Act of 1940. The fixed investment options ("Fixed Allocations") under the Annuity are issued by PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION. The assets supporting the Fixed Allocations are maintained in the PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D, a non-unitized separate account, and are registered solely under the Securities Act of 1933.

                               TABLE OF CONTENTS


GENERAL INFORMATION ABOUT PRUDENTIAL ANNUITIES........................  2
   PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION....................  2
   PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B. 2 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D. 2
PRINCIPAL UNDERWRITER/DISTRIBUTOR - Prudential Annuities
   Distributors, Inc..................................................  3
HOW THE UNIT PRICE IS DETERMINED......................................  5
ADDITIONAL INFORMATION ON FIXED ALLOCATIONS...........................  5
   How We Calculate the Market Value Adjustment.......................  6
GENERAL INFORMATION...................................................  7
   Voting Rights......................................................  7
   Modification.......................................................  8
   Deferral of Transactions...........................................  8
   Misstatement of Age or Sex.........................................  8
ANNUITIZATION.........................................................  9
EXPERTS............................................................... 10
LEGAL EXPERTS......................................................... 10
FINANCIAL STATEMENTS.................................................. 10
APPENDIX A - DETERMINATION OF ACCUMULATION UNIT VALUES................
AUDITED CONSOLIDATED FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES
   LIFE ASSURANCE CORPORATION.........................................


PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. YOU SHOULD READ THIS INFORMATION ALONG WITH THE PROSPECTUS FOR THE ANNUITY FOR WHICH IT RELATES. THE PROSPECTUS CONTAINS INFORMATION THAT YOU SHOULD CONSIDER BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS SEND A WRITTEN REQUEST TO PRUDENTIAL ANNUITIES - VARIABLE ANNUITIES, P.O. BOX 7960, PHILADELPHIA, PA OR TELEPHONE 1-800-752-6342. OUR WEBSITE ADDRESS IS WWW.PRUDENTIALANNUITIES.COM.


Date of Statement of Additional Information: May 1, 2013, as amended August 30, 2013


Date of Prospectus: May 1, 2013

XT 6 - SAI (05/2013)

GENERAL INFORMATION ABOUT PRUDENTIAL ANNUITIES

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION


Prudential Annuities Life Assurance Corporation ("Prudential Annuities", "we", "our" or "us") is a stock life insurance company domiciled in Arizona with licenses in all 50 states, the District of Columbia and Puerto Rico. Prudential Annuities is a wholly-owned subsidiary of Prudential Annuities, Inc.. Prudential Annuities' principal business address is One Corporate Drive, Shelton, Connecticut 06484.


No company other than Prudential Annuities has any legal responsibility to pay amounts that it owes under its annuity and variable life insurance contracts. However, Prudential Financial exercises significant influence over the operations and capital structure of Prudential Annuities.

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B


Prudential Annuities Life Assurance Corporation Variable Account B, also referred to as "Separate Account B", was established by us pursuant to Connecticut law. Prior to November 18, 2002, Separate Account B was organized as a single separate account with six different Sub-account classes, each of which was registered as a distinct unit investment trust under the Investment Company Act. Effective November 18, 2002, each Sub-account class of Separate Account B was consolidated into American Skandia Life Assurance Corporation Variable Account B Class 1 Sub-accounts, which was subsequently renamed Prudential Annuities Life Assurance Corporation Variable Account B. Each Sub-account of Separate Account B has multiple Unit Prices to reflect the daily charge deducted for each combination of the applicable Insurance Charge, Distribution Charge (when applicable) and the charge for each optional benefit offered under Annuity contracts funded through Separate Account B. The consolidation of Separate Account B had no impact on Annuity Owners.

Effective August 31, 2013, Prudential Annuities Life Assurance Corporation changed its domicile from Connecticut to Arizona. As a result of this change, the Arizona Department of Insurance is our principal regulatory authority and all of our separate accounts, including Separate Account B, will now be operated in accordance with the laws of Arizona.

Separate Account B holds assets of other annuities issued by us with values and benefits that vary according to the investment performance of the underlying mutual funds or portfolios of underlying mutual funds offered as Sub-accounts of Separate Account B. The underlying mutual funds or portfolios of underlying mutual funds are referred to as the Portfolios. Each Sub-account invests exclusively in a Portfolio. You will find additional information about the Portfolios in their respective prospectuses.


Separate Account B is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "Investment Company Act") as a unit investment trust, which is a type of investment company. Values and benefits based on allocations to the Sub-accounts will vary with the investment performance of the Portfolios, as applicable. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

There is no assurance that the Account Value of your Annuity will equal or be greater than the total of the Purchase Payments you make to us.




During the accumulation phase, we offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Portfolios are found in the prospectuses and statements of additional information for the Portfolios.

There can be no guarantee that any Portfolio will meet its investment objectives.

Each underlying mutual fund is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying mutual fund thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying mutual fund may add, eliminate or substitute portfolios from time to time. Generally, each portfolio issues a separate class of shares. Shares of the portfolios are available to separate accounts of life insurance companies offering variable annuity and variable life insurance products. The shares may also be made available, subject to obtaining all required regulatory approvals, for direct purchase by various pension and retirement savings plans that qualify for preferential tax treatment under the Internal Revenue Code ("Code").

We may make other portfolios available by creating new Sub-accounts. Additionally, new portfolios may be made available by the creation of new Sub-accounts from time to time. Such a new portfolio may be disclosed in its prospectus. We may take other actions in relation to the Sub-accounts and/or Separate Account B.

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D


Prudential Annuities Life Assurance Corporation Separate Account D, also referred to as "Separate Account D", was established by us pursuant to Connecticut law. Based on our redomestication from Connecticut to Arizona, however, all our Separate Accounts, including Separate Account D, will be operated in accordance with the laws of Arizona, effective August 31, 2013. During the accumulation phase, assets supporting our obligations based on Fixed Allocations are held in Separate Account D. Such obligations are based on the fixed interest rates we credit to Fixed Allocations and the terms of the Annuities. These obligations do not depend on the investment performance of the assets in Separate Account D.

There are no units in Separate Account D. The Fixed Allocations are guaranteed by our general account. An Annuity Owner who allocates a portion of their Account Value to Separate Account D does not participate in the investment gain or loss on assets maintained in Separate Account D. Such gain or loss accrues solely to us. We retain the risk that the value of the assets in Separate Account D may drop below the reserves and other liabilities we must maintain. Should the value of the assets in Separate Account D drop below the reserve and other liabilities we must maintain in relation to the annuities supported by such assets, we will transfer assets from our general account to Separate Account D to make up the difference. We have the right to transfer to our general account any assets of Separate Account D in excess of such reserves and other liabilities. We maintain assets in Separate Account D supporting a number of annuities we offer.

We currently employ investment managers to manage the assets maintained in Separate Account D. Each manager we employ is responsible for investment management of a different portion of Separate Account D. From time to time additional investment managers may be employed or investment managers may cease being employed. We are under no obligation to employ or continue to employ any investment manager(s) and have sole discretion over the investment managers we retain.

We operate Separate Account D in a fashion designed to meet the obligations created by Fixed Allocations. Factors affecting these operations include the following:

1. The State of New York, which is one of the jurisdictions in which we are licensed to do business, requires that we meet certain "matching" requirements. These requirements address the matching of the durations of the assets owned by the insurance company with the durations of obligations supported by such assets.

2. We employ an investment strategy designed to limit the risk of default. Some of the guidelines of our current investment strategy for Separate Account D include, but are not limited to, the following:

    a. Investments may include cash; debt securities issued by the United States Government or its agencies and instrumentalities; money market instruments; short, intermediate and long-term corporate obligations; private placements; asset-backed obligations; and municipal bonds.

    b. At the time of purchase, fixed income securities will be in one of the top four generic lettered rating classifications as established by a nationally recognized statistical rating organization ("NRSRO") such as Standard & Poor's or Moody's Investor Services, Inc.


We are not obligated to invest according to the aforementioned guidelines or any other strategy except as may be required by Arizona and other state insurance laws.


3. The assets in Separate Account D are accounted for at their market value, rather than at book value.

4. We are obligated by law to maintain our capital and surplus, as well as our reserves, at the levels required by applicable state insurance law and regulation.

PRINCIPAL UNDERWRITER/DISTRIBUTOR - PRUDENTIAL ANNUITIES DISTRIBUTORS, INC.

Prudential Annuities Distributors, Inc. ("PAD"), a wholly-owned subsidiary of Prudential Annuities, Inc., is the distributor and principal underwriter of the Annuity described in the Prospectus and this Statement of Additional Information. Prudential Annuities Life Assurance Corporation and AST Investment Services, Inc. ("ASISI"), a co-investment manager of Advanced Series Trust are also wholly-owned subsidiaries of Prudential Annuities, Inc. Prudential Annuities Information Services and Technology Corporation, also a wholly-owned subsidiary of Prudential Annuities, Inc., is a service company that provides systems and information services to Prudential Annuities Life Assurance Corporation and its affiliated companies.

PAD acts as the distributor of a number of annuity and life insurance products we offer.

PAD's principal business address is One Corporate Drive, Shelton, Connecticut 06484. PAD is registered as a broker-dealer under the Securities and Exchange Act of 1934 ("Exchange Act") and is a member of the Financial Industry Regulatory Authority ("FINRA"). THE OFFERING OF THE ANNUITY CONTRACTS THROUGH PAD IS CONTINUOUS. PLEASE SEE THE PROSPECTUS FOR A DISCUSSION OF HOW THE SALES LOAD ON THE ANNUITY CONTRACTS IS DETERMINED.

The Annuity is offered on a continuous basis. PAD enters into distribution agreements with broker-dealers who are registered under the Exchange Act and with entities that may offer the Annuity but are exempt from registration ("firms"). Applications for the Annuity are solicited by registered representatives of those firms.

Commissions are paid to firms on sales of the Annuity according to one or more schedules. The individual representative will receive a portion of the compensation, depending on the practice of his or her firm. Commissions are generally based on a percentage of Purchase Payments made, up to a maximum of 7.0%. Alternative compensation schedules are available that provide a lower initial commission plus ongoing annual compensation based on all or a portion of Account Value. We may also provide compensation to the distributing firm for providing ongoing service to you in relation to the Annuity. Commissions and other compensation paid in relation to the Annuity do not result in any additional charge to you or to the Separate Account.

In an effort to promote the sale of our products (which may include the placement of Prudential Annuities and/or the Annuity on a preferred or recommended company or product list and/or access to the firm's registered representatives), we and/or PAD may enter into marketing services agreements with certain broker-dealer firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel and/or marketing and/or administrative services and/or other services they provide. We and/or PAD also may compensate third-party vendors, for services that such vendors render to broker-dealer firms. These services may include, but are not limited to: educating customers of the firm on the Annuity's features; conducting due diligence and analysis, providing office access, operations and systems support; holding seminars intended to educate firm's registered representatives and make them more knowledgeable about the Annuity; providing a dedicated marketing coordinator; providing priority sales desk support; and providing expedited marketing compliance approval. To the extent permitted by FINRA rules and other applicable laws and regulations, PAD may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

The list below identifies three general types of payments that PAD pays to registered broker-dealers and firms which are broadly defined as follows:

   . Percentage Payments based upon "Asset under Management" or "AUM": This type of payment is a percentage payment that is based upon the total amount held in all Prudential Annuities annuity products that were sold through the firm.

   . Percentage Payments based upon sales: This type of payment is a percentage payment that is based upon the total amount of money received as purchase payments under Prudential Annuities annuity products sold through the firm.

   . Fixed payments: These types of payments are made directly to or in sponsorship of the firm.

Examples of arrangements under which such payments may be made currently include, but are not limited to, sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope. In addition, we may make payments upon the initiation of a relationship for systems, operational and other support.

The list in the prospectus includes the names of the firms that we are aware (as of December 31, 2012) received payment with respect to annuity business during 2012 (or as to which a payment amount was accrued during 2012). Your registered representative can provide you with more information about the compensation arrangements that apply upon request. During 2012, the least amount paid, and greatest amount paid, were $36.14 and $7,429,224.50, respectively.

You should note that firms and individual registered representatives and branch managers within some firms participating in one of these compensation arrangements might receive greater compensation for selling the Annuity than for selling a different annuity that is not eligible for these compensation arrangements. While compensation is generally taken into account as an expense in considering the charges applicable to an annuity product, any such compensation will be paid by us or PAD and will not result in any additional charge to you. Overall compensation paid to the distributing firm does not exceed, based on actuarial assumptions, 8.5% of the total Purchase Payments made. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Annuity.

With respect to all individual annuities issued by Prudential Annuities, PAD received commissions as follows: 2012: $186,633,222, 2011: $187,993,652, and
2010: $432,929,019. PAD retained none of those commissions.

HOW THE UNIT PRICE IS DETERMINED

For each Sub-account the initial Unit Price was $10.00. The Unit Price for each subsequent period is the net investment factor for that period, multiplied by the Unit Price for the immediately preceding Valuation Period. The Unit Price for a Valuation Period applies to each day in the period. The net investment factor is an index that measures the investment performance of, and charges assessed against, a Sub-account from one Valuation Period to the next. The net investment factor for a Valuation Period is: (a) divided by (b), less (c) where:

a. is the net result of:

1. the net asset value per share of the Portfolio shares held by that Sub-account at the end of the current Valuation Period plus the per share amount of any dividend or capital gain distribution declared by the Portfolio at the end of the current Valuation Period and paid (in the case of a Portfolio that declares dividends on an annual or quarterly basis) or accrued (in the case of a money market Portfolio that pays dividends monthly); plus or minus

2. any per share charge or credit during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

b. is the net result of:

    1. the net asset value per share of the Portfolio shares held by that Sub-account at the end of the preceding Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the Portfolio at the end of the preceding Valuation Period; plus or minus

    2. any per share charge or credit during the preceding Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

c. is the Insurance Charge and the Distribution Charge deducted daily against the assets of the Separate Account.

We value the assets in each Sub-account at their fair market value in accordance with accepted accounting practices and applicable laws and regulations. The net investment factor may be greater than, equal to, or less than one.

ADDITIONAL INFORMATION ON FIXED ALLOCATIONS

To the extent permitted by law, we reserve the right at any time to offer Guarantee Periods with durations that differ from those which were available when your Annuity was issued. We also reserve the right at any time to stop accepting new allocations, transfers or renewals for a particular Guarantee Period. Such an action may have an impact on the market value adjustment ("MVA").

We declare the rates of interest applicable during the various Guarantee Periods offered. Declared rates are effective annual rates of interest. The rate of interest applicable to a Fixed Allocation is the one in effect when its Guarantee Period begins. The rate is guaranteed throughout the Guarantee Period. We inform you of the interest rate applicable to a Fixed Allocation, as well as its Maturity Date, when we confirm the allocation. We declare interest rates applicable to new Fixed Allocations from time-to-time. Any new Fixed Allocation in an existing Annuity is credited interest at a rate not less than the rate we are then crediting to Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.

The interest rates we credit are subject to a minimum. We may declare a higher rate. The minimum is based on both an index and a reduction to the interest rate determined according to the index.

The index is based on the published rate for certificates of indebtedness (bills, notes or bonds, depending on the term of indebtedness) of the United States Treasury at the most recent Treasury auction held at least 30 days prior to the beginning of the applicable Fixed Allocation's Guarantee Period. The term (length of time from issuance to maturity) of the certificates of indebtedness upon which the index is based is the same as the duration of the Guarantee Period. If no certificates of indebtedness are available for such term, the next shortest term is used. If the United States Treasury's auction program is discontinued, we will substitute indexes which in our opinion are comparable. If required, implementation of such substitute indexes will be subject to approval by the SEC and the Insurance Department of the jurisdiction in which your Annuity was delivered. (For Annuities issued as certificates of participation in a group contract, it is our expectation that approval of only the jurisdiction in which such group contract was delivered applies.)

The reduction used in determining the minimum interest rate is two and a half percent of interest (2.50%).

Where required by the laws of a particular jurisdiction, a specific minimum interest rate, compounded yearly, will apply should the index less the reduction be less than the specific minimum interest rate applicable to that jurisdiction.

WE MAY CHANGE THE INTEREST RATES WE CREDIT NEW FIXED ALLOCATIONS AT ANY TIME. Any such change does not have an impact on the rates applicable to Fixed Allocations with Guarantee Periods that began prior to such change. However, such a change will affect the MVA.

We have no specific formula for determining the interest rates we declare. Rates may differ between classes and between types of annuities we offer, even for guarantees of the same duration starting at the same time. We expect our interest rate declarations for Fixed Allocations to reflect the returns available on the type of investments we make to support the various classes of annuities supported by the assets in Separate Account D. However, we may also take into consideration in determining rates such factors including, but not limited to, the durations offered by the annuities supported by the assets in Separate Account D, regulatory and tax requirements, the liquidity of the secondary markets for the type of investments we make, commissions, administrative expenses, investment expenses, our insurance risks in relation to Fixed Allocations, general economic trends and competition. OUR MANAGEMENT MAKES THE FINAL DETERMINATION AS TO INTEREST RATES TO BE CREDITED. WE CANNOT PREDICT THE RATES WE WILL DECLARE IN THE FUTURE.

HOW WE CALCULATE THE MARKET VALUE ADJUSTMENT

An MVA is used to determine the Account Value of each Fixed Allocation. The formula used to determine the MVA is applied separately to each Fixed Allocation. Values and time durations used in the formula are as of the date the Account Value is being determined.

For purposes of this provision:

   . "Strips" are a form of security where ownership of the interest portion of United States Treasury securities are separated from ownership of the underlying principal amount or corpus.

   . "Strip Yields" are the yields payable on coupon Strips of United States Treasury securities.

   . "Option-adjusted Spread" is the difference between the yields on corporate debt securities (adjusted to disregard options on such securities) and government debt securities of comparable duration. We currently use the Merrill Lynch 1 to 10 year Investment Grade Corporate Bond Index of Option-adjusted Spreads.

The formula is:

[(1+I) / (1+J+0.0010)]^(N/365)

where:

I is the Strip Yield as of the start date of the Guarantee Period for coupon Strips maturing at the end of the applicable Guarantee Period plus the Option-adjusted Spread. If there are no Strips maturing at that time, we will use the Strip Yield for the Strips maturing as soon as possible after the Guarantee Period ends.

J is the Strip Yield as of the date the MVA formula is being applied for coupon Strips maturing at the end of the applicable Guarantee Period plus the Option-adjusted Spread. If there are no Strips maturing at that time, we will use the Strip Yield for the Strips maturing as soon as possible after the Guarantee Period ends.

N is the number of days remaining in the original Guarantee Period.

The denominator of the MVA formula includes a factor, currently equal to 0.0010 or 10 basis points. The factor is an adjustment that is applied when an MVA is assessed (regardless of whether the MVA is positive or negative) and, relative to when no factor is applied, will reduce the amount being surrendered or transferred from the MVA Fixed Allocation.

If you surrender your Annuity under the right to cancel provision, the MVA formula is [(1 + I)/(1 + J)]^(N/365).

No MVA applies in determining a Fixed Allocation's Account Value on its Maturity Date and the 30 days prior to the Maturity Date. The formula may be changed for certain Special Purpose Fixed Allocations, as described in the Prospectus.

Irrespective of the above, we apply certain formulas to determine "I" and "J" when we do not offer Guarantee Periods with a duration equal to the Remaining Period. These formulas are as follows:

1. If we offer Guarantee Periods to your class of Annuities with durations that are both shorter and longer than the Remaining Period, we interpolate a rate for "J" between our then current interest rates for Guarantee Periods with the next shortest and next longest durations then available for new Fixed Allocations for your class of Annuities.

2. If we no longer offer Guarantee Periods to your class of Annuities with durations that are both longer and shorter than the Remaining Period, we determine rates for "J" and, for purposes of determining the MVA only, for "I" based on the Moody's Corporate Bond Yield Average - Monthly Average Corporates (the "Average"), as published by Moody's Investor Services, Inc., its successor, or an equivalent service should such Average no longer be published by Moody's. For determining I, we will use the Average published on or immediately prior to the start of the applicable Guarantee Period. For determining J, we will use the Average for the Remaining Period published on or immediately prior to the date the MVA is calculated.

No MVA applies in determining a Fixed Allocation's Account Value on its Maturity Date, and, where required by law, the 30 days prior to the Maturity Date. If we are not offering a Guarantee Period with a duration equal to the number of years remaining in a Fixed Allocation's Guarantee Period, we calculate a rate for "J" above using a specific formula.

Our Current Rates are expected to be sensitive to interest rate fluctuations, thereby making each MVA equally sensitive to such changes. There would be a downward adjustment when the applicable Current Rate plus 0.10 percent of interest exceeds the rate credited to the Fixed Allocation and an upward adjustment when the applicable Current Rate is more than 0.10 percent of interest lower than the rate being credited to the Fixed Allocation.

We reserve the right, from time to time, to determine the MVA using an interest rate lower than the Current Rate for all transactions applicable to a class of Annuities. We may do so at our sole discretion. This would benefit all such Annuities if transactions to which the MVA applies occur while we use such lower interest rate.

GENERAL INFORMATION

VOTING RIGHTS

You have voting rights in relation to Account Value maintained in the Sub-accounts. You do not have voting rights in relation to Account Value maintained in any Fixed Allocations or in relation to fixed or adjustable annuity payments.

We will vote shares of the Portfolios in which the Sub-accounts invest in the manner directed by Owners. Owners give instructions equal to the number of shares represented by the Sub-account Units attributable to their Annuity.

We will vote the shares attributable to assets held in the Sub-accounts solely for us rather than on behalf of Owners, or any share as to which we have not received instructions, in the same manner and proportion as the shares for which we have received instructions. We will do so separately for each Sub-account of the Separate Account that may invest in the same Portfolio.

The number of votes for a Portfolio will be determined as of the record date for such underlying mutual fund or portfolio as chosen by its board of trustees or board of directors, as applicable. We will furnish Owners with proper forms and proxies to enable them to instruct us how to vote.

You may instruct us how to vote on the following matters: (a) changes to the board of trustees or board of directors, as applicable; (b) changing the independent accountant; (c) any change in the fundamental investment policy;

(d) any other matter requiring a vote of the shareholders; and (e) approval of changes to the investment advisory agreement or adoption of a new investment advisory agreement. Advanced Series Trust (the "Trust") has obtained an exemption from the Securities and Exchange Commission that permits its investment adviser, AST Investment Services, Inc. ("ASISI"), subject to approval by the Board of Trustees of the Trust, to change sub-advisors for a Portfolio and to enter into new sub-advisory agreements, without obtaining shareholder approval of the changes. This exemption (which is similar to exemptions granted to other investment companies that are organized in a similar manner as the Trust) is intended to facilitate the efficient supervision and management of the sub-advisors by ASISI and the Trustees. The Trust is required, under the terms of the exemption, to provide certain information to shareholders following these types of changes.

With respect to approval of changes to the investment advisory agreement, approval of a new investment advisory agreement or any change in fundamental investment policy, only Owners maintaining Account Value as of the record date in a Sub-account investing in the applicable underlying mutual fund portfolio will instruct us how to vote on the matter, pursuant to the requirements of Rule 18f-2 under the Investment Company Act.

MODIFICATION

We reserve the right to do any or all of the following: (a) combine a Sub-account with other Sub-accounts; (b) combine Separate Account B or a portion of it with other "unitized" separate accounts; (c) terminate offering certain Guarantee Periods for new or renewing Fixed Allocations; (d) combine Separate Account D with other "non-unitized" separate accounts; (e) deregister Separate Account B under the Investment Company Act; (f) operate Separate Account B as a management investment company under the Investment Company Act or in any other form permitted by law; (g) make changes required by any change in the Securities Act, the Exchange Act or the Investment Company Act; (h) make changes that are necessary to maintain the tax status of your Annuity under the Code; (i) make changes required by any change in other Federal or state laws relating to retirement annuities or annuity contracts; and (j) discontinue offering any Sub-account at any time.

Also, from time to time, we may make additional Sub-accounts available to you. These Sub-accounts will invest in underlying mutual funds or portfolios of underlying mutual funds we believe to be suitable for the Annuity. We may or may not make a new Sub-account available to invest in any new portfolio of one of the current underlying mutual funds should such a portfolio be made available to Separate Account B.

We may eliminate Sub-accounts, combine two or more Sub-accounts or substitute one or more new underlying mutual funds or portfolios for the one in which a Sub-account is invested. Substitutions may be necessary if we believe an underlying mutual fund or portfolio no longer suits the purpose of the Annuity. This may happen due to a change in laws or regulations, or a change in the investment objectives or restrictions of an underlying mutual fund or portfolio, or because the underlying mutual fund or portfolio is no longer available for investment, or for some other reason. We would obtain prior approval from the insurance department of our state of domicile, if so required by law, before making such a substitution, deletion or addition. We also would obtain prior approval from the SEC so long as required by law, and any other required approvals before making such a substitution, deletion or addition.

We reserve the right to transfer assets of Separate Account B, which we determine to be associated with the class of contracts to which your Annuity belongs, to another "unitized" separate account. We also reserve the right to transfer assets of Separate Account D which we determine to be associated with the class of contracts to which your annuity belongs, to another "non-unitized" separate account. We will notify you (and/or any payee during the payout phase) of any modification to your Annuity. We may endorse your Annuity to reflect the change.

DEFERRAL OF TRANSACTIONS

We may defer any distribution or transfer from a Fixed Allocation or an annuity payment for a period not to exceed the lesser of 6 months or the period permitted by law. If we defer a distribution or transfer from any Fixed Allocation or any annuity payment for more than thirty days, or less where required by law, we pay interest at the minimum rate required by law but not less than 3% or at least 4% if required by your contract, per year on the amount deferred. We may defer payment of proceeds of any distribution from any Sub-account or any transfer from a Sub-account for a period not to exceed 7 calendar days from the date the transaction is effected. Any deferral period begins on the date such distribution or transfer would otherwise have been transacted.

There may be circumstances where the NYSE is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Account Value may fluctuate based on changes in the Unit Values, but you may not be able to transfer Account Value, or make a purchase or redemption request.

The NYSE is closed on the following nationally recognized holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. On those dates, we will not process any financial transactions involving purchase or redemption orders.

Prudential Annuities will also not process financial transactions involving purchase or redemption orders or transfers on any day that:

   .   trading on the NYSE is restricted;

   . an emergency exists making redemption or valuation of securities held in the separate account impractical; or

   . the SEC, by order, permits the suspension or postponement for the protection of security holders.

MISSTATEMENT OF AGE OR SEX

If there has been a misstatement of the age and/or sex of any person upon whose life annuity payments or the minimum death benefit are based, we make adjustments to conform to the facts. As to annuity payments: (a) any underpayments by us will be remedied on the next payment following correction; and (b) any overpayments by us will be charged against future amounts payable by us under your Annuity.

ANNUITIZATION

WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?

We currently make annuity options available that provide fixed annuity payments, or adjustable payments. Fixed options provide the same amount with each payment. Adjustable options provide a fixed payment that is periodically adjusted based on current interest rates. We do not guarantee to make all annuity payment options available in the future.

When you purchase an Annuity, or at a later date, you may choose an Annuity Date, an annuity option and the frequency of annuity payments. You may change your choices before the Annuity Date under the terms of your contract. A maximum Annuity Date may be required by law. The Annuity Date may depend on the annuity option you choose. Certain annuity options may not be available depending on the age of the Annuitant.

Certain of these annuity options may also be available to Beneficiaries who choose to receive the Annuity's Death Benefit proceeds as a series of payments instead of a lump sum payment.

OPTION 1

Payments for Life: Under this option, income is payable periodically until the death of the "key life". The "key life" (as used in this section) is the person or persons upon whose life annuity payments are based. No additional annuity payments are made after the death of the key life. Since no minimum number of payments is guaranteed, this option offers the largest amount of periodic payments of the life contingent annuity options. It is possible that only one payment will be payable if the death of the key life occurs before the date the second payment was due, and no other payments nor death benefits would be payable. This option is currently available on a fixed basis. Under this option, you cannot make a partial or full surrender of the annuity.

OPTION 2

Payments Based on Joint Lives: Under this option, income is payable periodically during the joint lifetime of two key lives, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the survivor's death. No minimum number of payments is guaranteed under this option. It is possible that only one payment will be payable if the death of all the key lives occurs before the date the second payment was due, and no other payments or death benefits would be payable. This option is currently available on a fixed basis. Under this option, you cannot make a partial or full surrender of the annuity.

OPTION 3

Payments for Life with a Certain Period: Under this option, income is payable until the death of the key life. However, if the key life dies before the end of the period selected (5, 10 or 15 years), the remaining payments are paid to the Beneficiary until the end of such period. This option is currently available on a fixed basis.

OPTION 4

Fixed Payments for a Certain Period: Under this option, income is payable periodically for a specified number of years. If the payee dies before the end of the specified number of years, the remaining payments are paid to the Beneficiary to the end of such period. Note that under this option, payments are not based on any assumptions of life expectancy. Therefore, that portion of the Insurance Charge assessed to cover the risk that key lives outlive our expectations provides no benefit to an Owner selecting this option. Under this option, you cannot make a partial or full surrender of the annuity.

We may make additional annuity payment options available in the future.

WHEN ARE ANNUITY PAYMENTS MADE?

Each Annuity Payment is payable monthly on the Annuity Payment Date. The initial annuity payment will be on a date of your choice. The Annuity Payment Date may not be changed after the Annuity Date.

HOW ARE ANNUITY PAYMENTS CALCULATED?

FIXED ANNUITY PAYMENTS

If you choose to receive fixed annuity payments, you will receive equal fixed-dollar payments throughout the period you select. The amount of the fixed payment will vary depending on the annuity payment option and payment frequency you select. Generally, the first annuity payment is determined by multiplying the Account Value upon the Annuity Date, minus any state premium taxes that may apply, by the factor determined from our table of annuity rates. The table of annuity rates differs based on the type of annuity chosen and the frequency of payment selected. Our rates will not be less than our guaranteed minimum rates. These guaranteed minimum rates are derived from the a2000 Individual Annuity Mortality Table with an assumed interest rate of 3% per annum. Where required by law or regulation, such annuity table will have rates that do not differ according to the gender of the key life. Otherwise, the rates will differ according to the gender of the key life.

ADJUSTABLE ANNUITY PAYMENTS

We may make an adjustable annuity payment option available. Adjustable annuity payments are calculated similarly to fixed annuity payments except that on every fifth (5th) anniversary of receiving annuity payments, the annuity payment amount is adjusted upward or downward depending on the rate we are currently crediting to annuity payments. The adjustment in the annuity payment amount does not affect the duration of remaining annuity payments, only the amount of each payment.

KEY TERMS

ACCOUNT VALUE: The value of each allocation to a Sub-account (also referred to as a "variable investment option") plus any Fixed Allocation prior to the Annuity Date, increased by any earnings, and/or less any losses, distributions and charges. The Account Value is calculated before we assess any applicable Contingent Deferred Sales Charge ("CDSC" or "surrender charge") and/or, other than on an annuity anniversary, any fee that is deducted from the Annuity annually in arrears. The Account Value is determined separately for each Sub-account and for each Fixed Allocation, and then totaled to determine the Account Value for your entire Annuity. The Account Value of each MVA Fixed Allocation on any day other than its Maturity Date may be calculated using a market value adjustment. The Account Value includes any Loyalty Credit we apply. With respect to Annuities with a Highest Daily Lifetime Five Income Benefit election, Account Value includes the value of any allocation to the Benefit Fixed Rate Account.

ANNUITY DATE: The date you choose for annuity payments to commence. Unless we agree otherwise, for Annuities issued on or after November 20, 2006, the Annuity Date must be no later than the first day of the calendar month coinciding with or next following the later of: (a) the oldest Owner's or Annuitant's 95/th/ birthday, whichever occurs first, and (b) the fifth anniversary of the Issue Date.

EXPERTS

The financial statements of Prudential Annuities Life Assurance Corporation as of December 31, 2012 and 2011 and for each of the three years in the period ended December 31, 2012 and the financial statements of Prudential Annuities Life Assurance Corporation Variable Account B as of December 31, 2012 and for each of the two years in the period then ended included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's principal business address is 300 Madison Avenue, New York, New York 10017.

LEGAL EXPERTS

In connection with the preparation of the post-effective amendment to this registration statement, counsel for Prudential Annuities has provided certain advice with respect to the federal securities laws.

FINANCIAL STATEMENTS

The financial statements which follow are those of Prudential Annuities Life Assurance Corporation and Prudential Annuities Life Assurance Corporation Variable Account B Sub-accounts as of December 31, 2012 and for the years ended December 31, 2012 and 2011. There may be other Sub-accounts included in Variable Account B that are not available in the product described in the applicable prospectus.

INCORPORATION BY REFERENCE

To the extent and only to the extent that any statement in a document incorporated by reference into this Statement of Additional Information is modified or superseded by a statement in this Statement of Additional Information or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this Statement of Additional Information.

We furnish you without charge a copy of any or all the documents incorporated by reference in this Statement of Additional Information, including any exhibits to such documents which have been specifically incorporated by reference. We do so upon receipt of your written or oral request. Please address your request to Prudential Annuities--Variable Annuities, P.O. Box 7960, Philadelphia, PA 19176. Our phone number is 1-800-752-6342. You may also forward such a request electronically to our Customer Service Department at www.Prudentialannuities.com.

Appendix A - DETERMINATION OF ACCUMULATION UNIT VALUES

The value for each accumulation unit is computed as of the end of each business day. On any given business day the value of a Unit in each Sub-account will be determined by multiplying the value of a Unit of that Sub-account for the preceding business day by the net investment factor for that Sub-account for the current business day. The net investment factor for any business day is determined by dividing the value of the assets of the Sub-account for that day by the value of the assets of the Sub-account for the preceding business day (ignoring, for this purpose, changes resulting from new purchase payments and withdrawals), and subtracting from the result the daily equivalent of the annual charge for all insurance and administrative expenses. The value of the assets of a Sub-account is determined by multiplying the number of shares of a fund by the net asset value of each share and adding the value of dividends declared by the Series Fund or other fund but not yet paid.


As we have indicated in the prospectuses, the XT6 and Optimum Plus Annuity are contracts that allow you to select or decline any of several benefit options that carry with it a specific asset based charge. We maintain a unique unit value corresponding to each such contract feature. In each prospectus, we depict the unit values corresponding to the contract features that bore the highest and lowest combination of asset-based charges for the period ending December 31, 2012. Here, we set out unit values corresponding to the remaining unit values.


The portfolio names shown for the corresponding unit values are as of the period indicated above. For a complete list of the current portfolio names, see "What Are the Investment Objectives and Policies of the Portfolio?" in the prospectus.

                                   ASXT SIX

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

    ACCUMULATION UNIT VALUES: WITH ANY ONE OF GRO PLUS, EBP OR HAV (1.90%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
ACCESS VP HIGH YIELD FUND
   05/02/2005* to 12/31/2005..........    $10.00       $10.55               0
   01/01/2006 to 12/31/2006...........    $10.55       $11.34          40,028
   01/01/2007 to 12/31/2007...........    $11.34       $11.70           9,274
   01/01/2008 to 12/31/2008...........    $11.70       $10.94          15,650
   01/01/2009 to 12/31/2009...........    $10.94       $12.55           8,918
   01/01/2010 to 12/31/2010...........    $12.55       $14.33             228
   01/01/2011 to 12/31/2011...........    $14.33       $14.44          33,311
   01/01/2012 to 12/31/2012...........    $14.44       $16.17              49
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.02       3,947,078
   01/01/2006 to 12/31/2006...........    $10.02       $10.98      39,113,352
   01/01/2007 to 12/31/2007...........    $10.98       $11.76      51,904,819
   01/01/2008 to 12/31/2008...........    $11.76       $ 7.87       5,964,367
   01/01/2009 to 12/31/2009...........    $ 7.87       $ 9.60      14,463,581
   01/01/2010 to 12/31/2010...........    $ 9.60       $10.54      11,979,057
   01/01/2011 to 12/31/2011...........    $10.54       $10.07       7,908,770
   01/01/2012 to 12/31/2012...........    $10.07       $11.12       7,770,695
AST ADVANCED STRATEGIES PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.64       5,875,082
   01/01/2007 to 12/31/2007...........    $10.64       $11.43      11,414,410
   01/01/2008 to 12/31/2008...........    $11.43       $ 7.87       2,263,776
   01/01/2009 to 12/31/2009...........    $ 7.87       $ 9.74       6,609,268
   01/01/2010 to 12/31/2010...........    $ 9.74       $10.87       6,072,487
   01/01/2011 to 12/31/2011...........    $10.87       $10.67       4,020,952
   01/01/2012 to 12/31/2012...........    $10.67       $11.90       4,181,266
AST ALGER ALL-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........    $ 9.36       $12.45         636,548
   01/01/2004 to 12/31/2004...........    $12.45       $13.25         715,598
   01/01/2005 to 12/02/2005...........    $13.25       $15.17               0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........    $ 9.79       $12.11         667,395
   01/01/2004 to 12/31/2004...........    $12.11       $13.07       1,011,796
   01/01/2005 to 12/02/2005...........    $13.07       $14.43               0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........    $ 9.89       $12.50         846,118
   01/01/2004 to 12/31/2004...........    $12.50       $13.80       2,219,323
   01/01/2005 to 12/31/2005...........    $13.80       $14.17       2,300,793
   01/01/2006 to 12/31/2006...........    $14.17       $16.24       2,456,510
   01/01/2007 to 12/31/2007...........    $16.24       $15.92       1,963,249
   01/01/2008 to 12/31/2008...........    $15.92       $10.19         312,153
   01/01/2009 to 12/31/2009...........    $10.19       $11.77         623,594
   01/01/2010 to 12/31/2010...........    $11.77       $13.15         553,750
   01/01/2011 to 12/31/2011...........    $13.15       $13.36         416,102
   01/01/2012 to 05/04/2012...........    $13.36       $14.50               0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.03         848,018
   01/01/2006 to 12/31/2006...........    $10.03       $10.87       8,676,554
   01/01/2007 to 12/31/2007...........    $10.87       $11.63      15,085,032
   01/01/2008 to 12/31/2008...........    $11.63       $ 8.14       2,928,413
   01/01/2009 to 12/31/2009...........    $ 8.14       $ 9.84      12,578,640
   01/01/2010 to 12/31/2010...........    $ 9.84       $10.84      10,206,458
   01/01/2011 to 12/31/2011...........    $10.84       $10.51       6,583,634
   01/01/2012 to 12/31/2012...........    $10.51       $11.60       6,921,821
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 9.15         467,866
   01/01/2012 to 12/31/2012...........    $ 9.15       $10.05         651,421
AST BLACKROCK VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........    $ 9.98       $12.39         583,969
   01/01/2004 to 12/31/2004...........    $12.39       $14.36       1,347,344
   01/01/2005 to 12/31/2005...........    $14.36       $15.41       1,705,077
   01/01/2006 to 12/31/2006...........    $15.41       $18.40       3,383,186
   01/01/2007 to 12/31/2007...........    $18.40       $18.26       4,050,104
   01/01/2008 to 12/31/2008...........    $18.26       $11.23         341,799
   01/01/2009 to 12/31/2009...........    $11.23       $13.03       1,308,929
   01/01/2010 to 12/31/2010...........    $13.03       $14.37         827,377
   01/01/2011 to 12/31/2011...........    $14.37       $14.03         389,478
   01/01/2012 to 12/31/2012...........    $14.03       $15.61         374,123
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........    $10.00       $ 9.37               0
   01/01/2010 to 12/31/2010...........    $ 9.37       $10.16               0
   01/01/2011 to 12/31/2011...........    $10.16       $10.93               0
   01/01/2012 to 12/31/2012...........    $10.93       $11.17               0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........    $10.00       $ 8.78               0
   01/01/2010 to 12/31/2010...........    $ 8.78       $ 9.63               0
   01/01/2011 to 12/31/2011...........    $ 9.63       $11.22               0
   01/01/2012 to 12/31/2012...........    $11.22       $11.70               0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.01       4,889,286
   01/01/2006 to 12/31/2006...........    $10.01       $11.16      49,970,238
   01/01/2007 to 12/31/2007...........    $11.16       $12.01      67,852,631
   01/01/2008 to 12/31/2008...........    $12.01       $ 7.66       5,862,125
   01/01/2009 to 12/31/2009...........    $ 7.66       $ 9.42      19,005,047
   01/01/2010 to 12/31/2010...........    $ 9.42       $10.48      14,233,361
   01/01/2011 to 12/31/2011...........    $10.48       $10.03       8,170,145
   01/01/2012 to 12/31/2012...........    $10.03       $11.19       8,804,452
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.04         236,496
   01/01/2008 to 12/31/2008...........    $10.04       $ 7.13         555,997
   01/01/2009 to 12/31/2009...........    $ 7.13       $ 8.63       2,983,186
   01/01/2010 to 12/31/2010...........    $ 8.63       $ 9.48       2,961,766
   01/01/2011 to 12/31/2011...........    $ 9.48       $ 9.13       1,841,127
   01/01/2012 to 12/31/2012...........    $ 9.13       $ 9.88       1,885,971
AST COHEN & STEERS REALTY PORTFOLIO
   01/01/2003 to 12/31/2003...........    $10.33       $13.92       1,376,696
   01/01/2004 to 12/31/2004...........    $13.92       $18.84       2,863,749
   01/01/2005 to 12/31/2005...........    $18.84       $21.22       2,826,660
   01/01/2006 to 12/31/2006...........    $21.22       $28.47       3,649,289
   01/01/2007 to 12/31/2007...........    $28.47       $22.36       1,894,036
   01/01/2008 to 12/31/2008...........    $22.36       $14.25         211,987
   01/01/2009 to 12/31/2009...........    $14.25       $18.44         608,819
   01/01/2010 to 12/31/2010...........    $18.44       $23.28         512,414
   01/01/2011 to 12/31/2011...........    $23.28       $24.34         235,353
   01/01/2012 to 12/31/2012...........    $24.34       $27.54         235,540
AST DEAM SMALL-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........    $10.08       $14.19         434,509
   01/01/2004 to 12/31/2004...........    $14.19       $17.00       1,054,696
   01/01/2005 to 12/31/2005...........    $17.00       $16.87       1,206,635
   01/01/2006 to 12/31/2006...........    $16.87       $19.85       1,198,888
   01/01/2007 to 12/31/2007...........    $19.85       $16.02         906,203
   01/01/2008 to 07/18/2008...........    $16.02       $14.65               0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........    $ 9.86       $16.40       2,615,505
   01/01/2004 to 12/31/2004...........    $16.40       $19.79       5,192,694
   01/01/2005 to 12/31/2005...........    $19.79       $21.25       6,965,263
   01/01/2006 to 12/31/2006...........    $21.25       $23.54       5,683,317
   01/01/2007 to 12/31/2007...........    $23.54       $25.68       5,023,880
   01/01/2008 to 12/31/2008...........    $25.68       $14.08         535,803
   01/01/2009 to 12/31/2009...........    $14.08       $18.33       1,908,786
   01/01/2010 to 12/31/2010...........    $18.33       $23.83       1,310,855
   01/01/2011 to 12/31/2011...........    $23.83       $20.32         619,637
   01/01/2012 to 12/31/2012...........    $20.32       $23.93         575,209
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.00          29,652
   01/01/2008 to 12/31/2008...........    $10.00       $ 7.14         352,019
   01/01/2009 to 12/31/2009...........    $ 7.14       $ 8.49         944,364
   01/01/2010 to 12/31/2010...........    $ 8.49       $ 9.44         942,799
   01/01/2011 to 12/31/2011...........    $ 9.44       $ 9.03         721,380
   01/01/2012 to 12/31/2012...........    $ 9.03       $10.07         864,345
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.56       4,290,735
   01/01/2007 to 12/31/2007...........    $10.56       $11.24      10,546,291
   01/01/2008 to 12/31/2008...........    $11.24       $ 7.23       1,873,344
   01/01/2009 to 12/31/2009...........    $ 7.23       $ 8.78       6,315,685
   01/01/2010 to 12/31/2010...........    $ 8.78       $ 9.85       5,754,917
   01/01/2011 to 12/31/2011...........    $ 9.85       $ 9.52       3,704,169
   01/01/2012 to 12/31/2012...........    $ 9.52       $10.33       3,876,960
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.46       4,431,545
   01/01/2007 to 12/31/2007...........    $10.46       $11.43      11,110,354
   01/01/2008 to 12/31/2008...........    $11.43       $ 6.65       2,024,904
   01/01/2009 to 12/31/2009...........    $ 6.65       $ 8.22      11,586,741
   01/01/2010 to 12/31/2010...........    $ 8.22       $ 9.59      10,424,536
   01/01/2011 to 12/31/2011...........    $ 9.59       $ 8.83       6,056,736
   01/01/2012 to 12/31/2012...........    $ 8.83       $ 9.78       6,636,157
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.00       $ 7.46         132,356
   01/01/2009 to 11/13/2009...........    $ 7.46       $ 8.33               0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.73       2,748,118
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.18       $ 6.11          13,259
   01/01/2009 to 12/31/2009...........    $ 6.11       $ 8.09         144,868
   01/01/2010 to 12/31/2010...........    $ 8.09       $ 9.54         136,521
   01/01/2011 to 12/31/2011...........    $ 9.54       $ 8.89          92,327
   01/01/2012 to 12/31/2012...........    $ 8.89       $11.06         188,259

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........    $ 9.46       $11.63         715,845
   01/01/2004 to 12/31/2004...........    $11.63       $11.83       1,641,544
   01/01/2005 to 12/31/2005...........    $11.83       $11.99       1,573,426
   01/01/2006 to 12/31/2006...........    $11.99       $12.94       1,596,091
   01/01/2007 to 12/31/2007...........    $12.94       $14.46       1,802,097
   01/01/2008 to 12/31/2008...........    $14.46       $ 8.47         238,285
   01/01/2009 to 12/31/2009...........    $ 8.47       $12.42         976,510
   01/01/2010 to 12/31/2010...........    $12.42       $13.44         745,146
   01/01/2011 to 12/31/2011...........    $13.44       $12.66         232,569
   01/01/2012 to 12/31/2012...........    $12.66       $14.88         242,001
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........    $ 9.83       $12.77      13,386,166
   01/01/2004 to 12/31/2004...........    $12.77       $13.91      27,268,222
   01/01/2005 to 12/31/2005...........    $13.91       $14.30      38,456,039
   01/01/2006 to 12/31/2006...........    $14.30       $16.45      27,267,301
   01/01/2007 to 12/31/2007...........    $16.45       $16.96      23,014,737
   01/01/2008 to 12/31/2008...........    $16.96       $ 9.87       2,971,743
   01/01/2009 to 12/31/2009...........    $ 9.87       $11.54       9,326,038
   01/01/2010 to 12/31/2010...........    $11.54       $12.78       6,998,680
   01/01/2011 to 12/31/2011...........    $12.78       $11.84       3,277,745
   01/01/2012 to 12/31/2012...........    $11.84       $13.90       3,174,914
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........    $ 9.87       $12.75       2,379,820
   01/01/2004 to 12/31/2004...........    $12.75       $14.55       5,139,643
   01/01/2005 to 12/31/2005...........    $14.55       $14.95       6,665,807
   01/01/2006 to 12/31/2006...........    $14.95       $15.59       5,183,278
   01/01/2007 to 12/31/2007...........    $15.59       $18.25       4,551,679
   01/01/2008 to 12/31/2008...........    $18.25       $10.60         495,545
   01/01/2009 to 12/31/2009...........    $10.60       $16.34       1,836,792
   01/01/2010 to 12/31/2010...........    $16.34       $19.21       1,199,578
   01/01/2011 to 12/31/2011...........    $19.21       $18.28         516,180
   01/01/2012 to 12/31/2012...........    $18.28       $21.45         505,518
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........    $10.09       $13.97         102,500
   01/01/2004 to 12/31/2004...........    $13.97       $16.47         222,905
   01/01/2005 to 12/31/2005...........    $16.47       $16.96         225,717
   01/01/2006 to 12/31/2006...........    $16.96       $19.51         195,692
   01/01/2007 to 12/31/2007...........    $19.51       $18.16         161,243
   01/01/2008 to 12/31/2008...........    $18.16       $13.07          48,498
   01/01/2009 to 12/31/2009...........    $13.07       $16.26         302,214
   01/01/2010 to 12/31/2010...........    $16.26       $20.22         300,723
   01/01/2011 to 12/31/2011...........    $20.22       $20.10         141,768
   01/01/2012 to 12/31/2012...........    $20.10       $22.81         147,190

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HIGH YIELD PORTFOLIO
   01/01/2003 to 12/31/2003...........    $10.26       $12.24       3,684,174
   01/01/2004 to 12/31/2004...........    $12.24       $13.34       4,901,936
   01/01/2005 to 12/31/2005...........    $13.34       $13.23       4,036,186
   01/01/2006 to 12/31/2006...........    $13.23       $14.33       3,605,228
   01/01/2007 to 12/31/2007...........    $14.33       $14.40       3,381,681
   01/01/2008 to 12/31/2008...........    $14.40       $10.52       1,130,915
   01/01/2009 to 12/31/2009...........    $10.52       $13.99       2,187,551
   01/01/2010 to 12/31/2010...........    $13.99       $15.58       1,822,975
   01/01/2011 to 12/31/2011...........    $15.58       $15.76       1,332,047
   01/01/2012 to 12/31/2012...........    $15.76       $17.61       1,315,319
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.17          45,831
   01/01/2008 to 12/31/2008...........    $10.17       $ 7.56         423,008
   01/01/2009 to 12/31/2009...........    $ 7.56       $ 9.15       2,253,800
   01/01/2010 to 12/31/2010...........    $ 9.15       $10.02       2,198,784
   01/01/2011 to 12/31/2011...........    $10.02       $ 9.78       1,593,260
   01/01/2012 to 12/31/2012...........    $ 9.78       $10.56       1,792,450
AST INTERNATIONAL GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........    $ 9.72       $13.35       6,498,151
   01/01/2004 to 12/31/2004...........    $13.35       $15.21      15,481,627
   01/01/2005 to 12/31/2005...........    $15.21       $17.40      18,939,826
   01/01/2006 to 12/31/2006...........    $17.40       $20.65      13,631,389
   01/01/2007 to 12/31/2007...........    $20.65       $24.11      11,406,256
   01/01/2008 to 12/31/2008...........    $24.11       $11.77       1,436,169
   01/01/2009 to 12/31/2009...........    $11.77       $15.62       4,557,297
   01/01/2010 to 12/31/2010...........    $15.62       $17.55       3,251,694
   01/01/2011 to 12/31/2011...........    $17.55       $14.99       1,512,624
   01/01/2012 to 12/31/2012...........    $14.99       $17.70       1,436,397
AST INTERNATIONAL VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........    $ 9.79       $12.86         368,945
   01/01/2004 to 12/31/2004...........    $12.86       $15.27         810,108
   01/01/2005 to 12/31/2005...........    $15.27       $17.04       1,137,254
   01/01/2006 to 12/31/2006...........    $17.04       $21.30       1,933,054
   01/01/2007 to 12/31/2007...........    $21.30       $24.61       2,704,506
   01/01/2008 to 12/31/2008...........    $24.61       $13.52         254,922
   01/01/2009 to 12/31/2009...........    $13.52       $17.31         702,587
   01/01/2010 to 12/31/2010...........    $17.31       $18.86         458,110
   01/01/2011 to 12/31/2011...........    $18.86       $16.18         222,180
   01/01/2012 to 12/31/2012...........    $16.18       $18.52         226,039
AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008..........    $10.00       $10.71      14,181,642
   01/01/2009 to 12/31/2009...........    $10.71       $11.69       5,092,409
   01/01/2010 to 12/31/2010...........    $11.69       $12.71       2,342,766
   01/01/2011 to 12/31/2011...........    $12.71       $14.02      10,709,989
   01/01/2012 to 12/31/2012...........    $14.02       $15.05       5,652,714

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.19         31,179
   01/01/2008 to 12/31/2008...........    $10.19       $ 6.92        227,790
   01/01/2009 to 12/31/2009...........    $ 6.92       $ 8.60      1,770,969
   01/01/2010 to 12/31/2010...........    $ 8.60       $ 9.61      1,853,130
   01/01/2011 to 12/31/2011...........    $ 9.61       $ 9.37      1,130,059
   01/01/2012 to 12/31/2012...........    $ 9.37       $10.44      1,086,303
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   01/01/2003 to 12/31/2003...........    $ 9.94       $11.65        155,865
   01/01/2004 to 12/31/2004...........    $11.65       $12.70        278,657
   01/01/2005 to 12/31/2005...........    $12.70       $13.32        481,111
   01/01/2006 to 12/31/2006...........    $13.32       $14.52        602,700
   01/01/2007 to 12/31/2007...........    $14.52       $14.52      2,384,671
   01/01/2008 to 12/31/2008...........    $14.52       $11.74      1,649,747
   01/01/2009 to 12/31/2009...........    $11.74       $14.05      4,201,539
   01/01/2010 to 12/31/2010...........    $14.05       $14.79      3,774,526
   01/01/2011 to 12/31/2011...........    $14.79       $14.54      2,478,160
   01/01/2012 to 12/31/2012...........    $14.54       $15.80      2,505,973
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.08       $10.29         11,476
   01/01/2010 to 12/31/2010...........    $10.29       $11.23         39,108
   01/01/2011 to 12/31/2011...........    $11.23       $11.09         45,177
   01/01/2012 to 12/31/2012...........    $11.09       $12.54         82,848
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.15       $10.30          4,269
   01/01/2010 to 12/31/2010...........    $10.30       $11.49         81,163
   01/01/2011 to 12/31/2011...........    $11.49       $10.61         59,241
   01/01/2012 to 12/31/2012...........    $10.61       $11.78         41,902
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/01/2003 to 12/31/2003...........    $ 9.95       $12.75        936,678
   01/01/2004 to 12/31/2004...........    $12.75       $14.65      2,064,681
   01/01/2005 to 12/31/2005...........    $14.65       $15.96      3,524,141
   01/01/2006 to 12/31/2006...........    $15.96       $19.22      4,137,771
   01/01/2007 to 12/31/2007...........    $19.22       $20.63      4,026,621
   01/01/2008 to 12/31/2008...........    $20.63       $11.87        385,911
   01/01/2009 to 12/31/2009...........    $11.87       $15.82      1,088,419
   01/01/2010 to 12/31/2010...........    $15.82       $16.63        754,417
   01/01/2011 to 12/31/2011...........    $16.63       $14.82        455,543
   01/01/2012 to 12/31/2012...........    $14.82       $17.72        433,132
AST LARGE-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........    $ 9.90       $11.65        651,074
   01/01/2004 to 12/31/2004...........    $11.65       $13.19      1,916,775
   01/01/2005 to 12/31/2005...........    $13.19       $13.78      3,227,693
   01/01/2006 to 12/31/2006...........    $13.78       $16.01      3,946,641
   01/01/2007 to 12/31/2007...........    $16.01       $15.23      3,212,276
   01/01/2008 to 12/31/2008...........    $15.23       $ 8.74        510,220
   01/01/2009 to 12/31/2009...........    $ 8.74       $10.25      1,270,505
   01/01/2010 to 12/31/2010...........    $10.25       $11.37        929,620
   01/01/2011 to 12/31/2011...........    $11.37       $10.69        467,092
   01/01/2012 to 12/31/2012...........    $10.69       $12.26        472,202

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   01/01/2003 to 12/31/2003...........    $10.23       $11.92       4,628,945
   01/01/2004 to 12/31/2004...........    $11.92       $12.56       7,337,467
   01/01/2005 to 12/31/2005...........    $12.56       $12.46      11,711,617
   01/01/2006 to 12/31/2006...........    $12.46       $13.43       9,529,259
   01/01/2007 to 12/31/2007...........    $13.43       $13.97       8,088,124
   01/01/2008 to 12/31/2008...........    $13.97       $10.52       1,849,304
   01/01/2009 to 12/31/2009...........    $10.52       $13.89       3,476,917
   01/01/2010 to 12/31/2010...........    $13.89       $15.45       2,308,003
   01/01/2011 to 12/31/2011...........    $15.45       $16.70       1,512,620
   01/01/2012 to 12/31/2012...........    $16.70       $17.36       1,485,320
AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........    $ 9.51       $12.30      14,975,841
   01/01/2004 to 12/31/2004...........    $12.30       $13.95      30,793,077
   01/01/2005 to 12/31/2005...........    $13.95       $14.62      41,075,737
   01/01/2006 to 12/31/2006...........    $14.62       $15.38      33,382,333
   01/01/2007 to 12/31/2007...........    $15.38       $17.35      28,678,496
   01/01/2008 to 12/31/2008...........    $17.35       $ 9.59       3,236,045
   01/01/2009 to 12/31/2009...........    $ 9.59       $12.21       9,898,808
   01/01/2010 to 12/31/2010...........    $12.21       $14.34       7,065,215
   01/01/2011 to 12/31/2011...........    $14.34       $13.94       3,146,426
   01/01/2012 to 12/31/2012...........    $13.94       $15.35       3,080,177
AST MFS GLOBAL EQUITY PORTFOLIO
   01/01/2003 to 12/31/2003...........    $ 9.87       $12.31         916,888
   01/01/2004 to 12/31/2004...........    $12.31       $14.29       1,897,254
   01/01/2005 to 12/31/2005...........    $14.29       $15.08       1,417,478
   01/01/2006 to 12/31/2006...........    $15.08       $18.40       2,742,924
   01/01/2007 to 12/31/2007...........    $18.40       $19.74       1,441,407
   01/01/2008 to 12/31/2008...........    $19.74       $12.78         182,880
   01/01/2009 to 12/31/2009...........    $12.78       $16.49         431,702
   01/01/2010 to 12/31/2010...........    $16.49       $18.13         408,161
   01/01/2011 to 12/31/2011...........    $18.13       $17.23         265,817
   01/01/2012 to 12/31/2012...........    $17.23       $20.80         278,539
AST MFS GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........    $ 9.47       $11.41       2,222,614
   01/01/2004 to 12/31/2004...........    $11.41       $12.39       2,897,175
   01/01/2005 to 12/31/2005...........    $12.39       $12.93       4,272,541
   01/01/2006 to 12/31/2006...........    $12.93       $13.91       3,472,314
   01/01/2007 to 12/31/2007...........    $13.91       $15.70       2,799,781
   01/01/2008 to 12/31/2008...........    $15.70       $ 9.81         639,125
   01/01/2009 to 12/31/2009...........    $ 9.81       $11.97       1,222,987
   01/01/2010 to 12/31/2010...........    $11.97       $13.24         948,496
   01/01/2011 to 12/31/2011...........    $13.24       $12.91         532,298
   01/01/2012 to 12/31/2012...........    $12.91       $14.83         524,356

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........    $10.00       $10.19               0
AST MID-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........    $10.04       $13.38         727,500
   01/01/2004 to 12/31/2004...........    $13.38       $15.14       1,071,978
   01/01/2005 to 12/31/2005...........    $15.14       $15.66       1,028,350
   01/01/2006 to 12/31/2006...........    $15.66       $17.55         962,590
   01/01/2007 to 12/31/2007...........    $17.55       $17.69         819,090
   01/01/2008 to 12/31/2008...........    $17.69       $10.74         114,313
   01/01/2009 to 12/31/2009...........    $10.74       $14.63         269,317
   01/01/2010 to 12/31/2010...........    $14.63       $17.74         373,327
   01/01/2011 to 12/31/2011...........    $17.74       $16.80         177,897
   01/01/2012 to 12/31/2012...........    $16.80       $19.52         193,813
AST MONEY MARKET PORTFOLIO
   01/01/2003 to 12/31/2003...........    $ 9.99       $ 9.86       7,176,983
   01/01/2004 to 12/31/2004...........    $ 9.86       $ 9.75       8,152,893
   01/01/2005 to 12/31/2005...........    $ 9.75       $ 9.83      14,801,774
   01/01/2006 to 12/31/2006...........    $ 9.83       $10.09      17,648,852
   01/01/2007 to 12/31/2007...........    $10.09       $10.38      23,468,378
   01/01/2008 to 12/31/2008...........    $10.38       $10.44      27,759,077
   01/01/2009 to 12/31/2009...........    $10.44       $10.26      53,398,654
   01/01/2010 to 12/31/2010...........    $10.26       $10.07      22,860,112
   01/01/2011 to 12/31/2011...........    $10.07       $ 9.88      14,451,090
   01/01/2012 to 12/31/2012...........    $ 9.88       $ 9.70      12,836,983
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........    $ 9.98       $13.34       4,786,623
   01/01/2004 to 12/31/2004...........    $13.34       $16.08       9,335,291
   01/01/2005 to 12/31/2005...........    $16.08       $17.68      11,873,661
   01/01/2006 to 12/31/2006...........    $17.68       $19.21       9,671,239
   01/01/2007 to 12/31/2007...........    $19.21       $19.44       8,401,820
   01/01/2008 to 12/31/2008...........    $19.44       $11.01         882,120
   01/01/2009 to 12/31/2009...........    $11.01       $15.19       2,326,283
   01/01/2010 to 12/31/2010...........    $15.19       $18.39       1,733,456
   01/01/2011 to 12/31/2011...........    $18.39       $17.60         825,169
   01/01/2012 to 12/31/2012...........    $17.60       $20.22         800,864
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.03       $10.07           3,542
   01/01/2012 to 12/31/2012...........    $10.07       $10.36          81,906

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........    $ 9.51       $12.18       1,089,649
   01/01/2004 to 12/31/2004...........    $12.18       $13.87       2,211,800
   01/01/2005 to 12/31/2005...........    $13.87       $15.44       4,381,841
   01/01/2006 to 12/31/2006...........    $15.44       $17.28       3,814,763
   01/01/2007 to 12/31/2007...........    $17.28       $20.72       4,471,479
   01/01/2008 to 12/31/2008...........    $20.72       $11.55         362,170
   01/01/2009 to 12/31/2009...........    $11.55       $14.70         811,825
   01/01/2010 to 12/31/2010...........    $14.70       $18.56         696,814
   01/01/2011 to 12/31/2011...........    $18.56       $18.51         360,080
   01/01/2012 to 12/31/2012...........    $18.51       $20.41         353,163
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........    $ 9.71       $14.06         480,221
   01/01/2004 to 12/31/2004...........    $14.06       $15.10         779,045
   01/01/2005 to 12/31/2005...........    $15.10       $14.87         775,839
   01/01/2006 to 12/31/2006...........    $14.87       $15.72         737,915
   01/01/2007 to 12/31/2007...........    $15.72       $18.30         790,161
   01/01/2008 to 12/31/2008...........    $18.30       $10.32          80,056
   01/01/2009 to 12/31/2009...........    $10.32       $12.40         231,173
   01/01/2010 to 12/31/2010...........    $12.40       $14.63         208,196
   01/01/2011 to 04/29/2011...........    $14.63       $16.40               0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.31         586,180
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.10       $ 5.57          13,090
   01/01/2009 to 12/31/2009...........    $ 5.57       $ 9.09         797,469
   01/01/2010 to 12/31/2010...........    $ 9.09       $10.91         980,723
   01/01/2011 to 12/31/2011...........    $10.91       $ 8.53         312,728
   01/01/2012 to 12/31/2012...........    $ 8.53       $ 9.87         305,612
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/01/2003 to 12/31/2003...........    $10.08       $10.22       5,152,783
   01/01/2004 to 12/31/2004...........    $10.22       $10.23      19,103,280
   01/01/2005 to 12/31/2005...........    $10.23       $10.20      31,242,913
   01/01/2006 to 12/31/2006...........    $10.20       $10.39      24,544,154
   01/01/2007 to 12/31/2007...........    $10.39       $10.88      21,419,052
   01/01/2008 to 12/31/2008...........    $10.88       $10.80       3,534,614
   01/01/2009 to 12/31/2009...........    $10.80       $11.67       9,706,559
   01/01/2010 to 12/31/2010...........    $11.67       $11.90       6,476,153
   01/01/2011 to 12/31/2011...........    $11.90       $11.93       3,945,089
   01/01/2012 to 12/31/2012...........    $11.93       $12.26       3,747,740
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/01/2003 to 12/31/2003...........    $10.17       $10.51      16,012,778
   01/01/2004 to 12/31/2004...........    $10.51       $10.82      30,067,867
   01/01/2005 to 12/31/2005...........    $10.82       $10.88      15,662,179
   01/01/2006 to 12/31/2006...........    $10.88       $11.07      16,434,843
   01/01/2007 to 12/31/2007...........    $11.07       $11.76      17,063,089
   01/01/2008 to 12/31/2008...........    $11.76       $11.28       3,876,085
   01/01/2009 to 12/31/2009...........    $11.28       $12.89      10,257,815
   01/01/2010 to 12/31/2010...........    $12.89       $13.62       8,706,380
   01/01/2011 to 12/31/2011...........    $13.62       $13.79       5,328,814
   01/01/2012 to 12/31/2012...........    $13.79       $14.79       5,350,745

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.04        185,386
   01/01/2006 to 12/31/2006...........    $10.04       $10.63      4,511,598
   01/01/2007 to 12/31/2007...........    $10.63       $11.33      6,663,413
   01/01/2008 to 12/31/2008...........    $11.33       $ 8.95      3,907,838
   01/01/2009 to 12/31/2009...........    $ 8.95       $10.54      9,644,662
   01/01/2010 to 12/31/2010...........    $10.54       $11.44      8,283,737
   01/01/2011 to 12/31/2011...........    $11.44       $11.33      6,052,545
   01/01/2012 to 12/31/2012...........    $11.33       $12.27      6,075,309
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.02       $10.07         31,164
   01/01/2012 to 12/31/2012...........    $10.07       $10.58        120,118
AST QMA US EQUITY ALPHA PORTFOLIO
   01/01/2003 to 12/31/2003...........    $ 9.81       $12.25      2,209,334
   01/01/2004 to 12/31/2004...........    $12.25       $13.22      3,486,237
   01/01/2005 to 12/31/2005...........    $13.22       $13.43      3,733,992
   01/01/2006 to 12/31/2006...........    $13.43       $14.83      3,708,073
   01/01/2007 to 12/31/2007...........    $14.83       $14.85      3,175,733
   01/01/2008 to 12/31/2008...........    $14.85       $ 8.93        382,597
   01/01/2009 to 12/31/2009...........    $ 8.93       $10.67        731,656
   01/01/2010 to 12/31/2010...........    $10.67       $12.04        574,473
   01/01/2011 to 12/31/2011...........    $12.04       $12.22        392,036
   01/01/2012 to 12/31/2012...........    $12.22       $14.25        363,906
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 8.88          4,694
   01/01/2012 to 12/31/2012...........    $ 8.88       $ 9.86          8,784
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $11.50        225,659
   01/01/2008 to 12/31/2008...........    $11.50       $ 7.31        196,472
   01/01/2009 to 12/31/2009...........    $ 7.31       $ 9.10      1,624,864
   01/01/2010 to 12/31/2010...........    $ 9.10       $10.21      1,595,628
   01/01/2011 to 12/31/2011...........    $10.21       $ 9.77        939,114
   01/01/2012 to 12/31/2012...........    $ 9.77       $11.11      1,116,900
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   01/01/2003 to 12/31/2003...........    $ 9.97       $11.62        930,516
   01/01/2004 to 12/31/2004...........    $11.62       $12.43      1,308,462
   01/01/2005 to 12/31/2005...........    $12.43       $12.75      1,619,987
   01/01/2006 to 12/31/2006...........    $12.75       $13.72      1,619,748
   01/01/2007 to 12/31/2007...........    $13.72       $14.66      1,487,210
   01/01/2008 to 12/31/2008...........    $14.66       $10.04        420,214
   01/01/2009 to 12/31/2009...........    $10.04       $12.55      2,934,444
   01/01/2010 to 12/31/2010...........    $12.55       $13.77      3,165,437
   01/01/2011 to 12/31/2011...........    $13.77       $13.05      1,898,541
   01/01/2012 to 12/31/2012...........    $13.05       $14.22      1,861,745

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........    $ 9.48       $13.50       1,059,046
   01/01/2004 to 12/31/2004...........    $13.50       $12.33       1,200,247
   01/01/2005 to 12/31/2005...........    $12.33       $12.27       1,188,972
   01/01/2006 to 12/31/2006...........    $12.27       $13.56       1,254,815
   01/01/2007 to 12/31/2007...........    $13.56       $14.25       1,144,565
   01/01/2008 to 12/31/2008...........    $14.25       $ 9.09         186,142
   01/01/2009 to 12/31/2009...........    $ 9.09       $11.94         533,421
   01/01/2010 to 12/31/2010...........    $11.94       $15.97         560,624
   01/01/2011 to 12/31/2011...........    $15.97       $15.52         229,807
   01/01/2012 to 12/31/2012...........    $15.52       $17.08         227,003
AST SMALL-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........    $10.08       $13.43       5,824,200
   01/01/2004 to 12/31/2004...........    $13.43       $15.34      10,169,483
   01/01/2005 to 12/31/2005...........    $15.34       $16.05      12,956,155
   01/01/2006 to 12/31/2006...........    $16.05       $18.90      10,309,013
   01/01/2007 to 12/31/2007...........    $18.90       $17.50       9,534,730
   01/01/2008 to 12/31/2008...........    $17.50       $12.07       1,182,326
   01/01/2009 to 12/31/2009...........    $12.07       $15.03       3,254,841
   01/01/2010 to 12/31/2010...........    $15.03       $18.58       2,239,354
   01/01/2011 to 12/31/2011...........    $18.58       $17.14       1,034,413
   01/01/2012 to 12/31/2012...........    $17.14       $19.87         977,952
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   01/01/2003 to 12/31/2003...........    $ 9.96       $12.12         955,716
   01/01/2004 to 12/31/2004...........    $12.12       $13.22       2,109,855
   01/01/2005 to 12/31/2005...........    $13.22       $13.57       2,860,901
   01/01/2006 to 12/31/2006...........    $13.57       $14.98       3,596,335
   01/01/2007 to 12/31/2007...........    $14.98       $15.62       5,082,784
   01/01/2008 to 12/31/2008...........    $15.62       $11.35       1,345,037
   01/01/2009 to 12/31/2009...........    $11.35       $13.82       3,356,441
   01/01/2010 to 12/31/2010...........    $13.82       $15.12       3,287,642
   01/01/2011 to 12/31/2011...........    $15.12       $15.13       2,392,994
   01/01/2012 to 12/31/2012...........    $15.13       $16.85       2,952,403
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   01/01/2003 to 12/31/2003...........    $10.08       $12.69       2,277,726
   01/01/2004 to 12/31/2004...........    $12.69       $14.18       3,959,115
   01/01/2005 to 12/31/2005...........    $14.18       $14.68       3,809,638
   01/01/2006 to 12/31/2006...........    $14.68       $17.47       5,825,933
   01/01/2007 to 12/31/2007...........    $17.47       $16.53       3,601,549
   01/01/2008 to 12/31/2008...........    $16.53       $ 9.42         478,070
   01/01/2009 to 12/31/2009...........    $ 9.42       $11.44       1,136,011
   01/01/2010 to 12/31/2010...........    $11.44       $12.71         806,786
   01/01/2011 to 12/31/2011...........    $12.71       $12.27         418,041
   01/01/2012 to 12/31/2012...........    $12.27       $14.11         550,807

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/01/2003 to 12/31/2003...........    $10.31       $11.42       1,827,606
   01/01/2004 to 12/31/2004...........    $11.42       $12.17       6,387,666
   01/01/2005 to 12/31/2005...........    $12.17       $11.40       9,677,418
   01/01/2006 to 12/31/2006...........    $11.40       $11.89       8,138,223
   01/01/2007 to 12/31/2007...........    $11.89       $12.78       8,017,458
   01/01/2008 to 12/31/2008...........    $12.78       $12.24         821,071
   01/01/2009 to 12/31/2009...........    $12.24       $13.46       2,746,643
   01/01/2010 to 12/31/2010...........    $13.46       $13.96       2,027,848
   01/01/2011 to 12/31/2011...........    $13.96       $14.26       1,038,761
   01/01/2012 to 12/31/2012...........    $14.26       $14.72       1,020,582
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........    $ 9.34       $11.34         717,430
   01/01/2004 to 12/31/2004...........    $11.34       $11.76       1,189,655
   01/01/2005 to 12/31/2005...........    $11.76       $13.43       1,822,385
   01/01/2006 to 12/31/2006...........    $13.43       $13.92       2,970,253
   01/01/2007 to 12/31/2007...........    $13.92       $14.78       4,140,068
   01/01/2008 to 12/31/2008...........    $14.78       $ 8.62         568,073
   01/01/2009 to 12/31/2009...........    $ 8.62       $12.96       2,116,603
   01/01/2010 to 12/31/2010...........    $12.96       $14.73       1,463,744
   01/01/2011 to 12/31/2011...........    $14.73       $14.20         705,514
   01/01/2012 to 12/31/2012...........    $14.20       $16.38         719,092
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   01/01/2003 to 12/31/2003...........    $10.44       $13.67         433,891
   01/01/2004 to 12/31/2004...........    $13.67       $17.60       1,025,462
   01/01/2005 to 12/31/2005...........    $17.60       $22.69       1,968,637
   01/01/2006 to 12/31/2006...........    $22.69       $25.79       2,189,934
   01/01/2007 to 12/31/2007...........    $25.79       $35.54       3,279,733
   01/01/2008 to 12/31/2008...........    $35.54       $17.44         262,794
   01/01/2009 to 12/31/2009...........    $17.44       $25.55       1,010,081
   01/01/2010 to 12/31/2010...........    $25.55       $30.19         765,030
   01/01/2011 to 12/31/2011...........    $30.19       $25.20         406,424
   01/01/2012 to 12/31/2012...........    $25.20       $25.61         335,676
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.00       1,049,203
   01/01/2006 to 12/31/2006...........    $10.00       $11.34      12,971,753
   01/01/2007 to 12/31/2007...........    $11.34       $12.19      18,793,439
   01/01/2008 to 12/31/2008...........    $12.19       $ 6.90       1,351,329
   01/01/2009 to 12/31/2009...........    $ 6.90       $ 8.69       5,450,193
   01/01/2010 to 12/31/2010...........    $ 8.69       $ 9.77       3,929,923
   01/01/2011 to 12/31/2011...........    $ 9.77       $ 9.26       1,990,025
   01/01/2012 to 12/31/2012...........    $ 9.26       $10.08       2,066,941

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $ 9.98        237,870
   01/01/2008 to 12/31/2008...........    $ 9.98       $ 9.28        494,638
   01/01/2009 to 12/31/2009...........    $ 9.28       $10.16      1,245,052
   01/01/2010 to 12/31/2010...........    $10.16       $10.74      1,455,140
   01/01/2011 to 12/31/2011...........    $10.74       $11.17      1,431,689
   01/01/2012 to 12/31/2012...........    $11.17       $11.82      1,628,650
EVERGREEN VA GROWTH FUND
   04/15/2005* to 12/31/2005..........    $ 9.82       $11.42        570,911
   01/01/2006 to 12/31/2006...........    $11.42       $12.44        600,433
   01/01/2007 to 12/31/2007...........    $12.44       $13.55        536,163
   01/01/2008 to 12/31/2008...........    $13.55       $ 7.82         62,126
   01/01/2009 to 12/31/2009...........    $ 7.82       $10.73        252,846
   01/01/2010 to 07/16/2010...........    $10.73       $10.49              0
EVERGREEN VA INTERNATIONAL EQUITY FUND
   01/01/2003 to 12/31/2003...........    $ 9.67       $12.78         76,749
   01/01/2004 to 12/31/2004...........    $12.78       $14.94        195,986
   01/01/2005 to 12/31/2005...........    $14.94       $17.01        507,584
   01/01/2006 to 12/31/2006...........    $17.01       $20.55        657,265
   01/01/2007 to 12/31/2007...........    $20.55       $23.18        857,755
   01/01/2008 to 12/31/2008...........    $23.18       $13.30         91,276
   01/01/2009 to 12/31/2009...........    $13.30       $15.13        216,498
   01/01/2010 to 07/16/2010...........    $15.13       $14.36              0
EVERGREEN VA OMEGA FUND
   01/01/2003 to 12/31/2003...........        --       $13.21         56,002
   01/01/2004 to 12/31/2004...........    $13.21       $13.89        387,492
   01/01/2005 to 12/31/2005...........    $13.89       $14.15        294,327
   01/01/2006 to 12/31/2006...........    $14.15       $14.72        208,342
   01/01/2007 to 12/31/2007...........    $14.72       $16.16        187,651
   01/01/2008 to 12/31/2008...........    $16.16       $11.54         17,862
   01/01/2009 to 12/31/2009...........    $11.54       $16.30        165,600
   01/01/2010 to 07/16/2010...........    $16.30       $15.21              0
FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $13.17            467
   01/01/2004 to 12/31/2004...........    $13.17       $14.39             28
   01/01/2005 to 12/31/2005...........    $14.39       $14.20              0
   01/01/2006 to 12/31/2006...........    $14.20       $14.49              0
   01/01/2007 to 12/31/2007...........    $14.49       $15.02        275,455
   01/01/2008 to 12/31/2008...........    $15.02       $ 8.28         20,228
   01/01/2009 to 12/31/2009...........    $ 8.28       $10.46        137,254
   01/01/2010 to 12/31/2010...........    $10.46       $12.21         95,631
   01/01/2011 to 12/31/2011...........    $12.21       $10.67         29,159
   01/01/2012 to 12/31/2012...........    $10.67       $11.91         28,180

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........    $10.08       $ 6.63        896,856
   01/01/2009 to 12/31/2009...........    $ 6.63       $ 8.46      3,792,425
   01/01/2010 to 12/31/2010...........    $ 8.46       $ 9.15      4,323,043
   01/01/2011 to 12/31/2011...........    $ 9.15       $ 8.83      2,669,570
   01/01/2012 to 09/21/2012...........    $ 8.83       $ 9.87              0
GLOBAL DIVIDEND TARGET 15 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.83        303,452
   01/01/2005 to 12/31/2005...........    $11.83       $12.78        556,109
   01/01/2006 to 12/31/2006...........    $12.78       $17.36      1,821,678
   01/01/2007 to 12/31/2007...........    $17.36       $19.30      2,474,002
   01/01/2008 to 12/31/2008...........    $19.30       $10.84        182,104
   01/01/2009 to 12/31/2009...........    $10.84       $14.99        401,863
   01/01/2010 to 12/31/2010...........    $14.99       $16.14        280,535
   01/01/2011 to 12/31/2011...........    $16.14       $14.65        119,156
   01/01/2012 to 12/31/2012...........    $14.65       $18.01        125,039
INVESCO V.I. CAPITAL DEVELOPMENT FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $10.03       $ 8.16         60,367
   01/01/2012 to 04/27/2012...........    $ 8.16       $ 9.24              0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
FORMERLY, INVESCO V.I. DIVIDEND GROWTH FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $ 9.99       $ 9.11         62,232
   01/01/2012 to 12/31/2012...........    $ 9.11       $10.61         79,481
INVESCO V.I. DYNAMICS FUND - SERIES I
   01/01/2003 to 12/31/2003...........    $ 9.70       $13.12        634,308
   01/01/2004 to 12/31/2004...........    $13.12       $14.59        590,157
   01/01/2005 to 12/31/2005...........    $14.59       $15.85        469,230
   01/01/2006 to 12/31/2006...........    $15.85       $18.05        557,322
   01/01/2007 to 12/31/2007...........    $18.05       $19.86        488,870
   01/01/2008 to 12/31/2008...........    $19.86       $10.12         27,103
   01/01/2009 to 12/31/2009...........    $10.12       $14.14        151,229
   01/01/2010 to 12/31/2010...........    $14.14       $17.17        132,460
   01/01/2011 to 04/29/2011...........    $17.17       $19.11              0
INVESCO V.I. FINANCIAL SERVICES FUND - SERIES I
   01/01/2003 to 12/31/2003...........    $ 9.92       $12.61        200,360
   01/01/2004 to 12/31/2004...........    $12.61       $13.44        387,921
   01/01/2005 to 12/31/2005...........    $13.44       $13.97        657,120
   01/01/2006 to 12/31/2006...........    $13.97       $15.96        721,032
   01/01/2007 to 12/31/2007...........    $15.96       $12.17        504,736
   01/01/2008 to 12/31/2008...........    $12.17       $ 4.84         62,197
   01/01/2009 to 12/31/2009...........    $ 4.84       $ 6.05        465,655
   01/01/2010 to 12/31/2010...........    $ 6.05       $ 6.55        230,042
   01/01/2011 to 04/29/2011...........    $ 6.55       $ 6.91              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
INVESCO V.I. GLOBAL HEALTH CARE FUND - SERIES I
   01/01/2003 to 12/31/2003...........    $ 9.51       $11.93        381,478
   01/01/2004 to 12/31/2004...........    $11.93       $12.58        578,826
   01/01/2005 to 12/31/2005...........    $12.58       $13.35        902,299
   01/01/2006 to 12/31/2006...........    $13.35       $13.78        933,835
   01/01/2007 to 12/31/2007...........    $13.78       $15.12        891,556
   01/01/2008 to 12/31/2008...........    $15.12       $10.59        107,935
   01/01/2009 to 12/31/2009...........    $10.59       $13.26        147,445
   01/01/2010 to 12/31/2010...........    $13.26       $13.70        216,159
   01/01/2011 to 12/31/2011...........    $13.70       $13.97         94,482
   01/01/2012 to 12/31/2012...........    $13.97       $16.57         93,362
INVESCO V.I. TECHNOLOGY FUND - SERIES I
   01/01/2003 to 12/31/2003...........        --       $13.35          3,695
   01/01/2004 to 12/31/2004...........    $13.35       $13.71          5,184
   01/01/2005 to 12/31/2005...........    $13.71       $13.74          3,938
   01/01/2006 to 12/31/2006...........    $13.74       $14.89            770
   01/01/2007 to 12/31/2007...........    $14.89       $15.73            984
   01/01/2008 to 12/31/2008...........    $15.73       $ 8.56            207
   01/01/2009 to 12/31/2009...........    $ 8.56       $13.22            207
   01/01/2010 to 12/31/2010...........    $13.22       $15.74            813
   01/01/2011 to 12/31/2011...........    $15.74       $14.66            207
   01/01/2012 to 12/31/2012...........    $14.66       $16.00            207
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES I
   04/27/2012* to 12/31/2012..........    $10.05       $ 9.75         52,823
NASDAQ TARGET 15 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.64          1,635
   01/01/2005 to 12/31/2005...........    $10.64       $10.78              0
   01/01/2006 to 12/31/2006...........    $10.78       $11.52              0
   01/01/2007 to 12/31/2007...........    $11.52       $13.75             72
   01/01/2008 to 12/31/2008...........    $13.75       $ 6.63             71
   01/01/2009 to 12/31/2009...........    $ 6.63       $ 7.60          1,772
   01/01/2010 to 12/31/2010...........    $ 7.60       $ 9.72          4,210
   01/01/2011 to 12/31/2011...........    $ 9.72       $ 9.66          2,502
   01/01/2012 to 12/31/2012...........    $ 9.66       $10.71          2,481
NVIT DEVELOPING MARKETS FUND
   01/01/2003 to 12/31/2003...........    $ 9.93       $15.56        415,864
   01/01/2004 to 12/31/2004...........    $15.56       $18.29        934,258
   01/01/2005 to 12/31/2005...........    $18.29       $23.59      1,611,360
   01/01/2006 to 12/31/2006...........    $23.59       $31.15      1,615,174
   01/01/2007 to 12/31/2007...........    $31.15       $43.85      2,054,253
   01/01/2008 to 12/31/2008...........    $43.85       $18.13        159,425
   01/01/2009 to 12/31/2009...........    $18.13       $28.85        729,367
   01/01/2010 to 12/31/2010...........    $28.85       $32.87        440,198
   01/01/2011 to 12/31/2011...........    $32.87       $25.02        149,496
   01/01/2012 to 12/31/2012...........    $25.02       $28.66        152,795

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP ASIA 30
   01/01/2003 to 12/31/2003...........    $ 9.86       $15.96        131,276
   01/01/2004 to 12/31/2004...........    $15.96       $15.57        253,337
   01/01/2005 to 12/31/2005...........    $15.57       $18.26        481,366
   01/01/2006 to 12/31/2006...........    $18.26       $24.95      1,003,276
   01/01/2007 to 12/31/2007...........    $24.95       $36.16      1,525,658
   01/01/2008 to 12/31/2008...........    $36.16       $17.44        151,279
   01/01/2009 to 12/31/2009...........    $17.44       $26.38        378,449
   01/01/2010 to 12/31/2010...........    $26.38       $29.48        181,972
   01/01/2011 to 12/31/2011...........    $29.48       $21.12         44,173
   01/01/2012 to 12/31/2012...........    $21.12       $23.92         48,923
PROFUND VP BANKS
   01/01/2003 to 12/31/2003...........    $10.13       $12.86         34,962
   01/01/2004 to 12/31/2004...........    $12.86       $14.10        171,696
   01/01/2005 to 12/31/2005...........    $14.10       $13.82        112,934
   01/01/2006 to 12/31/2006...........    $13.82       $15.64         92,471
   01/01/2007 to 12/31/2007...........    $15.64       $11.16        176,483
   01/01/2008 to 12/31/2008...........    $11.16       $ 5.81         91,686
   01/01/2009 to 12/31/2009...........    $ 5.81       $ 5.46        116,680
   01/01/2010 to 12/31/2010...........    $ 5.46       $ 5.80         75,968
   01/01/2011 to 12/31/2011...........    $ 5.80       $ 4.17         27,599
   01/01/2012 to 12/31/2012...........    $ 4.17       $ 5.45        229,721
PROFUND VP BASIC MATERIALS
   01/01/2003 to 12/31/2003...........    $10.34       $13.35        100,189
   01/01/2004 to 12/31/2004...........    $13.35       $14.43        170,212
   01/01/2005 to 12/31/2005...........    $14.43       $14.50        365,503
   01/01/2006 to 12/31/2006...........    $14.50       $16.43        293,534
   01/01/2007 to 12/31/2007...........    $16.43       $21.07      1,087,523
   01/01/2008 to 12/31/2008...........    $21.07       $10.04        122,266
   01/01/2009 to 12/31/2009...........    $10.04       $15.99        466,614
   01/01/2010 to 12/31/2010...........    $15.99       $20.35        272,281
   01/01/2011 to 12/31/2011...........    $20.35       $16.74         75,424
   01/01/2012 to 12/31/2012...........    $16.74       $17.81         53,942
PROFUND VP BEAR
   01/01/2003 to 12/31/2003...........    $10.13       $ 7.49        716,467
   01/01/2004 to 12/31/2004...........    $ 7.49       $ 6.60        289,105
   01/01/2005 to 12/31/2005...........    $ 6.60       $ 6.38        723,316
   01/01/2006 to 12/31/2006...........    $ 6.38       $ 5.79        672,760
   01/01/2007 to 12/31/2007...........    $ 5.79       $ 5.71        904,581
   01/01/2008 to 12/31/2008...........    $ 5.71       $ 7.84        733,382
   01/01/2009 to 12/31/2009...........    $ 7.84       $ 5.55        737,550
   01/01/2010 to 12/31/2010...........    $ 5.55       $ 4.48        409,072
   01/01/2011 to 12/31/2011...........    $ 4.48       $ 4.00        415,057
   01/01/2012 to 12/31/2012...........    $ 4.00       $ 3.27        250,861

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP BIOTECHNOLOGY
   01/01/2003 to 12/31/2003...........        --       $13.53            847
   01/01/2004 to 12/31/2004...........    $13.53       $14.56          5,878
   01/01/2005 to 12/31/2005...........    $14.56       $17.03          3,291
   01/01/2006 to 12/31/2006...........    $17.03       $16.02          1,562
   01/01/2007 to 12/31/2007...........    $16.02       $15.54          2,486
   01/01/2008 to 12/31/2008...........    $15.54       $15.52          3,643
   01/01/2009 to 12/31/2009...........    $15.52       $15.79          2,954
   01/01/2010 to 12/31/2010...........    $15.79       $16.28          5,535
   01/01/2011 to 12/31/2011...........    $16.28       $17.02             59
   01/01/2012 to 12/31/2012...........    $17.02       $23.50             62
PROFUND VP BULL
   01/01/2003 to 12/31/2003...........    $ 9.75       $12.01        708,248
   01/01/2004 to 12/31/2004...........    $12.01       $12.82      2,052,501
   01/01/2005 to 12/31/2005...........    $12.82       $12.92      1,393,666
   01/01/2006 to 12/31/2006...........    $12.92       $14.41      2,159,049
   01/01/2007 to 12/31/2007...........    $14.41       $14.64        976,951
   01/01/2008 to 12/31/2008...........    $14.64       $ 8.95        561,382
   01/01/2009 to 12/31/2009...........    $ 8.95       $10.92        716,247
   01/01/2010 to 12/31/2010...........    $10.92       $12.06        491,331
   01/01/2011 to 12/31/2011...........    $12.06       $11.83        340,742
   01/01/2012 to 12/31/2012...........    $11.83       $13.21        214,190
PROFUND VP CONSUMER GOODS PORTFOLIO
   01/01/2003 to 12/31/2003...........    $ 9.90       $11.51         12,720
   01/01/2004 to 12/31/2004...........    $11.51       $12.33        102,706
   01/01/2005 to 12/31/2005...........    $12.33       $12.06        109,443
   01/01/2006 to 12/31/2006...........    $12.06       $13.32        197,910
   01/01/2007 to 12/31/2007...........    $13.32       $14.06        542,445
   01/01/2008 to 12/31/2008...........    $14.06       $10.11         50,304
   01/01/2009 to 12/31/2009...........    $10.11       $12.05        157,974
   01/01/2010 to 12/31/2010...........    $12.05       $13.88        155,879
   01/01/2011 to 12/31/2011...........    $13.88       $14.56         82,160
   01/01/2012 to 12/31/2012...........    $14.56       $15.83         58,155
PROFUND VP CONSUMER SERVICES
   01/01/2003 to 12/31/2003...........    $ 9.37       $11.66         30,700
   01/01/2004 to 12/31/2004...........    $11.66       $12.31         87,433
   01/01/2005 to 12/31/2005...........    $12.31       $11.51        104,799
   01/01/2006 to 12/31/2006...........    $11.51       $12.65        104,380
   01/01/2007 to 12/31/2007...........    $12.65       $11.38         77,328
   01/01/2008 to 12/31/2008...........    $11.38       $ 7.66         25,750
   01/01/2009 to 12/31/2009...........    $ 7.66       $ 9.83        116,902
   01/01/2010 to 12/31/2010...........    $ 9.83       $11.71         56,637
   01/01/2011 to 12/31/2011...........    $11.71       $12.12         38,322
   01/01/2012 to 12/31/2012...........    $12.12       $14.51         53,104

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP EUROPE 30
   01/01/2003 to 12/31/2003...........    $ 9.70       $13.20        158,208
   01/01/2004 to 12/31/2004...........    $13.20       $14.80        313,111
   01/01/2005 to 12/31/2005...........    $14.80       $15.69        409,618
   01/01/2006 to 12/31/2006...........    $15.69       $18.09        676,494
   01/01/2007 to 12/31/2007...........    $18.09       $20.33      1,035,608
   01/01/2008 to 12/31/2008...........    $20.33       $11.17         59,187
   01/01/2009 to 12/31/2009...........    $11.17       $14.50        333,618
   01/01/2010 to 12/31/2010...........    $14.50       $14.60        194,858
   01/01/2011 to 12/31/2011...........    $14.60       $13.05         45,440
   01/01/2012 to 12/31/2012...........    $13.05       $14.92         72,605
PROFUND VP FINANCIALS
   01/01/2003 to 12/31/2003...........    $ 9.84       $12.45        134,420
   01/01/2004 to 12/31/2004...........    $12.45       $13.48        323,190
   01/01/2005 to 12/31/2005...........    $13.48       $13.75        556,707
   01/01/2006 to 12/31/2006...........    $13.75       $15.83        679,764
   01/01/2007 to 12/31/2007...........    $15.83       $12.56        500,665
   01/01/2008 to 12/31/2008...........    $12.56       $ 6.09        230,957
   01/01/2009 to 12/31/2009...........    $ 6.09       $ 6.87        257,126
   01/01/2010 to 12/31/2010...........    $ 6.87       $ 7.48        151,486
   01/01/2011 to 12/31/2011...........    $ 7.48       $ 6.32         63,803
   01/01/2012 to 12/31/2012...........    $ 6.32       $ 7.74         94,736
PROFUND VP HEALTH CARE
   01/01/2003 to 12/31/2003...........    $ 9.59       $11.05        244,228
   01/01/2004 to 12/31/2004...........    $11.05       $11.10        518,389
   01/01/2005 to 12/31/2005...........    $11.10       $11.54        974,104
   01/01/2006 to 12/31/2006...........    $11.54       $11.92      1,125,522
   01/01/2007 to 12/31/2007...........    $11.92       $12.46      1,162,766
   01/01/2008 to 12/31/2008...........    $12.46       $ 9.25         92,213
   01/01/2009 to 12/31/2009...........    $ 9.25       $10.85        241,104
   01/01/2010 to 12/31/2010...........    $10.85       $10.95        128,039
   01/01/2011 to 12/31/2011...........    $10.95       $11.83         93,411
   01/01/2012 to 12/31/2012...........    $11.83       $13.62        129,999
PROFUND VP INDUSTRIALS
   01/01/2003 to 12/31/2003...........        --       $12.85         20,601
   01/01/2004 to 12/31/2004...........    $12.85       $14.27         88,729
   01/01/2005 to 12/31/2005...........    $14.27       $14.34        113,692
   01/01/2006 to 12/31/2006...........    $14.34       $15.71         74,496
   01/01/2007 to 12/31/2007...........    $15.71       $17.22        308,521
   01/01/2008 to 12/31/2008...........    $17.22       $10.05         34,844
   01/01/2009 to 12/31/2009...........    $10.05       $12.24        133,981
   01/01/2010 to 12/31/2010...........    $12.24       $14.86        120,850
   01/01/2011 to 12/31/2011...........    $14.86       $14.31         45,982
   01/01/2012 to 12/31/2012...........    $14.31       $16.26         41,861
PROFUND VP INTERNET
   01/01/2003 to 12/31/2003...........        --       $16.67          1,210
   01/01/2004 to 12/31/2004...........    $16.67       $19.83          3,806
   01/01/2005 to 12/31/2005...........    $19.83       $20.90          2,197
   01/01/2006 to 12/31/2006...........    $20.90       $20.78            655
   01/01/2007 to 12/31/2007...........    $20.78       $22.46          1,607
   01/01/2008 to 12/31/2008...........    $22.46       $12.16          1,088
   01/01/2009 to 12/31/2009...........    $12.16       $21.14          2,242
   01/01/2010 to 12/31/2010...........    $21.14       $28.06          2,745
   01/01/2011 to 12/31/2011...........    $28.06       $25.63            274
   01/01/2012 to 12/31/2012...........    $25.63       $30.11            271

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP JAPAN
   01/01/2003 to 12/31/2003...........    $10.21       $12.70         76,553
   01/01/2004 to 12/31/2004...........    $12.70       $13.40        137,584
   01/01/2005 to 12/31/2005...........    $13.40       $18.65        930,697
   01/01/2006 to 12/31/2006...........    $18.65       $20.27        426,933
   01/01/2007 to 12/31/2007...........    $20.27       $17.90        235,339
   01/01/2008 to 12/31/2008...........    $17.90       $10.39         53,586
   01/01/2009 to 12/31/2009...........    $10.39       $11.24         84,858
   01/01/2010 to 12/31/2010...........    $11.24       $10.31         52,527
   01/01/2011 to 12/31/2011...........    $10.31       $ 8.24         20,070
   01/01/2012 to 12/31/2012...........    $ 8.24       $ 9.93         32,157
PROFUND VP LARGE-CAP GROWTH
   01/01/2004 to 12/31/2004...........        --       $10.37         18,860
   01/01/2005 to 12/31/2005...........    $10.37       $10.27        908,197
   01/01/2006 to 12/31/2006...........    $10.27       $10.99        613,182
   01/01/2007 to 12/31/2007...........    $10.99       $11.53      1,390,699
   01/01/2008 to 12/31/2008...........    $11.53       $ 7.29        168,468
   01/01/2009 to 12/31/2009...........    $ 7.29       $ 9.28        367,470
   01/01/2010 to 12/31/2010...........    $ 9.28       $10.31        215,082
   01/01/2011 to 12/31/2011...........    $10.31       $10.43        124,604
   01/01/2012 to 12/31/2012...........    $10.43       $11.53        163,329
PROFUND VP LARGE-CAP VALUE
   01/01/2004 to 12/31/2004...........        --       $10.36         36,170
   01/01/2005 to 12/31/2005...........    $10.36       $10.48      1,039,137
   01/01/2006 to 12/31/2006...........    $10.48       $12.20      1,693,382
   01/01/2007 to 12/31/2007...........    $12.20       $11.98        675,679
   01/01/2008 to 12/31/2008...........    $11.98       $ 7.00        152,477
   01/01/2009 to 12/31/2009...........    $ 7.00       $ 8.20        300,630
   01/01/2010 to 12/31/2010...........    $ 8.20       $ 9.08        629,740
   01/01/2011 to 12/31/2011...........    $ 9.08       $ 8.80         95,035
   01/01/2012 to 12/31/2012...........    $ 8.80       $ 9.96        176,960
PROFUND VP MID-CAP GROWTH
   01/01/2003 to 12/31/2003...........    $ 9.82       $12.32        295,528
   01/01/2004 to 12/31/2004...........    $12.32       $13.42        579,666
   01/01/2005 to 12/31/2005...........    $13.42       $14.65      1,210,312
   01/01/2006 to 12/31/2006...........    $14.65       $14.94        841,041
   01/01/2007 to 12/31/2007...........    $14.94       $16.38        570,618
   01/01/2008 to 12/31/2008...........    $16.38       $ 9.83         97,513
   01/01/2009 to 12/31/2009...........    $ 9.83       $13.34        210,857
   01/01/2010 to 12/31/2010...........    $13.34       $16.80        482,644
   01/01/2011 to 12/31/2011...........    $16.80       $16.01        100,490
   01/01/2012 to 12/31/2012...........    $16.01       $18.12        139,548

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP MID-CAP VALUE
   01/01/2003 to 12/31/2003...........    $10.06       $13.40        462,172
   01/01/2004 to 12/31/2004...........    $13.40       $15.24        626,618
   01/01/2005 to 12/31/2005...........    $15.24       $16.28        783,182
   01/01/2006 to 12/31/2006...........    $16.28       $17.93      1,262,392
   01/01/2007 to 12/31/2007...........    $17.93       $17.76        454,086
   01/01/2008 to 12/31/2008...........    $17.76       $11.10         83,877
   01/01/2009 to 12/31/2009...........    $11.10       $14.25        169,155
   01/01/2010 to 12/31/2010...........    $14.25       $16.84         89,452
   01/01/2011 to 12/31/2011...........    $16.84       $15.87        143,417
   01/01/2012 to 12/31/2012...........    $15.87       $18.15        129,093
PROFUND VP NASDAQ-100
   01/01/2003 to 12/31/2003...........    $ 9.36       $13.47        810,005
   01/01/2004 to 12/31/2004...........    $13.47       $14.34      1,807,904
   01/01/2005 to 12/31/2005...........    $14.34       $14.10      1,350,489
   01/01/2006 to 12/31/2006...........    $14.10       $14.59      1,489,774
   01/01/2007 to 12/31/2007...........    $14.59       $16.83      1,716,475
   01/01/2008 to 12/31/2008...........    $16.83       $ 9.50        103,254
   01/01/2009 to 12/31/2009...........    $ 9.50       $14.16        349,448
   01/01/2010 to 12/31/2010...........    $14.16       $16.43        299,087
   01/01/2011 to 12/31/2011...........    $16.43       $16.35        127,882
   01/01/2012 to 12/31/2012...........    $16.35       $18.64         64,730
PROFUND VP OIL & GAS
   01/01/2003 to 12/31/2003...........    $10.12       $12.14        114,553
   01/01/2004 to 12/31/2004...........    $12.14       $15.40        888,111
   01/01/2005 to 12/31/2005...........    $15.40       $19.84      1,062,333
   01/01/2006 to 12/31/2006...........    $19.84       $23.48      1,058,623
   01/01/2007 to 12/31/2007...........    $23.48       $30.51      1,299,899
   01/01/2008 to 12/31/2008...........    $30.51       $18.87        171,663
   01/01/2009 to 12/31/2009...........    $18.87       $21.38        300,174
   01/01/2010 to 12/31/2010...........    $21.38       $24.70        237,085
   01/01/2011 to 12/31/2011...........    $24.70       $24.77        123,070
   01/01/2012 to 12/31/2012...........    $24.77       $25.01         92,407
PROFUND VP PHARMACEUTICALS
   01/01/2003 to 12/31/2003...........    $ 9.63       $ 9.97         77,105
   01/01/2004 to 12/31/2004...........    $ 9.97       $ 8.88        246,789
   01/01/2005 to 12/31/2005...........    $ 8.88       $ 8.38        337,607
   01/01/2006 to 12/31/2006...........    $ 8.38       $ 9.22        472,925
   01/01/2007 to 12/31/2007...........    $ 9.22       $ 9.25        294,819
   01/01/2008 to 12/31/2008...........    $ 9.25       $ 7.31         92,405
   01/01/2009 to 12/31/2009...........    $ 7.31       $ 8.38        261,434
   01/01/2010 to 12/31/2010...........    $ 8.38       $ 8.26         77,448
   01/01/2011 to 12/31/2011...........    $ 8.26       $ 9.41         78,604
   01/01/2012 to 12/31/2012...........    $ 9.41       $10.33         69,856

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP PRECIOUS METALS
   01/01/2003 to 12/31/2003...........    $11.30       $15.44        390,896
   01/01/2004 to 12/31/2004...........    $15.44       $13.64        457,761
   01/01/2005 to 12/31/2005...........    $13.64       $16.90      1,038,247
   01/01/2006 to 12/31/2006...........    $16.90       $17.80      1,225,838
   01/01/2007 to 12/31/2007...........    $17.80       $21.38      1,371,913
   01/01/2008 to 12/31/2008...........    $21.38       $14.52        413,539
   01/01/2009 to 12/31/2009...........    $14.52       $19.28        663,361
   01/01/2010 to 12/31/2010...........    $19.28       $25.14        706,026
   01/01/2011 to 12/31/2011...........    $25.14       $19.93        304,198
   01/01/2012 to 12/31/2012...........    $19.93       $16.70        230,424
PROFUND VP REAL ESTATE
   01/01/2003 to 12/31/2003...........    $10.20       $13.33        136,941
   01/01/2004 to 12/31/2004...........    $13.33       $16.63        509,763
   01/01/2005 to 12/31/2005...........    $16.63       $17.42        419,233
   01/01/2006 to 12/31/2006...........    $17.42       $22.64        644,499
   01/01/2007 to 12/31/2007...........    $22.64       $17.85        306,812
   01/01/2008 to 12/31/2008...........    $17.85       $10.29        109,319
   01/01/2009 to 12/31/2009...........    $10.29       $12.91        152,582
   01/01/2010 to 12/31/2010...........    $12.91       $15.79         83,478
   01/01/2011 to 12/31/2011...........    $15.79       $16.22         50,790
   01/01/2012 to 12/31/2012...........    $16.22       $18.65         73,265
PROFUND VP RISING RATES OPPORTUNITY
   01/01/2003 to 12/31/2003...........    $ 9.69       $ 9.12        445,486
   01/01/2004 to 12/31/2004...........    $ 9.12       $ 7.97      2,060,525
   01/01/2005 to 12/31/2005...........    $ 7.97       $ 7.20      1,537,480
   01/01/2006 to 12/31/2006...........    $ 7.20       $ 7.78      1,436,150
   01/01/2007 to 12/31/2007...........    $ 7.78       $ 7.24        931,257
   01/01/2008 to 12/31/2008...........    $ 7.24       $ 4.40        388,912
   01/01/2009 to 12/31/2009...........    $ 4.40       $ 5.71        583,137
   01/01/2010 to 12/31/2010...........    $ 5.71       $ 4.70        419,574
   01/01/2011 to 12/31/2011...........    $ 4.70       $ 2.88        242,940
   01/01/2012 to 12/31/2012...........    $ 2.88       $ 2.63        203,113
PROFUND VP SEMICONDUCTOR
   01/01/2003 to 12/31/2003...........        --       $15.93          3,475
   01/01/2004 to 12/31/2004...........    $15.93       $11.95          3,639
   01/01/2005 to 12/31/2005...........    $11.95       $12.73            730
   01/01/2006 to 12/31/2006...........    $12.73       $11.61            659
   01/01/2007 to 12/31/2007...........    $11.61       $12.19            744
   01/01/2008 to 12/31/2008...........    $12.19       $ 6.00             84
   01/01/2009 to 12/31/2009...........    $ 6.00       $ 9.66            238
   01/01/2010 to 12/31/2010...........    $ 9.66       $10.65             81
   01/01/2011 to 12/31/2011...........    $10.65       $10.04             75
   01/01/2012 to 12/31/2012...........    $10.04       $ 9.44             64

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP SHORT MID-CAP
   01/01/2005 to 12/31/2005...........    $ 9.70       $ 8.61              0
   01/01/2006 to 12/31/2006...........    $ 8.61       $ 8.14              0
   01/01/2007 to 12/31/2007...........    $ 8.14       $ 7.76              0
   01/01/2008 to 12/31/2008...........    $ 7.76       $10.03          3,551
   01/01/2009 to 12/31/2009...........    $10.03       $ 6.36          3,708
   01/01/2010 to 12/31/2010...........    $ 6.36       $ 4.63              0
   01/01/2011 to 12/31/2011...........    $ 4.63       $ 4.16              0
   01/01/2012 to 12/31/2012...........    $ 4.16       $ 3.31              0
PROFUND VP SHORT NASDAQ-100
   01/01/2003 to 12/31/2003...........    $10.43       $ 6.42        196,526
   01/01/2004 to 12/31/2004...........    $ 6.42       $ 5.60        181,352
   01/01/2005 to 12/31/2005...........    $ 5.60       $ 5.53        480,112
   01/01/2006 to 12/31/2006...........    $ 5.53       $ 5.36        679,620
   01/01/2007 to 12/31/2007...........    $ 5.36       $ 4.65        468,235
   01/01/2008 to 12/31/2008...........    $ 4.65       $ 6.75        120,544
   01/01/2009 to 12/31/2009...........    $ 6.75       $ 3.93        287,541
   01/01/2010 to 12/31/2010...........    $ 3.93       $ 3.04        221,223
   01/01/2011 to 12/31/2011...........    $ 3.04       $ 2.67        484,395
   01/01/2012 to 12/31/2012...........    $ 2.67       $ 2.13         69,578
PROFUND VP SHORT SMALL-CAP
   01/01/2004 to 12/31/2004...........        --       $ 9.54              0
   01/01/2005 to 12/31/2005...........    $ 9.54       $ 9.08          6,434
   01/01/2006 to 12/31/2006...........    $ 9.08       $ 7.86         14,134
   01/01/2007 to 12/31/2007...........    $ 7.86       $ 8.06          5,100
   01/01/2008 to 12/31/2008...........    $ 8.06       $ 9.81            873
   01/01/2009 to 12/31/2009...........    $ 9.81       $ 6.51              1
   01/01/2010 to 12/31/2010...........    $ 6.51       $ 4.54          8,137
   01/01/2011 to 12/31/2011...........    $ 4.54       $ 4.05              0
   01/01/2012 to 12/31/2012...........    $ 4.05       $ 3.22              0
PROFUND VP SMALL-CAP GROWTH
   01/01/2003 to 12/31/2003...........    $ 9.91       $13.05      1,289,398
   01/01/2004 to 12/31/2004...........    $13.05       $15.34      1,611,060
   01/01/2005 to 12/31/2005...........    $15.34       $16.18      1,645,354
   01/01/2006 to 12/31/2006...........    $16.18       $17.25        715,173
   01/01/2007 to 12/31/2007...........    $17.25       $17.61        602,007
   01/01/2008 to 12/31/2008...........    $17.61       $11.39        111,710
   01/01/2009 to 12/31/2009...........    $11.39       $14.10        193,351
   01/01/2010 to 12/31/2010...........    $14.10       $17.39        356,917
   01/01/2011 to 12/31/2011...........    $17.39       $17.28         95,381
   01/01/2012 to 12/31/2012...........    $17.28       $19.07         66,832
PROFUND VP SMALL-CAP VALUE
   01/01/2003 to 12/31/2003...........    $10.15       $13.41      1,218,990
   01/01/2004 to 12/31/2004...........    $13.41       $15.80      2,597,154
   01/01/2005 to 12/31/2005...........    $15.80       $16.12      1,026,107
   01/01/2006 to 12/31/2006...........    $16.12       $18.57      1,234,327
   01/01/2007 to 12/31/2007...........    $18.57       $16.90        475,816
   01/01/2008 to 12/31/2008...........    $16.90       $11.49        153,056
   01/01/2009 to 12/31/2009...........    $11.49       $13.57        143,782
   01/01/2010 to 12/31/2010...........    $13.57       $16.26        126,161
   01/01/2011 to 12/31/2011...........    $16.26       $15.29         84,864
   01/01/2012 to 12/31/2012...........    $15.29       $17.43        107,828

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP TECHNOLOGY
   01/01/2003 to 12/31/2003...........        --       $13.30          6,845
   01/01/2004 to 12/31/2004...........    $13.30       $12.99          9,239
   01/01/2005 to 12/31/2005...........    $12.99       $12.90              1
   01/01/2006 to 12/31/2006...........    $12.90       $13.68            315
   01/01/2007 to 12/31/2007...........    $13.68       $15.35          1,532
   01/01/2008 to 12/31/2008...........    $15.35       $ 8.38          1,531
   01/01/2009 to 12/31/2009...........    $ 8.38       $13.27            545
   01/01/2010 to 12/31/2010...........    $13.27       $14.41            326
   01/01/2011 to 12/31/2011...........    $14.41       $13.95            326
   01/01/2012 to 12/31/2012...........    $13.95       $15.09          1,063
PROFUND VP TELECOMMUNICATIONS
   01/01/2003 to 12/31/2003...........    $10.03       $10.08         47,283
   01/01/2004 to 12/31/2004...........    $10.08       $11.43        212,127
   01/01/2005 to 12/31/2005...........    $11.43       $10.47        159,505
   01/01/2006 to 12/31/2006...........    $10.47       $13.79        576,678
   01/01/2007 to 12/31/2007...........    $13.79       $14.66        584,892
   01/01/2008 to 12/31/2008...........    $14.66       $ 9.43         78,446
   01/01/2009 to 12/31/2009...........    $ 9.43       $ 9.93         97,224
   01/01/2010 to 12/31/2010...........    $ 9.93       $11.27         88,043
   01/01/2011 to 12/31/2011...........    $11.27       $11.26         36,874
   01/01/2012 to 12/31/2012...........    $11.26       $12.87         64,537
PROFUND VP U.S. GOVERNMENT PLUS
   01/01/2003 to 12/31/2003...........    $10.19       $ 9.75        291,892
   01/01/2004 to 12/31/2004...........    $ 9.75       $10.34        372,142
   01/01/2005 to 12/31/2005...........    $10.34       $11.06        849,751
   01/01/2006 to 12/31/2006...........    $11.06       $10.36        308,497
   01/01/2007 to 12/31/2007...........    $10.36       $11.19      1,278,383
   01/01/2008 to 12/31/2008...........    $11.19       $16.43        392,156
   01/01/2009 to 12/31/2009...........    $16.43       $10.86        233,160
   01/01/2010 to 12/31/2010...........    $10.86       $11.73        161,631
   01/01/2011 to 12/31/2011...........    $11.73       $16.52        201,989
   01/01/2012 to 12/31/2012...........    $16.52       $16.36        108,109
PROFUND VP ULTRABULL
   01/01/2003 to 12/31/2003...........    $ 9.61       $14.42          1,432
   01/01/2004 to 12/31/2004...........    $14.42       $16.58          9,518
   01/01/2005 to 12/31/2005...........    $16.58       $16.69         16,473
   01/01/2006 to 12/31/2006...........    $16.69       $20.15          7,438
   01/01/2007 to 12/31/2007...........    $20.15       $19.93          5,842
   01/01/2008 to 12/31/2008...........    $19.93       $ 6.37         11,696
   01/01/2009 to 12/31/2009...........    $ 6.37       $ 9.04          5,159
   01/01/2010 to 12/31/2010...........    $ 9.04       $10.84         14,585
   01/01/2011 to 12/31/2011...........    $10.84       $10.12         26,065
   01/01/2012 to 12/31/2012...........    $10.12       $12.80          4,675

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP ULTRAMID-CAP
   01/01/2003 to 12/31/2003...........    $ 9.86       $16.46        136,523
   01/01/2004 to 12/31/2004...........    $16.46       $20.62        338,303
   01/01/2005 to 12/31/2005...........    $20.62       $23.85        608,699
   01/01/2006 to 12/31/2006...........    $23.85       $25.88        494,119
   01/01/2007 to 12/31/2007...........    $25.88       $26.90        589,077
   01/01/2008 to 12/31/2008...........    $26.90       $ 8.58        164,722
   01/01/2009 to 12/31/2009...........    $ 8.58       $13.96        168,386
   01/01/2010 to 12/31/2010...........    $13.96       $20.50        146,295
   01/01/2011 to 12/31/2011...........    $20.50       $17.36         35,034
   01/01/2012 to 12/31/2012...........    $17.36       $22.57         98,624
PROFUND VP ULTRANASDAQ-100
   01/01/2003 to 12/31/2003...........    $ 8.70       $17.30          5,905
   01/01/2004 to 12/31/2004...........    $17.30       $19.36         22,282
   01/01/2005 to 12/31/2005...........    $19.36       $18.28         39,390
   01/01/2006 to 12/31/2006...........    $18.28       $18.81         25,955
   01/01/2007 to 12/31/2007...........    $18.81       $23.71          3,558
   01/01/2008 to 12/31/2008...........    $23.71       $ 6.34          3,172
   01/01/2009 to 12/31/2009...........    $ 6.34       $13.64          5,110
   01/01/2010 to 12/31/2010...........    $13.64       $18.09         10,209
   01/01/2011 to 12/31/2011...........    $18.09       $17.54         16,566
   01/01/2012 to 12/31/2012...........    $17.54       $23.01          1,652
PROFUND VP ULTRASMALL-CAP
   01/01/2003 to 12/31/2003...........        --       $19.43         13,082
   01/01/2004 to 12/31/2004...........    $19.43       $24.98         32,780
   01/01/2005 to 12/31/2005...........    $24.98       $24.46          4,105
   01/01/2006 to 12/31/2006...........    $24.46       $30.23          2,229
   01/01/2007 to 12/31/2007...........    $30.23       $25.75          1,325
   01/01/2008 to 12/31/2008...........    $25.75       $ 8.54          1,325
   01/01/2009 to 12/31/2009...........    $ 8.54       $11.74          1,451
   01/01/2010 to 12/31/2010...........    $11.74       $17.10          7,452
   01/01/2011 to 12/31/2011...........    $17.10       $13.62          1,359
   01/01/2012 to 12/31/2012...........    $13.62       $17.30          1,347
PROFUND VP UTILITIES
   01/01/2003 to 12/31/2003...........    $10.61       $12.63         93,690
   01/01/2004 to 12/31/2004...........    $12.63       $15.00        332,768
   01/01/2005 to 12/31/2005...........    $15.00       $16.64        728,412
   01/01/2006 to 12/31/2006...........    $16.64       $19.47        965,227
   01/01/2007 to 12/31/2007...........    $19.47       $22.11      2,287,906
   01/01/2008 to 12/31/2008...........    $22.11       $15.03        141,381
   01/01/2009 to 12/31/2009...........    $15.03       $16.33        192,385
   01/01/2010 to 12/31/2010...........    $16.33       $16.97        125,655
   01/01/2011 to 12/31/2011...........    $16.97       $19.57        101,933
   01/01/2012 to 12/31/2012...........    $19.57       $19.22         77,799

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.53        172,859
   01/01/2005 to 12/31/2005...........    $10.53       $12.02        394,681
   01/01/2006 to 12/31/2006...........    $12.02       $14.27        427,444
   01/01/2007 to 12/31/2007...........    $14.27       $16.74        427,136
   01/01/2008 to 12/31/2008...........    $16.74       $ 8.16         57,977
   01/01/2009 to 12/31/2009...........    $ 8.16       $10.98         84,048
   01/01/2010 to 12/31/2010...........    $10.98       $12.28         60,908
   01/01/2011 to 12/31/2011...........    $12.28       $10.25         34,000
   01/01/2012 to 12/31/2012...........    $10.25       $12.31         37,664
S&P TARGET 24 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.73        152,355
   01/01/2005 to 12/31/2005...........    $10.73       $10.96        239,581
   01/01/2006 to 12/31/2006...........    $10.96       $11.06        310,269
   01/01/2007 to 12/31/2007...........    $11.06       $11.31        358,182
   01/01/2008 to 12/31/2008...........    $11.31       $ 8.00         71,292
   01/01/2009 to 12/31/2009...........    $ 8.00       $ 8.93        179,566
   01/01/2010 to 12/31/2010...........    $ 8.93       $10.45        173,663
   01/01/2011 to 12/31/2011...........    $10.45       $11.12         88,460
   01/01/2012 to 12/31/2012...........    $11.12       $11.94         68,391
TARGET MANAGED VIP PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.30      1,562,079
   01/01/2005 to 12/31/2005...........    $11.30       $11.89      3,682,820
   01/01/2006 to 12/31/2006...........    $11.89       $13.01      4,195,075
   01/01/2007 to 12/31/2007...........    $13.01       $13.97      3,797,495
   01/01/2008 to 12/31/2008...........    $13.97       $ 7.56        269,116
   01/01/2009 to 12/31/2009...........    $ 7.56       $ 8.38        551,784
   01/01/2010 to 12/31/2010...........    $ 8.38       $ 9.80        487,352
   01/01/2011 to 12/31/2011...........    $ 9.80       $ 9.45        237,190
   01/01/2012 to 12/31/2012...........    $ 9.45       $10.48        211,985
THE DOW DART 10 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.46        160,820
   01/01/2005 to 12/31/2005...........    $10.46       $ 9.93        229,011
   01/01/2006 to 12/31/2006...........    $ 9.93       $12.24        513,220
   01/01/2007 to 12/31/2007...........    $12.24       $12.08        256,400
   01/01/2008 to 12/31/2008...........    $12.08       $ 8.48         47,569
   01/01/2009 to 12/31/2009...........    $ 8.48       $ 9.47         64,992
   01/01/2010 to 12/31/2010...........    $ 9.47       $10.85         52,801
   01/01/2011 to 12/31/2011...........    $10.85       $11.47         46,463
   01/01/2012 to 12/31/2012...........    $11.47       $12.46         39,213
THE DOW TARGET DIVIDEND PORTFOLIO
   05/02/2005* to 12/31/2005..........    $10.00       $ 9.74      1,422,655
   01/01/2006 to 12/31/2006...........    $ 9.74       $11.29      2,501,117
   01/01/2007 to 12/31/2007...........    $11.29       $11.20      2,253,439
   01/01/2008 to 12/31/2008...........    $11.20       $ 6.53        187,722
   01/01/2009 to 12/31/2009...........    $ 6.53       $ 7.31        404,651
   01/01/2010 to 12/31/2010...........    $ 7.31       $ 8.36        426,607
   01/01/2011 to 12/31/2011...........    $ 8.36       $ 8.69        215,339
   01/01/2012 to 12/31/2012...........    $ 8.69       $ 9.00        178,087

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
VALUE LINE TARGET 25 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $12.57         4,909
   01/01/2005 to 12/31/2005...........    $12.57       $14.76        21,797
   01/01/2006 to 12/31/2006...........    $14.76       $14.90        19,454
   01/01/2007 to 12/31/2007...........    $14.90       $17.27        20,293
   01/01/2008 to 12/31/2008...........    $17.27       $ 7.65             0
   01/01/2009 to 12/31/2009...........    $ 7.65       $ 8.04             0
   01/01/2010 to 12/31/2010...........    $ 8.04       $10.29             0
   01/01/2011 to 12/31/2011...........    $10.29       $ 7.60             0
   01/01/2012 to 12/31/2012...........    $ 7.60       $ 9.05             0
WELLS FARGO ADVANTAGE VT EQUITY INCOME
   01/01/2003 to 12/31/2003...........    $ 9.90       $12.26       251,071
   01/01/2004 to 12/31/2004...........    $12.26       $13.36       285,526
   01/01/2005 to 12/31/2005...........    $13.36       $13.81       350,410
   01/01/2006 to 12/31/2006...........    $13.81       $16.06       434,376
   01/01/2007 to 12/31/2007...........    $16.06       $16.20       321,304
   01/01/2008 to 12/31/2008...........    $16.20       $10.10        61,519
   01/01/2009 to 12/31/2009...........    $10.10       $11.57       103,865
   01/01/2010 to 07/16/2010...........    $11.57       $11.11             0
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $14.37       $17.36       170,815
   01/01/2011 to 12/31/2011...........    $17.36       $14.85        88,148
   01/01/2012 to 12/31/2012...........    $14.85       $16.56        81,890
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
   07/16/2010* to 12/31/2010..........    $11.11       $12.92       127,639
   01/01/2011 to 12/31/2011...........    $12.92       $12.41        43,255
   01/01/2012 to 12/31/2012...........    $12.41       $14.54        40,368
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $15.21       $19.16        78,728
   01/01/2011 to 12/31/2011...........    $19.16       $17.79       132,209
   01/01/2012 to 12/31/2012...........    $17.79       $21.07        52,086
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $ 9.59       $12.23       200,784
   01/01/2011 to 12/31/2011...........    $12.23       $11.48       107,662
   01/01/2012 to 12/31/2012...........    $11.48       $12.18        99,872

* Denotes the start date of these sub-accounts

                                   ASXT SIX

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

    ACCUMULATION UNIT VALUES: WITH GMWB OR HD GRO OR GRO PLUS 2008 (2.00%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
ACCESS VP HIGH YIELD FUND
   05/02/2005* to 12/31/2005..........    $10.00       $10.54               0
   01/01/2006 to 12/31/2006...........    $10.54       $11.32               0
   01/01/2007 to 12/31/2007...........    $11.32       $11.66               0
   01/01/2008 to 12/31/2008...........    $11.66       $10.90               0
   01/01/2009 to 12/31/2009...........    $10.90       $12.49               0
   01/01/2010 to 12/31/2010...........    $12.49       $14.24               0
   01/01/2011 to 12/31/2011...........    $14.24       $14.34               0
   01/01/2012 to 12/31/2012...........    $14.34       $16.04               0
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.01         312,604
   01/01/2006 to 12/31/2006...........    $10.01       $10.97       5,065,695
   01/01/2007 to 12/31/2007...........    $10.97       $11.74       8,136,541
   01/01/2008 to 12/31/2008...........    $11.74       $ 7.84       9,400,328
   01/01/2009 to 12/31/2009...........    $ 7.84       $ 9.56      11,572,243
   01/01/2010 to 12/31/2010...........    $ 9.56       $10.49       9,571,229
   01/01/2011 to 12/31/2011...........    $10.49       $10.00       7,458,449
   01/01/2012 to 12/31/2012...........    $10.00       $11.04       6,592,715
AST ADVANCED STRATEGIES PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.63       1,290,825
   01/01/2007 to 12/31/2007...........    $10.63       $11.41       2,559,214
   01/01/2008 to 12/31/2008...........    $11.41       $ 7.85       3,903,066
   01/01/2009 to 12/31/2009...........    $ 7.85       $ 9.70       4,089,298
   01/01/2010 to 12/31/2010...........    $ 9.70       $10.81       3,661,891
   01/01/2011 to 12/31/2011...........    $10.81       $10.61       3,108,340
   01/01/2012 to 12/31/2012...........    $10.61       $11.82       2,860,050
AST ALGER ALL-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $12.43          10,356
   01/01/2004 to 12/31/2004...........    $12.43       $13.22         119,566
   01/01/2005 to 12/02/2005...........    $13.22       $15.12               0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $12.09           5,118
   01/01/2004 to 12/31/2004...........    $12.09       $13.05          72,365
   01/01/2005 to 12/02/2005...........    $13.05       $14.38               0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $12.48           2,386
   01/01/2004 to 12/31/2004...........    $12.48       $13.77         198,789
   01/01/2005 to 12/31/2005...........    $13.77       $14.12         238,150
   01/01/2006 to 12/31/2006...........    $14.12       $16.18         278,461
   01/01/2007 to 12/31/2007...........    $16.18       $15.83         367,074
   01/01/2008 to 12/31/2008...........    $15.83       $10.13         432,558
   01/01/2009 to 12/31/2009...........    $10.13       $11.69         495,878
   01/01/2010 to 12/31/2010...........    $11.69       $13.04         325,918
   01/01/2011 to 12/31/2011...........    $13.04       $13.23         289,460
   01/01/2012 to 05/04/2012...........    $13.23       $14.36               0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.02         159,724
   01/01/2006 to 12/31/2006...........    $10.02       $10.86       1,685,657
   01/01/2007 to 12/31/2007...........    $10.86       $11.61       2,790,774
   01/01/2008 to 12/31/2008...........    $11.61       $ 8.11       5,528,245
   01/01/2009 to 12/31/2009...........    $ 8.11       $ 9.80       8,798,728
   01/01/2010 to 12/31/2010...........    $ 9.80       $10.79       7,024,050
   01/01/2011 to 12/31/2011...........    $10.79       $10.44       5,182,858
   01/01/2012 to 12/31/2012...........    $10.44       $11.51       5,035,393
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 9.15          64,421
   01/01/2012 to 12/31/2012...........    $ 9.15       $10.03          93,865
AST BLACKROCK VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $12.38           9,674
   01/01/2004 to 12/31/2004...........    $12.38       $14.33         175,087
   01/01/2005 to 12/31/2005...........    $14.33       $15.36         278,563
   01/01/2006 to 12/31/2006...........    $15.36       $18.32         539,030
   01/01/2007 to 12/31/2007...........    $18.32       $18.16         417,115
   01/01/2008 to 12/31/2008...........    $18.16       $11.16         374,851
   01/01/2009 to 12/31/2009...........    $11.16       $12.93         346,113
   01/01/2010 to 12/31/2010...........    $12.93       $14.25         297,287
   01/01/2011 to 12/31/2011...........    $14.25       $13.90         215,671
   01/01/2012 to 12/31/2012...........    $13.90       $15.45         198,126
AST BOND PORTFOLIO 2015
   01/28/2008* to 12/31/2008..........    $10.00       $11.28      12,905,774
   01/01/2009 to 12/31/2009...........    $11.28       $11.01      11,423,965
   01/01/2010 to 12/31/2010...........    $11.01       $11.80       7,372,701
   01/01/2011 to 12/31/2011...........    $11.80       $12.31       5,770,635
   01/01/2012 to 12/31/2012...........    $12.31       $12.42       4,016,057
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........    $10.00       $ 9.36       1,335,590
   01/01/2010 to 12/31/2010...........    $ 9.36       $10.14         972,743
   01/01/2011 to 12/31/2011...........    $10.14       $10.90         747,805
   01/01/2012 to 12/31/2012...........    $10.90       $11.12         351,286

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010..........    $10.00       $10.74       4,566,891
   01/01/2011 to 12/31/2011...........    $10.74       $11.73       2,577,818
   01/01/2012 to 12/31/2012...........    $11.73       $12.08       1,131,486
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........    $10.00       $12.01       7,376,393
   01/01/2009 to 12/31/2009...........    $12.01       $11.06       7,133,884
   01/01/2010 to 12/31/2010...........    $11.06       $12.05       4,327,344
   01/01/2011 to 12/31/2011...........    $12.05       $13.41       6,924,813
   01/01/2012 to 12/31/2012...........    $13.41       $13.90       3,795,635
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........    $10.00       $12.08       5,692,971
   01/01/2009 to 12/31/2009...........    $12.08       $10.93       5,213,380
   01/01/2010 to 12/31/2010...........    $10.93       $11.93       3,978,286
   01/01/2011 to 12/31/2011...........    $11.93       $13.55       2,040,163
   01/01/2012 to 12/31/2012...........    $13.55       $14.06       3,068,671
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........    $10.00       $ 8.77         239,205
   01/01/2010 to 12/31/2010...........    $ 8.77       $ 9.61       3,501,577
   01/01/2011 to 12/31/2011...........    $ 9.61       $11.18         747,648
   01/01/2012 to 12/31/2012...........    $11.18       $11.65          52,737
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........    $10.00       $10.99       6,025,992
   01/01/2011 to 12/31/2011...........    $10.99       $12.95       3,151,015
   01/01/2012 to 12/31/2012...........    $12.95       $13.56         495,656
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........    $10.00       $12.00       5,394,026
   01/01/2012 to 12/31/2012...........    $12.00       $12.44       5,525,461
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........    $10.00       $10.38       3,495,509
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.00         383,419
   01/01/2006 to 12/31/2006...........    $10.00       $11.15       6,613,267
   01/01/2007 to 12/31/2007...........    $11.15       $11.98       8,926,725
   01/01/2008 to 12/31/2008...........    $11.98       $ 7.64      11,747,755
   01/01/2009 to 12/31/2009...........    $ 7.64       $ 9.38      14,510,164
   01/01/2010 to 12/31/2010...........    $ 9.38       $10.43      11,072,168
   01/01/2011 to 12/31/2011...........    $10.43       $ 9.97       8,565,131
   01/01/2012 to 12/31/2012...........    $ 9.97       $11.11       8,015,346
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.03           9,410
   01/01/2008 to 12/31/2008...........    $10.03       $ 7.12         703,326
   01/01/2009 to 12/31/2009...........    $ 7.12       $ 8.61       1,443,088
   01/01/2010 to 12/31/2010...........    $ 8.61       $ 9.45       1,275,577
   01/01/2011 to 12/31/2011...........    $ 9.45       $ 9.09       1,120,408
   01/01/2012 to 12/31/2012...........    $ 9.09       $ 9.83       1,037,436

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST COHEN & STEERS REALTY PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $13.91         13,615
   01/01/2004 to 12/31/2004...........    $13.91       $18.80        184,027
   01/01/2005 to 12/31/2005...........    $18.80       $21.16        199,018
   01/01/2006 to 12/31/2006...........    $21.16       $28.35        318,743
   01/01/2007 to 12/31/2007...........    $28.35       $22.24        246,476
   01/01/2008 to 12/31/2008...........    $22.24       $14.16        171,371
   01/01/2009 to 12/31/2009...........    $14.16       $18.30        243,592
   01/01/2010 to 12/31/2010...........    $18.30       $23.08        180,347
   01/01/2011 to 12/31/2011...........    $23.08       $24.11        145,127
   01/01/2012 to 12/31/2012...........    $24.11       $27.26        130,983
AST DEAM SMALL-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $14.17         10,756
   01/01/2004 to 12/31/2004...........    $14.17       $16.96        236,402
   01/01/2005 to 12/31/2005...........    $16.96       $16.82        245,003
   01/01/2006 to 12/31/2006...........    $16.82       $19.77        203,936
   01/01/2007 to 12/31/2007...........    $19.77       $15.93        230,960
   01/01/2008 to 07/18/2008...........    $15.93       $14.57              0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $16.38         37,078
   01/01/2004 to 12/31/2004...........    $16.38       $19.75        562,771
   01/01/2005 to 12/31/2005...........    $19.75       $21.18        675,625
   01/01/2006 to 12/31/2006...........    $21.18       $23.44        555,919
   01/01/2007 to 12/31/2007...........    $23.44       $25.55        471,679
   01/01/2008 to 12/31/2008...........    $25.55       $14.00        419,386
   01/01/2009 to 12/31/2009...........    $14.00       $18.20        379,572
   01/01/2010 to 12/31/2010...........    $18.20       $23.64        289,027
   01/01/2011 to 12/31/2011...........    $23.64       $20.13        229,446
   01/01/2012 to 12/31/2012...........    $20.13       $23.68        178,399
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.00          1,495
   01/01/2008 to 12/31/2008...........    $10.00       $ 7.13        414,672
   01/01/2009 to 12/31/2009...........    $ 7.13       $ 8.47        553,827
   01/01/2010 to 12/31/2010...........    $ 8.47       $ 9.41        397,958
   01/01/2011 to 12/31/2011...........    $ 9.41       $ 8.99        314,944
   01/01/2012 to 12/31/2012...........    $ 8.99       $10.01        317,299
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.55      2,113,521
   01/01/2007 to 12/31/2007...........    $10.55       $11.22      2,818,505
   01/01/2008 to 12/31/2008...........    $11.22       $ 7.21      3,325,516
   01/01/2009 to 12/31/2009...........    $ 7.21       $ 8.75      4,130,172
   01/01/2010 to 12/31/2010...........    $ 8.75       $ 9.80      3,649,068
   01/01/2011 to 12/31/2011...........    $ 9.80       $ 9.46      2,869,281
   01/01/2012 to 12/31/2012...........    $ 9.46       $10.26      2,767,619

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.45      1,651,620
   01/01/2007 to 12/31/2007...........    $10.45       $11.41      2,784,630
   01/01/2008 to 12/31/2008...........    $11.41       $ 6.63      3,618,245
   01/01/2009 to 12/31/2009...........    $ 6.63       $ 8.19      4,957,531
   01/01/2010 to 12/31/2010...........    $ 8.19       $ 9.55      4,347,503
   01/01/2011 to 12/31/2011...........    $ 9.55       $ 8.78      3,235,647
   01/01/2012 to 12/31/2012...........    $ 8.78       $ 9.71      3,010,039
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.00       $ 7.46        143,659
   01/01/2009 to 11/13/2009...........    $ 7.46       $ 8.32              0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.72      1,030,821
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.18       $ 6.10         13,392
   01/01/2009 to 12/31/2009...........    $ 6.10       $ 8.08         51,758
   01/01/2010 to 12/31/2010...........    $ 8.08       $ 9.52         58,659
   01/01/2011 to 12/31/2011...........    $ 9.52       $ 8.86         42,584
   01/01/2012 to 12/31/2012...........    $ 8.86       $11.01        112,200
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $11.61         17,452
   01/01/2004 to 12/31/2004...........    $11.61       $11.80        122,739
   01/01/2005 to 12/31/2005...........    $11.80       $11.95        143,016
   01/01/2006 to 12/31/2006...........    $11.95       $12.88        143,727
   01/01/2007 to 12/31/2007...........    $12.88       $14.39        168,462
   01/01/2008 to 12/31/2008...........    $14.39       $ 8.42        212,472
   01/01/2009 to 12/31/2009...........    $ 8.42       $12.33        425,326
   01/01/2010 to 12/31/2010...........    $12.33       $13.33        336,232
   01/01/2011 to 12/31/2011...........    $13.33       $12.54        200,658
   01/01/2012 to 12/31/2012...........    $12.54       $14.72        184,725
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $12.76        187,011
   01/01/2004 to 12/31/2004...........    $12.76       $13.88      2,899,917
   01/01/2005 to 12/31/2005...........    $13.88       $14.25      4,265,751
   01/01/2006 to 12/31/2006...........    $14.25       $16.38      2,911,174
   01/01/2007 to 12/31/2007...........    $16.38       $16.87      2,485,922
   01/01/2008 to 12/31/2008...........    $16.87       $ 9.81      2,137,291
   01/01/2009 to 12/31/2009...........    $ 9.81       $11.46      1,934,817
   01/01/2010 to 12/31/2010...........    $11.46       $12.67      1,584,756
   01/01/2011 to 12/31/2011...........    $12.67       $11.73      1,058,554
   01/01/2012 to 12/31/2012...........    $11.73       $13.76        808,644

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $12.73         37,400
   01/01/2004 to 12/31/2004...........    $12.73       $14.52        516,261
   01/01/2005 to 12/31/2005...........    $14.52       $14.91        701,854
   01/01/2006 to 12/31/2006...........    $14.91       $15.53        516,950
   01/01/2007 to 12/31/2007...........    $15.53       $18.16        440,329
   01/01/2008 to 12/31/2008...........    $18.16       $10.54        395,201
   01/01/2009 to 12/31/2009...........    $10.54       $16.22        468,843
   01/01/2010 to 12/31/2010...........    $16.22       $19.05        361,092
   01/01/2011 to 12/31/2011...........    $19.05       $18.11        221,077
   01/01/2012 to 12/31/2012...........    $18.11       $21.23        193,150
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   01/01/2005 to 12/31/2005...........    $16.43       $16.91              0
   01/01/2006 to 12/31/2006...........    $16.91       $19.43              0
   01/01/2007 to 12/31/2007...........    $19.43       $18.06              0
   01/01/2008 to 12/31/2008...........    $18.06       $12.99         37,725
   01/01/2009 to 12/31/2009...........    $12.99       $16.14         82,090
   01/01/2010 to 12/31/2010...........    $16.14       $20.05        140,787
   01/01/2011 to 12/31/2011...........    $20.05       $19.91         98,811
   01/01/2012 to 12/31/2012...........    $19.91       $22.57         73,950
AST HIGH YIELD PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $12.23         27,535
   01/01/2004 to 12/31/2004...........    $12.23       $13.31        426,333
   01/01/2005 to 12/31/2005...........    $13.31       $13.19        582,998
   01/01/2006 to 12/31/2006...........    $13.19       $14.27        694,301
   01/01/2007 to 12/31/2007...........    $14.27       $14.33        558,873
   01/01/2008 to 12/31/2008...........    $14.33       $10.45        484,068
   01/01/2009 to 12/31/2009...........    $10.45       $13.89      1,068,071
   01/01/2010 to 12/31/2010...........    $13.89       $15.45        868,078
   01/01/2011 to 12/31/2011...........    $15.45       $15.62        585,430
   01/01/2012 to 12/31/2012...........    $15.62       $17.43        550,566
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.16         11,680
   01/01/2008 to 12/31/2008...........    $10.16       $ 7.55        790,873
   01/01/2009 to 12/31/2009...........    $ 7.55       $ 9.13      1,461,388
   01/01/2010 to 12/31/2010...........    $ 9.13       $ 9.99      1,300,148
   01/01/2011 to 12/31/2011...........    $ 9.99       $ 9.74      1,239,700
   01/01/2012 to 12/31/2012...........    $ 9.74       $10.51      1,219,912
AST INTERNATIONAL GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $13.34        103,740
   01/01/2004 to 12/31/2004...........    $13.34       $15.18      1,821,923
   01/01/2005 to 12/31/2005...........    $15.18       $17.34      2,117,271
   01/01/2006 to 12/31/2006...........    $17.34       $20.56      1,505,204
   01/01/2007 to 12/31/2007...........    $20.56       $23.99      1,246,698
   01/01/2008 to 12/31/2008...........    $23.99       $11.70      1,091,501
   01/01/2009 to 12/31/2009...........    $11.70       $15.51        976,313
   01/01/2010 to 12/31/2010...........    $15.51       $17.41        770,326
   01/01/2011 to 12/31/2011...........    $17.41       $14.85        539,693
   01/01/2012 to 12/31/2012...........    $14.85       $17.52        418,206

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $12.85          5,504
   01/01/2004 to 12/31/2004...........    $12.85       $15.24         69,494
   01/01/2005 to 12/31/2005...........    $15.24       $16.98        151,572
   01/01/2006 to 12/31/2006...........    $16.98       $21.21        275,388
   01/01/2007 to 12/31/2007...........    $21.21       $24.49        415,333
   01/01/2008 to 12/31/2008...........    $24.49       $13.44        281,138
   01/01/2009 to 12/31/2009...........    $13.44       $17.18        292,566
   01/01/2010 to 12/31/2010...........    $17.18       $18.71        242,130
   01/01/2011 to 12/31/2011...........    $18.71       $16.03        186,332
   01/01/2012 to 12/31/2012...........    $16.03       $18.33        167,981
AST INVESTMENT GRADE BOND PORTFOLIO
   06/30/2008* to 12/31/2008..........    $10.01       $10.92      1,344,244
   01/01/2009 to 12/31/2009...........    $10.92       $11.91        336,597
   01/01/2010 to 12/31/2010...........    $11.91       $12.93        179,010
   01/01/2011 to 12/31/2011...........    $12.93       $14.25      1,155,408
   01/01/2012 to 12/31/2012...........    $14.25       $15.28        598,595
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.18            261
   01/01/2008 to 12/31/2008...........    $10.18       $ 6.92        304,793
   01/01/2009 to 12/31/2009...........    $ 6.92       $ 8.59        681,514
   01/01/2010 to 12/31/2010...........    $ 8.59       $ 9.58        757,701
   01/01/2011 to 12/31/2011...........    $ 9.58       $ 9.33        529,972
   01/01/2012 to 12/31/2012...........    $ 9.33       $10.39        453,321
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $11.64            483
   01/01/2004 to 12/31/2004...........    $11.64       $12.67         35,622
   01/01/2005 to 12/31/2005...........    $12.67       $13.28         96,396
   01/01/2006 to 12/31/2006...........    $13.28       $14.46        103,991
   01/01/2007 to 12/31/2007...........    $14.46       $14.45        457,631
   01/01/2008 to 12/31/2008...........    $14.45       $11.66      2,616,044
   01/01/2009 to 12/31/2009...........    $11.66       $13.95      2,748,409
   01/01/2010 to 12/31/2010...........    $13.95       $14.67      1,894,148
   01/01/2011 to 12/31/2011...........    $14.67       $14.41      1,406,382
   01/01/2012 to 12/31/2012...........    $14.41       $15.63      1,377,143
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.08       $10.29              0
   01/01/2010 to 12/31/2010...........    $10.29       $11.22          9,654
   01/01/2011 to 12/31/2011...........    $11.22       $11.07         17,491
   01/01/2012 to 12/31/2012...........    $11.07       $12.50         16,427
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.15       $10.30              0
   01/01/2010 to 12/31/2010...........    $10.30       $11.47         10,094
   01/01/2011 to 12/31/2011...........    $11.47       $10.58         16,315
   01/01/2012 to 12/31/2012...........    $10.58       $11.75         53,725

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $12.74         17,098
   01/01/2004 to 12/31/2004...........    $12.74       $14.62        217,166
   01/01/2005 to 12/31/2005...........    $14.62       $15.90        411,851
   01/01/2006 to 12/31/2006...........    $15.90       $19.14        412,527
   01/01/2007 to 12/31/2007...........    $19.14       $20.53        452,611
   01/01/2008 to 12/31/2008...........    $20.53       $11.79        450,183
   01/01/2009 to 12/31/2009...........    $11.79       $15.70        399,618
   01/01/2010 to 12/31/2010...........    $15.70       $16.49        308,762
   01/01/2011 to 12/31/2011...........    $16.49       $14.68        235,341
   01/01/2012 to 12/31/2012...........    $14.68       $17.54        195,028
AST LARGE-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $11.63         21,961
   01/01/2004 to 12/31/2004...........    $11.63       $13.16        173,888
   01/01/2005 to 12/31/2005...........    $13.16       $13.73        405,886
   01/01/2006 to 12/31/2006...........    $13.73       $15.94        464,393
   01/01/2007 to 12/31/2007...........    $15.94       $15.16        520,419
   01/01/2008 to 12/31/2008...........    $15.16       $ 8.69        546,388
   01/01/2009 to 12/31/2009...........    $ 8.69       $10.17        452,623
   01/01/2010 to 12/31/2010...........    $10.17       $11.28        440,901
   01/01/2011 to 12/31/2011...........    $11.28       $10.59        327,994
   01/01/2012 to 12/31/2012...........    $10.59       $12.13        291,061
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $11.90         42,593
   01/01/2004 to 12/31/2004...........    $11.90       $12.53        904,128
   01/01/2005 to 12/31/2005...........    $12.53       $12.42      1,672,137
   01/01/2006 to 12/31/2006...........    $12.42       $13.37      1,365,237
   01/01/2007 to 12/31/2007...........    $13.37       $13.90      1,124,709
   01/01/2008 to 12/31/2008...........    $13.90       $10.45        916,727
   01/01/2009 to 12/31/2009...........    $10.45       $13.79        905,623
   01/01/2010 to 12/31/2010...........    $13.79       $15.33        647,711
   01/01/2011 to 12/31/2011...........    $15.33       $16.55        486,011
   01/01/2012 to 12/31/2012...........    $16.55       $17.18        404,728
AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $12.28        215,988
   01/01/2004 to 12/31/2004...........    $12.28       $13.92      3,136,818
   01/01/2005 to 12/31/2005...........    $13.92       $14.58      4,378,768
   01/01/2006 to 12/31/2006...........    $14.58       $15.32      3,475,065
   01/01/2007 to 12/31/2007...........    $15.32       $17.26      3,049,331
   01/01/2008 to 12/31/2008...........    $17.26       $ 9.53      2,645,237
   01/01/2009 to 12/31/2009...........    $ 9.53       $12.12      2,318,468
   01/01/2010 to 12/31/2010...........    $12.12       $14.22      1,843,523
   01/01/2011 to 12/31/2011...........    $14.22       $13.81      1,221,768
   01/01/2012 to 12/31/2012...........    $13.81       $15.19        967,575
AST MFS GLOBAL EQUITY PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $12.29          4,306
   01/01/2004 to 12/31/2004...........    $12.29       $14.26         98,046
   01/01/2005 to 12/31/2005...........    $14.26       $15.04        185,240
   01/01/2006 to 12/31/2006...........    $15.04       $18.32        190,286
   01/01/2007 to 12/31/2007...........    $18.32       $19.64        145,391
   01/01/2008 to 12/31/2008...........    $19.64       $12.70        144,404
   01/01/2009 to 12/31/2009...........    $12.70       $16.37        163,957
   01/01/2010 to 12/31/2010...........    $16.37       $17.98        135,711
   01/01/2011 to 12/31/2011...........    $17.98       $17.07        123,103
   01/01/2012 to 12/31/2012...........    $17.07       $20.58        114,038

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $11.40          18,900
   01/01/2004 to 12/31/2004...........    $11.40       $12.37         304,760
   01/01/2005 to 12/31/2005...........    $12.37       $12.89         553,234
   01/01/2006 to 12/31/2006...........    $12.89       $13.85         418,858
   01/01/2007 to 12/31/2007...........    $13.85       $15.62         401,782
   01/01/2008 to 12/31/2008...........    $15.62       $ 9.75         381,401
   01/01/2009 to 12/31/2009...........    $ 9.75       $11.88         476,807
   01/01/2010 to 12/31/2010...........    $11.88       $13.13         349,620
   01/01/2011 to 12/31/2011...........    $13.13       $12.79         256,619
   01/01/2012 to 12/31/2012...........    $12.79       $14.68         253,826
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........    $10.00       $10.18           1,665
AST MID-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $13.37          12,627
   01/01/2004 to 12/31/2004...........    $13.37       $15.11         116,474
   01/01/2005 to 12/31/2005...........    $15.11       $15.61         156,240
   01/01/2006 to 12/31/2006...........    $15.61       $17.48         128,923
   01/01/2007 to 12/31/2007...........    $17.48       $17.60         135,453
   01/01/2008 to 12/31/2008...........    $17.60       $10.67         157,691
   01/01/2009 to 12/31/2009...........    $10.67       $14.52         148,090
   01/01/2010 to 12/31/2010...........    $14.52       $17.59         115,520
   01/01/2011 to 12/31/2011...........    $17.59       $16.65          81,600
   01/01/2012 to 12/31/2012...........    $16.65       $19.32          75,966
AST MONEY MARKET PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $ 9.85          81,304
   01/01/2004 to 12/31/2004...........    $ 9.85       $ 9.73       1,312,018
   01/01/2005 to 12/31/2005...........    $ 9.73       $ 9.80       2,581,452
   01/01/2006 to 12/31/2006...........    $ 9.80       $10.04       1,916,776
   01/01/2007 to 12/31/2007...........    $10.04       $10.33       4,181,059
   01/01/2008 to 12/31/2008...........    $10.33       $10.37      11,771,343
   01/01/2009 to 12/31/2009...........    $10.37       $10.19       5,146,624
   01/01/2010 to 12/31/2010...........    $10.19       $ 9.99       2,539,883
   01/01/2011 to 12/31/2011...........    $ 9.99       $ 9.79       2,629,487
   01/01/2012 to 12/31/2012...........    $ 9.79       $ 9.60       1,832,190
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $13.33          87,253
   01/01/2004 to 12/31/2004...........    $13.33       $16.04         937,314
   01/01/2005 to 12/31/2005...........    $16.04       $17.62       1,232,726
   01/01/2006 to 12/31/2006...........    $17.62       $19.12         959,021
   01/01/2007 to 12/31/2007...........    $19.12       $19.33         859,161
   01/01/2008 to 12/31/2008...........    $19.33       $10.94         649,182
   01/01/2009 to 12/31/2009...........    $10.94       $15.08         559,513
   01/01/2010 to 12/31/2010...........    $15.08       $18.24         452,422
   01/01/2011 to 12/31/2011...........    $18.24       $17.43         306,085
   01/01/2012 to 12/31/2012...........    $17.43       $20.01         244,921

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.03       $10.06         15,053
   01/01/2012 to 12/31/2012...........    $10.06       $10.34         16,614
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $12.17         16,702
   01/01/2004 to 12/31/2004...........    $12.17       $13.84        153,923
   01/01/2005 to 12/31/2005...........    $13.84       $15.40        330,873
   01/01/2006 to 12/31/2006...........    $15.40       $17.21        308,969
   01/01/2007 to 12/31/2007...........    $17.21       $20.61        409,243
   01/01/2008 to 12/31/2008...........    $20.61       $11.47        217,294
   01/01/2009 to 12/31/2009...........    $11.47       $14.59        237,239
   01/01/2010 to 12/31/2010...........    $14.59       $18.40        222,681
   01/01/2011 to 12/31/2011...........    $18.40       $18.34        164,934
   01/01/2012 to 12/31/2012...........    $18.34       $20.20        121,447
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $14.05          1,850
   01/01/2004 to 12/31/2004...........    $14.05       $15.07         56,414
   01/01/2005 to 12/31/2005...........    $15.07       $14.82         76,370
   01/01/2006 to 12/31/2006...........    $14.82       $15.65         81,269
   01/01/2007 to 12/31/2007...........    $15.65       $18.20        105,233
   01/01/2008 to 12/31/2008...........    $18.20       $10.25         51,866
   01/01/2009 to 12/31/2009...........    $10.25       $12.31         56,130
   01/01/2010 to 12/31/2010...........    $12.31       $14.51         50,066
   01/01/2011 to 04/29/2011...........    $14.51       $16.26              0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.30        316,890
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.10       $ 5.56        164,951
   01/01/2009 to 12/31/2009...........    $ 5.56       $ 9.08        483,497
   01/01/2010 to 12/31/2010...........    $ 9.08       $10.88        414,743
   01/01/2011 to 12/31/2011...........    $10.88       $ 8.50        236,233
   01/01/2012 to 12/31/2012...........    $ 8.50       $ 9.83        194,466
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $10.21         36,640
   01/01/2004 to 12/31/2004...........    $10.21       $10.21      2,764,809
   01/01/2005 to 12/31/2005...........    $10.21       $10.17      4,545,782
   01/01/2006 to 12/31/2006...........    $10.17       $10.35      3,593,391
   01/01/2007 to 12/31/2007...........    $10.35       $10.83      3,257,914
   01/01/2008 to 12/31/2008...........    $10.83       $10.73      3,023,480
   01/01/2009 to 12/31/2009...........    $10.73       $11.59      3,232,705
   01/01/2010 to 12/31/2010...........    $11.59       $11.80      2,405,356
   01/01/2011 to 12/31/2011...........    $11.80       $11.83      1,638,831
   01/01/2012 to 12/31/2012...........    $11.83       $12.13      1,373,988

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $10.49        378,676
   01/01/2004 to 12/31/2004...........    $10.49       $10.79      3,495,678
   01/01/2005 to 12/31/2005...........    $10.79       $10.84      2,236,621
   01/01/2006 to 12/31/2006...........    $10.84       $11.02      2,081,850
   01/01/2007 to 12/31/2007...........    $11.02       $11.70      2,256,466
   01/01/2008 to 12/31/2008...........    $11.70       $11.21      2,546,124
   01/01/2009 to 12/31/2009...........    $11.21       $12.80      3,707,147
   01/01/2010 to 12/31/2010...........    $12.80       $13.51      3,188,128
   01/01/2011 to 12/31/2011...........    $13.51       $13.66      2,557,267
   01/01/2012 to 12/31/2012...........    $13.66       $14.64      2,510,555
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.03          5,527
   01/01/2006 to 12/31/2006...........    $10.03       $10.62        632,804
   01/01/2007 to 12/31/2007...........    $10.62       $11.31      1,601,195
   01/01/2008 to 12/31/2008...........    $11.31       $ 8.92      5,838,176
   01/01/2009 to 12/31/2009...........    $ 8.92       $10.50      7,871,784
   01/01/2010 to 12/31/2010...........    $10.50       $11.38      6,131,743
   01/01/2011 to 12/31/2011...........    $11.38       $11.26      5,324,940
   01/01/2012 to 12/31/2012...........    $11.26       $12.18      4,942,223
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.02       $10.06         18,180
   01/01/2012 to 12/31/2012...........    $10.06       $10.56         54,264
AST QMA US EQUITY ALPHA PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $12.24         16,957
   01/01/2004 to 12/31/2004...........    $12.24       $13.19        389,368
   01/01/2005 to 12/31/2005...........    $13.19       $13.38        463,128
   01/01/2006 to 12/31/2006...........    $13.38       $14.77        411,412
   01/01/2007 to 12/31/2007...........    $14.77       $14.78        293,752
   01/01/2008 to 12/31/2008...........    $14.78       $ 8.87        222,347
   01/01/2009 to 12/31/2009...........    $ 8.87       $10.59        236,160
   01/01/2010 to 12/31/2010...........    $10.59       $11.94        194,939
   01/01/2011 to 12/31/2011...........    $11.94       $12.11        129,020
   01/01/2012 to 12/31/2012...........    $12.11       $14.10        122,300
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 8.88              0
   01/01/2012 to 12/31/2012...........    $ 8.88       $ 9.85              0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $11.50         12,898
   01/01/2008 to 12/31/2008...........    $11.50       $ 7.30        301,763
   01/01/2009 to 12/31/2009...........    $ 7.30       $ 9.08        655,245
   01/01/2010 to 12/31/2010...........    $ 9.08       $10.17        672,599
   01/01/2011 to 12/31/2011...........    $10.17       $ 9.73        487,605
   01/01/2012 to 12/31/2012...........    $ 9.73       $11.05        617,940

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $11.61         18,977
   01/01/2004 to 12/31/2004...........    $11.61       $12.40        175,763
   01/01/2005 to 12/31/2005...........    $12.40       $12.71        219,955
   01/01/2006 to 12/31/2006...........    $12.71       $13.66        187,318
   01/01/2007 to 12/31/2007...........    $13.66       $14.58        170,010
   01/01/2008 to 12/31/2008...........    $14.58       $ 9.98        451,062
   01/01/2009 to 12/31/2009...........    $ 9.98       $12.46        950,616
   01/01/2010 to 12/31/2010...........    $12.46       $13.65      1,052,972
   01/01/2011 to 12/31/2011...........    $13.65       $12.93        834,784
   01/01/2012 to 12/31/2012...........    $12.93       $14.08        824,352
AST SMALL-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $13.49          9,676
   01/01/2004 to 12/31/2004...........    $13.49       $12.30        113,913
   01/01/2005 to 12/31/2005...........    $12.30       $12.23        105,281
   01/01/2006 to 12/31/2006...........    $12.23       $13.50        116,763
   01/01/2007 to 12/31/2007...........    $13.50       $14.18        168,599
   01/01/2008 to 12/31/2008...........    $14.18       $ 9.03        254,074
   01/01/2009 to 12/31/2009...........    $ 9.03       $11.85        247,591
   01/01/2010 to 12/31/2010...........    $11.85       $15.84        277,723
   01/01/2011 to 12/31/2011...........    $15.84       $15.37        121,709
   01/01/2012 to 12/31/2012...........    $15.37       $16.90         82,745
AST SMALL-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $13.41        100,155
   01/01/2004 to 12/31/2004...........    $13.41       $15.31      1,007,926
   01/01/2005 to 12/31/2005...........    $15.31       $16.00      1,367,353
   01/01/2006 to 12/31/2006...........    $16.00       $18.82      1,007,185
   01/01/2007 to 12/31/2007...........    $18.82       $17.41        986,053
   01/01/2008 to 12/31/2008...........    $17.41       $11.99        987,703
   01/01/2009 to 12/31/2009...........    $11.99       $14.92        848,941
   01/01/2010 to 12/31/2010...........    $14.92       $18.43        606,356
   01/01/2011 to 12/31/2011...........    $18.43       $16.98        406,275
   01/01/2012 to 12/31/2012...........    $16.98       $19.66        305,529
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $12.11         27,414
   01/01/2004 to 12/31/2004...........    $12.11       $13.19        349,177
   01/01/2005 to 12/31/2005...........    $13.19       $13.53        401,044
   01/01/2006 to 12/31/2006...........    $13.53       $14.92        549,051
   01/01/2007 to 12/31/2007...........    $14.92       $15.54      1,003,846
   01/01/2008 to 12/31/2008...........    $15.54       $11.28      1,693,347
   01/01/2009 to 12/31/2009...........    $11.28       $13.72      1,904,973
   01/01/2010 to 12/31/2010...........    $13.72       $15.00      1,851,248
   01/01/2011 to 12/31/2011...........    $15.00       $14.99      1,512,633
   01/01/2012 to 12/31/2012...........    $14.99       $16.67      1,610,238

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $12.67         11,518
   01/01/2004 to 12/31/2004...........    $12.67       $14.15        220,419
   TS 01/01/2005 to 12/31/2005........    $14.15       $14.63        256,526
   01/01/2006 to 12/31/2006...........    $14.63       $17.40        446,357
   01/01/2007 to 12/31/2007...........    $17.40       $16.44        422,432
   01/01/2008 to 12/31/2008...........    $16.44       $ 9.36        354,139
   01/01/2009 to 12/31/2009...........    $ 9.36       $11.36        348,461
   01/01/2010 to 12/31/2010...........    $11.36       $12.61        297,828
   01/01/2011 to 12/31/2011...........    $12.61       $12.15        247,265
   01/01/2012 to 12/31/2012...........    $12.15       $13.97        272,127
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $11.40         24,361
   01/01/2004 to 12/31/2004...........    $11.40       $12.14        712,411
   G 01/01/2005 to 12/31/2005.........    $12.14       $11.37      1,035,774
   01/01/2006 to 12/31/2006...........    $11.37       $11.84        798,214
   01/01/2007 to 12/31/2007...........    $11.84       $12.72        851,066
   01/01/2008 to 12/31/2008...........    $12.72       $12.16        694,965
   01/01/2009 to 12/31/2009...........    $12.16       $13.36        671,737
   01/01/2010 to 12/31/2010...........    $13.36       $13.85        570,160
   01/01/2011 to 12/31/2011...........    $13.85       $14.13        482,840
   01/01/2012 to 12/31/2012...........    $14.13       $14.57        400,966
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $11.32          2,206
   01/01/2004 to 12/31/2004...........    $11.32       $11.73         84,417
   01/01/2005 to 12/31/2005...........    $11.73       $13.39        179,577
   01/01/2006 to 12/31/2006...........    $13.39       $13.86        424,274
   01/01/2007 to 12/31/2007...........    $13.86       $14.70        670,101
   01/01/2008 to 12/31/2008...........    $14.70       $ 8.56        829,518
   01/01/2009 to 12/31/2009...........    $ 8.56       $12.87        803,341
   01/01/2010 to 12/31/2010...........    $12.87       $14.61        682,794
   01/01/2011 to 12/31/2011...........    $14.61       $14.07        500,066
   01/01/2012 to 12/31/2012...........    $14.07       $16.21        434,920
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $13.66         24,634
   01/01/2004 to 12/31/2004...........    $13.66       $17.56        172,186
   01/01/2005 to 12/31/2005...........    $17.56       $22.61        291,123
   01/01/2006 to 12/31/2006...........    $22.61       $25.68        307,012
   01/01/2007 to 12/31/2007...........    $25.68       $35.36        389,732
   01/01/2008 to 12/31/2008...........    $35.36       $17.33        300,040
   01/01/2009 to 12/31/2009...........    $17.33       $25.36        436,858
   01/01/2010 to 12/31/2010...........    $25.36       $29.94        397,202
   01/01/2011 to 12/31/2011...........    $29.94       $24.96        213,036
   01/01/2012 to 12/31/2012...........    $24.96       $25.35        196,966
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $ 9.99        111,044
   01/01/2006 to 12/31/2006...........    $ 9.99       $11.33        744,811
   01/01/2007 to 12/31/2007...........    $11.33       $12.17        906,776
   01/01/2008 to 12/31/2008...........    $12.17       $ 6.88        954,985
   01/01/2009 to 12/31/2009...........    $ 6.88       $ 8.65      1,714,961
   01/01/2010 to 12/31/2010...........    $ 8.65       $ 9.72      1,218,956
   01/01/2011 to 12/31/2011...........    $ 9.72       $ 9.20        880,416
   01/01/2012 to 12/31/2012...........    $ 9.20       $10.01        818,131

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $ 9.98        207,560
   01/01/2008 to 12/31/2008...........    $ 9.98       $ 9.27        788,143
   01/01/2009 to 12/31/2009...........    $ 9.27       $10.14        753,947
   01/01/2010 to 12/31/2010...........    $10.14       $10.71        651,819
   01/01/2011 to 12/31/2011...........    $10.71       $11.13        602,850
   01/01/2012 to 12/31/2012...........    $11.13       $11.76        540,991
EVERGREEN VA GROWTH FUND
   04/15/2005* to 12/31/2005..........    $ 9.82       $11.41        120,154
   01/01/2006 to 12/31/2006...........    $11.41       $12.42         49,463
   01/01/2007 to 12/31/2007...........    $12.42       $13.51         80,806
   01/01/2008 to 12/31/2008...........    $13.51       $ 7.79         35,683
   01/01/2009 to 12/31/2009...........    $ 7.79       $10.68         87,916
   01/01/2010 to 07/16/2010...........    $10.68       $10.43              0
EVERGREEN VA INTERNATIONAL EQUITY FUND
   01/01/2003 to 12/31/2003...........        --       $10.45            827
   01/01/2004 to 12/31/2004...........    $10.45       $12.21         32,858
   01/01/2005 to 12/31/2005...........    $12.21       $13.88        164,045
   01/01/2006 to 12/31/2006...........    $13.88       $16.75        160,932
   01/01/2007 to 12/31/2007...........    $16.75       $18.88        219,534
   01/01/2008 to 12/31/2008...........    $18.88       $10.82        146,290
   01/01/2009 to 12/31/2009...........    $10.82       $12.30        139,726
   01/01/2010 to 07/16/2010...........    $12.30       $11.66              0
EVERGREEN VA OMEGA FUND
   01/01/2003 to 12/31/2003...........        --       $13.19            283
   01/01/2004 to 12/31/2004...........    $13.19       $13.86         31,153
   01/01/2005 to 12/31/2005...........    $13.86       $14.10         31,596
   01/01/2006 to 12/31/2006...........    $14.10       $14.65         15,185
   01/01/2007 to 12/31/2007...........    $14.65       $16.08         15,093
   01/01/2008 to 12/31/2008...........    $16.08       $11.47         26,469
   01/01/2009 to 12/31/2009...........    $11.47       $16.18         38,725
   01/01/2010 to 07/16/2010...........    $16.18       $15.09              0
FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
   01/28/2008* to 12/31/2008..........    $10.21       $ 6.10         92,210
   01/01/2009 to 12/31/2009...........    $ 6.10       $ 7.69        197,134
   01/01/2010 to 12/31/2010...........    $ 7.69       $ 8.97        125,709
   01/01/2011 to 12/31/2011...........    $ 8.97       $ 7.83         56,285
   01/01/2012 to 12/31/2012...........    $ 7.83       $ 8.74         45,724
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........    $10.08       $ 6.63        933,984
   01/01/2009 to 12/31/2009...........    $ 6.63       $ 8.45      1,565,724
   01/01/2010 to 12/31/2010...........    $ 8.45       $ 9.13      1,506,231
   01/01/2011 to 12/31/2011...........    $ 9.13       $ 8.79      1,167,563
   01/01/2012 to 09/21/2012...........    $ 8.79       $ 9.83              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
GLOBAL DIVIDEND TARGET 15 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.82       108,014
   01/01/2005 to 12/31/2005...........    $11.82       $12.76       179,027
   01/01/2006 to 12/31/2006...........    $12.76       $17.32       390,251
   01/01/2007 to 12/31/2007...........    $17.32       $19.23       383,026
   01/01/2008 to 12/31/2008...........    $19.23       $10.78       201,811
   01/01/2009 to 12/31/2009...........    $10.78       $14.91       199,013
   01/01/2010 to 12/31/2010...........    $14.91       $16.03       136,481
   01/01/2011 to 12/31/2011...........    $16.03       $14.53        73,996
   01/01/2012 to 12/31/2012...........    $14.53       $17.86        74,768
INVESCO V.I. CAPITAL DEVELOPMENT FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $10.03       $ 8.15        30,489
   01/01/2012 to 04/27/2012...........    $ 8.15       $ 9.23             0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
FORMERLY, INVESCO V.I. DIVIDEND GROWTH FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $ 9.99       $ 9.10        50,551
   01/01/2012 to 12/31/2012...........    $ 9.10       $10.59        49,135
INVESCO V.I. DYNAMICS FUND - SERIES I
   01/01/2003 to 12/31/2003...........        --       $13.11         4,848
   01/01/2004 to 12/31/2004...........    $13.11       $14.56        61,543
   01/01/2005 to 12/31/2005...........    $14.56       $15.80        54,814
   01/01/2006 to 12/31/2006...........    $15.80       $17.98        59,124
   01/01/2007 to 12/31/2007...........    $17.98       $19.76        54,429
   01/01/2008 to 12/31/2008...........    $19.76       $10.05        37,387
   01/01/2009 to 12/31/2009...........    $10.05       $14.04        37,634
   01/01/2010 to 12/31/2010...........    $14.04       $17.03        38,338
   01/01/2011 to 04/29/2011...........    $17.03       $18.95             0
INVESCO V.I. FINANCIAL SERVICES FUND - SERIES I
   01/01/2003 to 12/31/2003...........        --       $12.60        20,268
   01/01/2004 to 12/31/2004...........    $12.60       $13.42        67,581
   01/01/2005 to 12/31/2005...........    $13.42       $13.92       170,808
   01/01/2006 to 12/31/2006...........    $13.92       $15.89        91,327
   01/01/2007 to 12/31/2007...........    $15.89       $12.11        50,770
   01/01/2008 to 12/31/2008...........    $12.11       $ 4.81        50,279
   01/01/2009 to 12/31/2009...........    $ 4.81       $ 6.01       113,041
   01/01/2010 to 12/31/2010...........    $ 6.01       $ 6.50       235,630
   01/01/2011 to 04/29/2011...........    $ 6.50       $ 6.85             0
INVESCO V.I. GLOBAL HEALTH CARE FUND - SERIES I
   01/01/2003 to 12/31/2003...........        --       $11.91         2,077
   01/01/2004 to 12/31/2004...........    $11.91       $12.56        87,037
   01/01/2005 to 12/31/2005...........    $12.56       $13.31       122,355
   01/01/2006 to 12/31/2006...........    $13.31       $13.73       130,283
   01/01/2007 to 12/31/2007...........    $13.73       $15.05       108,427
   01/01/2008 to 12/31/2008...........    $15.05       $10.52       187,213
   01/01/2009 to 12/31/2009...........    $10.52       $13.17       106,387
   01/01/2010 to 12/31/2010...........    $13.17       $13.59        86,909
   01/01/2011 to 12/31/2011...........    $13.59       $13.84        59,858
   01/01/2012 to 12/31/2012...........    $13.84       $16.40        62,386

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
INVESCO V.I. TECHNOLOGY FUND - SERIES I
   06/30/2008* to 12/31/2008..........    $ 9.92       $ 6.21             0
   01/01/2009 to 12/31/2009...........    $ 6.21       $ 9.58             0
   01/01/2010 to 12/31/2010...........    $ 9.58       $11.38             0
   01/01/2011 to 12/31/2011...........    $11.38       $10.59             0
   01/01/2012 to 12/31/2012...........    $10.59       $11.55             0
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES I
   04/27/2012* to 12/31/2012..........    $10.05       $ 9.74        23,190
NASDAQ TARGET 15 PORTFOLIO
   06/30/2008* to 12/31/2008..........    $ 9.89       $ 5.96             0
   01/01/2009 to 12/31/2009...........    $ 5.96       $ 6.83             0
   01/01/2010 to 12/31/2010...........    $ 6.83       $ 8.72             0
   01/01/2011 to 12/31/2011...........    $ 8.72       $ 8.66             0
   01/01/2012 to 12/31/2012...........    $ 8.66       $ 9.59             0
NVIT DEVELOPING MARKETS FUND
   01/01/2003 to 12/31/2003...........        --       $15.54        12,503
   01/01/2004 to 12/31/2004...........    $15.54       $18.25       161,653
   01/01/2005 to 12/31/2005...........    $18.25       $23.52       224,533
   01/01/2006 to 12/31/2006...........    $23.52       $31.02       274,947
   01/01/2007 to 12/31/2007...........    $31.02       $43.62       484,276
   01/01/2008 to 12/31/2008...........    $43.62       $18.01       186,988
   01/01/2009 to 12/31/2009...........    $18.01       $28.64       356,343
   01/01/2010 to 12/31/2010...........    $28.64       $32.60       205,732
   01/01/2011 to 12/31/2011...........    $32.60       $24.79       123,967
   01/01/2012 to 12/31/2012...........    $24.79       $28.37       100,395
PROFUND VP ASIA 30
   01/01/2003 to 12/31/2003...........        --       $15.94        10,432
   01/01/2004 to 12/31/2004...........    $15.94       $15.54        74,988
   01/01/2005 to 12/31/2005...........    $15.54       $18.20        98,832
   01/01/2006 to 12/31/2006...........    $18.20       $24.84       227,691
   01/01/2007 to 12/31/2007...........    $24.84       $35.97       247,412
   01/01/2008 to 12/31/2008...........    $35.97       $17.33        77,238
   01/01/2009 to 12/31/2009...........    $17.33       $26.19       127,715
   01/01/2010 to 12/31/2010...........    $26.19       $29.24        92,346
   01/01/2011 to 12/31/2011...........    $29.24       $20.92        44,452
   01/01/2012 to 12/31/2012...........    $20.92       $23.67        58,039
PROFUND VP BANKS
   01/01/2004 to 12/31/2004...........        --       $14.07         8,847
   01/01/2005 to 12/31/2005...........    $14.07       $13.77         7,375
   01/01/2006 to 12/31/2006...........    $13.77       $15.58        11,704
   01/01/2007 to 12/31/2007...........    $15.58       $11.10         8,235
   01/01/2008 to 12/31/2008...........    $11.10       $ 5.77       117,037
   01/01/2009 to 12/31/2009...........    $ 5.77       $ 5.42        35,987
   01/01/2010 to 12/31/2010...........    $ 5.42       $ 5.75        23,240
   01/01/2011 to 12/31/2011...........    $ 5.75       $ 4.13        18,162
   01/01/2012 to 12/31/2012...........    $ 4.13       $ 5.40        28,066

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP BASIC MATERIALS
   01/01/2003 to 12/31/2003...........        --       $13.33         8,054
   01/01/2004 to 12/31/2004...........    $13.33       $14.40        23,555
   01/01/2005 to 12/31/2005...........    $14.40       $14.46        45,735
   01/01/2006 to 12/31/2006...........    $14.46       $16.36        43,606
   01/01/2007 to 12/31/2007...........    $16.36       $20.96        85,213
   01/01/2008 to 12/31/2008...........    $20.96       $ 9.98        63,959
   01/01/2009 to 12/31/2009...........    $ 9.98       $15.87       112,777
   01/01/2010 to 12/31/2010...........    $15.87       $20.18       160,387
   01/01/2011 to 12/31/2011...........    $20.18       $16.58        77,913
   01/01/2012 to 12/31/2012...........    $16.58       $17.63        68,968
PROFUND VP BEAR
   01/01/2004 to 12/31/2004...........        --       $ 6.58        41,480
   01/01/2005 to 12/31/2005...........    $ 6.58       $ 6.36       481,335
   01/01/2006 to 12/31/2006...........    $ 6.36       $ 5.77       113,831
   01/01/2007 to 12/31/2007...........    $ 5.77       $ 5.68       186,155
   01/01/2008 to 12/31/2008...........    $ 5.68       $ 7.80       301,175
   01/01/2009 to 12/31/2009...........    $ 7.80       $ 5.51       363,401
   01/01/2010 to 12/31/2010...........    $ 5.51       $ 4.44       153,769
   01/01/2011 to 12/31/2011...........    $ 4.44       $ 3.96       160,825
   01/01/2012 to 12/31/2012...........    $ 3.96       $ 3.24       220,586
PROFUND VP BULL
   01/01/2003 to 12/31/2003...........        --       $12.00         1,179
   01/01/2004 to 12/31/2004...........    $12.00       $12.79       171,187
   01/01/2005 to 12/31/2005...........    $12.79       $12.88       482,071
   01/01/2006 to 12/31/2006...........    $12.88       $14.35       338,211
   01/01/2007 to 12/31/2007...........    $14.35       $14.56       203,530
   01/01/2008 to 12/31/2008...........    $14.56       $ 8.89       363,733
   01/01/2009 to 12/31/2009...........    $ 8.89       $10.84       273,451
   01/01/2010 to 12/31/2010...........    $10.84       $11.96       323,429
   01/01/2011 to 12/31/2011...........    $11.96       $11.72        48,635
   01/01/2012 to 12/31/2012...........    $11.72       $13.08        42,092
PROFUND VP CONSUMER GOODS PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $11.49           954
   01/01/2004 to 12/31/2004...........    $11.49       $12.31         8,437
   01/01/2005 to 12/31/2005...........    $12.31       $12.02         9,786
   01/01/2006 to 12/31/2006...........    $12.02       $13.26        26,778
   01/01/2007 to 12/31/2007...........    $13.26       $13.98       131,891
   01/01/2008 to 12/31/2008...........    $13.98       $10.04        22,103
   01/01/2009 to 12/31/2009...........    $10.04       $11.97        17,709
   01/01/2010 to 12/31/2010...........    $11.97       $13.76        43,586
   01/01/2011 to 12/31/2011...........    $13.76       $14.42        41,356
   01/01/2012 to 12/31/2012...........    $14.42       $15.67        32,267

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP CONSUMER SERVICES
   01/01/2004 to 12/31/2004...........        --       $12.28        17,197
   01/01/2005 to 12/31/2005...........    $12.28       $11.47         8,192
   01/01/2006 to 12/31/2006...........    $11.47       $12.59        12,510
   01/01/2007 to 12/31/2007...........    $12.59       $11.32        10,149
   01/01/2008 to 12/31/2008...........    $11.32       $ 7.61         9,553
   01/01/2009 to 12/31/2009...........    $ 7.61       $ 9.76        14,506
   01/01/2010 to 12/31/2010...........    $ 9.76       $11.61       120,159
   01/01/2011 to 12/31/2011...........    $11.61       $12.00        85,233
   01/01/2012 to 12/31/2012...........    $12.00       $14.36        61,929
PROFUND VP EUROPE 30
   01/01/2003 to 12/31/2003...........        --       $13.18        13,365
   01/01/2004 to 12/31/2004...........    $13.18       $14.77        99,557
   01/01/2005 to 12/31/2005...........    $14.77       $15.65       374,171
   01/01/2006 to 12/31/2006...........    $15.65       $18.02       508,415
   01/01/2007 to 12/31/2007...........    $18.02       $20.23       151,796
   01/01/2008 to 12/31/2008...........    $20.23       $11.10        48,150
   01/01/2009 to 12/31/2009...........    $11.10       $14.39       230,637
   01/01/2010 to 12/31/2010...........    $14.39       $14.48       236,627
   01/01/2011 to 12/31/2011...........    $14.48       $12.93        12,682
   01/01/2012 to 12/31/2012...........    $12.93       $14.77        80,673
PROFUND VP FINANCIALS
   01/01/2003 to 12/31/2003...........        --       $12.44         1,060
   01/01/2004 to 12/31/2004...........    $12.44       $13.45        17,749
   01/01/2005 to 12/31/2005...........    $13.45       $13.71        36,201
   01/01/2006 to 12/31/2006...........    $13.71       $15.76        57,563
   01/01/2007 to 12/31/2007...........    $15.76       $12.49        47,802
   01/01/2008 to 12/31/2008...........    $12.49       $ 6.06        83,367
   01/01/2009 to 12/31/2009...........    $ 6.06       $ 6.82       139,451
   01/01/2010 to 12/31/2010...........    $ 6.82       $ 7.42       179,107
   01/01/2011 to 12/31/2011...........    $ 7.42       $ 6.27       156,822
   01/01/2012 to 12/31/2012...........    $ 6.27       $ 7.66        97,961
PROFUND VP HEALTH CARE
   01/01/2003 to 12/31/2003...........        --       $11.04         1,969
   01/01/2004 to 12/31/2004...........    $11.04       $11.07         8,570
   01/01/2005 to 12/31/2005...........    $11.07       $11.50        64,175
   01/01/2006 to 12/31/2006...........    $11.50       $11.87        65,217
   01/01/2007 to 12/31/2007...........    $11.87       $12.39       165,073
   01/01/2008 to 12/31/2008...........    $12.39       $ 9.20        69,403
   01/01/2009 to 12/31/2009...........    $ 9.20       $10.77       111,461
   01/01/2010 to 12/31/2010...........    $10.77       $10.86        91,929
   01/01/2011 to 12/31/2011...........    $10.86       $11.72        99,313
   01/01/2012 to 12/31/2012...........    $11.72       $13.48        79,172
PROFUND VP INDUSTRIALS
   01/01/2004 to 12/31/2004...........        --       $14.24         4,426
   01/01/2005 to 12/31/2005...........    $14.24       $14.30         6,749
   01/01/2006 to 12/31/2006...........    $14.30       $15.65         2,765
   01/01/2007 to 12/31/2007...........    $15.65       $17.13        48,821
   01/01/2008 to 12/31/2008...........    $17.13       $ 9.99        70,451
   01/01/2009 to 12/31/2009...........    $ 9.99       $12.15       155,971
   01/01/2010 to 12/31/2010...........    $12.15       $14.73       125,562
   01/01/2011 to 12/31/2011...........    $14.73       $14.18        41,462
   01/01/2012 to 12/31/2012...........    $14.18       $16.09        19,837

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP JAPAN
   01/01/2003 to 12/31/2003...........        --       $12.69         1,883
   01/01/2004 to 12/31/2004...........    $12.69       $13.38        35,968
   01/01/2005 to 12/31/2005...........    $13.38       $18.59       107,391
   01/01/2006 to 12/31/2006...........    $18.59       $20.19        63,570
   01/01/2007 to 12/31/2007...........    $20.19       $17.80        23,531
   01/01/2008 to 12/31/2008...........    $17.80       $10.32        23,071
   01/01/2009 to 12/31/2009...........    $10.32       $11.16        54,065
   01/01/2010 to 12/31/2010...........    $11.16       $10.22        67,234
   01/01/2011 to 12/31/2011A..........    $10.22       $ 8.16         6,477
   01/01/2012 to 12/31/2012...........    $ 8.16       $ 9.83        24,094
PROFUND VP LARGE-CAP GROWTH
   01/01/2004 to 12/31/2004...........        --       $10.37         2,860
   01/01/2005 to 12/31/2005...........    $10.37       $10.26        82,641
   01/01/2006 to 12/31/2006...........    $10.26       $10.96       451,172
   01/01/2007 to 12/31/2007...........    $10.96       $11.49       181,009
   01/01/2008 to 12/31/2008...........    $11.49       $ 7.26       151,967
   01/01/2009 to 12/31/2009...........    $ 7.26       $ 9.23       268,256
   01/01/2010 to 12/31/2010...........    $ 9.23       $10.24       208,930
   01/01/2011 to 12/31/2011...........    $10.24       $10.35       179,188
   01/01/2012 to 12/31/2012...........    $10.35       $11.43        83,338
PROFUND VP LARGE-CAP VALUE
   01/01/2004 to 12/31/2004...........        --       $10.36         3,802
   01/01/2005 to 12/31/2005...........    $10.36       $10.46        48,990
   01/01/2006 to 12/31/2006...........    $10.46       $12.17       382,210
   01/01/2007 to 12/31/2007...........    $12.17       $11.94       126,309
   01/01/2008 to 12/31/2008...........    $11.94       $ 6.97       168,643
   01/01/2009 to 12/31/2009...........    $ 6.97       $ 8.16       117,790
   01/01/2010 to 12/31/2010...........    $ 8.16       $ 9.03        73,359
   01/01/2011 to 12/31/2011...........    $ 9.03       $ 8.73       103,431
   01/01/2012 to 12/31/2012...........    $ 8.73       $ 9.88       154,329
PROFUND VP MID-CAP GROWTH
   01/01/2003 to 12/31/2003...........        --       $12.31         2,028
   01/01/2004 to 12/31/2004...........    $12.31       $13.39        53,472
   01/01/2005 to 12/31/2005...........    $13.39       $14.60       396,894
   01/01/2006 to 12/31/2006...........    $14.60       $14.88       271,685
   01/01/2007 to 12/31/2007...........    $14.88       $16.29        86,246
   01/01/2008 to 12/31/2008...........    $16.29       $ 9.77        71,315
   01/01/2009 to 12/31/2009...........    $ 9.77       $13.24       140,661
   01/01/2010 to 12/31/2010...........    $13.24       $16.67       179,903
   01/01/2011 to 12/31/2011...........    $16.67       $15.86       112,247
   01/01/2012 to 12/31/2012...........    $15.86       $17.93        67,404
PROFUND VP MID-CAP VALUE
   01/01/2003 to 12/31/2003...........        --       $13.39         4,164
   01/01/2004 to 12/31/2004...........    $13.39       $15.21       110,312
   01/01/2005 to 12/31/2005...........    $15.21       $16.23       101,181
   01/01/2006 to 12/31/2006...........    $16.23       $17.86        98,979
   01/01/2007 to 12/31/2007...........    $17.86       $17.67        72,375
   01/01/2008 to 12/31/2008...........    $17.67       $11.03        55,909
   01/01/2009 to 12/31/2009...........    $11.03       $14.15        40,269
   01/01/2010 to 12/31/2010...........    $14.15       $16.70        56,607
   01/01/2011 to 12/31/2011...........    $16.70       $15.72        57,508
   01/01/2012 to 12/31/2012...........    $15.72       $17.96        50,061

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP NASDAQ-100
   01/01/2003 to 12/31/2003...........        --       $13.46         5,378
   01/01/2004 to 12/31/2004...........    $13.46       $14.31       128,923
   01/01/2005 to 12/31/2005...........    $14.31       $14.05       151,639
   01/01/2006 to 12/31/2006...........    $14.05       $14.53        85,525
   01/01/2007 to 12/31/2007...........    $14.53       $16.74       200,264
   01/01/2008 to 12/31/2008...........    $16.74       $ 9.44        61,008
   01/01/2009 to 12/31/2009...........    $ 9.44       $14.06        62,232
   01/01/2010 to 12/31/2010...........    $14.06       $16.29        46,817
   01/01/2011 to 12/31/2011...........    $16.29       $16.20        80,834
   01/01/2012 to 12/31/2012...........    $16.20       $18.45        71,926
PROFUND VP OIL & GAS
   01/01/2003 to 12/31/2003...........        --       $12.12         4,007
   01/01/2004 to 12/31/2004...........    $12.12       $15.37        58,804
   01/01/2005 to 12/31/2005...........    $15.37       $19.77       137,221
   01/01/2006 to 12/31/2006...........    $19.77       $23.38       112,400
   01/01/2007 to 12/31/2007...........    $23.38       $30.35       124,434
   01/01/2008 to 12/31/2008...........    $30.35       $18.75        98,316
   01/01/2009 to 12/31/2009...........    $18.75       $21.22       166,584
   01/01/2010 to 12/31/2010...........    $21.22       $24.49       127,926
   01/01/2011 to 12/31/2011...........    $24.49       $24.54        81,185
   01/01/2012 to 12/31/2012...........    $24.54       $24.75        77,337
PROFUND VP PHARMACEUTICALS
   01/01/2003 to 12/31/2003...........        --       $ 9.96         2,871
   01/01/2004 to 12/31/2004...........    $ 9.96       $ 8.86        23,137
   01/01/2005 to 12/31/2005...........    $ 8.86       $ 8.35        14,623
   01/01/2006 to 12/31/2006...........    $ 8.35       $ 9.18       131,883
   01/01/2007 to 12/31/2007...........    $ 9.18       $ 9.21        43,535
   01/01/2008 to 12/31/2008...........    $ 9.21       $ 7.26        77,480
   01/01/2009 to 12/31/2009...........    $ 7.26       $ 8.32        76,573
   01/01/2010 to 12/31/2010...........    $ 8.32       $ 8.19        31,433
   01/01/2011 to 12/31/2011...........    $ 8.19       $ 9.32        76,191
   01/01/2012 to 12/31/2012...........    $ 9.32       $10.22        32,931
PROFUND VP PRECIOUS METALS
   01/01/2004 to 12/31/2004...........        --       $13.61        42,627
   01/01/2005 to 12/31/2005...........    $13.61       $16.85       129,262
   01/01/2006 to 12/31/2006...........    $16.85       $17.73       260,007
   01/01/2007 to 12/31/2007...........    $17.73       $21.27       337,030
   01/01/2008 to 12/31/2008...........    $21.27       $14.43       213,223
   01/01/2009 to 12/31/2009...........    $14.43       $19.14       162,633
   01/01/2010 to 12/31/2010...........    $19.14       $24.94       128,642
   01/01/2011 to 12/31/2011...........    $24.94       $19.74        82,842
   01/01/2012 to 12/31/2012...........    $19.74       $16.53        58,494

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP REAL ESTATE
   01/01/2003 to 12/31/2003...........        --       $13.31         3,835
   01/01/2004 to 12/31/2004...........    $13.31       $16.60        58,062
   01/01/2005 to 12/31/2005...........    $16.60       $17.36        41,820
   01/01/2006 to 12/31/2006...........    $17.36       $22.55       109,436
   01/01/2007 to 12/31/2007...........    $22.55       $17.76        46,436
   01/01/2008 to 12/31/2008...........    $17.76       $10.22        54,131
   01/01/2009 to 12/31/2009...........    $10.22       $12.81        62,044
   01/01/2010 to 12/31/2010...........    $12.81       $15.66        49,229
   01/01/2011 to 12/31/2011...........    $15.66       $16.07        27,887
   01/01/2012 to 12/31/2012...........    $16.07       $18.46        30,772
PROFUND VP RISING RATES OPPORTUNITY
   01/01/2003 to 12/31/2003...........        --       $ 9.11         4,991
   01/01/2004 to 12/31/2004...........    $ 9.11       $ 7.95       333,355
   01/01/2005 to 12/31/2005...........    $ 7.95       $ 7.18       354,906
   01/01/2006 to 12/31/2006...........    $ 7.18       $ 7.75       471,789
   01/01/2007 to 12/31/2007...........    $ 7.75       $ 7.20       160,197
   01/01/2008 to 12/31/2008...........    $ 7.20       $ 4.38       172,958
   01/01/2009 to 12/31/2009...........    $ 4.38       $ 5.67       286,601
   01/01/2010 to 12/31/2010...........    $ 5.67       $ 4.67       480,663
   01/01/2011 to 12/31/2011...........    $ 4.67       $ 2.86       263,803
   01/01/2012 to 12/31/2012...........    $ 2.86       $ 2.61       117,444
PROFUND VP SHORT NASDAQ-100
   01/01/2004 to 12/31/2004...........        --       $ 5.58         7,191
   01/01/2005 to 12/31/2005...........    $ 5.58       $ 5.52       144,312
   01/01/2006 to 12/31/2006...........    $ 5.52       $ 5.33       198,868
   01/01/2007 to 12/31/2007...........    $ 5.33       $ 4.62        64,998
   01/01/2008 to 12/31/2008...........    $ 4.62       $ 6.71        12,342
   01/01/2009 to 12/31/2009...........    $ 6.71       $ 3.90        72,786
   01/01/2010 to 12/31/2010...........    $ 3.90       $ 3.01        28,594
   01/01/2011 to 12/31/2011...........    $ 3.01       $ 2.64        37,552
   01/01/2012 to 12/31/2012...........    $ 2.64       $ 2.10        11,448
PROFUND VP SMALL-CAP GROWTH
   01/01/2003 to 12/31/2003...........        --       $13.04        21,997
   01/01/2004 to 12/31/2004...........    $13.04       $15.31       170,800
   01/01/2005 to 12/31/2005...........    $15.31       $16.13       456,505
   01/01/2006 to 12/31/2006...........    $16.13       $17.18       462,614
   01/01/2007 to 12/31/2007...........    $17.18       $17.52        63,774
   01/01/2008 to 12/31/2008...........    $17.52       $11.32        84,050
   01/01/2009 to 12/31/2009...........    $11.32       $14.00       169,514
   01/01/2010 to 12/31/2010...........    $14.00       $17.25       184,353
   01/01/2011 to 12/31/2011...........    $17.25       $17.12        80,115
   01/01/2012 to 12/31/2012...........    $17.12       $18.87        49,079

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP SMALL-CAP VALUE
   01/01/2003 to 12/31/2003...........        --       $13.39        24,769
   01/01/2004 to 12/31/2004...........    $13.39       $15.76       163,443
   01/01/2005 to 12/31/2005...........    $15.76       $16.07        79,114
   01/01/2006 to 12/31/2006...........    $16.07       $18.49       107,760
   01/01/2007 to 12/31/2007...........    $18.49       $16.81        41,638
   01/01/2008 to 12/31/2008...........    $16.81       $11.42        69,617
   01/01/2009 to 12/31/2009...........    $11.42       $13.47        29,196
   01/01/2010 to 12/31/2010...........    $13.47       $16.12       119,962
   01/01/2011 to 12/31/2011...........    $16.12       $15.15        43,755
   01/01/2012 to 12/31/2012...........    $15.15       $17.25        54,224
PROFUND VP TELECOMMUNICATIONS
   01/01/2004 to 12/31/2004...........        --       $11.40         6,379
   01/01/2005 to 12/31/2005...........    $11.40       $10.43        11,185
   01/01/2006 to 12/31/2006...........    $10.43       $13.73        76,146
   01/01/2007 to 12/31/2007...........    $13.73       $14.58        86,034
   01/01/2008 to 12/31/2008...........    $14.58       $ 9.37        44,731
   01/01/2009 to 12/31/2009...........    $ 9.37       $ 9.86       166,567
   01/01/2010 to 12/31/2010...........    $ 9.86       $11.18       109,202
   01/01/2011 to 12/31/2011...........    $11.18       $11.16        33,727
   01/01/2012 to 12/31/2012...........    $11.16       $12.74        41,788
PROFUND VP U.S. GOVERNMENT PLUS
   01/01/2003 to 12/31/2003...........        --       $ 9.73        14,956
   01/01/2004 to 12/31/2004...........    $ 9.73       $10.32       120,311
   01/01/2005 to 12/31/2005...........    $10.32       $11.03       250,768
   01/01/2006 to 12/31/2006...........    $11.03       $10.31        50,931
   01/01/2007 to 12/31/2007...........    $10.31       $11.13       348,555
   01/01/2008 to 12/31/2008...........    $11.13       $16.33       243,233
   01/01/2009 to 12/31/2009...........    $16.33       $10.78       108,507
   01/01/2010 to 12/31/2010...........    $10.78       $11.64       104,863
   01/01/2011 to 12/31/2011...........    $11.64       $16.37       108,287
   01/01/2012 to 12/31/2012...........    $16.37       $16.20        54,420
PROFUND VP ULTRAMID-CAP
   01/01/2003 to 12/31/2003...........        --       $16.44         3,746
   01/01/2004 to 12/31/2004...........    $16.44       $20.57       101,493
   01/01/2005 to 12/31/2005...........    $20.57       $23.77       132,000
   01/01/2006 to 12/31/2006...........    $23.77       $25.78       158,772
   01/01/2007 to 12/31/2007...........    $25.78       $26.76       114,155
   01/01/2008 to 12/31/2008...........    $26.76       $ 8.53        74,677
   01/01/2009 to 12/31/2009...........    $ 8.53       $13.86        98,445
   01/01/2010 to 12/31/2010...........    $13.86       $20.33        99,260
   01/01/2011 to 12/31/2011...........    $20.33       $17.20        42,234
   01/01/2012 to 12/31/2012...........    $17.20       $22.34        36,031
PROFUND VP UTILITIES
   01/01/2003 to 12/31/2003...........        --       $12.62         8,137
   01/01/2004 to 12/31/2004...........    $12.62       $14.97        57,208
   01/01/2005 to 12/31/2005...........    $14.97       $16.59        65,916
   01/01/2006 to 12/31/2006...........    $16.59       $19.38       160,549
   01/01/2007 to 12/31/2007...........    $19.38       $22.00       259,803
   01/01/2008 to 12/31/2008...........    $22.00       $14.94        72,065
   01/01/2009 to 12/31/2009...........    $14.94       $16.21        57,422
   01/01/2010 to 12/31/2010...........    $16.21       $16.83        77,564
   01/01/2011 to 12/31/2011...........    $16.83       $19.39        89,119
   01/01/2012 to 12/31/2012...........    $19.39       $19.02        48,435

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.53         73,031
   01/01/2005 to 12/31/2005...........    $10.53       $12.01         84,098
   01/01/2006 to 12/31/2006...........    $12.01       $14.24        116,491
   01/01/2007 to 12/31/2007...........    $14.24       $16.69        188,920
   01/01/2008 to 12/31/2008...........    $16.69       $ 8.13         25,080
   01/01/2009 to 12/31/2009...........    $ 8.13       $10.92         55,453
   01/01/2010 to 12/31/2010...........    $10.92       $12.20         36,522
   01/01/2011 to 12/31/2011...........    $12.20       $10.18         19,339
   01/01/2012 to 12/31/2012...........    $10.18       $12.21         14,587
S&P TARGET 24 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.72         38,677
   01/01/2005 to 12/31/2005...........    $10.72       $10.94        100,937
   01/01/2006 to 12/31/2006...........    $10.94       $11.04         93,918
   01/01/2007 to 12/31/2007...........    $11.04       $11.27         68,322
   01/01/2008 to 12/31/2008...........    $11.27       $ 7.96        177,004
   01/01/2009 to 12/31/2009...........    $ 7.96       $ 8.87         76,282
   01/01/2010 to 12/31/2010...........    $ 8.87       $10.37         88,592
   01/01/2011 to 12/31/2011...........    $10.37       $11.04         53,790
   01/01/2012 to 12/31/2012...........    $11.04       $11.84         44,358
TARGET MANAGED VIP PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.30      1,057,901
   01/01/2005 to 12/31/2005...........    $11.30       $11.87      2,270,636
   01/01/2006 to 12/31/2006...........    $11.87       $12.98      1,547,684
   01/01/2007 to 12/31/2007...........    $12.98       $13.92        908,064
   01/01/2008 to 12/31/2008...........    $13.92       $ 7.53        576,002
   01/01/2009 to 12/31/2009...........    $ 7.53       $ 8.34        419,819
   01/01/2010 to 12/31/2010...........    $ 8.34       $ 9.73        318,435
   01/01/2011 to 12/31/2011...........    $ 9.73       $ 9.38        228,835
   01/01/2012 to 12/31/2012...........    $ 9.38       $10.38        133,813
THE DOW DART 10 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.46         78,082
   01/01/2005 to 12/31/2005...........    $10.46       $ 9.92        133,119
   01/01/2006 to 12/31/2006...........    $ 9.92       $12.20        182,794
   01/01/2007 to 12/31/2007...........    $12.20       $12.04        183,748
   01/01/2008 to 12/31/2008...........    $12.04       $ 8.43        151,198
   01/01/2009 to 12/31/2009...........    $ 8.43       $ 9.42         70,732
   01/01/2010 to 12/31/2010...........    $ 9.42       $10.78         83,495
   01/01/2011 to 12/31/2011...........    $10.78       $11.38        106,373
   01/01/2012 to 12/31/2012...........    $11.38       $12.35         61,543

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
THE DOW TARGET DIVIDEND PORTFOLIO
   05/02/2005* to 12/31/2005..........    $10.00       $ 9.74      1,008,759
   01/01/2006 to 12/31/2006...........    $ 9.74       $11.27        602,702
   01/01/2007 to 12/31/2007...........    $11.27       $11.17        380,133
   01/01/2008 to 12/31/2008...........    $11.17       $ 6.51        179,985
   01/01/2009 to 12/31/2009...........    $ 6.51       $ 7.28        225,265
   01/01/2010 to 12/31/2010...........    $ 7.28       $ 8.31        158,708
   01/01/2011 to 12/31/2011...........    $ 8.31       $ 8.63        176,453
   01/01/2012 to 12/31/2012...........    $ 8.63       $ 8.93         89,633
VALUE LINE TARGET 25 PORTFOLIO
   06/30/2008* to 12/31/2008..........    $ 9.90       $ 4.54              0
   01/01/2009 to 12/31/2009...........    $ 4.54       $ 4.77              0
   01/01/2010 to 12/31/2010...........    $ 4.77       $ 6.09              0
   01/01/2011 to 12/31/2011...........    $ 6.09       $ 4.50              0
   01/01/2012 to 12/31/2012...........    $ 4.50       $ 5.35              0
WELLS FARGO ADVANTAGE VT EQUITY INCOME
   01/01/2003 to 12/31/2003...........        --       $12.25          5,900
   01/01/2004 to 12/31/2004...........    $12.25       $13.33         39,530
   01/01/2005 to 12/31/2005...........    $13.33       $13.77         39,457
   01/01/2006 to 12/31/2006...........    $13.77       $16.00         77,725
   01/01/2007 to 12/31/2007...........    $16.00       $16.11         40,360
   01/01/2008 to 12/31/2008...........    $16.11       $10.03         40,019
   01/01/2009 to 12/31/2009...........    $10.03       $11.49         43,668
   01/01/2010 to 07/16/2010...........    $11.49       $11.02              0
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $11.68       $14.09        111,815
   01/01/2011 to 12/31/2011...........    $14.09       $12.05         75,328
   01/01/2012 to 12/31/2012...........    $12.05       $13.42         70,838
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
   07/16/2010* to 12/31/2010..........    $11.02       $12.82         40,384
   01/01/2011 to 12/31/2011...........    $12.82       $12.29         30,774
   01/01/2012 to 12/31/2012...........    $12.29       $14.39         30,875
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $15.09       $19.00         20,242
   01/01/2011 to 12/31/2011...........    $19.00       $17.62         29,311
   01/01/2012 to 12/31/2012...........    $17.62       $20.85         26,757
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $ 9.59       $12.23         60,263
   01/01/2011 to 12/31/2011...........    $12.23       $11.46         35,186
   01/01/2012 to 12/31/2012...........    $11.46       $12.15         21,797

* Denotes the start date of these sub-accounts

                                   ASXT SIX

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

               ACCUMULATION UNIT VALUES: WITH HAV 40 BPS (2.05%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.02       $12.22      3,365,059
   01/01/2010 to 12/31/2010...........    $12.22       $13.40      5,268,356
   01/01/2011 to 12/31/2011...........    $13.40       $12.78      4,442,063
   01/01/2012 to 12/31/2012...........    $12.78       $14.09      4,578,694
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.04       $12.41      1,820,120
   01/01/2010 to 12/31/2010...........    $12.41       $13.83      2,767,854
   01/01/2011 to 12/31/2011...........    $13.83       $13.56      2,216,060
   01/01/2012 to 12/31/2012...........    $13.56       $15.09      2,607,360
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.08       $12.46        191,964
   01/01/2010 to 12/31/2010...........    $12.46       $13.90        262,897
   01/01/2011 to 12/31/2011...........    $13.90       $14.10        199,823
   01/01/2012 to 05/04/2012...........    $14.10       $15.30              0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.02       $12.04      4,105,360
   01/01/2010 to 12/31/2010...........    $12.04       $13.25      6,540,463
   01/01/2011 to 12/31/2011...........    $13.25       $12.82      5,259,707
   01/01/2012 to 12/31/2012...........    $12.82       $14.12      5,738,680
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 9.14         60,919
   01/01/2012 to 12/31/2012...........    $ 9.14       $10.02        181,581
AST BLACKROCK VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.10       $12.76        119,144
   01/01/2010 to 12/31/2010...........    $12.76       $14.05        170,995
   01/01/2011 to 12/31/2011...........    $14.05       $13.70        142,576
   01/01/2012 to 12/31/2012...........    $13.70       $15.21        165,128

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2015
   05/01/2009 to 12/31/2009...........    $ 9.96       $ 9.99           0
   01/01/2010 to 12/31/2010...........    $ 9.99       $10.70           0
   01/01/2011 to 12/31/2011...........    $10.70       $11.16           0
   01/01/2012 to 12/31/2012...........    $11.16       $11.26           0
AST BOND PORTFOLIO 2016
   05/01/2009 to 12/31/2009...........    $ 9.94       $ 9.61          47
   01/01/2010 to 12/31/2010...........    $ 9.61       $10.41         440
   01/01/2011 to 12/31/2011...........    $10.41       $11.18         512
   01/01/2012 to 12/31/2012...........    $11.18       $11.41         452
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010..........    $10.00       $10.74           0
   01/01/2011 to 12/31/2011...........    $10.74       $11.72           0
   01/01/2012 to 12/31/2012...........    $11.72       $12.06           0
AST BOND PORTFOLIO 2018
   05/01/2009 to 12/31/2009...........    $ 9.92       $ 9.68           0
   01/01/2010 to 12/31/2010...........    $ 9.68       $10.54           0
   01/01/2011 to 12/31/2011...........    $10.54       $11.72           0
   01/01/2012 to 12/31/2012...........    $11.72       $12.14           0
AST BOND PORTFOLIO 2019
   05/01/2009 to 12/31/2009...........    $ 9.91       $ 9.58           0
   01/01/2010 to 12/31/2010...........    $ 9.58       $10.45           0
   01/01/2011 to 12/31/2011...........    $10.45       $11.87           0
   01/01/2012 to 12/31/2012...........    $11.87       $12.30           0
AST BOND PORTFOLIO 2020
   05/01/2009 to 12/31/2009...........    $ 9.88       $ 9.25           0
   01/01/2010 to 12/31/2010...........    $ 9.25       $10.14           0
   01/01/2011 to 12/31/2011...........    $10.14       $11.78           0
   01/01/2012 to 12/31/2012...........    $11.78       $12.27           0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........    $10.00       $10.98           0
   01/01/2011 to 12/31/2011...........    $10.98       $12.94           0
   01/01/2012 to 12/31/2012...........    $12.94       $13.53           0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........    $10.00       $11.99           0
   01/01/2012 to 12/31/2012...........    $11.99       $12.43           0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........    $10.00       $10.37           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.04       $12.31      3,569,333
   01/01/2010 to 12/31/2010...........    $12.31       $13.67      4,979,410
   01/01/2011 to 12/31/2011...........    $13.67       $13.07      3,397,925
   01/01/2012 to 12/31/2012...........    $13.07       $14.56      4,089,027
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.04       $11.94      2,173,385
   01/01/2010 to 12/31/2010...........    $11.94       $13.09      3,252,135
   01/01/2011 to 12/31/2011...........    $13.09       $12.59      2,713,258
   01/01/2012 to 12/31/2012...........    $12.59       $13.60      2,940,613
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.61       $14.51         72,498
   01/01/2010 to 12/31/2010...........    $14.51       $18.29        140,193
   01/01/2011 to 12/31/2011...........    $18.29       $19.10        108,337
   01/01/2012 to 12/31/2012...........    $19.10       $21.58        141,232
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.98       $12.99        103,365
   01/01/2010 to 12/31/2010...........    $12.99       $16.86        159,307
   01/01/2011 to 12/31/2011...........    $16.86       $14.35        162,590
   01/01/2012 to 12/31/2012...........    $14.35       $16.87        185,037
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.03       $11.97        864,688
   01/01/2010 to 12/31/2010...........    $11.97       $13.29      1,090,965
   01/01/2011 to 12/31/2011...........    $13.29       $12.70        820,561
   01/01/2012 to 12/31/2012...........    $12.70       $14.13      1,014,393
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.01       $12.30      1,869,407
   01/01/2010 to 12/31/2010...........    $12.30       $13.78      2,940,865
   01/01/2011 to 12/31/2011...........    $13.78       $13.29      2,235,838
   01/01/2012 to 12/31/2012...........    $13.29       $14.40      2,337,350
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.99       $12.16      3,317,336
   01/01/2010 to 12/31/2010...........    $12.16       $14.17      4,857,162
   01/01/2011 to 12/31/2011...........    $14.17       $13.02      2,999,201
   01/01/2012 to 12/31/2012...........    $13.02       $14.40      3,537,756
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.72      5,091,244
AST GLOBAL REAL ESTATE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.86       $13.94         44,478
   01/01/2010 to 12/31/2010...........    $13.94       $16.41         89,121
   01/01/2011 to 12/31/2011...........    $16.41       $15.26         73,059
   01/01/2012 to 12/31/2012...........    $15.26       $18.96        105,274

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.05       $12.84        283,440
   01/01/2010 to 12/31/2010...........    $12.84       $13.87        389,692
   01/01/2011 to 12/31/2011...........    $13.87       $13.05        265,613
   01/01/2012 to 12/31/2012...........    $13.05       $15.31        283,019
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.12       $12.21        151,621
   01/01/2010 to 12/31/2010...........    $12.21       $13.50        217,261
   01/01/2011 to 12/31/2011...........    $13.50       $12.49        168,738
   01/01/2012 to 12/31/2012...........    $12.49       $14.64        193,616
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.06       $13.49        286,175
   01/01/2010 to 12/31/2010...........    $13.49       $15.83        479,051
   01/01/2011 to 12/31/2011...........    $15.83       $15.04        315,046
   01/01/2012 to 12/31/2012...........    $15.04       $17.62        365,162
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.95       $12.76        109,350
   01/01/2010 to 12/31/2010...........    $12.76       $15.84        244,303
   01/01/2011 to 12/31/2011...........    $15.84       $15.72        167,171
   01/01/2012 to 12/31/2012...........    $15.72       $17.82        188,409
AST HIGH YIELD PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.02       $12.52        213,769
   01/01/2010 to 12/31/2010...........    $12.52       $13.92        338,616
   01/01/2011 to 12/31/2011...........    $13.92       $14.06        304,128
   01/01/2012 to 12/31/2012...........    $14.06       $15.69        401,139
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.02       $11.86      1,974,063
   01/01/2010 to 12/31/2010...........    $11.86       $12.97      2,972,193
   01/01/2011 to 12/31/2011...........    $12.97       $12.64      2,477,264
   01/01/2012 to 12/31/2012...........    $12.64       $13.63      2,575,441
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.14       $13.27        114,610
   01/01/2010 to 12/31/2010...........    $13.27       $14.89        190,802
   01/01/2011 to 12/31/2011...........    $14.89       $12.70        126,232
   01/01/2012 to 12/31/2012...........    $12.70       $14.97        138,669
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.12       $13.10         88,177
   01/01/2010 to 12/31/2010...........    $13.10       $14.26        144,510
   01/01/2011 to 12/31/2011...........    $14.26       $12.21        113,957
   01/01/2012 to 12/31/2012...........    $12.21       $13.96        132,810

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.98       $10.85             646
   01/01/2010 to 12/31/2010...........    $10.85       $11.77          41,606
   01/01/2011 to 12/31/2011...........    $11.77       $12.97      14,508,528
   01/01/2012 to 12/31/2012...........    $12.97       $13.90       5,830,488
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.04       $12.25       1,577,195
   01/01/2010 to 12/31/2010...........    $12.25       $13.66       2,578,775
   01/01/2011 to 12/31/2011...........    $13.66       $13.30       2,017,904
   01/01/2012 to 12/31/2012...........    $13.30       $14.80       2,313,211
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.08       $11.67       2,081,526
   01/01/2010 to 12/31/2010...........    $11.67       $12.27       2,138,295
   01/01/2011 to 12/31/2011...........    $12.27       $12.04       1,742,125
   01/01/2012 to 12/31/2012...........    $12.04       $13.06       1,782,261
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.08       $10.29           4,844
   01/01/2010 to 12/31/2010...........    $10.29       $11.21          55,900
   01/01/2011 to 12/31/2011...........    $11.21       $11.06          50,517
   01/01/2012 to 12/31/2012...........    $11.06       $12.48          72,952
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.15       $10.29           3,740
   01/01/2010 to 12/31/2010...........    $10.29       $11.47          38,186
   01/01/2011 to 12/31/2011...........    $11.47       $10.57          38,133
   01/01/2012 to 12/31/2012...........    $10.57       $11.73          45,733
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.13       $13.59         177,474
   01/01/2010 to 12/31/2010...........    $13.59       $14.27         327,702
   01/01/2011 to 12/31/2011...........    $14.27       $12.70         244,121
   01/01/2012 to 12/31/2012...........    $12.70       $15.16         272,580
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.06       $12.73          35,867
   01/01/2010 to 12/31/2010...........    $12.73       $14.12          62,582
   01/01/2011 to 12/31/2011...........    $14.12       $13.25          48,285
   01/01/2012 to 12/31/2012...........    $13.25       $15.17          61,639
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.03       $12.09         114,616
   01/01/2010 to 12/31/2010...........    $12.09       $13.43         148,549
   01/01/2011 to 12/31/2011...........    $13.43       $14.49         269,475
   01/01/2012 to 12/31/2012...........    $14.49       $15.03         320,082

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.01       $12.72        159,504
   01/01/2010 to 12/31/2010...........    $12.72       $14.92        248,348
   01/01/2011 to 12/31/2011...........    $14.92       $14.48        196,229
   01/01/2012 to 12/31/2012...........    $14.48       $15.92        216,704
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.07       $13.37        178,237
   01/01/2010 to 12/31/2010...........    $13.37       $14.67        318,815
   01/01/2011 to 12/31/2011...........    $14.67       $13.92        265,882
   01/01/2012 to 12/31/2012...........    $13.92       $16.78        290,380
AST MFS GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.03       $12.15        116,402
   01/01/2010 to 12/31/2010...........    $12.15       $13.43        164,734
   01/01/2011 to 12/31/2011...........    $13.43       $13.07        109,155
   01/01/2012 to 12/31/2012...........    $13.07       $14.99        145,038
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........    $10.00       $10.18          2,319
AST MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.99       $13.23         57,715
   01/01/2010 to 12/31/2010...........    $13.23       $16.02        128,363
   01/01/2011 to 12/31/2011...........    $16.02       $15.15         87,454
   01/01/2012 to 12/31/2012...........    $15.15       $17.57        108,339
AST MONEY MARKET PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.00       $ 9.87        766,665
   01/01/2010 to 12/31/2010...........    $ 9.87       $ 9.67      1,224,819
   01/01/2011 to 12/31/2011...........    $ 9.67       $ 9.47      1,340,106
   01/01/2012 to 12/31/2012...........    $ 9.47       $ 9.28      1,146,782
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.13       $13.72        103,062
   01/01/2010 to 12/31/2010...........    $13.72       $16.59        159,478
   01/01/2011 to 12/31/2011...........    $16.59       $15.84        101,521
   01/01/2012 to 12/31/2012...........    $15.84       $18.18        116,165
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.03       $10.06         10,972
   01/01/2012 to 12/31/2012...........    $10.06       $10.34         16,868
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.98       $12.37         87,413
   01/01/2010 to 12/31/2010...........    $12.37       $15.59        153,346
   01/01/2011 to 12/31/2011...........    $15.59       $15.52        129,404
   01/01/2012 to 12/31/2012...........    $15.52       $17.09        154,034

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.93       $12.07         48,893
   01/01/2010 to 12/31/2010...........    $12.07       $14.22        111,789
   01/01/2011 to 04/29/2011...........    $14.22       $15.93              0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.30        307,264
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.05       $14.80        212,846
   01/01/2010 to 12/31/2010...........    $14.80       $17.72        436,193
   01/01/2011 to 12/31/2011...........    $17.72       $13.84        289,962
   01/01/2012 to 12/31/2012...........    $13.84       $15.99        331,490
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.99       $10.48        240,395
   01/01/2010 to 12/31/2010...........    $10.48       $10.67        445,435
   01/01/2011 to 12/31/2011...........    $10.67       $10.69        516,157
   01/01/2012 to 12/31/2012...........    $10.69       $10.96        572,206
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.98       $11.05      2,760,749
   01/01/2010 to 12/31/2010...........    $11.05       $11.66      4,831,426
   01/01/2011 to 12/31/2011...........    $11.66       $11.79      3,763,460
   01/01/2012 to 12/31/2012...........    $11.79       $12.62      4,344,963
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.02       $11.61      3,978,257
   01/01/2010 to 12/31/2010...........    $11.61       $12.57      5,926,854
   01/01/2011 to 12/31/2011...........    $12.57       $12.44      5,416,351
   01/01/2012 to 12/31/2012...........    $12.44       $13.45      5,373,438
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.02       $10.06          5,856
   01/01/2012 to 12/31/2012...........    $10.06       $10.56         16,720
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.08       $12.81         34,055
   01/01/2010 to 12/31/2010...........    $12.81       $14.43         55,005
   01/01/2011 to 12/31/2011...........    $14.43       $14.63         40,224
   01/01/2012 to 12/31/2012...........    $14.63       $17.02         59,406
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 8.88              0
   01/01/2012 to 12/31/2012...........    $ 8.88       $ 9.84              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.05       $12.34      1,088,359
   01/01/2010 to 12/31/2010...........    $12.34       $13.83      1,976,926
   01/01/2011 to 12/31/2011...........    $13.83       $13.22      1,351,474
   01/01/2012 to 12/31/2012...........    $13.22       $15.01      1,623,926
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.08       $12.39      1,996,434
   01/01/2010 to 12/31/2010...........    $12.39       $13.57      3,765,722
   01/01/2011 to 12/31/2011...........    $13.57       $12.84      2,809,647
   01/01/2012 to 12/31/2012...........    $12.84       $13.98      3,037,693
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.01       $13.14         76,927
   01/01/2010 to 12/31/2010...........    $13.14       $17.55        200,848
   01/01/2011 to 12/31/2011...........    $17.55       $17.03         93,921
   01/01/2012 to 12/31/2012...........    $17.03       $18.71        129,175
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.98       $12.94         86,498
   01/01/2010 to 12/31/2010...........    $12.94       $15.97        123,286
   01/01/2011 to 12/31/2011...........    $15.97       $14.71         78,005
   01/01/2012 to 12/31/2012...........    $14.71       $17.03         91,160
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.04       $12.15      2,381,599
   01/01/2010 to 12/31/2010...........    $12.15       $13.27      3,684,135
   01/01/2011 to 12/31/2011...........    $13.27       $13.26      2,941,567
   01/01/2012 to 12/31/2012...........    $13.26       $14.74      3,520,732
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.10       $12.91         78,869
   01/01/2010 to 12/31/2010...........    $12.91       $14.32        144,391
   01/01/2011 to 12/31/2011...........    $14.32       $13.79        100,188
   01/01/2012 to 12/31/2012...........    $13.79       $15.84        159,373
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.02       $11.11        235,256
   01/01/2010 to 12/31/2010...........    $11.11       $11.50        329,128
   01/01/2011 to 12/31/2011...........    $11.50       $11.73        303,906
   01/01/2012 to 12/31/2012...........    $11.73       $12.09        346,069
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.99       $13.16        352,417
   01/01/2010 to 12/31/2010...........    $13.16       $14.93        560,108
   01/01/2011 to 12/31/2011...........    $14.93       $14.38        391,513
   01/01/2012 to 12/31/2012...........    $14.38       $16.56        455,410

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.30       $13.76        309,121
   01/01/2010 to 12/31/2010...........    $13.76       $16.23        532,642
   01/01/2011 to 12/31/2011...........    $16.23       $13.53        405,357
   01/01/2012 to 12/31/2012...........    $13.53       $13.73        474,185
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.06       $12.77        219,488
   01/01/2010 to 12/31/2010...........    $12.77       $14.33        330,431
   01/01/2011 to 12/31/2011...........    $14.33       $13.55        303,754
   01/01/2012 to 12/31/2012...........    $13.55       $14.74        384,109
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.99       $10.76        447,678
   01/01/2010 to 12/31/2010...........    $10.76       $11.36        892,152
   01/01/2011 to 12/31/2011...........    $11.36       $11.80        821,274
   01/01/2012 to 12/31/2012...........    $11.80       $12.46      1,119,758
EVERGREEN VA GROWTH FUND
   05/01/2009 to 12/31/2009...........    $10.04       $12.63          4,341
   01/01/2010 to 07/16/2010...........    $12.63       $12.35              0
EVERGREEN VA INTERNATIONAL EQUITY FUND
   05/01/2009 to 12/31/2009...........    $10.05       $12.74         15,269
   01/01/2010 to 07/16/2010...........    $12.74       $12.08              0
EVERGREEN VA OMEGA FUND
   05/01/2009 to 12/31/2009...........    $ 9.89       $12.84          7,056
   01/01/2010 to 07/16/2010...........    $12.84       $11.97              0
FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.10       $13.28          2,107
   01/01/2010 to 12/31/2010...........    $13.28       $15.48          9,248
   01/01/2011 to 12/31/2011...........    $15.48       $13.50         16,168
   01/01/2012 to 12/31/2012...........    $13.50       $15.06          4,353
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2009 to 12/31/2009...........    $10.07       $12.83      2,577,060
   01/01/2010 to 12/31/2010...........    $12.83       $13.85      4,539,049
   01/01/2011 to 12/31/2011...........    $13.85       $13.34      3,133,992
   01/01/2012 to 09/21/2012...........    $13.34       $14.90              0
GLOBAL DIVIDEND TARGET 15 PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.06       $14.49          2,949
   01/01/2010 to 12/31/2010...........    $14.49       $15.58          8,740
   01/01/2011 to 12/31/2011...........    $15.58       $14.12          7,672
   01/01/2012 to 12/31/2012...........    $14.12       $17.33          6,903

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $10.03       $ 8.15         1,830
   01/01/2012 to 04/27/2012...........    $ 8.15       $ 9.22             0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
FORMERLY, INVESCO V.I. DIVIDEND GROWTH FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $ 9.99       $ 9.10        14,723
   01/01/2012 to 12/31/2012...........    $ 9.10       $10.58        11,564
INVESCO V.I. DYNAMICS FUND - SERIES I
   05/01/2009 to 12/31/2009...........    $10.04       $13.15             0
   01/01/2010 to 12/31/2010...........    $13.15       $15.95         1,893
   01/01/2011 to 04/29/2011...........    $15.95       $17.74             0
INVESCO V.I. FINANCIAL SERVICES FUND - SERIES I
   05/01/2009 to 12/31/2009...........    $10.00       $13.99         1,396
   01/01/2010 to 12/31/2010...........    $13.99       $15.12         5,500
   01/01/2011 to 04/29/2011...........    $15.12       $15.93             0
INVESCO V.I. GLOBAL HEALTH CARE FUND - SERIES I
   05/01/2009 to 12/31/2009...........    $ 9.95       $12.76         2,672
   01/01/2010 to 12/31/2010...........    $12.76       $13.15        13,907
   01/01/2011 to 12/31/2011...........    $13.15       $13.39         5,002
   01/01/2012 to 12/31/2012...........    $13.39       $15.86         5,297
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES I
   04/27/2012* to 12/31/2012..........    $10.05       $ 9.74         1,679
NVIT DEVELOPING MARKETS FUND
   05/01/2009 to 12/31/2009...........    $10.12       $14.51        16,330
   01/01/2010 to 12/31/2010...........    $14.51       $16.51        23,496
   01/01/2011 to 12/31/2011...........    $16.51       $12.55        22,359
   01/01/2012 to 12/31/2012...........    $12.55       $14.35        17,923
PROFUND VP ASIA 30
   05/01/2009 to 12/31/2009...........    $10.20       $14.01        79,546
   01/01/2010 to 12/31/2010...........    $14.01       $15.64        47,987
   01/01/2011 to 12/31/2011...........    $15.64       $11.18        30,095
   01/01/2012 to 12/31/2012...........    $11.18       $12.65        17,301
PROFUND VP BANKS
   05/01/2009 to 12/31/2009...........    $ 9.77       $12.51             0
   01/01/2010 to 12/31/2010...........    $12.51       $13.28             0
   01/01/2011 to 12/31/2011...........    $13.28       $ 9.53             0
   01/01/2012 to 12/31/2012...........    $ 9.53       $12.45             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP BASIC MATERIALS
   05/01/2009 to 12/31/2009...........    $10.15       $14.30         5,245
   01/01/2010 to 12/31/2010...........    $14.30       $18.17        12,227
   01/01/2011 to 12/31/2011...........    $18.17       $14.92         6,546
   01/01/2012 to 12/31/2012...........    $14.92       $15.85         5,749
PROFUND VP BEAR
   05/01/2009 to 12/31/2009...........    $ 9.94       $ 7.33        14,885
   01/01/2010 to 12/31/2010...........    $ 7.33       $ 5.90        11,324
   01/01/2011 to 12/31/2011...........    $ 5.90       $ 5.27        10,302
   01/01/2012 to 12/31/2012...........    $ 5.27       $ 4.30         8,352
PROFUND VP BULL
   05/01/2009 to 12/31/2009...........    $10.05       $12.67         1,486
   01/01/2010 to 12/31/2010...........    $12.67       $13.97         1,778
   01/01/2011 to 12/31/2011...........    $13.97       $13.69        11,035
   01/01/2012 to 12/31/2012...........    $13.69       $15.27         8,591
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.03       $12.57         5,807
   01/01/2010 to 12/31/2010...........    $12.57       $14.45        13,043
   01/01/2011 to 12/31/2011...........    $14.45       $15.14        10,285
   01/01/2012 to 12/31/2012...........    $15.14       $16.44        11,382
PROFUND VP CONSUMER SERVICES
   05/01/2009 to 12/31/2009...........    $ 9.95       $12.31         3,759
   01/01/2010 to 12/31/2010...........    $12.31       $14.63        12,760
   01/01/2011 to 12/31/2011...........    $14.63       $15.12         7,887
   01/01/2012 to 12/31/2012...........    $15.12       $18.09        10,022
PROFUND VP EUROPE 30
   05/01/2009 to 12/31/2009...........    $10.15       $13.64             0
   01/01/2010 to 12/31/2010...........    $13.64       $13.71             0
   01/01/2011 to 12/31/2011...........    $13.71       $12.24        13,219
   01/01/2012 to 12/31/2012...........    $12.24       $13.98         6,585
PROFUND VP FINANCIALS
   05/01/2009 to 12/31/2009...........    $ 9.83       $12.88        27,227
   01/01/2010 to 12/31/2010...........    $12.88       $14.00        44,524
   01/01/2011 to 12/31/2011...........    $14.00       $11.81        27,787
   01/01/2012 to 12/31/2012...........    $11.81       $14.43        28,486
PROFUND VP HEALTH CARE
   05/01/2009 to 12/31/2009...........    $ 9.98       $12.79        13,698
   01/01/2010 to 12/31/2010...........    $12.79       $12.88        32,759
   01/01/2011 to 12/31/2011...........    $12.88       $13.89        25,295
   01/01/2012 to 12/31/2012...........    $13.89       $15.98        33,528

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP INDUSTRIALS
   05/01/2009 to 12/31/2009...........    $10.11       $12.78        17,879
   01/01/2010 to 12/31/2010...........    $12.78       $15.50        41,384
   01/01/2011 to 12/31/2011...........    $15.50       $14.91        27,863
   01/01/2012 to 12/31/2012...........    $14.91       $16.91        22,834
PROFUND VP JAPAN
   05/01/2009 to 12/31/2009...........    $10.22       $11.37             0
   01/01/2010 to 12/31/2010...........    $11.37       $10.41             0
   01/01/2011 to 12/31/2011...........    $10.41       $ 8.30         6,766
   01/01/2012 to 12/31/2012...........    $ 8.30       $10.00             0
PROFUND VP LARGE-CAP GROWTH
   05/01/2009 to 12/31/2009...........    $10.07       $12.65        10,063
   01/01/2010 to 12/31/2010...........    $12.65       $14.02        14,530
   01/01/2011 to 12/31/2011...........    $14.02       $14.16         5,038
   01/01/2012 to 12/31/2012...........    $14.16       $15.64        30,687
PROFUND VP LARGE-CAP VALUE
   05/01/2009 to 12/31/2009...........    $10.03       $12.70         4,839
   01/01/2010 to 12/31/2010...........    $12.70       $14.04         9,437
   01/01/2011 to 12/31/2011...........    $14.04       $13.58        50,359
   01/01/2012 to 12/31/2012...........    $13.58       $15.35        17,975
PROFUND VP MID-CAP GROWTH
   05/01/2009 to 12/31/2009...........    $ 9.99       $12.67         4,229
   01/01/2010 to 12/31/2010...........    $12.67       $15.93        12,678
   01/01/2011 to 12/31/2011...........    $15.93       $15.16        39,656
   01/01/2012 to 12/31/2012...........    $15.16       $17.13        21,307
PROFUND VP MID-CAP VALUE
   05/01/2009 to 12/31/2009...........    $ 9.92       $12.77         9,560
   01/01/2010 to 12/31/2010...........    $12.77       $15.07        16,744
   01/01/2011 to 12/31/2011...........    $15.07       $14.18         9,804
   01/01/2012 to 12/31/2012...........    $14.18       $16.19        12,709
PROFUND VP NASDAQ-100
   05/01/2009 to 12/31/2009...........    $10.01       $13.05        15,664
   01/01/2010 to 12/31/2010...........    $13.05       $15.12        10,388
   01/01/2011 to 12/31/2011...........    $15.12       $15.02         8,558
   01/01/2012 to 12/31/2012...........    $15.02       $17.11        18,400
PROFUND VP OIL & GAS
   05/01/2009 to 12/31/2009...........    $10.30       $11.93         8,600
   01/01/2010 to 12/31/2010...........    $11.93       $13.77        13,277
   01/01/2011 to 12/31/2011...........    $13.77       $13.79        13,136
   01/01/2012 to 12/31/2012...........    $13.79       $13.90        11,121

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP PHARMACEUTICALS
   05/01/2009 to 12/31/2009...........    $10.02       $13.09             0
   01/01/2010 to 12/31/2010...........    $13.09       $12.89         1,217
   01/01/2011 to 12/31/2011...........    $12.89       $14.66           422
   01/01/2012 to 12/31/2012...........    $14.66       $16.06           641
PROFUND VP PRECIOUS METALS
   05/01/2009 to 12/31/2009...........    $10.01       $13.68        15,781
   01/01/2010 to 12/31/2010...........    $13.68       $17.82        17,579
   01/01/2011 to 12/31/2011...........    $17.82       $14.10        14,426
   01/01/2012 to 12/31/2012...........    $14.10       $11.80        16,082
PROFUND VP REAL ESTATE
   05/01/2009 to 12/31/2009...........    $ 9.62       $14.03         5,775
   01/01/2010 to 12/31/2010...........    $14.03       $17.14         9,961
   01/01/2011 to 12/31/2011...........    $17.14       $17.58         7,552
   01/01/2012 to 12/31/2012...........    $17.58       $20.18        12,078
PROFUND VP RISING RATES OPPORTUNITY
   05/01/2009 to 12/31/2009...........    $10.11       $10.23        99,212
   01/01/2010 to 12/31/2010...........    $10.23       $ 8.42       118,627
   01/01/2011 to 12/31/2011...........    $ 8.42       $ 5.15        96,319
   01/01/2012 to 12/31/2012...........    $ 5.15       $ 4.70        75,171
PROFUND VP SHORT NASDAQ-100
   05/01/2009 to 12/31/2009...........    $ 9.99       $ 7.10         5,914
   01/01/2010 to 12/31/2010...........    $ 7.10       $ 5.48             0
   01/01/2011 to 12/31/2011...........    $ 5.48       $ 4.81           888
   01/01/2012 to 12/31/2012...........    $ 4.81       $ 3.82           467
PROFUND VP SMALL-CAP GROWTH
   05/01/2009 to 12/31/2009...........    $10.01       $12.59         7,902
   01/01/2010 to 12/31/2010...........    $12.59       $15.50        12,130
   01/01/2011 to 12/31/2011...........    $15.50       $15.38        37,487
   01/01/2012 to 12/31/2012...........    $15.38       $16.94         6,972
PROFUND VP SMALL-CAP VALUE
   05/01/2009 to 12/31/2009...........    $ 9.96       $12.41         2,746
   01/01/2010 to 12/31/2010...........    $12.41       $14.84         9,583
   01/01/2011 to 12/31/2011...........    $14.84       $13.94         1,758
   01/01/2012 to 12/31/2012...........    $13.94       $15.86         3,474
PROFUND VP TELECOMMUNICATIONS
   05/01/2009 to 12/31/2009...........    $10.15       $11.02         7,985
   01/01/2010 to 12/31/2010...........    $11.02       $12.49        14,287
   01/01/2011 to 12/31/2011...........    $12.49       $12.47         6,494
   01/01/2012 to 12/31/2012...........    $12.47       $14.23        12,605

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP U.S. GOVERNMENT PLUS
   05/01/2009 to 12/31/2009...........    $ 9.89       $ 8.91         2,369
   01/01/2010 to 12/31/2010...........    $ 8.91       $ 9.61         2,261
   01/01/2011 to 12/31/2011...........    $ 9.61       $13.51         5,682
   01/01/2012 to 12/31/2012...........    $13.51       $13.36         2,675
PROFUND VP ULTRAMID-CAP
   05/01/2009 to 12/31/2009...........    $ 9.94       $16.03             0
   01/01/2010 to 12/31/2010...........    $16.03       $23.51            85
   01/01/2011 to 12/31/2011...........    $23.51       $19.88            30
   01/01/2012 to 12/31/2012...........    $19.88       $25.80             0
PROFUND VP UTILITIES
   05/01/2009 to 12/31/2009...........    $10.23       $12.26        14,879
   01/01/2010 to 12/31/2010...........    $12.26       $12.72        29,651
   01/01/2011 to 12/31/2011...........    $12.72       $14.64        21,227
   01/01/2012 to 12/31/2012...........    $14.64       $14.36        33,324
PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.14       $13.41             0
   01/01/2010 to 12/31/2010...........    $13.41       $14.97           169
   01/01/2011 to 12/31/2011...........    $14.97       $12.48           211
   01/01/2012 to 12/31/2012...........    $12.48       $14.96           190
S&P TARGET 24 PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.00       $12.01             0
   01/01/2010 to 12/31/2010...........    $12.01       $14.04         1,471
   01/01/2011 to 12/31/2011...........    $14.04       $14.93         2,275
   01/01/2012 to 12/31/2012...........    $14.93       $16.00         2,242
TARGET MANAGED VIP PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.00       $12.31             0
   01/01/2010 to 12/31/2010...........    $12.31       $14.36             0
   01/01/2011 to 12/31/2011...........    $14.36       $13.83             0
   01/01/2012 to 12/31/2012...........    $13.83       $15.31             0
THE DOW DART 10 PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.14       $13.30           903
   01/01/2010 to 12/31/2010...........    $13.30       $15.21         2,646
   01/01/2011 to 12/31/2011...........    $15.21       $16.05           902
   01/01/2012 to 12/31/2012...........    $16.05       $17.41           902
THE DOW TARGET DIVIDEND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.05       $13.72         3,178
   01/01/2010 to 12/31/2010...........    $13.72       $15.66         4,387
   01/01/2011 to 12/31/2011...........    $15.66       $16.26         2,496
   01/01/2012 to 12/31/2012...........    $16.26       $16.81         2,492

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME
   05/01/2009 to 12/31/2009...........    $10.09       $12.28         2,125
   01/01/2010 to 07/16/2010...........    $12.28       $11.77             0
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $12.09       $14.59        20,042
   01/01/2011 to 12/31/2011...........    $14.59       $12.46        18,690
   01/01/2012 to 12/31/2012...........    $12.46       $13.88        16,680
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
   07/16/2010* to 12/31/2010..........    $11.77       $13.69         4,900
   01/01/2011 to 12/31/2011...........    $13.69       $13.12         5,173
   01/01/2012 to 12/31/2012...........    $13.12       $15.35         4,736
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $11.97       $15.07         7,752
   01/01/2011 to 12/31/2011...........    $15.07       $13.97         7,751
   01/01/2012 to 12/31/2012...........    $13.97       $16.52         7,348
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $ 9.59       $12.23        14,957
   01/01/2011 to 12/31/2011...........    $12.23       $11.46        12,237
   01/01/2012 to 12/31/2012...........    $11.46       $12.13         9,847

* Denotes the start date of these sub-accounts

                                   ASXT SIX

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES: WITH ANY TWO OF GRO PLUS, EBP OR HAV OR WITH ANY ONE
                          OF COMBO 5% OR HDV (2.15%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
ACCESS VP HIGH YIELD FUND
   05/02/2005* to 12/31/2005..........    $10.00       $10.53               0
   01/01/2006 to 12/31/2006...........    $10.53       $11.29               0
   01/01/2007 to 12/31/2007...........    $11.29       $11.62               0
   01/01/2008 to 12/31/2008...........    $11.62       $10.84               0
   01/01/2009 to 12/31/2009...........    $10.84       $12.40               0
   01/01/2010 to 12/31/2010...........    $12.40       $14.12               0
   01/01/2011 to 12/31/2011...........    $14.12       $14.20               0
   01/01/2012 to 12/31/2012...........    $14.20       $15.85               0
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.01       1,490,936
   01/01/2006 to 12/31/2006...........    $10.01       $10.95       8,182,830
   01/01/2007 to 12/31/2007...........    $10.95       $11.70      12,516,386
   01/01/2008 to 12/31/2008...........    $11.70       $ 7.81       7,417,897
   01/01/2009 to 12/31/2009...........    $ 7.81       $ 9.50      11,207,973
   01/01/2010 to 12/31/2010...........    $ 9.50       $10.41      10,629,323
   01/01/2011 to 12/31/2011...........    $10.41       $ 9.91       8,503,821
   01/01/2012 to 12/31/2012...........    $ 9.91       $10.92       8,408,411
AST ADVANCED STRATEGIES PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.62       1,192,552
   01/01/2007 to 12/31/2007...........    $10.62       $11.38       2,952,379
   01/01/2008 to 12/31/2008...........    $11.38       $ 7.81       2,751,485
   01/01/2009 to 12/31/2009...........    $ 7.81       $ 9.65       4,790,959
   01/01/2010 to 12/31/2010...........    $ 9.65       $10.73       4,688,102
   01/01/2011 to 12/31/2011...........    $10.73       $10.52       3,657,333
   01/01/2012 to 12/31/2012...........    $10.52       $11.69       3,728,404
AST ALGER ALL-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........    $ 9.36       $12.41         106,376
   01/01/2004 to 12/31/2004...........    $12.41       $13.17         141,575
   01/01/2005 to 12/02/2005...........    $13.17       $15.05               0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........    $ 9.79       $12.07        115,455
   01/01/2004 to 12/31/2004...........    $12.07       $13.00        256,194
   01/01/2005 to 12/02/2005...........    $13.00       $14.31              0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........    $ 9.89       $12.46        124,008
   01/01/2004 to 12/31/2004...........    $12.46       $13.73        368,328
   01/01/2005 to 12/31/2005...........    $13.73       $14.06        407,960
   01/01/2006 to 12/31/2006...........    $14.06       $16.07        566,185
   01/01/2007 to 12/31/2007...........    $16.07       $15.71        607,322
   01/01/2008 to 12/31/2008...........    $15.71       $10.03        184,950
   01/01/2009 to 12/31/2009...........    $10.03       $11.56        381,797
   01/01/2010 to 12/31/2010...........    $11.56       $12.88        429,126
   01/01/2011 to 12/31/2011...........    $12.88       $13.05        278,392
   01/01/2012 to 05/04/2012...........    $13.05       $14.16              0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.02         69,241
   01/01/2006 to 12/31/2006...........    $10.02       $10.84      1,751,149
   01/01/2007 to 12/31/2007...........    $10.84       $11.57      3,475,993
   01/01/2008 to 12/31/2008...........    $11.57       $ 8.07      4,130,990
   01/01/2009 to 12/31/2009...........    $ 8.07       $ 9.74      7,745,284
   01/01/2010 to 12/31/2010...........    $ 9.74       $10.70      7,266,419
   01/01/2011 to 12/31/2011...........    $10.70       $10.35      5,714,960
   01/01/2012 to 12/31/2012...........    $10.35       $11.39      5,660,006
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 9.14        134,294
   01/01/2012 to 12/31/2012...........    $ 9.14       $10.00        295,136
AST BLACKROCK VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........    $ 9.97       $12.36         58,333
   01/01/2004 to 12/31/2004...........    $12.36       $14.29        234,446
   01/01/2005 to 12/31/2005...........    $14.29       $15.28        532,089
   01/01/2006 to 12/31/2006...........    $15.28       $18.21        795,655
   01/01/2007 to 12/31/2007...........    $18.21       $18.02        726,094
   01/01/2008 to 12/31/2008...........    $18.02       $11.06        329,004
   01/01/2009 to 12/31/2009...........    $11.06       $12.79        374,919
   01/01/2010 to 12/31/2010...........    $12.79       $14.08        310,453
   01/01/2011 to 12/31/2011...........    $14.08       $13.71        284,321
   01/01/2012 to 12/31/2012...........    $13.71       $15.21        270,868
AST BOND PORTFOLIO 2015
   05/01/2009* to 12/31/2009..........    $ 9.96       $ 9.98              0
   01/01/2010 to 12/31/2010...........    $ 9.98       $10.69              0
   01/01/2011 to 12/31/2011...........    $10.69       $11.13              0
   01/01/2012 to 12/31/2012...........    $11.13       $11.21              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2016
   05/01/2009* to 12/31/2009..........    $ 9.94       $ 9.60               0
   01/01/2010 to 12/31/2010...........    $ 9.60       $10.39             159
   01/01/2011 to 12/31/2011...........    $10.39       $11.15           1,267
   01/01/2012 to 12/31/2012...........    $11.15       $11.36               0
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010..........    $10.00       $10.72              11
   01/01/2011 to 12/31/2011...........    $10.72       $11.69               0
   01/01/2012 to 12/31/2012...........    $11.69       $12.03               0
AST BOND PORTFOLIO 2018
   05/01/2009* to 12/31/2009..........    $ 9.92       $ 9.67               0
   01/01/2010 to 12/31/2010...........    $ 9.67       $10.52               0
   01/01/2011 to 12/31/2011...........    $10.52       $11.69           2,152
   01/01/2012 to 12/31/2012...........    $11.69       $12.09           1,787
AST BOND PORTFOLIO 2019
   05/01/2009* to 12/31/2009..........    $ 9.91       $ 9.57               0
   01/01/2010 to 12/31/2010...........    $ 9.57       $10.43               0
   01/01/2011 to 12/31/2011...........    $10.43       $11.83               0
   01/01/2012 to 12/31/2012...........    $11.83       $12.26           1,427
AST BOND PORTFOLIO 2020
   05/01/2009* to 12/31/2009..........    $ 9.88       $ 9.25               0
   01/01/2010 to 12/31/2010...........    $ 9.25       $10.12           1,606
   01/01/2011 to 12/31/2011...........    $10.12       $11.75               0
   01/01/2012 to 12/31/2012...........    $11.75       $12.22               0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........    $10.00       $10.97               0
   01/01/2011 to 12/31/2011...........    $10.97       $12.91           8,594
   01/01/2012 to 12/31/2012...........    $12.91       $13.49           1,011
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........    $10.00       $11.98          38,785
   01/01/2012 to 12/31/2012...........    $11.98       $12.41          32,189
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........    $10.00       $10.36          10,806
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.00         699,752
   01/01/2006 to 12/31/2006...........    $10.00       $11.13      11,111,597
   01/01/2007 to 12/31/2007...........    $11.13       $11.95      17,220,372
   01/01/2008 to 12/31/2008...........    $11.95       $ 7.60       9,823,555
   01/01/2009 to 12/31/2009...........    $ 7.60       $ 9.33      15,163,970
   01/01/2010 to 12/31/2010...........    $ 9.33       $10.35      13,739,380
   01/01/2011 to 12/31/2011...........    $10.35       $ 9.88      10,350,363
   01/01/2012 to 12/31/2012...........    $ 9.88       $10.99      10,445,990

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.03              0
   01/01/2008 to 12/31/2008...........    $10.03       $ 7.11        771,867
   01/01/2009 to 12/31/2009...........    $ 7.11       $ 8.59      1,946,286
   01/01/2010 to 12/31/2010...........    $ 8.59       $ 9.40      2,133,092
   01/01/2011 to 12/31/2011...........    $ 9.40       $ 9.03      1,831,386
   01/01/2012 to 12/31/2012...........    $ 9.03       $ 9.75      1,830,001
AST COHEN & STEERS REALTY PORTFOLIO
   01/01/2003 to 12/31/2003...........    $10.32       $13.88        270,852
   01/01/2004 to 12/31/2004...........    $13.88       $18.74        538,151
   01/01/2005 to 12/31/2005...........    $18.74       $21.06        634,076
   01/01/2006 to 12/31/2006...........    $21.06       $28.17        782,064
   01/01/2007 to 12/31/2007...........    $28.17       $22.07        553,831
   01/01/2008 to 12/31/2008...........    $22.07       $14.02        141,679
   01/01/2009 to 12/31/2009...........    $14.02       $18.10        306,725
   01/01/2010 to 12/31/2010...........    $18.10       $22.80        288,481
   01/01/2011 to 12/31/2011...........    $22.80       $23.78        193,734
   01/01/2012 to 12/31/2012...........    $23.78       $26.84        197,606
AST DEAM SMALL-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........    $10.08       $14.15         70,597
   01/01/2004 to 12/31/2004...........    $14.15       $16.90        213,632
   01/01/2005 to 12/31/2005...........    $16.90       $16.74        335,310
   01/01/2006 to 12/31/2006...........    $16.74       $19.65        375,313
   01/01/2007 to 12/31/2007...........    $19.65       $15.81        252,414
   01/01/2008 to 07/18/2008...........    $15.81       $14.44              0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........    $ 9.86       $16.35        362,906
   01/01/2004 to 12/31/2004...........    $16.35       $19.69        808,007
   01/01/2005 to 12/31/2005...........    $19.69       $21.08      1,270,136
   01/01/2006 to 12/31/2006...........    $21.08       $23.30      1,083,684
   01/01/2007 to 12/31/2007...........    $23.30       $25.35      1,044,299
   01/01/2008 to 12/31/2008...........    $25.35       $13.87        426,639
   01/01/2009 to 12/31/2009...........    $13.87       $18.00        521,277
   01/01/2010 to 12/31/2010...........    $18.00       $23.35        423,460
   01/01/2011 to 12/31/2011...........    $23.35       $19.85        324,222
   01/01/2012 to 12/31/2012...........    $19.85       $23.32        310,819
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $ 9.99              0
   01/01/2008 to 12/31/2008...........    $ 9.99       $ 7.12        293,270
   01/01/2009 to 12/31/2009...........    $ 7.12       $ 8.44        637,051
   01/01/2010 to 12/31/2010...........    $ 8.44       $ 9.36        640,423
   01/01/2011 to 12/31/2011...........    $ 9.36       $ 8.94        583,270
   01/01/2012 to 12/31/2012...........    $ 8.94       $ 9.94        921,477

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.54        991,205
   01/01/2007 to 12/31/2007...........    $10.54       $11.19      2,719,778
   01/01/2008 to 12/31/2008...........    $11.19       $ 7.17      2,130,587
   01/01/2009 to 12/31/2009...........    $ 7.17       $ 8.70      5,923,242
   01/01/2010 to 12/31/2010...........    $ 8.70       $ 9.73      3,965,780
   01/01/2011 to 12/31/2011...........    $ 9.73       $ 9.38      3,258,099
   01/01/2012 to 12/31/2012...........    $ 9.38       $10.15      3,289,698
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.44      1,522,776
   01/01/2007 to 12/31/2007...........    $10.44       $11.38      5,401,880
   01/01/2008 to 12/31/2008...........    $11.38       $ 6.60      3,477,332
   01/01/2009 to 12/31/2009...........    $ 6.60       $ 8.14      8,618,334
   01/01/2010 to 12/31/2010...........    $ 8.14       $ 9.48      9,260,878
   01/01/2011 to 12/31/2011...........    $ 9.48       $ 8.70      6,193,017
   01/01/2012 to 12/31/2012...........    $ 8.70       $ 9.61      6,530,921
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.00       $ 7.46        153,226
   01/01/2009 to 11/13/2009...........    $ 7.46       $ 8.30              0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.71      1,829,167
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.17       $ 6.10          1,748
   01/01/2009 to 12/31/2009...........    $ 6.10       $ 8.06        182,513
   01/01/2010 to 12/31/2010...........    $ 8.06       $ 9.48        190,055
   01/01/2011 to 12/31/2011...........    $ 9.48       $ 8.81         57,541
   01/01/2012 to 12/31/2012...........    $ 8.81       $10.93        134,373
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $11.59         49,620
   01/01/2004 to 12/31/2004...........    $11.59       $11.76        277,607
   01/01/2005 to 12/31/2005...........    $11.76       $11.89        320,764
   01/01/2006 to 12/31/2006...........    $11.89       $12.80        403,594
   01/01/2007 to 12/31/2007...........    $12.80       $14.28        478,752
   01/01/2008 to 12/31/2008...........    $14.28       $ 8.34        140,965
   01/01/2009 to 12/31/2009...........    $ 8.34       $12.20        278,543
   01/01/2010 to 12/31/2010...........    $12.20       $13.16        245,748
   01/01/2011 to 12/31/2011...........    $13.16       $12.37        131,077
   01/01/2012 to 12/31/2012...........    $12.37       $14.50        146,206

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........    $ 9.83       $12.74      2,029,598
   01/01/2004 to 12/31/2004...........    $12.74       $13.83      4,694,207
   01/01/2005 to 12/31/2005...........    $13.83       $14.18      7,461,229
   01/01/2006 to 12/31/2006...........    $14.18       $16.28      5,511,714
   01/01/2007 to 12/31/2007...........    $16.28       $16.74      4,716,388
   01/01/2008 to 12/31/2008...........    $16.74       $ 9.72      1,869,770
   01/01/2009 to 12/31/2009...........    $ 9.72       $11.33      2,664,194
   01/01/2010 to 12/31/2010...........    $11.33       $12.52      2,372,948
   01/01/2011 to 12/31/2011...........    $12.52       $11.57      1,666,771
   01/01/2012 to 12/31/2012...........    $11.57       $13.55      1,529,492
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........    $ 9.87       $12.71        365,115
   01/01/2004 to 12/31/2004...........    $12.71       $14.47        994,493
   01/01/2005 to 12/31/2005...........    $14.47       $14.84      1,394,969
   01/01/2006 to 12/31/2006...........    $14.84       $15.43      1,131,414
   01/01/2007 to 12/31/2007...........    $15.43       $18.02        957,378
   01/01/2008 to 12/31/2008...........    $18.02       $10.44        319,518
   01/01/2009 to 12/31/2009...........    $10.44       $16.04        607,802
   01/01/2010 to 12/31/2010...........    $16.04       $18.81        557,731
   01/01/2011 to 12/31/2011...........    $18.81       $17.86        342,929
   01/01/2012 to 12/31/2012...........    $17.86       $20.90        321,984
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   01/01/2005 to 12/31/2005...........    $16.38       $16.83              0
   01/01/2006 to 12/31/2006...........    $16.83       $19.31              0
   01/01/2007 to 12/31/2007...........    $19.31       $17.92              0
   01/01/2008 to 12/31/2008...........    $17.92       $12.86          6,922
   01/01/2009 to 12/31/2009...........    $12.86       $15.97        119,783
   01/01/2010 to 12/31/2010...........    $15.97       $19.81        141,186
   01/01/2011 to 12/31/2011...........    $19.81       $19.63        131,120
   01/01/2012 to 12/31/2012...........    $19.63       $22.23        140,378
AST HIGH YIELD PORTFOLIO
   01/01/2003 to 12/31/2003...........    $10.26       $12.21        379,114
   01/01/2004 to 12/31/2004...........    $12.21       $13.27        707,876
   01/01/2005 to 12/31/2005...........    $13.27       $13.13        742,528
   01/01/2006 to 12/31/2006...........    $13.13       $14.18        857,624
   01/01/2007 to 12/31/2007...........    $14.18       $14.21        663,353
   01/01/2008 to 12/31/2008...........    $14.21       $10.36        622,659
   01/01/2009 to 12/31/2009...........    $10.36       $13.74      1,143,871
   01/01/2010 to 12/31/2010...........    $13.74       $15.26      1,009,792
   01/01/2011 to 12/31/2011...........    $15.26       $15.40        835,410
   01/01/2012 to 12/31/2012...........    $15.40       $17.16        793,565
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.16          2,429
   01/01/2008 to 12/31/2008...........    $10.16       $ 7.54        409,645
   01/01/2009 to 12/31/2009...........    $ 7.54       $ 9.10      1,347,384
   01/01/2010 to 12/31/2010...........    $ 9.10       $ 9.94      1,364,893
   01/01/2011 to 12/31/2011...........    $ 9.94       $ 9.68      1,229,638
   01/01/2012 to 12/31/2012...........    $ 9.68       $10.43      1,305,920

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........    $ 9.71       $13.32       1,009,679
   01/01/2004 to 12/31/2004...........    $13.32       $15.13       2,722,552
   01/01/2005 to 12/31/2005...........    $15.13       $17.26       3,615,924
   01/01/2006 to 12/31/2006...........    $17.26       $20.43       2,835,178
   01/01/2007 to 12/31/2007...........    $20.43       $23.80       2,518,402
   01/01/2008 to 12/31/2008...........    $23.80       $11.59       1,096,351
   01/01/2009 to 12/31/2009...........    $11.59       $15.34       1,343,040
   01/01/2010 to 12/31/2010...........    $15.34       $17.19       1,165,465
   01/01/2011 to 12/31/2011...........    $17.19       $14.65         805,165
   01/01/2012 to 12/31/2012...........    $14.65       $17.25         743,683
AST INTERNATIONAL VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $12.82          24,374
   01/01/2004 to 12/31/2004...........    $12.82       $15.19         119,845
   01/01/2005 to 12/31/2005...........    $15.19       $16.90         223,826
   01/01/2006 to 12/31/2006...........    $16.90       $21.08         537,213
   01/01/2007 to 12/31/2007...........    $21.08       $24.30         807,650
   01/01/2008 to 12/31/2008...........    $24.30       $13.31         324,862
   01/01/2009 to 12/31/2009...........    $13.31       $17.00         489,840
   01/01/2010 to 12/31/2010...........    $17.00       $18.48         430,398
   01/01/2011 to 12/31/2011...........    $18.48       $15.81         259,005
   01/01/2012 to 12/31/2012...........    $15.81       $18.05         242,791
AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008..........    $10.00       $10.68      13,968,463
   01/01/2009 to 12/31/2009...........    $10.68       $11.63       5,281,251
   01/01/2010 to 12/31/2010...........    $11.63       $12.61       2,953,841
   01/01/2011 to 12/31/2011...........    $12.61       $13.88      10,354,266
   01/01/2012 to 12/31/2012...........    $13.88       $14.86       6,108,441
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.18          23,257
   01/01/2008 to 12/31/2008...........    $10.18       $ 6.90         251,869
   01/01/2009 to 12/31/2009...........    $ 6.90       $ 8.56       1,369,348
   01/01/2010 to 12/31/2010...........    $ 8.56       $ 9.53       1,265,070
   01/01/2011 to 12/31/2011...........    $ 9.53       $ 9.27       1,022,423
   01/01/2012 to 12/31/2012...........    $ 9.27       $10.31       1,012,823
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   01/01/2003 to 12/31/2003...........    $ 9.93       $11.62          34,914
   01/01/2004 to 12/31/2004...........    $11.62       $12.63          52,110
   01/01/2005 to 12/31/2005...........    $12.63       $13.21          84,700
   01/01/2006 to 12/31/2006...........    $13.21       $14.37         116,438
   01/01/2007 to 12/31/2007...........    $14.37       $14.33         770,623
   01/01/2008 to 12/31/2008...........    $14.33       $11.55       2,054,413
   01/01/2009 to 12/31/2009...........    $11.55       $13.80       3,266,838
   01/01/2010 to 12/31/2010...........    $13.80       $14.49       2,933,444
   01/01/2011 to 12/31/2011...........    $14.49       $14.21       2,229,285
   01/01/2012 to 12/31/2012...........    $14.21       $15.39       2,080,207

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.08       $10.28          7,486
   01/01/2010 to 12/31/2010...........    $10.28       $11.20         32,266
   01/01/2011 to 12/31/2011...........    $11.20       $11.03         28,245
   01/01/2012 to 12/31/2012...........    $11.03       $12.44         97,638
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.14       $10.29          6,064
   01/01/2010 to 12/31/2010...........    $10.29       $11.45         84,233
   01/01/2011 to 12/31/2011...........    $11.45       $10.55         25,838
   01/01/2012 to 12/31/2012...........    $10.55       $11.69         40,534
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/01/2003 to 12/31/2003...........    $ 9.95       $12.72        141,470
   01/01/2004 to 12/31/2004...........    $12.72       $14.57        284,319
   01/01/2005 to 12/31/2005...........    $14.57       $15.83        560,887
   01/01/2006 to 12/31/2006...........    $15.83       $19.02        843,155
   01/01/2007 to 12/31/2007...........    $19.02       $20.37        924,920
   01/01/2008 to 12/31/2008...........    $20.37       $11.68        239,108
   01/01/2009 to 12/31/2009...........    $11.68       $15.53        435,574
   01/01/2010 to 12/31/2010...........    $15.53       $16.29        350,543
   01/01/2011 to 12/31/2011...........    $16.29       $14.48        217,032
   01/01/2012 to 12/31/2012...........    $14.48       $17.27        215,216
AST LARGE-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........    $ 9.90       $11.61         90,092
   01/01/2004 to 12/31/2004...........    $11.61       $13.12        198,898
   01/01/2005 to 12/31/2005...........    $13.12       $13.67        661,210
   01/01/2006 to 12/31/2006...........    $13.67       $15.84        854,051
   01/01/2007 to 12/31/2007...........    $15.84       $15.04        868,038
   01/01/2008 to 12/31/2008...........    $15.04       $ 8.61        559,310
   01/01/2009 to 12/31/2009...........    $ 8.61       $10.06        809,232
   01/01/2010 to 12/31/2010...........    $10.06       $11.14        664,968
   01/01/2011 to 12/31/2011...........    $11.14       $10.44        452,521
   01/01/2012 to 12/31/2012...........    $10.44       $11.95        468,308
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   01/01/2003 to 12/31/2003...........    $10.23       $11.88        624,019
   01/01/2004 to 12/31/2004...........    $11.88       $12.49      1,314,641
   01/01/2005 to 12/31/2005...........    $12.49       $12.36      2,372,398
   01/01/2006 to 12/31/2006...........    $12.36       $13.29      2,027,743
   01/01/2007 to 12/31/2007...........    $13.29       $13.79      1,831,257
   01/01/2008 to 12/31/2008...........    $13.79       $10.36        651,707
   01/01/2009 to 12/31/2009...........    $10.36       $13.64        996,731
   01/01/2010 to 12/31/2010...........    $13.64       $15.14        854,023
   01/01/2011 to 12/31/2011...........    $15.14       $16.32        787,437
   01/01/2012 to 12/31/2012...........    $16.32       $16.91        702,329

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........    $ 9.51       $12.26      2,031,583
   01/01/2004 to 12/31/2004...........    $12.26       $13.88      4,692,895
   01/01/2005 to 12/31/2005...........    $13.88       $14.51      7,428,912
   01/01/2006 to 12/31/2006...........    $14.51       $15.22      6,494,429
   01/01/2007 to 12/31/2007...........    $15.22       $17.12      5,835,660
   01/01/2008 to 12/31/2008...........    $17.12       $ 9.44      2,340,994
   01/01/2009 to 12/31/2009...........    $ 9.44       $11.99      3,090,079
   01/01/2010 to 12/31/2010...........    $11.99       $14.05      2,616,084
   01/01/2011 to 12/31/2011...........    $14.05       $13.62      1,771,437
   01/01/2012 to 12/31/2012...........    $13.62       $14.96      1,622,946
AST MFS GLOBAL EQUITY PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $12.27         62,490
   01/01/2004 to 12/31/2004...........    $12.27       $14.22        219,580
   01/01/2005 to 12/31/2005...........    $14.22       $14.97        367,056
   01/01/2006 to 12/31/2006...........    $14.97       $18.20        484,278
   01/01/2007 to 12/31/2007...........    $18.20       $19.48        317,673
   01/01/2008 to 12/31/2008...........    $19.48       $12.58        165,007
   01/01/2009 to 12/31/2009...........    $12.58       $16.19        276,351
   01/01/2010 to 12/31/2010...........    $16.19       $17.75        238,050
   01/01/2011 to 12/31/2011...........    $17.75       $16.83        179,604
   01/01/2012 to 12/31/2012...........    $16.83       $20.27        201,263
AST MFS GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........    $ 9.46       $11.38        207,063
   01/01/2004 to 12/31/2004...........    $11.38       $12.33        442,758
   01/01/2005 to 12/31/2005...........    $12.33       $12.82        826,301
   01/01/2006 to 12/31/2006...........    $12.82       $13.76        654,691
   01/01/2007 to 12/31/2007...........    $13.76       $15.50        587,845
   01/01/2008 to 12/31/2008...........    $15.50       $ 9.66        309,485
   01/01/2009 to 12/31/2009...........    $ 9.66       $11.75        473,501
   01/01/2010 to 12/31/2010...........    $11.75       $12.97        467,321
   01/01/2011 to 12/31/2011...........    $12.97       $12.61        363,909
   01/01/2012 to 12/31/2012...........    $12.61       $14.45        369,347
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........    $10.00       $10.18          2,723
AST MID-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........    $10.04       $13.35        127,279
   01/01/2004 to 12/31/2004...........    $13.35       $15.06        256,671
   01/01/2005 to 12/31/2005...........    $15.06       $15.54        260,885
   01/01/2006 to 12/31/2006...........    $15.54       $17.37        270,834
   01/01/2007 to 12/31/2007...........    $17.37       $17.46        349,290
   01/01/2008 to 12/31/2008...........    $17.46       $10.57        188,007
   01/01/2009 to 12/31/2009...........    $10.57       $14.37        185,529
   01/01/2010 to 12/31/2010...........    $14.37       $17.38        200,372
   01/01/2011 to 12/31/2011...........    $17.38       $16.42        140,968
   01/01/2012 to 12/31/2012...........    $16.42       $19.02        139,599

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MONEY MARKET PORTFOLIO
   01/01/2003 to 12/31/2003...........    $ 9.99       $ 9.83       1,118,618
   01/01/2004 to 12/31/2004...........    $ 9.83       $ 9.70       1,742,703
   01/01/2005 to 12/31/2005...........    $ 9.70       $ 9.75       2,932,409
   01/01/2006 to 12/31/2006...........    $ 9.75       $ 9.98       5,452,746
   01/01/2007 to 12/31/2007...........    $ 9.98       $10.24       6,373,608
   01/01/2008 to 12/31/2008...........    $10.24       $10.28       7,140,857
   01/01/2009 to 12/31/2009...........    $10.28       $10.08      12,146,856
   01/01/2010 to 12/31/2010...........    $10.08       $ 9.87       6,882,027
   01/01/2011 to 12/31/2011...........    $ 9.87       $ 9.66       5,117,204
   01/01/2012 to 12/31/2012...........    $ 9.66       $ 9.45       4,297,530
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........    $ 9.97       $13.31         610,598
   01/01/2004 to 12/31/2004...........    $13.31       $15.99       1,457,788
   01/01/2005 to 12/31/2005...........    $15.99       $17.54       2,280,095
   01/01/2006 to 12/31/2006...........    $17.54       $19.00       1,954,267
   01/01/2007 to 12/31/2007...........    $19.00       $19.18       1,856,062
   01/01/2008 to 12/31/2008...........    $19.18       $10.84         615,887
   01/01/2009 to 12/31/2009...........    $10.84       $14.92         838,895
   01/01/2010 to 12/31/2010...........    $14.92       $18.02         700,594
   01/01/2011 to 12/31/2011...........    $18.02       $17.19         464,573
   01/01/2012 to 12/31/2012...........    $17.19       $19.70         429,488
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.03       $10.06          31,696
   01/01/2012 to 12/31/2012...........    $10.06       $10.33          81,886
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........    $ 9.51       $12.15          96,879
   01/01/2004 to 12/31/2004...........    $12.15       $13.80         377,548
   01/01/2005 to 12/31/2005...........    $13.80       $15.32         759,608
   01/01/2006 to 12/31/2006...........    $15.32       $17.10         780,759
   01/01/2007 to 12/31/2007...........    $17.10       $20.45       1,109,272
   01/01/2008 to 12/31/2008...........    $20.45       $11.37         304,442
   01/01/2009 to 12/31/2009...........    $11.37       $14.44         376,081
   01/01/2010 to 12/31/2010...........    $14.44       $18.18         362,937
   01/01/2011 to 12/31/2011...........    $18.18       $18.09         240,513
   01/01/2012 to 12/31/2012...........    $18.09       $19.89         220,903
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........    $ 9.71       $14.02          89,708
   01/01/2004 to 12/31/2004...........    $14.02       $15.02         192,105
   01/01/2005 to 12/31/2005...........    $15.02       $14.75         154,506
   01/01/2006 to 12/31/2006...........    $14.75       $15.55         141,498
   01/01/2007 to 12/31/2007...........    $15.55       $18.06         150,199
   01/01/2008 to 12/31/2008...........    $18.06       $10.16          53,502
   01/01/2009 to 12/31/2009...........    $10.16       $12.18          96,674
   01/01/2010 to 12/31/2010...........    $12.18       $14.33         103,481
   01/01/2011 to 04/29/2011...........    $14.33       $16.05               0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.29        340,875
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.10       $ 5.56         10,522
   01/01/2009 to 12/31/2009...........    $ 5.56       $ 9.06        421,170
   01/01/2010 to 12/31/2010...........    $ 9.06       $10.84        542,394
   01/01/2011 to 12/31/2011...........    $10.84       $ 8.46        417,963
   01/01/2012 to 12/31/2012...........    $ 8.46       $ 9.76        385,386
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/01/2003 to 12/31/2003...........    $10.08       $10.19        636,860
   01/01/2004 to 12/31/2004...........    $10.19       $10.17      2,785,690
   01/01/2005 to 12/31/2005...........    $10.17       $10.12      5,697,191
   01/01/2006 to 12/31/2006...........    $10.12       $10.28      4,979,340
   01/01/2007 to 12/31/2007...........    $10.28       $10.74      4,520,572
   01/01/2008 to 12/31/2008...........    $10.74       $10.63      1,783,570
   01/01/2009 to 12/31/2009...........    $10.63       $11.46      2,582,749
   01/01/2010 to 12/31/2010...........    $11.46       $11.65      2,352,178
   01/01/2011 to 12/31/2011...........    $11.65       $11.66      1,787,948
   01/01/2012 to 12/31/2012...........    $11.66       $11.95      1,896,924
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/01/2003 to 12/31/2003...........    $10.17       $10.48      2,192,336
   01/01/2004 to 12/31/2004...........    $10.48       $10.76      4,319,279
   01/01/2005 to 12/31/2005...........    $10.76       $10.79      2,552,299
   01/01/2006 to 12/31/2006...........    $10.79       $10.96      3,071,632
   01/01/2007 to 12/31/2007...........    $10.96       $11.61      3,499,433
   01/01/2008 to 12/31/2008...........    $11.61       $11.10      2,161,056
   01/01/2009 to 12/31/2009...........    $11.10       $12.66      5,204,934
   01/01/2010 to 12/31/2010...........    $12.66       $13.34      5,710,336
   01/01/2011 to 12/31/2011...........    $13.34       $13.47      4,089,867
   01/01/2012 to 12/31/2012...........    $13.47       $14.41      4,424,264
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.03          3,929
   01/01/2006 to 12/31/2006...........    $10.03       $10.60        488,478
   01/01/2007 to 12/31/2007...........    $10.60       $11.27      1,460,928
   01/01/2008 to 12/31/2008...........    $11.27       $ 8.88      4,479,321
   01/01/2009 to 12/31/2009...........    $ 8.88       $10.43      6,348,245
   01/01/2010 to 12/31/2010...........    $10.43       $11.29      6,327,981
   01/01/2011 to 12/31/2011...........    $11.29       $11.16      5,779,801
   01/01/2012 to 12/31/2012...........    $11.16       $12.05      5,731,747
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.02       $10.06          8,347
   01/01/2012 to 12/31/2012...........    $10.06       $10.55         55,118

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QMA US EQUITY ALPHA PORTFOLIO
   01/01/2003 to 12/31/2003...........    $ 9.81       $12.22        203,573
   01/01/2004 to 12/31/2004...........    $12.22       $13.15        352,176
   01/01/2005 to 12/31/2005...........    $13.15       $13.32        593,365
   01/01/2006 to 12/31/2006...........    $13.32       $14.68        584,148
   01/01/2007 to 12/31/2007...........    $14.68       $14.66        549,971
   01/01/2008 to 12/31/2008...........    $14.66       $ 8.79        159,115
   01/01/2009 to 12/31/2009...........    $ 8.79       $10.48        205,387
   01/01/2010 to 12/31/2010...........    $10.48       $11.80        174,362
   01/01/2011 to 12/31/2011...........    $11.80       $11.94        171,366
   01/01/2012 to 12/31/2012...........    $11.94       $13.88        220,342
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 8.87              0
   01/01/2012 to 12/31/2012...........    $ 8.87       $ 9.82              0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $11.50         86,592
   01/01/2008 to 12/31/2008...........    $11.50       $ 7.29        422,681
   01/01/2009 to 12/31/2009...........    $ 7.29       $ 9.05        966,276
   01/01/2010 to 12/31/2010...........    $ 9.05       $10.12      1,357,669
   01/01/2011 to 12/31/2011...........    $10.12       $ 9.67        813,609
   01/01/2012 to 12/31/2012...........    $ 9.67       $10.97      1,086,772
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   01/01/2003 to 12/31/2003...........    $ 9.97       $11.59         58,741
   01/01/2004 to 12/31/2004...........    $11.59       $12.36        186,307
   01/01/2005 to 12/31/2005...........    $12.36       $12.65        268,706
   01/01/2006 to 12/31/2006...........    $12.65       $13.58        245,331
   01/01/2007 to 12/31/2007...........    $13.58       $14.47        415,521
   01/01/2008 to 12/31/2008...........    $14.47       $ 9.88        419,069
   01/01/2009 to 12/31/2009...........    $ 9.88       $12.32      1,149,241
   01/01/2010 to 12/31/2010...........    $12.32       $13.48      1,511,017
   01/01/2011 to 12/31/2011...........    $13.48       $12.75      1,146,269
   01/01/2012 to 12/31/2012...........    $12.75       $13.86      1,211,008
AST SMALL-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........    $ 9.47       $13.46        138,936
   01/01/2004 to 12/31/2004...........    $13.46       $12.26        136,313
   01/01/2005 to 12/31/2005...........    $12.26       $12.18        174,641
   01/01/2006 to 12/31/2006...........    $12.18       $13.42        211,329
   01/01/2007 to 12/31/2007...........    $13.42       $14.07        241,375
   01/01/2008 to 12/31/2008...........    $14.07       $ 8.95        135,744
   01/01/2009 to 12/31/2009...........    $ 8.95       $11.72        186,730
   01/01/2010 to 12/31/2010...........    $11.72       $15.65        264,893
   01/01/2011 to 12/31/2011...........    $15.65       $15.16        182,093
   01/01/2012 to 12/31/2012...........    $15.16       $16.64        172,270

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........    $10.08       $13.39        767,455
   01/01/2004 to 12/31/2004...........    $13.39       $15.26      1,690,870
   01/01/2005 to 12/31/2005...........    $15.26       $15.92      2,449,573
   01/01/2006 to 12/31/2006...........    $15.92       $18.70      2,168,862
   01/01/2007 to 12/31/2007...........    $18.70       $17.27      2,048,735
   01/01/2008 to 12/31/2008...........    $17.27       $11.88        759,534
   01/01/2009 to 12/31/2009...........    $11.88       $14.76      1,180,211
   01/01/2010 to 12/31/2010...........    $14.76       $18.20        935,910
   01/01/2011 to 12/31/2011...........    $18.20       $16.74        565,384
   01/01/2012 to 12/31/2012...........    $16.74       $19.36        534,857
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   01/01/2003 to 12/31/2003...........    $ 9.96       $12.09        160,339
   01/01/2004 to 12/31/2004...........    $12.09       $13.15        464,055
   01/01/2005 to 12/31/2005...........    $13.15       $13.47        806,582
   01/01/2006 to 12/31/2006...........    $13.47       $14.82        899,160
   01/01/2007 to 12/31/2007...........    $14.82       $15.42      1,597,531
   01/01/2008 to 12/31/2008...........    $15.42       $11.17      1,812,333
   01/01/2009 to 12/31/2009...........    $11.17       $13.57      2,721,144
   01/01/2010 to 12/31/2010...........    $13.57       $14.81      2,846,224
   01/01/2011 to 12/31/2011...........    $14.81       $14.78      2,423,191
   01/01/2012 to 12/31/2012...........    $14.78       $16.42      2,595,791
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   01/01/2003 to 12/31/2003...........    $10.08       $12.65        328,567
   01/01/2004 to 12/31/2004...........    $12.65       $14.10        534,389
   01/01/2005 to 12/31/2005...........    $14.10       $14.56        620,110
   01/01/2006 to 12/31/2006...........    $14.56       $17.29      1,007,854
   01/01/2007 to 12/31/2007...........    $17.29       $16.31        860,043
   01/01/2008 to 12/31/2008...........    $16.31       $ 9.28        436,312
   01/01/2009 to 12/31/2009...........    $ 9.28       $11.24        636,029
   01/01/2010 to 12/31/2010...........    $11.24       $12.45        555,205
   01/01/2011 to 12/31/2011...........    $12.45       $11.99        397,607
   01/01/2012 to 12/31/2012...........    $11.99       $13.75        409,713
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/01/2003 to 12/31/2003...........    $10.31       $11.38        279,110
   01/01/2004 to 12/31/2004...........    $11.38       $12.10      1,195,848
   01/01/2005 to 12/31/2005...........    $12.10       $11.31      1,956,698
   01/01/2006 to 12/31/2006...........    $11.31       $11.76      1,805,420
   01/01/2007 to 12/31/2007...........    $11.76       $12.62      1,846,832
   01/01/2008 to 12/31/2008...........    $12.62       $12.05        593,325
   01/01/2009 to 12/31/2009...........    $12.05       $13.22        931,833
   01/01/2010 to 12/31/2010...........    $13.22       $13.67        877,297
   01/01/2011 to 12/31/2011...........    $13.67       $13.93        616,898
   01/01/2012 to 12/31/2012...........    $13.93       $14.35        585,779

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........    $ 9.34       $11.30        114,477
   01/01/2004 to 12/31/2004...........    $11.30       $11.70        297,369
   01/01/2005 to 12/31/2005...........    $11.70       $13.32        386,908
   01/01/2006 to 12/31/2006...........    $13.32       $13.77        579,236
   01/01/2007 to 12/31/2007...........    $13.77       $14.59      1,005,218
   01/01/2008 to 12/31/2008...........    $14.59       $ 8.48        588,798
   01/01/2009 to 12/31/2009...........    $ 8.48       $12.73        837,581
   01/01/2010 to 12/31/2010...........    $12.73       $14.43        711,463
   01/01/2011 to 12/31/2011...........    $14.43       $13.88        598,916
   01/01/2012 to 12/31/2012...........    $13.88       $15.97        653,972
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   01/01/2003 to 12/31/2003...........    $10.44       $13.63         77,245
   01/01/2004 to 12/31/2004...........    $13.63       $17.50        158,672
   01/01/2005 to 12/31/2005...........    $17.50       $22.51        402,903
   01/01/2006 to 12/31/2006...........    $22.51       $25.52        573,181
   01/01/2007 to 12/31/2007...........    $25.52       $35.08        911,043
   01/01/2008 to 12/31/2008...........    $35.08       $17.17        185,922
   01/01/2009 to 12/31/2009...........    $17.17       $25.09        470,364
   01/01/2010 to 12/31/2010...........    $25.09       $29.57        467,764
   01/01/2011 to 12/31/2011...........    $29.57       $24.62        319,269
   01/01/2012 to 12/31/2012...........    $24.62       $24.96        303,164
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $ 9.99         36,074
   01/01/2006 to 12/31/2006...........    $ 9.99       $11.31      2,544,738
   01/01/2007 to 12/31/2007...........    $11.31       $12.13      3,722,507
   01/01/2008 to 12/31/2008...........    $12.13       $ 6.84        983,664
   01/01/2009 to 12/31/2009...........    $ 6.84       $ 8.60      1,421,700
   01/01/2010 to 12/31/2010...........    $ 8.60       $ 9.65      1,141,965
   01/01/2011 to 12/31/2011...........    $ 9.65       $ 9.11      1,114,360
   01/01/2012 to 12/31/2012...........    $ 9.11       $ 9.90      1,073,565
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $ 9.97        154,738
   01/01/2008 to 12/31/2008...........    $ 9.97       $ 9.25        483,723
   01/01/2009 to 12/31/2009...........    $ 9.25       $10.10      1,027,692
   01/01/2010 to 12/31/2010...........    $10.10       $10.66        827,868
   01/01/2011 to 12/31/2011...........    $10.66       $11.06        856,005
   01/01/2012 to 12/31/2012...........    $11.06       $11.67        921,389
EVERGREEN VA GROWTH FUND
   04/15/2005* to 12/31/2005..........    $ 9.82       $11.40        208,786
   01/01/2006 to 12/31/2006...........    $11.40       $12.38        233,237
   01/01/2007 to 12/31/2007...........    $12.38       $13.45        214,620
   01/01/2008 to 12/31/2008...........    $13.45       $ 7.75         45,937
   01/01/2009 to 12/31/2009...........    $ 7.75       $10.60        124,746
   01/01/2010 to 07/16/2010...........    $10.60       $10.35              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
EVERGREEN VA INTERNATIONAL EQUITY FUND
   01/01/2003 to 12/31/2003...........        --       $12.74          6,492
   01/01/2004 to 12/31/2004...........    $12.74       $14.86         67,201
   01/01/2005 to 12/31/2005...........    $14.86       $16.87        182,612
   01/01/2006 to 12/31/2006...........    $16.87       $20.33        239,474
   01/01/2007 to 12/31/2007...........    $20.33       $22.88        290,951
   01/01/2008 to 12/31/2008...........    $22.88       $13.10        129,942
   01/01/2009 to 12/31/2009...........    $13.10       $14.86        123,833
   01/01/2010 to 07/16/2010...........    $14.86       $14.08              0
EVERGREEN VA OMEGA FUND
   01/01/2003 to 12/31/2003...........        --       $13.17         25,003
   01/01/2004 to 12/31/2004...........    $13.17       $13.81        108,796
   01/01/2005 to 12/31/2005...........    $13.81       $14.04         60,941
   01/01/2006 to 12/31/2006...........    $14.04       $14.56         49,282
   01/01/2007 to 12/31/2007...........    $14.56       $15.95         78,184
   01/01/2008 to 12/31/2008...........    $15.95       $11.36         19,835
   01/01/2009 to 12/31/2009...........    $11.36       $16.01         56,730
   01/01/2010 to 07/16/2010...........    $16.01       $14.91              0
FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
   01/28/2008* to 12/31/2008..........    $10.21       $ 6.09         78,111
   01/01/2009 to 12/31/2009...........    $ 6.09       $ 7.67        102,158
   01/01/2010 to 12/31/2010...........    $ 7.67       $ 8.93         89,051
   01/01/2011 to 12/31/2011...........    $ 8.93       $ 7.79         67,825
   01/01/2012 to 12/31/2012...........    $ 7.79       $ 8.67         48,326
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........    $10.08       $ 6.62        877,621
   01/01/2009 to 12/31/2009...........    $ 6.62       $ 8.43      2,381,261
   01/01/2010 to 12/31/2010...........    $ 8.43       $ 9.09      2,444,932
   01/01/2011 to 12/31/2011...........    $ 9.09       $ 8.74      1,956,175
   01/01/2012 to 09/21/2012...........    $ 8.74       $ 9.76              0
GLOBAL DIVIDEND TARGET 15 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.81         65,909
   01/01/2005 to 12/31/2005...........    $11.81       $12.73        164,702
   01/01/2006 to 12/31/2006...........    $12.73       $17.25        681,747
   01/01/2007 to 12/31/2007...........    $17.25       $19.12        932,320
   01/01/2008 to 12/31/2008...........    $19.12       $10.71        258,000
   01/01/2009 to 12/31/2009...........    $10.71       $14.78        290,958
   01/01/2010 to 12/31/2010...........    $14.78       $15.87        236,749
   01/01/2011 to 12/31/2011...........    $15.87       $14.36        186,197
   01/01/2012 to 12/31/2012...........    $14.36       $17.62        202,106
INVESCO V.I. CAPITAL DEVELOPMENT FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $10.03       $ 8.14         24,639
   01/01/2012 to 04/27/2012...........    $ 8.14       $ 9.21              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
FORMERLY, INVESCO V.I. DIVIDEND GROWTH FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $ 9.99       $ 9.09        33,662
   01/01/2012 to 12/31/2012...........    $ 9.09       $10.56        53,507
INVESCO V.I. DYNAMICS FUND - SERIES I
   01/01/2003 to 12/31/2003...........    $ 9.70       $13.08        38,518
   01/01/2004 to 12/31/2004...........    $13.08       $14.51        55,199
   01/01/2005 to 12/31/2005...........    $14.51       $15.72        69,326
   01/01/2006 to 12/31/2006...........    $15.72       $17.86        94,846
   01/01/2007 to 12/31/2007...........    $17.86       $19.61       105,039
   01/01/2008 to 12/31/2008...........    $19.61       $ 9.96        21,745
   01/01/2009 to 12/31/2009...........    $ 9.96       $13.88        32,801
   01/01/2010 to 12/31/2010...........    $13.88       $16.82        30,841
   01/01/2011 to 04/29/2011...........    $16.82       $18.70             0
INVESCO V.I. FINANCIAL SERVICES FUND - SERIES I
   01/01/2003 to 12/31/2003...........    $ 9.92       $12.58        50,250
   01/01/2004 to 12/31/2004...........    $12.58       $13.37        84,188
   01/01/2005 to 12/31/2005...........    $13.37       $13.86        97,206
   01/01/2006 to 12/31/2006...........    $13.86       $15.79       144,642
   01/01/2007 to 12/31/2007...........    $15.79       $12.02       100,178
   01/01/2008 to 12/31/2008...........    $12.02       $ 4.77        35,701
   01/01/2009 to 12/31/2009...........    $ 4.77       $ 5.95       101,097
   01/01/2010 to 12/31/2010...........    $ 5.95       $ 6.42        79,159
   01/01/2011 to 04/29/2011...........    $ 6.42       $ 6.76             0
INVESCO V.I. GLOBAL HEALTH CARE FUND - SERIES I
   01/01/2003 to 12/31/2003...........    $ 9.51       $11.89        55,867
   01/01/2004 to 12/31/2004...........    $11.89       $12.52       181,513
   01/01/2005 to 12/31/2005...........    $12.52       $13.25       349,583
   01/01/2006 to 12/31/2006...........    $13.25       $13.64       232,453
   01/01/2007 to 12/31/2007...........    $13.64       $14.93       218,828
   01/01/2008 to 12/31/2008...........    $14.93       $10.43        59,419
   01/01/2009 to 12/31/2009...........    $10.43       $13.03        58,427
   01/01/2010 to 12/31/2010...........    $13.03       $13.42        84,235
   01/01/2011 to 12/31/2011...........    $13.42       $13.65        61,099
   01/01/2012 to 12/31/2012...........    $13.65       $16.15        69,064
INVESCO V.I. TECHNOLOGY FUND - SERIES I
   06/30/2008* to 12/31/2008..........    $ 9.92       $ 6.20             0
   01/01/2009 to 12/31/2009...........    $ 6.20       $ 9.55             0
   01/01/2010 to 12/31/2010...........    $ 9.55       $11.34             0
   01/01/2011 to 12/31/2011...........    $11.34       $10.54             0
   01/01/2012 to 12/31/2012...........    $10.54       $11.47             0
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES I
   04/27/2012* to 12/31/2012..........    $10.05       $ 9.73        21,962

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
NVIT DEVELOPING MARKETS FUND
   01/01/2003 to 12/31/2003...........    $ 9.93       $15.52        44,993
   01/01/2004 to 12/31/2004...........    $15.52       $18.19       141,365
   01/01/2005 to 12/31/2005...........    $18.19       $23.41       296,600
   01/01/2006 to 12/31/2006...........    $23.41       $30.82       414,295
   01/01/2007 to 12/31/2007...........    $30.82       $43.28       659,020
   01/01/2008 to 12/31/2008...........    $43.28       $17.85       161,242
   01/01/2009 to 12/31/2009...........    $17.85       $28.33       348,984
   01/01/2010 to 12/31/2010...........    $28.33       $32.19       308,049
   01/01/2011 to 12/31/2011...........    $32.19       $24.44       128,444
   01/01/2012 to 12/31/2012...........    $24.44       $27.93       145,974
PROFUND VP ASIA 30
   01/01/2003 to 12/31/2003...........        --       $15.91        33,050
   01/01/2004 to 12/31/2004...........    $15.91       $15.49        67,805
   01/01/2005 to 12/31/2005...........    $15.49       $18.11       158,813
   01/01/2006 to 12/31/2006...........    $18.11       $24.69       195,510
   01/01/2007 to 12/31/2007...........    $24.69       $35.69       523,321
   01/01/2008 to 12/31/2008...........    $35.69       $17.17        90,522
   01/01/2009 to 12/31/2009...........    $17.17       $25.91       127,825
   01/01/2010 to 12/31/2010...........    $25.91       $28.88        92,019
   01/01/2011 to 12/31/2011...........    $28.88       $20.63        64,537
   01/01/2012 to 12/31/2012...........    $20.63       $23.31        66,234
PROFUND VP BANKS
   01/01/2003 to 12/31/2003...........        --       $12.83         6,833
   01/01/2004 to 12/31/2004...........    $12.83       $14.03        29,071
   01/01/2005 to 12/31/2005...........    $14.03       $13.71        24,950
   01/01/2006 to 12/31/2006...........    $13.71       $15.48        30,883
   01/01/2007 to 12/31/2007...........    $15.48       $11.01        68,840
   01/01/2008 to 12/31/2008...........    $11.01       $ 5.72        39,652
   01/01/2009 to 12/31/2009...........    $ 5.72       $ 5.36        84,204
   01/01/2010 to 12/31/2010...........    $ 5.36       $ 5.68        36,185
   01/01/2011 to 12/31/2011...........    $ 5.68       $ 4.07        20,307
   01/01/2012 to 12/31/2012...........    $ 4.07       $ 5.32        34,087
PROFUND VP BASIC MATERIALS
   01/01/2003 to 12/31/2003...........        --       $13.31        15,986
   01/01/2004 to 12/31/2004...........    $13.31       $14.35        35,537
   01/01/2005 to 12/31/2005...........    $14.35       $14.39       225,048
   01/01/2006 to 12/31/2006...........    $14.39       $16.26        99,572
   01/01/2007 to 12/31/2007...........    $16.26       $20.79       445,848
   01/01/2008 to 12/31/2008...........    $20.79       $ 9.88       122,938
   01/01/2009 to 12/31/2009...........    $ 9.88       $15.70       184,067
   01/01/2010 to 12/31/2010...........    $15.70       $19.93       143,104
   01/01/2011 to 12/31/2011...........    $19.93       $16.35        76,813
   01/01/2012 to 12/31/2012...........    $16.35       $17.36        61,895

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP BEAR
   01/01/2003 to 12/31/2003...........    $10.13       $ 7.47        36,686
   01/01/2004 to 12/31/2004...........    $ 7.47       $ 6.56        60,475
   01/01/2005 to 12/31/2005...........    $ 6.56       $ 6.33        94,983
   01/01/2006 to 12/31/2006...........    $ 6.33       $ 5.73       241,303
   01/01/2007 to 12/31/2007...........    $ 5.73       $ 5.64       175,231
   01/01/2008 to 12/31/2008...........    $ 5.64       $ 7.72       190,475
   01/01/2009 to 12/31/2009...........    $ 7.72       $ 5.45       264,037
   01/01/2010 to 12/31/2010...........    $ 5.45       $ 4.38       106,376
   01/01/2011 to 12/31/2011...........    $ 4.38       $ 3.91       113,352
   01/01/2012 to 12/31/2012...........    $ 3.91       $ 3.19        72,573
PROFUND VP BULL
   01/01/2003 to 12/31/2003...........    $ 9.75       $11.98        58,349
   01/01/2004 to 12/31/2004...........    $11.98       $12.75       570,114
   01/01/2005 to 12/31/2005...........    $12.75       $12.82       227,582
   01/01/2006 to 12/31/2006...........    $12.82       $14.26       420,368
   01/01/2007 to 12/31/2007...........    $14.26       $14.45       153,480
   01/01/2008 to 12/31/2008...........    $14.45       $ 8.81       209,017
   01/01/2009 to 12/31/2009...........    $ 8.81       $10.72       283,383
   01/01/2010 to 12/31/2010...........    $10.72       $11.81       164,975
   01/01/2011 to 12/31/2011...........    $11.81       $11.56       126,927
   01/01/2012 to 12/31/2012...........    $11.56       $12.88       107,446
PROFUND VP CONSUMER GOODS PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $12.27        54,297
   01/01/2005 to 12/31/2005...........    $12.27       $11.96        78,118
   01/01/2006 to 12/31/2006...........    $11.96       $13.18       110,972
   01/01/2007 to 12/31/2007...........    $13.18       $13.88        88,737
   01/01/2008 to 12/31/2008...........    $13.88       $ 9.95        27,004
   01/01/2009 to 12/31/2009...........    $ 9.95       $11.84        34,468
   01/01/2010 to 12/31/2010...........    $11.84       $13.59        64,627
   01/01/2011 to 12/31/2011...........    $13.59       $14.22        29,587
   01/01/2012 to 12/31/2012...........    $14.22       $15.43        39,678
PROFUND VP CONSUMER SERVICES
   01/01/2003 to 12/31/2003...........        --       $11.62         5,655
   01/01/2004 to 12/31/2004...........    $11.62       $12.24         8,198
   01/01/2005 to 12/31/2005...........    $12.24       $11.42        29,043
   01/01/2006 to 12/31/2006...........    $11.42       $12.51        41,876
   01/01/2007 to 12/31/2007...........    $12.51       $11.23        27,017
   01/01/2008 to 12/31/2008...........    $11.23       $ 7.54        15,810
   01/01/2009 to 12/31/2009...........    $ 7.54       $ 9.65        23,198
   01/01/2010 to 12/31/2010...........    $ 9.65       $11.47        20,918
   01/01/2011 to 12/31/2011...........    $11.47       $11.84        11,838
   01/01/2012 to 12/31/2012...........    $11.84       $14.14        27,651

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP EUROPE 30
   01/01/2003 to 12/31/2003...........        --       $13.16        40,636
   01/01/2004 to 12/31/2004...........    $13.16       $14.72       162,300
   01/01/2005 to 12/31/2005...........    $14.72       $15.57       154,224
   01/01/2006 to 12/31/2006...........    $15.57       $17.90       130,994
   01/01/2007 to 12/31/2007...........    $17.90       $20.07       281,193
   01/01/2008 to 12/31/2008...........    $20.07       $11.00        59,698
   01/01/2009 to 12/31/2009...........    $11.00       $14.24        48,736
   01/01/2010 to 12/31/2010...........    $14.24       $14.30        29,674
   01/01/2011 to 12/31/2011...........    $14.30       $12.75        16,176
   01/01/2012 to 12/31/2012...........    $12.75       $14.54        35,882
PROFUND VP FINANCIALS
   01/01/2003 to 12/31/2003...........        --       $12.42        27,402
   01/01/2004 to 12/31/2004...........    $12.42       $13.41        35,528
   01/01/2005 to 12/31/2005...........    $13.41       $13.64       162,740
   01/01/2006 to 12/31/2006...........    $13.64       $15.66        82,558
   01/01/2007 to 12/31/2007...........    $15.66       $12.40        73,589
   01/01/2008 to 12/31/2008...........    $12.40       $ 6.00        69,357
   01/01/2009 to 12/31/2009...........    $ 6.00       $ 6.75       136,275
   01/01/2010 to 12/31/2010...........    $ 6.75       $ 7.33       120,152
   01/01/2011 to 12/31/2011...........    $ 7.33       $ 6.18        67,948
   01/01/2012 to 12/31/2012...........    $ 6.18       $ 7.54       122,229
PROFUND VP HEALTH CARE
   01/01/2003 to 12/31/2003...........        --       $11.02        56,392
   01/01/2004 to 12/31/2004...........    $11.02       $11.04       139,890
   01/01/2005 to 12/31/2005...........    $11.04       $11.45       206,359
   01/01/2006 to 12/31/2006...........    $11.45       $11.79       192,150
   01/01/2007 to 12/31/2007...........    $11.79       $12.30       184,483
   01/01/2008 to 12/31/2008...........    $12.30       $ 9.11        92,336
   01/01/2009 to 12/31/2009...........    $ 9.11       $10.66        81,010
   01/01/2010 to 12/31/2010...........    $10.66       $10.72        75,184
   01/01/2011 to 12/31/2011...........    $10.72       $11.56        61,783
   01/01/2012 to 12/31/2012...........    $11.56       $13.27        71,876
PROFUND VP INDUSTRIALS
   01/01/2003 to 12/31/2003...........        --       $12.81         4,507
   01/01/2004 to 12/31/2004...........    $12.81       $14.20        14,026
   01/01/2005 to 12/31/2005...........    $14.20       $14.23        93,442
   01/01/2006 to 12/31/2006...........    $14.23       $15.55        26,520
   01/01/2007 to 12/31/2007...........    $15.55       $16.99        99,093
   01/01/2008 to 12/31/2008...........    $16.99       $ 9.90        16,797
   01/01/2009 to 12/31/2009...........    $ 9.90       $12.02        57,678
   01/01/2010 to 12/31/2010...........    $12.02       $14.55        25,519
   01/01/2011 to 12/31/2011...........    $14.55       $13.99        24,580
   01/01/2012 to 12/31/2012...........    $13.99       $15.85        14,141
PROFUND VP JAPAN
   01/01/2003 to 12/31/2003...........        --       $12.67        10,769
   01/01/2004 to 12/31/2004...........    $12.67       $13.33        62,668
   01/01/2005 to 12/31/2005...........    $13.33       $18.50       396,434
   01/01/2006 to 12/31/2006...........    $18.50       $20.06       217,191
   01/01/2007 to 12/31/2007...........    $20.06       $17.66       106,236
   01/01/2008 to 12/31/2008...........    $17.66       $10.22        35,190
   01/01/2009 to 12/31/2009...........    $10.22       $11.04        31,756
   01/01/2010 to 12/31/2010...........    $11.04       $10.10        29,673
   01/01/2011 to 12/31/2011...........    $10.10       $ 8.05        26,372
   01/01/2012 to 12/31/2012...........    $ 8.05       $ 9.68        49,791

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP LARGE-CAP GROWTH
   01/01/2004 to 12/31/2004...........        --       $10.37         6,286
   01/01/2005 to 12/31/2005...........    $10.37       $10.24       125,451
   01/01/2006 to 12/31/2006...........    $10.24       $10.93       121,324
   01/01/2007 to 12/31/2007...........    $10.93       $11.44       253,140
   01/01/2008 to 12/31/2008...........    $11.44       $ 7.22        72,487
   01/01/2009 to 12/31/2009...........    $ 7.22       $ 9.16        90,675
   01/01/2010 to 12/31/2010...........    $ 9.16       $10.15        75,262
   01/01/2011 to 12/31/2011...........    $10.15       $10.24        65,725
   01/01/2012 to 12/31/2012...........    $10.24       $11.29        61,765
PROFUND VP LARGE-CAP VALUE
   01/01/2004 to 12/31/2004...........        --       $10.36         1,123
   01/01/2005 to 12/31/2005...........    $10.36       $10.45       268,719
   01/01/2006 to 12/31/2006...........    $10.45       $12.13       332,801
   01/01/2007 to 12/31/2007...........    $12.13       $11.89       153,596
   01/01/2008 to 12/31/2008...........    $11.89       $ 6.92        65,198
   01/01/2009 to 12/31/2009...........    $ 6.92       $ 8.09        87,465
   01/01/2010 to 12/31/2010...........    $ 8.09       $ 8.94        63,646
   01/01/2011 to 12/31/2011...........    $ 8.94       $ 8.64       105,107
   01/01/2012 to 12/31/2012...........    $ 8.64       $ 9.75        46,554
PROFUND VP MID-CAP GROWTH
   01/01/2003 to 12/31/2003...........    $ 9.81       $12.28        47,141
   01/01/2004 to 12/31/2004...........    $12.28       $13.35       163,302
   01/01/2005 to 12/31/2005...........    $13.35       $14.53       263,503
   01/01/2006 to 12/31/2006...........    $14.53       $14.78       271,992
   01/01/2007 to 12/31/2007...........    $14.78       $16.16       155,791
   01/01/2008 to 12/31/2008...........    $16.16       $ 9.68        37,211
   01/01/2009 to 12/31/2009...........    $ 9.68       $13.10        57,593
   01/01/2010 to 12/31/2010...........    $13.10       $16.46       125,676
   01/01/2011 to 12/31/2011...........    $16.46       $15.64        66,754
   01/01/2012 to 12/31/2012...........    $15.64       $17.66        62,357
PROFUND VP MID-CAP VALUE
   01/01/2003 to 12/31/2003...........    $10.06       $13.36        99,189
   01/01/2004 to 12/31/2004...........    $13.36       $15.16       304,648
   01/01/2005 to 12/31/2005...........    $15.16       $16.15       247,385
   01/01/2006 to 12/31/2006...........    $16.15       $17.75       498,445
   01/01/2007 to 12/31/2007...........    $17.75       $17.53       188,252
   01/01/2008 to 12/31/2008...........    $17.53       $10.93        39,702
   01/01/2009 to 12/31/2009...........    $10.93       $13.99        68,599
   01/01/2010 to 12/31/2010...........    $13.99       $16.49        62,640
   01/01/2011 to 12/31/2011...........    $16.49       $15.51        56,083
   01/01/2012 to 12/31/2012...........    $15.51       $17.69        68,194

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP NASDAQ-100
   01/01/2003 to 12/31/2003...........        --       $13.44        34,480
   01/01/2004 to 12/31/2004...........    $13.44       $14.27       225,055
   01/01/2005 to 12/31/2005...........    $14.27       $13.99       235,353
   01/01/2006 to 12/31/2006...........    $13.99       $14.43       177,301
   01/01/2007 to 12/31/2007...........    $14.43       $16.61       275,479
   01/01/2008 to 12/31/2008...........    $16.61       $ 9.35        70,464
   01/01/2009 to 12/31/2009...........    $ 9.35       $13.91        56,305
   01/01/2010 to 12/31/2010...........    $13.91       $16.09        44,490
   01/01/2011 to 12/31/2011...........    $16.09       $15.97        58,595
   01/01/2012 to 12/31/2012...........    $15.97       $18.17        56,821
PROFUND VP OIL & GAS
   01/01/2003 to 12/31/2003...........        --       $12.10        25,623
   01/01/2004 to 12/31/2004...........    $12.10       $15.32       174,913
   01/01/2005 to 12/31/2005...........    $15.32       $19.68       268,965
   01/01/2006 to 12/31/2006...........    $19.68       $23.23       378,931
   01/01/2007 to 12/31/2007...........    $23.23       $30.11       465,621
   01/01/2008 to 12/31/2008...........    $30.11       $18.58       104,141
   01/01/2009 to 12/31/2009...........    $18.58       $20.99       129,604
   01/01/2010 to 12/31/2010...........    $20.99       $24.19       129,411
   01/01/2011 to 12/31/2011...........    $24.19       $24.20        91,966
   01/01/2012 to 12/31/2012...........    $24.20       $24.37        79,487
PROFUND VP PHARMACEUTICALS
   01/01/2003 to 12/31/2003...........        --       $ 9.94         6,346
   01/01/2004 to 12/31/2004...........    $ 9.94       $ 8.83        70,946
   01/01/2005 to 12/31/2005...........    $ 8.83       $ 8.31        38,751
   01/01/2006 to 12/31/2006...........    $ 8.31       $ 9.12       301,226
   01/01/2007 to 12/31/2007...........    $ 9.12       $ 9.13       125,286
   01/01/2008 to 12/31/2008...........    $ 9.13       $ 7.19        59,940
   01/01/2009 to 12/31/2009...........    $ 7.19       $ 8.23        44,723
   01/01/2010 to 12/31/2010...........    $ 8.23       $ 8.09        53,060
   01/01/2011 to 12/31/2011...........    $ 8.09       $ 9.19        61,543
   01/01/2012 to 12/31/2012...........    $ 9.19       $10.06        59,313
PROFUND VP PRECIOUS METALS
   01/01/2003 to 12/31/2003...........        --       $15.39        44,664
   01/01/2004 to 12/31/2004...........    $15.39       $13.57       111,588
   01/01/2005 to 12/31/2005...........    $13.57       $16.77       355,677
   01/01/2006 to 12/31/2006...........    $16.77       $17.62       380,819
   01/01/2007 to 12/31/2007...........    $17.62       $21.11       303,297
   01/01/2008 to 12/31/2008...........    $21.11       $14.30       129,395
   01/01/2009 to 12/31/2009...........    $14.30       $18.93       228,627
   01/01/2010 to 12/31/2010...........    $18.93       $24.63       229,454
   01/01/2011 to 12/31/2011...........    $24.63       $19.47       140,220
   01/01/2012 to 12/31/2012...........    $19.47       $16.28       144,590

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP REAL ESTATE
   01/01/2003 to 12/31/2003...........        --       $13.29        32,970
   01/01/2004 to 12/31/2004...........    $13.29       $16.54       128,625
   01/01/2005 to 12/31/2005...........    $16.54       $17.28        85,607
   01/01/2006 to 12/31/2006...........    $17.28       $22.40       173,398
   01/01/2007 to 12/31/2007...........    $22.40       $17.62       115,442
   01/01/2008 to 12/31/2008...........    $17.62       $10.13        33,911
   01/01/2009 to 12/31/2009...........    $10.13       $12.67        61,430
   01/01/2010 to 12/31/2010...........    $12.67       $15.46        48,254
   01/01/2011 to 12/31/2011...........    $15.46       $15.85        30,773
   01/01/2012 to 12/31/2012...........    $15.85       $18.17        38,200
PROFUND VP RISING RATES OPPORTUNITY
   01/01/2003 to 12/31/2003...........        --       $ 9.09        82,598
   01/01/2004 to 12/31/2004...........    $ 9.09       $ 7.93       588,490
   01/01/2005 to 12/31/2005...........    $ 7.93       $ 7.15       558,491
   01/01/2006 to 12/31/2006...........    $ 7.15       $ 7.70       427,215
   01/01/2007 to 12/31/2007...........    $ 7.70       $ 7.14       391,162
   01/01/2008 to 12/31/2008...........    $ 7.14       $ 4.34       189,662
   01/01/2009 to 12/31/2009...........    $ 4.34       $ 5.61       213,459
   01/01/2010 to 12/31/2010...........    $ 5.61       $ 4.61       224,827
   01/01/2011 to 12/31/2011...........    $ 4.61       $ 2.82        97,280
   01/01/2012 to 12/31/2012...........    $ 2.82       $ 2.57       116,206
PROFUND VP SHORT NASDAQ-100
   01/01/2003 to 12/31/2003...........        --       $ 6.40        20,167
   01/01/2004 to 12/31/2004...........    $ 6.40       $ 5.57        65,148
   01/01/2005 to 12/31/2005...........    $ 5.57       $ 5.49       182,361
   01/01/2006 to 12/31/2006...........    $ 5.49       $ 5.30       254,438
   01/01/2007 to 12/31/2007...........    $ 5.30       $ 4.59       184,221
   01/01/2008 to 12/31/2008...........    $ 4.59       $ 6.65        78,761
   01/01/2009 to 12/31/2009...........    $ 6.65       $ 3.86        69,995
   01/01/2010 to 12/31/2010...........    $ 3.86       $ 2.98        55,108
   01/01/2011 to 12/31/2011...........    $ 2.98       $ 2.61        57,620
   01/01/2012 to 12/31/2012...........    $ 2.61       $ 2.07         7,430
PROFUND VP SMALL-CAP GROWTH
   01/01/2003 to 12/31/2003...........        --       $13.01       210,595
   01/01/2004 to 12/31/2004...........    $13.01       $15.26       285,725
   01/01/2005 to 12/31/2005...........    $15.26       $16.05       343,202
   01/01/2006 to 12/31/2006...........    $16.05       $17.07       211,447
   01/01/2007 to 12/31/2007...........    $17.07       $17.38       132,369
   01/01/2008 to 12/31/2008...........    $17.38       $11.22        55,933
   01/01/2009 to 12/31/2009...........    $11.22       $13.85        71,642
   01/01/2010 to 12/31/2010...........    $13.85       $17.04       101,087
   01/01/2011 to 12/31/2011...........    $17.04       $16.89        65,138
   01/01/2012 to 12/31/2012...........    $16.89       $18.58        44,142

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP SMALL-CAP VALUE
   01/01/2003 to 12/31/2003...........        --       $13.37       207,523
   01/01/2004 to 12/31/2004...........    $13.37       $15.71       596,413
   01/01/2005 to 12/31/2005...........    $15.71       $15.99       288,760
   01/01/2006 to 12/31/2006...........    $15.99       $18.38       318,982
   01/01/2007 to 12/31/2007...........    $18.38       $16.68       116,304
   01/01/2008 to 12/31/2008...........    $16.68       $11.31        44,169
   01/01/2009 to 12/31/2009...........    $11.31       $13.33        69,299
   01/01/2010 to 12/31/2010...........    $13.33       $15.92        61,488
   01/01/2011 to 12/31/2011...........    $15.92       $14.94        36,700
   01/01/2012 to 12/31/2012...........    $14.94       $16.98        52,340
PROFUND VP TELECOMMUNICATIONS
   01/01/2003 to 12/31/2003...........        --       $10.05        13,783
   01/01/2004 to 12/31/2004...........    $10.05       $11.37        34,691
   01/01/2005 to 12/31/2005...........    $11.37       $10.38        13,916
   01/01/2006 to 12/31/2006...........    $10.38       $13.65       184,638
   01/01/2007 to 12/31/2007...........    $13.65       $14.47       318,002
   01/01/2008 to 12/31/2008...........    $14.47       $ 9.29        15,272
   01/01/2009 to 12/31/2009...........    $ 9.29       $ 9.75        19,670
   01/01/2010 to 12/31/2010...........    $ 9.75       $11.04        54,476
   01/01/2011 to 12/31/2011...........    $11.04       $11.00        22,086
   01/01/2012 to 12/31/2012...........    $11.00       $12.54        14,614
PROFUND VP U.S. GOVERNMENT PLUS
   01/01/2003 to 12/31/2003...........    $10.19       $ 9.72        32,854
   01/01/2004 to 12/31/2004...........    $ 9.72       $10.29       111,072
   01/01/2005 to 12/31/2005...........    $10.29       $10.97       160,143
   01/01/2006 to 12/31/2006...........    $10.97       $10.25       134,100
   01/01/2007 to 12/31/2007...........    $10.25       $11.04       337,042
   01/01/2008 to 12/31/2008...........    $11.04       $16.18       157,366
   01/01/2009 to 12/31/2009...........    $16.18       $10.67        63,216
   01/01/2010 to 12/31/2010...........    $10.67       $11.49        38,912
   01/01/2011 to 12/31/2011...........    $11.49       $16.14        97,903
   01/01/2012 to 12/31/2012...........    $16.14       $15.95        39,726
PROFUND VP ULTRAMID-CAP
   01/01/2003 to 12/31/2003...........        --       $16.41        88,028
   01/01/2004 to 12/31/2004...........    $16.41       $20.51       150,540
   01/01/2005 to 12/31/2005...........    $20.51       $23.66       248,718
   01/01/2006 to 12/31/2006...........    $23.66       $25.61       250,888
   01/01/2007 to 12/31/2007...........    $25.61       $26.56       375,199
   01/01/2008 to 12/31/2008...........    $26.56       $ 8.45       218,214
   01/01/2009 to 12/31/2009...........    $ 8.45       $13.71       288,399
   01/01/2010 to 12/31/2010...........    $13.71       $20.08       153,212
   01/01/2011 to 12/31/2011...........    $20.08       $16.96        88,999
   01/01/2012 to 12/31/2012...........    $16.96       $21.99        45,447

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP UTILITIES
   01/01/2003 to 12/31/2003...........        --       $12.60         10,588
   01/01/2004 to 12/31/2004...........    $12.60       $14.92         87,691
   01/01/2005 to 12/31/2005...........    $14.92       $16.51        276,154
   01/01/2006 to 12/31/2006...........    $16.51       $19.26        275,767
   01/01/2007 to 12/31/2007...........    $19.26       $21.82        438,658
   01/01/2008 to 12/31/2008...........    $21.82       $14.80         87,849
   01/01/2009 to 12/31/2009...........    $14.80       $16.04         74,218
   01/01/2010 to 12/31/2010...........    $16.04       $16.63         83,533
   01/01/2011 to 12/31/2011...........    $16.63       $19.12         95,026
   01/01/2012 to 12/31/2012...........    $19.12       $18.73         63,724
PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.52         23,863
   01/01/2005 to 12/31/2005...........    $10.52       $11.99         52,658
   01/01/2006 to 12/31/2006...........    $11.99       $14.20         73,974
   01/01/2007 to 12/31/2007...........    $14.20       $16.61        107,588
   01/01/2008 to 12/31/2008...........    $16.61       $ 8.08         68,154
   01/01/2009 to 12/31/2009...........    $ 8.08       $10.84         67,287
   01/01/2010 to 12/31/2010...........    $10.84       $12.09         37,928
   01/01/2011 to 12/31/2011...........    $12.09       $10.07         27,818
   01/01/2012 to 12/31/2012...........    $10.07       $12.06         28,224
S&P TARGET 24 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.71         72,575
   01/01/2005 to 12/31/2005...........    $10.71       $10.92        134,956
   01/01/2006 to 12/31/2006...........    $10.92       $10.99        112,537
   01/01/2007 to 12/31/2007...........    $10.99       $11.20        146,540
   01/01/2008 to 12/31/2008...........    $11.20       $ 7.90         84,983
   01/01/2009 to 12/31/2009...........    $ 7.90       $ 8.80         89,354
   01/01/2010 to 12/31/2010...........    $ 8.80       $10.27         92,218
   01/01/2011 to 12/31/2011...........    $10.27       $10.91         51,465
   01/01/2012 to 12/31/2012...........    $10.91       $11.68         47,971
TARGET MANAGED VIP PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.28        429,320
   01/01/2005 to 12/31/2005...........    $11.28       $11.84      1,216,456
   01/01/2006 to 12/31/2006...........    $11.84       $12.92      1,540,716
   01/01/2007 to 12/31/2007...........    $12.92       $13.84        910,035
   01/01/2008 to 12/31/2008...........    $13.84       $ 7.47        457,580
   01/01/2009 to 12/31/2009...........    $ 7.47       $ 8.26        389,081
   01/01/2010 to 12/31/2010...........    $ 8.26       $ 9.63        289,263
   01/01/2011 to 12/31/2011...........    $ 9.63       $ 9.27        252,078
   01/01/2012 to 12/31/2012...........    $ 9.27       $10.25        193,723
THE DOW DART 10 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.45         82,728
   01/01/2005 to 12/31/2005...........    $10.45       $ 9.89         69,453
   01/01/2006 to 12/31/2006...........    $ 9.89       $12.16        205,188
   01/01/2007 to 12/31/2007...........    $12.16       $11.97         87,214
   01/01/2008 to 12/31/2008...........    $11.97       $ 8.37         53,091
   01/01/2009 to 12/31/2009...........    $ 8.37       $ 9.34         35,955
   01/01/2010 to 12/31/2010...........    $ 9.34       $10.67         36,780
   01/01/2011 to 12/31/2011...........    $10.67       $11.24         49,214
   01/01/2012 to 12/31/2012...........    $11.24       $12.18         53,554

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
THE DOW TARGET DIVIDEND PORTFOLIO
   05/02/2005* to 12/31/2005..........    $10.00       $ 9.73       187,402
   01/01/2006 to 12/31/2006...........    $ 9.73       $11.24       554,240
   01/01/2007 to 12/31/2007...........    $11.24       $11.12       440,498
   01/01/2008 to 12/31/2008...........    $11.12       $ 6.47       195,044
   01/01/2009 to 12/31/2009...........    $ 6.47       $ 7.23       239,847
   01/01/2010 to 12/31/2010...........    $ 7.23       $ 8.24       186,641
   01/01/2011 to 12/31/2011...........    $ 8.24       $ 8.55       141,312
   01/01/2012 to 12/31/2012...........    $ 8.55       $ 8.83       119,115
WELLS FARGO ADVANTAGE VT EQUITY INCOME
   01/01/2003 to 12/31/2003...........    $ 9.90       $12.23        15,983
   01/01/2004 to 12/31/2004...........    $12.23       $13.29        63,454
   01/01/2005 to 12/31/2005...........    $13.29       $13.70       112,171
   01/01/2006 to 12/31/2006...........    $13.70       $15.90       108,730
   01/01/2007 to 12/31/2007...........    $15.90       $15.99        99,407
   01/01/2008 to 12/31/2008...........    $15.99       $ 9.94        47,157
   01/01/2009 to 12/31/2009...........    $ 9.94       $11.36        38,410
   01/01/2010 to 07/16/2010...........    $11.36       $10.89             0
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $14.10       $17.00       114,482
   01/01/2011 to 12/31/2011...........    $17.00       $14.51       121,166
   01/01/2012 to 12/31/2012...........    $14.51       $16.14        75,836
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
   07/16/2010* to 12/31/2010..........    $10.89       $12.66        66,477
   01/01/2011 to 12/31/2011...........    $12.66       $12.12        78,758
   01/01/2012 to 12/31/2012...........    $12.12       $14.17        65,177
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $14.91       $18.76        82,347
   01/01/2011 to 12/31/2011...........    $18.76       $17.38        92,812
   01/01/2012 to 12/31/2012...........    $17.38       $20.53        93,751
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $ 9.59       $12.22        97,640
   01/01/2011 to 12/31/2011...........    $12.22       $11.44        47,400
   01/01/2012 to 12/31/2012...........    $11.44       $12.10        46,887

* Denotes the start date of these sub-accounts

                                   ASXT SIX

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: WITH LT5 OR WITH ANY ONE OF EBP OR HAV AND GMWB OR HAV AND HD GRO/GRO PLUS 2008 OR EBP AND HD GRO/GRO PLUS 2008 OR HD GRO 60 BPS
                    OR GRO PLUS 2008 60 BPS OR HD5 (2.25%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
ACCESS VP HIGH YIELD FUND
   05/02/2005* to 12/31/2005..........    $10.00       $10.52               0
   01/01/2006 to 12/31/2006...........    $10.52       $11.27               0
   01/01/2007 to 12/31/2007...........    $11.27       $11.58               0
   01/01/2008 to 12/31/2008...........    $11.58       $10.80               0
   01/01/2009 to 12/31/2009...........    $10.80       $12.34               0
   01/01/2010 to 12/31/2010...........    $12.34       $14.04               0
   01/01/2011 to 12/31/2011...........    $14.04       $14.10               0
   01/01/2012 to 12/31/2012...........    $14.10       $15.73               0
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.01       4,054,794
   01/01/2006 to 12/31/2006...........    $10.01       $10.94      60,459,906
   01/01/2007 to 12/31/2007...........    $10.94       $11.68     102,797,613
   01/01/2008 to 12/31/2008...........    $11.68       $ 7.78      75,453,329
   01/01/2009 to 12/31/2009...........    $ 7.78       $ 9.46      74,798,204
   01/01/2010 to 12/31/2010...........    $ 9.46       $10.35      72,644,706
   01/01/2011 to 12/31/2011...........    $10.35       $ 9.85      61,319,650
   01/01/2012 to 12/31/2012...........    $ 9.85       $10.84      57,128,002
AST ADVANCED STRATEGIES PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.61      15,585,099
   01/01/2007 to 12/31/2007...........    $10.61       $11.35      40,026,136
   01/01/2008 to 12/31/2008...........    $11.35       $ 7.79      28,466,422
   01/01/2009 to 12/31/2009...........    $ 7.79       $ 9.61      28,706,289
   01/01/2010 to 12/31/2010...........    $ 9.61       $10.68      30,055,291
   01/01/2011 to 12/31/2011...........    $10.68       $10.45      25,000,590
   01/01/2012 to 12/31/2012...........    $10.45       $11.61      25,101,059
AST ALGER ALL-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $ 5.84          87,326
   01/01/2004 to 12/31/2004...........    $ 5.84       $ 6.19         107,188
   01/01/2005 to 12/02/2005...........    $ 6.19       $ 7.07               0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $ 8.65         154,955
   01/01/2004 to 12/31/2004...........    $ 8.65       $ 9.31         215,645
   01/01/2005 to 12/02/2005...........    $ 9.31       $10.23               0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $ 8.22         195,232
   01/01/2004 to 12/31/2004...........    $ 8.22       $ 9.04         372,540
   01/01/2005 to 12/31/2005...........    $ 9.04       $ 9.25         370,561
   01/01/2006 to 12/31/2006...........    $ 9.25       $10.56         335,193
   01/01/2007 to 12/31/2007...........    $10.56       $10.31         319,458
   01/01/2008 to 12/31/2008...........    $10.31       $ 6.58         771,578
   01/01/2009 to 12/31/2009...........    $ 6.58       $ 7.57       1,273,959
   01/01/2010 to 12/31/2010...........    $ 7.57       $ 8.43       1,430,682
   01/01/2011 to 12/31/2011...........    $ 8.43       $ 8.53       1,430,887
   01/01/2012 to 05/04/2012...........    $ 8.53       $ 9.25               0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.02       1,320,556
   01/01/2006 to 12/31/2006...........    $10.02       $10.83      13,643,567
   01/01/2007 to 12/31/2007...........    $10.83       $11.55      28,754,710
   01/01/2008 to 12/31/2008...........    $11.55       $ 8.05      25,276,368
   01/01/2009 to 12/31/2009...........    $ 8.05       $ 9.70      31,686,971
   01/01/2010 to 12/31/2010...........    $ 9.70       $10.65      36,176,891
   01/01/2011 to 12/31/2011...........    $10.65       $10.28      28,001,755
   01/01/2012 to 12/31/2012...........    $10.28       $11.31      27,966,738
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 9.13         780,622
   01/01/2012 to 12/31/2012...........    $ 9.13       $ 9.99       1,253,385
AST BLACKROCK VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $ 9.28         137,247
   01/01/2004 to 12/31/2004...........    $ 9.28       $10.72         199,601
   01/01/2005 to 12/31/2005...........    $10.72       $11.45         249,862
   01/01/2006 to 12/31/2006...........    $11.45       $13.63         220,823
   01/01/2007 to 12/31/2007...........    $13.63       $13.48         199,588
   01/01/2008 to 12/31/2008...........    $13.48       $ 8.26         357,327
   01/01/2009 to 12/31/2009...........    $ 8.26       $ 9.55         955,597
   01/01/2010 to 12/31/2010...........    $ 9.55       $10.50       2,241,213
   01/01/2011 to 12/31/2011...........    $10.50       $10.21         930,254
   01/01/2012 to 12/31/2012...........    $10.21       $11.32         944,041
AST BOND PORTFOLIO 2015
   01/28/2008* to 12/31/2008..........    $10.00       $11.25       1,472,001
   01/01/2009 to 12/31/2009...........    $11.25       $10.96       1,375,798
   01/01/2010 to 12/31/2010...........    $10.96       $11.71       1,085,813
   01/01/2011 to 12/31/2011...........    $11.71       $12.18       1,057,536
   01/01/2012 to 12/31/2012...........    $12.18       $12.27         878,447

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........    $10.00       $ 9.34         301,692
   01/01/2010 to 12/31/2010...........    $ 9.34       $10.09       1,956,001
   01/01/2011 to 12/31/2011...........    $10.09       $10.81       5,687,758
   01/01/2012 to 12/31/2012...........    $10.81       $11.01       2,714,415
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010..........    $10.00       $10.71       5,765,075
   01/01/2011 to 12/31/2011...........    $10.71       $11.67      16,283,905
   01/01/2012 to 12/31/2012...........    $11.67       $11.99       8,777,912
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........    $10.00       $11.98         794,529
   01/01/2009 to 12/31/2009...........    $11.98       $11.01         648,900
   01/01/2010 to 12/31/2010...........    $11.01       $11.96         380,587
   01/01/2011 to 12/31/2011...........    $11.96       $13.28      18,091,824
   01/01/2012 to 12/31/2012...........    $13.28       $13.72      11,790,403
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........    $10.00       $12.05         945,503
   01/01/2009 to 12/31/2009...........    $12.05       $10.87         975,406
   01/01/2010 to 12/31/2010...........    $10.87       $11.84         825,635
   01/01/2011 to 12/31/2011...........    $11.84       $13.42         493,191
   01/01/2012 to 12/31/2012...........    $13.42       $13.88       5,116,240
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........    $10.00       $ 8.75          23,608
   01/01/2010 to 12/31/2010...........    $ 8.75       $ 9.56       1,680,903
   01/01/2011 to 12/31/2011...........    $ 9.56       $11.10         404,480
   01/01/2012 to 12/31/2012...........    $11.10       $11.53          92,420
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........    $10.00       $10.96       1,406,400
   01/01/2011 to 12/31/2011...........    $10.96       $12.89      16,469,682
   01/01/2012 to 12/31/2012...........    $12.89       $13.45       7,323,210
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........    $10.00       $11.97       6,285,340
   01/01/2012 to 12/31/2012...........    $11.97       $12.38       9,408,401
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........    $10.00       $10.35       3,237,048
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.00       5,254,502
   01/01/2006 to 12/31/2006...........    $10.00       $11.11      85,438,169
   01/01/2007 to 12/31/2007...........    $11.11       $11.92     150,334,869
   01/01/2008 to 12/31/2008...........    $11.92       $ 7.58     101,095,109
   01/01/2009 to 12/31/2009...........    $ 7.58       $ 9.29     102,077,908
   01/01/2010 to 12/31/2010...........    $ 9.29       $10.29     101,267,042
   01/01/2011 to 12/31/2011...........    $10.29       $ 9.82      83,369,592
   01/01/2012 to 12/31/2012...........    $ 9.82       $10.91      79,395,120

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.03        205,441
   01/01/2008 to 12/31/2008...........    $10.03       $ 7.10      2,073,853
   01/01/2009 to 12/31/2009...........    $ 7.10       $ 8.57      3,975,651
   01/01/2010 to 12/31/2010...........    $ 8.57       $ 9.37      5,406,914
   01/01/2011 to 12/31/2011...........    $ 9.37       $ 9.00      4,727,624
   01/01/2012 to 12/31/2012...........    $ 9.00       $ 9.70      4,685,920
AST COHEN & STEERS REALTY PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $10.47          8,884
   01/01/2004 to 12/31/2004...........    $10.47       $14.12         68,406
   01/01/2005 to 12/31/2005...........    $14.12       $15.85         81,009
   01/01/2006 to 12/31/2006...........    $15.85       $21.18         81,551
   01/01/2007 to 12/31/2007...........    $21.18       $16.57         76,243
   01/01/2008 to 12/31/2008...........    $16.57       $10.52        126,275
   01/01/2009 to 12/31/2009...........    $10.52       $13.57        335,750
   01/01/2010 to 12/31/2010...........    $13.57       $17.07        391,589
   01/01/2011 to 12/31/2011...........    $17.07       $17.79        219,652
   01/01/2012 to 12/31/2012...........    $17.79       $20.05        251,456
AST DEAM SMALL-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $10.70         22,847
   01/01/2004 to 12/31/2004...........    $10.70       $12.78         63,057
   01/01/2005 to 12/31/2005...........    $12.78       $12.64         85,476
   01/01/2006 to 12/31/2006...........    $12.64       $14.82         71,575
   01/01/2007 to 12/31/2007...........    $14.82       $11.91         63,523
   01/01/2008 to 07/18/2008...........    $11.91       $10.88              0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $ 8.06         79,226
   01/01/2004 to 12/31/2004...........    $ 8.06       $ 9.70        324,340
   01/01/2005 to 12/31/2005...........    $ 9.70       $10.38      5,867,757
   01/01/2006 to 12/31/2006...........    $10.38       $11.45      4,568,992
   01/01/2007 to 12/31/2007...........    $11.45       $12.45      4,176,512
   01/01/2008 to 12/31/2008...........    $12.45       $ 6.80      4,202,964
   01/01/2009 to 12/31/2009...........    $ 6.80       $ 8.82      3,992,101
   01/01/2010 to 12/31/2010...........    $ 8.82       $11.43      4,161,419
   01/01/2011 to 12/31/2011...........    $11.43       $ 9.71      3,304,315
   01/01/2012 to 12/31/2012...........    $ 9.71       $11.39      2,853,534
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $ 9.99        275,326
   01/01/2008 to 12/31/2008...........    $ 9.99       $ 7.11      1,382,568
   01/01/2009 to 12/31/2009...........    $ 7.11       $ 8.43      2,259,311
   01/01/2010 to 12/31/2010...........    $ 8.43       $ 9.33      2,753,772
   01/01/2011 to 12/31/2011...........    $ 9.33       $ 8.90      2,749,169
   01/01/2012 to 12/31/2012...........    $ 8.90       $ 9.88      2,841,155

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.53      14,453,011
   01/01/2007 to 12/31/2007...........    $10.53       $11.17      39,197,527
   01/01/2008 to 12/31/2008...........    $11.17       $ 7.15      23,823,391
   01/01/2009 to 12/31/2009...........    $ 7.15       $ 8.66      25,641,694
   01/01/2010 to 12/31/2010...........    $ 8.66       $ 9.68      27,635,371
   01/01/2011 to 12/31/2011...........    $ 9.68       $ 9.32      23,184,216
   01/01/2012 to 12/31/2012...........    $ 9.32       $10.08      21,922,626
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.43      16,318,465
   01/01/2007 to 12/31/2007...........    $10.43       $11.36      47,156,856
   01/01/2008 to 12/31/2008...........    $11.36       $ 6.58      31,425,844
   01/01/2009 to 12/31/2009...........    $ 6.58       $ 8.11      33,343,551
   01/01/2010 to 12/31/2010...........    $ 8.11       $ 9.43      36,130,309
   01/01/2011 to 12/31/2011...........    $ 9.43       $ 8.65      29,569,330
   01/01/2012 to 12/31/2012...........    $ 8.65       $ 9.54      28,016,813
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.00       $ 7.45         439,198
   01/01/2009 to 11/13/2009...........    $ 7.45       $ 8.29               0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.70       5,517,070
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.17       $ 6.10           8,921
   01/01/2009 to 12/31/2009...........    $ 6.10       $ 8.05          70,669
   01/01/2010 to 12/31/2010...........    $ 8.05       $ 9.46         218,068
   01/01/2011 to 12/31/2011...........    $ 9.46       $ 8.78          99,905
   01/01/2012 to 12/31/2012...........    $ 8.78       $10.88         126,250
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $ 4.40         395,905
   01/01/2004 to 12/31/2004...........    $ 4.40       $ 4.46         541,661
   01/01/2005 to 12/31/2005...........    $ 4.46       $ 4.51         598,058
   01/01/2006 to 12/31/2006...........    $ 4.51       $ 4.85         542,823
   01/01/2007 to 12/31/2007...........    $ 4.85       $ 5.40         556,773
   01/01/2008 to 12/31/2008...........    $ 5.40       $ 3.15         517,467
   01/01/2009 to 12/31/2009...........    $ 3.15       $ 4.60       1,703,399
   01/01/2010 to 12/31/2010...........    $ 4.60       $ 4.96       1,214,669
   01/01/2011 to 12/31/2011...........    $ 4.96       $ 4.66         690,992
   01/01/2012 to 12/31/2012...........    $ 4.66       $ 5.46         720,641

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $ 9.88         976,756
   01/01/2004 to 12/31/2004...........    $ 9.88       $10.72       1,731,512
   01/01/2005 to 12/31/2005...........    $10.72       $10.98      26,378,598
   01/01/2006 to 12/31/2006...........    $10.98       $12.59      17,583,959
   01/01/2007 to 12/31/2007...........    $12.59       $12.93      15,042,519
   01/01/2008 to 12/31/2008...........    $12.93       $ 7.50      14,888,690
   01/01/2009 to 12/31/2009...........    $ 7.50       $ 8.74      14,472,445
   01/01/2010 to 12/31/2010...........    $ 8.74       $ 9.64      13,447,482
   01/01/2011 to 12/31/2011...........    $ 9.64       $ 8.90      11,688,804
   01/01/2012 to 12/31/2012...........    $ 8.90       $10.41      10,262,995
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $ 3.73         175,708
   01/01/2004 to 12/31/2004...........    $ 3.73       $ 4.24         457,010
   01/01/2005 to 12/31/2005...........    $ 4.24       $ 4.34       8,890,704
   01/01/2006 to 12/31/2006...........    $ 4.34       $ 4.51       6,444,166
   01/01/2007 to 12/31/2007...........    $ 4.51       $ 5.26       4,795,707
   01/01/2008 to 12/31/2008...........    $ 5.26       $ 3.05       4,668,204
   01/01/2009 to 12/31/2009...........    $ 3.05       $ 4.68       4,863,161
   01/01/2010 to 12/31/2010...........    $ 4.68       $ 5.48       5,034,524
   01/01/2011 to 12/31/2011...........    $ 5.48       $ 5.19       3,140,160
   01/01/2012 to 12/31/2012...........    $ 5.19       $ 6.07       3,004,326
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $16.67          73,852
   01/01/2004 to 12/31/2004...........    $16.67       $19.58          61,521
   01/01/2005 to 12/31/2005...........    $19.58       $20.09          59,682
   01/01/2006 to 12/31/2006...........    $20.09       $23.03          50,895
   01/01/2007 to 12/31/2007...........    $23.03       $21.35          51,526
   01/01/2008 to 12/31/2008...........    $21.35       $15.31         108,308
   01/01/2009 to 12/31/2009...........    $15.31       $18.99         152,310
   01/01/2010 to 12/31/2010...........    $18.99       $23.53         278,005
   01/01/2011 to 12/31/2011...........    $23.53       $23.30         145,006
   01/01/2012 to 12/31/2012...........    $23.30       $26.35         152,708
AST HIGH YIELD PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $10.60         346,126
   01/01/2004 to 12/31/2004...........    $10.60       $11.51         545,726
   01/01/2005 to 12/31/2005...........    $11.51       $11.37         610,956
   01/01/2006 to 12/31/2006...........    $11.37       $12.27         534,766
   01/01/2007 to 12/31/2007...........    $12.27       $12.29         381,166
   01/01/2008 to 12/31/2008...........    $12.29       $ 8.94         319,199
   01/01/2009 to 12/31/2009...........    $ 8.94       $11.85         795,835
   01/01/2010 to 12/31/2010...........    $11.85       $13.15       1,105,972
   01/01/2011 to 12/31/2011...........    $13.15       $13.26         726,173
   01/01/2012 to 12/31/2012...........    $13.26       $14.76         739,423
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.16          89,776
   01/01/2008 to 12/31/2008...........    $10.16       $ 7.53       1,501,593
   01/01/2009 to 12/31/2009...........    $ 7.53       $ 9.08       4,079,583
   01/01/2010 to 12/31/2010...........    $ 9.08       $ 9.91       4,803,274
   01/01/2011 to 12/31/2011...........    $ 9.91       $ 9.63       3,645,383
   01/01/2012 to 12/31/2012...........    $ 9.63       $10.37       3,718,760

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $13.86          29,434
   01/01/2004 to 12/31/2004...........    $13.86       $15.74         545,075
   01/01/2005 to 12/31/2005...........    $15.74       $17.93       8,655,832
   01/01/2006 to 12/31/2006...........    $17.93       $21.20       6,192,845
   01/01/2007 to 12/31/2007...........    $21.20       $24.67       5,332,206
   01/01/2008 to 12/31/2008...........    $24.67       $12.00       5,724,854
   01/01/2009 to 12/31/2009...........    $12.00       $15.87       5,162,536
   01/01/2010 to 12/31/2010...........    $15.87       $17.76       5,317,631
   01/01/2011 to 12/31/2011...........    $17.76       $15.12       4,477,136
   01/01/2012 to 12/31/2012...........    $15.12       $17.79       3,891,676
AST INTERNATIONAL VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $ 5.65          72,406
   01/01/2004 to 12/31/2004...........    $ 5.65       $ 6.69         122,795
   01/01/2005 to 12/31/2005...........    $ 6.69       $ 7.43         487,950
   01/01/2006 to 12/31/2006...........    $ 7.43       $ 9.26       1,708,815
   01/01/2007 to 12/31/2007...........    $ 9.26       $10.66       3,014,173
   01/01/2008 to 12/31/2008...........    $10.66       $ 5.84       2,755,958
   01/01/2009 to 12/31/2009...........    $ 5.84       $ 7.44       2,910,615
   01/01/2010 to 12/31/2010...........    $ 7.44       $ 8.08       2,881,182
   01/01/2011 to 12/31/2011...........    $ 8.08       $ 6.91       2,224,758
   01/01/2012 to 12/31/2012...........    $ 6.91       $ 7.88       2,382,592
AST INVESTMENT GRADE BOND PORTFOLIO
   06/30/2008* to 12/31/2008..........    $10.01       $10.91       1,214,623
   01/01/2009 to 12/31/2009...........    $10.91       $11.86         315,474
   01/01/2010 to 12/31/2010...........    $11.86       $12.85         158,509
   01/01/2011 to 12/31/2011...........    $12.85       $14.13       1,389,924
   01/01/2012 to 12/31/2012...........    $14.13       $15.11         740,615
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.18         156,130
   01/01/2008 to 12/31/2008...........    $10.18       $ 6.90       1,187,111
   01/01/2009 to 12/31/2009...........    $ 6.90       $ 8.54       2,955,116
   01/01/2010 to 12/31/2010...........    $ 8.54       $ 9.50       4,214,114
   01/01/2011 to 12/31/2011...........    $ 9.50       $ 9.23       4,056,199
   01/01/2012 to 12/31/2012...........    $ 9.23       $10.25       3,777,976
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $ 8.40         303,295
   01/01/2004 to 12/31/2004...........    $ 8.40       $ 9.12         290,887
   01/01/2005 to 12/31/2005...........    $ 9.12       $ 9.53         269,712
   01/01/2006 to 12/31/2006...........    $ 9.53       $10.35         256,302
   01/01/2007 to 12/31/2007...........    $10.35       $10.32       9,818,698
   01/01/2008 to 12/31/2008...........    $10.32       $ 8.31      17,909,520
   01/01/2009 to 12/31/2009...........    $ 8.31       $ 9.91      16,862,953
   01/01/2010 to 12/31/2010...........    $ 9.91       $10.39      14,390,403
   01/01/2011 to 12/31/2011...........    $10.39       $10.18      11,488,876
   01/01/2012 to 12/31/2012...........    $10.18       $11.02      11,036,008

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.08       $10.28          2,718
   01/01/2010 to 12/31/2010...........    $10.28       $11.19         66,303
   01/01/2011 to 12/31/2011...........    $11.19       $11.01         59,147
   01/01/2012 to 12/31/2012...........    $11.01       $12.40         88,918
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.14       $10.29          1,947
   01/01/2010 to 12/31/2010...........    $10.29       $11.44         69,387
   01/01/2011 to 12/31/2011...........    $11.44       $10.53        160,188
   01/01/2012 to 12/31/2012...........    $10.53       $11.65        180,219
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $ 6.87        400,112
   01/01/2004 to 12/31/2004...........    $ 6.87       $ 7.86        428,765
   01/01/2005 to 12/31/2005...........    $ 7.86       $ 8.54      1,664,850
   01/01/2006 to 12/31/2006...........    $ 8.54       $10.25      1,135,516
   01/01/2007 to 12/31/2007...........    $10.25       $10.96        961,429
   01/01/2008 to 12/31/2008...........    $10.96       $ 6.28        975,043
   01/01/2009 to 12/31/2009...........    $ 6.28       $ 8.34      1,395,597
   01/01/2010 to 12/31/2010...........    $ 8.34       $ 8.74      1,243,521
   01/01/2011 to 12/31/2011...........    $ 8.74       $ 7.76        828,367
   01/01/2012 to 12/31/2012...........    $ 7.76       $ 9.25        957,141
AST LARGE-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $ 8.66        347,275
   01/01/2004 to 12/31/2004...........    $ 8.66       $ 9.78        419,818
   01/01/2005 to 12/31/2005...........    $ 9.78       $10.17      1,212,693
   01/01/2006 to 12/31/2006...........    $10.17       $11.78      3,666,066
   01/01/2007 to 12/31/2007...........    $11.78       $11.17      6,338,741
   01/01/2008 to 12/31/2008...........    $11.17       $ 6.39      6,057,693
   01/01/2009 to 12/31/2009...........    $ 6.39       $ 7.46      5,641,907
   01/01/2010 to 12/31/2010...........    $ 7.46       $ 8.25      5,357,208
   01/01/2011 to 12/31/2011...........    $ 8.25       $ 7.73      4,506,463
   01/01/2012 to 12/31/2012...........    $ 7.73       $ 8.83      4,545,454
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $11.60        423,485
   01/01/2004 to 12/31/2004...........    $11.60       $12.18        732,155
   01/01/2005 to 12/31/2005...........    $12.18       $12.04      6,285,213
   01/01/2006 to 12/31/2006...........    $12.04       $12.92      4,627,555
   01/01/2007 to 12/31/2007...........    $12.92       $13.40      3,882,503
   01/01/2008 to 12/31/2008...........    $13.40       $10.05      3,023,716
   01/01/2009 to 12/31/2009...........    $10.05       $13.23      2,831,230
   01/01/2010 to 12/31/2010...........    $13.23       $14.66      2,484,757
   01/01/2011 to 12/31/2011...........    $14.66       $15.79      2,014,193
   01/01/2012 to 12/31/2012...........    $15.79       $16.35      1,924,443

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $ 8.16         925,591
   01/01/2004 to 12/31/2004...........    $ 8.16       $ 9.22       2,016,277
   01/01/2005 to 12/31/2005...........    $ 9.22       $ 9.63      29,347,495
   01/01/2006 to 12/31/2006...........    $ 9.63       $10.10      24,648,331
   01/01/2007 to 12/31/2007...........    $10.10       $11.35      22,896,973
   01/01/2008 to 12/31/2008...........    $11.35       $ 6.25      21,934,912
   01/01/2009 to 12/31/2009...........    $ 6.25       $ 7.92      19,929,998
   01/01/2010 to 12/31/2010...........    $ 7.92       $ 9.28      19,072,610
   01/01/2011 to 12/31/2011...........    $ 9.28       $ 8.99      15,345,638
   01/01/2012 to 12/31/2012...........    $ 8.99       $ 9.86      13,995,736
AST MFS GLOBAL EQUITY PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $ 9.06         308,725
   01/01/2004 to 12/31/2004...........    $ 9.06       $10.48         273,401
   01/01/2005 to 12/31/2005...........    $10.48       $11.02         282,357
   01/01/2006 to 12/31/2006...........    $11.02       $13.39         250,746
   01/01/2007 to 12/31/2007...........    $13.39       $14.32         214,421
   01/01/2008 to 12/31/2008...........    $14.32       $ 9.24         207,928
   01/01/2009 to 12/31/2009...........    $ 9.24       $11.88         567,835
   01/01/2010 to 12/31/2010...........    $11.88       $13.01         483,477
   01/01/2011 to 12/31/2011...........    $13.01       $12.32         303,934
   01/01/2012 to 12/31/2012...........    $12.32       $14.82         422,214
AST MFS GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $ 6.21         262,995
   01/01/2004 to 12/31/2004...........    $ 6.21       $ 6.72         387,463
   01/01/2005 to 12/31/2005...........    $ 6.72       $ 6.98       3,719,318
   01/01/2006 to 12/31/2006...........    $ 6.98       $ 7.48       2,366,611
   01/01/2007 to 12/31/2007...........    $ 7.48       $ 8.42       1,924,706
   01/01/2008 to 12/31/2008...........    $ 8.42       $ 5.24       2,384,441
   01/01/2009 to 12/31/2009...........    $ 5.24       $ 6.37       2,663,189
   01/01/2010 to 12/31/2010...........    $ 6.37       $ 7.02       2,436,368
   01/01/2011 to 12/31/2011...........    $ 7.02       $ 6.82       2,244,120
   01/01/2012 to 12/31/2012...........    $ 6.82       $ 7.81       2,554,207
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........    $10.00       $10.17           2,038
AST MID-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $ 9.89         166,080
   01/01/2004 to 12/31/2004...........    $ 9.89       $11.15         194,765
   01/01/2005 to 12/31/2005...........    $11.15       $11.49         187,692
   01/01/2006 to 12/31/2006...........    $11.49       $12.83         147,486
   01/01/2007 to 12/31/2007...........    $12.83       $12.88         179,218
   01/01/2008 to 12/31/2008...........    $12.88       $ 7.79         332,297
   01/01/2009 to 12/31/2009...........    $ 7.79       $10.58         511,219
   01/01/2010 to 12/31/2010...........    $10.58       $12.78       1,099,827
   01/01/2011 to 12/31/2011...........    $12.78       $12.06         585,815
   01/01/2012 to 12/31/2012...........    $12.06       $13.96         602,157

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MONEY MARKET PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $10.13         35,505
   01/01/2004 to 12/31/2004...........    $10.13       $ 9.98        234,402
   01/01/2005 to 12/31/2005...........    $ 9.98       $10.03      1,333,707
   01/01/2006 to 12/31/2006...........    $10.03       $10.25      1,115,761
   01/01/2007 to 12/31/2007...........    $10.25       $10.51      1,044,258
   01/01/2008 to 12/31/2008...........    $10.51       $10.53      2,377,836
   01/01/2009 to 12/31/2009...........    $10.53       $10.32      3,829,439
   01/01/2010 to 12/31/2010...........    $10.32       $10.09      3,509,980
   01/01/2011 to 12/31/2011...........    $10.09       $ 9.86      2,513,603
   01/01/2012 to 12/31/2012...........    $ 9.86       $ 9.64      1,652,100
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $13.32        370,965
   01/01/2004 to 12/31/2004...........    $13.32       $15.99        537,445
   01/01/2005 to 12/31/2005...........    $15.99       $17.52      3,716,512
   01/01/2006 to 12/31/2006...........    $17.52       $18.96      2,666,820
   01/01/2007 to 12/31/2007...........    $18.96       $19.12      2,274,821
   01/01/2008 to 12/31/2008...........    $19.12       $10.79      2,188,696
   01/01/2009 to 12/31/2009...........    $10.79       $14.84      2,033,956
   01/01/2010 to 12/31/2010...........    $14.84       $17.90      1,807,620
   01/01/2011 to 12/31/2011...........    $17.90       $17.07      1,391,570
   01/01/2012 to 12/31/2012...........    $17.07       $19.54      1,265,150
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.03       $10.06          4,165
   01/01/2012 to 12/31/2012...........    $10.06       $10.31        329,733
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $ 6.01        294,816
   01/01/2004 to 12/31/2004...........    $ 6.01       $ 6.81        369,234
   01/01/2005 to 12/31/2005...........    $ 6.81       $ 7.56        472,929
   01/01/2006 to 12/31/2006...........    $ 7.56       $ 8.43        437,466
   01/01/2007 to 12/31/2007...........    $ 8.43       $10.07        494,768
   01/01/2008 to 12/31/2008...........    $10.07       $ 5.59        501,805
   01/01/2009 to 12/31/2009...........    $ 5.59       $ 7.09        649,456
   01/01/2010 to 12/31/2010...........    $ 7.09       $ 8.92        978,075
   01/01/2011 to 12/31/2011...........    $ 8.92       $ 8.87        702,733
   01/01/2012 to 12/31/2012...........    $ 8.87       $ 9.74        851,665
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $ 6.61        131,605
   01/01/2004 to 12/31/2004...........    $ 6.61       $ 7.07        129,475
   01/01/2005 to 12/31/2005...........    $ 7.07       $ 6.94        127,711
   01/01/2006 to 12/31/2006...........    $ 6.94       $ 7.31        126,380
   01/01/2007 to 12/31/2007...........    $ 7.31       $ 8.48        100,594
   01/01/2008 to 12/31/2008...........    $ 8.48       $ 4.76        121,677
   01/01/2009 to 12/31/2009...........    $ 4.76       $ 5.71        232,172
   01/01/2010 to 12/31/2010...........    $ 5.71       $ 6.71        304,468
   01/01/2011 to 04/29/2011...........    $ 6.71       $ 7.51              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.28       1,342,661
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.10       $ 5.56          14,499
   01/01/2009 to 12/31/2009...........    $ 5.56       $ 9.05         557,293
   01/01/2010 to 12/31/2010...........    $ 9.05       $10.81       1,043,494
   01/01/2011 to 12/31/2011...........    $10.81       $ 8.43         371,919
   01/01/2012 to 12/31/2012...........    $ 8.43       $ 9.71         363,440
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $11.65         329,629
   01/01/2004 to 12/31/2004...........    $11.65       $11.62       1,143,298
   01/01/2005 to 12/31/2005...........    $11.62       $11.54      14,980,147
   01/01/2006 to 12/31/2006...........    $11.54       $11.72      12,397,970
   01/01/2007 to 12/31/2007...........    $11.72       $12.23      11,467,693
   01/01/2008 to 12/31/2008...........    $12.23       $12.09       6,660,709
   01/01/2009 to 12/31/2009...........    $12.09       $13.02       7,445,388
   01/01/2010 to 12/31/2010...........    $13.02       $13.23       7,123,302
   01/01/2011 to 12/31/2011...........    $13.23       $13.22       5,625,465
   01/01/2012 to 12/31/2012...........    $13.22       $13.53       5,727,313
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $12.76       1,558,557
   01/01/2004 to 12/31/2004...........    $12.76       $13.09       2,344,332
   01/01/2005 to 12/31/2005...........    $13.09       $13.11       5,088,435
   01/01/2006 to 12/31/2006...........    $13.11       $13.30       8,896,833
   01/01/2007 to 12/31/2007...........    $13.30       $14.08      11,765,641
   01/01/2008 to 12/31/2008...........    $14.08       $13.45       6,994,579
   01/01/2009 to 12/31/2009...........    $13.45       $15.32      10,035,432
   01/01/2010 to 12/31/2010...........    $15.32       $16.13      11,515,430
   01/01/2011 to 12/31/2011...........    $16.13       $16.27       8,611,634
   01/01/2012 to 12/31/2012...........    $16.27       $17.39       8,501,917
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.03         318,272
   01/01/2006 to 12/31/2006...........    $10.03       $10.59       7,378,914
   01/01/2007 to 12/31/2007...........    $10.59       $11.25      15,878,486
   01/01/2008 to 12/31/2008...........    $11.25       $ 8.85      31,839,577
   01/01/2009 to 12/31/2009...........    $ 8.85       $10.39      39,603,313
   01/01/2010 to 12/31/2010...........    $10.39       $11.23      43,592,221
   01/01/2011 to 12/31/2011...........    $11.23       $11.09      40,512,789
   01/01/2012 to 12/31/2012...........    $11.09       $11.96      38,896,095

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.02       $10.06         354,554
   01/01/2012 to 12/31/2012...........    $10.06       $10.53          87,533
AST QMA US EQUITY ALPHA PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $ 7.98         293,662
   01/01/2004 to 12/31/2004...........    $ 7.98       $ 8.58         343,296
   01/01/2005 to 12/31/2005...........    $ 8.58       $ 8.69         567,062
   01/01/2006 to 12/31/2006...........    $ 8.69       $ 9.56         479,261
   01/01/2007 to 12/31/2007...........    $ 9.56       $ 9.54         444,324
   01/01/2008 to 12/31/2008...........    $ 9.54       $ 5.71         424,286
   01/01/2009 to 12/31/2009...........    $ 5.71       $ 6.80         393,269
   01/01/2010 to 12/31/2010...........    $ 6.80       $ 7.65         483,015
   01/01/2011 to 12/31/2011...........    $ 7.65       $ 7.74         442,995
   01/01/2012 to 12/31/2012...........    $ 7.74       $ 8.99         570,731
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 8.86          29,403
   01/01/2012 to 12/31/2012...........    $ 8.86       $ 9.80         248,767
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $11.50         334,109
   01/01/2008 to 12/31/2008...........    $11.50       $ 7.28       1,661,195
   01/01/2009 to 12/31/2009...........    $ 7.28       $ 9.03       3,018,362
   01/01/2010 to 12/31/2010...........    $ 9.03       $10.09       4,112,813
   01/01/2011 to 12/31/2011...........    $10.09       $ 9.63       3,677,069
   01/01/2012 to 12/31/2012...........    $ 9.63       $10.91       4,089,262
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $ 9.46         196,909
   01/01/2004 to 12/31/2004...........    $ 9.46       $10.08         218,686
   01/01/2005 to 12/31/2005...........    $10.08       $10.30         210,895
   01/01/2006 to 12/31/2006...........    $10.30       $11.05         192,538
   01/01/2007 to 12/31/2007...........    $11.05       $11.76       1,815,549
   01/01/2008 to 12/31/2008...........    $11.76       $ 8.02       2,188,363
   01/01/2009 to 12/31/2009...........    $ 8.02       $ 9.99       8,000,192
   01/01/2010 to 12/31/2010...........    $ 9.99       $10.92      13,274,208
   01/01/2011 to 12/31/2011...........    $10.92       $10.32       9,628,538
   01/01/2012 to 12/31/2012...........    $10.32       $11.21       9,469,366
AST SMALL-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $16.82          64,850
   01/01/2004 to 12/31/2004...........    $16.82       $15.30          67,370
   01/01/2005 to 12/31/2005...........    $15.30       $15.18         148,853
   01/01/2006 to 12/31/2006...........    $15.18       $16.71         457,905
   01/01/2007 to 12/31/2007...........    $16.71       $17.50         771,440
   01/01/2008 to 12/31/2008...........    $17.50       $11.12         634,820
   01/01/2009 to 12/31/2009...........    $11.12       $14.55         668,952
   01/01/2010 to 12/31/2010...........    $14.55       $19.41         917,014
   01/01/2011 to 12/31/2011...........    $19.41       $18.79         589,865
   01/01/2012 to 12/31/2012...........    $18.79       $20.60         573,869

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $13.95         275,971
   01/01/2004 to 12/31/2004...........    $13.95       $15.87         465,784
   01/01/2005 to 12/31/2005...........    $15.87       $16.55       4,687,840
   01/01/2006 to 12/31/2006...........    $16.55       $19.42       3,672,632
   01/01/2007 to 12/31/2007...........    $19.42       $17.91       4,000,366
   01/01/2008 to 12/31/2008...........    $17.91       $12.31       3,408,854
   01/01/2009 to 12/31/2009...........    $12.31       $15.28       3,254,555
   01/01/2010 to 12/31/2010...........    $15.28       $18.82       3,434,943
   01/01/2011 to 12/31/2011...........    $18.82       $17.29       2,484,653
   01/01/2012 to 12/31/2012...........    $17.29       $19.98       2,219,180
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $10.48           2,741
   01/01/2004 to 12/31/2004...........    $10.48       $11.38          39,231
   01/01/2005 to 12/31/2005...........    $11.38       $11.65          52,235
   01/01/2006 to 12/31/2006...........    $11.65       $12.81         985,266
   01/01/2007 to 12/31/2007...........    $12.81       $13.31      14,732,752
   01/01/2008 to 12/31/2008...........    $13.31       $ 9.64       9,944,782
   01/01/2009 to 12/31/2009...........    $ 9.64       $11.69      11,957,974
   01/01/2010 to 12/31/2010...........    $11.69       $12.75      13,631,064
   01/01/2011 to 12/31/2011...........    $12.75       $12.71      12,152,747
   01/01/2012 to 12/31/2012...........    $12.71       $14.10      13,448,271
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $10.62         216,416
   01/01/2004 to 12/31/2004...........    $10.62       $11.83         303,689
   01/01/2005 to 12/31/2005...........    $11.83       $12.20         869,597
   01/01/2006 to 12/31/2006...........    $12.20       $14.47       2,885,427
   01/01/2007 to 12/31/2007...........    $14.47       $13.64       4,758,283
   01/01/2008 to 12/31/2008...........    $13.64       $ 7.75       4,124,590
   01/01/2009 to 12/31/2009...........    $ 7.75       $ 9.38       3,819,071
   01/01/2010 to 12/31/2010...........    $ 9.38       $10.38       3,742,939
   01/01/2011 to 12/31/2011...........    $10.38       $ 9.98       3,116,748
   01/01/2012 to 12/31/2012...........    $ 9.98       $11.44       3,429,042
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $13.23         148,319
   01/01/2004 to 12/31/2004...........    $13.23       $14.05         191,816
   01/01/2005 to 12/31/2005...........    $14.05       $13.12       5,107,689
   01/01/2006 to 12/31/2006...........    $13.12       $13.63       3,724,317
   01/01/2007 to 12/31/2007...........    $13.63       $14.61       3,017,953
   01/01/2008 to 12/31/2008...........    $14.61       $13.93       1,722,092
   01/01/2009 to 12/31/2009...........    $13.93       $15.27       2,184,589
   01/01/2010 to 12/31/2010...........    $15.27       $15.78       2,318,146
   01/01/2011 to 12/31/2011...........    $15.78       $16.06       1,633,647
   01/01/2012 to 12/31/2012...........    $16.06       $16.52       1,630,360

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $ 5.72        267,109
   01/01/2004 to 12/31/2004...........    $ 5.72       $ 5.91        307,367
   01/01/2005 to 12/31/2005...........    $ 5.91       $ 6.73        309,013
   01/01/2006 to 12/31/2006...........    $ 6.73       $ 6.95      5,456,600
   01/01/2007 to 12/31/2007...........    $ 6.95       $ 7.35      9,896,516
   01/01/2008 to 12/31/2008...........    $ 7.35       $ 4.27      9,138,560
   01/01/2009 to 12/31/2009...........    $ 4.27       $ 6.40      9,157,180
   01/01/2010 to 12/31/2010...........    $ 6.40       $ 7.24      8,869,616
   01/01/2011 to 12/31/2011...........    $ 7.24       $ 6.96      6,383,742
   01/01/2012 to 12/31/2012...........    $ 6.96       $ 8.00      5,841,181
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $11.23          6,747
   01/01/2004 to 12/31/2004...........    $11.23       $14.40         41,428
   01/01/2005 to 12/31/2005...........    $14.40       $18.50         68,831
   01/01/2006 to 12/31/2006...........    $18.50       $20.96         69,991
   01/01/2007 to 12/31/2007...........    $20.96       $28.78         88,424
   01/01/2008 to 12/31/2008...........    $28.78       $14.07         82,096
   01/01/2009 to 12/31/2009...........    $14.07       $20.54        479,835
   01/01/2010 to 12/31/2010...........    $20.54       $24.18        624,332
   01/01/2011 to 12/31/2011...........    $24.18       $20.11        353,699
   01/01/2012 to 12/31/2012...........    $20.11       $20.37        293,997
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $ 9.99          1,583
   01/01/2006 to 12/31/2006...........    $ 9.99       $11.30         87,538
   01/01/2007 to 12/31/2007...........    $11.30       $12.10         77,715
   01/01/2008 to 12/31/2008...........    $12.10       $ 6.82        112,381
   01/01/2009 to 12/31/2009...........    $ 6.82       $ 8.56      1,598,005
   01/01/2010 to 12/31/2010...........    $ 8.56       $ 9.60      1,997,421
   01/01/2011 to 12/31/2011...........    $ 9.60       $ 9.06      1,672,695
   01/01/2012 to 12/31/2012...........    $ 9.06       $ 9.83      2,234,971
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $ 9.97        993,285
   01/01/2008 to 12/31/2008...........    $ 9.97       $ 9.24      3,325,125
   01/01/2009 to 12/31/2009...........    $ 9.24       $10.08      3,504,626
   01/01/2010 to 12/31/2010...........    $10.08       $10.62      5,328,912
   01/01/2011 to 12/31/2011...........    $10.62       $11.01      3,326,989
   01/01/2012 to 12/31/2012...........    $11.01       $11.61      3,229,309
EVERGREEN VA GROWTH FUND
   04/15/2005* to 12/31/2005..........    $ 9.82       $11.39         62,076
   01/01/2006 to 12/31/2006...........    $11.39       $12.36         32,852
   01/01/2007 to 12/31/2007...........    $12.36       $13.42         27,357
   01/01/2008 to 12/31/2008...........    $13.42       $ 7.72         19,329
   01/01/2009 to 12/31/2009...........    $ 7.72       $10.55         18,055
   01/01/2010 to 07/16/2010...........    $10.55       $10.30              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
EVERGREEN VA INTERNATIONAL EQUITY FUND
   01/01/2003 to 12/31/2003...........        --       $10.64         81,555
   01/01/2004 to 12/31/2004...........    $10.64       $12.40         83,727
   01/01/2005 to 12/31/2005...........    $12.40       $14.06         86,193
   01/01/2006 to 12/31/2006...........    $14.06       $16.92         74,041
   01/01/2007 to 12/31/2007...........    $16.92       $19.02         66,328
   01/01/2008 to 12/31/2008...........    $19.02       $10.88         68,654
   01/01/2009 to 12/31/2009...........    $10.88       $12.33         94,271
   01/01/2010 to 07/16/2010...........    $12.33       $11.68              0
EVERGREEN VA OMEGA FUND
   01/01/2003 to 12/31/2003...........        --       $ 8.97         19,658
   01/01/2004 to 12/31/2004...........    $ 8.97       $ 9.40         84,876
   01/01/2005 to 12/31/2005...........    $ 9.40       $ 9.54         62,448
   01/01/2006 to 12/31/2006...........    $ 9.54       $ 9.88         40,425
   01/01/2007 to 12/31/2007...........    $ 9.88       $10.82         27,192
   01/01/2008 to 12/31/2008...........    $10.82       $ 7.70         24,749
   01/01/2009 to 12/31/2009...........    $ 7.70       $10.83         50,099
   01/01/2010 to 07/16/2010...........    $10.83       $10.09              0
FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
   01/28/2008* to 12/31/2008..........    $10.21       $ 6.08         10,685
   01/01/2009 to 12/31/2009...........    $ 6.08       $ 7.66         69,420
   01/01/2010 to 12/31/2010...........    $ 7.66       $ 8.90         69,413
   01/01/2011 to 12/31/2011...........    $ 8.90       $ 7.75         21,359
   01/01/2012 to 12/31/2012...........    $ 7.75       $ 8.63         29,699
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........    $10.08       $ 6.62      1,777,633
   01/01/2009 to 12/31/2009...........    $ 6.62       $ 8.41      4,989,742
   01/01/2010 to 12/31/2010...........    $ 8.41       $ 9.06      8,310,248
   01/01/2011 to 12/31/2011...........    $ 9.06       $ 8.71      5,866,214
   01/01/2012 to 09/21/2012...........    $ 8.71       $ 9.72              0
GLOBAL DIVIDEND TARGET 15 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.80          6,777
   01/01/2005 to 12/31/2005...........    $11.80       $12.71         17,500
   01/01/2006 to 12/31/2006...........    $12.71       $17.20         45,884
   01/01/2007 to 12/31/2007...........    $17.20       $19.05         57,536
   01/01/2008 to 12/31/2008...........    $19.05       $10.66         37,037
   01/01/2009 to 12/31/2009...........    $10.66       $14.69         91,281
   01/01/2010 to 12/31/2010...........    $14.69       $15.76         65,815
   01/01/2011 to 12/31/2011...........    $15.76       $14.25         31,729
   01/01/2012 to 12/31/2012...........    $14.25       $17.46         41,689

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $10.03       $ 8.14        17,087
   01/01/2012 to 04/27/2012...........    $ 8.14       $ 9.20             0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
FORMERLY, INVESCO V.I. DIVIDEND GROWTH FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $ 9.99       $ 9.08        26,832
   01/01/2012 to 12/31/2012...........    $ 9.08       $10.54        22,517
INVESCO V.I. DYNAMICS FUND - SERIES I
   01/01/2004 to 12/31/2004...........        --       $11.67         1,825
   01/01/2005 to 12/31/2005...........    $11.67       $12.63         5,547
   01/01/2006 to 12/31/2006...........    $12.63       $14.34         7,221
   01/01/2007 to 12/31/2007...........    $14.34       $15.72        31,271
   01/01/2008 to 12/31/2008...........    $15.72       $ 7.98        18,138
   01/01/2009 to 12/31/2009...........    $ 7.98       $11.11        78,524
   01/01/2010 to 12/31/2010...........    $11.11       $13.44       116,965
   01/01/2011 to 04/29/2011...........    $13.44       $14.94             0
INVESCO V.I. FINANCIAL SERVICES FUND - SERIES I
   01/01/2003 to 12/31/2003...........        --       $10.46         1,378
   01/01/2004 to 12/31/2004...........    $10.46       $11.11        15,566
   01/01/2005 to 12/31/2005...........    $11.11       $11.51        32,822
   01/01/2006 to 12/31/2006...........    $11.51       $13.10        34,866
   01/01/2007 to 12/31/2007...........    $13.10       $ 9.96        27,803
   01/01/2008 to 12/31/2008...........    $ 9.96       $ 3.95        33,237
   01/01/2009 to 12/31/2009...........    $ 3.95       $ 4.92       237,725
   01/01/2010 to 12/31/2010...........    $ 4.92       $ 5.30       153,812
   01/01/2011 to 04/29/2011...........    $ 5.30       $ 5.58             0
INVESCO V.I. GLOBAL HEALTH CARE FUND - SERIES I
   01/01/2003 to 12/31/2003...........        --       $10.85         1,330
   01/01/2004 to 12/31/2004...........    $10.85       $11.41         5,057
   01/01/2005 to 12/31/2005...........    $11.41       $12.06        16,533
   01/01/2006 to 12/31/2006...........    $12.06       $12.41        21,500
   01/01/2007 to 12/31/2007...........    $12.41       $13.57        11,445
   01/01/2008 to 12/31/2008...........    $13.57       $ 9.47        10,538
   01/01/2009 to 12/31/2009...........    $ 9.47       $11.81        37,731
   01/01/2010 to 12/31/2010...........    $11.81       $12.16        40,741
   01/01/2011 to 12/31/2011...........    $12.16       $12.36        13,976
   01/01/2012 to 12/31/2012...........    $12.36       $14.60        18,372
INVESCO V.I. TECHNOLOGY FUND - SERIES I
   06/30/2008* to 12/31/2008..........    $ 9.92       $ 6.20             0
   01/01/2009 to 12/31/2009...........    $ 6.20       $ 9.54             0
   01/01/2010 to 12/31/2010...........    $ 9.54       $11.31             0
   01/01/2011 to 12/31/2011...........    $11.31       $10.50             0
   01/01/2012 to 12/31/2012...........    $10.50       $11.42             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES I
   04/27/2012* to 12/31/2012..........    $10.05       $ 9.73        17,085
NASDAQ TARGET 15 PORTFOLIO
   06/30/2008* to 12/31/2008..........    $ 9.89       $ 5.95             0
   01/01/2009 to 12/31/2009...........    $ 5.95       $ 6.80             0
   01/01/2010 to 12/31/2010...........    $ 6.80       $ 8.67             0
   01/01/2011 to 12/31/2011...........    $ 8.67       $ 8.58             0
   01/01/2012 to 12/31/2012...........    $ 8.58       $ 9.48             0
NVIT DEVELOPING MARKETS FUND
   01/01/2003 to 12/31/2003...........        --       $10.88           843
   01/01/2004 to 12/31/2004...........    $10.88       $12.74        25,630
   01/01/2005 to 12/31/2005...........    $12.74       $16.38        67,418
   01/01/2006 to 12/31/2006...........    $16.38       $21.55        61,139
   01/01/2007 to 12/31/2007...........    $21.55       $30.23        65,150
   01/01/2008 to 12/31/2008...........    $30.23       $12.45        49,725
   01/01/2009 to 12/31/2009...........    $12.45       $19.75       409,771
   01/01/2010 to 12/31/2010...........    $19.75       $22.42       289,917
   01/01/2011 to 12/31/2011...........    $22.42       $17.00        78,098
   01/01/2012 to 12/31/2012...........    $17.00       $19.41       107,223
PROFUND VP ASIA 30
   01/01/2003 to 12/31/2003...........        --       $10.43         1,873
   01/01/2004 to 12/31/2004...........    $10.43       $10.14        28,325
   01/01/2005 to 12/31/2005...........    $10.14       $11.84        27,061
   01/01/2006 to 12/31/2006...........    $11.84       $16.12        46,104
   01/01/2007 to 12/31/2007...........    $16.12       $23.28        67,939
   01/01/2008 to 12/31/2008...........    $23.28       $11.19        49,894
   01/01/2009 to 12/31/2009...........    $11.19       $16.87        26,367
   01/01/2010 to 12/31/2010...........    $16.87       $18.78        15,895
   01/01/2011 to 12/31/2011...........    $18.78       $13.40         5,569
   01/01/2012 to 12/31/2012...........    $13.40       $15.13         6,189
PROFUND VP BANKS
   01/01/2004 to 12/31/2004...........        --       $11.58        20,936
   01/01/2005 to 12/31/2005...........    $11.58       $11.30        10,959
   01/01/2006 to 12/31/2006...........    $11.30       $12.75        12,157
   01/01/2007 to 12/31/2007...........    $12.75       $ 9.06         2,021
   01/01/2008 to 12/31/2008...........    $ 9.06       $ 4.70        12,370
   01/01/2009 to 12/31/2009...........    $ 4.70       $ 4.40        87,174
   01/01/2010 to 12/31/2010...........    $ 4.40       $ 4.66        21,120
   01/01/2011 to 12/31/2011...........    $ 4.66       $ 3.34         3,321
   01/01/2012 to 12/31/2012...........    $ 3.34       $ 4.35         8,877
PROFUND VP BASIC MATERIALS
   01/01/2004 to 12/31/2004...........        --       $12.43        15,658
   01/01/2005 to 12/31/2005...........    $12.43       $12.45        43,709
   01/01/2006 to 12/31/2006...........    $12.45       $14.06        22,698
   01/01/2007 to 12/31/2007...........    $14.06       $17.96        19,556
   01/01/2008 to 12/31/2008...........    $17.96       $ 8.53        27,323
   01/01/2009 to 12/31/2009...........    $ 8.53       $13.53       287,243
   01/01/2010 to 12/31/2010...........    $13.53       $17.16       190,747
   01/01/2011 to 12/31/2011...........    $17.16       $14.06        34,489
   01/01/2012 to 12/31/2012...........    $14.06       $14.91        35,265

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP BEAR
   01/01/2003 to 12/31/2003...........        --       $ 9.29         7,927
   01/01/2004 to 12/31/2004...........    $ 9.29       $ 8.15        10,709
   01/01/2005 to 12/31/2005...........    $ 8.15       $ 7.86        27,580
   01/01/2006 to 12/31/2006...........    $ 7.86       $ 7.10       128,536
   01/01/2007 to 12/31/2007...........    $ 7.10       $ 6.99       128,086
   01/01/2008 to 12/31/2008...........    $ 6.99       $ 9.55        39,414
   01/01/2009 to 12/31/2009...........    $ 9.55       $ 6.74       216,649
   01/01/2010 to 12/31/2010...........    $ 6.74       $ 5.41       141,359
   01/01/2011 to 12/31/2011...........    $ 5.41       $ 4.82        78,440
   01/01/2012 to 12/31/2012...........    $ 4.82       $ 3.93       129,131
PROFUND VP BULL
   01/01/2003 to 12/31/2003...........        --       $10.58           427
   01/01/2004 to 12/31/2004...........    $10.58       $11.25        31,600
   01/01/2005 to 12/31/2005...........    $11.25       $11.30        65,965
   01/01/2006 to 12/31/2006...........    $11.30       $12.55       113,098
   01/01/2007 to 12/31/2007...........    $12.55       $12.71        65,994
   01/01/2008 to 12/31/2008...........    $12.71       $ 7.74       107,086
   01/01/2009 to 12/31/2009...........    $ 7.74       $ 9.41       193,188
   01/01/2010 to 12/31/2010...........    $ 9.41       $10.35        67,388
   01/01/2011 to 12/31/2011...........    $10.35       $10.12        23,593
   01/01/2012 to 12/31/2012...........    $10.12       $11.27        23,675
PROFUND VP CONSUMER GOODS PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $10.67         4,737
   01/01/2004 to 12/31/2004...........    $10.67       $11.40         9,175
   01/01/2005 to 12/31/2005...........    $11.40       $11.10         8,502
   01/01/2006 to 12/31/2006...........    $11.10       $12.22         5,595
   01/01/2007 to 12/31/2007...........    $12.22       $12.85        10,373
   01/01/2008 to 12/31/2008...........    $12.85       $ 9.21         3,661
   01/01/2009 to 12/31/2009...........    $ 9.21       $10.94        97,910
   01/01/2010 to 12/31/2010...........    $10.94       $12.55       143,721
   01/01/2011 to 12/31/2011...........    $12.55       $13.12        72,497
   01/01/2012 to 12/31/2012...........    $13.12       $14.22        19,912
PROFUND VP CONSUMER SERVICES
   01/01/2004 to 12/31/2004...........        --       $10.69         2,087
   01/01/2005 to 12/31/2005...........    $10.69       $ 9.96           856
   01/01/2006 to 12/31/2006...........    $ 9.96       $10.91           855
   01/01/2007 to 12/31/2007...........    $10.91       $ 9.78           854
   01/01/2008 to 12/31/2008...........    $ 9.78       $ 6.56        19,124
   01/01/2009 to 12/31/2009...........    $ 6.56       $ 8.39        39,285
   01/01/2010 to 12/31/2010...........    $ 8.39       $ 9.96        84,984
   01/01/2011 to 12/31/2011...........    $ 9.96       $10.27        24,259
   01/01/2012 to 12/31/2012...........    $10.27       $12.25         4,559

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP EUROPE 30
   01/01/2003 to 12/31/2003...........        --       $11.09         3,060
   01/01/2004 to 12/31/2004...........    $11.09       $12.39        17,205
   01/01/2005 to 12/31/2005...........    $12.39       $13.09        19,794
   01/01/2006 to 12/31/2006...........    $13.09       $15.04        37,776
   01/01/2007 to 12/31/2007...........    $15.04       $16.84        35,168
   01/01/2008 to 12/31/2008...........    $16.84       $ 9.22        16,443
   01/01/2009 to 12/31/2009...........    $ 9.22       $11.92        56,609
   01/01/2010 to 12/31/2010...........    $11.92       $11.96        25,208
   01/01/2011 to 12/31/2011...........    $11.96       $10.65         6,306
   01/01/2012 to 12/31/2012...........    $10.65       $12.14        12,720
PROFUND VP FINANCIALS
   01/01/2004 to 12/31/2004...........        --       $11.26        15,974
   01/01/2005 to 12/31/2005...........    $11.26       $11.45        24,234
   01/01/2006 to 12/31/2006...........    $11.45       $13.14        18,864
   01/01/2007 to 12/31/2007...........    $13.14       $10.38        28,975
   01/01/2008 to 12/31/2008...........    $10.38       $ 5.02        11,391
   01/01/2009 to 12/31/2009...........    $ 5.02       $ 5.64        70,455
   01/01/2010 to 12/31/2010...........    $ 5.64       $ 6.12        79,596
   01/01/2011 to 12/31/2011...........    $ 6.12       $ 5.15        22,265
   01/01/2012 to 12/31/2012...........    $ 5.15       $ 6.28        53,853
PROFUND VP HEALTH CARE
   01/01/2004 to 12/31/2004...........        --       $10.65         5,322
   01/01/2005 to 12/31/2005...........    $10.65       $11.04         8,927
   01/01/2006 to 12/31/2006...........    $11.04       $11.36        25,213
   01/01/2007 to 12/31/2007...........    $11.36       $11.83        14,308
   01/01/2008 to 12/31/2008...........    $11.83       $ 8.76        15,300
   01/01/2009 to 12/31/2009...........    $ 8.76       $10.23        83,436
   01/01/2010 to 12/31/2010...........    $10.23       $10.29        47,773
   01/01/2011 to 12/31/2011...........    $10.29       $11.07        25,824
   01/01/2012 to 12/31/2012...........    $11.07       $12.71        27,154
PROFUND VP INDUSTRIALS
   01/01/2004 to 12/31/2004...........        --       $12.08         4,381
   01/01/2005 to 12/31/2005...........    $12.08       $12.10         3,013
   01/01/2006 to 12/31/2006...........    $12.10       $13.20         2,469
   01/01/2007 to 12/31/2007...........    $13.20       $14.42         4,693
   01/01/2008 to 12/31/2008...........    $14.42       $ 8.39         6,570
   01/01/2009 to 12/31/2009...........    $ 8.39       $10.17        28,892
   01/01/2010 to 12/31/2010...........    $10.17       $12.31        39,786
   01/01/2011 to 12/31/2011...........    $12.31       $11.82        44,914
   01/01/2012 to 12/31/2012...........    $11.82       $13.37        67,805

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP JAPAN
   01/01/2004 to 12/31/2004...........        --       $10.35         8,278
   01/01/2005 to 12/31/2005...........    $10.35       $14.35        38,811
   01/01/2006 to 12/31/2006...........    $14.35       $15.55        39,065
   01/01/2007 to 12/31/2007...........    $15.55       $13.68         9,009
   01/01/2008 to 12/31/2008...........    $13.68       $ 7.91        46,920
   01/01/2009 to 12/31/2009...........    $ 7.91       $ 8.53         9,402
   01/01/2010 to 12/31/2010...........    $ 8.53       $ 7.79         9,430
   01/01/2011 to 12/31/2011...........    $ 7.79       $ 6.21         3,365
   01/01/2012 to 12/31/2012...........    $ 6.21       $ 7.46        12,912
PROFUND VP LARGE-CAP GROWTH
   01/01/2004 to 12/31/2004...........        --       $10.37           554
   01/01/2005 to 12/31/2005...........    $10.37       $10.23        22,430
   01/01/2006 to 12/31/2006...........    $10.23       $10.91        57,956
   01/01/2007 to 12/31/2007...........    $10.91       $11.40        49,727
   01/01/2008 to 12/31/2008...........    $11.40       $ 7.19        24,210
   01/01/2009 to 12/31/2009...........    $ 7.19       $ 9.11       462,335
   01/01/2010 to 12/31/2010...........    $ 9.11       $10.08        42,967
   01/01/2011 to 12/31/2011...........    $10.08       $10.16        70,694
   01/01/2012 to 12/31/2012...........    $10.16       $11.20         4,243
PROFUND VP LARGE-CAP VALUE
   01/01/2004 to 12/31/2004...........        --       $10.36           554
   01/01/2005 to 12/31/2005...........    $10.36       $10.43        11,553
   01/01/2006 to 12/31/2006...........    $10.43       $12.10        36,084
   01/01/2007 to 12/31/2007...........    $12.10       $11.85        49,947
   01/01/2008 to 12/31/2008...........    $11.85       $ 6.89        32,277
   01/01/2009 to 12/31/2009...........    $ 6.89       $ 8.05       538,603
   01/01/2010 to 12/31/2010...........    $ 8.05       $ 8.89        14,106
   01/01/2011 to 12/31/2011...........    $ 8.89       $ 8.57        45,629
   01/01/2012 to 12/31/2012...........    $ 8.57       $ 9.67        75,425
PROFUND VP MID-CAP GROWTH
   01/01/2003 to 12/31/2003...........        --       $10.24         3,933
   01/01/2004 to 12/31/2004...........    $10.24       $11.12        21,341
   01/01/2005 to 12/31/2005...........    $11.12       $12.09        34,563
   01/01/2006 to 12/31/2006...........    $12.09       $12.29        24,037
   01/01/2007 to 12/31/2007...........    $12.29       $13.42        20,198
   01/01/2008 to 12/31/2008...........    $13.42       $ 8.03        19,253
   01/01/2009 to 12/31/2009...........    $ 8.03       $10.85        35,155
   01/01/2010 to 12/31/2010...........    $10.85       $13.63       363,968
   01/01/2011 to 12/31/2011...........    $13.63       $12.93        14,890
   01/01/2012 to 12/31/2012...........    $12.93       $14.59        82,062
PROFUND VP MID-CAP VALUE
   01/01/2003 to 12/31/2003...........        --       $10.77         3,516
   01/01/2004 to 12/31/2004...........    $10.77       $12.20        39,454
   01/01/2005 to 12/31/2005...........    $12.20       $12.98        35,137
   01/01/2006 to 12/31/2006...........    $12.98       $14.25        33,707
   01/01/2007 to 12/31/2007...........    $14.25       $14.07        49,396
   01/01/2008 to 12/31/2008...........    $14.07       $ 8.76        55,681
   01/01/2009 to 12/31/2009...........    $ 8.76       $11.20       107,295
   01/01/2010 to 12/31/2010...........    $11.20       $13.19        58,649
   01/01/2011 to 12/31/2011...........    $13.19       $12.39       105,563
   01/01/2012 to 12/31/2012...........    $12.39       $14.12       104,327

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP NASDAQ-100
   01/01/2004 to 12/31/2004...........        --       $10.92        28,507
   01/01/2005 to 12/31/2005...........    $10.92       $10.69        74,795
   01/01/2006 to 12/31/2006...........    $10.69       $11.02        22,270
   01/01/2007 to 12/31/2007...........    $11.02       $12.67        39,384
   01/01/2008 to 12/31/2008...........    $12.67       $ 7.12        35,995
   01/01/2009 to 12/31/2009...........    $ 7.12       $10.58        76,174
   01/01/2010 to 12/31/2010...........    $10.58       $12.23        37,417
   01/01/2011 to 12/31/2011...........    $12.23       $12.13        12,206
   01/01/2012 to 12/31/2012...........    $12.13       $13.78         7,936
PROFUND VP OIL & GAS
   01/01/2004 to 12/31/2004...........        --       $13.80        29,672
   01/01/2005 to 12/31/2005...........    $13.80       $17.71        31,117
   01/01/2006 to 12/31/2006...........    $17.71       $20.89        45,074
   01/01/2007 to 12/31/2007...........    $20.89       $27.05        72,208
   01/01/2008 to 12/31/2008...........    $27.05       $16.67        43,174
   01/01/2009 to 12/31/2009...........    $16.67       $18.82        88,952
   01/01/2010 to 12/31/2010...........    $18.82       $21.66        66,859
   01/01/2011 to 12/31/2011...........    $21.66       $21.65        38,693
   01/01/2012 to 12/31/2012...........    $21.65       $21.78        38,369
PROFUND VP PHARMACEUTICALS
   01/01/2004 to 12/31/2004...........        --       $ 9.44         5,382
   01/01/2005 to 12/31/2005...........    $ 9.44       $ 8.87         8,146
   01/01/2006 to 12/31/2006...........    $ 8.87       $ 9.73        14,863
   01/01/2007 to 12/31/2007...........    $ 9.73       $ 9.73         2,626
   01/01/2008 to 12/31/2008...........    $ 9.73       $ 7.66        33,572
   01/01/2009 to 12/31/2009...........    $ 7.66       $ 8.75        53,535
   01/01/2010 to 12/31/2010...........    $ 8.75       $ 8.59         5,412
   01/01/2011 to 12/31/2011...........    $ 8.59       $ 9.75         7,787
   01/01/2012 to 12/31/2012...........    $ 9.75       $10.66         3,042
PROFUND VP PRECIOUS METALS
   01/01/2004 to 12/31/2004...........        --       $10.17        93,541
   01/01/2005 to 12/31/2005...........    $10.17       $12.56        98,463
   01/01/2006 to 12/31/2006...........    $12.56       $13.18       100,916
   01/01/2007 to 12/31/2007...........    $13.18       $15.78       190,655
   01/01/2008 to 12/31/2008...........    $15.78       $10.68       150,615
   01/01/2009 to 12/31/2009...........    $10.68       $14.13       113,280
   01/01/2010 to 12/31/2010...........    $14.13       $18.36       125,495
   01/01/2011 to 12/31/2011...........    $18.36       $14.50        69,676
   01/01/2012 to 12/31/2012...........    $14.50       $12.11        63,838

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP REAL ESTATE
   01/01/2004 to 12/31/2004...........        --       $13.06        22,857
   01/01/2005 to 12/31/2005...........    $13.06       $13.63        11,101
   01/01/2006 to 12/31/2006...........    $13.63       $17.65        12,978
   01/01/2007 to 12/31/2007...........    $17.65       $13.87         8,885
   01/01/2008 to 12/31/2008...........    $13.87       $ 7.96         9,660
   01/01/2009 to 12/31/2009...........    $ 7.96       $ 9.96        43,586
   01/01/2010 to 12/31/2010...........    $ 9.96       $12.14        37,888
   01/01/2011 to 12/31/2011...........    $12.14       $12.43        11,950
   01/01/2012 to 12/31/2012...........    $12.43       $14.23        12,758
PROFUND VP RISING RATES OPPORTUNITY
   01/01/2004 to 12/31/2004...........        --       $ 8.31       219,942
   01/01/2005 to 12/31/2005...........    $ 8.31       $ 7.48       241,713
   01/01/2006 to 12/31/2006...........    $ 7.48       $ 8.05       112,427
   01/01/2007 to 12/31/2007...........    $ 8.05       $ 7.46        67,151
   01/01/2008 to 12/31/2008...........    $ 7.46       $ 4.52        57,625
   01/01/2009 to 12/31/2009...........    $ 4.52       $ 5.85       152,859
   01/01/2010 to 12/31/2010...........    $ 5.85       $ 4.80       209,469
   01/01/2011 to 12/31/2011...........    $ 4.80       $ 2.93        80,708
   01/01/2012 to 12/31/2012...........    $ 2.93       $ 2.67        83,113
PROFUND VP SHORT NASDAQ-100
   01/01/2003 to 12/31/2003...........        --       $ 9.49         7,708
   01/01/2004 to 12/31/2004...........    $ 9.49       $ 8.24             0
   01/01/2005 to 12/31/2005...........    $ 8.24       $ 8.13        48,058
   01/01/2006 to 12/31/2006...........    $ 8.13       $ 7.83       100,168
   01/01/2007 to 12/31/2007...........    $ 7.83       $ 6.77        64,235
   01/01/2008 to 12/31/2008...........    $ 6.77       $ 9.81         1,410
   01/01/2009 to 12/31/2009...........    $ 9.81       $ 5.69        96,881
   01/01/2010 to 12/31/2010...........    $ 5.69       $ 4.38        68,859
   01/01/2011 to 12/31/2011...........    $ 4.38       $ 3.84        40,986
   01/01/2012 to 12/31/2012...........    $ 3.84       $ 3.04        32,737
PROFUND VP SMALL-CAP GROWTH
   01/01/2003 to 12/31/2003...........        --       $10.44         2,529
   01/01/2004 to 12/31/2004...........    $10.44       $12.23        42,134
   01/01/2005 to 12/31/2005...........    $12.23       $12.85        63,388
   01/01/2006 to 12/31/2006...........    $12.85       $13.65        42,177
   01/01/2007 to 12/31/2007...........    $13.65       $13.88        21,833
   01/01/2008 to 12/31/2008...........    $13.88       $ 8.95        22,429
   01/01/2009 to 12/31/2009...........    $ 8.95       $11.04        58,108
   01/01/2010 to 12/31/2010...........    $11.04       $13.57        74,041
   01/01/2011 to 12/31/2011...........    $13.57       $13.43        18,342
   01/01/2012 to 12/31/2012...........    $13.43       $14.77        15,957
PROFUND VP SMALL-CAP VALUE
   01/01/2003 to 12/31/2003...........        --       $10.67         4,223
   01/01/2004 to 12/31/2004...........    $10.67       $12.53        31,732
   01/01/2005 to 12/31/2005...........    $12.53       $12.74        21,091
   01/01/2006 to 12/31/2006...........    $12.74       $14.62        24,783
   01/01/2007 to 12/31/2007...........    $14.62       $13.26        24,467
   01/01/2008 to 12/31/2008...........    $13.26       $ 8.98        25,091
   01/01/2009 to 12/31/2009...........    $ 8.98       $10.57        32,653
   01/01/2010 to 12/31/2010...........    $10.57       $12.62        91,202
   01/01/2011 to 12/31/2011...........    $12.62       $11.83        20,580
   01/01/2012 to 12/31/2012...........    $11.83       $13.43        61,323

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP TELECOMMUNICATIONS
   01/01/2004 to 12/31/2004...........        --       $12.54         4,099
   01/01/2005 to 12/31/2005...........    $12.54       $11.44           482
   01/01/2006 to 12/31/2006...........    $11.44       $15.02        11,713
   01/01/2007 to 12/31/2007...........    $15.02       $15.91         3,844
   01/01/2008 to 12/31/2008...........    $15.91       $10.20        32,436
   01/01/2009 to 12/31/2009...........    $10.20       $10.70        12,742
   01/01/2010 to 12/31/2010...........    $10.70       $12.10        41,695
   01/01/2011 to 12/31/2011...........    $12.10       $12.05         8,234
   01/01/2012 to 12/31/2012...........    $12.05       $13.72        59,339
PROFUND VP U.S. GOVERNMENT PLUS
   01/01/2004 to 12/31/2004...........        --       $10.80         4,588
   01/01/2005 to 12/31/2005...........    $10.80       $11.51        48,140
   01/01/2006 to 12/31/2006...........    $11.51       $10.74        17,741
   01/01/2007 to 12/31/2007...........    $10.74       $11.56        15,483
   01/01/2008 to 12/31/2008...........    $11.56       $16.92        41,973
   01/01/2009 to 12/31/2009...........    $16.92       $11.14        54,783
   01/01/2010 to 12/31/2010...........    $11.14       $11.99        15,725
   01/01/2011 to 12/31/2011...........    $11.99       $16.82        15,972
   01/01/2012 to 12/31/2012...........    $16.82       $16.61         4,122
PROFUND VP ULTRAMID-CAP
   01/01/2004 to 12/31/2004...........        --       $13.86        27,449
   01/01/2005 to 12/31/2005...........    $13.86       $15.97        31,080
   01/01/2006 to 12/31/2006...........    $15.97       $17.27        20,470
   01/01/2007 to 12/31/2007...........    $17.27       $17.89        16,036
   01/01/2008 to 12/31/2008...........    $17.89       $ 5.69         8,054
   01/01/2009 to 12/31/2009...........    $ 5.69       $ 9.21       112,783
   01/01/2010 to 12/31/2010...........    $ 9.21       $13.48        90,655
   01/01/2011 to 12/31/2011...........    $13.48       $11.38        14,829
   01/01/2012 to 12/31/2012...........    $11.38       $14.74        10,051
PROFUND VP UTILITIES
   01/01/2004 to 12/31/2004...........        --       $12.51        21,365
   01/01/2005 to 12/31/2005...........    $12.51       $13.82        22,152
   01/01/2006 to 12/31/2006...........    $13.82       $16.11        34,957
   01/01/2007 to 12/31/2007...........    $16.11       $18.24       112,953
   01/01/2008 to 12/31/2008...........    $18.24       $12.35        36,248
   01/01/2009 to 12/31/2009...........    $12.35       $13.37        47,094
   01/01/2010 to 12/31/2010...........    $13.37       $13.85        34,825
   01/01/2011 to 12/31/2011...........    $13.85       $15.91        23,874
   01/01/2012 to 12/31/2012...........    $15.91       $15.57        16,888

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.52         6,604
   01/01/2005 to 12/31/2005...........    $10.52       $11.97        28,433
   01/01/2006 to 12/31/2006...........    $11.97       $14.17        28,194
   01/01/2007 to 12/31/2007...........    $14.17       $16.56        38,253
   01/01/2008 to 12/31/2008...........    $16.56       $ 8.04        14,320
   01/01/2009 to 12/31/2009...........    $ 8.04       $10.78        17,242
   01/01/2010 to 12/31/2010...........    $10.78       $12.02         9,331
   01/01/2011 to 12/31/2011...........    $12.02       $ 9.99         9,860
   01/01/2012 to 12/31/2012...........    $ 9.99       $11.96        21,897
S&P TARGET 24 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.70        11,933
   01/01/2005 to 12/31/2005...........    $10.70       $10.90        31,931
   01/01/2006 to 12/31/2006...........    $10.90       $10.96         9,548
   01/01/2007 to 12/31/2007...........    $10.96       $11.16         8,726
   01/01/2008 to 12/31/2008...........    $11.16       $ 7.86        10,121
   01/01/2009 to 12/31/2009...........    $ 7.86       $ 8.75        92,477
   01/01/2010 to 12/31/2010...........    $ 8.75       $10.20        49,338
   01/01/2011 to 12/31/2011...........    $10.20       $10.82        44,122
   01/01/2012 to 12/31/2012...........    $10.82       $11.58        47,445
TARGET MANAGED VIP PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.28        40,194
   01/01/2005 to 12/31/2005...........    $11.28       $11.82        63,365
   01/01/2006 to 12/31/2006...........    $11.82       $12.89        59,186
   01/01/2007 to 12/31/2007...........    $12.89       $13.79        47,941
   01/01/2008 to 12/31/2008...........    $13.79       $ 7.44        24,434
   01/01/2009 to 12/31/2009...........    $ 7.44       $ 8.22        48,802
   01/01/2010 to 12/31/2010...........    $ 8.22       $ 9.57        44,114
   01/01/2011 to 12/31/2011...........    $ 9.57       $ 9.19        26,089
   01/01/2012 to 12/31/2012...........    $ 9.19       $10.16        15,485
THE DOW DART 10 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.44         3,913
   01/01/2005 to 12/31/2005...........    $10.44       $ 9.88         7,887
   01/01/2006 to 12/31/2006...........    $ 9.88       $12.12        20,362
   01/01/2007 to 12/31/2007...........    $12.12       $11.93        12,409
   01/01/2008 to 12/31/2008...........    $11.93       $ 8.33         7,072
   01/01/2009 to 12/31/2009...........    $ 8.33       $ 9.28        16,927
   01/01/2010 to 12/31/2010...........    $ 9.28       $10.59         9,413
   01/01/2011 to 12/31/2011...........    $10.59       $11.16         9,090
   01/01/2012 to 12/31/2012...........    $11.16       $12.08        11,920

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
THE DOW TARGET DIVIDEND PORTFOLIO
   05/02/2005* to 12/31/2005..........    $10.00       $ 9.72        20,831
   01/01/2006 to 12/31/2006...........    $ 9.72       $11.23        34,158
   01/01/2007 to 12/31/2007...........    $11.23       $11.09        26,796
   01/01/2008 to 12/31/2008...........    $11.09       $ 6.45        17,555
   01/01/2009 to 12/31/2009...........    $ 6.45       $ 7.19        49,600
   01/01/2010 to 12/31/2010...........    $ 7.19       $ 8.19        44,803
   01/01/2011 to 12/31/2011...........    $ 8.19       $ 8.49        39,705
   01/01/2012 to 12/31/2012...........    $ 8.49       $ 8.76        26,568
VALUE LINE TARGET 25 PORTFOLIO
   06/30/2008* to 12/31/2008..........    $ 9.90       $ 4.53             0
   01/01/2009 to 12/31/2009...........    $ 4.53       $ 4.75             0
   01/01/2010 to 12/31/2010...........    $ 4.75       $ 6.05             0
   01/01/2011 to 12/31/2011...........    $ 6.05       $ 4.46             0
   01/01/2012 to 12/31/2012...........    $ 4.46       $ 5.29             0
WELLS FARGO ADVANTAGE VT EQUITY INCOME
   01/01/2003 to 12/31/2003...........        --       $15.29        15,958
   01/01/2004 to 12/31/2004...........    $15.29       $16.60        14,303
   01/01/2005 to 12/31/2005...........    $16.60       $17.10        14,292
   01/01/2006 to 12/31/2006...........    $17.10       $19.81        19,084
   01/01/2007 to 12/31/2007...........    $19.81       $19.91        12,779
   01/01/2008 to 12/31/2008...........    $19.91       $12.36        14,524
   01/01/2009 to 12/31/2009...........    $12.36       $14.12        21,554
   01/01/2010 to 07/16/2010...........    $14.12       $13.53             0
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $11.69       $14.10        42,309
   01/01/2011 to 12/31/2011...........    $14.10       $12.02        16,879
   01/01/2012 to 12/31/2012...........    $12.02       $13.35        17,702
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
   07/16/2010* to 12/31/2010..........    $13.53       $15.71        29,303
   01/01/2011 to 12/31/2011...........    $15.71       $15.03        22,273
   01/01/2012 to 12/31/2012...........    $15.03       $17.55         7,780
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $10.09       $12.69        26,995
   01/01/2011 to 12/31/2011...........    $12.69       $11.74        37,288
   01/01/2012 to 12/31/2012...........    $11.74       $13.85        17,376
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $ 9.59       $12.21        10,504
   01/01/2011 to 12/31/2011...........    $12.21       $11.42         8,312
   01/01/2012 to 12/31/2012...........    $11.42       $12.07         5,649

* Denotes the start date of these sub-accounts

                                   ASXT SIX

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: WITH HAV, EBP AND GRO PLUS OR WITH ANY ONE COMBO 5%
                 OR HDV AND GRO PLUS OR HD GRO WITH DB (2.40%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
ACCESS VP HIGH YIELD FUND
   05/02/2005* to 12/31/2005..........    $10.00       $10.51               0
   01/01/2006 to 12/31/2006...........    $10.51       $11.24               0
   01/01/2007 to 12/31/2007...........    $11.24       $11.54               0
   01/01/2008 to 12/31/2008...........    $11.54       $10.74               0
   01/01/2009 to 12/31/2009...........    $10.74       $12.25               0
   01/01/2010 to 12/31/2010...........    $12.25       $13.92               0
   01/01/2011 to 12/31/2011...........    $13.92       $13.96               0
   01/01/2012 to 12/31/2012...........    $13.96       $15.54               0
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.01         163,627
   01/01/2006 to 12/31/2006...........    $10.01       $10.92      14,589,935
   01/01/2007 to 12/31/2007...........    $10.92       $11.64      29,251,802
   01/01/2008 to 12/31/2008...........    $11.64       $ 7.74      24,717,771
   01/01/2009 to 12/31/2009...........    $ 7.74       $ 9.40      23,242,083
   01/01/2010 to 12/31/2010...........    $ 9.40       $10.27      21,065,300
   01/01/2011 to 12/31/2011...........    $10.27       $ 9.76      19,513,642
   01/01/2012 to 12/31/2012...........    $ 9.76       $10.72      17,791,558
AST ADVANCED STRATEGIES PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.60       6,532,178
   01/01/2007 to 12/31/2007...........    $10.60       $11.32      13,390,877
   01/01/2008 to 12/31/2008...........    $11.32       $ 7.76      12,101,558
   01/01/2009 to 12/31/2009...........    $ 7.76       $ 9.56      10,896,474
   01/01/2010 to 12/31/2010...........    $ 9.56       $10.60      10,192,107
   01/01/2011 to 12/31/2011...........    $10.60       $10.36       9,542,021
   01/01/2012 to 12/31/2012...........    $10.36       $11.49       9,009,323
AST ALGER ALL-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $12.38           4,810
   01/01/2004 to 12/31/2004...........    $12.38       $13.10          22,732
   01/01/2005 to 12/02/2005...........    $13.10       $14.93               0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $12.04           1,041
   01/01/2004 to 12/31/2004...........    $12.04       $12.93           7,165
   01/01/2005 to 12/02/2005...........    $12.93       $14.20               0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $12.43           4,612
   01/01/2004 to 12/31/2004...........    $12.43       $13.65          25,550
   01/01/2005 to 12/31/2005...........    $13.65       $13.95          46,622
   01/01/2006 to 12/31/2006...........    $13.95       $15.91          69,176
   01/01/2007 to 12/31/2007...........    $15.91       $15.51         102,616
   01/01/2008 to 12/31/2008...........    $15.51       $ 9.87          84,224
   01/01/2009 to 12/31/2009...........    $ 9.87       $11.35         219,916
   01/01/2010 to 12/31/2010...........    $11.35       $12.61         244,755
   01/01/2011 to 12/31/2011...........    $12.61       $12.75         209,194
   01/01/2012 to 05/04/2012...........    $12.75       $13.82               0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.02          13,140
   01/01/2006 to 12/31/2006...........    $10.02       $10.81       4,001,767
   01/01/2007 to 12/31/2007...........    $10.81       $11.51       8,342,773
   01/01/2008 to 12/31/2008...........    $11.51       $ 8.01      10,023,046
   01/01/2009 to 12/31/2009...........    $ 8.01       $ 9.64      10,231,854
   01/01/2010 to 12/31/2010...........    $ 9.64       $10.57       9,858,868
   01/01/2011 to 12/31/2011...........    $10.57       $10.19       9,887,331
   01/01/2012 to 12/31/2012...........    $10.19       $11.18       9,627,135
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 9.12         212,437
   01/01/2012 to 12/31/2012...........    $ 9.12       $ 9.96         422,305
AST BLACKROCK VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $12.32           4,412
   01/01/2004 to 12/31/2004...........    $12.32       $14.21          16,355
   01/01/2005 to 12/31/2005...........    $14.21       $15.16          24,769
   01/01/2006 to 12/31/2006...........    $15.16       $18.01          64,513
   01/01/2007 to 12/31/2007...........    $18.01       $17.79          82,988
   01/01/2008 to 12/31/2008...........    $17.79       $10.88          39,048
   01/01/2009 to 12/31/2009...........    $10.88       $12.56         115,499
   01/01/2010 to 12/31/2010...........    $12.56       $13.79         117,858
   01/01/2011 to 12/31/2011...........    $13.79       $13.39          96,602
   01/01/2012 to 12/31/2012...........    $13.39       $14.82          91,426
AST BOND PORTFOLIO 2016
   01/01/2010 to 12/31/2010...........    $ 9.60       $10.35             439
   01/01/2011 to 12/31/2011...........    $10.35       $11.07           1,237
   01/01/2012 to 12/31/2012...........    $11.07       $11.26               0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010..........    $10.00       $10.70               0
   01/01/2011 to 12/31/2011...........    $10.70       $11.63           2,278
   01/01/2012 to 12/31/2012...........    $11.63       $11.93           1,487
AST BOND PORTFOLIO 2018
   01/01/2010 to 12/31/2010...........    $ 9.65       $10.48               0
   01/01/2011 to 12/31/2011...........    $10.48       $11.61               0
   01/01/2012 to 12/31/2012...........    $11.61       $11.98               0
AST BOND PORTFOLIO 2019
   01/01/2010 to 12/31/2010...........    $ 9.56       $10.38               0
   01/01/2011 to 12/31/2011...........    $10.38       $11.75               0
   01/01/2012 to 12/31/2012...........    $11.75       $12.14           1,313
AST BOND PORTFOLIO 2020
   01/01/2010 to 12/31/2010...........    $ 9.24       $10.08               0
   01/01/2011 to 12/31/2011...........    $10.08       $11.67               0
   01/01/2012 to 12/31/2012...........    $11.67       $12.11               0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........    $10.00       $10.94               0
   01/01/2011 to 12/31/2011...........    $10.94       $12.85               0
   01/01/2012 to 12/31/2012...........    $12.85       $13.39               0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........    $10.00       $11.95               0
   01/01/2012 to 12/31/2012...........    $11.95       $12.34               0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........    $10.00       $10.34               0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.00          16,971
   01/01/2006 to 12/31/2006...........    $10.00       $11.10      20,521,001
   01/01/2007 to 12/31/2007...........    $11.10       $11.88      38,450,981
   01/01/2008 to 12/31/2008...........    $11.88       $ 7.55      31,116,728
   01/01/2009 to 12/31/2009...........    $ 7.55       $ 9.23      29,319,246
   01/01/2010 to 12/31/2010...........    $ 9.23       $10.21      26,379,712
   01/01/2011 to 12/31/2011...........    $10.21       $ 9.73      24,143,441
   01/01/2012 to 12/31/2012...........    $ 9.73       $10.80      22,058,472
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.03          48,233
   01/01/2008 to 12/31/2008...........    $10.03       $ 7.09         629,705
   01/01/2009 to 12/31/2009...........    $ 7.09       $ 8.54         936,708
   01/01/2010 to 12/31/2010...........    $ 8.54       $ 9.33       1,315,758
   01/01/2011 to 12/31/2011...........    $ 9.33       $ 8.94       1,272,160
   01/01/2012 to 12/31/2012...........    $ 8.94       $ 9.62       1,124,944

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST COHEN & STEERS REALTY PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $13.84           8,189
   01/01/2004 to 12/31/2004...........    $13.84       $18.64          17,014
   01/01/2005 to 12/31/2005...........    $18.64       $20.89          49,397
   01/01/2006 to 12/31/2006...........    $20.89       $27.88          84,382
   01/01/2007 to 12/31/2007...........    $27.88       $21.78          61,759
   01/01/2008 to 12/31/2008...........    $21.78       $13.81          17,748
   01/01/2009 to 12/31/2009...........    $13.81       $17.78          39,068
   01/01/2010 to 12/31/2010...........    $17.78       $22.33          33,474
   01/01/2011 to 12/31/2011...........    $22.33       $23.23          25,211
   01/01/2012 to 12/31/2012...........    $23.23       $26.15          23,586
AST DEAM SMALL-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $14.11             879
   01/01/2004 to 12/31/2004...........    $14.11       $16.81          14,277
   01/01/2005 to 12/31/2005...........    $16.81       $16.61          29,832
   01/01/2006 to 12/31/2006...........    $16.61       $19.44          48,430
   01/01/2007 to 12/31/2007...........    $19.44       $15.60          44,811
   01/01/2008 to 07/18/2008...........    $15.60       $14.23               0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $16.30          20,181
   01/01/2004 to 12/31/2004...........    $16.30       $19.58          95,514
   01/01/2005 to 12/31/2005...........    $19.58       $20.92         227,163
   01/01/2006 to 12/31/2006...........    $20.92       $23.05         272,241
   01/01/2007 to 12/31/2007...........    $23.05       $25.02         337,378
   01/01/2008 to 12/31/2008...........    $25.02       $13.65         211,869
   01/01/2009 to 12/31/2009...........    $13.65       $17.67         264,951
   01/01/2010 to 12/31/2010...........    $17.67       $22.87         224,992
   01/01/2011 to 12/31/2011...........    $22.87       $19.39         164,205
   01/01/2012 to 12/31/2012...........    $19.39       $22.72         147,852
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $ 9.99          67,117
   01/01/2008 to 12/31/2008...........    $ 9.99       $ 7.10         488,536
   01/01/2009 to 12/31/2009...........    $ 7.10       $ 8.40         570,368
   01/01/2010 to 12/31/2010...........    $ 8.40       $ 9.29         569,836
   01/01/2011 to 12/31/2011...........    $ 9.29       $ 8.84         641,725
   01/01/2012 to 12/31/2012...........    $ 8.84       $ 9.81         709,105
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.52       5,666,822
   01/01/2007 to 12/31/2007...........    $10.52       $11.14      11,614,050
   01/01/2008 to 12/31/2008...........    $11.14       $ 7.12      10,075,618
   01/01/2009 to 12/31/2009...........    $ 7.12       $ 8.61       9,506,956
   01/01/2010 to 12/31/2010...........    $ 8.61       $ 9.61       8,823,667
   01/01/2011 to 12/31/2011...........    $ 9.61       $ 9.24       8,045,017
   01/01/2012 to 12/31/2012...........    $ 9.24       $ 9.98       7,314,299

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.42       6,956,467
   01/01/2007 to 12/31/2007...........    $10.42       $11.33      14,403,062
   01/01/2008 to 12/31/2008...........    $11.33       $ 6.56      12,640,349
   01/01/2009 to 12/31/2009...........    $ 6.56       $ 8.06      11,863,818
   01/01/2010 to 12/31/2010...........    $ 8.06       $ 9.36      10,600,803
   01/01/2011 to 12/31/2011...........    $ 9.36       $ 8.57       9,738,297
   01/01/2012 to 12/31/2012...........    $ 8.57       $ 9.45       9,126,212
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.00       $ 7.45         207,524
   01/01/2009 to 11/13/2009...........    $ 7.45       $ 8.27               0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.69       1,021,011
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.17       $ 6.09           2,070
   01/01/2009 to 12/31/2009...........    $ 6.09       $ 8.03           2,045
   01/01/2010 to 12/31/2010...........    $ 8.03       $ 9.42             918
   01/01/2011 to 12/31/2011...........    $ 9.42       $ 8.73             415
   01/01/2012 to 12/31/2012...........    $ 8.73       $10.81           1,054
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $11.56             242
   01/01/2004 to 12/31/2004...........    $11.56       $11.70          10,426
   01/01/2005 to 12/31/2005...........    $11.70       $11.80          32,085
   01/01/2006 to 12/31/2006...........    $11.80       $12.67          61,298
   01/01/2007 to 12/31/2007...........    $12.67       $14.09          85,237
   01/01/2008 to 12/31/2008...........    $14.09       $ 8.21           1,772
   01/01/2009 to 12/31/2009...........    $ 8.21       $11.98          19,497
   01/01/2010 to 12/31/2010...........    $11.98       $12.89          23,748
   01/01/2011 to 12/31/2011...........    $12.89       $12.09           6,867
   01/01/2012 to 12/31/2012...........    $12.09       $14.13           8,699
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $12.70          69,435
   01/01/2004 to 12/31/2004...........    $12.70       $13.76         564,502
   01/01/2005 to 12/31/2005...........    $13.76       $14.07       1,367,534
   01/01/2006 to 12/31/2006...........    $14.07       $16.11       1,130,820
   01/01/2007 to 12/31/2007...........    $16.11       $16.52       1,101,906
   01/01/2008 to 12/31/2008...........    $16.52       $ 9.57         401,455
   01/01/2009 to 12/31/2009...........    $ 9.57       $11.13         778,721
   01/01/2010 to 12/31/2010...........    $11.13       $12.26         666,136
   01/01/2011 to 12/31/2011...........    $12.26       $11.31         360,168
   01/01/2012 to 12/31/2012...........    $11.31       $13.20         369,016

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $12.68         12,201
   01/01/2004 to 12/31/2004...........    $12.68       $14.39        124,672
   01/01/2005 to 12/31/2005...........    $14.39       $14.72        279,700
   01/01/2006 to 12/31/2006...........    $14.72       $15.27        238,489
   01/01/2007 to 12/31/2007...........    $15.27       $17.78        205,076
   01/01/2008 to 12/31/2008...........    $17.78       $10.28         22,556
   01/01/2009 to 12/31/2009...........    $10.28       $15.75         99,043
   01/01/2010 to 12/31/2010...........    $15.75       $18.43         94,647
   01/01/2011 to 12/31/2011...........    $18.43       $17.45         57,000
   01/01/2012 to 12/31/2012...........    $17.45       $20.37         54,654
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   01/01/2005 to 12/31/2005...........    $16.29       $16.69            160
   01/01/2006 to 12/31/2006...........    $16.69       $19.10            155
   01/01/2007 to 12/31/2007...........    $19.10       $17.69            178
   01/01/2008 to 12/31/2008...........    $17.69       $12.66             15
   01/01/2009 to 12/31/2009...........    $12.66       $15.68          3,689
   01/01/2010 to 12/31/2010...........    $15.68       $19.40          3,806
   01/01/2011 to 12/31/2011...........    $19.40       $19.18          1,710
   01/01/2012 to 12/31/2012...........    $19.18       $21.66          2,292
AST HIGH YIELD PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $12.17         28,237
   01/01/2004 to 12/31/2004...........    $12.17       $13.20         54,058
   01/01/2005 to 12/31/2005...........    $13.20       $13.02         79,371
   01/01/2006 to 12/31/2006...........    $13.02       $14.03        134,168
   01/01/2007 to 12/31/2007...........    $14.03       $14.03        189,608
   01/01/2008 to 12/31/2008...........    $14.03       $10.20         62,088
   01/01/2009 to 12/31/2009...........    $10.20       $13.49        128,274
   01/01/2010 to 12/31/2010...........    $13.49       $14.94         75,370
   01/01/2011 to 12/31/2011...........    $14.94       $15.05         52,310
   01/01/2012 to 12/31/2012...........    $15.05       $16.72         40,827
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.16         45,106
   01/01/2008 to 12/31/2008...........    $10.16       $ 7.52        676,506
   01/01/2009 to 12/31/2009...........    $ 7.52       $ 9.05        959,211
   01/01/2010 to 12/31/2010...........    $ 9.05       $ 9.86      1,093,239
   01/01/2011 to 12/31/2011...........    $ 9.86       $ 9.57        807,701
   01/01/2012 to 12/31/2012...........    $ 9.57       $10.29        850,571
AST INTERNATIONAL GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $13.28         32,626
   01/01/2004 to 12/31/2004...........    $13.28       $15.05        325,809
   01/01/2005 to 12/31/2005...........    $15.05       $17.12        679,350
   01/01/2006 to 12/31/2006...........    $17.12       $20.22        712,804
   01/01/2007 to 12/31/2007...........    $20.22       $23.49        855,005
   01/01/2008 to 12/31/2008...........    $23.49       $11.41        538,783
   01/01/2009 to 12/31/2009...........    $11.41       $15.07        664,878
   01/01/2010 to 12/31/2010...........    $15.07       $16.84        586,157
   01/01/2011 to 12/31/2011...........    $16.84       $14.31        416,752
   01/01/2012 to 12/31/2012...........    $14.31       $16.81        404,569

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $12.79          1,767
   01/01/2004 to 12/31/2004...........    $12.79       $15.11         16,366
   01/01/2005 to 12/31/2005...........    $15.11       $16.77         38,769
   01/01/2006 to 12/31/2006...........    $16.77       $20.86        275,245
   01/01/2007 to 12/31/2007...........    $20.86       $23.98        491,747
   01/01/2008 to 12/31/2008...........    $23.98       $13.10        460,577
   01/01/2009 to 12/31/2009...........    $13.10       $16.69        440,216
   01/01/2010 to 12/31/2010...........    $16.69       $18.10        396,620
   01/01/2011 to 12/31/2011...........    $18.10       $15.45        332,717
   01/01/2012 to 12/31/2012...........    $15.45       $17.59        327,543
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.18          8,617
   01/01/2008 to 12/31/2008...........    $10.18       $ 6.88        165,374
   01/01/2009 to 12/31/2009...........    $ 6.88       $ 8.51        595,656
   01/01/2010 to 12/31/2010...........    $ 8.51       $ 9.46        864,252
   01/01/2011 to 12/31/2011...........    $ 9.46       $ 9.18        807,596
   01/01/2012 to 12/31/2012...........    $ 9.18       $10.17        726,479
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $11.58          1,169
   01/01/2004 to 12/31/2004...........    $11.58       $12.56          2,849
   01/01/2005 to 12/31/2005...........    $12.56       $13.11         12,494
   01/01/2006 to 12/31/2006...........    $13.11       $14.22         15,434
   01/01/2007 to 12/31/2007...........    $14.22       $14.15      1,711,698
   01/01/2008 to 12/31/2008...........    $14.15       $11.37      4,834,657
   01/01/2009 to 12/31/2009...........    $11.37       $13.55      4,247,479
   01/01/2010 to 12/31/2010...........    $13.55       $14.19      3,365,501
   01/01/2011 to 12/31/2011...........    $14.19       $13.88      2,915,996
   01/01/2012 to 12/31/2012...........    $13.88       $15.00      2,571,414
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.08       $10.28            936
   01/01/2010 to 12/31/2010...........    $10.28       $11.17         10,740
   01/01/2011 to 12/31/2011...........    $11.17       $10.97              0
   01/01/2012 to 12/31/2012...........    $10.97       $12.34            425
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.14       $10.29            932
   01/01/2010 to 12/31/2010...........    $10.29       $11.42          1,524
   01/01/2011 to 12/31/2011...........    $11.42       $10.49          1,085
   01/01/2012 to 12/31/2012...........    $10.49       $11.60          1,980

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $12.68         13,590
   01/01/2004 to 12/31/2004...........    $12.68       $14.49         38,292
   01/01/2005 to 12/31/2005...........    $14.49       $15.70        109,651
   01/01/2006 to 12/31/2006...........    $15.70       $18.82        139,284
   01/01/2007 to 12/31/2007...........    $18.82       $20.10        121,848
   01/01/2008 to 12/31/2008...........    $20.10       $11.50          5,521
   01/01/2009 to 12/31/2009...........    $11.50       $15.25         19,898
   01/01/2010 to 12/31/2010...........    $15.25       $15.95         15,820
   01/01/2011 to 12/31/2011...........    $15.95       $14.15          6,028
   01/01/2012 to 12/31/2012...........    $14.15       $16.83          6,958
AST LARGE-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $11.58            332
   01/01/2004 to 12/31/2004...........    $11.58       $13.05         37,159
   01/01/2005 to 12/31/2005...........    $13.05       $13.56         86,799
   01/01/2006 to 12/31/2006...........    $13.56       $15.68        871,822
   01/01/2007 to 12/31/2007...........    $15.68       $14.84      1,530,351
   01/01/2008 to 12/31/2008...........    $14.84       $ 8.48      1,717,935
   01/01/2009 to 12/31/2009...........    $ 8.48       $ 9.88      1,503,133
   01/01/2010 to 12/31/2010...........    $ 9.88       $10.91      1,340,257
   01/01/2011 to 12/31/2011...........    $10.91       $10.20      1,124,133
   01/01/2012 to 12/31/2012...........    $10.20       $11.64      1,093,570
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $11.85         28,346
   01/01/2004 to 12/31/2004...........    $11.85       $12.42        155,764
   01/01/2005 to 12/31/2005...........    $12.42       $12.27        465,230
   01/01/2006 to 12/31/2006...........    $12.27       $13.15        414,839
   01/01/2007 to 12/31/2007...........    $13.15       $13.61        285,389
   01/01/2008 to 12/31/2008...........    $13.61       $10.19         22,158
   01/01/2009 to 12/31/2009...........    $10.19       $13.39        101,331
   01/01/2010 to 12/31/2010...........    $13.39       $14.83         84,140
   01/01/2011 to 12/31/2011...........    $14.83       $15.94         32,239
   01/01/2012 to 12/31/2012...........    $15.94       $16.48         31,376
AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $12.23         70,776
   01/01/2004 to 12/31/2004...........    $12.23       $13.80        578,919
   01/01/2005 to 12/31/2005...........    $13.80       $14.39      1,322,888
   01/01/2006 to 12/31/2006...........    $14.39       $15.06      1,850,986
   01/01/2007 to 12/31/2007...........    $15.06       $16.90      2,418,869
   01/01/2008 to 12/31/2008...........    $16.90       $ 9.29      1,680,683
   01/01/2009 to 12/31/2009...........    $ 9.29       $11.77      1,848,746
   01/01/2010 to 12/31/2010...........    $11.77       $13.76      1,586,546
   01/01/2011 to 12/31/2011...........    $13.76       $13.30      1,154,406
   01/01/2012 to 12/31/2012...........    $13.30       $14.58      1,053,397

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GLOBAL EQUITY PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $12.24          6,069
   01/01/2004 to 12/31/2004...........    $12.24       $14.14         26,943
   01/01/2005 to 12/31/2005...........    $14.14       $14.85         56,909
   01/01/2006 to 12/31/2006...........    $14.85       $18.01        101,940
   01/01/2007 to 12/31/2007...........    $18.01       $19.23         68,457
   01/01/2008 to 12/31/2008...........    $19.23       $12.39          2,169
   01/01/2009 to 12/31/2009...........    $12.39       $15.90         11,579
   01/01/2010 to 12/31/2010...........    $15.90       $17.39          9,712
   01/01/2011 to 12/31/2011...........    $17.39       $16.44          3,220
   01/01/2012 to 12/31/2012...........    $16.44       $19.75          3,966
AST MFS GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $11.35         10,550
   01/01/2004 to 12/31/2004...........    $11.35       $12.26         52,718
   01/01/2005 to 12/31/2005...........    $12.26       $12.72        212,707
   01/01/2006 to 12/31/2006...........    $12.72       $13.62        200,801
   01/01/2007 to 12/31/2007...........    $13.62       $15.30        170,640
   01/01/2008 to 12/31/2008...........    $15.30       $ 9.51        111,688
   01/01/2009 to 12/31/2009...........    $ 9.51       $11.54        279,229
   01/01/2010 to 12/31/2010...........    $11.54       $12.70        285,023
   01/01/2011 to 12/31/2011...........    $12.70       $12.32        235,259
   01/01/2012 to 12/31/2012...........    $12.32       $14.08        221,153
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........    $10.00       $10.17              0
AST MID-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $13.31          1,455
   01/01/2004 to 12/31/2004...........    $13.31       $14.98          8,849
   01/01/2005 to 12/31/2005...........    $14.98       $15.41         18,056
   01/01/2006 to 12/31/2006...........    $15.41       $17.19         19,757
   01/01/2007 to 12/31/2007...........    $17.19       $17.23         28,654
   01/01/2008 to 12/31/2008...........    $17.23       $10.41         62,572
   01/01/2009 to 12/31/2009...........    $10.41       $14.11         69,262
   01/01/2010 to 12/31/2010...........    $14.11       $17.02         63,846
   01/01/2011 to 12/31/2011...........    $17.02       $16.04         60,686
   01/01/2012 to 12/31/2012...........    $16.04       $18.53         59,964
AST MONEY MARKET PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $ 9.80        149,705
   01/01/2004 to 12/31/2004...........    $ 9.80       $ 9.65        432,144
   01/01/2005 to 12/31/2005...........    $ 9.65       $ 9.68      1,112,865
   01/01/2006 to 12/31/2006...........    $ 9.68       $ 9.88        777,755
   01/01/2007 to 12/31/2007...........    $ 9.88       $10.11      1,331,062
   01/01/2008 to 12/31/2008...........    $10.11       $10.12      1,352,613
   01/01/2009 to 12/31/2009...........    $10.12       $ 9.90      3,646,303
   01/01/2010 to 12/31/2010...........    $ 9.90       $ 9.66      1,560,180
   01/01/2011 to 12/31/2011...........    $ 9.66       $ 9.43        767,860
   01/01/2012 to 12/31/2012...........    $ 9.43       $ 9.21        829,333

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $13.27        21,843
   01/01/2004 to 12/31/2004...........    $13.27       $15.91       154,749
   01/01/2005 to 12/31/2005...........    $15.91       $17.40       325,521
   01/01/2006 to 12/31/2006...........    $17.40       $18.81       305,380
   01/01/2007 to 12/31/2007...........    $18.81       $18.93       291,027
   01/01/2008 to 12/31/2008...........    $18.93       $10.67        11,886
   01/01/2009 to 12/31/2009...........    $10.67       $14.65        92,979
   01/01/2010 to 12/31/2010...........    $14.65       $17.65        65,720
   01/01/2011 to 12/31/2011...........    $17.65       $16.79        21,418
   01/01/2012 to 12/31/2012...........    $16.79       $19.20        24,345
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.03       $10.06             0
   01/01/2012 to 12/31/2012...........    $10.06       $10.29             0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $12.11         5,407
   01/01/2004 to 12/31/2004...........    $12.11       $13.72        38,051
   01/01/2005 to 12/31/2005...........    $13.72       $15.20       107,424
   01/01/2006 to 12/31/2006...........    $15.20       $16.92       115,940
   01/01/2007 to 12/31/2007...........    $16.92       $20.18       139,590
   01/01/2008 to 12/31/2008...........    $20.18       $11.19        38,578
   01/01/2009 to 12/31/2009...........    $11.19       $14.18        35,488
   01/01/2010 to 12/31/2010...........    $14.18       $17.80        30,731
   01/01/2011 to 12/31/2011...........    $17.80       $17.67        17,416
   01/01/2012 to 12/31/2012...........    $17.67       $19.38        18,751
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $13.98         3,753
   01/01/2004 to 12/31/2004...........    $13.98       $14.94        18,825
   01/01/2005 to 12/31/2005...........    $14.94       $14.63        28,321
   01/01/2006 to 12/31/2006...........    $14.63       $15.39        30,263
   01/01/2007 to 12/31/2007...........    $15.39       $17.83        33,041
   01/01/2008 to 12/31/2008...........    $17.83       $10.00           256
   01/01/2009 to 12/31/2009...........    $10.00       $11.96         5,812
   01/01/2010 to 12/31/2010...........    $11.96       $14.04         6,543
   01/01/2011 to 04/29/2011...........    $14.04       $15.71             0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.27       300,391
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.10       $ 5.55             0
   01/01/2009 to 12/31/2009...........    $ 5.55       $ 9.03        10,155
   01/01/2010 to 12/31/2010...........    $ 9.03       $10.77        11,384
   01/01/2011 to 12/31/2011...........    $10.77       $ 8.38         1,218
   01/01/2012 to 12/31/2012...........    $ 8.38       $ 9.65         2,114

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $10.16          35,430
   01/01/2004 to 12/31/2004...........    $10.16       $10.12         301,108
   01/01/2005 to 12/31/2005...........    $10.12       $10.04       1,095,565
   01/01/2006 to 12/31/2006...........    $10.04       $10.17       1,341,592
   01/01/2007 to 12/31/2007...........    $10.17       $10.60       1,570,063
   01/01/2008 to 12/31/2008...........    $10.60       $10.46         592,710
   01/01/2009 to 12/31/2009...........    $10.46       $11.26         669,201
   01/01/2010 to 12/31/2010...........    $11.26       $11.41         651,501
   01/01/2011 to 12/31/2011...........    $11.41       $11.39         501,665
   01/01/2012 to 12/31/2012...........    $11.39       $11.64         511,927
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $10.45         119,982
   01/01/2004 to 12/31/2004...........    $10.45       $10.70         476,033
   01/01/2005 to 12/31/2005...........    $10.70       $10.71         420,795
   01/01/2006 to 12/31/2006...........    $10.71       $10.84       2,181,127
   01/01/2007 to 12/31/2007...........    $10.84       $11.46       3,832,171
   01/01/2008 to 12/31/2008...........    $11.46       $10.93       2,193,275
   01/01/2009 to 12/31/2009...........    $10.93       $12.43       2,317,678
   01/01/2010 to 12/31/2010...........    $12.43       $13.07       2,549,857
   01/01/2011 to 12/31/2011...........    $13.07       $13.16       2,303,948
   01/01/2012 to 12/31/2012...........    $13.16       $14.04       2,297,207
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.03               0
   01/01/2006 to 12/31/2006...........    $10.03       $10.57       1,499,884
   01/01/2007 to 12/31/2007...........    $10.57       $11.22       3,925,955
   01/01/2008 to 12/31/2008...........    $11.22       $ 8.81      10,704,894
   01/01/2009 to 12/31/2009...........    $ 8.81       $10.33      11,458,452
   01/01/2010 to 12/31/2010...........    $10.33       $11.14      11,581,634
   01/01/2011 to 12/31/2011...........    $11.14       $10.98      12,118,723
   01/01/2012 to 12/31/2012...........    $10.98       $11.83      11,679,502
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.02       $10.06               0
   01/01/2012 to 12/31/2012...........    $10.06       $10.51               0
AST QMA US EQUITY ALPHA PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $12.18           4,899
   01/01/2004 to 12/31/2004...........    $12.18       $13.08           9,296
   01/01/2005 to 12/31/2005...........    $13.08       $13.22          42,373
   01/01/2006 to 12/31/2006...........    $13.22       $14.52          60,178
   01/01/2007 to 12/31/2007...........    $14.52       $14.47          58,887
   01/01/2008 to 12/31/2008...........    $14.47       $ 8.65           7,873
   01/01/2009 to 12/31/2009...........    $ 8.65       $10.29           6,348
   01/01/2010 to 12/31/2010...........    $10.29       $11.55           5,969
   01/01/2011 to 12/31/2011...........    $11.55       $11.67           2,015
   01/01/2012 to 12/31/2012...........    $11.67       $13.53           2,345
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 8.85           4,231
   01/01/2012 to 12/31/2012...........    $ 8.85       $ 9.78          24,037

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $11.50         57,289
   01/01/2008 to 12/31/2008...........    $11.50       $ 7.27        427,045
   01/01/2009 to 12/31/2009...........    $ 7.27       $ 9.00        482,595
   01/01/2010 to 12/31/2010...........    $ 9.00       $10.04        695,176
   01/01/2011 to 12/31/2011...........    $10.04       $ 9.57        932,711
   01/01/2012 to 12/31/2012...........    $ 9.57       $10.82        996,017
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $11.56         11,783
   01/01/2004 to 12/31/2004...........    $11.56       $12.29         18,231
   01/01/2005 to 12/31/2005...........    $12.29       $12.55         42,898
   01/01/2006 to 12/31/2006...........    $12.55       $13.44         18,651
   01/01/2007 to 12/31/2007...........    $13.44       $14.28        381,348
   01/01/2008 to 12/31/2008...........    $14.28       $ 9.73        527,840
   01/01/2009 to 12/31/2009...........    $ 9.73       $12.10      1,045,343
   01/01/2010 to 12/31/2010...........    $12.10       $13.21      1,513,523
   01/01/2011 to 12/31/2011...........    $13.21       $12.45      1,526,986
   01/01/2012 to 12/31/2012...........    $12.45       $13.51      1,350,101
AST SMALL-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $13.43          4,691
   01/01/2004 to 12/31/2004...........    $13.43       $12.19         23,253
   01/01/2005 to 12/31/2005...........    $12.19       $12.08         34,896
   01/01/2006 to 12/31/2006...........    $12.08       $13.28        184,362
   01/01/2007 to 12/31/2007...........    $13.28       $13.88        319,309
   01/01/2008 to 12/31/2008...........    $13.88       $ 8.81        286,461
   01/01/2009 to 12/31/2009...........    $ 8.81       $11.51        249,236
   01/01/2010 to 12/31/2010...........    $11.51       $15.33        203,569
   01/01/2011 to 12/31/2011...........    $15.33       $14.81        159,446
   01/01/2012 to 12/31/2012...........    $14.81       $16.22        132,112
AST SMALL-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $13.35         34,978
   01/01/2004 to 12/31/2004...........    $13.35       $15.17        166,852
   01/01/2005 to 12/31/2005...........    $15.17       $15.80        417,154
   01/01/2006 to 12/31/2006...........    $15.80       $18.51        522,079
   01/01/2007 to 12/31/2007...........    $18.51       $17.05        695,175
   01/01/2008 to 12/31/2008...........    $17.05       $11.69        443,446
   01/01/2009 to 12/31/2009...........    $11.69       $14.49        510,077
   01/01/2010 to 12/31/2010...........    $14.49       $17.82        437,771
   01/01/2011 to 12/31/2011...........    $17.82       $16.36        325,297
   01/01/2012 to 12/31/2012...........    $16.36       $18.86        301,905

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $12.05         31,706
   01/01/2004 to 12/31/2004...........    $12.05       $13.08         46,336
   01/01/2005 to 12/31/2005...........    $13.08       $13.36         75,063
   01/01/2006 to 12/31/2006...........    $13.36       $14.67        220,578
   01/01/2007 to 12/31/2007...........    $14.67       $15.22      3,446,067
   01/01/2008 to 12/31/2008...........    $15.22       $11.00      3,892,435
   01/01/2009 to 12/31/2009...........    $11.00       $13.33      3,870,357
   01/01/2010 to 12/31/2010...........    $13.33       $14.51      3,849,263
   01/01/2011 to 12/31/2011...........    $14.51       $14.44      3,584,247
   01/01/2012 to 12/31/2012...........    $14.44       $16.00      3,557,865
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $12.62         10,893
   01/01/2004 to 12/31/2004...........    $12.62       $14.03         49,912
   01/01/2005 to 12/31/2005...........    $14.03       $14.45         88,839
   01/01/2006 to 12/31/2006...........    $14.45       $17.11        733,091
   01/01/2007 to 12/31/2007...........    $17.11       $16.10      1,285,924
   01/01/2008 to 12/31/2008...........    $16.10       $ 9.13      1,259,992
   01/01/2009 to 12/31/2009...........    $ 9.13       $11.03      1,133,149
   01/01/2010 to 12/31/2010...........    $11.03       $12.20      1,034,301
   01/01/2011 to 12/31/2011...........    $12.20       $11.71        876,114
   01/01/2012 to 12/31/2012...........    $11.71       $13.40        832,513
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $11.35         12,591
   01/01/2004 to 12/31/2004...........    $11.35       $12.04        137,089
   01/01/2005 to 12/31/2005...........    $12.04       $11.22        331,045
   01/01/2006 to 12/31/2006...........    $11.22       $11.64        323,151
   01/01/2007 to 12/31/2007...........    $11.64       $12.45        374,975
   01/01/2008 to 12/31/2008...........    $12.45       $11.86          8,768
   01/01/2009 to 12/31/2009...........    $11.86       $12.98         96,586
   01/01/2010 to 12/31/2010...........    $12.98       $13.39         69,359
   01/01/2011 to 12/31/2011...........    $13.39       $13.61         20,025
   01/01/2012 to 12/31/2012...........    $13.61       $13.98         29,496
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $11.27          8,067
   01/01/2004 to 12/31/2004...........    $11.27       $11.63         15,562
   01/01/2005 to 12/31/2005...........    $11.63       $13.22         41,142
   01/01/2006 to 12/31/2006...........    $13.22       $13.63        919,208
   01/01/2007 to 12/31/2007...........    $13.63       $14.40      1,769,228
   01/01/2008 to 12/31/2008...........    $14.40       $ 8.35      1,830,240
   01/01/2009 to 12/31/2009...........    $ 8.35       $12.50      1,633,068
   01/01/2010 to 12/31/2010...........    $12.50       $14.13      1,380,159
   01/01/2011 to 12/31/2011...........    $14.13       $13.56      1,108,753
   01/01/2012 to 12/31/2012...........    $13.56       $15.56        923,522

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $13.60          1,035
   01/01/2004 to 12/31/2004...........    $13.60       $17.41         37,779
   01/01/2005 to 12/31/2005...........    $17.41       $22.33         78,875
   01/01/2006 to 12/31/2006...........    $22.33       $25.25         93,241
   01/01/2007 to 12/31/2007...........    $25.25       $34.62        107,281
   01/01/2008 to 12/31/2008...........    $34.62       $16.90          1,934
   01/01/2009 to 12/31/2009...........    $16.90       $24.63         17,307
   01/01/2010 to 12/31/2010...........    $24.63       $28.96         12,201
   01/01/2011 to 12/31/2011...........    $28.96       $24.05          2,117
   01/01/2012 to 12/31/2012...........    $24.05       $24.32          2,843
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $ 9.99         25,430
   01/01/2006 to 12/31/2006...........    $ 9.99       $11.28      1,073,254
   01/01/2007 to 12/31/2007...........    $11.28       $12.06      1,617,295
   01/01/2008 to 12/31/2008...........    $12.06       $ 6.79            302
   01/01/2009 to 12/31/2009...........    $ 6.79       $ 8.51        107,578
   01/01/2010 to 12/31/2010...........    $ 8.51       $ 9.52         74,413
   01/01/2011 to 12/31/2011...........    $ 9.52       $ 8.97        167,510
   01/01/2012 to 12/31/2012...........    $ 8.97       $ 9.72        218,841
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $ 9.97        509,680
   01/01/2008 to 12/31/2008...........    $ 9.97       $ 9.22      1,371,484
   01/01/2009 to 12/31/2009...........    $ 9.22       $10.05      1,283,759
   01/01/2010 to 12/31/2010...........    $10.05       $10.57        910,184
   01/01/2011 to 12/31/2011...........    $10.57       $10.94        734,492
   01/01/2012 to 12/31/2012...........    $10.94       $11.52        643,785
EVERGREEN VA GROWTH FUND
   04/15/2005* to 12/31/2005..........    $ 9.82       $11.38          8,394
   01/01/2006 to 12/31/2006...........    $11.38       $12.33         16,564
   01/01/2007 to 12/31/2007...........    $12.33       $13.36         21,136
   01/01/2008 to 12/31/2008...........    $13.36       $ 7.68            124
   01/01/2009 to 12/31/2009...........    $ 7.68       $10.47          6,808
   01/01/2010 to 07/16/2010...........    $10.47       $10.21              0
EVERGREEN VA INTERNATIONAL EQUITY FUND
   01/01/2003 to 12/31/2003...........        --       $12.71          1,395
   01/01/2004 to 12/31/2004...........    $12.71       $14.78          7,362
   01/01/2005 to 12/31/2005...........    $14.78       $16.74         21,181
   01/01/2006 to 12/31/2006...........    $16.74       $20.12         32,343
   01/01/2007 to 12/31/2007...........    $20.12       $22.58         49,950
   01/01/2008 to 12/31/2008...........    $22.58       $12.89            770
   01/01/2009 to 12/31/2009...........    $12.89       $14.59          8,114
   01/01/2010 to 07/16/2010...........    $14.59       $13.80              0
EVERGREEN VA OMEGA FUND
   01/01/2003 to 12/31/2003...........        --       $13.13          1,855
   01/01/2004 to 12/31/2004...........    $13.13       $13.74          3,028
   01/01/2005 to 12/31/2005...........    $13.74       $13.93          4,390
   01/01/2006 to 12/31/2006...........    $13.93       $14.41          6,159
   01/01/2007 to 12/31/2007...........    $14.41       $15.74          5,954
   01/01/2008 to 12/31/2008...........    $15.74       $11.19            381
   01/01/2009 to 12/31/2009...........    $11.19       $15.72          3,291
   01/01/2010 to 07/16/2010...........    $15.72       $14.62              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
   01/28/2008* to 12/31/2008..........    $10.21       $ 6.07              0
   01/01/2009 to 12/31/2009...........    $ 6.07       $ 7.63            402
   01/01/2010 to 12/31/2010...........    $ 7.63       $ 8.86          1,055
   01/01/2011 to 12/31/2011...........    $ 8.86       $ 7.71             82
   01/01/2012 to 12/31/2012...........    $ 7.71       $ 8.56             20
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........    $10.08       $ 6.61        385,586
   01/01/2009 to 12/31/2009...........    $ 6.61       $ 8.39      1,203,098
   01/01/2010 to 12/31/2010...........    $ 8.39       $ 9.03      1,517,010
   01/01/2011 to 12/31/2011...........    $ 9.03       $ 8.66      1,137,637
   01/01/2012 to 09/21/2012...........    $ 8.66       $ 9.65              0
GLOBAL DIVIDEND TARGET 15 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.79          4,718
   01/01/2005 to 12/31/2005...........    $11.79       $12.68         30,022
   01/01/2006 to 12/31/2006...........    $12.68       $17.13         82,358
   01/01/2007 to 12/31/2007...........    $17.13       $18.95         88,767
   01/01/2008 to 12/31/2008...........    $18.95       $10.58          2,114
   01/01/2009 to 12/31/2009...........    $10.58       $14.57         47,160
   01/01/2010 to 12/31/2010...........    $14.57       $15.60          8,117
   01/01/2011 to 12/31/2011...........    $15.60       $14.09          2,147
   01/01/2012 to 12/31/2012...........    $14.09       $17.23          3,036
INVESCO V.I. CAPITAL DEVELOPMENT FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $10.03       $ 8.13            207
   01/01/2012 to 04/27/2012...........    $ 8.13       $ 9.19              0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
FORMERLY, INVESCO V.I. DIVIDEND GROWTH FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $ 9.99       $ 9.07            641
   01/01/2012 to 12/31/2012...........    $ 9.07       $10.51            349
INVESCO V.I. DYNAMICS FUND - SERIES I
   01/01/2003 to 12/31/2003...........        --       $13.05          3,083
   01/01/2004 to 12/31/2004...........    $13.05       $14.43          4,253
   01/01/2005 to 12/31/2005...........    $14.43       $15.60          5,984
   01/01/2006 to 12/31/2006...........    $15.60       $17.68         13,025
   01/01/2007 to 12/31/2007...........    $17.68       $19.35          8,406
   01/01/2008 to 12/31/2008...........    $19.35       $ 9.81             22
   01/01/2009 to 12/31/2009...........    $ 9.81       $13.63            480
   01/01/2010 to 12/31/2010...........    $13.63       $16.48            451
   01/01/2011 to 04/29/2011...........    $16.48       $18.30              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
INVESCO V.I. FINANCIAL SERVICES FUND - SERIES I
   01/01/2003 to 12/31/2003...........        --       $12.54           751
   01/01/2004 to 12/31/2004...........    $12.54       $13.30         8,806
   01/01/2005 to 12/31/2005...........    $13.30       $13.75        17,882
   01/01/2006 to 12/31/2006...........    $13.75       $15.63        20,329
   01/01/2007 to 12/31/2007...........    $15.63       $11.86        18,656
   01/01/2008 to 12/31/2008...........    $11.86       $ 4.69           746
   01/01/2009 to 12/31/2009...........    $ 4.69       $ 5.84         3,783
   01/01/2010 to 12/31/2010...........    $ 5.84       $ 6.29         3,659
   01/01/2011 to 04/29/2011...........    $ 6.29       $ 6.61             0
INVESCO V.I. GLOBAL HEALTH CARE FUND - SERIES I
   01/01/2004 to 12/31/2004...........        --       $12.45         5,438
   01/01/2005 to 12/31/2005...........    $12.45       $13.14        26,387
   01/01/2006 to 12/31/2006...........    $13.14       $13.50        30,522
   01/01/2007 to 12/31/2007...........    $13.50       $14.73        32,928
   01/01/2008 to 12/31/2008...........    $14.73       $10.26         1,844
   01/01/2009 to 12/31/2009...........    $10.26       $12.79         8,749
   01/01/2010 to 12/31/2010...........    $12.79       $13.14         4,405
   01/01/2011 to 12/31/2011...........    $13.14       $13.34         2,034
   01/01/2012 to 12/31/2012...........    $13.34       $15.74         2,410
INVESCO V.I. TECHNOLOGY FUND - SERIES I
   06/30/2008* to 12/31/2008..........    $ 9.92       $ 6.19             0
   01/01/2009 to 12/31/2009...........    $ 6.19       $ 9.52             0
   01/01/2010 to 12/31/2010...........    $ 9.52       $11.27             0
   01/01/2011 to 12/31/2011...........    $11.27       $10.44             0
   01/01/2012 to 12/31/2012...........    $10.44       $11.34             0
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES I
   04/27/2012* to 12/31/2012..........    $10.05       $ 9.72           293
NVIT DEVELOPING MARKETS FUND
   01/01/2003 to 12/31/2003...........        --       $15.47         1,871
   01/01/2004 to 12/31/2004...........    $15.47       $18.09        17,121
   01/01/2005 to 12/31/2005...........    $18.09       $23.22        71,337
   01/01/2006 to 12/31/2006...........    $23.22       $30.50        60,883
   01/01/2007 to 12/31/2007...........    $30.50       $42.72        79,754
   01/01/2008 to 12/31/2008...........    $42.72       $17.57         1,024
   01/01/2009 to 12/31/2009...........    $17.57       $27.82        18,090
   01/01/2010 to 12/31/2010...........    $27.82       $31.53        12,607
   01/01/2011 to 12/31/2011...........    $31.53       $23.88         2,143
   01/01/2012 to 12/31/2012...........    $23.88       $27.22         2,615
PROFUND VP ASIA 30
   01/01/2004 to 12/31/2004...........        --       $15.40         5,612
   01/01/2005 to 12/31/2005...........    $15.40       $17.97        25,189
   01/01/2006 to 12/31/2006...........    $17.97       $24.43        44,724
   01/01/2007 to 12/31/2007...........    $24.43       $35.22        48,755
   01/01/2008 to 12/31/2008...........    $35.22       $16.90           100
   01/01/2009 to 12/31/2009...........    $16.90       $25.44         7,691
   01/01/2010 to 12/31/2010...........    $25.44       $28.29         4,905
   01/01/2011 to 12/31/2011...........    $28.29       $20.15         1,112
   01/01/2012 to 12/31/2012...........    $20.15       $22.71         1,869

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP BANKS
   01/01/2003 to 12/31/2003...........        --       $12.79         1,039
   01/01/2004 to 12/31/2004...........    $12.79       $13.95           788
   01/01/2005 to 12/31/2005...........    $13.95       $13.60         1,138
   01/01/2006 to 12/31/2006...........    $13.60       $15.32         8,544
   01/01/2007 to 12/31/2007...........    $15.32       $10.87         8,941
   01/01/2008 to 12/31/2008...........    $10.87       $ 5.63         2,941
   01/01/2009 to 12/31/2009...........    $ 5.63       $ 5.26         1,692
   01/01/2010 to 12/31/2010...........    $ 5.26       $ 5.56         1,666
   01/01/2011 to 12/31/2011...........    $ 5.56       $ 3.98           639
   01/01/2012 to 12/31/2012...........    $ 3.98       $ 5.18             0
PROFUND VP BASIC MATERIALS
   01/01/2004 to 12/31/2004...........        --       $14.28         3,155
   01/01/2005 to 12/31/2005...........    $14.28       $14.27       377,373
   01/01/2006 to 12/31/2006...........    $14.27       $16.09        17,804
   01/01/2007 to 12/31/2007...........    $16.09       $20.52        38,287
   01/01/2008 to 12/31/2008...........    $20.52       $ 9.73         1,810
   01/01/2009 to 12/31/2009...........    $ 9.73       $15.42         6,532
   01/01/2010 to 12/31/2010...........    $15.42       $19.52         6,279
   01/01/2011 to 12/31/2011...........    $19.52       $15.97           840
   01/01/2012 to 12/31/2012...........    $15.97       $16.91         1,503
PROFUND VP BEAR
   01/01/2003 to 12/31/2003...........        --       $ 7.45        13,622
   01/01/2004 to 12/31/2004...........    $ 7.45       $ 6.52        14,578
   01/01/2005 to 12/31/2005...........    $ 6.52       $ 6.28        52,030
   01/01/2006 to 12/31/2006...........    $ 6.28       $ 5.67        29,474
   01/01/2007 to 12/31/2007...........    $ 5.67       $ 5.57        40,820
   01/01/2008 to 12/31/2008...........    $ 5.57       $ 7.60        14,838
   01/01/2009 to 12/31/2009...........    $ 7.60       $ 5.35         8,406
   01/01/2010 to 12/31/2010...........    $ 5.35       $ 4.29         5,076
   01/01/2011 to 12/31/2011...........    $ 4.29       $ 3.82         1,325
   01/01/2012 to 12/31/2012...........    $ 3.82       $ 3.11         2,345
PROFUND VP BULL
   01/01/2003 to 12/31/2003...........        --       $11.94        10,714
   01/01/2004 to 12/31/2004...........    $11.94       $12.68        88,697
   01/01/2005 to 12/31/2005...........    $12.68       $12.72        45,152
   01/01/2006 to 12/31/2006...........    $12.72       $14.11       197,843
   01/01/2007 to 12/31/2007...........    $14.11       $14.26        61,197
   01/01/2008 to 12/31/2008...........    $14.26       $ 8.67        21,941
   01/01/2009 to 12/31/2009...........    $ 8.67       $10.53        32,361
   01/01/2010 to 12/31/2010...........    $10.53       $11.57         6,492
   01/01/2011 to 12/31/2011...........    $11.57       $11.29         9,862
   01/01/2012 to 12/31/2012...........    $11.29       $12.55         2,902

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP CONSUMER GOODS PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $12.20         1,731
   01/01/2005 to 12/31/2005...........    $12.20       $11.86         2,705
   01/01/2006 to 12/31/2006...........    $11.86       $13.04         4,679
   01/01/2007 to 12/31/2007...........    $13.04       $13.69        15,224
   01/01/2008 to 12/31/2008...........    $13.69       $ 9.80           482
   01/01/2009 to 12/31/2009...........    $ 9.80       $11.62         3,564
   01/01/2010 to 12/31/2010...........    $11.62       $13.31         2,156
   01/01/2011 to 12/31/2011...........    $13.31       $13.90           897
   01/01/2012 to 12/31/2012...........    $13.90       $15.03           197
PROFUND VP CONSUMER SERVICES
   01/01/2003 to 12/31/2003...........        --       $11.59         3,817
   01/01/2004 to 12/31/2004...........    $11.59       $12.17         1,211
   01/01/2005 to 12/31/2005...........    $12.17       $11.33           934
   01/01/2006 to 12/31/2006...........    $11.33       $12.38         3,025
   01/01/2007 to 12/31/2007...........    $12.38       $11.09         1,833
   01/01/2008 to 12/31/2008...........    $11.09       $ 7.42           250
   01/01/2009 to 12/31/2009...........    $ 7.42       $ 9.48         1,991
   01/01/2010 to 12/31/2010...........    $ 9.48       $11.23           852
   01/01/2011 to 12/31/2011...........    $11.23       $11.56           229
   01/01/2012 to 12/31/2012...........    $11.56       $13.78             0
PROFUND VP EUROPE 30
   01/01/2004 to 12/31/2004...........        --       $14.64         7,739
   01/01/2005 to 12/31/2005...........    $14.64       $15.45         4,515
   01/01/2006 to 12/31/2006...........    $15.45       $17.72        17,612
   01/01/2007 to 12/31/2007...........    $17.72       $19.81        45,754
   01/01/2008 to 12/31/2008...........    $19.81       $10.83             0
   01/01/2009 to 12/31/2009...........    $10.83       $13.98         4,314
   01/01/2010 to 12/31/2010...........    $13.98       $14.00         3,079
   01/01/2011 to 12/31/2011...........    $14.00       $12.45           550
   01/01/2012 to 12/31/2012...........    $12.45       $14.17           918
PROFUND VP FINANCIALS
   01/01/2004 to 12/31/2004...........        --       $13.33         1,103
   01/01/2005 to 12/31/2005...........    $13.33       $13.53         4,104
   01/01/2006 to 12/31/2006...........    $13.53       $15.50        21,324
   01/01/2007 to 12/31/2007...........    $15.50       $12.24         9,395
   01/01/2008 to 12/31/2008...........    $12.24       $ 5.91            56
   01/01/2009 to 12/31/2009...........    $ 5.91       $ 6.63         1,399
   01/01/2010 to 12/31/2010...........    $ 6.63       $ 7.18             0
   01/01/2011 to 12/31/2011...........    $ 7.18       $ 6.04            23
   01/01/2012 to 12/31/2012...........    $ 6.04       $ 7.35            22

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP HEALTH CARE
   01/01/2003 to 12/31/2003...........        --       $10.99         2,123
   01/01/2004 to 12/31/2004...........    $10.99       $10.98         4,035
   01/01/2005 to 12/31/2005...........    $10.98       $11.36        16,109
   01/01/2006 to 12/31/2006...........    $11.36       $11.67        36,508
   01/01/2007 to 12/31/2007...........    $11.67       $12.14        32,025
   01/01/2008 to 12/31/2008...........    $12.14       $ 8.97         1,571
   01/01/2009 to 12/31/2009...........    $ 8.97       $10.46         3,358
   01/01/2010 to 12/31/2010...........    $10.46       $10.50            60
   01/01/2011 to 12/31/2011...........    $10.50       $11.29           158
   01/01/2012 to 12/31/2012...........    $11.29       $12.93            34
PROFUND VP INDUSTRIALS
   01/01/2004 to 12/31/2004...........        --       $14.12           945
   01/01/2005 to 12/31/2005...........    $14.12       $14.12           664
   01/01/2006 to 12/31/2006...........    $14.12       $15.38         3,032
   01/01/2007 to 12/31/2007...........    $15.38       $16.77         5,387
   01/01/2008 to 12/31/2008...........    $16.77       $ 9.74           201
   01/01/2009 to 12/31/2009...........    $ 9.74       $11.80           151
   01/01/2010 to 12/31/2010...........    $11.80       $14.25           291
   01/01/2011 to 12/31/2011...........    $14.25       $13.66           174
   01/01/2012 to 12/31/2012...........    $13.66       $15.44           251
PROFUND VP JAPAN
   01/01/2004 to 12/31/2004...........        --       $13.26         7,559
   01/01/2005 to 12/31/2005...........    $13.26       $18.35        23,865
   01/01/2006 to 12/31/2006...........    $18.35       $19.85        35,884
   01/01/2007 to 12/31/2007...........    $19.85       $17.43        24,259
   01/01/2008 to 12/31/2008...........    $17.43       $10.07         2,212
   01/01/2009 to 12/31/2009...........    $10.07       $10.84         1,160
   01/01/2010 to 12/31/2010...........    $10.84       $ 9.89         2,165
   01/01/2011 to 12/31/2011...........    $ 9.89       $ 7.86           734
   01/01/2012 to 12/31/2012...........    $ 7.86       $ 9.43         1,029
PROFUND VP LARGE-CAP GROWTH
   01/01/2004 to 12/31/2004...........        --       $10.37            84
   01/01/2005 to 12/31/2005...........    $10.37       $10.21        47,332
   01/01/2006 to 12/31/2006...........    $10.21       $10.87        43,930
   01/01/2007 to 12/31/2007...........    $10.87       $11.35        81,239
   01/01/2008 to 12/31/2008...........    $11.35       $ 7.14           281
   01/01/2009 to 12/31/2009...........    $ 7.14       $ 9.04        21,452
   01/01/2010 to 12/31/2010...........    $ 9.04       $ 9.99        15,418
   01/01/2011 to 12/31/2011...........    $ 9.99       $10.05         9,519
   01/01/2012 to 12/31/2012...........    $10.05       $11.06         5,539
PROFUND VP LARGE-CAP VALUE
   01/01/2004 to 12/31/2004...........        --       $10.36            84
   01/01/2005 to 12/31/2005...........    $10.36       $10.42        52,611
   01/01/2006 to 12/31/2006...........    $10.42       $12.07        63,859
   01/01/2007 to 12/31/2007...........    $12.07       $11.79        41,316
   01/01/2008 to 12/31/2008...........    $11.79       $ 6.85         2,493
   01/01/2009 to 12/31/2009...........    $ 6.85       $ 7.99         7,453
   01/01/2010 to 12/31/2010...........    $ 7.99       $ 8.80         1,472
   01/01/2011 to 12/31/2011...........    $ 8.80       $ 8.48           582
   01/01/2012 to 12/31/2012...........    $ 8.48       $ 9.55        14,036

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP MID-CAP GROWTH
   01/01/2003 to 12/31/2003...........        --       $12.25         1,274
   01/01/2004 to 12/31/2004...........    $12.25       $13.28         6,489
   01/01/2005 to 12/31/2005...........    $13.28       $14.42        32,799
   01/01/2006 to 12/31/2006...........    $14.42       $14.63        42,481
   01/01/2007 to 12/31/2007...........    $14.63       $15.95        37,386
   01/01/2008 to 12/31/2008...........    $15.95       $ 9.53         1,091
   01/01/2009 to 12/31/2009...........    $ 9.53       $12.86        10,635
   01/01/2010 to 12/31/2010...........    $12.86       $16.12        23,920
   01/01/2011 to 12/31/2011...........    $16.12       $15.28         6,345
   01/01/2012 to 12/31/2012...........    $15.28       $17.21        11,232
PROFUND VP MID-CAP VALUE
   01/01/2003 to 12/31/2003...........        --       $13.33           916
   01/01/2004 to 12/31/2004...........    $13.33       $15.08        12,473
   01/01/2005 to 12/31/2005...........    $15.08       $16.02        32,273
   01/01/2006 to 12/31/2006...........    $16.02       $17.56        54,436
   01/01/2007 to 12/31/2007...........    $17.56       $17.30        16,790
   01/01/2008 to 12/31/2008...........    $17.30       $10.76           635
   01/01/2009 to 12/31/2009...........    $10.76       $13.74         4,345
   01/01/2010 to 12/31/2010...........    $13.74       $16.15         1,560
   01/01/2011 to 12/31/2011...........    $16.15       $15.15         5,810
   01/01/2012 to 12/31/2012...........    $15.15       $17.23         7,753
PROFUND VP NASDAQ-100
   01/01/2004 to 12/31/2004...........        --       $14.19        32,376
   01/01/2005 to 12/31/2005...........    $14.19       $13.88         7,108
   01/01/2006 to 12/31/2006...........    $13.88       $14.28        21,352
   01/01/2007 to 12/31/2007...........    $14.28       $16.40        47,836
   01/01/2008 to 12/31/2008...........    $16.40       $ 9.20         1,870
   01/01/2009 to 12/31/2009...........    $ 9.20       $13.65         3,246
   01/01/2010 to 12/31/2010...........    $13.65       $15.76         3,352
   01/01/2011 to 12/31/2011...........    $15.76       $15.60           159
   01/01/2012 to 12/31/2012...........    $15.60       $17.70           187
PROFUND VP OIL & GAS
   01/01/2003 to 12/31/2003...........        --       $12.07         2,434
   01/01/2004 to 12/31/2004...........    $12.07       $15.23        14,353
   01/01/2005 to 12/31/2005...........    $15.23       $19.52        47,094
   01/01/2006 to 12/31/2006...........    $19.52       $22.99       138,252
   01/01/2007 to 12/31/2007...........    $22.99       $29.72        77,955
   01/01/2008 to 12/31/2008...........    $29.72       $18.29         1,586
   01/01/2009 to 12/31/2009...........    $18.29       $20.61        12,708
   01/01/2010 to 12/31/2010...........    $20.61       $23.69         8,409
   01/01/2011 to 12/31/2011...........    $23.69       $23.65         2,152
   01/01/2012 to 12/31/2012...........    $23.65       $23.75         2,511

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP PHARMACEUTICALS
   01/01/2003 to 12/31/2003...........        --       $ 9.91         1,646
   01/01/2004 to 12/31/2004...........    $ 9.91       $ 8.78         3,939
   01/01/2005 to 12/31/2005...........    $ 8.78       $ 8.25         4,239
   01/01/2006 to 12/31/2006...........    $ 8.25       $ 9.03        59,783
   01/01/2007 to 12/31/2007...........    $ 9.03       $ 9.02        13,834
   01/01/2008 to 12/31/2008...........    $ 9.02       $ 7.08         1,858
   01/01/2009 to 12/31/2009...........    $ 7.08       $ 8.08         4,748
   01/01/2010 to 12/31/2010...........    $ 8.08       $ 7.92         1,982
   01/01/2011 to 12/31/2011...........    $ 7.92       $ 8.98         1,297
   01/01/2012 to 12/31/2012...........    $ 8.98       $ 9.81         1,382
PROFUND VP PRECIOUS METALS
   01/01/2003 to 12/31/2003...........        --       $15.35         1,458
   01/01/2004 to 12/31/2004...........    $15.35       $13.49         7,072
   01/01/2005 to 12/31/2005...........    $13.49       $16.64        44,065
   01/01/2006 to 12/31/2006...........    $16.64       $17.43       148,574
   01/01/2007 to 12/31/2007...........    $17.43       $20.83        54,917
   01/01/2008 to 12/31/2008...........    $20.83       $14.08        11,039
   01/01/2009 to 12/31/2009...........    $14.08       $18.59        18,451
   01/01/2010 to 12/31/2010...........    $18.59       $24.12        10,093
   01/01/2011 to 12/31/2011...........    $24.12       $19.02         2,936
   01/01/2012 to 12/31/2012...........    $19.02       $15.86         3,992
PROFUND VP REAL ESTATE
   01/01/2004 to 12/31/2004...........        --       $16.45           629
   01/01/2005 to 12/31/2005...........    $16.45       $17.14        10,494
   01/01/2006 to 12/31/2006...........    $17.14       $22.17        32,136
   01/01/2007 to 12/31/2007...........    $22.17       $17.39        18,608
   01/01/2008 to 12/31/2008...........    $17.39       $ 9.97         1,827
   01/01/2009 to 12/31/2009...........    $ 9.97       $12.45         3,625
   01/01/2010 to 12/31/2010...........    $12.45       $15.15         2,959
   01/01/2011 to 12/31/2011...........    $15.15       $15.49           379
   01/01/2012 to 12/31/2012...........    $15.49       $17.71           511
PROFUND VP RISING RATES OPPORTUNITY
   01/01/2003 to 12/31/2003...........        --       $ 9.07        10,876
   01/01/2004 to 12/31/2004...........    $ 9.07       $ 7.89        52,002
   01/01/2005 to 12/31/2005...........    $ 7.89       $ 7.09       127,133
   01/01/2006 to 12/31/2006...........    $ 7.09       $ 7.62       113,335
   01/01/2007 to 12/31/2007...........    $ 7.62       $ 7.05        81,045
   01/01/2008 to 12/31/2008...........    $ 7.05       $ 4.27        16,755
   01/01/2009 to 12/31/2009...........    $ 4.27       $ 5.51        36,447
   01/01/2010 to 12/31/2010...........    $ 5.51       $ 4.51        31,795
   01/01/2011 to 12/31/2011...........    $ 4.51       $ 2.75        11,480
   01/01/2012 to 12/31/2012...........    $ 2.75       $ 2.50        16,466

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP SHORT NASDAQ-100
   01/01/2003 to 12/31/2003...........        --       $ 6.38        16,907
   01/01/2004 to 12/31/2004...........    $ 6.38       $ 5.54        16,306
   01/01/2005 to 12/31/2005...........    $ 5.54       $ 5.45        18,601
   01/01/2006 to 12/31/2006...........    $ 5.45       $ 5.24        12,891
   01/01/2007 to 12/31/2007...........    $ 5.24       $ 4.53        14,100
   01/01/2008 to 12/31/2008...........    $ 4.53       $ 6.55         2,465
   01/01/2009 to 12/31/2009...........    $ 6.55       $ 3.79         1,287
   01/01/2010 to 12/31/2010...........    $ 3.79       $ 2.92         4,075
   01/01/2011 to 12/31/2011...........    $ 2.92       $ 2.55           105
   01/01/2012 to 12/31/2012...........    $ 2.55       $ 2.02           104
PROFUND VP SMALL-CAP GROWTH
   01/01/2003 to 12/31/2003...........        --       $12.98        30,164
   01/01/2004 to 12/31/2004...........    $12.98       $15.17         9,388
   01/01/2005 to 12/31/2005...........    $15.17       $15.93        31,782
   01/01/2006 to 12/31/2006...........    $15.93       $16.89        17,685
   01/01/2007 to 12/31/2007...........    $16.89       $17.15        20,138
   01/01/2008 to 12/31/2008...........    $17.15       $11.04         1,422
   01/01/2009 to 12/31/2009...........    $11.04       $13.60         3,876
   01/01/2010 to 12/31/2010...........    $13.60       $16.69         9,243
   01/01/2011 to 12/31/2011...........    $16.69       $16.50         5,997
   01/01/2012 to 12/31/2012...........    $16.50       $18.11           845
PROFUND VP SMALL-CAP VALUE
   01/01/2003 to 12/31/2003...........        --       $13.33        28,687
   01/01/2004 to 12/31/2004...........    $13.33       $15.63        29,856
   01/01/2005 to 12/31/2005...........    $15.63       $15.86        32,218
   01/01/2006 to 12/31/2006...........    $15.86       $18.18        52,464
   01/01/2007 to 12/31/2007...........    $18.18       $16.46        14,409
   01/01/2008 to 12/31/2008...........    $16.46       $11.14         1,870
   01/01/2009 to 12/31/2009...........    $11.14       $13.09         5,068
   01/01/2010 to 12/31/2010...........    $13.09       $15.60         3,948
   01/01/2011 to 12/31/2011...........    $15.60       $14.60         2,432
   01/01/2012 to 12/31/2012...........    $14.60       $16.55         8,493
PROFUND VP TELECOMMUNICATIONS
   01/01/2004 to 12/31/2004...........        --       $11.31        11,741
   01/01/2005 to 12/31/2005...........    $11.31       $10.30        14,202
   01/01/2006 to 12/31/2006...........    $10.30       $13.50        43,184
   01/01/2007 to 12/31/2007...........    $13.50       $14.28        14,887
   01/01/2008 to 12/31/2008...........    $14.28       $ 9.14         1,935
   01/01/2009 to 12/31/2009...........    $ 9.14       $ 9.58         2,887
   01/01/2010 to 12/31/2010...........    $ 9.58       $10.81         5,873
   01/01/2011 to 12/31/2011...........    $10.81       $10.75           500
   01/01/2012 to 12/31/2012...........    $10.75       $12.22           454
PROFUND VP U.S. GOVERNMENT PLUS
   01/01/2004 to 12/31/2004...........        --       $10.23        13,114
   01/01/2005 to 12/31/2005...........    $10.23       $10.89        35,357
   01/01/2006 to 12/31/2006...........    $10.89       $10.14        25,734
   01/01/2007 to 12/31/2007...........    $10.14       $10.90        96,242
   01/01/2008 to 12/31/2008...........    $10.90       $15.93         6,795
   01/01/2009 to 12/31/2009...........    $15.93       $10.48        11,390
   01/01/2010 to 12/31/2010...........    $10.48       $11.26         7,515
   01/01/2011 to 12/31/2011...........    $11.26       $15.77         6,149
   01/01/2012 to 12/31/2012...........    $15.77       $15.54         1,620

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP ULTRAMID-CAP
   01/01/2003 to 12/31/2003...........        --       $16.37           557
   01/01/2004 to 12/31/2004...........    $16.37       $20.40         2,161
   01/01/2005 to 12/31/2005...........    $20.40       $23.47        33,020
   01/01/2006 to 12/31/2006...........    $23.47       $25.35         7,780
   01/01/2007 to 12/31/2007...........    $25.35       $26.21        13,702
   01/01/2008 to 12/31/2008...........    $26.21       $ 8.32            48
   01/01/2009 to 12/31/2009...........    $ 8.32       $13.46         4,257
   01/01/2010 to 12/31/2010...........    $13.46       $19.66         4,160
   01/01/2011 to 12/31/2011...........    $19.66       $16.57           195
   01/01/2012 to 12/31/2012...........    $16.57       $21.43         1,575
PROFUND VP UTILITIES
   01/01/2004 to 12/31/2004...........        --       $14.84         7,490
   01/01/2005 to 12/31/2005...........    $14.84       $16.38        12,802
   01/01/2006 to 12/31/2006...........    $16.38       $19.06        25,289
   01/01/2007 to 12/31/2007...........    $19.06       $21.54        63,326
   01/01/2008 to 12/31/2008...........    $21.54       $14.57         2,079
   01/01/2009 to 12/31/2009...........    $14.57       $15.75         4,815
   01/01/2010 to 12/31/2010...........    $15.75       $16.28         4,562
   01/01/2011 to 12/31/2011...........    $16.28       $18.68         2,028
   01/01/2012 to 12/31/2012...........    $18.68       $18.25         2,674
PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.52         4,127
   01/01/2005 to 12/31/2005...........    $10.52       $11.95        11,713
   01/01/2006 to 12/31/2006...........    $11.95       $14.12         8,042
   01/01/2007 to 12/31/2007...........    $14.12       $16.48         8,669
   01/01/2008 to 12/31/2008...........    $16.48       $ 7.99           447
   01/01/2009 to 12/31/2009...........    $ 7.99       $10.70         4,454
   01/01/2010 to 12/31/2010...........    $10.70       $11.91         4,767
   01/01/2011 to 12/31/2011...........    $11.91       $ 9.89         1,595
   01/01/2012 to 12/31/2012...........    $ 9.89       $11.81         2,019
S&P TARGET 24 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.69         3,409
   01/01/2005 to 12/31/2005...........    $10.69       $10.87        21,189
   01/01/2006 to 12/31/2006...........    $10.87       $10.92        41,025
   01/01/2007 to 12/31/2007...........    $10.92       $11.10        31,201
   01/01/2008 to 12/31/2008...........    $11.10       $ 7.81         2,170
   01/01/2009 to 12/31/2009...........    $ 7.81       $ 8.67         8,464
   01/01/2010 to 12/31/2010...........    $ 8.67       $10.10         7,288
   01/01/2011 to 12/31/2011...........    $10.10       $10.70         1,371
   01/01/2012 to 12/31/2012...........    $10.70       $11.43         1,202

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
TARGET MANAGED VIP PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.27       217,324
   01/01/2005 to 12/31/2005...........    $11.27       $11.79       168,306
   01/01/2006 to 12/31/2006...........    $11.79       $12.84       181,427
   01/01/2007 to 12/31/2007...........    $12.84       $13.71       155,689
   01/01/2008 to 12/31/2008...........    $13.71       $ 7.38         1,700
   01/01/2009 to 12/31/2009...........    $ 7.38       $ 8.14        21,798
   01/01/2010 to 12/31/2010...........    $ 8.14       $ 9.47        23,739
   01/01/2011 to 12/31/2011...........    $ 9.47       $ 9.09         9,066
   01/01/2012 to 12/31/2012...........    $ 9.09       $10.02         9,538
THE DOW DART 10 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.43        10,531
   01/01/2005 to 12/31/2005...........    $10.43       $ 9.85        16,903
   01/01/2006 to 12/31/2006...........    $ 9.85       $12.07        26,252
   01/01/2007 to 12/31/2007...........    $12.07       $11.86        17,941
   01/01/2008 to 12/31/2008...........    $11.86       $ 8.28         2,319
   01/01/2009 to 12/31/2009...........    $ 8.28       $ 9.20         7,119
   01/01/2010 to 12/31/2010...........    $ 9.20       $10.49         5,821
   01/01/2011 to 12/31/2011...........    $10.49       $11.03         1,782
   01/01/2012 to 12/31/2012...........    $11.03       $11.92         2,327
THE DOW TARGET DIVIDEND PORTFOLIO
   05/02/2005* to 12/31/2005..........    $10.00       $ 9.71        86,134
   01/01/2006 to 12/31/2006...........    $ 9.71       $11.20       130,711
   01/01/2007 to 12/31/2007...........    $11.20       $11.05        94,930
   01/01/2008 to 12/31/2008...........    $11.05       $ 6.41         1,940
   01/01/2009 to 12/31/2009...........    $ 6.41       $ 7.14        28,946
   01/01/2010 to 12/31/2010...........    $ 7.14       $ 8.12        28,184
   01/01/2011 to 12/31/2011...........    $ 8.12       $ 8.40         9,909
   01/01/2012 to 12/31/2012...........    $ 8.40       $ 8.66        10,655
WELLS FARGO ADVANTAGE VT EQUITY INCOME
   01/01/2004 to 12/31/2004...........        --       $13.22           480
   01/01/2005 to 12/31/2005...........    $13.22       $13.59         5,640
   01/01/2006 to 12/31/2006...........    $13.59       $15.73        17,620
   01/01/2007 to 12/31/2007...........    $15.73       $15.78        33,562
   01/01/2008 to 12/31/2008...........    $15.78       $ 9.78           145
   01/01/2009 to 12/31/2009...........    $ 9.78       $11.16           354
   01/01/2010 to 07/16/2010...........    $11.16       $10.68             0
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $13.82       $16.65         1,791
   01/01/2011 to 12/31/2011...........    $16.65       $14.18           241
   01/01/2012 to 12/31/2012...........    $14.18       $15.73           319
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
   07/16/2010* to 12/31/2010..........    $10.68       $12.40            93
   01/01/2011 to 12/31/2011...........    $12.40       $11.84             0
   01/01/2012 to 12/31/2012...........    $11.84       $13.81            12

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $14.62       $18.38        2,813
   01/01/2011 to 12/31/2011...........    $18.38       $16.98        1,868
   01/01/2012 to 12/31/2012...........    $16.98       $20.01        2,716
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $ 9.59       $12.21        3,806
   01/01/2011 to 12/31/2011...........    $12.21       $11.40          340
   01/01/2012 to 12/31/2012...........    $11.40       $12.02          541

* Denotes the start date of these sub-accounts

                                   ASXT SIX

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

          ACCUMULATION UNIT VALUES: WITH COMBO 5%/HAV 80 BPS (2.45%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.02       $12.18      2,443,141
   01/01/2010 to 12/31/2010...........    $12.18       $13.31      3,949,179
   01/01/2011 to 12/31/2011...........    $13.31       $12.64      2,931,866
   01/01/2012 to 12/31/2012...........    $12.64       $13.88      3,095,464
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.04       $12.38      1,130,101
   01/01/2010 to 12/31/2010...........    $12.38       $13.73      1,701,914
   01/01/2011 to 12/31/2011...........    $13.73       $13.41      1,389,885
   01/01/2012 to 12/31/2012...........    $13.41       $14.87      1,538,380
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.08       $12.43         61,861
   01/01/2010 to 12/31/2010...........    $12.43       $13.80         95,348
   01/01/2011 to 12/31/2011...........    $13.80       $13.95         87,099
   01/01/2012 to 05/04/2012...........    $13.95       $15.11              0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.02       $12.01      2,769,807
   01/01/2010 to 12/31/2010...........    $12.01       $13.16      4,171,056
   01/01/2011 to 12/31/2011...........    $13.16       $12.68      3,413,824
   01/01/2012 to 12/31/2012...........    $12.68       $13.91      3,719,137
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 9.12         54,933
   01/01/2012 to 12/31/2012...........    $ 9.12       $ 9.95        203,036
AST BLACKROCK VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.10       $12.72        115,228
   01/01/2010 to 12/31/2010...........    $12.72       $13.96        165,907
   01/01/2011 to 12/31/2011...........    $13.96       $13.55        153,332
   01/01/2012 to 12/31/2012...........    $13.55       $14.99        135,537

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.04       $12.28      2,987,900
   01/01/2010 to 12/31/2010...........    $12.28       $13.58      4,481,134
   01/01/2011 to 12/31/2011...........    $13.58       $12.93      3,050,077
   01/01/2012 to 12/31/2012...........    $12.93       $14.34      3,527,961
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.04       $11.91      1,021,494
   01/01/2010 to 12/31/2010...........    $11.91       $13.00      1,695,420
   01/01/2011 to 12/31/2011...........    $13.00       $12.45      1,349,916
   01/01/2012 to 12/31/2012...........    $12.45       $13.39      1,441,120
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.61       $14.47         21,220
   01/01/2010 to 12/31/2010...........    $14.47       $18.17         78,297
   01/01/2011 to 12/31/2011...........    $18.17       $18.89         68,471
   01/01/2012 to 12/31/2012...........    $18.89       $21.26         67,908
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.98       $12.95         83,923
   01/01/2010 to 12/31/2010...........    $12.95       $16.74         69,225
   01/01/2011 to 12/31/2011...........    $16.74       $14.19        111,609
   01/01/2012 to 12/31/2012...........    $14.19       $16.62        170,989
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.03       $11.94        362,128
   01/01/2010 to 12/31/2010...........    $11.94       $13.20        624,558
   01/01/2011 to 12/31/2011...........    $13.20       $12.56        461,614
   01/01/2012 to 12/31/2012...........    $12.56       $13.92        539,854
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.01       $12.26      1,663,537
   01/01/2010 to 12/31/2010...........    $12.26       $13.68      1,910,950
   01/01/2011 to 12/31/2011...........    $13.68       $13.15      1,598,083
   01/01/2012 to 12/31/2012...........    $13.15       $14.19      1,564,740
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.99       $12.12      2,098,937
   01/01/2010 to 12/31/2010...........    $12.12       $14.08      3,200,820
   01/01/2011 to 12/31/2011...........    $14.08       $12.88      2,085,788
   01/01/2012 to 12/31/2012...........    $12.88       $14.19      2,564,185
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.69      2,622,007
AST GLOBAL REAL ESTATE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.86       $13.90         41,621
   01/01/2010 to 12/31/2010...........    $13.90       $16.30         65,621
   01/01/2011 to 12/31/2011...........    $16.30       $15.10         45,601
   01/01/2012 to 12/31/2012...........    $15.10       $18.67         78,607

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.05       $12.81        177,753
   01/01/2010 to 12/31/2010...........    $12.81       $13.78        194,874
   01/01/2011 to 12/31/2011...........    $13.78       $12.91        140,432
   01/01/2012 to 12/31/2012...........    $12.91       $15.08        155,888
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.12       $12.17         75,569
   01/01/2010 to 12/31/2010...........    $12.17       $13.40        137,164
   01/01/2011 to 12/31/2011...........    $13.40       $12.36         91,047
   01/01/2012 to 12/31/2012...........    $12.36       $14.42        112,381
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.06       $13.45        235,589
   01/01/2010 to 12/31/2010...........    $13.45       $15.72        440,042
   01/01/2011 to 12/31/2011...........    $15.72       $14.88        254,658
   01/01/2012 to 12/31/2012...........    $14.88       $17.36        299,390
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.95       $12.73        112,264
   01/01/2010 to 12/31/2010...........    $12.73       $15.74        244,740
   01/01/2011 to 12/31/2011...........    $15.74       $15.55        171,766
   01/01/2012 to 12/31/2012...........    $15.55       $17.55        213,320
AST HIGH YIELD PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.02       $12.48         95,606
   01/01/2010 to 12/31/2010...........    $12.48       $13.82        197,331
   01/01/2011 to 12/31/2011...........    $13.82       $13.91        179,178
   01/01/2012 to 12/31/2012...........    $13.91       $15.45        207,566
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.02       $11.83      1,069,398
   01/01/2010 to 12/31/2010...........    $11.83       $12.88      1,722,014
   01/01/2011 to 12/31/2011...........    $12.88       $12.50      1,508,359
   01/01/2012 to 12/31/2012...........    $12.50       $13.43      1,627,984
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.14       $13.24         61,190
   01/01/2010 to 12/31/2010...........    $13.24       $14.78        114,002
   01/01/2011 to 12/31/2011...........    $14.78       $12.56         75,035
   01/01/2012 to 12/31/2012...........    $12.56       $14.75         82,693
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.12       $13.07         49,463
   01/01/2010 to 12/31/2010...........    $13.07       $14.16        140,823
   01/01/2011 to 12/31/2011...........    $14.16       $12.08         92,030
   01/01/2012 to 12/31/2012...........    $12.08       $13.75        112,024

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.98       $10.82               0
   01/01/2010 to 12/31/2010...........    $10.82       $11.69          77,776
   01/01/2011 to 12/31/2011...........    $11.69       $12.83      10,513,694
   01/01/2012 to 12/31/2012...........    $12.83       $13.69       4,902,955
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.04       $12.22         669,427
   01/01/2010 to 12/31/2010...........    $12.22       $13.56       1,219,025
   01/01/2011 to 12/31/2011...........    $13.56       $13.16         707,163
   01/01/2012 to 12/31/2012...........    $13.16       $14.58         740,636
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.08       $11.64       1,382,051
   01/01/2010 to 12/31/2010...........    $11.64       $12.18       1,686,564
   01/01/2011 to 12/31/2011...........    $12.18       $11.91       1,458,362
   01/01/2012 to 12/31/2012...........    $11.91       $12.87       1,451,868
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.08       $10.28          36,602
   01/01/2010 to 12/31/2010...........    $10.28       $11.16          58,400
   01/01/2011 to 12/31/2011...........    $11.16       $10.96          55,060
   01/01/2012 to 12/31/2012...........    $10.96       $12.32          34,258
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.14       $10.29           4,588
   01/01/2010 to 12/31/2010...........    $10.29       $11.41         129,178
   01/01/2011 to 12/31/2011...........    $11.41       $10.48          48,689
   01/01/2012 to 12/31/2012...........    $10.48       $11.58          53,432
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.13       $13.55         201,691
   01/01/2010 to 12/31/2010...........    $13.55       $14.17         337,387
   01/01/2011 to 12/31/2011...........    $14.17       $12.56         228,979
   01/01/2012 to 12/31/2012...........    $12.56       $14.93         249,160
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.06       $12.70          46,704
   01/01/2010 to 12/31/2010...........    $12.70       $14.02          58,656
   01/01/2011 to 12/31/2011...........    $14.02       $13.10          41,926
   01/01/2012 to 12/31/2012...........    $13.10       $14.94          39,728
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.03       $12.05          96,778
   01/01/2010 to 12/31/2010...........    $12.05       $13.33         144,043
   01/01/2011 to 12/31/2011...........    $13.33       $14.33         212,784
   01/01/2012 to 12/31/2012...........    $14.33       $14.81         262,609

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.01       $12.68       132,749
   01/01/2010 to 12/31/2010...........    $12.68       $14.82       244,736
   01/01/2011 to 12/31/2011...........    $14.82       $14.32       174,151
   01/01/2012 to 12/31/2012...........    $14.32       $15.68       164,561
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.07       $13.33        76,212
   01/01/2010 to 12/31/2010...........    $13.33       $14.57       177,654
   01/01/2011 to 12/31/2011...........    $14.57       $13.77       123,927
   01/01/2012 to 12/31/2012...........    $13.77       $16.53       190,240
AST MFS GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.03       $12.12       137,082
   01/01/2010 to 12/31/2010...........    $12.12       $13.33       212,508
   01/01/2011 to 12/31/2011...........    $13.33       $12.93       145,330
   01/01/2012 to 12/31/2012...........    $12.93       $14.77       150,949
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........    $10.00       $10.17         1,675
AST MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.99       $13.20        75,379
   01/01/2010 to 12/31/2010...........    $13.20       $15.91       137,053
   01/01/2011 to 12/31/2011...........    $15.91       $14.99        95,278
   01/01/2012 to 12/31/2012...........    $14.99       $17.31        99,192
AST MONEY MARKET PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.00       $ 9.84       534,643
   01/01/2010 to 12/31/2010...........    $ 9.84       $ 9.60       722,156
   01/01/2011 to 12/31/2011...........    $ 9.60       $ 9.37       650,694
   01/01/2012 to 12/31/2012...........    $ 9.37       $ 9.14       709,894
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.13       $13.68        57,122
   01/01/2010 to 12/31/2010...........    $13.68       $16.47       137,131
   01/01/2011 to 12/31/2011...........    $16.47       $15.67        98,601
   01/01/2012 to 12/31/2012...........    $15.67       $17.91        83,761
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.03       $10.06         4,132
   01/01/2012 to 12/31/2012...........    $10.06       $10.29        34,956

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.98       $12.33         38,133
   01/01/2010 to 12/31/2010...........    $12.33       $15.48        103,428
   01/01/2011 to 12/31/2011...........    $15.48       $15.35         88,711
   01/01/2012 to 12/31/2012...........    $15.35       $16.83         91,855
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.93       $12.04         49,314
   01/01/2010 to 12/31/2010...........    $12.04       $14.12         97,356
   01/01/2011 to 04/29/2011...........    $14.12       $15.80              0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.27        156,954
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.05       $14.76        143,569
   01/01/2010 to 12/31/2010...........    $14.76       $17.60        322,078
   01/01/2011 to 12/31/2011...........    $17.60       $13.69        188,326
   01/01/2012 to 12/31/2012...........    $13.69       $15.75        238,218
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.99       $10.46        218,191
   01/01/2010 to 12/31/2010...........    $10.46       $10.60        494,017
   01/01/2011 to 12/31/2011...........    $10.60       $10.57        438,828
   01/01/2012 to 12/31/2012...........    $10.57       $10.80        465,625
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.98       $11.02      2,350,903
   01/01/2010 to 12/31/2010...........    $11.02       $11.58      4,777,220
   01/01/2011 to 12/31/2011...........    $11.58       $11.66      3,685,504
   01/01/2012 to 12/31/2012...........    $11.66       $12.43      4,405,066
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.02       $11.58      3,351,135
   01/01/2010 to 12/31/2010...........    $11.58       $12.49      4,703,974
   01/01/2011 to 12/31/2011...........    $12.49       $12.30      3,873,239
   01/01/2012 to 12/31/2012...........    $12.30       $13.25      4,009,825
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.02       $10.06              0
   01/01/2012 to 12/31/2012...........    $10.06       $10.51         56,817
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.08       $12.77         51,864
   01/01/2010 to 12/31/2010...........    $12.77       $14.34         39,095
   01/01/2011 to 12/31/2011...........    $14.34       $14.47         48,752
   01/01/2012 to 12/31/2012...........    $14.47       $16.77        110,789
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 8.85              0
   01/01/2012 to 12/31/2012...........    $ 8.85       $ 9.77              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.05       $12.31        705,914
   01/01/2010 to 12/31/2010...........    $12.31       $13.73      1,081,022
   01/01/2011 to 12/31/2011...........    $13.73       $13.08        743,125
   01/01/2012 to 12/31/2012...........    $13.08       $14.78      1,157,534
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.08       $12.35      1,364,897
   01/01/2010 to 12/31/2010...........    $12.35       $13.47      2,645,222
   01/01/2011 to 12/31/2011...........    $13.47       $12.70      1,998,748
   01/01/2012 to 12/31/2012...........    $12.70       $13.77      2,075,087
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.01       $13.10         50,705
   01/01/2010 to 12/31/2010...........    $13.10       $17.43        138,778
   01/01/2011 to 12/31/2011...........    $17.43       $16.84        100,627
   01/01/2012 to 12/31/2012...........    $16.84       $18.43         73,529
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.98       $12.91         36,288
   01/01/2010 to 12/31/2010...........    $12.91       $15.87         74,369
   01/01/2011 to 12/31/2011...........    $15.87       $14.55         47,102
   01/01/2012 to 12/31/2012...........    $14.55       $16.77         57,425
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.04       $12.11      1,411,064
   01/01/2010 to 12/31/2010...........    $12.11       $13.18      2,333,576
   01/01/2011 to 12/31/2011...........    $13.18       $13.11      1,881,784
   01/01/2012 to 12/31/2012...........    $13.11       $14.52      2,087,616
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.10       $12.87         40,037
   01/01/2010 to 12/31/2010...........    $12.87       $14.22         70,046
   01/01/2011 to 12/31/2011...........    $14.22       $13.64         66,528
   01/01/2012 to 12/31/2012...........    $13.64       $15.60         69,317
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.02       $11.08        174,116
   01/01/2010 to 12/31/2010...........    $11.08       $11.43        296,195
   01/01/2011 to 12/31/2011...........    $11.43       $11.61        235,612
   01/01/2012 to 12/31/2012...........    $11.61       $11.91        254,272
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.99       $13.13        183,514
   01/01/2010 to 12/31/2010...........    $13.13       $14.83        316,786
   01/01/2011 to 12/31/2011...........    $14.83       $14.22        215,988
   01/01/2012 to 12/31/2012...........    $14.22       $16.31        278,296

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.30       $13.72        211,036
   01/01/2010 to 12/31/2010...........    $13.72       $16.12        443,457
   01/01/2011 to 12/31/2011...........    $16.12       $13.38        307,537
   01/01/2012 to 12/31/2012...........    $13.38       $13.52        365,723
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.06       $12.73         90,594
   01/01/2010 to 12/31/2010...........    $12.73       $14.24        158,984
   01/01/2011 to 12/31/2011...........    $14.24       $13.41        222,060
   01/01/2012 to 12/31/2012...........    $13.41       $14.52        219,875
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.99       $10.73        406,240
   01/01/2010 to 12/31/2010...........    $10.73       $11.28        671,704
   01/01/2011 to 12/31/2011...........    $11.28       $11.67        540,443
   01/01/2012 to 12/31/2012...........    $11.67       $12.28        666,781
EVERGREEN VA GROWTH FUND
   05/01/2009 to 12/31/2009...........    $10.04       $12.60            488
   01/01/2010 to 07/16/2010...........    $12.60       $12.28              0
EVERGREEN VA INTERNATIONAL EQUITY FUND
   05/01/2009 to 12/31/2009...........    $10.05       $12.70          3,875
   01/01/2010 to 07/16/2010...........    $12.70       $12.02              0
EVERGREEN VA OMEGA FUND
   05/01/2009 to 12/31/2009...........    $ 9.89       $12.81          1,263
   01/01/2010 to 07/16/2010...........    $12.81       $11.91              0
FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.10       $13.24          5,431
   01/01/2010 to 12/31/2010...........    $13.24       $15.37          9,274
   01/01/2011 to 12/31/2011...........    $15.37       $13.36          9,882
   01/01/2012 to 12/31/2012...........    $13.36       $14.83          4,536
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2009 to 12/31/2009...........    $10.07       $12.79      1,483,963
   01/01/2010 to 12/31/2010...........    $12.79       $13.76      2,473,221
   01/01/2011 to 12/31/2011...........    $13.76       $13.20      1,683,866
   01/01/2012 to 09/21/2012...........    $13.20       $14.70              0
GLOBAL DIVIDEND TARGET 15 PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.06       $14.45          5,565
   01/01/2010 to 12/31/2010...........    $14.45       $15.47         21,660
   01/01/2011 to 12/31/2011...........    $15.47       $13.96         12,912
   01/01/2012 to 12/31/2012...........    $13.96       $17.07         12,120

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
INVES CO V.I. CAPITAL DEVELOPMENT FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $10.03       $ 8.12         6,750
   01/01/2012 to 04/27/2012...........    $ 8.12       $ 9.19             0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
FORMERLY, INVESCO V.I. DIVIDEND GROWTH FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $ 9.99       $ 9.07         2,642
   01/01/2012 to 12/31/2012...........    $ 9.07       $10.51         4,069
INVESCO V.I. DYNAMICS FUND - SERIES I
   05/01/2009 to 12/31/2009...........    $10.04       $13.12             0
   01/01/2010 to 12/31/2010...........    $13.12       $15.84         3,109
   01/01/2011 to 04/29/2011...........    $15.84       $17.60             0
INVESCO V.I. FINANCIAL SERVICES FUND - SERIES I
   05/01/2009 to 12/31/2009...........    $10.00       $13.96         1,771
   01/01/2010 to 12/31/2010...........    $13.96       $15.02           920
   01/01/2011 to 04/29/2011...........    $15.02       $15.80             0
INVESCO V.I. GLOBAL HEALTH CARE FUND - SERIES I
   05/01/2009 to 12/31/2009...........    $ 9.95       $12.72        10,533
   01/01/2010 to 12/31/2010...........    $12.72       $13.07         9,338
   01/01/2011 to 12/31/2011...........    $13.07       $13.25         8,920
   01/01/2012 to 12/31/2012...........    $13.25       $15.63         8,783
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES I
   04/27/2012* to 12/31/2012..........    $10.05       $ 9.71             0
NVIT DEVELOPING MARKETS FUND
   05/01/2009 to 12/31/2009...........    $10.12       $14.47         3,343
   01/01/2010 to 12/31/2010...........    $14.47       $16.40        11,395
   01/01/2011 to 12/31/2011...........    $16.40       $12.41        10,071
   01/01/2012 to 12/31/2012...........    $12.41       $14.14         8,181
PROFUND VP ASIA 30
   05/01/2009 to 12/31/2009...........    $10.20       $13.98           888
   01/01/2010 to 12/31/2010...........    $13.98       $15.53         2,422
   01/01/2011 to 12/31/2011...........    $15.53       $11.06         2,758
   01/01/2012 to 12/31/2012...........    $11.06       $12.46         7,208
PROFUND VP BANKS
   05/01/2009 to 12/31/2009...........    $ 9.77       $12.48             0
   01/01/2010 to 12/31/2010...........    $12.48       $13.19             0
   01/01/2011 to 12/31/2011...........    $13.19       $ 9.42             0
   01/01/2012 to 12/31/2012...........    $ 9.42       $12.26             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP BASIC MATERIALS
   05/01/2009 to 12/31/2009...........    $10.15       $14.26         2,616
   01/01/2010 to 12/31/2010...........    $14.26       $18.04         3,639
   01/01/2011 to 12/31/2011...........    $18.04       $14.76           818
   01/01/2012 to 12/31/2012...........    $14.76       $15.62           717
PROFUND VP BEAR
   05/01/2009 to 12/31/2009...........    $ 9.94       $ 7.31         4,687
   01/01/2010 to 12/31/2010...........    $ 7.31       $ 5.86         7,366
   01/01/2011 to 12/31/2011...........    $ 5.86       $ 5.21         8,428
   01/01/2012 to 12/31/2012...........    $ 5.21       $ 4.24         7,189
PROFUND VP BULL
   05/01/2009 to 12/31/2009...........    $10.05       $12.64         1,010
   01/01/2010 to 12/31/2010...........    $12.64       $13.88           590
   01/01/2011 to 12/31/2011...........    $13.88       $13.54           541
   01/01/2012 to 12/31/2012...........    $13.54       $15.04           964
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.03       $12.54         1,709
   01/01/2010 to 12/31/2010...........    $12.54       $14.35         9,142
   01/01/2011 to 12/31/2011...........    $14.35       $14.98         8,097
   01/01/2012 to 12/31/2012...........    $14.98       $16.19        16,428
PROFUND VP CONSUMER SERVICES
   05/01/2009 to 12/31/2009...........    $ 9.95       $12.27           666
   01/01/2010 to 12/31/2010...........    $12.27       $14.53         1,666
   01/01/2011 to 12/31/2011...........    $14.53       $14.96           877
   01/01/2012 to 12/31/2012...........    $14.96       $17.82           876
PROFUND VP EUROPE 30
   05/01/2009 to 12/31/2009...........    $10.15       $13.60         2,019
   01/01/2010 to 12/31/2010...........    $13.60       $13.62         2,011
   01/01/2011 to 12/31/2011...........    $13.62       $12.11             0
   01/01/2012 to 12/31/2012...........    $12.11       $13.77         4,550
PROFUND VP FINANCIALS
   05/01/2009 to 12/31/2009...........    $ 9.83       $12.85        47,880
   01/01/2010 to 12/31/2010...........    $12.85       $13.90        43,045
   01/01/2011 to 12/31/2011...........    $13.90       $11.69        22,526
   01/01/2012 to 12/31/2012...........    $11.69       $14.22        26,967
PROFUND VP HEALTH CARE
   05/01/2009 to 12/31/2009...........    $ 9.98       $12.75        18,798
   01/01/2010 to 12/31/2010...........    $12.75       $12.79        33,487
   01/01/2011 to 12/31/2011...........    $12.79       $13.74        47,289
   01/01/2012 to 12/31/2012...........    $13.74       $15.74        53,268

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP INDUSTRIALS
   05/01/2009 to 12/31/2009...........    $10.11       $12.75        28,399
   01/01/2010 to 12/31/2010...........    $12.75       $15.39         6,201
   01/01/2011 to 12/31/2011...........    $15.39       $14.75        14,746
   01/01/2012 to 12/31/2012...........    $14.75       $16.66         5,156
PROFUND VP JAPAN
   05/01/2009 to 12/31/2009...........    $10.22       $11.34             0
   01/01/2010 to 12/31/2010...........    $11.34       $10.34             0
   01/01/2011 to 12/31/2011...........    $10.34       $ 8.21         1,349
   01/01/2012 to 12/31/2012...........    $ 8.21       $ 9.85         7,868
PROFUND VP LARGE-CAP GROWTH
   05/01/2009 to 12/31/2009...........    $10.07       $12.61         1,230
   01/01/2010 to 12/31/2010...........    $12.61       $13.92         3,389
   01/01/2011 to 12/31/2011...........    $13.92       $14.01         2,581
   01/01/2012 to 12/31/2012...........    $14.01       $15.40        10,997
PROFUND VP LARGE-CAP VALUE
   05/01/2009 to 12/31/2009...........    $10.03       $12.67         2,910
   01/01/2010 to 12/31/2010...........    $12.67       $13.95         6,499
   01/01/2011 to 12/31/2011...........    $13.95       $13.43         6,095
   01/01/2012 to 12/31/2012...........    $13.43       $15.13         6,095
PROFUND VP MID-CAP GROWTH
   05/01/2009 to 12/31/2009...........    $ 9.99       $12.63           216
   01/01/2010 to 12/31/2010...........    $12.63       $15.83         3,970
   01/01/2011 to 12/31/2011...........    $15.83       $14.99        10,146
   01/01/2012 to 12/31/2012...........    $14.99       $16.87         3,830
PROFUND VP MID-CAP VALUE
   05/01/2009 to 12/31/2009...........    $ 9.92       $12.73         2,344
   01/01/2010 to 12/31/2010...........    $12.73       $14.96         1,607
   01/01/2011 to 12/31/2011...........    $14.96       $14.02           836
   01/01/2012 to 12/31/2012...........    $14.02       $15.95         1,063
PROFUND VP NASDAQ-100
   05/01/2009 to 12/31/2009...........    $10.01       $13.02           157
   01/01/2010 to 12/31/2010...........    $13.02       $15.02           325
   01/01/2011 to 12/31/2011...........    $15.02       $14.86           141
   01/01/2012 to 12/31/2012...........    $14.86       $16.85           142
PROFUND VP OIL & GAS
   05/01/2009 to 12/31/2009...........    $10.30       $11.90        16,160
   01/01/2010 to 12/31/2010...........    $11.90       $13.67        25,455
   01/01/2011 to 12/31/2011...........    $13.67       $13.64        40,270
   01/01/2012 to 12/31/2012...........    $13.64       $13.69        48,979

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP PHARMACEUTICALS
   05/01/2009 to 12/31/2009...........    $10.02       $13.06             0
   01/01/2010 to 12/31/2010...........    $13.06       $12.80             0
   01/01/2011 to 12/31/2011...........    $12.80       $14.50           654
   01/01/2012 to 12/31/2012...........    $14.50       $15.82           446
PROFUND VP PRECIOUS METALS
   05/01/2009 to 12/31/2009...........    $10.01       $13.65        32,444
   01/01/2010 to 12/31/2010...........    $13.65       $17.70        38,027
   01/01/2011 to 12/31/2011...........    $17.70       $13.95        51,835
   01/01/2012 to 12/31/2012...........    $13.95       $11.62        62,569
PROFUND VP REAL ESTATE
   05/01/2009 to 12/31/2009...........    $ 9.62       $13.99        14,788
   01/01/2010 to 12/31/2010...........    $13.99       $17.02        20,734
   01/01/2011 to 12/31/2011...........    $17.02       $17.39        33,412
   01/01/2012 to 12/31/2012...........    $17.39       $19.88        36,906
PROFUND VP RISING RATES OPPORTUNITY
   05/01/2009 to 12/31/2009...........    $10.11       $10.20        16,679
   01/01/2010 to 12/31/2010...........    $10.20       $ 8.36         9,433
   01/01/2011 to 12/31/2011...........    $ 8.36       $ 5.10         9,365
   01/01/2012 to 12/31/2012...........    $ 5.10       $ 4.63         8,885
PROFUND VP SHORT NASDAQ-100
   05/01/2009 to 12/31/2009...........    $ 9.99       $ 7.08             0
   01/01/2010 to 12/31/2010...........    $ 7.08       $ 5.45             0
   01/01/2011 to 12/31/2011...........    $ 5.45       $ 4.76             0
   01/01/2012 to 12/31/2012...........    $ 4.76       $ 3.77             0
PROFUND VP SMALL-CAP GROWTH
   05/01/2009 to 12/31/2009...........    $10.01       $12.55         4,138
   01/01/2010 to 12/31/2010...........    $12.55       $15.39         5,315
   01/01/2011 to 12/31/2011...........    $15.39       $15.21         4,716
   01/01/2012 to 12/31/2012...........    $15.21       $16.69         4,303
PROFUND VP SMALL-CAP VALUE
   05/01/2009 to 12/31/2009...........    $ 9.96       $12.37        11,861
   01/01/2010 to 12/31/2010...........    $12.37       $14.74         3,759
   01/01/2011 to 12/31/2011...........    $14.74       $13.79         2,340
   01/01/2012 to 12/31/2012...........    $13.79       $15.62         2,524
PROFUND VP TELECOMMUNICATIONS
   05/01/2009 to 12/31/2009...........    $10.15       $10.99        12,339
   01/01/2010 to 12/31/2010...........    $10.99       $12.41        24,899
   01/01/2011 to 12/31/2011...........    $12.41       $12.33        45,449
   01/01/2012 to 12/31/2012...........    $12.33       $14.01        48,737

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP U.S. GOVERNMENT PLUS
   05/01/2009 to 12/31/2009...........    $ 9.89       $ 8.88             0
   01/01/2010 to 12/31/2010...........    $ 8.88       $ 9.54         1,233
   01/01/2011 to 12/31/2011...........    $ 9.54       $13.36        15,147
   01/01/2012 to 12/31/2012...........    $13.36       $13.16         1,974
PROFUND VP ULTRAMID-CAP
   05/01/2009 to 12/31/2009...........    $ 9.94       $15.99           465
   01/01/2010 to 12/31/2010...........    $15.99       $23.35        11,384
   01/01/2011 to 12/31/2011...........    $23.35       $19.67        13,805
   01/01/2012 to 12/31/2012...........    $19.67       $25.42         2,053
PROFUND VP UTILITIES
   05/01/2009 to 12/31/2009...........    $10.23       $12.22         2,802
   01/01/2010 to 12/31/2010...........    $12.22       $12.63        19,168
   01/01/2011 to 12/31/2011...........    $12.63       $14.48        16,860
   01/01/2012 to 12/31/2012...........    $14.48       $14.15        19,266
PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.14       $13.37             0
   01/01/2010 to 12/31/2010...........    $13.37       $14.87             0
   01/01/2011 to 12/31/2011...........    $14.87       $12.34             0
   01/01/2012 to 12/31/2012...........    $12.34       $14.74             0
S&P TARGET 24 PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.00       $11.98             0
   01/01/2010 to 12/31/2010...........    $11.98       $13.94             0
   01/01/2011 to 12/31/2011...........    $13.94       $14.77             0
   01/01/2012 to 12/31/2012...........    $14.77       $15.76             0
TARGET MANAGED VIP PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.00       $12.27             0
   01/01/2010 to 12/31/2010...........    $12.27       $14.26         2,215
   01/01/2011 to 12/31/2011...........    $14.26       $13.68         2,214
   01/01/2012 to 12/31/2012...........    $13.68       $15.08         2,214
THE DOW DART 10 PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.14       $13.27           167
   01/01/2010 to 12/31/2010...........    $13.27       $15.11         1,508
   01/01/2011 to 12/31/2011...........    $15.11       $15.88           870
   01/01/2012 to 12/31/2012...........    $15.88       $17.15         1,464
THE DOW TARGET DIVIDEND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.05       $13.68         8,632
   01/01/2010 to 12/31/2010...........    $13.68       $15.55         3,148
   01/01/2011 to 12/31/2011...........    $15.55       $16.08         3,148
   01/01/2012 to 12/31/2012...........    $16.08       $16.56         3,943

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME
   05/01/2009 to 12/31/2009...........    $10.09       $12.24        1,322
   01/01/2010 to 07/16/2010...........    $12.24       $11.71            0
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $12.03       $14.49        4,743
   01/01/2011 to 12/31/2011...........    $14.49       $12.33        3,833
   01/01/2012 to 12/31/2012...........    $12.33       $13.67        3,661
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
   07/16/2010* to 12/31/2010..........    $11.71       $13.60        1,322
   01/01/2011 to 12/31/2011...........    $13.60       $12.98        1,512
   01/01/2012 to 12/31/2012...........    $12.98       $15.12        1,512
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $11.91       $14.97        6,279
   01/01/2011 to 12/31/2011...........    $14.97       $13.82        5,270
   01/01/2012 to 12/31/2012...........    $13.82       $16.28        5,231
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $ 9.59       $12.20        1,720
   01/01/2011 to 12/31/2011...........    $12.20       $11.39        1,247
   01/01/2012 to 12/31/2012...........    $11.39       $12.01          838

* Denotes the start date of these sub-accounts

                                   ASXT SIX

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: WITH ANY ONE OF HAV OR EBP & LT5 OR GMWB, HAV & EBP OR WITH ANY ONE COMBO 5% OR HDV AND GMWB OR COMBO 5%/HAV AND HD GRO/GRO PLUS 2008 OR HAV, EBP AND HD GRO OR HD GRO 60 BPS AND HAV OR GRO PLUS 2008 60 BPS
                                AND HAV (2.50%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
ACCESS VP HIGH YIELD FUND
   05/02/2005* to 12/31/2005..........    $10.00       $10.50               0
   01/01/2006 to 12/31/2006...........    $10.50       $11.22               0
   01/01/2007 to 12/31/2007...........    $11.22       $11.51               0
   01/01/2008 to 12/31/2008...........    $11.51       $10.70               0
   01/01/2009 to 12/31/2009...........    $10.70       $12.19               0
   01/01/2010 to 12/31/2010...........    $12.19       $13.84               0
   01/01/2011 to 12/31/2011...........    $13.84       $13.86               0
   01/01/2012 to 12/31/2012...........    $13.86       $15.42               0
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.01         769,273
   01/01/2006 to 12/31/2006...........    $10.01       $10.91       7,709,270
   01/01/2007 to 12/31/2007...........    $10.91       $11.61      13,424,715
   01/01/2008 to 12/31/2008...........    $11.61       $ 7.72       9,794,274
   01/01/2009 to 12/31/2009...........    $ 7.72       $ 9.36       9,176,774
   01/01/2010 to 12/31/2010...........    $ 9.36       $10.22       9,120,739
   01/01/2011 to 12/31/2011...........    $10.22       $ 9.70       8,340,337
   01/01/2012 to 12/31/2012...........    $ 9.70       $10.64       7,854,561
AST ADVANCED STRATEGIES PORTFOLIO
   01/01/2006 to 12/31/2006...........    $10.00       $10.59       2,669,191
   01/01/2007 to 12/31/2007...........    $10.59       $11.30       6,685,846
   01/01/2008 to 12/31/2008...........    $11.30       $ 7.74       4,878,104
   01/01/2009 to 12/31/2009...........    $ 7.74       $ 9.52       4,725,412
   01/01/2010 to 12/31/2010...........    $ 9.52       $10.55       4,623,037
   01/01/2011 to 12/31/2011...........    $10.55       $10.30       4,359,824
   01/01/2012 to 12/31/2012...........    $10.30       $11.41       4,314,692
AST ALGER ALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.73           6,346
   01/01/2005 to 12/02/2005...........    $10.73       $12.22               0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.15          1,191
   01/01/2005 to 12/02/2005...........    $11.15       $12.24              0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.72          7,406
   01/01/2005 to 12/31/2005...........    $11.72       $11.96         15,334
   01/01/2006 to 12/31/2006...........    $11.96       $13.63          9,301
   01/01/2007 to 12/31/2007...........    $13.63       $13.27         11,829
   01/01/2008 to 12/31/2008...........    $13.27       $ 8.44         13,191
   01/01/2009 to 12/31/2009...........    $ 8.44       $ 9.69         46,726
   01/01/2010 to 12/31/2010...........    $ 9.69       $10.76         84,696
   01/01/2011 to 12/31/2011...........    $10.76       $10.87         74,554
   01/01/2012 to 05/04/2012...........    $10.87       $11.77              0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.02         70,575
   01/01/2006 to 12/31/2006...........    $10.02       $10.80      1,746,072
   01/01/2007 to 12/31/2007...........    $10.80       $11.49      4,458,693
   01/01/2008 to 12/31/2008...........    $11.49       $ 7.98      4,321,571
   01/01/2009 to 12/31/2009...........    $ 7.98       $ 9.60      4,400,120
   01/01/2010 to 12/31/2010...........    $ 9.60       $10.51      4,724,825
   01/01/2011 to 12/31/2011...........    $10.51       $10.12      4,223,929
   01/01/2012 to 12/31/2012...........    $10.12       $11.10      4,042,723
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 9.11        261,629
   01/01/2012 to 12/31/2012...........    $ 9.11       $ 9.94        374,853
AST BLACKROCK VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $12.25          6,163
   01/01/2005 to 12/31/2005...........    $12.25       $13.06         20,481
   01/01/2006 to 12/31/2006...........    $13.06       $15.50         24,606
   01/01/2007 to 12/31/2007...........    $15.50       $15.29         33,434
   01/01/2008 to 12/31/2008...........    $15.29       $ 9.35         36,417
   01/01/2009 to 12/31/2009...........    $ 9.35       $10.78         41,463
   01/01/2010 to 12/31/2010...........    $10.78       $11.82         59,090
   01/01/2011 to 12/31/2011...........    $11.82       $11.47         41,624
   01/01/2012 to 12/31/2012...........    $11.47       $12.68         43,114
AST BOND PORTFOLIO 2015
   01/28/2008* to 12/31/2008..........    $10.00       $11.22        656,950
   01/01/2009 to 12/31/2009...........    $11.22       $10.90        730,606
   01/01/2010 to 12/31/2010...........    $10.90       $11.63        523,261
   01/01/2011 to 12/31/2011...........    $11.63       $12.06        473,027
   01/01/2012 to 12/31/2012...........    $12.06       $12.11        273,008
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........    $10.00       $ 9.31         93,200
   01/01/2010 to 12/31/2010...........    $ 9.31       $10.04        113,300
   01/01/2011 to 12/31/2011...........    $10.04       $10.73        207,529
   01/01/2012 to 12/31/2012...........    $10.73       $10.90         84,845

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010..........    $10.00       $10.69         409,544
   01/01/2011 to 12/31/2011...........    $10.69       $11.61       1,362,227
   01/01/2012 to 12/31/2012...........    $11.61       $11.90       1,076,135
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........    $10.00       $11.96         616,319
   01/01/2009 to 12/31/2009...........    $11.96       $10.95         702,534
   01/01/2010 to 12/31/2010...........    $10.95       $11.87         463,157
   01/01/2011 to 12/31/2011...........    $11.87       $13.15       1,874,973
   01/01/2012 to 12/31/2012...........    $13.15       $13.55       1,622,917
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........    $10.00       $12.02         407,383
   01/01/2009 to 12/31/2009...........    $12.02       $10.82         397,542
   01/01/2010 to 12/31/2010...........    $10.82       $11.75         376,845
   01/01/2011 to 12/31/2011...........    $11.75       $13.28         299,580
   01/01/2012 to 12/31/2012...........    $13.28       $13.71         475,183
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........    $10.00       $ 8.73          26,973
   01/01/2010 to 12/31/2010...........    $ 8.73       $ 9.52         158,180
   01/01/2011 to 12/31/2011...........    $ 9.52       $11.01          30,219
   01/01/2012 to 12/31/2012...........    $11.01       $11.41           7,531
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........    $10.00       $10.93         234,930
   01/01/2011 to 12/31/2011...........    $10.93       $12.82       1,098,426
   01/01/2012 to 12/31/2012...........    $12.82       $13.35         611,783
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........    $10.00       $11.94         643,997
   01/01/2012 to 12/31/2012...........    $11.94       $12.32         881,024
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........    $10.00       $10.32         299,031
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.00       1,368,846
   01/01/2006 to 12/31/2006...........    $10.00       $11.08      12,654,379
   01/01/2007 to 12/31/2007...........    $11.08       $11.86      24,127,022
   01/01/2008 to 12/31/2008...........    $11.86       $ 7.52      16,392,108
   01/01/2009 to 12/31/2009...........    $ 7.52       $ 9.19      15,447,384
   01/01/2010 to 12/31/2010...........    $ 9.19       $10.16      15,150,836
   01/01/2011 to 12/31/2011...........    $10.16       $ 9.67      13,177,505
   01/01/2012 to 12/31/2012...........    $ 9.67       $10.72      12,380,743

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.03        31,102
   01/01/2008 to 12/31/2008...........    $10.03       $ 7.08       393,045
   01/01/2009 to 12/31/2009...........    $ 7.08       $ 8.52       507,568
   01/01/2010 to 12/31/2010...........    $ 8.52       $ 9.30       670,563
   01/01/2011 to 12/31/2011...........    $ 9.30       $ 8.90       577,467
   01/01/2012 to 12/31/2012...........    $ 8.90       $ 9.57       574,402
AST COHEN & STEERS REALTY PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $14.07         5,246
   01/01/2005 to 12/31/2005...........    $14.07       $15.76        20,509
   01/01/2006 to 12/31/2006...........    $15.76       $21.01        34,372
   01/01/2007 to 12/31/2007...........    $21.01       $16.40        20,153
   01/01/2008 to 12/31/2008...........    $16.40       $10.38        35,655
   01/01/2009 to 12/31/2009...........    $10.38       $13.36        36,560
   01/01/2010 to 12/31/2010...........    $13.36       $16.76       147,356
   01/01/2011 to 12/31/2011...........    $16.76       $17.42        77,620
   01/01/2012 to 12/31/2012...........    $17.42       $19.59        65,451
AST DEAM SMALL-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $12.71           634
   01/01/2005 to 12/31/2005...........    $12.71       $12.54        12,111
   01/01/2006 to 12/31/2006...........    $12.54       $14.67        18,719
   01/01/2007 to 12/31/2007...........    $14.67       $11.76        15,122
   01/01/2008 to 07/18/2008...........    $11.76       $10.72             0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $12.64        53,866
   01/01/2005 to 12/31/2005...........    $12.64       $13.49       565,771
   01/01/2006 to 12/31/2006...........    $13.49       $14.85       447,606
   01/01/2007 to 12/31/2007...........    $14.85       $16.10       364,297
   01/01/2008 to 12/31/2008...........    $16.10       $ 8.77       349,875
   01/01/2009 to 12/31/2009...........    $ 8.77       $11.35       309,404
   01/01/2010 to 12/31/2010...........    $11.35       $14.67       247,426
   01/01/2011 to 12/31/2011...........    $14.67       $12.43       239,050
   01/01/2012 to 12/31/2012...........    $12.43       $14.55       204,434
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $ 9.99        16,587
   01/01/2008 to 12/31/2008...........    $ 9.99       $ 7.09       274,748
   01/01/2009 to 12/31/2009...........    $ 7.09       $ 8.38       281,941
   01/01/2010 to 12/31/2010...........    $ 8.38       $ 9.26       273,744
   01/01/2011 to 12/31/2011...........    $ 9.26       $ 8.81       353,809
   01/01/2012 to 12/31/2012...........    $ 8.81       $ 9.76       327,389

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   01/01/2006 to 12/31/2006...........    $10.00       $10.51      2,141,625
   01/01/2007 to 12/31/2007...........    $10.51       $11.12      5,799,312
   01/01/2008 to 12/31/2008...........    $11.12       $ 7.10      3,578,870
   01/01/2009 to 12/31/2009...........    $ 7.10       $ 8.58      3,629,090
   01/01/2010 to 12/31/2010...........    $ 8.58       $ 9.56      3,796,493
   01/01/2011 to 12/31/2011...........    $ 9.56       $ 9.19      3,237,291
   01/01/2012 to 12/31/2012...........    $ 9.19       $ 9.91      3,165,507
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   01/01/2006 to 12/31/2006...........    $10.00       $10.41      2,720,409
   01/01/2007 to 12/31/2007...........    $10.41       $11.31      8,769,507
   01/01/2008 to 12/31/2008...........    $11.31       $ 6.54      5,699,090
   01/01/2009 to 12/31/2009...........    $ 6.54       $ 8.03      6,627,184
   01/01/2010 to 12/31/2010...........    $ 8.03       $ 9.32      6,678,107
   01/01/2011 to 12/31/2011...........    $ 9.32       $ 8.52      6,108,939
   01/01/2012 to 12/31/2012...........    $ 8.52       $ 9.38      5,754,914
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.00       $ 7.44         29,504
   01/01/2009 to 11/13/2009...........    $ 7.44       $ 8.26              0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.69        747,457
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.17       $ 6.09          2,067
   01/01/2009 to 12/31/2009...........    $ 6.09       $ 8.02          9,413
   01/01/2010 to 12/31/2010...........    $ 8.02       $ 9.40         17,776
   01/01/2011 to 12/31/2011...........    $ 9.40       $ 8.70          4,128
   01/01/2012 to 12/31/2012...........    $ 8.70       $10.76          3,972
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.54         12,303
   01/01/2005 to 12/31/2005...........    $10.54       $10.62         11,547
   01/01/2006 to 12/31/2006...........    $10.62       $11.39         16,680
   01/01/2007 to 12/31/2007...........    $11.39       $12.66         23,829
   01/01/2008 to 12/31/2008...........    $12.66       $ 7.37         29,418
   01/01/2009 to 12/31/2009...........    $ 7.37       $10.74         53,678
   01/01/2010 to 12/31/2010...........    $10.74       $11.55         28,717
   01/01/2011 to 12/31/2011...........    $11.55       $10.82          8,260
   01/01/2012 to 12/31/2012...........    $10.82       $12.63          6,999
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.50        228,955
   01/01/2005 to 12/31/2005...........    $11.50       $11.75      2,705,503
   01/01/2006 to 12/31/2006...........    $11.75       $13.43      1,822,699
   01/01/2007 to 12/31/2007...........    $13.43       $13.76      1,543,446
   01/01/2008 to 12/31/2008...........    $13.76       $ 7.96      1,454,713
   01/01/2009 to 12/31/2009...........    $ 7.96       $ 9.25      1,405,920
   01/01/2010 to 12/31/2010...........    $ 9.25       $10.18      1,247,404
   01/01/2011 to 12/31/2011...........    $10.18       $ 9.38      1,058,858
   01/01/2012 to 12/31/2012...........    $ 9.38       $10.94        924,888

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.91         33,665
   01/01/2005 to 12/31/2005...........    $11.91       $12.17        369,860
   01/01/2006 to 12/31/2006...........    $12.17       $12.61        271,316
   01/01/2007 to 12/31/2007...........    $12.61       $14.67        213,414
   01/01/2008 to 12/31/2008...........    $14.67       $ 8.47        183,064
   01/01/2009 to 12/31/2009...........    $ 8.47       $12.97        150,660
   01/01/2010 to 12/31/2010...........    $12.97       $15.15        182,054
   01/01/2011 to 12/31/2011...........    $15.15       $14.34        122,494
   01/01/2012 to 12/31/2012...........    $14.34       $16.72        103,332
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   01/01/2005 to 12/31/2005...........    $12.68       $12.98              0
   01/01/2006 to 12/31/2006...........    $12.98       $14.84              0
   01/01/2007 to 12/31/2007...........    $14.84       $13.73              0
   01/01/2008 to 12/31/2008...........    $13.73       $ 9.82          4,474
   01/01/2009 to 12/31/2009...........    $ 9.82       $12.14          4,041
   01/01/2010 to 12/31/2010...........    $12.14       $15.01         65,600
   01/01/2011 to 12/31/2011...........    $15.01       $14.82         32,212
   01/01/2012 to 12/31/2012...........    $14.82       $16.72         28,369
AST HIGH YIELD PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.24         65,084
   01/01/2005 to 12/31/2005...........    $11.24       $11.09        220,087
   01/01/2006 to 12/31/2006...........    $11.09       $11.93        199,447
   01/01/2007 to 12/31/2007...........    $11.93       $11.92        134,569
   01/01/2008 to 12/31/2008...........    $11.92       $ 8.65         93,825
   01/01/2009 to 12/31/2009...........    $ 8.65       $11.44         46,988
   01/01/2010 to 12/31/2010...........    $11.44       $12.65        120,128
   01/01/2011 to 12/31/2011...........    $12.65       $12.73         97,978
   01/01/2012 to 12/31/2012...........    $12.73       $14.13         77,817
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.16          7,395
   01/01/2008 to 12/31/2008...........    $10.16       $ 7.51        248,327
   01/01/2009 to 12/31/2009...........    $ 7.51       $ 9.03        470,062
   01/01/2010 to 12/31/2010...........    $ 9.03       $ 9.83        499,627
   01/01/2011 to 12/31/2011...........    $ 9.83       $ 9.53        435,315
   01/01/2012 to 12/31/2012...........    $ 9.53       $10.24        477,163
AST INTERNATIONAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.94        135,829
   01/01/2005 to 12/31/2005...........    $11.94       $13.57      1,293,920
   01/01/2006 to 12/31/2006...........    $13.57       $16.00        963,415
   01/01/2007 to 12/31/2007...........    $16.00       $18.57        790,932
   01/01/2008 to 12/31/2008...........    $18.57       $ 9.01        833,518
   01/01/2009 to 12/31/2009...........    $ 9.01       $11.89        703,197
   01/01/2010 to 12/31/2010...........    $11.89       $13.27        620,533
   01/01/2011 to 12/31/2011...........    $13.27       $11.27        575,086
   01/01/2012 to 12/31/2012...........    $11.27       $13.22        499,560

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $12.70          5,736
   01/01/2005 to 12/31/2005...........    $12.70       $14.09         43,459
   01/01/2006 to 12/31/2006...........    $14.09       $17.51        121,348
   01/01/2007 to 12/31/2007...........    $17.51       $20.10        187,309
   01/01/2008 to 12/31/2008...........    $20.10       $10.98        182,276
   01/01/2009 to 12/31/2009...........    $10.98       $13.97        149,754
   01/01/2010 to 12/31/2010...........    $13.97       $15.13        125,806
   01/01/2011 to 12/31/2011...........    $15.13       $12.90        105,132
   01/01/2012 to 12/31/2012...........    $12.90       $14.67        105,231
AST INVESTMENT GRADE BOND PORTFOLIO
   06/30/2008* to 12/31/2008..........    $10.01       $10.89              0
   01/01/2009 to 12/31/2009...........    $10.89       $11.82              0
   01/01/2010 to 12/31/2010...........    $11.82       $12.77              0
   01/01/2011 to 12/31/2011...........    $12.77       $14.00              0
   01/01/2012 to 12/31/2012...........    $14.00       $14.93              0
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.18          7,338
   01/01/2008 to 12/31/2008...........    $10.18       $ 6.88        169,345
   01/01/2009 to 12/31/2009...........    $ 6.88       $ 8.49        299,075
   01/01/2010 to 12/31/2010...........    $ 8.49       $ 9.42        202,325
   01/01/2011 to 12/31/2011...........    $ 9.42       $ 9.14        303,032
   01/01/2012 to 12/31/2012...........    $ 9.14       $10.12        354,763
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.23          2,193
   01/01/2005 to 12/31/2005...........    $11.23       $11.71          3,071
   01/01/2006 to 12/31/2006...........    $11.71       $12.69         11,174
   01/01/2007 to 12/31/2007...........    $12.69       $12.61      1,325,512
   01/01/2008 to 12/31/2008...........    $12.61       $10.13      2,523,092
   01/01/2009 to 12/31/2009...........    $10.13       $12.05      2,329,093
   01/01/2010 to 12/31/2010...........    $12.05       $12.61      2,092,140
   01/01/2011 to 12/31/2011...........    $12.61       $12.32      1,497,254
   01/01/2012 to 12/31/2012...........    $12.32       $13.30      1,434,244
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.08       $10.28              0
   01/01/2010 to 12/31/2010...........    $10.28       $11.16          7,798
   01/01/2011 to 12/31/2011...........    $11.16       $10.95          4,016
   01/01/2012 to 12/31/2012...........    $10.95       $12.30          9,916

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.14       $10.29          3,758
   01/01/2010 to 12/31/2010...........    $10.29       $11.41          4,889
   01/01/2011 to 12/31/2011...........    $11.41       $10.47          6,079
   01/01/2012 to 12/31/2012...........    $10.47       $11.56          5,567
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $12.32         20,718
   01/01/2005 to 12/31/2005...........    $12.32       $13.34        106,225
   01/01/2006 to 12/31/2006...........    $13.34       $15.97         82,946
   01/01/2007 to 12/31/2007...........    $15.97       $17.04         77,659
   01/01/2008 to 12/31/2008...........    $17.04       $ 9.74         79,562
   01/01/2009 to 12/31/2009...........    $ 9.74       $12.90        122,994
   01/01/2010 to 12/31/2010...........    $12.90       $13.48         76,401
   01/01/2011 to 12/31/2011...........    $13.48       $11.94         46,934
   01/01/2012 to 12/31/2012...........    $11.94       $14.19         42,000
AST LARGE-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.75         23,032
   01/01/2005 to 12/31/2005...........    $11.75       $12.19        143,888
   01/01/2006 to 12/31/2006...........    $12.19       $14.08        350,356
   01/01/2007 to 12/31/2007...........    $14.08       $13.32        519,815
   01/01/2008 to 12/31/2008...........    $13.32       $ 7.60        548,258
   01/01/2009 to 12/31/2009...........    $ 7.60       $ 8.85        472,453
   01/01/2010 to 12/31/2010...........    $ 8.85       $ 9.76        410,002
   01/01/2011 to 12/31/2011...........    $ 9.76       $ 9.12        338,670
   01/01/2012 to 12/31/2012...........    $ 9.12       $10.39        315,714
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.88         85,669
   01/01/2005 to 12/31/2005...........    $10.88       $10.73        725,723
   01/01/2006 to 12/31/2006...........    $10.73       $11.49        538,793
   01/01/2007 to 12/31/2007...........    $11.49       $11.88        442,880
   01/01/2008 to 12/31/2008...........    $11.88       $ 8.89        353,757
   01/01/2009 to 12/31/2009...........    $ 8.89       $11.67        366,511
   01/01/2010 to 12/31/2010...........    $11.67       $12.91        283,670
   01/01/2011 to 12/31/2011...........    $12.91       $13.86        228,888
   01/01/2012 to 12/31/2012...........    $13.86       $14.32        234,277
AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.61        263,104
   01/01/2005 to 12/31/2005...........    $11.61       $12.09      2,709,441
   01/01/2006 to 12/31/2006...........    $12.09       $12.64      2,285,303
   01/01/2007 to 12/31/2007...........    $12.64       $14.17      1,988,621
   01/01/2008 to 12/31/2008...........    $14.17       $ 7.78      1,923,113
   01/01/2009 to 12/31/2009...........    $ 7.78       $ 9.85      1,708,321
   01/01/2010 to 12/31/2010...........    $ 9.85       $11.50      1,431,391
   01/01/2011 to 12/31/2011...........    $11.50       $11.11      1,187,254
   01/01/2012 to 12/31/2012...........    $11.11       $12.16      1,061,600

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GLOBAL EQUITY PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $12.40          5,188
   01/01/2005 to 12/31/2005...........    $12.40       $13.01         13,204
   01/01/2006 to 12/31/2006...........    $13.01       $15.76         25,474
   01/01/2007 to 12/31/2007...........    $15.76       $16.81         31,605
   01/01/2008 to 12/31/2008...........    $16.81       $10.82         30,846
   01/01/2009 to 12/31/2009...........    $10.82       $13.87         45,716
   01/01/2010 to 12/31/2010...........    $13.87       $15.16         24,096
   01/01/2011 to 12/31/2011...........    $15.16       $14.31         10,214
   01/01/2012 to 12/31/2012...........    $14.31       $17.18          7,957
AST MFS GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.00         33,939
   01/01/2005 to 12/31/2005...........    $11.00       $11.41        282,113
   01/01/2006 to 12/31/2006...........    $11.41       $12.20        201,367
   01/01/2007 to 12/31/2007...........    $12.20       $13.69        156,590
   01/01/2008 to 12/31/2008...........    $13.69       $ 8.50        146,312
   01/01/2009 to 12/31/2009...........    $ 8.50       $10.30        156,138
   01/01/2010 to 12/31/2010...........    $10.30       $11.33        151,020
   01/01/2011 to 12/31/2011...........    $11.33       $10.98        104,267
   01/01/2012 to 12/31/2012...........    $10.98       $12.54        118,503
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........    $10.00       $10.16            301
AST MID-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $12.11          7,555
   01/01/2005 to 12/31/2005...........    $12.11       $12.45         10,096
   01/01/2006 to 12/31/2006...........    $12.45       $13.87          8,659
   01/01/2007 to 12/31/2007...........    $13.87       $13.89         13,084
   01/01/2008 to 12/31/2008...........    $13.89       $ 8.38         34,218
   01/01/2009 to 12/31/2009...........    $ 8.38       $11.35         33,244
   01/01/2010 to 12/31/2010...........    $11.35       $13.67         61,093
   01/01/2011 to 12/31/2011...........    $13.67       $12.87         43,836
   01/01/2012 to 12/31/2012...........    $12.87       $14.86         41,702
AST MONEY MARKET PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $ 9.79         61,321
   01/01/2005 to 12/31/2005...........    $ 9.79       $ 9.81        668,385
   01/01/2006 to 12/31/2006...........    $ 9.81       $10.00        326,626
   01/01/2007 to 12/31/2007...........    $10.00       $10.23        858,633
   01/01/2008 to 12/31/2008...........    $10.23       $10.22      1,415,779
   01/01/2009 to 12/31/2009...........    $10.22       $ 9.99      1,054,612
   01/01/2010 to 12/31/2010...........    $ 9.99       $ 9.74        306,725
   01/01/2011 to 12/31/2011...........    $ 9.74       $ 9.50        349,258
   01/01/2012 to 12/31/2012...........    $ 9.50       $ 9.26        230,945

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $12.97         95,076
   01/01/2005 to 12/31/2005...........    $12.97       $14.18        576,056
   01/01/2006 to 12/31/2006...........    $14.18       $15.31        426,677
   01/01/2007 to 12/31/2007...........    $15.31       $15.40        354,002
   01/01/2008 to 12/31/2008...........    $15.40       $ 8.67        309,446
   01/01/2009 to 12/31/2009...........    $ 8.67       $11.89        263,430
   01/01/2010 to 12/31/2010...........    $11.89       $14.31        277,336
   01/01/2011 to 12/31/2011...........    $14.31       $13.60        200,064
   01/01/2012 to 12/31/2012...........    $13.60       $15.53        172,471
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.03       $10.06            537
   01/01/2012 to 12/31/2012...........    $10.06       $10.28         13,291
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.70         18,225
   01/01/2005 to 12/31/2005...........    $11.70       $12.95         41,730
   01/01/2006 to 12/31/2006...........    $12.95       $14.40         39,249
   01/01/2007 to 12/31/2007...........    $14.40       $17.16         43,581
   01/01/2008 to 12/31/2008...........    $17.16       $ 9.50         40,390
   01/01/2009 to 12/31/2009...........    $ 9.50       $12.03         39,719
   01/01/2010 to 12/31/2010...........    $12.03       $15.09         64,701
   01/01/2011 to 12/31/2011...........    $15.09       $14.96         48,470
   01/01/2012 to 12/31/2012...........    $14.96       $16.39         44,817
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.03          3,398
   01/01/2005 to 12/31/2005...........    $11.03       $10.79          7,166
   01/01/2006 to 12/31/2006...........    $10.79       $11.34         23,735
   01/01/2007 to 12/31/2007...........    $11.34       $13.13         14,955
   01/01/2008 to 12/31/2008...........    $13.13       $ 7.35          9,096
   01/01/2009 to 12/31/2009...........    $ 7.35       $ 8.79          7,049
   01/01/2010 to 12/31/2010...........    $ 8.79       $10.30         10,882
   01/01/2011 to 04/29/2011...........    $10.30       $11.52              0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.26        110,729
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.10       $ 5.55          1,056
   01/01/2009 to 12/31/2009...........    $ 5.55       $ 9.01         26,172
   01/01/2010 to 12/31/2010...........    $ 9.01       $10.75         50,127
   01/01/2011 to 12/31/2011...........    $10.75       $ 8.35         31,501
   01/01/2012 to 12/31/2012...........    $ 8.35       $ 9.60         29,694
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $ 9.96        240,337
   01/01/2005 to 12/31/2005...........    $ 9.96       $ 9.87      1,998,602
   01/01/2006 to 12/31/2006...........    $ 9.87       $ 9.99      1,612,557
   01/01/2007 to 12/31/2007...........    $ 9.99       $10.40      1,436,855
   01/01/2008 to 12/31/2008...........    $10.40       $10.25        925,839
   01/01/2009 to 12/31/2009...........    $10.25       $11.02        933,753
   01/01/2010 to 12/31/2010...........    $11.02       $11.16        827,745
   01/01/2011 to 12/31/2011...........    $11.16       $11.13        670,827
   01/01/2012 to 12/31/2012...........    $11.13       $11.36        603,657

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.32        323,335
   01/01/2005 to 12/31/2005...........    $10.32       $10.31        839,171
   01/01/2006 to 12/31/2006...........    $10.31       $10.43      1,377,323
   01/01/2007 to 12/31/2007...........    $10.43       $11.01      1,587,154
   01/01/2008 to 12/31/2008...........    $11.01       $10.49      1,079,087
   01/01/2009 to 12/31/2009...........    $10.49       $11.92      1,076,268
   01/01/2010 to 12/31/2010...........    $11.92       $12.52      1,380,066
   01/01/2011 to 12/31/2011...........    $12.52       $12.60        915,620
   01/01/2012 to 12/31/2012...........    $12.60       $13.43      1,036,977
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.03         21,006
   01/01/2006 to 12/31/2006...........    $10.03       $10.56        731,431
   01/01/2007 to 12/31/2007...........    $10.56       $11.19      2,193,376
   01/01/2008 to 12/31/2008...........    $11.19       $ 8.79      4,342,819
   01/01/2009 to 12/31/2009...........    $ 8.79       $10.28      5,422,757
   01/01/2010 to 12/31/2010...........    $10.28       $11.08      5,386,866
   01/01/2011 to 12/31/2011...........    $11.08       $10.92      5,146,697
   01/01/2012 to 12/31/2012...........    $10.92       $11.75      4,956,059
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.02       $10.06          6,395
   01/01/2012 to 12/31/2012...........    $10.06       $10.50         34,061
AST QMA US EQUITY ALPHA PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.31         43,627
   01/01/2005 to 12/31/2005...........    $11.31       $11.42         49,554
   01/01/2006 to 12/31/2006...........    $11.42       $12.54         53,218
   01/01/2007 to 12/31/2007...........    $12.54       $12.48         44,427
   01/01/2008 to 12/31/2008...........    $12.48       $ 7.46         35,676
   01/01/2009 to 12/31/2009...........    $ 7.46       $ 8.86         18,762
   01/01/2010 to 12/31/2010...........    $ 8.86       $ 9.94         20,769
   01/01/2011 to 12/31/2011...........    $ 9.94       $10.02          7,757
   01/01/2012 to 12/31/2012...........    $10.02       $11.61         11,373
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 8.85         11,879
   01/01/2012 to 12/31/2012...........    $ 8.85       $ 9.76         13,557
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $11.49         45,697
   01/01/2008 to 12/31/2008...........    $11.49       $ 7.26        227,281
   01/01/2009 to 12/31/2009...........    $ 7.26       $ 8.98        338,241
   01/01/2010 to 12/31/2010...........    $ 8.98       $10.01        450,489
   01/01/2011 to 12/31/2011...........    $10.01       $ 9.53        492,975
   01/01/2012 to 12/31/2012...........    $ 9.53       $10.77        629,225

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.98            125
   01/01/2005 to 12/31/2005...........    $10.98       $11.19            210
   01/01/2006 to 12/31/2006...........    $11.19       $11.97         12,492
   01/01/2007 to 12/31/2007...........    $11.97       $12.71        196,568
   01/01/2008 to 12/31/2008...........    $12.71       $ 8.65        322,701
   01/01/2009 to 12/31/2009...........    $ 8.65       $10.75        742,431
   01/01/2010 to 12/31/2010...........    $10.75       $11.72      1,318,404
   01/01/2011 to 12/31/2011...........    $11.72       $11.04      1,054,217
   01/01/2012 to 12/31/2012...........    $11.04       $11.96        971,740
AST SMALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $ 9.32          1,043
   01/01/2005 to 12/31/2005...........    $ 9.32       $ 9.23         24,623
   01/01/2006 to 12/31/2006...........    $ 9.23       $10.13         77,033
   01/01/2007 to 12/31/2007...........    $10.13       $10.58        115,278
   01/01/2008 to 12/31/2008...........    $10.58       $ 6.71        110,050
   01/01/2009 to 12/31/2009...........    $ 6.71       $ 8.76        102,751
   01/01/2010 to 12/31/2010...........    $ 8.76       $11.65        106,941
   01/01/2011 to 12/31/2011...........    $11.65       $11.25         86,129
   01/01/2012 to 12/31/2012...........    $11.25       $12.30         82,482
AST SMALL-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $12.11         91,011
   01/01/2005 to 12/31/2005...........    $12.11       $12.59        705,874
   01/01/2006 to 12/31/2006...........    $12.59       $14.74        545,945
   01/01/2007 to 12/31/2007...........    $14.74       $13.56        551,748
   01/01/2008 to 12/31/2008...........    $13.56       $ 9.29        476,508
   01/01/2009 to 12/31/2009...........    $ 9.29       $11.51        430,710
   01/01/2010 to 12/31/2010...........    $11.51       $14.14        403,813
   01/01/2011 to 12/31/2011...........    $14.14       $12.96        319,318
   01/01/2012 to 12/31/2012...........    $12.96       $14.93        278,068
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.35          9,372
   01/01/2005 to 12/31/2005...........    $11.35       $11.58         40,171
   01/01/2006 to 12/31/2006...........    $11.58       $12.71        114,890
   01/01/2007 to 12/31/2007...........    $12.71       $13.17      2,777,159
   01/01/2008 to 12/31/2008...........    $13.17       $ 9.51      1,922,262
   01/01/2009 to 12/31/2009...........    $ 9.51       $11.51      1,886,420
   01/01/2010 to 12/31/2010...........    $11.51       $12.52      1,727,430
   01/01/2011 to 12/31/2011...........    $12.52       $12.45      1,572,938
   01/01/2012 to 12/31/2012...........    $12.45       $13.77      1,707,575

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.86        57,669
   01/01/2005 to 12/31/2005...........    $11.86       $12.21       207,462
   01/01/2006 to 12/31/2006...........    $12.21       $14.44       383,107
   01/01/2007 to 12/31/2007...........    $14.44       $13.58       477,745
   01/01/2008 to 12/31/2008...........    $13.58       $ 7.69       498,738
   01/01/2009 to 12/31/2009...........    $ 7.69       $ 9.29       395,365
   01/01/2010 to 12/31/2010...........    $ 9.29       $10.25       326,522
   01/01/2011 to 12/31/2011...........    $10.25       $ 9.83       255,868
   01/01/2012 to 12/31/2012...........    $ 9.83       $11.24       257,924
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.94        43,652
   01/01/2005 to 12/31/2005...........    $10.94       $10.19       769,442
   01/01/2006 to 12/31/2006...........    $10.19       $10.56       567,601
   01/01/2007 to 12/31/2007...........    $10.56       $11.29       433,996
   01/01/2008 to 12/31/2008...........    $11.29       $10.74       267,335
   01/01/2009 to 12/31/2009...........    $10.74       $11.74       308,610
   01/01/2010 to 12/31/2010...........    $11.74       $12.10       283,695
   01/01/2011 to 12/31/2011...........    $12.10       $12.28       212,551
   01/01/2012 to 12/31/2012...........    $12.28       $12.60       202,920
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.57         4,945
   01/01/2005 to 12/31/2005...........    $10.57       $12.00        16,121
   01/01/2006 to 12/31/2006...........    $12.00       $12.36       314,236
   01/01/2007 to 12/31/2007...........    $12.36       $13.04       527,304
   01/01/2008 to 12/31/2008...........    $13.04       $ 7.56       518,624
   01/01/2009 to 12/31/2009...........    $ 7.56       $11.30       474,948
   01/01/2010 to 12/31/2010...........    $11.30       $12.76       399,298
   01/01/2011 to 12/31/2011...........    $12.76       $12.23       296,030
   01/01/2012 to 12/31/2012...........    $12.23       $14.02       250,348
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $14.36        13,775
   01/01/2005 to 12/31/2005...........    $14.36       $18.40        42,481
   01/01/2006 to 12/31/2006...........    $18.40       $20.78        51,959
   01/01/2007 to 12/31/2007...........    $20.78       $28.47        55,348
   01/01/2008 to 12/31/2008...........    $28.47       $13.88        53,372
   01/01/2009 to 12/31/2009...........    $13.88       $20.22        52,631
   01/01/2010 to 12/31/2010...........    $20.22       $23.74       104,232
   01/01/2011 to 12/31/2011...........    $23.74       $19.70       127,660
   01/01/2012 to 12/31/2012...........    $19.70       $19.90        55,020
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $ 9.99             0
   01/01/2006 to 12/31/2006...........    $ 9.99       $11.27         3,391
   01/01/2007 to 12/31/2007...........    $11.27       $12.04         4,470
   01/01/2008 to 12/31/2008...........    $12.04       $ 6.77        55,549
   01/01/2009 to 12/31/2009...........    $ 6.77       $ 8.47       105,141
   01/01/2010 to 12/31/2010...........    $ 8.47       $ 9.47       341,552
   01/01/2011 to 12/31/2011...........    $ 9.47       $ 8.92       189,828
   01/01/2012 to 12/31/2012...........    $ 8.92       $ 9.65       356,686

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $ 9.97         83,937
   01/01/2008 to 12/31/2008...........    $ 9.97       $ 9.21        293,361
   01/01/2009 to 12/31/2009...........    $ 9.21       $10.03        318,217
   01/01/2010 to 12/31/2010...........    $10.03       $10.54        312,892
   01/01/2011 to 12/31/2011...........    $10.54       $10.90        279,482
   01/01/2012 to 12/31/2012...........    $10.90       $11.46        277,219
EVERGREEN VA GROWTH FUND
   04/15/2005* to 12/31/2005..........    $ 9.82       $11.37         26,490
   01/01/2006 to 12/31/2006...........    $11.37       $12.31         10,938
   01/01/2007 to 12/31/2007...........    $12.31       $13.32          7,650
   01/01/2008 to 12/31/2008...........    $13.32       $ 7.65          4,007
   01/01/2009 to 12/31/2009...........    $ 7.65       $10.42          5,190
   01/01/2010 to 07/16/2010...........    $10.42       $10.16              0
EVERGREEN VA INTERNATIONAL EQUITY FUND
   01/01/2004 to 12/31/2004...........        --       $12.36          2,878
   01/01/2005 to 12/31/2005...........    $12.36       $13.98          1,440
   01/01/2006 to 12/31/2006...........    $13.98       $16.79          3,788
   01/01/2007 to 12/31/2007...........    $16.79       $18.82          9,987
   01/01/2008 to 12/31/2008...........    $18.82       $10.74          4,960
   01/01/2009 to 12/31/2009...........    $10.74       $12.14          4,499
   01/01/2010 to 07/16/2010...........    $12.14       $11.47              0
EVERGREEN VA OMEGA FUND
   01/01/2004 to 12/31/2004...........        --       $10.92         30,383
   01/01/2005 to 12/31/2005...........    $10.92       $11.05         15,579
   01/01/2006 to 12/31/2006...........    $11.05       $11.43          4,049
   01/01/2007 to 12/31/2007...........    $11.43       $12.47          1,407
   01/01/2008 to 12/31/2008...........    $12.47       $ 8.85          1,407
   01/01/2009 to 12/31/2009...........    $ 8.85       $12.43          5,090
   01/01/2010 to 07/16/2010...........    $12.43       $11.55              0
FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
   01/28/2008* to 12/31/2008..........    $10.21       $ 6.07              0
   01/01/2009 to 12/31/2009...........    $ 6.07       $ 7.62          4,659
   01/01/2010 to 12/31/2010...........    $ 7.62       $ 8.84          5,890
   01/01/2011 to 12/31/2011...........    $ 8.84       $ 7.68          3,443
   01/01/2012 to 12/31/2012...........    $ 7.68       $ 8.52          2,478
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........    $10.08       $ 6.60        622,574
   01/01/2009 to 12/31/2009...........    $ 6.60       $ 8.38      1,119,509
   01/01/2010 to 12/31/2010...........    $ 8.38       $ 9.00      1,414,430
   01/01/2011 to 12/31/2011...........    $ 9.00       $ 8.63      1,191,908
   01/01/2012 to 09/21/2012...........    $ 8.63       $ 9.61              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
GLOBAL DIVIDEND TARGET 15 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.78         3,816
   01/01/2005 to 12/31/2005...........    $11.78       $12.66         3,153
   01/01/2006 to 12/31/2006...........    $12.66       $17.08        24,686
   01/01/2007 to 12/31/2007...........    $17.08       $18.88        37,483
   01/01/2008 to 12/31/2008...........    $18.88       $10.53        23,454
   01/01/2009 to 12/31/2009...........    $10.53       $14.48         9,879
   01/01/2010 to 12/31/2010...........    $14.48       $15.49         8,943
   01/01/2011 to 12/31/2011...........    $15.49       $13.98         7,883
   01/01/2012 to 12/31/2012...........    $13.98       $17.08         3,943
INVESCO V.I. CAPITAL DEVELOPMENT FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $10.03       $ 8.12           231
   01/01/2012 to 04/27/2012...........    $ 8.12       $ 9.18             0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
FORMERLY, INVESCO V.I. DIVIDEND GROWTH FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $ 9.99       $ 9.07        18,104
   01/01/2012 to 12/31/2012...........    $ 9.07       $10.50        20,606
INVESCO V.I. DYNAMICS FUND - SERIES I
   01/01/2004 to 12/31/2004...........        --       $11.63            13
   01/01/2005 to 12/31/2005...........    $11.63       $12.56         1,614
   01/01/2006 to 12/31/2006...........    $12.56       $14.22         3,920
   01/01/2007 to 12/31/2007...........    $14.22       $15.55         3,611
   01/01/2008 to 12/31/2008...........    $15.55       $ 7.87         2,141
   01/01/2009 to 12/31/2009...........    $ 7.87       $10.93         2,121
   01/01/2010 to 12/31/2010...........    $10.93       $13.20         1,415
   01/01/2011 to 04/29/2011...........    $13.20       $14.66             0
INVESCO V.I. FINANCIAL SERVICES FUND - SERIES I
   01/01/2004 to 12/31/2004...........        --       $11.08           468
   01/01/2005 to 12/31/2005...........    $11.08       $11.44           870
   01/01/2006 to 12/31/2006...........    $11.44       $12.99         1,491
   01/01/2007 to 12/31/2007...........    $12.99       $ 9.85           776
   01/01/2008 to 12/31/2008...........    $ 9.85       $ 3.89         8,271
   01/01/2009 to 12/31/2009...........    $ 3.89       $ 4.84        10,999
   01/01/2010 to 12/31/2010...........    $ 4.84       $ 5.20        21,608
   01/01/2011 to 04/29/2011...........    $ 5.20       $ 5.47             0
INVESCO V.I. GLOBAL HEALTH CARE FUND - SERIES I
   01/01/2004 to 12/31/2004...........        --       $11.38         2,157
   01/01/2005 to 12/31/2005...........    $11.38       $12.00         5,106
   01/01/2006 to 12/31/2006...........    $12.00       $12.31         7,716
   01/01/2007 to 12/31/2007...........    $12.31       $13.42         7,867
   01/01/2008 to 12/31/2008...........    $13.42       $ 9.34         4,255
   01/01/2009 to 12/31/2009...........    $ 9.34       $11.63         3,629
   01/01/2010 to 12/31/2010...........    $11.63       $11.94         6,873
   01/01/2011 to 12/31/2011...........    $11.94       $12.10         6,263
   01/01/2012 to 12/31/2012...........    $12.10       $14.26         6,138

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
INVESCO V.I. TECHNOLOGY FUND - SERIES I
   06/30/2008* to 12/31/2008..........    $ 9.92       $ 6.19             0
   01/01/2009 to 12/31/2009...........    $ 6.19       $ 9.50             0
   01/01/2010 to 12/31/2010...........    $ 9.50       $11.24             0
   01/01/2011 to 12/31/2011...........    $11.24       $10.40             0
   01/01/2012 to 12/31/2012...........    $10.40       $11.29             0
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES I
   04/27/2012* to 12/31/2012..........    $10.05       $ 9.71             0
NASDAQ TARGET 15 PORTFOLIO
   06/30/2008* to 12/31/2008..........    $ 9.89       $ 5.94             0
   01/01/2009 to 12/31/2009...........    $ 5.94       $ 6.77             0
   01/01/2010 to 12/31/2010...........    $ 6.77       $ 8.61             0
   01/01/2011 to 12/31/2011...........    $ 8.61       $ 8.51             0
   01/01/2012 to 12/31/2012...........    $ 8.51       $ 9.37             0
NVIT DEVELOPING MARKETS FUND
   01/01/2004 to 12/31/2004...........        --       $12.70        11,161
   01/01/2005 to 12/31/2005...........    $12.70       $16.29        14,188
   01/01/2006 to 12/31/2006...........    $16.29       $21.38        20,396
   01/01/2007 to 12/31/2007...........    $21.38       $29.91        35,589
   01/01/2008 to 12/31/2008...........    $29.91       $12.29        18,792
   01/01/2009 to 12/31/2009...........    $12.29       $19.43        34,311
   01/01/2010 to 12/31/2010...........    $19.43       $22.01        23,066
   01/01/2011 to 12/31/2011...........    $22.01       $16.65         9,075
   01/01/2012 to 12/31/2012...........    $16.65       $18.96        10,649
PROFUND VP ASIA 30
   01/01/2004 to 12/31/2004...........        --       $10.10         6,082
   01/01/2005 to 12/31/2005...........    $10.10       $11.77        10,150
   01/01/2006 to 12/31/2006...........    $11.77       $15.99        13,894
   01/01/2007 to 12/31/2007...........    $15.99       $23.03        13,310
   01/01/2008 to 12/31/2008...........    $23.03       $11.04        11,200
   01/01/2009 to 12/31/2009...........    $11.04       $16.60         6,591
   01/01/2010 to 12/31/2010...........    $16.60       $18.44         7,101
   01/01/2011 to 12/31/2011...........    $18.44       $13.12         5,197
   01/01/2012 to 12/31/2012...........    $13.12       $14.78         6,344
PROFUND VP BANKS
   01/01/2004 to 12/31/2004...........        --       $11.54           582
   01/01/2005 to 12/31/2005...........    $11.54       $11.24             0
   01/01/2006 to 12/31/2006...........    $11.24       $12.65         1,321
   01/01/2007 to 12/31/2007...........    $12.65       $ 8.97         5,670
   01/01/2008 to 12/31/2008...........    $ 8.97       $ 4.64         6,266
   01/01/2009 to 12/31/2009...........    $ 4.64       $ 4.33           664
   01/01/2010 to 12/31/2010...........    $ 4.33       $ 4.58         2,311
   01/01/2011 to 12/31/2011...........    $ 4.58       $ 3.27         3,085
   01/01/2012 to 12/31/2012...........    $ 3.27       $ 4.25         1,485

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP BASIC MATERIALS
   01/01/2004 to 12/31/2004...........        --       $12.40         1,246
   01/01/2005 to 12/31/2005...........    $12.40       $12.38         2,936
   01/01/2006 to 12/31/2006...........    $12.38       $13.94         4,563
   01/01/2007 to 12/31/2007...........    $13.94       $17.77         2,298
   01/01/2008 to 12/31/2008...........    $17.77       $ 8.41        12,064
   01/01/2009 to 12/31/2009...........    $ 8.41       $13.32        48,463
   01/01/2010 to 12/31/2010...........    $13.32       $16.84        17,984
   01/01/2011 to 12/31/2011...........    $16.84       $13.77         5,913
   01/01/2012 to 12/31/2012...........    $13.77       $14.56         3,100
PROFUND VP BEAR
   01/01/2003 to 12/31/2003...........        --       $ 9.29         7,293
   01/01/2004 to 12/31/2004...........    $ 9.29       $ 8.12         1,620
   01/01/2005 to 12/31/2005...........    $ 8.12       $ 7.81        69,365
   01/01/2006 to 12/31/2006...........    $ 7.81       $ 7.05        32,910
   01/01/2007 to 12/31/2007...........    $ 7.05       $ 6.91        16,479
   01/01/2008 to 12/31/2008...........    $ 6.91       $ 9.43        16,580
   01/01/2009 to 12/31/2009...........    $ 9.43       $ 6.63        44,744
   01/01/2010 to 12/31/2010...........    $ 6.63       $ 5.31        24,619
   01/01/2011 to 12/31/2011...........    $ 5.31       $ 4.72        23,266
   01/01/2012 to 12/31/2012...........    $ 4.72       $ 3.84        17,201
PROFUND VP BULL
   01/01/2004 to 12/31/2004...........        --       $11.21        12,971
   01/01/2005 to 12/31/2005...........    $11.21       $11.23        87,712
   01/01/2006 to 12/31/2006...........    $11.23       $12.45        74,831
   01/01/2007 to 12/31/2007...........    $12.45       $12.57         2,144
   01/01/2008 to 12/31/2008...........    $12.57       $ 7.64         9,147
   01/01/2009 to 12/31/2009...........    $ 7.64       $ 9.26         3,980
   01/01/2010 to 12/31/2010...........    $ 9.26       $10.16        92,509
   01/01/2011 to 12/31/2011...........    $10.16       $ 9.91       135,038
   01/01/2012 to 12/31/2012...........    $ 9.91       $11.00           258
PROFUND VP CONSUMER GOODS PORTFOLIO
   01/01/2005 to 12/31/2005...........    $11.36       $11.04             0
   01/01/2006 to 12/31/2006...........    $11.04       $12.12         2,176
   01/01/2007 to 12/31/2007...........    $12.12       $12.72         1,132
   01/01/2008 to 12/31/2008...........    $12.72       $ 9.09           169
   01/01/2009 to 12/31/2009...........    $ 9.09       $10.77         2,624
   01/01/2010 to 12/31/2010...........    $10.77       $12.32         5,555
   01/01/2011 to 12/31/2011...........    $12.32       $12.85         2,526
   01/01/2012 to 12/31/2012...........    $12.85       $13.89           587

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP CONSUMER SERVICES
   01/01/2004 to 12/31/2004...........        --       $10.66            14
   01/01/2005 to 12/31/2005...........    $10.66       $ 9.91            58
   01/01/2006 to 12/31/2006...........    $ 9.91       $10.82         1,199
   01/01/2007 to 12/31/2007...........    $10.82       $ 9.68            58
   01/01/2008 to 12/31/2008...........    $ 9.68       $ 6.47             1
   01/01/2009 to 12/31/2009...........    $ 6.47       $ 8.26         1,642
   01/01/2010 to 12/31/2010...........    $ 8.26       $ 9.77         3,284
   01/01/2011 to 12/31/2011...........    $ 9.77       $10.05           515
   01/01/2012 to 12/31/2012...........    $10.05       $11.97         1,230
PROFUND VP EUROPE 30
   01/01/2004 to 12/31/2004...........        --       $12.35         7,758
   01/01/2005 to 12/31/2005...........    $12.35       $13.02        84,136
   01/01/2006 to 12/31/2006...........    $13.02       $14.92       102,201
   01/01/2007 to 12/31/2007...........    $14.92       $16.66         1,566
   01/01/2008 to 12/31/2008...........    $16.66       $ 9.10           120
   01/01/2009 to 12/31/2009...........    $ 9.10       $11.73        23,402
   01/01/2010 to 12/31/2010...........    $11.73       $11.74        21,029
   01/01/2011 to 12/31/2011...........    $11.74       $10.43           618
   01/01/2012 to 12/31/2012...........    $10.43       $11.86        14,781
PROFUND VP FINANCIALS
   01/01/2005 to 12/31/2005...........    $11.23       $11.39         1,100
   01/01/2006 to 12/31/2006...........    $11.39       $13.03        71,194
   01/01/2007 to 12/31/2007...........    $13.03       $10.27         1,743
   01/01/2008 to 12/31/2008...........    $10.27       $ 4.95         3,796
   01/01/2009 to 12/31/2009...........    $ 4.95       $ 5.55         1,563
   01/01/2010 to 12/31/2010...........    $ 5.55       $ 6.01           627
   01/01/2011 to 12/31/2011...........    $ 6.01       $ 5.05         1,704
   01/01/2012 to 12/31/2012...........    $ 5.05       $ 6.14         1,385
PROFUND VP HEALTH CARE
   01/01/2005 to 12/31/2005...........    $10.62       $10.98           500
   01/01/2006 to 12/31/2006...........    $10.98       $11.27         3,882
   01/01/2007 to 12/31/2007...........    $11.27       $11.71         4,769
   01/01/2008 to 12/31/2008...........    $11.71       $ 8.64         3,492
   01/01/2009 to 12/31/2009...........    $ 8.64       $10.07         2,516
   01/01/2010 to 12/31/2010...........    $10.07       $10.10         1,972
   01/01/2011 to 12/31/2011...........    $10.10       $10.84         4,524
   01/01/2012 to 12/31/2012...........    $10.84       $12.41         1,503
PROFUND VP INDUSTRIALS
   01/01/2004 to 12/31/2004...........        --       $12.04           807
   01/01/2005 to 12/31/2005...........    $12.04       $12.03             0
   01/01/2006 to 12/31/2006...........    $12.03       $13.10             0
   01/01/2007 to 12/31/2007...........    $13.10       $14.26             0
   01/01/2008 to 12/31/2008...........    $14.26       $ 8.28             0
   01/01/2009 to 12/31/2009...........    $ 8.28       $10.01         1,311
   01/01/2010 to 12/31/2010...........    $10.01       $12.08         1,384
   01/01/2011 to 12/31/2011...........    $12.08       $11.57         1,183
   01/01/2012 to 12/31/2012...........    $11.57       $13.06         1,406

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP JAPAN
   01/01/2005 to 12/31/2005...........    $10.32       $14.27         5,055
   01/01/2006 to 12/31/2006...........    $14.27       $15.42        10,468
   01/01/2007 to 12/31/2007...........    $15.42       $13.53         1,102
   01/01/2008 to 12/31/2008...........    $13.53       $ 7.80         5,471
   01/01/2009 to 12/31/2009...........    $ 7.80       $ 8.39         9,500
   01/01/2010 to 12/31/2010...........    $ 8.39       $ 7.65        10,951
   01/01/2011 to 12/31/2011...........    $ 7.65       $ 6.08         1,845
   01/01/2012 to 12/31/2012...........    $ 6.08       $ 7.28         8,580
PROFUND VP LARGE-CAP GROWTH
   01/01/2005 to 12/31/2005...........    $10.36       $10.20        11,037
   01/01/2006 to 12/31/2006...........    $10.20       $10.85        80,503
   01/01/2007 to 12/31/2007...........    $10.85       $11.31         2,384
   01/01/2008 to 12/31/2008...........    $11.31       $ 7.11         8,331
   01/01/2009 to 12/31/2009...........    $ 7.11       $ 8.99        51,264
   01/01/2010 to 12/31/2010...........    $ 8.99       $ 9.93        33,375
   01/01/2011 to 12/31/2011...........    $ 9.93       $ 9.98        22,374
   01/01/2012 to 12/31/2012...........    $ 9.98       $10.97        16,305
PROFUND VP LARGE-CAP VALUE
   01/01/2005 to 12/31/2005...........    $10.36       $10.40        10,329
   01/01/2006 to 12/31/2006...........    $10.40       $12.04        93,188
   01/01/2007 to 12/31/2007...........    $12.04       $11.75         1,435
   01/01/2008 to 12/31/2008...........    $11.75       $ 6.82         3,019
   01/01/2009 to 12/31/2009...........    $ 6.82       $ 7.95        30,769
   01/01/2010 to 12/31/2010...........    $ 7.95       $ 8.75         7,343
   01/01/2011 to 12/31/2011...........    $ 8.75       $ 8.42         8,114
   01/01/2012 to 12/31/2012...........    $ 8.42       $ 9.47         7,885
PROFUND VP MID-CAP GROWTH
   01/01/2004 to 12/31/2004...........        --       $11.09         9,859
   01/01/2005 to 12/31/2005...........    $11.09       $12.02        20,099
   01/01/2006 to 12/31/2006...........    $12.02       $12.19        59,507
   01/01/2007 to 12/31/2007...........    $12.19       $13.28         2,910
   01/01/2008 to 12/31/2008...........    $13.28       $ 7.92         1,985
   01/01/2009 to 12/31/2009...........    $ 7.92       $10.68        22,320
   01/01/2010 to 12/31/2010...........    $10.68       $13.38        38,054
   01/01/2011 to 12/31/2011...........    $13.38       $12.66        24,773
   01/01/2012 to 12/31/2012...........    $12.66       $14.25        26,014
PROFUND VP MID-CAP VALUE
   01/01/2004 to 12/31/2004...........        --       $12.17         3,507
   01/01/2005 to 12/31/2005...........    $12.17       $12.91        18,885
   01/01/2006 to 12/31/2006...........    $12.91       $14.14        14,300
   01/01/2007 to 12/31/2007...........    $14.14       $13.92         8,096
   01/01/2008 to 12/31/2008...........    $13.92       $ 8.64         4,943
   01/01/2009 to 12/31/2009...........    $ 8.64       $11.03        13,237
   01/01/2010 to 12/31/2010...........    $11.03       $12.95         7,585
   01/01/2011 to 12/31/2011...........    $12.95       $12.13        10,163
   01/01/2012 to 12/31/2012...........    $12.13       $13.79         7,475

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP NASDAQ-100
   01/01/2004 to 12/31/2004...........        --       $10.88        14,308
   01/01/2005 to 12/31/2005...........    $10.88       $10.63        31,610
   01/01/2006 to 12/31/2006...........    $10.63       $10.93         5,364
   01/01/2007 to 12/31/2007...........    $10.93       $12.53         2,957
   01/01/2008 to 12/31/2008...........    $12.53       $ 7.03           700
   01/01/2009 to 12/31/2009...........    $ 7.03       $10.42           550
   01/01/2010 to 12/31/2010...........    $10.42       $12.01        12,129
   01/01/2011 to 12/31/2011...........    $12.01       $11.88        12,612
   01/01/2012 to 12/31/2012...........    $11.88       $13.46        12,012
PROFUND VP OIL & GAS
   01/01/2004 to 12/31/2004...........        --       $13.76         6,676
   01/01/2005 to 12/31/2005...........    $13.76       $17.61        19,445
   01/01/2006 to 12/31/2006...........    $17.61       $20.72        25,195
   01/01/2007 to 12/31/2007...........    $20.72       $26.76        19,856
   01/01/2008 to 12/31/2008...........    $26.76       $16.45        15,962
   01/01/2009 to 12/31/2009...........    $16.45       $18.52        14,217
   01/01/2010 to 12/31/2010...........    $18.52       $21.27        52,404
   01/01/2011 to 12/31/2011...........    $21.27       $21.20         9,589
   01/01/2012 to 12/31/2012...........    $21.20       $21.27         8,354
PROFUND VP PHARMACEUTICALS
   01/01/2005 to 12/31/2005...........    $ 9.41       $ 8.82           423
   01/01/2006 to 12/31/2006...........    $ 8.82       $ 9.65         1,329
   01/01/2007 to 12/31/2007...........    $ 9.65       $ 9.63         1,117
   01/01/2008 to 12/31/2008...........    $ 9.63       $ 7.55           211
   01/01/2009 to 12/31/2009...........    $ 7.55       $ 8.61           926
   01/01/2010 to 12/31/2010...........    $ 8.61       $ 8.43         1,030
   01/01/2011 to 12/31/2011...........    $ 8.43       $ 9.55         5,100
   01/01/2012 to 12/31/2012...........    $ 9.55       $10.42         4,281
PROFUND VP PRECIOUS METALS
   01/01/2003 to 12/31/2003...........        --       $11.55        23,284
   01/01/2004 to 12/31/2004...........    $11.55       $10.14        11,671
   01/01/2005 to 12/31/2005...........    $10.14       $12.49        83,314
   01/01/2006 to 12/31/2006...........    $12.49       $13.08       158,151
   01/01/2007 to 12/31/2007...........    $13.08       $15.61       242,925
   01/01/2008 to 12/31/2008...........    $15.61       $10.54        56,540
   01/01/2009 to 12/31/2009...........    $10.54       $13.90        43,310
   01/01/2010 to 12/31/2010...........    $13.90       $18.02        94,493
   01/01/2011 to 12/31/2011...........    $18.02       $14.19        27,932
   01/01/2012 to 12/31/2012...........    $14.19       $11.83        25,607

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP REAL ESTATE
   01/01/2004 to 12/31/2004...........        --       $13.02         1,198
   01/01/2005 to 12/31/2005...........    $13.02       $13.55         5,880
   01/01/2006 to 12/31/2006...........    $13.55       $17.51        14,797
   01/01/2007 to 12/31/2007...........    $17.51       $13.72         8,814
   01/01/2008 to 12/31/2008...........    $13.72       $ 7.86         3,988
   01/01/2009 to 12/31/2009...........    $ 7.86       $ 9.80         5,082
   01/01/2010 to 12/31/2010...........    $ 9.80       $11.91         3,179
   01/01/2011 to 12/31/2011...........    $11.91       $12.17         4,541
   01/01/2012 to 12/31/2012...........    $12.17       $13.90         6,816
PROFUND VP RISING RATES OPPORTUNITY
   01/01/2004 to 12/31/2004...........        --       $ 8.28        14,108
   01/01/2005 to 12/31/2005...........    $ 8.28       $ 7.44        22,616
   01/01/2006 to 12/31/2006...........    $ 7.44       $ 7.99         7,674
   01/01/2007 to 12/31/2007...........    $ 7.99       $ 7.38         5,899
   01/01/2008 to 12/31/2008...........    $ 7.38       $ 4.46         3,052
   01/01/2009 to 12/31/2009...........    $ 4.46       $ 5.75        49,438
   01/01/2010 to 12/31/2010...........    $ 5.75       $ 4.71        12,644
   01/01/2011 to 12/31/2011...........    $ 4.71       $ 2.87         3,340
   01/01/2012 to 12/31/2012...........    $ 2.87       $ 2.60         1,728
PROFUND VP SHORT NASDAQ-100
   01/01/2005 to 12/31/2005...........    $ 8.22       $ 8.08        53,239
   01/01/2006 to 12/31/2006...........    $ 8.08       $ 7.77        34,026
   01/01/2007 to 12/31/2007...........    $ 7.77       $ 6.70        19,119
   01/01/2008 to 12/31/2008...........    $ 6.70       $ 9.68         5,951
   01/01/2009 to 12/31/2009...........    $ 9.68       $ 5.60         9,995
   01/01/2010 to 12/31/2010...........    $ 5.60       $ 4.30         9,982
   01/01/2011 to 12/31/2011...........    $ 4.30       $ 3.76         3,270
   01/01/2012 to 12/31/2012...........    $ 3.76       $ 2.97             0
PROFUND VP SMALL-CAP GROWTH
   01/01/2004 to 12/31/2004...........        --       $12.19        13,290
   01/01/2005 to 12/31/2005...........    $12.19       $12.78        54,202
   01/01/2006 to 12/31/2006...........    $12.78       $13.54        70,334
   01/01/2007 to 12/31/2007...........    $13.54       $13.73         4,513
   01/01/2008 to 12/31/2008...........    $13.73       $ 8.83           932
   01/01/2009 to 12/31/2009...........    $ 8.83       $10.87        23,678
   01/01/2010 to 12/31/2010...........    $10.87       $13.32        18,669
   01/01/2011 to 12/31/2011...........    $13.32       $13.15        12,575
   01/01/2012 to 12/31/2012...........    $13.15       $14.43         9,824
PROFUND VP SMALL-CAP VALUE
   01/01/2004 to 12/31/2004...........        --       $12.49         6,158
   01/01/2005 to 12/31/2005...........    $12.49       $12.66         9,865
   01/01/2006 to 12/31/2006...........    $12.66       $14.50        12,677
   01/01/2007 to 12/31/2007...........    $14.50       $13.11         2,605
   01/01/2008 to 12/31/2008...........    $13.11       $ 8.86           297
   01/01/2009 to 12/31/2009...........    $ 8.86       $10.40        17,985
   01/01/2010 to 12/31/2010...........    $10.40       $12.39         4,221
   01/01/2011 to 12/31/2011...........    $12.39       $11.58         2,240
   01/01/2012 to 12/31/2012...........    $11.58       $13.12         3,305

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP TELECOMMUNICATIONS
   01/01/2004 to 12/31/2004...........        --       $12.50         2,691
   01/01/2005 to 12/31/2005...........    $12.50       $11.38         1,384
   01/01/2006 to 12/31/2006...........    $11.38       $14.89         3,030
   01/01/2007 to 12/31/2007...........    $14.89       $15.74         6,177
   01/01/2008 to 12/31/2008...........    $15.74       $10.06         5,110
   01/01/2009 to 12/31/2009...........    $10.06       $10.53         2,446
   01/01/2010 to 12/31/2010...........    $10.53       $11.88         5,999
   01/01/2011 to 12/31/2011...........    $11.88       $11.80         6,682
   01/01/2012 to 12/31/2012...........    $11.80       $13.40         6,265
PROFUND VP U.S. GOVERNMENT PLUS
   01/01/2005 to 12/31/2005...........    $10.77       $11.44        12,519
   01/01/2006 to 12/31/2006...........    $11.44       $10.65         3,779
   01/01/2007 to 12/31/2007...........    $10.65       $11.43         5,142
   01/01/2008 to 12/31/2008...........    $11.43       $16.69        23,839
   01/01/2009 to 12/31/2009...........    $16.69       $10.97         6,677
   01/01/2010 to 12/31/2010...........    $10.97       $11.77         3,004
   01/01/2011 to 12/31/2011...........    $11.77       $16.47         4,138
   01/01/2012 to 12/31/2012...........    $16.47       $16.22         2,041
PROFUND VP ULTRAMID-CAP
   01/01/2004 to 12/31/2004...........        --       $13.81        14,660
   01/01/2005 to 12/31/2005...........    $13.81       $15.88        30,049
   01/01/2006 to 12/31/2006...........    $15.88       $17.13        36,114
   01/01/2007 to 12/31/2007...........    $17.13       $17.70        14,601
   01/01/2008 to 12/31/2008...........    $17.70       $ 5.61         8,205
   01/01/2009 to 12/31/2009...........    $ 5.61       $ 9.07        35,399
   01/01/2010 to 12/31/2010...........    $ 9.07       $13.23        16,371
   01/01/2011 to 12/31/2011...........    $13.23       $11.14        10,529
   01/01/2012 to 12/31/2012...........    $11.14       $14.39         7,518
PROFUND VP UTILITIES
   01/01/2004 to 12/31/2004...........        --       $12.47           573
   01/01/2005 to 12/31/2005...........    $12.47       $13.75         2,505
   01/01/2006 to 12/31/2006...........    $13.75       $15.98         5,228
   01/01/2007 to 12/31/2007...........    $15.98       $18.04         5,771
   01/01/2008 to 12/31/2008...........    $18.04       $12.19         6,190
   01/01/2009 to 12/31/2009...........    $12.19       $13.16         4,542
   01/01/2010 to 12/31/2010...........    $13.16       $13.60         8,246
   01/01/2011 to 12/31/2011...........    $13.60       $15.58        13,450
   01/01/2012 to 12/31/2012...........    $15.58       $15.21         8,948
PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.52           806
   01/01/2005 to 12/31/2005...........    $10.52       $11.94         6,051
   01/01/2006 to 12/31/2006...........    $11.94       $14.09         6,394
   01/01/2007 to 12/31/2007...........    $14.09       $16.43        14,466
   01/01/2008 to 12/31/2008...........    $16.43       $ 7.96         7,302
   01/01/2009 to 12/31/2009...........    $ 7.96       $10.64         6,712
   01/01/2010 to 12/31/2010...........    $10.64       $11.83         2,388
   01/01/2011 to 12/31/2011...........    $11.83       $ 9.82         2,204
   01/01/2012 to 12/31/2012...........    $ 9.82       $11.71           667

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
S&P TARGET 24 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.68         2,359
   01/01/2005 to 12/31/2005...........    $10.68       $10.85        10,961
   01/01/2006 to 12/31/2006...........    $10.85       $10.89         6,867
   01/01/2007 to 12/31/2007...........    $10.89       $11.06         3,468
   01/01/2008 to 12/31/2008...........    $11.06       $ 7.77         5,216
   01/01/2009 to 12/31/2009...........    $ 7.77       $ 8.62         3,879
   01/01/2010 to 12/31/2010...........    $ 8.62       $10.03         7,969
   01/01/2011 to 12/31/2011...........    $10.03       $10.61         3,451
   01/01/2012 to 12/31/2012...........    $10.61       $11.33         6,097
TARGET MANAGED VIP PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.26        23,730
   01/01/2005 to 12/31/2005...........    $11.26       $11.77        82,099
   01/01/2006 to 12/31/2006...........    $11.77       $12.80        79,537
   01/01/2007 to 12/31/2007...........    $12.80       $13.66        64,265
   01/01/2008 to 12/31/2008...........    $13.66       $ 7.35        43,206
   01/01/2009 to 12/31/2009...........    $ 7.35       $ 8.10        40,828
   01/01/2010 to 12/31/2010...........    $ 8.10       $ 9.40        33,585
   01/01/2011 to 12/31/2011...........    $ 9.40       $ 9.02        31,473
   01/01/2012 to 12/31/2012...........    $ 9.02       $ 9.93        15,984
THE DOW DART 10 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.42           105
   01/01/2005 to 12/31/2005...........    $10.42       $ 9.83           487
   01/01/2006 to 12/31/2006...........    $ 9.83       $12.04         4,269
   01/01/2007 to 12/31/2007...........    $12.04       $11.82         1,036
   01/01/2008 to 12/31/2008...........    $11.82       $ 8.24           955
   01/01/2009 to 12/31/2009...........    $ 8.24       $ 9.15           119
   01/01/2010 to 12/31/2010...........    $ 9.15       $10.42           332
   01/01/2011 to 12/31/2011...........    $10.42       $10.94            37
   01/01/2012 to 12/31/2012...........    $10.94       $11.81            32
THE DOW TARGET DIVIDEND PORTFOLIO
   05/02/2005* to 12/31/2005..........    $10.00       $ 9.70        53,405
   01/01/2006 to 12/31/2006...........    $ 9.70       $11.18        59,685
   01/01/2007 to 12/31/2007...........    $11.18       $11.02        39,900
   01/01/2008 to 12/31/2008...........    $11.02       $ 6.39        38,235
   01/01/2009 to 12/31/2009...........    $ 6.39       $ 7.11        30,620
   01/01/2010 to 12/31/2010...........    $ 7.11       $ 8.07        28,804
   01/01/2011 to 12/31/2011...........    $ 8.07       $ 8.34        35,484
   01/01/2012 to 12/31/2012...........    $ 8.34       $ 8.59        13,377

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
VALUE LINE TARGET 25 PORTFOLIO
   06/30/2008* to 12/31/2008..........    $ 9.89       $ 4.53             0
   01/01/2009 to 12/31/2009...........    $ 4.53       $ 4.73             0
   01/01/2010 to 12/31/2010...........    $ 4.73       $ 6.01             0
   01/01/2011 to 12/31/2011...........    $ 6.01       $ 4.42             0
   01/01/2012 to 12/31/2012...........    $ 4.42       $ 5.23             0
WELLS FARGO ADVANTAGE VT EQUITY INCOME
   01/01/2004 to 12/31/2004...........        --       $11.61            13
   01/01/2005 to 12/31/2005...........    $11.61       $11.93            51
   01/01/2006 to 12/31/2006...........    $11.93       $13.79         3,491
   01/01/2007 to 12/31/2007...........    $13.79       $13.82         4,173
   01/01/2008 to 12/31/2008...........    $13.82       $ 8.56         4,102
   01/01/2009 to 12/31/2009...........    $ 8.56       $ 9.75         2,734
   01/01/2010 to 07/16/2010...........    $ 9.75       $ 9.33             0
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $11.49       $13.84         3,301
   01/01/2011 to 12/31/2011...........    $13.84       $11.77         2,313
   01/01/2012 to 12/31/2012...........    $11.77       $13.04         1,842
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
   07/16/2010* to 12/31/2010..........    $ 9.33       $10.82         2,574
   01/01/2011 to 12/31/2011...........    $10.82       $10.33         2,608
   01/01/2012 to 12/31/2012...........    $10.33       $12.03         2,604
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $11.55       $14.51        15,512
   01/01/2011 to 12/31/2011...........    $14.51       $13.39        12,341
   01/01/2012 to 12/31/2012...........    $13.39       $15.77        14,988
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $ 9.59       $12.20         5,133
   01/01/2011 to 12/31/2011...........    $12.20       $11.38         2,244
   01/01/2012 to 12/31/2012...........    $11.38       $11.99         1,265

* Denotes the start date of these sub-accounts

                                   ASXT SIX

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: WITH HD GRO 60 BPS AND HAV 40 BPS OR GRO PLUS 2008
                         60 BPS AND HAV 40 BPS (2.65%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
ACCESS VP HIGH YIELD FUND
   05/01/2009 to 12/31/2009...........    $ 9.85       $12.11             0
   01/01/2010 to 12/31/2010...........    $12.11       $13.72             0
   01/01/2011 to 12/31/2011...........    $13.72       $13.72             0
   01/01/2012 to 12/31/2012...........    $13.72       $15.24             0
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.66       $ 9.30       159,301
   01/01/2010 to 12/31/2010...........    $ 9.30       $10.14       212,391
   01/01/2011 to 12/31/2011...........    $10.14       $ 9.61       105,066
   01/01/2012 to 12/31/2012...........    $ 9.61       $10.53       134,457
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.68       $ 9.46       108,658
   01/01/2010 to 12/31/2010...........    $ 9.46       $10.47       131,942
   01/01/2011 to 12/31/2011...........    $10.47       $10.21        48,552
   01/01/2012 to 12/31/2012...........    $10.21       $11.29        57,706
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.70       $ 8.26        53,149
   01/01/2010 to 12/31/2010...........    $ 8.26       $ 9.15        55,133
   01/01/2011 to 12/31/2011...........    $ 9.15       $ 9.23        13,061
   01/01/2012 to 05/04/2012...........    $ 9.23       $ 9.99             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.97       $ 9.54       676,115
   01/01/2010 to 12/31/2010...........    $ 9.54       $10.43       803,521
   01/01/2011 to 12/31/2011...........    $10.43       $10.03       368,297
   01/01/2012 to 12/31/2012...........    $10.03       $10.98       447,452
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 9.10         6,280
   01/01/2012 to 12/31/2012...........    $ 9.10       $ 9.92        23,922

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.93       $ 8.71        23,375
   01/01/2010 to 12/31/2010...........    $ 8.71       $ 9.54        49,989
   01/01/2011 to 12/31/2011...........    $ 9.54       $ 9.24        18,206
   01/01/2012 to 12/31/2012...........    $ 9.24       $10.20        15,220
AST BOND PORTFOLIO 2015
   05/01/2009 to 12/31/2009...........    $ 9.96       $ 9.95             0
   01/01/2010 to 12/31/2010...........    $ 9.95       $10.59             0
   01/01/2011 to 12/31/2011...........    $10.59       $10.97             0
   01/01/2012 to 12/31/2012...........    $10.97       $11.01             0
AST BOND PORTFOLIO 2016
   05/01/2009 to 12/31/2009...........    $ 9.94       $ 9.57         5,603
   01/01/2010 to 12/31/2010...........    $ 9.57       $10.30       156,943
   01/01/2011 to 12/31/2011...........    $10.30       $11.00       575,620
   01/01/2012 to 12/31/2012...........    $11.00       $11.15       307,580
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010..........    $10.00       $10.67       310,356
   01/01/2011 to 12/31/2011...........    $10.67       $11.57       645,073
   01/01/2012 to 12/31/2012...........    $11.57       $11.84       401,438
AST BOND PORTFOLIO 2018
   05/01/2009 to 12/31/2009...........    $ 9.92       $ 9.64             0
   01/01/2010 to 12/31/2010...........    $ 9.64       $10.43             0
   01/01/2011 to 12/31/2011...........    $10.43       $11.53       794,107
   01/01/2012 to 12/31/2012...........    $11.53       $11.87       526,285
AST BOND PORTFOLIO 2019
   05/01/2009 to 12/31/2009...........    $ 9.91       $ 9.54             0
   01/01/2010 to 12/31/2010...........    $ 9.54       $10.34         6,929
   01/01/2011 to 12/31/2011...........    $10.34       $11.67             0
   01/01/2012 to 12/31/2012...........    $11.67       $12.03       305,082
AST BOND PORTFOLIO 2020
   05/01/2009 to 12/31/2009...........    $ 9.88       $ 9.21             0
   01/01/2010 to 12/31/2010...........    $ 9.21       $10.03       100,282
   01/01/2011 to 12/31/2011...........    $10.03       $11.59         8,944
   01/01/2012 to 12/31/2012...........    $11.59       $12.00         7,256
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........    $10.00       $10.91        64,449
   01/01/2011 to 12/31/2011...........    $10.91       $12.78       706,219
   01/01/2012 to 12/31/2012...........    $12.78       $13.29       323,557
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........    $10.00       $11.92       329,141
   01/01/2012 to 12/31/2012...........    $11.92       $12.28       414,448

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........    $10.00       $10.31       155,312
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.48       $ 9.13       708,219
   01/01/2010 to 12/31/2010...........    $ 9.13       $10.08       749,579
   01/01/2011 to 12/31/2011...........    $10.08       $ 9.58       281,330
   01/01/2012 to 12/31/2012...........    $ 9.58       $10.60       358,749
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.17       $ 8.49       138,328
   01/01/2010 to 12/31/2010...........    $ 8.49       $ 9.25       113,621
   01/01/2011 to 12/31/2011...........    $ 9.25       $ 8.85        45,096
   01/01/2012 to 12/31/2012...........    $ 8.85       $ 9.50        48,074
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.68       $10.04        39,209
   01/01/2010 to 12/31/2010...........    $10.04       $12.58        51,647
   01/01/2011 to 12/31/2011...........    $12.58       $13.05        12,690
   01/01/2012 to 12/31/2012...........    $13.05       $14.65        15,675
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.01       $ 9.09        19,394
   01/01/2010 to 12/31/2010...........    $ 9.09       $11.73        35,005
   01/01/2011 to 12/31/2011...........    $11.73       $ 9.92        19,569
   01/01/2012 to 12/31/2012...........    $ 9.92       $11.60        17,162
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.02       $ 8.35        30,995
   01/01/2010 to 12/31/2010...........    $ 8.35       $ 9.22        58,869
   01/01/2011 to 12/31/2011...........    $ 9.22       $ 8.75        19,800
   01/01/2012 to 12/31/2012...........    $ 8.75       $ 9.68        22,329
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.97       $ 8.53       137,785
   01/01/2010 to 12/31/2010...........    $ 8.53       $ 9.49       188,595
   01/01/2011 to 12/31/2011...........    $ 9.49       $ 9.10        91,985
   01/01/2012 to 12/31/2012...........    $ 9.10       $ 9.80       102,678
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.58       $ 7.98       350,219
   01/01/2010 to 12/31/2010...........    $ 7.98       $ 9.25       333,228
   01/01/2011 to 12/31/2011...........    $ 9.25       $ 8.44       126,388
   01/01/2012 to 12/31/2012...........    $ 8.44       $ 9.28       162,969
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.67       120,659

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GLOBAL REAL ESTATE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 5.68       $ 8.00        45,530
   01/01/2010 to 12/31/2010...........    $ 8.00       $ 9.37        52,578
   01/01/2011 to 12/31/2011...........    $ 9.37       $ 8.66        13,704
   01/01/2012 to 12/31/2012...........    $ 8.66       $10.69        16,463
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 8.42       $10.72        11,362
   01/01/2010 to 12/31/2010...........    $10.72       $11.51        26,337
   01/01/2011 to 12/31/2011...........    $11.51       $10.76         8,661
   01/01/2012 to 12/31/2012...........    $10.76       $12.55         9,618
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.64       $ 7.97         6,997
   01/01/2010 to 12/31/2010...........    $ 7.97       $ 8.76        13,269
   01/01/2011 to 12/31/2011...........    $ 8.76       $ 8.05         4,169
   01/01/2012 to 12/31/2012...........    $ 8.05       $ 9.38         4,513
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 8.32       $11.11        17,908
   01/01/2010 to 12/31/2010...........    $11.11       $12.96        39,965
   01/01/2011 to 12/31/2011...........    $12.96       $12.25        10,818
   01/01/2012 to 12/31/2012...........    $12.25       $14.26        13,842
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.62       $ 9.73         7,376
   01/01/2010 to 12/31/2010...........    $ 9.73       $12.01        32,918
   01/01/2011 to 12/31/2011...........    $12.01       $11.84        10,130
   01/01/2012 to 12/31/2012...........    $11.84       $13.34        12,406
AST HIGH YIELD PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 8.05       $10.02        34,468
   01/01/2010 to 12/31/2010...........    $10.02       $11.07        56,851
   01/01/2011 to 12/31/2011...........    $11.07       $11.12        18,231
   01/01/2012 to 12/31/2012...........    $11.12       $12.33        31,773
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.64       $ 9.00        91,733
   01/01/2010 to 12/31/2010...........    $ 9.00       $ 9.78       111,962
   01/01/2011 to 12/31/2011...........    $ 9.78       $ 9.47        37,760
   01/01/2012 to 12/31/2012...........    $ 9.47       $10.16        41,636
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.48       $ 9.75        27,547
   01/01/2010 to 12/31/2010...........    $ 9.75       $10.86        42,682
   01/01/2011 to 12/31/2011...........    $10.86       $ 9.21        14,523
   01/01/2012 to 12/31/2012...........    $ 9.21       $10.79        13,807

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 8.11       $10.46        44,606
   01/01/2010 to 12/31/2010...........    $10.46       $11.31        49,149
   01/01/2011 to 12/31/2011...........    $11.31       $ 9.63        11,615
   01/01/2012 to 12/31/2012...........    $ 9.63       $10.94        25,404
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.97       $ 8.47       147,100
   01/01/2010 to 12/31/2010...........    $ 8.47       $ 9.38       204,130
   01/01/2011 to 12/31/2011...........    $ 9.38       $ 9.08        79,044
   01/01/2012 to 12/31/2012...........    $ 9.08       $10.04        86,248
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.35       $10.77        81,132
   01/01/2010 to 12/31/2010...........    $10.77       $11.26        55,706
   01/01/2011 to 12/31/2011...........    $11.26       $10.99        32,627
   01/01/2012 to 12/31/2012...........    $10.99       $11.84        45,485
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.08       $10.28             0
   01/01/2010 to 12/31/2010...........    $10.28       $11.14         5,980
   01/01/2011 to 12/31/2011...........    $11.14       $10.91         1,722
   01/01/2012 to 12/31/2012...........    $10.91       $12.24         2,198
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.14       $10.29             0
   01/01/2010 to 12/31/2010...........    $10.29       $11.39         6,807
   01/01/2011 to 12/31/2011...........    $11.39       $10.44           549
   01/01/2012 to 12/31/2012...........    $10.44       $11.50           554
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.60       $10.15         9,545
   01/01/2010 to 12/31/2010...........    $10.15       $10.59        37,715
   01/01/2011 to 12/31/2011...........    $10.59       $ 9.37        12,895
   01/01/2012 to 12/31/2012...........    $ 9.37       $11.12        15,160
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 5.99       $ 7.55        12,659
   01/01/2010 to 12/31/2010...........    $ 7.55       $ 8.32         4,760
   01/01/2011 to 12/31/2011...........    $ 8.32       $ 7.76         3,241
   01/01/2012 to 12/31/2012...........    $ 7.76       $ 8.83        12,829
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 8.89       $10.66        27,186
   01/01/2010 to 12/31/2010...........    $10.66       $11.77        21,065
   01/01/2011 to 12/31/2011...........    $11.77       $12.63        24,541
   01/01/2012 to 12/31/2012...........    $12.63       $13.02        18,227

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.91       $ 8.75        37,494
   01/01/2010 to 12/31/2010...........    $ 8.75       $10.20        63,578
   01/01/2011 to 12/31/2011...........    $10.20       $ 9.84        22,561
   01/01/2012 to 12/31/2012...........    $ 9.84       $10.76        21,520
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 8.33       $11.01         6,858
   01/01/2010 to 12/31/2010...........    $11.01       $12.01        12,938
   01/01/2011 to 12/31/2011...........    $12.01       $11.33         5,269
   01/01/2012 to 12/31/2012...........    $11.33       $13.57         3,362
AST MFS GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.93       $ 9.58         7,736
   01/01/2010 to 12/31/2010...........    $ 9.58       $10.51         8,723
   01/01/2011 to 12/31/2011...........    $10.51       $10.18         3,745
   01/01/2012 to 12/31/2012...........    $10.18       $11.60        12,102
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........    $10.00       $10.16             0
AST MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.05       $ 9.30         8,401
   01/01/2010 to 12/31/2010...........    $ 9.30       $11.19        30,309
   01/01/2011 to 12/31/2011...........    $11.19       $10.52        11,640
   01/01/2012 to 12/31/2012...........    $10.52       $12.13        14,025
AST MONEY MARKET PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.32       $10.14       186,292
   01/01/2010 to 12/31/2010...........    $10.14       $ 9.88        56,299
   01/01/2011 to 12/31/2011...........    $ 9.88       $ 9.62        49,295
   01/01/2012 to 12/31/2012...........    $ 9.62       $ 9.36        40,412
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.67       $ 8.99        13,800
   01/01/2010 to 12/31/2010...........    $ 8.99       $10.81        36,557
   01/01/2011 to 12/31/2011...........    $10.81       $10.26        11,055
   01/01/2012 to 12/31/2012...........    $10.26       $11.70        14,944
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.03       $10.05             0
   01/01/2012 to 12/31/2012...........    $10.05       $10.26           780
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 8.41       $10.38         8,686
   01/01/2010 to 12/31/2010...........    $10.38       $13.00        18,742
   01/01/2011 to 12/31/2011...........    $13.00       $12.87         5,978
   01/01/2012 to 12/31/2012...........    $12.87       $14.08        12,258

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.84       $ 8.27         9,909
   01/01/2010 to 12/31/2010...........    $ 8.27       $ 9.69        15,269
   01/01/2011 to 04/29/2011...........    $ 9.69       $10.83             0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.25        10,230
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.14       $ 8.99        15,797
   01/01/2010 to 12/31/2010...........    $ 8.99       $10.71        34,990
   01/01/2011 to 12/31/2011...........    $10.71       $ 8.31        11,571
   01/01/2012 to 12/31/2012...........    $ 8.31       $ 9.54        15,406
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.59       $11.07        27,342
   01/01/2010 to 12/31/2010...........    $11.07       $11.20        33,522
   01/01/2011 to 12/31/2011...........    $11.20       $11.14        14,026
   01/01/2012 to 12/31/2012...........    $11.14       $11.36         8,601
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.49       $11.57       100,899
   01/01/2010 to 12/31/2010...........    $11.57       $12.13       259,444
   01/01/2011 to 12/31/2011...........    $12.13       $12.18        94,206
   01/01/2012 to 12/31/2012...........    $12.18       $12.97        96,756
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 8.86       $10.22       159,770
   01/01/2010 to 12/31/2010...........    $10.22       $11.00       172,519
   01/01/2011 to 12/31/2011...........    $11.00       $10.81        76,467
   01/01/2012 to 12/31/2012...........    $10.81       $11.62        85,882
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.02       $10.05             0
   01/01/2012 to 12/31/2012...........    $10.05       $10.48           623
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.28       $ 7.95           440
   01/01/2010 to 12/31/2010...........    $ 7.95       $ 8.90         3,799
   01/01/2011 to 12/31/2011...........    $ 8.90       $ 8.97         1,298
   01/01/2012 to 12/31/2012...........    $ 8.97       $10.37         2,513
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 8.84             0
   01/01/2012 to 12/31/2012...........    $ 8.84       $ 9.74             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.32       $ 8.95        77,197
   01/01/2010 to 12/31/2010...........    $ 8.95       $ 9.96       101,506
   01/01/2011 to 12/31/2011...........    $ 9.96       $ 9.47        41,550
   01/01/2012 to 12/31/2012...........    $ 9.47       $10.68        44,657
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.98       $ 9.76       101,532
   01/01/2010 to 12/31/2010...........    $ 9.76       $10.62       180,063
   01/01/2011 to 12/31/2011...........    $10.62       $ 9.99        67,956
   01/01/2012 to 12/31/2012...........    $ 9.99       $10.81        77,240
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.46       $ 9.76         4,989
   01/01/2010 to 12/31/2010...........    $ 9.76       $12.96         8,672
   01/01/2011 to 12/31/2011...........    $12.96       $12.49         3,795
   01/01/2012 to 12/31/2012...........    $12.49       $13.64         9,240
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.42       $ 9.59        57,584
   01/01/2010 to 12/31/2010...........    $ 9.59       $11.76        57,699
   01/01/2011 to 12/31/2011...........    $11.76       $10.77        18,951
   01/01/2012 to 12/31/2012...........    $10.77       $12.38        25,564
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 8.41       $10.14       110,706
   01/01/2010 to 12/31/2010...........    $10.14       $11.01       148,995
   01/01/2011 to 12/31/2011...........    $11.01       $10.93        63,515
   01/01/2012 to 12/31/2012...........    $10.93       $12.08        75,183
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.07       $ 7.73        14,808
   01/01/2010 to 12/31/2010...........    $ 7.73       $ 8.52        17,597
   01/01/2011 to 12/31/2011...........    $ 8.52       $ 8.16         8,102
   01/01/2012 to 12/31/2012...........    $ 8.16       $ 9.32        19,482
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.71       $10.73        31,524
   01/01/2010 to 12/31/2010...........    $10.73       $11.04        39,047
   01/01/2011 to 12/31/2011...........    $11.04       $11.19        17,715
   01/01/2012 to 12/31/2012...........    $11.19       $11.46        17,456
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 8.57       $11.25        13,227
   01/01/2010 to 12/31/2010...........    $11.25       $12.68        16,377
   01/01/2011 to 12/31/2011...........    $12.68       $12.14         5,215
   01/01/2012 to 12/31/2012...........    $12.14       $13.89         7,212
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.56       $12.71        61,248
   01/01/2010 to 12/31/2010...........    $12.71       $14.91        92,333
   01/01/2011 to 12/31/2011...........    $14.91       $12.35        29,413
   01/01/2012 to 12/31/2012...........    $12.35       $12.45        34,645

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.67       $ 8.42        36,911
   01/01/2010 to 12/31/2010...........    $ 8.42       $ 9.40        54,929
   01/01/2011 to 12/31/2011...........    $ 9.40       $ 8.83        15,323
   01/01/2012 to 12/31/2012...........    $ 8.83       $ 9.55        21,695
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.32       $ 9.99        50,536
   01/01/2010 to 12/31/2010...........    $ 9.99       $10.49        80,747
   01/01/2011 to 12/31/2011...........    $10.49       $10.83        33,098
   01/01/2012 to 12/31/2012...........    $10.83       $11.37        41,891
EVERGREEN VA GROWTH FUND
   05/01/2009 to 12/31/2009...........    $ 8.26       $10.35             0
   01/01/2010 to 07/16/2010...........    $10.35       $10.08             0
EVERGREEN VA INTERNATIONAL EQUITY FUND
   05/01/2009 to 12/31/2009...........    $ 7.46       $ 9.41         2,694
   01/01/2010 to 07/16/2010...........    $ 9.41       $ 8.89             0
EVERGREEN VA OMEGA FUND
   05/01/2009 to 12/31/2009...........    $ 9.09       $11.76         1,366
   01/01/2010 to 07/16/2010...........    $11.76       $10.93             0
FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 5.33       $ 6.98           214
   01/01/2010 to 12/31/2010...........    $ 6.98       $ 8.08           376
   01/01/2011 to 12/31/2011...........    $ 8.08       $ 7.01            79
   01/01/2012 to 12/31/2012...........    $ 7.01       $ 7.77             0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2009 to 12/31/2009...........    $ 6.59       $ 8.35       206,785
   01/01/2010 to 12/31/2010...........    $ 8.35       $ 8.97       267,746
   01/01/2011 to 12/31/2011...........    $ 8.97       $ 8.58       115,073
   01/01/2012 to 09/21/2012...........    $ 8.58       $ 9.54             0
GLOBAL DIVIDEND TARGET 15 PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 8.61       $12.35         9,823
   01/01/2010 to 12/31/2010...........    $12.35       $13.19         9,210
   01/01/2011 to 12/31/2011...........    $13.19       $11.88         2,325
   01/01/2012 to 12/31/2012...........    $11.88       $14.50         4,266
INVESCO V.I. CAPITAL DEVELOPMENT FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $10.03       $ 8.11           821
   01/01/2012 to 04/27/2012...........    $ 8.11       $ 9.17             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
FORMERLY, INVESCO V.I. DIVIDEND GROWTH FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $ 9.99       $ 9.06           392
   01/01/2012 to 12/31/2012...........    $ 9.06       $10.47           544
INVESCO V.I. DYNAMICS FUND - SERIES I
   05/01/2009 to 12/31/2009...........    $ 7.18       $ 9.37           964
   01/01/2010 to 12/31/2010...........    $ 9.37       $11.29         1,855
   01/01/2011 to 04/29/2011...........    $11.29       $12.53             0
INVESCO V.I. FINANCIAL SERVICES FUND - SERIES I
   05/01/2009 to 12/31/2009...........    $ 3.21       $ 4.48         1,270
   01/01/2010 to 12/31/2010...........    $ 4.48       $ 4.81         2,100
   01/01/2011 to 04/29/2011...........    $ 4.81       $ 5.06             0
INVESCO V.I. GLOBAL HEALTH CARE FUND - SERIES I
   05/01/2009 to 12/31/2009...........    $ 8.36       $10.67         1,728
   01/01/2010 to 12/31/2010...........    $10.67       $10.94         1,668
   01/01/2011 to 12/31/2011...........    $10.94       $11.07           716
   01/01/2012 to 12/31/2012...........    $11.07       $13.03           948
INVESCO V.I. TECHNOLOGY FUND - SERIES I
   05/01/2009 to 12/31/2009...........    $ 7.51       $ 9.92             0
   01/01/2010 to 12/31/2010...........    $ 9.92       $11.72             0
   01/01/2011 to 12/31/2011...........    $11.72       $10.83             0
   01/01/2012 to 12/31/2012...........    $10.83       $11.73             0
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES I
   04/27/2012* to 12/31/2012..........    $10.05       $ 9.70         1,134
NASDAQ TARGET 15 PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.36       $ 7.37             0
   01/01/2010 to 12/31/2010...........    $ 7.37       $ 9.35             0
   01/01/2011 to 12/31/2011...........    $ 9.35       $ 9.22             0
   01/01/2012 to 12/31/2012...........    $ 9.22       $10.14             0
NVIT DEVELOPING MARKETS FUND
   05/01/2009 to 12/31/2009...........    $ 9.93       $14.18        40,036
   01/01/2010 to 12/31/2010...........    $14.18       $16.03        36,238
   01/01/2011 to 12/31/2011...........    $16.03       $12.11         7,991
   01/01/2012 to 12/31/2012...........    $12.11       $13.77        23,728
PROFUND VP ASIA 30
   05/01/2009 to 12/31/2009...........    $11.40       $15.60             0
   01/01/2010 to 12/31/2010...........    $15.60       $17.29             0
   01/01/2011 to 12/31/2011...........    $17.29       $12.29             0
   01/01/2012 to 12/31/2012...........    $12.29       $13.82             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP BANKS
   05/01/2009 to 12/31/2009...........    $ 3.04       $ 3.88             0
   01/01/2010 to 12/31/2010...........    $ 3.88       $ 4.09             0
   01/01/2011 to 12/31/2011...........    $ 4.09       $ 2.92             0
   01/01/2012 to 12/31/2012...........    $ 2.92       $ 3.79             0
PROFUND VP BASIC MATERIALS
   05/01/2009 to 12/31/2009...........    $ 7.24       $10.16        12,634
   01/01/2010 to 12/31/2010...........    $10.16       $12.83         8,573
   01/01/2011 to 12/31/2011...........    $12.83       $10.47         2,409
   01/01/2012 to 12/31/2012...........    $10.47       $11.06         3,899
PROFUND VP BEAR
   05/01/2009 to 12/31/2009...........    $10.99       $ 8.07             0
   01/01/2010 to 12/31/2010...........    $ 8.07       $ 6.46             0
   01/01/2011 to 12/31/2011...........    $ 6.46       $ 5.73             0
   01/01/2012 to 12/31/2012...........    $ 5.73       $ 4.65             0
PROFUND VP BIOTECHNOLOGY
   05/01/2009 to 12/31/2009...........    $10.90       $12.16             0
   01/01/2010 to 12/31/2010...........    $12.16       $12.44             0
   01/01/2011 to 12/31/2011...........    $12.44       $12.91             0
   01/01/2012 to 12/31/2012...........    $12.91       $17.68             0
PROFUND VP BULL
   05/01/2009 to 12/31/2009...........    $ 6.62       $ 8.31         1,719
   01/01/2010 to 12/31/2010...........    $ 8.31       $ 9.11             0
   01/01/2011 to 12/31/2011...........    $ 9.11       $ 8.87             0
   01/01/2012 to 12/31/2012...........    $ 8.87       $ 9.83             0
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.58       $ 9.46             0
   01/01/2010 to 12/31/2010...........    $ 9.46       $10.81           180
   01/01/2011 to 12/31/2011...........    $10.81       $11.26             0
   01/01/2012 to 12/31/2012...........    $11.26       $12.15             0
PROFUND VP CONSUMER SERVICES
   05/01/2009 to 12/31/2009...........    $ 6.52       $ 8.03         5,204
   01/01/2010 to 12/31/2010...........    $ 8.03       $ 9.49           212
   01/01/2011 to 12/31/2011...........    $ 9.49       $ 9.74             0
   01/01/2012 to 12/31/2012...........    $ 9.74       $11.58             0
PROFUND VP EUROPE 30
   05/01/2009 to 12/31/2009...........    $ 6.99       $ 9.36             0
   01/01/2010 to 12/31/2010...........    $ 9.36       $ 9.35             0
   01/01/2011 to 12/31/2011...........    $ 9.35       $ 8.29             0
   01/01/2012 to 12/31/2012...........    $ 8.29       $ 9.41             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP FINANCIALS
   05/01/2009 to 12/31/2009...........    $ 3.92       $ 5.12        3,519
   01/01/2010 to 12/31/2010...........    $ 5.12       $ 5.53        4,649
   01/01/2011 to 12/31/2011...........    $ 5.53       $ 4.64        1,408
   01/01/2012 to 12/31/2012...........    $ 4.64       $ 5.63        2,549
PROFUND VP HEALTH CARE
   05/01/2009 to 12/31/2009...........    $ 7.49       $ 9.57          705
   01/01/2010 to 12/31/2010...........    $ 9.57       $ 9.58        1,966
   01/01/2011 to 12/31/2011...........    $ 9.58       $10.27          599
   01/01/2012 to 12/31/2012...........    $10.27       $11.73          768
PROFUND VP INDUSTRIALS
   05/01/2009 to 12/31/2009...........    $ 6.63       $ 8.35            0
   01/01/2010 to 12/31/2010...........    $ 8.35       $10.06          294
   01/01/2011 to 12/31/2011...........    $10.06       $ 9.62          201
   01/01/2012 to 12/31/2012...........    $ 9.62       $10.84          230
PROFUND VP INTERNET
   05/01/2009 to 12/31/2009...........    $ 9.25       $12.51            0
   01/01/2010 to 12/31/2010...........    $12.51       $16.47            0
   01/01/2011 to 12/31/2011...........    $16.47       $14.93            0
   01/01/2012 to 12/31/2012...........    $14.93       $17.40            0
PROFUND VP JAPAN
   05/01/2009 to 12/31/2009...........    $ 7.08       $ 7.84            0
   01/01/2010 to 12/31/2010...........    $ 7.84       $ 7.14            0
   01/01/2011 to 12/31/2011...........    $ 7.14       $ 5.66            0
   01/01/2012 to 12/31/2012...........    $ 5.66       $ 6.77            0
PROFUND VP LARGE-CAP GROWTH
   05/01/2009 to 12/31/2009...........    $ 7.02       $ 8.78            0
   01/01/2010 to 12/31/2010...........    $ 8.78       $ 9.67          243
   01/01/2011 to 12/31/2011...........    $ 9.67       $ 9.71            0
   01/01/2012 to 12/31/2012...........    $ 9.71       $10.65            0
PROFUND VP LARGE-CAP VALUE
   05/01/2009 to 12/31/2009...........    $ 6.16       $ 7.76            0
   01/01/2010 to 12/31/2010...........    $ 7.76       $ 8.53            0
   01/01/2011 to 12/31/2011...........    $ 8.53       $ 8.20            0
   01/01/2012 to 12/31/2012...........    $ 8.20       $ 9.21            0
PROFUND VP MID-CAP GROWTH
   05/01/2009 to 12/31/2009...........    $ 7.55       $ 9.53            0
   01/01/2010 to 12/31/2010...........    $ 9.53       $11.91          504
   01/01/2011 to 12/31/2011...........    $11.91       $11.26          209
   01/01/2012 to 12/31/2012...........    $11.26       $12.65          508

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP MID-CAP VALUE
   05/01/2009 to 12/31/2009...........    $ 7.04       $ 9.02            0
   01/01/2010 to 12/31/2010...........    $ 9.02       $10.58            0
   01/01/2011 to 12/31/2011...........    $10.58       $ 9.90            0
   01/01/2012 to 12/31/2012...........    $ 9.90       $11.23          200
PROFUND VP NASDAQ-100
   05/01/2009 to 12/31/2009...........    $ 7.93       $10.31            0
   01/01/2010 to 12/31/2010...........    $10.31       $11.86            0
   01/01/2011 to 12/31/2011...........    $11.86       $11.72            0
   01/01/2012 to 12/31/2012...........    $11.72       $13.26            0
PROFUND VP OIL & GAS
   05/01/2009 to 12/31/2009...........    $ 9.92       $11.45        6,547
   01/01/2010 to 12/31/2010...........    $11.45       $13.12        3,236
   01/01/2011 to 12/31/2011...........    $13.12       $13.06        1,649
   01/01/2012 to 12/31/2012...........    $13.06       $13.09        1,244
PROFUND VP PHARMACEUTICALS
   05/01/2009 to 12/31/2009...........    $ 7.06       $ 9.18          116
   01/01/2010 to 12/31/2010...........    $ 9.18       $ 8.98          471
   01/01/2011 to 12/31/2011...........    $ 8.98       $10.15          350
   01/01/2012 to 12/31/2012...........    $10.15       $11.05          309
PROFUND VP PRECIOUS METALS
   05/01/2009 to 12/31/2009...........    $ 9.78       $13.31            0
   01/01/2010 to 12/31/2010...........    $13.31       $17.22            0
   01/01/2011 to 12/31/2011...........    $17.22       $13.55            0
   01/01/2012 to 12/31/2012...........    $13.55       $11.27            0
PROFUND VP REAL ESTATE
   05/01/2009 to 12/31/2009...........    $ 5.54       $ 8.05        1,440
   01/01/2010 to 12/31/2010...........    $ 8.05       $ 9.77        1,103
   01/01/2011 to 12/31/2011...........    $ 9.77       $ 9.97          292
   01/01/2012 to 12/31/2012...........    $ 9.97       $11.37          356
PROFUND VP RISING RATES OPPORTUNITY
   05/01/2009 to 12/31/2009...........    $ 6.95       $ 7.00        1,983
   01/01/2010 to 12/31/2010...........    $ 7.00       $ 5.73        4,321
   01/01/2011 to 12/31/2011...........    $ 5.73       $ 3.48        1,971
   01/01/2012 to 12/31/2012...........    $ 3.48       $ 3.16        2,279
PROFUND VP SEMICONDUCTOR
   05/01/2009 to 12/31/2009...........    $ 5.78       $ 7.86            0
   01/01/2010 to 12/31/2010...........    $ 7.86       $ 8.60            0
   01/01/2011 to 12/31/2011...........    $ 8.60       $ 8.04            0
   01/01/2012 to 12/31/2012...........    $ 8.04       $ 7.50            0
PROFUND VP SHORT MID-CAP
   05/01/2009 to 12/31/2009...........    $ 9.03       $ 6.42            0
   01/01/2010 to 12/31/2010...........    $ 6.42       $ 4.63            0
   01/01/2011 to 12/31/2011...........    $ 4.63       $ 4.14            0
   01/01/2012 to 12/31/2012...........    $ 4.14       $ 3.27            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP SHORT NASDAQ-100
   05/01/2009 to 12/31/2009...........    $ 8.92       $ 6.32            0
   01/01/2010 to 12/31/2010...........    $ 6.32       $ 4.85            0
   01/01/2011 to 12/31/2011...........    $ 4.85       $ 4.22            0
   01/01/2012 to 12/31/2012...........    $ 4.22       $ 3.34            0
PROFUND VP SHORT SMALL-CAP
   05/01/2009 to 12/31/2009...........    $ 8.87       $ 6.39            0
   01/01/2010 to 12/31/2010...........    $ 6.39       $ 4.42            0
   01/01/2011 to 12/31/2011...........    $ 4.42       $ 3.91            0
   01/01/2012 to 12/31/2012...........    $ 3.91       $ 3.09            0
PROFUND VP SMALL-CAP GROWTH
   05/01/2009 to 12/31/2009...........    $ 7.09       $ 8.88            0
   01/01/2010 to 12/31/2010...........    $ 8.88       $10.87          396
   01/01/2011 to 12/31/2011...........    $10.87       $10.72           38
   01/01/2012 to 12/31/2012...........    $10.72       $11.74          287
PROFUND VP SMALL-CAP VALUE
   05/01/2009 to 12/31/2009...........    $ 6.80       $ 8.43          625
   01/01/2010 to 12/31/2010...........    $ 8.43       $10.02          509
   01/01/2011 to 12/31/2011...........    $10.02       $ 9.36          300
   01/01/2012 to 12/31/2012...........    $ 9.36       $10.58          318
PROFUND VP TECHNOLOGY
   05/01/2009 to 12/31/2009...........    $ 7.85       $10.54            0
   01/01/2010 to 12/31/2010...........    $10.54       $11.36            0
   01/01/2011 to 12/31/2011...........    $11.36       $10.91            0
   01/01/2012 to 12/31/2012...........    $10.91       $11.72            0
PROFUND VP TELECOMMUNICATIONS
   05/01/2009 to 12/31/2009...........    $ 8.31       $ 8.98            0
   01/01/2010 to 12/31/2010...........    $ 8.98       $10.12          239
   01/01/2011 to 12/31/2011...........    $10.12       $10.03            0
   01/01/2012 to 12/31/2012...........    $10.03       $11.38            0
PROFUND VP U.S. GOVERNMENT PLUS
   05/01/2009 to 12/31/2009...........    $11.23       $10.07          298
   01/01/2010 to 12/31/2010...........    $10.07       $10.80        1,744
   01/01/2011 to 12/31/2011...........    $10.80       $15.08        1,541
   01/01/2012 to 12/31/2012...........    $15.08       $14.83        1,014
PROFUND VP ULTRABULL
   05/01/2009 to 12/31/2009...........    $ 3.45       $ 5.40            0
   01/01/2010 to 12/31/2010...........    $ 5.40       $ 6.42            0
   01/01/2011 to 12/31/2011...........    $ 6.42       $ 5.95            0
   01/01/2012 to 12/31/2012...........    $ 5.95       $ 7.47            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP ULTRAMID-CAP
   05/01/2009 to 12/31/2009...........    $ 4.03       $ 6.48            0
   01/01/2010 to 12/31/2010...........    $ 6.48       $ 9.44            0
   01/01/2011 to 12/31/2011...........    $ 9.44       $ 7.94            0
   01/01/2012 to 12/31/2012...........    $ 7.94       $10.24            0
PROFUND VP ULTRANASDAQ-100
   05/01/2009 to 12/31/2009...........    $ 4.71       $ 8.01            0
   01/01/2010 to 12/31/2010...........    $ 8.01       $10.54            0
   01/01/2011 to 12/31/2011...........    $10.54       $10.14            0
   01/01/2012 to 12/31/2012...........    $10.14       $13.21            0
PROFUND VP ULTRASMALL-CAP
   05/01/2009 to 12/31/2009...........    $ 3.17       $ 4.98            0
   01/01/2010 to 12/31/2010...........    $ 4.98       $ 7.19            0
   01/01/2011 to 12/31/2011...........    $ 7.19       $ 5.68            0
   01/01/2012 to 12/31/2012...........    $ 5.68       $ 7.17            0
PROFUND VP UTILITIES
   05/01/2009 to 12/31/2009...........    $ 8.48       $10.12            0
   01/01/2010 to 12/31/2010...........    $10.12       $10.43        3,356
   01/01/2011 to 12/31/2011...........    $10.43       $11.94        1,527
   01/01/2012 to 12/31/2012...........    $11.94       $11.64        2,109
PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.54       $ 9.93           35
   01/01/2010 to 12/31/2010...........    $ 9.93       $11.02           24
   01/01/2011 to 12/31/2011...........    $11.02       $ 9.13            0
   01/01/2012 to 12/31/2012...........    $ 9.13       $10.88            0
S&P TARGET 24 PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.93       $ 8.30        2,264
   01/01/2010 to 12/31/2010...........    $ 8.30       $ 9.64        2,158
   01/01/2011 to 12/31/2011...........    $ 9.64       $10.18        1,013
   01/01/2012 to 12/31/2012...........    $10.18       $10.85        1,334

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
TARGET MANAGED VIP PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 5.83       $ 7.15        1,112
   01/01/2010 to 12/31/2010...........    $ 7.15       $ 8.29          841
   01/01/2011 to 12/31/2011...........    $ 8.29       $ 7.94          297
   01/01/2012 to 12/31/2012...........    $ 7.94       $ 8.73          292
THE DOW DART 10 PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.76       $ 8.84          923
   01/01/2010 to 12/31/2010...........    $ 8.84       $10.05          759
   01/01/2011 to 12/31/2011...........    $10.05       $10.54          186
   01/01/2012 to 12/31/2012...........    $10.54       $11.36          240
THE DOW TARGET DIVIDEND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 5.19       $ 7.06        2,234
   01/01/2010 to 12/31/2010...........    $ 7.06       $ 8.00        1,739
   01/01/2011 to 12/31/2011...........    $ 8.00       $ 8.26          425
   01/01/2012 to 12/31/2012...........    $ 8.26       $ 8.49          647
VALUE LINE TARGET 25 PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 5.41       $ 5.89            0
   01/01/2010 to 12/31/2010...........    $ 5.89       $ 7.47            0
   01/01/2011 to 12/31/2011...........    $ 7.47       $ 5.48            0
   01/01/2012 to 12/31/2012...........    $ 5.48       $ 6.47            0
WELLS FARGO ADVANTAGE VT EQUITY INCOME
   05/01/2009 to 12/31/2009...........    $ 6.78       $ 8.22        1,309
   01/01/2010 to 07/16/2010...........    $ 8.22       $ 7.85            0
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $ 8.91       $10.72        2,060
   01/01/2011 to 12/31/2011...........    $10.72       $ 9.10          775
   01/01/2012 to 12/31/2012...........    $ 9.10       $10.07        1,130
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
   07/16/2010* to 12/31/2010..........    $ 7.85       $ 9.11        1,063
   01/01/2011 to 12/31/2011...........    $ 9.11       $ 8.67          613
   01/01/2012 to 12/31/2012...........    $ 8.67       $10.09          649
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $10.93       $13.72        1,684
   01/01/2011 to 12/31/2011...........    $13.72       $12.64          457
   01/01/2012 to 12/31/2012...........    $12.64       $14.86          898
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $ 9.59       $12.19            0
   01/01/2011 to 12/31/2011...........    $12.19       $11.35            0
   01/01/2012 to 12/31/2012...........    $11.35       $11.95            0

* Denotes the start date of these sub-accounts

                                   ASXT SIX

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES: WITH LT5, HAV & EBP OR WITH ANY COMBO 5% OR HDV & LT5
 OR GMWB, HDV AND EBP OR HD GRO 60 BPS AND COMBO DB OR HD GRO, EBP AND HAV OR GRO PLUS 2008 60 BPS AND COMBO DB OR GRO PLUS 2008 60 BPS, EBP AND HAV (2.75%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
ACCESS VP HIGH YIELD FUND
   05/02/2005* to 12/31/2005..........    $10.00       $10.48               0
   01/01/2006 to 12/31/2006...........    $10.48       $11.17               0
   01/01/2007 to 12/31/2007...........    $11.17       $11.43               0
   01/01/2008 to 12/31/2008...........    $11.43       $10.60               0
   01/01/2009 to 12/31/2009...........    $10.60       $12.05               0
   01/01/2010 to 12/31/2010...........    $12.05       $13.64               0
   01/01/2011 to 12/31/2011...........    $13.64       $13.63               0
   01/01/2012 to 12/31/2012...........    $13.63       $15.12               0
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.01         749,654
   01/01/2006 to 12/31/2006...........    $10.01       $10.88      11,657,870
   01/01/2007 to 12/31/2007...........    $10.88       $11.55      20,110,042
   01/01/2008 to 12/31/2008...........    $11.55       $ 7.66      14,373,567
   01/01/2009 to 12/31/2009...........    $ 7.66       $ 9.26      14,068,558
   01/01/2010 to 12/31/2010...........    $ 9.26       $10.09      13,024,320
   01/01/2011 to 12/31/2011...........    $10.09       $ 9.55      11,569,697
   01/01/2012 to 12/31/2012...........    $ 9.55       $10.45      11,019,117
AST ADVANCED STRATEGIES PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.57       3,971,389
   01/01/2007 to 12/31/2007...........    $10.57       $11.25       7,713,337
   01/01/2008 to 12/31/2008...........    $11.25       $ 7.68       5,500,810
   01/01/2009 to 12/31/2009...........    $ 7.68       $ 9.43       5,313,878
   01/01/2010 to 12/31/2010...........    $ 9.43       $10.42       5,174,676
   01/01/2011 to 12/31/2011...........    $10.42       $10.15       4,769,958
   01/01/2012 to 12/31/2012...........    $10.15       $11.22       4,620,835
AST ALGER ALL-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/02/2005...........    $10.09       $11.61               0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
   03/14/2005 to 12/02/2005...........    $10.05       $11.23               0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.07       $10.24          1,392
   01/01/2006 to 12/31/2006...........    $10.24       $11.64          1,255
   01/01/2007 to 12/31/2007...........    $11.64       $11.30          1,285
   01/01/2008 to 12/31/2008...........    $11.30       $ 7.17         66,069
   01/01/2009 to 12/31/2009...........    $ 7.17       $ 8.21        134,326
   01/01/2010 to 12/31/2010...........    $ 8.21       $ 9.10        139,961
   01/01/2011 to 12/31/2011...........    $ 9.10       $ 9.16        130,283
   01/01/2012 to 05/04/2012...........    $ 9.16       $ 9.92              0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.02        104,850
   01/01/2006 to 12/31/2006...........    $10.02       $10.77      2,978,305
   01/01/2007 to 12/31/2007...........    $10.77       $11.43      5,772,908
   01/01/2008 to 12/31/2008...........    $11.43       $ 7.92      5,683,934
   01/01/2009 to 12/31/2009...........    $ 7.92       $ 9.50      6,336,587
   01/01/2010 to 12/31/2010...........    $ 9.50       $10.38      5,939,704
   01/01/2011 to 12/31/2011...........    $10.38       $ 9.97      5,132,034
   01/01/2012 to 12/31/2012...........    $ 9.97       $10.90      4,991,638
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 9.10         81,289
   01/01/2012 to 12/31/2012...........    $ 9.10       $ 9.90        125,130
AST BLACKROCK VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.08       $10.62         28,998
   01/01/2006 to 12/31/2006...........    $10.62       $12.57          7,753
   01/01/2007 to 12/31/2007...........    $12.57       $12.37          8,258
   01/01/2008 to 12/31/2008...........    $12.37       $ 7.54         32,734
   01/01/2009 to 12/31/2009...........    $ 7.54       $ 8.67         94,318
   01/01/2010 to 12/31/2010...........    $ 8.67       $ 9.48         97,851
   01/01/2011 to 12/31/2011...........    $ 9.48       $ 9.18         66,863
   01/01/2012 to 12/31/2012...........    $ 9.18       $10.12         59,984
AST BOND PORTFOLIO 2015
   05/01/2009* to 12/31/2009..........    $ 9.96       $ 9.94              0
   01/01/2010 to 12/31/2010...........    $ 9.94       $10.58              0
   01/01/2011 to 12/31/2011...........    $10.58       $10.94              0
   01/01/2012 to 12/31/2012...........    $10.94       $10.96              0
AST BOND PORTFOLIO 2016
   05/01/2009* to 12/31/2009..........    $ 9.94       $ 9.56         11,040
   01/01/2010 to 12/31/2010...........    $ 9.56       $10.28         93,883
   01/01/2011 to 12/31/2011...........    $10.28       $10.97        178,433
   01/01/2012 to 12/31/2012...........    $10.97       $11.11        108,948

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010..........    $10.00       $10.66         100,923
   01/01/2011 to 12/31/2011...........    $10.66       $11.55         236,487
   01/01/2012 to 12/31/2012...........    $11.55       $11.81         144,668
AST BOND PORTFOLIO 2018
   05/01/2009* to 12/31/2009..........    $ 9.92       $ 9.63               0
   01/01/2010 to 12/31/2010...........    $ 9.63       $10.41               0
   01/01/2011 to 12/31/2011...........    $10.41       $11.50         498,352
   01/01/2012 to 12/31/2012...........    $11.50       $11.82         460,033
AST BOND PORTFOLIO 2019
   05/01/2009* to 12/31/2009..........    $ 9.91       $ 9.53               0
   01/01/2010 to 12/31/2010...........    $ 9.53       $10.32               0
   01/01/2011 to 12/31/2011...........    $10.32       $11.64               0
   01/01/2012 to 12/31/2012...........    $11.64       $11.98          59,662
AST BOND PORTFOLIO 2020
   05/01/2009* to 12/31/2009..........    $ 9.88       $ 9.21               0
   01/01/2010 to 12/31/2010...........    $ 9.21       $10.01           5,662
   01/01/2011 to 12/31/2011...........    $10.01       $11.56               0
   01/01/2012 to 12/31/2012...........    $11.56       $11.95               0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........    $10.00       $10.90           6,485
   01/01/2011 to 12/31/2011...........    $10.90       $12.76         220,611
   01/01/2012 to 12/31/2012...........    $12.76       $13.25         156,242
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........    $10.00       $11.90         115,924
   01/01/2012 to 12/31/2012...........    $11.90       $12.25         137,718
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........    $10.00       $10.30               0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.00       1,248,275
   01/01/2006 to 12/31/2006...........    $10.00       $11.05      18,199,900
   01/01/2007 to 12/31/2007...........    $11.05       $11.79      34,242,570
   01/01/2008 to 12/31/2008...........    $11.79       $ 7.46      22,886,838
   01/01/2009 to 12/31/2009...........    $ 7.46       $ 9.10      21,369,395
   01/01/2010 to 12/31/2010...........    $ 9.10       $10.03      20,534,825
   01/01/2011 to 12/31/2011...........    $10.03       $ 9.52      18,278,067
   01/01/2012 to 12/31/2012...........    $ 9.52       $10.52      17,046,081
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.03          24,908
   01/01/2008 to 12/31/2008...........    $10.03       $ 7.06         546,227
   01/01/2009 to 12/31/2009...........    $ 7.06       $ 8.48         612,794
   01/01/2010 to 12/31/2010...........    $ 8.48       $ 9.22         678,507
   01/01/2011 to 12/31/2011...........    $ 9.22       $ 8.81         704,346
   01/01/2012 to 12/31/2012...........    $ 8.81       $ 9.45         716,857

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST COHEN & STEERS REALTY PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.15       $11.91           1,262
   01/01/2006 to 12/31/2006...........    $11.91       $15.83               0
   01/01/2007 to 12/31/2007...........    $15.83       $12.33             824
   01/01/2008 to 12/31/2008...........    $12.33       $ 7.79          21,023
   01/01/2009 to 12/31/2009...........    $ 7.79       $ 9.99          28,425
   01/01/2010 to 12/31/2010...........    $ 9.99       $12.50          23,414
   01/01/2011 to 12/31/2011...........    $12.50       $12.96          16,257
   01/01/2012 to 12/31/2012...........    $12.96       $14.54          17,946
AST DEAM SMALL-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.04       $ 9.93           5,438
   01/01/2006 to 12/31/2006...........    $ 9.93       $11.58           1,623
   01/01/2007 to 12/31/2007...........    $11.58       $ 9.26           2,034
   01/01/2008 to 07/18/2008...........    $ 9.26       $ 8.43               0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $10.86       1,308,598
   01/01/2006 to 12/31/2006...........    $10.86       $11.92       1,004,868
   01/01/2007 to 12/31/2007...........    $11.92       $12.89         886,922
   01/01/2008 to 12/31/2008...........    $12.89       $ 7.01         886,512
   01/01/2009 to 12/31/2009...........    $ 7.01       $ 9.04         783,199
   01/01/2010 to 12/31/2010...........    $ 9.04       $11.66         644,217
   01/01/2011 to 12/31/2011...........    $11.66       $ 9.85         634,564
   01/01/2012 to 12/31/2012...........    $ 9.85       $11.50         540,643
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $ 9.99          28,266
   01/01/2008 to 12/31/2008...........    $ 9.99       $ 7.07         170,502
   01/01/2009 to 12/31/2009...........    $ 7.07       $ 8.34         142,867
   01/01/2010 to 12/31/2010...........    $ 8.34       $ 9.19         189,668
   01/01/2011 to 12/31/2011...........    $ 9.19       $ 8.71         335,020
   01/01/2012 to 12/31/2012...........    $ 8.71       $ 9.63         316,539
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.49       3,679,426
   01/01/2007 to 12/31/2007...........    $10.49       $11.07       7,784,050
   01/01/2008 to 12/31/2008...........    $11.07       $ 7.05       4,724,451
   01/01/2009 to 12/31/2009...........    $ 7.05       $ 8.49       4,989,521
   01/01/2010 to 12/31/2010...........    $ 8.49       $ 9.45       4,449,367
   01/01/2011 to 12/31/2011...........    $ 9.45       $ 9.05       3,957,348
   01/01/2012 to 12/31/2012...........    $ 9.05       $ 9.74       3,825,117
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.39       4,639,467
   01/01/2007 to 12/31/2007...........    $10.39       $11.26      11,205,684
   01/01/2008 to 12/31/2008...........    $11.26       $ 6.49       6,453,177
   01/01/2009 to 12/31/2009...........    $ 6.49       $ 7.95       6,777,176
   01/01/2010 to 12/31/2010...........    $ 7.95       $ 9.20       6,943,038
   01/01/2011 to 12/31/2011...........    $ 9.20       $ 8.39       6,149,329
   01/01/2012 to 12/31/2012...........    $ 8.39       $ 9.22       5,860,428

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.00       $ 7.43         36,314
   01/01/2009 to 11/13/2009...........    $ 7.43       $ 8.23              0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.67        699,627
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.17       $ 6.08              0
   01/01/2009 to 12/31/2009...........    $ 6.08       $ 7.99            169
   01/01/2010 to 12/31/2010...........    $ 7.99       $ 9.34          1,069
   01/01/2011 to 12/31/2011...........    $ 9.34       $ 8.63             41
   01/01/2012 to 12/31/2012...........    $ 8.63       $10.64             43
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.03       $10.66              0
   01/01/2006 to 12/31/2006...........    $10.66       $11.40              0
   01/01/2007 to 12/31/2007...........    $11.40       $12.64              0
   01/01/2008 to 12/31/2008...........    $12.64       $ 7.34              0
   01/01/2009 to 12/31/2009...........    $ 7.34       $10.67         23,102
   01/01/2010 to 12/31/2010...........    $10.67       $11.44          2,702
   01/01/2011 to 12/31/2011...........    $11.44       $10.69            515
   01/01/2012 to 12/31/2012...........    $10.69       $12.45            504
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.05       $10.17      6,507,114
   01/01/2006 to 12/31/2006...........    $10.17       $11.60      4,545,057
   01/01/2007 to 12/31/2007...........    $11.60       $11.86      4,043,618
   01/01/2008 to 12/31/2008...........    $11.86       $ 6.84      3,921,585
   01/01/2009 to 12/31/2009...........    $ 6.84       $ 7.93      3,736,575
   01/01/2010 to 12/31/2010...........    $ 7.93       $ 8.70      3,487,393
   01/01/2011 to 12/31/2011...........    $ 8.70       $ 8.00      3,233,607
   01/01/2012 to 12/31/2012...........    $ 8.00       $ 9.31      2,781,572
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $10.48        817,664
   01/01/2006 to 12/31/2006...........    $10.48       $10.83        609,710
   01/01/2007 to 12/31/2007...........    $10.83       $12.57        476,675
   01/01/2008 to 12/31/2008...........    $12.57       $ 7.24        455,277
   01/01/2009 to 12/31/2009...........    $ 7.24       $11.06        368,594
   01/01/2010 to 12/31/2010...........    $11.06       $12.89        333,876
   01/01/2011 to 12/31/2011...........    $12.89       $12.16        300,190
   01/01/2012 to 12/31/2012...........    $12.16       $14.15        254,265

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.05       $10.46            146
   01/01/2006 to 12/31/2006...........    $10.46       $11.93            203
   01/01/2007 to 12/31/2007...........    $11.93       $11.00            300
   01/01/2008 to 12/31/2008...........    $11.00       $ 7.85            300
   01/01/2009 to 12/31/2009...........    $ 7.85       $ 9.68          6,717
   01/01/2010 to 12/31/2010...........    $ 9.68       $11.94         11,846
   01/01/2011 to 12/31/2011...........    $11.94       $11.76          7,042
   01/01/2012 to 12/31/2012...........    $11.76       $13.23          7,306
AST HIGH YIELD PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.98       $ 9.77          2,373
   01/01/2006 to 12/31/2006...........    $ 9.77       $10.48          2,667
   01/01/2007 to 12/31/2007...........    $10.48       $10.45          2,124
   01/01/2008 to 12/31/2008...........    $10.45       $ 7.56            612
   01/01/2009 to 12/31/2009...........    $ 7.56       $ 9.97          3,635
   01/01/2010 to 12/31/2010...........    $ 9.97       $11.01         11,027
   01/01/2011 to 12/31/2011...........    $11.01       $11.04         16,943
   01/01/2012 to 12/31/2012...........    $11.04       $12.23         15,860
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.16         18,359
   01/01/2008 to 12/31/2008...........    $10.16       $ 7.49        173,075
   01/01/2009 to 12/31/2009...........    $ 7.49       $ 8.98        605,824
   01/01/2010 to 12/31/2010...........    $ 8.98       $ 9.75        587,582
   01/01/2011 to 12/31/2011...........    $ 9.75       $ 9.43        521,789
   01/01/2012 to 12/31/2012...........    $ 9.43       $10.10        479,505
AST INTERNATIONAL GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.92       $11.18      3,223,931
   01/01/2006 to 12/31/2006...........    $11.18       $13.16      2,271,879
   01/01/2007 to 12/31/2007...........    $13.16       $15.23      1,888,969
   01/01/2008 to 12/31/2008...........    $15.23       $ 7.37      2,040,211
   01/01/2009 to 12/31/2009...........    $ 7.37       $ 9.70      1,756,999
   01/01/2010 to 12/31/2010...........    $ 9.70       $10.80      1,629,992
   01/01/2011 to 12/31/2011...........    $10.80       $ 9.15      1,618,582
   01/01/2012 to 12/31/2012...........    $ 9.15       $10.70      1,397,860
AST INTERNATIONAL VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.92       $10.61         73,916
   01/01/2006 to 12/31/2006...........    $10.61       $13.15        157,797
   01/01/2007 to 12/31/2007...........    $13.15       $15.06        256,629
   01/01/2008 to 12/31/2008...........    $15.06       $ 8.20        224,154
   01/01/2009 to 12/31/2009...........    $ 8.20       $10.41        236,523
   01/01/2010 to 12/31/2010...........    $10.41       $11.25        211,511
   01/01/2011 to 12/31/2011...........    $11.25       $ 9.56        184,715
   01/01/2012 to 12/31/2012...........    $ 9.56       $10.85        187,032

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.17         36,388
   01/01/2008 to 12/31/2008...........    $10.17       $ 6.86        219,525
   01/01/2009 to 12/31/2009...........    $ 6.86       $ 8.45        480,661
   01/01/2010 to 12/31/2010...........    $ 8.45       $ 9.35        357,471
   01/01/2011 to 12/31/2011...........    $ 9.35       $ 9.04        442,021
   01/01/2012 to 12/31/2012...........    $ 9.04       $ 9.99        451,421
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.01       $10.53              0
   01/01/2006 to 12/31/2006...........    $10.53       $11.38              0
   01/01/2007 to 12/31/2007...........    $11.38       $11.28      1,604,442
   01/01/2008 to 12/31/2008...........    $11.28       $ 9.04      2,783,277
   01/01/2009 to 12/31/2009...........    $ 9.04       $10.72      2,224,281
   01/01/2010 to 12/31/2010...........    $10.72       $11.19      1,988,412
   01/01/2011 to 12/31/2011...........    $11.19       $10.91      1,688,955
   01/01/2012 to 12/31/2012...........    $10.91       $11.74      1,693,869
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.08       $10.28            935
   01/01/2010 to 12/31/2010...........    $10.28       $11.12         19,360
   01/01/2011 to 12/31/2011...........    $11.12       $10.89            677
   01/01/2012 to 12/31/2012...........    $10.89       $12.20          1,274
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.14       $10.29              0
   01/01/2010 to 12/31/2010...........    $10.29       $11.38          8,757
   01/01/2011 to 12/31/2011...........    $11.38       $10.41          2,019
   01/01/2012 to 12/31/2012...........    $10.41       $11.47          2,084
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.91       $10.56        199,618
   01/01/2006 to 12/31/2006...........    $10.56       $12.61        146,199
   01/01/2007 to 12/31/2007...........    $12.61       $13.41        130,200
   01/01/2008 to 12/31/2008...........    $13.41       $ 7.65        156,046
   01/01/2009 to 12/31/2009...........    $ 7.65       $10.10        131,776
   01/01/2010 to 12/31/2010...........    $10.10       $10.53        115,802
   01/01/2011 to 12/31/2011...........    $10.53       $ 9.31        108,976
   01/01/2012 to 12/31/2012...........    $ 9.31       $11.03         95,646
AST LARGE-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.08       $10.46        208,695
   01/01/2006 to 12/31/2006...........    $10.46       $12.05        464,610
   01/01/2007 to 12/31/2007...........    $12.05       $11.37        767,352
   01/01/2008 to 12/31/2008...........    $11.37       $ 6.47        711,595
   01/01/2009 to 12/31/2009...........    $ 6.47       $ 7.51        619,447
   01/01/2010 to 12/31/2010...........    $ 7.51       $ 8.27        561,803
   01/01/2011 to 12/31/2011...........    $ 8.27       $ 7.70        505,503
   01/01/2012 to 12/31/2012...........    $ 7.70       $ 8.76        516,662

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $ 9.86      1,664,015
   01/01/2006 to 12/31/2006...........    $ 9.86       $10.53      1,315,435
   01/01/2007 to 12/31/2007...........    $10.53       $10.86      1,141,313
   01/01/2008 to 12/31/2008...........    $10.86       $ 8.10        917,378
   01/01/2009 to 12/31/2009...........    $ 8.10       $10.61        769,735
   01/01/2010 to 12/31/2010...........    $10.61       $11.70        687,638
   01/01/2011 to 12/31/2011...........    $11.70       $12.54        544,117
   01/01/2012 to 12/31/2012...........    $12.54       $12.92        540,532
AST MARSICO CAPITAL GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.13       $10.80      6,051,062
   01/01/2006 to 12/31/2006...........    $10.80       $11.27      4,932,382
   01/01/2007 to 12/31/2007...........    $11.27       $12.60      4,332,425
   01/01/2008 to 12/31/2008...........    $12.60       $ 6.90      4,155,036
   01/01/2009 to 12/31/2009...........    $ 6.90       $ 8.71      3,679,697
   01/01/2010 to 12/31/2010...........    $ 8.71       $10.14      3,268,952
   01/01/2011 to 12/31/2011...........    $10.14       $ 9.77      2,896,966
   01/01/2012 to 12/31/2012...........    $ 9.77       $10.67      2,645,643
AST MFS GLOBAL EQUITY PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.97       $10.38          5,972
   01/01/2006 to 12/31/2006...........    $10.38       $12.55          2,983
   01/01/2007 to 12/31/2007...........    $12.55       $13.35          2,847
   01/01/2008 to 12/31/2008...........    $13.35       $ 8.57          1,149
   01/01/2009 to 12/31/2009...........    $ 8.57       $10.96         33,124
   01/01/2010 to 12/31/2010...........    $10.96       $11.94         11,249
   01/01/2011 to 12/31/2011...........    $11.94       $11.25          5,180
   01/01/2012 to 12/31/2012...........    $11.25       $13.47          4,869
AST MFS GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.04       $10.66        517,291
   01/01/2006 to 12/31/2006...........    $10.66       $11.37        321,176
   01/01/2007 to 12/31/2007...........    $11.37       $12.73        269,807
   01/01/2008 to 12/31/2008...........    $12.73       $ 7.88        336,505
   01/01/2009 to 12/31/2009...........    $ 7.88       $ 9.53        373,427
   01/01/2010 to 12/31/2010...........    $ 9.53       $10.45        344,635
   01/01/2011 to 12/31/2011...........    $10.45       $10.10        305,235
   01/01/2012 to 12/31/2012...........    $10.10       $11.51        275,846
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........    $10.00       $10.15              0
AST MID-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.06       $10.26              0
   01/01/2006 to 12/31/2006...........    $10.26       $11.40              0
   01/01/2007 to 12/31/2007...........    $11.40       $11.39         11,487
   01/01/2008 to 12/31/2008...........    $11.39       $ 6.85         31,374
   01/01/2009 to 12/31/2009...........    $ 6.85       $ 9.25         45,257
   01/01/2010 to 12/31/2010...........    $ 9.25       $11.12         47,273
   01/01/2011 to 12/31/2011...........    $11.12       $10.45         40,723
   01/01/2012 to 12/31/2012...........    $10.45       $12.03         33,606

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MONEY MARKET PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $10.01        125,063
   01/01/2006 to 12/31/2006...........    $10.01       $10.18        103,753
   01/01/2007 to 12/31/2007...........    $10.18       $10.38         96,280
   01/01/2008 to 12/31/2008...........    $10.38       $10.35         66,488
   01/01/2009 to 12/31/2009...........    $10.35       $10.09        234,920
   01/01/2010 to 12/31/2010...........    $10.09       $ 9.82        137,154
   01/01/2011 to 12/31/2011...........    $ 9.82       $ 9.55        472,914
   01/01/2012 to 12/31/2012...........    $ 9.55       $ 9.29        104,195
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.02       $10.78      1,285,712
   01/01/2006 to 12/31/2006...........    $10.78       $11.62        950,935
   01/01/2007 to 12/31/2007...........    $11.62       $11.65        844,128
   01/01/2008 to 12/31/2008...........    $11.65       $ 6.54        807,471
   01/01/2009 to 12/31/2009...........    $ 6.54       $ 8.95        660,293
   01/01/2010 to 12/31/2010...........    $ 8.95       $10.74        566,838
   01/01/2011 to 12/31/2011...........    $10.74       $10.19        505,579
   01/01/2012 to 12/31/2012...........    $10.19       $11.61        442,637
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.03       $10.05              0
   01/01/2012 to 12/31/2012...........    $10.05       $10.25            734
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.05       $11.23          1,405
   01/01/2006 to 12/31/2006...........    $11.23       $12.46          1,129
   01/01/2007 to 12/31/2007...........    $12.46       $14.80         10,034
   01/01/2008 to 12/31/2008...........    $14.80       $ 8.18         13,098
   01/01/2009 to 12/31/2009...........    $ 8.18       $10.32         15,142
   01/01/2010 to 12/31/2010...........    $10.32       $12.92         17,341
   01/01/2011 to 12/31/2011...........    $12.92       $12.78         13,465
   01/01/2012 to 12/31/2012...........    $12.78       $13.96         11,418
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.01       $10.22            684
   01/01/2006 to 12/31/2006...........    $10.22       $10.71            698
   01/01/2007 to 12/31/2007...........    $10.71       $12.36            604
   01/01/2008 to 12/31/2008...........    $12.36       $ 6.91              0
   01/01/2009 to 12/31/2009...........    $ 6.91       $ 8.23          4,451
   01/01/2010 to 12/31/2010...........    $ 8.23       $ 9.63          4,271
   01/01/2011 to 04/29/2011...........    $ 9.63       $10.76              0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.25        114,505

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.10       $ 5.55              0
   01/01/2009 to 12/31/2009...........    $ 5.55       $ 8.98          5,582
   01/01/2010 to 12/31/2010...........    $ 8.98       $10.68         14,634
   01/01/2011 to 12/31/2011...........    $10.68       $ 8.28          5,061
   01/01/2012 to 12/31/2012...........    $ 8.28       $ 9.50          1,147
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $ 9.96      4,098,126
   01/01/2006 to 12/31/2006...........    $ 9.96       $10.06      3,462,277
   01/01/2007 to 12/31/2007...........    $10.06       $10.45      3,119,485
   01/01/2008 to 12/31/2008...........    $10.45       $10.27      1,831,410
   01/01/2009 to 12/31/2009...........    $10.27       $11.01      1,839,963
   01/01/2010 to 12/31/2010...........    $11.01       $11.13      1,801,999
   01/01/2011 to 12/31/2011...........    $11.13       $11.07      1,557,369
   01/01/2012 to 12/31/2012...........    $11.07       $11.27      1,546,186
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.99       $10.06      1,060,546
   01/01/2006 to 12/31/2006...........    $10.06       $10.15      1,656,324
   01/01/2007 to 12/31/2007...........    $10.15       $10.69      2,012,250
   01/01/2008 to 12/31/2008...........    $10.69       $10.16      1,054,793
   01/01/2009 to 12/31/2009...........    $10.16       $11.51      1,375,344
   01/01/2010 to 12/31/2010...........    $11.51       $12.06      1,368,149
   01/01/2011 to 12/31/2011...........    $12.06       $12.10      1,237,359
   01/01/2012 to 12/31/2012...........    $12.10       $12.86      1,205,692
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.03         18,697
   01/01/2006 to 12/31/2006...........    $10.03       $10.53      1,359,706
   01/01/2007 to 12/31/2007...........    $10.53       $11.13      3,034,236
   01/01/2008 to 12/31/2008...........    $11.13       $ 8.72      6,872,223
   01/01/2009 to 12/31/2009...........    $ 8.72       $10.17      6,225,654
   01/01/2010 to 12/31/2010...........    $10.17       $10.94      7,022,300
   01/01/2011 to 12/31/2011...........    $10.94       $10.75      6,797,345
   01/01/2012 to 12/31/2012...........    $10.75       $11.53      7,065,435
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.02       $10.05              0
   01/01/2012 to 12/31/2012...........    $10.05       $10.47          6,357
AST QMA US EQUITY ALPHA PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.05       $10.31          1,928
   01/01/2006 to 12/31/2006...........    $10.31       $11.29          1,479
   01/01/2007 to 12/31/2007...........    $11.29       $11.20          1,511
   01/01/2008 to 12/31/2008...........    $11.20       $ 6.68          1,642
   01/01/2009 to 12/31/2009...........    $ 6.68       $ 7.91          1,562
   01/01/2010 to 12/31/2010...........    $ 7.91       $ 8.85          1,465
   01/01/2011 to 12/31/2011...........    $ 8.85       $ 8.90          1,332
   01/01/2012 to 12/31/2012...........    $ 8.90       $10.29          2,969

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 8.83          4,084
   01/01/2012 to 12/31/2012...........    $ 8.83       $ 9.72          3,027
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $11.49         53,627
   01/01/2008 to 12/31/2008...........    $11.49       $ 7.24        238,666
   01/01/2009 to 12/31/2009...........    $ 7.24       $ 8.93        306,220
   01/01/2010 to 12/31/2010...........    $ 8.93       $ 9.93        431,763
   01/01/2011 to 12/31/2011...........    $ 9.93       $ 9.43        485,563
   01/01/2012 to 12/31/2012...........    $ 9.43       $10.63        610,855
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.04       $10.22              0
   01/01/2006 to 12/31/2006...........    $10.22       $10.90              0
   01/01/2007 to 12/31/2007...........    $10.90       $11.55        394,516
   01/01/2008 to 12/31/2008...........    $11.55       $ 7.84        302,212
   01/01/2009 to 12/31/2009...........    $ 7.84       $ 9.71        918,973
   01/01/2010 to 12/31/2010...........    $ 9.71       $10.56      1,157,010
   01/01/2011 to 12/31/2011...........    $10.56       $ 9.92      1,126,904
   01/01/2012 to 12/31/2012...........    $ 9.92       $10.73        973,027
AST SMALL-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.04       $10.34         35,838
   01/01/2006 to 12/31/2006...........    $10.34       $11.32         85,450
   01/01/2007 to 12/31/2007...........    $11.32       $11.79        134,033
   01/01/2008 to 12/31/2008...........    $11.79       $ 7.45        105,226
   01/01/2009 to 12/31/2009...........    $ 7.45       $ 9.71         94,190
   01/01/2010 to 12/31/2010...........    $ 9.71       $12.88         86,506
   01/01/2011 to 12/31/2011...........    $12.88       $12.40         67,451
   01/01/2012 to 12/31/2012...........    $12.40       $13.53         59,463
AST SMALL-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.05       $10.55      1,620,167
   01/01/2006 to 12/31/2006...........    $10.55       $12.32      1,224,900
   01/01/2007 to 12/31/2007...........    $12.32       $11.30      1,300,514
   01/01/2008 to 12/31/2008...........    $11.30       $ 7.73      1,085,374
   01/01/2009 to 12/31/2009...........    $ 7.73       $ 9.54        986,424
   01/01/2010 to 12/31/2010...........    $ 9.54       $11.69        834,033
   01/01/2011 to 12/31/2011...........    $11.69       $10.69        755,910
   01/01/2012 to 12/31/2012...........    $10.69       $12.28        673,282

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.03       $10.26              0
   01/01/2006 to 12/31/2006...........    $10.26       $11.23        132,697
   01/01/2007 to 12/31/2007...........    $11.23       $11.61      3,353,734
   01/01/2008 to 12/31/2008...........    $11.61       $ 8.36      2,219,906
   01/01/2009 to 12/31/2009...........    $ 8.36       $10.09      2,268,251
   01/01/2010 to 12/31/2010...........    $10.09       $10.94      2,381,502
   01/01/2011 to 12/31/2011...........    $10.94       $10.86      2,168,883
   01/01/2012 to 12/31/2012...........    $10.86       $11.98      2,361,251
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.08       $10.22        215,250
   01/01/2006 to 12/31/2006...........    $10.22       $12.06        465,909
   01/01/2007 to 12/31/2007...........    $12.06       $11.31        698,695
   01/01/2008 to 12/31/2008...........    $11.31       $ 6.39        571,504
   01/01/2009 to 12/31/2009...........    $ 6.39       $ 7.69        533,127
   01/01/2010 to 12/31/2010...........    $ 7.69       $ 8.47        487,723
   01/01/2011 to 12/31/2011...........    $ 8.47       $ 8.10        434,285
   01/01/2012 to 12/31/2012...........    $ 8.10       $ 9.24        432,573
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.95       $ 9.36      1,654,788
   01/01/2006 to 12/31/2006...........    $ 9.36       $ 9.68      1,204,466
   01/01/2007 to 12/31/2007...........    $ 9.68       $10.32      1,018,776
   01/01/2008 to 12/31/2008...........    $10.32       $ 9.79        548,544
   01/01/2009 to 12/31/2009...........    $ 9.79       $10.67        574,127
   01/01/2010 to 12/31/2010...........    $10.67       $10.98        590,706
   01/01/2011 to 12/31/2011...........    $10.98       $11.11        493,366
   01/01/2012 to 12/31/2012...........    $11.11       $11.37        476,186
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.02       $12.01              0
   01/01/2006 to 12/31/2006...........    $12.01       $12.34        390,337
   01/01/2007 to 12/31/2007...........    $12.34       $12.99        677,351
   01/01/2008 to 12/31/2008...........    $12.99       $ 7.51        604,930
   01/01/2009 to 12/31/2009...........    $ 7.51       $11.19        537,628
   01/01/2010 to 12/31/2010...........    $11.19       $12.61        480,201
   01/01/2011 to 12/31/2011...........    $12.61       $12.05        398,072
   01/01/2012 to 12/31/2012...........    $12.05       $13.78        342,729
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $11.63              0
   01/01/2006 to 12/31/2006...........    $11.63       $13.11              0
   01/01/2007 to 12/31/2007...........    $13.11       $17.91              0
   01/01/2008 to 12/31/2008...........    $17.91       $ 8.71              0
   01/01/2009 to 12/31/2009...........    $ 8.71       $12.65          7,087
   01/01/2010 to 12/31/2010...........    $12.65       $14.82          8,663
   01/01/2011 to 12/31/2011...........    $14.82       $12.26          6,782
   01/01/2012 to 12/31/2012...........    $12.26       $12.35          2,177

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $ 9.99             0
   01/01/2006 to 12/31/2006...........    $ 9.99       $11.24             0
   01/01/2007 to 12/31/2007...........    $11.24       $11.97             0
   01/01/2008 to 12/31/2008...........    $11.97       $ 6.71             0
   01/01/2009 to 12/31/2009...........    $ 6.71       $ 8.39        96,451
   01/01/2010 to 12/31/2010...........    $ 8.39       $ 9.35        45,397
   01/01/2011 to 12/31/2011...........    $ 9.35       $ 8.78       134,227
   01/01/2012 to 12/31/2012...........    $ 8.78       $ 9.48       161,285
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $ 9.97       159,292
   01/01/2008 to 12/31/2008...........    $ 9.97       $ 9.19       669,023
   01/01/2009 to 12/31/2009...........    $ 9.19       $ 9.97       350,809
   01/01/2010 to 12/31/2010...........    $ 9.97       $10.46       293,625
   01/01/2011 to 12/31/2011...........    $10.46       $10.78       311,846
   01/01/2012 to 12/31/2012...........    $10.78       $11.31       262,032
EVERGREEN VA GROWTH FUND
   04/15/2005* to 12/31/2005..........    $ 9.82       $11.35             0
   01/01/2006 to 12/31/2006...........    $11.35       $12.25             0
   01/01/2007 to 12/31/2007...........    $12.25       $13.23             0
   01/01/2008 to 12/31/2008...........    $13.23       $ 7.57             0
   01/01/2009 to 12/31/2009...........    $ 7.57       $10.30           615
   01/01/2010 to 07/16/2010...........    $10.30       $10.02             0
EVERGREEN VA INTERNATIONAL EQUITY FUND
   03/14/2005 to 12/31/2005...........    $ 9.90       $10.90         7,851
   01/01/2006 to 12/31/2006...........    $10.90       $13.06         2,565
   01/01/2007 to 12/31/2007...........    $13.06       $14.60         2,324
   01/01/2008 to 12/31/2008...........    $14.60       $ 8.31           500
   01/01/2009 to 12/31/2009...........    $ 8.31       $ 9.37           885
   01/01/2010 to 07/16/2010...........    $ 9.37       $ 8.85             0
EVERGREEN VA OMEGA FUND
   03/14/2005 to 12/31/2005...........    $10.02       $10.52             0
   01/01/2006 to 12/31/2006...........    $10.52       $10.84             0
   01/01/2007 to 12/31/2007...........    $10.84       $11.81             0
   01/01/2008 to 12/31/2008...........    $11.81       $ 8.36             0
   01/01/2009 to 12/31/2009...........    $ 8.36       $11.70        20,953
   01/01/2010 to 07/16/2010...........    $11.70       $10.87             0
FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $ 9.76             0
   01/01/2006 to 12/31/2006...........    $ 9.76       $ 9.87             0
   01/01/2007 to 12/31/2007...........    $ 9.87       $10.15             0
   01/01/2008 to 12/31/2008...........    $10.15       $ 5.54             0
   01/01/2009 to 12/31/2009...........    $ 5.54       $ 6.94             0
   01/01/2010 to 12/31/2010...........    $ 6.94       $ 8.03             0
   01/01/2011 to 12/31/2011...........    $ 8.03       $ 6.96             0
   01/01/2012 to 12/31/2012...........    $ 6.96       $ 7.71             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........    $10.08       $ 6.59       185,871
   01/01/2009 to 12/31/2009...........    $ 6.59       $ 8.34       456,043
   01/01/2010 to 12/31/2010...........    $ 8.34       $ 8.94       720,669
   01/01/2011 to 12/31/2011...........    $ 8.94       $ 8.55       818,485
   01/01/2012 to 09/21/2012...........    $ 8.55       $ 9.50             0
GLOBAL DIVIDEND TARGET 15 PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.03       $10.85             0
   01/01/2006 to 12/31/2006...........    $10.85       $14.61             0
   01/01/2007 to 12/31/2007...........    $14.61       $16.10             0
   01/01/2008 to 12/31/2008...........    $16.10       $ 8.96             0
   01/01/2009 to 12/31/2009...........    $ 8.96       $12.29         3,434
   01/01/2010 to 12/31/2010...........    $12.29       $13.12         3,295
   01/01/2011 to 12/31/2011...........    $13.12       $11.80             0
   01/01/2012 to 12/31/2012...........    $11.80       $14.39             0
INVESCO V.I. CAPITAL DEVELOPMENT FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $10.03       $ 8.11             0
   01/01/2012 to 04/27/2012...........    $ 8.11       $ 9.16             0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
FORMERLY, INVESCO V.I. DIVIDEND GROWTH FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $ 9.99       $ 9.05             0
   01/01/2012 to 12/31/2012...........    $ 9.05       $10.45             0
INVESCO V.I. DYNAMICS FUND - SERIES I
   03/14/2005 to 12/31/2005...........    $10.05       $10.82         2,363
   01/01/2006 to 12/31/2006...........    $10.82       $12.22           651
   01/01/2007 to 12/31/2007...........    $12.22       $13.33           598
   01/01/2008 to 12/31/2008...........    $13.33       $ 6.73             0
   01/01/2009 to 12/31/2009...........    $ 6.73       $ 9.32             0
   01/01/2010 to 12/31/2010...........    $ 9.32       $11.22             0
   01/01/2011 to 04/29/2011...........    $11.22       $12.45             0
INVESCO V.I. FINANCIAL SERVICES FUND - SERIES I
   03/14/2005 to 12/31/2005...........    $10.06       $10.65             0
   01/01/2006 to 12/31/2006...........    $10.65       $12.06             0
   01/01/2007 to 12/31/2007...........    $12.06       $ 9.12             0
   01/01/2008 to 12/31/2008...........    $ 9.12       $ 3.60             0
   01/01/2009 to 12/31/2009...........    $ 3.60       $ 4.46         6,325
   01/01/2010 to 12/31/2010...........    $ 4.46       $ 4.78         5,778
   01/01/2011 to 04/29/2011...........    $ 4.78       $ 5.03             0
INVESCO V.I. GLOBAL HEALTH CARE FUND - SERIES I
   03/14/2005 to 12/31/2005...........    $10.06       $11.07             0
   01/01/2006 to 12/31/2006...........    $11.07       $11.33             0
   01/01/2007 to 12/31/2007...........    $11.33       $12.32             0
   01/01/2008 to 12/31/2008...........    $12.32       $ 8.55             0
   01/01/2009 to 12/31/2009...........    $ 8.55       $10.62             0
   01/01/2010 to 12/31/2010...........    $10.62       $10.87             0
   01/01/2011 to 12/31/2011...........    $10.87       $10.99             0
   01/01/2012 to 12/31/2012...........    $10.99       $12.92         1,682

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
INVESCO V.I. TECHNOLOGY FUND - SERIES I
   03/14/2005 to 12/31/2005...........    $10.00       $10.62             0
   01/01/2006 to 12/31/2006...........    $10.62       $11.42             0
   01/01/2007 to 12/31/2007...........    $11.42       $11.95             0
   01/01/2008 to 12/31/2008...........    $11.95       $ 6.45             0
   01/01/2009 to 12/31/2009...........    $ 6.45       $ 9.88             0
   01/01/2010 to 12/31/2010...........    $ 9.88       $11.65             0
   01/01/2011 to 12/31/2011...........    $11.65       $10.76             0
   01/01/2012 to 12/31/2012...........    $10.76       $11.64             0
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES I
   04/27/2012* to 12/31/2012..........    $10.05       $ 9.69             0
NASDAQ TARGET 15 PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.06       $10.77             0
   01/01/2006 to 12/31/2006...........    $10.77       $11.41             0
   01/01/2007 to 12/31/2007...........    $11.41       $13.50             0
   01/01/2008 to 12/31/2008...........    $13.50       $ 6.45             0
   01/01/2009 to 12/31/2009...........    $ 6.45       $ 7.33             0
   01/01/2010 to 12/31/2010...........    $ 7.33       $ 9.30             0
   01/01/2011 to 12/31/2011...........    $ 9.30       $ 9.16             0
   01/01/2012 to 12/31/2012...........    $ 9.16       $10.06             0
NVIT DEVELOPING MARKETS FUND
   03/14/2005 to 12/31/2005...........    $ 9.88       $11.95         4,157
   01/01/2006 to 12/31/2006...........    $11.95       $15.64           465
   01/01/2007 to 12/31/2007...........    $15.64       $21.83           453
   01/01/2008 to 12/31/2008...........    $21.83       $ 8.94           789
   01/01/2009 to 12/31/2009...........    $ 8.94       $14.11        11,746
   01/01/2010 to 12/31/2010...........    $14.11       $15.94         7,649
   01/01/2011 to 12/31/2011...........    $15.94       $12.03         1,117
   01/01/2012 to 12/31/2012...........    $12.03       $13.66         2,525
PROFUND VP ASIA 30
   03/14/2005 to 12/31/2005...........    $10.00       $11.12             0
   01/01/2006 to 12/31/2006...........    $11.12       $15.06             0
   01/01/2007 to 12/31/2007...........    $15.06       $21.64             0
   01/01/2008 to 12/31/2008...........    $21.64       $10.35             0
   01/01/2009 to 12/31/2009...........    $10.35       $15.52             0
   01/01/2010 to 12/31/2010...........    $15.52       $17.19             0
   01/01/2011 to 12/31/2011...........    $17.19       $12.21             0
   01/01/2012 to 12/31/2012...........    $12.21       $13.71             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP BANKS
   03/14/2005 to 12/31/2005...........    $10.08       $10.12            0
   01/01/2006 to 12/31/2006...........    $10.12       $11.36            0
   01/01/2007 to 12/31/2007...........    $11.36       $ 8.03            0
   01/01/2008 to 12/31/2008...........    $ 8.03       $ 4.15            0
   01/01/2009 to 12/31/2009...........    $ 4.15       $ 3.86            0
   01/01/2010 to 12/31/2010...........    $ 3.86       $ 4.07            0
   01/01/2011 to 12/31/2011...........    $ 4.07       $ 2.90            0
   01/01/2012 to 12/31/2012...........    $ 2.90       $ 3.76            0
PROFUND VP BASIC MATERIALS
   03/14/2005 to 12/31/2005...........    $ 9.98       $ 9.50            0
   01/01/2006 to 12/31/2006...........    $ 9.50       $10.67            0
   01/01/2007 to 12/31/2007...........    $10.67       $13.56            0
   01/01/2008 to 12/31/2008...........    $13.56       $ 6.40            0
   01/01/2009 to 12/31/2009...........    $ 6.40       $10.11        5,700
   01/01/2010 to 12/31/2010...........    $10.11       $12.75        2,719
   01/01/2011 to 12/31/2011...........    $12.75       $10.40            0
   01/01/2012 to 12/31/2012...........    $10.40       $10.97            0
PROFUND VP BEAR
   03/14/2005 to 12/31/2005...........    $ 9.94       $ 9.56            0
   01/01/2006 to 12/31/2006...........    $ 9.56       $ 8.60            0
   01/01/2007 to 12/31/2007...........    $ 8.60       $ 8.41            0
   01/01/2008 to 12/31/2008...........    $ 8.41       $11.45            0
   01/01/2009 to 12/31/2009...........    $11.45       $ 8.03        1,342
   01/01/2010 to 12/31/2010...........    $ 8.03       $ 6.42          269
   01/01/2011 to 12/31/2011...........    $ 6.42       $ 5.69            0
   01/01/2012 to 12/31/2012...........    $ 5.69       $ 4.61            0
PROFUND VP BIOTECHNOLOGY
   03/14/2005 to 12/31/2005...........    $10.48       $13.51            0
   01/01/2006 to 12/31/2006...........    $13.51       $12.60            0
   01/01/2007 to 12/31/2007...........    $12.60       $12.11            0
   01/01/2008 to 12/31/2008...........    $12.11       $12.00            0
   01/01/2009 to 12/31/2009...........    $12.00       $12.10            0
   01/01/2010 to 12/31/2010...........    $12.10       $12.37            0
   01/01/2011 to 12/31/2011...........    $12.37       $12.82            0
   01/01/2012 to 12/31/2012...........    $12.82       $17.54            0
PROFUND VP BULL
   03/14/2005 to 12/31/2005...........    $10.05       $10.14            0
   01/01/2006 to 12/31/2006...........    $10.14       $11.21            0
   01/01/2007 to 12/31/2007...........    $11.21       $11.29            0
   01/01/2008 to 12/31/2008...........    $11.29       $ 6.84            0
   01/01/2009 to 12/31/2009...........    $ 6.84       $ 8.27        3,484
   01/01/2010 to 12/31/2010...........    $ 8.27       $ 9.06            0
   01/01/2011 to 12/31/2011...........    $ 9.06       $ 8.81          816
   01/01/2012 to 12/31/2012...........    $ 8.81       $ 9.76          998

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP CONSUMER GOODS PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.03       $ 9.75            0
   01/01/2006 to 12/31/2006...........    $ 9.75       $10.68            0
   01/01/2007 to 12/31/2007...........    $10.68       $11.17            0
   01/01/2008 to 12/31/2008...........    $11.17       $ 7.96            0
   01/01/2009 to 12/31/2009...........    $ 7.96       $ 9.42          589
   01/01/2010 to 12/31/2010...........    $ 9.42       $10.75        7,197
   01/01/2011 to 12/31/2011...........    $10.75       $11.18          998
   01/01/2012 to 12/31/2012...........    $11.18       $12.05        1,744
PROFUND VP CONSUMER SERVICES
   03/14/2005 to 12/31/2005...........    $10.04       $ 9.68            0
   01/01/2006 to 12/31/2006...........    $ 9.68       $10.55            0
   01/01/2007 to 12/31/2007...........    $10.55       $ 9.41            0
   01/01/2008 to 12/31/2008...........    $ 9.41       $ 6.28            0
   01/01/2009 to 12/31/2009...........    $ 6.28       $ 7.99        4,595
   01/01/2010 to 12/31/2010...........    $ 7.99       $ 9.43        3,330
   01/01/2011 to 12/31/2011...........    $ 9.43       $ 9.67        1,240
   01/01/2012 to 12/31/2012...........    $ 9.67       $11.49        1,877
PROFUND VP EUROPE 30
   03/14/2005 to 12/31/2005...........    $ 9.99       $10.44            0
   01/01/2006 to 12/31/2006...........    $10.44       $11.93            0
   01/01/2007 to 12/31/2007...........    $11.93       $13.29            0
   01/01/2008 to 12/31/2008...........    $13.29       $ 7.24            0
   01/01/2009 to 12/31/2009...........    $ 7.24       $ 9.31        8,044
   01/01/2010 to 12/31/2010...........    $ 9.31       $ 9.29        1,679
   01/01/2011 to 12/31/2011...........    $ 9.29       $ 8.23          907
   01/01/2012 to 12/31/2012...........    $ 8.23       $ 9.34        1,673
PROFUND VP FINANCIALS
   03/14/2005 to 12/31/2005...........    $10.08       $10.55            0
   01/01/2006 to 12/31/2006...........    $10.55       $12.04            0
   01/01/2007 to 12/31/2007...........    $12.04       $ 9.47            0
   01/01/2008 to 12/31/2008...........    $ 9.47       $ 4.55            0
   01/01/2009 to 12/31/2009...........    $ 4.55       $ 5.09            0
   01/01/2010 to 12/31/2010...........    $ 5.09       $ 5.49            0
   01/01/2011 to 12/31/2011...........    $ 5.49       $ 4.60            0
   01/01/2012 to 12/31/2012...........    $ 4.60       $ 5.58            0
PROFUND VP HEALTH CARE
   03/14/2005 to 12/31/2005...........    $10.09       $10.48            0
   01/01/2006 to 12/31/2006...........    $10.48       $10.73            0
   01/01/2007 to 12/31/2007...........    $10.73       $11.12            0
   01/01/2008 to 12/31/2008...........    $11.12       $ 8.19            0
   01/01/2009 to 12/31/2009...........    $ 8.19       $ 9.52          699
   01/01/2010 to 12/31/2010...........    $ 9.52       $ 9.52          343
   01/01/2011 to 12/31/2011...........    $ 9.52       $10.19        3,455
   01/01/2012 to 12/31/2012...........    $10.19       $11.64        3,856

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP INDUSTRIALS
   03/14/2005 to 12/31/2005...........    $10.06       $10.08             0
   01/01/2006 to 12/31/2006...........    $10.08       $10.95             0
   01/01/2007 to 12/31/2007...........    $10.95       $11.90             0
   01/01/2008 to 12/31/2008...........    $11.90       $ 6.88             0
   01/01/2009 to 12/31/2009...........    $ 6.88       $ 8.31         4,134
   01/01/2010 to 12/31/2010...........    $ 8.31       $10.00         3,430
   01/01/2011 to 12/31/2011...........    $10.00       $ 9.55         1,594
   01/01/2012 to 12/31/2012...........    $ 9.55       $10.75         2,885
PROFUND VP INTERNET
   03/14/2005 to 12/31/2005...........    $ 9.94       $12.74             0
   01/01/2006 to 12/31/2006...........    $12.74       $12.56             0
   01/01/2007 to 12/31/2007...........    $12.56       $13.46             0
   01/01/2008 to 12/31/2008...........    $13.46       $ 7.22             0
   01/01/2009 to 12/31/2009...........    $ 7.22       $12.45             0
   01/01/2010 to 12/31/2010...........    $12.45       $16.37             0
   01/01/2011 to 12/31/2011...........    $16.37       $14.82             0
   01/01/2012 to 12/31/2012...........    $14.82       $17.27             0
PROFUND VP JAPAN
   03/14/2005 to 12/31/2005...........    $ 9.95       $13.41             0
   01/01/2006 to 12/31/2006...........    $13.41       $14.45             0
   01/01/2007 to 12/31/2007...........    $14.45       $12.65             0
   01/01/2008 to 12/31/2008...........    $12.65       $ 7.28             0
   01/01/2009 to 12/31/2009...........    $ 7.28       $ 7.81         4,425
   01/01/2010 to 12/31/2010...........    $ 7.81       $ 7.10           722
   01/01/2011 to 12/31/2011...........    $ 7.10       $ 5.62           248
   01/01/2012 to 12/31/2012...........    $ 5.62       $ 6.72         1,676
PROFUND VP LARGE-CAP GROWTH
   03/14/2005 to 12/31/2005...........    $10.03       $10.01             0
   01/01/2006 to 12/31/2006...........    $10.01       $10.61             0
   01/01/2007 to 12/31/2007...........    $10.61       $11.04             0
   01/01/2008 to 12/31/2008...........    $11.04       $ 6.92             0
   01/01/2009 to 12/31/2009...........    $ 6.92       $ 8.73        40,553
   01/01/2010 to 12/31/2010...........    $ 8.73       $ 9.61         4,454
   01/01/2011 to 12/31/2011...........    $ 9.61       $ 9.64           353
   01/01/2012 to 12/31/2012...........    $ 9.64       $10.57           785
PROFUND VP LARGE-CAP VALUE
   03/14/2005 to 12/31/2005...........    $10.07       $10.22             0
   01/01/2006 to 12/31/2006...........    $10.22       $11.80             0
   01/01/2007 to 12/31/2007...........    $11.80       $11.49             0
   01/01/2008 to 12/31/2008...........    $11.49       $ 6.65             0
   01/01/2009 to 12/31/2009...........    $ 6.65       $ 7.73        44,390
   01/01/2010 to 12/31/2010...........    $ 7.73       $ 8.48           457
   01/01/2011 to 12/31/2011...........    $ 8.48       $ 8.14         4,407
   01/01/2012 to 12/31/2012...........    $ 8.14       $ 9.14             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP MID-CAP GROWTH
   03/14/2005 to 12/31/2005...........    $10.06       $10.78            0
   01/01/2006 to 12/31/2006...........    $10.78       $10.90            0
   01/01/2007 to 12/31/2007...........    $10.90       $11.84            0
   01/01/2008 to 12/31/2008...........    $11.84       $ 7.05            0
   01/01/2009 to 12/31/2009...........    $ 7.05       $ 9.48        1,928
   01/01/2010 to 12/31/2010...........    $ 9.48       $11.84        3,897
   01/01/2011 to 12/31/2011...........    $11.84       $11.18          537
   01/01/2012 to 12/31/2012...........    $11.18       $12.54          415
PROFUND VP MID-CAP VALUE
   03/14/2005 to 12/31/2005...........    $10.10       $10.62            0
   01/01/2006 to 12/31/2006...........    $10.62       $11.60            0
   01/01/2007 to 12/31/2007...........    $11.60       $11.39            0
   01/01/2008 to 12/31/2008...........    $11.39       $ 7.06            0
   01/01/2009 to 12/31/2009...........    $ 7.06       $ 8.98        1,667
   01/01/2010 to 12/31/2010...........    $ 8.98       $10.52        2,975
   01/01/2011 to 12/31/2011...........    $10.52       $ 9.83          459
   01/01/2012 to 12/31/2012...........    $ 9.83       $11.14        1,265
PROFUND VP NASDAQ-100
   03/14/2005 to 12/31/2005...........    $10.06       $10.57            0
   01/01/2006 to 12/31/2006...........    $10.57       $10.85            0
   01/01/2007 to 12/31/2007...........    $10.85       $12.40            0
   01/01/2008 to 12/31/2008...........    $12.40       $ 6.94            0
   01/01/2009 to 12/31/2009...........    $ 6.94       $10.26            0
   01/01/2010 to 12/31/2010...........    $10.26       $11.79            0
   01/01/2011 to 12/31/2011...........    $11.79       $11.64            0
   01/01/2012 to 12/31/2012...........    $11.64       $13.15            0
PROFUND VP OIL & GAS
   03/14/2005 to 12/31/2005...........    $10.07       $10.95            0
   01/01/2006 to 12/31/2006...........    $10.95       $12.84            0
   01/01/2007 to 12/31/2007...........    $12.84       $16.54            0
   01/01/2008 to 12/31/2008...........    $16.54       $10.14            0
   01/01/2009 to 12/31/2009...........    $10.14       $11.39        1,210
   01/01/2010 to 12/31/2010...........    $11.39       $13.05        2,407
   01/01/2011 to 12/31/2011...........    $13.05       $12.97        1,539
   01/01/2012 to 12/31/2012...........    $12.97       $12.98        1,877
PROFUND VP PHARMACEUTICALS
   03/14/2005 to 12/31/2005...........    $10.02       $ 9.46            0
   01/01/2006 to 12/31/2006...........    $ 9.46       $10.32            0
   01/01/2007 to 12/31/2007...........    $10.32       $10.27            0
   01/01/2008 to 12/31/2008...........    $10.27       $ 8.04            0
   01/01/2009 to 12/31/2009...........    $ 8.04       $ 9.13            0
   01/01/2010 to 12/31/2010...........    $ 9.13       $ 8.93            0
   01/01/2011 to 12/31/2011...........    $ 8.93       $10.08            0
   01/01/2012 to 12/31/2012...........    $10.08       $10.97            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP PRECIOUS METALS
   03/14/2005 to 12/31/2005...........    $ 9.89       $12.02            0
   01/01/2006 to 12/31/2006...........    $12.02       $12.55            0
   01/01/2007 to 12/31/2007...........    $12.55       $14.95            0
   01/01/2008 to 12/31/2008...........    $14.95       $10.06            0
   01/01/2009 to 12/31/2009...........    $10.06       $13.24        1,430
   01/01/2010 to 12/31/2010...........    $13.24       $17.12          999
   01/01/2011 to 12/31/2011...........    $17.12       $13.45            0
   01/01/2012 to 12/31/2012...........    $13.45       $11.18            0
PROFUND VP REAL ESTATE
   03/14/2005 to 12/31/2005...........    $10.15       $11.20            0
   01/01/2006 to 12/31/2006...........    $11.20       $14.43            0
   01/01/2007 to 12/31/2007...........    $14.43       $11.28            0
   01/01/2008 to 12/31/2008...........    $11.28       $ 6.44            0
   01/01/2009 to 12/31/2009...........    $ 6.44       $ 8.01        3,095
   01/01/2010 to 12/31/2010...........    $ 8.01       $ 9.72            0
   01/01/2011 to 12/31/2011...........    $ 9.72       $ 9.90          121
   01/01/2012 to 12/31/2012...........    $ 9.90       $11.28          148
PROFUND VP RISING RATES OPPORTUNITY
   03/14/2005 to 12/31/2005...........    $ 9.92       $ 9.10            0
   01/01/2006 to 12/31/2006...........    $ 9.10       $ 9.75            0
   01/01/2007 to 12/31/2007...........    $ 9.75       $ 8.99            0
   01/01/2008 to 12/31/2008...........    $ 8.99       $ 5.42            0
   01/01/2009 to 12/31/2009...........    $ 5.42       $ 6.97            0
   01/01/2010 to 12/31/2010...........    $ 6.97       $ 5.69            0
   01/01/2011 to 12/31/2011...........    $ 5.69       $ 3.46            0
   01/01/2012 to 12/31/2012...........    $ 3.46       $ 3.13            0
PROFUND VP SEMICONDUCTOR
   03/14/2005 to 12/31/2005...........    $10.04       $10.67            0
   01/01/2006 to 12/31/2006...........    $10.67       $ 9.64            0
   01/01/2007 to 12/31/2007...........    $ 9.64       $10.04            0
   01/01/2008 to 12/31/2008...........    $10.04       $ 4.90            0
   01/01/2009 to 12/31/2009...........    $ 4.90       $ 7.82            0
   01/01/2010 to 12/31/2010...........    $ 7.82       $ 8.55            0
   01/01/2011 to 12/31/2011...........    $ 8.55       $ 7.99            0
   01/01/2012 to 12/31/2012...........    $ 7.99       $ 7.44            0
PROFUND VP SHORT MID-CAP
   03/14/2005 to 12/31/2005...........    $ 9.93       $ 8.96            0
   01/01/2006 to 12/31/2006...........    $ 8.96       $ 8.39            0
   01/01/2007 to 12/31/2007...........    $ 8.39       $ 7.93            0
   01/01/2008 to 12/31/2008...........    $ 7.93       $10.17            0
   01/01/2009 to 12/31/2009...........    $10.17       $ 6.39            0
   01/01/2010 to 12/31/2010...........    $ 6.39       $ 4.61            0
   01/01/2011 to 12/31/2011...........    $ 4.61       $ 4.11            0
   01/01/2012 to 12/31/2012...........    $ 4.11       $ 3.24            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP SHORT NASDAQ-100
   03/14/2005 to 12/31/2005...........    $ 9.94       $ 9.16            0
   01/01/2006 to 12/31/2006...........    $ 9.16       $ 8.79            0
   01/01/2007 to 12/31/2007...........    $ 8.79       $ 7.56            0
   01/01/2008 to 12/31/2008...........    $ 7.56       $10.89            0
   01/01/2009 to 12/31/2009...........    $10.89       $ 6.28            0
   01/01/2010 to 12/31/2010...........    $ 6.28       $ 4.82            0
   01/01/2011 to 12/31/2011...........    $ 4.82       $ 4.19            0
   01/01/2012 to 12/31/2012...........    $ 4.19       $ 3.31            0
PROFUND VP SHORT SMALL-CAP
   03/14/2005 to 12/31/2005...........    $ 9.95       $ 9.19            0
   01/01/2006 to 12/31/2006...........    $ 9.19       $ 7.88            0
   01/01/2007 to 12/31/2007...........    $ 7.88       $ 8.01            0
   01/01/2008 to 12/31/2008...........    $ 8.01       $ 9.67            0
   01/01/2009 to 12/31/2009...........    $ 9.67       $ 6.36            0
   01/01/2010 to 12/31/2010...........    $ 6.36       $ 4.39            0
   01/01/2011 to 12/31/2011...........    $ 4.39       $ 3.88            0
   01/01/2012 to 12/31/2012...........    $ 3.88       $ 3.06            0
PROFUND VP SMALL-CAP GROWTH
   03/14/2005 to 12/31/2005...........    $10.04       $10.50        2,613
   01/01/2006 to 12/31/2006...........    $10.50       $11.10          901
   01/01/2007 to 12/31/2007...........    $11.10       $11.23          899
   01/01/2008 to 12/31/2008...........    $11.23       $ 7.20            0
   01/01/2009 to 12/31/2009...........    $ 7.20       $ 8.84            0
   01/01/2010 to 12/31/2010...........    $ 8.84       $10.81        2,784
   01/01/2011 to 12/31/2011...........    $10.81       $10.64          138
   01/01/2012 to 12/31/2012...........    $10.64       $11.64          153
PROFUND VP SMALL-CAP VALUE
   03/14/2005 to 12/31/2005...........    $10.04       $10.32          499
   01/01/2006 to 12/31/2006...........    $10.32       $11.78          470
   01/01/2007 to 12/31/2007...........    $11.78       $10.63          545
   01/01/2008 to 12/31/2008...........    $10.63       $ 7.16          580
   01/01/2009 to 12/31/2009...........    $ 7.16       $ 8.39          586
   01/01/2010 to 12/31/2010...........    $ 8.39       $ 9.96        3,373
   01/01/2011 to 12/31/2011...........    $ 9.96       $ 9.29          623
   01/01/2012 to 12/31/2012...........    $ 9.29       $10.50          603
PROFUND VP TECHNOLOGY
   03/14/2005 to 12/31/2005...........    $10.03       $10.56            0
   01/01/2006 to 12/31/2006...........    $10.56       $11.10            0
   01/01/2007 to 12/31/2007...........    $11.10       $12.35            0
   01/01/2008 to 12/31/2008...........    $12.35       $ 6.68            0
   01/01/2009 to 12/31/2009...........    $ 6.68       $10.49            0
   01/01/2010 to 12/31/2010...........    $10.49       $11.30            0
   01/01/2011 to 12/31/2011...........    $11.30       $10.84            0
   01/01/2012 to 12/31/2012...........    $10.84       $11.62            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP TELECOMMUNICATIONS
   03/14/2005 to 12/31/2005...........    $10.03       $ 9.76            0
   01/01/2006 to 12/31/2006...........    $ 9.76       $12.74            0
   01/01/2007 to 12/31/2007...........    $12.74       $13.43            0
   01/01/2008 to 12/31/2008...........    $13.43       $ 8.56            0
   01/01/2009 to 12/31/2009...........    $ 8.56       $ 8.94            0
   01/01/2010 to 12/31/2010...........    $ 8.94       $10.06            0
   01/01/2011 to 12/31/2011...........    $10.06       $ 9.96          905
   01/01/2012 to 12/31/2012...........    $ 9.96       $11.29        2,223
PROFUND VP U.S. GOVERNMENT PLUS
   03/14/2005 to 12/31/2005...........    $10.08       $10.57            0
   01/01/2006 to 12/31/2006...........    $10.57       $ 9.81            0
   01/01/2007 to 12/31/2007...........    $ 9.81       $10.50            0
   01/01/2008 to 12/31/2008...........    $10.50       $15.29            0
   01/01/2009 to 12/31/2009...........    $15.29       $10.02        1,056
   01/01/2010 to 12/31/2010...........    $10.02       $10.73          328
   01/01/2011 to 12/31/2011...........    $10.73       $14.98        1,042
   01/01/2012 to 12/31/2012...........    $14.98       $14.71          323
PROFUND VP ULTRABULL
   03/14/2005 to 12/31/2005...........    $10.11       $10.27            0
   01/01/2006 to 12/31/2006...........    $10.27       $12.29            0
   01/01/2007 to 12/31/2007...........    $12.29       $12.05            0
   01/01/2008 to 12/31/2008...........    $12.05       $ 3.82            0
   01/01/2009 to 12/31/2009...........    $ 3.82       $ 5.37            0
   01/01/2010 to 12/31/2010...........    $ 5.37       $ 6.38            0
   01/01/2011 to 12/31/2011...........    $ 6.38       $ 5.91            0
   01/01/2012 to 12/31/2012...........    $ 5.91       $ 7.41            0
PROFUND VP ULTRAMID-CAP
   03/14/2005 to 12/31/2005...........    $10.15       $11.41            0
   01/01/2006 to 12/31/2006...........    $11.41       $12.27            0
   01/01/2007 to 12/31/2007...........    $12.27       $12.65            0
   01/01/2008 to 12/31/2008...........    $12.65       $ 4.00            0
   01/01/2009 to 12/31/2009...........    $ 4.00       $ 6.45            0
   01/01/2010 to 12/31/2010...........    $ 6.45       $ 9.39            0
   01/01/2011 to 12/31/2011...........    $ 9.39       $ 7.88            0
   01/01/2012 to 12/31/2012...........    $ 7.88       $10.15            0
PROFUND VP ULTRANASDAQ-100
   03/14/2005 to 12/31/2005...........    $10.15       $11.06            0
   01/01/2006 to 12/31/2006...........    $11.06       $11.28            0
   01/01/2007 to 12/31/2007...........    $11.28       $14.10            0
   01/01/2008 to 12/31/2008...........    $14.10       $ 3.74            0
   01/01/2009 to 12/31/2009...........    $ 3.74       $ 7.97            0
   01/01/2010 to 12/31/2010...........    $ 7.97       $10.48            0
   01/01/2011 to 12/31/2011...........    $10.48       $10.07            0
   01/01/2012 to 12/31/2012...........    $10.07       $13.10            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP ULTRASMALL-CAP
   03/14/2005 to 12/31/2005...........    $10.12       $10.68            0
   01/01/2006 to 12/31/2006...........    $10.68       $13.09            0
   01/01/2007 to 12/31/2007...........    $13.09       $11.05            0
   01/01/2008 to 12/31/2008...........    $11.05       $ 3.63            0
   01/01/2009 to 12/31/2009...........    $ 3.63       $ 4.95            0
   01/01/2010 to 12/31/2010...........    $ 4.95       $ 7.15            0
   01/01/2011 to 12/31/2011...........    $ 7.15       $ 5.64            0
   01/01/2012 to 12/31/2012...........    $ 5.64       $ 7.11            0
PROFUND VP UTILITIES
   03/14/2005 to 12/31/2005...........    $10.17       $10.62            0
   01/01/2006 to 12/31/2006...........    $10.62       $12.32            0
   01/01/2007 to 12/31/2007...........    $12.32       $13.87            0
   01/01/2008 to 12/31/2008...........    $13.87       $ 9.35            0
   01/01/2009 to 12/31/2009...........    $ 9.35       $10.07            0
   01/01/2010 to 12/31/2010...........    $10.07       $10.37            0
   01/01/2011 to 12/31/2011...........    $10.37       $11.85        1,095
   01/01/2012 to 12/31/2012...........    $11.85       $11.54        1,471
PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.93       $11.20        2,986
   01/01/2006 to 12/31/2006...........    $11.20       $13.19        2,963
   01/01/2007 to 12/31/2007...........    $13.19       $15.33        2,245
   01/01/2008 to 12/31/2008...........    $15.33       $ 7.41        2,889
   01/01/2009 to 12/31/2009...........    $ 7.41       $ 9.88        2,362
   01/01/2010 to 12/31/2010...........    $ 9.88       $10.96        2,206
   01/01/2011 to 12/31/2011...........    $10.96       $ 9.07        1,213
   01/01/2012 to 12/31/2012...........    $ 9.07       $10.79        1,057
S&P TARGET 24 PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.10       $10.50            0
   01/01/2006 to 12/31/2006...........    $10.50       $10.51            0
   01/01/2007 to 12/31/2007...........    $10.51       $10.65            0
   01/01/2008 to 12/31/2008...........    $10.65       $ 7.46            0
   01/01/2009 to 12/31/2009...........    $ 7.46       $ 8.26            0
   01/01/2010 to 12/31/2010...........    $ 8.26       $ 9.58            0
   01/01/2011 to 12/31/2011...........    $ 9.58       $10.11        2,066
   01/01/2012 to 12/31/2012...........    $10.11       $10.76        2,519
TARGET MANAGED VIP PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.02       $10.45            0
   01/01/2006 to 12/31/2006...........    $10.45       $11.34            0
   01/01/2007 to 12/31/2007...........    $11.34       $12.07            0
   01/01/2008 to 12/31/2008...........    $12.07       $ 6.48            0
   01/01/2009 to 12/31/2009...........    $ 6.48       $ 7.12            0
   01/01/2010 to 12/31/2010...........    $ 7.12       $ 8.24            0
   01/01/2011 to 12/31/2011...........    $ 8.24       $ 7.88            0
   01/01/2012 to 12/31/2012...........    $ 7.88       $ 8.66            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
THE DOW DART 10 PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.03       $ 9.55            0
   01/01/2006 to 12/31/2006...........    $ 9.55       $11.66            0
   01/01/2007 to 12/31/2007...........    $11.66       $11.42            0
   01/01/2008 to 12/31/2008...........    $11.42       $ 7.94            0
   01/01/2009 to 12/31/2009...........    $ 7.94       $ 8.80            0
   01/01/2010 to 12/31/2010...........    $ 8.80       $ 9.99            0
   01/01/2011 to 12/31/2011...........    $ 9.99       $10.46            0
   01/01/2012 to 12/31/2012...........    $10.46       $11.27            0
THE DOW TARGET DIVIDEND PORTFOLIO
   05/02/2005* to 12/31/2005..........    $10.00       $ 9.69            0
   01/01/2006 to 12/31/2006...........    $ 9.69       $11.13            0
   01/01/2007 to 12/31/2007...........    $11.13       $10.94            0
   01/01/2008 to 12/31/2008...........    $10.94       $ 6.33            0
   01/01/2009 to 12/31/2009...........    $ 6.33       $ 7.02        6,622
   01/01/2010 to 12/31/2010...........    $ 7.02       $ 7.96        6,353
   01/01/2011 to 12/31/2011...........    $ 7.96       $ 8.20            0
   01/01/2012 to 12/31/2012...........    $ 8.20       $ 8.42            0
VALUE LINE TARGET 25 PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $11.13            0
   01/01/2006 to 12/31/2006...........    $11.13       $11.14            0
   01/01/2007 to 12/31/2007...........    $11.14       $12.80            0
   01/01/2008 to 12/31/2008...........    $12.80       $ 5.62            0
   01/01/2009 to 12/31/2009...........    $ 5.62       $ 5.86            0
   01/01/2010 to 12/31/2010...........    $ 5.86       $ 7.43            0
   01/01/2011 to 12/31/2011...........    $ 7.43       $ 5.44            0
   01/01/2012 to 12/31/2012...........    $ 5.44       $ 6.42            0
WELLS FARGO ADVANTAGE VT EQUITY INCOME
   03/14/2005 to 12/31/2005...........    $10.07       $10.11            0
   01/01/2006 to 12/31/2006...........    $10.11       $11.65            0
   01/01/2007 to 12/31/2007...........    $11.65       $11.65            0
   01/01/2008 to 12/31/2008...........    $11.65       $ 7.20            0
   01/01/2009 to 12/31/2009...........    $ 7.20       $ 8.18            0
   01/01/2010 to 07/16/2010...........    $ 8.18       $ 7.81            0
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $ 8.86       $10.65          970
   01/01/2011 to 12/31/2011...........    $10.65       $ 9.04          581
   01/01/2012 to 12/31/2012...........    $ 9.04       $ 9.99          567
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
   07/16/2010* to 12/31/2010..........    $ 7.81       $ 9.05          736
   01/01/2011 to 12/31/2011...........    $ 9.05       $ 8.61            0
   01/01/2012 to 12/31/2012...........    $ 8.61       $10.01            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $10.87       $13.63        12,116
   01/01/2011 to 12/31/2011...........    $13.63       $12.55         5,363
   01/01/2012 to 12/31/2012...........    $12.55       $14.74         4,519
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $ 9.59       $12.18           612
   01/01/2011 to 12/31/2011...........    $12.18       $11.34             0
   01/01/2012 to 12/31/2012...........    $11.34       $11.92             0

* Denotes the start date of these sub-accounts

                                   ASXT SIX

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

           ACCUMULATION UNIT VALUES: WITH LT5, HDV, AND EBP (3.00%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
ACCESS VP HIGH YIELD FUND
   05/02/2005* to 12/31/2005..........    $10.00       $10.47             0
   01/01/2006 to 12/31/2006...........    $10.47       $11.12             0
   01/01/2007 to 12/31/2007...........    $11.12       $11.35             0
   01/01/2008 to 12/31/2008...........    $11.35       $10.50             0
   01/01/2009 to 12/31/2009...........    $10.50       $11.90             0
   01/01/2010 to 12/31/2010...........    $11.90       $13.44             0
   01/01/2011 to 12/31/2011...........    $13.44       $13.39             0
   01/01/2012 to 12/31/2012...........    $13.39       $14.83             0
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.01             0
   01/01/2006 to 12/31/2006...........    $10.01       $10.85        18,249
   01/01/2007 to 12/31/2007...........    $10.85       $11.49        19,931
   01/01/2008 to 12/31/2008...........    $11.49       $ 7.60        38,177
   01/01/2009 to 12/31/2009...........    $ 7.60       $ 9.17        46,682
   01/01/2010 to 12/31/2010...........    $ 9.17       $ 9.95        47,467
   01/01/2011 to 12/31/2011...........    $ 9.95       $ 9.40        47,097
   01/01/2012 to 12/31/2012...........    $ 9.40       $10.26        46,247
AST ADVANCED STRATEGIES PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.54             0
   01/01/2007 to 12/31/2007...........    $10.54       $11.20         7,920
   01/01/2008 to 12/31/2008...........    $11.20       $ 7.63        13,497
   01/01/2009 to 12/31/2009...........    $ 7.63       $ 9.33        10,122
   01/01/2010 to 12/31/2010...........    $ 9.33       $10.30         9,458
   01/01/2011 to 12/31/2011...........    $10.30       $10.00         9,294
   01/01/2012 to 12/31/2012...........    $10.00       $11.02         5,212
AST ALGER ALL-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/02/2005...........    $10.09       $11.59             0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
   03/14/2005 to 12/02/2005...........    $10.05       $11.21             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.07       $10.22            0
   01/01/2006 to 12/31/2006...........    $10.22       $11.58            0
   01/01/2007 to 12/31/2007...........    $11.58       $11.22            0
   01/01/2008 to 12/31/2008...........    $11.22       $ 7.10            0
   01/01/2009 to 12/31/2009...........    $ 7.10       $ 8.11            0
   01/01/2010 to 12/31/2010...........    $ 8.11       $ 8.96            0
   01/01/2011 to 12/31/2011...........    $ 8.96       $ 9.00            0
   01/01/2012 to 05/04/2012...........    $ 9.00       $ 9.74            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.02            0
   01/01/2006 to 12/31/2006...........    $10.02       $10.74            0
   01/01/2007 to 12/31/2007...........    $10.74       $11.36        4,610
   01/01/2008 to 12/31/2008...........    $11.36       $ 7.86        4,379
   01/01/2009 to 12/31/2009...........    $ 7.86       $ 9.40        6,761
   01/01/2010 to 12/31/2010...........    $ 9.40       $10.24        4,366
   01/01/2011 to 12/31/2011...........    $10.24       $ 9.81        4,220
   01/01/2012 to 12/31/2012...........    $ 9.81       $10.71        4,153
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 9.08            0
   01/01/2012 to 12/31/2012...........    $ 9.08       $ 9.86        1,253
AST BLACKROCK VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.08       $10.59            0
   01/01/2006 to 12/31/2006...........    $10.59       $12.51            0
   01/01/2007 to 12/31/2007...........    $12.51       $12.28            0
   01/01/2008 to 12/31/2008...........    $12.28       $ 7.47            0
   01/01/2009 to 12/31/2009...........    $ 7.47       $ 8.56            0
   01/01/2010 to 12/31/2010...........    $ 8.56       $ 9.34            0
   01/01/2011 to 12/31/2011...........    $ 9.34       $ 9.02            0
   01/01/2012 to 12/31/2012...........    $ 9.02       $ 9.92            0
AST BOND PORTFOLIO 2015
   05/01/2009* to 12/31/2009..........    $ 9.96       $ 9.93            0
   01/01/2010 to 12/31/2010...........    $ 9.93       $10.53            0
   01/01/2011 to 12/31/2011...........    $10.53       $10.87            0
   01/01/2012 to 12/31/2012...........    $10.87       $10.86            0
AST BOND PORTFOLIO 2016
   05/01/2009* to 12/31/2009..........    $ 9.94       $ 9.55            0
   01/01/2010 to 12/31/2010...........    $ 9.55       $10.24            0
   01/01/2011 to 12/31/2011...........    $10.24       $10.89            0
   01/01/2012 to 12/31/2012...........    $10.89       $11.00            0
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010..........    $10.00       $10.63            0
   01/01/2011 to 12/31/2011...........    $10.63       $11.49            0
   01/01/2012 to 12/31/2012...........    $11.49       $11.71            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2018
   05/01/2009* to 12/31/2009..........    $ 9.92       $ 9.61             0
   01/01/2010 to 12/31/2010...........    $ 9.61       $10.37             0
   01/01/2011 to 12/31/2011...........    $10.37       $11.42             0
   01/01/2012 to 12/31/2012...........    $11.42       $11.71             0
AST BOND PORTFOLIO 2019
   05/01/2009* to 12/31/2009..........    $ 9.91       $ 9.51             0
   01/01/2010 to 12/31/2010...........    $ 9.51       $10.28             0
   01/01/2011 to 12/31/2011...........    $10.28       $11.56             0
   01/01/2012 to 12/31/2012...........    $11.56       $11.87             0
AST BOND PORTFOLIO 2020
   05/01/2009* to 12/31/2009..........    $ 9.88       $ 9.19             0
   01/01/2010 to 12/31/2010...........    $ 9.19       $ 9.97             0
   01/01/2011 to 12/31/2011...........    $ 9.97       $11.48             0
   01/01/2012 to 12/31/2012...........    $11.48       $11.84             0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........    $10.00       $10.87             0
   01/01/2011 to 12/31/2011...........    $10.87       $12.69             0
   01/01/2012 to 12/31/2012...........    $12.69       $13.14             0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........    $10.00       $11.87             0
   01/01/2012 to 12/31/2012...........    $11.87       $12.19             0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........    $10.00       $10.27             0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.00             0
   01/01/2006 to 12/31/2006...........    $10.00       $11.02         2,672
   01/01/2007 to 12/31/2007...........    $11.02       $11.73        10,225
   01/01/2008 to 12/31/2008...........    $11.73       $ 7.40        11,699
   01/01/2009 to 12/31/2009...........    $ 7.40       $ 9.00        10,125
   01/01/2010 to 12/31/2010...........    $ 9.00       $ 9.90         9,470
   01/01/2011 to 12/31/2011...........    $ 9.90       $ 9.37         9,327
   01/01/2012 to 12/31/2012...........    $ 9.37       $10.33        11,241
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.02             0
   01/01/2008 to 12/31/2008...........    $10.02       $ 7.04         5,132
   01/01/2009 to 12/31/2009...........    $ 7.04       $ 8.43         7,751
   01/01/2010 to 12/31/2010...........    $ 8.43       $ 9.15         7,715
   01/01/2011 to 12/31/2011...........    $ 9.15       $ 8.72         7,765
   01/01/2012 to 12/31/2012...........    $ 8.72       $ 9.32         6,447

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST COHEN & STEERS REALTY PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.15       $11.88             0
   01/01/2006 to 12/31/2006...........    $11.88       $15.76             0
   01/01/2007 to 12/31/2007...........    $15.76       $12.24             0
   01/01/2008 to 12/31/2008...........    $12.24       $ 7.71             0
   01/01/2009 to 12/31/2009...........    $ 7.71       $ 9.87             0
   01/01/2010 to 12/31/2010...........    $ 9.87       $12.32             0
   01/01/2011 to 12/31/2011...........    $12.32       $12.73             0
   01/01/2012 to 12/31/2012...........    $12.73       $14.25             0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.04       $ 9.90             0
   01/01/2006 to 12/31/2006...........    $ 9.90       $11.53             0
   01/01/2007 to 12/31/2007...........    $11.53       $ 9.19             0
   01/01/2008 to 07/18/2008...........    $ 9.19       $ 8.36             0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $10.84             0
   01/01/2006 to 12/31/2006...........    $10.84       $11.87             0
   01/01/2007 to 12/31/2007...........    $11.87       $12.80             0
   01/01/2008 to 12/31/2008...........    $12.80       $ 6.94             0
   01/01/2009 to 12/31/2009...........    $ 6.94       $ 8.93             0
   01/01/2010 to 12/31/2010...........    $ 8.93       $11.48             0
   01/01/2011 to 12/31/2011...........    $11.48       $ 9.68             0
   01/01/2012 to 12/31/2012...........    $ 9.68       $11.27             0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $ 9.98             0
   01/01/2008 to 12/31/2008...........    $ 9.98       $ 7.05             0
   01/01/2009 to 12/31/2009...........    $ 7.05       $ 8.29             0
   01/01/2010 to 12/31/2010...........    $ 8.29       $ 9.11             0
   01/01/2011 to 12/31/2011...........    $ 9.11       $ 8.62             0
   01/01/2012 to 12/31/2012...........    $ 8.62       $ 9.50             0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.47             0
   01/01/2007 to 12/31/2007...........    $10.47       $11.02         5,264
   01/01/2008 to 12/31/2008...........    $11.02       $ 7.00         5,327
   01/01/2009 to 12/31/2009...........    $ 7.00       $ 8.41         2,711
   01/01/2010 to 12/31/2010...........    $ 8.41       $ 9.33         2,039
   01/01/2011 to 12/31/2011...........    $ 9.33       $ 8.92         2,051
   01/01/2012 to 12/31/2012...........    $ 8.92       $ 9.57         2,075
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.37             0
   01/01/2007 to 12/31/2007...........    $10.37       $11.20         5,929
   01/01/2008 to 12/31/2008...........    $11.20       $ 6.44        12,636
   01/01/2009 to 12/31/2009...........    $ 6.44       $ 7.87         9,746
   01/01/2010 to 12/31/2010...........    $ 7.87       $ 9.09         8,928
   01/01/2011 to 12/31/2011...........    $ 9.09       $ 8.27         8,851
   01/01/2012 to 12/31/2012...........    $ 8.27       $ 9.06         2,478

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.00       $ 7.43            0
   01/01/2009 to 11/13/2009...........    $ 7.43       $ 8.21            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.65        1,180
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.17       $ 6.08            0
   01/01/2009 to 12/31/2009...........    $ 6.08       $ 7.96            0
   01/01/2010 to 12/31/2010...........    $ 7.96       $ 9.28            0
   01/01/2011 to 12/31/2011...........    $ 9.28       $ 8.55            0
   01/01/2012 to 12/31/2012...........    $ 8.55       $10.52            0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.03       $10.64            0
   01/01/2006 to 12/31/2006...........    $10.64       $11.35            0
   01/01/2007 to 12/31/2007...........    $11.35       $12.55            0
   01/01/2008 to 12/31/2008...........    $12.55       $ 7.27            0
   01/01/2009 to 12/31/2009...........    $ 7.27       $10.54            0
   01/01/2010 to 12/31/2010...........    $10.54       $11.27            0
   01/01/2011 to 12/31/2011...........    $11.27       $10.50            0
   01/01/2012 to 12/31/2012...........    $10.50       $12.20            0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.05       $10.15            0
   01/01/2006 to 12/31/2006...........    $10.15       $11.55            0
   01/01/2007 to 12/31/2007...........    $11.55       $11.77            0
   01/01/2008 to 12/31/2008...........    $11.77       $ 6.77            0
   01/01/2009 to 12/31/2009...........    $ 6.77       $ 7.83            0
   01/01/2010 to 12/31/2010...........    $ 7.83       $ 8.57            0
   01/01/2011 to 12/31/2011...........    $ 8.57       $ 7.86            0
   01/01/2012 to 12/31/2012...........    $ 7.86       $ 9.12            0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $10.46            0
   01/01/2006 to 12/31/2006...........    $10.46       $10.78            0
   01/01/2007 to 12/31/2007...........    $10.78       $12.48            0
   01/01/2008 to 12/31/2008...........    $12.48       $ 7.17            0
   01/01/2009 to 12/31/2009...........    $ 7.17       $10.92            0
   01/01/2010 to 12/31/2010...........    $10.92       $12.70            0
   01/01/2011 to 12/31/2011...........    $12.70       $11.95            0
   01/01/2012 to 12/31/2012...........    $11.95       $13.86            0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.05       $10.44            0
   01/01/2006 to 12/31/2006...........    $10.44       $11.87            0
   01/01/2007 to 12/31/2007...........    $11.87       $10.92            0
   01/01/2008 to 12/31/2008...........    $10.92       $ 7.77            0
   01/01/2009 to 12/31/2009...........    $ 7.77       $ 9.56            0
   01/01/2010 to 12/31/2010...........    $ 9.56       $11.76            0
   01/01/2011 to 12/31/2011...........    $11.76       $11.56            0
   01/01/2012 to 12/31/2012...........    $11.56       $12.97            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HIGH YIELD PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.98       $ 9.75          0
   01/01/2006 to 12/31/2006...........    $ 9.75       $10.43          0
   01/01/2007 to 12/31/2007...........    $10.43       $10.37          0
   01/01/2008 to 12/31/2008...........    $10.37       $ 7.49          0
   01/01/2009 to 12/31/2009...........    $ 7.49       $ 9.85          0
   01/01/2010 to 12/31/2010...........    $ 9.85       $10.84          0
   01/01/2011 to 12/31/2011...........    $10.84       $10.85          0
   01/01/2012 to 12/31/2012...........    $10.85       $11.99          0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.15          0
   01/01/2008 to 12/31/2008...........    $10.15       $ 7.46          0
   01/01/2009 to 12/31/2009...........    $ 7.46       $ 8.93          0
   01/01/2010 to 12/31/2010...........    $ 8.93       $ 9.67          0
   01/01/2011 to 12/31/2011...........    $ 9.67       $ 9.33          0
   01/01/2012 to 12/31/2012...........    $ 9.33       $ 9.97          0
AST INTERNATIONAL GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.92       $11.16          0
   01/01/2006 to 12/31/2006...........    $11.16       $13.10          0
   01/01/2007 to 12/31/2007...........    $13.10       $15.12          0
   01/01/2008 to 12/31/2008...........    $15.12       $ 7.30          0
   01/01/2009 to 12/31/2009...........    $ 7.30       $ 9.58          0
   01/01/2010 to 12/31/2010...........    $ 9.58       $10.64          0
   01/01/2011 to 12/31/2011...........    $10.64       $ 8.99          0
   01/01/2012 to 12/31/2012...........    $ 8.99       $10.49          0
AST INTERNATIONAL VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.92       $10.59          0
   01/01/2006 to 12/31/2006...........    $10.59       $13.09          0
   01/01/2007 to 12/31/2007...........    $13.09       $14.95          0
   01/01/2008 to 12/31/2008...........    $14.95       $ 8.12          0
   01/01/2009 to 12/31/2009...........    $ 8.12       $10.28          0
   01/01/2010 to 12/31/2010...........    $10.28       $11.08          0
   01/01/2011 to 12/31/2011...........    $11.08       $ 9.40          0
   01/01/2012 to 12/31/2012...........    $ 9.40       $10.64          0
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.17          0
   01/01/2008 to 12/31/2008...........    $10.17       $ 6.84          0
   01/01/2009 to 12/31/2009...........    $ 6.84       $ 8.40          0
   01/01/2010 to 12/31/2010...........    $ 8.40       $ 9.27          0
   01/01/2011 to 12/31/2011...........    $ 9.27       $ 8.95          0
   01/01/2012 to 12/31/2012...........    $ 8.95       $ 9.86          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.01       $10.50            0
   01/01/2006 to 12/31/2006...........    $10.50       $11.32            0
   01/01/2007 to 12/31/2007...........    $11.32       $11.20            0
   01/01/2008 to 12/31/2008...........    $11.20       $ 8.95            0
   01/01/2009 to 12/31/2009...........    $ 8.95       $10.59        2,115
   01/01/2010 to 12/31/2010...........    $10.59       $11.02            0
   01/01/2011 to 12/31/2011...........    $11.02       $10.72            0
   01/01/2012 to 12/31/2012...........    $10.72       $11.51        4,288
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.08       $10.27            0
   01/01/2010 to 12/31/2010...........    $10.27       $11.09            0
   01/01/2011 to 12/31/2011...........    $11.09       $10.83            0
   01/01/2012 to 12/31/2012...........    $10.83       $12.10            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.14       $10.28            0
   01/01/2010 to 12/31/2010...........    $10.28       $11.34            0
   01/01/2011 to 12/31/2011...........    $11.34       $10.36            0
   01/01/2012 to 12/31/2012...........    $10.36       $11.37            0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.91       $10.53            0
   01/01/2006 to 12/31/2006...........    $10.53       $12.55            0
   01/01/2007 to 12/31/2007...........    $12.55       $13.32            0
   01/01/2008 to 12/31/2008...........    $13.32       $ 7.57            0
   01/01/2009 to 12/31/2009...........    $ 7.57       $ 9.98            0
   01/01/2010 to 12/31/2010...........    $ 9.98       $10.38            0
   01/01/2011 to 12/31/2011...........    $10.38       $ 9.14            0
   01/01/2012 to 12/31/2012...........    $ 9.14       $10.81            0
AST LARGE-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.08       $10.44            0
   01/01/2006 to 12/31/2006...........    $10.44       $11.99            0
   01/01/2007 to 12/31/2007...........    $11.99       $11.29            0
   01/01/2008 to 12/31/2008...........    $11.29       $ 6.40            0
   01/01/2009 to 12/31/2009...........    $ 6.40       $ 7.42            0
   01/01/2010 to 12/31/2010...........    $ 7.42       $ 8.14            0
   01/01/2011 to 12/31/2011...........    $ 8.14       $ 7.57            0
   01/01/2012 to 12/31/2012...........    $ 7.57       $ 8.58            0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $ 9.84            0
   01/01/2006 to 12/31/2006...........    $ 9.84       $10.48            0
   01/01/2007 to 12/31/2007...........    $10.48       $10.78            0
   01/01/2008 to 12/31/2008...........    $10.78       $ 8.03            0
   01/01/2009 to 12/31/2009...........    $ 8.03       $10.48            0
   01/01/2010 to 12/31/2010...........    $10.48       $11.53            0
   01/01/2011 to 12/31/2011...........    $11.53       $12.32            0
   01/01/2012 to 12/31/2012...........    $12.32       $12.66            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MARSICO CAPITAL GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.12       $10.78          0
   01/01/2006 to 12/31/2006...........    $10.78       $11.21          0
   01/01/2007 to 12/31/2007...........    $11.21       $12.50          0
   01/01/2008 to 12/31/2008...........    $12.50       $ 6.83          0
   01/01/2009 to 12/31/2009...........    $ 6.83       $ 8.60          0
   01/01/2010 to 12/31/2010...........    $ 8.60       $ 9.99          0
   01/01/2011 to 12/31/2011...........    $ 9.99       $ 9.60          0
   01/01/2012 to 12/31/2012...........    $ 9.60       $10.46          0
AST MFS GLOBAL EQUITY PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.96       $10.36          0
   01/01/2006 to 12/31/2006...........    $10.36       $12.49          0
   01/01/2007 to 12/31/2007...........    $12.49       $13.25          0
   01/01/2008 to 12/31/2008...........    $13.25       $ 8.49          0
   01/01/2009 to 12/31/2009...........    $ 8.49       $10.83          0
   01/01/2010 to 12/31/2010...........    $10.83       $11.77          0
   01/01/2011 to 12/31/2011...........    $11.77       $11.06          0
   01/01/2012 to 12/31/2012...........    $11.06       $13.20          0
AST MFS GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.04       $10.64          0
   01/01/2006 to 12/31/2006...........    $10.64       $11.32          0
   01/01/2007 to 12/31/2007...........    $11.32       $12.63          0
   01/01/2008 to 12/31/2008...........    $12.63       $ 7.81          0
   01/01/2009 to 12/31/2009...........    $ 7.81       $ 9.41          0
   01/01/2010 to 12/31/2010...........    $ 9.41       $10.30          0
   01/01/2011 to 12/31/2011...........    $10.30       $ 9.93          0
   01/01/2012 to 12/31/2012...........    $ 9.93       $11.28          0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........    $10.00       $10.14          0
AST MID-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.06       $10.24          0
   01/01/2006 to 12/31/2006...........    $10.24       $11.34          0
   01/01/2007 to 12/31/2007...........    $11.34       $11.31          0
   01/01/2008 to 12/31/2008...........    $11.31       $ 6.78          0
   01/01/2009 to 12/31/2009...........    $ 6.78       $ 9.14          0
   01/01/2010 to 12/31/2010...........    $ 9.14       $10.96          0
   01/01/2011 to 12/31/2011...........    $10.96       $10.26          0
   01/01/2012 to 12/31/2012...........    $10.26       $11.79          0
AST MONEY MARKET PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $ 9.99          0
   01/01/2006 to 12/31/2006...........    $ 9.99       $10.13          0
   01/01/2007 to 12/31/2007...........    $10.13       $10.31          0
   01/01/2008 to 12/31/2008...........    $10.31       $10.25          0
   01/01/2009 to 12/31/2009...........    $10.25       $ 9.97          0
   01/01/2010 to 12/31/2010...........    $ 9.97       $ 9.67          0
   01/01/2011 to 12/31/2011...........    $ 9.67       $ 9.38          0
   01/01/2012 to 12/31/2012...........    $ 9.38       $ 9.10          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.02       $10.76          0
   01/01/2006 to 12/31/2006...........    $10.76       $11.56          0
   01/01/2007 to 12/31/2007...........    $11.56       $11.57          0
   01/01/2008 to 12/31/2008...........    $11.57       $ 6.48          0
   01/01/2009 to 12/31/2009...........    $ 6.48       $ 8.84          0
   01/01/2010 to 12/31/2010...........    $ 8.84       $10.58          0
   01/01/2011 to 12/31/2011...........    $10.58       $10.01          0
   01/01/2012 to 12/31/2012...........    $10.01       $11.37          0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.05       $11.21          0
   01/01/2006 to 12/31/2006...........    $11.21       $12.40          0
   01/01/2007 to 12/31/2007...........    $12.40       $14.70          0
   01/01/2008 to 12/31/2008...........    $14.70       $ 8.10          0
   01/01/2009 to 12/31/2009...........    $ 8.10       $10.20          0
   01/01/2010 to 12/31/2010...........    $10.20       $12.73          0
   01/01/2011 to 12/31/2011...........    $12.73       $12.56          0
   01/01/2012 to 12/31/2012...........    $12.56       $13.69          0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.01       $10.20          0
   01/01/2006 to 12/31/2006...........    $10.20       $10.66          0
   01/01/2007 to 12/31/2007...........    $10.66       $12.27          0
   01/01/2008 to 12/31/2008...........    $12.27       $ 6.84          0
   01/01/2009 to 12/31/2009...........    $ 6.84       $ 8.13          0
   01/01/2010 to 12/31/2010...........    $ 8.13       $ 9.49          0
   01/01/2011 to 04/29/2011...........    $ 9.49       $10.59          0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.23          0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.10       $ 5.54          0
   01/01/2009 to 12/31/2009...........    $ 5.54       $ 8.95          0
   01/01/2010 to 12/31/2010...........    $ 8.95       $10.61          0
   01/01/2011 to 12/31/2011...........    $10.61       $ 8.21          0
   01/01/2012 to 12/31/2012...........    $ 8.21       $ 9.39          0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $ 9.94          0
   01/01/2006 to 12/31/2006...........    $ 9.94       $10.01          0
   01/01/2007 to 12/31/2007...........    $10.01       $10.37          0
   01/01/2008 to 12/31/2008...........    $10.37       $10.17          0
   01/01/2009 to 12/31/2009...........    $10.17       $10.88          0
   01/01/2010 to 12/31/2010...........    $10.88       $10.96          0
   01/01/2011 to 12/31/2011...........    $10.96       $10.87          0
   01/01/2012 to 12/31/2012...........    $10.87       $11.04          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.99       $10.04             0
   01/01/2006 to 12/31/2006...........    $10.04       $10.10             0
   01/01/2007 to 12/31/2007...........    $10.10       $10.61             0
   01/01/2008 to 12/31/2008...........    $10.61       $10.06             0
   01/01/2009 to 12/31/2009...........    $10.06       $11.37             0
   01/01/2010 to 12/31/2010...........    $11.37       $11.88             0
   01/01/2011 to 12/31/2011...........    $11.88       $11.89             0
   01/01/2012 to 12/31/2012...........    $11.89       $12.61             0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.03             0
   01/01/2006 to 12/31/2006...........    $10.03       $10.50             0
   01/01/2007 to 12/31/2007...........    $10.50       $11.07             0
   01/01/2008 to 12/31/2008...........    $11.07       $ 8.65         4,182
   01/01/2009 to 12/31/2009...........    $ 8.65       $10.07         4,180
   01/01/2010 to 12/31/2010...........    $10.07       $10.80        12,907
   01/01/2011 to 12/31/2011...........    $10.80       $10.58        12,856
   01/01/2012 to 12/31/2012...........    $10.58       $11.33        10,697
AST QMA US EQUITY ALPHA PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.05       $10.28             0
   01/01/2006 to 12/31/2006...........    $10.28       $11.23             0
   01/01/2007 to 12/31/2007...........    $11.23       $11.12             0
   01/01/2008 to 12/31/2008...........    $11.12       $ 6.61             0
   01/01/2009 to 12/31/2009...........    $ 6.61       $ 7.81             0
   01/01/2010 to 12/31/2010...........    $ 7.81       $ 8.72             0
   01/01/2011 to 12/31/2011...........    $ 8.72       $ 8.75             0
   01/01/2012 to 12/31/2012...........    $ 8.75       $10.08             0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 8.82             0
   01/01/2012 to 12/31/2012...........    $ 8.82       $ 9.68             0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $11.49             0
   01/01/2008 to 12/31/2008...........    $11.49       $ 7.22         1,469
   01/01/2009 to 12/31/2009...........    $ 7.22       $ 8.88         1,466
   01/01/2010 to 12/31/2010...........    $ 8.88       $ 9.85         1,464
   01/01/2011 to 12/31/2011...........    $ 9.85       $ 9.33         1,462
   01/01/2012 to 12/31/2012...........    $ 9.33       $10.49         4,117
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.04       $10.20             0
   01/01/2006 to 12/31/2006...........    $10.20       $10.85             0
   01/01/2007 to 12/31/2007...........    $10.85       $11.46             0
   01/01/2008 to 12/31/2008...........    $11.46       $ 7.76             0
   01/01/2009 to 12/31/2009...........    $ 7.76       $ 9.59             0
   01/01/2010 to 12/31/2010...........    $ 9.59       $10.40             0
   01/01/2011 to 12/31/2011...........    $10.40       $ 9.75             0
   01/01/2012 to 12/31/2012...........    $ 9.75       $10.51             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.04       $10.31            0
   01/01/2006 to 12/31/2006...........    $10.31       $11.27            0
   01/01/2007 to 12/31/2007...........    $11.27       $11.71            0
   01/01/2008 to 12/31/2008...........    $11.71       $ 7.38            0
   01/01/2009 to 12/31/2009...........    $ 7.38       $ 9.59            0
   01/01/2010 to 12/31/2010...........    $ 9.59       $12.69            0
   01/01/2011 to 12/31/2011...........    $12.69       $12.19            0
   01/01/2012 to 12/31/2012...........    $12.19       $13.26            0
AST SMALL-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.05       $10.53            0
   01/01/2006 to 12/31/2006...........    $10.53       $12.26            0
   01/01/2007 to 12/31/2007...........    $12.26       $11.22            0
   01/01/2008 to 12/31/2008...........    $11.22       $ 7.65            0
   01/01/2009 to 12/31/2009...........    $ 7.65       $ 9.42            0
   01/01/2010 to 12/31/2010...........    $ 9.42       $11.52            0
   01/01/2011 to 12/31/2011...........    $11.52       $10.51            0
   01/01/2012 to 12/31/2012...........    $10.51       $12.04            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.03       $10.24            0
   01/01/2006 to 12/31/2006...........    $10.24       $11.17            0
   01/01/2007 to 12/31/2007...........    $11.17       $11.52            0
   01/01/2008 to 12/31/2008...........    $11.52       $ 8.28            0
   01/01/2009 to 12/31/2009...........    $ 8.28       $ 9.97            0
   01/01/2010 to 12/31/2010...........    $ 9.97       $10.78            0
   01/01/2011 to 12/31/2011...........    $10.78       $10.67            0
   01/01/2012 to 12/31/2012...........    $10.67       $11.74        1,050
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.08       $10.20            0
   01/01/2006 to 12/31/2006...........    $10.20       $12.00            0
   01/01/2007 to 12/31/2007...........    $12.00       $11.22            0
   01/01/2008 to 12/31/2008...........    $11.22       $ 6.33            0
   01/01/2009 to 12/31/2009...........    $ 6.33       $ 7.60            0
   01/01/2010 to 12/31/2010...........    $ 7.60       $ 8.35            0
   01/01/2011 to 12/31/2011...........    $ 8.35       $ 7.96            0
   01/01/2012 to 12/31/2012...........    $ 7.96       $ 9.06            0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.95       $ 9.34            0
   01/01/2006 to 12/31/2006...........    $ 9.34       $ 9.63            0
   01/01/2007 to 12/31/2007...........    $ 9.63       $10.24            0
   01/01/2008 to 12/31/2008...........    $10.24       $ 9.69            0
   01/01/2009 to 12/31/2009...........    $ 9.69       $10.54            0
   01/01/2010 to 12/31/2010...........    $10.54       $10.81            0
   01/01/2011 to 12/31/2011...........    $10.81       $10.92            0
   01/01/2012 to 12/31/2012...........    $10.92       $11.15            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.02       $11.98           0
   01/01/2006 to 12/31/2006...........    $11.98       $12.28           0
   01/01/2007 to 12/31/2007...........    $12.28       $12.89           0
   01/01/2008 to 12/31/2008...........    $12.89       $ 7.43           0
   01/01/2009 to 12/31/2009...........    $ 7.43       $11.06           0
   01/01/2010 to 12/31/2010...........    $11.06       $12.42           0
   01/01/2011 to 12/31/2011...........    $12.42       $11.84           0
   01/01/2012 to 12/31/2012...........    $11.84       $13.51           0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $11.61           0
   01/01/2006 to 12/31/2006...........    $11.61       $13.05           0
   01/01/2007 to 12/31/2007...........    $13.05       $17.78           0
   01/01/2008 to 12/31/2008...........    $17.78       $ 8.62           0
   01/01/2009 to 12/31/2009...........    $ 8.62       $12.49           0
   01/01/2010 to 12/31/2010...........    $12.49       $14.60           0
   01/01/2011 to 12/31/2011...........    $14.60       $12.05           0
   01/01/2012 to 12/31/2012...........    $12.05       $12.11           0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $ 9.99           0
   01/01/2006 to 12/31/2006...........    $ 9.99       $11.21           0
   01/01/2007 to 12/31/2007...........    $11.21       $11.91           0
   01/01/2008 to 12/31/2008...........    $11.91       $ 6.66           0
   01/01/2009 to 12/31/2009...........    $ 6.66       $ 8.30           0
   01/01/2010 to 12/31/2010...........    $ 8.30       $ 9.23           0
   01/01/2011 to 12/31/2011...........    $ 9.23       $ 8.64           0
   01/01/2012 to 12/31/2012...........    $ 8.64       $ 9.31         331
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $ 9.96           0
   01/01/2008 to 12/31/2008...........    $ 9.96       $ 9.16           0
   01/01/2009 to 12/31/2009...........    $ 9.16       $ 9.92           0
   01/01/2010 to 12/31/2010...........    $ 9.92       $10.37           0
   01/01/2011 to 12/31/2011...........    $10.37       $10.67           0
   01/01/2012 to 12/31/2012...........    $10.67       $11.16           0
EVERGREEN VA GROWTH FUND
   04/15/2005* to 12/31/2005..........    $ 9.82       $11.33           0
   01/01/2006 to 12/31/2006...........    $11.33       $12.20           0
   01/01/2007 to 12/31/2007...........    $12.20       $13.14           0
   01/01/2008 to 12/31/2008...........    $13.14       $ 7.50           0
   01/01/2009 to 12/31/2009...........    $ 7.50       $10.17           0
   01/01/2010 to 07/16/2010...........    $10.17       $ 9.89           0
EVERGREEN VA INTERNATIONAL EQUITY FUND
   03/14/2005 to 12/31/2005...........    $ 9.90       $10.88           0
   01/01/2006 to 12/31/2006...........    $10.88       $13.00           0
   01/01/2007 to 12/31/2007...........    $13.00       $14.50           0
   01/01/2008 to 12/31/2008...........    $14.50       $ 8.23           0
   01/01/2009 to 12/31/2009...........    $ 8.23       $ 9.25           0
   01/01/2010 to 07/16/2010...........    $ 9.25       $ 8.72           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
EVERGREEN VA OMEGA FUND
   03/14/2005 to 12/31/2005...........    $10.02       $10.50          0
   01/01/2006 to 12/31/2006...........    $10.50       $10.79          0
   01/01/2007 to 12/31/2007...........    $10.79       $11.72          0
   01/01/2008 to 12/31/2008...........    $11.72       $ 8.28          0
   01/01/2009 to 12/31/2009...........    $ 8.28       $11.56          0
   01/01/2010 to 07/16/2010...........    $11.56       $10.72          0
FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $ 9.74          0
   01/01/2006 to 12/31/2006...........    $ 9.74       $ 9.83          0
   01/01/2007 to 12/31/2007...........    $ 9.83       $10.07          0
   01/01/2008 to 12/31/2008...........    $10.07       $ 5.49          0
   01/01/2009 to 12/31/2009...........    $ 5.49       $ 6.86          0
   01/01/2010 to 12/31/2010...........    $ 6.86       $ 7.91          0
   01/01/2011 to 12/31/2011...........    $ 7.91       $ 6.84          0
   01/01/2012 to 12/31/2012...........    $ 6.84       $ 7.55          0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........    $10.08       $ 6.58          0
   01/01/2009 to 12/31/2009...........    $ 6.58       $ 8.30          0
   01/01/2010 to 12/31/2010...........    $ 8.30       $ 8.88          0
   01/01/2011 to 12/31/2011...........    $ 8.88       $ 8.47          0
   01/01/2012 to 09/21/2012...........    $ 8.47       $ 9.39          0
GLOBAL DIVIDEND TARGET 15 PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.03       $10.83          0
   01/01/2006 to 12/31/2006...........    $10.83       $14.54          0
   01/01/2007 to 12/31/2007...........    $14.54       $15.99          0
   01/01/2008 to 12/31/2008...........    $15.99       $ 8.87          0
   01/01/2009 to 12/31/2009...........    $ 8.87       $12.14          0
   01/01/2010 to 12/31/2010...........    $12.14       $12.92          0
   01/01/2011 to 12/31/2011...........    $12.92       $11.59          0
   01/01/2012 to 12/31/2012...........    $11.59       $14.10          0
INVESCO V.I. CAPITAL DEVELOPMENT FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $10.03       $ 8.09          0
   01/01/2012 to 04/27/2012...........    $ 8.09       $ 9.13          0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
FORMERLY, INVESCO V.I. DIVIDEND GROWTH FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $ 9.99       $ 9.04          0
   01/01/2012 to 12/31/2012...........    $ 9.04       $10.41          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
INVESCO V.I. DYNAMICS FUND - SERIES I
   03/14/2005 to 12/31/2005...........    $10.05       $10.80          0
   01/01/2006 to 12/31/2006...........    $10.80       $12.16          0
   01/01/2007 to 12/31/2007...........    $12.16       $13.23          0
   01/01/2008 to 12/31/2008...........    $13.23       $ 6.66          0
   01/01/2009 to 12/31/2009...........    $ 6.66       $ 9.21          0
   01/01/2010 to 12/31/2010...........    $ 9.21       $11.06          0
   01/01/2011 to 04/29/2011...........    $11.06       $12.26          0
INVESCO V.I. FINANCIAL SERVICES FUND - SERIES I
   03/14/2005 to 12/31/2005...........    $10.06       $10.62          0
   01/01/2006 to 12/31/2006...........    $10.62       $12.00          0
   01/01/2007 to 12/31/2007...........    $12.00       $ 9.05          0
   01/01/2008 to 12/31/2008...........    $ 9.05       $ 3.56          0
   01/01/2009 to 12/31/2009...........    $ 3.56       $ 4.40          0
   01/01/2010 to 12/31/2010...........    $ 4.40       $ 4.71          0
   01/01/2011 to 04/29/2011...........    $ 4.71       $ 4.95          0
INVESCO V.I. GLOBAL HEALTH CARE FUND - SERIES I
   03/14/2005 to 12/31/2005...........    $10.06       $11.04          0
   01/01/2006 to 12/31/2006...........    $11.04       $11.27          0
   01/01/2007 to 12/31/2007...........    $11.27       $12.23          0
   01/01/2008 to 12/31/2008...........    $12.23       $ 8.47          0
   01/01/2009 to 12/31/2009...........    $ 8.47       $10.49          0
   01/01/2010 to 12/31/2010...........    $10.49       $10.71          0
   01/01/2011 to 12/31/2011...........    $10.71       $10.80          0
   01/01/2012 to 12/31/2012...........    $10.80       $12.67          0
INVESCO V.I. TECHNOLOGY FUND - SERIES I
   03/14/2005 to 12/31/2005...........    $10.00       $10.60          0
   01/01/2006 to 12/31/2006...........    $10.60       $11.36          0
   01/01/2007 to 12/31/2007...........    $11.36       $11.87          0
   01/01/2008 to 12/31/2008...........    $11.87       $ 6.39          0
   01/01/2009 to 12/31/2009...........    $ 6.39       $ 9.75          0
   01/01/2010 to 12/31/2010...........    $ 9.75       $11.48          0
   01/01/2011 to 12/31/2011...........    $11.48       $10.57          0
   01/01/2012 to 12/31/2012...........    $10.57       $11.41          0
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES I
   04/27/2012* to 12/31/2012..........    $10.05       $ 9.67          0
NASDAQ TARGET 15 PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.06       $10.75          0
   01/01/2006 to 12/31/2006...........    $10.75       $11.35          0
   01/01/2007 to 12/31/2007...........    $11.35       $13.40          0
   01/01/2008 to 12/31/2008...........    $13.40       $ 6.38          0
   01/01/2009 to 12/31/2009...........    $ 6.38       $ 7.24          0
   01/01/2010 to 12/31/2010...........    $ 7.24       $ 9.16          0
   01/01/2011 to 12/31/2011...........    $ 9.16       $ 9.00          0
   01/01/2012 to 12/31/2012...........    $ 9.00       $ 9.86          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
NVIT DEVELOPING MARKETS FUND
   03/14/2005 to 12/31/2005...........    $ 9.88       $11.93          0
   01/01/2006 to 12/31/2006...........    $11.93       $15.57          0
   01/01/2007 to 12/31/2007...........    $15.57       $21.67          0
   01/01/2008 to 12/31/2008...........    $21.67       $ 8.86          0
   01/01/2009 to 12/31/2009...........    $ 8.86       $13.94          0
   01/01/2010 to 12/31/2010...........    $13.94       $15.70          0
   01/01/2011 to 12/31/2011...........    $15.70       $11.82          0
   01/01/2012 to 12/31/2012...........    $11.82       $13.39          0
PROFUND VP ASIA 30
   03/14/2005 to 12/31/2005...........    $ 9.99       $11.10          0
   01/01/2006 to 12/31/2006...........    $11.10       $14.99          0
   01/01/2007 to 12/31/2007...........    $14.99       $21.48          0
   01/01/2008 to 12/31/2008...........    $21.48       $10.25          0
   01/01/2009 to 12/31/2009...........    $10.25       $15.33          0
   01/01/2010 to 12/31/2010...........    $15.33       $16.94          0
   01/01/2011 to 12/31/2011...........    $16.94       $11.99          0
   01/01/2012 to 12/31/2012...........    $11.99       $13.43          0
PROFUND VP BANKS
   03/14/2005 to 12/31/2005...........    $10.08       $10.10          0
   01/01/2006 to 12/31/2006...........    $10.10       $11.31          0
   01/01/2007 to 12/31/2007...........    $11.31       $ 7.98          0
   01/01/2008 to 12/31/2008...........    $ 7.98       $ 4.11          0
   01/01/2009 to 12/31/2009...........    $ 4.11       $ 3.81          0
   01/01/2010 to 12/31/2010...........    $ 3.81       $ 4.01          0
   01/01/2011 to 12/31/2011...........    $ 4.01       $ 2.85          0
   01/01/2012 to 12/31/2012...........    $ 2.85       $ 3.68          0
PROFUND VP BASIC MATERIALS
   03/14/2005 to 12/31/2005...........    $ 9.98       $ 9.48          0
   01/01/2006 to 12/31/2006...........    $ 9.48       $10.62          0
   01/01/2007 to 12/31/2007...........    $10.62       $13.46          0
   01/01/2008 to 12/31/2008...........    $13.46       $ 6.34          0
   01/01/2009 to 12/31/2009...........    $ 6.34       $ 9.99          0
   01/01/2010 to 12/31/2010...........    $ 9.99       $12.56          0
   01/01/2011 to 12/31/2011...........    $12.56       $10.22          0
   01/01/2012 to 12/31/2012...........    $10.22       $10.75          0
PROFUND VP BEAR
   03/14/2005 to 12/31/2005...........    $ 9.94       $ 9.54          0
   01/01/2006 to 12/31/2006...........    $ 9.54       $ 8.56          0
   01/01/2007 to 12/31/2007...........    $ 8.56       $ 8.35          0
   01/01/2008 to 12/31/2008...........    $ 8.35       $11.34          0
   01/01/2009 to 12/31/2009...........    $11.34       $ 7.93          0
   01/01/2010 to 12/31/2010...........    $ 7.93       $ 6.32          0
   01/01/2011 to 12/31/2011...........    $ 6.32       $ 5.59          0
   01/01/2012 to 12/31/2012...........    $ 5.59       $ 4.52          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP BIOTECHNOLOGY
   03/14/2005 to 12/31/2005...........    $10.48       $13.48          0
   01/01/2006 to 12/31/2006...........    $13.48       $12.55          0
   01/01/2007 to 12/31/2007...........    $12.55       $12.03          0
   01/01/2008 to 12/31/2008...........    $12.03       $11.88          0
   01/01/2009 to 12/31/2009...........    $11.88       $11.95          0
   01/01/2010 to 12/31/2010...........    $11.95       $12.19          0
   01/01/2011 to 12/31/2011...........    $12.19       $12.60          0
   01/01/2012 to 12/31/2012...........    $12.60       $17.19          0
PROFUND VP BULL
   03/14/2005 to 12/31/2005...........    $10.05       $10.12          0
   01/01/2006 to 12/31/2006...........    $10.12       $11.16          0
   01/01/2007 to 12/31/2007...........    $11.16       $11.21          0
   01/01/2008 to 12/31/2008...........    $11.21       $ 6.77          0
   01/01/2009 to 12/31/2009...........    $ 6.77       $ 8.17          0
   01/01/2010 to 12/31/2010...........    $ 8.17       $ 8.92          0
   01/01/2011 to 12/31/2011...........    $ 8.92       $ 8.66          0
   01/01/2012 to 12/31/2012...........    $ 8.66       $ 9.56          0
PROFUND VP CONSUMER GOODS PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.03       $ 9.73          0
   01/01/2006 to 12/31/2006...........    $ 9.73       $10.63          0
   01/01/2007 to 12/31/2007...........    $10.63       $11.09          0
   01/01/2008 to 12/31/2008...........    $11.09       $ 7.89          0
   01/01/2009 to 12/31/2009...........    $ 7.89       $ 9.30          0
   01/01/2010 to 12/31/2010...........    $ 9.30       $10.59          0
   01/01/2011 to 12/31/2011...........    $10.59       $10.98          0
   01/01/2012 to 12/31/2012...........    $10.98       $11.81          0
PROFUND VP CONSUMER SERVICES
   03/14/2005 to 12/31/2005...........    $10.04       $ 9.66          0
   01/01/2006 to 12/31/2006...........    $ 9.66       $10.50          0
   01/01/2007 to 12/31/2007...........    $10.50       $ 9.34          0
   01/01/2008 to 12/31/2008...........    $ 9.34       $ 6.22          0
   01/01/2009 to 12/31/2009...........    $ 6.22       $ 7.89          0
   01/01/2010 to 12/31/2010...........    $ 7.89       $ 9.29          0
   01/01/2011 to 12/31/2011...........    $ 9.29       $ 9.51          0
   01/01/2012 to 12/31/2012...........    $ 9.51       $11.26          0
PROFUND VP EUROPE 30
   03/14/2005 to 12/31/2005...........    $ 9.99       $10.41          0
   01/01/2006 to 12/31/2006...........    $10.41       $11.87          0
   01/01/2007 to 12/31/2007...........    $11.87       $13.19          0
   01/01/2008 to 12/31/2008...........    $13.19       $ 7.16          0
   01/01/2009 to 12/31/2009...........    $ 7.16       $ 9.19          0
   01/01/2010 to 12/31/2010...........    $ 9.19       $ 9.15          0
   01/01/2011 to 12/31/2011...........    $ 9.15       $ 8.09          0
   01/01/2012 to 12/31/2012...........    $ 8.09       $ 9.15          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP FINANCIALS
   03/14/2005 to 12/31/2005...........    $10.08       $10.53          0
   01/01/2006 to 12/31/2006...........    $10.53       $11.98          0
   01/01/2007 to 12/31/2007...........    $11.98       $ 9.40          0
   01/01/2008 to 12/31/2008...........    $ 9.40       $ 4.51          0
   01/01/2009 to 12/31/2009...........    $ 4.51       $ 5.03          0
   01/01/2010 to 12/31/2010...........    $ 5.03       $ 5.41          0
   01/01/2011 to 12/31/2011...........    $ 5.41       $ 4.52          0
   01/01/2012 to 12/31/2012...........    $ 4.52       $ 5.47          0
PROFUND VP HEALTH CARE
   03/14/2005 to 12/31/2005...........    $10.09       $10.46          0
   01/01/2006 to 12/31/2006...........    $10.46       $10.68          0
   01/01/2007 to 12/31/2007...........    $10.68       $11.04          0
   01/01/2008 to 12/31/2008...........    $11.04       $ 8.11          0
   01/01/2009 to 12/31/2009...........    $ 8.11       $ 9.40          0
   01/01/2010 to 12/31/2010...........    $ 9.40       $ 9.38          0
   01/01/2011 to 12/31/2011...........    $ 9.38       $10.02          0
   01/01/2012 to 12/31/2012...........    $10.02       $11.41          0
PROFUND VP INDUSTRIALS
   03/14/2005 to 12/31/2005...........    $10.06       $10.06          0
   01/01/2006 to 12/31/2006...........    $10.06       $10.90          0
   01/01/2007 to 12/31/2007...........    $10.90       $11.81          0
   01/01/2008 to 12/31/2008...........    $11.81       $ 6.82          0
   01/01/2009 to 12/31/2009...........    $ 6.82       $ 8.21          0
   01/01/2010 to 12/31/2010...........    $ 8.21       $ 9.85          0
   01/01/2011 to 12/31/2011...........    $ 9.85       $ 9.38          0
   01/01/2012 to 12/31/2012...........    $ 9.38       $10.54          0
PROFUND VP INTERNET
   03/14/2005 to 12/31/2005...........    $ 9.94       $12.71          0
   01/01/2006 to 12/31/2006...........    $12.71       $12.50          0
   01/01/2007 to 12/31/2007...........    $12.50       $13.36          0
   01/01/2008 to 12/31/2008...........    $13.36       $ 7.15          0
   01/01/2009 to 12/31/2009...........    $ 7.15       $12.29          0
   01/01/2010 to 12/31/2010...........    $12.29       $16.13          0
   01/01/2011 to 12/31/2011...........    $16.13       $14.57          0
   01/01/2012 to 12/31/2012...........    $14.57       $16.92          0
PROFUND VP JAPAN
   03/14/2005 to 12/31/2005...........    $ 9.95       $13.38          0
   01/01/2006 to 12/31/2006...........    $13.38       $14.38          0
   01/01/2007 to 12/31/2007...........    $14.38       $12.56          0
   01/01/2008 to 12/31/2008...........    $12.56       $ 7.20          0
   01/01/2009 to 12/31/2009...........    $ 7.20       $ 7.71          0
   01/01/2010 to 12/31/2010...........    $ 7.71       $ 6.99          0
   01/01/2011 to 12/31/2011...........    $ 6.99       $ 5.52          0
   01/01/2012 to 12/31/2012...........    $ 5.52       $ 6.59          0
PROFUND VP LARGE-CAP GROWTH
   03/14/2005 to 12/31/2005...........    $10.03       $ 9.98          0
   01/01/2006 to 12/31/2006...........    $ 9.98       $10.56          0
   01/01/2007 to 12/31/2007...........    $10.56       $10.96          0
   01/01/2008 to 12/31/2008...........    $10.96       $ 6.85          0
   01/01/2009 to 12/31/2009...........    $ 6.85       $ 8.62          0
   01/01/2010 to 12/31/2010...........    $ 8.62       $ 9.47          0
   01/01/2011 to 12/31/2011...........    $ 9.47       $ 9.47          0
   01/01/2012 to 12/31/2012...........    $ 9.47       $10.36          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP LARGE-CAP VALUE
   03/14/2005 to 12/31/2005...........    $10.07       $10.20          0
   01/01/2006 to 12/31/2006...........    $10.20       $11.74          0
   01/01/2007 to 12/31/2007...........    $11.74       $11.40          0
   01/01/2008 to 12/31/2008...........    $11.40       $ 6.59          0
   01/01/2009 to 12/31/2009...........    $ 6.59       $ 7.63          0
   01/01/2010 to 12/31/2010...........    $ 7.63       $ 8.36          0
   01/01/2011 to 12/31/2011...........    $ 8.36       $ 8.00          0
   01/01/2012 to 12/31/2012...........    $ 8.00       $ 8.96          0
PROFUND VP MID-CAP GROWTH
   03/14/2005 to 12/31/2005...........    $10.06       $10.76          0
   01/01/2006 to 12/31/2006...........    $10.76       $10.85          0
   01/01/2007 to 12/31/2007...........    $10.85       $11.76          0
   01/01/2008 to 12/31/2008...........    $11.76       $ 6.98          0
   01/01/2009 to 12/31/2009...........    $ 6.98       $ 9.36          0
   01/01/2010 to 12/31/2010...........    $ 9.36       $11.66          0
   01/01/2011 to 12/31/2011...........    $11.66       $10.99          0
   01/01/2012 to 12/31/2012...........    $10.99       $12.30          0
PROFUND VP MID-CAP VALUE
   03/14/2005 to 12/31/2005...........    $10.09       $10.60          0
   01/01/2006 to 12/31/2006...........    $10.60       $11.55          0
   01/01/2007 to 12/31/2007...........    $11.55       $11.31          0
   01/01/2008 to 12/31/2008...........    $11.31       $ 6.99          0
   01/01/2009 to 12/31/2009...........    $ 6.99       $ 8.87          0
   01/01/2010 to 12/31/2010...........    $ 8.87       $10.36          0
   01/01/2011 to 12/31/2011...........    $10.36       $ 9.66          0
   01/01/2012 to 12/31/2012...........    $ 9.66       $10.92          0
PROFUND VP NASDAQ-100
   03/14/2005 to 12/31/2005...........    $10.06       $10.55          0
   01/01/2006 to 12/31/2006...........    $10.55       $10.79          0
   01/01/2007 to 12/31/2007...........    $10.79       $12.31          0
   01/01/2008 to 12/31/2008...........    $12.31       $ 6.87          0
   01/01/2009 to 12/31/2009...........    $ 6.87       $10.13          0
   01/01/2010 to 12/31/2010...........    $10.13       $11.62          0
   01/01/2011 to 12/31/2011...........    $11.62       $11.43          0
   01/01/2012 to 12/31/2012...........    $11.43       $12.89          0
PROFUND VP OIL & GAS
   03/14/2005 to 12/31/2005...........    $10.07       $10.92          0
   01/01/2006 to 12/31/2006...........    $10.92       $12.78          0
   01/01/2007 to 12/31/2007...........    $12.78       $16.42          0
   01/01/2008 to 12/31/2008...........    $16.42       $10.04          0
   01/01/2009 to 12/31/2009...........    $10.04       $11.25          0
   01/01/2010 to 12/31/2010...........    $11.25       $12.85          0
   01/01/2011 to 12/31/2011...........    $12.85       $12.75          0
   01/01/2012 to 12/31/2012...........    $12.75       $12.72          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP PHARMACEUTICALS
   03/14/2005 to 12/31/2005...........    $10.02       $ 9.44          0
   01/01/2006 to 12/31/2006...........    $ 9.44       $10.27          0
   01/01/2007 to 12/31/2007...........    $10.27       $10.19          0
   01/01/2008 to 12/31/2008...........    $10.19       $ 7.96          0
   01/01/2009 to 12/31/2009...........    $ 7.96       $ 9.02          0
   01/01/2010 to 12/31/2010...........    $ 9.02       $ 8.79          0
   01/01/2011 to 12/31/2011...........    $ 8.79       $ 9.91          0
   01/01/2012 to 12/31/2012...........    $ 9.91       $10.75          0
PROFUND VP PRECIOUS METALS
   03/14/2005 to 12/31/2005...........    $ 9.89       $12.00          0
   01/01/2006 to 12/31/2006...........    $12.00       $12.49          0
   01/01/2007 to 12/31/2007...........    $12.49       $14.84          0
   01/01/2008 to 12/31/2008...........    $14.84       $ 9.96          0
   01/01/2009 to 12/31/2009...........    $ 9.96       $13.08          0
   01/01/2010 to 12/31/2010...........    $13.08       $16.87          0
   01/01/2011 to 12/31/2011...........    $16.87       $13.22          0
   01/01/2012 to 12/31/2012...........    $13.22       $10.95          0
PROFUND VP REAL ESTATE
   03/14/2005 to 12/31/2005...........    $10.15       $11.17          0
   01/01/2006 to 12/31/2006...........    $11.17       $14.36          0
   01/01/2007 to 12/31/2007...........    $14.36       $11.20          0
   01/01/2008 to 12/31/2008...........    $11.20       $ 6.38          0
   01/01/2009 to 12/31/2009...........    $ 6.38       $ 7.91          0
   01/01/2010 to 12/31/2010...........    $ 7.91       $ 9.57          0
   01/01/2011 to 12/31/2011...........    $ 9.57       $ 9.73          0
   01/01/2012 to 12/31/2012...........    $ 9.73       $11.05          0
PROFUND VP RISING RATES OPPORTUNITY
   03/14/2005 to 12/31/2005...........    $ 9.91       $ 9.08          0
   01/01/2006 to 12/31/2006...........    $ 9.08       $ 9.71          0
   01/01/2007 to 12/31/2007...........    $ 9.71       $ 8.92          0
   01/01/2008 to 12/31/2008...........    $ 8.92       $ 5.37          0
   01/01/2009 to 12/31/2009...........    $ 5.37       $ 6.88          0
   01/01/2010 to 12/31/2010...........    $ 6.88       $ 5.61          0
   01/01/2011 to 12/31/2011...........    $ 5.61       $ 3.40          0
   01/01/2012 to 12/31/2012...........    $ 3.40       $ 3.07          0
PROFUND VP SEMICONDUCTOR
   03/14/2005 to 12/31/2005...........    $10.04       $10.65          0
   01/01/2006 to 12/31/2006...........    $10.65       $ 9.60          0
   01/01/2007 to 12/31/2007...........    $ 9.60       $ 9.97          0
   01/01/2008 to 12/31/2008...........    $ 9.97       $ 4.85          0
   01/01/2009 to 12/31/2009...........    $ 4.85       $ 7.72          0
   01/01/2010 to 12/31/2010...........    $ 7.72       $ 8.42          0
   01/01/2011 to 12/31/2011...........    $ 8.42       $ 7.85          0
   01/01/2012 to 12/31/2012...........    $ 7.85       $ 7.29          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP SHORT MID-CAP
   03/14/2005 to 12/31/2005...........    $ 9.93       $ 8.94          0
   01/01/2006 to 12/31/2006...........    $ 8.94       $ 8.36          0
   01/01/2007 to 12/31/2007...........    $ 8.36       $ 7.87          0
   01/01/2008 to 12/31/2008...........    $ 7.87       $10.07          0
   01/01/2009 to 12/31/2009...........    $10.07       $ 6.31          0
   01/01/2010 to 12/31/2010...........    $ 6.31       $ 4.54          0
   01/01/2011 to 12/31/2011...........    $ 4.54       $ 4.04          0
   01/01/2012 to 12/31/2012...........    $ 4.04       $ 3.18          0
PROFUND VP SHORT NASDAQ-100
   03/14/2005 to 12/31/2005...........    $ 9.94       $ 9.14          0
   01/01/2006 to 12/31/2006...........    $ 9.14       $ 8.75          0
   01/01/2007 to 12/31/2007...........    $ 8.75       $ 7.50          0
   01/01/2008 to 12/31/2008...........    $ 7.50       $10.78          0
   01/01/2009 to 12/31/2009...........    $10.78       $ 6.21          0
   01/01/2010 to 12/31/2010...........    $ 6.21       $ 4.74          0
   01/01/2011 to 12/31/2011...........    $ 4.74       $ 4.12          0
   01/01/2012 to 12/31/2012...........    $ 4.12       $ 3.25          0
PROFUND VP SHORT SMALL-CAP
   03/14/2005 to 12/31/2005...........    $ 9.95       $ 9.17          0
   01/01/2006 to 12/31/2006...........    $ 9.17       $ 7.84          0
   01/01/2007 to 12/31/2007...........    $ 7.84       $ 7.95          0
   01/01/2008 to 12/31/2008...........    $ 7.95       $ 9.57          0
   01/01/2009 to 12/31/2009...........    $ 9.57       $ 6.28          0
   01/01/2010 to 12/31/2010...........    $ 6.28       $ 4.33          0
   01/01/2011 to 12/31/2011...........    $ 4.33       $ 3.82          0
   01/01/2012 to 12/31/2012...........    $ 3.82       $ 3.00          0
PROFUND VP SMALL-CAP GROWTH
   03/14/2005 to 12/31/2005...........    $10.04       $10.48          0
   01/01/2006 to 12/31/2006...........    $10.48       $11.05          0
   01/01/2007 to 12/31/2007...........    $11.05       $11.15          0
   01/01/2008 to 12/31/2008...........    $11.15       $ 7.13          0
   01/01/2009 to 12/31/2009...........    $ 7.13       $ 8.73          0
   01/01/2010 to 12/31/2010...........    $ 8.73       $10.65          0
   01/01/2011 to 12/31/2011...........    $10.65       $10.46          0
   01/01/2012 to 12/31/2012...........    $10.46       $11.41          0
PROFUND VP SMALL-CAP VALUE
   03/14/2005 to 12/31/2005...........    $10.04       $10.30          0
   01/01/2006 to 12/31/2006...........    $10.30       $11.73          0
   01/01/2007 to 12/31/2007...........    $11.73       $10.55          0
   01/01/2008 to 12/31/2008...........    $10.55       $ 7.09          0
   01/01/2009 to 12/31/2009...........    $ 7.09       $ 8.29          0
   01/01/2010 to 12/31/2010...........    $ 8.29       $ 9.81          0
   01/01/2011 to 12/31/2011...........    $ 9.81       $ 9.13          0
   01/01/2012 to 12/31/2012...........    $ 9.13       $10.29          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP TECHNOLOGY
   03/14/2005 to 12/31/2005...........    $10.03       $10.54          0
   01/01/2006 to 12/31/2006...........    $10.54       $11.05          0
   01/01/2007 to 12/31/2007...........    $11.05       $12.26          0
   01/01/2008 to 12/31/2008...........    $12.26       $ 6.62          0
   01/01/2009 to 12/31/2009...........    $ 6.62       $10.36          0
   01/01/2010 to 12/31/2010...........    $10.36       $11.13          0
   01/01/2011 to 12/31/2011...........    $11.13       $10.65          0
   01/01/2012 to 12/31/2012...........    $10.65       $11.39          0
PROFUND VP TELECOMMUNICATIONS
   03/14/2005 to 12/31/2005...........    $10.03       $ 9.74          0
   01/01/2006 to 12/31/2006...........    $ 9.74       $12.68          0
   01/01/2007 to 12/31/2007...........    $12.68       $13.33          0
   01/01/2008 to 12/31/2008...........    $13.33       $ 8.48          0
   01/01/2009 to 12/31/2009...........    $ 8.48       $ 8.83          0
   01/01/2010 to 12/31/2010...........    $ 8.83       $ 9.91          0
   01/01/2011 to 12/31/2011...........    $ 9.91       $ 9.79          0
   01/01/2012 to 12/31/2012...........    $ 9.79       $11.06          0
PROFUND VP U.S. GOVERNMENT PLUS
   03/14/2005 to 12/31/2005...........    $10.08       $10.54          0
   01/01/2006 to 12/31/2006...........    $10.54       $ 9.76          0
   01/01/2007 to 12/31/2007...........    $ 9.76       $10.43          0
   01/01/2008 to 12/31/2008...........    $10.43       $15.14          0
   01/01/2009 to 12/31/2009...........    $15.14       $ 9.90          0
   01/01/2010 to 12/31/2010...........    $ 9.90       $10.57          0
   01/01/2011 to 12/31/2011...........    $10.57       $14.72          0
   01/01/2012 to 12/31/2012...........    $14.72       $14.42          0
PROFUND VP ULTRABULL
   03/14/2005 to 12/31/2005...........    $10.11       $10.25          0
   01/01/2006 to 12/31/2006...........    $10.25       $12.23          0
   01/01/2007 to 12/31/2007...........    $12.23       $11.96          0
   01/01/2008 to 12/31/2008...........    $11.96       $ 3.78          0
   01/01/2009 to 12/31/2009...........    $ 3.78       $ 5.31          0
   01/01/2010 to 12/31/2010...........    $ 5.31       $ 6.29          0
   01/01/2011 to 12/31/2011...........    $ 6.29       $ 5.81          0
   01/01/2012 to 12/31/2012...........    $ 5.81       $ 7.26          0
PROFUND VP ULTRAMID-CAP
   03/14/2005 to 12/31/2005...........    $10.15       $11.38          0
   01/01/2006 to 12/31/2006...........    $11.38       $12.22          0
   01/01/2007 to 12/31/2007...........    $12.22       $12.55          0
   01/01/2008 to 12/31/2008...........    $12.55       $ 3.96          0
   01/01/2009 to 12/31/2009...........    $ 3.96       $ 6.37          0
   01/01/2010 to 12/31/2010...........    $ 6.37       $ 9.25          0
   01/01/2011 to 12/31/2011...........    $ 9.25       $ 7.74          0
   01/01/2012 to 12/31/2012...........    $ 7.74       $ 9.95          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP ULTRANASDAQ-100
   03/14/2005 to 12/31/2005...........    $10.15       $11.04          0
   01/01/2006 to 12/31/2006...........    $11.04       $11.23          0
   01/01/2007 to 12/31/2007...........    $11.23       $14.00          0
   01/01/2008 to 12/31/2008...........    $14.00       $ 3.70          0
   01/01/2009 to 12/31/2009...........    $ 3.70       $ 7.87          0
   01/01/2010 to 12/31/2010...........    $ 7.87       $10.32          0
   01/01/2011 to 12/31/2011...........    $10.32       $ 9.90          0
   01/01/2012 to 12/31/2012...........    $ 9.90       $12.84          0
PROFUND VP ULTRASMALL-CAP
   03/14/2005 to 12/31/2005...........    $10.11       $10.66          0
   01/01/2006 to 12/31/2006...........    $10.66       $13.03          0
   01/01/2007 to 12/31/2007...........    $13.03       $10.97          0
   01/01/2008 to 12/31/2008...........    $10.97       $ 3.60          0
   01/01/2009 to 12/31/2009...........    $ 3.60       $ 4.89          0
   01/01/2010 to 12/31/2010...........    $ 4.89       $ 7.04          0
   01/01/2011 to 12/31/2011...........    $ 7.04       $ 5.55          0
   01/01/2012 to 12/31/2012...........    $ 5.55       $ 6.97          0
PROFUND VP UTILITIES
   03/14/2005 to 12/31/2005...........    $10.17       $10.60          0
   01/01/2006 to 12/31/2006...........    $10.60       $12.26          0
   01/01/2007 to 12/31/2007...........    $12.26       $13.77          0
   01/01/2008 to 12/31/2008...........    $13.77       $ 9.26          0
   01/01/2009 to 12/31/2009...........    $ 9.26       $ 9.94          0
   01/01/2010 to 12/31/2010...........    $ 9.94       $10.22          0
   01/01/2011 to 12/31/2011...........    $10.22       $11.65          0
   01/01/2012 to 12/31/2012...........    $11.65       $11.31          0
PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.93       $11.18          0
   01/01/2006 to 12/31/2006...........    $11.18       $13.12          0
   01/01/2007 to 12/31/2007...........    $13.12       $15.22          0
   01/01/2008 to 12/31/2008...........    $15.22       $ 7.34          0
   01/01/2009 to 12/31/2009...........    $ 7.34       $ 9.76          0
   01/01/2010 to 12/31/2010...........    $ 9.76       $10.79          0
   01/01/2011 to 12/31/2011...........    $10.79       $ 8.91          0
   01/01/2012 to 12/31/2012...........    $ 8.91       $10.58          0
S&P TARGET 24 PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.10       $10.48          0
   01/01/2006 to 12/31/2006...........    $10.48       $10.46          0
   01/01/2007 to 12/31/2007...........    $10.46       $10.57          0
   01/01/2008 to 12/31/2008...........    $10.57       $ 7.39          0
   01/01/2009 to 12/31/2009...........    $ 7.39       $ 8.15          0
   01/01/2010 to 12/31/2010...........    $ 8.15       $ 9.44          0
   01/01/2011 to 12/31/2011...........    $ 9.44       $ 9.94          0
   01/01/2012 to 12/31/2012...........    $ 9.94       $10.55          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
TARGET MANAGED VIP PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.02       $10.43          0
   01/01/2006 to 12/31/2006...........    $10.43       $11.29          0
   01/01/2007 to 12/31/2007...........    $11.29       $11.98          0
   01/01/2008 to 12/31/2008...........    $11.98       $ 6.41          0
   01/01/2009 to 12/31/2009...........    $ 6.41       $ 7.03          0
   01/01/2010 to 12/31/2010...........    $ 7.03       $ 8.12          0
   01/01/2011 to 12/31/2011...........    $ 8.12       $ 7.75          0
   01/01/2012 to 12/31/2012...........    $ 7.75       $ 8.49          0
THE DOW DART 10 PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.03       $ 9.53          0
   01/01/2006 to 12/31/2006...........    $ 9.53       $11.61          0
   01/01/2007 to 12/31/2007...........    $11.61       $11.33          0
   01/01/2008 to 12/31/2008...........    $11.33       $ 7.86          0
   01/01/2009 to 12/31/2009...........    $ 7.86       $ 8.69          0
   01/01/2010 to 12/31/2010...........    $ 8.69       $ 9.84          0
   01/01/2011 to 12/31/2011...........    $ 9.84       $10.28          0
   01/01/2012 to 12/31/2012...........    $10.28       $11.04          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
THE DOW TARGET DIVIDEND PORTFOLIO
   05/02/2005* to 12/31/2005..........    $10.00       $ 9.67          0
   01/01/2006 to 12/31/2006...........    $ 9.67       $11.08          0
   01/01/2007 to 12/31/2007...........    $11.08       $10.87          0
   01/01/2008 to 12/31/2008...........    $10.87       $ 6.27          0
   01/01/2009 to 12/31/2009...........    $ 6.27       $ 6.94          0
   01/01/2010 to 12/31/2010...........    $ 6.94       $ 7.84          0
   01/01/2011 to 12/31/2011...........    $ 7.84       $ 8.06          0
   01/01/2012 to 12/31/2012...........    $ 8.06       $ 8.26          0
VALUE LINE TARGET 25 PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $11.11          0
   01/01/2006 to 12/31/2006...........    $11.11       $11.08          0
   01/01/2007 to 12/31/2007...........    $11.08       $12.71          0
   01/01/2008 to 12/31/2008...........    $12.71       $ 5.57          0
   01/01/2009 to 12/31/2009...........    $ 5.57       $ 5.78          0
   01/01/2010 to 12/31/2010...........    $ 5.78       $ 7.32          0
   01/01/2011 to 12/31/2011...........    $ 7.32       $ 5.35          0
   01/01/2012 to 12/31/2012...........    $ 5.35       $ 6.29          0
WELLS FARGO ADVANTAGE VT EQUITY INCOME
   03/14/2005 to 12/31/2005...........    $10.07       $10.08          0
   01/01/2006 to 12/31/2006...........    $10.08       $11.60          0
   01/01/2007 to 12/31/2007...........    $11.60       $11.56          0
   01/01/2008 to 12/31/2008...........    $11.56       $ 7.13          0
   01/01/2009 to 12/31/2009...........    $ 7.13       $ 8.08          0
   01/01/2010 to 07/16/2010...........    $ 8.08       $ 7.70          0
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $ 8.74       $10.50          0
   01/01/2011 to 12/31/2011...........    $10.50       $ 8.88          0
   01/01/2012 to 12/31/2012...........    $ 8.88       $ 9.79          0
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
   07/16/2010* to 12/31/2010..........    $ 7.70       $ 8.92          0
   01/01/2011 to 12/31/2011...........    $ 8.92       $ 8.46          0
   01/01/2012 to 12/31/2012...........    $ 8.46       $ 9.81          0
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $10.72       $13.43          0
   01/01/2011 to 12/31/2011...........    $13.43       $12.33          0
   01/01/2012 to 12/31/2012...........    $12.33       $14.44          0
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $ 9.59       $12.17          0
   01/01/2011 to 12/31/2011...........    $12.17       $11.29          0
   01/01/2012 to 12/31/2012...........    $11.29       $11.84          0

* Denotes the start date of these sub-accounts

                                   ASXT SIX

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

       ACCUMULATION UNIT VALUES: BENEFICIARY CONTINUATION OPTION - 1.00%
                           SETTLEMENT SERVICE CHARGE

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
ACCESS VP HIGH YIELD FUND
   03/19/2007* to 12/31/2007..........    $11.70       $11.98        18,903
   01/01/2008 to 12/31/2008...........    $11.98       $11.31         2,910
   01/01/2009 to 12/31/2009...........    $11.31       $13.10         3,789
   01/01/2010 to 12/31/2010...........    $13.10       $15.09         5,807
   01/01/2011 to 12/31/2011...........    $15.09       $15.35        35,322
   01/01/2012 to 12/31/2012...........    $15.35       $17.34        19,933
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........    $11.08       $11.99       411,706
   01/01/2008 to 12/31/2008...........    $11.99       $ 8.09       371,911
   01/01/2009 to 12/31/2009...........    $ 8.09       $ 9.96       250,364
   01/01/2010 to 12/31/2010...........    $ 9.96       $11.04       243,717
   01/01/2011 to 12/31/2011...........    $11.04       $10.64       237,622
   01/01/2012 to 12/31/2012...........    $10.64       $11.86       240,813
AST ADVANCED STRATEGIES PORTFOLIO
   03/19/2007* to 12/31/2007..........    $10.80       $11.62       226,629
   01/01/2008 to 12/31/2008...........    $11.62       $ 8.07       252,802
   01/01/2009 to 12/31/2009...........    $ 8.07       $10.09       239,014
   01/01/2010 to 12/31/2010...........    $10.09       $11.35       184,259
   01/01/2011 to 12/31/2011...........    $11.35       $11.25       191,948
   01/01/2012 to 12/31/2012...........    $11.25       $12.66       256,281
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........    $17.44       $17.54       228,111
   01/01/2008 to 12/31/2008...........    $17.54       $11.33       154,997
   01/01/2009 to 12/31/2009...........    $11.33       $13.21       198,496
   01/01/2010 to 12/31/2010...........    $13.21       $14.89       169,315
   01/01/2011 to 12/31/2011...........    $14.89       $15.27       162,593
   01/01/2012 to 05/04/2012...........    $15.27       $16.63             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BALANCED ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........    $11.00       $11.86       133,094
   01/01/2008 to 12/31/2008...........    $11.86       $ 8.37       237,851
   01/01/2009 to 12/31/2009...........    $ 8.37       $10.22       257,542
   01/01/2010 to 12/31/2010...........    $10.22       $11.36       323,653
   01/01/2011 to 12/31/2011...........    $11.36       $11.11       402,312
   01/01/2012 to 12/31/2012...........    $11.11       $12.37       420,485
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 9.21           608
   01/01/2012 to 12/31/2012...........    $ 9.21       $10.20           601
AST BLACKROCK VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........    $14.65       $14.77       205,376
   01/01/2008 to 12/31/2008...........    $14.77       $ 9.17       175,827
   01/01/2009 to 12/31/2009...........    $ 9.17       $10.73       110,665
   01/01/2010 to 12/31/2010...........    $10.73       $11.95        84,321
   01/01/2011 to 12/31/2011...........    $11.95       $11.77        70,324
   01/01/2012 to 12/31/2012...........    $11.77       $13.21        70,906
AST BOND PORTFOLIO 2015
   01/28/2008* to 12/31/2008..........    $10.00       $11.38       161,639
   01/01/2009 to 12/31/2009...........    $11.38       $11.23       140,596
   01/01/2010 to 12/31/2010...........    $11.23       $12.16        82,764
   01/01/2011 to 12/31/2011...........    $12.16       $12.81        90,616
   01/01/2012 to 12/31/2012...........    $12.81       $13.06        53,184
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........    $10.00       $ 9.45           981
   01/01/2010 to 12/31/2010...........    $ 9.45       $10.35         1,607
   01/01/2011 to 12/31/2011...........    $10.35       $11.23         5,489
   01/01/2012 to 12/31/2012...........    $11.23       $11.58         5,649
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010..........    $10.00       $10.85             0
   01/01/2011 to 12/31/2011...........    $10.85       $11.97         1,453
   01/01/2012 to 12/31/2012...........    $11.97       $12.45         2,044
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........    $10.00       $12.13        11,683
   01/01/2009 to 12/31/2009...........    $12.13       $11.28         9,475
   01/01/2010 to 12/31/2010...........    $11.28       $12.41             0
   01/01/2011 to 12/31/2011...........    $12.41       $13.96         2,627
   01/01/2012 to 12/31/2012...........    $13.96       $14.61         4,673
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........    $10.00       $12.20         9,569
   01/01/2009 to 12/31/2009...........    $12.20       $11.14             0
   01/01/2010 to 12/31/2010...........    $11.14       $12.29         4,945
   01/01/2011 to 12/31/2011...........    $12.29       $14.11             0
   01/01/2012 to 12/31/2012...........    $14.11       $14.78        12,165

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........    $10.00       $ 8.86             0
   01/01/2010 to 12/31/2010...........    $ 8.86       $ 9.81         1,268
   01/01/2011 to 12/31/2011...........    $ 9.81       $11.53             0
   01/01/2012 to 12/31/2012...........    $11.53       $12.13           768
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........    $10.00       $11.10         2,981
   01/01/2011 to 12/31/2011...........    $11.10       $13.22         6,222
   01/01/2012 to 12/31/2012...........    $13.22       $13.97             0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........    $10.00       $12.12         3,562
   01/01/2012 to 12/31/2012...........    $12.12       $12.70        19,197
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........    $10.00       $10.48        10,462
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........    $11.22       $12.24       420,583
   01/01/2008 to 12/31/2008...........    $12.24       $ 7.88       495,503
   01/01/2009 to 12/31/2009...........    $ 7.88       $ 9.78       462,021
   01/01/2010 to 12/31/2010...........    $ 9.78       $10.98       364,312
   01/01/2011 to 12/31/2011...........    $10.98       $10.61       310,209
   01/01/2012 to 12/31/2012...........    $10.61       $11.94       351,268
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.05         3,529
   01/01/2008 to 12/31/2008...........    $10.05       $ 7.21        13,812
   01/01/2009 to 12/31/2009...........    $ 7.21       $ 8.80        41,533
   01/01/2010 to 12/31/2010...........    $ 8.80       $ 9.75        52,644
   01/01/2011 to 12/31/2011...........    $ 9.75       $ 9.48       111,110
   01/01/2012 to 12/31/2012...........    $ 9.48       $10.35       139,141
AST COHEN & STEERS REALTY PORTFOLIO
   03/19/2007* to 12/31/2007..........    $31.90       $24.67       155,081
   01/01/2008 to 12/31/2008...........    $24.67       $15.86       111,995
   01/01/2009 to 12/31/2009...........    $15.86       $20.71        96,981
   01/01/2010 to 12/31/2010...........    $20.71       $26.39        88,762
   01/01/2011 to 12/31/2011...........    $26.39       $27.85        75,280
   01/01/2012 to 12/31/2012...........    $27.85       $31.80        92,654
AST DEAM SMALL-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........    $15.51       $12.80        75,539
   01/01/2008 to 07/18/2008...........    $12.80       $11.77             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........    $12.62       $13.64       189,572
   01/01/2008 to 12/31/2008...........    $13.64       $ 7.55       125,578
   01/01/2009 to 12/31/2009...........    $ 7.55       $ 9.92        89,622
   01/01/2010 to 12/31/2010...........    $ 9.92       $13.01        81,914
   01/01/2011 to 12/31/2011...........    $13.01       $11.19       137,269
   01/01/2012 to 12/31/2012...........    $11.19       $13.30       130,099
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.01             0
   01/01/2008 to 12/31/2008...........    $10.01       $ 7.21            70
   01/01/2009 to 12/31/2009...........    $ 7.21       $ 8.66             0
   01/01/2010 to 12/31/2010...........    $ 8.66       $ 9.71         3,036
   01/01/2011 to 12/31/2011...........    $ 9.71       $ 9.38        15,195
   01/01/2012 to 12/31/2012...........    $ 9.38       $10.55        30,124
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   03/19/2007* to 12/31/2007..........    $10.69       $11.43       343,893
   01/01/2008 to 12/31/2008...........    $11.43       $ 7.41       176,530
   01/01/2009 to 12/31/2009...........    $ 7.41       $ 9.09       152,714
   01/01/2010 to 12/31/2010...........    $ 9.09       $10.29       126,118
   01/01/2011 to 12/31/2011...........    $10.29       $10.03       140,161
   01/01/2012 to 12/31/2012...........    $10.03       $10.99       144,585
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   03/19/2007* to 12/31/2007..........    $10.49       $11.62       104,706
   01/01/2008 to 12/31/2008...........    $11.62       $ 6.82       145,715
   01/01/2009 to 12/31/2009...........    $ 6.82       $ 8.51       130,430
   01/01/2010 to 12/31/2010...........    $ 8.51       $10.02       119,611
   01/01/2011 to 12/31/2011...........    $10.02       $ 9.31       121,090
   01/01/2012 to 12/31/2012...........    $ 9.31       $10.40        69,098
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.00       $ 7.50             0
   01/01/2009 to 11/13/2009...........    $ 7.50       $ 8.43             0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.80        64,500
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.18       $ 6.13           192
   01/01/2009 to 12/31/2009...........    $ 6.13       $ 8.20         3,269
   01/01/2010 to 12/31/2010...........    $ 8.20       $ 9.76         8,104
   01/01/2011 to 12/31/2011...........    $ 9.76       $ 9.18        10,323
   01/01/2012 to 12/31/2012...........    $ 9.18       $11.52        14,435

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........    $23.34       $26.68       406,767
   01/01/2008 to 12/31/2008...........    $26.68       $15.77       306,283
   01/01/2009 to 12/31/2009...........    $15.77       $23.33       257,290
   01/01/2010 to 12/31/2010...........    $23.33       $25.47       222,209
   01/01/2011 to 12/31/2011...........    $25.47       $24.22       190,087
   01/01/2012 to 12/31/2012...........    $24.22       $28.72       164,258
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........    $28.49       $29.91       507,472
   01/01/2008 to 12/31/2008...........    $29.91       $17.56       379,447
   01/01/2009 to 12/31/2009...........    $17.56       $20.72       266,028
   01/01/2010 to 12/31/2010...........    $20.72       $23.16       214,419
   01/01/2011 to 12/31/2011...........    $23.16       $21.66       193,150
   01/01/2012 to 12/31/2012...........    $21.66       $25.66       182,309
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........    $ 4.77       $ 5.43       362,040
   01/01/2008 to 12/31/2008...........    $ 5.43       $ 3.18       295,139
   01/01/2009 to 12/31/2009...........    $ 3.18       $ 4.95       301,894
   01/01/2010 to 12/31/2010...........    $ 4.95       $ 5.87       288,663
   01/01/2011 to 12/31/2011...........    $ 5.87       $ 5.64       242,754
   01/01/2012 to 12/31/2012...........    $ 5.64       $ 6.68       295,653
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........    $28.22       $26.36       149,378
   01/01/2008 to 12/31/2008...........    $26.36       $19.15       100,029
   01/01/2009 to 12/31/2009...........    $19.15       $24.05        96,518
   01/01/2010 to 12/31/2010...........    $24.05       $30.18        78,409
   01/01/2011 to 12/31/2011...........    $30.18       $30.27        68,981
   01/01/2012 to 12/31/2012...........    $30.27       $34.66        62,151
AST HIGH YIELD PORTFOLIO
   03/19/2007* to 12/31/2007..........    $18.35       $18.28       274,834
   01/01/2008 to 12/31/2008...........    $18.28       $13.48       191,706
   01/01/2009 to 12/31/2009...........    $13.48       $18.09       206,875
   01/01/2010 to 12/31/2010...........    $18.09       $20.32       182,892
   01/01/2011 to 12/31/2011...........    $20.32       $20.76       158,058
   01/01/2012 to 12/31/2012...........    $20.76       $23.40       149,195
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.18             0
   01/01/2008 to 12/31/2008...........    $10.18       $ 7.64        29,480
   01/01/2009 to 12/31/2009...........    $ 7.64       $ 9.33        30,718
   01/01/2010 to 12/31/2010...........    $ 9.33       $10.31        47,765
   01/01/2011 to 12/31/2011...........    $10.31       $10.15        47,893
   01/01/2012 to 12/31/2012...........    $10.15       $11.07        53,335
AST INTERNATIONAL GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........    $22.26       $26.40       715,857
   01/01/2008 to 12/31/2008...........    $26.40       $13.01       552,699
   01/01/2009 to 12/31/2009...........    $13.01       $17.42       377,357
   01/01/2010 to 12/31/2010...........    $17.42       $19.75       307,090
   01/01/2011 to 12/31/2011...........    $19.75       $17.03       256,898
   01/01/2012 to 12/31/2012...........    $17.03       $20.29       244,689

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........    $20.79       $23.92       246,638
   01/01/2008 to 12/31/2008...........    $23.92       $13.26       126,470
   01/01/2009 to 12/31/2009...........    $13.26       $17.13       165,528
   01/01/2010 to 12/31/2010...........    $17.13       $18.84       155,007
   01/01/2011 to 12/31/2011...........    $18.84       $16.31       132,978
   01/01/2012 to 12/31/2012...........    $16.31       $18.84        69,926
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.20             0
   01/01/2008 to 12/31/2008...........    $10.20       $ 7.00        10,506
   01/01/2009 to 12/31/2009...........    $ 7.00       $ 8.77        51,936
   01/01/2010 to 12/31/2010...........    $ 8.77       $ 9.89        69,518
   01/01/2011 to 12/31/2011...........    $ 9.89       $ 9.73        61,897
   01/01/2012 to 12/31/2012...........    $ 9.73       $10.94        23,928
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   03/19/2007* to 12/31/2007..........    $20.72       $20.91        89,434
   01/01/2008 to 12/31/2008...........    $20.91       $17.06       109,736
   01/01/2009 to 12/31/2009...........    $17.06       $20.61        89,471
   01/01/2010 to 12/31/2010...........    $20.61       $21.89        83,097
   01/01/2011 to 12/31/2011...........    $21.89       $21.72        94,146
   01/01/2012 to 12/31/2012...........    $21.72       $23.81       101,774
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.08       $10.30             0
   01/01/2010 to 12/31/2010...........    $10.30       $11.35         9,275
   01/01/2011 to 12/31/2011...........    $11.35       $11.31         7,961
   01/01/2012 to 12/31/2012...........    $11.31       $12.90        14,252
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.15       $10.31             0
   01/01/2010 to 12/31/2010...........    $10.31       $11.61             0
   01/01/2011 to 12/31/2011...........    $11.61       $10.82         3,569
   01/01/2012 to 12/31/2012...........    $10.82       $12.13         6,843
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   03/19/2007* to 12/31/2007..........    $24.10       $26.09       233,797
   01/01/2008 to 12/31/2008...........    $26.09       $15.14       128,075
   01/01/2009 to 12/31/2009...........    $15.14       $20.37       111,338
   01/01/2010 to 12/31/2010...........    $20.37       $21.61        99,329
   01/01/2011 to 12/31/2011...........    $21.61       $19.43        88,820
   01/01/2012 to 12/31/2012...........    $19.43       $23.46       106,686

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LARGE-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........    $26.11       $25.41       451,318
   01/01/2008 to 12/31/2008...........    $25.41       $14.72       267,385
   01/01/2009 to 12/31/2009...........    $14.72       $17.40       205,587
   01/01/2010 to 12/31/2010...........    $17.40       $19.50       184,694
   01/01/2011 to 12/31/2011...........    $19.50       $18.50       150,135
   01/01/2012 to 12/31/2012...........    $18.50       $21.40       129,302
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   03/19/2007* to 12/31/2007..........    $14.26       $14.68       220,080
   01/01/2008 to 12/31/2008...........    $14.68       $11.16       140,679
   01/01/2009 to 12/31/2009...........    $11.16       $14.87       152,690
   01/01/2010 to 12/31/2010...........    $14.87       $16.69       119,402
   01/01/2011 to 12/31/2011...........    $16.69       $18.20        95,056
   01/01/2012 to 12/31/2012...........    $18.20       $19.09       125,238
AST MARSICO CAPITAL GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........    $19.69       $22.29       971,315
   01/01/2008 to 12/31/2008...........    $22.29       $12.43       710,826
   01/01/2009 to 12/31/2009...........    $12.43       $15.97       454,565
   01/01/2010 to 12/31/2010...........    $15.97       $18.93       364,357
   01/01/2011 to 12/31/2011...........    $18.93       $18.57       314,477
   01/01/2012 to 12/31/2012...........    $18.57       $20.64       298,859
AST MFS GLOBAL EQUITY PORTFOLIO
   03/19/2007* to 12/31/2007..........    $15.16       $16.41       233,832
   01/01/2008 to 12/31/2008...........    $16.41       $10.73       185,745
   01/01/2009 to 12/31/2009...........    $10.73       $13.96       141,465
   01/01/2010 to 12/31/2010...........    $13.96       $15.49       128,001
   01/01/2011 to 12/31/2011...........    $15.49       $14.86       129,617
   01/01/2012 to 12/31/2012...........    $14.86       $18.10       130,547
AST MFS GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........    $ 8.71       $ 9.99       385,830
   01/01/2008 to 12/31/2008...........    $ 9.99       $ 6.30       283,991
   01/01/2009 to 12/31/2009...........    $ 6.30       $ 7.75       357,512
   01/01/2010 to 12/31/2010...........    $ 7.75       $ 8.65       303,538
   01/01/2011 to 12/31/2011...........    $ 8.65       $ 8.52       270,926
   01/01/2012 to 12/31/2012...........    $ 8.52       $ 9.87       195,704
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........    $10.00       $10.22             0
AST MID-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........    $14.11       $14.12       123,018
   01/01/2008 to 12/31/2008...........    $14.12       $ 8.65        81,270
   01/01/2009 to 12/31/2009...........    $ 8.65       $11.89        67,540
   01/01/2010 to 12/31/2010...........    $11.89       $14.55        63,900
   01/01/2011 to 12/31/2011...........    $14.55       $13.91        39,508
   01/01/2012 to 12/31/2012...........    $13.91       $16.30        57,927

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MONEY MARKET PORTFOLIO
   03/19/2007* to 12/31/2007..........    $13.73       $14.14      2,274,112
   01/01/2008 to 12/31/2008...........    $14.14       $14.35      2,934,205
   01/01/2009 to 12/31/2009...........    $14.35       $14.25      1,421,640
   01/01/2010 to 12/31/2010...........    $14.25       $14.11      1,176,323
   01/01/2011 to 12/31/2011...........    $14.11       $13.97        824,499
   01/01/2012 to 12/31/2012...........    $13.97       $13.83        713,101
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........    $35.44       $35.87        379,524
   01/01/2008 to 12/31/2008...........    $35.87       $20.51        269,632
   01/01/2009 to 12/31/2009...........    $20.51       $28.55        181,892
   01/01/2010 to 12/31/2010...........    $28.55       $34.89        147,445
   01/01/2011 to 12/31/2011...........    $34.89       $33.69        125,064
   01/01/2012 to 12/31/2012...........    $33.69       $39.06        118,486
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.03       $10.08              0
   01/01/2012 to 12/31/2012...........    $10.08       $10.47              0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........    $25.39       $29.67        403,400
   01/01/2008 to 12/31/2008...........    $29.67       $16.69        258,551
   01/01/2009 to 12/31/2009...........    $16.69       $21.45        202,478
   01/01/2010 to 12/31/2010...........    $21.45       $27.32        181,262
   01/01/2011 to 12/31/2011...........    $27.32       $27.50        154,240
   01/01/2012 to 12/31/2012...........    $27.50       $30.60        127,169
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........    $10.58       $12.29        291,364
   01/01/2008 to 12/31/2008...........    $12.29       $ 6.99        185,040
   01/01/2009 to 12/31/2009...........    $ 6.99       $ 8.48        130,897
   01/01/2010 to 12/31/2010...........    $ 8.48       $10.10        108,496
   01/01/2011 to 04/29/2011...........    $10.10       $11.35              0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.37        163,468
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.10       $ 5.59            354
   01/01/2009 to 12/31/2009...........    $ 5.59       $ 9.22         21,493
   01/01/2010 to 12/31/2010...........    $ 9.22       $11.16         57,487
   01/01/2011 to 12/31/2011...........    $11.16       $ 8.81         55,390
   01/01/2012 to 12/31/2012...........    $ 8.81       $10.28         54,656

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........    $15.85       $16.61       476,073
   01/01/2008 to 12/31/2008...........    $16.61       $16.63       417,181
   01/01/2009 to 12/31/2009...........    $16.63       $18.15       376,120
   01/01/2010 to 12/31/2010...........    $18.15       $18.67       283,949
   01/01/2011 to 12/31/2011...........    $18.67       $18.90       241,831
   01/01/2012 to 12/31/2012...........    $18.90       $19.58       267,544
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........    $19.37       $20.48       932,528
   01/01/2008 to 12/31/2008...........    $20.48       $19.82       673,230
   01/01/2009 to 12/31/2009...........    $19.82       $22.86       695,034
   01/01/2010 to 12/31/2010...........    $22.86       $24.38       586,949
   01/01/2011 to 12/31/2011...........    $24.38       $24.90       532,204
   01/01/2012 to 12/31/2012...........    $24.90       $26.95       554,965
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........    $10.79       $11.55        89,895
   01/01/2008 to 12/31/2008...........    $11.55       $ 9.21       152,701
   01/01/2009 to 12/31/2009...........    $ 9.21       $10.94       182,513
   01/01/2010 to 12/31/2010...........    $10.94       $11.98       203,990
   01/01/2011 to 12/31/2011...........    $11.98       $11.98       173,004
   01/01/2012 to 12/31/2012...........    $11.98       $13.09       274,996
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.02       $10.08             0
   01/01/2012 to 12/31/2012...........    $10.08       $10.69             0
AST QMA US EQUITY ALPHA PORTFOLIO
   03/19/2007* to 12/31/2007..........    $14.84       $15.22       396,251
   01/01/2008 to 12/31/2008...........    $15.22       $ 9.23       222,439
   01/01/2009 to 12/31/2009...........    $ 9.23       $11.14       165,516
   01/01/2010 to 12/31/2010...........    $11.14       $12.68       148,208
   01/01/2011 to 12/31/2011...........    $12.68       $12.99       123,296
   01/01/2012 to 12/31/2012...........    $12.99       $15.28       121,362
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 8.94             0
   01/01/2012 to 12/31/2012...........    $ 8.94       $10.01         5,703
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $11.52             0
   01/01/2008 to 12/31/2008...........    $11.52       $ 7.39         7,390
   01/01/2009 to 12/31/2009...........    $ 7.39       $ 9.28        19,879
   01/01/2010 to 12/31/2010...........    $ 9.28       $10.50        19,915
   01/01/2011 to 12/31/2011...........    $10.50       $10.15        22,151
   01/01/2012 to 12/31/2012...........    $10.15       $11.64        32,123

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   03/19/2007* to 12/31/2007..........    $17.56       $18.95        57,993
   01/01/2008 to 12/31/2008...........    $18.95       $13.09        38,831
   01/01/2009 to 12/31/2009...........    $13.09       $16.52        56,078
   01/01/2010 to 12/31/2010...........    $16.52       $18.28        55,356
   01/01/2011 to 12/31/2011...........    $18.28       $17.49        63,882
   01/01/2012 to 12/31/2012...........    $17.49       $19.24        63,454
AST SMALL-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........    $17.47       $18.11       238,483
   01/01/2008 to 12/31/2008...........    $18.11       $11.66       196,511
   01/01/2009 to 12/31/2009...........    $11.66       $15.45       165,746
   01/01/2010 to 12/31/2010...........    $15.45       $20.87       138,847
   01/01/2011 to 12/31/2011...........    $20.87       $20.46       118,573
   01/01/2012 to 12/31/2012...........    $20.46       $22.72       122,406
AST SMALL-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........    $25.10       $23.42       357,717
   01/01/2008 to 12/31/2008...........    $23.42       $16.30       265,536
   01/01/2009 to 12/31/2009...........    $16.30       $20.49       179,703
   01/01/2010 to 12/31/2010...........    $20.49       $25.56       142,958
   01/01/2011 to 12/31/2011...........    $25.56       $23.79       125,180
   01/01/2012 to 12/31/2012...........    $23.79       $27.83       104,650
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........    $24.42       $25.66       177,727
   01/01/2008 to 12/31/2008...........    $25.66       $18.81       170,365
   01/01/2009 to 12/31/2009...........    $18.81       $23.12       143,983
   01/01/2010 to 12/31/2010...........    $23.12       $25.53       132,162
   01/01/2011 to 12/31/2011...........    $25.53       $25.78       105,184
   01/01/2012 to 12/31/2012...........    $25.78       $28.96       159,208
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   03/19/2007* to 12/31/2007..........    $15.28       $14.85       396,679
   01/01/2008 to 12/31/2008...........    $14.85       $ 8.54       201,923
   01/01/2009 to 12/31/2009...........    $ 8.54       $10.47       124,152
   01/01/2010 to 12/31/2010...........    $10.47       $11.74       109,186
   01/01/2011 to 12/31/2011...........    $11.74       $11.43        78,033
   01/01/2012 to 12/31/2012...........    $11.43       $13.27       174,018
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........    $15.17       $16.31       195,478
   01/01/2008 to 12/31/2008...........    $16.31       $15.75       157,502
   01/01/2009 to 12/31/2009...........    $15.75       $17.49       152,843
   01/01/2010 to 12/31/2010...........    $17.49       $18.30       130,474
   01/01/2011 to 12/31/2011...........    $18.30       $18.87       127,285
   01/01/2012 to 12/31/2012...........    $18.87       $19.66       130,910
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........    $15.60       $16.92       156,491
   01/01/2008 to 12/31/2008...........    $16.92       $ 9.96       118,069
   01/01/2009 to 12/31/2009...........    $ 9.96       $15.12       139,111
   01/01/2010 to 12/31/2010...........    $15.12       $17.33        91,822
   01/01/2011 to 12/31/2011...........    $17.33       $16.87        92,278
   01/01/2012 to 12/31/2012...........    $16.87       $19.63       117,823

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   03/19/2007* to 12/31/2007..........    $49.29       $67.50        91,058
   01/01/2008 to 12/31/2008...........    $67.50       $33.42        67,882
   01/01/2009 to 12/31/2009...........    $33.42       $49.42        59,018
   01/01/2010 to 12/31/2010...........    $49.42       $58.93        51,233
   01/01/2011 to 12/31/2011...........    $58.93       $49.64        45,841
   01/01/2012 to 12/31/2012...........    $49.64       $50.92        40,026
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   03/19/2007* to 12/31/2007..........    $11.38       $12.42        62,773
   01/01/2008 to 12/31/2008...........    $12.42       $ 7.09       126,503
   01/01/2009 to 12/31/2009...........    $ 7.09       $ 9.02        66,395
   01/01/2010 to 12/31/2010...........    $ 9.02       $10.24        85,069
   01/01/2011 to 12/31/2011...........    $10.24       $ 9.78        56,049
   01/01/2012 to 12/31/2012...........    $ 9.78       $10.75        53,655
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $ 9.99         5,043
   01/01/2008 to 12/31/2008...........    $ 9.99       $ 9.37        57,790
   01/01/2009 to 12/31/2009...........    $ 9.37       $10.36        14,693
   01/01/2010 to 12/31/2010...........    $10.36       $11.05        13,807
   01/01/2011 to 12/31/2011...........    $11.05       $11.60        26,245
   01/01/2012 to 12/31/2012...........    $11.60       $12.39        38,757
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........    $10.08       $ 6.67         4,104
   01/01/2009 to 12/31/2009...........    $ 6.67       $ 8.59        14,124
   01/01/2010 to 12/31/2010...........    $ 8.59       $ 9.38        39,395
   01/01/2011 to 12/31/2011...........    $ 9.38       $ 9.13        36,737
   01/01/2012 to 09/21/2012...........    $ 9.13       $10.28             0
INVESCO V.I. CAPITAL DEVELOPMENT FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $10.03       $ 8.21        20,926
   01/01/2012 to 04/27/2012...........    $ 8.21       $ 9.32             0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
FORMERLY, INVESCO V.I. DIVIDEND GROWTH FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $ 9.99       $ 9.16        13,364
   01/01/2012 to 12/31/2012...........    $ 9.16       $10.77        13,248
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES I
   04/27/2012* to 12/31/2012..........    $10.05       $ 9.81        18,004

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP ASIA 30
   03/19/2007* to 12/31/2007..........    $19.45       $29.86        58,237
   01/01/2008 to 12/31/2008...........    $29.86       $14.54        42,878
   01/01/2009 to 12/31/2009...........    $14.54       $22.20        34,398
   01/01/2010 to 12/31/2010...........    $22.20       $25.03        27,777
   01/01/2011 to 12/31/2011...........    $25.03       $18.09        14,044
   01/01/2012 to 12/31/2012...........    $18.09       $20.68        13,414
PROFUND VP BANKS
   03/19/2007* to 12/31/2007..........    $13.14       $ 9.91        62,100
   01/01/2008 to 12/31/2008...........    $ 9.91       $ 5.21        47,464
   01/01/2009 to 12/31/2009...........    $ 5.21       $ 4.94         1,052
   01/01/2010 to 12/31/2010...........    $ 4.94       $ 5.30           843
   01/01/2011 to 12/31/2011...........    $ 5.30       $ 3.84           836
   01/01/2012 to 12/31/2012...........    $ 3.84       $ 5.07         9,109
PROFUND VP BASIC MATERIALS
   03/19/2007* to 12/31/2007..........    $15.00       $18.12        40,124
   01/01/2008 to 12/31/2008...........    $18.12       $ 8.71        11,448
   01/01/2009 to 12/31/2009...........    $ 8.71       $14.01        10,331
   01/01/2010 to 12/31/2010...........    $14.01       $17.98        10,826
   01/01/2011 to 12/31/2011...........    $17.98       $14.93         5,870
   01/01/2012 to 12/31/2012...........    $14.93       $16.03         4,321
PROFUND VP BEAR
   03/19/2007* to 12/31/2007..........    $ 8.39       $ 8.18        28,504
   01/01/2008 to 12/31/2008...........    $ 8.18       $11.33        54,575
   01/01/2009 to 12/31/2009...........    $11.33       $ 8.09        34,435
   01/01/2010 to 12/31/2010...........    $ 8.09       $ 6.58        20,213
   01/01/2011 to 12/31/2011...........    $ 6.58       $ 5.94        15,996
   01/01/2012 to 12/31/2012...........    $ 5.94       $ 4.90        28,486
PROFUND VP BIOTECHNOLOGY
   03/19/2007* to 12/31/2007..........    $ 8.30       $ 8.57        36,098
   01/01/2008 to 12/31/2008...........    $ 8.57       $ 8.64        31,300
   01/01/2009 to 12/31/2009...........    $ 8.64       $ 8.87        12,600
   01/01/2010 to 12/31/2010...........    $ 8.87       $ 9.23        14,775
   01/01/2011 to 12/31/2011...........    $ 9.23       $ 9.74        13,350
   01/01/2012 to 12/31/2012...........    $ 9.74       $13.56        15,507
PROFUND VP BULL
   03/19/2007* to 12/31/2007..........    $12.10       $12.58       357,217
   01/01/2008 to 12/31/2008...........    $12.58       $ 7.76        31,415
   01/01/2009 to 12/31/2009...........    $ 7.76       $ 9.55       117,689
   01/01/2010 to 12/31/2010...........    $ 9.55       $10.65        73,549
   01/01/2011 to 12/31/2011...........    $10.65       $10.54        67,495
   01/01/2012 to 12/31/2012...........    $10.54       $11.89        49,785

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP CONSUMER GOODS PORTFOLIO
   03/19/2007* to 12/31/2007..........    $11.56       $12.35        28,036
   01/01/2008 to 12/31/2008...........    $12.35       $ 8.96         6,520
   01/01/2009 to 12/31/2009...........    $ 8.96       $10.79        50,609
   01/01/2010 to 12/31/2010...........    $10.79       $12.53        13,098
   01/01/2011 to 12/31/2011...........    $12.53       $13.27        11,070
   01/01/2012 to 12/31/2012...........    $13.27       $14.56         4,743
PROFUND VP CONSUMER SERVICES
   03/19/2007* to 12/31/2007..........    $10.18       $ 9.25           664
   01/01/2008 to 12/31/2008...........    $ 9.25       $ 6.28        25,348
   01/01/2009 to 12/31/2009...........    $ 6.28       $ 8.14         9,181
   01/01/2010 to 12/31/2010...........    $ 8.14       $ 9.78         1,220
   01/01/2011 to 12/31/2011...........    $ 9.78       $10.21        10,521
   01/01/2012 to 12/31/2012...........    $10.21       $12.35         1,164
PROFUND VP EUROPE 30
   03/19/2007* to 12/31/2007..........    $11.06       $12.82        58,476
   01/01/2008 to 12/31/2008...........    $12.82       $ 7.10        38,982
   01/01/2009 to 12/31/2009...........    $ 7.10       $ 9.30        95,905
   01/01/2010 to 12/31/2010...........    $ 9.30       $ 9.45        18,436
   01/01/2011 to 12/31/2011...........    $ 9.45       $ 8.53        10,431
   01/01/2012 to 12/31/2012...........    $ 8.53       $ 9.84         9,400
PROFUND VP FINANCIALS
   03/19/2007* to 12/31/2007..........    $12.53       $10.41         8,563
   01/01/2008 to 12/31/2008...........    $10.41       $ 5.10         4,121
   01/01/2009 to 12/31/2009...........    $ 5.10       $ 5.81         7,721
   01/01/2010 to 12/31/2010...........    $ 5.81       $ 6.38         3,496
   01/01/2011 to 12/31/2011...........    $ 6.38       $ 5.44         2,863
   01/01/2012 to 12/31/2012...........    $ 5.44       $ 6.72         2,502
PROFUND VP HEALTH CARE
   03/19/2007* to 12/31/2007..........    $ 9.22       $ 9.77        51,110
   01/01/2008 to 12/31/2008...........    $ 9.77       $ 7.32        11,936
   01/01/2009 to 12/31/2009...........    $ 7.32       $ 8.66        39,318
   01/01/2010 to 12/31/2010...........    $ 8.66       $ 8.82         3,460
   01/01/2011 to 12/31/2011...........    $ 8.82       $ 9.62         6,078
   01/01/2012 to 12/31/2012...........    $ 9.62       $11.18         6,190
PROFUND VP INDUSTRIALS
   03/19/2007* to 12/31/2007..........    $12.90       $14.07         4,384
   01/01/2008 to 12/31/2008...........    $14.07       $ 8.29        31,312
   01/01/2009 to 12/31/2009...........    $ 8.29       $10.18         7,827
   01/01/2010 to 12/31/2010...........    $10.18       $12.47         3,526
   01/01/2011 to 12/31/2011...........    $12.47       $12.13         2,394
   01/01/2012 to 12/31/2012...........    $12.13       $13.90         2,262

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP INTERNET
   03/19/2007* to 12/31/2007..........    $19.64       $21.19         2,722
   01/01/2008 to 12/31/2008...........    $21.19       $11.58           523
   01/01/2009 to 12/31/2009...........    $11.58       $20.32        16,280
   01/01/2010 to 12/31/2010...........    $20.32       $27.21         6,995
   01/01/2011 to 12/31/2011...........    $27.21       $25.08         2,636
   01/01/2012 to 12/31/2012...........    $25.08       $29.73         1,697
PROFUND VP JAPAN
   03/19/2007* to 12/31/2007..........    $14.90       $13.33         9,188
   01/01/2008 to 12/31/2008...........    $13.33       $ 7.81        35,266
   01/01/2009 to 12/31/2009...........    $ 7.81       $ 8.53        70,612
   01/01/2010 to 12/31/2010...........    $ 8.53       $ 7.89         8,603
   01/01/2011 to 12/31/2011...........    $ 7.89       $ 6.37        20,070
   01/01/2012 to 12/31/2012...........    $ 6.37       $ 7.75         1,274
PROFUND VP LARGE-CAP GROWTH
   03/19/2007* to 12/31/2007..........    $10.99       $11.86        48,255
   01/01/2008 to 12/31/2008...........    $11.86       $ 7.57        35,528
   01/01/2009 to 12/31/2009...........    $ 7.57       $ 9.73        62,409
   01/01/2010 to 12/31/2010...........    $ 9.73       $10.90        27,695
   01/01/2011 to 12/31/2011...........    $10.90       $11.13        13,928
   01/01/2012 to 12/31/2012...........    $11.13       $12.42         4,595
PROFUND VP LARGE-CAP VALUE
   03/19/2007* to 12/31/2007..........    $12.33       $12.33        99,574
   01/01/2008 to 12/31/2008...........    $12.33       $ 7.27       125,444
   01/01/2009 to 12/31/2009...........    $ 7.27       $ 8.59        52,612
   01/01/2010 to 12/31/2010...........    $ 8.59       $ 9.60        24,767
   01/01/2011 to 12/31/2011...........    $ 9.60       $ 9.39        13,186
   01/01/2012 to 12/31/2012...........    $ 9.39       $10.72        10,064
PROFUND VP MID-CAP GROWTH
   03/19/2007* to 12/31/2007..........    $12.58       $13.50        66,295
   01/01/2008 to 12/31/2008...........    $13.50       $ 8.18        22,429
   01/01/2009 to 12/31/2009...........    $ 8.18       $11.20        84,147
   01/01/2010 to 12/31/2010...........    $11.20       $14.24        61,399
   01/01/2011 to 12/31/2011...........    $14.24       $13.69        20,291
   01/01/2012 to 12/31/2012...........    $13.69       $15.64         8,182
PROFUND VP MID-CAP VALUE
   03/19/2007* to 12/31/2007..........    $14.70       $14.22       111,312
   01/01/2008 to 12/31/2008...........    $14.22       $ 8.97        24,378
   01/01/2009 to 12/31/2009...........    $ 8.97       $11.62        66,470
   01/01/2010 to 12/31/2010...........    $11.62       $13.86        29,926
   01/01/2011 to 12/31/2011...........    $13.86       $13.18        15,929
   01/01/2012 to 12/31/2012...........    $13.18       $15.21         5,941
PROFUND VP NASDAQ-100
   03/19/2007* to 12/31/2007..........    $ 5.66       $ 6.62       365,042
   01/01/2008 to 12/31/2008...........    $ 6.62       $ 3.77        46,227
   01/01/2009 to 12/31/2009...........    $ 3.77       $ 5.67       106,523
   01/01/2010 to 12/31/2010...........    $ 5.67       $ 6.64        61,261
   01/01/2011 to 12/31/2011...........    $ 6.64       $ 6.67        43,377
   01/01/2012 to 12/31/2012...........    $ 6.67       $ 7.67        26,307

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP OIL & GAS
   03/19/2007* to 12/31/2007..........    $17.85       $23.90        69,547
   01/01/2008 to 12/31/2008...........    $23.90       $14.92        57,664
   01/01/2009 to 12/31/2009...........    $14.92       $17.06        33,679
   01/01/2010 to 12/31/2010...........    $17.06       $19.89        27,013
   01/01/2011 to 12/31/2011...........    $19.89       $20.14        18,015
   01/01/2012 to 12/31/2012...........    $20.14       $20.51        17,173
PROFUND VP PHARMACEUTICALS
   03/19/2007* to 12/31/2007..........    $ 8.40       $ 8.65            30
   01/01/2008 to 12/31/2008...........    $ 8.65       $ 6.89        19,024
   01/01/2009 to 12/31/2009...........    $ 6.89       $ 7.98        29,266
   01/01/2010 to 12/31/2010...........    $ 7.98       $ 7.94            28
   01/01/2011 to 12/31/2011...........    $ 7.94       $ 9.12         8,784
   01/01/2012 to 12/31/2012...........    $ 9.12       $10.10         2,396
PROFUND VP PRECIOUS METALS
   03/19/2007* to 12/31/2007..........    $14.89       $19.31        46,746
   01/01/2008 to 12/31/2008...........    $19.31       $13.23        71,505
   01/01/2009 to 12/31/2009...........    $13.23       $17.73        56,194
   01/01/2010 to 12/31/2010...........    $17.73       $23.33        64,508
   01/01/2011 to 12/31/2011...........    $23.33       $18.66        62,028
   01/01/2012 to 12/31/2012...........    $18.66       $15.79        55,549
PROFUND VP REAL ESTATE
   03/19/2007* to 12/31/2007..........    $25.09       $19.59         9,995
   01/01/2008 to 12/31/2008...........    $19.59       $11.39         7,045
   01/01/2009 to 12/31/2009...........    $11.39       $14.43         7,879
   01/01/2010 to 12/31/2010...........    $14.43       $17.81         5,530
   01/01/2011 to 12/31/2011...........    $17.81       $18.47         3,293
   01/01/2012 to 12/31/2012...........    $18.47       $21.42         1,736
PROFUND VP RISING RATES OPPORTUNITY
   03/19/2007* to 12/31/2007..........    $ 6.62       $ 6.29        50,450
   01/01/2008 to 12/31/2008...........    $ 6.29       $ 3.86        54,538
   01/01/2009 to 12/31/2009...........    $ 3.86       $ 5.06        82,738
   01/01/2010 to 12/31/2010...........    $ 5.06       $ 4.20       116,704
   01/01/2011 to 12/31/2011...........    $ 4.20       $ 2.60        73,818
   01/01/2012 to 12/31/2012...........    $ 2.60       $ 2.40        55,376
PROFUND VP SEMICONDUCTOR
   03/19/2007* to 12/31/2007..........    $ 7.08       $ 7.63         3,867
   01/01/2008 to 12/31/2008...........    $ 7.63       $ 3.79         2,570
   01/01/2009 to 12/31/2009...........    $ 3.79       $ 6.16        36,623
   01/01/2010 to 12/31/2010...........    $ 6.16       $ 6.85         2,480
   01/01/2011 to 12/31/2011...........    $ 6.85       $ 6.52         2,141
   01/01/2012 to 12/31/2012...........    $ 6.52       $ 6.19         2,140

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP SHORT MID-CAP
   03/19/2007* to 12/31/2007..........    $ 8.08       $ 7.98            16
   01/01/2008 to 12/31/2008...........    $ 7.98       $10.42            16
   01/01/2009 to 12/31/2009...........    $10.42       $ 6.66         2,862
   01/01/2010 to 12/31/2010...........    $ 6.66       $ 4.89         3,887
   01/01/2011 to 12/31/2011...........    $ 4.89       $ 4.44         1,146
   01/01/2012 to 12/31/2012...........    $ 4.44       $ 3.57            16
PROFUND VP SHORT NASDAQ-100
   03/19/2007* to 12/31/2007..........    $ 5.95       $ 5.15        27,418
   01/01/2008 to 12/31/2008...........    $ 5.15       $ 7.55        13,959
   01/01/2009 to 12/31/2009...........    $ 7.55       $ 4.44        27,423
   01/01/2010 to 12/31/2010...........    $ 4.44       $ 3.46        69,389
   01/01/2011 to 12/31/2011...........    $ 3.46       $ 3.07        35,450
   01/01/2012 to 12/31/2012...........    $ 3.07       $ 2.47        36,583
PROFUND VP SHORT SMALL-CAP
   03/19/2007* to 12/31/2007..........    $ 8.07       $ 8.29        36,729
   01/01/2008 to 12/31/2008...........    $ 8.29       $10.19         4,107
   01/01/2009 to 12/31/2009...........    $10.19       $ 6.82            38
   01/01/2010 to 12/31/2010...........    $ 6.82       $ 4.80           270
   01/01/2011 to 12/31/2011...........    $ 4.80       $ 4.32           521
   01/01/2012 to 12/31/2012...........    $ 4.32       $ 3.46            38
PROFUND VP SMALL-CAP GROWTH
   03/19/2007* to 12/31/2007..........    $14.15       $14.38        17,597
   01/01/2008 to 12/31/2008...........    $14.38       $ 9.39        23,190
   01/01/2009 to 12/31/2009...........    $ 9.39       $11.73        22,489
   01/01/2010 to 12/31/2010...........    $11.73       $14.60        16,200
   01/01/2011 to 12/31/2011...........    $14.60       $14.64         5,311
   01/01/2012 to 12/31/2012...........    $14.64       $16.30         3,271
PROFUND VP SMALL-CAP VALUE
   03/19/2007* to 12/31/2007..........    $13.49       $12.41        17,038
   01/01/2008 to 12/31/2008...........    $12.41       $ 8.52        11,592
   01/01/2009 to 12/31/2009...........    $ 8.52       $10.15        17,212
   01/01/2010 to 12/31/2010...........    $10.15       $12.28        18,897
   01/01/2011 to 12/31/2011...........    $12.28       $11.65        18,667
   01/01/2012 to 12/31/2012...........    $11.65       $13.40        13,065
PROFUND VP TECHNOLOGY
   03/19/2007* to 12/31/2007..........    $ 5.22       $ 6.03        33,213
   01/01/2008 to 12/31/2008...........    $ 6.03       $ 3.32         5,997
   01/01/2009 to 12/31/2009...........    $ 3.32       $ 5.31        54,848
   01/01/2010 to 12/31/2010...........    $ 5.31       $ 5.82         9,553
   01/01/2011 to 12/31/2011...........    $ 5.82       $ 5.68        12,645
   01/01/2012 to 12/31/2012...........    $ 5.68       $ 6.20        13,585

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP TELECOMMUNICATIONS
   03/19/2007* to 12/31/2007..........    $ 6.47       $ 6.71        45,957
   01/01/2008 to 12/31/2008...........    $ 6.71       $ 4.35       123,183
   01/01/2009 to 12/31/2009...........    $ 4.35       $ 4.63        20,232
   01/01/2010 to 12/31/2010...........    $ 4.63       $ 5.30        40,615
   01/01/2011 to 12/31/2011...........    $ 5.30       $ 5.34        19,077
   01/01/2012 to 12/31/2012...........    $ 5.34       $ 6.16        18,651
PROFUND VP U.S. GOVERNMENT PLUS
   03/19/2007* to 12/31/2007..........    $12.49       $13.34        60,317
   01/01/2008 to 12/31/2008...........    $13.34       $19.77        45,312
   01/01/2009 to 12/31/2009...........    $19.77       $13.19        30,635
   01/01/2010 to 12/31/2010...........    $13.19       $14.38        11,626
   01/01/2011 to 12/31/2011...........    $14.38       $20.42        16,919
   01/01/2012 to 12/31/2012...........    $20.42       $20.42        11,913
PROFUND VP ULTRABULL
   03/19/2007* to 12/31/2007..........    $ 9.97       $10.29        82,193
   01/01/2008 to 12/31/2008...........    $10.29       $ 3.32        46,958
   01/01/2009 to 12/31/2009...........    $ 3.32       $ 4.76        21,618
   01/01/2010 to 12/31/2010...........    $ 4.76       $ 5.75        13,539
   01/01/2011 to 12/31/2011...........    $ 5.75       $ 5.42         4,602
   01/01/2012 to 12/31/2012...........    $ 5.42       $ 6.92         2,633
PROFUND VP ULTRAMID-CAP
   03/19/2007* to 12/31/2007..........    $16.49       $16.37       114,388
   01/01/2008 to 12/31/2008...........    $16.37       $ 5.27       122,266
   01/01/2009 to 12/31/2009...........    $ 5.27       $ 8.65        55,301
   01/01/2010 to 12/31/2010...........    $ 8.65       $12.82        28,984
   01/01/2011 to 12/31/2011...........    $12.82       $10.96        17,546
   01/01/2012 to 12/31/2012...........    $10.96       $14.38        14,827
PROFUND VP ULTRANASDAQ-100
   03/19/2007* to 12/31/2007..........    $ 1.31       $ 1.69       973,932
   01/01/2008 to 12/31/2008...........    $ 1.69       $ 0.46       937,881
   01/01/2009 to 12/31/2009...........    $ 0.46       $ 0.99       403,655
   01/01/2010 to 12/31/2010...........    $ 0.99       $ 1.32       339,500
   01/01/2011 to 12/31/2011...........    $ 1.32       $ 1.30       278,040
   01/01/2012 to 12/31/2012...........    $ 1.30       $ 1.72       263,379
PROFUND VP ULTRASMALL-CAP
   03/19/2007* to 12/31/2007..........    $14.87       $13.01        28,440
   01/01/2008 to 12/31/2008...........    $13.01       $ 4.36        16,457
   01/01/2009 to 12/31/2009...........    $ 4.36       $ 6.05        25,576
   01/01/2010 to 12/31/2010...........    $ 6.05       $ 8.89        13,899
   01/01/2011 to 12/31/2011...........    $ 8.89       $ 7.14         6,903
   01/01/2012 to 12/31/2012...........    $ 7.14       $ 9.15         6,607

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP UTILITIES
   03/19/2007* to 12/31/2007..........    $12.26       $13.39       131,376
   01/01/2008 to 12/31/2008...........    $13.39       $ 9.19        51,138
   01/01/2009 to 12/31/2009...........    $ 9.19       $10.07        13,566
   01/01/2010 to 12/31/2010...........    $10.07       $10.56         8,032
   01/01/2011 to 12/31/2011...........    $10.56       $12.29        10,351
   01/01/2012 to 12/31/2012...........    $12.29       $12.18         7,869
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $12.49       $15.14        24,499
   01/01/2011 to 12/31/2011...........    $15.14       $13.07        29,906
   01/01/2012 to 12/31/2012...........    $13.07       $14.71        29,228
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
   07/16/2010* to 12/31/2010..........    $15.31       $17.89         5,573
   01/01/2011 to 12/31/2011...........    $17.89       $17.33         3,437
   01/01/2012 to 12/31/2012...........    $17.33       $20.49         3,617
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $11.34       $14.34         6,844
   01/01/2011 to 12/31/2011...........    $14.34       $13.44        14,852
   01/01/2012 to 12/31/2012...........    $13.44       $16.07        10,531
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $ 9.59       $12.29        11,217
   01/01/2011 to 12/31/2011...........    $12.29       $11.63         9,036
   01/01/2012 to 12/31/2012...........    $11.63       $12.45         6,706

* Denotes the start date of these sub-accounts

                                 OPTIMUM PLUS

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

    ACCUMULATION UNIT VALUES: WITH ANY ONE OF GRO PLUS, EBP OR HAV (1.90%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.02       3,947,078
   01/01/2006 to 12/31/2006               $10.02       $10.98      39,113,352
   01/01/2007 to 12/31/2007               $10.98       $11.76      51,904,819
   01/01/2008 to 12/31/2008               $11.76       $ 7.87       5,964,367
   01/01/2009 to 12/31/2009               $ 7.87       $ 9.60      14,463,581
   01/01/2010 to 12/31/2010               $ 9.60       $10.54      11,979,057
   01/01/2011 to 12/31/2011               $10.54       $10.07       7,908,770
   01/01/2012 to 12/31/2012               $10.07       $11.12       7,770,695

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $14.04       $14.17       2,300,793
   01/01/2006 to 12/31/2006               $14.17       $16.24       2,456,510
   01/01/2007 to 12/31/2007               $16.24       $15.92       1,963,249
   01/01/2008 to 12/31/2008               $15.92       $10.19         312,153
   01/01/2009 to 12/31/2009               $10.19       $11.77         623,594
   01/01/2010 to 12/31/2010               $11.77       $13.15         553,750
   01/01/2011 to 12/31/2011               $13.15       $13.36         416,102
   01/01/2012 to 05/04/2012               $13.36       $14.50               0

AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.03         848,018
   01/01/2006 to 12/31/2006               $10.03       $10.87       8,676,554
   01/01/2007 to 12/31/2007               $10.87       $11.63      15,085,032
   01/01/2008 to 12/31/2008               $11.63       $ 8.14       2,928,413
   01/01/2009 to 12/31/2009               $ 8.14       $ 9.84      12,578,640
   01/01/2010 to 12/31/2010               $ 9.84       $10.84      10,206,458
   01/01/2011 to 12/31/2011               $10.84       $10.51       6,583,634
   01/01/2012 to 12/31/2012               $10.51       $11.60       6,921,821

AST BLACKROCK VALUE PORTFOLIO
   06/20/2005* to 12/31/2005              $14.67       $15.41       1,705,077
   01/01/2006 to 12/31/2006               $15.41       $18.40       3,383,186
   01/01/2007 to 12/31/2007               $18.40       $18.26       4,050,104
   01/01/2008 to 12/31/2008               $18.26       $11.23         341,799
   01/01/2009 to 12/31/2009               $11.23       $13.03       1,308,929
   01/01/2010 to 12/31/2010               $13.03       $14.37         827,377
   01/01/2011 to 12/31/2011               $14.37       $14.03         389,478
   01/01/2012 to 12/31/2012               $14.03       $15.61         374,123

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009              $10.00       $ 9.37               0
   01/01/2010 to 12/31/2010               $ 9.37       $10.16               0
   01/01/2011 to 12/31/2011               $10.16       $10.93               0
   01/01/2012 to 12/31/2012               $10.93       $11.17               0

AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009              $10.00       $ 8.78               0
   01/01/2010 to 12/31/2010               $ 8.78       $ 9.63               0
   01/01/2011 to 12/31/2011               $ 9.63       $11.22               0
   01/01/2012 to 12/31/2012               $11.22       $11.70               0

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.01       4,889,286
   01/01/2006 to 12/31/2006               $10.01       $11.16      49,970,238
   01/01/2007 to 12/31/2007               $11.16       $12.01      67,852,631
   01/01/2008 to 12/31/2008               $12.01       $ 7.66       5,862,125
   01/01/2009 to 12/31/2009               $ 7.66       $ 9.42      19,005,047
   01/01/2010 to 12/31/2010               $ 9.42       $10.48      14,233,361
   01/01/2011 to 12/31/2011               $10.48       $10.03       8,170,145
   01/01/2012 to 12/31/2012               $10.03       $11.19       8,804,452

AST COHEN & STEERS REALTY PORTFOLIO
   06/20/2005* to 12/31/2005              $20.13       $21.22       2,826,660
   01/01/2006 to 12/31/2006               $21.22       $28.47       3,649,289
   01/01/2007 to 12/31/2007               $28.47       $22.36       1,894,036
   01/01/2008 to 12/31/2008               $22.36       $14.25         211,987
   01/01/2009 to 12/31/2009               $14.25       $18.44         608,819
   01/01/2010 to 12/31/2010               $18.44       $23.28         512,414
   01/01/2011 to 12/31/2011               $23.28       $24.34         235,353
   01/01/2012 to 12/31/2012               $24.34       $27.54         235,540

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003               $ 9.86       $16.40       2,615,505
   01/01/2004 to 12/31/2004               $16.40       $19.79       5,192,694
   01/01/2005 to 12/31/2005               $19.79       $21.25       6,965,263
   01/01/2006 to 12/31/2006               $21.25       $23.54       5,683,317
   01/01/2007 to 12/31/2007               $23.54       $25.68       5,023,880
   01/01/2008 to 12/31/2008               $25.68       $14.08         535,803
   01/01/2009 to 12/31/2009               $14.08       $18.33       1,908,786
   01/01/2010 to 12/31/2010               $18.33       $23.83       1,310,855
   01/01/2011 to 12/31/2011               $23.83       $20.32         619,637
   01/01/2012 to 12/31/2012               $20.32       $23.93         575,209

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003               $ 9.83       $12.77      13,386,166
   01/01/2004 to 12/31/2004               $12.77       $13.91      27,268,222
   01/01/2005 to 12/31/2005               $13.91       $14.30      38,456,039
   01/01/2006 to 12/31/2006               $14.30       $16.45      27,267,301
   01/01/2007 to 12/31/2007               $16.45       $16.96      23,014,737
   01/01/2008 to 12/31/2008               $16.96       $ 9.87       2,971,743
   01/01/2009 to 12/31/2009               $ 9.87       $11.54       9,326,038
   01/01/2010 to 12/31/2010               $11.54       $12.78       6,998,680
   01/01/2011 to 12/31/2011               $12.78       $11.84       3,277,745
   01/01/2012 to 12/31/2012               $11.84       $13.90       3,174,914

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003               $ 9.87       $12.75       2,379,820
   01/01/2004 to 12/31/2004               $12.75       $14.55       5,139,643
   01/01/2005 to 12/31/2005               $14.55       $14.95       6,665,807
   01/01/2006 to 12/31/2006               $14.95       $15.59       5,183,278
   01/01/2007 to 12/31/2007               $15.59       $18.25       4,551,679
   01/01/2008 to 12/31/2008               $18.25       $10.60         495,545
   01/01/2009 to 12/31/2009               $10.60       $16.34       1,836,792
   01/01/2010 to 12/31/2010               $16.34       $19.21       1,199,578
   01/01/2011 to 12/31/2011               $19.21       $18.28         516,180
   01/01/2012 to 12/31/2012               $18.28       $21.45         505,518

AST INTERNATIONAL GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003               $ 9.72       $13.35       6,498,151
   01/01/2004 to 12/31/2004               $13.35       $15.21      15,481,627
   01/01/2005 to 12/31/2005               $15.21       $17.40      18,939,826
   01/01/2006 to 12/31/2006               $17.40       $20.65      13,631,389
   01/01/2007 to 12/31/2007               $20.65       $24.11      11,406,256
   01/01/2008 to 12/31/2008               $24.11       $11.77       1,436,169
   01/01/2009 to 12/31/2009               $11.77       $15.62       4,557,297
   01/01/2010 to 12/31/2010               $15.62       $17.55       3,251,694
   01/01/2011 to 12/31/2011               $17.55       $14.99       1,512,624
   01/01/2012 to 12/31/2012               $14.99       $17.70       1,436,397

AST INTERNATIONAL VALUE PORTFOLIO
   01/01/2003 to 12/31/2003               $ 9.79       $12.86         368,945
   01/01/2004 to 12/31/2004               $12.86       $15.27         810,108
   01/01/2005 to 12/31/2005               $15.27       $17.04       1,137,254
   01/01/2006 to 12/31/2006               $17.04       $21.30       1,933,054
   01/01/2007 to 12/31/2007               $21.30       $24.61       2,704,506
   01/01/2008 to 12/31/2008               $24.61       $13.52         254,922
   01/01/2009 to 12/31/2009               $13.52       $17.31         702,587
   01/01/2010 to 12/31/2010               $17.31       $18.86         458,110
   01/01/2011 to 12/31/2011               $18.86       $16.18         222,180
   01/01/2012 to 12/31/2012               $16.18       $18.52         226,039

AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008              $10.00       $10.71      14,181,642
   01/01/2009 to 12/31/2009               $10.71       $11.69       5,092,409
   01/01/2010 to 12/31/2010               $11.69       $12.71       2,342,766
   01/01/2011 to 12/31/2011               $12.71       $14.02      10,709,989
   01/01/2012 to 12/31/2012               $14.02       $15.05       5,652,714

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/01/2003 to 12/31/2003               $ 9.95       $12.75         936,678
   01/01/2004 to 12/31/2004               $12.75       $14.65       2,064,681
   01/01/2005 to 12/31/2005               $14.65       $15.96       3,524,141
   01/01/2006 to 12/31/2006               $15.96       $19.22       4,137,771
   01/01/2007 to 12/31/2007               $19.22       $20.63       4,026,621
   01/01/2008 to 12/31/2008               $20.63       $11.87         385,911
   01/01/2009 to 12/31/2009               $11.87       $15.82       1,088,419
   01/01/2010 to 12/31/2010               $15.82       $16.63         754,417
   01/01/2011 to 12/31/2011               $16.63       $14.82         455,543
   01/01/2012 to 12/31/2012               $14.82       $17.72         433,132

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LARGE-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003               $ 9.90       $11.65         651,074
   01/01/2004 to 12/31/2004               $11.65       $13.19       1,916,775
   01/01/2005 to 12/31/2005               $13.19       $13.78       3,227,693
   01/01/2006 to 12/31/2006               $13.78       $16.01       3,946,641
   01/01/2007 to 12/31/2007               $16.01       $15.23       3,212,276
   01/01/2008 to 12/31/2008               $15.23       $ 8.74         510,220
   01/01/2009 to 12/31/2009               $ 8.74       $10.25       1,270,505
   01/01/2010 to 12/31/2010               $10.25       $11.37         929,620
   01/01/2011 to 12/31/2011               $11.37       $10.69         467,092
   01/01/2012 to 12/31/2012               $10.69       $12.26         472,202

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   01/01/2003 to 12/31/2003               $10.23       $11.92       4,628,945
   01/01/2004 to 12/31/2004               $11.92       $12.56       7,337,467
   01/01/2005 to 12/31/2005               $12.56       $12.46      11,711,617
   01/01/2006 to 12/31/2006               $12.46       $13.43       9,529,259
   01/01/2007 to 12/31/2007               $13.43       $13.97       8,088,124
   01/01/2008 to 12/31/2008               $13.97       $10.52       1,849,304
   01/01/2009 to 12/31/2009               $10.52       $13.89       3,476,917
   01/01/2010 to 12/31/2010               $13.89       $15.45       2,308,003
   01/01/2011 to 12/31/2011               $15.45       $16.70       1,512,620
   01/01/2012 to 12/31/2012               $16.70       $17.36       1,485,320

AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003               $ 9.51       $12.30      14,975,841
   01/01/2004 to 12/31/2004               $12.30       $13.95      30,793,077
   01/01/2005 to 12/31/2005               $13.95       $14.62      41,075,737
   01/01/2006 to 12/31/2006               $14.62       $15.38      33,382,333
   01/01/2007 to 12/31/2007               $15.38       $17.35      28,678,496
   01/01/2008 to 12/31/2008               $17.35       $ 9.59       3,236,045
   01/01/2009 to 12/31/2009               $ 9.59       $12.21       9,898,808
   01/01/2010 to 12/31/2010               $12.21       $14.34       7,065,215
   01/01/2011 to 12/31/2011               $14.34       $13.94       3,146,426
   01/01/2012 to 12/31/2012               $13.94       $15.35       3,080,177

AST MFS GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003               $ 9.47       $11.41       2,222,614
   01/01/2004 to 12/31/2004               $11.41       $12.39       2,897,175
   01/01/2005 to 12/31/2005               $12.39       $12.93       4,272,541
   01/01/2006 to 12/31/2006               $12.93       $13.91       3,472,314
   01/01/2007 to 12/31/2007               $13.91       $15.70       2,799,781
   01/01/2008 to 12/31/2008               $15.70       $ 9.81         639,125
   01/01/2009 to 12/31/2009               $ 9.81       $11.97       1,222,987
   01/01/2010 to 12/31/2010               $11.97       $13.24         948,496
   01/01/2011 to 12/31/2011               $13.24       $12.91         532,298
   01/01/2012 to 12/31/2012               $12.91       $14.83         524,356

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MID-CAP VALUE PORTFOLIO
   01/01/2005 to 12/31/2005               $15.14       $15.66       1,028,350
   01/01/2006 to 12/31/2006               $15.66       $17.55         962,590
   01/01/2007 to 12/31/2007               $17.55       $17.69         819,090
   01/01/2008 to 12/31/2008               $17.69       $10.74         114,313
   01/01/2009 to 12/31/2009               $10.74       $14.63         269,317
   01/01/2010 to 12/31/2010               $14.63       $17.74         373,327
   01/01/2011 to 12/31/2011               $17.74       $16.80         177,897
   01/01/2012 to 12/31/2012               $16.80       $19.52         193,813

AST MONEY MARKET PORTFOLIO
   01/01/2003 to 12/31/2003               $ 9.99       $ 9.86       7,176,983
   01/01/2004 to 12/31/2004               $ 9.86       $ 9.75       8,152,893
   01/01/2005 to 12/31/2005               $ 9.75       $ 9.83      14,801,774
   01/01/2006 to 12/31/2006               $ 9.83       $10.09      17,648,852
   01/01/2007 to 12/31/2007               $10.09       $10.38      23,468,378
   01/01/2008 to 12/31/2008               $10.38       $10.44      27,759,077
   01/01/2009 to 12/31/2009               $10.44       $10.26      53,398,654
   01/01/2010 to 12/31/2010               $10.26       $10.07      22,860,112
   01/01/2011 to 12/31/2011               $10.07       $ 9.88      14,451,090
   01/01/2012 to 12/31/2012               $ 9.88       $ 9.70      12,836,983

AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003               $ 9.98       $13.34       4,786,623
   01/01/2004 to 12/31/2004               $13.34       $16.08       9,335,291
   01/01/2005 to 12/31/2005               $16.08       $17.68      11,873,661
   01/01/2006 to 12/31/2006               $17.68       $19.21       9,671,239
   01/01/2007 to 12/31/2007               $19.21       $19.44       8,401,820
   01/01/2008 to 12/31/2008               $19.44       $11.01         882,120
   01/01/2009 to 12/31/2009               $11.01       $15.19       2,326,283
   01/01/2010 to 12/31/2010               $15.19       $18.39       1,733,456
   01/01/2011 to 12/31/2011               $18.39       $17.60         825,169
   01/01/2012 to 12/31/2012               $17.60       $20.22         800,864

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $14.02       $15.44       4,381,841
   01/01/2006 to 12/31/2006               $15.44       $17.28       3,814,763
   01/01/2007 to 12/31/2007               $17.28       $20.72       4,471,479
   01/01/2008 to 12/31/2008               $20.72       $11.55         362,170
   01/01/2009 to 12/31/2009               $11.55       $14.70         811,825
   01/01/2010 to 12/31/2010               $14.70       $18.56         696,814
   01/01/2011 to 12/31/2011               $18.56       $18.51         360,080
   01/01/2012 to 12/31/2012               $18.51       $20.41         353,163

AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003               $ 9.71       $14.06         480,221
   01/01/2004 to 12/31/2004               $14.06       $15.10         779,045
   01/01/2005 to 12/31/2005               $15.10       $14.87         775,839
   01/01/2006 to 12/31/2006               $14.87       $15.72         737,915
   01/01/2007 to 12/31/2007               $15.72       $18.30         790,161
   01/01/2008 to 12/31/2008               $18.30       $10.32          80,056
   01/01/2009 to 12/31/2009               $10.32       $12.40         231,173
   01/01/2010 to 12/31/2010               $12.40       $14.63         208,196
   01/01/2011 to 04/29/2011               $14.63       $16.40               0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/01/2003 to 12/31/2003               $10.08       $10.22       5,152,783
   01/01/2004 to 12/31/2004               $10.22       $10.23      19,103,280
   01/01/2005 to 12/31/2005               $10.23       $10.20      31,242,913
   01/01/2006 to 12/31/2006               $10.20       $10.39      24,544,154
   01/01/2007 to 12/31/2007               $10.39       $10.88      21,419,052
   01/01/2008 to 12/31/2008               $10.88       $10.80       3,534,614
   01/01/2009 to 12/31/2009               $10.80       $11.67       9,706,559
   01/01/2010 to 12/31/2010               $11.67       $11.90       6,476,153
   01/01/2011 to 12/31/2011               $11.90       $11.93       3,945,089
   01/01/2012 to 12/31/2012               $11.93       $12.26       3,747,740

AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/01/2003 to 12/31/2003               $10.17       $10.51      16,012,778
   01/01/2004 to 12/31/2004               $10.51       $10.82      30,067,867
   01/01/2005 to 12/31/2005               $10.82       $10.88      15,662,179
   01/01/2006 to 12/31/2006               $10.88       $11.07      16,434,843
   01/01/2007 to 12/31/2007               $11.07       $11.76      17,063,089
   01/01/2008 to 12/31/2008               $11.76       $11.28       3,876,085
   01/01/2009 to 12/31/2009               $11.28       $12.89      10,257,815
   01/01/2010 to 12/31/2010               $12.89       $13.62       8,706,380
   01/01/2011 to 12/31/2011               $13.62       $13.79       5,328,814
   01/01/2012 to 12/31/2012               $13.79       $14.79       5,350,745

AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.04         185,386
   01/01/2006 to 12/31/2006               $10.04       $10.63       4,511,598
   01/01/2007 to 12/31/2007               $10.63       $11.33       6,663,413
   01/01/2008 to 12/31/2008               $11.33       $ 8.95       3,907,838
   01/01/2009 to 12/31/2009               $ 8.95       $10.54       9,644,662
   01/01/2010 to 12/31/2010               $10.54       $11.44       8,283,737
   01/01/2011 to 12/31/2011               $11.44       $11.33       6,052,545
   01/01/2012 to 12/31/2012               $11.33       $12.27       6,075,309

AST SMALL-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003               $ 9.48       $13.50       1,059,046
   01/01/2004 to 12/31/2004               $13.50       $12.33       1,200,247
   01/01/2005 to 12/31/2005               $12.33       $12.27       1,188,972
   01/01/2006 to 12/31/2006               $12.27       $13.56       1,254,815
   01/01/2007 to 12/31/2007               $13.56       $14.25       1,144,565
   01/01/2008 to 12/31/2008               $14.25       $ 9.09         186,142
   01/01/2009 to 12/31/2009               $ 9.09       $11.94         533,421
   01/01/2010 to 12/31/2010               $11.94       $15.97         560,624
   01/01/2011 to 12/31/2011               $15.97       $15.52         229,807
   01/01/2012 to 12/31/2012               $15.52       $17.08         227,003

AST SMALL-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003               $10.08       $13.43       5,824,200
   01/01/2004 to 12/31/2004               $13.43       $15.34      10,169,483
   01/01/2005 to 12/31/2005               $15.34       $16.05      12,956,155
   01/01/2006 to 12/31/2006               $16.05       $18.90      10,309,013
   01/01/2007 to 12/31/2007               $18.90       $17.50       9,534,730
   01/01/2008 to 12/31/2008               $17.50       $12.07       1,182,326
   01/01/2009 to 12/31/2009               $12.07       $15.03       3,254,841
   01/01/2010 to 12/31/2010               $15.03       $18.58       2,239,354
   01/01/2011 to 12/31/2011               $18.58       $17.14       1,034,413
   01/01/2012 to 12/31/2012               $17.14       $19.87         977,952

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   01/01/2003 to 12/31/2003               $10.08       $12.69      2,277,726
   01/01/2004 to 12/31/2004               $12.69       $14.18      3,959,115
   01/01/2005 to 12/31/2005               $14.18       $14.68      3,809,638
   01/01/2006 to 12/31/2006               $14.68       $17.47      5,825,933
   01/01/2007 to 12/31/2007               $17.47       $16.53      3,601,549
   01/01/2008 to 12/31/2008               $16.53       $ 9.42        478,070
   01/01/2009 to 12/31/2009               $ 9.42       $11.44      1,136,011
   01/01/2010 to 12/31/2010               $11.44       $12.71        806,786
   01/01/2011 to 12/31/2011               $12.71       $12.27        418,041
   01/01/2012 to 12/31/2012               $12.27       $14.11        550,807

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/01/2003 to 12/31/2003               $10.31       $11.42      1,827,606
   01/01/2004 to 12/31/2004               $11.42       $12.17      6,387,666
   01/01/2005 to 12/31/2005               $12.17       $11.40      9,677,418
   01/01/2006 to 12/31/2006               $11.40       $11.89      8,138,223
   01/01/2007 to 12/31/2007               $11.89       $12.78      8,017,458
   01/01/2008 to 12/31/2008               $12.78       $12.24        821,071
   01/01/2009 to 12/31/2009               $12.24       $13.46      2,746,643
   01/01/2010 to 12/31/2010               $13.46       $13.96      2,027,848
   01/01/2011 to 12/31/2011               $13.96       $14.26      1,038,761
   01/01/2012 to 12/31/2012               $14.26       $14.72      1,020,582

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003               $ 9.34       $11.34        717,430
   01/01/2004 to 12/31/2004               $11.34       $11.76      1,189,655
   01/01/2005 to 12/31/2005               $11.76       $13.43      1,822,385
   01/01/2006 to 12/31/2006               $13.43       $13.92      2,970,253
   01/01/2007 to 12/31/2007               $13.92       $14.78      4,140,068
   01/01/2008 to 12/31/2008               $14.78       $ 8.62        568,073
   01/01/2009 to 12/31/2009               $ 8.62       $12.96      2,116,603
   01/01/2010 to 12/31/2010               $12.96       $14.73      1,463,744
   01/01/2011 to 12/31/2011               $14.73       $14.20        705,514
   01/01/2012 to 12/31/2012               $14.20       $16.38        719,092

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007              $10.00       $ 9.98        237,870
   01/01/2008 to 12/31/2008               $ 9.98       $ 9.28        494,638
   01/01/2009 to 12/31/2009               $ 9.28       $10.16      1,245,052
   01/01/2010 to 12/31/2010               $10.16       $10.74      1,455,140
   01/01/2011 to 12/31/2011               $10.74       $11.17      1,431,689
   01/01/2012 to 12/31/2012               $11.17       $11.82      1,628,650

EVERGREEN VA INTERNATIONAL EQUITY FUND
   01/01/2003 to 12/31/2003               $ 9.67       $12.78         76,749
   01/01/2004 to 12/31/2004               $12.78       $14.94        195,986
   01/01/2005 to 12/31/2005               $14.94       $17.01        507,584
   01/01/2006 to 12/31/2006               $17.01       $20.55        657,265
   01/01/2007 to 12/31/2007               $20.55       $23.18        857,755
   01/01/2008 to 12/31/2008               $23.18       $13.30         91,276
   01/01/2009 to 12/31/2009               $13.30       $15.13        216,498
   01/01/2010 to 07/16/2010               $15.13       $14.36              0

EVERGREEN VA OMEGA FUND
   01/01/2003 to 12/31/2003                   --       $13.21         56,002
   01/01/2004 to 12/31/2004               $13.21       $13.89        387,492
   01/01/2005 to 12/31/2005               $13.89       $14.15        294,327
   01/01/2006 to 12/31/2006               $14.15       $14.72        208,342
   01/01/2007 to 12/31/2007               $14.72       $16.16        187,651
   01/01/2008 to 12/31/2008               $16.16       $11.54         17,862
   01/01/2009 to 12/31/2009               $11.54       $16.30        165,600
   01/01/2010 to 07/16/2010               $16.30       $15.21              0

WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $14.37       $17.36        170,815
   01/01/2011 to 12/31/2011               $17.36       $14.85         88,148
   01/01/2012 to 12/31/2012               $14.85       $16.56         81,890

WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $15.21       $19.16         78,728
   01/01/2011 to 12/31/2011               $19.16       $17.79        132,209
   01/01/2012 to 12/31/2012               $17.79       $21.07         52,086

* Denotes the start date of these sub-accounts

                                 OPTIMUM PLUS

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

    ACCUMULATION UNIT VALUES: WITH GMWB OR HD GRO OR GRO PLUS 2008 (2.00%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.01         312,604
   01/01/2006 to 12/31/2006               $10.01       $10.97       5,065,695
   01/01/2007 to 12/31/2007               $10.97       $11.74       8,136,541
   01/01/2008 to 12/31/2008               $11.74       $ 7.84       9,400,328
   01/01/2009 to 12/31/2009               $ 7.84       $ 9.56      11,572,243
   01/01/2010 to 12/31/2010               $ 9.56       $10.49       9,571,229
   01/01/2011 to 12/31/2011               $10.49       $10.00       7,458,449
   01/01/2012 to 12/31/2012               $10.00       $11.04       6,592,715

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $14.00       $14.12         238,150
   01/01/2006 to 12/31/2006               $14.12       $16.18         278,461
   01/01/2007 to 12/31/2007               $16.18       $15.83         367,074
   01/01/2008 to 12/31/2008               $15.83       $10.13         432,558
   01/01/2009 to 12/31/2009               $10.13       $11.69         495,878
   01/01/2010 to 12/31/2010               $11.69       $13.04         325,918
   01/01/2011 to 12/31/2011               $13.04       $13.23         289,460
   01/01/2012 to 05/04/2012               $13.23       $14.36               0

AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.02         159,724
   01/01/2006 to 12/31/2006               $10.02       $10.86       1,685,657
   01/01/2007 to 12/31/2007               $10.86       $11.61       2,790,774
   01/01/2008 to 12/31/2008               $11.61       $ 8.11       5,528,245
   01/01/2009 to 12/31/2009               $ 8.11       $ 9.80       8,798,728
   01/01/2010 to 12/31/2010               $ 9.80       $10.79       7,024,050
   01/01/2011 to 12/31/2011               $10.79       $10.44       5,182,858
   01/01/2012 to 12/31/2012               $10.44       $11.51       5,035,393

AST BLACKROCK VALUE PORTFOLIO
   06/20/2005* to 12/31/2005              $14.63       $15.36         278,563
   01/01/2006 to 12/31/2006               $15.36       $18.32         539,030
   01/01/2007 to 12/31/2007               $18.32       $18.16         417,115
   01/01/2008 to 12/31/2008               $18.16       $11.16         374,851
   01/01/2009 to 12/31/2009               $11.16       $12.93         346,113
   01/01/2010 to 12/31/2010               $12.93       $14.25         297,287
   01/01/2011 to 12/31/2011               $14.25       $13.90         215,671
   01/01/2012 to 12/31/2012               $13.90       $15.45         198,126

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2015
   01/28/2008* to 12/31/2008              $10.00       $11.28      12,905,774
   01/01/2009 to 12/31/2009               $11.28       $11.01      11,423,965
   01/01/2010 to 12/31/2010               $11.01       $11.80       7,372,701
   01/01/2011 to 12/31/2011               $11.80       $12.31       5,770,635
   01/01/2012 to 12/31/2012               $12.31       $12.42       4,016,057

AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009              $10.00       $ 9.36       1,335,590
   01/01/2010 to 12/31/2010               $ 9.36       $10.14         972,743
   01/01/2011 to 12/31/2011               $10.14       $10.90         747,805
   01/01/2012 to 12/31/2012               $10.90       $11.12         351,286

AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010              $10.00       $10.74       4,566,891
   01/01/2011 to 12/31/2011               $10.74       $11.73       2,577,818
   01/01/2012 to 12/31/2012               $11.73       $12.08       1,131,486

AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008              $10.00       $12.01       7,376,393
   01/01/2009 to 12/31/2009               $12.01       $11.06       7,133,884
   01/01/2010 to 12/31/2010               $11.06       $12.05       4,327,344
   01/01/2011 to 12/31/2011               $12.05       $13.41       6,924,813
   01/01/2012 to 12/31/2012               $13.41       $13.90       3,795,635

AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008              $10.00       $12.08       5,692,971
   01/01/2009 to 12/31/2009               $12.08       $10.93       5,213,380
   01/01/2010 to 12/31/2010               $10.93       $11.93       3,978,286
   01/01/2011 to 12/31/2011               $11.93       $13.55       2,040,163
   01/01/2012 to 12/31/2012               $13.55       $14.06       3,068,671

AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009              $10.00       $ 8.77         239,205
   01/01/2010 to 12/31/2010               $ 8.77       $ 9.61       3,501,577
   01/01/2011 to 12/31/2011               $ 9.61       $11.18         747,648
   01/01/2012 to 12/31/2012               $11.18       $11.65          52,737

AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010              $10.00       $10.99       6,025,992
   01/01/2011 to 12/31/2011               $10.99       $12.95       3,151,015
   01/01/2012 to 12/31/2012               $12.95       $13.56         495,656

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011              $10.00       $12.00       5,394,026
   01/01/2012 to 12/31/2012               $12.00       $12.44       5,525,461

AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012              $10.00       $10.38       3,495,509

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.00         383,419
   01/01/2006 to 12/31/2006               $10.00       $11.15       6,613,267
   01/01/2007 to 12/31/2007               $11.15       $11.98       8,926,725
   01/01/2008 to 12/31/2008               $11.98       $ 7.64      11,747,755
   01/01/2009 to 12/31/2009               $ 7.64       $ 9.38      14,510,164
   01/01/2010 to 12/31/2010               $ 9.38       $10.43      11,072,168
   01/01/2011 to 12/31/2011               $10.43       $ 9.97       8,565,131
   01/01/2012 to 12/31/2012               $ 9.97       $11.11       8,015,346

AST COHEN & STEERS REALTY PORTFOLIO
   06/20/2005* to 12/31/2005              $20.07       $21.16         199,018
   01/01/2006 to 12/31/2006               $21.16       $28.35         318,743
   01/01/2007 to 12/31/2007               $28.35       $22.24         246,476
   01/01/2008 to 12/31/2008               $22.24       $14.16         171,371
   01/01/2009 to 12/31/2009               $14.16       $18.30         243,592
   01/01/2010 to 12/31/2010               $18.30       $23.08         180,347
   01/01/2011 to 12/31/2011               $23.08       $24.11         145,127
   01/01/2012 to 12/31/2012               $24.11       $27.26         130,983

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $16.38          37,078
   01/01/2004 to 12/31/2004               $16.38       $19.75         562,771
   01/01/2005 to 12/31/2005               $19.75       $21.18         675,625
   01/01/2006 to 12/31/2006               $21.18       $23.44         555,919
   01/01/2007 to 12/31/2007               $23.44       $25.55         471,679
   01/01/2008 to 12/31/2008               $25.55       $14.00         419,386
   01/01/2009 to 12/31/2009               $14.00       $18.20         379,572
   01/01/2010 to 12/31/2010               $18.20       $23.64         289,027
   01/01/2011 to 12/31/2011               $23.64       $20.13         229,446
   01/01/2012 to 12/31/2012               $20.13       $23.68         178,399

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $12.76         187,011
   01/01/2004 to 12/31/2004               $12.76       $13.88       2,899,917
   01/01/2005 to 12/31/2005               $13.88       $14.25       4,265,751
   01/01/2006 to 12/31/2006               $14.25       $16.38       2,911,174
   01/01/2007 to 12/31/2007               $16.38       $16.87       2,485,922
   01/01/2008 to 12/31/2008               $16.87       $ 9.81       2,137,291
   01/01/2009 to 12/31/2009               $ 9.81       $11.46       1,934,817
   01/01/2010 to 12/31/2010               $11.46       $12.67       1,584,756
   01/01/2011 to 12/31/2011               $12.67       $11.73       1,058,554
   01/01/2012 to 12/31/2012               $11.73       $13.76         808,644

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $12.73         37,400
   01/01/2004 to 12/31/2004               $12.73       $14.52        516,261
   01/01/2005 to 12/31/2005               $14.52       $14.91        701,854
   01/01/2006 to 12/31/2006               $14.91       $15.53        516,950
   01/01/2007 to 12/31/2007               $15.53       $18.16        440,329
   01/01/2008 to 12/31/2008               $18.16       $10.54        395,201
   01/01/2009 to 12/31/2009               $10.54       $16.22        468,843
   01/01/2010 to 12/31/2010               $16.22       $19.05        361,092
   01/01/2011 to 12/31/2011               $19.05       $18.11        221,077
   01/01/2012 to 12/31/2012               $18.11       $21.23        193,150

AST INTERNATIONAL GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $13.34        103,740
   01/01/2004 to 12/31/2004               $13.34       $15.18      1,821,923
   01/01/2005 to 12/31/2005               $15.18       $17.34      2,117,271
   01/01/2006 to 12/31/2006               $17.34       $20.56      1,505,204
   01/01/2007 to 12/31/2007               $20.56       $23.99      1,246,698
   01/01/2008 to 12/31/2008               $23.99       $11.70      1,091,501
   01/01/2009 to 12/31/2009               $11.70       $15.51        976,313
   01/01/2010 to 12/31/2010               $15.51       $17.41        770,326
   01/01/2011 to 12/31/2011               $17.41       $14.85        539,693
   01/01/2012 to 12/31/2012               $14.85       $17.52        418,206

AST INTERNATIONAL VALUE PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $12.85          5,504
   01/01/2004 to 12/31/2004               $12.85       $15.24         69,494
   01/01/2005 to 12/31/2005               $15.24       $16.98        151,572
   01/01/2006 to 12/31/2006               $16.98       $21.21        275,388
   01/01/2007 to 12/31/2007               $21.21       $24.49        415,333
   01/01/2008 to 12/31/2008               $24.49       $13.44        281,138
   01/01/2009 to 12/31/2009               $13.44       $17.18        292,566
   01/01/2010 to 12/31/2010               $17.18       $18.71        242,130
   01/01/2011 to 12/31/2011               $18.71       $16.03        186,332
   01/01/2012 to 12/31/2012               $16.03       $18.33        167,981

AST INVESTMENT GRADE BOND PORTFOLIO
   06/30/2008* to 12/31/2008              $10.01       $10.92      1,344,244
   01/01/2009 to 12/31/2009               $10.92       $11.91        336,597
   01/01/2010 to 12/31/2010               $11.91       $12.93        179,010
   01/01/2011 to 12/31/2011               $12.93       $14.25      1,155,408
   01/01/2012 to 12/31/2012               $14.25       $15.28        598,595

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $12.74         17,098
   01/01/2004 to 12/31/2004               $12.74       $14.62        217,166
   01/01/2005 to 12/31/2005               $14.62       $15.90        411,851
   01/01/2006 to 12/31/2006               $15.90       $19.14        412,527
   01/01/2007 to 12/31/2007               $19.14       $20.53        452,611
   01/01/2008 to 12/31/2008               $20.53       $11.79        450,183
   01/01/2009 to 12/31/2009               $11.79       $15.70        399,618
   01/01/2010 to 12/31/2010               $15.70       $16.49        308,762
   01/01/2011 to 12/31/2011               $16.49       $14.68        235,341
   01/01/2012 to 12/31/2012               $14.68       $17.54        195,028

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LARGE-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $11.63         21,961
   01/01/2004 to 12/31/2004               $11.63       $13.16        173,888
   01/01/2005 to 12/31/2005               $13.16       $13.73        405,886
   01/01/2006 to 12/31/2006               $13.73       $15.94        464,393
   01/01/2007 to 12/31/2007               $15.94       $15.16        520,419
   01/01/2008 to 12/31/2008               $15.16       $ 8.69        546,388
   01/01/2009 to 12/31/2009               $ 8.69       $10.17        452,623
   01/01/2010 to 12/31/2010               $10.17       $11.28        440,901
   01/01/2011 to 12/31/2011               $11.28       $10.59        327,994
   01/01/2012 to 12/31/2012               $10.59       $12.13        291,061

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $11.90         42,593
   01/01/2004 to 12/31/2004               $11.90       $12.53        904,128
   01/01/2005 to 12/31/2005               $12.53       $12.42      1,672,137
   01/01/2006 to 12/31/2006               $12.42       $13.37      1,365,237
   01/01/2007 to 12/31/2007               $13.37       $13.90      1,124,709
   01/01/2008 to 12/31/2008               $13.90       $10.45        916,727
   01/01/2009 to 12/31/2009               $10.45       $13.79        905,623
   01/01/2010 to 12/31/2010               $13.79       $15.33        647,711
   01/01/2011 to 12/31/2011               $15.33       $16.55        486,011
   01/01/2012 to 12/31/2012               $16.55       $17.18        404,728

AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $12.28        215,988
   01/01/2004 to 12/31/2004               $12.28       $13.92      3,136,818
   01/01/2005 to 12/31/2005               $13.92       $14.58      4,378,768
   01/01/2006 to 12/31/2006               $14.58       $15.32      3,475,065
   01/01/2007 to 12/31/2007               $15.32       $17.26      3,049,331
   01/01/2008 to 12/31/2008               $17.26       $ 9.53      2,645,237
   01/01/2009 to 12/31/2009               $ 9.53       $12.12      2,318,468
   01/01/2010 to 12/31/2010               $12.12       $14.22      1,843,523
   01/01/2011 to 12/31/2011               $14.22       $13.81      1,221,768
   01/01/2012 to 12/31/2012               $13.81       $15.19        967,575

AST MFS GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $11.40         18,900
   01/01/2004 to 12/31/2004               $11.40       $12.37        304,760
   01/01/2005 to 12/31/2005               $12.37       $12.89        553,234
   01/01/2006 to 12/31/2006               $12.89       $13.85        418,858
   01/01/2007 to 12/31/2007               $13.85       $15.62        401,782
   01/01/2008 to 12/31/2008               $15.62       $ 9.75        381,401
   01/01/2009 to 12/31/2009               $ 9.75       $11.88        476,807
   01/01/2010 to 12/31/2010               $11.88       $13.13        349,620
   01/01/2011 to 12/31/2011               $13.13       $12.79        256,619
   01/01/2012 to 12/31/2012               $12.79       $14.68        253,826

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MID-CAP VALUE PORTFOLIO
   01/01/2005 to 12/31/2005               $15.11       $15.61         156,240
   01/01/2006 to 12/31/2006               $15.61       $17.48         128,923
   01/01/2007 to 12/31/2007               $17.48       $17.60         135,453
   01/01/2008 to 12/31/2008               $17.60       $10.67         157,691
   01/01/2009 to 12/31/2009               $10.67       $14.52         148,090
   01/01/2010 to 12/31/2010               $14.52       $17.59         115,520
   01/01/2011 to 12/31/2011               $17.59       $16.65          81,600
   01/01/2012 to 12/31/2012               $16.65       $19.32          75,966

AST MONEY MARKET PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $ 9.85          81,304
   01/01/2004 to 12/31/2004               $ 9.85       $ 9.73       1,312,018
   01/01/2005 to 12/31/2005               $ 9.73       $ 9.80       2,581,452
   01/01/2006 to 12/31/2006               $ 9.80       $10.04       1,916,776
   01/01/2007 to 12/31/2007               $10.04       $10.33       4,181,059
   01/01/2008 to 12/31/2008               $10.33       $10.37      11,771,343
   01/01/2009 to 12/31/2009               $10.37       $10.19       5,146,624
   01/01/2010 to 12/31/2010               $10.19       $ 9.99       2,539,883
   01/01/2011 to 12/31/2011               $ 9.99       $ 9.79       2,629,487
   01/01/2012 to 12/31/2012               $ 9.79       $ 9.60       1,832,190

AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $13.33          87,253
   01/01/2004 to 12/31/2004               $13.33       $16.04         937,314
   01/01/2005 to 12/31/2005               $16.04       $17.62       1,232,726
   01/01/2006 to 12/31/2006               $17.62       $19.12         959,021
   01/01/2007 to 12/31/2007               $19.12       $19.33         859,161
   01/01/2008 to 12/31/2008               $19.33       $10.94         649,182
   01/01/2009 to 12/31/2009               $10.94       $15.08         559,513
   01/01/2010 to 12/31/2010               $15.08       $18.24         452,422
   01/01/2011 to 12/31/2011               $18.24       $17.43         306,085
   01/01/2012 to 12/31/2012               $17.43       $20.01         244,921

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $13.98       $15.40         330,873
   01/01/2006 to 12/31/2006               $15.40       $17.21         308,969
   01/01/2007 to 12/31/2007               $17.21       $20.61         409,243
   01/01/2008 to 12/31/2008               $20.61       $11.47         217,294
   01/01/2009 to 12/31/2009               $11.47       $14.59         237,239
   01/01/2010 to 12/31/2010               $14.59       $18.40         222,681
   01/01/2011 to 12/31/2011               $18.40       $18.34         164,934
   01/01/2012 to 12/31/2012               $18.34       $20.20         121,447

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $14.05          1,850
   01/01/2004 to 12/31/2004               $14.05       $15.07         56,414
   01/01/2005 to 12/31/2005               $15.07       $14.82         76,370
   01/01/2006 to 12/31/2006               $14.82       $15.65         81,269
   01/01/2007 to 12/31/2007               $15.65       $18.20        105,233
   01/01/2008 to 12/31/2008               $18.20       $10.25         51,866
   01/01/2009 to 12/31/2009               $10.25       $12.31         56,130
   01/01/2010 to 12/31/2010               $12.31       $14.51         50,066
   01/01/2011 to 04/29/2011               $14.51       $16.26              0

AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $10.21         36,640
   01/01/2004 to 12/31/2004               $10.21       $10.21      2,764,809
   01/01/2005 to 12/31/2005               $10.21       $10.17      4,545,782
   01/01/2006 to 12/31/2006               $10.17       $10.35      3,593,391
   01/01/2007 to 12/31/2007               $10.35       $10.83      3,257,914
   01/01/2008 to 12/31/2008               $10.83       $10.73      3,023,480
   01/01/2009 to 12/31/2009               $10.73       $11.59      3,232,705
   01/01/2010 to 12/31/2010               $11.59       $11.80      2,405,356
   01/01/2011 to 12/31/2011               $11.80       $11.83      1,638,831
   01/01/2012 to 12/31/2012               $11.83       $12.13      1,373,988

AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $10.49        378,676
   01/01/2004 to 12/31/2004               $10.49       $10.79      3,495,678
   01/01/2005 to 12/31/2005               $10.79       $10.84      2,236,621
   01/01/2006 to 12/31/2006               $10.84       $11.02      2,081,850
   01/01/2007 to 12/31/2007               $11.02       $11.70      2,256,466
   01/01/2008 to 12/31/2008               $11.70       $11.21      2,546,124
   01/01/2009 to 12/31/2009               $11.21       $12.80      3,707,147
   01/01/2010 to 12/31/2010               $12.80       $13.51      3,188,128
   01/01/2011 to 12/31/2011               $13.51       $13.66      2,557,267
   01/01/2012 to 12/31/2012               $13.66       $14.64      2,510,555

AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.03          5,527
   01/01/2006 to 12/31/2006               $10.03       $10.62        632,804
   01/01/2007 to 12/31/2007               $10.62       $11.31      1,601,195
   01/01/2008 to 12/31/2008               $11.31       $ 8.92      5,838,176
   01/01/2009 to 12/31/2009               $ 8.92       $10.50      7,871,784
   01/01/2010 to 12/31/2010               $10.50       $11.38      6,131,743
   01/01/2011 to 12/31/2011               $11.38       $11.26      5,324,940
   01/01/2012 to 12/31/2012               $11.26       $12.18      4,942,223

AST SMALL-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $13.49          9,676
   01/01/2004 to 12/31/2004               $13.49       $12.30        113,913
   01/01/2005 to 12/31/2005               $12.30       $12.23        105,281
   01/01/2006 to 12/31/2006               $12.23       $13.50        116,763
   01/01/2007 to 12/31/2007               $13.50       $14.18        168,599
   01/01/2008 to 12/31/2008               $14.18       $ 9.03        254,074
   01/01/2009 to 12/31/2009               $ 9.03       $11.85        247,591
   01/01/2010 to 12/31/2010               $11.85       $15.84        277,723
   01/01/2011 to 12/31/2011               $15.84       $15.37        121,709
   01/01/2012 to 12/31/2012               $15.37       $16.90         82,745

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $13.41        100,155
   01/01/2004 to 12/31/2004               $13.41       $15.31      1,007,926
   01/01/2005 to 12/31/2005               $15.31       $16.00      1,367,353
   01/01/2006 to 12/31/2006               $16.00       $18.82      1,007,185
   01/01/2007 to 12/31/2007               $18.82       $17.41        986,053
   01/01/2008 to 12/31/2008               $17.41       $11.99        987,703
   01/01/2009 to 12/31/2009               $11.99       $14.92        848,941
   01/01/2010 to 12/31/2010               $14.92       $18.43        606,356
   01/01/2011 to 12/31/2011               $18.43       $16.98        406,275
   01/01/2012 to 12/31/2012               $16.98       $19.66        305,529

AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $12.67         11,518
   01/01/2004 to 12/31/2004               $12.67       $14.15        220,419
   01/01/2005 to 12/31/2005               $14.15       $14.63        256,526
   01/01/2006 to 12/31/2006               $14.63       $17.40        446,357
   01/01/2007 to 12/31/2007               $17.40       $16.44        422,432
   01/01/2008 to 12/31/2008               $16.44       $ 9.36        354,139
   01/01/2009 to 12/31/2009               $ 9.36       $11.36        348,461
   01/01/2010 to 12/31/2010               $11.36       $12.61        297,828
   01/01/2011 to 12/31/2011               $12.61       $12.15        247,265
   01/01/2012 to 12/31/2012               $12.15       $13.97        272,127

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $11.40         24,361
   01/01/2004 to 12/31/2004               $11.40       $12.14        712,411
   01/01/2005 to 12/31/2005               $12.14       $11.37      1,035,774
   01/01/2006 to 12/31/2006               $11.37       $11.84        798,214
   01/01/2007 to 12/31/2007               $11.84       $12.72        851,066
   01/01/2008 to 12/31/2008               $12.72       $12.16        694,965
   01/01/2009 to 12/31/2009               $12.16       $13.36        671,737
   01/01/2010 to 12/31/2010               $13.36       $13.85        570,160
   01/01/2011 to 12/31/2011               $13.85       $14.13        482,840
   01/01/2012 to 12/31/2012               $14.13       $14.57        400,966

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $11.32          2,206
   01/01/2004 to 12/31/2004               $11.32       $11.73         84,417
   01/01/2005 to 12/31/2005               $11.73       $13.39        179,577
   01/01/2006 to 12/31/2006               $13.39       $13.86        424,274
   01/01/2007 to 12/31/2007               $13.86       $14.70        670,101
   01/01/2008 to 12/31/2008               $14.70       $ 8.56        829,518
   01/01/2009 to 12/31/2009               $ 8.56       $12.87        803,341
   01/01/2010 to 12/31/2010               $12.87       $14.61        682,794
   01/01/2011 to 12/31/2011               $14.61       $14.07        500,066
   01/01/2012 to 12/31/2012               $14.07       $16.21        434,920

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007              $10.00       $ 9.98       207,560
   01/01/2008 to 12/31/2008               $ 9.98       $ 9.27       788,143
   01/01/2009 to 12/31/2009               $ 9.27       $10.14       753,947
   01/01/2010 to 12/31/2010               $10.14       $10.71       651,819
   01/01/2011 to 12/31/2011               $10.71       $11.13       602,850
   01/01/2012 to 12/31/2012               $11.13       $11.76       540,991

EVERGREEN VA INTERNATIONAL EQUITY FUND
   01/01/2003 to 12/31/2003                   --       $10.45           827
   01/01/2004 to 12/31/2004               $10.45       $12.21        32,858
   01/01/2005 to 12/31/2005               $12.21       $13.88       164,045
   01/01/2006 to 12/31/2006               $13.88       $16.75       160,932
   01/01/2007 to 12/31/2007               $16.75       $18.88       219,534
   01/01/2008 to 12/31/2008               $18.88       $10.82       146,290
   01/01/2009 to 12/31/2009               $10.82       $12.30       139,726
   01/01/2010 to 07/16/2010               $12.30       $11.66             0

EVERGREEN VA OMEGA FUND
   01/01/2003 to 12/31/2003                   --       $13.19           283
   01/01/2004 to 12/31/2004               $13.19       $13.86        31,153
   01/01/2005 to 12/31/2005               $13.86       $14.10        31,596
   01/01/2006 to 12/31/2006               $14.10       $14.65        15,185
   01/01/2007 to 12/31/2007               $14.65       $16.08        15,093
   01/01/2008 to 12/31/2008               $16.08       $11.47        26,469
   01/01/2009 to 12/31/2009               $11.47       $16.18        38,725
   01/01/2010 to 07/16/2010               $16.18       $15.09             0

WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $11.68       $14.09       111,815
   01/01/2011 to 12/31/2011               $14.09       $12.05        75,328
   01/01/2012 to 12/31/2012               $12.05       $13.42        70,838

WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $15.09       $19.00        20,242
   01/01/2011 to 12/31/2011               $19.00       $17.62        29,311
   01/01/2012 to 12/31/2012               $17.62       $20.85        26,757

* Denotes the start date of these sub-accounts

                                 OPTIMUM PLUS

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

               ACCUMULATION UNIT VALUES: WITH HAV 40 BPS (2.05%)

                                                                   NUMBER OF
                                                                 ACCUMULATION
                                       ACCUMULATION ACCUMULATION     UNITS
                                        UNIT VALUE   UNIT VALUE   OUTSTANDING
                                       AT BEGINNING    AT END         AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ -------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009               $10.02       $12.22      3,365,059
   01/01/2010 to 12/31/2010               $12.22       $13.40      5,268,356
   01/01/2011 to 12/31/2011               $13.40       $12.78      4,442,063
   01/01/2012 to 12/31/2012               $12.78       $14.09      4,578,694

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $10.08       $12.46        191,964
   01/01/2010 to 12/31/2010               $12.46       $13.90        262,897
   01/01/2011 to 12/31/2011               $13.90       $14.10        199,823
   01/01/2012 to 05/04/2012               $14.10       $15.30              0

AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009               $10.02       $12.04      4,105,360
   01/01/2010 to 12/31/2010               $12.04       $13.25      6,540,463
   01/01/2011 to 12/31/2011               $13.25       $12.82      5,259,707
   01/01/2012 to 12/31/2012               $12.82       $14.12      5,738,680

AST BLACKROCK VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $10.10       $12.76        119,144
   01/01/2010 to 12/31/2010               $12.76       $14.05        170,995
   01/01/2011 to 12/31/2011               $14.05       $13.70        142,576
   01/01/2012 to 12/31/2012               $13.70       $15.21        165,128

AST BOND PORTFOLIO 2015
   05/01/2009 to 12/31/2009               $ 9.96       $ 9.99              0
   01/01/2010 to 12/31/2010               $ 9.99       $10.70              0
   01/01/2011 to 12/31/2011               $10.70       $11.16              0
   01/01/2012 to 12/31/2012               $11.16       $11.26              0

AST BOND PORTFOLIO 2016
   05/01/2009 to 12/31/2009               $ 9.94       $ 9.61             47
   01/01/2010 to 12/31/2010               $ 9.61       $10.41            440
   01/01/2011 to 12/31/2011               $10.41       $11.18            512
   01/01/2012 to 12/31/2012               $11.18       $11.41            452

                                                                   NUMBER OF
                                                                 ACCUMULATION
                                       ACCUMULATION ACCUMULATION     UNITS
                                        UNIT VALUE   UNIT VALUE   OUTSTANDING
                                       AT BEGINNING    AT END         AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ -------------
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010              $10.00       $10.74              0
   01/01/2011 to 12/31/2011               $10.74       $11.72              0
   01/01/2012 to 12/31/2012               $11.72       $12.06              0

AST BOND PORTFOLIO 2018
   05/01/2009 to 12/31/2009               $ 9.92       $ 9.68              0
   01/01/2010 to 12/31/2010               $ 9.68       $10.54              0
   01/01/2011 to 12/31/2011               $10.54       $11.72              0
   01/01/2012 to 12/31/2012               $11.72       $12.14              0

AST BOND PORTFOLIO 2019
   05/01/2009 to 12/31/2009               $ 9.91       $ 9.58              0
   01/01/2010 to 12/31/2010               $ 9.58       $10.45              0
   01/01/2011 to 12/31/2011               $10.45       $11.87              0
   01/01/2012 to 12/31/2012               $11.87       $12.30              0

AST BOND PORTFOLIO 2020
   05/01/2009 to 12/31/2009               $ 9.88       $ 9.25              0
   01/01/2010 to 12/31/2010               $ 9.25       $10.14              0
   01/01/2011 to 12/31/2011               $10.14       $11.78              0
   01/01/2012 to 12/31/2012               $11.78       $12.27              0

AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010              $10.00       $10.98              0
   01/01/2011 to 12/31/2011               $10.98       $12.94              0
   01/01/2012 to 12/31/2012               $12.94       $13.53              0

AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011              $10.00       $11.99              0
   01/01/2012 to 12/31/2012               $11.99       $12.43              0

AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012              $10.00       $10.37              0

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009               $10.04       $12.31      3,569,333
   01/01/2010 to 12/31/2010               $12.31       $13.67      4,979,410
   01/01/2011 to 12/31/2011               $13.67       $13.07      3,397,925
   01/01/2012 to 12/31/2012               $13.07       $14.56      4,089,027

AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.61       $14.51         72,498
   01/01/2010 to 12/31/2010               $14.51       $18.29        140,193
   01/01/2011 to 12/31/2011               $18.29       $19.10        108,337
   01/01/2012 to 12/31/2012               $19.10       $21.58        141,232

                                                                   NUMBER OF
                                                                 ACCUMULATION
                                       ACCUMULATION ACCUMULATION     UNITS
                                        UNIT VALUE   UNIT VALUE   OUTSTANDING
                                       AT BEGINNING    AT END         AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ -------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.98       $12.99        103,365
   01/01/2010 to 12/31/2010               $12.99       $16.86        159,307
   01/01/2011 to 12/31/2011               $16.86       $14.35        162,590
   01/01/2012 to 12/31/2012               $14.35       $16.87        185,037

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $10.12       $12.21        151,621
   01/01/2010 to 12/31/2010               $12.21       $13.50        217,261
   01/01/2011 to 12/31/2011               $13.50       $12.49        168,738
   01/01/2012 to 12/31/2012               $12.49       $14.64        193,616

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $10.06       $13.49        286,175
   01/01/2010 to 12/31/2010               $13.49       $15.83        479,051
   01/01/2011 to 12/31/2011               $15.83       $15.04        315,046
   01/01/2012 to 12/31/2012               $15.04       $17.62        365,162

AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $10.14       $13.27        114,610
   01/01/2010 to 12/31/2010               $13.27       $14.89        190,802
   01/01/2011 to 12/31/2011               $14.89       $12.70        126,232
   01/01/2012 to 12/31/2012               $12.70       $14.97        138,669

AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $10.12       $13.10         88,177
   01/01/2010 to 12/31/2010               $13.10       $14.26        144,510
   01/01/2011 to 12/31/2011               $14.26       $12.21        113,957
   01/01/2012 to 12/31/2012               $12.21       $13.96        132,810

AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.98       $10.85            646
   01/01/2010 to 12/31/2010               $10.85       $11.77         41,606
   01/01/2011 to 12/31/2011               $11.77       $12.97     14,508,528
   01/01/2012 to 12/31/2012               $12.97       $13.90      5,830,488

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009               $10.13       $13.59        177,474
   01/01/2010 to 12/31/2010               $13.59       $14.27        327,702
   01/01/2011 to 12/31/2011               $14.27       $12.70        244,121
   01/01/2012 to 12/31/2012               $12.70       $15.16        272,580

AST LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $10.06       $12.73         35,867
   01/01/2010 to 12/31/2010               $12.73       $14.12         62,582
   01/01/2011 to 12/31/2011               $14.12       $13.25         48,285
   01/01/2012 to 12/31/2012               $13.25       $15.17         61,639

                                                                   NUMBER OF
                                                                 ACCUMULATION
                                       ACCUMULATION ACCUMULATION     UNITS
                                        UNIT VALUE   UNIT VALUE   OUTSTANDING
                                       AT BEGINNING    AT END         AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ -------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2009 to 12/31/2009               $10.03       $12.09        114,616
   01/01/2010 to 12/31/2010               $12.09       $13.43        148,549
   01/01/2011 to 12/31/2011               $13.43       $14.49        269,475
   01/01/2012 to 12/31/2012               $14.49       $15.03        320,082

AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $10.01       $12.72        159,504
   01/01/2010 to 12/31/2010               $12.72       $14.92        248,348
   01/01/2011 to 12/31/2011               $14.92       $14.48        196,229
   01/01/2012 to 12/31/2012               $14.48       $15.92        216,704

AST MFS GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $10.03       $12.15        116,402
   01/01/2010 to 12/31/2010               $12.15       $13.43        164,734
   01/01/2011 to 12/31/2011               $13.43       $13.07        109,155
   01/01/2012 to 12/31/2012               $13.07       $14.99        145,038

AST MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.99       $13.23         57,715
   01/01/2010 to 12/31/2010               $13.23       $16.02        128,363
   01/01/2011 to 12/31/2011               $16.02       $15.15         87,454
   01/01/2012 to 12/31/2012               $15.15       $17.57        108,339

AST MONEY MARKET PORTFOLIO
   05/01/2009 to 12/31/2009               $10.00       $ 9.87        766,665
   01/01/2010 to 12/31/2010               $ 9.87       $ 9.67      1,224,819
   01/01/2011 to 12/31/2011               $ 9.67       $ 9.47      1,340,106
   01/01/2012 to 12/31/2012               $ 9.47       $ 9.28      1,146,782

AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $10.13       $13.72        103,062
   01/01/2010 to 12/31/2010               $13.72       $16.59        159,478
   01/01/2011 to 12/31/2011               $16.59       $15.84        101,521
   01/01/2012 to 12/31/2012               $15.84       $18.18        116,165

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.98       $12.37         87,413
   01/01/2010 to 12/31/2010               $12.37       $15.59        153,346
   01/01/2011 to 12/31/2011               $15.59       $15.52        129,404
   01/01/2012 to 12/31/2012               $15.52       $17.09        154,034

AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.93       $12.07         48,893
   01/01/2010 to 12/31/2010               $12.07       $14.22        111,789
   01/01/2011 to 04/29/2011               $14.22       $15.93              0

AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.99       $10.48        240,395
   01/01/2010 to 12/31/2010               $10.48       $10.67        445,435
   01/01/2011 to 12/31/2011               $10.67       $10.69        516,157
   01/01/2012 to 12/31/2012               $10.69       $10.96        572,206

                                                                   NUMBER OF
                                                                 ACCUMULATION
                                       ACCUMULATION ACCUMULATION     UNITS
                                        UNIT VALUE   UNIT VALUE   OUTSTANDING
                                       AT BEGINNING    AT END         AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ -------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.98       $11.05      2,760,749
   01/01/2010 to 12/31/2010               $11.05       $11.66      4,831,426
   01/01/2011 to 12/31/2011               $11.66       $11.79      3,763,460
   01/01/2012 to 12/31/2012               $11.79       $12.62      4,344,963

AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009               $10.02       $11.61      3,978,257
   01/01/2010 to 12/31/2010               $11.61       $12.57      5,926,854
   01/01/2011 to 12/31/2011               $12.57       $12.44      5,416,351
   01/01/2012 to 12/31/2012               $12.44       $13.45      5,373,438

AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $10.01       $13.14         76,927
   01/01/2010 to 12/31/2010               $13.14       $17.55        200,848
   01/01/2011 to 12/31/2011               $17.55       $17.03         93,921
   01/01/2012 to 12/31/2012               $17.03       $18.71        129,175

AST SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.98       $12.94         86,498
   01/01/2010 to 12/31/2010               $12.94       $15.97        123,286
   01/01/2011 to 12/31/2011               $15.97       $14.71         78,005
   01/01/2012 to 12/31/2012               $14.71       $17.03         91,160

AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2009 to 12/31/2009               $10.10       $12.91         78,869
   01/01/2010 to 12/31/2010               $12.91       $14.32        144,391
   01/01/2011 to 12/31/2011               $14.32       $13.79        100,188
   01/01/2012 to 12/31/2012               $13.79       $15.84        159,373

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2009 to 12/31/2009               $10.02       $11.11        235,256
   01/01/2010 to 12/31/2010               $11.11       $11.50        329,128
   01/01/2011 to 12/31/2011               $11.50       $11.73        303,906
   01/01/2012 to 12/31/2012               $11.73       $12.09        346,069

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.99       $13.16        352,417
   01/01/2010 to 12/31/2010               $13.16       $14.93        560,108
   01/01/2011 to 12/31/2011               $14.93       $14.38        391,513
   01/01/2012 to 12/31/2012               $14.38       $16.56        455,410

                                                                   NUMBER OF
                                                                 ACCUMULATION
                                       ACCUMULATION ACCUMULATION     UNITS
                                        UNIT VALUE   UNIT VALUE   OUTSTANDING
                                       AT BEGINNING    AT END         AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ -------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.99       $10.76        447,678
   01/01/2010 to 12/31/2010               $10.76       $11.36        892,152
   01/01/2011 to 12/31/2011               $11.36       $11.80        821,274
   01/01/2012 to 12/31/2012               $11.80       $12.46      1,119,758

EVERGREEN VA INTERNATIONAL EQUITY FUND
   05/01/2009 to 12/31/2009               $10.05       $12.74         15,269
   01/01/2010 to 07/16/2010               $12.74       $12.08              0

EVERGREEN VA OMEGA FUND
   05/01/2009 to 12/31/2009               $ 9.89       $12.84          7,056
   01/01/2010 to 07/16/2010               $12.84       $11.97              0

WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $12.09       $14.59         20,042
   01/01/2011 to 12/31/2011               $14.59       $12.46         18,690
   01/01/2012 to 12/31/2012               $12.46       $13.88         16,680

WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $11.97       $15.07          7,752
   01/01/2011 to 12/31/2011               $15.07       $13.97          7,751
   01/01/2012 to 12/31/2012               $13.97       $16.52          7,348

* Denotes the start date of these sub-accounts

                                 OPTIMUM PLUS

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES: WITH ANY TWO OF GRO PLUS, EBP OR HAV OR WITH ANY ONE
                          OF COMBO 5% OR HDV (2.15%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.01       1,490,936
   01/01/2006 to 12/31/2006               $10.01       $10.95       8,182,830
   01/01/2007 to 12/31/2007               $10.95       $11.70      12,516,386
   01/01/2008 to 12/31/2008               $11.70       $ 7.81       7,417,897
   01/01/2009 to 12/31/2009               $ 7.81       $ 9.50      11,207,973
   01/01/2010 to 12/31/2010               $ 9.50       $10.41      10,629,323
   01/01/2011 to 12/31/2011               $10.41       $ 9.91       8,503,821
   01/01/2012 to 12/31/2012               $ 9.91       $10.92       8,408,411

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $13.95       $14.06         407,960
   01/01/2006 to 12/31/2006               $14.06       $16.07         566,185
   01/01/2007 to 12/31/2007               $16.07       $15.71         607,322
   01/01/2008 to 12/31/2008               $15.71       $10.03         184,950
   01/01/2009 to 12/31/2009               $10.03       $11.56         381,797
   01/01/2010 to 12/31/2010               $11.56       $12.88         429,126
   01/01/2011 to 12/31/2011               $12.88       $13.05         278,392
   01/01/2012 to 05/04/2012               $13.05       $14.16               0

AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.02          69,241
   01/01/2006 to 12/31/2006               $10.02       $10.84       1,751,149
   01/01/2007 to 12/31/2007               $10.84       $11.57       3,475,993
   01/01/2008 to 12/31/2008               $11.57       $ 8.07       4,130,990
   01/01/2009 to 12/31/2009               $ 8.07       $ 9.74       7,745,284
   01/01/2010 to 12/31/2010               $ 9.74       $10.70       7,266,419
   01/01/2011 to 12/31/2011               $10.70       $10.35       5,714,960
   01/01/2012 to 12/31/2012               $10.35       $11.39       5,660,006

AST BLACKROCK VALUE PORTFOLIO
   06/20/2005* to 12/31/2005              $14.57       $15.28         532,089
   01/01/2006 to 12/31/2006               $15.28       $18.21         795,655
   01/01/2007 to 12/31/2007               $18.21       $18.02         726,094
   01/01/2008 to 12/31/2008               $18.02       $11.06         329,004
   01/01/2009 to 12/31/2009               $11.06       $12.79         374,919
   01/01/2010 to 12/31/2010               $12.79       $14.08         310,453
   01/01/2011 to 12/31/2011               $14.08       $13.71         284,321
   01/01/2012 to 12/31/2012               $13.71       $15.21         270,868

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2015
   05/01/2009* to 12/31/2009              $ 9.96       $ 9.98             0
   01/01/2010 to 12/31/2010               $ 9.98       $10.69             0
   01/01/2011 to 12/31/2011               $10.69       $11.13             0
   01/01/2012 to 12/31/2012               $11.13       $11.21             0

AST BOND PORTFOLIO 2016
   05/01/2009* to 12/31/2009              $ 9.94       $ 9.60             0
   01/01/2010 to 12/31/2010               $ 9.60       $10.39           159
   01/01/2011 to 12/31/2011               $10.39       $11.15         1,267
   01/01/2012 to 12/31/2012               $11.15       $11.36             0

AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010              $10.00       $10.72            11
   01/01/2011 to 12/31/2011               $10.72       $11.69             0
   01/01/2012 to 12/31/2012               $11.69       $12.03             0

AST BOND PORTFOLIO 2018
   05/01/2009* to 12/31/2009              $ 9.92       $ 9.67             0
   01/01/2010 to 12/31/2010               $ 9.67       $10.52             0
   01/01/2011 to 12/31/2011               $10.52       $11.69         2,152
   01/01/2012 to 12/31/2012               $11.69       $12.09         1,787

AST BOND PORTFOLIO 2019
   05/01/2009* to 12/31/2009              $ 9.91       $ 9.57             0
   01/01/2010 to 12/31/2010               $ 9.57       $10.43             0
   01/01/2011 to 12/31/2011               $10.43       $11.83             0
   01/01/2012 to 12/31/2012               $11.83       $12.26         1,427

AST BOND PORTFOLIO 2020
   05/01/2009* to 12/31/2009              $ 9.88       $ 9.25             0
   01/01/2010 to 12/31/2010               $ 9.25       $10.12         1,606
   01/01/2011 to 12/31/2011               $10.12       $11.75             0
   01/01/2012 to 12/31/2012               $11.75       $12.22             0

AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010              $10.00       $10.97             0
   01/01/2011 to 12/31/2011               $10.97       $12.91         8,594
   01/01/2012 to 12/31/2012               $12.91       $13.49         1,011

AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011              $10.00       $11.98        38,785
   01/01/2012 to 12/31/2012               $11.98       $12.41        32,189

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012              $10.00       $10.36          10,806

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.00         699,752
   01/01/2006 to 12/31/2006               $10.00       $11.13      11,111,597
   01/01/2007 to 12/31/2007               $11.13       $11.95      17,220,372
   01/01/2008 to 12/31/2008               $11.95       $ 7.60       9,823,555
   01/01/2009 to 12/31/2009               $ 7.60       $ 9.33      15,163,970
   01/01/2010 to 12/31/2010               $ 9.33       $10.35      13,739,380
   01/01/2011 to 12/31/2011               $10.35       $ 9.88      10,350,363
   01/01/2012 to 12/31/2012               $ 9.88       $10.99      10,445,990

AST COHEN & STEERS REALTY PORTFOLIO
   06/20/2005* to 12/31/2005              $19.99       $21.06         634,076
   01/01/2006 to 12/31/2006               $21.06       $28.17         782,064
   01/01/2007 to 12/31/2007               $28.17       $22.07         553,831
   01/01/2008 to 12/31/2008               $22.07       $14.02         141,679
   01/01/2009 to 12/31/2009               $14.02       $18.10         306,725
   01/01/2010 to 12/31/2010               $18.10       $22.80         288,481
   01/01/2011 to 12/31/2011               $22.80       $23.78         193,734
   01/01/2012 to 12/31/2012               $23.78       $26.84         197,606

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003               $ 9.86       $16.35         362,906
   01/01/2004 to 12/31/2004               $16.35       $19.69         808,007
   01/01/2005 to 12/31/2005               $19.69       $21.08       1,270,136
   01/01/2006 to 12/31/2006               $21.08       $23.30       1,083,684
   01/01/2007 to 12/31/2007               $23.30       $25.35       1,044,299
   01/01/2008 to 12/31/2008               $25.35       $13.87         426,639
   01/01/2009 to 12/31/2009               $13.87       $18.00         521,277
   01/01/2010 to 12/31/2010               $18.00       $23.35         423,460
   01/01/2011 to 12/31/2011               $23.35       $19.85         324,222
   01/01/2012 to 12/31/2012               $19.85       $23.32         310,819

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003               $ 9.83       $12.74       2,029,598
   01/01/2004 to 12/31/2004               $12.74       $13.83       4,694,207
   01/01/2005 to 12/31/2005               $13.83       $14.18       7,461,229
   01/01/2006 to 12/31/2006               $14.18       $16.28       5,511,714
   01/01/2007 to 12/31/2007               $16.28       $16.74       4,716,388
   01/01/2008 to 12/31/2008               $16.74       $ 9.72       1,869,770
   01/01/2009 to 12/31/2009               $ 9.72       $11.33       2,664,194
   01/01/2010 to 12/31/2010               $11.33       $12.52       2,372,948
   01/01/2011 to 12/31/2011               $12.52       $11.57       1,666,771
   01/01/2012 to 12/31/2012               $11.57       $13.55       1,529,492

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003               $ 9.87       $12.71         365,115
   01/01/2004 to 12/31/2004               $12.71       $14.47         994,493
   01/01/2005 to 12/31/2005               $14.47       $14.84       1,394,969
   01/01/2006 to 12/31/2006               $14.84       $15.43       1,131,414
   01/01/2007 to 12/31/2007               $15.43       $18.02         957,378
   01/01/2008 to 12/31/2008               $18.02       $10.44         319,518
   01/01/2009 to 12/31/2009               $10.44       $16.04         607,802
   01/01/2010 to 12/31/2010               $16.04       $18.81         557,731
   01/01/2011 to 12/31/2011               $18.81       $17.86         342,929
   01/01/2012 to 12/31/2012               $17.86       $20.90         321,984

AST INTERNATIONAL GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003               $ 9.71       $13.32       1,009,679
   01/01/2004 to 12/31/2004               $13.32       $15.13       2,722,552
   01/01/2005 to 12/31/2005               $15.13       $17.26       3,615,924
   01/01/2006 to 12/31/2006               $17.26       $20.43       2,835,178
   01/01/2007 to 12/31/2007               $20.43       $23.80       2,518,402
   01/01/2008 to 12/31/2008               $23.80       $11.59       1,096,351
   01/01/2009 to 12/31/2009               $11.59       $15.34       1,343,040
   01/01/2010 to 12/31/2010               $15.34       $17.19       1,165,465
   01/01/2011 to 12/31/2011               $17.19       $14.65         805,165
   01/01/2012 to 12/31/2012               $14.65       $17.25         743,683

AST INTERNATIONAL VALUE PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $12.82          24,374
   01/01/2004 to 12/31/2004               $12.82       $15.19         119,845
   01/01/2005 to 12/31/2005               $15.19       $16.90         223,826
   01/01/2006 to 12/31/2006               $16.90       $21.08         537,213
   01/01/2007 to 12/31/2007               $21.08       $24.30         807,650
   01/01/2008 to 12/31/2008               $24.30       $13.31         324,862
   01/01/2009 to 12/31/2009               $13.31       $17.00         489,840
   01/01/2010 to 12/31/2010               $17.00       $18.48         430,398
   01/01/2011 to 12/31/2011               $18.48       $15.81         259,005
   01/01/2012 to 12/31/2012               $15.81       $18.05         242,791

AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008              $10.00       $10.68      13,968,463
   01/01/2009 to 12/31/2009               $10.68       $11.63       5,281,251
   01/01/2010 to 12/31/2010               $11.63       $12.61       2,953,841
   01/01/2011 to 12/31/2011               $12.61       $13.88      10,354,266
   01/01/2012 to 12/31/2012               $13.88       $14.86       6,108,441

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/01/2003 to 12/31/2003               $ 9.95       $12.72         141,470
   01/01/2004 to 12/31/2004               $12.72       $14.57         284,319
   01/01/2005 to 12/31/2005               $14.57       $15.83         560,887
   01/01/2006 to 12/31/2006               $15.83       $19.02         843,155
   01/01/2007 to 12/31/2007               $19.02       $20.37         924,920
   01/01/2008 to 12/31/2008               $20.37       $11.68         239,108
   01/01/2009 to 12/31/2009               $11.68       $15.53         435,574
   01/01/2010 to 12/31/2010               $15.53       $16.29         350,543
   01/01/2011 to 12/31/2011               $16.29       $14.48         217,032
   01/01/2012 to 12/31/2012               $14.48       $17.27         215,216

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LARGE-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003               $ 9.90       $11.61         90,092
   01/01/2004 to 12/31/2004               $11.61       $13.12        198,898
   01/01/2005 to 12/31/2005               $13.12       $13.67        661,210
   01/01/2006 to 12/31/2006               $13.67       $15.84        854,051
   01/01/2007 to 12/31/2007               $15.84       $15.04        868,038
   01/01/2008 to 12/31/2008               $15.04       $ 8.61        559,310
   01/01/2009 to 12/31/2009               $ 8.61       $10.06        809,232
   01/01/2010 to 12/31/2010               $10.06       $11.14        664,968
   01/01/2011 to 12/31/2011               $11.14       $10.44        452,521
   01/01/2012 to 12/31/2012               $10.44       $11.95        468,308

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   01/01/2003 to 12/31/2003               $10.23       $11.88        624,019
   01/01/2004 to 12/31/2004               $11.88       $12.49      1,314,641
   01/01/2005 to 12/31/2005               $12.49       $12.36      2,372,398
   01/01/2006 to 12/31/2006               $12.36       $13.29      2,027,743
   01/01/2007 to 12/31/2007               $13.29       $13.79      1,831,257
   01/01/2008 to 12/31/2008               $13.79       $10.36        651,707
   01/01/2009 to 12/31/2009               $10.36       $13.64        996,731
   01/01/2010 to 12/31/2010               $13.64       $15.14        854,023
   01/01/2011 to 12/31/2011               $15.14       $16.32        787,437
   01/01/2012 to 12/31/2012               $16.32       $16.91        702,329

AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003               $ 9.51       $12.26      2,031,583
   01/01/2004 to 12/31/2004               $12.26       $13.88      4,692,895
   01/01/2005 to 12/31/2005               $13.88       $14.51      7,428,912
   01/01/2006 to 12/31/2006               $14.51       $15.22      6,494,429
   01/01/2007 to 12/31/2007               $15.22       $17.12      5,835,660
   01/01/2008 to 12/31/2008               $17.12       $ 9.44      2,340,994
   01/01/2009 to 12/31/2009               $ 9.44       $11.99      3,090,079
   01/01/2010 to 12/31/2010               $11.99       $14.05      2,616,084
   01/01/2011 to 12/31/2011               $14.05       $13.62      1,771,437
   01/01/2012 to 12/31/2012               $13.62       $14.96      1,622,946

AST MFS GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003               $ 9.46       $11.38        207,063
   01/01/2004 to 12/31/2004               $11.38       $12.33        442,758
   01/01/2005 to 12/31/2005               $12.33       $12.82        826,301
   01/01/2006 to 12/31/2006               $12.82       $13.76        654,691
   01/01/2007 to 12/31/2007               $13.76       $15.50        587,845
   01/01/2008 to 12/31/2008               $15.50       $ 9.66        309,485
   01/01/2009 to 12/31/2009               $ 9.66       $11.75        473,501
   01/01/2010 to 12/31/2010               $11.75       $12.97        467,321
   01/01/2011 to 12/31/2011               $12.97       $12.61        363,909
   01/01/2012 to 12/31/2012               $12.61       $14.45        369,347

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MID-CAP VALUE PORTFOLIO
   01/01/2005 to 12/31/2005               $15.06       $15.54         260,885
   01/01/2006 to 12/31/2006               $15.54       $17.37         270,834
   01/01/2007 to 12/31/2007               $17.37       $17.46         349,290
   01/01/2008 to 12/31/2008               $17.46       $10.57         188,007
   01/01/2009 to 12/31/2009               $10.57       $14.37         185,529
   01/01/2010 to 12/31/2010               $14.37       $17.38         200,372
   01/01/2011 to 12/31/2011               $17.38       $16.42         140,968
   01/01/2012 to 12/31/2012               $16.42       $19.02         139,599

AST MONEY MARKET PORTFOLIO
   01/01/2003 to 12/31/2003               $ 9.99       $ 9.83       1,118,618
   01/01/2004 to 12/31/2004               $ 9.83       $ 9.70       1,742,703
   01/01/2005 to 12/31/2005               $ 9.70       $ 9.75       2,932,409
   01/01/2006 to 12/31/2006               $ 9.75       $ 9.98       5,452,746
   01/01/2007 to 12/31/2007               $ 9.98       $10.24       6,373,608
   01/01/2008 to 12/31/2008               $10.24       $10.28       7,140,857
   01/01/2009 to 12/31/2009               $10.28       $10.08      12,146,856
   01/01/2010 to 12/31/2010               $10.08       $ 9.87       6,882,027
   01/01/2011 to 12/31/2011               $ 9.87       $ 9.66       5,117,204
   01/01/2012 to 12/31/2012               $ 9.66       $ 9.45       4,297,530

AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003               $ 9.97       $13.31         610,598
   01/01/2004 to 12/31/2004               $13.31       $15.99       1,457,788
   01/01/2005 to 12/31/2005               $15.99       $17.54       2,280,095
   01/01/2006 to 12/31/2006               $17.54       $19.00       1,954,267
   01/01/2007 to 12/31/2007               $19.00       $19.18       1,856,062
   01/01/2008 to 12/31/2008               $19.18       $10.84         615,887
   01/01/2009 to 12/31/2009               $10.84       $14.92         838,895
   01/01/2010 to 12/31/2010               $14.92       $18.02         700,594
   01/01/2011 to 12/31/2011               $18.02       $17.19         464,573
   01/01/2012 to 12/31/2012               $17.19       $19.70         429,488

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $13.93       $15.32         759,608
   01/01/2006 to 12/31/2006               $15.32       $17.10         780,759
   01/01/2007 to 12/31/2007               $17.10       $20.45       1,109,272
   01/01/2008 to 12/31/2008               $20.45       $11.37         304,442
   01/01/2009 to 12/31/2009               $11.37       $14.44         376,081
   01/01/2010 to 12/31/2010               $14.44       $18.18         362,937
   01/01/2011 to 12/31/2011               $18.18       $18.09         240,513
   01/01/2012 to 12/31/2012               $18.09       $19.89         220,903

AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003               $ 9.71       $14.02          89,708
   01/01/2004 to 12/31/2004               $14.02       $15.02         192,105
   01/01/2005 to 12/31/2005               $15.02       $14.75         154,506
   01/01/2006 to 12/31/2006               $14.75       $15.55         141,498
   01/01/2007 to 12/31/2007               $15.55       $18.06         150,199
   01/01/2008 to 12/31/2008               $18.06       $10.16          53,502
   01/01/2009 to 12/31/2009               $10.16       $12.18          96,674
   01/01/2010 to 12/31/2010               $12.18       $14.33         103,481
   01/01/2011 to 04/29/2011               $14.33       $16.05               0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/01/2003 to 12/31/2003               $10.08       $10.19        636,860
   01/01/2004 to 12/31/2004               $10.19       $10.17      2,785,690
   01/01/2005 to 12/31/2005               $10.17       $10.12      5,697,191
   01/01/2006 to 12/31/2006               $10.12       $10.28      4,979,340
   01/01/2007 to 12/31/2007               $10.28       $10.74      4,520,572
   01/01/2008 to 12/31/2008               $10.74       $10.63      1,783,570
   01/01/2009 to 12/31/2009               $10.63       $11.46      2,582,749
   01/01/2010 to 12/31/2010               $11.46       $11.65      2,352,178
   01/01/2011 to 12/31/2011               $11.65       $11.66      1,787,948
   01/01/2012 to 12/31/2012               $11.66       $11.95      1,896,924

AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/01/2003 to 12/31/2003               $10.17       $10.48      2,192,336
   01/01/2004 to 12/31/2004               $10.48       $10.76      4,319,279
   01/01/2005 to 12/31/2005               $10.76       $10.79      2,552,299
   01/01/2006 to 12/31/2006               $10.79       $10.96      3,071,632
   01/01/2007 to 12/31/2007               $10.96       $11.61      3,499,433
   01/01/2008 to 12/31/2008               $11.61       $11.10      2,161,056
   01/01/2009 to 12/31/2009               $11.10       $12.66      5,204,934
   01/01/2010 to 12/31/2010               $12.66       $13.34      5,710,336
   01/01/2011 to 12/31/2011               $13.34       $13.47      4,089,867
   01/01/2012 to 12/31/2012               $13.47       $14.41      4,424,264

AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.03          3,929
   01/01/2006 to 12/31/2006               $10.03       $10.60        488,478
   01/01/2007 to 12/31/2007               $10.60       $11.27      1,460,928
   01/01/2008 to 12/31/2008               $11.27       $ 8.88      4,479,321
   01/01/2009 to 12/31/2009               $ 8.88       $10.43      6,348,245
   01/01/2010 to 12/31/2010               $10.43       $11.29      6,327,981
   01/01/2011 to 12/31/2011               $11.29       $11.16      5,779,801
   01/01/2012 to 12/31/2012               $11.16       $12.05      5,731,747

AST SMALL-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003               $ 9.47       $13.46        138,936
   01/01/2004 to 12/31/2004               $13.46       $12.26        136,313
   01/01/2005 to 12/31/2005               $12.26       $12.18        174,641
   01/01/2006 to 12/31/2006               $12.18       $13.42        211,329
   01/01/2007 to 12/31/2007               $13.42       $14.07        241,375
   01/01/2008 to 12/31/2008               $14.07       $ 8.95        135,744
   01/01/2009 to 12/31/2009               $ 8.95       $11.72        186,730
   01/01/2010 to 12/31/2010               $11.72       $15.65        264,893
   01/01/2011 to 12/31/2011               $15.65       $15.16        182,093
   01/01/2012 to 12/31/2012               $15.16       $16.64        172,270

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003               $10.08       $13.39        767,455
   01/01/2004 to 12/31/2004               $13.39       $15.26      1,690,870
   01/01/2005 to 12/31/2005               $15.26       $15.92      2,449,573
   01/01/2006 to 12/31/2006               $15.92       $18.70      2,168,862
   01/01/2007 to 12/31/2007               $18.70       $17.27      2,048,735
   01/01/2008 to 12/31/2008               $17.27       $11.88        759,534
   01/01/2009 to 12/31/2009               $11.88       $14.76      1,180,211
   01/01/2010 to 12/31/2010               $14.76       $18.20        935,910
   01/01/2011 to 12/31/2011               $18.20       $16.74        565,384
   01/01/2012 to 12/31/2012               $16.74       $19.36        534,857

AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   01/01/2003 to 12/31/2003               $10.08       $12.65        328,567
   01/01/2004 to 12/31/2004               $12.65       $14.10        534,389
   01/01/2005 to 12/31/2005               $14.10       $14.56        620,110
   01/01/2006 to 12/31/2006               $14.56       $17.29      1,007,854
   01/01/2007 to 12/31/2007               $17.29       $16.31        860,043
   01/01/2008 to 12/31/2008               $16.31       $ 9.28        436,312
   01/01/2009 to 12/31/2009               $ 9.28       $11.24        636,029
   01/01/2010 to 12/31/2010               $11.24       $12.45        555,205
   01/01/2011 to 12/31/2011               $12.45       $11.99        397,607
   01/01/2012 to 12/31/2012               $11.99       $13.75        409,713

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/01/2003 to 12/31/2003               $10.31       $11.38        279,110
   01/01/2004 to 12/31/2004               $11.38       $12.10      1,195,848
   01/01/2005 to 12/31/2005               $12.10       $11.31      1,956,698
   01/01/2006 to 12/31/2006               $11.31       $11.76      1,805,420
   01/01/2007 to 12/31/2007               $11.76       $12.62      1,846,832
   01/01/2008 to 12/31/2008               $12.62       $12.05        593,325
   01/01/2009 to 12/31/2009               $12.05       $13.22        931,833
   01/01/2010 to 12/31/2010               $13.22       $13.67        877,297
   01/01/2011 to 12/31/2011               $13.67       $13.93        616,898
   01/01/2012 to 12/31/2012               $13.93       $14.35        585,779

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003               $ 9.34       $11.30        114,477
   01/01/2004 to 12/31/2004               $11.30       $11.70        297,369
   01/01/2005 to 12/31/2005               $11.70       $13.32        386,908
   01/01/2006 to 12/31/2006               $13.32       $13.77        579,236
   01/01/2007 to 12/31/2007               $13.77       $14.59      1,005,218
   01/01/2008 to 12/31/2008               $14.59       $ 8.48        588,798
   01/01/2009 to 12/31/2009               $ 8.48       $12.73        837,581
   01/01/2010 to 12/31/2010               $12.73       $14.43        711,463
   01/01/2011 to 12/31/2011               $14.43       $13.88        598,916
   01/01/2012 to 12/31/2012               $13.88       $15.97        653,972

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007              $10.00       $ 9.97        154,738
   01/01/2008 to 12/31/2008               $ 9.97       $ 9.25        483,723
   01/01/2009 to 12/31/2009               $ 9.25       $10.10      1,027,692
   01/01/2010 to 12/31/2010               $10.10       $10.66        827,868
   01/01/2011 to 12/31/2011               $10.66       $11.06        856,005
   01/01/2012 to 12/31/2012               $11.06       $11.67        921,389

EVERGREEN VA INTERNATIONAL EQUITY FUND
   01/01/2003 to 12/31/2003                   --       $12.74          6,492
   01/01/2004 to 12/31/2004               $12.74       $14.86         67,201
   01/01/2005 to 12/31/2005               $14.86       $16.87        182,612
   01/01/2006 to 12/31/2006               $16.87       $20.33        239,474
   01/01/2007 to 12/31/2007               $20.33       $22.88        290,951
   01/01/2008 to 12/31/2008               $22.88       $13.10        129,942
   01/01/2009 to 12/31/2009               $13.10       $14.86        123,833
   01/01/2010 to 07/16/2010               $14.86       $14.08              0

EVERGREEN VA OMEGA FUND
   01/01/2003 to 12/31/2003                   --       $13.17         25,003
   01/01/2004 to 12/31/2004               $13.17       $13.81        108,796
   01/01/2005 to 12/31/2005               $13.81       $14.04         60,941
   01/01/2006 to 12/31/2006               $14.04       $14.56         49,282
   01/01/2007 to 12/31/2007               $14.56       $15.95         78,184
   01/01/2008 to 12/31/2008               $15.95       $11.36         19,835
   01/01/2009 to 12/31/2009               $11.36       $16.01         56,730
   01/01/2010 to 07/16/2010               $16.01       $14.91              0

WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $14.10       $17.00        114,482
   01/01/2011 to 12/31/2011               $17.00       $14.51        121,166
   01/01/2012 to 12/31/2012               $14.51       $16.14         75,836

WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $14.91       $18.76         82,347
   01/01/2011 to 12/31/2011               $18.76       $17.38         92,812
   01/01/2012 to 12/31/2012               $17.38       $20.53         93,751

* Denotes the start date of these sub-accounts

                                 OPTIMUM PLUS

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: WITH LT5 OR WITH ANY ONE OF EBP OR HAV AND GMWB OR HAV AND HD GRO/GRO PLUS 2008 OR EBP AND HD GRO/GRO PLUS 2008 OR HD GRO 60 BPS
                    OR GRO PLUS 2008 60 BPS OR HD5 (2.25%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.01       4,054,794
   01/01/2006 to 12/31/2006               $10.01       $10.94      60,459,906
   01/01/2007 to 12/31/2007               $10.94       $11.68     102,797,613
   01/01/2008 to 12/31/2008               $11.68       $ 7.78      75,453,329
   01/01/2009 to 12/31/2009               $ 7.78       $ 9.46      74,798,204
   01/01/2010 to 12/31/2010               $ 9.46       $10.35      72,644,706
   01/01/2011 to 12/31/2011               $10.35       $ 9.85      61,319,650
   01/01/2012 to 12/31/2012               $ 9.85       $10.84      57,128,002

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $ 9.18       $ 9.25         370,561
   01/01/2006 to 12/31/2006               $ 9.25       $10.56         335,193
   01/01/2007 to 12/31/2007               $10.56       $10.31         319,458
   01/01/2008 to 12/31/2008               $10.31       $ 6.58         771,578
   01/01/2009 to 12/31/2009               $ 6.58       $ 7.57       1,273,959
   01/01/2010 to 12/31/2010               $ 7.57       $ 8.43       1,430,682
   01/01/2011 to 12/31/2011               $ 8.43       $ 8.53       1,430,887
   01/01/2012 to 05/04/2012               $ 8.53       $ 9.25               0

AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.02       1,320,556
   01/01/2006 to 12/31/2006               $10.02       $10.83      13,643,567
   01/01/2007 to 12/31/2007               $10.83       $11.55      28,754,710
   01/01/2008 to 12/31/2008               $11.55       $ 8.05      25,276,368
   01/01/2009 to 12/31/2009               $ 8.05       $ 9.70      31,686,971
   01/01/2010 to 12/31/2010               $ 9.70       $10.65      36,176,891
   01/01/2011 to 12/31/2011               $10.65       $10.28      28,001,755
   01/01/2012 to 12/31/2012               $10.28       $11.31      27,966,738

AST BLACKROCK VALUE PORTFOLIO
   06/20/2005* to 12/31/2005              $10.92       $11.45         249,862
   01/01/2006 to 12/31/2006               $11.45       $13.63         220,823
   01/01/2007 to 12/31/2007               $13.63       $13.48         199,588
   01/01/2008 to 12/31/2008               $13.48       $ 8.26         357,327
   01/01/2009 to 12/31/2009               $ 8.26       $ 9.55         955,597
   01/01/2010 to 12/31/2010               $ 9.55       $10.50       2,241,213
   01/01/2011 to 12/31/2011               $10.50       $10.21         930,254
   01/01/2012 to 12/31/2012               $10.21       $11.32         944,041

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2015
   01/28/2008* to 12/31/2008              $10.00       $11.25       1,472,001
   01/01/2009 to 12/31/2009               $11.25       $10.96       1,375,798
   01/01/2010 to 12/31/2010               $10.96       $11.71       1,085,813
   01/01/2011 to 12/31/2011               $11.71       $12.18       1,057,536
   01/01/2012 to 12/31/2012               $12.18       $12.27         878,447

AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009              $10.00       $ 9.34         301,692
   01/01/2010 to 12/31/2010               $ 9.34       $10.09       1,956,001
   01/01/2011 to 12/31/2011               $10.09       $10.81       5,687,758
   01/01/2012 to 12/31/2012               $10.81       $11.01       2,714,415

AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010              $10.00       $10.71       5,765,075
   01/01/2011 to 12/31/2011               $10.71       $11.67      16,283,905
   01/01/2012 to 12/31/2012               $11.67       $11.99       8,777,912

AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008              $10.00       $11.98         794,529
   01/01/2009 to 12/31/2009               $11.98       $11.01         648,900
   01/01/2010 to 12/31/2010               $11.01       $11.96         380,587
   01/01/2011 to 12/31/2011               $11.96       $13.28      18,091,824
   01/01/2012 to 12/31/2012               $13.28       $13.72      11,790,403

AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008              $10.00       $12.05         945,503
   01/01/2009 to 12/31/2009               $12.05       $10.87         975,406
   01/01/2010 to 12/31/2010               $10.87       $11.84         825,635
   01/01/2011 to 12/31/2011               $11.84       $13.42         493,191
   01/01/2012 to 12/31/2012               $13.42       $13.88       5,116,240

AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009              $10.00       $ 8.75          23,608
   01/01/2010 to 12/31/2010               $ 8.75       $ 9.56       1,680,903
   01/01/2011 to 12/31/2011               $ 9.56       $11.10         404,480
   01/01/2012 to 12/31/2012               $11.10       $11.53          92,420

AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010              $10.00       $10.96       1,406,400
   01/01/2011 to 12/31/2011               $10.96       $12.89      16,469,682
   01/01/2012 to 12/31/2012               $12.89       $13.45       7,323,210

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011              $10.00       $11.97       6,285,340
   01/01/2012 to 12/31/2012               $11.97       $12.38       9,408,401

AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012              $10.00       $10.35       3,237,048

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.00       5,254,502
   01/01/2006 to 12/31/2006               $10.00       $11.11      85,438,169
   01/01/2007 to 12/31/2007               $11.11       $11.92     150,334,869
   01/01/2008 to 12/31/2008               $11.92       $ 7.58     101,095,109
   01/01/2009 to 12/31/2009               $ 7.58       $ 9.29     102,077,908
   01/01/2010 to 12/31/2010               $ 9.29       $10.29     101,267,042
   01/01/2011 to 12/31/2011               $10.29       $ 9.82      83,369,592
   01/01/2012 to 12/31/2012               $ 9.82       $10.91      79,395,120

AST COHEN & STEERS REALTY PORTFOLIO
   06/20/2005* to 12/31/2005              $15.05       $15.85          81,009
   01/01/2006 to 12/31/2006               $15.85       $21.18          81,551
   01/01/2007 to 12/31/2007               $21.18       $16.57          76,243
   01/01/2008 to 12/31/2008               $16.57       $10.52         126,275
   01/01/2009 to 12/31/2009               $10.52       $13.57         335,750
   01/01/2010 to 12/31/2010               $13.57       $17.07         391,589
   01/01/2011 to 12/31/2011               $17.07       $17.79         219,652
   01/01/2012 to 12/31/2012               $17.79       $20.05         251,456

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $ 8.06          79,226
   01/01/2004 to 12/31/2004               $ 8.06       $ 9.70         324,340
   01/01/2005 to 12/31/2005               $ 9.70       $10.38       5,867,757
   01/01/2006 to 12/31/2006               $10.38       $11.45       4,568,992
   01/01/2007 to 12/31/2007               $11.45       $12.45       4,176,512
   01/01/2008 to 12/31/2008               $12.45       $ 6.80       4,202,964
   01/01/2009 to 12/31/2009               $ 6.80       $ 8.82       3,992,101
   01/01/2010 to 12/31/2010               $ 8.82       $11.43       4,161,419
   01/01/2011 to 12/31/2011               $11.43       $ 9.71       3,304,315
   01/01/2012 to 12/31/2012               $ 9.71       $11.39       2,853,534

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $ 9.88         976,756
   01/01/2004 to 12/31/2004               $ 9.88       $10.72       1,731,512
   01/01/2005 to 12/31/2005               $10.72       $10.98      26,378,598
   01/01/2006 to 12/31/2006               $10.98       $12.59      17,583,959
   01/01/2007 to 12/31/2007               $12.59       $12.93      15,042,519
   01/01/2008 to 12/31/2008               $12.93       $ 7.50      14,888,690
   01/01/2009 to 12/31/2009               $ 7.50       $ 8.74      14,472,445
   01/01/2010 to 12/31/2010               $ 8.74       $ 9.64      13,447,482
   01/01/2011 to 12/31/2011               $ 9.64       $ 8.90      11,688,804
   01/01/2012 to 12/31/2012               $ 8.90       $10.41      10,262,995

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $ 3.73        175,708
   01/01/2004 to 12/31/2004               $ 3.73       $ 4.24        457,010
   01/01/2005 to 12/31/2005               $ 4.24       $ 4.34      8,890,704
   01/01/2006 to 12/31/2006               $ 4.34       $ 4.51      6,444,166
   01/01/2007 to 12/31/2007               $ 4.51       $ 5.26      4,795,707
   01/01/2008 to 12/31/2008               $ 5.26       $ 3.05      4,668,204
   01/01/2009 to 12/31/2009               $ 3.05       $ 4.68      4,863,161
   01/01/2010 to 12/31/2010               $ 4.68       $ 5.48      5,034,524
   01/01/2011 to 12/31/2011               $ 5.48       $ 5.19      3,140,160
   01/01/2012 to 12/31/2012               $ 5.19       $ 6.07      3,004,326

AST INTERNATIONAL GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $13.86         29,434
   01/01/2004 to 12/31/2004               $13.86       $15.74        545,075
   01/01/2005 to 12/31/2005               $15.74       $17.93      8,655,832
   01/01/2006 to 12/31/2006               $17.93       $21.20      6,192,845
   01/01/2007 to 12/31/2007               $21.20       $24.67      5,332,206
   01/01/2008 to 12/31/2008               $24.67       $12.00      5,724,854
   01/01/2009 to 12/31/2009               $12.00       $15.87      5,162,536
   01/01/2010 to 12/31/2010               $15.87       $17.76      5,317,631
   01/01/2011 to 12/31/2011               $17.76       $15.12      4,477,136
   01/01/2012 to 12/31/2012               $15.12       $17.79      3,891,676

AST INTERNATIONAL VALUE PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $ 5.65         72,406
   01/01/2004 to 12/31/2004               $ 5.65       $ 6.69        122,795
   01/01/2005 to 12/31/2005               $ 6.69       $ 7.43        487,950
   01/01/2006 to 12/31/2006               $ 7.43       $ 9.26      1,708,815
   01/01/2007 to 12/31/2007               $ 9.26       $10.66      3,014,173
   01/01/2008 to 12/31/2008               $10.66       $ 5.84      2,755,958
   01/01/2009 to 12/31/2009               $ 5.84       $ 7.44      2,910,615
   01/01/2010 to 12/31/2010               $ 7.44       $ 8.08      2,881,182
   01/01/2011 to 12/31/2011               $ 8.08       $ 6.91      2,224,758
   01/01/2012 to 12/31/2012               $ 6.91       $ 7.88      2,382,592

AST INVESTMENT GRADE BOND PORTFOLIO
   06/30/2008* to 12/31/2008              $10.01       $10.91      1,214,623
   01/01/2009 to 12/31/2009               $10.91       $11.86        315,474
   01/01/2010 to 12/31/2010               $11.86       $12.85        158,509
   01/01/2011 to 12/31/2011               $12.85       $14.13      1,389,924
   01/01/2012 to 12/31/2012               $14.13       $15.11        740,615

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $ 6.87        400,112
   01/01/2004 to 12/31/2004               $ 6.87       $ 7.86        428,765
   01/01/2005 to 12/31/2005               $ 7.86       $ 8.54      1,664,850
   01/01/2006 to 12/31/2006               $ 8.54       $10.25      1,135,516
   01/01/2007 to 12/31/2007               $10.25       $10.96        961,429
   01/01/2008 to 12/31/2008               $10.96       $ 6.28        975,043
   01/01/2009 to 12/31/2009               $ 6.28       $ 8.34      1,395,597
   01/01/2010 to 12/31/2010               $ 8.34       $ 8.74      1,243,521
   01/01/2011 to 12/31/2011               $ 8.74       $ 7.76        828,367
   01/01/2012 to 12/31/2012               $ 7.76       $ 9.25        957,141

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LARGE-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $ 8.66         347,275
   01/01/2004 to 12/31/2004               $ 8.66       $ 9.78         419,818
   01/01/2005 to 12/31/2005               $ 9.78       $10.17       1,212,693
   01/01/2006 to 12/31/2006               $10.17       $11.78       3,666,066
   01/01/2007 to 12/31/2007               $11.78       $11.17       6,338,741
   01/01/2008 to 12/31/2008               $11.17       $ 6.39       6,057,693
   01/01/2009 to 12/31/2009               $ 6.39       $ 7.46       5,641,907
   01/01/2010 to 12/31/2010               $ 7.46       $ 8.25       5,357,208
   01/01/2011 to 12/31/2011               $ 8.25       $ 7.73       4,506,463
   01/01/2012 to 12/31/2012               $ 7.73       $ 8.83       4,545,454

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $11.60         423,485
   01/01/2004 to 12/31/2004               $11.60       $12.18         732,155
   01/01/2005 to 12/31/2005               $12.18       $12.04       6,285,213
   01/01/2006 to 12/31/2006               $12.04       $12.92       4,627,555
   01/01/2007 to 12/31/2007               $12.92       $13.40       3,882,503
   01/01/2008 to 12/31/2008               $13.40       $10.05       3,023,716
   01/01/2009 to 12/31/2009               $10.05       $13.23       2,831,230
   01/01/2010 to 12/31/2010               $13.23       $14.66       2,484,757
   01/01/2011 to 12/31/2011               $14.66       $15.79       2,014,193
   01/01/2012 to 12/31/2012               $15.79       $16.35       1,924,443

AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $ 8.16         925,591
   01/01/2004 to 12/31/2004               $ 8.16       $ 9.22       2,016,277
   01/01/2005 to 12/31/2005               $ 9.22       $ 9.63      29,347,495
   01/01/2006 to 12/31/2006               $ 9.63       $10.10      24,648,331
   01/01/2007 to 12/31/2007               $10.10       $11.35      22,896,973
   01/01/2008 to 12/31/2008               $11.35       $ 6.25      21,934,912
   01/01/2009 to 12/31/2009               $ 6.25       $ 7.92      19,929,998
   01/01/2010 to 12/31/2010               $ 7.92       $ 9.28      19,072,610
   01/01/2011 to 12/31/2011               $ 9.28       $ 8.99      15,345,638
   01/01/2012 to 12/31/2012               $ 8.99       $ 9.86      13,995,736

AST MFS GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $ 6.21         262,995
   01/01/2004 to 12/31/2004               $ 6.21       $ 6.72         387,463
   01/01/2005 to 12/31/2005               $ 6.72       $ 6.98       3,719,318
   01/01/2006 to 12/31/2006               $ 6.98       $ 7.48       2,366,611
   01/01/2007 to 12/31/2007               $ 7.48       $ 8.42       1,924,706
   01/01/2008 to 12/31/2008               $ 8.42       $ 5.24       2,384,441
   01/01/2009 to 12/31/2009               $ 5.24       $ 6.37       2,663,189
   01/01/2010 to 12/31/2010               $ 6.37       $ 7.02       2,436,368
   01/01/2011 to 12/31/2011               $ 7.02       $ 6.82       2,244,120
   01/01/2012 to 12/31/2012               $ 6.82       $ 7.81       2,554,207

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MID-CAP VALUE PORTFOLIO
   01/01/2005 to 12/31/2005               $11.15       $11.49        187,692
   01/01/2006 to 12/31/2006               $11.49       $12.83        147,486
   01/01/2007 to 12/31/2007               $12.83       $12.88        179,218
   01/01/2008 to 12/31/2008               $12.88       $ 7.79        332,297
   01/01/2009 to 12/31/2009               $ 7.79       $10.58        511,219
   01/01/2010 to 12/31/2010               $10.58       $12.78      1,099,827
   01/01/2011 to 12/31/2011               $12.78       $12.06        585,815
   01/01/2012 to 12/31/2012               $12.06       $13.96        602,157

AST MONEY MARKET PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $10.13         35,505
   01/01/2004 to 12/31/2004               $10.13       $ 9.98        234,402
   01/01/2005 to 12/31/2005               $ 9.98       $10.03      1,333,707
   01/01/2006 to 12/31/2006               $10.03       $10.25      1,115,761
   01/01/2007 to 12/31/2007               $10.25       $10.51      1,044,258
   01/01/2008 to 12/31/2008               $10.51       $10.53      2,377,836
   01/01/2009 to 12/31/2009               $10.53       $10.32      3,829,439
   01/01/2010 to 12/31/2010               $10.32       $10.09      3,509,980
   01/01/2011 to 12/31/2011               $10.09       $ 9.86      2,513,603
   01/01/2012 to 12/31/2012               $ 9.86       $ 9.64      1,652,100

AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $13.32        370,965
   01/01/2004 to 12/31/2004               $13.32       $15.99        537,445
   01/01/2005 to 12/31/2005               $15.99       $17.52      3,716,512
   01/01/2006 to 12/31/2006               $17.52       $18.96      2,666,820
   01/01/2007 to 12/31/2007               $18.96       $19.12      2,274,821
   01/01/2008 to 12/31/2008               $19.12       $10.79      2,188,696
   01/01/2009 to 12/31/2009               $10.79       $14.84      2,033,956
   01/01/2010 to 12/31/2010               $14.84       $17.90      1,807,620
   01/01/2011 to 12/31/2011               $17.90       $17.07      1,391,570
   01/01/2012 to 12/31/2012               $17.07       $19.54      1,265,150

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $ 6.87       $ 7.56        472,929
   01/01/2006 to 12/31/2006               $ 7.56       $ 8.43        437,466
   01/01/2007 to 12/31/2007               $ 8.43       $10.07        494,768
   01/01/2008 to 12/31/2008               $10.07       $ 5.59        501,805
   01/01/2009 to 12/31/2009               $ 5.59       $ 7.09        649,456
   01/01/2010 to 12/31/2010               $ 7.09       $ 8.92        978,075
   01/01/2011 to 12/31/2011               $ 8.92       $ 8.87        702,733
   01/01/2012 to 12/31/2012               $ 8.87       $ 9.74        851,665

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $ 6.61         131,605
   01/01/2004 to 12/31/2004               $ 6.61       $ 7.07         129,475
   01/01/2005 to 12/31/2005               $ 7.07       $ 6.94         127,711
   01/01/2006 to 12/31/2006               $ 6.94       $ 7.31         126,380
   01/01/2007 to 12/31/2007               $ 7.31       $ 8.48         100,594
   01/01/2008 to 12/31/2008               $ 8.48       $ 4.76         121,677
   01/01/2009 to 12/31/2009               $ 4.76       $ 5.71         232,172
   01/01/2010 to 12/31/2010               $ 5.71       $ 6.71         304,468
   01/01/2011 to 04/29/2011               $ 6.71       $ 7.51               0

AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $11.65         329,629
   01/01/2004 to 12/31/2004               $11.65       $11.62       1,143,298
   01/01/2005 to 12/31/2005               $11.62       $11.54      14,980,147
   01/01/2006 to 12/31/2006               $11.54       $11.72      12,397,970
   01/01/2007 to 12/31/2007               $11.72       $12.23      11,467,693
   01/01/2008 to 12/31/2008               $12.23       $12.09       6,660,709
   01/01/2009 to 12/31/2009               $12.09       $13.02       7,445,388
   01/01/2010 to 12/31/2010               $13.02       $13.23       7,123,302
   01/01/2011 to 12/31/2011               $13.23       $13.22       5,625,465
   01/01/2012 to 12/31/2012               $13.22       $13.53       5,727,313

AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $12.76       1,558,557
   01/01/2004 to 12/31/2004               $12.76       $13.09       2,344,332
   01/01/2005 to 12/31/2005               $13.09       $13.11       5,088,435
   01/01/2006 to 12/31/2006               $13.11       $13.30       8,896,833
   01/01/2007 to 12/31/2007               $13.30       $14.08      11,765,641
   01/01/2008 to 12/31/2008               $14.08       $13.45       6,994,579
   01/01/2009 to 12/31/2009               $13.45       $15.32      10,035,432
   01/01/2010 to 12/31/2010               $15.32       $16.13      11,515,430
   01/01/2011 to 12/31/2011               $16.13       $16.27       8,611,634
   01/01/2012 to 12/31/2012               $16.27       $17.39       8,501,917

AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.03         318,272
   01/01/2006 to 12/31/2006               $10.03       $10.59       7,378,914
   01/01/2007 to 12/31/2007               $10.59       $11.25      15,878,486
   01/01/2008 to 12/31/2008               $11.25       $ 8.85      31,839,577
   01/01/2009 to 12/31/2009               $ 8.85       $10.39      39,603,313
   01/01/2010 to 12/31/2010               $10.39       $11.23      43,592,221
   01/01/2011 to 12/31/2011               $11.23       $11.09      40,512,789
   01/01/2012 to 12/31/2012               $11.09       $11.96      38,896,095

AST SMALL-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $16.82          64,850
   01/01/2004 to 12/31/2004               $16.82       $15.30          67,370
   01/01/2005 to 12/31/2005               $15.30       $15.18         148,853
   01/01/2006 to 12/31/2006               $15.18       $16.71         457,905
   01/01/2007 to 12/31/2007               $16.71       $17.50         771,440
   01/01/2008 to 12/31/2008               $17.50       $11.12         634,820
   01/01/2009 to 12/31/2009               $11.12       $14.55         668,952
   01/01/2010 to 12/31/2010               $14.55       $19.41         917,014
   01/01/2011 to 12/31/2011               $19.41       $18.79         589,865
   01/01/2012 to 12/31/2012               $18.79       $20.60         573,869

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $13.95        275,971
   01/01/2004 to 12/31/2004               $13.95       $15.87        465,784
   01/01/2005 to 12/31/2005               $15.87       $16.55      4,687,840
   01/01/2006 to 12/31/2006               $16.55       $19.42      3,672,632
   01/01/2007 to 12/31/2007               $19.42       $17.91      4,000,366
   01/01/2008 to 12/31/2008               $17.91       $12.31      3,408,854
   01/01/2009 to 12/31/2009               $12.31       $15.28      3,254,555
   01/01/2010 to 12/31/2010               $15.28       $18.82      3,434,943
   01/01/2011 to 12/31/2011               $18.82       $17.29      2,484,653
   01/01/2012 to 12/31/2012               $17.29       $19.98      2,219,180

AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $10.62        216,416
   01/01/2004 to 12/31/2004               $10.62       $11.83        303,689
   01/01/2005 to 12/31/2005               $11.83       $12.20        869,597
   01/01/2006 to 12/31/2006               $12.20       $14.47      2,885,427
   01/01/2007 to 12/31/2007               $14.47       $13.64      4,758,283
   01/01/2008 to 12/31/2008               $13.64       $ 7.75      4,124,590
   01/01/2009 to 12/31/2009               $ 7.75       $ 9.38      3,819,071
   01/01/2010 to 12/31/2010               $ 9.38       $10.38      3,742,939
   01/01/2011 to 12/31/2011               $10.38       $ 9.98      3,116,748
   01/01/2012 to 12/31/2012               $ 9.98       $11.44      3,429,042

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $13.23        148,319
   01/01/2004 to 12/31/2004               $13.23       $14.05        191,816
   01/01/2005 to 12/31/2005               $14.05       $13.12      5,107,689
   01/01/2006 to 12/31/2006               $13.12       $13.63      3,724,317
   01/01/2007 to 12/31/2007               $13.63       $14.61      3,017,953
   01/01/2008 to 12/31/2008               $14.61       $13.93      1,722,092
   01/01/2009 to 12/31/2009               $13.93       $15.27      2,184,589
   01/01/2010 to 12/31/2010               $15.27       $15.78      2,318,146
   01/01/2011 to 12/31/2011               $15.78       $16.06      1,633,647
   01/01/2012 to 12/31/2012               $16.06       $16.52      1,630,360

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $ 5.72        267,109
   01/01/2004 to 12/31/2004               $ 5.72       $ 5.91        307,367
   01/01/2005 to 12/31/2005               $ 5.91       $ 6.73        309,013
   01/01/2006 to 12/31/2006               $ 6.73       $ 6.95      5,456,600
   01/01/2007 to 12/31/2007               $ 6.95       $ 7.35      9,896,516
   01/01/2008 to 12/31/2008               $ 7.35       $ 4.27      9,138,560
   01/01/2009 to 12/31/2009               $ 4.27       $ 6.40      9,157,180
   01/01/2010 to 12/31/2010               $ 6.40       $ 7.24      8,869,616
   01/01/2011 to 12/31/2011               $ 7.24       $ 6.96      6,383,742
   01/01/2012 to 12/31/2012               $ 6.96       $ 8.00      5,841,181

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007              $10.00       $ 9.97        993,285
   01/01/2008 to 12/31/2008               $ 9.97       $ 9.24      3,325,125
   01/01/2009 to 12/31/2009               $ 9.24       $10.08      3,504,626
   01/01/2010 to 12/31/2010               $10.08       $10.62      5,328,912
   01/01/2011 to 12/31/2011               $10.62       $11.01      3,326,989
   01/01/2012 to 12/31/2012               $11.01       $11.61      3,229,309

EVERGREEN VA INTERNATIONAL EQUITY FUND
   01/01/2003 to 12/31/2003                   --       $10.64         81,555
   01/01/2004 to 12/31/2004               $10.64       $12.40         83,727
   01/01/2005 to 12/31/2005               $12.40       $14.06         86,193
   01/01/2006 to 12/31/2006               $14.06       $16.92         74,041
   01/01/2007 to 12/31/2007               $16.92       $19.02         66,328
   01/01/2008 to 12/31/2008               $19.02       $10.88         68,654
   01/01/2009 to 12/31/2009               $10.88       $12.33         94,271
   01/01/2010 to 07/16/2010               $12.33       $11.68              0

EVERGREEN VA OMEGA FUND
   01/01/2003 to 12/31/2003                   --       $ 8.97         19,658
   01/01/2004 to 12/31/2004               $ 8.97       $ 9.40         84,876
   01/01/2005 to 12/31/2005               $ 9.40       $ 9.54         62,448
   01/01/2006 to 12/31/2006               $ 9.54       $ 9.88         40,425
   01/01/2007 to 12/31/2007               $ 9.88       $10.82         27,192
   01/01/2008 to 12/31/2008               $10.82       $ 7.70         24,749
   01/01/2009 to 12/31/2009               $ 7.70       $10.83         50,099
   01/01/2010 to 07/16/2010               $10.83       $10.09              0

WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $11.69       $14.10         42,309
   01/01/2011 to 12/31/2011               $14.10       $12.02         16,879
   01/01/2012 to 12/31/2012               $12.02       $13.35         17,702

WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $10.09       $12.69         26,995
   01/01/2011 to 12/31/2011               $12.69       $11.74         37,288
   01/01/2012 to 12/31/2012               $11.74       $13.85         17,376

* Denotes the start date of these sub-accounts

                                 OPTIMUM PLUS

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: WITH HAV, EBP AND GRO PLUS OR WITH COMBO 5% AND GRO
                                 PLUS (2.40%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.01         163,627
   01/01/2006 to 12/31/2006               $10.01       $10.92      14,589,935
   01/01/2007 to 12/31/2007               $10.92       $11.64      29,251,802
   01/01/2008 to 12/31/2008               $11.64       $ 7.74      24,717,771
   01/01/2009 to 12/31/2009               $ 7.74       $ 9.40      23,242,083
   01/01/2010 to 12/31/2010               $ 9.40       $10.27      21,065,300
   01/01/2011 to 12/31/2011               $10.27       $ 9.76      19,513,642
   01/01/2012 to 12/31/2012               $ 9.76       $10.72      17,791,558

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $13.86       $13.95          46,622
   01/01/2006 to 12/31/2006               $13.95       $15.91          69,176
   01/01/2007 to 12/31/2007               $15.91       $15.51         102,616
   01/01/2008 to 12/31/2008               $15.51       $ 9.87          84,224
   01/01/2009 to 12/31/2009               $ 9.87       $11.35         219,916
   01/01/2010 to 12/31/2010               $11.35       $12.61         244,755
   01/01/2011 to 12/31/2011               $12.61       $12.75         209,194
   01/01/2012 to 05/04/2012               $12.75       $13.82               0

AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.02          13,140
   01/01/2006 to 12/31/2006               $10.02       $10.81       4,001,767
   01/01/2007 to 12/31/2007               $10.81       $11.51       8,342,773
   01/01/2008 to 12/31/2008               $11.51       $ 8.01      10,023,046
   01/01/2009 to 12/31/2009               $ 8.01       $ 9.64      10,231,854
   01/01/2010 to 12/31/2010               $ 9.64       $10.57       9,858,868
   01/01/2011 to 12/31/2011               $10.57       $10.19       9,887,331
   01/01/2012 to 12/31/2012               $10.19       $11.18       9,627,135

AST BLACKROCK VALUE PORTFOLIO
   06/20/2005* to 12/31/2005              $14.47       $15.16          24,769
   01/01/2006 to 12/31/2006               $15.16       $18.01          64,513
   01/01/2007 to 12/31/2007               $18.01       $17.79          82,988
   01/01/2008 to 12/31/2008               $17.79       $10.88          39,048
   01/01/2009 to 12/31/2009               $10.88       $12.56         115,499
   01/01/2010 to 12/31/2010               $12.56       $13.79         117,858
   01/01/2011 to 12/31/2011               $13.79       $13.39          96,602
   01/01/2012 to 12/31/2012               $13.39       $14.82          91,426

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2016
   01/01/2010 to 12/31/2010               $ 9.60       $10.35             439
   01/01/2011 to 12/31/2011               $10.35       $11.07           1,237
   01/01/2012 to 12/31/2012               $11.07       $11.26               0

AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010              $10.00       $10.70               0
   01/01/2011 to 12/31/2011               $10.70       $11.63           2,278
   01/01/2012 to 12/31/2012               $11.63       $11.93           1,487

AST BOND PORTFOLIO 2018
   01/01/2010 to 12/31/2010               $ 9.65       $10.48               0
   01/01/2011 to 12/31/2011               $10.48       $11.61               0
   01/01/2012 to 12/31/2012               $11.61       $11.98               0

AST BOND PORTFOLIO 2019
   01/01/2010 to 12/31/2010               $ 9.56       $10.38               0
   01/01/2011 to 12/31/2011               $10.38       $11.75               0
   01/01/2012 to 12/31/2012               $11.75       $12.14           1,313

AST BOND PORTFOLIO 2020
   01/01/2010 to 12/31/2010               $ 9.24       $10.08               0
   01/01/2011 to 12/31/2011               $10.08       $11.67               0
   01/01/2012 to 12/31/2012               $11.67       $12.11               0

AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010              $10.00       $10.94               0
   01/01/2011 to 12/31/2011               $10.94       $12.85               0
   01/01/2012 to 12/31/2012               $12.85       $13.39               0

AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011              $10.00       $11.95               0
   01/01/2012 to 12/31/2012               $11.95       $12.34               0

AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012              $10.00       $10.34               0

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.00          16,971
   01/01/2006 to 12/31/2006               $10.00       $11.10      20,521,001
   01/01/2007 to 12/31/2007               $11.10       $11.88      38,450,981
   01/01/2008 to 12/31/2008               $11.88       $ 7.55      31,116,728
   01/01/2009 to 12/31/2009               $ 7.55       $ 9.23      29,319,246
   01/01/2010 to 12/31/2010               $ 9.23       $10.21      26,379,712
   01/01/2011 to 12/31/2011               $10.21       $ 9.73      24,143,441
   01/01/2012 to 12/31/2012               $ 9.73       $10.80      22,058,472

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST COHEN & STEERS REALTY PORTFOLIO
   06/20/2005* to 12/31/2005              $19.86       $20.89         49,397
   01/01/2006 to 12/31/2006               $20.89       $27.88         84,382
   01/01/2007 to 12/31/2007               $27.88       $21.78         61,759
   01/01/2008 to 12/31/2008               $21.78       $13.81         17,748
   01/01/2009 to 12/31/2009               $13.81       $17.78         39,068
   01/01/2010 to 12/31/2010               $17.78       $22.33         33,474
   01/01/2011 to 12/31/2011               $22.33       $23.23         25,211
   01/01/2012 to 12/31/2012               $23.23       $26.15         23,586

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $16.30         20,181
   01/01/2004 to 12/31/2004               $16.30       $19.58         95,514
   01/01/2005 to 12/31/2005               $19.58       $20.92        227,163
   01/01/2006 to 12/31/2006               $20.92       $23.05        272,241
   01/01/2007 to 12/31/2007               $23.05       $25.02        337,378
   01/01/2008 to 12/31/2008               $25.02       $13.65        211,869
   01/01/2009 to 12/31/2009               $13.65       $17.67        264,951
   01/01/2010 to 12/31/2010               $17.67       $22.87        224,992
   01/01/2011 to 12/31/2011               $22.87       $19.39        164,205
   01/01/2012 to 12/31/2012               $19.39       $22.72        147,852

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $12.70         69,435
   01/01/2004 to 12/31/2004               $12.70       $13.76        564,502
   01/01/2005 to 12/31/2005               $13.76       $14.07      1,367,534
   01/01/2006 to 12/31/2006               $14.07       $16.11      1,130,820
   01/01/2007 to 12/31/2007               $16.11       $16.52      1,101,906
   01/01/2008 to 12/31/2008               $16.52       $ 9.57        401,455
   01/01/2009 to 12/31/2009               $ 9.57       $11.13        778,721
   01/01/2010 to 12/31/2010               $11.13       $12.26        666,136
   01/01/2011 to 12/31/2011               $12.26       $11.31        360,168
   01/01/2012 to 12/31/2012               $11.31       $13.20        369,016

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $12.68         12,201
   01/01/2004 to 12/31/2004               $12.68       $14.39        124,672
   01/01/2005 to 12/31/2005               $14.39       $14.72        279,700
   01/01/2006 to 12/31/2006               $14.72       $15.27        238,489
   01/01/2007 to 12/31/2007               $15.27       $17.78        205,076
   01/01/2008 to 12/31/2008               $17.78       $10.28         22,556
   01/01/2009 to 12/31/2009               $10.28       $15.75         99,043
   01/01/2010 to 12/31/2010               $15.75       $18.43         94,647
   01/01/2011 to 12/31/2011               $18.43       $17.45         57,000
   01/01/2012 to 12/31/2012               $17.45       $20.37         54,654

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $13.28         32,626
   01/01/2004 to 12/31/2004               $13.28       $15.05        325,809
   01/01/2005 to 12/31/2005               $15.05       $17.12        679,350
   01/01/2006 to 12/31/2006               $17.12       $20.22        712,804
   01/01/2007 to 12/31/2007               $20.22       $23.49        855,005
   01/01/2008 to 12/31/2008               $23.49       $11.41        538,783
   01/01/2009 to 12/31/2009               $11.41       $15.07        664,878
   01/01/2010 to 12/31/2010               $15.07       $16.84        586,157
   01/01/2011 to 12/31/2011               $16.84       $14.31        416,752
   01/01/2012 to 12/31/2012               $14.31       $16.81        404,569

AST INTERNATIONAL VALUE PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $12.79          1,767
   01/01/2004 to 12/31/2004               $12.79       $15.11         16,366
   01/01/2005 to 12/31/2005               $15.11       $16.77         38,769
   01/01/2006 to 12/31/2006               $16.77       $20.86        275,245
   01/01/2007 to 12/31/2007               $20.86       $23.98        491,747
   01/01/2008 to 12/31/2008               $23.98       $13.10        460,577
   01/01/2009 to 12/31/2009               $13.10       $16.69        440,216
   01/01/2010 to 12/31/2010               $16.69       $18.10        396,620
   01/01/2011 to 12/31/2011               $18.10       $15.45        332,717
   01/01/2012 to 12/31/2012               $15.45       $17.59        327,543

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $12.68         13,590
   01/01/2004 to 12/31/2004               $12.68       $14.49         38,292
   01/01/2005 to 12/31/2005               $14.49       $15.70        109,651
   01/01/2006 to 12/31/2006               $15.70       $18.82        139,284
   01/01/2007 to 12/31/2007               $18.82       $20.10        121,848
   01/01/2008 to 12/31/2008               $20.10       $11.50          5,521
   01/01/2009 to 12/31/2009               $11.50       $15.25         19,898
   01/01/2010 to 12/31/2010               $15.25       $15.95         15,820
   01/01/2011 to 12/31/2011               $15.95       $14.15          6,028
   01/01/2012 to 12/31/2012               $14.15       $16.83          6,958

AST LARGE-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $11.58            332
   01/01/2004 to 12/31/2004               $11.58       $13.05         37,159
   01/01/2005 to 12/31/2005               $13.05       $13.56         86,799
   01/01/2006 to 12/31/2006               $13.56       $15.68        871,822
   01/01/2007 to 12/31/2007               $15.68       $14.84      1,530,351
   01/01/2008 to 12/31/2008               $14.84       $ 8.48      1,717,935
   01/01/2009 to 12/31/2009               $ 8.48       $ 9.88      1,503,133
   01/01/2010 to 12/31/2010               $ 9.88       $10.91      1,340,257
   01/01/2011 to 12/31/2011               $10.91       $10.20      1,124,133
   01/01/2012 to 12/31/2012               $10.20       $11.64      1,093,570

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $11.85         28,346
   01/01/2004 to 12/31/2004               $11.85       $12.42        155,764
   01/01/2005 to 12/31/2005               $12.42       $12.27        465,230
   01/01/2006 to 12/31/2006               $12.27       $13.15        414,839
   01/01/2007 to 12/31/2007               $13.15       $13.61        285,389
   01/01/2008 to 12/31/2008               $13.61       $10.19         22,158
   01/01/2009 to 12/31/2009               $10.19       $13.39        101,331
   01/01/2010 to 12/31/2010               $13.39       $14.83         84,140
   01/01/2011 to 12/31/2011               $14.83       $15.94         32,239
   01/01/2012 to 12/31/2012               $15.94       $16.48         31,376

AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $12.23         70,776
   01/01/2004 to 12/31/2004               $12.23       $13.80        578,919
   01/01/2005 to 12/31/2005               $13.80       $14.39      1,322,888
   01/01/2006 to 12/31/2006               $14.39       $15.06      1,850,986
   01/01/2007 to 12/31/2007               $15.06       $16.90      2,418,869
   01/01/2008 to 12/31/2008               $16.90       $ 9.29      1,680,683
   01/01/2009 to 12/31/2009               $ 9.29       $11.77      1,848,746
   01/01/2010 to 12/31/2010               $11.77       $13.76      1,586,546
   01/01/2011 to 12/31/2011               $13.76       $13.30      1,154,406
   01/01/2012 to 12/31/2012               $13.30       $14.58      1,053,397

AST MFS GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $11.35         10,550
   01/01/2004 to 12/31/2004               $11.35       $12.26         52,718
   01/01/2005 to 12/31/2005               $12.26       $12.72        212,707
   01/01/2006 to 12/31/2006               $12.72       $13.62        200,801
   01/01/2007 to 12/31/2007               $13.62       $15.30        170,640
   01/01/2008 to 12/31/2008               $15.30       $ 9.51        111,688
   01/01/2009 to 12/31/2009               $ 9.51       $11.54        279,229
   01/01/2010 to 12/31/2010               $11.54       $12.70        285,023
   01/01/2011 to 12/31/2011               $12.70       $12.32        235,259
   01/01/2012 to 12/31/2012               $12.32       $14.08        221,153

AST MID-CAP VALUE PORTFOLIO
   01/01/2005 to 12/31/2005               $14.98       $15.41         18,056
   01/01/2006 to 12/31/2006               $15.41       $17.19         19,757
   01/01/2007 to 12/31/2007               $17.19       $17.23         28,654
   01/01/2008 to 12/31/2008               $17.23       $10.41         62,572
   01/01/2009 to 12/31/2009               $10.41       $14.11         69,262
   01/01/2010 to 12/31/2010               $14.11       $17.02         63,846
   01/01/2011 to 12/31/2011               $17.02       $16.04         60,686
   01/01/2012 to 12/31/2012               $16.04       $18.53         59,964

AST MONEY MARKET PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $ 9.80        149,705
   01/01/2004 to 12/31/2004               $ 9.80       $ 9.65        432,144
   01/01/2005 to 12/31/2005               $ 9.65       $ 9.68      1,112,865
   01/01/2006 to 12/31/2006               $ 9.68       $ 9.88        777,755
   01/01/2007 to 12/31/2007               $ 9.88       $10.11      1,331,062
   01/01/2008 to 12/31/2008               $10.11       $10.12      1,352,613
   01/01/2009 to 12/31/2009               $10.12       $ 9.90      3,646,303
   01/01/2010 to 12/31/2010               $ 9.90       $ 9.66      1,560,180
   01/01/2011 to 12/31/2011               $ 9.66       $ 9.43        767,860
   01/01/2012 to 12/31/2012               $ 9.43       $ 9.21        829,333

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $13.27         21,843
   01/01/2004 to 12/31/2004               $13.27       $15.91        154,749
   01/01/2005 to 12/31/2005               $15.91       $17.40        325,521
   01/01/2006 to 12/31/2006               $17.40       $18.81        305,380
   01/01/2007 to 12/31/2007               $18.81       $18.93        291,027
   01/01/2008 to 12/31/2008               $18.93       $10.67         11,886
   01/01/2009 to 12/31/2009               $10.67       $14.65         92,979
   01/01/2010 to 12/31/2010               $14.65       $17.65         65,720
   01/01/2011 to 12/31/2011               $17.65       $16.79         21,418
   01/01/2012 to 12/31/2012               $16.79       $19.20         24,345

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $13.83       $15.20        107,424
   01/01/2006 to 12/31/2006               $15.20       $16.92        115,940
   01/01/2007 to 12/31/2007               $16.92       $20.18        139,590
   01/01/2008 to 12/31/2008               $20.18       $11.19         38,578
   01/01/2009 to 12/31/2009               $11.19       $14.18         35,488
   01/01/2010 to 12/31/2010               $14.18       $17.80         30,731
   01/01/2011 to 12/31/2011               $17.80       $17.67         17,416
   01/01/2012 to 12/31/2012               $17.67       $19.38         18,751

AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $13.98          3,753
   01/01/2004 to 12/31/2004               $13.98       $14.94         18,825
   01/01/2005 to 12/31/2005               $14.94       $14.63         28,321
   01/01/2006 to 12/31/2006               $14.63       $15.39         30,263
   01/01/2007 to 12/31/2007               $15.39       $17.83         33,041
   01/01/2008 to 12/31/2008               $17.83       $10.00            256
   01/01/2009 to 12/31/2009               $10.00       $11.96          5,812
   01/01/2010 to 12/31/2010               $11.96       $14.04          6,543
   01/01/2011 to 04/29/2011               $14.04       $15.71              0

AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $10.16         35,430
   01/01/2004 to 12/31/2004               $10.16       $10.12        301,108
   01/01/2005 to 12/31/2005               $10.12       $10.04      1,095,565
   01/01/2006 to 12/31/2006               $10.04       $10.17      1,341,592
   01/01/2007 to 12/31/2007               $10.17       $10.60      1,570,063
   01/01/2008 to 12/31/2008               $10.60       $10.46        592,710
   01/01/2009 to 12/31/2009               $10.46       $11.26        669,201
   01/01/2010 to 12/31/2010               $11.26       $11.41        651,501
   01/01/2011 to 12/31/2011               $11.41       $11.39        501,665
   01/01/2012 to 12/31/2012               $11.39       $11.64        511,927

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $10.45         119,982
   01/01/2004 to 12/31/2004               $10.45       $10.70         476,033
   01/01/2005 to 12/31/2005               $10.70       $10.71         420,795
   01/01/2006 to 12/31/2006               $10.71       $10.84       2,181,127
   01/01/2007 to 12/31/2007               $10.84       $11.46       3,832,171
   01/01/2008 to 12/31/2008               $11.46       $10.93       2,193,275
   01/01/2009 to 12/31/2009               $10.93       $12.43       2,317,678
   01/01/2010 to 12/31/2010               $12.43       $13.07       2,549,857
   01/01/2011 to 12/31/2011               $13.07       $13.16       2,303,948
   01/01/2012 to 12/31/2012               $13.16       $14.04       2,297,207

AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.03               0
   01/01/2006 to 12/31/2006               $10.03       $10.57       1,499,884
   01/01/2007 to 12/31/2007               $10.57       $11.22       3,925,955
   01/01/2008 to 12/31/2008               $11.22       $ 8.81      10,704,894
   01/01/2009 to 12/31/2009               $ 8.81       $10.33      11,458,452
   01/01/2010 to 12/31/2010               $10.33       $11.14      11,581,634
   01/01/2011 to 12/31/2011               $11.14       $10.98      12,118,723
   01/01/2012 to 12/31/2012               $10.98       $11.83      11,679,502

AST SMALL-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $13.43           4,691
   01/01/2004 to 12/31/2004               $13.43       $12.19          23,253
   01/01/2005 to 12/31/2005               $12.19       $12.08          34,896
   01/01/2006 to 12/31/2006               $12.08       $13.28         184,362
   01/01/2007 to 12/31/2007               $13.28       $13.88         319,309
   01/01/2008 to 12/31/2008               $13.88       $ 8.81         286,461
   01/01/2009 to 12/31/2009               $ 8.81       $11.51         249,236
   01/01/2010 to 12/31/2010               $11.51       $15.33         203,569
   01/01/2011 to 12/31/2011               $15.33       $14.81         159,446
   01/01/2012 to 12/31/2012               $14.81       $16.22         132,112

AST SMALL-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $13.35          34,978
   01/01/2004 to 12/31/2004               $13.35       $15.17         166,852
   01/01/2005 to 12/31/2005               $15.17       $15.80         417,154
   01/01/2006 to 12/31/2006               $15.80       $18.51         522,079
   01/01/2007 to 12/31/2007               $18.51       $17.05         695,175
   01/01/2008 to 12/31/2008               $17.05       $11.69         443,446
   01/01/2009 to 12/31/2009               $11.69       $14.49         510,077
   01/01/2010 to 12/31/2010               $14.49       $17.82         437,771
   01/01/2011 to 12/31/2011               $17.82       $16.36         325,297
   01/01/2012 to 12/31/2012               $16.36       $18.86         301,905

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $12.62         10,893
   01/01/2004 to 12/31/2004               $12.62       $14.03         49,912
   01/01/2005 to 12/31/2005               $14.03       $14.45         88,839
   01/01/2006 to 12/31/2006               $14.45       $17.11        733,091
   01/01/2007 to 12/31/2007               $17.11       $16.10      1,285,924
   01/01/2008 to 12/31/2008               $16.10       $ 9.13      1,259,992
   01/01/2009 to 12/31/2009               $ 9.13       $11.03      1,133,149
   01/01/2010 to 12/31/2010               $11.03       $12.20      1,034,301
   01/01/2011 to 12/31/2011               $12.20       $11.71        876,114
   01/01/2012 to 12/31/2012               $11.71       $13.40        832,513

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $11.35         12,591
   01/01/2004 to 12/31/2004               $11.35       $12.04        137,089
   01/01/2005 to 12/31/2005               $12.04       $11.22        331,045
   01/01/2006 to 12/31/2006               $11.22       $11.64        323,151
   01/01/2007 to 12/31/2007               $11.64       $12.45        374,975
   01/01/2008 to 12/31/2008               $12.45       $11.86          8,768
   01/01/2009 to 12/31/2009               $11.86       $12.98         96,586
   01/01/2010 to 12/31/2010               $12.98       $13.39         69,359
   01/01/2011 to 12/31/2011               $13.39       $13.61         20,025
   01/01/2012 to 12/31/2012               $13.61       $13.98         29,496

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $11.27          8,067
   01/01/2004 to 12/31/2004               $11.27       $11.63         15,562
   01/01/2005 to 12/31/2005               $11.63       $13.22         41,142
   01/01/2006 to 12/31/2006               $13.22       $13.63        919,208
   01/01/2007 to 12/31/2007               $13.63       $14.40      1,769,228
   01/01/2008 to 12/31/2008               $14.40       $ 8.35      1,830,240
   01/01/2009 to 12/31/2009               $ 8.35       $12.50      1,633,068
   01/01/2010 to 12/31/2010               $12.50       $14.13      1,380,159
   01/01/2011 to 12/31/2011               $14.13       $13.56      1,108,753
   01/01/2012 to 12/31/2012               $13.56       $15.56        923,522

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007              $10.00       $ 9.97        509,680
   01/01/2008 to 12/31/2008               $ 9.97       $ 9.22      1,371,484
   01/01/2009 to 12/31/2009               $ 9.22       $10.05      1,283,759
   01/01/2010 to 12/31/2010               $10.05       $10.57        910,184
   01/01/2011 to 12/31/2011               $10.57       $10.94        734,492
   01/01/2012 to 12/31/2012               $10.94       $11.52        643,785

EVERGREEN VA INTERNATIONAL EQUITY FUND
   01/01/2003 to 12/31/2003                   --       $12.71          1,395
   01/01/2004 to 12/31/2004               $12.71       $14.78          7,362
   01/01/2005 to 12/31/2005               $14.78       $16.74         21,181
   01/01/2006 to 12/31/2006               $16.74       $20.12         32,343
   01/01/2007 to 12/31/2007               $20.12       $22.58         49,950
   01/01/2008 to 12/31/2008               $22.58       $12.89            770
   01/01/2009 to 12/31/2009               $12.89       $14.59          8,114
   01/01/2010 to 07/16/2010               $14.59       $13.80              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
EVERGREEN VA OMEGA FUND
   01/01/2003 to 12/31/2003                   --       $13.13        1,855
   01/01/2004 to 12/31/2004               $13.13       $13.74        3,028
   01/01/2005 to 12/31/2005               $13.74       $13.93        4,390
   01/01/2006 to 12/31/2006               $13.93       $14.41        6,159
   01/01/2007 to 12/31/2007               $14.41       $15.74        5,954
   01/01/2008 to 12/31/2008               $15.74       $11.19          381
   01/01/2009 to 12/31/2009               $11.19       $15.72        3,291
   01/01/2010 to 07/16/2010               $15.72       $14.62            0

WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $13.82       $16.65        1,791
   01/01/2011 to 12/31/2011               $16.65       $14.18          241
   01/01/2012 to 12/31/2012               $14.18       $15.73          319

WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $14.62       $18.38        2,813
   01/01/2011 to 12/31/2011               $18.38       $16.98        1,868
   01/01/2012 to 12/31/2012               $16.98       $20.01        2,716

* Denotes the start date of these sub-accounts

                                 OPTIMUM PLUS

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

          ACCUMULATION UNIT VALUES: WITH COMBO 5%/HAV 80 BPS (2.45%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009               $10.02       $12.18      2,443,141
   01/01/2010 to 12/31/2010               $12.18       $13.31      3,949,179
   01/01/2011 to 12/31/2011               $13.31       $12.64      2,931,866
   01/01/2012 to 12/31/2012               $12.64       $13.88      3,095,464

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $10.08       $12.43         61,861
   01/01/2010 to 12/31/2010               $12.43       $13.80         95,348
   01/01/2011 to 12/31/2011               $13.80       $13.95         87,099
   01/01/2012 to 05/04/2012               $13.95       $15.11              0

AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009               $10.02       $12.01      2,769,807
   01/01/2010 to 12/31/2010               $12.01       $13.16      4,171,056
   01/01/2011 to 12/31/2011               $13.16       $12.68      3,413,824
   01/01/2012 to 12/31/2012               $12.68       $13.91      3,719,137

AST BLACKROCK VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $10.10       $12.72        115,228
   01/01/2010 to 12/31/2010               $12.72       $13.96        165,907
   01/01/2011 to 12/31/2011               $13.96       $13.55        153,332
   01/01/2012 to 12/31/2012               $13.55       $14.99        135,537

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009               $10.04       $12.28      2,987,900
   01/01/2010 to 12/31/2010               $12.28       $13.58      4,481,134
   01/01/2011 to 12/31/2011               $13.58       $12.93      3,050,077
   01/01/2012 to 12/31/2012               $12.93       $14.34      3,527,961

AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.61       $14.47         21,220
   01/01/2010 to 12/31/2010               $14.47       $18.17         78,297
   01/01/2011 to 12/31/2011               $18.17       $18.89         68,471
   01/01/2012 to 12/31/2012               $18.89       $21.26         67,908

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.98       $12.95          83,923
   01/01/2010 to 12/31/2010               $12.95       $16.74          69,225
   01/01/2011 to 12/31/2011               $16.74       $14.19         111,609
   01/01/2012 to 12/31/2012               $14.19       $16.62         170,989

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $10.12       $12.17          75,569
   01/01/2010 to 12/31/2010               $12.17       $13.40         137,164
   01/01/2011 to 12/31/2011               $13.40       $12.36          91,047
   01/01/2012 to 12/31/2012               $12.36       $14.42         112,381

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $10.06       $13.45         235,589
   01/01/2010 to 12/31/2010               $13.45       $15.72         440,042
   01/01/2011 to 12/31/2011               $15.72       $14.88         254,658
   01/01/2012 to 12/31/2012               $14.88       $17.36         299,390

AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $10.14       $13.24          61,190
   01/01/2010 to 12/31/2010               $13.24       $14.78         114,002
   01/01/2011 to 12/31/2011               $14.78       $12.56          75,035
   01/01/2012 to 12/31/2012               $12.56       $14.75          82,693

AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $10.12       $13.07          49,463
   01/01/2010 to 12/31/2010               $13.07       $14.16         140,823
   01/01/2011 to 12/31/2011               $14.16       $12.08          92,030
   01/01/2012 to 12/31/2012               $12.08       $13.75         112,024

AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.98       $10.82               0
   01/01/2010 to 12/31/2010               $10.82       $11.69          77,776
   01/01/2011 to 12/31/2011               $11.69       $12.83      10,513,694
   01/01/2012 to 12/31/2012               $12.83       $13.69       4,902,955

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009               $10.13       $13.55         201,691
   01/01/2010 to 12/31/2010               $13.55       $14.17         337,387
   01/01/2011 to 12/31/2011               $14.17       $12.56         228,979
   01/01/2012 to 12/31/2012               $12.56       $14.93         249,160

AST LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $10.06       $12.70          46,704
   01/01/2010 to 12/31/2010               $12.70       $14.02          58,656
   01/01/2011 to 12/31/2011               $14.02       $13.10          41,926
   01/01/2012 to 12/31/2012               $13.10       $14.94          39,728

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2009 to 12/31/2009               $10.03       $12.05        96,778
   01/01/2010 to 12/31/2010               $12.05       $13.33       144,043
   01/01/2011 to 12/31/2011               $13.33       $14.33       212,784
   01/01/2012 to 12/31/2012               $14.33       $14.81       262,609

AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $10.01       $12.68       132,749
   01/01/2010 to 12/31/2010               $12.68       $14.82       244,736
   01/01/2011 to 12/31/2011               $14.82       $14.32       174,151
   01/01/2012 to 12/31/2012               $14.32       $15.68       164,561

AST MFS GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $10.03       $12.12       137,082
   01/01/2010 to 12/31/2010               $12.12       $13.33       212,508
   01/01/2011 to 12/31/2011               $13.33       $12.93       145,330
   01/01/2012 to 12/31/2012               $12.93       $14.77       150,949

AST MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.99       $13.20        75,379
   01/01/2010 to 12/31/2010               $13.20       $15.91       137,053
   01/01/2011 to 12/31/2011               $15.91       $14.99        95,278
   01/01/2012 to 12/31/2012               $14.99       $17.31        99,192

AST MONEY MARKET PORTFOLIO
   05/01/2009 to 12/31/2009               $10.00       $ 9.84       534,643
   01/01/2010 to 12/31/2010               $ 9.84       $ 9.60       722,156
   01/01/2011 to 12/31/2011               $ 9.60       $ 9.37       650,694
   01/01/2012 to 12/31/2012               $ 9.37       $ 9.14       709,894

AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $10.13       $13.68        57,122
   01/01/2010 to 12/31/2010               $13.68       $16.47       137,131
   01/01/2011 to 12/31/2011               $16.47       $15.67        98,601
   01/01/2012 to 12/31/2012               $15.67       $17.91        83,761

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.98       $12.33        38,133
   01/01/2010 to 12/31/2010               $12.33       $15.48       103,428
   01/01/2011 to 12/31/2011               $15.48       $15.35        88,711
   01/01/2012 to 12/31/2012               $15.35       $16.83        91,855

AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.93       $12.04        49,314
   01/01/2010 to 12/31/2010               $12.04       $14.12        97,356
   01/01/2011 to 04/29/2011               $14.12       $15.80             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.99       $10.46        218,191
   01/01/2010 to 12/31/2010               $10.46       $10.60        494,017
   01/01/2011 to 12/31/2011               $10.60       $10.57        438,828
   01/01/2012 to 12/31/2012               $10.57       $10.80        465,625

AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.98       $11.02      2,350,903
   01/01/2010 to 12/31/2010               $11.02       $11.58      4,777,220
   01/01/2011 to 12/31/2011               $11.58       $11.66      3,685,504
   01/01/2012 to 12/31/2012               $11.66       $12.43      4,405,066

AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009               $10.02       $11.58      3,351,135
   01/01/2010 to 12/31/2010               $11.58       $12.49      4,703,974
   01/01/2011 to 12/31/2011               $12.49       $12.30      3,873,239
   01/01/2012 to 12/31/2012               $12.30       $13.25      4,009,825

AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $10.01       $13.10         50,705
   01/01/2010 to 12/31/2010               $13.10       $17.43        138,778
   01/01/2011 to 12/31/2011               $17.43       $16.84        100,627
   01/01/2012 to 12/31/2012               $16.84       $18.43         73,529

AST SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.98       $12.91         36,288
   01/01/2010 to 12/31/2010               $12.91       $15.87         74,369
   01/01/2011 to 12/31/2011               $15.87       $14.55         47,102
   01/01/2012 to 12/31/2012               $14.55       $16.77         57,425

AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2009 to 12/31/2009               $10.10       $12.87         40,037
   01/01/2010 to 12/31/2010               $12.87       $14.22         70,046
   01/01/2011 to 12/31/2011               $14.22       $13.64         66,528
   01/01/2012 to 12/31/2012               $13.64       $15.60         69,317

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2009 to 12/31/2009               $10.02       $11.08        174,116
   01/01/2010 to 12/31/2010               $11.08       $11.43        296,195
   01/01/2011 to 12/31/2011               $11.43       $11.61        235,612
   01/01/2012 to 12/31/2012               $11.61       $11.91        254,272

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.99       $13.13        183,514
   01/01/2010 to 12/31/2010               $13.13       $14.83        316,786
   01/01/2011 to 12/31/2011               $14.83       $14.22        215,988
   01/01/2012 to 12/31/2012               $14.22       $16.31        278,296

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.99       $10.73       406,240
   01/01/2010 to 12/31/2010               $10.73       $11.28       671,704
   01/01/2011 to 12/31/2011               $11.28       $11.67       540,443
   01/01/2012 to 12/31/2012               $11.67       $12.28       666,781

EVERGREEN VA INTERNATIONAL EQUITY FUND
   05/01/2009 to 12/31/2009               $10.05       $12.70         3,875
   01/01/2010 to 07/16/2010               $12.70       $12.02             0

EVERGREEN VA OMEGA FUND
   05/01/2009 to 12/31/2009               $ 9.89       $12.81         1,263
   01/01/2010 to 07/16/2010               $12.81       $11.91             0

WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $12.03       $14.49         4,743
   01/01/2011 to 12/31/2011               $14.49       $12.33         3,833
   01/01/2012 to 12/31/2012               $12.33       $13.67         3,661

WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $11.91       $14.97         6,279
   01/01/2011 to 12/31/2011               $14.97       $13.82         5,270
   01/01/2012 to 12/31/2012               $13.82       $16.28         5,231

* Denotes the start date of these sub-accounts

                                 OPTIMUM PLUS

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: WITH ANY ONE OF HAV OR EBP & LT5 OR GMWB, HAV & EBP OR WITH ANY ONE COMBO 5% OR HDV AND GMWB OR COMBO 5%/HAV AND HD GRO/GRO PLUS 2008 OR HAV, EBP AND HD GRO OR HD GRO 60 BPS AND HAV OR GRO PLUS 2008 60 BPS
                                AND HAV (2.50%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.01         769,273
   01/01/2006 to 12/31/2006               $10.01       $10.91       7,709,270
   01/01/2007 to 12/31/2007               $10.91       $11.61      13,424,715
   01/01/2008 to 12/31/2008               $11.61       $ 7.72       9,794,274
   01/01/2009 to 12/31/2009               $ 7.72       $ 9.36       9,176,774
   01/01/2010 to 12/31/2010               $ 9.36       $10.22       9,120,739
   01/01/2011 to 12/31/2011               $10.22       $ 9.70       8,340,337
   01/01/2012 to 12/31/2012               $ 9.70       $10.64       7,854,561

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $11.89       $11.96          15,334
   01/01/2006 to 12/31/2006               $11.96       $13.63           9,301
   01/01/2007 to 12/31/2007               $13.63       $13.27          11,829
   01/01/2008 to 12/31/2008               $13.27       $ 8.44          13,191
   01/01/2009 to 12/31/2009               $ 8.44       $ 9.69          46,726
   01/01/2010 to 12/31/2010               $ 9.69       $10.76          84,696
   01/01/2011 to 12/31/2011               $10.76       $10.87          74,554
   01/01/2012 to 05/04/2012               $10.87       $11.77               0

AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.02          70,575
   01/01/2006 to 12/31/2006               $10.02       $10.80       1,746,072
   01/01/2007 to 12/31/2007               $10.80       $11.49       4,458,693
   01/01/2008 to 12/31/2008               $11.49       $ 7.98       4,321,571
   01/01/2009 to 12/31/2009               $ 7.98       $ 9.60       4,400,120
   01/01/2010 to 12/31/2010               $ 9.60       $10.51       4,724,825
   01/01/2011 to 12/31/2011               $10.51       $10.12       4,223,929
   01/01/2012 to 12/31/2012               $10.12       $11.10       4,042,723

AST BLACKROCK VALUE PORTFOLIO
   06/20/2005* to 12/31/2005              $12.48       $13.06          20,481
   01/01/2006 to 12/31/2006               $13.06       $15.50          24,606
   01/01/2007 to 12/31/2007               $15.50       $15.29          33,434
   01/01/2008 to 12/31/2008               $15.29       $ 9.35          36,417
   01/01/2009 to 12/31/2009               $ 9.35       $10.78          41,463
   01/01/2010 to 12/31/2010               $10.78       $11.82          59,090
   01/01/2011 to 12/31/2011               $11.82       $11.47          41,624
   01/01/2012 to 12/31/2012               $11.47       $12.68          43,114

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2015
   01/28/2008* to 12/31/2008              $10.00       $11.22        656,950
   01/01/2009 to 12/31/2009               $11.22       $10.90        730,606
   01/01/2010 to 12/31/2010               $10.90       $11.63        523,261
   01/01/2011 to 12/31/2011               $11.63       $12.06        473,027
   01/01/2012 to 12/31/2012               $12.06       $12.11        273,008

AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009              $10.00       $ 9.31         93,200
   01/01/2010 to 12/31/2010               $ 9.31       $10.04        113,300
   01/01/2011 to 12/31/2011               $10.04       $10.73        207,529
   01/01/2012 to 12/31/2012               $10.73       $10.90         84,845

AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010              $10.00       $10.69        409,544
   01/01/2011 to 12/31/2011               $10.69       $11.61      1,362,227
   01/01/2012 to 12/31/2012               $11.61       $11.90      1,076,135

AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008              $10.00       $11.96        616,319
   01/01/2009 to 12/31/2009               $11.96       $10.95        702,534
   01/01/2010 to 12/31/2010               $10.95       $11.87        463,157
   01/01/2011 to 12/31/2011               $11.87       $13.15      1,874,973
   01/01/2012 to 12/31/2012               $13.15       $13.55      1,622,917

AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008              $10.00       $12.02        407,383
   01/01/2009 to 12/31/2009               $12.02       $10.82        397,542
   01/01/2010 to 12/31/2010               $10.82       $11.75        376,845
   01/01/2011 to 12/31/2011               $11.75       $13.28        299,580
   01/01/2012 to 12/31/2012               $13.28       $13.71        475,183

AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009              $10.00       $ 8.73         26,973
   01/01/2010 to 12/31/2010               $ 8.73       $ 9.52        158,180
   01/01/2011 to 12/31/2011               $ 9.52       $11.01         30,219
   01/01/2012 to 12/31/2012               $11.01       $11.41          7,531

AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010              $10.00       $10.93        234,930
   01/01/2011 to 12/31/2011               $10.93       $12.82      1,098,426
   01/01/2012 to 12/31/2012               $12.82       $13.35        611,783

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011              $10.00       $11.94         643,997
   01/01/2012 to 12/31/2012               $11.94       $12.32         881,024

AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012              $10.00       $10.32         299,031

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.00       1,368,846
   01/01/2006 to 12/31/2006               $10.00       $11.08      12,654,379
   01/01/2007 to 12/31/2007               $11.08       $11.86      24,127,022
   01/01/2008 to 12/31/2008               $11.86       $ 7.52      16,392,108
   01/01/2009 to 12/31/2009               $ 7.52       $ 9.19      15,447,384
   01/01/2010 to 12/31/2010               $ 9.19       $10.16      15,150,836
   01/01/2011 to 12/31/2011               $10.16       $ 9.67      13,177,505
   01/01/2012 to 12/31/2012               $ 9.67       $10.72      12,380,743

AST COHEN & STEERS REALTY PORTFOLIO
   06/20/2005* to 12/31/2005              $14.99       $15.76          20,509
   01/01/2006 to 12/31/2006               $15.76       $21.01          34,372
   01/01/2007 to 12/31/2007               $21.01       $16.40          20,153
   01/01/2008 to 12/31/2008               $16.40       $10.38          35,655
   01/01/2009 to 12/31/2009               $10.38       $13.36          36,560
   01/01/2010 to 12/31/2010               $13.36       $16.76         147,356
   01/01/2011 to 12/31/2011               $16.76       $17.42          77,620
   01/01/2012 to 12/31/2012               $17.42       $19.59          65,451

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $12.64          53,866
   01/01/2005 to 12/31/2005               $12.64       $13.49         565,771
   01/01/2006 to 12/31/2006               $13.49       $14.85         447,606
   01/01/2007 to 12/31/2007               $14.85       $16.10         364,297
   01/01/2008 to 12/31/2008               $16.10       $ 8.77         349,875
   01/01/2009 to 12/31/2009               $ 8.77       $11.35         309,404
   01/01/2010 to 12/31/2010               $11.35       $14.67         247,426
   01/01/2011 to 12/31/2011               $14.67       $12.43         239,050
   01/01/2012 to 12/31/2012               $12.43       $14.55         204,434

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $11.50         228,955
   01/01/2005 to 12/31/2005               $11.50       $11.75       2,705,503
   01/01/2006 to 12/31/2006               $11.75       $13.43       1,822,699
   01/01/2007 to 12/31/2007               $13.43       $13.76       1,543,446
   01/01/2008 to 12/31/2008               $13.76       $ 7.96       1,454,713
   01/01/2009 to 12/31/2009               $ 7.96       $ 9.25       1,405,920
   01/01/2010 to 12/31/2010               $ 9.25       $10.18       1,247,404
   01/01/2011 to 12/31/2011               $10.18       $ 9.38       1,058,858
   01/01/2012 to 12/31/2012               $ 9.38       $10.94         924,888

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $11.91         33,665
   01/01/2005 to 12/31/2005               $11.91       $12.17        369,860
   01/01/2006 to 12/31/2006               $12.17       $12.61        271,316
   01/01/2007 to 12/31/2007               $12.61       $14.67        213,414
   01/01/2008 to 12/31/2008               $14.67       $ 8.47        183,064
   01/01/2009 to 12/31/2009               $ 8.47       $12.97        150,660
   01/01/2010 to 12/31/2010               $12.97       $15.15        182,054
   01/01/2011 to 12/31/2011               $15.15       $14.34        122,494
   01/01/2012 to 12/31/2012               $14.34       $16.72        103,332

AST INTERNATIONAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $11.94        135,829
   01/01/2005 to 12/31/2005               $11.94       $13.57      1,293,920
   01/01/2006 to 12/31/2006               $13.57       $16.00        963,415
   01/01/2007 to 12/31/2007               $16.00       $18.57        790,932
   01/01/2008 to 12/31/2008               $18.57       $ 9.01        833,518
   01/01/2009 to 12/31/2009               $ 9.01       $11.89        703,197
   01/01/2010 to 12/31/2010               $11.89       $13.27        620,533
   01/01/2011 to 12/31/2011               $13.27       $11.27        575,086
   01/01/2012 to 12/31/2012               $11.27       $13.22        499,560

AST INTERNATIONAL VALUE PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $12.70          5,736
   01/01/2005 to 12/31/2005               $12.70       $14.09         43,459
   01/01/2006 to 12/31/2006               $14.09       $17.51        121,348
   01/01/2007 to 12/31/2007               $17.51       $20.10        187,309
   01/01/2008 to 12/31/2008               $20.10       $10.98        182,276
   01/01/2009 to 12/31/2009               $10.98       $13.97        149,754
   01/01/2010 to 12/31/2010               $13.97       $15.13        125,806
   01/01/2011 to 12/31/2011               $15.13       $12.90        105,132
   01/01/2012 to 12/31/2012               $12.90       $14.67        105,231

AST INVESTMENT GRADE BOND PORTFOLIO
   06/30/2008* to 12/31/2008              $10.01       $10.89              0
   01/01/2009 to 12/31/2009               $10.89       $11.82              0
   01/01/2010 to 12/31/2010               $11.82       $12.77              0
   01/01/2011 to 12/31/2011               $12.77       $14.00              0
   01/01/2012 to 12/31/2012               $14.00       $14.93              0

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $12.32         20,718
   01/01/2005 to 12/31/2005               $12.32       $13.34        106,225
   01/01/2006 to 12/31/2006               $13.34       $15.97         82,946
   01/01/2007 to 12/31/2007               $15.97       $17.04         77,659
   01/01/2008 to 12/31/2008               $17.04       $ 9.74         79,562
   01/01/2009 to 12/31/2009               $ 9.74       $12.90        122,994
   01/01/2010 to 12/31/2010               $12.90       $13.48         76,401
   01/01/2011 to 12/31/2011               $13.48       $11.94         46,934
   01/01/2012 to 12/31/2012               $11.94       $14.19         42,000

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LARGE-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $11.75         23,032
   01/01/2005 to 12/31/2005               $11.75       $12.19        143,888
   01/01/2006 to 12/31/2006               $12.19       $14.08        350,356
   01/01/2007 to 12/31/2007               $14.08       $13.32        519,815
   01/01/2008 to 12/31/2008               $13.32       $ 7.60        548,258
   01/01/2009 to 12/31/2009               $ 7.60       $ 8.85        472,453
   01/01/2010 to 12/31/2010               $ 8.85       $ 9.76        410,002
   01/01/2011 to 12/31/2011               $ 9.76       $ 9.12        338,670
   01/01/2012 to 12/31/2012               $ 9.12       $10.39        315,714

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $10.88         85,669
   01/01/2005 to 12/31/2005               $10.88       $10.73        725,723
   01/01/2006 to 12/31/2006               $10.73       $11.49        538,793
   01/01/2007 to 12/31/2007               $11.49       $11.88        442,880
   01/01/2008 to 12/31/2008               $11.88       $ 8.89        353,757
   01/01/2009 to 12/31/2009               $ 8.89       $11.67        366,511
   01/01/2010 to 12/31/2010               $11.67       $12.91        283,670
   01/01/2011 to 12/31/2011               $12.91       $13.86        228,888
   01/01/2012 to 12/31/2012               $13.86       $14.32        234,277

AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $11.61        263,104
   01/01/2005 to 12/31/2005               $11.61       $12.09      2,709,441
   01/01/2006 to 12/31/2006               $12.09       $12.64      2,285,303
   01/01/2007 to 12/31/2007               $12.64       $14.17      1,988,621
   01/01/2008 to 12/31/2008               $14.17       $ 7.78      1,923,113
   01/01/2009 to 12/31/2009               $ 7.78       $ 9.85      1,708,321
   01/01/2010 to 12/31/2010               $ 9.85       $11.50      1,431,391
   01/01/2011 to 12/31/2011               $11.50       $11.11      1,187,254
   01/01/2012 to 12/31/2012               $11.11       $12.16      1,061,600

AST MFS GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $11.00         33,939
   01/01/2005 to 12/31/2005               $11.00       $11.41        282,113
   01/01/2006 to 12/31/2006               $11.41       $12.20        201,367
   01/01/2007 to 12/31/2007               $12.20       $13.69        156,590
   01/01/2008 to 12/31/2008               $13.69       $ 8.50        146,312
   01/01/2009 to 12/31/2009               $ 8.50       $10.30        156,138
   01/01/2010 to 12/31/2010               $10.30       $11.33        151,020
   01/01/2011 to 12/31/2011               $11.33       $10.98        104,267
   01/01/2012 to 12/31/2012               $10.98       $12.54        118,503

AST MID-CAP VALUE PORTFOLIO
   01/01/2005 to 12/31/2005               $12.11       $12.45         10,096
   01/01/2006 to 12/31/2006               $12.45       $13.87          8,659
   01/01/2007 to 12/31/2007               $13.87       $13.89         13,084
   01/01/2008 to 12/31/2008               $13.89       $ 8.38         34,218
   01/01/2009 to 12/31/2009               $ 8.38       $11.35         33,244
   01/01/2010 to 12/31/2010               $11.35       $13.67         61,093
   01/01/2011 to 12/31/2011               $13.67       $12.87         43,836
   01/01/2012 to 12/31/2012               $12.87       $14.86         41,702

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MONEY MARKET PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $ 9.79         61,321
   01/01/2005 to 12/31/2005               $ 9.79       $ 9.81        668,385
   01/01/2006 to 12/31/2006               $ 9.81       $10.00        326,626
   01/01/2007 to 12/31/2007               $10.00       $10.23        858,633
   01/01/2008 to 12/31/2008               $10.23       $10.22      1,415,779
   01/01/2009 to 12/31/2009               $10.22       $ 9.99      1,054,612
   01/01/2010 to 12/31/2010               $ 9.99       $ 9.74        306,725
   01/01/2011 to 12/31/2011               $ 9.74       $ 9.50        349,258
   01/01/2012 to 12/31/2012               $ 9.50       $ 9.26        230,945

AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $12.97         95,076
   01/01/2005 to 12/31/2005               $12.97       $14.18        576,056
   01/01/2006 to 12/31/2006               $14.18       $15.31        426,677
   01/01/2007 to 12/31/2007               $15.31       $15.40        354,002
   01/01/2008 to 12/31/2008               $15.40       $ 8.67        309,446
   01/01/2009 to 12/31/2009               $ 8.67       $11.89        263,430
   01/01/2010 to 12/31/2010               $11.89       $14.31        277,336
   01/01/2011 to 12/31/2011               $14.31       $13.60        200,064
   01/01/2012 to 12/31/2012               $13.60       $15.53        172,471

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $11.79       $12.95         41,730
   01/01/2006 to 12/31/2006               $12.95       $14.40         39,249
   01/01/2007 to 12/31/2007               $14.40       $17.16         43,581
   01/01/2008 to 12/31/2008               $17.16       $ 9.50         40,390
   01/01/2009 to 12/31/2009               $ 9.50       $12.03         39,719
   01/01/2010 to 12/31/2010               $12.03       $15.09         64,701
   01/01/2011 to 12/31/2011               $15.09       $14.96         48,470
   01/01/2012 to 12/31/2012               $14.96       $16.39         44,817

AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $11.03          3,398
   01/01/2005 to 12/31/2005               $11.03       $10.79          7,166
   01/01/2006 to 12/31/2006               $10.79       $11.34         23,735
   01/01/2007 to 12/31/2007               $11.34       $13.13         14,955
   01/01/2008 to 12/31/2008               $13.13       $ 7.35          9,096
   01/01/2009 to 12/31/2009               $ 7.35       $ 8.79          7,049
   01/01/2010 to 12/31/2010               $ 8.79       $10.30         10,882
   01/01/2011 to 04/29/2011               $10.30       $11.52              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $ 9.96        240,337
   01/01/2005 to 12/31/2005               $ 9.96       $ 9.87      1,998,602
   01/01/2006 to 12/31/2006               $ 9.87       $ 9.99      1,612,557
   01/01/2007 to 12/31/2007               $ 9.99       $10.40      1,436,855
   01/01/2008 to 12/31/2008               $10.40       $10.25        925,839
   01/01/2009 to 12/31/2009               $10.25       $11.02        933,753
   01/01/2010 to 12/31/2010               $11.02       $11.16        827,745
   01/01/2011 to 12/31/2011               $11.16       $11.13        670,827
   01/01/2012 to 12/31/2012               $11.13       $11.36        603,657

AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $10.32        323,335
   01/01/2005 to 12/31/2005               $10.32       $10.31        839,171
   01/01/2006 to 12/31/2006               $10.31       $10.43      1,377,323
   01/01/2007 to 12/31/2007               $10.43       $11.01      1,587,154
   01/01/2008 to 12/31/2008               $11.01       $10.49      1,079,087
   01/01/2009 to 12/31/2009               $10.49       $11.92      1,076,268
   01/01/2010 to 12/31/2010               $11.92       $12.52      1,380,066
   01/01/2011 to 12/31/2011               $12.52       $12.60        915,620
   01/01/2012 to 12/31/2012               $12.60       $13.43      1,036,977

AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.03         21,006
   01/01/2006 to 12/31/2006               $10.03       $10.56        731,431
   01/01/2007 to 12/31/2007               $10.56       $11.19      2,193,376
   01/01/2008 to 12/31/2008               $11.19       $ 8.79      4,342,819
   01/01/2009 to 12/31/2009               $ 8.79       $10.28      5,422,757
   01/01/2010 to 12/31/2010               $10.28       $11.08      5,386,866
   01/01/2011 to 12/31/2011               $11.08       $10.92      5,146,697
   01/01/2012 to 12/31/2012               $10.92       $11.75      4,956,059

AST SMALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $ 9.32          1,043
   01/01/2005 to 12/31/2005               $ 9.32       $ 9.23         24,623
   01/01/2006 to 12/31/2006               $ 9.23       $10.13         77,033
   01/01/2007 to 12/31/2007               $10.13       $10.58        115,278
   01/01/2008 to 12/31/2008               $10.58       $ 6.71        110,050
   01/01/2009 to 12/31/2009               $ 6.71       $ 8.76        102,751
   01/01/2010 to 12/31/2010               $ 8.76       $11.65        106,941
   01/01/2011 to 12/31/2011               $11.65       $11.25         86,129
   01/01/2012 to 12/31/2012               $11.25       $12.30         82,482

AST SMALL-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $12.11         91,011
   01/01/2005 to 12/31/2005               $12.11       $12.59        705,874
   01/01/2006 to 12/31/2006               $12.59       $14.74        545,945
   01/01/2007 to 12/31/2007               $14.74       $13.56        551,748
   01/01/2008 to 12/31/2008               $13.56       $ 9.29        476,508
   01/01/2009 to 12/31/2009               $ 9.29       $11.51        430,710
   01/01/2010 to 12/31/2010               $11.51       $14.14        403,813
   01/01/2011 to 12/31/2011               $14.14       $12.96        319,318
   01/01/2012 to 12/31/2012               $12.96       $14.93        278,068

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $11.86        57,669
   01/01/2005 to 12/31/2005               $11.86       $12.21       207,462
   01/01/2006 to 12/31/2006               $12.21       $14.44       383,107
   01/01/2007 to 12/31/2007               $14.44       $13.58       477,745
   01/01/2008 to 12/31/2008               $13.58       $ 7.69       498,738
   01/01/2009 to 12/31/2009               $ 7.69       $ 9.29       395,365
   01/01/2010 to 12/31/2010               $ 9.29       $10.25       326,522
   01/01/2011 to 12/31/2011               $10.25       $ 9.83       255,868
   01/01/2012 to 12/31/2012               $ 9.83       $11.24       257,924

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $10.94        43,652
   01/01/2005 to 12/31/2005               $10.94       $10.19       769,442
   01/01/2006 to 12/31/2006               $10.19       $10.56       567,601
   01/01/2007 to 12/31/2007               $10.56       $11.29       433,996
   01/01/2008 to 12/31/2008               $11.29       $10.74       267,335
   01/01/2009 to 12/31/2009               $10.74       $11.74       308,610
   01/01/2010 to 12/31/2010               $11.74       $12.10       283,695
   01/01/2011 to 12/31/2011               $12.10       $12.28       212,551
   01/01/2012 to 12/31/2012               $12.28       $12.60       202,920

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $10.57         4,945
   01/01/2005 to 12/31/2005               $10.57       $12.00        16,121
   01/01/2006 to 12/31/2006               $12.00       $12.36       314,236
   01/01/2007 to 12/31/2007               $12.36       $13.04       527,304
   01/01/2008 to 12/31/2008               $13.04       $ 7.56       518,624
   01/01/2009 to 12/31/2009               $ 7.56       $11.30       474,948
   01/01/2010 to 12/31/2010               $11.30       $12.76       399,298
   01/01/2011 to 12/31/2011               $12.76       $12.23       296,030
   01/01/2012 to 12/31/2012               $12.23       $14.02       250,348

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007              $10.00       $ 9.97        83,937
   01/01/2008 to 12/31/2008               $ 9.97       $ 9.21       293,361
   01/01/2009 to 12/31/2009               $ 9.21       $10.03       318,217
   01/01/2010 to 12/31/2010               $10.03       $10.54       312,892
   01/01/2011 to 12/31/2011               $10.54       $10.90       279,482
   01/01/2012 to 12/31/2012               $10.90       $11.46       277,219

EVERGREEN VA INTERNATIONAL EQUITY FUND
   01/01/2004 to 12/31/2004                   --       $12.36         2,878
   01/01/2005 to 12/31/2005               $12.36       $13.98         1,440
   01/01/2006 to 12/31/2006               $13.98       $16.79         3,788
   01/01/2007 to 12/31/2007               $16.79       $18.82         9,987
   01/01/2008 to 12/31/2008               $18.82       $10.74         4,960
   01/01/2009 to 12/31/2009               $10.74       $12.14         4,499
   01/01/2010 to 07/16/2010               $12.14       $11.47             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
EVERGREEN VA OMEGA FUND
   01/01/2004 to 12/31/2004                   --       $10.92        30,383
   01/01/2005 to 12/31/2005               $10.92       $11.05        15,579
   01/01/2006 to 12/31/2006               $11.05       $11.43         4,049
   01/01/2007 to 12/31/2007               $11.43       $12.47         1,407
   01/01/2008 to 12/31/2008               $12.47       $ 8.85         1,407
   01/01/2009 to 12/31/2009               $ 8.85       $12.43         5,090
   01/01/2010 to 07/16/2010               $12.43       $11.55             0

WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $11.49       $13.84         3,301
   01/01/2011 to 12/31/2011               $13.84       $11.77         2,313
   01/01/2012 to 12/31/2012               $11.77       $13.04         1,842

WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $11.55       $14.51        15,512
   01/01/2011 to 12/31/2011               $14.51       $13.39        12,341
   01/01/2012 to 12/31/2012               $13.39       $15.77        14,988

* Denotes the start date of these sub-accounts

                                 OPTIMUM PLUS

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES: WITH HD GRO 60 BPS AND HAV 40 BPS OR GRO PLUS 2008 60
                          BPS AND HAV 40 BPS (2.65%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009               $ 7.66       $ 9.30       159,301
   01/01/2010 to 12/31/2010               $ 9.30       $10.14       212,391
   01/01/2011 to 12/31/2011               $10.14       $ 9.61       105,066
   01/01/2012 to 12/31/2012               $ 9.61       $10.53       134,457

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 6.70       $ 8.26        53,149
   01/01/2010 to 12/31/2010               $ 8.26       $ 9.15        55,133
   01/01/2011 to 12/31/2011               $ 9.15       $ 9.23        13,061
   01/01/2012 to 05/04/2012               $ 9.23       $ 9.99             0

AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009               $ 7.97       $ 9.54       676,115
   01/01/2010 to 12/31/2010               $ 9.54       $10.43       803,521
   01/01/2011 to 12/31/2011               $10.43       $10.03       368,297
   01/01/2012 to 12/31/2012               $10.03       $10.98       447,452

AST BLACKROCK VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $ 6.93       $ 8.71        23,375
   01/01/2010 to 12/31/2010               $ 8.71       $ 9.54        49,989
   01/01/2011 to 12/31/2011               $ 9.54       $ 9.24        18,206
   01/01/2012 to 12/31/2012               $ 9.24       $10.20        15,220

AST BOND PORTFOLIO 2015
   05/01/2009 to 12/31/2009               $ 9.96       $ 9.95             0
   01/01/2010 to 12/31/2010               $ 9.95       $10.59             0
   01/01/2011 to 12/31/2011               $10.59       $10.97             0
   01/01/2012 to 12/31/2012               $10.97       $11.01             0

AST BOND PORTFOLIO 2016
   05/01/2009 to 12/31/2009               $ 9.94       $ 9.57         5,603
   01/01/2010 to 12/31/2010               $ 9.57       $10.30       156,943
   01/01/2011 to 12/31/2011               $10.30       $11.00       575,620
   01/01/2012 to 12/31/2012               $11.00       $11.15       307,580

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010              $10.00       $10.67       310,356
   01/01/2011 to 12/31/2011               $10.67       $11.57       645,073
   01/01/2012 to 12/31/2012               $11.57       $11.84       401,438

AST BOND PORTFOLIO 2018
   05/01/2009 to 12/31/2009               $ 9.92       $ 9.64             0
   01/01/2010 to 12/31/2010               $ 9.64       $10.43             0
   01/01/2011 to 12/31/2011               $10.43       $11.53       794,107
   01/01/2012 to 12/31/2012               $11.53       $11.87       526,285

AST BOND PORTFOLIO 2019
   05/01/2009 to 12/31/2009               $ 9.91       $ 9.54             0
   01/01/2010 to 12/31/2010               $ 9.54       $10.34         6,929
   01/01/2011 to 12/31/2011               $10.34       $11.67             0
   01/01/2012 to 12/31/2012               $11.67       $12.03       305,082

AST BOND PORTFOLIO 2020
   05/01/2009 to 12/31/2009               $ 9.88       $ 9.21             0
   01/01/2010 to 12/31/2010               $ 9.21       $10.03       100,282
   01/01/2011 to 12/31/2011               $10.03       $11.59         8,944
   01/01/2012 to 12/31/2012               $11.59       $12.00         7,256

AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010              $10.00       $10.91        64,449
   01/01/2011 to 12/31/2011               $10.91       $12.78       706,219
   01/01/2012 to 12/31/2012               $12.78       $13.29       323,557

AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011              $10.00       $11.92       329,141
   01/01/2012 to 12/31/2012               $11.92       $12.28       414,448

AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012              $10.00       $10.31       155,312

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009               $ 7.48       $ 9.13       708,219
   01/01/2010 to 12/31/2010               $ 9.13       $10.08       749,579
   01/01/2011 to 12/31/2011               $10.08       $ 9.58       281,330
   01/01/2012 to 12/31/2012               $ 9.58       $10.60       358,749

AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2009 to 12/31/2009               $ 6.68       $10.04        39,209
   01/01/2010 to 12/31/2010               $10.04       $12.58        51,647
   01/01/2011 to 12/31/2011               $12.58       $13.05        12,690
   01/01/2012 to 12/31/2012               $13.05       $14.65        15,675

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 7.01       $ 9.09        19,394
   01/01/2010 to 12/31/2010               $ 9.09       $11.73        35,005
   01/01/2011 to 12/31/2011               $11.73       $ 9.92        19,569
   01/01/2012 to 12/31/2012               $ 9.92       $11.60        17,162

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $ 6.64       $ 7.97         6,997
   01/01/2010 to 12/31/2010               $ 7.97       $ 8.76        13,269
   01/01/2011 to 12/31/2011               $ 8.76       $ 8.05         4,169
   01/01/2012 to 12/31/2012               $ 8.05       $ 9.38         4,513

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 8.32       $11.11        17,908
   01/01/2010 to 12/31/2010               $11.11       $12.96        39,965
   01/01/2011 to 12/31/2011               $12.96       $12.25        10,818
   01/01/2012 to 12/31/2012               $12.25       $14.26        13,842

AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 7.48       $ 9.75        27,547
   01/01/2010 to 12/31/2010               $ 9.75       $10.86        42,682
   01/01/2011 to 12/31/2011               $10.86       $ 9.21        14,523
   01/01/2012 to 12/31/2012               $ 9.21       $10.79        13,807

AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $ 8.11       $10.46        44,606
   01/01/2010 to 12/31/2010               $10.46       $11.31        49,149
   01/01/2011 to 12/31/2011               $11.31       $ 9.63        11,615
   01/01/2012 to 12/31/2012               $ 9.63       $10.94        25,404

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009               $ 7.60       $10.15         9,545
   01/01/2010 to 12/31/2010               $10.15       $10.59        37,715
   01/01/2011 to 12/31/2011               $10.59       $ 9.37        12,895
   01/01/2012 to 12/31/2012               $ 9.37       $11.12        15,160

AST LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $ 5.99       $ 7.55        12,659
   01/01/2010 to 12/31/2010               $ 7.55       $ 8.32         4,760
   01/01/2011 to 12/31/2011               $ 8.32       $ 7.76         3,241
   01/01/2012 to 12/31/2012               $ 7.76       $ 8.83        12,829

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2009 to 12/31/2009               $ 8.89       $10.66        27,186
   01/01/2010 to 12/31/2010               $10.66       $11.77        21,065
   01/01/2011 to 12/31/2011               $11.77       $12.63        24,541
   01/01/2012 to 12/31/2012               $12.63       $13.02        18,227

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 6.91       $ 8.75        37,494
   01/01/2010 to 12/31/2010               $ 8.75       $10.20        63,578
   01/01/2011 to 12/31/2011               $10.20       $ 9.84        22,561
   01/01/2012 to 12/31/2012               $ 9.84       $10.76        21,520

AST MFS GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 7.93       $ 9.58         7,736
   01/01/2010 to 12/31/2010               $ 9.58       $10.51         8,723
   01/01/2011 to 12/31/2011               $10.51       $10.18         3,745
   01/01/2012 to 12/31/2012               $10.18       $11.60        12,102

AST MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $ 7.05       $ 9.30         8,401
   01/01/2010 to 12/31/2010               $ 9.30       $11.19        30,309
   01/01/2011 to 12/31/2011               $11.19       $10.52        11,640
   01/01/2012 to 12/31/2012               $10.52       $12.13        14,025

AST MONEY MARKET PORTFOLIO
   05/01/2009 to 12/31/2009               $10.32       $10.14       186,292
   01/01/2010 to 12/31/2010               $10.14       $ 9.88        56,299
   01/01/2011 to 12/31/2011               $ 9.88       $ 9.62        49,295
   01/01/2012 to 12/31/2012               $ 9.62       $ 9.36        40,412

AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $ 6.67       $ 8.99        13,800
   01/01/2010 to 12/31/2010               $ 8.99       $10.81        36,557
   01/01/2011 to 12/31/2011               $10.81       $10.26        11,055
   01/01/2012 to 12/31/2012               $10.26       $11.70        14,944

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 8.41       $10.38         8,686
   01/01/2010 to 12/31/2010               $10.38       $13.00        18,742
   01/01/2011 to 12/31/2011               $13.00       $12.87         5,978
   01/01/2012 to 12/31/2012               $12.87       $14.08        12,258

AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 6.84       $ 8.27         9,909
   01/01/2010 to 12/31/2010               $ 8.27       $ 9.69        15,269
   01/01/2011 to 04/29/2011               $ 9.69       $10.83             0

AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2009 to 12/31/2009               $10.59       $11.07        27,342
   01/01/2010 to 12/31/2010               $11.07       $11.20        33,522
   01/01/2011 to 12/31/2011               $11.20       $11.14        14,026
   01/01/2012 to 12/31/2012               $11.14       $11.36         8,601

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2009 to 12/31/2009               $10.49       $11.57       100,899
   01/01/2010 to 12/31/2010               $11.57       $12.13       259,444
   01/01/2011 to 12/31/2011               $12.13       $12.18        94,206
   01/01/2012 to 12/31/2012               $12.18       $12.97        96,756

AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009               $ 8.86       $10.22       159,770
   01/01/2010 to 12/31/2010               $10.22       $11.00       172,519
   01/01/2011 to 12/31/2011               $11.00       $10.81        76,467
   01/01/2012 to 12/31/2012               $10.81       $11.62        85,882

AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 7.46       $ 9.76         4,989
   01/01/2010 to 12/31/2010               $ 9.76       $12.96         8,672
   01/01/2011 to 12/31/2011               $12.96       $12.49         3,795
   01/01/2012 to 12/31/2012               $12.49       $13.64         9,240

AST SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $ 7.42       $ 9.59        57,584
   01/01/2010 to 12/31/2010               $ 9.59       $11.76        57,699
   01/01/2011 to 12/31/2011               $11.76       $10.77        18,951
   01/01/2012 to 12/31/2012               $10.77       $12.38        25,564

AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2009 to 12/31/2009               $ 6.07       $ 7.73        14,808
   01/01/2010 to 12/31/2010               $ 7.73       $ 8.52        17,597
   01/01/2011 to 12/31/2011               $ 8.52       $ 8.16         8,102
   01/01/2012 to 12/31/2012               $ 8.16       $ 9.32        19,482

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.71       $10.73        31,524
   01/01/2010 to 12/31/2010               $10.73       $11.04        39,047
   01/01/2011 to 12/31/2011               $11.04       $11.19        17,715
   01/01/2012 to 12/31/2012               $11.19       $11.46        17,456

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 8.57       $11.25        13,227
   01/01/2010 to 12/31/2010               $11.25       $12.68        16,377
   01/01/2011 to 12/31/2011               $12.68       $12.14         5,215
   01/01/2012 to 12/31/2012               $12.14       $13.89         7,212

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.32       $ 9.99        50,536
   01/01/2010 to 12/31/2010               $ 9.99       $10.49        80,747
   01/01/2011 to 12/31/2011               $10.49       $10.83        33,098
   01/01/2012 to 12/31/2012               $10.83       $11.37        41,891

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
EVERGREEN VA INTERNATIONAL EQUITY FUND
   05/01/2009 to 12/31/2009               $ 7.46       $ 9.41        2,694
   01/01/2010 to 07/16/2010               $ 9.41       $ 8.89            0

EVERGREEN VA OMEGA FUND
   05/01/2009 to 12/31/2009               $ 9.09       $11.76        1,366
   01/01/2010 to 07/16/2010               $11.76       $10.93            0

WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $ 8.91       $10.72        2,060
   01/01/2011 to 12/31/2011               $10.72       $ 9.10          775
   01/01/2012 to 12/31/2012               $ 9.10       $10.07        1,130

WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $10.93       $13.72        1,684
   01/01/2011 to 12/31/2011               $13.72       $12.64          457
   01/01/2012 to 12/31/2012               $12.64       $14.86          898

* Denotes the start date of these sub-accounts

                                 OPTIMUM PLUS

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: WITH ANY ONE OF LT5 OR HD 5, HAV & EBP OR WITH ANY COMBO 5% OR HDV & LT5 OR GMWB, HDV AND EPB OR HD GRO 60 BPS AND COMBO DB OR HD
 GRO 60 BPS, EBP AND HAV OR GRO PLUS 2008 60 BPS AND COMBO DB OR GRO PLUS 2008
                          60 BPS, EBP AND HAV (2.75%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.01         749,654
   01/01/2006 to 12/31/2006               $10.01       $10.88      11,657,870
   01/01/2007 to 12/31/2007               $10.88       $11.55      20,110,042
   01/01/2008 to 12/31/2008               $11.55       $ 7.66      14,373,567
   01/01/2009 to 12/31/2009               $ 7.66       $ 9.26      14,068,558
   01/01/2010 to 12/31/2010               $ 9.26       $10.09      13,024,320
   01/01/2011 to 12/31/2011               $10.09       $ 9.55      11,569,697
   01/01/2012 to 12/31/2012               $ 9.55       $10.45      11,019,117

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $10.19       $10.24           1,392
   01/01/2006 to 12/31/2006               $10.24       $11.64           1,255
   01/01/2007 to 12/31/2007               $11.64       $11.30           1,285
   01/01/2008 to 12/31/2008               $11.30       $ 7.17          66,069
   01/01/2009 to 12/31/2009               $ 7.17       $ 8.21         134,326
   01/01/2010 to 12/31/2010               $ 8.21       $ 9.10         139,961
   01/01/2011 to 12/31/2011               $ 9.10       $ 9.16         130,283
   01/01/2012 to 05/04/2012               $ 9.16       $ 9.92               0

AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.02         104,850
   01/01/2006 to 12/31/2006               $10.02       $10.77       2,978,305
   01/01/2007 to 12/31/2007               $10.77       $11.43       5,772,908
   01/01/2008 to 12/31/2008               $11.43       $ 7.92       5,683,934
   01/01/2009 to 12/31/2009               $ 7.92       $ 9.50       6,336,587
   01/01/2010 to 12/31/2010               $ 9.50       $10.38       5,939,704
   01/01/2011 to 12/31/2011               $10.38       $ 9.97       5,132,034
   01/01/2012 to 12/31/2012               $ 9.97       $10.90       4,991,638

AST BLACKROCK VALUE PORTFOLIO
   06/20/2005* to 12/31/2005              $10.15       $10.62          28,998
   01/01/2006 to 12/31/2006               $10.62       $12.57           7,753
   01/01/2007 to 12/31/2007               $12.57       $12.37           8,258
   01/01/2008 to 12/31/2008               $12.37       $ 7.54          32,734
   01/01/2009 to 12/31/2009               $ 7.54       $ 8.67          94,318
   01/01/2010 to 12/31/2010               $ 8.67       $ 9.48          97,851
   01/01/2011 to 12/31/2011               $ 9.48       $ 9.18          66,863
   01/01/2012 to 12/31/2012               $ 9.18       $10.12          59,984

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2015
   05/01/2009* to 12/31/2009              $ 9.96       $ 9.94             0
   01/01/2010 to 12/31/2010               $ 9.94       $10.58             0
   01/01/2011 to 12/31/2011               $10.58       $10.94             0
   01/01/2012 to 12/31/2012               $10.94       $10.96             0

AST BOND PORTFOLIO 2016
   05/01/2009* to 12/31/2009              $ 9.94       $ 9.56        11,040
   01/01/2010 to 12/31/2010               $ 9.56       $10.28        93,883
   01/01/2011 to 12/31/2011               $10.28       $10.97       178,433
   01/01/2012 to 12/31/2012               $10.97       $11.11       108,948

AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010              $10.00       $10.66       100,923
   01/01/2011 to 12/31/2011               $10.66       $11.55       236,487
   01/01/2012 to 12/31/2012               $11.55       $11.81       144,668

AST BOND PORTFOLIO 2018
   05/01/2009* to 12/31/2009              $ 9.92       $ 9.63             0
   01/01/2010 to 12/31/2010               $ 9.63       $10.41             0
   01/01/2011 to 12/31/2011               $10.41       $11.50       498,352
   01/01/2012 to 12/31/2012               $11.50       $11.82       460,033

AST BOND PORTFOLIO 2019
   05/01/2009* to 12/31/2009              $ 9.91       $ 9.53             0
   01/01/2010 to 12/31/2010               $ 9.53       $10.32             0
   01/01/2011 to 12/31/2011               $10.32       $11.64             0
   01/01/2012 to 12/31/2012               $11.64       $11.98        59,662

AST BOND PORTFOLIO 2020
   05/01/2009* to 12/31/2009              $ 9.88       $ 9.21             0
   01/01/2010 to 12/31/2010               $ 9.21       $10.01         5,662
   01/01/2011 to 12/31/2011               $10.01       $11.56             0
   01/01/2012 to 12/31/2012               $11.56       $11.95             0

AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010              $10.00       $10.90         6,485
   01/01/2011 to 12/31/2011               $10.90       $12.76       220,611
   01/01/2012 to 12/31/2012               $12.76       $13.25       156,242

AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011              $10.00       $11.90       115,924
   01/01/2012 to 12/31/2012               $11.90       $12.25       137,718

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012              $10.00       $10.30               0

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.00       1,248,275
   01/01/2006 to 12/31/2006               $10.00       $11.05      18,199,900
   01/01/2007 to 12/31/2007               $11.05       $11.79      34,242,570
   01/01/2008 to 12/31/2008               $11.79       $ 7.46      22,886,838
   01/01/2009 to 12/31/2009               $ 7.46       $ 9.10      21,369,395
   01/01/2010 to 12/31/2010               $ 9.10       $10.03      20,534,825
   01/01/2011 to 12/31/2011               $10.03       $ 9.52      18,278,067
   01/01/2012 to 12/31/2012               $ 9.52       $10.52      17,046,081

AST COHEN & STEERS REALTY PORTFOLIO
   06/20/2005* to 12/31/2005              $11.34       $11.91           1,262
   01/01/2006 to 12/31/2006               $11.91       $15.83               0
   01/01/2007 to 12/31/2007               $15.83       $12.33             824
   01/01/2008 to 12/31/2008               $12.33       $ 7.79          21,023
   01/01/2009 to 12/31/2009               $ 7.79       $ 9.99          28,425
   01/01/2010 to 12/31/2010               $ 9.99       $12.50          23,414
   01/01/2011 to 12/31/2011               $12.50       $12.96          16,257
   01/01/2012 to 12/31/2012               $12.96       $14.54          17,946

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $10.00       $10.86       1,308,598
   01/01/2006 to 12/31/2006               $10.86       $11.92       1,004,868
   01/01/2007 to 12/31/2007               $11.92       $12.89         886,922
   01/01/2008 to 12/31/2008               $12.89       $ 7.01         886,512
   01/01/2009 to 12/31/2009               $ 7.01       $ 9.04         783,199
   01/01/2010 to 12/31/2010               $ 9.04       $11.66         644,217
   01/01/2011 to 12/31/2011               $11.66       $ 9.85         634,564
   01/01/2012 to 12/31/2012               $ 9.85       $11.50         540,643

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005               $10.05       $10.17       6,507,114
   01/01/2006 to 12/31/2006               $10.17       $11.60       4,545,057
   01/01/2007 to 12/31/2007               $11.60       $11.86       4,043,618
   01/01/2008 to 12/31/2008               $11.86       $ 6.84       3,921,585
   01/01/2009 to 12/31/2009               $ 6.84       $ 7.93       3,736,575
   01/01/2010 to 12/31/2010               $ 7.93       $ 8.70       3,487,393
   01/01/2011 to 12/31/2011               $ 8.70       $ 8.00       3,233,607
   01/01/2012 to 12/31/2012               $ 8.00       $ 9.31       2,781,572

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $10.00       $10.48         817,664
   01/01/2006 to 12/31/2006               $10.48       $10.83         609,710
   01/01/2007 to 12/31/2007               $10.83       $12.57         476,675
   01/01/2008 to 12/31/2008               $12.57       $ 7.24         455,277
   01/01/2009 to 12/31/2009               $ 7.24       $11.06         368,594
   01/01/2010 to 12/31/2010               $11.06       $12.89         333,876
   01/01/2011 to 12/31/2011               $12.89       $12.16         300,190
   01/01/2012 to 12/31/2012               $12.16       $14.15         254,265

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $ 9.92       $11.18      3,223,931
   01/01/2006 to 12/31/2006               $11.18       $13.16      2,271,879
   01/01/2007 to 12/31/2007               $13.16       $15.23      1,888,969
   01/01/2008 to 12/31/2008               $15.23       $ 7.37      2,040,211
   01/01/2009 to 12/31/2009               $ 7.37       $ 9.70      1,756,999
   01/01/2010 to 12/31/2010               $ 9.70       $10.80      1,629,992
   01/01/2011 to 12/31/2011               $10.80       $ 9.15      1,618,582
   01/01/2012 to 12/31/2012               $ 9.15       $10.70      1,397,860

AST INTERNATIONAL VALUE PORTFOLIO
   03/14/2005 to 12/31/2005               $ 9.92       $10.61         73,916
   01/01/2006 to 12/31/2006               $10.61       $13.15        157,797
   01/01/2007 to 12/31/2007               $13.15       $15.06        256,629
   01/01/2008 to 12/31/2008               $15.06       $ 8.20        224,154
   01/01/2009 to 12/31/2009               $ 8.20       $10.41        236,523
   01/01/2010 to 12/31/2010               $10.41       $11.25        211,511
   01/01/2011 to 12/31/2011               $11.25       $ 9.56        184,715
   01/01/2012 to 12/31/2012               $ 9.56       $10.85        187,032

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   03/14/2005 to 12/31/2005               $ 9.91       $10.56        199,618
   01/01/2006 to 12/31/2006               $10.56       $12.61        146,199
   01/01/2007 to 12/31/2007               $12.61       $13.41        130,200
   01/01/2008 to 12/31/2008               $13.41       $ 7.65        156,046
   01/01/2009 to 12/31/2009               $ 7.65       $10.10        131,776
   01/01/2010 to 12/31/2010               $10.10       $10.53        115,802
   01/01/2011 to 12/31/2011               $10.53       $ 9.31        108,976
   01/01/2012 to 12/31/2012               $ 9.31       $11.03         95,646

AST LARGE-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005               $10.08       $10.46        208,695
   01/01/2006 to 12/31/2006               $10.46       $12.05        464,610
   01/01/2007 to 12/31/2007               $12.05       $11.37        767,352
   01/01/2008 to 12/31/2008               $11.37       $ 6.47        711,595
   01/01/2009 to 12/31/2009               $ 6.47       $ 7.51        619,447
   01/01/2010 to 12/31/2010               $ 7.51       $ 8.27        561,803
   01/01/2011 to 12/31/2011               $ 8.27       $ 7.70        505,503
   01/01/2012 to 12/31/2012               $ 7.70       $ 8.76        516,662

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   03/14/2005 to 12/31/2005               $10.00       $ 9.86      1,664,015
   01/01/2006 to 12/31/2006               $ 9.86       $10.53      1,315,435
   01/01/2007 to 12/31/2007               $10.53       $10.86      1,141,313
   01/01/2008 to 12/31/2008               $10.86       $ 8.10        917,378
   01/01/2009 to 12/31/2009               $ 8.10       $10.61        769,735
   01/01/2010 to 12/31/2010               $10.61       $11.70        687,638
   01/01/2011 to 12/31/2011               $11.70       $12.54        544,117
   01/01/2012 to 12/31/2012               $12.54       $12.92        540,532

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MARSICO CAPITAL GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $10.13       $10.80      6,051,062
   01/01/2006 to 12/31/2006               $10.80       $11.27      4,932,382
   01/01/2007 to 12/31/2007               $11.27       $12.60      4,332,425
   01/01/2008 to 12/31/2008               $12.60       $ 6.90      4,155,036
   01/01/2009 to 12/31/2009               $ 6.90       $ 8.71      3,679,697
   01/01/2010 to 12/31/2010               $ 8.71       $10.14      3,268,952
   01/01/2011 to 12/31/2011               $10.14       $ 9.77      2,896,966
   01/01/2012 to 12/31/2012               $ 9.77       $10.67      2,645,643

AST MFS GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $10.04       $10.66        517,291
   01/01/2006 to 12/31/2006               $10.66       $11.37        321,176
   01/01/2007 to 12/31/2007               $11.37       $12.73        269,807
   01/01/2008 to 12/31/2008               $12.73       $ 7.88        336,505
   01/01/2009 to 12/31/2009               $ 7.88       $ 9.53        373,427
   01/01/2010 to 12/31/2010               $ 9.53       $10.45        344,635
   01/01/2011 to 12/31/2011               $10.45       $10.10        305,235
   01/01/2012 to 12/31/2012               $10.10       $11.51        275,846

AST MID-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005               $10.06       $10.26              0
   01/01/2006 to 12/31/2006               $10.26       $11.40              0
   01/01/2007 to 12/31/2007               $11.40       $11.39         11,487
   01/01/2008 to 12/31/2008               $11.39       $ 6.85         31,374
   01/01/2009 to 12/31/2009               $ 6.85       $ 9.25         45,257
   01/01/2010 to 12/31/2010               $ 9.25       $11.12         47,273
   01/01/2011 to 12/31/2011               $11.12       $10.45         40,723
   01/01/2012 to 12/31/2012               $10.45       $12.03         33,606

AST MONEY MARKET PORTFOLIO
   03/14/2005 to 12/31/2005               $10.00       $10.01        125,063
   01/01/2006 to 12/31/2006               $10.01       $10.18        103,753
   01/01/2007 to 12/31/2007               $10.18       $10.38         96,280
   01/01/2008 to 12/31/2008               $10.38       $10.35         66,488
   01/01/2009 to 12/31/2009               $10.35       $10.09        234,920
   01/01/2010 to 12/31/2010               $10.09       $ 9.82        137,154
   01/01/2011 to 12/31/2011               $ 9.82       $ 9.55        472,914
   01/01/2012 to 12/31/2012               $ 9.55       $ 9.29        104,195

AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005               $10.02       $10.78      1,285,712
   01/01/2006 to 12/31/2006               $10.78       $11.62        950,935
   01/01/2007 to 12/31/2007               $11.62       $11.65        844,128
   01/01/2008 to 12/31/2008               $11.65       $ 6.54        807,471
   01/01/2009 to 12/31/2009               $ 6.54       $ 8.95        660,293
   01/01/2010 to 12/31/2010               $ 8.95       $10.74        566,838
   01/01/2011 to 12/31/2011               $10.74       $10.19        505,579
   01/01/2012 to 12/31/2012               $10.19       $11.61        442,637

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $10.24       $11.23          1,405
   01/01/2006 to 12/31/2006               $11.23       $12.46          1,129
   01/01/2007 to 12/31/2007               $12.46       $14.80         10,034
   01/01/2008 to 12/31/2008               $14.80       $ 8.18         13,098
   01/01/2009 to 12/31/2009               $ 8.18       $10.32         15,142
   01/01/2010 to 12/31/2010               $10.32       $12.92         17,341
   01/01/2011 to 12/31/2011               $12.92       $12.78         13,465
   01/01/2012 to 12/31/2012               $12.78       $13.96         11,418

AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $10.01       $10.22            684
   01/01/2006 to 12/31/2006               $10.22       $10.71            698
   01/01/2007 to 12/31/2007               $10.71       $12.36            604
   01/01/2008 to 12/31/2008               $12.36       $ 6.91              0
   01/01/2009 to 12/31/2009               $ 6.91       $ 8.23          4,451
   01/01/2010 to 12/31/2010               $ 8.23       $ 9.63          4,271
   01/01/2011 to 04/29/2011               $ 9.63       $10.76              0

AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   03/14/2005 to 12/31/2005               $10.00       $ 9.96      4,098,126
   01/01/2006 to 12/31/2006               $ 9.96       $10.06      3,462,277
   01/01/2007 to 12/31/2007               $10.06       $10.45      3,119,485
   01/01/2008 to 12/31/2008               $10.45       $10.27      1,831,410
   01/01/2009 to 12/31/2009               $10.27       $11.01      1,839,963
   01/01/2010 to 12/31/2010               $11.01       $11.13      1,801,999
   01/01/2011 to 12/31/2011               $11.13       $11.07      1,557,369
   01/01/2012 to 12/31/2012               $11.07       $11.27      1,546,186

AST PIMCO TOTAL RETURN BOND PORTFOLIO
   03/14/2005 to 12/31/2005               $ 9.99       $10.06      1,060,546
   01/01/2006 to 12/31/2006               $10.06       $10.15      1,656,324
   01/01/2007 to 12/31/2007               $10.15       $10.69      2,012,250
   01/01/2008 to 12/31/2008               $10.69       $10.16      1,054,793
   01/01/2009 to 12/31/2009               $10.16       $11.51      1,375,344
   01/01/2010 to 12/31/2010               $11.51       $12.06      1,368,149
   01/01/2011 to 12/31/2011               $12.06       $12.10      1,237,359
   01/01/2012 to 12/31/2012               $12.10       $12.86      1,205,692

AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.03         18,697
   01/01/2006 to 12/31/2006               $10.03       $10.53      1,359,706
   01/01/2007 to 12/31/2007               $10.53       $11.13      3,034,236
   01/01/2008 to 12/31/2008               $11.13       $ 8.72      6,872,223
   01/01/2009 to 12/31/2009               $ 8.72       $10.17      6,225,654
   01/01/2010 to 12/31/2010               $10.17       $10.94      7,022,300
   01/01/2011 to 12/31/2011               $10.94       $10.75      6,797,345
   01/01/2012 to 12/31/2012               $10.75       $11.53      7,065,435

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $10.04       $10.34         35,838
   01/01/2006 to 12/31/2006               $10.34       $11.32         85,450
   01/01/2007 to 12/31/2007               $11.32       $11.79        134,033
   01/01/2008 to 12/31/2008               $11.79       $ 7.45        105,226
   01/01/2009 to 12/31/2009               $ 7.45       $ 9.71         94,190
   01/01/2010 to 12/31/2010               $ 9.71       $12.88         86,506
   01/01/2011 to 12/31/2011               $12.88       $12.40         67,451
   01/01/2012 to 12/31/2012               $12.40       $13.53         59,463

AST SMALL-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005               $10.05       $10.55      1,620,167
   01/01/2006 to 12/31/2006               $10.55       $12.32      1,224,900
   01/01/2007 to 12/31/2007               $12.32       $11.30      1,300,514
   01/01/2008 to 12/31/2008               $11.30       $ 7.73      1,085,374
   01/01/2009 to 12/31/2009               $ 7.73       $ 9.54        986,424
   01/01/2010 to 12/31/2010               $ 9.54       $11.69        834,033
   01/01/2011 to 12/31/2011               $11.69       $10.69        755,910
   01/01/2012 to 12/31/2012               $10.69       $12.28        673,282

AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   03/14/2005 to 12/31/2005               $10.08       $10.22        215,250
   01/01/2006 to 12/31/2006               $10.22       $12.06        465,909
   01/01/2007 to 12/31/2007               $12.06       $11.31        698,695
   01/01/2008 to 12/31/2008               $11.31       $ 6.39        571,504
   01/01/2009 to 12/31/2009               $ 6.39       $ 7.69        533,127
   01/01/2010 to 12/31/2010               $ 7.69       $ 8.47        487,723
   01/01/2011 to 12/31/2011               $ 8.47       $ 8.10        434,285
   01/01/2012 to 12/31/2012               $ 8.10       $ 9.24        432,573

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   03/14/2005 to 12/31/2005               $ 9.95       $ 9.36      1,654,788
   01/01/2006 to 12/31/2006               $ 9.36       $ 9.68      1,204,466
   01/01/2007 to 12/31/2007               $ 9.68       $10.32      1,018,776
   01/01/2008 to 12/31/2008               $10.32       $ 9.79        548,544
   01/01/2009 to 12/31/2009               $ 9.79       $10.67        574,127
   01/01/2010 to 12/31/2010               $10.67       $10.98        590,706
   01/01/2011 to 12/31/2011               $10.98       $11.11        493,366
   01/01/2012 to 12/31/2012               $11.11       $11.37        476,186

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $10.02       $12.01              0
   01/01/2006 to 12/31/2006               $12.01       $12.34        390,337
   01/01/2007 to 12/31/2007               $12.34       $12.99        677,351
   01/01/2008 to 12/31/2008               $12.99       $ 7.51        604,930
   01/01/2009 to 12/31/2009               $ 7.51       $11.19        537,628
   01/01/2010 to 12/31/2010               $11.19       $12.61        480,201
   01/01/2011 to 12/31/2011               $12.61       $12.05        398,072
   01/01/2012 to 12/31/2012               $12.05       $13.78        342,729

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007              $10.00       $ 9.97       159,292
   01/01/2008 to 12/31/2008               $ 9.97       $ 9.19       669,023
   01/01/2009 to 12/31/2009               $ 9.19       $ 9.97       350,809
   01/01/2010 to 12/31/2010               $ 9.97       $10.46       293,625
   01/01/2011 to 12/31/2011               $10.46       $10.78       311,846
   01/01/2012 to 12/31/2012               $10.78       $11.31       262,032

EVERGREEN VA INTERNATIONAL EQUITY FUND
   03/14/2005 to 12/31/2005               $ 9.90       $10.90         7,851
   01/01/2006 to 12/31/2006               $10.90       $13.06         2,565
   01/01/2007 to 12/31/2007               $13.06       $14.60         2,324
   01/01/2008 to 12/31/2008               $14.60       $ 8.31           500
   01/01/2009 to 12/31/2009               $ 8.31       $ 9.37           885
   01/01/2010 to 07/16/2010               $ 9.37       $ 8.85             0

EVERGREEN VA OMEGA FUND
   03/14/2005 to 12/31/2005               $10.02       $10.52             0
   01/01/2006 to 12/31/2006               $10.52       $10.84             0
   01/01/2007 to 12/31/2007               $10.84       $11.81             0
   01/01/2008 to 12/31/2008               $11.81       $ 8.36             0
   01/01/2009 to 12/31/2009               $ 8.36       $11.70        20,953
   01/01/2010 to 07/16/2010               $11.70       $10.87             0

WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $ 8.86       $10.65           970
   01/01/2011 to 12/31/2011               $10.65       $ 9.04           581
   01/01/2012 to 12/31/2012               $ 9.04       $ 9.99           567

WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $10.87       $13.63        12,116
   01/01/2011 to 12/31/2011               $13.63       $12.55         5,363
   01/01/2012 to 12/31/2012               $12.55       $14.74         4,519

* Denotes the start date of these sub-accounts

                                 OPTIMUM PLUS

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

            ACCUMULATION UNIT VALUES: WITH LT5, HDV AND EBP (3.00%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.01             0
   01/01/2006 to 12/31/2006               $10.01       $10.85        18,249
   01/01/2007 to 12/31/2007               $10.85       $11.49        19,931
   01/01/2008 to 12/31/2008               $11.49       $ 7.60        38,177
   01/01/2009 to 12/31/2009               $ 7.60       $ 9.17        46,682
   01/01/2010 to 12/31/2010               $ 9.17       $ 9.95        47,467
   01/01/2011 to 12/31/2011               $ 9.95       $ 9.40        47,097
   01/01/2012 to 12/31/2012               $ 9.40       $10.26        46,247

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $10.19       $10.22             0
   01/01/2006 to 12/31/2006               $10.22       $11.58             0
   01/01/2007 to 12/31/2007               $11.58       $11.22             0
   01/01/2008 to 12/31/2008               $11.22       $ 7.10             0
   01/01/2009 to 12/31/2009               $ 7.10       $ 8.11             0
   01/01/2010 to 12/31/2010               $ 8.11       $ 8.96             0
   01/01/2011 to 12/31/2011               $ 8.96       $ 9.00             0
   01/01/2012 to 05/04/2012               $ 9.00       $ 9.74             0

AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.02             0
   01/01/2006 to 12/31/2006               $10.02       $10.74             0
   01/01/2007 to 12/31/2007               $10.74       $11.36         4,610
   01/01/2008 to 12/31/2008               $11.36       $ 7.86         4,379
   01/01/2009 to 12/31/2009               $ 7.86       $ 9.40         6,761
   01/01/2010 to 12/31/2010               $ 9.40       $10.24         4,366
   01/01/2011 to 12/31/2011               $10.24       $ 9.81         4,220
   01/01/2012 to 12/31/2012               $ 9.81       $10.71         4,153

AST BLACKROCK VALUE PORTFOLIO
   06/20/2005* to 12/31/2005              $10.15       $10.59             0
   01/01/2006 to 12/31/2006               $10.59       $12.51             0
   01/01/2007 to 12/31/2007               $12.51       $12.28             0
   01/01/2008 to 12/31/2008               $12.28       $ 7.47             0
   01/01/2009 to 12/31/2009               $ 7.47       $ 8.56             0
   01/01/2010 to 12/31/2010               $ 8.56       $ 9.34             0
   01/01/2011 to 12/31/2011               $ 9.34       $ 9.02             0
   01/01/2012 to 12/31/2012               $ 9.02       $ 9.92             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2015
   05/01/2009* to 12/31/2009              $ 9.96       $ 9.93          0
   01/01/2010 to 12/31/2010               $ 9.93       $10.53          0
   01/01/2011 to 12/31/2011               $10.53       $10.87          0
   01/01/2012 to 12/31/2012               $10.87       $10.86          0

AST BOND PORTFOLIO 2016
   05/01/2009* to 12/31/2009              $ 9.94       $ 9.55          0
   01/01/2010 to 12/31/2010               $ 9.55       $10.24          0
   01/01/2011 to 12/31/2011               $10.24       $10.89          0
   01/01/2012 to 12/31/2012               $10.89       $11.00          0

AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010              $10.00       $10.63          0
   01/01/2011 to 12/31/2011               $10.63       $11.49          0
   01/01/2012 to 12/31/2012               $11.49       $11.71          0

AST BOND PORTFOLIO 2018
   05/01/2009* to 12/31/2009              $ 9.92       $ 9.61          0
   01/01/2010 to 12/31/2010               $ 9.61       $10.37          0
   01/01/2011 to 12/31/2011               $10.37       $11.42          0
   01/01/2012 to 12/31/2012               $11.42       $11.71          0

AST BOND PORTFOLIO 2019
   05/01/2009* to 12/31/2009              $ 9.91       $ 9.51          0
   01/01/2010 to 12/31/2010               $ 9.51       $10.28          0
   01/01/2011 to 12/31/2011               $10.28       $11.56          0
   01/01/2012 to 12/31/2012               $11.56       $11.87          0

AST BOND PORTFOLIO 2020
   05/01/2009* to 12/31/2009              $ 9.88       $ 9.19          0
   01/01/2010 to 12/31/2010               $ 9.19       $ 9.97          0
   01/01/2011 to 12/31/2011               $ 9.97       $11.48          0
   01/01/2012 to 12/31/2012               $11.48       $11.84          0

AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010              $10.00       $10.87          0
   01/01/2011 to 12/31/2011               $10.87       $12.69          0
   01/01/2012 to 12/31/2012               $12.69       $13.14          0

AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011              $10.00       $11.87          0
   01/01/2012 to 12/31/2012               $11.87       $12.19          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012              $10.00       $10.27             0

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.00             0
   01/01/2006 to 12/31/2006               $10.00       $11.02         2,672
   01/01/2007 to 12/31/2007               $11.02       $11.73        10,225
   01/01/2008 to 12/31/2008               $11.73       $ 7.40        11,699
   01/01/2009 to 12/31/2009               $ 7.40       $ 9.00        10,125
   01/01/2010 to 12/31/2010               $ 9.00       $ 9.90         9,470
   01/01/2011 to 12/31/2011               $ 9.90       $ 9.37         9,327
   01/01/2012 to 12/31/2012               $ 9.37       $10.33        11,241

AST COHEN & STEERS REALTY PORTFOLIO
   06/20/2005* to 12/31/2005              $11.33       $11.88             0
   01/01/2006 to 12/31/2006               $11.88       $15.76             0
   01/01/2007 to 12/31/2007               $15.76       $12.24             0
   01/01/2008 to 12/31/2008               $12.24       $ 7.71             0
   01/01/2009 to 12/31/2009               $ 7.71       $ 9.87             0
   01/01/2010 to 12/31/2010               $ 9.87       $12.32             0
   01/01/2011 to 12/31/2011               $12.32       $12.73             0
   01/01/2012 to 12/31/2012               $12.73       $14.25             0

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $10.00       $10.84             0
   01/01/2006 to 12/31/2006               $10.84       $11.87             0
   01/01/2007 to 12/31/2007               $11.87       $12.80             0
   01/01/2008 to 12/31/2008               $12.80       $ 6.94             0
   01/01/2009 to 12/31/2009               $ 6.94       $ 8.93             0
   01/01/2010 to 12/31/2010               $ 8.93       $11.48             0
   01/01/2011 to 12/31/2011               $11.48       $ 9.68             0
   01/01/2012 to 12/31/2012               $ 9.68       $11.27             0

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005               $10.05       $10.15             0
   01/01/2006 to 12/31/2006               $10.15       $11.55             0
   01/01/2007 to 12/31/2007               $11.55       $11.77             0
   01/01/2008 to 12/31/2008               $11.77       $ 6.77             0
   01/01/2009 to 12/31/2009               $ 6.77       $ 7.83             0
   01/01/2010 to 12/31/2010               $ 7.83       $ 8.57             0
   01/01/2011 to 12/31/2011               $ 8.57       $ 7.86             0
   01/01/2012 to 12/31/2012               $ 7.86       $ 9.12             0

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $10.00       $10.46             0
   01/01/2006 to 12/31/2006               $10.46       $10.78             0
   01/01/2007 to 12/31/2007               $10.78       $12.48             0
   01/01/2008 to 12/31/2008               $12.48       $ 7.17             0
   01/01/2009 to 12/31/2009               $ 7.17       $10.92             0
   01/01/2010 to 12/31/2010               $10.92       $12.70             0
   01/01/2011 to 12/31/2011               $12.70       $11.95             0
   01/01/2012 to 12/31/2012               $11.95       $13.86             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $ 9.92       $11.16          0
   01/01/2006 to 12/31/2006               $11.16       $13.10          0
   01/01/2007 to 12/31/2007               $13.10       $15.12          0
   01/01/2008 to 12/31/2008               $15.12       $ 7.30          0
   01/01/2009 to 12/31/2009               $ 7.30       $ 9.58          0
   01/01/2010 to 12/31/2010               $ 9.58       $10.64          0
   01/01/2011 to 12/31/2011               $10.64       $ 8.99          0
   01/01/2012 to 12/31/2012               $ 8.99       $10.49          0

AST INTERNATIONAL VALUE PORTFOLIO
   03/14/2005 to 12/31/2005               $ 9.92       $10.59          0
   01/01/2006 to 12/31/2006               $10.59       $13.09          0
   01/01/2007 to 12/31/2007               $13.09       $14.95          0
   01/01/2008 to 12/31/2008               $14.95       $ 8.12          0
   01/01/2009 to 12/31/2009               $ 8.12       $10.28          0
   01/01/2010 to 12/31/2010               $10.28       $11.08          0
   01/01/2011 to 12/31/2011               $11.08       $ 9.40          0
   01/01/2012 to 12/31/2012               $ 9.40       $10.64          0

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   03/14/2005 to 12/31/2005               $ 9.91       $10.53          0
   01/01/2006 to 12/31/2006               $10.53       $12.55          0
   01/01/2007 to 12/31/2007               $12.55       $13.32          0
   01/01/2008 to 12/31/2008               $13.32       $ 7.57          0
   01/01/2009 to 12/31/2009               $ 7.57       $ 9.98          0
   01/01/2010 to 12/31/2010               $ 9.98       $10.38          0
   01/01/2011 to 12/31/2011               $10.38       $ 9.14          0
   01/01/2012 to 12/31/2012               $ 9.14       $10.81          0

AST LARGE-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005               $10.08       $10.44          0
   01/01/2006 to 12/31/2006               $10.44       $11.99          0
   01/01/2007 to 12/31/2007               $11.99       $11.29          0
   01/01/2008 to 12/31/2008               $11.29       $ 6.40          0
   01/01/2009 to 12/31/2009               $ 6.40       $ 7.42          0
   01/01/2010 to 12/31/2010               $ 7.42       $ 8.14          0
   01/01/2011 to 12/31/2011               $ 8.14       $ 7.57          0
   01/01/2012 to 12/31/2012               $ 7.57       $ 8.58          0

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   03/14/2005 to 12/31/2005               $10.00       $ 9.84          0
   01/01/2006 to 12/31/2006               $ 9.84       $10.48          0
   01/01/2007 to 12/31/2007               $10.48       $10.78          0
   01/01/2008 to 12/31/2008               $10.78       $ 8.03          0
   01/01/2009 to 12/31/2009               $ 8.03       $10.48          0
   01/01/2010 to 12/31/2010               $10.48       $11.53          0
   01/01/2011 to 12/31/2011               $11.53       $12.32          0
   01/01/2012 to 12/31/2012               $12.32       $12.66          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MARSICO CAPITAL GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $10.12       $10.78          0
   01/01/2006 to 12/31/2006               $10.78       $11.21          0
   01/01/2007 to 12/31/2007               $11.21       $12.50          0
   01/01/2008 to 12/31/2008               $12.50       $ 6.83          0
   01/01/2009 to 12/31/2009               $ 6.83       $ 8.60          0
   01/01/2010 to 12/31/2010               $ 8.60       $ 9.99          0
   01/01/2011 to 12/31/2011               $ 9.99       $ 9.60          0
   01/01/2012 to 12/31/2012               $ 9.60       $10.46          0

AST MFS GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $10.04       $10.64          0
   01/01/2006 to 12/31/2006               $10.64       $11.32          0
   01/01/2007 to 12/31/2007               $11.32       $12.63          0
   01/01/2008 to 12/31/2008               $12.63       $ 7.81          0
   01/01/2009 to 12/31/2009               $ 7.81       $ 9.41          0
   01/01/2010 to 12/31/2010               $ 9.41       $10.30          0
   01/01/2011 to 12/31/2011               $10.30       $ 9.93          0
   01/01/2012 to 12/31/2012               $ 9.93       $11.28          0

AST MID-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005               $10.06       $10.24          0
   01/01/2006 to 12/31/2006               $10.24       $11.34          0
   01/01/2007 to 12/31/2007               $11.34       $11.31          0
   01/01/2008 to 12/31/2008               $11.31       $ 6.78          0
   01/01/2009 to 12/31/2009               $ 6.78       $ 9.14          0
   01/01/2010 to 12/31/2010               $ 9.14       $10.96          0
   01/01/2011 to 12/31/2011               $10.96       $10.26          0
   01/01/2012 to 12/31/2012               $10.26       $11.79          0

AST MONEY MARKET PORTFOLIO
   03/14/2005 to 12/31/2005               $10.00       $ 9.99          0
   01/01/2006 to 12/31/2006               $ 9.99       $10.13          0
   01/01/2007 to 12/31/2007               $10.13       $10.31          0
   01/01/2008 to 12/31/2008               $10.31       $10.25          0
   01/01/2009 to 12/31/2009               $10.25       $ 9.97          0
   01/01/2010 to 12/31/2010               $ 9.97       $ 9.67          0
   01/01/2011 to 12/31/2011               $ 9.67       $ 9.38          0
   01/01/2012 to 12/31/2012               $ 9.38       $ 9.10          0

AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005               $10.02       $10.76          0
   01/01/2006 to 12/31/2006               $10.76       $11.56          0
   01/01/2007 to 12/31/2007               $11.56       $11.57          0
   01/01/2008 to 12/31/2008               $11.57       $ 6.48          0
   01/01/2009 to 12/31/2009               $ 6.48       $ 8.84          0
   01/01/2010 to 12/31/2010               $ 8.84       $10.58          0
   01/01/2011 to 12/31/2011               $10.58       $10.01          0
   01/01/2012 to 12/31/2012               $10.01       $11.37          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $10.23       $11.21             0
   01/01/2006 to 12/31/2006               $11.21       $12.40             0
   01/01/2007 to 12/31/2007               $12.40       $14.70             0
   01/01/2008 to 12/31/2008               $14.70       $ 8.10             0
   01/01/2009 to 12/31/2009               $ 8.10       $10.20             0
   01/01/2010 to 12/31/2010               $10.20       $12.73             0
   01/01/2011 to 12/31/2011               $12.73       $12.56             0
   01/01/2012 to 12/31/2012               $12.56       $13.69             0

AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $10.01       $10.20             0
   01/01/2006 to 12/31/2006               $10.20       $10.66             0
   01/01/2007 to 12/31/2007               $10.66       $12.27             0
   01/01/2008 to 12/31/2008               $12.27       $ 6.84             0
   01/01/2009 to 12/31/2009               $ 6.84       $ 8.13             0
   01/01/2010 to 12/31/2010               $ 8.13       $ 9.49             0
   01/01/2011 to 04/29/2011               $ 9.49       $10.59             0

AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   03/14/2005 to 12/31/2005               $10.00       $ 9.94             0
   01/01/2006 to 12/31/2006               $ 9.94       $10.01             0
   01/01/2007 to 12/31/2007               $10.01       $10.37             0
   01/01/2008 to 12/31/2008               $10.37       $10.17             0
   01/01/2009 to 12/31/2009               $10.17       $10.88             0
   01/01/2010 to 12/31/2010               $10.88       $10.96             0
   01/01/2011 to 12/31/2011               $10.96       $10.87             0
   01/01/2012 to 12/31/2012               $10.87       $11.04             0

AST PIMCO TOTAL RETURN BOND PORTFOLIO
   03/14/2005 to 12/31/2005               $ 9.99       $10.04             0
   01/01/2006 to 12/31/2006               $10.04       $10.10             0
   01/01/2007 to 12/31/2007               $10.10       $10.61             0
   01/01/2008 to 12/31/2008               $10.61       $10.06             0
   01/01/2009 to 12/31/2009               $10.06       $11.37             0
   01/01/2010 to 12/31/2010               $11.37       $11.88             0
   01/01/2011 to 12/31/2011               $11.88       $11.89             0
   01/01/2012 to 12/31/2012               $11.89       $12.61             0

AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.03             0
   01/01/2006 to 12/31/2006               $10.03       $10.50             0
   01/01/2007 to 12/31/2007               $10.50       $11.07             0
   01/01/2008 to 12/31/2008               $11.07       $ 8.65         4,182
   01/01/2009 to 12/31/2009               $ 8.65       $10.07         4,180
   01/01/2010 to 12/31/2010               $10.07       $10.80        12,907
   01/01/2011 to 12/31/2011               $10.80       $10.58        12,856
   01/01/2012 to 12/31/2012               $10.58       $11.33        10,697

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $10.04       $10.31          0
   01/01/2006 to 12/31/2006               $10.31       $11.27          0
   01/01/2007 to 12/31/2007               $11.27       $11.71          0
   01/01/2008 to 12/31/2008               $11.71       $ 7.38          0
   01/01/2009 to 12/31/2009               $ 7.38       $ 9.59          0
   01/01/2010 to 12/31/2010               $ 9.59       $12.69          0
   01/01/2011 to 12/31/2011               $12.69       $12.19          0
   01/01/2012 to 12/31/2012               $12.19       $13.26          0

AST SMALL-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005               $10.05       $10.53          0
   01/01/2006 to 12/31/2006               $10.53       $12.26          0
   01/01/2007 to 12/31/2007               $12.26       $11.22          0
   01/01/2008 to 12/31/2008               $11.22       $ 7.65          0
   01/01/2009 to 12/31/2009               $ 7.65       $ 9.42          0
   01/01/2010 to 12/31/2010               $ 9.42       $11.52          0
   01/01/2011 to 12/31/2011               $11.52       $10.51          0
   01/01/2012 to 12/31/2012               $10.51       $12.04          0

AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   03/14/2005 to 12/31/2005               $10.08       $10.20          0
   01/01/2006 to 12/31/2006               $10.20       $12.00          0
   01/01/2007 to 12/31/2007               $12.00       $11.22          0
   01/01/2008 to 12/31/2008               $11.22       $ 6.33          0
   01/01/2009 to 12/31/2009               $ 6.33       $ 7.60          0
   01/01/2010 to 12/31/2010               $ 7.60       $ 8.35          0
   01/01/2011 to 12/31/2011               $ 8.35       $ 7.96          0
   01/01/2012 to 12/31/2012               $ 7.96       $ 9.06          0

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   03/14/2005 to 12/31/2005               $ 9.95       $ 9.34          0
   01/01/2006 to 12/31/2006               $ 9.34       $ 9.63          0
   01/01/2007 to 12/31/2007               $ 9.63       $10.24          0
   01/01/2008 to 12/31/2008               $10.24       $ 9.69          0
   01/01/2009 to 12/31/2009               $ 9.69       $10.54          0
   01/01/2010 to 12/31/2010               $10.54       $10.81          0
   01/01/2011 to 12/31/2011               $10.81       $10.92          0
   01/01/2012 to 12/31/2012               $10.92       $11.15          0

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $10.02       $11.98          0
   01/01/2006 to 12/31/2006               $11.98       $12.28          0
   01/01/2007 to 12/31/2007               $12.28       $12.89          0
   01/01/2008 to 12/31/2008               $12.89       $ 7.43          0
   01/01/2009 to 12/31/2009               $ 7.43       $11.06          0
   01/01/2010 to 12/31/2010               $11.06       $12.42          0
   01/01/2011 to 12/31/2011               $12.42       $11.84          0
   01/01/2012 to 12/31/2012               $11.84       $13.51          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007              $10.00       $ 9.96          0
   01/01/2008 to 12/31/2008               $ 9.96       $ 9.16          0
   01/01/2009 to 12/31/2009               $ 9.16       $ 9.92          0
   01/01/2010 to 12/31/2010               $ 9.92       $10.37          0
   01/01/2011 to 12/31/2011               $10.37       $10.67          0
   01/01/2012 to 12/31/2012               $10.67       $11.16          0

EVERGREEN VA INTERNATIONAL EQUITY FUND
   03/14/2005 to 12/31/2005               $ 9.90       $10.88          0
   01/01/2006 to 12/31/2006               $10.88       $13.00          0
   01/01/2007 to 12/31/2007               $13.00       $14.50          0
   01/01/2008 to 12/31/2008               $14.50       $ 8.23          0
   01/01/2009 to 12/31/2009               $ 8.23       $ 9.25          0
   01/01/2010 to 07/16/2010               $ 9.25       $ 8.72          0

EVERGREEN VA OMEGA FUND
   03/14/2005 to 12/31/2005               $10.02       $10.50          0
   01/01/2006 to 12/31/2006               $10.50       $10.79          0
   01/01/2007 to 12/31/2007               $10.79       $11.72          0
   01/01/2008 to 12/31/2008               $11.72       $ 8.28          0
   01/01/2009 to 12/31/2009               $ 8.28       $11.56          0
   01/01/2010 to 07/16/2010               $11.56       $10.72          0

WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $ 8.74       $10.50          0
   01/01/2011 to 12/31/2011               $10.50       $ 8.88          0
   01/01/2012 to 12/31/2012               $ 8.88       $ 9.79          0

WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $10.72       $13.43          0
   01/01/2011 to 12/31/2011               $13.43       $12.33          0
   01/01/2012 to 12/31/2012               $12.33       $14.44          0

* Denotes the start date of these sub-accounts

                                 OPTIMUM PLUS

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: BENEFICIARY CONTINUATION OPTION - 1.00% SETTLEMENT
                                SERVICE CHARGE

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   03/19/2007 to 12/31/2007               $11.08       $11.99       411,706
   01/01/2008 to 12/31/2008               $11.99       $ 8.09       371,911
   01/01/2009 to 12/31/2009               $ 8.09       $ 9.96       250,364
   01/01/2010 to 12/31/2010               $ 9.96       $11.04       243,717
   01/01/2011 to 12/31/2011               $11.04       $10.64       237,622
   01/01/2012 to 12/31/2012               $10.64       $11.86       240,813

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   03/19/2007 to 12/31/2007               $17.44       $17.54       228,111
   01/01/2008 to 12/31/2008               $17.54       $11.33       154,997
   01/01/2009 to 12/31/2009               $11.33       $13.21       198,496
   01/01/2010 to 12/31/2010               $13.21       $14.89       169,315
   01/01/2011 to 12/31/2011               $14.89       $15.27       162,593
   01/01/2012 to 05/04/2012               $15.27       $16.63             0

AST BALANCED ASSET ALLOCATION PORTFOLIO
   03/19/2007 to 12/31/2007               $11.00       $11.86       133,094
   01/01/2008 to 12/31/2008               $11.86       $ 8.37       237,851
   01/01/2009 to 12/31/2009               $ 8.37       $10.22       257,542
   01/01/2010 to 12/31/2010               $10.22       $11.36       323,653
   01/01/2011 to 12/31/2011               $11.36       $11.11       402,312
   01/01/2012 to 12/31/2012               $11.11       $12.37       420,485

AST BLACKROCK VALUE PORTFOLIO
   03/19/2007 to 12/31/2007               $14.65       $14.77       205,376
   01/01/2008 to 12/31/2008               $14.77       $ 9.17       175,827
   01/01/2009 to 12/31/2009               $ 9.17       $10.73       110,665
   01/01/2010 to 12/31/2010               $10.73       $11.95        84,321
   01/01/2011 to 12/31/2011               $11.95       $11.77        70,324
   01/01/2012 to 12/31/2012               $11.77       $13.21        70,906

AST BOND PORTFOLIO 2015
   01/28/2008* to 12/31/2008              $10.00       $11.38       161,639
   01/01/2009 to 12/31/2009               $11.38       $11.23       140,596
   01/01/2010 to 12/31/2010               $11.23       $12.16        82,764
   01/01/2011 to 12/31/2011               $12.16       $12.81        90,616
   01/01/2012 to 12/31/2012               $12.81       $13.06        53,184

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009              $10.00       $ 9.45           981
   01/01/2010 to 12/31/2010               $ 9.45       $10.35         1,607
   01/01/2011 to 12/31/2011               $10.35       $11.23         5,489
   01/01/2012 to 12/31/2012               $11.23       $11.58         5,649

AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010              $10.00       $10.85             0
   01/01/2011 to 12/31/2011               $10.85       $11.97         1,453
   01/01/2012 to 12/31/2012               $11.97       $12.45         2,044

AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008              $10.00       $12.13        11,683
   01/01/2009 to 12/31/2009               $12.13       $11.28         9,475
   01/01/2010 to 12/31/2010               $11.28       $12.41             0
   01/01/2011 to 12/31/2011               $12.41       $13.96         2,627
   01/01/2012 to 12/31/2012               $13.96       $14.61         4,673

AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008              $10.00       $12.20         9,569
   01/01/2009 to 12/31/2009               $12.20       $11.14             0
   01/01/2010 to 12/31/2010               $11.14       $12.29         4,945
   01/01/2011 to 12/31/2011               $12.29       $14.11             0
   01/01/2012 to 12/31/2012               $14.11       $14.78        12,165

AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009              $10.00       $ 8.86             0
   01/01/2010 to 12/31/2010               $ 8.86       $ 9.81         1,268
   01/01/2011 to 12/31/2011               $ 9.81       $11.53             0
   01/01/2012 to 12/31/2012               $11.53       $12.13           768

AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010              $10.00       $11.10         2,981
   01/01/2011 to 12/31/2011               $11.10       $13.22         6,222
   01/01/2012 to 12/31/2012               $13.22       $13.97             0

AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011              $10.00       $12.12         3,562
   01/01/2012 to 12/31/2012               $12.12       $12.70        19,197

AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012              $10.00       $10.48        10,462

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   03/19/2007 to 12/31/2007               $11.22       $12.24       420,583
   01/01/2008 to 12/31/2008               $12.24       $ 7.88       495,503
   01/01/2009 to 12/31/2009               $ 7.88       $ 9.78       462,021
   01/01/2010 to 12/31/2010               $ 9.78       $10.98       364,312
   01/01/2011 to 12/31/2011               $10.98       $10.61       310,209
   01/01/2012 to 12/31/2012               $10.61       $11.94       351,268

AST COHEN & STEERS REALTY PORTFOLIO
   03/19/2007 to 12/31/2007               $31.90       $24.67       155,081
   01/01/2008 to 12/31/2008               $24.67       $15.86       111,995
   01/01/2009 to 12/31/2009               $15.86       $20.71        96,981
   01/01/2010 to 12/31/2010               $20.71       $26.39        88,762
   01/01/2011 to 12/31/2011               $26.39       $27.85        75,280
   01/01/2012 to 12/31/2012               $27.85       $31.80        92,654

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   03/19/2007 to 12/31/2007               $12.62       $13.64       189,572
   01/01/2008 to 12/31/2008               $13.64       $ 7.55       125,578
   01/01/2009 to 12/31/2009               $ 7.55       $ 9.92        89,622
   01/01/2010 to 12/31/2010               $ 9.92       $13.01        81,914
   01/01/2011 to 12/31/2011               $13.01       $11.19       137,269
   01/01/2012 to 12/31/2012               $11.19       $13.30       130,099

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   03/19/2007 to 12/31/2007               $28.49       $29.91       507,472
   01/01/2008 to 12/31/2008               $29.91       $17.56       379,447
   01/01/2009 to 12/31/2009               $17.56       $20.72       266,028
   01/01/2010 to 12/31/2010               $20.72       $23.16       214,419
   01/01/2011 to 12/31/2011               $23.16       $21.66       193,150
   01/01/2012 to 12/31/2012               $21.66       $25.66       182,309

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   03/19/2007 to 12/31/2007               $ 4.77       $ 5.43       362,040
   01/01/2008 to 12/31/2008               $ 5.43       $ 3.18       295,139
   01/01/2009 to 12/31/2009               $ 3.18       $ 4.95       301,894
   01/01/2010 to 12/31/2010               $ 4.95       $ 5.87       288,663
   01/01/2011 to 12/31/2011               $ 5.87       $ 5.64       242,754
   01/01/2012 to 12/31/2012               $ 5.64       $ 6.68       295,653

AST INTERNATIONAL GROWTH PORTFOLIO
   03/19/2007 to 12/31/2007               $22.26       $26.40       715,857
   01/01/2008 to 12/31/2008               $26.40       $13.01       552,699
   01/01/2009 to 12/31/2009               $13.01       $17.42       377,357
   01/01/2010 to 12/31/2010               $17.42       $19.75       307,090
   01/01/2011 to 12/31/2011               $19.75       $17.03       256,898
   01/01/2012 to 12/31/2012               $17.03       $20.29       244,689

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL VALUE PORTFOLIO
   03/19/2007 to 12/31/2007               $20.79       $23.92       246,638
   01/01/2008 to 12/31/2008               $23.92       $13.26       126,470
   01/01/2009 to 12/31/2009               $13.26       $17.13       165,528
   01/01/2010 to 12/31/2010               $17.13       $18.84       155,007
   01/01/2011 to 12/31/2011               $18.84       $16.31       132,978
   01/01/2012 to 12/31/2012               $16.31       $18.84        69,926

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   03/19/2007 to 12/31/2007               $24.10       $26.09       233,797
   01/01/2008 to 12/31/2008               $26.09       $15.14       128,075
   01/01/2009 to 12/31/2009               $15.14       $20.37       111,338
   01/01/2010 to 12/31/2010               $20.37       $21.61        99,329
   01/01/2011 to 12/31/2011               $21.61       $19.43        88,820
   01/01/2012 to 12/31/2012               $19.43       $23.46       106,686

AST LARGE-CAP VALUE PORTFOLIO
   03/19/2007 to 12/31/2007               $26.11       $25.41       451,318
   01/01/2008 to 12/31/2008               $25.41       $14.72       267,385
   01/01/2009 to 12/31/2009               $14.72       $17.40       205,587
   01/01/2010 to 12/31/2010               $17.40       $19.50       184,694
   01/01/2011 to 12/31/2011               $19.50       $18.50       150,135
   01/01/2012 to 12/31/2012               $18.50       $21.40       129,302

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   03/19/2007 to 12/31/2007               $14.26       $14.68       220,080
   01/01/2008 to 12/31/2008               $14.68       $11.16       140,679
   01/01/2009 to 12/31/2009               $11.16       $14.87       152,690
   01/01/2010 to 12/31/2010               $14.87       $16.69       119,402
   01/01/2011 to 12/31/2011               $16.69       $18.20        95,056
   01/01/2012 to 12/31/2012               $18.20       $19.09       125,238

AST MARSICO CAPITAL GROWTH PORTFOLIO
   03/19/2007 to 12/31/2007               $19.69       $22.29       971,315
   01/01/2008 to 12/31/2008               $22.29       $12.43       710,826
   01/01/2009 to 12/31/2009               $12.43       $15.97       454,565
   01/01/2010 to 12/31/2010               $15.97       $18.93       364,357
   01/01/2011 to 12/31/2011               $18.93       $18.57       314,477
   01/01/2012 to 12/31/2012               $18.57       $20.64       298,859

AST MFS GROWTH PORTFOLIO
   03/19/2007 to 12/31/2007               $ 8.71       $ 9.99       385,830
   01/01/2008 to 12/31/2008               $ 9.99       $ 6.30       283,991
   01/01/2009 to 12/31/2009               $ 6.30       $ 7.75       357,512
   01/01/2010 to 12/31/2010               $ 7.75       $ 8.65       303,538
   01/01/2011 to 12/31/2011               $ 8.65       $ 8.52       270,926
   01/01/2012 to 12/31/2012               $ 8.52       $ 9.87       195,704

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MID-CAP VALUE PORTFOLIO
   03/19/2007 to 12/31/2007               $14.11       $14.12        123,018
   01/01/2008 to 12/31/2008               $14.12       $ 8.65         81,270
   01/01/2009 to 12/31/2009               $ 8.65       $11.89         67,540
   01/01/2010 to 12/31/2010               $11.89       $14.55         63,900
   01/01/2011 to 12/31/2011               $14.55       $13.91         39,508
   01/01/2012 to 12/31/2012               $13.91       $16.30         57,927

AST MONEY MARKET PORTFOLIO
   03/19/2007 to 12/31/2007               $13.73       $14.14      2,274,112
   01/01/2008 to 12/31/2008               $14.14       $14.35      2,934,205
   01/01/2009 to 12/31/2009               $14.35       $14.25      1,421,640
   01/01/2010 to 12/31/2010               $14.25       $14.11      1,176,323
   01/01/2011 to 12/31/2011               $14.11       $13.97        824,499
   01/01/2012 to 12/31/2012               $13.97       $13.83        713,101

AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   03/19/2007 to 12/31/2007               $35.44       $35.87        379,524
   01/01/2008 to 12/31/2008               $35.87       $20.51        269,632
   01/01/2009 to 12/31/2009               $20.51       $28.55        181,892
   01/01/2010 to 12/31/2010               $28.55       $34.89        147,445
   01/01/2011 to 12/31/2011               $34.89       $33.69        125,064
   01/01/2012 to 12/31/2012               $33.69       $39.06        118,486

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   03/19/2007 to 12/31/2007               $25.39       $29.67        403,400
   01/01/2008 to 12/31/2008               $29.67       $16.69        258,551
   01/01/2009 to 12/31/2009               $16.69       $21.45        202,478
   01/01/2010 to 12/31/2010               $21.45       $27.32        181,262
   01/01/2011 to 12/31/2011               $27.32       $27.50        154,240
   01/01/2012 to 12/31/2012               $27.50       $30.60        127,169

AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   03/19/2007 to 12/31/2007               $10.58       $12.29        291,364
   01/01/2008 to 12/31/2008               $12.29       $ 6.99        185,040
   01/01/2009 to 12/31/2009               $ 6.99       $ 8.48        130,897
   01/01/2010 to 12/31/2010               $ 8.48       $10.10        108,496
   01/01/2011 to 04/29/2011               $10.10       $11.35              0

AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   03/19/2007 to 12/31/2007               $15.85       $16.61        476,073
   01/01/2008 to 12/31/2008               $16.61       $16.63        417,181
   01/01/2009 to 12/31/2009               $16.63       $18.15        376,120
   01/01/2010 to 12/31/2010               $18.15       $18.67        283,949
   01/01/2011 to 12/31/2011               $18.67       $18.90        241,831
   01/01/2012 to 12/31/2012               $18.90       $19.58        267,544

AST PIMCO TOTAL RETURN BOND PORTFOLIO
   03/19/2007 to 12/31/2007               $19.37       $20.48        932,528
   01/01/2008 to 12/31/2008               $20.48       $19.82        673,230
   01/01/2009 to 12/31/2009               $19.82       $22.86        695,034
   01/01/2010 to 12/31/2010               $22.86       $24.38        586,949
   01/01/2011 to 12/31/2011               $24.38       $24.90        532,204
   01/01/2012 to 12/31/2012               $24.90       $26.95        554,965

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   03/19/2007 to 12/31/2007               $10.79       $11.55        89,895
   01/01/2008 to 12/31/2008               $11.55       $ 9.21       152,701
   01/01/2009 to 12/31/2009               $ 9.21       $10.94       182,513
   01/01/2010 to 12/31/2010               $10.94       $11.98       203,990
   01/01/2011 to 12/31/2011               $11.98       $11.98       173,004
   01/01/2012 to 12/31/2012               $11.98       $13.09       274,996

AST SMALL-CAP GROWTH PORTFOLIO
   03/19/2007 to 12/31/2007               $17.47       $18.11       238,483
   01/01/2008 to 12/31/2008               $18.11       $11.66       196,511
   01/01/2009 to 12/31/2009               $11.66       $15.45       165,746
   01/01/2010 to 12/31/2010               $15.45       $20.87       138,847
   01/01/2011 to 12/31/2011               $20.87       $20.46       118,573
   01/01/2012 to 12/31/2012               $20.46       $22.72       122,406

AST SMALL-CAP VALUE PORTFOLIO
   03/19/2007 to 12/31/2007               $25.10       $23.42       357,717
   01/01/2008 to 12/31/2008               $23.42       $16.30       265,536
   01/01/2009 to 12/31/2009               $16.30       $20.49       179,703
   01/01/2010 to 12/31/2010               $20.49       $25.56       142,958
   01/01/2011 to 12/31/2011               $25.56       $23.79       125,180
   01/01/2012 to 12/31/2012               $23.79       $27.83       104,650

AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   03/19/2007 to 12/31/2007               $15.28       $14.85       396,679
   01/01/2008 to 12/31/2008               $14.85       $ 8.54       201,923
   01/01/2009 to 12/31/2009               $ 8.54       $10.47       124,152
   01/01/2010 to 12/31/2010               $10.47       $11.74       109,186
   01/01/2011 to 12/31/2011               $11.74       $11.43        78,033
   01/01/2012 to 12/31/2012               $11.43       $13.27       174,018

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   03/19/2007 to 12/31/2007               $15.17       $16.31       195,478
   01/01/2008 to 12/31/2008               $16.31       $15.75       157,502
   01/01/2009 to 12/31/2009               $15.75       $17.49       152,843
   01/01/2010 to 12/31/2010               $17.49       $18.30       130,474
   01/01/2011 to 12/31/2011               $18.30       $18.87       127,285
   01/01/2012 to 12/31/2012               $18.87       $19.66       130,910

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   03/19/2007 to 12/31/2007               $15.60       $16.92       156,491
   01/01/2008 to 12/31/2008               $16.92       $ 9.96       118,069
   01/01/2009 to 12/31/2009               $ 9.96       $15.12       139,111
   01/01/2010 to 12/31/2010               $15.12       $17.33        91,822
   01/01/2011 to 12/31/2011               $17.33       $16.87        92,278
   01/01/2012 to 12/31/2012               $16.87       $19.63       117,823

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007              $10.00       $ 9.99         5,043
   01/01/2008 to 12/31/2008               $ 9.99       $ 9.37        57,790
   01/01/2009 to 12/31/2009               $ 9.37       $10.36        14,693
   01/01/2010 to 12/31/2010               $10.36       $11.05        13,807
   01/01/2011 to 12/31/2011               $11.05       $11.60        26,245
   01/01/2012 to 12/31/2012               $11.60       $12.39        38,757

EVERGREEN VA INTERNATIONAL EQUITY FUND
   03/19/2007 to 12/31/2007               $17.30       $19.67        52,809
   01/01/2008 to 12/31/2008               $19.67       $11.40        35,866
   01/01/2009 to 12/31/2009               $11.40       $13.08        27,089
   01/01/2010 to 07/16/2010               $13.08       $12.47             0

EVERGREEN VA OMEGA FUND
   03/19/2007 to 12/31/2007               $10.48       $11.77         5,307
   01/01/2008 to 12/31/2008               $11.77       $ 8.49         6,360
   01/01/2009 to 12/31/2009               $ 8.49       $12.10        13,022
   01/01/2010 to 07/16/2010               $12.10       $11.34             0

WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $12.49       $15.14        24,499
   01/01/2011 to 12/31/2011               $15.14       $13.07        29,906
   01/01/2012 to 12/31/2012               $13.07       $14.71        29,228

WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $11.34       $14.34         6,844
   01/01/2011 to 12/31/2011               $14.34       $13.44        14,852
   01/01/2012 to 12/31/2012               $13.44       $16.07        10,531

* Denotes the start date of these sub-accounts

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF NET ASSETS
December 31, 2012

                                                                             SUBACCOUNTS
                                               -----------------------------------------------------------------------
                                                    AST           AST      AST AMERICAN  AST SCHRODERS
                                               GOLDMAN SACHS T. ROWE PRICE   CENTURY      MULTI-ASSET
                                                 LARGE-CAP     LARGE-CAP     INCOME &        WORLD           AST
                                                   VALUE        GROWTH        GROWTH      STRATEGIES     MONEY MARKET
                                                 PORTFOLIO     PORTFOLIO    PORTFOLIO      PORTFOLIO      PORTFOLIO
                                               ------------- ------------- ------------  -------------- --------------
ASSETS
  Investment in the portfolios, at fair value. $614,004,371  $389,449,172  $          0  $1,203,587,996 $1,048,385,449
                                               ------------  ------------  ------------  -------------- --------------
  Net Assets.................................. $614,004,371  $389,449,172  $          0  $1,203,587,996 $1,048,385,449
                                               ============  ============  ============  ============== ==============

NET ASSETS, representing:
  Accumulation units.......................... $614,004,371  $389,449,172  $          0  $1,203,587,996 $1,048,385,449
                                               ------------  ------------  ------------  -------------- --------------
                                               $614,004,371  $389,449,172  $          0  $1,203,587,996 $1,048,385,449
                                               ============  ============  ============  ============== ==============

  Units outstanding...........................   42,846,969    30,668,443             0      91,005,979     96,860,963
                                               ============  ============  ============  ============== ==============

  Portfolio shares held.......................   34,847,013    27,215,176             0      87,027,332  1,048,385,449
  Portfolio net asset value per share......... $      17.62  $      14.31  $          0  $        13.83 $         1.00
  Investment in portfolio shares, at cost..... $482,362,139  $334,355,461  $          0  $1,136,603,189 $1,048,385,449

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                             SUBACCOUNTS
                                               -----------------------------------------------------------------------
                                                    AST           AST      AST AMERICAN  AST SCHRODERS
                                               GOLDMAN SACHS T. ROWE PRICE   CENTURY      MULTI-ASSET
                                                 LARGE-CAP     LARGE-CAP     INCOME &        WORLD           AST
                                                   VALUE        GROWTH        GROWTH      STRATEGIES     MONEY MARKET
                                                 PORTFOLIO     PORTFOLIO    PORTFOLIO      PORTFOLIO      PORTFOLIO
                                               ------------- ------------- ------------  -------------- --------------
                                                01/01/2012    01/01/2012    01/01/2012    01/01/2012      01/01/2012
                                                    TO            TO            TO            TO              TO
                                                12/31/2012    12/31/2012   05/04/2012**   12/31/2012      12/31/2012
                                               ------------- ------------- ------------  -------------- --------------
INVESTMENT INCOME
  Dividend income............................. $  7,137,213  $          0  $          0  $   23,325,825 $      122,642
                                               ------------  ------------  ------------  -------------- --------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................   10,958,732     6,750,797     1,272,718      20,425,957     19,056,512
                                               ------------  ------------  ------------  -------------- --------------

NET INVESTMENT INCOME (LOSS)..................   (3,821,519)   (6,750,797)   (1,272,718)      2,899,868    (18,933,870)
                                               ------------  ------------  ------------  -------------- --------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........            0             0             0               0              0
  Realized gain (loss) on shares redeemed.....    5,407,843    24,620,363    43,409,088      23,339,272              0
  Net change in unrealized gain (loss) on
   investments................................   96,094,935    31,533,593   (24,520,770)     67,084,291              0
                                               ------------  ------------  ------------  -------------- --------------

NET GAIN (LOSS) ON INVESTMENTS................  101,502,778    56,153,956    18,888,318      90,423,563              0
                                               ------------  ------------  ------------  -------------- --------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $ 97,681,259  $ 49,403,159  $ 17,615,600  $   93,323,431 $  (18,933,870)
                                               ============  ============  ============  ============== ==============

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A1

                                              SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------
                                                               AST
     AST        AST J.P. MORGAN     AST                     FEDERATED        AST          AST         AST GOLDMAN
COHEN & STEERS     STRATEGIC     BLACKROCK        AST       AGGRESSIVE     MID-CAP     SMALL-CAP         SACHS
    REALTY       OPPORTUNITIES     VALUE       HIGH YIELD     GROWTH        VALUE        VALUE        CONCENTRATED
  PORTFOLIO        PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO    GROWTH PORTFOLIO
--------------  --------------- ------------  ------------ ------------  -----------  ------------  ----------------
 $171,391,631   $1,212,902,162  $129,268,083  $446,375,813 $264,699,990  $99,274,294  $304,317,079    $273,394,264
 ------------   --------------  ------------  ------------ ------------  -----------  ------------    ------------
 $171,391,631   $1,212,902,162  $129,268,083  $446,375,813 $264,699,990  $99,274,294  $304,317,079    $273,394,264
 ============   ==============  ============  ============ ============  ===========  ============    ============

 $171,391,631   $1,212,902,162  $129,268,083  $446,375,813 $264,699,990  $99,274,294  $304,317,079    $273,394,264
 ------------   --------------  ------------  ------------ ------------  -----------  ------------    ------------
 $171,391,631   $1,212,902,162  $129,268,083  $446,375,813 $264,699,990  $99,274,294  $304,317,079    $273,394,264
 ============   ==============  ============  ============ ============  ===========  ============    ============

    6,083,703       86,515,139     9,571,421    23,729,085   17,495,066    6,108,768    14,752,425      14,281,465
 ============   ==============  ============  ============ ============  ===========  ============    ============

   23,350,359       86,327,556    13,564,332    58,273,605   27,487,019    7,403,005    20,396,587       8,723,493
 $       7.34   $        14.05  $       9.53  $       7.66 $       9.63  $     13.41  $      14.92    $      31.34
 $147,496,368   $1,053,303,324  $117,253,334  $426,392,431 $255,716,719  $88,982,935  $233,062,477    $212,669,256


                                              SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------
                                                               AST
     AST        AST J.P. MORGAN     AST                     FEDERATED        AST          AST         AST GOLDMAN
COHEN & STEERS     STRATEGIC     BLACKROCK        AST       AGGRESSIVE     MID-CAP     SMALL-CAP         SACHS
    REALTY       OPPORTUNITIES     VALUE       HIGH YIELD     GROWTH        VALUE        VALUE        CONCENTRATED
  PORTFOLIO        PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO    GROWTH PORTFOLIO
--------------  --------------- ------------  ------------ ------------  -----------  ------------  ----------------
  01/01/2012      01/01/2012     01/01/2012    01/01/2012   01/01/2012    01/01/2012   01/01/2012      01/01/2012
      TO              TO             TO            TO           TO            TO           TO              TO
  12/31/2012      12/31/2012     12/31/2012    12/31/2012   12/31/2012    12/31/2012   12/31/2012      12/31/2012
--------------  --------------- ------------  ------------ ------------  -----------  ------------  ----------------

 $  2,369,783   $   17,952,465  $  1,483,425  $ 20,773,814 $          0  $   431,998  $  1,418,774    $    711,296
 ------------   --------------  ------------  ------------ ------------  -----------  ------------    ------------

    2,690,662       21,200,431     2,224,715     6,653,490    4,646,139    1,596,170     5,412,212       4,106,333
 ------------   --------------  ------------  ------------ ------------  -----------  ------------    ------------

     (320,879)      (3,247,966)     (741,290)   14,120,324   (4,646,139)  (1,164,172)   (3,993,438)     (3,395,037)
 ------------   --------------  ------------  ------------ ------------  -----------  ------------    ------------

            0                0             0             0            0      384,292             0               0
    9,875,342       31,157,508     4,774,647    12,107,942   10,961,331    4,825,824    31,261,713      16,245,213
    9,879,470       67,697,640     8,271,121    20,275,620   35,819,112    8,847,952    17,178,068      31,122,073
 ------------   --------------  ------------  ------------ ------------  -----------  ------------    ------------

   19,754,812       98,855,148    13,045,768    32,383,562   46,780,443   14,058,068    48,439,781      47,367,286
 ------------   --------------  ------------  ------------ ------------  -----------  ------------    ------------

 $ 19,433,933   $   95,607,182  $ 12,304,478  $ 46,503,886 $ 42,134,304  $12,893,896  $ 44,446,343    $ 43,972,249
 ============   ==============  ============  ============ ============  ===========  ============    ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A2

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF NET ASSETS
December 31, 2012

                                                                                  SUBACCOUNTS
                                               ---------------------------------------------------------------------------------
                                                 AST GOLDMAN      AST GOLDMAN                         AST
                                                    SACHS            SACHS            AST         LORD ABBETT          AST
                                                   MID-CAP         SMALL-CAP       LARGE-CAP       CORE FIXED    MARSICO CAPITAL
                                               GROWTH PORTFOLIO VALUE PORTFOLIO VALUE PORTFOLIO INCOME PORTFOLIO GROWTH PORTFOLIO
                                               ---------------- --------------- --------------- ---------------- ----------------
ASSETS
  Investment in the portfolios, at fair value.   $217,543,345    $160,397,597    $225,816,071     $361,599,026     $759,466,492
                                                 ------------    ------------    ------------     ------------     ------------
  Net Assets..................................   $217,543,345    $160,397,597    $225,816,071     $361,599,026     $759,466,492
                                                 ============    ============    ============     ============     ============

NET ASSETS, representing:
  Accumulation units..........................   $217,543,345    $160,397,597    $225,816,071     $361,599,026     $759,466,492
                                                 ------------    ------------    ------------     ------------     ------------
                                                 $217,543,345    $160,397,597    $225,816,071     $361,599,026     $759,466,492
                                                 ============    ============    ============     ============     ============

  Units outstanding...........................     19,533,618       6,306,649      18,083,059       20,916,654       54,818,134
                                                 ============    ============    ============     ============     ============

  Portfolio shares held.......................     41,436,828      13,245,053      15,902,540       31,443,394       35,555,547
  Portfolio net asset value per share.........   $       5.25    $      12.11    $      14.20     $      11.50     $      21.36
  Investment in portfolio shares, at cost.....   $211,690,866    $137,833,040    $192,472,130     $339,898,903     $563,431,543

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                                  SUBACCOUNTS
                                               ---------------------------------------------------------------------------------
                                                 AST GOLDMAN      AST GOLDMAN                         AST
                                                    SACHS            SACHS            AST         LORD ABBETT          AST
                                                   MID-CAP         SMALL-CAP       LARGE-CAP       CORE FIXED    MARSICO CAPITAL
                                               GROWTH PORTFOLIO VALUE PORTFOLIO VALUE PORTFOLIO INCOME PORTFOLIO GROWTH PORTFOLIO
                                               ---------------- --------------- --------------- ---------------- ----------------
                                                  01/01/2012      01/01/2012      01/01/2012       01/01/2012       01/01/2012
                                                      TO              TO              TO               TO               TO
                                                  12/31/2012      12/31/2012      12/31/2012       12/31/2012       12/31/2012
                                               ---------------- --------------- --------------- ---------------- ----------------
INVESTMENT INCOME
  Dividend income.............................   $          0    $    805,801    $  7,385,892     $  4,176,062     $  3,355,635
                                                 ------------    ------------    ------------     ------------     ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................      3,672,185       2,459,633       3,978,039        6,174,891       14,265,668
                                                 ------------    ------------    ------------     ------------     ------------

NET INVESTMENT INCOME (LOSS)..................     (3,672,185)     (1,653,832)      3,407,853       (1,998,829)     (10,910,033)
                                                 ------------    ------------    ------------     ------------     ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........     23,887,476               0               0        9,933,591                0
  Realized gain (loss) on shares redeemed.....      7,249,151       9,090,904     (18,060,034)      12,222,146       17,885,416
  Net change in unrealized gain (loss) on
   investments................................      3,297,132      10,813,631      44,012,336       (5,561,026)      70,490,796
                                                 ------------    ------------    ------------     ------------     ------------

NET GAIN (LOSS) ON INVESTMENTS................     34,433,759      19,904,535      25,952,302       16,594,711       88,376,212
                                                 ------------    ------------    ------------     ------------     ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................   $ 30,761,574    $ 18,250,703    $ 29,360,155     $ 14,595,882     $ 77,466,179
                                                 ============    ============    ============     ============     ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A3

                                               SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------
                 AST NEUBERGER    AST NEUBERGER      AST            AST           AST            AST          AST
    AST              BERMAN        BERMAN/LSV     SMALL-CAP    PIMCO LIMITED  PIMCO TOTAL   T. ROWE PRICE    QMA US
 MFS GROWTH         MID-CAP          MID-CAP        GROWTH     MATURITY BOND  RETURN BOND   EQUITY INCOME EQUITY ALPHA
 PORTFOLIO      GROWTH PORTFOLIO VALUE PORTFOLIO  PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO    PORTFOLIO
------------    ---------------- --------------- ------------  ------------- -------------- ------------- ------------
$218,354,477      $259,450,120    $331,538,473   $131,511,083  $672,854,720  $2,363,957,819 $194,476,608  $128,439,283
------------      ------------    ------------   ------------  ------------  -------------- ------------  ------------
$218,354,477      $259,450,120    $331,538,473   $131,511,083  $672,854,720  $2,363,957,819 $194,476,608  $128,439,283
============      ============    ============   ============  ============  ============== ============  ============

$218,354,477      $259,450,120    $331,538,473   $131,511,083  $672,854,720  $2,363,957,819 $194,476,608  $128,439,283
------------      ------------    ------------   ------------  ------------  -------------- ------------  ------------
$218,354,477      $259,450,120    $331,538,473   $131,511,083  $672,854,720  $2,363,957,819 $194,476,608  $128,439,283
============      ============    ============   ============  ============  ============== ============  ============

  20,868,434        12,556,851      13,358,384      7,448,151    47,792,014     138,676,729   15,573,111     9,786,553
============      ============    ============   ============  ============  ============== ============  ============

  19,548,297        10,628,846      19,559,792      5,803,667    63,596,854     188,814,522   20,471,222     9,444,065
$      11.17      $      24.41    $      16.95   $      22.66  $      10.58  $        12.52 $       9.50  $      13.60
$166,961,299      $208,590,691    $239,665,986   $122,524,235  $660,513,855  $2,247,694,358 $162,895,903  $103,633,694


                                               SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------
                 AST NEUBERGER    AST NEUBERGER      AST            AST           AST            AST          AST
    AST              BERMAN        BERMAN/LSV     SMALL-CAP    PIMCO LIMITED  PIMCO TOTAL   T. ROWE PRICE    QMA US
 MFS GROWTH         MID-CAP          MID-CAP        GROWTH     MATURITY BOND  RETURN BOND   EQUITY INCOME EQUITY ALPHA
 PORTFOLIO      GROWTH PORTFOLIO VALUE PORTFOLIO  PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO    PORTFOLIO
------------    ---------------- --------------- ------------  ------------- -------------- ------------- ------------
 01/01/2012        01/01/2012      01/01/2012     01/01/2012    01/01/2012    01/01/2012     01/01/2012    01/01/2012
     TO                TO              TO             TO            TO            TO             TO            TO
 12/31/2012        12/31/2012      12/31/2012     12/31/2012    12/31/2012    12/31/2012     12/31/2012    12/31/2012
------------    ---------------- --------------- ------------  ------------- -------------- ------------- ------------
$          0      $          0    $  3,581,017   $          0  $  8,813,651  $   59,807,982 $    338,578  $    991,786
------------      ------------    ------------   ------------  ------------  -------------- ------------  ------------

   3,576,920         4,190,831       5,431,665      2,274,294    12,027,812      37,880,266    3,208,314     1,902,099
------------      ------------    ------------   ------------  ------------  -------------- ------------  ------------

  (3,576,920)       (4,190,831)     (1,850,648)    (2,274,294)   (3,214,161)     21,927,716   (2,869,736)     (910,313)
------------      ------------    ------------   ------------  ------------  -------------- ------------  ------------

           0                 0               0              0    21,616,209      23,937,171            0             0
   4,590,649         3,038,351       1,475,466      8,866,631    (7,621,877)     32,456,405    9,502,916     2,380,106

  28,475,389        28,111,503      46,868,042      4,222,757     9,908,128      82,241,310   16,374,061    16,642,367
------------      ------------    ------------   ------------  ------------  -------------- ------------  ------------

  33,066,038        31,149,854      48,343,508     13,089,388    23,902,460     138,634,886   25,876,977    19,022,473
------------      ------------    ------------   ------------  ------------  -------------- ------------  ------------

$ 29,489,118      $ 26,959,023    $ 46,492,860   $ 10,815,094  $ 20,688,299  $  160,562,602 $ 23,007,241  $ 18,112,160
============      ============    ============   ============  ============  ============== ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A4

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF NET ASSETS
December 31, 2012

                                                                               SUBACCOUNTS
                                               ---------------------------------------------------------------------------

                                                    AST
                                               T. ROWE PRICE       AST             AST          AST             AST
                                                  NATURAL     T. ROWE PRICE   INTERNATIONAL  MFS GLOBAL       JPMORGAN
                                                 RESOURCES   ASSET ALLOCATION     VALUE        EQUITY      INTERNATIONAL
                                                 PORTFOLIO      PORTFOLIO       PORTFOLIO    PORTFOLIO    EQUITY PORTFOLIO
                                               ------------- ---------------- ------------- ------------  ----------------
ASSETS
  Investment in the portfolios, at fair value. $253,999,831   $1,911,349,180  $142,342,978  $157,917,632    $206,758,252
                                               ------------   --------------  ------------  ------------    ------------
  Net Assets.................................. $253,999,831   $1,911,349,180  $142,342,978  $157,917,632    $206,758,252
                                               ============   ==============  ============  ============    ============

NET ASSETS, representing:
  Accumulation units.......................... $253,999,831   $1,911,349,180  $142,342,978  $157,917,632    $206,758,252
                                               ------------   --------------  ------------  ------------    ------------
                                               $253,999,831   $1,911,349,180  $142,342,978  $157,917,632    $206,758,252
                                               ============   ==============  ============  ============    ============

  Units outstanding...........................    9,550,468      120,271,609    10,512,769     8,585,436      11,582,552
                                               ============   ==============  ============  ============    ============

  Portfolio shares held.......................   12,893,392      100,228,064     9,267,121    13,303,929       9,313,435
  Portfolio net asset value per share......... $      19.70   $        19.07  $      15.36  $      11.87    $      22.20
  Investment in portfolio shares, at cost..... $266,692,203   $1,682,666,328  $132,949,887  $134,619,221    $181,698,669

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                               SUBACCOUNTS
                                               ---------------------------------------------------------------------------

                                                    AST
                                               T. ROWE PRICE       AST             AST          AST             AST
                                                  NATURAL     T. ROWE PRICE   INTERNATIONAL  MFS GLOBAL       JPMORGAN
                                                 RESOURCES   ASSET ALLOCATION     VALUE        EQUITY      INTERNATIONAL
                                                 PORTFOLIO      PORTFOLIO       PORTFOLIO    PORTFOLIO    EQUITY PORTFOLIO
                                               ------------- ---------------- ------------- ------------  ----------------
                                                01/01/2012      01/01/2012     01/01/2012    01/01/2012      01/01/2012
                                                    TO              TO             TO            TO              TO
                                                12/31/2012      12/31/2012     12/31/2012    12/31/2012      12/31/2012
                                               ------------- ---------------- ------------- ------------  ----------------
INVESTMENT INCOME
  Dividend income............................. $  1,115,566   $   22,822,359  $  3,485,969  $  1,559,059    $  3,489,887
                                               ------------   --------------  ------------  ------------    ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................    4,300,667       31,079,626     2,467,861     2,254,027       3,047,037
                                               ------------   --------------  ------------  ------------    ------------

NET INVESTMENT INCOME (LOSS)..................   (3,185,101)      (8,257,267)    1,018,108      (694,968)        442,850
                                               ------------   --------------  ------------  ------------    ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........            0       14,470,571             0             0               0
  Realized gain (loss) on shares redeemed.....    2,275,657       46,039,654     6,738,173     5,390,085       1,520,190
  Net change in unrealized gain (loss) on
   investments................................    2,203,945      126,550,775    10,502,501    20,912,421      31,260,141
                                               ------------   --------------  ------------  ------------    ------------

NET GAIN (LOSS) ON INVESTMENTS................    4,479,602      187,061,000    17,240,674    26,302,506      32,780,331
                                               ------------   --------------  ------------  ------------    ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $  1,294,501   $  178,803,733  $ 18,258,782  $ 25,607,538    $ 33,223,181
                                               ============   ==============  ============  ============    ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A5

                                                  SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
                                                                    AST
                                      AST           AST           ACADEMIC          AST             AST
     AST                          WELLINGTON   CAPITAL GROWTH    STRATEGIES       BALANCED      PRESERVATION         AST
T. ROWE PRICE         AST         MANAGEMENT       ASSET           ASSET           ASSET           ASSET          SCHRODERS
 GLOBAL BOND     INTERNATIONAL   HEDGED EQUITY   ALLOCATION      ALLOCATION      ALLOCATION      ALLOCATION    GLOBAL TACTICAL
  PORTFOLIO     GROWTH PORTFOLIO   PORTFOLIO     PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
-------------   ---------------- ------------- --------------  --------------  --------------  --------------  ---------------
$264,564,291      $426,787,497   $263,880,786  $4,005,043,546  $3,322,479,940  $2,847,166,952  $2,916,724,487   $729,941,398
------------      ------------   ------------  --------------  --------------  --------------  --------------   ------------
$264,564,291      $426,787,497   $263,880,786  $4,005,043,546  $3,322,479,940  $2,847,166,952  $2,916,724,487   $729,941,398
============      ============   ============  ==============  ==============  ==============  ==============   ============

$264,564,291      $426,787,497   $263,880,786  $4,005,043,546  $3,322,479,940  $2,847,166,952  $2,916,724,487   $729,941,398
------------      ------------   ------------  --------------  --------------  --------------  --------------   ------------
$264,564,291      $426,787,497   $263,880,786  $4,005,043,546  $3,322,479,940  $2,847,166,952  $2,916,724,487   $729,941,398
============      ============   ============  ==============  ==============  ==============  ==============   ============

  16,122,460        24,202,959     25,556,052     355,694,057     296,046,865     241,017,085     235,651,564     63,913,835
============      ============   ============  ==============  ==============  ==============  ==============   ============

  23,642,921        35,985,455     26,520,682     350,704,339     290,680,660     242,725,230     242,051,825     61,598,430
$      11.19      $      11.86   $       9.95  $        11.42  $        11.43  $        11.73  $        12.05   $      11.85
$260,061,801      $352,700,359   $243,792,472  $3,545,670,782  $2,901,333,192  $2,578,688,612  $2,579,142,054   $665,134,534


                                                  SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
                                                                    AST
                                      AST           AST           ACADEMIC          AST             AST
     AST                          WELLINGTON   CAPITAL GROWTH    STRATEGIES       BALANCED      PRESERVATION         AST
T. ROWE PRICE         AST         MANAGEMENT       ASSET           ASSET           ASSET           ASSET          SCHRODERS
 GLOBAL BOND     INTERNATIONAL   HEDGED EQUITY   ALLOCATION      ALLOCATION      ALLOCATION      ALLOCATION    GLOBAL TACTICAL
  PORTFOLIO     GROWTH PORTFOLIO   PORTFOLIO     PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
-------------   ---------------- ------------- --------------  --------------  --------------  --------------  ---------------
 01/01/2012        01/01/2012     01/01/2012     01/01/2012      01/01/2012      01/01/2012      01/01/2012      01/01/2012
     TO                TO             TO             TO              TO              TO              TO              TO
 12/31/2012        12/31/2012     12/31/2012     12/31/2012      12/31/2012      12/31/2012      12/31/2012      12/31/2012
-------------   ---------------- ------------- --------------  --------------  --------------  --------------  ---------------
$  6,938,388      $  4,868,829   $    704,351  $   33,446,500  $   32,961,146  $   26,348,765  $   31,455,775   $  3,043,586
------------      ------------   ------------  --------------  --------------  --------------  --------------   ------------

   4,651,662         7,515,625      4,526,271      76,557,623      62,026,290      49,968,003      52,598,548     11,091,266
------------      ------------   ------------  --------------  --------------  --------------  --------------   ------------

   2,286,726        (2,646,796)    (3,821,920)    (43,111,123)    (29,065,144)    (23,619,238)    (21,142,773)    (8,047,680)
------------      ------------   ------------  --------------  --------------  --------------  --------------   ------------

   4,827,768                 0              0               0               0      84,342,530     163,050,575      3,019,041
   1,631,275        18,031,898      7,783,595     147,068,848     151,188,536      71,744,620      75,017,692     17,035,331
     445,173        55,061,085     15,291,495     281,936,075     181,354,900     123,312,761       6,844,756     62,181,867
------------      ------------   ------------  --------------  --------------  --------------  --------------   ------------

   6,904,216        73,092,983     23,075,090     429,004,923     332,543,436     279,399,911     244,913,023     82,236,239
------------      ------------   ------------  --------------  --------------  --------------  --------------   ------------

$  9,190,942      $ 70,446,187   $ 19,253,170  $  385,893,800  $  303,478,292  $  255,780,673  $  223,770,250   $ 74,188,559
============      ============   ============  ==============  ==============  ==============  ==============   ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A6

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF NET ASSETS
December 31, 2012

                                                                            SUBACCOUNTS
                                               ---------------------------------------------------------------------
                                                   AST            AST       AST HORIZON       AST
                                               CLS MODERATE   J.P. MORGAN    MODERATE    FI PYRAMIS(R)      AST
                                                  ASSET         GLOBAL         ASSET         ASSET     WESTERN ASSET
                                                ALLOCATION     THEMATIC     ALLOCATION    ALLOCATION     CORE PLUS
                                                PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO   BOND PORTFOLIO
                                               ------------  ------------  ------------  ------------- --------------
ASSETS
  Investment in the portfolios, at fair value. $906,641,320  $656,213,226  $863,291,810  $359,928,718   $428,317,819
                                               ------------  ------------  ------------  ------------   ------------
  Net Assets.................................. $906,641,320  $656,213,226  $863,291,810  $359,928,718   $428,317,819
                                               ============  ============  ============  ============   ============

NET ASSETS, representing:
  Accumulation units.......................... $906,641,320  $656,213,226  $863,291,810  $359,928,718   $428,317,819
                                               ------------  ------------  ------------  ------------   ------------
                                               $906,641,320  $656,213,226  $863,291,810  $359,928,718   $428,317,819
                                               ============  ============  ============  ============   ============

  Units outstanding...........................   88,988,075    60,747,828    79,468,076    34,758,580     35,787,756
                                               ============  ============  ============  ============   ============

  Portfolio shares held.......................   88,799,346    60,704,276    81,519,529    34,084,159     39,955,020
  Portfolio net asset value per share......... $      10.21  $      10.81  $      10.59  $      10.56   $      10.72
  Investment in portfolio shares, at cost..... $849,734,365  $599,150,574  $810,689,563  $331,126,009   $421,700,701

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                            SUBACCOUNTS
                                               ---------------------------------------------------------------------
                                                   AST            AST       AST HORIZON       AST
                                               CLS MODERATE   J.P. MORGAN    MODERATE    FI PYRAMIS(R)      AST
                                                  ASSET         GLOBAL         ASSET         ASSET     WESTERN ASSET
                                                ALLOCATION     THEMATIC     ALLOCATION    ALLOCATION     CORE PLUS
                                                PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO   BOND PORTFOLIO
                                               ------------  ------------  ------------  ------------- --------------
                                                01/01/2012    01/01/2012    01/01/2012    01/01/2012     01/01/2012
                                                    TO            TO            TO            TO             TO
                                                12/31/2012    12/31/2012    12/31/2012    12/31/2012     12/31/2012
                                               ------------  ------------  ------------  ------------- --------------
INVESTMENT INCOME
  Dividend income............................. $  4,890,828  $  3,038,798  $  5,005,131  $  1,716,738   $ 14,088,046
                                               ------------  ------------  ------------  ------------   ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................   15,165,005    11,013,792    14,481,894     5,825,670      7,329,932
                                               ------------  ------------  ------------  ------------   ------------

NET INVESTMENT INCOME (LOSS)..................  (10,274,177)   (7,974,994)   (9,476,763)   (4,108,932)     6,758,114
                                               ------------  ------------  ------------  ------------   ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........   23,034,224     4,046,195    21,683,906             0     14,416,767
  Realized gain (loss) on shares redeemed.....   20,530,041    12,687,758    13,280,181     6,168,893      6,750,157
  Net change in unrealized gain (loss) on
   investments................................   31,730,924    52,754,414    37,532,849    29,984,067     (3,889,687)
                                               ------------  ------------  ------------  ------------   ------------

NET GAIN (LOSS) ON INVESTMENTS................   75,295,189    69,488,367    72,496,936    36,152,960     17,277,237
                                               ------------  ------------  ------------  ------------   ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $ 65,021,012  $ 61,513,373  $ 63,020,173  $ 32,044,028   $ 24,035,351
                                               ============  ============  ============  ============   ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A7

                                                SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------

                  COLUMBIA                        COLUMBIA VARIABLE PRUDENTIAL SP     NVIT
                  VARIABLE      COLUMBIA VARIABLE PORTFOLIO - SMALL INTERNATIONAL  DEVELOPING   THE DOW     FIRST TRUST
DAVIS VALUE   PORTFOLIO - ASSET PORTFOLIO - MONEY  COMPANY GROWTH      GROWTH       MARKETS     DART 10     TARGET FOCUS
 PORTFOLIO     ALLOCATION FUND     MARKET FUND          FUND          PORTFOLIO       FUND     PORTFOLIO   FOUR PORTFOLIO
-----------   ----------------- ----------------- ----------------- ------------- -----------  ----------  --------------
$1,138,982       $4,822,349        $1,017,489         $381,023       $8,259,660   $78,997,094  $6,533,699    $5,805,160
----------       ----------        ----------         --------       ----------   -----------  ----------    ----------
$1,138,982       $4,822,349        $1,017,489         $381,023       $8,259,660   $78,997,094  $6,533,699    $5,805,160
==========       ==========        ==========         ========       ==========   ===========  ==========    ==========

$1,138,982       $4,822,349        $1,017,489         $381,023       $8,259,660   $78,997,094  $6,533,699    $5,805,160
----------       ----------        ----------         --------       ----------   -----------  ----------    ----------
$1,138,982       $4,822,349        $1,017,489         $381,023       $8,259,660   $78,997,094  $6,533,699    $5,805,160
==========       ==========        ==========         ========       ==========   ===========  ==========    ==========

    98,752          278,069            94,947           18,821          650,993     3,750,680     520,001       906,260
==========       ==========        ==========         ========       ==========   ===========  ==========    ==========

   104,207          369,529         1,017,489           29,377        1,558,426    12,539,221     541,766     1,156,406
$    10.93       $    13.05        $     1.00         $  12.97       $     5.30   $      6.30  $    12.06    $     5.02
$1,093,151       $4,746,235        $1,017,489         $320,901       $7,396,659   $79,087,445  $5,885,689    $5,594,858


                                                SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------

                  COLUMBIA                        COLUMBIA VARIABLE PRUDENTIAL SP     NVIT
                  VARIABLE      COLUMBIA VARIABLE PORTFOLIO - SMALL INTERNATIONAL  DEVELOPING   THE DOW     FIRST TRUST
DAVIS VALUE   PORTFOLIO - ASSET PORTFOLIO - MONEY  COMPANY GROWTH      GROWTH       MARKETS     DART 10     TARGET FOCUS
 PORTFOLIO     ALLOCATION FUND     MARKET FUND          FUND          PORTFOLIO       FUND     PORTFOLIO   FOUR PORTFOLIO
-----------   ----------------- ----------------- ----------------- ------------- -----------  ----------  --------------
01/01/2012       01/01/2012        01/01/2012        01/01/2012      01/01/2012    01/01/2012  01/01/2012    01/01/2012
    TO               TO                TO                TO              TO            TO          TO            TO
12/31/2012       12/31/2012        12/31/2012        12/31/2012      12/31/2012    12/31/2012  12/31/2012    12/31/2012
-----------   ----------------- ----------------- ----------------- ------------- -----------  ----------  --------------
$   18,667       $  111,648        $        0         $      0       $   46,963   $    76,599  $        0    $        0
----------       ----------        ----------         --------       ----------   -----------  ----------    ----------



    16,999           51,775            11,939            3,971          121,660     1,227,926     116,305       108,806
----------       ----------        ----------         --------       ----------   -----------  ----------    ----------

     1,668           59,873           (11,939)          (3,971)         (74,697)   (1,151,327)   (116,305)     (108,806)
----------       ----------        ----------         --------       ----------   -----------  ----------    ----------

    68,443                0                 0                0                0             0           0             0
   (62,379)        (173,431)                0           11,430          751,249    (1,067,105)    701,243        33,555

   121,473          710,022                 0           33,751          819,066    12,698,073       7,065       801,754
----------       ----------        ----------         --------       ----------   -----------  ----------    ----------

   127,537          536,591                 0           45,181        1,570,315    11,630,968     708,308       835,309
----------       ----------        ----------         --------       ----------   -----------  ----------    ----------

$  129,205       $  596,464        $  (11,939)        $ 41,210       $1,495,618   $10,479,641  $  592,003    $  726,503
==========       ==========        ==========         ========       ==========   ===========  ==========    ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A8

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF NET ASSETS
December 31, 2012

                                                                           SUBACCOUNTS
                                               ------------------------------------------------------------------
                                               GLOBAL DIVIDEND   NASDAQ                     TARGET     VALUE LINE
                                                  TARGET 15    TARGET 15   S&P TARGET 24    MANAGED    TARGET 25
                                                  PORTFOLIO    PORTFOLIO     PORTFOLIO   VIP PORTFOLIO PORTFOLIO
                                               --------------- ----------  ------------- ------------- ----------
ASSETS
  Investment in the portfolios, at fair value.   $31,651,150   $3,163,662   $7,159,113    $18,388,104  $6,275,731
                                                 -----------   ----------   ----------    -----------  ----------
  Net Assets..................................   $31,651,150   $3,163,662   $7,159,113    $18,388,104  $6,275,731
                                                 ===========   ==========   ==========    ===========  ==========

NET ASSETS, representing:
  Accumulation units..........................   $31,651,150   $3,163,662   $7,159,113    $18,388,104  $6,275,731
                                                 -----------   ----------   ----------    -----------  ----------
                                                 $31,651,150   $3,163,662   $7,159,113    $18,388,104  $6,275,731
                                                 ===========   ==========   ==========    ===========  ==========

  Units outstanding...........................     1,676,458      295,457      596,959      1,716,295     797,944
                                                 ===========   ==========   ==========    ===========  ==========

  Portfolio shares held.......................     1,286,109      298,177      636,932      1,736,365   1,840,390
  Portfolio net asset value per share.........   $     24.61   $    10.61   $    11.24    $     10.59  $     3.41
  Investment in portfolio shares, at cost.....   $26,521,045   $3,255,537   $6,721,672    $15,136,372  $5,651,907

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                           SUBACCOUNTS
                                               ------------------------------------------------------------------
                                               GLOBAL DIVIDEND   NASDAQ                     TARGET     VALUE LINE
                                                  TARGET 15    TARGET 15   S&P TARGET 24    MANAGED    TARGET 25
                                                  PORTFOLIO    PORTFOLIO     PORTFOLIO   VIP PORTFOLIO PORTFOLIO
                                               --------------- ----------  ------------- ------------- ----------
                                                 01/01/2012    01/01/2012   01/01/2012    01/01/2012   01/01/2012
                                                     TO            TO           TO            TO           TO
                                                 12/31/2012    12/31/2012   12/31/2012    12/31/2012   12/31/2012
                                               --------------- ----------  ------------- ------------- ----------
INVESTMENT INCOME
  Dividend income.............................   $         0   $        0   $        0    $         0  $        0
                                                 -----------   ----------   ----------    -----------  ----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................       466,040       63,373      134,313        334,110     101,211
                                                 -----------   ----------   ----------    -----------  ----------

NET INVESTMENT INCOME (LOSS)..................      (466,040)     (63,373)    (134,313)      (334,110)   (101,211)
                                                 -----------   ----------   ----------    -----------  ----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........             0            0            0              0           0
  Realized gain (loss) on shares redeemed.....     1,845,207      415,176      348,835      2,022,447     480,671
  Net change in unrealized gain (loss) on
   investments................................     4,205,062      169,420      375,322        446,326     899,557
                                                 -----------   ----------   ----------    -----------  ----------

NET GAIN (LOSS) ON INVESTMENTS................     6,050,269      584,596      724,157      2,468,773   1,380,228
                                                 -----------   ----------   ----------    -----------  ----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................   $ 5,584,229   $  521,223   $  589,844    $ 2,134,663  $1,279,017
                                                 ===========   ==========   ==========    ===========  ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A9

                                          SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------
                                                                        PROFUND VP
  THE DOW TARGET    PROFUND VP  PROFUND VP   PROFUND VP   PROFUND VP      BASIC     PROFUND VP   PROFUND VP
DIVIDEND PORTFOLIO   ASIA 30      BANKS         BEAR     BIOTECHNOLOGY  MATERIALS   ULTRABULL       BULL
------------------ -----------  ----------  -----------  ------------- -----------  ----------  -----------
   $15,645,504     $22,804,193  $6,430,427  $ 9,946,938   $10,864,210  $13,665,207  $8,024,345  $39,464,771
   -----------     -----------  ----------  -----------   -----------  -----------  ----------  -----------
   $15,645,504     $22,804,193  $6,430,427  $ 9,946,938   $10,864,210  $13,665,207  $8,024,345  $39,464,771
   ===========     ===========  ==========  ===========   ===========  ===========  ==========  ===========

   $15,645,504     $22,804,193  $6,430,427  $ 9,946,938   $10,864,210  $13,665,207  $8,024,345  $39,464,771
   -----------     -----------  ----------  -----------   -----------  -----------  ----------  -----------
   $15,645,504     $22,804,193  $6,430,427  $ 9,946,938   $10,864,210  $13,665,207  $8,024,345  $39,464,771
   ===========     ===========  ==========  ===========   ===========  ===========  ==========  ===========

     1,694,934       1,128,784   1,296,114    2,506,160       717,074      863,209   1,021,343    3,403,519
   ===========     ===========  ==========  ===========   ===========  ===========  ==========  ===========

     1,500,048         468,066     517,748      642,567       316,833      289,027     597,939    1,336,883
   $     10.43     $     48.72  $    12.42  $     15.48   $     34.29  $     47.28  $    13.42  $     29.52
   $15,130,241     $21,485,795  $6,127,243  $10,023,903   $10,279,418  $13,336,851  $7,913,767  $39,514,148


                                          SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------
                                                                        PROFUND VP
  THE DOW TARGET    PROFUND VP  PROFUND VP   PROFUND VP   PROFUND VP      BASIC     PROFUND VP   PROFUND VP
DIVIDEND PORTFOLIO   ASIA 30      BANKS         BEAR     BIOTECHNOLOGY  MATERIALS   ULTRABULL       BULL
------------------ -----------  ----------  -----------  ------------- -----------  ----------  -----------
    01/01/2012      01/01/2012  01/01/2012   01/01/2012   01/01/2012    01/01/2012  01/01/2012   01/01/2012
        TO              TO          TO           TO           TO            TO          TO           TO
    12/31/2012      12/31/2012  12/31/2012   12/31/2012   12/31/2012    12/31/2012  12/31/2012   12/31/2012
------------------ -----------  ----------  -----------  ------------- -----------  ----------  -----------
   $         0     $         0  $        0  $         0   $         0  $    44,462  $        0  $         0
   -----------     -----------  ----------  -----------   -----------  -----------  ----------  -----------



       311,996         333,070      75,725      259,460       152,248      257,375     136,956      703,489
   -----------     -----------  ----------  -----------   -----------  -----------  ----------  -----------

      (311,996)       (333,070)    (75,725)    (259,460)     (152,248)    (212,913)   (136,956)    (703,489)
   -----------     -----------  ----------  -----------   -----------  -----------  ----------  -----------

             0               0           0            0             0            0           0            0
     2,333,448      (3,987,853)    242,722   (4,462,848)    2,434,803   (2,223,555)  2,714,266    6,482,372

    (1,426,830)      7,008,916     279,738      927,305       391,891    3,374,195    (252,798)    (312,047)
   -----------     -----------  ----------  -----------   -----------  -----------  ----------  -----------

       906,618       3,021,063     522,460   (3,535,543)    2,826,694    1,150,640   2,461,468    6,170,325
   -----------     -----------  ----------  -----------   -----------  -----------  ----------  -----------

   $   594,622     $ 2,687,993  $  446,735  $(3,795,003)  $ 2,674,446  $   937,727  $2,324,512  $ 5,466,836
   ===========     ===========  ==========  ===========   ===========  ===========  ==========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A10

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF NET ASSETS
December 31, 2012

                                                                          SUBACCOUNTS
                                               -----------------------------------------------------------------
                                                PROFUND VP    PROFUND VP
                                                 CONSUMER   CONSUMER GOODS  PROFUND VP   PROFUND VP   PROFUND VP
                                                 SERVICES     PORTFOLIO     OIL & GAS    EUROPE 30    FINANCIALS
                                               -----------  -------------- -----------  -----------  -----------
ASSETS
  Investment in the portfolios, at fair value. $10,839,632   $11,414,372   $35,104,740  $18,716,712  $16,277,079
                                               -----------   -----------   -----------  -----------  -----------
  Net Assets.................................. $10,839,632   $11,414,372   $35,104,740  $18,716,712  $16,277,079
                                               ===========   ===========   ===========  ===========  ===========

NET ASSETS, representing:
  Accumulation units.......................... $10,839,632   $11,414,372   $35,104,740  $18,716,712  $16,277,079
                                               -----------   -----------   -----------  -----------  -----------
                                               $10,839,632   $11,414,372   $35,104,740  $18,716,712  $16,277,079
                                               ===========   ===========   ===========  ===========  ===========

  Units outstanding...........................     888,964       802,776     1,630,877    1,695,715    2,235,224
                                               ===========   ===========   ===========  ===========  ===========

  Portfolio shares held.......................     264,059       284,364       779,759      866,916      765,260
  Portfolio net asset value per share......... $     41.05   $     40.14   $     45.02  $     21.59  $     21.27
  Investment in portfolio shares, at cost..... $10,273,617   $11,160,142   $36,897,434  $16,875,318  $15,364,059

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                          SUBACCOUNTS
                                               -----------------------------------------------------------------
                                                PROFUND VP    PROFUND VP
                                                 CONSUMER   CONSUMER GOODS  PROFUND VP   PROFUND VP   PROFUND VP
                                                 SERVICES     PORTFOLIO     OIL & GAS    EUROPE 30    FINANCIALS
                                               -----------  -------------- -----------  -----------  -----------
                                                01/01/2012    01/01/2012    01/01/2012   01/01/2012   01/01/2012
                                                    TO            TO            TO           TO           TO
                                                12/31/2012    12/31/2012    12/31/2012   12/31/2012   12/31/2012
                                               -----------  -------------- -----------  -----------  -----------
INVESTMENT INCOME
  Dividend income............................. $         0   $   127,267   $    46,736  $   410,163  $    19,060
                                               -----------   -----------   -----------  -----------  -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................     196,245       223,118       660,934      216,414      248,344
                                               -----------   -----------   -----------  -----------  -----------

NET INVESTMENT INCOME (LOSS)..................    (196,245)      (95,851)     (614,198)     193,749     (229,284)
                                               -----------   -----------   -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........      61,850             0     3,397,242            0            0
  Realized gain (loss) on shares redeemed.....   1,564,438     1,224,958    (4,302,406)    (470,449)     675,765
  Net change in unrealized gain (loss) on
   investments................................     414,944       (14,831)    1,561,339    2,387,840    1,905,146
                                               -----------   -----------   -----------  -----------  -----------

NET GAIN (LOSS) ON INVESTMENTS................   2,041,232     1,210,127       656,175    1,917,391    2,580,911
                                               -----------   -----------   -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $ 1,844,987   $ 1,114,276   $    41,977  $ 2,111,140  $ 2,351,627
                                               ===========   ===========   ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A11

                                          SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------
                                                                                                 PROFUND VP
PROFUND VP U.S. PROFUND VP   ACCESS VP HIGH PROFUND VP    PROFUND    PROFUND      PROFUND VP      MID-CAP
GOVERNMENT PLUS HEALTH CARE    YIELD FUND   INDUSTRIALS VP INTERNET  VP JAPAN   PRECIOUS METALS    GROWTH
--------------- -----------  -------------- ----------- ----------- ----------  --------------- -----------
  $26,886,002   $24,162,673   $26,571,348   $9,293,000  $5,732,829  $7,983,185   $ 53,300,876   $28,057,229
  -----------   -----------   -----------   ----------  ----------  ----------   ------------   -----------
  $26,886,002   $24,162,673   $26,571,348   $9,293,000  $5,732,829  $7,983,185   $ 53,300,876   $28,057,229
  ===========   ===========   ===========   ==========  ==========  ==========   ============   ===========

  $26,886,002   $24,162,673   $26,571,348   $9,293,000  $5,732,829  $7,983,185   $ 53,300,876   $28,057,229
  -----------   -----------   -----------   ----------  ----------  ----------   ------------   -----------
  $26,886,002   $24,162,673   $26,571,348   $9,293,000  $5,732,829  $7,983,185   $ 53,300,876   $28,057,229
  ===========   ===========   ===========   ==========  ==========  ==========   ============   ===========

    1,422,536     2,026,783     1,583,679      680,819     202,519   1,032,312      3,517,231     1,814,703
  ===========   ===========   ===========   ==========  ==========  ==========   ============   ===========

    1,169,465       650,934       924,221      223,068      96,027     626,132      1,404,503       731,991
  $     22.99   $     37.12   $     28.75   $    41.66  $    59.70  $    12.75   $      37.95   $     38.33
  $27,316,953   $22,901,803   $26,455,751   $8,941,340  $5,572,073  $7,196,796   $ 57,872,755   $27,336,855


                                          SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------
                                                                                                 PROFUND VP
PROFUND VP U.S. PROFUND VP   ACCESS VP HIGH PROFUND VP    PROFUND    PROFUND      PROFUND VP      MID-CAP
GOVERNMENT PLUS HEALTH CARE    YIELD FUND   INDUSTRIALS VP INTERNET  VP JAPAN   PRECIOUS METALS    GROWTH
--------------- -----------  -------------- ----------- ----------- ----------  --------------- -----------
  01/01/2012    01/01/2012     01/01/2012   01/01/2012  01/01/2012  01/01/2012    01/01/2012     01/01/2012
      TO            TO             TO           TO          TO          TO            TO             TO
  12/31/2012    12/31/2012     12/31/2012   12/31/2012  12/31/2012  12/31/2012    12/31/2012     12/31/2012
--------------- -----------  -------------- ----------- ----------- ----------  --------------- -----------
  $         0   $    87,732   $ 1,346,121   $   33,571  $        0  $        0   $          0   $         0
  -----------   -----------   -----------   ----------  ----------  ----------   ------------   -----------



      621,389       382,911       473,809      173,311      70,570      85,375        966,822       485,457
  -----------   -----------   -----------   ----------  ----------  ----------   ------------   -----------

     (621,389)     (295,179)      872,312     (139,740)    (70,570)    (85,375)      (966,822)     (485,457)
  -----------   -----------   -----------   ----------  ----------  ----------   ------------   -----------

    6,286,695             0             0            0     700,011           0              0             0
   (4,529,257)    1,959,839     2,615,066    1,027,595    (498,397)    101,331    (14,409,188)    3,107,677
   (2,245,022)    1,190,110      (234,815)     202,713     533,872   1,020,266      3,627,006       848,404
  -----------   -----------   -----------   ----------  ----------  ----------   ------------   -----------

     (487,584)    3,149,949     2,380,251    1,230,308     735,486   1,121,597    (10,782,182)    3,956,081
  -----------   -----------   -----------   ----------  ----------  ----------   ------------   -----------

  $(1,108,973)  $ 2,854,770   $ 3,252,563   $1,090,568  $  664,916  $1,036,222   $(11,749,004)  $ 3,470,624
  ===========   ===========   ===========   ==========  ==========  ==========   ============   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A12

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF NET ASSETS
December 31, 2012

                                                                          SUBACCOUNTS
                                               -----------------------------------------------------------------
                                                PROFUND VP                               PROFUND VP
                                                 MID-CAP      PROFUND VP    PROFUND VP  RISING RATES  PROFUND VP
                                                  VALUE     PHARMACEUTICALS REAL ESTATE OPPORTUNITY   NASDAQ-100
                                               -----------  --------------- ----------- ------------ -----------
ASSETS
  Investment in the portfolios, at fair value. $22,991,866    $7,029,288    $16,659,586 $ 9,051,615  $22,815,014
                                               -----------    ----------    ----------- -----------  -----------
  Net Assets.................................. $22,991,866    $7,029,288    $16,659,586 $ 9,051,615  $22,815,014
                                               ===========    ==========    =========== ===========  ===========

NET ASSETS, representing:
  Accumulation units.......................... $22,991,866    $7,029,288    $16,659,586 $ 9,051,615  $22,815,014
                                               -----------    ----------    ----------- -----------  -----------
                                               $22,991,866    $7,029,288    $16,659,586 $ 9,051,615  $22,815,014
                                               ===========    ==========    =========== ===========  ===========

  Units outstanding...........................   1,520,000       712,904        868,827   3,764,158    2,193,426
                                               ===========    ==========    =========== ===========  ===========

  Portfolio shares held.......................     791,731       254,500        322,298   1,296,793    1,005,067
  Portfolio net asset value per share......... $     29.04    $    27.62    $     51.69 $      6.98  $     22.70
  Investment in portfolio shares, at cost..... $22,033,642    $6,779,547    $16,275,101 $ 9,002,897  $22,629,335

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                          SUBACCOUNTS
                                               -----------------------------------------------------------------
                                                PROFUND VP                               PROFUND VP
                                                 MID-CAP      PROFUND VP    PROFUND VP  RISING RATES  PROFUND VP
                                                  VALUE     PHARMACEUTICALS REAL ESTATE OPPORTUNITY   NASDAQ-100
                                               -----------  --------------- ----------- ------------ -----------
                                                01/01/2012    01/01/2012    01/01/2012   01/01/2012   01/01/2012
                                                    TO            TO            TO           TO           TO
                                                12/31/2012    12/31/2012    12/31/2012   12/31/2012   12/31/2012
                                               -----------  --------------- ----------- ------------ -----------
INVESTMENT INCOME
  Dividend income............................. $    33,903    $  129,458    $   444,748 $         0  $         0
                                               -----------    ----------    ----------- -----------  -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................     359,645       158,043        307,334     188,226      466,106
                                               -----------    ----------    ----------- -----------  -----------

NET INVESTMENT INCOME (LOSS)..................    (325,742)      (28,585)       137,414    (188,226)    (466,106)
                                               -----------    ----------    ----------- -----------  -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........           0             0              0           0            0
  Realized gain (loss) on shares redeemed.....   2,670,359     1,294,250      1,674,258  (1,537,933)   1,999,109
  Net change in unrealized gain (loss) on
   investments................................     640,523      (485,381)       492,320     816,212    1,118,225
                                               -----------    ----------    ----------- -----------  -----------

NET GAIN (LOSS) ON INVESTMENTS................   3,310,882       808,869      2,166,578    (721,721)   3,117,334
                                               -----------    ----------    ----------- -----------  -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $ 2,985,140    $  780,284    $ 2,303,992 $  (909,947) $ 2,651,228
                                               ===========    ==========    =========== ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A13

                                          SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------
               PROFUND VP  PROFUND VP   PROFUND VP  PROFUND VP   PROFUND VP
 PROFUND VP    SMALL-CAP     SHORT        SHORT       SHORT      SMALL-CAP   PROFUND VP      PROFUND VP
SEMICONDUCTOR    GROWTH     MID-CAP     NASDAQ-100  SMALL-CAP      VALUE     TECHNOLOGY  TELECOMMUNICATIONS
------------- -----------  ----------  -----------  ----------  -----------  ----------  ------------------
 $1,044,568   $20,943,937  $1,043,314  $ 3,830,882  $2,657,305  $17,613,371  $6,098,885      $9,764,997
 ----------   -----------  ----------  -----------  ----------  -----------  ----------      ----------
 $1,044,568   $20,943,937  $1,043,314  $ 3,830,882  $2,657,305  $17,613,371  $6,098,885      $9,764,997
 ==========   ===========  ==========  ===========  ==========  ===========  ==========      ==========

 $1,044,568   $20,943,937  $1,043,314  $ 3,830,882  $2,657,305  $17,613,371  $6,098,885      $9,764,997
 ----------   -----------  ----------  -----------  ----------  -----------  ----------      ----------
 $1,044,568   $20,943,937  $1,043,314  $ 3,830,882  $2,657,305  $17,613,371  $6,098,885      $9,764,997
 ==========   ===========  ==========  ===========  ==========  ===========  ==========      ==========

    175,507     1,305,984     298,453    1,643,888     779,088    1,278,516     815,896       1,023,649
 ==========   ===========  ==========  ===========  ==========  ===========  ==========      ==========

     56,987       641,861      93,823      557,625     425,850      579,197     333,272       1,169,461
 $    18.33   $     32.63  $    11.12  $      6.87  $     6.24  $     30.41  $    18.30      $     8.35
 $1,056,224   $20,373,842  $1,095,422  $ 3,901,609  $2,765,117  $16,686,871  $6,541,788      $9,987,910


                                          SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------
               PROFUND VP  PROFUND VP   PROFUND VP  PROFUND VP   PROFUND VP
 PROFUND VP    SMALL-CAP     SHORT        SHORT       SHORT      SMALL-CAP   PROFUND VP      PROFUND VP
SEMICONDUCTOR    GROWTH     MID-CAP     NASDAQ-100  SMALL-CAP      VALUE     TECHNOLOGY  TELECOMMUNICATIONS
------------- -----------  ----------  -----------  ----------  -----------  ----------  ------------------
 01/01/2012    01/01/2012  01/01/2012   01/01/2012  01/01/2012   01/01/2012  01/01/2012      01/01/2012
     TO            TO          TO           TO          TO           TO          TO              TO
 12/31/2012    12/31/2012  12/31/2012   12/31/2012  12/31/2012   12/31/2012  12/31/2012      12/31/2012
------------- -----------  ----------  -----------  ----------  -----------  ----------  ------------------
 $    5,064   $         0  $        0  $         0  $        0  $         0  $        0      $  280,784
 ----------   -----------  ----------  -----------  ----------  -----------  ----------      ----------

     22,557       441,601      25,442       68,419      58,636      268,723     124,033         177,882
 ----------   -----------  ----------  -----------  ----------  -----------  ----------      ----------

    (17,493)     (441,601)    (25,442)     (68,419)    (58,636)    (268,723)   (124,033)        102,902
 ----------   -----------  ----------  -----------  ----------  -----------  ----------      ----------

          0             0           0            0           0            0           0               0
    (83,915)    3,592,996    (577,301)  (1,132,755)   (797,320)   1,635,046     802,367       1,371,229
     42,817      (329,206)     65,153     (109,320)    (60,588)     431,387    (204,485)       (330,607)
 ----------   -----------  ----------  -----------  ----------  -----------  ----------      ----------

    (41,098)    3,263,790    (512,148)  (1,242,075)   (857,908)   2,066,433     597,882       1,040,622
 ----------   -----------  ----------  -----------  ----------  -----------  ----------      ----------

 $  (58,591)  $ 2,822,189  $ (537,590) $(1,310,494) $ (916,544) $ 1,797,710  $  473,849      $1,143,524
 ==========   ===========  ==========  ===========  ==========  ===========  ==========      ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A14

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF NET ASSETS
December 31, 2012

                                                                            SUBACCOUNTS
                                               --------------------------------------------------------------------


                                                                                                         PROFUND VP
                                                PROFUND VP    PROFUND VP      PROFUND VP    PROFUND VP   LARGE-CAP
                                               ULTRAMID-CAP ULTRANASDAQ-100 ULTRASMALL-CAP  UTILITIES      GROWTH
                                               ------------ --------------- -------------- -----------  -----------
ASSETS
  Investment in the portfolios, at fair value. $17,481,400    $20,011,887     $8,671,318   $23,443,421  $22,219,788
                                               -----------    -----------     ----------   -----------  -----------
  Net Assets.................................. $17,481,400    $20,011,887     $8,671,318   $23,443,421  $22,219,788
                                               ===========    ===========     ==========   ===========  ===========

NET ASSETS, representing:
  Accumulation units.......................... $17,481,400    $20,011,887     $8,671,318   $23,443,421  $22,219,788
                                               -----------    -----------     ----------   -----------  -----------
                                               $17,481,400    $20,011,887     $8,671,318   $23,443,421  $22,219,788
                                               ===========    ===========     ==========   ===========  ===========

  Units outstanding...........................   1,147,006      9,648,194        882,109     1,647,365    1,860,619
                                               ===========    ===========     ==========   ===========  ===========

  Portfolio shares held.......................     556,024        695,582        649,537       740,007      570,030
  Portfolio net asset value per share......... $     31.44    $     28.77     $    13.35   $     31.68  $     38.98
  Investment in portfolio shares, at cost..... $16,473,679    $20,318,122     $8,064,363   $23,515,076  $21,956,415

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                            SUBACCOUNTS
                                               --------------------------------------------------------------------


                                                                                                         PROFUND VP
                                                PROFUND VP    PROFUND VP      PROFUND VP    PROFUND VP   LARGE-CAP
                                               ULTRAMID-CAP ULTRANASDAQ-100 ULTRASMALL-CAP  UTILITIES      GROWTH
                                               ------------ --------------- -------------- -----------  -----------
                                                01/01/2012    01/01/2012      01/01/2012    01/01/2012   01/01/2012
                                                    TO            TO              TO            TO           TO
                                                12/31/2012    12/31/2012      12/31/2012    12/31/2012   12/31/2012
                                               ------------ --------------- -------------- -----------  -----------
INVESTMENT INCOME
  Dividend income............................. $         0    $         0     $        0   $   717,828  $    21,760
                                               -----------    -----------     ----------   -----------  -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................     263,241        358,682        132,680       475,441      398,518
                                               -----------    -----------     ----------   -----------  -----------

NET INVESTMENT INCOME (LOSS)..................    (263,241)      (358,682)      (132,680)      242,387     (376,758)
                                               -----------    -----------     ----------   -----------  -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........           0              0              0             0            0
  Realized gain (loss) on shares redeemed.....   3,610,507      9,102,756      1,881,144     1,878,961    3,558,058
  Net change in unrealized gain (loss) on
   investments................................     765,804       (673,845)       396,316    (2,798,674)    (403,019)
                                               -----------    -----------     ----------   -----------  -----------

NET GAIN (LOSS) ON INVESTMENTS................   4,376,311      8,428,911      2,277,460      (919,713)   3,155,039
                                               -----------    -----------     ----------   -----------  -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $ 4,113,070    $ 8,070,229     $2,144,780   $  (677,326) $ 2,778,281
                                               ===========    ===========     ==========   ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A15



                                              SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------
                                                                                                       WELLS FARGO
                                                                                       WELLS FARGO      ADVANTAGE
 PROFUND VP                               RYDEX VT     INVESCO V.I.                   ADVANTAGE VT   VT INTERNATIONAL
 LARGE-CAP      RYDEX VT    RYDEX VT   INVERSE S&P 500 GLOBAL HEALTH  INVESCO V.I.     INDEX ASSET   EQUITY PORTFOLIO
   VALUE          NOVA     NASDAQ-100     STRATEGY       CARE FUND   TECHNOLOGY FUND ALLOCATION FUND  SHARE CLASS 2
-----------    ----------  ----------  --------------- ------------- --------------- --------------- ----------------
$18,800,478    $1,425,328  $8,571,966     $100,329      $32,462,822    $20,462,783     $25,939,171       $633,289
-----------    ----------  ----------     --------      -----------    -----------     -----------       --------
$18,800,478    $1,425,328  $8,571,966     $100,329      $32,462,822    $20,462,783     $25,939,171       $633,289
===========    ==========  ==========     ========      ===========    ===========     ===========       ========

$18,800,478    $1,425,328  $8,571,966     $100,329      $32,462,822    $20,462,783     $25,939,171       $633,289
-----------    ----------  ----------     --------      -----------    -----------     -----------       --------
$18,800,478    $1,425,328  $8,571,966     $100,329      $32,462,822    $20,462,783     $25,939,171       $633,289
===========    ==========  ==========     ========      ===========    ===========     ===========       ========

  1,829,294       223,877     983,132       19,904        1,977,201      3,100,073         910,155         83,293
===========    ==========  ==========     ========      ===========    ===========     ===========       ========

    689,167        16,120     379,795        3,779        1,545,849      1,212,969       1,925,699        127,679
$     27.28    $    88.42  $    22.57     $  26.55      $     21.00    $     16.87     $     13.47       $   4.96
$18,394,709    $1,115,426  $7,944,452     $161,093      $26,168,663    $16,673,720     $24,291,397       $692,886


                                              SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------
                                                                                                       WELLS FARGO
                                                                                       WELLS FARGO      ADVANTAGE
 PROFUND VP                               RYDEX VT     INVESCO V.I.                   ADVANTAGE VT   VT INTERNATIONAL
 LARGE-CAP      RYDEX VT    RYDEX VT   INVERSE S&P 500 GLOBAL HEALTH  INVESCO V.I.     INDEX ASSET   EQUITY PORTFOLIO
   VALUE          NOVA     NASDAQ-100     STRATEGY       CARE FUND   TECHNOLOGY FUND ALLOCATION FUND  SHARE CLASS 2
-----------    ----------  ----------  --------------- ------------- --------------- --------------- ----------------
 01/01/2012    01/01/2012  01/01/2012    01/01/2012     01/01/2012     01/01/2012      01/01/2012       01/01/2012
     TO            TO          TO            TO             TO             TO              TO               TO
 12/31/2012    12/31/2012  12/31/2012    12/31/2012     12/31/2012     12/31/2012      12/31/2012       12/31/2012
-----------    ----------  ----------  --------------- ------------- --------------- --------------- ----------------
$   171,850    $        0  $        0     $      0      $         0    $         0     $   387,240       $  8,873
-----------    ----------  ----------     --------      -----------    -----------     -----------       --------

    345,693        19,506     129,838        1,473          477,638        329,667         379,770          9,363
-----------    ----------  ----------     --------      -----------    -----------     -----------       --------

   (173,843)      (19,506)   (129,838)      (1,473)        (477,638)      (329,667)          7,470           (490)
-----------    ----------  ----------     --------      -----------    -----------     -----------       --------

          0             0           0            0                0              0               0         44,249
  3,101,495        87,758     (39,793)      (6,241)       2,217,171      2,510,974         316,081        (85,997)

   (623,181)      202,321   1,503,021      (13,989)       3,587,097        (56,780)      2,596,721        116,232
-----------    ----------  ----------     --------      -----------    -----------     -----------       --------

  2,478,314       290,079   1,463,228      (20,230)       5,804,268      2,454,194       2,912,802         74,484
-----------    ----------  ----------     --------      -----------    -----------     -----------       --------

$ 2,304,471    $  270,573  $1,333,390     $(21,703)     $ 5,326,630    $ 2,124,527     $ 2,920,272       $ 73,994
===========    ==========  ==========     ========      ===========    ===========     ===========       ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A16

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF NET ASSETS
December 31, 2012

                                                                                SUBACCOUNTS
                                               ----------------------------------------------------------------------------
                                                 WELLS FARGO
                                                  ADVANTAGE     WELLS FARGO                 AST FIRST TRUST
                                                 VT SMALL CAP    ADVANTAGE  AST FIRST TRUST     CAPITAL       AST ADVANCED
                                               GROWTH PORTFOLIO  VT TOTAL   BALANCED TARGET   APPRECIATION     STRATEGIES
                                                SHARE CLASS 2   RETURN BOND    PORTFOLIO    TARGET PORTFOLIO   PORTFOLIO
                                               ---------------- ----------- --------------- ---------------- --------------
ASSETS
  Investment in the portfolios, at fair value.    $1,544,395    $4,987,963  $1,453,040,326   $2,010,956,808  $1,842,574,957
                                                  ----------    ----------  --------------   --------------  --------------
  Net Assets..................................    $1,544,395    $4,987,963  $1,453,040,326   $2,010,956,808  $1,842,574,957
                                                  ==========    ==========  ==============   ==============  ==============

NET ASSETS, representing:
  Accumulation units..........................    $1,544,395    $4,987,963  $1,453,040,326   $2,010,956,808  $1,842,574,957
                                                  ----------    ----------  --------------   --------------  --------------
                                                  $1,544,395    $4,987,963  $1,453,040,326   $2,010,956,808  $1,842,574,957
                                                  ==========    ==========  ==============   ==============  ==============

  Units outstanding...........................       110,175       264,126     138,334,141      201,471,852     153,034,377
                                                  ==========    ==========  ==============   ==============  ==============

  Portfolio shares held.......................       195,989       460,995     142,037,178      196,766,811     152,531,039
  Portfolio net asset value per share.........    $     7.88    $    10.82  $        10.23   $        10.22  $        12.08
  Investment in portfolio shares, at cost.....    $1,185,805    $4,627,485  $1,322,936,505   $1,885,878,117  $1,616,808,312

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                                SUBACCOUNTS
                                               ----------------------------------------------------------------------------
                                                 WELLS FARGO
                                                  ADVANTAGE     WELLS FARGO                 AST FIRST TRUST
                                                 VT SMALL CAP    ADVANTAGE  AST FIRST TRUST     CAPITAL       AST ADVANCED
                                               GROWTH PORTFOLIO  VT TOTAL   BALANCED TARGET   APPRECIATION     STRATEGIES
                                                SHARE CLASS 2   RETURN BOND    PORTFOLIO    TARGET PORTFOLIO   PORTFOLIO
                                               ---------------- ----------- --------------- ---------------- --------------
                                                  01/01/2012    01/01/2012    01/01/2012       01/01/2012      01/01/2012
                                                      TO            TO            TO               TO              TO
                                                  12/31/2012    12/31/2012    12/31/2012       12/31/2012      12/31/2012
                                               ---------------- ----------- --------------- ---------------- --------------
INVESTMENT INCOME
  Dividend income.............................    $        0    $   74,533  $   28,261,210   $   26,780,489  $   24,008,038
                                                  ----------    ----------  --------------   --------------  --------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................        24,220        72,611      26,546,086       36,278,646      32,794,566
                                                  ----------    ----------  --------------   --------------  --------------

NET INVESTMENT INCOME (LOSS)..................       (24,220)        1,922       1,715,124       (9,498,157)     (8,786,528)
                                                  ----------    ----------  --------------   --------------  --------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........        80,230        92,506               0                0       6,352,214
  Realized gain (loss) on shares redeemed.....       (73,851)       57,978      35,005,299       63,097,779      63,605,450
  Net change in unrealized gain (loss) on
   investments................................       124,658        78,913      68,738,262      114,899,466     115,799,784
                                                  ----------    ----------  --------------   --------------  --------------

NET GAIN (LOSS) ON INVESTMENTS................       131,037       229,397     103,743,561      177,997,245     185,757,448
                                                  ----------    ----------  --------------   --------------  --------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................    $  106,817    $  231,319  $  105,458,685   $  168,499,088  $  176,970,920
                                                  ==========    ==========  ==============   ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A17

                                                   SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------

    COLUMBIA          AST                                                                      AST PARAMETRIC    FRANKLIN
    VARIABLE       INVESTMENT                                                                     EMERGING     TEMPLETON VIP
PORTFOLIO - HIGH   GRADE BOND       AST BOND       AST BOND       AST BOND    AST GLOBAL REAL  MARKETS EQUITY FOUNDING FUNDS
  INCOME FUND      PORTFOLIO     PORTFOLIO 2015 PORTFOLIO 2018 PORTFOLIO 2019 ESTATE PORTFOLIO   PORTFOLIO    ALLOCATION FUND
---------------- --------------  -------------- -------------- -------------- ---------------- -------------- ---------------
    $227,543     $2,141,323,321   $ 83,657,947   $324,340,694   $166,499,513    $43,048,512     $137,727,773   $          0
    --------     --------------   ------------   ------------   ------------    -----------     ------------   ------------
    $227,543     $2,141,323,321   $ 83,657,947   $324,340,694   $166,499,513    $43,048,512     $137,727,773   $          0
    ========     ==============   ============   ============   ============    ===========     ============   ============

    $227,543     $2,141,323,321   $ 83,657,947   $324,340,694   $166,499,513    $43,048,512     $137,727,773   $          0
    --------     --------------   ------------   ------------   ------------    -----------     ------------   ------------
    $227,543     $2,141,323,321   $ 83,657,947   $324,340,694   $166,499,513    $43,048,512     $137,727,773   $          0
    ========     ==============   ============   ============   ============    ===========     ============   ============

      14,873        141,377,029      6,730,666     23,638,719     11,939,765      3,714,851       13,403,373              0
    ========     ==============   ============   ============   ============    ===========     ============   ============

      21,306        324,442,927      9,213,430     26,135,431     16,086,909      4,565,060       15,388,578              0
    $  10.68     $         6.60   $       9.08   $      12.41   $      10.35    $      9.43     $       8.95   $          0
    $205,209     $2,122,107,040   $ 88,060,836   $307,792,382   $170,904,939    $38,003,769     $128,381,991   $          0


                                                   SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------

    COLUMBIA          AST                                                                      AST PARAMETRIC    FRANKLIN
    VARIABLE       INVESTMENT                                                                     EMERGING     TEMPLETON VIP
PORTFOLIO - HIGH   GRADE BOND       AST BOND       AST BOND       AST BOND    AST GLOBAL REAL  MARKETS EQUITY FOUNDING FUNDS
  INCOME FUND      PORTFOLIO     PORTFOLIO 2015 PORTFOLIO 2018 PORTFOLIO 2019 ESTATE PORTFOLIO   PORTFOLIO    ALLOCATION FUND
---------------- --------------  -------------- -------------- -------------- ---------------- -------------- ---------------
   01/01/2012      01/01/2012      01/01/2012     01/01/2012     01/01/2012      01/01/2012      01/01/2012     01/01/2012
       TO              TO              TO             TO             TO              TO              TO             TO
   12/31/2012      12/31/2012      12/31/2012     12/31/2012     12/31/2012      12/31/2012      12/31/2012    09/21/2012**
---------------- --------------  -------------- -------------- -------------- ---------------- -------------- ---------------
    $ 13,867     $   33,098,456   $  2,333,886   $  1,866,362   $    873,200    $   469,720     $  1,449,115   $ 31,474,281
    --------     --------------   ------------   ------------   ------------    -----------     ------------   ------------



       2,098         44,130,066      1,985,552      8,210,758      1,996,682        543,934        2,162,293     13,152,651
    --------     --------------   ------------   ------------   ------------    -----------     ------------   ------------

      11,769        (11,031,610)       348,334     (6,344,396)    (1,123,482)       (74,214)        (713,178)    18,321,630
    --------     --------------   ------------   ------------   ------------    -----------     ------------   ------------

           0         37,671,779      6,852,187      2,050,947     10,987,687              0        1,991,884              0
        (471)       265,506,749    (11,709,223)    20,048,987     (2,527,418)       388,286       (8,285,545)   110,977,096

      15,667        (73,279,870)     5,608,102     (1,499,369)    (4,376,002)     6,167,021       23,498,319    (19,094,723)
    --------     --------------   ------------   ------------   ------------    -----------     ------------   ------------

      15,196        229,898,658        751,066     20,600,565      4,084,267      6,555,307       17,204,658     91,882,373
    --------     --------------   ------------   ------------   ------------    -----------     ------------   ------------



    $ 26,965     $  218,867,048   $  1,099,400   $ 14,256,169   $  2,960,785    $ 6,481,093     $ 16,491,480   $110,204,003
    ========     ==============   ============   ============   ============    ===========     ============   ============

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A18

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF NET ASSETS
December 31, 2012

                                                                                SUBACCOUNTS
                                               ----------------------------------------------------------------------------


                                                                              AST JENNISON     AST JENNISON
                                                  AST BOND       AST BOND    LARGE-CAP VALUE LARGE-CAP GROWTH    AST BOND
                                               PORTFOLIO 2016 PORTFOLIO 2020    PORTFOLIO       PORTFOLIO     PORTFOLIO 2017
                                               -------------- -------------- --------------- ---------------- --------------
ASSETS
  Investment in the portfolios, at fair value.  $49,327,668    $ 2,911,618     $17,594,696     $24,865,022     $173,060,941
                                                -----------    -----------     -----------     -----------     ------------
  Net Assets..................................  $49,327,668    $ 2,911,618     $17,594,696     $24,865,022     $173,060,941
                                                ===========    ===========     ===========     ===========     ============

NET ASSETS, representing:
  Accumulation units..........................  $49,327,668    $ 2,911,618     $17,594,696     $24,865,022     $173,060,941
                                                -----------    -----------     -----------     -----------     ------------
                                                $49,327,668    $ 2,911,618     $17,594,696     $24,865,022     $173,060,941
                                                ===========    ===========     ===========     ===========     ============

  Units outstanding...........................    4,458,084        250,390       1,482,623       1,967,919       14,408,244
                                                ===========    ===========     ===========     ===========     ============

  Portfolio shares held.......................    5,663,337        441,154       1,396,404       1,772,275       14,243,699
  Portfolio net asset value per share.........  $      8.71    $      6.60     $     12.60     $     14.03     $      12.15
  Investment in portfolio shares, at cost.....  $48,365,979    $ 3,334,756     $18,772,842     $22,295,738     $165,653,952

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                                SUBACCOUNTS
                                               ----------------------------------------------------------------------------


                                                                              AST JENNISON     AST JENNISON
                                                  AST BOND       AST BOND    LARGE-CAP VALUE LARGE-CAP GROWTH    AST BOND
                                               PORTFOLIO 2016 PORTFOLIO 2020    PORTFOLIO       PORTFOLIO     PORTFOLIO 2017
                                               -------------- -------------- --------------- ---------------- --------------
                                                 01/01/2012     01/01/2012     01/01/2012       01/01/2012      01/01/2012
                                                     TO             TO             TO               TO              TO
                                                 12/31/2012     12/31/2012     12/31/2012       12/31/2012      12/31/2012
                                               -------------- -------------- --------------- ---------------- --------------
INVESTMENT INCOME
  Dividend income.............................  $   252,124    $   125,805     $    85,216     $         0     $  1,155,498
                                                -----------    -----------     -----------     -----------     ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................    1,582,102        154,771         307,236         414,841        4,989,916
                                                -----------    -----------     -----------     -----------     ------------

NET INVESTMENT INCOME (LOSS)..................   (1,329,978)       (28,966)       (222,020)       (414,841)      (3,834,418)
                                                -----------    -----------     -----------     -----------     ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........      859,423      1,416,622               0               0                0
  Realized gain (loss) on shares redeemed.....    2,508,852        758,279       1,518,468        (219,063)      10,573,344
  Net change in unrealized gain (loss) on
   investments................................     (409,472)    (1,818,518)         40,184       2,282,980          516,035
                                                -----------    -----------     -----------     -----------     ------------

NET GAIN (LOSS) ON INVESTMENTS................    2,958,803        356,383       1,558,652       2,063,917       11,089,379
                                                -----------    -----------     -----------     -----------     ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................  $ 1,628,825    $   327,417     $ 1,336,632     $ 1,649,076     $  7,254,961
                                                ===========    ===========     ===========     ===========     ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A19



                                                    SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
                  WELLS FARGO     WELLS FARGO     WELLS FARGO     WELLS FARGO     WELLS FARGO      WELLS FARGO
                 ADVANTAGE VT    ADVANTAGE VT    ADVANTAGE VT    ADVANTAGE VT     ADVANTAGE VT     ADVANTAGE VT
                INTRINSIC VALUE  OMEGA GROWTH      SMALL CAP     OMEGA GROWTH   SMALL CAP GROWTH  INTERNATIONAL
   AST BOND     PORTFOLIO SHARE PORTFOLIO SHARE VALUE PORTFOLIO PORTFOLIO SHARE PORTFOLIO SHARE  EQUITY PORTFOLIO    AST BOND
PORTFOLIO 2021      CLASS 2         CLASS 2      SHARE CLASS 1      CLASS 1         CLASS 1       SHARE CLASS 1   PORTFOLIO 2022
--------------  --------------- --------------- --------------- --------------- ---------------- ---------------- --------------
 $161,533,473     $15,108,656     $2,924,570      $1,189,562      $24,608,135     $13,139,146      $20,975,665     $298,808,222
 ------------     -----------     ----------      ----------      -----------     -----------      -----------     ------------
 $161,533,473     $15,108,656     $2,924,570      $1,189,562      $24,608,135     $13,139,146      $20,975,665     $298,808,222
 ============     ===========     ==========      ==========      ===========     ===========      ===========     ============

 $161,533,473     $15,108,656     $2,924,570      $1,189,562      $24,608,135     $13,139,146      $20,975,665     $298,808,222
 ------------     -----------     ----------      ----------      -----------     -----------      -----------     ------------
 $161,533,473     $15,108,656     $2,924,570      $1,189,562      $24,608,135     $13,139,146      $20,975,665     $298,808,222
 ============     ===========     ==========      ==========      ===========     ===========      ===========     ============

   11,982,876       1,180,367        216,518          97,440        1,653,295       1,068,192        1,409,750       24,061,588
 ============     ===========     ==========      ==========      ===========     ===========      ===========     ============

   11,538,105       1,032,717        116,378         126,415          962,760       1,656,891        4,246,086       23,109,685
 $      14.00     $     14.63     $    25.13      $     9.41      $     25.56     $      7.93      $      4.94     $      12.93
 $151,558,981     $12,548,425     $2,266,659      $  953,216      $23,571,938     $11,641,060      $20,804,440     $281,792,696


                                                    SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
                  WELLS FARGO     WELLS FARGO     WELLS FARGO     WELLS FARGO     WELLS FARGO      WELLS FARGO
                 ADVANTAGE VT    ADVANTAGE VT    ADVANTAGE VT    ADVANTAGE VT     ADVANTAGE VT     ADVANTAGE VT
                INTRINSIC VALUE  OMEGA GROWTH      SMALL CAP     OMEGA GROWTH   SMALL CAP GROWTH  INTERNATIONAL
   AST BOND     PORTFOLIO SHARE PORTFOLIO SHARE VALUE PORTFOLIO PORTFOLIO SHARE PORTFOLIO SHARE  EQUITY PORTFOLIO    AST BOND
PORTFOLIO 2021      CLASS 2         CLASS 2      SHARE CLASS 1      CLASS 1         CLASS 1       SHARE CLASS 1   PORTFOLIO 2022
--------------  --------------- --------------- --------------- --------------- ---------------- ---------------- --------------
  01/01/2012      01/01/2012      01/01/2012      01/01/2012      01/01/2012       01/01/2012       01/01/2012      01/01/2012
      TO              TO              TO              TO              TO               TO               TO              TO
  12/31/2012      12/31/2012      12/31/2012      12/31/2012      12/31/2012       12/31/2012       12/31/2012      12/31/2012
--------------  --------------- --------------- --------------- --------------- ---------------- ---------------- --------------
 $  1,646,493     $   201,395     $        0      $   15,423      $         0     $         0      $   340,535     $     96,503
 ------------     -----------     ----------      ----------      -----------     -----------      -----------     ------------

    5,177,513         234,544         42,079          18,930          402,530         232,641          336,363        6,451,871
 ------------     -----------     ----------      ----------      -----------     -----------      -----------     ------------

   (3,531,020)        (33,149)       (42,079)         (3,507)        (402,530)       (232,641)           4,172       (6,355,368)
 ------------     -----------     ----------      ----------      -----------     -----------      -----------     ------------
    4,373,546               0        202,470               0        1,697,220         703,693        1,380,001          669,490
   27,301,885         644,518         91,251          78,151        2,545,859       1,175,758           93,104       10,769,467

  (17,800,424)      1,808,516        241,083          87,048          386,612        (633,075)         855,868       10,218,618
 ------------     -----------     ----------      ----------      -----------     -----------      -----------     ------------

   13,875,007       2,453,034        534,804         165,199        4,629,691       1,246,376        2,328,973       21,657,575
 ------------     -----------     ----------      ----------      -----------     -----------      -----------     ------------

 $ 10,343,987     $ 2,419,885     $  492,725      $  161,692      $ 4,227,161     $ 1,013,735      $ 2,333,145     $ 15,302,207
 ============     ===========     ==========      ==========      ===========     ===========      ===========     ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A20

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF NET ASSETS
December 31, 2012

                                                                             SUBACCOUNTS
                                               ------------------------------------------------------------------------
                                                                AST
                                                   AST       BLACKROCK    INVESCO V.I.                    COLUMBIA
                                               QUANTITATIVE    GLOBAL       CAPITAL    INVESCO V.I.  VARIABLE PORTFOLIO
                                                 MODELING    STRATEGIES   DEVELOPMENT   DIVERSIFIED  SHORT DURATION US
                                                PORTFOLIO    PORTFOLIO        FUND     DIVIDEND FUND  GOVERNMENT FUND
                                               ------------ ------------  ------------ ------------- ------------------
ASSETS
  Investment in the portfolios, at fair value. $10,664,500  $103,152,213   $        0   $16,595,471      $1,050,747
                                               -----------  ------------   ----------   -----------      ----------
  Net Assets.................................. $10,664,500  $103,152,213   $        0   $16,595,471      $1,050,747
                                               ===========  ============   ==========   ===========      ==========

NET ASSETS, representing:
  Accumulation units.......................... $10,664,500  $103,152,213   $        0   $16,595,471      $1,050,747
                                               -----------  ------------   ----------   -----------      ----------
                                               $10,664,500  $103,152,213   $        0   $16,595,471      $1,050,747
                                               ===========  ============   ==========   ===========      ==========

  Units outstanding...........................   1,077,195    10,251,057            0     1,555,054         104,085
                                               ===========  ============   ==========   ===========      ==========

  Portfolio shares held.......................   1,047,593     9,995,369            0     1,015,635         100,167
  Portfolio net asset value per share......... $     10.18  $      10.32   $        0   $     16.34      $    10.49
  Investment in portfolio shares, at cost..... $10,155,237  $ 96,193,290   $        0   $15,244,020      $1,035,559

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                             SUBACCOUNTS
                                               ------------------------------------------------------------------------
                                                                AST
                                                   AST       BLACKROCK    INVESCO V.I.                    COLUMBIA
                                               QUANTITATIVE    GLOBAL       CAPITAL    INVESCO V.I.  VARIABLE PORTFOLIO
                                                 MODELING    STRATEGIES   DEVELOPMENT   DIVERSIFIED  SHORT DURATION US
                                                PORTFOLIO    PORTFOLIO        FUND     DIVIDEND FUND  GOVERNMENT FUND
                                               ------------ ------------  ------------ ------------- ------------------
                                                01/01/2012   01/01/2012    01/01/2012   01/01/2012       01/01/2012
                                                    TO           TO            TO           TO               TO
                                                12/31/2012   12/31/2012   04/30/2012**  12/31/2012       12/31/2012
                                               ------------ ------------  ------------ ------------- ------------------
INVESTMENT INCOME
  Dividend income............................. $     2,165  $    402,800   $        0   $   332,919      $   12,757
                                               -----------  ------------   ----------   -----------      ----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................      91,411     1,605,929       72,717       239,260          11,690
                                               -----------  ------------   ----------   -----------      ----------

NET INVESTMENT INCOME (LOSS)..................     (89,246)   (1,203,129)     (72,717)       93,659           1,067
                                               -----------  ------------   ----------   -----------      ----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........           0             0            0             0               0
  Realized gain (loss) on shares redeemed.....      (5,315)      460,367     (830,299)       52,612           3,454
  Net change in unrealized gain (loss) on
   investments................................     621,453     7,531,688    2,737,831     2,127,301           3,352
                                               -----------  ------------   ----------   -----------      ----------

NET GAIN (LOSS) ON INVESTMENTS................     616,138     7,992,055    1,907,532     2,179,913           6,806
                                               -----------  ------------   ----------   -----------      ----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $   526,892  $  6,788,926   $1,834,815   $ 2,273,572      $    7,873
                                               ===========  ============   ==========   ===========      ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A21

                                               SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
 COLUMBIA      WELLS FARGO    WELLS FARGO       AST      AST NEUBERGER                   AST FRANKLIN        AST NEW
 VARIABLE      ADVANTAGE VT   ADVANTAGE VT   PRUDENTIAL     BERMAN                    TEMPLETON FOUNDING DISCOVERY ASSET
PORTFOLIO -    OPPORTUNITY    OPPORTUNITY    CORE BOND     CORE BOND      AST BOND     FUNDS ALLOCATION    ALLOCATION
GROWTH FUND   FUND - CLASS 1 FUND - CLASS 2  PORTFOLIO     PORTFOLIO   PORTFOLIO 2023     PORTFOLIO         PORTFOLIO
-----------   -------------- -------------- -----------  ------------- -------------- ------------------ ---------------
$4,459,242      $3,144,512     $6,241,183   $32,871,348   $23,951,124   $106,290,888    $1,194,525,936    $189,664,371
----------      ----------     ----------   -----------   -----------   ------------    --------------    ------------
$4,459,242      $3,144,512     $6,241,183   $32,871,348   $23,951,124   $106,290,888    $1,194,525,936    $189,664,371
==========      ==========     ==========   ===========   ===========   ============    ==============    ============

$4,459,242      $3,144,512     $6,241,183   $32,871,348   $23,951,124   $106,290,888    $1,194,525,936    $189,664,371
----------      ----------     ----------   -----------   -----------   ------------    --------------    ------------
$4,459,242      $3,144,512     $6,241,183   $32,871,348   $23,951,124   $106,290,888    $1,194,525,936    $189,664,371
==========      ==========     ==========   ===========   ===========   ============    ==============    ============

   427,837         257,036        511,991     3,099,421     2,308,395     10,248,911       111,154,837      18,366,945
==========      ==========     ==========   ===========   ===========   ============    ==============    ============

   560,911         157,069        311,281     3,040,828     2,261,674     10,036,911       109,891,990      18,396,156
$     7.95      $    20.02     $    20.05   $     10.81   $     10.59   $      10.59    $        10.87    $      10.31
$4,225,333      $2,602,533     $5,143,307   $32,068,980   $23,488,929   $106,109,859    $1,179,832,560    $183,746,167


                                               SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
 COLUMBIA      WELLS FARGO    WELLS FARGO       AST      AST NEUBERGER                   AST FRANKLIN        AST NEW
 VARIABLE      ADVANTAGE VT   ADVANTAGE VT   PRUDENTIAL     BERMAN                    TEMPLETON FOUNDING DISCOVERY ASSET
PORTFOLIO -    OPPORTUNITY    OPPORTUNITY    CORE BOND     CORE BOND      AST BOND     FUNDS ALLOCATION    ALLOCATION
GROWTH FUND   FUND - CLASS 1 FUND - CLASS 2  PORTFOLIO     PORTFOLIO   PORTFOLIO 2023     PORTFOLIO         PORTFOLIO
-----------   -------------- -------------- -----------  ------------- -------------- ------------------ ---------------
01/01/2012      01/01/2012     01/01/2012    01/01/2012   01/01/2012     1/3/2012*        4/30/2012*       4/30/2012*
    TO              TO             TO            TO           TO             TO               TO               TO
12/31/2012      12/31/2012     12/31/2012    12/31/2012   12/31/2012     12/31/2012       12/31/2012       12/31/2012
-----------   -------------- -------------- -----------  ------------- -------------- ------------------ ---------------
$        0      $   19,179     $    6,160   $    48,178   $    56,304   $          0    $            0    $  2,405,072
----------      ----------     ----------   -----------   -----------   ------------    --------------    ------------

    45,182          48,449         91,812       370,369       343,226        720,825         5,581,229       2,092,774
----------      ----------     ----------   -----------   -----------   ------------    --------------    ------------
   (45,182)        (29,270)       (85,652)     (322,191)     (286,922)      (720,825)       (5,581,229)        312,298
----------      ----------     ----------   -----------   -----------   ------------    --------------    ------------

         0           1,175          2,259        48,375        14,613              0                 0               0
    (1,934)        123,375        157,652       563,527       391,430        821,901        (3,260,873)     (1,801,329)
   811,616         361,969        776,180       699,598       410,694        181,029        14,693,376       5,918,204
----------      ----------     ----------   -----------   -----------   ------------    --------------    ------------

   809,682         486,519        936,091     1,311,500       816,737      1,002,930        11,432,503       4,116,875
----------      ----------     ----------   -----------   -----------   ------------    --------------    ------------

$  764,500      $  457,249     $  850,439   $   989,309   $   529,815   $    282,105    $    5,851,274    $  4,429,173
==========      ==========     ==========   ===========   ===========   ============    ==============    ============

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A22

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF NET ASSETS
December 31, 2012

                                                                                             SUBACCOUNTS
                                                                                -------------------------------------
                                                                                 AST WESTERN    AST MFS   INVESCO VAN
                                                                                ASSET EMERGING LARGE-CAP  KAMPEN V.I.
                                                                                 MARKETS DEBT    VALUE      MID CAP
                                                                                  PORTFOLIO    PORTFOLIO  GROWTH FUND
                                                                                -------------- ---------- -----------
ASSETS
  Investment in the portfolios, at fair value..................................   $1,402,664    $867,079  $12,370,158
                                                                                  ----------    --------  -----------
  Net Assets...................................................................   $1,402,664    $867,079  $12,370,158
                                                                                  ==========    ========  ===========

NET ASSETS, representing:
  Accumulation units...........................................................   $1,402,664    $867,079  $12,370,158
                                                                                  ----------    --------  -----------
                                                                                  $1,402,664    $867,079  $12,370,158
                                                                                  ==========    ========  ===========

  Units outstanding............................................................      134,988      85,020    1,264,900
                                                                                  ==========    ========  ===========

  Portfolio shares held........................................................      134,226      84,511    3,155,653
  Portfolio net asset value per share..........................................   $    10.45    $  10.26  $      3.92
  Investment in portfolio shares, at cost......................................   $1,373,601    $857,803  $12,566,744

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                                             SUBACCOUNTS
                                                                                -------------------------------------
                                                                                 AST WESTERN    AST MFS   INVESCO VAN
                                                                                ASSET EMERGING LARGE-CAP  KAMPEN V.I.
                                                                                 MARKETS DEBT    VALUE      MID CAP
                                                                                  PORTFOLIO    PORTFOLIO  GROWTH FUND
                                                                                -------------- ---------- -----------
                                                                                  4/20/2012*   8/20/2012* 4/27/2012*
                                                                                      TO           TO         TO
                                                                                  12/31/2012   12/31/2012 12/31/2012
                                                                                -------------- ---------- -----------
INVESTMENT INCOME
  Dividend income..............................................................   $        0    $      0  $         0
                                                                                  ----------    --------  -----------

EXPENSES
  Charges to contract owners for assuming mortality risk and expense risk and
   for administration..........................................................        3,626       3,538      128,358
                                                                                  ----------    --------  -----------

NET INVESTMENT INCOME (LOSS)...................................................       (3,626)     (3,538)    (128,358)
                                                                                  ----------    --------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received.........................................            0           0        4,024
  Realized gain (loss) on shares redeemed......................................        1,203       7,966     (129,507)
  Net change in unrealized gain (loss) on investments..........................       29,062       9,276     (196,586)
                                                                                  ----------    --------  -----------

NET GAIN (LOSS) ON INVESTMENTS.................................................       30,265      17,242     (322,069)
                                                                                  ----------    --------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS..................................................................   $   26,639    $ 13,704  $  (450,427)
                                                                                  ==========    ========  ===========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A23

                     [THIS PAGE INTENTIONALLY LEFT BLANK]



                                      A24

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                  SUBACCOUNTS
                             -------------------------------------------------------------------------------------
                             AST GOLDMAN SACHS LARGE-CAP  AST T. ROWE PRICE LARGE-CAP  AST AMERICAN CENTURY INCOME
                                   VALUE PORTFOLIO              GROWTH PORTFOLIO            & GROWTH PORTFOLIO
                             ---------------------------  ---------------------------  ---------------------------
                              01/01/2012     01/01/2011    01/01/2012     01/01/2011     01/01/2012    01/01/2011
                                  TO             TO            TO             TO             TO            TO
                              12/31/2012     12/31/2011    12/31/2012     12/31/2011    05/04/2012**   12/31/2011
                             ------------  -------------  ------------  -------------  -------------  ------------
OPERATIONS
  Net investment income
   (loss)................... $ (3,821,519) $  (5,717,255) $ (6,750,797) $  (7,177,850) $  (1,272,718) $ (1,302,113)
  Capital gains
   distributions
   received.................            0              0             0              0              0             0
  Realized gain (loss) on
   shares redeemed..........    5,407,843   (125,763,088)   24,620,363     42,753,995     43,409,088   (12,746,889)
  Net change in unrealized
   gain (loss) on
   investments..............   96,094,935     72,851,684    31,533,593    (60,984,011)   (24,520,770)   13,499,154
                             ------------  -------------  ------------  -------------  -------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   97,681,259    (58,628,659)   49,403,159    (25,407,866)    17,615,600      (549,848)
                             ------------  -------------  ------------  -------------  -------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................    4,904,248      5,970,834     7,238,088      8,577,005      1,403,830     4,033,242
  Annuity Payments..........   (1,310,255)    (1,671,274)     (239,238)      (285,642)      (185,924)     (308,833)
  Surrenders, withdrawals
   and death benefits.......  (64,616,464)   (82,874,116)  (28,106,023)   (30,889,290)    (7,506,185)  (20,461,409)
  Net transfers between
   other subaccounts or
   fixed rate option........   (6,570,861)   (97,264,056)   44,979,353    (72,295,849)  (204,779,392)   (1,800,416)
  Withdrawal and other
   charges..................   (1,129,256)    (1,197,156)   (1,654,141)    (1,489,825)      (290,624)     (712,355)
                             ------------  -------------  ------------  -------------  -------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............  (68,722,588)  (177,035,768)   22,218,039    (96,383,601)  (211,358,295)  (19,249,771)
                             ------------  -------------  ------------  -------------  -------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................   28,958,671   (235,664,427)   71,621,198   (121,791,467)  (193,742,695)  (19,799,619)

NET ASSETS
  Beginning of period.......  585,045,700    820,710,127   317,827,974    439,619,441    193,742,695   213,542,314
                             ------------  -------------  ------------  -------------  -------------  ------------
  End of period............. $614,004,371  $ 585,045,700  $389,449,172  $ 317,827,974  $           0  $193,742,695
                             ============  =============  ============  =============  =============  ============

  Beginning units...........   48,461,725     62,933,172    28,909,956     38,964,872     16,134,104    18,065,396
                             ------------  -------------  ------------  -------------  -------------  ------------
  Units issued..............   16,333,949     22,499,121    18,819,444     20,023,170      4,931,574    10,718,039
  Units redeemed............  (21,948,705)   (36,970,568)  (17,060,957)   (30,078,086)   (21,065,678)  (12,649,331)
                             ------------  -------------  ------------  -------------  -------------  ------------
  Ending units..............   42,846,969     48,461,725    30,668,443     28,909,956              0    16,134,104
                             ============  =============  ============  =============  =============  ============

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A25

                                                  SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
   AST SCHRODERS MULTI-ASSET                                          AST COHEN & STEERS         AST J.P. MORGAN STRATEGIC
  WORLD STRATEGIES PORTFOLIO        AST MONEY MARKET PORTFOLIO         REALTY PORTFOLIO           OPPORTUNITIES PORTFOLIO
------------------------------    ------------------------------  --------------------------  ------------------------------
  01/01/2012        01/01/2011      01/01/2012      01/01/2011     01/01/2012    01/01/2011     01/01/2012      01/01/2011
      TO                TO              TO              TO             TO            TO             TO              TO
  12/31/2012        12/31/2011      12/31/2012      12/31/2011     12/31/2012    12/31/2011     12/31/2012      12/31/2011
--------------    --------------  --------------  --------------  ------------  ------------  --------------  --------------
$    2,899,868    $   (2,826,099) $  (18,933,870) $  (24,063,222) $   (320,879) $ (1,589,892) $   (3,247,966) $  (11,280,277)
             0        11,991,396               0               0             0             0               0               0

    23,339,272        52,575,379               0               0     9,875,342    24,073,788      31,157,508      82,832,023
    67,084,291      (152,698,684)              0               0     9,879,470   (21,271,708)     67,697,640    (102,760,913)
--------------    --------------  --------------  --------------  ------------  ------------  --------------  --------------

    93,323,431       (90,958,008)    (18,933,870)    (24,063,222)   19,433,933     1,212,188      95,607,182     (31,209,167)
--------------    --------------  --------------  --------------  ------------  ------------  --------------  --------------


    35,016,747        49,873,671      20,995,395      29,376,740     3,790,348     3,358,409      27,682,144      35,100,766
      (334,605)         (332,002)     (6,114,420)     (6,903,392)     (184,552)     (209,692)       (371,195)       (584,837)
   (44,978,740)      (50,316,501)   (751,948,849)   (861,397,298)  (15,558,278)  (16,704,252)    (63,088,822)    (65,453,774)


    78,739,758      (303,631,317)    516,041,574     653,077,783    19,656,021   (24,332,342)     56,256,695    (213,108,427)
    (8,588,490)       (8,924,290)     (2,808,492)     (3,095,711)     (627,353)     (535,480)     (7,315,869)     (7,248,205)
--------------    --------------  --------------  --------------  ------------  ------------  --------------  --------------






    59,854,670      (313,330,439)   (223,834,792)   (188,941,878)    7,076,186   (38,423,357)     13,162,953    (251,294,477)
--------------    --------------  --------------  --------------  ------------  ------------  --------------  --------------



   153,178,101      (404,288,447)   (242,768,662)   (213,005,100)   26,510,119   (37,211,169)    108,770,135    (282,503,644)

 1,050,409,895     1,454,698,342   1,291,154,111   1,504,159,211   144,881,512   182,092,681   1,104,132,027   1,386,635,671
--------------    --------------  --------------  --------------  ------------  ------------  --------------  --------------
$1,203,587,996    $1,050,409,895  $1,048,385,449  $1,291,154,111  $171,391,631  $144,881,512  $1,212,902,162  $1,104,132,027
==============    ==============  ==============  ==============  ============  ============  ==============  ==============

    86,929,916       114,494,642     118,372,984     136,125,996     5,853,783     7,796,162      85,670,935     105,939,651
--------------    --------------  --------------  --------------  ------------  ------------  --------------  --------------
    53,546,456        66,759,144     255,513,366     397,588,540     4,403,366     5,607,773      28,471,622      38,826,314
   (49,470,393)      (94,323,870)   (277,025,387)   (415,341,552)   (4,173,446)   (7,550,152)    (27,627,418)    (59,095,030)
--------------    --------------  --------------  --------------  ------------  ------------  --------------  --------------
    91,005,979        86,929,916      96,860,963     118,372,984     6,083,703     5,853,783      86,515,139      85,670,935
==============    ==============  ==============  ==============  ============  ============  ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A26

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                 SUBACCOUNTS
                             ------------------------------------------------------------------------------------
                                                                                        AST FEDERATED AGGRESSIVE
                             AST BLACKROCK VALUE PORTFOLIO  AST HIGH YIELD PORTFOLIO        GROWTH PORTFOLIO
                             ----------------------------  --------------------------  --------------------------
                              01/01/2012     01/01/2011     01/01/2012    01/01/2011    01/01/2012    01/01/2011
                                  TO             TO             TO            TO            TO            TO
                              12/31/2012     12/31/2011     12/31/2012    12/31/2011    12/31/2012    12/31/2011
                             ------------   ------------   ------------  ------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)................... $   (741,290)  $ (1,438,802)  $ 14,120,324  $ 18,912,466  $ (4,646,139) $ (3,955,821)
  Capital gains
   distributions
   received.................            0              0              0             0             0             0
  Realized gain (loss) on
   shares redeemed..........    4,774,647      9,084,568     12,107,942    11,740,016    10,961,331    35,501,966
  Net change in unrealized
   gain (loss) on
   investments..............    8,271,121    (16,044,728)    20,275,620   (22,179,741)   35,819,112   (96,640,046)
                             ------------   ------------   ------------  ------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   12,304,478     (8,398,962)    46,503,886     8,472,741    42,134,304   (65,093,901)
                             ------------   ------------   ------------  ------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................    2,777,961      3,557,248      5,650,628     5,902,396     4,595,336     5,926,585
  Annuity Payments..........     (123,347)      (179,256)      (679,138)     (700,091)     (396,101)     (424,132)
  Surrenders, withdrawals
   and death benefits.......  (12,923,283)   (14,236,904)   (53,825,385)  (48,417,301)  (26,404,218)  (28,625,423)
  Net transfers between
   other subaccounts or
   fixed rate option........   12,305,743    (21,399,131)    47,990,105   (20,146,482)    6,568,285    56,999,467
  Withdrawal and other
   charges..................     (551,195)      (470,240)    (1,080,550)     (925,866)     (838,852)     (763,309)
                             ------------   ------------   ------------  ------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............    1,485,879    (32,728,283)    (1,944,340)  (64,287,344)  (16,475,550)   33,113,188
                             ------------   ------------   ------------  ------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................   13,790,357    (41,127,245)    44,559,546   (55,814,603)   25,658,754   (31,980,713)

NET ASSETS
  Beginning of period.......  115,477,726    156,604,971    401,816,267   457,630,870   239,041,236   271,021,949
                             ------------   ------------   ------------  ------------  ------------  ------------
  End of period............. $129,268,083   $115,477,726   $446,375,813  $401,816,267  $264,699,990  $239,041,236
                             ============   ============   ============  ============  ============  ============

  Beginning units...........    9,551,439     12,805,798     24,401,300    28,185,705    18,842,097    17,171,839
                             ------------   ------------   ------------  ------------  ------------  ------------
  Units issued..............    7,092,447      8,626,944     30,793,426    34,252,510     8,832,049    18,577,905
  Units redeemed............   (7,072,465)   (11,881,303)   (31,465,641)  (38,036,915)  (10,179,080)  (16,907,647)
                             ------------   ------------   ------------  ------------  ------------  ------------
  Ending units..............    9,571,421      9,551,439     23,729,085    24,401,300    17,495,066    18,842,097
                             ============   ============   ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A27

                                            SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
                                                               AST GOLDMAN SACHS         AST GOLDMAN SACHS MID-CAP
AST MID-CAP VALUE PORTFOLIO AST SMALL-CAP VALUE PORTFOLIO CONCENTRATED GROWTH PORTFOLIO       GROWTH PORTFOLIO
-------------------------   ---------------------------   ----------------------------  ---------------------------
 01/01/2012    01/01/2011    01/01/2012      01/01/2011    01/01/2012     01/01/2011     01/01/2012     01/01/2011
     TO            TO            TO              TO            TO             TO             TO             TO
 12/31/2012    12/31/2011    12/31/2012      12/31/2011    12/31/2012     12/31/2011     12/31/2012     12/31/2011
-----------   ------------  ------------   -------------  ------------   ------------   ------------  -------------
$(1,164,172)  $ (1,124,712) $ (3,993,438)  $  (4,468,645) $ (3,395,037)  $ (4,130,485)  $ (3,672,185) $  (4,271,554)
    384,292              0             0               0             0              0     23,887,476     13,848,262
  4,825,824     17,515,609    31,261,713       3,353,780    16,245,213     26,701,347      7,249,151     35,880,797
  8,847,952    (26,480,761)   17,178,068     (33,955,880)   31,122,073    (41,394,117)     3,297,132    (68,329,758)
-----------   ------------  ------------   -------------  ------------   ------------   ------------  -------------

 12,893,896    (10,089,864)   44,446,343     (35,070,745)   43,972,249    (18,823,255)    30,761,574    (22,872,253)
-----------   ------------  ------------   -------------  ------------   ------------   ------------  -------------

  2,120,122      2,557,655     3,674,727       4,472,264     3,369,544      3,774,615      4,421,823      5,963,443
   (107,598)       (48,254)     (455,526)       (914,437)     (922,745)      (995,367)      (160,791)      (278,196)
 (8,640,869)    (9,076,701)  (34,289,208)    (42,749,896)  (29,056,289)   (39,069,653)   (17,029,077)   (21,989,591)
 10,360,712    (19,863,131)   (8,081,714)    (60,569,659)    4,564,757    (41,088,249)    23,722,744    (67,011,715)
   (423,978)      (429,896)     (646,791)       (666,108)     (752,006)      (766,894)      (968,547)      (962,016)
-----------   ------------  ------------   -------------  ------------   ------------   ------------  -------------

  3,308,389    (26,860,327)  (39,798,512)   (100,427,836)  (22,796,739)   (78,145,548)     9,986,152    (84,278,075)
-----------   ------------  ------------   -------------  ------------   ------------   ------------  -------------

 16,202,285    (36,950,191)    4,647,831    (135,498,581)   21,175,510    (96,968,803)    40,747,726   (107,150,328)

 83,072,009    120,022,200   299,669,248     435,167,829   252,218,754    349,187,557    176,795,619    283,945,947
-----------   ------------  ------------   -------------  ------------   ------------   ------------  -------------
$99,274,294   $ 83,072,009  $304,317,079   $ 299,669,248  $273,394,264   $252,218,754   $217,543,345  $ 176,795,619
===========   ============  ============   =============  ============   ============   ============  =============

  5,971,849      8,193,874    17,047,880      22,873,867    14,654,847     20,366,392     18,784,372     28,083,025
-----------   ------------  ------------   -------------  ------------   ------------   ------------  -------------
  4,768,497      5,994,011     6,676,599       9,133,876     7,425,490      7,833,167     12,819,770     14,375,967
 (4,631,578)    (8,216,036)   (8,972,054)    (14,959,863)   (7,798,872)   (13,544,712)   (12,070,524)   (23,674,620)
-----------   ------------  ------------   -------------  ------------   ------------   ------------  -------------
  6,108,768      5,971,849    14,752,425      17,047,880    14,281,465     14,654,847     19,533,618     18,784,372
===========   ============  ============   =============  ============   ============   ============  =============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A28

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                 SUBACCOUNTS
                             ------------------------------------------------------------------------------------
                             AST GOLDMAN SACHS SMALL-CAP                                  AST LORD ABBETT CORE
                                   VALUE PORTFOLIO       AST LARGE-CAP VALUE PORTFOLIO   FIXED INCOME PORTFOLIO
                             --------------------------  ----------------------------  --------------------------
                              01/01/2012    01/01/2011    01/01/2012     01/01/2011     01/01/2012    01/01/2011
                                  TO            TO            TO             TO             TO            TO
                              12/31/2012    12/31/2011    12/31/2012     12/31/2011     12/31/2012    12/31/2011
                             ------------  ------------  ------------   ------------   ------------  ------------
OPERATIONS
  Net investment income
   (loss)................... $ (1,653,832) $ (1,879,553) $  3,407,853   $ (1,036,505)  $ (1,998,829) $    158,345
  Capital gains
   distributions
   received.................            0             0             0              0      9,933,591             0
  Realized gain (loss) on
   shares redeemed..........    9,090,904    21,090,686   (18,060,034)   (41,006,222)    12,222,146    32,172,358
  Net change in unrealized
   gain (loss) on
   investments..............   10,813,631   (27,236,971)   44,012,336     24,058,436     (5,561,026)   (3,292,183)
                             ------------  ------------  ------------   ------------   ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   18,250,703    (8,025,838)   29,360,155    (17,984,291)    14,595,882    29,038,520
                             ------------  ------------  ------------   ------------   ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................    3,515,813     3,828,961     2,903,622      3,062,914      5,574,949     5,220,652
  Annuity Payments..........     (179,193)     (152,458)     (512,833)      (549,633)    (1,017,901)     (883,012)
  Surrenders, withdrawals
   and death benefits.......  (13,580,188)  (16,139,555)  (19,975,685)   (24,143,808)   (37,417,105)  (42,889,495)
  Net transfers between
   other subaccounts or
   fixed rate option........   15,372,327   (28,681,504)    4,084,776    (22,861,417)    18,192,685     8,228,451
  Withdrawal and other
   charges..................     (741,651)     (708,246)     (484,973)      (438,494)    (1,193,938)     (783,088)
                             ------------  ------------  ------------   ------------   ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............    4,387,108   (41,852,802)  (13,985,093)   (44,930,438)   (15,861,310)  (31,106,492)
                             ------------  ------------  ------------   ------------   ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................   22,637,811   (49,878,640)   15,375,062    (62,914,729)    (1,265,428)   (2,067,972)

NET ASSETS
  Beginning of period.......  137,759,786   187,638,426   210,441,009    273,355,738    362,864,454   364,932,426
                             ------------  ------------  ------------   ------------   ------------  ------------
  End of period............. $160,397,597  $137,759,786  $225,816,071   $210,441,009   $361,599,026  $362,864,454
                             ============  ============  ============   ============   ============  ============

  Beginning units...........    6,118,063     8,417,861    19,081,743     23,212,601     21,912,160    23,841,848
                             ------------  ------------  ------------   ------------   ------------  ------------
  Units issued..............    4,817,040     5,777,786     6,823,123      7,349,084     15,475,748    21,990,552
  Units redeemed............   (4,628,454)   (8,077,584)   (7,821,807)   (11,479,942)   (16,471,254)  (23,920,240)
                             ------------  ------------  ------------   ------------   ------------  ------------
  Ending units..............    6,306,649     6,118,063    18,083,059     19,081,743     20,916,654    21,912,160
                             ============  ============  ============   ============   ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A29

                                             SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
 AST MARSICO CAPITAL GROWTH                                    AST NEUBERGER BERMAN       AST NEUBERGER BERMAN/LSV
          PORTFOLIO              AST MFS GROWTH PORTFOLIO    MID-CAP GROWTH PORTFOLIO     MID-CAP VALUE PORTFOLIO
----------------------------    --------------------------  --------------------------  ---------------------------
 01/01/2012       01/01/2011     01/01/2012    01/01/2011    01/01/2012    01/01/2011    01/01/2012     01/01/2011
     TO               TO             TO            TO            TO            TO            TO             TO
 12/31/2012       12/31/2011     12/31/2012    12/31/2011    12/31/2012    12/31/2011    12/31/2012     12/31/2011
------------    --------------  ------------  ------------  ------------  ------------  ------------  -------------
$(10,910,033)   $  (14,131,074) $ (3,576,920) $ (2,909,325) $ (4,190,831) $ (4,682,145) $ (1,850,648) $  (2,910,640)
           0                 0             0             0             0             0             0              0
  17,885,416       (43,368,325)    4,590,649    12,090,963     3,038,351     6,104,838     1,475,466    (28,581,324)
  70,490,796        18,767,710    28,475,389   (17,208,154)   28,111,503    (7,139,834)   46,868,042      8,653,180
------------    --------------  ------------  ------------  ------------  ------------  ------------  -------------
  77,466,179       (38,731,689)   29,489,118    (8,026,516)   26,959,023    (5,717,141)   46,492,860    (22,838,784)
------------    --------------  ------------  ------------  ------------  ------------  ------------  -------------

   7,512,669        10,914,342     2,743,808     3,000,620     3,910,178     4,585,361     5,089,238      3,918,405
    (982,728)       (1,426,450)     (456,042)     (559,140)     (556,787)     (820,112)     (975,124)    (1,129,715)
 (83,270,686)     (104,739,271)  (20,895,366)  (23,802,179)  (29,369,480)  (36,887,666)  (36,136,969)   (46,957,784)
    (460,268)     (143,982,413)   13,233,299   (21,928,953)   (1,222,518)  (33,725,188)   (3,989,373)   (50,108,684)
  (1,514,498)       (1,587,378)     (620,570)     (583,444)     (778,166)     (758,771)     (765,271)      (791,591)
------------    --------------  ------------  ------------  ------------  ------------  ------------  -------------
 (78,715,511)     (240,821,170)   (5,994,871)  (43,873,096)  (28,016,773)  (67,606,376)  (36,777,499)   (95,069,369)
------------    --------------  ------------  ------------  ------------  ------------  ------------  -------------
  (1,249,332)     (279,552,859)   23,494,247   (51,899,612)   (1,057,750)  (73,323,517)    9,715,361   (117,908,153)

 760,715,824     1,040,268,683   194,860,230   246,759,842   260,507,870   333,831,387   321,823,112    439,731,265
------------    --------------  ------------  ------------  ------------  ------------  ------------  -------------
$759,466,492    $  760,715,824  $218,354,477  $194,860,230  $259,450,120  $260,507,870  $331,538,473  $ 321,823,112
============    ==============  ============  ============  ============  ============  ============  =============
  60,823,714        80,567,878    21,613,368    26,572,815    13,725,370    17,725,221    14,976,319     19,867,902
------------    --------------  ------------  ------------  ------------  ------------  ------------  -------------
  20,813,270        27,022,502     8,401,768     6,697,010     7,324,034    10,730,375     6,064,924      8,656,249
 (26,818,850)      (46,766,666)   (9,146,702)  (11,656,457)   (8,492,553)  (14,730,226)   (7,682,859)   (13,547,832)
------------    --------------  ------------  ------------  ------------  ------------  ------------  -------------
  54,818,134        60,823,714    20,868,434    21,613,368    12,556,851    13,725,370    13,358,384     14,976,319
============    ==============  ============  ============  ============  ============  ============  =============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A30

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                   SUBACCOUNTS
                             ---------------------------------------------------------------------------------------
                                AST SMALL-CAP GROWTH      AST PIMCO LIMITED MATURITY    AST PIMCO TOTAL RETURN BOND
                                      PORTFOLIO                 BOND PORTFOLIO                   PORTFOLIO
                             --------------------------  ---------------------------  ------------------------------
                              01/01/2012    01/01/2011    01/01/2012     01/01/2011     01/01/2012      01/01/2011
                                  TO            TO            TO             TO             TO              TO
                              12/31/2012    12/31/2011    12/31/2012     12/31/2011     12/31/2012      12/31/2011
                             ------------  ------------  ------------  -------------  --------------  --------------
OPERATIONS
  Net investment income
   (loss)................... $ (2,274,294) $ (2,823,963) $ (3,214,161) $  (5,984,824) $   21,927,716  $    3,284,701
  Capital gains
   distributions
   received.................            0             0    21,616,209     13,471,974      23,937,171      83,141,879
  Realized gain (loss) on
   shares redeemed..........    8,866,631    27,887,263    (7,621,877)   (17,266,333)     32,456,405      25,439,629
  Net change in unrealized
   gain (loss) on
   investments..............    4,222,757   (35,109,172)    9,908,128     14,020,031      82,241,310     (75,247,773)
                             ------------  ------------  ------------  -------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   10,815,094   (10,045,872)   20,688,299      4,240,848     160,562,602      36,618,436
                             ------------  ------------  ------------  -------------  --------------  --------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................    2,945,194     3,470,958    11,144,632      7,455,456      51,352,936      57,976,726
  Annuity Payments..........     (149,729)     (192,269)   (1,880,728)    (2,151,057)     (3,142,255)     (3,922,568)
  Surrenders, withdrawals
   and death benefits.......  (13,270,038)  (15,756,290)  (86,795,007)  (101,155,118)   (179,927,192)   (208,986,537)
  Net transfers between
   other subaccounts or
   fixed rate option........    7,970,487   (35,071,602)   32,389,561    (54,254,745)    288,150,275    (400,298,583)
  Withdrawal and other
   charges..................     (513,453)     (547,104)   (1,580,499)    (1,523,160)    (11,466,237)    (11,062,747)
                             ------------  ------------  ------------  -------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............   (3,017,539)  (48,096,307)  (46,722,041)  (151,628,624)    144,967,527    (566,293,711)
                             ------------  ------------  ------------  -------------  --------------  --------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................    7,797,555   (58,142,179)  (26,033,742)  (147,387,776)    305,530,129    (529,675,275)

NET ASSETS
  Beginning of period.......  123,713,528   181,855,707   698,888,462    846,276,238   2,058,427,690   2,588,102,965
                             ------------  ------------  ------------  -------------  --------------  --------------
  End of period............. $131,511,083  $123,713,528  $672,854,720  $ 698,888,462  $2,363,957,819  $2,058,427,690
                             ============  ============  ============  =============  ==============  ==============

  Beginning units...........    7,731,366    11,233,517    51,458,919     62,861,740     129,699,948     166,002,437
                             ------------  ------------  ------------  -------------  --------------  --------------
  Units issued..............    6,769,443     9,400,306    25,458,708     28,396,711      71,285,520      81,008,847
  Units redeemed............   (7,052,658)  (12,902,457)  (29,125,613)   (39,799,532)    (62,308,739)   (117,311,336)
                             ------------  ------------  ------------  -------------  --------------  --------------
  Ending units..............    7,448,151     7,731,366    47,792,014     51,458,919     138,676,729     129,699,948
                             ============  ============  ============  =============  ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A31

                                              SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------
 AST T. ROWE PRICE EQUITY       AST QMA US EQUITY ALPHA    AST T. ROWE PRICE NATURAL       AST T. ROWE PRICE ASSET
     INCOME PORTFOLIO                  PORTFOLIO              RESOURCES PORTFOLIO           ALLOCATION PORTFOLIO
--------------------------    --------------------------  ---------------------------  ------------------------------
 01/01/2012      01/01/2011    01/01/2012    01/01/2011    01/01/2012     01/01/2011     01/01/2012      01/01/2011
     TO              TO            TO            TO            TO             TO             TO              TO
 12/31/2012      12/31/2011    12/31/2012    12/31/2011    12/31/2012     12/31/2011     12/31/2012      12/31/2011
------------    ------------  ------------  ------------  ------------  -------------  --------------  --------------
$ (2,869,736)   $ (1,325,434) $   (910,313) $   (993,010) $ (3,185,101) $  (3,930,421) $   (8,257,267) $  (11,028,115)
           0               0             0             0             0              0      14,470,571               0
   9,502,916     (28,013,055)    2,380,106   (11,461,297)    2,275,657     21,413,168      46,039,654     146,998,680
  16,374,061      19,114,157    16,642,367    12,359,598     2,203,945    (96,148,761)    126,550,775    (169,064,948)
------------    ------------  ------------  ------------  ------------  -------------  --------------  --------------

  23,007,241     (10,224,332)   18,112,160       (94,709)    1,294,501    (78,666,014)    178,803,733     (33,094,383)
------------    ------------  ------------  ------------  ------------  -------------  --------------  --------------

   3,295,289       3,041,501     2,133,433     1,436,849     7,197,280     10,853,353      43,715,135      48,970,099
    (129,653)       (140,443)     (158,120)     (242,746)     (260,720)      (432,241)     (1,128,271)       (797,066)
 (14,960,889)    (14,527,400)  (14,748,345)  (15,604,252)  (21,941,398)   (30,904,202)    (79,062,409)    (84,890,784)
  44,772,819     (21,233,340)   15,474,068    (1,621,947)   13,629,642    (52,820,754)    268,259,448    (160,632,043)
    (467,022)       (365,871)     (371,154)     (279,783)   (1,395,012)    (1,644,540)    (11,080,808)     (9,771,800)
------------    ------------  ------------  ------------  ------------  -------------  --------------  --------------

  32,510,544     (33,225,553)    2,329,882   (16,311,879)   (2,770,208)   (74,948,384)    220,703,095    (207,121,594)
------------    ------------  ------------  ------------  ------------  -------------  --------------  --------------

  55,517,785     (43,449,885)   20,442,042   (16,406,588)   (1,475,707)  (153,614,398)    399,506,828    (240,215,977)

 138,958,823     182,408,708   107,997,241   124,403,829   255,475,538    409,089,936   1,511,842,352   1,752,058,329
------------    ------------  ------------  ------------  ------------  -------------  --------------  --------------
$194,476,608    $138,958,823  $128,439,283  $107,997,241  $253,999,831  $ 255,475,538  $1,911,349,180  $1,511,842,352
============    ============  ============  ============  ============  =============  ==============  ==============

  12,887,510      16,262,361     9,571,807    11,194,402     9,670,862     13,162,652     105,877,741     122,828,179
------------    ------------  ------------  ------------  ------------  -------------  --------------  --------------
   9,440,381       6,278,415     6,223,197     5,859,703     7,915,341     11,853,388      51,229,229      57,576,886
  (6,754,780)     (9,653,266)   (6,008,451)   (7,482,298)   (8,035,735)   (15,345,178)    (36,835,361)    (74,527,324)
------------    ------------  ------------  ------------  ------------  -------------  --------------  --------------
  15,573,111      12,887,510     9,786,553     9,571,807     9,550,468      9,670,862     120,271,609     105,877,741
============    ============  ============  ============  ============  =============  ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A32

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                 SUBACCOUNTS
                             --------------------------------------------------------------------------------------
                                  AST INTERNATIONAL                                      AST JPMORGAN INTERNATIONAL
                                   VALUE PORTFOLIO       AST MFS GLOBAL EQUITY PORTFOLIO      EQUITY PORTFOLIO
                             --------------------------  ------------------------------  --------------------------
                              01/01/2012    01/01/2011    01/01/2012      01/01/2011      01/01/2012    01/01/2011
                                  TO            TO            TO              TO              TO            TO
                              12/31/2012    12/31/2011    12/31/2012      12/31/2011      12/31/2012    12/31/2011
                             ------------  ------------   ------------    ------------   ------------  ------------
OPERATIONS
  Net investment income
   (loss)................... $  1,018,108  $   (547,359) $   (694,968)   $ (1,580,645)   $    442,850  $   (660,864)
  Capital gains
   distributions
   received.................            0             0             0               0               0             0
  Realized gain (loss) on
   shares redeemed..........    6,738,173   (24,404,324)    5,390,085      11,062,750       1,520,190    (7,391,342)
  Net change in unrealized
   gain (loss) on
   investments..............   10,502,501    (4,054,056)   20,912,421     (21,056,789)     31,260,141   (21,283,390)
                             ------------  ------------   ------------    ------------   ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   18,258,782   (29,005,739)   25,607,538     (11,574,684)     33,223,181   (29,335,596)
                             ------------  ------------   ------------    ------------   ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................    2,717,815     3,367,835     3,495,194       3,694,358       3,317,275     4,590,456
  Annuity Payments..........      (81,139)     (326,425)     (145,257)       (218,130)       (255,974)     (424,952)
  Surrenders, withdrawals
   and death benefits.......  (11,593,838)  (15,279,066)  (10,129,138)    (11,753,511)    (17,422,175)  (23,379,503)
  Net transfers between
   other subaccounts or
   fixed rate option........     (705,786)  (24,504,531)   22,739,374     (12,140,956)     17,902,254   (35,321,489)
  Withdrawal and other
   charges..................     (474,757)     (539,184)     (756,719)       (650,835)       (771,735)     (815,940)
                             ------------  ------------   ------------    ------------   ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............  (10,137,705)  (37,281,371)   15,203,454     (21,069,075)      2,769,645   (55,351,428)
                             ------------  ------------   ------------    ------------   ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................    8,121,077   (66,287,110)   40,810,992     (32,643,759)     35,992,826   (84,687,024)

NET ASSETS
  Beginning of period.......  134,221,901   200,509,011   117,106,640     149,750,399     170,765,426   255,452,450
                             ------------  ------------   ------------    ------------   ------------  ------------
  End of period............. $142,342,978  $134,221,901  $157,917,632    $117,106,640    $206,758,252  $170,765,426
                             ============  ============   ============    ============   ============  ============

  Beginning units...........   11,036,015    14,189,326     7,715,607       9,439,564      11,107,534    15,322,476
                             ------------  ------------   ------------    ------------   ------------  ------------
  Units issued..............    4,541,241     6,019,493     6,067,812       6,456,162       8,215,704     9,069,266
  Units redeemed............   (5,064,487)   (9,172,804)   (5,197,983)     (8,180,119)     (7,740,686)  (13,284,208)
                             ------------  ------------   ------------    ------------   ------------  ------------
  Ending units..............   10,512,769    11,036,015     8,585,436       7,715,607      11,582,552    11,107,534
                             ============  ============   ============    ============   ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A33

                                               SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------
 AST T. ROWE PRICE GLOBAL          AST INTERNATIONAL        AST WELLINGTON MANAGEMENT      AST CAPITAL GROWTH ASSET
      BOND PORTFOLIO                GROWTH PORTFOLIO         HEDGED EQUITY PORTFOLIO         ALLOCATION PORTFOLIO
--------------------------    ---------------------------  --------------------------  -------------------------------
 01/01/2012      01/01/2011    01/01/2012     01/01/2011    01/01/2012    01/01/2011     01/01/2012       01/01/2011
     TO              TO            TO             TO            TO            TO             TO               TO
 12/31/2012      12/31/2011    12/31/2012     12/31/2011    12/31/2012    12/31/2011     12/31/2012       12/31/2011
------------    ------------  ------------  -------------  ------------  ------------  --------------  ---------------
$  2,286,726    $  3,102,751  $ (2,646,796) $  (5,873,875) $ (3,821,920) $ (3,482,790) $  (43,111,123) $   (61,874,914)
   4,827,768       2,363,342             0              0             0             0               0                0
   1,631,275       2,106,360    18,031,898    (99,181,140)    7,783,595    21,953,853     147,068,848      241,461,820
     445,173         182,262    55,061,085     17,425,212    15,291,495   (38,094,249)    281,936,075     (466,961,847)
------------    ------------  ------------  -------------  ------------  ------------  --------------  ---------------

   9,190,942       7,754,715    70,446,187    (87,629,803)   19,253,170   (19,623,186)    385,893,800     (287,374,941)
------------    ------------  ------------  -------------  ------------  ------------  --------------  ---------------

   4,761,816       4,639,074     4,437,779      6,296,977     9,643,171     8,700,260     102,124,963      125,072,586
    (537,155)       (395,177)     (585,926)      (892,622)      (86,818)     (232,918)     (1,225,306)        (764,241)
 (27,019,555)    (31,214,720)  (44,277,496)   (59,587,711)  (15,269,194)  (16,957,074)   (189,439,213)    (209,081,802)
   4,533,829     (34,013,365)   (8,351,411)   (69,267,939)   42,221,772   (26,982,548)    291,310,099     (868,912,976)
    (891,664)       (868,318)     (838,991)      (945,226)   (1,327,792)   (1,014,731)    (17,672,437)     (17,462,296)
------------    ------------  ------------  -------------  ------------  ------------  --------------  ---------------

 (19,152,729)    (61,852,506)  (49,616,045)  (124,396,521)   35,181,139   (36,487,011)    185,098,106     (971,148,729)
------------    ------------  ------------  -------------  ------------  ------------  --------------  ---------------
  (9,961,787)    (54,097,791)   20,830,142   (212,026,324)   54,434,309   (56,110,197)    570,991,906   (1,258,523,670)

 274,526,078     328,623,869   405,957,355    617,983,679   209,446,477   265,556,674   3,434,051,640    4,692,575,310
------------    ------------  ------------  -------------  ------------  ------------  --------------  ---------------
$264,564,291    $274,526,078  $426,787,497  $ 405,957,355  $263,880,786  $209,446,477  $4,005,043,546  $ 3,434,051,640
============    ============  ============  =============  ============  ============  ==============  ===============

  17,356,545      21,421,713    27,343,227     35,392,062    22,133,953    26,699,884     341,315,862      445,215,821
------------    ------------  ------------  -------------  ------------  ------------  --------------  ---------------
   7,953,115      11,979,825     9,613,259     12,351,757    17,099,031    23,118,295     160,308,172      181,984,909
  (9,187,200)    (16,044,993)  (12,753,527)   (20,400,592)  (13,676,932)  (27,684,226)   (145,929,977)    (285,884,868)
------------    ------------  ------------  -------------  ------------  ------------  --------------  ---------------
  16,122,460      17,356,545    24,202,959     27,343,227    25,556,052    22,133,953     355,694,057      341,315,862
============    ============  ============  =============  ============  ============  ==============  ===============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A34

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                       SUBACCOUNTS
                             ----------------------------------------------------------------------------------------------
                              AST ACADEMIC STRATEGIES ASSET        AST BALANCED ASSET            AST PRESERVATION ASSET
                                  ALLOCATION PORTFOLIO            ALLOCATION PORTFOLIO            ALLOCATION PORTFOLIO
                             ------------------------------  ------------------------------  ------------------------------
                               01/01/2012      01/01/2011      01/01/2012      01/01/2011      01/01/2012      01/01/2011
                                   TO              TO              TO              TO              TO              TO
                               12/31/2012      12/31/2011      12/31/2012      12/31/2011      12/31/2012      12/31/2011
                             --------------  --------------  --------------  --------------  --------------  --------------
OPERATIONS
  Net investment income
   (loss)................... $  (29,065,144) $  (46,780,491) $  (23,619,238) $  (33,667,533) $  (21,142,773) $  (26,875,383)
  Capital gains
   distributions
   received.................              0               0      84,342,530               0     163,050,575               0
  Realized gain (loss) on
   shares redeemed..........    151,188,536      (9,166,449)     71,744,620     279,047,750      75,017,692      63,487,770
  Net change in unrealized
   gain (loss) on
   investments..............    181,354,900    (155,428,452)    123,312,761    (380,354,601)      6,844,756     (67,893,707)
                             --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............    303,478,292    (211,375,392)    255,780,673    (134,974,384)    223,770,250     (31,281,320)
                             --------------  --------------  --------------  --------------  --------------  --------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................     74,119,535      94,255,297      56,949,344      82,109,332      55,278,691      62,241,153
  Annuity Payments..........       (934,535)     (2,490,528)     (1,673,558)     (1,021,131)       (581,067)     (1,012,724)
  Surrenders, withdrawals
   and death benefits.......   (160,415,685)   (185,058,813)   (138,117,145)   (149,010,258)   (189,725,060)   (210,140,797)
  Net transfers between
   other subaccounts or
   fixed rate option........    132,489,013    (596,423,569)    256,056,051    (469,447,480)    157,803,489      40,074,379
  Withdrawal and other
   charges..................    (16,008,153)    (16,269,286)    (17,021,674)    (16,257,456)    (14,477,097)    (13,596,816)
                             --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............     29,250,175    (705,986,899)    156,193,018    (553,626,993)      8,298,956    (122,434,805)
                             --------------  --------------  --------------  --------------  --------------  --------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................    332,728,467    (917,362,291)    411,973,691    (688,601,377)    232,069,206    (153,716,125)

NET ASSETS
  Beginning of period.......  2,989,751,473   3,907,113,764   2,435,193,261   3,123,794,638   2,684,655,281   2,838,371,406
                             --------------  --------------  --------------  --------------  --------------  --------------
  End of period............. $3,322,479,940  $2,989,751,473  $2,847,166,952  $2,435,193,261  $2,916,724,487  $2,684,655,281
                             ==============  ==============  ==============  ==============  ==============  ==============

  Beginning units...........    294,848,532     367,637,929     228,059,866     283,878,686     235,261,368     246,540,507
                             --------------  --------------  --------------  --------------  --------------  --------------
  Units issued..............    108,935,398     130,962,410      87,013,298     117,517,172      71,082,145     111,625,366
  Units redeemed............   (107,737,065)   (203,751,807)    (74,056,079)   (173,335,992)    (70,691,949)   (122,904,505)
                             --------------  --------------  --------------  --------------  --------------  --------------
  Ending units..............    296,046,865     294,848,532     241,017,085     228,059,866     235,651,564     235,261,368
                             ==============  ==============  ==============  ==============  ==============  ==============


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A35

                                              SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------
    AST SCHRODERS GLOBAL          AST CLS MODERATE ASSET       AST J.P. MORGAN GLOBAL     AST HORIZON MODERATE ASSET
     TACTICAL PORTFOLIO            ALLOCATION PORTFOLIO          THEMATIC PORTFOLIO          ALLOCATION PORTFOLIO
---------------------------    ---------------------------  ---------------------------  ---------------------------
 01/01/2012       01/01/2011    01/01/2012     01/01/2011    01/01/2012     01/01/2011    01/01/2012     01/01/2011
     TO               TO            TO             TO            TO             TO            TO             TO
 12/31/2012       12/31/2011    12/31/2012     12/31/2011    12/31/2012     12/31/2011    12/31/2012     12/31/2011
------------    -------------  ------------  -------------  ------------  -------------  ------------  -------------
$ (8,047,680)   $  (9,260,336) $(10,274,177) $ (12,030,416) $ (7,974,994) $  (8,942,906) $ (9,476,763) $ (10,452,701)
   3,019,041        6,266,719    23,034,224     14,210,930     4,046,195     27,853,009    21,683,906     41,850,951
  17,035,331       25,370,469    20,530,041     65,602,675    12,687,758     14,610,418    13,280,181     46,037,084
  62,181,867      (81,952,076)   31,730,924   (118,749,848)   52,754,414    (74,377,582)   37,532,849   (109,286,499)
------------    -------------  ------------  -------------  ------------  -------------  ------------  -------------

  74,188,559      (59,575,224)   65,021,012    (50,966,659)   61,513,373    (40,857,061)   63,020,173    (31,851,165)
------------    -------------  ------------  -------------  ------------  -------------  ------------  -------------

  19,569,297       25,853,899    21,832,659     26,703,160    20,673,100     27,423,747    22,824,309     24,621,718
     (47,070)          (1,493)      (98,201)        (9,695)     (251,244)          (259)     (155,509)       (49,113)
 (20,485,709)     (19,211,983)  (36,790,180)   (36,018,539)  (18,173,985)   (18,163,796)  (32,132,836)   (26,406,284)
 163,299,049     (151,922,742)   75,429,149   (117,993,820)   50,139,634    (97,346,321)   49,205,514   (104,552,695)
  (5,162,545)      (4,838,865)   (6,905,879)    (6,639,657)   (5,205,379)    (4,891,468)   (6,805,739)    (6,430,478)
------------    -------------  ------------  -------------  ------------  -------------  ------------  -------------

 157,173,022     (150,121,184)   53,467,548   (133,958,551)   47,182,126    (92,978,097)   32,935,739   (112,816,852)
------------    -------------  ------------  -------------  ------------  -------------  ------------  -------------

 231,361,581     (209,696,408)  118,488,560   (184,925,210)  108,695,499   (133,835,158)   95,955,912   (144,668,017)

 498,579,817      708,276,225   788,152,760    973,077,970   547,517,727    681,352,885   767,335,898    912,003,915
------------    -------------  ------------  -------------  ------------  -------------  ------------  -------------
$729,941,398    $ 498,579,817  $906,641,320  $ 788,152,760  $656,213,226  $ 547,517,727  $863,291,810  $ 767,335,898
============    =============  ============  =============  ============  =============  ============  =============

  49,794,863       67,762,156    83,953,848     99,996,567    56,706,824     68,780,259    76,501,222     88,962,542
------------    -------------  ------------  -------------  ------------  -------------  ------------  -------------
  45,975,741       48,571,414    37,511,390     47,421,947    38,229,964     50,478,380    28,535,024     38,979,157
 (31,856,769)     (66,538,707)  (32,477,163)   (63,464,666)  (34,188,960)   (62,551,815)  (25,568,170)   (51,440,477)
------------    -------------  ------------  -------------  ------------  -------------  ------------  -------------
  63,913,835       49,794,863    88,988,075     83,953,848    60,747,828     56,706,824    79,468,076     76,501,222
============    =============  ============  =============  ============  =============  ============  =============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A36

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                               SUBACCOUNTS
                             ------------------------------------------------------------------------------
                               AST FI PYRAMIS(R) ASSET   AST WESTERN ASSET CORE PLUS
                                ALLOCATION PORTFOLIO           BOND PORTFOLIO         DAVIS VALUE PORTFOLIO
                             --------------------------  --------------------------  ----------------------
                              01/01/2012    01/01/2011    01/01/2012    01/01/2011   01/01/2012  01/01/2011
                                  TO            TO            TO            TO           TO          TO
                              12/31/2012    12/31/2011    12/31/2012    12/31/2011   12/31/2012  12/31/2011
                             ------------  ------------  ------------  ------------  ----------  ----------
OPERATIONS
  Net investment income
   (loss)................... $ (4,108,932) $ (5,361,693) $  6,758,114  $  3,505,801  $    1,668  $   (9,321)
  Capital gains
   distributions
   received.................            0    12,971,083    14,416,767     5,948,414      68,443      95,038
  Realized gain (loss) on
   shares redeemed..........    6,168,893     9,452,561     6,750,157    21,240,637     (62,379)   (101,483)
  Net change in unrealized
   gain (loss) on
   investments..............   29,984,067   (46,524,473)   (3,889,687)  (13,458,736)    121,473     (60,276)
                             ------------  ------------  ------------  ------------  ----------  ----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   32,044,028   (29,462,522)   24,035,351    17,236,116     129,205     (76,042)
                             ------------  ------------  ------------  ------------  ----------  ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................   12,574,854    13,428,276     8,630,992    12,187,071       5,228       3,534
  Annuity Payments..........      (34,633)       (5,123)     (227,638)      (73,463)     (1,349)     (7,537)
  Surrenders, withdrawals
   and death benefits.......  (11,271,651)  (10,623,303)  (27,856,440)  (23,403,454)   (164,929)   (313,851)
  Net transfers between
   other subaccounts or
   fixed rate option........   57,811,076   (57,887,859)   37,544,947   (15,227,395)    (16,165)    (24,499)
  Withdrawal and other
   charges..................   (2,558,826)   (2,478,312)   (2,559,983)   (2,286,448)     (4,047)     (4,423)
                             ------------  ------------  ------------  ------------  ----------  ----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............   56,520,820   (57,566,321)   15,531,878   (28,803,689)   (181,262)   (346,776)
                             ------------  ------------  ------------  ------------  ----------  ----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................   88,564,848   (87,028,843)   39,567,229   (11,567,573)    (52,057)   (422,818)

NET ASSETS
  Beginning of period.......  271,363,870   358,392,713   388,750,590   400,318,163   1,191,039   1,613,857
                             ------------  ------------  ------------  ------------  ----------  ----------
  End of period............. $359,928,718  $271,363,870  $428,317,819  $388,750,590  $1,138,982  $1,191,039
                             ============  ============  ============  ============  ==========  ==========

  Beginning units...........   29,299,088    37,008,706    34,469,621    37,019,192     115,205     147,415
                             ------------  ------------  ------------  ------------  ----------  ----------
  Units issued..............   21,307,734    26,500,426    24,987,155    33,159,444       5,533       8,218
  Units redeemed............  (15,848,242)  (34,210,044)  (23,669,020)  (35,709,015)    (21,986)    (40,428)
                             ------------  ------------  ------------  ------------  ----------  ----------
  Ending units..............   34,758,580    29,299,088    35,787,756    34,469,621      98,752     115,205
                             ============  ============  ============  ============  ==========  ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A37

                                      SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - COLUMBIA VARIABLE PORTFOLIO - COLUMBIA VARIABLE PORTFOLIO - PRUDENTIAL SP INTERNATIONAL
  ASSET ALLOCATION FUND           MONEY MARKET FUND         SMALL COMPANY GROWTH FUND         GROWTH PORTFOLIO
----------------------------  ----------------------------  -------------------------     --------------------------
 01/01/2012     01/01/2011     01/01/2012     01/01/2011    01/01/2012     01/01/2011      01/01/2012    01/01/2011
     TO             TO             TO             TO            TO             TO              TO            TO
 12/31/2012     12/31/2011     12/31/2012     12/31/2011    12/31/2012     12/31/2011      12/31/2012    12/31/2011
 -----------    -----------    -----------    -----------   ----------     ----------     -----------   -----------
$    59,873    $    89,967    $   (11,939)   $   (12,693)    $ (3,971)     $  (4,795)     $   (74,697)  $   (26,034)
          0              0              0              0            0              0                0             0
   (173,431)       113,317              0              0       11,430         54,949          751,249       601,132
    710,022       (271,869)             0              0       33,751        (66,559)         819,066    (2,269,835)
 -----------    -----------    -----------    -----------    --------      ---------      -----------   -----------

    596,464        (68,585)       (11,939)       (12,693)      41,210        (16,405)       1,495,618    (1,694,737)
 -----------    -----------    -----------    -----------    --------      ---------      -----------   -----------

      4,578          3,294          1,971          3,022          986          1,350           16,505        78,075
   (282,930)       (11,855)           (39)             0            0              0          (26,957)         (881)
   (752,944)      (806,514)    (1,082,610)    (1,674,976)     (50,162)      (149,135)      (1,289,024)   (1,074,227)
   (149,023)      (338,548)       931,269      1,728,256        2,406        (25,103)         186,227      (640,688)
     (7,684)        (8,134)        (3,324)        (3,612)        (928)        (1,072)         (13,183)      (14,118)
 -----------    -----------    -----------    -----------    --------      ---------      -----------   -----------

 (1,188,003)    (1,161,757)      (152,733)        52,690      (47,698)      (173,960)      (1,126,432)   (1,651,839)
 -----------    -----------    -----------    -----------    --------      ---------      -----------   -----------

   (591,539)    (1,230,342)      (164,672)        39,997       (6,488)      (190,365)         369,186    (3,346,576)

  5,413,888      6,644,230      1,182,161      1,142,164      387,511        577,876        7,890,474    11,237,050
 -----------    -----------    -----------    -----------    --------      ---------      -----------   -----------
$ 4,822,349    $ 5,413,888    $ 1,017,489    $ 1,182,161     $381,023      $ 387,511      $ 8,259,660   $ 7,890,474
 ===========    ===========    ===========    ===========    ========      =========      ===========   ===========

    349,314        420,821        109,204        104,456       21,224         29,597          750,098       897,050
 -----------    -----------    -----------    -----------    --------      ---------      -----------   -----------
      2,006          9,550        128,743        248,185          512             72          256,871       284,613
    (73,251)       (81,057)      (143,000)      (243,437)      (2,915)        (8,445)        (355,976)     (431,565)
 -----------    -----------    -----------    -----------    --------      ---------      -----------   -----------
    278,069        349,314         94,947        109,204       18,821         21,224          650,993       750,098
 ===========    ===========    ===========    ===========    ========      =========      ===========   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A38

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                              SUBACCOUNTS
                             ---------------------------------------------------------------------------------
                                                                                    FIRST TRUST TARGET FOCUS FOUR
                             NVIT DEVELOPING MARKETS FUND THE DOW DART 10 PORTFOLIO         PORTFOLIO
                             --------------------------   -----------------------   ----------------------------
                              01/01/2012     01/01/2011    01/01/2012   01/01/2011   01/01/2012     01/01/2011
                                  TO             TO            TO           TO           TO             TO
                              12/31/2012     12/31/2011    12/31/2012   12/31/2011   12/31/2012     12/31/2011
                             ------------   ------------  -----------   ----------   -----------    -----------
OPERATIONS
  Net investment income
   (loss)................... $ (1,151,327)  $ (1,541,843) $  (116,305)  $  (94,147) $  (108,806)   $  (175,620)
  Capital gains
   distributions
   received.................            0              0            0            0            0              0
  Realized gain (loss) on
   shares redeemed..........   (1,067,105)    13,793,780      701,243    1,027,783       33,555      1,080,819
  Net change in unrealized
   gain (loss) on
   investments..............   12,698,073    (42,708,596)       7,065     (594,236)     801,754     (2,527,219)
                             ------------   ------------  -----------   ----------   -----------    -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   10,479,641    (30,456,659)     592,003      339,400      726,503     (1,622,020)
                             ------------   ------------  -----------   ----------   -----------    -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................      981,284      1,432,191       96,840       47,938       78,815        294,955
  Annuity Payments..........     (351,194)      (304,113)         290      (24,890)           0          7,081
  Surrenders, withdrawals
   and death benefits.......  (10,669,363)   (17,867,402)  (1,008,377)    (646,482)    (890,333)    (2,104,546)
  Net transfers between
   other subaccounts or
   fixed rate option........    3,407,145    (41,393,180)      90,727      264,862   (1,109,358)      (271,742)
  Withdrawal and other
   charges..................      (91,830)      (121,526)      (9,546)      (6,610)     (11,563)       (13,577)
                             ------------   ------------  -----------   ----------   -----------    -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............   (6,723,958)   (58,254,030)    (830,066)    (365,182)  (1,932,439)    (2,087,829)
                             ------------   ------------  -----------   ----------   -----------    -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................    3,755,683    (88,710,689)    (238,063)     (25,782)  (1,205,936)    (3,709,849)

NET ASSETS
  Beginning of period.......   75,241,411    163,952,100    6,771,762    6,797,544    7,011,096     10,720,945
                             ------------   ------------  -----------   ----------   -----------    -----------
  End of period............. $ 78,997,094   $ 75,241,411  $ 6,533,699   $6,771,762  $ 5,805,160    $ 7,011,096
                             ============   ============  ===========   ==========   ===========    ===========

  Beginning units...........    4,090,174      6,635,573      588,903      626,791    1,182,518      1,562,752
                             ------------   ------------  -----------   ----------   -----------    -----------
  Units issued..............    1,959,169      2,481,367      285,453      401,824      359,396      1,216,900
  Units redeemed............   (2,298,663)    (5,026,766)    (354,355)    (439,712)    (635,654)    (1,597,134)
                             ------------   ------------  -----------   ----------   -----------    -----------
  Ending units..............    3,750,680      4,090,174      520,001      588,903      906,260      1,182,518
                             ============   ============  ===========   ==========   ===========    ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A39

                                        SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------
GLOBAL DIVIDEND TARGET 15
        PORTFOLIO            NASDAQ TARGET 15 PORTFOLIO  S&P TARGET 24 PORTFOLIO  TARGET MANAGED VIP PORTFOLIO
-------------------------    ------------------------   ------------------------  ---------------------------
 01/01/2012     01/01/2011    01/01/2012    01/01/2011   01/01/2012   01/01/2011   01/01/2012     01/01/2011
     TO             TO            TO            TO           TO           TO           TO             TO
 12/31/2012     12/31/2011    12/31/2012    12/31/2011   12/31/2012   12/31/2011   12/31/2012     12/31/2011
-----------    ------------  -----------   -----------  -----------  -----------   -----------   -----------
$  (466,040)   $   (525,150) $   (63,373)  $   (86,809) $  (134,313) $  (158,992) $  (334,110)   $  (429,039)
          0               0            0             0            0            0            0              0
  1,845,207         720,445      415,176     1,442,256      348,835    2,354,410    2,022,447     (1,430,515)
  4,205,062      (3,304,854)     169,420    (1,326,797)     375,322   (1,848,400)     446,326        934,927
-----------    ------------  -----------   -----------  -----------  -----------   -----------   -----------

  5,584,229      (3,109,559)     521,223        28,650      589,844      347,018    2,134,663       (924,627)
-----------    ------------  -----------   -----------  -----------  -----------   -----------   -----------

    375,763         469,450       15,422        46,076      175,425      196,034       91,173        278,084
    (68,457)        (92,258)           0        (1,440)      (5,578)     (22,134)     (66,891)           (17)
 (3,174,514)     (4,359,532)    (804,913)     (524,439)  (1,167,597)  (1,793,672)  (3,268,437)    (3,318,192)
  4,361,068      (4,757,989)    (966,240)   (2,845,855)  (1,607,214)     970,822     (479,261)    (3,800,866)
    (32,847)        (35,383)      (3,073)       (4,172)     (10,452)     (13,531)     (46,645)       (52,460)
-----------    ------------  -----------   -----------  -----------  -----------   -----------   -----------

  1,461,013      (8,775,712)  (1,758,804)   (3,329,830)  (2,615,416)    (662,481)  (3,770,061)    (6,893,451)
-----------    ------------  -----------   -----------  -----------  -----------   -----------   -----------

  7,045,242     (11,885,271)  (1,237,581)   (3,301,180)  (2,025,572)    (315,463)  (1,635,398)    (7,818,078)

 24,605,908      36,491,179    4,401,243     7,702,423    9,184,685    9,500,148   20,023,502     27,841,580
-----------    ------------  -----------   -----------  -----------  -----------   -----------   -----------
$31,651,150    $ 24,605,908  $ 3,163,662   $ 4,401,243  $ 7,159,113  $ 9,184,685  $18,388,104    $20,023,502
===========    ============  ===========   ===========  ===========  ===========   ===========   ===========

  1,599,922       2,172,888      454,419       786,515      817,764      915,334    2,087,462      2,782,763
-----------    ------------  -----------   -----------  -----------  -----------   -----------   -----------
    875,700         805,855      354,859       414,824      351,986      990,376      540,979        835,741
   (799,164)     (1,378,821)    (513,821)     (746,920)    (572,791)  (1,087,946)    (912,146)    (1,531,042)
-----------    ------------  -----------   -----------  -----------  -----------   -----------   -----------
  1,676,458       1,599,922      295,457       454,419      596,959      817,764    1,716,295      2,087,462
===========    ============  ===========   ===========  ===========  ===========   ===========   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A40

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                              SUBACCOUNTS
                             ----------------------------------------------------------------------------------
                                                             THE DOW TARGET DIVIDEND
                             VALUE LINE TARGET 25 PORTFOLIO         PORTFOLIO             PROFUND VP ASIA 30
                             -----------------------------  ------------------------  -------------------------
                              01/01/2012      01/01/2011     01/01/2012   01/01/2011   01/01/2012   01/01/2011
                                  TO              TO             TO           TO           TO           TO
                              12/31/2012      12/31/2011     12/31/2012   12/31/2011   12/31/2012   12/31/2011
                              -----------     -----------   -----------  -----------  -----------  ------------
OPERATIONS
  Net investment income
   (loss)................... $  (101,211)    $  (149,945)   $  (311,996) $  (349,965) $  (333,070) $   (624,860)
  Capital gains
   distributions
   received.................           0               0              0            0            0     2,670,634
  Realized gain (loss) on
   shares redeemed..........     480,671      (2,766,737)     2,333,448    3,347,144   (3,987,853)   (5,995,379)
  Net change in unrealized
   gain (loss) on
   investments..............     899,557         275,087     (1,426,830)  (2,365,707)   7,008,916    (7,441,552)
                              -----------     -----------   -----------  -----------  -----------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   1,279,017      (2,641,595)       594,622      631,472    2,687,993   (11,391,157)
                              -----------     -----------   -----------  -----------  -----------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................      56,938         134,129        157,373      253,631      257,956       353,275
  Annuity Payments..........     (24,602)        (31,741)      (118,440)     (22,222)     (24,264)      (32,843)
  Surrenders, withdrawals
   and death benefits.......    (951,121)     (1,825,032)    (2,636,228)  (2,870,694)  (2,315,767)   (6,632,122)
  Net transfers between
   other subaccounts or
   fixed rate option........  (1,213,658)     (1,092,026)    (4,062,851)   1,490,935      984,409   (20,466,244)
  Withdrawal and other
   charges..................      (8,387)        (10,930)       (28,368)     (31,921)     (36,211)      (46,839)
                              -----------     -----------   -----------  -----------  -----------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............  (2,140,830)     (2,825,600)    (6,688,514)  (1,180,271)  (1,133,877)  (26,824,773)
                              -----------     -----------   -----------  -----------  -----------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................    (861,813)     (5,467,195)    (6,093,892)    (548,799)   1,554,116   (38,215,930)

NET ASSETS
  Beginning of period.......   7,137,544      12,604,739     21,739,396   22,288,195   21,250,077    59,466,007
                              -----------     -----------   -----------  -----------  -----------  ------------
  End of period............. $ 6,275,731     $ 7,137,544    $15,645,504  $21,739,396  $22,804,193  $ 21,250,077
                              ===========     ===========   ===========  ===========  ===========  ============

  Beginning units...........   1,095,836       1,410,791      2,453,874    2,628,048    1,208,979     2,412,977
                              -----------     -----------   -----------  -----------  -----------  ------------
  Units issued..............     120,020         285,723      2,209,847    1,828,047    1,523,294     2,281,979
  Units redeemed............    (417,912)       (600,678)    (2,968,787)  (2,002,221)  (1,603,489)   (3,485,977)
                              -----------     -----------   -----------  -----------  -----------  ------------
  Ending units..............     797,944       1,095,836      1,694,934    2,453,874    1,128,784     1,208,979
                              ===========     ===========   ===========  ===========  ===========  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A41

                                         SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------

    PROFUND VP BANKS              PROFUND VP BEAR       PROFUND VP BIOTECHNOLOGY  PROFUND VP BASIC MATERIALS
------------------------    --------------------------  ------------------------  -------------------------
 01/01/2012     01/01/2011   01/01/2012    01/01/2011    01/01/2012   01/01/2011   01/01/2012   01/01/2011
     TO             TO           TO            TO            TO           TO           TO           TO
 12/31/2012     12/31/2011   12/31/2012    12/31/2011    12/31/2012   12/31/2011   12/31/2012   12/31/2011
-----------    -----------  ------------  ------------  -----------  -----------  -----------  ------------
$   (75,725)   $   (76,233) $   (259,460) $   (336,330) $  (152,248) $  (107,165) $  (212,913) $   (528,773)
          0              0             0             0            0            0            0             0
    242,722       (760,864)   (4,462,848)   (2,790,312)   2,434,803     (298,285)  (2,223,555)    6,105,644
    279,738       (450,539)      927,305       314,431      391,891       68,256    3,374,195   (11,683,851)
-----------    -----------  ------------  ------------  -----------  -----------  -----------  ------------

    446,735     (1,287,636)   (3,795,003)   (2,812,211)   2,674,446     (337,194)     937,727    (6,106,980)
-----------    -----------  ------------  ------------  -----------  -----------  -----------  ------------

     16,973         26,067        54,388        41,695       51,333       34,194      233,521       306,746
    (13,306)        (3,652)      (12,490)      (37,294)     (13,657)     (10,840)      (6,251)      (19,097)
   (789,716)    (1,013,592)   (2,346,503)   (2,561,250)  (1,740,414)  (1,123,244)  (2,030,951)   (4,806,827)
  4,464,395     (2,069,779)   (2,160,388)    2,224,084    5,129,092      307,187   (2,526,867)  (27,524,222)
     (5,023)        (4,130)      (16,660)      (21,083)      (6,739)      (4,843)     (17,285)      (28,330)
-----------    -----------  ------------  ------------  -----------  -----------  -----------  ------------

  3,673,323     (3,065,086)   (4,481,653)     (353,848)   3,419,615     (797,546)  (4,347,833)  (32,071,730)
-----------    -----------  ------------  ------------  -----------  -----------  -----------  ------------

  4,120,058     (4,352,722)   (8,276,656)   (3,166,059)   6,094,061   (1,134,740)  (3,410,106)  (38,178,710)

  2,310,369      6,663,091    18,223,594    21,389,653    4,770,149    5,904,889   17,075,313    55,254,023
-----------    -----------  ------------  ------------  -----------  -----------  -----------  ------------
$ 6,430,427    $ 2,310,369  $  9,946,938  $ 18,223,594  $10,864,210  $ 4,770,149  $13,665,207  $ 17,075,313
===========    ===========  ============  ============  ===========  ===========  ===========  ============

    618,255      1,298,049     3,842,819     3,980,611      444,163      569,921    1,156,867     3,099,368
-----------    -----------  ------------  ------------  -----------  -----------  -----------  ------------
  6,496,033      5,361,980    22,329,398    36,327,055    2,317,443    2,411,085    1,224,448     3,654,025
 (5,818,174)    (6,041,774)  (23,666,057)  (36,464,847)  (2,044,532)  (2,536,843)  (1,518,106)   (5,596,526)
-----------    -----------  ------------  ------------  -----------  -----------  -----------  ------------
  1,296,114        618,255     2,506,160     3,842,819      717,074      444,163      863,209     1,156,867
===========    ===========  ============  ============  ===========  ===========  ===========  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A42

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                               SUBACCOUNTS
                             -------------------------------------------------------------------------------
                                                                                           PROFUND VP
                                PROFUND VP ULTRABULL          PROFUND VP BULL           CONSUMER SERVICES
                             -------------------------  --------------------------  ------------------------
                              01/01/2012   01/01/2011    01/01/2012    01/01/2011    01/01/2012   01/01/2011
                                  TO           TO            TO            TO            TO           TO
                              12/31/2012   12/31/2011    12/31/2012    12/31/2011    12/31/2012   12/31/2011
                             -----------  ------------  ------------  ------------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)................... $  (136,956) $   (178,058) $   (703,489) $   (829,426) $  (196,245) $  (150,176)
  Capital gains
   distributions
   received.................           0     1,046,572             0       842,515       61,850            0
  Realized gain (loss) on
   shares redeemed..........   2,714,266    (1,980,578)    6,482,372      (904,822)   1,564,438    1,386,494
  Net change in unrealized
   gain (loss) on
   investments..............    (252,798)     (549,671)     (312,047)   (2,142,095)     414,944   (1,180,383)
                             -----------  ------------  ------------  ------------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   2,324,512    (1,661,735)    5,466,836    (3,033,828)   1,844,987       55,935
                             -----------  ------------  ------------  ------------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................      75,377        76,882       337,976       389,583      211,915      194,779
  Annuity Payments..........     (21,140)      (21,853)      (52,002)      (46,224)      (1,607)      (7,574)
  Surrenders, withdrawals
   and death benefits.......  (1,248,651)   (1,835,500)   (6,864,221)   (8,999,999)  (1,441,282)    (900,841)
  Net transfers between
   other subaccounts or
   fixed rate option........  (4,086,492)    2,253,736   (20,665,313)   15,611,956    1,889,787   (6,492,923)
  Withdrawal and other
   charges..................      (8,977)      (11,493)      (64,943)      (68,536)     (33,573)     (25,685)
                             -----------  ------------  ------------  ------------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............  (5,289,883)      461,772   (27,308,503)    6,886,780      625,240   (7,232,244)
                             -----------  ------------  ------------  ------------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................  (2,965,371)   (1,199,963)  (21,841,667)    3,852,952    2,470,227   (7,176,309)

NET ASSETS
  Beginning of period.......  10,989,716    12,189,679    61,306,438    57,453,486    8,369,405   15,545,714
                             -----------  ------------  ------------  ------------  -----------  -----------
  End of period............. $ 8,024,345  $ 10,989,716  $ 39,464,771  $ 61,306,438  $10,839,632  $ 8,369,405
                             ===========  ============  ============  ============  ===========  ===========

  Beginning units...........   1,787,163     1,807,351     6,004,400     5,434,551      823,362    1,604,048
                             -----------  ------------  ------------  ------------  -----------  -----------
  Units issued..............   7,081,862    17,024,284    19,004,836    34,920,185    2,837,784    2,245,854
  Units redeemed............  (7,847,682)  (17,044,472)  (21,605,717)  (34,350,336)  (2,772,182)  (3,026,540)
                             -----------  ------------  ------------  ------------  -----------  -----------
  Ending units..............   1,021,343     1,787,163     3,403,519     6,004,400      888,964      823,362
                             ===========  ============  ============  ============  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A43

                                         SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------
       PROFUND VP
CONSUMER GOODS PORTFOLIO       PROFUND VP OIL & GAS       PROFUND VP EUROPE 30      PROFUND VP FINANCIALS
------------------------    -------------------------  -------------------------  ------------------------
 01/01/2012     01/01/2011   01/01/2012   01/01/2011    01/01/2012   01/01/2011    01/01/2012   01/01/2011
     TO             TO           TO           TO            TO           TO            TO           TO
 12/31/2012     12/31/2011   12/31/2012   12/31/2011    12/31/2012   12/31/2011    12/31/2012   12/31/2011
-----------    -----------  -----------  ------------  -----------  ------------  -----------  -----------
$   (95,851)   $  (112,144) $  (614,198) $   (926,323) $   193,749  $   (111,946) $  (229,284) $  (256,062)
          0              0    3,397,242             0            0             0            0            0
  1,224,958      1,156,118   (4,302,406)   10,615,101     (470,449)   (1,482,897)     675,765     (379,315)
    (14,831)    (1,084,724)   1,561,339   (10,699,144)   2,387,840    (2,104,867)   1,905,146   (2,242,990)
-----------    -----------  -----------  ------------  -----------  ------------  -----------  -----------

  1,114,276        (40,750)      41,977    (1,010,366)   2,111,140    (3,699,710)   2,351,627   (2,878,367)
-----------    -----------  -----------  ------------  -----------  ------------  -----------  -----------

    235,283        263,046      334,010       802,793      115,120       142,185      234,689      320,128
    (33,452)       (10,209)    (261,671)     (146,589)     (26,804)      (36,873)        (860)     (10,223)
 (1,557,634)    (1,874,087)  (4,791,361)   (7,673,001)  (1,992,568)   (5,013,166)  (1,487,763)  (1,322,013)
 (4,336,958)       592,377   (3,912,427)  (12,566,765)   7,477,851   (14,358,027)   4,477,004   (3,423,980)
    (42,953)       (42,332)     (42,838)      (59,249)      (9,849)      (16,582)     (61,169)     (56,338)
-----------    -----------  -----------  ------------  -----------  ------------  -----------  -----------

 (5,735,714)    (1,071,205)  (8,674,287)  (19,642,811)   5,563,750   (19,282,463)   3,161,901   (4,492,426)
-----------    -----------  -----------  ------------  -----------  ------------  -----------  -----------

 (4,621,438)    (1,111,955)  (8,632,310)  (20,653,177)   7,674,890   (22,982,173)   5,513,528   (7,370,793)

 16,035,810     17,147,765   43,737,050    64,390,227   11,041,822    34,023,995   10,763,551   18,134,344
-----------    -----------  -----------  ------------  -----------  ------------  -----------  -----------
$11,414,372    $16,035,810  $35,104,740  $ 43,737,050  $18,716,712  $ 11,041,822  $16,277,079  $10,763,551
===========    ===========  ===========  ============  ===========  ============  ===========  ===========

  1,243,206      1,382,231    2,056,191     3,005,340    1,176,304     3,144,021    1,806,372    2,566,539
-----------    -----------  -----------  ------------  -----------  ------------  -----------  -----------
  2,339,420      3,917,206    1,981,579     5,461,360    3,253,374     4,685,124    4,854,849    2,745,573
 (2,779,850)    (4,056,231)  (2,406,893)   (6,410,509)  (2,733,963)   (6,652,841)  (4,425,997)  (3,505,740)
-----------    -----------  -----------  ------------  -----------  ------------  -----------  -----------
    802,776      1,243,206    1,630,877     2,056,191    1,695,715     1,176,304    2,235,224    1,806,372
===========    ===========  ===========  ============  ===========  ============  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A44

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                               SUBACCOUNTS
                             -------------------------------------------------------------------------------
                                     PROFUND VP                                            ACCESS VP
                                U.S. GOVERNMENT PLUS      PROFUND VP HEALTH CARE        HIGH YIELD FUND
                             --------------------------  ------------------------  -------------------------
                              01/01/2012    01/01/2011    01/01/2012   01/01/2011   01/01/2012    01/01/2011
                                  TO            TO            TO           TO           TO            TO
                              12/31/2012    12/31/2011    12/31/2012   12/31/2011   12/31/2012    12/31/2011
                             ------------  ------------  -----------  -----------  ------------  -----------
OPERATIONS
  Net investment income
   (loss)................... $   (621,389) $   (476,149) $  (295,179) $  (331,815) $    872,312  $  (166,672)
  Capital gains
   distributions
   received.................    6,286,695             0            0            0             0      519,162
  Realized gain (loss) on
   shares redeemed..........   (4,529,257)   10,104,394    1,959,839      291,937     2,615,066     (424,332)
  Net change in unrealized
   gain (loss) on
   investments..............   (2,245,022)    4,328,862    1,190,110     (520,841)     (234,815)      47,295
                             ------------  ------------  -----------  -----------  ------------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   (1,108,973)   13,957,107    2,854,770     (560,719)    3,252,563      (24,547)
                             ------------  ------------  -----------  -----------  ------------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................       14,291       115,752      388,824      578,392        77,905       48,252
  Annuity Payments..........      (74,477)      (36,936)        (186)     (14,754)      (89,596)     (68,944)
  Surrenders, withdrawals
   and death benefits.......   (6,799,757)   (4,750,219)  (2,237,365)  (2,301,665)   (5,124,352)  (3,556,534)
  Net transfers between
   other subaccounts or
   fixed rate option........   (7,486,248)    4,472,075    5,443,372    3,549,612   (13,403,567)  26,487,020
  Withdrawal and other
   charges..................      (48,684)      (26,954)     (80,777)     (65,654)      (10,051)      (8,633)
                             ------------  ------------  -----------  -----------  ------------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............  (14,394,875)     (226,282)   3,513,868    1,745,931   (18,549,661)  22,901,161
                             ------------  ------------  -----------  -----------  ------------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................  (15,503,848)   13,730,825    6,368,638    1,185,212   (15,297,098)  22,876,614

NET ASSETS
  Beginning of period.......   42,389,850    28,659,025   17,794,035   16,608,823    41,868,446   18,991,832
                             ------------  ------------  -----------  -----------  ------------  -----------
  End of period............. $ 26,886,002  $ 42,389,850  $24,162,673  $17,794,035  $ 26,571,348  $41,868,446
                             ============  ============  ===========  ===========  ============  ===========

  Beginning units...........    2,260,090     2,138,497    1,723,492    1,736,274     2,808,005    1,290,923
                             ------------  ------------  -----------  -----------  ------------  -----------
  Units issued..............    9,608,283    14,005,905    3,917,778    4,685,124     4,591,393    7,350,771
  Units redeemed............  (10,445,837)  (13,884,312)  (3,614,487)  (6,652,841)   (5,815,719)  (5,833,689)
                             ------------  ------------  -----------  -----------  ------------  -----------
  Ending units..............    1,422,536     2,260,090    2,026,783    1,723,492     1,583,679    2,808,005
                             ============  ============  ===========  ===========  ============  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A45

                                         SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------

 PROFUND VP INDUSTRIALS        PROFUND VP INTERNET        PROFUND VP JAPAN      PROFUND VP PRECIOUS METALS
------------------------    ------------------------  ------------------------  --------------------------
 01/01/2012     01/01/2011  01/01/2012   01/01/2011    01/01/2012   01/01/2011   01/01/2012    01/01/2011
     TO             TO          TO           TO            TO           TO           TO            TO
 12/31/2012     12/31/2011  12/31/2012   12/31/2011    12/31/2012   12/31/2011   12/31/2012    12/31/2011
-----------    -----------  ----------  ------------  -----------  -----------  ------------  ------------
$  (139,740)   $  (223,434) $  (70,570) $   (123,728) $   (85,375) $  (119,894) $   (966,822) $ (1,697,182)
          0              0     700,011       273,931            0            0             0     1,875,748
  1,027,595       (139,690)   (498,397)    1,712,642      101,331   (1,451,451)  (14,409,188)    6,412,557
    202,713     (1,181,478)    533,872    (2,226,476)   1,020,266     (694,057)    3,627,006   (33,215,189)
-----------    -----------  ----------  ------------  -----------  -----------  ------------  ------------

  1,090,568     (1,544,602)    664,916      (363,631)   1,036,222   (2,265,402)  (11,749,004)  (26,624,066)
-----------    -----------  ----------  ------------  -----------  -----------  ------------  ------------

    208,088        214,326      23,518        42,613       35,801      108,067       395,090     1,093,783
     (3,100)        (9,659)    (21,781)       (3,338)      (3,801)     (27,158)     (162,005)      (27,101)
 (1,211,539)    (1,720,362)   (580,862)   (1,163,247)    (754,253)  (1,197,113)   (7,529,204)  (13,446,454)
    113,314     (3,707,892)  1,438,374   (11,198,684)   2,873,198   (2,080,642)   (2,875,093)  (26,232,855)
    (34,339)       (45,018)     (4,054)       (5,160)      (3,866)      (7,148)      (59,862)      (84,287)
-----------    -----------  ----------  ------------  -----------  -----------  ------------  ------------

   (927,576)    (5,268,605)    855,195   (12,327,816)   2,147,079   (3,203,994)  (10,231,074)  (38,696,914)
-----------    -----------  ----------  ------------  -----------  -----------  ------------  ------------

    162,992     (6,813,207)  1,520,111   (12,691,447)   3,183,301   (5,469,396)  (21,980,078)  (65,320,980)

  9,130,008     15,943,215   4,212,718    16,904,165    4,799,884   10,269,280    75,280,954   140,601,934
-----------    -----------  ----------  ------------  -----------  -----------  ------------  ------------
$ 9,293,000    $ 9,130,008  $5,732,829  $  4,212,718  $ 7,983,185  $ 4,799,884  $ 53,300,876  $ 75,280,954
===========    ===========  ==========  ============  ===========  ===========  ============  ============

    751,923      1,255,274     176,485       650,532      752,891    1,285,956     4,194,250     6,200,393
-----------    -----------  ----------  ------------  -----------  -----------  ------------  ------------
  1,684,518      4,210,320     388,311       437,893    1,962,441    4,194,896     6,292,066    11,029,037
 (1,755,622)    (4,713,671)   (362,277)     (911,940)  (1,683,020)  (4,727,961)   (6,969,085)  (13,035,180)
-----------    -----------  ----------  ------------  -----------  -----------  ------------  ------------
    680,819        751,923     202,519       176,485    1,032,312      752,891     3,517,231     4,194,250
===========    ===========  ==========  ============  ===========  ===========  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A46

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                               SUBACCOUNTS
                             ------------------------------------------------------------------------------
                             PROFUND VP MID-CAP GROWTH   PROFUND VP MID-CAP VALUE  PROFUND VP PHARMACEUTICALS
                             -------------------------  -------------------------  ------------------------
                              01/01/2012   01/01/2011    01/01/2012   01/01/2011    01/01/2012    01/01/2011
                                  TO           TO            TO           TO            TO            TO
                              12/31/2012   12/31/2011    12/31/2012   12/31/2011    12/31/2012    12/31/2011
                             -----------  ------------  -----------  ------------  -----------   -----------
OPERATIONS
  Net investment income
   (loss)................... $  (485,457) $   (852,051) $  (325,742) $   (338,952) $   (28,585)  $   (21,222)
  Capital gains
   distributions
   received.................           0             0            0             0            0             0
  Realized gain (loss) on
   shares redeemed..........   3,107,677    (1,026,731)   2,670,359      (976,628)   1,294,250       (70,357)
  Net change in unrealized
   gain (loss) on
   investments..............     848,404    (3,396,526)     640,523      (683,149)    (485,381)      706,994
                             -----------  ------------  -----------  ------------  -----------   -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   3,470,624    (5,275,308)   2,985,140    (1,998,729)     780,284       615,415
                             -----------  ------------  -----------  ------------  -----------   -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................     532,334       535,732      223,758       255,474      147,614        63,513
  Annuity Payments..........    (112,674)      (72,759)     (66,323)      (39,817)    (154,560)       (8,555)
  Surrenders, withdrawals
   and death benefits.......  (3,652,863)  (10,302,350)  (3,346,465)   (4,177,395)  (1,184,454)     (771,457)
  Net transfers between
   other subaccounts or
   fixed rate option........  (3,915,923)  (22,926,138)  (1,873,555)    2,818,028   (4,899,871)    7,373,199
  Withdrawal and other
   charges..................     (64,164)      (78,847)     (34,327)      (41,023)     (10,831)       (7,248)
                             -----------  ------------  -----------  ------------  -----------   -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............  (7,213,290)  (32,844,362)  (5,096,912)   (1,184,733)  (6,102,102)    6,649,452
                             -----------  ------------  -----------  ------------  -----------   -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................  (3,742,666)  (38,119,670)  (2,111,772)   (3,183,462)  (5,321,818)    7,264,867

NET ASSETS
  Beginning of period.......  31,799,895    69,919,565   25,103,638    28,287,100   12,351,106     5,086,239
                             -----------  ------------  -----------  ------------  -----------   -----------
  End of period............. $28,057,229  $ 31,799,895  $22,991,866  $ 25,103,638  $ 7,029,288   $12,351,106
                             ===========  ============  ===========  ============  ===========   ===========

  Beginning units...........   2,359,912     4,928,250    1,920,279     2,068,855    1,403,588       650,106
                             -----------  ------------  -----------  ------------  -----------   -----------
  Units issued..............   5,128,518    15,900,638    4,508,033    10,902,164    2,072,075     3,574,543
  Units redeemed............  (5,673,727)  (18,468,976)  (4,908,312)  (11,050,740)  (2,762,759)   (2,821,061)
                             -----------  ------------  -----------  ------------  -----------   -----------
  Ending units..............   1,814,703     2,359,912    1,520,000     1,920,279      712,904     1,403,588
                             ===========  ============  ===========  ============  ===========   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A47

                                          SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------
                              PROFUND VP RISING RATES
 PROFUND VP REAL ESTATE             OPPORTUNITY            PROFUND VP NASDAQ-100    PROFUND VP SEMICONDUCTOR
------------------------    --------------------------  --------------------------  ------------------------
 01/01/2012     01/01/2011   01/01/2012    01/01/2011    01/01/2012    01/01/2011    01/01/2012   01/01/2011
     TO             TO           TO            TO            TO            TO            TO           TO
 12/31/2012     12/31/2011   12/31/2012    12/31/2011    12/31/2012    12/31/2011    12/31/2012   12/31/2011
-----------    -----------  ------------  ------------  ------------  ------------  -----------  -----------
$   137,414    $  (286,872) $   (188,226) $   (427,339) $   (466,106) $   (486,739) $   (17,493) $   (40,109)
          0              0             0             0             0             0            0            0
  1,674,258        641,712    (1,537,933)   (8,077,689)    1,999,109       558,065      (83,915)    (121,148)
    492,320       (718,950)      816,212    (2,679,227)    1,118,225    (2,469,788)      42,817     (197,997)
-----------    -----------  ------------  ------------  ------------  ------------  -----------  -----------

  2,303,992       (364,110)     (909,947)  (11,184,255)    2,651,228    (2,398,462)     (58,591)    (359,254)
-----------    -----------  ------------  ------------  ------------  ------------  -----------  -----------

    235,250        465,299        89,142       130,780       160,590       186,207        4,435        9,636
    (57,847)       (56,347)      (14,767)      (39,000)      (81,270)      (33,123)      (2,494)           0
 (2,242,283)    (1,977,675)   (1,288,873)   (4,110,041)   (4,442,693)   (4,451,347)    (365,526)    (405,157)
  3,848,693     (2,076,531)   (1,361,148)   (6,930,516)   (1,049,663)   (6,213,870)     (63,241)    (259,136)
    (33,372)       (28,801)      (13,340)      (23,174)      (32,765)      (30,723)      (1,031)      (1,512)
-----------    -----------  ------------  ------------  ------------  ------------  -----------  -----------

  1,750,441     (3,674,055)   (2,588,986)  (10,971,951)   (5,445,801)  (10,542,856)    (427,857)    (656,169)
-----------    -----------  ------------  ------------  ------------  ------------  -----------  -----------

  4,054,433     (4,038,165)   (3,498,933)  (22,156,206)   (2,794,573)  (12,941,318)    (486,448)  (1,015,423)

 12,605,153     16,643,318    12,550,548    34,706,754    25,609,587    38,550,905    1,531,016    2,546,439
-----------    -----------  ------------  ------------  ------------  ------------  -----------  -----------
$16,659,586    $12,605,153  $  9,051,615  $ 12,550,548  $ 22,815,014  $ 25,609,587  $ 1,044,568  $ 1,531,016
===========    ===========  ============  ============  ============  ============  ===========  ===========

    759,299      1,045,159     4,828,569     8,233,308     2,757,794     4,004,792      246,303      387,235
-----------    -----------  ------------  ------------  ------------  ------------  -----------  -----------
  2,317,318      3,085,054    26,211,974    25,857,055    18,359,902    20,620,583    1,594,412    2,037,418
 (2,207,790)    (3,370,914)  (27,276,385)  (29,261,794)  (18,924,270)  (21,867,581)  (1,665,208)  (2,178,350)
-----------    -----------  ------------  ------------  ------------  ------------  -----------  -----------
    868,827        759,299     3,764,158     4,828,569     2,193,426     2,757,794      175,507      246,303
===========    ===========  ============  ============  ============  ============  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A48

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                SUBACCOUNTS
                             --------------------------------------------------------------------------------
                                PROFUND VP SMALL-CAP                                    PROFUND VP SHORT
                                       GROWTH            PROFUND VP SHORT MID-CAP          NASDAQ-100
                             --------------------------  ------------------------  --------------------------
                              01/01/2012    01/01/2011    01/01/2012   01/01/2011   01/01/2012    01/01/2011
                                  TO            TO            TO           TO           TO            TO
                              12/31/2012    12/31/2011    12/31/2012   12/31/2011   12/31/2012    12/31/2011
                             ------------  ------------  -----------  -----------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)................... $   (441,601) $   (616,956) $   (25,442) $   (30,910) $    (68,419) $   (114,153)
  Capital gains
   distributions
   received.................            0        79,703            0            0             0             0
  Realized gain (loss) on
   shares redeemed..........    3,592,996     1,277,013     (577,301)    (516,161)   (1,132,755)   (1,459,462)
  Net change in unrealized
   gain (loss) on
   investments..............     (329,206)   (3,863,965)      65,153       85,071      (109,320)      338,385
                             ------------  ------------  -----------  -----------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............    2,822,189    (3,124,205)    (537,590)    (462,000)   (1,310,494)   (1,235,230)
                             ------------  ------------  -----------  -----------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................      504,082       473,998        5,632        2,263        10,173        66,307
  Annuity Payments..........      (73,992)      (34,982)      (3,885)           0        (3,305)            0
  Surrenders, withdrawals
   and death benefits.......   (3,326,068)   (6,178,846)    (283,449)    (154,775)     (691,404)     (732,098)
  Net transfers between
   other subaccounts or
   fixed rate option........  (14,265,577)   (9,965,234)    (750,087)   1,459,940    (2,178,816)    3,253,590
  Withdrawal and other
   charges..................      (55,076)      (52,598)      (1,247)        (895)       (8,132)      (10,399)
                             ------------  ------------  -----------  -----------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............  (17,216,631)  (15,757,662)  (1,033,036)   1,306,533    (2,871,484)    2,577,400
                             ------------  ------------  -----------  -----------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................  (14,394,442)  (18,881,867)  (1,570,626)     844,533    (4,181,978)    1,342,170

NET ASSETS
  Beginning of period.......   35,338,379    54,220,246    2,613,940    1,769,407     8,012,860     6,670,690
                             ------------  ------------  -----------  -----------  ------------  ------------
  End of period............. $ 20,943,937  $ 35,338,379  $ 1,043,314  $ 2,613,940  $  3,830,882  $  8,012,860
                             ============  ============  ===========  ===========  ============  ============

  Beginning units...........    2,476,373     3,712,325      601,461      374,376     2,782,815     2,018,684
                             ------------  ------------  -----------  -----------  ------------  ------------
  Units issued..............    4,018,431    10,777,452    3,630,779    4,917,905    16,848,801    33,513,168
  Units redeemed............   (5,188,820)  (12,013,404)  (3,933,787)  (4,690,820)  (17,987,728)  (32,749,037)
                             ------------  ------------  -----------  -----------  ------------  ------------
  Ending units..............    1,305,984     2,476,373      298,453      601,461     1,643,888     2,782,815
                             ============  ============  ===========  ===========  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A49

                                         SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------
                                                                                          PROFUND VP
PROFUND VP SHORT SMALL-CAP    PROFUND VP SMALL-CAP VALUE   PROFUND VP TECHNOLOGY      TELECOMMUNICATIONS
--------------------------    ------------------------   ------------------------  ------------------------
 01/01/2012      01/01/2011    01/01/2012    01/01/2011   01/01/2012   01/01/2011   01/01/2012   01/01/2011
     TO              TO            TO            TO           TO           TO           TO           TO
 12/31/2012      12/31/2011    12/31/2012    12/31/2011   12/31/2012   12/31/2011   12/31/2012   12/31/2011
------------    ------------  -----------   -----------  -----------  -----------  -----------  -----------
$    (58,636)   $    (68,797) $  (268,723)  $  (288,549) $  (124,033) $  (156,625) $   102,902  $   156,315
           0               0            0             0            0            0            0            0
    (797,320)        175,421    1,635,046       894,662      802,367      487,215    1,371,229       37,793
     (60,588)          1,165      431,387    (1,719,831)    (204,485)  (1,217,948)    (330,607)    (740,030)
------------    ------------  -----------   -----------  -----------  -----------  -----------  -----------

    (916,544)        107,789    1,797,710    (1,113,718)     473,849     (887,358)   1,143,524     (545,922)
------------    ------------  -----------   -----------  -----------  -----------  -----------  -----------

       8,823           2,016      218,674       260,615       92,362       29,918      123,069      447,748
      (4,197)         (3,537)     (46,429)      (30,511)      (7,136)      (9,319)       2,124      (12,052)
    (652,980)       (769,915)  (2,539,171)   (3,233,251)  (1,148,769)  (2,018,131)    (979,698)    (881,889)
      94,650         869,797     (673,426)      360,133   (3,790,965)   2,674,537    2,269,836   (5,820,509)
      (3,014)         (3,476)     (24,524)      (25,293)      (4,850)      (5,613)     (30,775)     (27,852)
------------    ------------  -----------   -----------  -----------  -----------  -----------  -----------

    (556,718)         94,885   (3,064,876)   (2,668,307)  (4,859,358)     671,392    1,384,556   (6,294,554)
------------    ------------  -----------   -----------  -----------  -----------  -----------  -----------

  (1,473,262)        202,674   (1,267,166)   (3,782,025)  (4,385,509)    (215,966)   2,528,080   (6,840,476)

   4,130,567       3,927,893   18,880,537    22,662,562   10,484,394   10,700,360    7,236,917   14,077,393
------------    ------------  -----------   -----------  -----------  -----------  -----------  -----------
$  2,657,305    $  4,130,567  $17,613,371   $18,880,537  $ 6,098,885  $10,484,394  $ 9,764,997  $ 7,236,917
============    ============  ===========   ===========  ===========  ===========  ===========  ===========

     986,348         840,511    1,619,009     1,786,699    1,409,041    1,440,130      897,431    1,766,778
------------    ------------  -----------   -----------  -----------  -----------  -----------  -----------
  16,389,025      14,825,949    3,157,930     4,298,243    1,986,781    3,154,785    3,608,841    3,949,191
 (16,596,285)    (14,680,112)  (3,498,423)   (4,465,933)  (2,579,926)  (3,185,874)  (3,482,623)  (4,818,538)
------------    ------------  -----------   -----------  -----------  -----------  -----------  -----------
     779,088         986,348    1,278,516     1,619,009      815,896    1,409,041    1,023,649      897,431
============    ============  ===========   ===========  ===========  ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A50

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                               SUBACCOUNTS
                             -------------------------------------------------------------------------------
                              PROFUND VP ULTRAMID-CAP   PROFUND VP ULTRANASDAQ-100  PROFUND VP ULTRASMALL-CAP
                             -------------------------  --------------------------  ------------------------
                              01/01/2012   01/01/2011    01/01/2012    01/01/2011    01/01/2012   01/01/2011
                                  TO           TO            TO            TO            TO           TO
                              12/31/2012   12/31/2011    12/31/2012    12/31/2011    12/31/2012   12/31/2011
                             -----------  ------------  ------------  ------------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)................... $  (263,241) $   (411,761) $   (358,682) $   (471,031) $  (132,680) $  (192,429)
  Capital gains
   distributions
   received.................           0             0             0             0            0    3,392,923
  Realized gain (loss) on
   shares redeemed..........   3,610,507       492,753     9,102,756     2,094,464    1,881,144   (3,786,147)
  Net change in unrealized
   gain (loss) on
   investments..............     765,804    (3,310,892)     (673,845)   (3,709,191)     396,316   (1,512,701)
                             -----------  ------------  ------------  ------------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   4,113,070    (3,229,900)    8,070,229    (2,085,758)   2,144,780   (2,098,354)
                             -----------  ------------  ------------  ------------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................     145,853       237,307       764,568       200,833      182,458       98,079
  Annuity Payments..........     (45,730)       (3,136)      (39,319)       (9,827)     (16,840)      (4,080)
  Surrenders, withdrawals
   and death benefits.......  (1,815,275)   (3,149,553)   (2,148,117)   (3,368,478)    (849,897)  (2,027,614)
  Net transfers between
   other subaccounts or
   fixed rate option........     348,707   (17,681,781)  (13,584,360)    2,562,108   (1,452,638)  (4,764,293)
  Withdrawal and other
   charges..................     (19,278)      (24,594)      (29,556)      (33,041)      (7,159)      (9,398)
                             -----------  ------------  ------------  ------------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............  (1,385,723)  (20,621,757)  (15,036,784)     (648,405)  (2,144,076)  (6,707,306)
                             -----------  ------------  ------------  ------------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................   2,727,347   (23,851,657)   (6,966,555)   (2,734,163)         704   (8,805,660)

NET ASSETS
  Beginning of period.......  14,754,053    38,605,710    26,978,442    29,712,605    8,670,614   17,476,274
                             -----------  ------------  ------------  ------------  -----------  -----------
  End of period............. $17,481,400  $ 14,754,053  $ 20,011,887  $ 26,978,442  $ 8,671,318  $ 8,670,614
                             ===========  ============  ============  ============  ===========  ===========

  Beginning units...........   1,281,711     2,833,583    13,474,319    17,474,379    1,128,432    1,784,211
                             -----------  ------------  ------------  ------------  -----------  -----------
  Units issued..............   4,031,715     8,653,189    18,872,115    32,067,523    6,376,153    7,282,171
  Units redeemed............  (4,166,420)  (10,205,061)  (22,698,240)  (36,067,583)  (6,622,476)  (7,937,950)
                             -----------  ------------  ------------  ------------  -----------  -----------
  Ending units..............   1,147,006     1,281,711     9,648,194    13,474,319      882,109    1,128,432
                             ===========  ============  ============  ============  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A51

                                        SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------
   PROFUND VP UTILITIES      PROFUND VP LARGE-CAP GROWTH PROFUND VP LARGE-CAP VALUE      RYDEX VT NOVA
-------------------------    -------------------------   -------------------------  ----------------------
 01/01/2012      01/01/2011   01/01/2012    01/01/2011    01/01/2012   01/01/2011   01/01/2012  01/01/2011
     TO              TO           TO            TO            TO           TO           TO          TO
 12/31/2012      12/31/2011   12/31/2012    12/31/2011    12/31/2012   12/31/2011   12/31/2012  12/31/2011
------------    -----------  -----------   ------------  -----------  ------------  ----------  ----------
$    242,387    $   206,188  $  (376,758)  $   (471,625) $  (173,843) $   (189,704) $  (19,506) $  (20,649)
           0              0            0              0            0             0           0           0
   1,878,961      2,175,634    3,558,058      1,426,884    3,101,495       (58,468)     87,758     121,530
  (2,798,674)     1,400,989     (403,019)    (2,077,992)    (623,181)   (1,066,034)    202,321    (128,165)
------------    -----------  -----------   ------------  -----------  ------------  ----------  ----------

    (677,326)     3,782,811    2,778,281     (1,122,733)   2,304,471    (1,314,206)    270,573     (27,284)
------------    -----------  -----------   ------------  -----------  ------------  ----------  ----------

     278,080        477,011      134,675        236,034      457,307       190,961       2,476       3,047
     (52,297)       (94,940)     (91,435)       (20,168)     (20,616)      (17,865)     (1,550)       (433)
  (3,385,393)    (3,274,984)  (2,996,616)    (4,788,050)  (1,719,841)   (3,923,517)   (125,610)   (302,013)
  (9,360,103)    10,295,178   (4,991,764)       (61,696)  (1,340,819)   (6,511,643)    (99,265)    (49,429)
     (83,190)       (74,726)     (32,461)       (36,565)     (67,075)      (53,059)     (2,391)     (2,612)
------------    -----------  -----------   ------------  -----------  ------------  ----------  ----------

 (12,602,903)     7,327,539   (7,977,601)    (4,670,445)  (2,691,044)  (10,315,123)   (226,340)   (351,440)
------------    -----------  -----------   ------------  -----------  ------------  ----------  ----------

 (13,280,229)    11,110,350   (5,199,320)    (5,793,178)    (386,573)  (11,629,329)     44,233    (378,724)

  36,723,650     25,613,300   27,419,108     33,212,286   19,187,051    30,816,380   1,381,095   1,759,819
------------    -----------  -----------   ------------  -----------  ------------  ----------  ----------
$ 23,443,421    $36,723,650  $22,219,788   $ 27,419,108  $18,800,478  $ 19,187,051  $1,425,328  $1,381,095
============    ===========  ===========   ============  ===========  ============  ==========  ==========

   2,536,752      2,038,857    2,571,238      3,155,232    2,107,013     3,322,025     261,964     325,867
------------    -----------  -----------   ------------  -----------  ------------  ----------  ----------
   2,986,892      5,699,530    4,993,130      9,731,384    5,384,633     9,756,594       4,781      15,964
  (3,876,279)    (5,201,635)  (5,703,749)   (10,315,378)  (5,662,352)  (10,971,606)    (42,868)    (79,867)
------------    -----------  -----------   ------------  -----------  ------------  ----------  ----------
   1,647,365      2,536,752    1,860,619      2,571,238    1,829,294     2,107,013     223,877     261,964
============    ===========  ===========   ============  ===========  ============  ==========  ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A52

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                            SUBACCOUNTS
                             ---------------------------------------------------------------------------
                                                       RYDEX VT INVERSE S&P 500    INVESCO V.I. GLOBAL
                                RYDEX VT NASDAQ-100          STRATEGY               HEALTH CARE FUND
                             ------------------------  -----------------------  ------------------------
                              01/01/2012   01/01/2011  01/01/2012   01/01/2011   01/01/2012   01/01/2011
                                  TO           TO          TO           TO           TO           TO
                              12/31/2012   12/31/2011  12/31/2012   12/31/2011   12/31/2012   12/31/2011
                             -----------  -----------  ----------   ----------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)................... $  (129,838) $  (135,154)  $ (1,473)    $ (1,854)  $  (477,638) $  (550,095)
  Capital gains
   distributions
   received.................           0            0          0            0             0            0
  Realized gain (loss) on
   shares redeemed..........     (39,793)    (354,282)    (6,241)     (11,242)    2,217,171    3,658,253
  Net change in unrealized
   gain (loss) on
   investments..............   1,503,021      606,520    (13,989)      (1,618)    3,587,097   (2,593,125)
                             -----------  -----------   --------     --------   -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   1,333,390      117,084    (21,703)     (14,714)    5,326,630      515,033
                             -----------  -----------   --------     --------   -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................      25,756       35,545        150          272       333,957      372,731
  Annuity Payments..........     (26,304)     (29,739)         0       (2,885)      (69,651)     (43,123)
  Surrenders, withdrawals
   and death benefits.......  (1,066,280)  (1,344,335)    (5,463)      (9,793)   (4,740,602)  (4,815,812)
  Net transfers between
   other subaccounts or
   fixed rate option........    (439,936)    (500,659)     6,309         (101)    1,882,876   (2,617,590)
  Withdrawal and other
   charges..................     (18,961)     (20,217)      (148)        (213)      (41,207)     (45,229)
                             -----------  -----------   --------     --------   -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............  (1,525,725)  (1,859,405)       848      (12,720)   (2,634,627)  (7,149,023)
                             -----------  -----------   --------     --------   -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................    (192,335)  (1,742,321)   (20,855)     (27,434)    2,692,003   (6,633,990)

NET ASSETS
  Beginning of period.......   8,764,301   10,506,622    121,184      148,618    29,770,819   36,404,809
                             -----------  -----------   --------     --------   -----------  -----------
  End of period............. $ 8,571,966  $ 8,764,301   $100,329     $121,184   $32,462,822  $29,770,819
                             ===========  ===========   ========     ========   ===========  ===========

  Beginning units...........   1,157,628    1,398,195     19,680       21,649     2,168,644    2,704,265
                             -----------  -----------   --------     --------   -----------  -----------
  Units issued..............      14,348       18,784      1,490        1,161       870,786      930,700
  Units redeemed............    (188,844)    (259,351)    (1,266)      (3,130)   (1,062,229)  (1,466,321)
                             -----------  -----------   --------     --------   -----------  -----------
  Ending units..............     983,132    1,157,628     19,904       19,680     1,977,201    2,168,644
                             ===========  ===========   ========     ========   ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A53

                                     SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------
                                                          WELLS FARGO ADVANTAGE VT WELLS FARGO ADVANTAGE VT
                              WELLS FARGO ADVANTAGE VT    INTERNATIONAL EQUITY     SMALL CAP GROWTH PORTFOLIO
INVESCO V.I. TECHNOLOGY FUND  INDEX ASSET ALLOCATION FUND PORTFOLIO SHARE CLASS 2       SHARE CLASS 2
---------------------------   --------------------------  -----------------------  -------------------------
 01/01/2012     01/01/2011     01/01/2012    01/01/2011   01/01/2012   01/01/2011  01/01/2012    01/01/2011
     TO             TO             TO            TO           TO           TO          TO            TO
 12/31/2012     12/31/2011     12/31/2012    12/31/2011   12/31/2012   12/31/2011  12/31/2012    12/31/2011
-----------    ------------   -----------   -----------   ----------   ----------  ----------    ----------
$  (329,667)   $   (397,339)  $     7,470   $   452,076   $    (490)   $ (10,521)  $  (24,220)   $  (27,774)
          0               0             0             0      44,249       35,421       80,230             0
  2,510,974       1,402,579       316,081      (152,052)    (85,997)     (99,449)     (73,851)     (127,516)
    (56,780)     (2,740,428)    2,596,721     1,076,027     116,232      (40,063)     124,658        38,802
-----------    ------------   -----------   -----------   ---------    ---------    ----------   ----------

  2,124,527      (1,735,188)    2,920,272     1,376,051      73,994     (114,612)     106,817      (116,488)
-----------    ------------   -----------   -----------   ---------    ---------    ----------   ----------

    114,699         279,173        37,647        47,013         680          709        5,478         4,653
    (61,577)        (72,127)     (248,764)     (415,154)     (1,364)           0           51       (24,251)
 (2,956,175)     (4,729,061)   (2,560,650)   (3,670,282)   (108,910)     (80,637)    (248,338)     (262,368)
 (1,871,459)     (6,745,989)     (682,199)   (1,277,533)     (9,551)      (8,500)     (26,201)     (163,519)
    (35,579)        (41,803)      (14,307)      (21,432)       (759)        (976)      (1,859)       (2,239)
-----------    ------------   -----------   -----------   ---------    ---------    ----------   ----------

 (4,810,091)    (11,309,807)   (3,468,273)   (5,337,388)   (119,904)     (89,404)    (270,869)     (447,724)
-----------    ------------   -----------   -----------   ---------    ---------    ----------   ----------

 (2,685,564)    (13,044,995)     (548,001)   (3,961,337)    (45,910)    (204,016)    (164,052)     (564,212)

 23,148,347      36,193,342    26,487,172    30,448,509     679,199      883,215    1,708,447     2,272,659
-----------    ------------   -----------   -----------   ---------    ---------    ----------   ----------
$20,462,783    $ 23,148,347   $25,939,171   $26,487,172   $ 633,289    $ 679,199   $1,544,395    $1,708,447
===========    ============   ===========   ===========   =========    =========    ==========   ==========

  3,794,341       5,380,471     1,035,833     1,250,336      99,808      111,098      129,862       162,110
-----------    ------------   -----------   -----------   ---------    ---------    ----------   ----------
    541,129         858,831        13,214        15,563       3,238        4,173        2,494         3,354
 (1,235,397)     (2,444,961)     (138,892)     (230,066)    (19,753)     (15,463)     (22,181)      (35,602)
-----------    ------------   -----------   -----------   ---------    ---------    ----------   ----------
  3,100,073       3,794,341       910,155     1,035,833      83,293       99,808      110,175       129,862
===========    ============   ===========   ===========   =========    =========    ==========   ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A54

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                   SUBACCOUNTS
                             ---------------------------------------------------------------------------------------
                             WELLS FARGO ADVANTAGE VT AST FIRST TRUST BALANCED TARGET     AST FIRST TRUST CAPITAL
                                TOTAL RETURN BOND                PORTFOLIO             APPRECIATION TARGET PORTFOLIO
                             -----------------------  ------------------------------  ------------------------------
                             01/01/2012   01/01/2011    01/01/2012      01/01/2011      01/01/2012      01/01/2011
                                 TO           TO            TO              TO              TO              TO
                             12/31/2012   12/31/2011    12/31/2012      12/31/2011      12/31/2012      12/31/2011
                             ----------  -----------  --------------  --------------  --------------  --------------
OPERATIONS
  Net investment income
   (loss)................... $    1,922  $    71,956  $    1,715,124  $   (1,906,540) $   (9,498,157) $  (16,277,675)
  Capital gains
   distributions
   received.................     92,506      224,894               0               0               0               0
  Realized gain (loss) on
   shares redeemed..........     57,978       64,961      35,005,299     135,287,913      63,097,779     153,093,263
  Net change in unrealized
   gain (loss) on
   investments..............     78,913        9,552      68,738,262    (219,845,707)    114,899,466    (405,354,217)
                             ----------  -----------  --------------  --------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............    231,319      371,363     105,458,685     (86,464,334)    168,499,088    (268,538,629)
                             ----------  -----------  --------------  --------------  --------------  --------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................      4,226        3,928      32,894,926      41,004,114      67,204,401      81,430,897
  Annuity Payments..........    (69,156)    (121,030)       (421,035)       (214,502)       (631,620)       (182,095)
  Surrenders, withdrawals
   and death benefits.......   (507,372)    (847,365)    (72,693,429)    (76,570,210)    (80,121,686)    (89,842,254)
  Net transfers between
   other subaccounts or
   fixed rate option........      6,003     (183,392)    101,234,390    (249,831,734)    224,162,819    (600,847,846)
  Withdrawal and other
   charges..................     (1,555)      (4,362)     (8,102,764)     (8,089,390)    (12,369,160)    (13,238,716)
                             ----------  -----------  --------------  --------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............   (567,854)  (1,152,221)     52,912,088    (293,701,722)    198,244,754    (622,680,014)
                             ----------  -----------  --------------  --------------  --------------  --------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................   (336,535)    (780,858)    158,370,773    (380,166,056)    366,743,842    (891,218,643)

NET ASSETS
  Beginning of period.......  5,324,498    6,105,356   1,294,669,553   1,674,835,609   1,644,212,966   2,535,431,609
                             ----------  -----------  --------------  --------------  --------------  --------------
  End of period............. $4,987,963  $ 5,324,498  $1,453,040,326  $1,294,669,553  $2,010,956,808  $1,644,212,966
                             ==========  ===========  ==============  ==============  ==============  ==============

  Beginning units...........    295,070      361,486     134,049,515     167,521,127     183,236,026     259,219,350
                             ----------  -----------  --------------  --------------  --------------  --------------
  Units issued..............      8,619       20,852      58,598,508      76,093,287     124,599,929     156,372,086
  Units redeemed............    (39,563)     (87,268)    (54,313,882)   (109,564,899)   (106,364,103)   (232,355,410)
                             ----------  -----------  --------------  --------------  --------------  --------------
  Ending units..............    264,126      295,070     138,334,141     134,049,515     201,471,852     183,236,026
                             ==========  ===========  ==============  ==============  ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A55

                                             SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
    AST ADVANCED STRATEGIES       COLUMBIA VARIABLE PORTFOLIO -    AST INVESTMENT GRADE BOND
           PORTFOLIO                HIGH INCOME FUND                       PORTFOLIO               AST BOND PORTFOLIO 2015
------------------------------    ----------------------------  -------------------------------  --------------------------
  01/01/2012        01/01/2011    01/01/2012     01/01/2011        01/01/2012      01/01/2011     01/01/2012    01/01/2011
      TO                TO            TO             TO                TO              TO             TO            TO
  12/31/2012        12/31/2011    12/31/2012     12/31/2011        12/31/2012      12/31/2011     12/31/2012    12/31/2011
--------------    --------------  ----------     ----------     ---------------  --------------  ------------  ------------
$   (8,786,528)   $  (15,556,570)  $ 11,769       $ 12,806      $   (11,031,610) $      728,024  $    348,334  $   (533,539)
     6,352,214                 0          0              0           37,671,779     146,683,460     6,852,187    23,301,828
    63,605,450       153,895,697       (471)        (7,063)         265,506,749    (137,443,532)  (11,709,223)   (1,845,717)
   115,799,784      (203,458,202)    15,667          6,368          (73,279,870)     99,694,044     5,608,102   (16,634,927)
--------------    --------------   --------       --------      ---------------  --------------  ------------  ------------

   176,970,920       (65,119,075)    26,965         12,111          218,867,048     109,661,996     1,099,400     4,287,645
--------------    --------------   --------       --------      ---------------  --------------  ------------  ------------

    40,839,379        49,123,176        144            170                    0           2,302             0         4,817
      (483,786)         (151,529)      (290)             0             (493,355)        (48,692)            0             0
   (78,900,905)      (82,110,715)    (4,974)       (74,891)         (89,390,614)    (55,919,692)  (13,397,113)  (12,108,139)
   191,348,445      (246,941,200)    13,119          7,611       (2,759,370,933)  4,351,802,896   (19,385,544)  (10,815,750)
    (9,464,193)       (8,801,087)      (331)          (195)         (26,349,978)    (19,066,174)      (49,688)      (57,461)
--------------    --------------   --------       --------      ---------------  --------------  ------------  ------------

   143,338,940      (288,881,355)     7,668        (67,305)      (2,875,604,880)  4,276,770,640   (32,832,345)  (22,976,533)
--------------    --------------   --------       --------      ---------------  --------------  ------------  ------------

   320,309,860      (354,000,430)    34,633        (55,194)      (2,656,737,832)  4,386,432,636   (31,732,945)  (18,688,888)

 1,522,265,097     1,876,265,527    192,910        248,104        4,798,061,153     411,628,517   115,390,892   134,079,780
--------------    --------------   --------       --------      ---------------  --------------  ------------  ------------
$1,842,574,957    $1,522,265,097   $227,543       $192,910      $ 2,141,323,321  $4,798,061,153  $ 83,657,947  $115,390,892
==============    ==============   ========       ========      ===============  ==============  ============  ============

   141,349,926       171,067,188     14,362         19,489          340,420,849      32,185,486     9,373,362    11,356,464
--------------    --------------   --------       --------      ---------------  --------------  ------------  ------------
    61,336,455        71,826,623        950          1,403          426,906,908     933,215,143     1,030,297     4,171,449
   (49,652,004)     (101,543,885)      (439)        (6,530)        (625,950,728)   (624,979,780)   (3,672,993)   (6,154,551)
--------------    --------------   --------       --------      ---------------  --------------  ------------  ------------
   153,034,377       141,349,926     14,873         14,362          141,377,029     340,420,849     6,730,666     9,373,362
==============    ==============   ========       ========      ===============  ==============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A56

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                 SUBACCOUNTS
                             ----------------------------------------------------------------------------------
                                                                                        AST GLOBAL REAL ESTATE
                               AST BOND PORTFOLIO 2018      AST BOND PORTFOLIO 2019           PORTFOLIO
                             ---------------------------  --------------------------  -------------------------
                               01/01/2012    01/01/2011    01/01/2012    01/01/2011    01/01/2012   01/01/2011
                                   TO            TO            TO            TO            TO           TO
                               12/31/2012    12/31/2011    12/31/2012    12/31/2011    12/31/2012   12/31/2011
                             -------------  ------------  ------------  ------------  -----------  ------------
OPERATIONS
  Net investment income
   (loss)................... $  (6,344,396) $ (4,970,427) $ (1,123,482) $   (646,358) $   (74,214) $    243,459
  Capital gains
   distributions
   received.................     2,050,947    25,314,436    10,987,687    10,926,789            0             0
  Realized gain (loss) on
   shares redeemed..........    20,048,987    (1,901,927)   (2,527,418)   (2,994,493)     388,286       806,854
  Net change in unrealized
   gain (loss) on
   investments..............    (1,499,369)   14,179,295    (4,376,002)     (497,901)   6,167,021    (5,427,425)
                             -------------  ------------  ------------  ------------  -----------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............    14,256,169    32,621,377     2,960,785     6,788,037    6,481,093    (4,377,112)
                             -------------  ------------  ------------  ------------  -----------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................             0        20,666             0         6,794    1,190,016     1,941,074
  Annuity Payments..........      (132,277)            0             0             0      (25,254)      (11,252)
  Surrenders, withdrawals
   and death benefits.......   (45,679,733)  (24,814,732)  (10,368,009)   (4,739,311)  (1,636,506)   (1,373,616)
  Net transfers between
   other subaccounts or
   fixed rate option........  (130,074,296)  396,111,860   128,661,054   (29,725,069)  14,271,765   (14,137,691)
  Withdrawal and other
   charges..................      (135,347)      (72,438)      (29,352)      (30,978)    (239,154)     (229,815)
                             -------------  ------------  ------------  ------------  -----------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............  (176,021,653)  371,245,356   118,263,693   (34,488,566)  13,560,867   (13,811,300)
                             -------------  ------------  ------------  ------------  -----------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................  (161,765,484)  403,866,733   121,224,478   (27,700,529)  20,041,960   (18,188,412)

NET ASSETS
  Beginning of period.......   486,106,178    82,239,445    45,275,035    72,975,564   23,006,552    41,194,964
                             -------------  ------------  ------------  ------------  -----------  ------------
  End of period............. $ 324,340,694  $486,106,178  $166,499,513  $ 45,275,035  $43,048,512  $ 23,006,552
                             =============  ============  ============  ============  ===========  ============

  Beginning units...........    36,606,980     6,820,750     3,345,350     6,123,557    2,477,296     4,177,150
                             -------------  ------------  ------------  ------------  -----------  ------------
  Units issued..............     9,395,765    54,264,217    13,008,571     2,947,494    3,889,562     3,604,048
  Units redeemed............   (22,364,026)  (24,477,987)   (4,414,156)   (5,725,701)  (2,652,007)   (5,303,902)
                             -------------  ------------  ------------  ------------  -----------  ------------
  Ending units..............    23,638,719    36,606,980    11,939,765     3,345,350    3,714,851     2,477,296
                             =============  ============  ============  ============  ===========  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A57

                                               SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------
                                      FRANKLIN TEMPLETON
  AST PARAMETRIC EMERGING       VIP FOUNDING FUNDS ALLOCATION
  MARKETS EQUITY PORTFOLIO                   FUND                 AST BOND PORTFOLIO 2016     AST BOND PORTFOLIO 2020
---------------------------    -------------------------------  --------------------------  --------------------------
 01/01/2012       01/01/2011      01/01/2012      01/01/2011     01/01/2012    01/01/2011    01/01/2012    01/01/2011
     TO               TO              TO              TO             TO            TO            TO            TO
 12/31/2012       12/31/2011     09/21/2012**     12/31/2011     12/31/2012    12/31/2011    12/31/2012    12/31/2011
------------    -------------  ---------------  --------------  ------------  ------------  ------------  ------------
$   (713,178)   $  (1,348,297) $    18,321,630  $  (20,578,305) $ (1,329,978) $   (499,765) $    (28,966) $   (496,905)
   1,991,884                0                0               0       859,423     7,739,883     1,416,622     7,085,726
  (8,285,545)       2,714,854      110,977,096      13,257,175     2,508,852    (6,222,627)      758,279    (3,403,398)
  23,498,319      (44,636,610)     (19,094,723)    (85,378,105)     (409,472)    1,791,008    (1,818,518)    3,813,590
------------    -------------  ---------------  --------------  ------------  ------------  ------------  ------------

  16,491,480      (43,270,053)     110,204,003     (92,699,235)    1,628,825     2,808,499       327,417     6,999,013
------------    -------------  ---------------  --------------  ------------  ------------  ------------  ------------

   5,343,655        7,108,977       30,196,350      45,724,205             0         6,308        13,016        25,888
     (14,986)         (11,496)        (154,863)           (736)            0             0             0             0
  (5,820,262)      (7,978,458)     (26,212,387)    (40,936,488)   (7,524,674)   (5,535,482)     (787,758)   (2,956,665)
  20,753,706      (73,737,392)  (1,031,577,684)   (317,627,210)  (49,682,695)   64,717,661   (17,025,190)  (69,386,502)
  (1,042,628)      (1,177,321)      (6,266,328)     (9,087,087)      (27,833)      (35,230)       (2,310)      (13,611)
------------    -------------  ---------------  --------------  ------------  ------------  ------------  ------------

  19,219,485      (75,795,690)  (1,034,014,912)   (321,927,316)  (57,235,202)   59,153,259   (17,802,242)  (72,330,890)
------------    -------------  ---------------  --------------  ------------  ------------  ------------  ------------

  35,710,965     (119,065,743)    (923,810,909)   (414,626,551)  (55,606,377)   61,961,758   (17,474,825)  (65,331,877)

 102,016,808      221,082,551      923,810,909   1,338,437,460   104,934,045    42,972,287    20,386,443    85,718,320
------------    -------------  ---------------  --------------  ------------  ------------  ------------  ------------
$137,727,773    $ 102,016,808  $             0  $  923,810,909  $ 49,327,668  $104,934,045  $  2,911,618  $ 20,386,443
============    =============  ===============  ==============  ============  ============  ============  ============

  11,536,546       19,650,035      101,260,654     141,667,629     9,659,948     4,241,307     1,825,419     8,913,944
------------    -------------  ---------------  --------------  ------------  ------------  ------------  ------------
  13,523,156       16,403,542       62,276,402      84,884,604     3,125,136    15,942,703       383,973     6,733,579
 (11,656,329)     (24,517,031)    (163,537,056)   (125,291,579)   (8,327,000)  (10,524,062)   (1,959,002)  (13,822,104)
------------    -------------  ---------------  --------------  ------------  ------------  ------------  ------------
  13,403,373       11,536,546                0     101,260,654     4,458,084     9,659,948       250,390     1,825,419
============    =============  ===============  ==============  ============  ============  ============  ============

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A58

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                               SUBACCOUNTS
                             -------------------------------------------------------------------------------
                              AST JENNISON LARGE-CAP    AST JENNISON LARGE-CAP
                                  VALUE PORTFOLIO          GROWTH PORTFOLIO        AST BOND PORTFOLIO 2017
                             ------------------------  ------------------------  ---------------------------
                              01/01/2012   01/01/2011   01/01/2012   01/01/2011    01/01/2012    01/01/2011
                                  TO           TO           TO           TO            TO            TO
                              12/31/2012   12/31/2011   12/31/2012   12/31/2011    12/31/2012    12/31/2011
                             -----------  -----------  -----------  -----------  -------------  ------------
OPERATIONS
  Net investment income
   (loss)................... $  (222,020) $  (260,738) $  (414,841) $  (250,037) $  (3,834,418) $ (3,580,256)
  Capital gains
   distributions
   received.................           0       75,552            0            0              0     5,526,234
  Realized gain (loss) on
   shares redeemed..........   1,518,468     (228,467)    (219,063)    (557,811)    10,573,344     1,722,711
  Net change in unrealized
   gain (loss) on
   investments..............      40,184   (2,618,649)   2,282,980     (701,515)       516,035    10,398,528
                             -----------  -----------  -----------  -----------  -------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   1,336,632   (3,032,302)   1,649,076   (1,509,363)     7,254,961    14,067,217
                             -----------  -----------  -----------  -----------  -------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................     609,631      681,861    1,167,575      619,496              0        17,214
  Annuity Payments..........           0            0       (1,621)           0        (60,797)      (43,207)
  Surrenders, withdrawals
   and death benefits.......  (2,050,160)  (1,592,137)  (1,970,639)  (1,154,411)   (32,497,437)  (20,340,721)
  Net transfers between
   other subaccounts or
   fixed rate option........   3,894,405      713,366    9,754,180    5,474,521   (114,909,888)  152,920,965
  Withdrawal and other
   charges..................    (106,038)    (105,270)    (168,624)     (84,766)       (70,931)      (61,943)
                             -----------  -----------  -----------  -----------  -------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............   2,347,838     (302,180)   8,780,871    4,854,840   (147,539,053)  132,492,308
                             -----------  -----------  -----------  -----------  -------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................   3,684,470   (3,334,482)  10,429,947    3,345,477   (140,284,092)  146,559,525

NET ASSETS
  Beginning of period.......  13,910,226   17,244,708   14,435,075   11,089,598    313,345,033   166,785,508
                             -----------  -----------  -----------  -----------  -------------  ------------
  End of period............. $17,594,696  $13,910,226  $24,865,022  $14,435,075  $ 173,060,941  $313,345,033
                             ===========  ===========  ===========  ===========  =============  ============

  Beginning units...........   1,305,558    1,498,334    1,294,441      985,526     26,813,400    15,542,168
                             -----------  -----------  -----------  -----------  -------------  ------------
  Units issued..............   2,222,038    2,685,196    3,568,469    3,757,287      6,389,097    36,155,261
  Units redeemed............  (2,044,973)  (2,877,972)  (2,894,991)  (3,448,372)   (18,794,253)  (24,884,029)
                             -----------  -----------  -----------  -----------  -------------  ------------
  Ending units..............   1,482,623    1,305,558    1,967,919    1,294,441     14,408,244    26,813,400
                             ===========  ===========  ===========  ===========  =============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A59

                                       SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------
                               WELLS FARGO ADVANTAGE VT  WELLS FARGO ADVANTAGE VT WELLS FARGO ADVANTAGE VT
                               INTRINSIC VALUE PORTFOLIO OMEGA GROWTH PORTFOLIO   SMALL CAP VALUE PORTFOLIO
  AST BOND PORTFOLIO 2021            SHARE CLASS 2            SHARE CLASS 2            SHARE CLASS 1
---------------------------    ------------------------  ----------------------   ------------------------
  01/01/2012      01/01/2011    01/01/2012   01/01/2011  01/01/2012   01/01/2011  01/01/2012   01/01/2011
      TO              TO            TO           TO          TO           TO          TO           TO
  12/31/2012      12/31/2011    12/31/2012   12/31/2011  12/31/2012   12/31/2011  12/31/2012   12/31/2011
-------------    ------------  -----------  -----------  ----------   ----------  ----------   ----------
$  (3,531,020)   $ (5,847,535) $   (33,149) $  (183,921) $  (42,079)  $  (45,721) $   (3,507)  $   (8,653)
    4,373,546               0            0            0     202,470       27,593           0            0
   27,301,885      28,417,819      644,518    1,427,511      91,251      151,754      78,151       56,056
  (17,800,424)     30,591,554    1,808,516   (1,908,275)    241,083     (333,286)     87,048     (196,194)
-------------    ------------  -----------  -----------  ----------   ----------  ----------   ----------

   10,343,987      53,161,838    2,419,885     (664,685)    492,725     (199,660)    161,692     (148,791)
-------------    ------------  -----------  -----------  ----------   ----------  ----------   ----------

      107,223           1,231       54,647      158,631      10,907        4,046       6,185        4,278
            0         (15,958)     (62,483)     (29,812)      8,529      (26,575)    (86,723)      (2,349)
  (24,498,486)    (19,701,907)  (1,835,242)  (2,769,254)   (284,492)    (471,614)   (207,952)    (262,655)
 (210,556,718)    219,939,251      296,850   (1,358,273)    (57,880)     (95,509)    (86,884)     (72,735)
      (76,484)       (139,159)     (11,416)     (12,471)     (1,908)      (3,030)     (4,625)      (5,423)
-------------    ------------  -----------  -----------  ----------   ----------  ----------   ----------

 (235,024,465)    200,083,458   (1,557,644)  (4,011,179)   (324,844)    (592,682)   (379,999)    (338,884)
-------------    ------------  -----------  -----------  ----------   ----------  ----------   ----------

 (224,680,478)    253,245,296      862,241   (4,675,864)    167,881     (792,342)   (218,307)    (487,675)

  386,213,951     132,968,655   14,246,415   18,922,279   2,756,689    3,549,031   1,407,869    1,895,544
-------------    ------------  -----------  -----------  ----------   ----------  ----------   ----------
$ 161,533,473    $386,213,951  $15,108,656  $14,246,415  $2,924,570   $2,756,689  $1,189,562   $1,407,869
=============    ============  ===========  ===========  ==========   ==========  ==========   ==========

   29,916,565      12,100,446    1,327,336    1,674,773     242,219      290,415     129,999      160,403
-------------    ------------  -----------  -----------  ----------   ----------  ----------   ----------
    6,359,909      62,454,686      287,991      689,162       5,100       15,930       9,046        5,437
  (24,293,598)    (44,638,567)    (434,960)  (1,036,599)    (30,801)     (64,126)    (41,605)     (35,841)
-------------    ------------  -----------  -----------  ----------   ----------  ----------   ----------
   11,982,876      29,916,565    1,180,367    1,327,336     216,518      242,219      97,440      129,999
=============    ============  ===========  ===========  ==========   ==========  ==========   ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A60

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                              SUBACCOUNTS
                             ---------------------------------------------------------------------------------
                             WELLS FARGO ADVANTAGE VT  WELLS FARGO ADVANTAGE VT    WELLS FARGO ADVANTAGE VT
                              OMEGA GROWTH PORTFOLIO   SMALL CAP GROWTH PORTFOLIO INTERNATIONAL EQUITY PORTFOLIO
                                   SHARE CLASS 1             SHARE CLASS 1              SHARE CLASS 1
                             ------------------------  ------------------------   -----------------------------
                              01/01/2012   01/01/2011   01/01/2012    01/01/2011   01/01/2012     01/01/2011
                                  TO           TO           TO            TO           TO             TO
                              12/31/2012   12/31/2011   12/31/2012    12/31/2011   12/31/2012     12/31/2011
                             -----------  -----------  -----------   -----------   -----------    ------------
OPERATIONS
  Net investment income
   (loss)................... $  (402,530) $  (421,071) $  (232,641)  $  (311,080) $     4,172    $   (287,236)
  Capital gains
   distributions
   received.................   1,697,220      246,098      703,693             0    1,380,001       1,314,994
  Realized gain (loss) on
   shares redeemed..........   2,545,859    1,925,273    1,175,758     1,819,750       93,104       1,214,815
  Net change in unrealized
   gain (loss) on
   investments..............     386,612   (4,286,984)    (633,075)   (3,056,076)     855,868      (6,610,830)
                             -----------  -----------  -----------   -----------   -----------    ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   4,227,161   (2,536,684)   1,013,735    (1,547,406)   2,333,145      (4,368,257)
                             -----------  -----------  -----------   -----------   -----------    ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................     196,800      191,396      101,969       161,636      199,480         397,182
  Annuity Payments..........    (201,982)     (63,281)     (11,633)      (51,526)     (20,258)        (79,533)
  Surrenders, withdrawals
   and death benefits.......  (3,355,261)  (3,928,685)  (1,775,936)   (2,800,836)  (2,542,068)     (4,318,252)
  Net transfers between
   other subaccounts or
   fixed rate option........   1,445,806    4,177,813   (1,475,106)   (4,860,026)  (1,548,337)     (3,432,213)
  Withdrawal and other
   charges..................     (27,280)     (29,636)     (18,473)      (22,714)     (31,255)        (38,142)
                             -----------  -----------  -----------   -----------   -----------    ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............  (1,941,917)     347,607   (3,179,179)   (7,573,466)  (3,942,438)     (7,470,958)
                             -----------  -----------  -----------   -----------   -----------    ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................   2,285,244   (2,189,077)  (2,165,444)   (9,120,872)  (1,609,293)    (11,839,215)

NET ASSETS
  Beginning of period.......  22,322,891   24,511,968   15,304,590    24,425,462   22,584,958      34,424,173
                             -----------  -----------  -----------   -----------   -----------    ------------
  End of period............. $24,608,135  $22,322,891  $13,139,146   $15,304,590  $20,975,665    $ 22,584,958
                             ===========  ===========  ===========   ===========   ===========    ============

  Beginning units...........   1,760,535    1,861,068    1,325,957     1,993,460    1,695,608       2,222,067
                             -----------  -----------  -----------   -----------   -----------    ------------
  Units issued..............     998,930    1,133,454      393,137       542,427      403,960         557,572
  Units redeemed............  (1,106,170)  (1,233,987)    (650,902)   (1,209,930)    (689,818)     (1,084,031)
                             -----------  -----------  -----------   -----------   -----------    ------------
  Ending units..............   1,653,295    1,760,535    1,068,192     1,325,957    1,409,750       1,695,608
                             ===========  ===========  ===========   ===========   ===========    ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A61

                                         SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------
                              AST QUANTITATIVE MODELING    AST BLACKROCK GLOBAL       INVESCO V.I. CAPITAL
  AST BOND PORTFOLIO 2022            PORTFOLIO             STRATEGIES PORTFOLIO         DEVELOPMENT FUND
--------------------------    -----------------------   -------------------------  -------------------------
 01/01/2012      01/03/2011*   01/01/2012   04/29/2011*  01/01/2012   04/29/2011*   01/01/2012   04/29/2011*
     TO              TO            TO           TO           TO           TO            TO           TO
 12/31/2012      12/31/2011    12/31/2012   12/31/2011   12/31/2012   12/31/2011   04/30/2012**  12/31/2011
------------    ------------  -----------   ----------- ------------  -----------  ------------  -----------
$ (6,355,368)   $ (1,418,001) $   (89,246)  $  (23,186) $ (1,203,129) $  (471,269) $    (72,717) $  (202,714)
     669,490               0            0            0             0            0             0            0
  10,769,467       5,670,020       (5,315)     (42,519)      460,367   (2,124,836)     (830,299)  (2,006,075)
  10,218,618       6,796,908      621,453     (112,190)    7,531,688     (572,766)    2,737,831   (2,737,831)
------------    ------------  -----------   ----------  ------------  -----------  ------------  -----------

  15,302,207      11,048,927      526,892     (177,895)    6,788,926   (3,168,871)    1,834,815   (4,946,620)
------------    ------------  -----------   ----------  ------------  -----------  ------------  -----------

     128,875           5,457      157,810        5,540     3,173,016      838,728        11,503       99,233
           0               0            0            0             0            0       (15,078)     (33,097)
 (21,107,546)     (3,178,680)    (297,388)    (101,041)   (4,711,230)  (1,000,299)   (1,305,503)  (2,400,309)
  72,438,500     224,310,127    6,700,219    3,852,694    42,749,874   59,156,542   (14,478,845)  21,255,573
    (134,345)         (5,300)      (1,807)        (524)     (530,228)    (144,245)       (6,131)     (15,541)
------------    ------------  -----------   ----------  ------------  -----------  ------------  -----------

  51,325,484     221,131,604    6,558,834    3,756,669    40,681,432   58,850,726   (15,794,054)  18,905,859
------------    ------------  -----------   ----------  ------------  -----------  ------------  -----------

  66,627,691     232,180,531    7,085,726    3,578,774    47,470,358   55,681,855   (13,959,239)  13,959,239

 232,180,531               0    3,578,774            0    55,681,855            0    13,959,239            0
------------    ------------  -----------   ----------  ------------  -----------  ------------  -----------
$298,808,222    $232,180,531  $10,664,500   $3,578,774  $103,152,213  $55,681,855  $          0  $13,959,239
============    ============  ===========   ==========  ============  ===========  ============  ===========

  19,366,598               0      402,004            0     6,080,836            0     1,706,894            0
------------    ------------  -----------   ----------  ------------  -----------  ------------  -----------
  23,924,648      28,806,518      844,784      458,117     9,601,227   10,599,829        94,553    3,528,203
 (19,229,658)     (9,439,920)    (169,593)     (56,113)   (5,431,006)  (4,518,993)   (1,801,447)  (1,821,309)
------------    ------------  -----------   ----------  ------------  -----------  ------------  -----------
  24,061,588      19,366,598    1,077,195      402,004    10,251,057    6,080,836             0    1,706,894
============    ============  ===========   ==========  ============  ===========  ============  ===========

*  Date subaccount became available for investment

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A62

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                            SUBACCOUNTS
                             ----------------------------------------------------------------------------
                                                       COLUMBIA VARIABLE PORTFOLIO
                                   INVESCO V.I.            SHORT DURATION             COLUMBIA VARIABLE
                               DIVERSIFIED DIVIDEND         US GOVERNMENT                PORTFOLIO -
                                       FUND                     FUND                     GROWTH FUND
                             ------------------------  --------------------------  ----------------------
                              01/01/2012  04/29/2011*  01/01/2012    04/29/2011*   01/01/2012  04/29/2011*
                                  TO          TO           TO            TO            TO          TO
                              12/31/2012  12/31/2011   12/31/2012    12/31/2011    12/31/2012  12/31/2011
                             -----------  -----------  ----------    -----------   ----------  -----------
OPERATIONS
  Net investment income
   (loss)................... $    93,659  $  (139,459) $    1,067    $   (8,617)   $  (45,182) $  (30,454)
  Capital gains
   distributions
   received.................           0            0           0             0             0           0
  Realized gain (loss) on
   shares redeemed..........      52,612     (588,932)      3,454           790        (1,934)    (47,281)
  Net change in unrealized
   gain (loss) on
   investments..............   2,127,301     (775,850)      3,352        11,836       811,616    (577,708)
                             -----------  -----------   ----------   ----------    ----------  ----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   2,273,572   (1,504,241)      7,873         4,009       764,500    (655,443)
                             -----------  -----------   ----------   ----------    ----------  ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................     180,897      122,455       1,174        11,027         3,725       5,055
  Annuity Payments..........     (19,088)      (6,993)    (27,736)       13,062       (16,830)     (1,083)
  Surrenders, withdrawals
   and death benefits.......  (2,186,211)  (1,541,195)   (217,176)      (43,585)     (339,019)   (327,066)
  Net transfers between
   other subaccounts or
   fixed rate option........   3,977,902   15,325,155      51,886     1,252,277      (106,482)  5,143,351
  Withdrawal and other
   charges..................     (16,475)     (10,307)     (1,228)         (836)       (6,694)     (4,772)
                             -----------  -----------   ----------   ----------    ----------  ----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............   1,937,025   13,889,115    (193,080)    1,231,945      (465,300)  4,815,485
                             -----------  -----------   ----------   ----------    ----------  ----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................   4,210,597   12,384,874    (185,207)    1,235,954       299,200   4,160,042

NET ASSETS
  Beginning of period.......  12,384,874            0   1,235,954             0     4,160,042           0
                             -----------  -----------   ----------   ----------    ----------  ----------
  End of period............. $16,595,471  $12,384,874  $1,050,747    $1,235,954    $4,459,242  $4,160,042
                             ===========  ===========   ==========   ==========    ==========  ==========

  Beginning units...........   1,357,025            0     123,246             0       475,230           0
                             -----------  -----------   ----------   ----------    ----------  ----------
  Units issued..............   1,208,521    2,311,893       6,823       135,176         5,220     531,387
  Units redeemed............  (1,010,492)    (954,868)    (25,984)      (11,930)      (52,613)    (56,157)
                             -----------  -----------   ----------   ----------    ----------  ----------
  Ending units..............   1,555,054    1,357,025     104,085       123,246       427,837     475,230
                             ===========  ===========   ==========   ==========    ==========  ==========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A63

                                      SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------
 WELLS FARGO ADVANTAGE     WELLS FARGO ADVANTAGE                               AST NEUBERGER BERMAN
    VT OPPORTUNITY             VT OPPORTUNITY      AST PRUDENTIAL CORE BOND         CORE BOND
    FUND - CLASS 1             FUND - CLASS 2              PORTFOLIO                PORTFOLIO
----------------------    -----------------------  ------------------------  -----------------------
01/01/2012    08/26/2011*  01/01/2012  08/26/2011*  01/01/2012  10/31/2011*   01/01/2012  10/31/2011*
    TO            TO           TO          TO           TO          TO            TO          TO
12/31/2012    12/31/2011   12/31/2012  12/31/2011   12/31/2012  12/31/2011    12/31/2012  12/31/2011
----------    ----------- -----------  ----------- -----------  -----------  -----------  -----------
$  (29,270)   $  (18,221) $   (85,652) $  (31,998) $  (322,191) $   (18,804) $  (286,922) $  (15,888)
     1,175             0        2,259           0       48,375            0       14,613           0
   123,375         7,623      157,652      16,054      563,527         (275)     391,430      (7,240)
   361,969       180,011      776,180     321,696      699,598      102,770      410,694      51,501
----------    ----------  -----------  ----------  -----------  -----------  -----------  ----------

   457,249       169,413      850,439     305,752      989,309       83,691      529,815      28,373
----------    ----------  -----------  ----------  -----------  -----------  -----------  ----------

    12,449         6,360        9,356       3,051    1,550,107        8,633    1,156,158     509,478
   (66,261)        8,506        9,520     (23,503)    (218,042)           0            0           0
  (558,205)     (199,116)    (950,333)   (301,516)  (3,092,052)     (95,807)  (2,028,946)    (60,125)
  (259,803)    3,586,809     (160,259)  6,502,422   17,638,203   16,153,810   16,330,225   7,627,012
    (9,132)       (3,757)      (2,667)     (1,079)    (142,158)      (4,346)    (131,761)     (9,105)
----------    ----------  -----------  ----------  -----------  -----------  -----------  ----------

  (880,952)    3,398,802   (1,094,383)  6,179,375   15,736,058   16,062,290   15,325,676   8,067,260
----------    ----------  -----------  ----------  -----------  -----------  -----------  ----------

  (423,703)    3,568,215     (243,944)  6,485,127   16,725,367   16,145,981   15,855,491   8,095,633

 3,568,215             0    6,485,127           0   16,145,981            0    8,095,633           0
----------    ----------  -----------  ----------  -----------  -----------  -----------  ----------
$3,144,512    $3,568,215  $ 6,241,183  $6,485,127  $32,871,348  $16,145,981  $23,951,124  $8,095,633
==========    ==========  ===========  ==========  ===========  ===========  ===========  ==========

   333,023             0      605,954           0    1,603,609            0      803,924           0
----------    ----------  -----------  ----------  -----------  -----------  -----------  ----------
    10,314       394,802        5,060     651,292    4,893,558    1,697,367    4,331,584   1,057,037
   (86,301)      (61,779)     (99,023)    (45,338)  (3,397,746)     (93,758)  (2,827,113)   (253,113)
----------    ----------  -----------  ----------  -----------  -----------  -----------  ----------
   257,036       333,023      511,991     605,954    3,099,421    1,603,609    2,308,395     803,924
==========    ==========  ===========  ==========  ===========  ===========  ===========  ==========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A64

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                SUBACCOUNTS
                             ---------------------------------------------------------------------------------
                                             AST FRANKLIN        AST           AST                 INVESCO VAN
                                              TEMPLETON     NEW DISCOVERY WESTERN ASSET  AST MFS   KAMPEN V.I.
                                            FOUNDING FUNDS      ASSET       EMERGING    LARGE-CAP    MID CAP
                                AST BOND      ALLOCATION     ALLOCATION   MARKETS DEBT    VALUE      GROWTH
                             PORTFOLIO 2023   PORTFOLIO       PORTFOLIO     PORTFOLIO   PORTFOLIO     FUND
                             -------------- --------------  ------------- ------------- ---------- -----------
                               1/3/2012*      4/30/2012*     4/30/2012*    4/20/2012*   8/20/2012* 4/27/2012*
                                   TO             TO             TO            TO           TO         TO
                               12/31/2012     12/31/2012     12/31/2012    12/31/2012   12/31/2012 12/31/2012
                             -------------- --------------  ------------- ------------- ---------- -----------
OPERATIONS
  Net investment income
   (loss)...................  $   (720,825) $   (5,581,229) $    312,298   $   (3,626)   $ (3,538) $  (128,358)
  Capital gains
   distributions
   received.................             0               0             0            0           0        4,024
  Realized gain (loss) on
   shares redeemed..........       821,901      (3,260,873)   (1,801,329)       1,203       7,966     (129,507)
  Net change in unrealized
   gain (loss) on
   investments..............       181,029      14,693,376     5,918,204       29,062       9,276     (196,586)
                              ------------  --------------  ------------   ----------    --------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............       282,105       5,851,274     4,429,173       26,639      13,704     (450,427)
                              ------------  --------------  ------------   ----------    --------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................             0       2,978,713     1,741,286          226       8,328      471,712
  Annuity Payments..........             0         (65,105)     (184,470)           0           0      (47,756)
  Surrenders, withdrawals
   and death benefits.......    (1,776,618)    (11,442,763)  (11,085,685)     (25,139)     (4,704)  (1,265,429)
  Net transfers between
   other subaccounts or
   fixed rate option........   107,786,778   1,199,960,762   195,270,947    1,400,990     851,112   13,674,048
  Withdrawal and other
   charges..................        (1,377)     (2,756,945)     (506,880)         (52)     (1,361)     (11,990)
                              ------------  --------------  ------------   ----------    --------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............   106,008,783   1,188,674,662   185,235,198    1,376,025     853,375   12,820,585
                              ------------  --------------  ------------   ----------    --------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................   106,290,888   1,194,525,936   189,664,371    1,402,664     867,079   12,370,158

NET ASSETS
  Beginning of period.......             0               0             0            0           0            0
                              ------------  --------------  ------------   ----------    --------  -----------
  End of period.............  $106,290,888  $1,194,525,936  $189,664,371   $1,402,664    $867,079  $12,370,158
                              ============  ==============  ============   ==========    ========  ===========

  Beginning units...........             0               0             0            0           0            0
                              ------------  --------------  ------------   ----------    --------  -----------
  Units issued..............    11,588,530     129,675,187    28,063,039      142,494     132,434    1,649,605
  Units redeemed............    (1,339,619)    (18,520,350)   (9,696,094)      (7,506)    (47,414)    (384,705)
                              ------------  --------------  ------------   ----------    --------  -----------
  Ending units..............    10,248,911     111,154,837    18,366,945      134,988      85,020    1,264,900
                              ============  ==============  ============   ==========    ========  ===========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A65

                       NOTES TO FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")
                               DECEMBER 31, 2012

NOTE 1: GENERAL

        Prudential Annuities Life Assurance Corporation Variable Account B, also referred to as the "Account", is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. Prudential Annuities Life Assurance Corporation ("Prudential Annuities" or the "Company"), which became a majority owned subsidiary of Prudential Financial, Inc. on May 1, 2003, commenced operations of the Account, pursuant to Connecticut law on November 25, 1987. Under
        (S)38a-433 of the Connecticut General Statutes, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of the Company. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by Prudential Annuities. However, the Account's obligations, including insurance benefits related to the annuities, are the obligations of Prudential Annuities.

        The Account is used as a funding vehicle for several flexible premium deferred variable annuity contracts, as well as two immediate variable annuities issued by Prudential Annuities. The following is a list of each variable annuity product funded through the Account.

 LifeVest Personal SecurityAnnuity      Imperium
  ("PSA")                               Advanced Series XTra Credit
 Alliance Capital Navigator ("ACN")      FOUR ("XTtra Credit FOUR")
 Advanced Series Advisor Plan ("ASAP")  Advanced Series XTra Credit FOUR
 Advanced Series Advisor Plan II         Premier ("XTra Credit FOUR Premier")
  ("ASAPII")                            Advanced Series XTra Credit SIX
 Harvester Variable Annuity              ("XTra Credit SIX")
  ("Harvester Variable Annuity")        Advanced Series XTra Credit
 Advanced Series Advisor Plan II         EIGHT ("XTra Credit EIGHT")
  Premier ("ASAP II Premier")           Advanced Series Protector ("AS
 Advanced Series Advisor Plan III        Protector")
  ("ASAP III")                          Wells Fargo Stagecoach Variable
 Advanced Series Apex ("Apex")           Annuity ("Stagecoach")
 Wells Fargo Stagecoach Apex            Wells Fargo Stagecoach Variable
 Advanced Series Apex II ("ApexII")      AnnuityPlus ("Stagecoach VA+")
 Advanced Series LifeVest ("ASL")       Advanced Series Advisors Choice
 Wells Fargo Stagecoach Variable         ("Choice")
  AnnuityFlex ("Stagecoach Flex")       Advanced Series Advisors Choice
 Advanced Series LifeVest Premier        2000 ("Choice 2000")
  ("ASL Premier")                       Advanced Series Impact ("ASImpact")
 Advanced Series LifeVest II ("ASL II") Defined Investments Annuity
 Advanced Series LifeVest II Premier    Galaxy Variable Annuity III ("Galaxy
  (ASL II Premier")                      III")
 Advanced Series XTra Credit ("XTra     Advanced Series Advisors Income
  Credit")                               Annuity ("ASAIA")
 Stagecoach ApexII                      Advanced Series Variable Immediate
 Stagecoach ASAP III                     Annuity ("ASVIA")
 Stagecoach XTra Credit SIX             Advanced Series Optimum
 Wells Fargo Stagecoach Extra           Advanced Series OptimumPlus
  Credit ("Stagecoach Extra Credit")    Advanced Series OptimumFour
 Harvester XTra Credit ("Harvester      Advanced Series OptimumExtra
  XTra Credit")                         Advanced Series Cornerstone
 Advanced Series XTra Credit
  Premier ("XTra Credit Premier")
 Emerald Choice

        The Annuities named above may be used as an investment vehicle for "qualified" investments, including an IRA, SEP-IRA, Roth IRA or Tax Sheltered Annuity (or 403(b)) or as an investment vehicle for "non-qualified" investments. When an Annuity is purchased as a "qualified" investment, it does not provide any tax advantages in addition to the preferential treatment already available under the Internal Revenue Code.

                                      A66

        The Account consists of one hundred and forty six subaccounts, each of which invests in either a corresponding portfolio of The Prudential Series Fund, Advanced Series Trust, (collectively the "Series Funds") or one of the non-Prudential administered funds (collectively, the "Portfolios"). Certain subaccounts are available with only certain variable annuities offered through the Account.

        The name of each Portfolio and the corresponding subaccount name are as follows:

AST Goldman Sachs Large-Cap Value Portfolio
AST T. Rowe Price Large-Cap Growth Portfolio
AST American Century Income & Growth Portfolio*
AST Schroders Multi-Asset World Strategies Portfolio
AST Money Market Portfolio
AST Cohen & Steers Realty Portfolio
AST J.P. Morgan Strategic Opportunities Portfolio
AST BlackRock Value Portfolio
AST High Yield Portfolio
AST Federated Aggressive Growth Portfolio
AST Mid-Cap Value Portfolio
AST Small-Cap Value Portfolio
AST Goldman Sachs Concentrated Growth Portfolio
AST Goldman Sachs Mid-Cap Growth Portfolio
AST Goldman Sachs Small-Cap Value Portfolio
AST Large-Cap Value Portfolio
AST Lord Abbett Core Fixed Income Portfolio
AST Marsico Capital Growth Portfolio
AST MFS Growth Portfolio
AST Neuberger Berman Mid-Cap Growth Portfolio
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
AST Small-Cap Growth Portfolio
AST PIMCO Limited Maturity Bond Portfolio
AST PIMCO Total Return Bond Portfolio
AST T. Rowe Price Equity Income Portfolio
AST QMA US Equity Alpha Portfolio
AST T. Rowe Price Natural Resources Portfolio
AST T. Rowe Price Asset Allocation Portfolio
AST International Value Portfolio
AST MFS Global Equity Portfolio
AST JPMorgan International Equity Portfolio
AST T. Rowe Price Global Bond Portfolio
AST International Growth Portfolio
AST Wellington Management Hedged Equity Portfolio
AST Capital Growth Asset Allocation Portfolio
AST Academic Strategies Asset Allocation Portfolio
AST Balanced Asset Allocation Portfolio
AST Preservation Asset Allocation Portfolio
AST First Trust Balanced Target Portfolio
AST First Trust Capital Appreciation Target Portfolio
AST Advanced Strategies Portfolio
AST Schroders Global Tactical Portfolio (Formerly AST CLS Growth Asset
 Allocation Portfolio)
AST CLS Moderate Asset Allocation Portfolio
AST J.P. Morgan Global Thematic Portfolio (Formerly AST Horizon Growth Asset
 Allocation Portfolio)
AST Horizon Moderate Asset Allocation Portfolio
AST FI Pyramis(R) Asset Allocation Portfolio
AST Investment Grade Bond Portfolio
AST Western Asset Core Plus Bond Portfolio
AST Bond Portfolio 2015
AST Bond Portfolio 2018
AST Bond Portfolio 2019
AST Global Real Estate Portfolio
AST Parametric Emerging Markets Equity Portfolio
AST Bond Portfolio 2016
AST Bond Portfolio 2020
AST Jennison Large-Cap Value Portfolio
AST Jennison Large-Cap Growth Portfolio
AST Bond Portfolio 2017
AST Bond Portfolio 2021
AST Bond Portfolio 2022
AST Quantitative Modeling Portfolio
AST BlackRock Global Strategies Portfolio
AST Prudential Core Bond Portfolio
AST Neuberger Berman Core Bond Portfolio
AST Bond Portfolio 2023
AST Franklin Templeton Founding Funds Allocation Portfolio
AST New Discovery Asset Allocation Portfolio
AST Western Asset Emerging Markets Debt Portfolio
AST MFS Large-Cap Value Portfolio
Davis Value Portfolio
Columbia Variable Portfolio - Asset Allocation Fund
Columbia Variable Portfolio - Money Market Fund
Columbia Variable Portfolio - Small Company Growth Fund
Columbia Variable Portfolio - High Income Fund
Franklin Templeton VIP Founding Funds Allocation Fund*
Prudential SP International Growth Portfolio
NVIT Developing Markets Fund
The DOW DART 10 Portfolio
First Trust Target Focus Four Portfolio
Global Dividend Target 15 Portfolio
NASDAQ Target 15 Portfolio
S&P Target 24 Portfolio
Target Managed VIP Portfolio
Value Line Target 25 Portfolio
The DOW Target Dividend Portfolio
ProFund VP Asia 30
ProFund VP Banks
ProFund VP Bear
ProFund VP Biotechnology
ProFund VP Basic Materials
ProFund VP UltraBull
ProFund VP Bull
ProFund VP Consumer Services
ProFund VP Consumer Goods Portfolio
ProFund VP Oil & Gas
ProFund VP Europe 30
ProFund VP Financials
ProFund VP U.S. Government Plus
ProFund VP Health Care
ACCESS VP High Yield Fund
ProFund VP Industrials
ProFund VP Internet
ProFund VP Japan
ProFund VP Precious Metals
ProFund VP Mid-Cap Growth
ProFund VP Mid-Cap Value
ProFund VP Pharmaceuticals
ProFund VP Real Estate
ProFund VP Rising Rates Opportunity

                                      A67

ProFund VP NASDAQ-100
ProFund VP Semiconductor
ProFund VP Small-Cap Growth
ProFund VP Short Mid-Cap
ProFund VP Short NASDAQ-100
ProFund VP Short Small-Cap
ProFund VP Small-Cap Value
ProFund VP Technology
ProFund VP Telecommunications
ProFund VP UltraMid-Cap
ProFund VP UltraNASDAQ-100
ProFund VP UltraSmall-Cap
ProFund VP Utilities
ProFund VP Large-Cap Growth
ProFund VP Large-Cap Value
Columbia Variable Portfolio Short Duration US Government Fund
Rydex VT Nova
Rydex VT NASDAQ-100
Rydex VT Inverse S&P 500 Strategy
Columbia Variable Portfolio - Growth Fund
Invesco V.I. Capital Development Fund*
Invesco V.I. Diversified Dividend Fund (Formerly Invesco V.I. Dividend Growth
 Portfolio)
Invesco V.I. Global Health Care Fund
Invesco V.I. Technology Fund
Invesco Van Kampen V.I. Mid Cap Growth Fund
Wells Fargo Advantage VT Index Asset Allocation Fund
Wells Fargo Advantage VT International Equity Portfolio Share Class 2
Wells Fargo Advantage VT Small Cap Growth Portfolio Share Class 2
Wells Fargo Advantage VT Total Return Bond
Wells Fargo Advantage VT International Equity Portfolio Share Class 1
Wells Fargo Advantage VT Intrinsic Value Portfolio Share Class 2
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 1
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 2
Wells Fargo Advantage VT Opportunity Fund - Class 1
Wells Fargo Advantage VT Opportunity Fund - Class 2
Wells Fargo Advantage VT Small Cap Growth Portfolio Share Class 1
Wells Fargo Advantage VT Small Cap Value Portfolio Share Class 1
        --------
        *  Subaccount no longer available for investment as of December 31, 2012

        The portfolios are diversified open-ended management investment companies, and each portfolio of the Series Funds is managed by affiliates of Prudential. Each of the variable investment options of the Account indirectly bears exposure to the market, credit, and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Series Funds and externally managed portfolios. Additional information on these mutual funds is available upon request to the appropriate companies.

        The following table sets forth the dates at which mergers took place in the account along with relevant information pertaining to each merger. The transfer from the old subaccounts to the new subaccounts are reflected in the Statement of Changes in Net Assets for the year ended December 31, 2012 as net transfers between subaccounts. The transfers occurred as follows:

                                  REMOVED PORTFOLIO   SURVIVING PORTFOLIO
      APRIL 27, 2012             -------------------- --------------------
                                                          INVESCO VAN
                                 INVESCO V.I. CAPITAL   KAMPEN V.I. MID
                                   DEVELOPMENT FUND     CAP GROWTH FUND
                                 -------------------- --------------------
      Shares....................         1,016,119            3,620,685
      Net asset value per share.    $        14.19       $         3.99
      Net assets before merger..    $   14,418,722       $       27,810
      Net assets after merger...    $            0       $   14,446,532

      MAY 04, 2012                   AST AMERICAN           AST NEW
                                   CENTURY INCOME &     DISCOVERY ASSET
                                   GROWTH PORTFOLIO   ALLOCATION PORTFOLIO
                                 -------------------- --------------------
      Shares....................        16,182,591           23,241,040
      Net asset value per share.    $        14.25       $         9.99
      Net assets before merger..    $  230,601,923       $    1,576,063
      Net assets after merger...    $            0       $  232,177,986

      SEPTEMBER 21, 2012               FRANKLIN           AST FRANKLIN
                                    TEMPLETON VIP          TEMPLETON
                                    FOUNDING FUNDS       FOUNDING FUNDS
                                   ALLOCATION FUND    ALLOCATION PORTFOLIO
                                 -------------------- --------------------
      Shares....................       145,136,489          115,004,894
      Net asset value per share.    $         8.36       $        10.74
      Net assets before merger..    $1,213,341,047       $   21,811,518
      Net assets after merger...    $            0       $1,235,152,565


                                      A68

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES

        The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

        Certain prior year contract owner transaction amounts in the statement of changes in net assets have been reclassified to conform to the current year's presentation.

        Investments--The investments in shares of the portfolios are stated at the net asset value of the respective portfolios, which is obtained from the custodian and is based on the fair value of the underlying securities in the respective portfolios. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable subaccount.

        Security Transactions--Realized gains and losses on security transactions are determined based upon the first in, first out method of the investment sold. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

        Dividend Income and Distributions Received--Dividend and capital gain distributions received are reinvested in additional shares of the portfolios and are recorded on the ex-distribution date.

        NEW ACCOUNTING PRONOUNCEMENTS

        Effective January 1, 2012, the Account adopted, prospectively, updated guidance regarding the fair value measurements and disclosure requirements. The updated guidance clarifies existing guidance related to the application of fair value measurement methods and requires expanded disclosures. The expanded disclosures required by this guidance are included in Note 3. Adoption of this guidance did not have a material effect on the Account's net assets or results of operations.

NOTE 3: FAIR VALUE

        Fair Value Measurement--Fair value is defined as the price that would be received to sell an investment in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing investments are not necessarily an indication of the risks associated with investing in those securities. The levels of the fair value hierarchy are as follows:

        Level 1--Fair value is based on unadjusted quoted prices in active markets that are accessible to the Account for identical investments. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets are defined as having the following characteristics for the measured asset/liability:
        (i) many transactions, (ii) current prices, (iii) price quotes not varying substantially among market makers, (iv) narrow bid/ask spreads and (v) most information publicly available. Investments which have a net asset value which is readily available to the public are classified as Level 1.

        Level 2--Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the asset, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar securities, quoted market prices in

                                      A69
        markets that are not active for identical or similar securities, and other market observable inputs. Investments which have a net asset value which is only available to institutional clients are classified as Level 2.

        Level 3--Fair value is based on at least one or more significant unobservable inputs for the investment. These inputs reflect the Account's assumptions about the inputs market participants would use in pricing the investment. As of December 31, 2012, the Account did not have any Level 3 investments.

        As of December 31, 2012, all investments have been classified as Level 1 with the exception of proprietary funds, consisting of Series Funds, and any non-proprietary funds not available for public investment, which are classified as Level 2. The Level 2 investments as of December 31, 2012, are presented below.

 Proprietary Funds (Series Funds).............................. $43,448,726,355
 Davis Value Portfolio......................................... $     1,138,982
 Columbia Variable Portfolio - Asset Allocation Fund........... $     4,822,349
 Columbia Variable Portfolio - Money Market Fund............... $     1,017,489
 Columbia Variable Portfolio - Small Company Growth Fund....... $       381,023
 Columbia Variable Portfolio - High Income Fund................ $       227,543
 NVIT Developing Markets Fund.................................. $    78,997,094
 ProFund VP Asia 30............................................ $    22,804,193
 ProFund VP Banks.............................................. $     6,430,427
 ProFund VP Bear............................................... $     9,946,938
 ProFund VP Biotechnology...................................... $    10,864,210
 ProFund VP Basic Materials.................................... $    13,665,207
 ProFund VP UltraBull.......................................... $     8,024,345
 ProFund VP Bull............................................... $    39,464,771
 ProFund VP Consumer Services.................................. $    10,839,632
 ProFund VP Consumer Goods Portfolio........................... $    11,414,372
 ProFund VP Oil & Gas.......................................... $    35,104,740
 ProFund VP Europe 30.......................................... $    18,716,712
 ProFund VP Financials......................................... $    16,277,079
 ProFund VP U.S. Government Plus............................... $    26,886,002
 ProFund VP Health Care........................................ $    24,162,673
 ACCESS VP High Yield Fund..................................... $    26,571,348
 ProFund VP Industrials........................................ $     9,293,000
 ProFund VP Internet........................................... $     5,732,829
 ProFund VP Japan.............................................. $     7,983,185
 ProFund VP Precious Metals.................................... $    53,300,876
 ProFund VP Mid-Cap Growth..................................... $    28,057,229
 ProFund VP Mid-Cap Value...................................... $    22,991,866
 ProFund VP Pharmaceuticals.................................... $     7,029,288
 ProFund VP Real Estate........................................ $    16,659,586
 ProFund VP Rising Rates Opportunity........................... $     9,051,615
 ProFund VP NASDAQ-100......................................... $    22,815,014
 ProFund VP Semiconductor...................................... $     1,044,568
 ProFund VP Small-Cap Growth................................... $    20,943,937
 ProFund VP Short Mid-Cap...................................... $     1,043,314
 ProFund VP Short NASDAQ-100................................... $     3,830,882
 ProFund VP Short Small-Cap.................................... $     2,657,305
 ProFund VP Small-Cap Value.................................... $    17,613,371
 ProFund VP Technology......................................... $     6,098,885
 ProFund VP Telecommunications................................. $     9,764,997
 ProFund VP UltraMid-Cap....................................... $    17,481,400
 ProFund VP UltraNASDAQ-100.................................... $    20,011,887
 ProFund VP UltraSmall-Cap..................................... $     8,671,318
 ProFund VP Utilities.......................................... $    23,443,421
 ProFund VP Large-Cap Growth................................... $    22,219,788
 ProFund VP Large-Cap Value.................................... $    18,800,478
 Columbia Variable Portfolio Short Duration US Government Fund. $     1,050,747
 Columbia Variable Portfolio - Growth Fund..................... $     4,459,242

                                      A70

Invesco V.I. Global Health Care Fund.................................. $32,462,822
Invesco V.I. Technology Fund.......................................... $20,462,783
Invesco Van Kampen V.I. Mid Cap Growth Fund........................... $12,370,158
Wells Fargo Advantage VT Index Asset Allocation Fund.................. $25,939,171
Wells Fargo Advantage VT International Equity Portfolio Share Class 2. $   633,289
Wells Fargo Advantage VT Small Cap Growth Portfolio Share Class 2..... $ 1,544,395
Wells Fargo Advantage VT Total Return Bond............................ $ 4,987,963
Wells Fargo Advantage VT International Equity Portfolio Share Class 1. $20,975,665
Wells Fargo Advantage VT Intrinsic Value Portfolio Share Class 2...... $15,108,656
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 1......... $24,608,135
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 2......... $ 2,924,570
Wells Fargo Advantage VT Opportunity Fund - Class 1................... $ 3,144,512
Wells Fargo Advantage VT Opportunity Fund - Class 2................... $ 6,241,183
Wells Fargo Advantage VT Small Cap Growth Portfolio Share Class 1..... $13,139,146
Wells Fargo Advantage VT Small Cap Value Portfolio Share Class 1...... $ 1,189,562

        TRANSFERS BETWEEN LEVEL 1 AND LEVEL 2

        During 2012 there were no significant transfers from Level 2 to Level
        1. There were significant transfers from Level 1 to Level 2 as presented below. The transfers are based on values as of December 31, 2011. Investments are transferred out of Level 1 and into Level 2 when a net asset value is no longer readily available to the public and conversely transferred out of Level 2 and into Level 1 when a net asset value becomes readily available to the public.

               TRANSFER FROM LEVEL 1 - LEVEL 2
               -------------------------------       -
               Invesco V.I. Global Health Care Fund. $29,770,819
               Invesco V.I. Technology Fund......... $23,148,347

NOTE 4: TAXES

        Prudential Annuities Life Assurance Corporation is taxed as a "life insurance company" as defined by the Internal Revenue Code. The results of operations of the Account form a part of PFI's consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

NOTE 5: PURCHASES AND SALES OF INVESTMENTS

        The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the portfolios for the year ended December 31, 2012 were as follows:

                                                       PURCHASES        SALES
                                                      ------------ ---------------
AST Goldman Sachs Large-Cap Value Portfolio.......... $ 84,430,907 $  (164,112,227)
AST T. Rowe Price Large-Cap Growth Portfolio......... $146,205,359 $  (130,738,116)
AST American Century Income & Growth Portfolio....... $ 38,633,313 $  (251,264,326)
AST Schroders Multi-Asset World Strategies Portfolio. $445,538,131 $  (406,109,417)
AST Money Market Portfolio........................... $940,657,929 $(1,183,549,233)
AST Cohen & Steers Realty Portfolio.................. $ 64,955,681 $   (60,570,156)
AST J.P. Morgan Strategic Opportunities Portfolio.... $240,229,256 $  (248,266,734)
AST BlackRock Value Portfolio........................ $ 57,474,624 $   (58,213,460)
AST High Yield Portfolio............................. $401,721,717 $  (410,319,547)
AST Federated Aggressive Growth Portfolio............ $ 77,295,778 $   (98,417,467)
AST Mid-Cap Value Portfolio.......................... $ 48,891,515 $   (47,179,296)
AST Small-Cap Value Portfolio........................ $ 57,102,482 $  (102,313,205)
AST Goldman Sachs Concentrated Growth Portfolio...... $ 50,282,911 $   (77,185,983)

                                      A71

                                                              PURCHASES         SALES
                                                            -------------- ---------------
AST Goldman Sachs Mid-Cap Growth Portfolio................. $   89,251,833 $   (82,937,865)
AST Goldman Sachs Small-Cap Value Portfolio................ $   67,274,347 $   (65,346,872)
AST Large-Cap Value Portfolio.............................. $   47,441,262 $   (65,404,394)
AST Lord Abbett Core Fixed Income Portfolio................ $  109,683,669 $  (131,719,870)
AST Marsico Capital Growth Portfolio....................... $  118,907,832 $  (211,889,012)
AST MFS Growth Portfolio................................... $   56,906,819 $   (66,478,610)
AST Neuberger Berman Mid-Cap Growth Portfolio.............. $   62,775,816 $   (94,983,419)
AST Neuberger Berman/LSV Mid-Cap Value Portfolio........... $   52,525,595 $   (94,734,759)
AST Small-Cap Growth Portfolio............................. $   63,425,136 $   (68,716,970)
AST PIMCO Limited Maturity Bond Portfolio.................. $  157,717,499 $  (216,467,352)
AST PIMCO Total Return Bond Portfolio...................... $  547,124,052 $  (440,036,792)
AST T. Rowe Price Equity Income Portfolio.................. $   76,033,970 $   (46,731,741)
AST QMA US Equity Alpha Portfolio.......................... $   48,581,610 $   (48,153,827)
AST T. Rowe Price Natural Resources Portfolio.............. $  110,552,249 $  (117,623,125)
AST T. Rowe Price Asset Allocation Portfolio............... $  545,249,548 $  (355,626,080)
AST International Value Portfolio.......................... $   34,044,603 $   (46,650,169)
AST MFS Global Equity Portfolio............................ $   63,818,173 $   (50,868,746)
AST JPMorgan International Equity Portfolio................ $   70,852,124 $   (71,129,516)
AST T. Rowe Price Global Bond Portfolio.................... $   59,216,286 $   (83,020,678)
AST International Growth Portfolio......................... $   66,887,452 $  (124,019,122)
AST Wellington Management Hedged Equity Portfolio.......... $  115,766,703 $   (85,111,835)
AST Capital Growth Asset Allocation Portfolio.............. $1,254,937,482 $(1,146,396,999)
AST Academic Strategies Asset Allocation Portfolio......... $  764,493,272 $  (797,269,386)
AST Balanced Asset Allocation Portfolio.................... $  656,184,649 $  (549,959,633)
AST Preservation Asset Allocation Portfolio................ $  420,455,104 $  (464,754,696)
AST First Trust Balanced Target Portfolio.................. $  399,079,859 $  (372,713,857)
AST First Trust Capital Appreciation Target Portfolio...... $  910,718,218 $  (748,752,109)
AST Advanced Strategies Portfolio.......................... $  491,313,836 $  (380,769,461)
AST Schroders Global Tactical Portfolio.................... $  400,643,273 $  (254,561,517)
AST CLS Moderate Asset Allocation Portfolio................ $  271,187,412 $  (232,884,869)
AST J.P. Morgan Global Thematic Portfolio.................. $  295,095,324 $  (258,926,989)
AST Horizon Moderate Asset Allocation Portfolio............ $  211,066,109 $  (192,612,263)
AST FI Pyramis(R) Asset Allocation Portfolio............... $  168,646,322 $  (117,951,172)
AST Investment Grade Bond Portfolio........................ $5,588,125,857 $(8,507,860,802)
AST Western Asset Core Plus Bond Portfolio................. $  159,965,531 $  (151,763,586)
AST Bond Portfolio 2015.................................... $   10,638,871 $   (45,456,767)
AST Bond Portfolio 2018.................................... $   92,780,484 $  (277,012,896)
AST Bond Portfolio 2019.................................... $  153,796,771 $   (37,529,759)
AST Global Real Estate Portfolio........................... $   30,909,856 $   (17,892,923)
AST Parametric Emerging Markets Equity Portfolio........... $   84,248,248 $   (67,191,058)
AST Bond Portfolio 2016.................................... $   28,827,632 $   (87,644,936)
AST Bond Portfolio 2020.................................... $    1,188,377 $   (19,145,390)
AST Jennison Large-Cap Value Portfolio..................... $   16,807,435 $   (14,766,833)
AST Jennison Large-Cap Growth Portfolio.................... $   31,077,109 $   (22,711,079)
AST Bond Portfolio 2017.................................... $   56,952,542 $  (209,481,511)
AST Bond Portfolio 2021.................................... $   24,862,087 $  (265,064,064)
AST Bond Portfolio 2022.................................... $  215,699,968 $  (170,826,355)
AST Quantitative Modeling Portfolio........................ $    8,093,213 $    (1,625,791)
AST BlackRock Global Strategies Portfolio.................. $   73,807,515 $   (34,732,013)
AST Prudential Core Bond Portfolio......................... $   41,033,600 $   (25,667,911)
AST Neuberger Berman Core Bond Portfolio................... $   35,709,624 $   (20,727,173)
AST Bond Portfolio 2023.................................... $  116,843,459 $   (11,555,501)
AST Franklin Templeton Founding Funds Allocation Portfolio. $1,334,809,537 $  (151,716,104)
AST New Discovery Asset Allocation Portfolio............... $  253,276,521 $   (70,134,098)
AST Western Asset Emerging Markets Debt Portfolio.......... $    1,445,229 $       (72,830)
AST MFS Large-Cap Value Portfolio.......................... $    1,256,693 $      (406,856)
Davis Value Portfolio...................................... $       24,686 $      (222,947)
Columbia Variable Portfolio - Asset Allocation Fund........ $        4,320 $    (1,244,097)
Columbia Variable Portfolio - Money Market Fund............ $      758,317 $      (922,989)
Columbia Variable Portfolio - Small Company Growth Fund.... $        8,501 $       (60,170)
Columbia Variable Portfolio - High Income Fund............. $       13,940 $        (8,370)

                                      A72

                                                                PURCHASES        SALES
                                                               ------------ ---------------
Franklin Templeton VIP Founding Funds Allocation Fund......... $478,992,301 $(1,526,159,864)
Prudential SP International Growth Portfolio.................. $  2,541,370 $    (3,789,461)
NVIT Developing Markets Fund.................................. $ 27,173,882 $   (35,125,767)
The DOW DART 10 Portfolio..................................... $  3,113,186 $    (4,059,558)
First Trust Target Focus Four Portfolio....................... $  1,379,240 $    (3,420,486)
Global Dividend Target 15 Portfolio........................... $ 11,438,143 $   (10,443,171)
NASDAQ Target 15 Portfolio.................................... $  3,204,408 $    (5,026,585)
S&P Target 24 Portfolio....................................... $  3,522,386 $    (6,272,115)
Target Managed VIP Portfolio.................................. $  4,082,011 $    (8,186,183)
Value Line Target 25 Portfolio................................ $    778,649 $    (3,020,690)
The DOW Target Dividend Portfolio............................. $ 16,156,676 $   (23,157,187)
ProFund VP Asia 30............................................ $ 19,694,493 $   (21,161,440)
ProFund VP Banks.............................................. $ 24,955,665 $   (21,358,067)
ProFund VP Bear............................................... $ 68,856,781 $   (73,597,893)
ProFund VP Biotechnology...................................... $ 24,641,844 $   (21,374,477)
ProFund VP Basic Materials.................................... $ 13,174,708 $   (17,779,916)
ProFund VP UltraBull.......................................... $ 40,669,060 $   (46,095,898)
ProFund VP Bull............................................... $144,113,455 $  (172,125,447)
ProFund VP Consumer Services.................................. $ 23,712,332 $   (23,283,337)
ProFund VP Consumer Goods Portfolio........................... $ 21,153,167 $   (27,111,999)
ProFund VP Oil & Gas.......................................... $ 27,421,973 $   (36,757,193)
ProFund VP Europe 30.......................................... $ 27,658,685 $   (22,311,348)
ProFund VP Financials......................................... $ 25,261,556 $   (22,347,998)
ProFund VP U.S. Government Plus............................... $137,078,631 $  (152,094,895)
ProFund VP Health Care........................................ $ 30,093,244 $   (26,962,288)
ACCESS VP High Yield Fund..................................... $ 60,108,458 $   (79,131,929)
ProFund VP Industrials........................................ $ 16,407,218 $   (17,508,105)
ProFund VP Internet........................................... $  8,999,381 $    (8,214,756)
ProFund VP Japan.............................................. $ 11,724,629 $    (9,662,925)
ProFund VP Precious Metals.................................... $ 75,500,992 $   (86,698,888)
ProFund VP Mid-Cap Growth..................................... $ 61,308,728 $   (69,007,474)
ProFund VP Mid-Cap Value...................................... $ 55,370,558 $   (60,827,116)
ProFund VP Pharmaceuticals.................................... $ 15,021,393 $   (21,281,538)
ProFund VP Real Estate........................................ $ 28,167,434 $   (26,724,325)
ProFund VP Rising Rates Opportunity........................... $ 52,360,166 $   (55,137,378)
ProFund VP NASDAQ-100......................................... $144,134,981 $  (150,046,888)
ProFund VP Semiconductor...................................... $  9,036,679 $    (9,487,093)
ProFund VP Small-Cap Growth................................... $ 46,057,365 $   (63,715,596)
ProFund VP Short Mid-Cap...................................... $ 11,468,409 $   (12,526,887)
ProFund VP Short NASDAQ-100................................... $ 30,002,938 $   (32,942,841)
ProFund VP Short Small-Cap.................................... $ 52,356,895 $   (52,972,249)
ProFund VP Small-Cap Value.................................... $ 32,576,867 $   (35,910,466)
ProFund VP Technology......................................... $ 14,069,430 $   (19,052,820)
ProFund VP Telecommunications................................. $ 22,553,376 $   (21,346,702)
ProFund VP UltraMid-Cap....................................... $ 42,240,983 $   (43,889,948)
ProFund VP UltraNASDAQ-100.................................... $ 56,945,256 $   (72,340,722)
ProFund VP UltraSmall-Cap..................................... $ 46,808,535 $   (49,085,290)
ProFund VP Utilities.......................................... $ 24,145,154 $   (37,223,498)
ProFund VP Large-Cap Growth................................... $ 47,954,686 $   (56,330,806)
ProFund VP Large-Cap Value.................................... $ 42,907,573 $   (45,944,309)
Columbia Variable Portfolio Short Duration US Government Fund. $     66,774 $      (271,544)
Rydex VT Nova................................................. $      6,210 $      (252,055)
Rydex VT NASDAQ-100........................................... $      1,552 $    (1,657,114)
Rydex VT Inverse S&P 500 Strategy............................. $      7,710 $        (8,336)
Columbia Variable Portfolio - Growth Fund..................... $     51,099 $      (561,581)
Invesco V.I. Capital Development Fund......................... $    578,062 $   (16,444,833)
Invesco V.I. Diversified Dividend Fund........................ $  9,435,975 $    (7,738,210)
Invesco V.I. Global Health Care Fund.......................... $  8,308,825 $   (11,421,090)
Invesco V.I. Technology Fund.................................. $  2,816,214 $    (7,955,972)
Invesco Van Kampen V.I. Mid Cap Growth Fund................... $ 15,773,900 $    (3,081,672)
Wells Fargo Advantage VT Index Asset Allocation Fund.......... $     45,694 $    (3,893,737)

                                      A73

                                                                        PURCHASES      SALES
                                                                       ----------- ------------
Wells Fargo Advantage VT International Equity Portfolio Share Class 2. $    23,419 $   (152,688)
Wells Fargo Advantage VT Small Cap Growth Portfolio Share Class 2..... $    29,917 $   (325,007)
Wells Fargo Advantage VT Total Return Bond............................ $   134,067 $   (774,533)
Wells Fargo Advantage VT International Equity Portfolio Share Class 1. $ 3,686,605 $ (7,965,405)
Wells Fargo Advantage VT Intrinsic Value Portfolio Share Class 2...... $ 2,798,423 $ (4,590,611)
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 1......... $12,224,205 $(14,568,651)
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 2......... $    47,778 $   (414,700)
Wells Fargo Advantage VT Opportunity Fund - Class 1................... $    56,998 $   (986,399)
Wells Fargo Advantage VT Opportunity Fund - Class 2................... $     9,892 $ (1,196,086)
Wells Fargo Advantage VT Small Cap Growth Portfolio Share Class 1..... $ 3,474,571 $ (6,886,391)
Wells Fargo Advantage VT Small Cap Value Portfolio Share Class 1...... $    33,507 $   (432,435)

NOTE 6: RELATED PARTY TRANSACTIONS

        PFI and its affiliates perform various services on behalf of the portfolios of the Series Funds in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, preparation, postage, fund transfer agency and various other record keeping, administrative and customer service functions.

        The Series Fund has entered into a management agreement with Prudential Investments LLC ("PI") and the Advanced Series Trust has entered into a management agreement with PI and AST Investment Services, Inc, both indirect, wholly-owned subsidiaries of PFI (together the "Investment Managers"). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisors' performance of such services with respect to each portfolio. The Investment Managers entered into subadvisory agreements with several subadvisors, including Prudential Investment Management, Inc. and Jennison Associates LLC, which are indirect, wholly-owned subsidiaries of PFI.

        The Series Funds have distribution agreements with Prudential Investment Management Services LLC ("PIMS"), an indirect, wholly-owned subsidiary of PFI, which acts as the distributor of the Class I and Class II shares of the Series Funds. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the portfolios of the Series Funds. However, service fees are paid to PIMS as distributor of the Class II shares of the portfolios of the Series Funds. The Account invests only in Class I shares of the Series Funds, not Class II shares. The Investment Managers have agreed to reimburse certain portfolios of the Series Funds the portion of the management fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, brokerage commissions, and acquired fund expenses, as applicable) exceeds various agreed upon percentages of the portfolio's average daily net assets.

        Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of PFI, serves as the transfer agent of each portfolio of the Series Funds.

        The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

                                      A74

NOTE 7: FINANCIAL HIGHLIGHTS

        Prudential Annuities Life Assurance Corporation sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

        The following table was developed by determining which products offered by Prudential Annuities Life Assurance Corporation and funded by the Account have the lowest and highest expense ratio. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the lowest and highest expense ratio. The summary may not reflect the minimum and maximum contract charges offered by Prudential Annuities Life Assurance Corporation as contract owners may not have selected all available and applicable contract options.

                                   AT YEAR ENDED                                 FOR YEAR ENDED
                   ---------------------------------------------  -----------------------------------------------
                      UNITS                               NET     INVESTMENT
                   OUTSTANDING       UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ---------- ---------- -----------------  ------------------
                                          AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2012     42,847   $ 9.30695 to  $31.71129 $  614,004   1.16%    0.65%  to   3.05%   16.01% to   18.89%
December 31, 2011     48,462   $ 7.99763 to  $26.87621 $  585,046   1.00%    0.65%  to   3.05%   -8.40% to   -6.13%
December 31, 2010     62,933   $ 8.70377 to  $28.84949 $  820,710   1.51%    0.65%  to   3.05%    9.45% to   12.15%
December 31, 2009     69,519   $ 7.92816 to  $25.91920 $  844,173   3.18%    0.65%  to   3.05%   15.79% to   21.38%
December 31, 2008     61,431   $ 6.83984 to  $22.05507 $  677,520   1.72%    0.65%  to   2.85%  -42.32% to  -29.74%

                                          AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2012     30,668   $ 8.00177 to  $20.76320 $  389,449   0.00%    0.65%  to   3.05%   13.99% to   16.82%
December 31, 2011     28,910   $ 6.96201 to  $17.77397 $  317,828   0.00%    0.65%  to   3.05%   -4.69% to   -2.33%
December 31, 2010     38,965   $ 7.24476 to  $18.19879 $  439,619   0.00%    0.65%  to   3.05%   12.28% to   15.06%
December 31, 2009     37,612   $ 6.39958 to  $15.81719 $  383,309   0.00%    0.65%  to   3.05%   30.89% to   52.37%
December 31, 2008     26,781   $ 4.26859 to  $10.38047 $  181,315   0.13%    0.65%  to   2.85%  -42.20% to  -35.44%

                             AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO (EXPIRED MAY 04, 2012)
                   ---------------------------------------------------------------------------------------------
December 31, 2012          0   $       0 to  $       0 $        0   0.00%    0.65%  to   3.05%    8.12% to    9.03%
December 31, 2011     16,134   $ 8.53386 to  $16.07674 $  193,743   0.99%    0.65%  to   3.05%    0.42% to    2.90%
December 31, 2010     18,065   $ 8.42896 to  $15.62387 $  213,542   1.29%    0.65%  to   3.05%   10.38% to   13.10%
December 31, 2009     17,261   $ 7.57412 to  $13.81361 $  187,727   2.31%    0.65%  to   3.05%   14.54% to   24.11%
December 31, 2008     13,554   $ 6.57913 to  $11.80550 $  134,022   2.20%    0.65%  to   2.75%  -36.54% to  -35.17%

                                      AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2012     91,006   $ 9.96221 to  $20.33387 $1,203,588   1.98%    0.65%  to   3.05%    7.74% to   10.42%
December 31, 2011     86,930   $ 9.22724 to  $18.41581 $1,050,410   1.54%    0.65%  to   3.05%   -6.32% to   -4.01%
December 31, 2010    114,495   $ 9.82965 to  $19.18481 $1,454,698   0.70%    0.65%  to   3.05%    8.40% to   11.08%
December 31, 2009     71,518   $ 9.04901 to  $17.27048 $  835,124   1.05%    0.65%  to   3.05%   22.04% to   26.58%
December 31, 2008     13,107   $ 7.31044 to  $13.64345 $  130,494   1.77%    0.65%  to   2.85%  -32.11% to  -26.99%

                                                   AST MONEY MARKET PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2012     96,861   $ 8.93594 to  $15.20802 $1,048,385   0.01%    0.65%  to   3.05%   -3.05% to   -0.64%
December 31, 2011    118,373   $ 9.21691 to  $15.30591 $1,291,154   0.02%    0.65%  to   3.05%   -3.02% to   -0.63%
December 31, 2010    136,126   $ 9.50418 to  $15.40331 $1,504,159   0.03%    0.65%  to   3.05%   -3.03% to   -0.63%
December 31, 2009    213,675   $ 9.80078 to  $15.50064 $2,370,117   0.25%    0.65%  to   3.05%   -2.51% to   -0.41%
December 31, 2008    230,705   $10.11620 to  $15.56403 $2,693,670   2.44%    0.65%  to   2.75%   -0.31% to    1.84%

                                              AST COHEN & STEERS REALTY PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2012      6,084   $14.53663 to  $33.94359 $  171,392   1.39%    0.65%  to   3.05%   11.82% to   14.60%
December 31, 2011      5,854   $10.94739 to  $29.80000 $  144,882   0.70%    0.65%  to   3.05%    3.35% to    5.90%
December 31, 2010      7,796   $10.57127 to  $28.31102 $  182,093   1.60%    0.65%  to   3.05%   24.77% to   27.85%
December 31, 2009      7,387   $ 8.45511 to  $22.27763 $  137,894   2.85%    0.65%  to   3.05%   28.17% to   51.97%
December 31, 2008      6,441   $ 6.59702 to  $17.09976 $   94,541   5.40%    0.65%  to   2.85%  -36.84% to  -34.13%

                                       AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2012     86,515   $10.48611 to  $26.48459 $1,212,902   1.50%    0.65%  to   3.05%    7.34% to   10.00%
December 31, 2011     85,671   $ 9.74916 to  $24.07686 $1,104,132   0.90%    0.65%  to   3.05%   -2.82% to   -0.42%
December 31, 2010    105,940   $10.01123 to  $24.17805 $1,386,636   0.42%    0.65%  to   3.05%    4.05% to    6.62%
December 31, 2009    111,595   $ 9.60213 to  $22.67668 $1,392,913   0.83%    0.65%  to   3.05%   14.97% to   21.23%
December 31, 2008     64,615   $ 8.10022 to  $18.70596 $  681,463   0.32%    0.65%  to   2.85%  -19.88% to  -18.15%

                                      A75

                                  AT YEAR ENDED                                FOR YEAR ENDED
                   -------------------------------------------  -----------------------------------------------
                      UNITS                              NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  -------- ---------- -----------------  ------------------
                                                AST BLACKROCK VALUE PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2012     9,571    $10.11918 to  $17.29342 $129,268    1.12%   0.65%  to   3.05%    9.94% to   12.66%
December 31, 2011     9,551    $ 9.17609 to  $15.38823 $115,478    0.73%   0.65%  to   3.05%   -3.52% to   -1.14%
December 31, 2010    12,806    $ 8.96367 to  $15.60454 $156,605    1.46%   0.65%  to   3.05%    9.01% to   11.71%
December 31, 2009    12,049    $ 8.67084 to  $14.00397 $135,489    0.86%   0.65%  to   3.05%   15.01% to   26.77%
December 31, 2008    10,045    $ 7.53946 to  $11.94926 $ 94,921    2.58%   0.65%  to   2.75%  -39.03% to  -37.71%

                                                   AST HIGH YIELD PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2012    23,729    $12.02995 to  $25.63707 $446,376    4.89%   0.65%  to   3.05%   10.40% to   13.13%
December 31, 2011    24,401    $11.04415 to  $22.66074 $401,816    6.36%   0.65%  to   3.05%    0.03% to    2.50%
December 31, 2010    28,186    $11.00659 to  $22.10754 $457,631    3.30%   0.65%  to   3.05%   10.04% to   12.76%
December 31, 2009    31,024    $ 9.97157 to  $19.60556 $456,718    4.69%   0.65%  to   3.05%   24.11% to   34.67%
December 31, 2008    17,905    $ 7.56409 to  $14.55813 $208,084   10.40%   0.65%  to   2.75%  -27.59% to  -26.03%

                                          AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2012    17,495    $10.72052 to  $26.51602 $264,700    0.00%   0.65%  to   3.05%   16.41% to   19.29%
December 31, 2011    18,842    $ 9.19070 to  $22.28390 $239,041    0.40%   0.65%  to   3.05%  -15.76% to  -13.68%
December 31, 2010    17,172    $10.88753 to  $25.87932 $271,022    0.05%   0.65%  to   3.05%   28.51% to   31.68%
December 31, 2009    18,111    $ 8.45485 to  $19.70231 $222,459    0.21%   0.65%  to   3.05%   28.88% to   31.80%
December 31, 2008    16,316    $ 6.56016 to  $14.98634 $142,111    0.00%   0.65%  to   2.85%  -45.63% to  -33.63%

                                                 AST MID-CAP VALUE PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2012     6,109    $11.37731 to  $21.62753 $ 99,274    0.46%   0.65%  to   3.05%   14.79% to   17.64%
December 31, 2011     5,972    $ 9.89066 to  $18.43079 $ 83,072    0.69%   0.65%  to   3.05%   -6.39% to   -4.08%
December 31, 2010     8,194    $11.12493 to  $19.26268 $120,022    0.57%   0.65%  to   3.05%   19.84% to   22.80%
December 31, 2009     6,621    $ 9.25441 to  $15.72510 $ 79,789    1.73%   0.65%  to   3.05%   31.61% to   37.98%
December 31, 2008     5,546    $ 6.85171 to  $11.42511 $ 48,331    1.09%   0.65%  to   2.75%  -39.83% to  -38.53%

                                                AST SMALL-CAP VALUE PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2012    14,752    $12.28493 to  $29.40995 $304,317    0.46%   0.65%  to   3.05%   14.55% to   17.39%
December 31, 2011    17,048    $10.26539 to  $25.05272 $299,669    0.57%   0.65%  to   3.05%   -8.84% to   -6.59%
December 31, 2010    22,874    $11.23772 to  $26.81946 $435,168    0.43%   0.65%  to   3.05%   22.16% to   25.17%
December 31, 2009    26,023    $ 9.18066 to  $21.42563 $403,966    1.71%   0.65%  to   3.05%   23.38% to   30.63%
December 31, 2008    25,034    $ 7.44092 to  $16.98067 $318,508    1.36%   0.65%  to   2.85%  -31.65% to  -24.79%

                                       AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2012    14,281    $ 5.45551 to  $31.71289 $273,394    0.26%   0.65%  to   3.05%   16.11% to   18.99%
December 31, 2011    14,655    $ 4.66021 to  $26.85572 $252,219    0.15%   0.65%  to   3.05%   -6.88% to   -4.58%
December 31, 2010    20,366    $ 4.96373 to  $28.35884 $349,188    0.08%   0.65%  to   3.05%    6.93% to    9.57%
December 31, 2009    22,737    $ 4.60421 to  $26.07859 $376,154    0.00%   0.65%  to   3.05%   26.94% to   48.43%
December 31, 2008    16,299    $ 3.15269 to  $17.70351 $242,317    0.15%   0.65%  to   2.60%  -41.83% to  -40.66%

                                          AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2012    19,534    $ 6.07370 to  $23.76942 $217,543    0.00%   0.65%  to   3.05%   15.96% to   18.84%
December 31, 2011    18,784    $ 5.19481 to  $20.05228 $176,796    0.00%   0.65%  to   3.05%   -5.93% to   -3.61%
December 31, 2010    28,083    $ 5.47729 to  $20.85514 $283,946    0.00%   0.65%  to   3.05%   16.17% to   19.05%
December 31, 2009    28,418    $ 4.67618 to  $17.56272 $241,757    0.00%   0.65%  to   3.05%   33.15% to   56.07%
December 31, 2008    21,632    $ 3.04521 to  $11.28124 $ 98,369    0.00%   0.65%  to   2.75%  -42.42% to  -41.18%

                                         AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2012     6,307    $13.23238 to  $36.54808 $160,398    0.51%   0.65%  to   3.05%   12.16% to   14.94%
December 31, 2011     6,118    $11.76172 to  $31.79808 $137,760    0.47%   0.65%  to   3.05%   -1.78% to    0.64%
December 31, 2010     8,418    $11.93832 to  $31.59475 $187,638    0.51%   0.65%  to   3.05%   22.90% to   25.94%
December 31, 2009     6,765    $ 9.68368 to  $25.08676 $128,428    1.29%   0.65%  to   3.05%   23.36% to   29.08%
December 31, 2008     4,794    $ 7.85000 to  $19.90636 $ 82,391    1.49%   0.65%  to   2.75%  -28.66% to  -27.11%

                                                AST LARGE-CAP VALUE PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2012    18,083    $ 8.75680 to  $23.95472 $225,816    3.28%   0.65%  to   3.05%   13.32% to   16.13%
December 31, 2011    19,082    $ 7.70399 to  $20.62801 $210,441    1.33%   0.65%  to   3.05%   -7.10% to   -4.81%
December 31, 2010    23,213    $ 8.24994 to  $21.66951 $273,356    1.03%   0.65%  to   3.05%    9.71% to   12.42%
December 31, 2009    25,302    $ 7.45826 to  $19.27505 $276,543    2.85%   0.65%  to   3.05%   16.03% to   27.41%
December 31, 2008    25,394    $ 6.38846 to  $16.24413 $248,148    1.59%   0.65%  to   2.85%  -43.10% to  -30.98%

                                      A76

                                   AT YEAR ENDED                                 FOR YEAR ENDED
                   ---------------------------------------------  -----------------------------------------------
                      UNITS                               NET     INVESTMENT
                   OUTSTANDING       UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ---------- ---------- -----------------  ------------------
                                          AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2012     20,917   $12.91655 to  $19.93011 $  361,599   1.15%    0.65%  to   3.05%    2.69% to    5.24%
December 31, 2011     21,912   $12.53881 to  $18.93744 $  362,864   1.75%    0.65%  to   3.05%    6.82% to    9.45%
December 31, 2010     23,842   $11.70237 to  $17.30182 $  364,932   5.89%    0.65%  to   3.05%    9.96% to   12.68%
December 31, 2009     30,119   $10.60977 to  $15.35521 $  414,600   7.39%    0.65%  to   3.05%   19.63% to   33.73%
December 31, 2008     25,649   $ 8.10499 to  $11.48243 $  265,996   9.00%    0.65%  to   2.75%  -25.36% to  -23.75%

                                              AST MARSICO CAPITAL GROWTH PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2012     54,818   $ 9.85996 to  $21.76758 $  759,466   0.42%    0.65%  to   3.05%    8.84% to   11.54%
December 31, 2011     60,824   $ 8.98512 to  $19.51615 $  760,716   0.29%    0.65%  to   3.05%   -3.93% to   -1.56%
December 31, 2010     80,568   $ 9.27639 to  $19.82494 $1,040,269   0.67%    0.65%  to   3.05%   16.10% to   18.97%
December 31, 2009     91,014   $ 7.92454 to  $16.66345 $1,019,490   0.87%    0.65%  to   3.05%   26.06% to   28.92%
December 31, 2008     89,246   $ 6.24776 to  $12.92584 $  792,227   0.45%    0.65%  to   2.85%  -45.21% to  -36.07%

                                                    AST MFS GROWTH PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2012     20,868   $ 7.81006 to  $16.43129 $  218,354   0.00%    0.65%  to   3.05%   13.51% to   16.32%
December 31, 2011     21,613   $ 6.82421 to  $14.16119 $  194,860   0.35%    0.65%  to   3.05%   -3.62% to   -1.24%
December 31, 2010     26,573   $ 7.02283 to  $14.37512 $  246,760   0.13%    0.65%  to   3.05%    9.35% to   12.05%
December 31, 2009     29,779   $ 6.37002 to  $12.86144 $  247,006   0.17%    0.65%  to   3.05%   20.37% to   23.50%
December 31, 2008     28,733   $ 5.24253 to  $10.44074 $  186,479   0.26%    0.65%  to   2.75%  -38.06% to  -36.72%

                                         AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2012     12,557   $ 9.74207 to  $33.09035 $  259,450   0.00%    0.65%  to   3.05%    8.95% to   11.65%
December 31, 2011     13,725   $ 8.86851 to  $29.63690 $  260,508   0.00%    0.65%  to   3.05%   -1.41% to    1.03%
December 31, 2010     17,725   $ 8.92178 to  $29.33599 $  333,831   0.00%    0.65%  to   3.05%   24.76% to   27.84%
December 31, 2009     16,602   $ 7.09300 to  $22.94749 $  267,628   0.00%    0.65%  to   3.05%   23.09% to   28.95%
December 31, 2008     16,039   $ 5.59083 to  $17.79631 $  219,680   0.00%    0.65%  to   2.75%  -44.75% to  -43.55%

                                        AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2012     13,358   $10.78115 to  $40.81741 $  331,538   1.06%    0.65%  to   3.05%   13.55% to   16.37%
December 31, 2011     14,976   $10.18961 to  $35.07648 $  321,823   0.90%    0.65%  to   3.05%   -5.45% to   -3.12%
December 31, 2010     19,868   $10.74418 to  $36.20541 $  439,731   1.17%    0.65%  to   3.05%   19.67% to   22.63%
December 31, 2009     22,093   $ 8.95019 to  $29.52355 $  416,620   2.07%    0.65%  to   3.05%   34.49% to   39.73%
December 31, 2008     21,731   $ 6.54354 to  $21.12901 $  316,843   1.77%    0.65%  to   2.75%  -43.85% to  -42.63%

                                                 AST SMALL-CAP GROWTH PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2012      7,448   $12.08818 to  $27.70495 $  131,511   0.00%    0.65%  to   3.05%    8.75% to   11.45%
December 31, 2011      7,731   $11.09276 to  $24.85921 $  123,714   0.00%    0.65%  to   3.05%   -3.99% to   -1.62%
December 31, 2010     11,234   $11.53054 to  $25.26926 $  181,856   0.22%    0.65%  to   3.05%   32.26% to   35.53%
December 31, 2009      8,640   $ 8.70015 to  $18.64494 $  111,537   0.05%    0.65%  to   3.05%   30.09% to   33.04%
December 31, 2008      7,246   $ 6.68777 to  $14.01478 $   76,253   0.00%    0.65%  to   2.85%  -36.79% to  -32.53%

                                           AST PIMCO LIMITED MATURITY BOND PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2012     47,792   $10.55386 to  $20.73224 $  672,855   1.25%    0.65%  to   3.05%    1.50% to    4.01%
December 31, 2011     51,459   $10.39821 to  $19.93200 $  698,888   0.95%    0.65%  to   3.05%   -0.86% to    1.58%
December 31, 2010     62,862   $10.48881 to  $19.62146 $  846,276   2.53%    0.65%  to   3.05%    0.73% to    3.22%
December 31, 2009     69,607   $10.41264 to  $19.00861 $  920,649   5.00%    0.65%  to   3.05%    4.23% to    9.51%
December 31, 2008     55,649   $10.25361 to  $17.35746 $  703,455   5.55%    0.65%  to   2.75%   -1.66% to    0.46%

                                             AST PIMCO TOTAL RETURN BOND PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2012    138,677   $11.98224 to  $29.01718 $2,363,958   2.64%    0.65%  to   3.05%    5.98% to    8.61%
December 31, 2011    129,700   $11.28262 to  $26.71641 $2,058,428   1.83%    0.65%  to   3.05%    0.04% to    2.51%
December 31, 2010    166,002   $11.25530 to  $26.06306 $2,588,103   1.75%    0.65%  to   3.05%    4.43% to    7.02%
December 31, 2009    144,653   $10.97629 to  $24.35387 $2,178,595   3.84%    0.65%  to   3.05%    9.96% to   15.77%
December 31, 2008     74,757   $10.15674 to  $21.03675 $1,089,746   4.01%    0.65%  to   2.75%   -4.95% to   -2.89%

                                           AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2012     15,573   $ 9.24050 to  $16.44119 $  194,477   0.19%    0.65%  to   3.05%   13.67% to   16.49%
December 31, 2011     12,888   $ 8.10423 to  $14.17118 $  138,959   1.09%    0.65%  to   3.05%   -4.63% to   -2.28%
December 31, 2010     16,262   $ 8.47182 to  $14.56007 $  182,409   1.34%    0.65%  to   3.05%    9.79% to   12.51%
December 31, 2009     16,894   $ 7.69250 to  $12.99378 $  170,550   4.15%    0.65%  to   3.05%   20.39% to   28.65%
December 31, 2008     16,283   $ 6.38950 to  $10.02666 $  133,646   3.44%    0.65%  to   2.75%  -43.49% to  -42.26%

                                      A77

                                   AT YEAR ENDED                                 FOR YEAR ENDED
                   ---------------------------------------------  -----------------------------------------------
                      UNITS                               NET     INVESTMENT
                   OUTSTANDING       UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ---------- ---------- -----------------  ------------------
                                               AST QMA US EQUITY ALPHA PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2012      9,787   $ 8.98801 to  $17.66725 $  128,439   0.80%    0.65%  to   3.05%   15.17% to   18.03%
December 31, 2011      9,572   $ 7.73980 to  $14.82709 $  107,997   0.70%    0.65%  to   3.05%    0.31% to    2.79%
December 31, 2010     11,194   $ 7.65297 to  $14.55693 $  124,404   0.68%    0.65%  to   3.05%   11.54% to   14.30%
December 31, 2009     12,665   $ 6.80494 to  $12.81698 $  126,196   1.86%    0.65%  to   3.05%   18.47% to   27.19%
December 31, 2008     13,410   $ 5.71453 to  $ 9.59861 $  112,798   2.39%    0.65%  to   2.75%  -40.41% to  -39.11%

                                         AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2012      9,550   $ 6.17225 to  $53.89981 $  254,000   0.42%    0.65%  to   3.05%    0.45% to    2.94%
December 31, 2011      9,671   $ 6.13193 to  $52.35862 $  255,476   0.59%    0.65%  to   3.05%  -17.51% to  -15.47%
December 31, 2010     13,163   $14.81778 to  $61.94104 $  409,090   0.43%    0.65%  to   3.05%   16.78% to   19.67%
December 31, 2009     11,471   $12.64918 to  $51.75974 $  319,339   1.31%    0.65%  to   3.05%   32.64% to   48.38%
December 31, 2008      5,935   $ 8.76037 to  $34.88343 $  134,397   0.66%    0.65%  to   2.60%  -51.29% to  -50.31%

                                          AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2012    120,272   $11.12570 to  $32.68345 $1,911,349   1.28%    0.65%  to   3.05%   10.03% to   12.76%
December 31, 2011    105,878   $10.09078 to  $28.98527 $1,511,842   1.09%    0.65%  to   3.05%   -1.12% to    1.32%
December 31, 2010    122,828   $10.18424 to  $28.60743 $1,752,058   0.97%    0.65%  to   3.05%    8.13% to   10.81%
December 31, 2009     99,437   $ 9.39867 to  $25.81677 $1,312,782   2.07%    0.65%  to   3.05%   20.19% to   23.33%
December 31, 2008     46,873   $ 7.79315 to  $20.93279 $  538,360   1.79%    0.65%  to   2.85%  -27.98% to  -22.10%

                                               AST INTERNATIONAL VALUE PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2012     10,513   $ 7.88041 to  $20.52383 $  142,343   2.44%    0.65%  to   3.05%   13.11% to   15.92%
December 31, 2011     11,036   $ 6.90976 to  $17.75018 $  134,222   1.42%    0.65%  to   3.05%  -15.21% to  -13.12%
December 31, 2010     14,189   $ 8.08298 to  $20.48151 $  200,509   0.82%    0.65%  to   3.05%    7.70% to   10.36%
December 31, 2009     14,767   $ 7.44396 to  $18.60561 $  196,052   2.37%    0.65%  to   3.05%   26.78% to   29.65%
December 31, 2008     12,595   $ 5.83552 to  $14.38680 $  132,504   2.67%    0.65%  to   2.85%  -45.55% to  -36.07%

                                                AST MFS GLOBAL EQUITY PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2012      8,585   $13.46685 to  $23.04503 $  157,918   1.10%    0.65%  to   3.05%   19.32% to   22.28%
December 31, 2011      7,716   $11.25154 to  $18.89405 $  117,107   0.48%    0.65%  to   3.05%   -6.08% to   -3.76%
December 31, 2010      9,440   $11.94327 to  $19.68196 $  149,750   0.48%    0.65%  to   3.05%    8.63% to   11.32%
December 31, 2009      8,341   $10.96039 to  $17.72541 $  119,319   1.90%    0.65%  to   3.05%   27.89% to   33.61%
December 31, 2008      6,101   $ 8.57011 to  $13.60103 $   66,707   1.29%    0.65%  to   2.75%  -35.81% to  -34.42%

                                          AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2012     11,583   $ 9.24639 to  $36.59713 $  206,758   1.82%    0.65%  to   3.05%   18.18% to   21.12%
December 31, 2011     11,108   $ 7.75947 to  $30.44657 $  170,765   1.32%    0.65%  to   3.05%  -11.92% to   -9.74%
December 31, 2010     15,322   $ 8.73737 to  $33.98828 $  255,452   1.09%    0.65%  to   3.05%    3.90% to    6.47%
December 31, 2009     14,999   $ 8.34041 to  $32.16453 $  254,290   4.03%    0.65%  to   3.05%   32.15% to   35.11%
December 31, 2008      9,827   $ 6.27937 to  $24.00705 $  149,580   2.57%    0.65%  to   2.75%  -43.00% to  -41.76%

                                            AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2012     16,122   $11.37326 to  $20.63724 $  264,564   2.52%    0.65%  to   3.05%    2.01% to    4.54%
December 31, 2011     17,357   $11.11461 to  $19.74069 $  274,526   2.70%    0.65%  to   3.05%    0.95% to    3.45%
December 31, 2010     21,422   $10.97562 to  $19.08296 $  328,624   2.74%    0.65%  to   3.05%    2.52% to    5.06%
December 31, 2009     22,019   $10.67294 to  $18.16458 $  324,974   7.36%    0.65%  to   3.05%    9.03% to   11.63%
December 31, 2008     16,218   $ 9.78879 to  $16.30778 $  221,914   4.60%    0.65%  to   2.75%   -5.12% to   -3.07%

                                               AST INTERNATIONAL GROWTH PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2012     24,203   $10.70484 to  $21.44012 $  426,787   1.14%    0.65%  to   3.05%   16.69% to   19.58%
December 31, 2011     27,343   $ 6.88968 to  $17.92892 $  405,957   0.65%    0.65%  to   3.05%  -15.58% to  -13.49%
December 31, 2010     35,392   $ 8.14414 to  $20.72450 $  617,984   0.35%    0.65%  to   3.05%   11.01% to   13.75%
December 31, 2009     39,649   $ 7.32140 to  $18.21901 $  616,928   1.84%    0.65%  to   3.05%   29.96% to   34.41%
December 31, 2008     38,892   $ 5.57041 to  $13.55477 $  455,778   1.44%    0.65%  to   2.85%  -51.60% to  -44.28%

                                       AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2012     25,556   $ 9.13349 to  $15.29759 $  263,881   0.27%    0.65%  to   3.05%    7.62% to   10.29%
December 31, 2011     22,134   $ 8.46959 to  $13.92700 $  209,446   0.32%    0.65%  to   3.05%   -6.40% to   -4.08%
December 31, 2010     26,700   $ 9.02972 to  $14.57840 $  265,557   0.45%    0.65%  to   3.05%   11.14% to   13.89%
December 31, 2009     28,061   $ 8.10775 to  $12.85208 $  246,843   1.32%    0.65%  to   3.05%   24.77% to   27.73%
December 31, 2008     13,508   $ 6.74653 to  $ 7.17163 $   93,861   0.78%    0.65%  to   2.60%  -43.83% to  -42.70%

                                      A78

                                   AT YEAR ENDED                                 FOR YEAR ENDED
                   ---------------------------------------------  -----------------------------------------------
                      UNITS                               NET     INVESTMENT
                   OUTSTANDING       UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ---------- ---------- -----------------  ------------------
                                         AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2012    355,694   $ 9.96540 to  $15.10845 $4,005,044   0.85%    0.65%  to   3.05%   10.25% to   12.98%
December 31, 2011    341,316   $ 9.02040 to  $13.42633 $3,434,052   0.50%    0.65%  to   3.05%   -5.40% to   -3.06%
December 31, 2010    445,216   $ 9.51547 to  $13.90606 $4,692,575   1.08%    0.65%  to   3.05%    9.92% to   12.64%
December 31, 2009    427,504   $ 8.63891 to  $12.39570 $4,038,799   1.88%    0.65%  to   3.05%   21.57% to   24.51%
December 31, 2008    280,192   $ 7.09516 to  $ 7.96999 $2,131,831   1.00%    0.65%  to   3.00%  -36.89% to  -29.03%

                                       AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2012    296,047   $ 9.94859 to  $14.62138 $3,322,480   1.01%    0.65%  to   3.05%    9.13% to   11.83%
December 31, 2011    294,849   $ 9.09760 to  $13.12699 $2,989,751   0.61%    0.65%  to   3.05%   -5.62% to   -3.29%
December 31, 2010    367,638   $ 9.61979 to  $13.62846 $3,907,114   0.90%    0.65%  to   3.05%    8.55% to   11.24%
December 31, 2009    342,126   $ 8.84379 to  $12.30140 $3,296,750   2.28%    0.65%  to   3.05%   20.63% to   23.55%
December 31, 2008    226,152   $ 7.32007 to  $ 8.17979 $1,769,603   1.15%    0.65%  to   3.00%  -33.88% to  -26.78%

                                            AST BALANCED ASSET ALLOCATION PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2012    241,017   $10.32937 to  $14.65914 $2,847,167   0.95%    0.65%  to   3.05%    9.04% to   11.74%
December 31, 2011    228,060   $ 9.45346 to  $13.17155 $2,435,193   0.63%    0.65%  to   3.05%   -4.22% to   -1.86%
December 31, 2010    283,879   $ 9.85001 to  $13.47496 $3,123,795   0.82%    0.65%  to   3.05%    8.89% to   11.58%
December 31, 2009    244,029   $ 9.02728 to  $12.12491 $2,426,091   1.42%    0.65%  to   3.05%   19.32% to   22.50%
December 31, 2008    105,696   $ 7.53624 to  $ 8.46087 $  857,571   1.08%    0.65%  to   3.00%  -30.84% to  -24.62%

                                          AST PRESERVATION ASSET ALLOCATION PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2012    235,652   $10.89197 to  $13.95724 $2,916,724   1.12%    0.65%  to   3.05%    7.00% to    9.66%
December 31, 2011    235,261   $10.15823 to  $12.77965 $2,684,655   0.89%    0.65%  to   3.05%   -2.08% to    0.34%
December 31, 2010    246,541   $10.35261 to  $12.78779 $2,838,371   1.39%    0.65%  to   3.05%    7.20% to    9.85%
December 31, 2009    219,165   $ 9.63721 to  $11.68785 $2,320,954   1.20%    0.65%  to   3.05%   15.05% to   19.26%
December 31, 2008    117,435   $ 8.26395 to  $ 9.30874 $1,047,168   0.85%    0.65%  to   3.00%  -21.90% to  -17.26%

                                            AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2012     63,914   $10.29724 to  $15.57696 $  729,941   0.47%    0.65%  to   3.05%   12.36% to   15.15%
December 31, 2011     49,795   $ 9.14542 to  $13.58234 $  498,580   0.28%    0.65%  to   3.05%   -5.36% to   -3.02%
December 31, 2010     67,762   $ 9.64360 to  $14.06217 $  708,276   0.32%    0.65%  to   3.05%   10.86% to   13.60%
December 31, 2009     46,324   $ 8.68119 to  $12.42878 $  429,456   0.37%    0.65%  to   3.05%   23.05% to   26.02%
December 31, 2008      8,210   $ 7.04446 to  $ 7.41584 $   59,995   0.09%    0.65%  to   3.00%  -37.16% to  -29.54%

                                          AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2012     88,988   $ 9.32258 to  $13.85308 $  906,641   0.55%    0.65%  to   3.05%    6.91% to    9.57%
December 31, 2011     83,954   $ 8.71537 to  $12.75958 $  788,153   0.39%    0.65%  to   3.05%   -4.81% to   -2.45%
December 31, 2010     99,997   $ 9.15067 to  $13.19996 $  973,078   0.54%    0.65%  to   3.05%    8.51% to   11.19%
December 31, 2009     74,171   $ 8.42891 to  $11.97996 $  654,003   0.28%    0.65%  to   3.05%   19.69% to   22.59%
December 31, 2008     16,369   $ 7.04244 to  $ 7.60651 $  116,814   0.06%    0.65%  to   3.00%  -29.73% to  -23.92%

                                           AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2012     60,748   $ 9.98650 to  $15.35890 $  656,213   0.47%    0.65%  to   3.05%   10.11% to   12.85%
December 31, 2011     56,707   $ 9.04125 to  $13.66570 $  547,518   0.33%    0.65%  to   3.05%   -3.60% to   -1.22%
December 31, 2010     68,780   $ 9.34959 to  $13.88973 $  681,353   0.29%    0.65%  to   3.05%   10.35% to   13.07%
December 31, 2009     48,274   $ 8.44669 to  $12.33318 $  425,571   0.27%    0.65%  to   3.05%   23.06% to   25.84%
December 31, 2008      6,598   $ 6.85696 to  $ 7.50642 $   45,696   0.07%    0.65%  to   2.85%  -32.61% to  -24.76%

                                        AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2012     79,468   $10.10208 to  $14.14738 $  863,292   0.58%    0.65%  to   3.05%    6.77% to    9.41%
December 31, 2011     76,501   $ 9.43274 to  $12.98251 $  767,336   0.48%    0.65%  to   3.05%   -3.54% to   -1.15%
December 31, 2010     88,963   $ 9.74838 to  $13.18694 $  912,004   0.46%    0.65%  to   3.05%    8.20% to   10.87%
December 31, 2009     66,502   $ 8.98223 to  $11.94190 $  619,651   0.20%    0.65%  to   3.05%   19.87% to   22.58%
December 31, 2008     10,783   $ 7.48580 to  $ 7.94834 $   81,547   0.04%    0.65%  to   2.85%  -26.28% to  -20.41%

                                          AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2012     34,759   $ 9.62837 to  $14.66719 $  359,929   0.51%    0.65%  to   3.05%   10.16% to   12.90%
December 31, 2011     29,299   $ 8.71300 to  $13.04434 $  271,364   0.21%    0.65%  to   3.05%   -5.44% to   -3.11%
December 31, 2010     37,009   $ 9.18592 to  $13.51674 $  358,393   0.37%    0.65%  to   3.05%    9.87% to   12.59%
December 31, 2009     32,643   $ 8.33501 to  $12.05414 $  282,777   0.32%    0.65%  to   3.05%   17.78% to   20.44%
December 31, 2008      7,244   $ 7.06973 to  $ 7.83293 $   51,718   0.05%    0.65%  to   2.85%  -29.20% to  -21.57%

                                      A79

                                  AT YEAR ENDED                                FOR YEAR ENDED
                   -------------------------------------------  -----------------------------------------------
                      UNITS                              NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  -------- ---------- -----------------  ------------------
                                          AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2012    35,788    $11.30708 to  $12.93619 $428,318   3.36%    0.65%  to   3.05%    4.56% to    7.15%
December 31, 2011    34,470    $10.74387 to  $12.12164 $388,751   2.64%    0.65%  to   3.05%    2.80% to    5.33%
December 31, 2010    37,019    $10.43007 to  $11.55420 $400,318   1.62%    0.65%  to   3.05%    4.51% to    7.10%
December 31, 2009    28,705    $ 9.95931 to  $10.83217 $292,772   3.68%    0.65%  to   3.05%    8.45% to   10.90%
December 31, 2008    14,600    $ 9.18349 to  $ 9.40965 $135,345   0.20%    0.65%  to   2.85%   -8.14% to   -5.83%

                                                    DAVIS VALUE PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2012        99    $11.51236 to  $15.57973 $  1,139   1.55%    1.40%  to   1.65%   11.21% to   11.49%
December 31, 2011       115    $10.32563 to  $14.00926 $  1,191   0.75%    1.40%  to   1.65%   -5.75% to   -5.51%
December 31, 2010       147    $10.92826 to  $14.86452 $  1,614   1.06%    1.40%  to   1.65%   10.91% to   11.19%
December 31, 2009       254    $ 9.82859 to  $13.40277 $  2,502   0.84%    1.40%  to   1.65%   28.99% to   29.32%
December 31, 2008       323    $ 7.60022 to  $10.39039 $  2,459   0.52%    1.40%  to   1.65%  -41.31% to  -41.16%

                                     COLUMBIA VARIABLE PORTFOLIO - ASSET ALLOCATION FUND
                   -------------------------------------------------------------------------------------------
December 31, 2012       278    $17.34227 to  $17.34227 $  4,822   2.17%    1.00%  to   1.00%   11.90% to   11.90%
December 31, 2011       349    $15.49864 to  $15.49864 $  5,414   2.52%    1.00%  to   1.00%   -1.84% to   -1.84%
December 31, 2010       421    $15.78873 to  $15.78873 $  6,644   2.63%    1.00%  to   1.00%   12.30% to   12.30%
December 31, 2009       487    $14.38338 to  $14.38338 $  7,007   4.42%    1.00%  to   1.00%   22.76% to   22.76%
December 31, 2008       564    $11.71637 to  $11.71637 $  6,605   3.43%    1.00%  to   1.00%  -29.04% to  -29.04%

                                       COLUMBIA VARIABLE PORTFOLIO - MONEY MARKET FUND
                   -------------------------------------------------------------------------------------------
December 31, 2012        95    $10.71636 to  $10.71636 $  1,017   0.00%    1.00%  to   1.00%   -1.01% to   -1.01%
December 31, 2011       109    $10.82529 to  $10.82529 $  1,182   0.00%    1.00%  to   1.00%   -1.00% to   -1.00%
December 31, 2010       104    $10.93445 to  $10.93445 $  1,142   0.02%    1.00%  to   1.00%   -0.97% to   -0.97%
December 31, 2009       125    $11.04133 to  $11.04133 $  1,375   0.25%    1.00%  to   1.25%   -0.77% to   -0.77%
December 31, 2008       159    $11.12662 to  $11.12662 $  1,771   2.59%    1.00%  to   1.00%    1.55% to    1.55%

                                   COLUMBIA VARIABLE PORTFOLIO - SMALL COMPANY GROWTH FUND
                   -------------------------------------------------------------------------------------------
December 31, 2012        19    $20.24437 to  $20.24437 $    381   0.00%    1.00%  to   1.00%   10.88% to   10.88%
December 31, 2011        21    $18.25774 to  $18.25774 $    388   0.00%    1.00%  to   1.00%   -6.49% to   -6.49%
December 31, 2010        30    $19.52472 to  $19.52472 $    578   0.00%    1.00%  to   1.00%   27.10% to   27.10%
December 31, 2009        34    $15.36226 to  $15.36226 $    521   0.00%    1.00%  to   1.00%   24.40% to   24.40%
December 31, 2008        37    $12.34900 to  $12.34900 $    462   0.00%    1.00%  to   1.00%  -41.42% to  -41.42%

                                         PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2012       651    $10.79007 to  $14.96204 $  8,260   0.60%    0.65%  to   2.75%   19.02% to   21.60%
December 31, 2011       750    $ 9.06539 to  $12.48038 $  7,890   1.32%    0.65%  to   2.75%  -17.25% to  -15.47%
December 31, 2010       897    $10.95545 to  $14.97476 $ 11,237   1.51%    0.65%  to   2.75%   10.88% to   13.27%
December 31, 2009     1,213    $ 9.88082 to  $11.70611 $ 13,530   2.38%    0.65%  to   2.75%   33.38% to   36.26%
December 31, 2008     1,323    $ 7.40821 to  $ 8.59118 $ 10,961   1.60%    0.65%  to   2.75%  -51.67% to  -50.62%

                                                 NVIT DEVELOPING MARKETS FUND
                   -------------------------------------------------------------------------------------------
December 31, 2012     3,751    $13.65931 to  $31.75987 $ 78,997   0.10%    0.65%  to   3.05%   13.21% to   16.02%
December 31, 2011     4,090    $12.02783 to  $27.44307 $ 75,241   0.27%    0.65%  to   3.05%  -24.77% to  -22.91%
December 31, 2010     6,636    $15.93875 to  $35.68795 $163,952   0.00%    0.65%  to   3.05%   12.60% to   15.39%
December 31, 2009     8,668    $14.11121 to  $31.00701 $189,579   1.12%    0.65%  to   3.05%   42.41% to   61.17%
December 31, 2008     6,642    $ 8.94425 to  $19.28675 $ 86,010   0.64%    0.65%  to   2.75%  -59.02% to  -58.13%

                                                  THE DOW DART 10 PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2012       520    $10.55526 to  $17.41057 $  6,534   0.00%    0.65%  to   3.05%    7.36% to   10.02%
December 31, 2011       589    $ 9.62777 to  $16.05136 $  6,772   0.00%    0.65%  to   3.05%    4.44% to    7.02%
December 31, 2010       627    $ 9.02819 to  $15.21278 $  6,798   0.00%    0.65%  to   3.05%   13.19% to   15.99%
December 31, 2009       591    $ 7.81132 to  $13.30332 $  5,447   0.00%    0.65%  to   2.65%   10.93% to   31.20%
December 31, 2008       857    $ 6.92452 to  $10.27256 $  7,084   0.00%    0.65%  to   2.50%  -30.30% to  -28.97%

                                           FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2012       906    $ 3.75425 to  $15.11352 $  5,805   0.00%    0.65%  to   3.05%   10.35% to   13.09%
December 31, 2011     1,183    $ 3.34499 to  $13.54166 $  7,011   0.00%    0.65%  to   3.05%  -13.62% to  -11.49%
December 31, 2010     1,563    $ 3.80786 to  $15.50170 $ 10,721   0.00%    0.65%  to   3.05%   15.37% to   18.22%
December 31, 2009     1,949    $ 3.24555 to  $13.27740 $ 11,197   0.00%    0.65%  to   2.65%   25.38% to   31.50%
December 31, 2008     1,208    $ 2.55578 to  $ 8.80712 $  4,702   0.00%    0.65%  to   2.60%  -45.29% to  -40.07%

                                      A80

                                 AT YEAR ENDED                                FOR YEAR ENDED
                   ------------------------------------------  -----------------------------------------------
                      UNITS                             NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ------- ---------- -----------------  ------------------
                                             GLOBAL DIVIDEND TARGET 15 PORTFOLIO
                   ------------------------------------------------------------------------------------------
December 31, 2012     1,676    $14.50157 to  $25.76586 $31,651   0.00%    0.65%  to   3.05%   21.54% to   24.55%
December 31, 2011     1,600    $11.79985 to  $20.81269 $24,606   0.00%    0.65%  to   3.05%  -10.31% to   -8.09%
December 31, 2010     2,173    $13.11568 to  $22.78277 $36,491   0.00%    0.65%  to   3.05%    6.38% to    9.01%
December 31, 2009     3,011    $12.29106 to  $21.02664 $46,874   0.00%    0.65%  to   3.05%   37.18% to   44.07%
December 31, 2008     3,199    $ 9.01244 to  $15.09443 $36,070   0.00%    0.65%  to   2.60%  -44.27% to  -43.15%

                                                 NASDAQ TARGET 15 PORTFOLIO
                   ------------------------------------------------------------------------------------------
December 31, 2012       295    $ 9.28609 to  $13.30700 $ 3,164   0.00%    0.65%  to   1.90%   10.84% to   12.26%
December 31, 2011       454    $ 8.30147 to  $11.92625 $ 4,401   0.00%    0.65%  to   1.90%   -0.63% to    0.64%
December 31, 2010       787    $ 8.27796 to  $11.92252 $ 7,702   0.00%    0.65%  to   1.90%   27.91% to   29.53%
December 31, 2009       384    $ 6.41311 to  $ 9.26007 $ 2,820   0.00%    0.65%  to   1.90%   14.72% to   16.18%
December 31, 2008       501    $ 5.53942 to  $ 8.01883 $ 3,179   0.00%    0.65%  to   1.90%  -51.83% to  -39.68%

                                                   S&P TARGET 24 PORTFOLIO
                   ------------------------------------------------------------------------------------------
December 31, 2012       597    $ 9.83774 to  $16.00248 $ 7,159   0.00%    0.65%  to   3.05%    6.10% to    8.73%
December 31, 2011       818    $ 9.07967 to  $14.92824 $ 9,185   0.00%    0.65%  to   3.05%    5.26% to    7.86%
December 31, 2010       915    $ 8.44778 to  $14.03783 $ 9,500   0.00%    0.65%  to   3.05%   15.66% to   18.52%
December 31, 2009     1,053    $ 7.15298 to  $11.47241 $ 9,289   0.00%    0.65%  to   2.65%   10.76% to   13.03%
December 31, 2008       992    $ 6.35065 to  $10.21125 $ 7,753   0.00%    0.65%  to   2.50%  -29.73% to  -28.39%

                                                TARGET MANAGED VIP PORTFOLIO
                   ------------------------------------------------------------------------------------------
December 31, 2012     1,716    $ 8.73469 to  $15.08398 $18,388   0.00%    0.65%  to   2.65%   10.02% to   12.28%
December 31, 2011     2,087    $ 7.93929 to  $13.68221 $20,024   0.00%    0.65%  to   2.65%   -4.28% to   -2.32%
December 31, 2010     2,783    $ 8.29426 to  $14.26469 $27,842   0.00%    0.65%  to   2.65%   15.97% to   18.35%
December 31, 2009     3,631    $ 7.15187 to  $11.21855 $31,168   0.00%    0.65%  to   2.65%   10.00% to   12.26%
December 31, 2008     4,209    $ 6.45063 to  $10.05410 $32,278   0.00%    0.65%  to   2.60%  -46.26% to  -45.18%

                                               VALUE LINE TARGET 25 PORTFOLIO
                   ------------------------------------------------------------------------------------------
December 31, 2012       798    $ 2.98472 to  $12.61467 $ 6,276   0.00%    0.65%  to   1.90%   19.04% to   20.56%
December 31, 2011     1,096    $ 2.48441 to  $10.52697 $ 7,138   0.00%    0.65%  to   1.90%  -26.09% to  -25.15%
December 31, 2010     1,411    $ 3.33115 to  $14.15035 $12,605   0.00%    0.65%  to   1.90%   27.94% to   29.57%
December 31, 2009     1,701    $ 2.57984 to  $10.98699 $11,227   0.00%    0.65%  to   1.90%    5.08% to    6.42%
December 31, 2008     2,423    $ 2.43273 to  $10.38685 $15,210   0.00%    0.65%  to   1.90%  -55.68% to  -54.06%

                                              THE DOW TARGET DIVIDEND PORTFOLIO
                   ------------------------------------------------------------------------------------------
December 31, 2012     1,695    $ 8.48620 to  $16.81204 $15,646   0.00%    0.65%  to   2.65%    2.76% to    4.88%
December 31, 2011     2,454    $ 8.20205 to  $16.25963 $21,739   0.00%    0.65%  to   2.75%    3.10% to    5.32%
December 31, 2010     2,628    $ 7.95543 to  $15.65834 $22,288   0.00%    0.65%  to   2.75%   13.30% to   15.74%
December 31, 2009     3,040    $ 7.02157 to  $13.72167 $22,552   0.00%    0.65%  to   2.75%   10.98% to   36.51%
December 31, 2008     3,087    $ 6.36274 to  $ 6.84383 $20,380   0.00%    0.65%  to   2.60%  -42.10% to  -40.93%

                                                     PROFUND VP ASIA 30
                   ------------------------------------------------------------------------------------------
December 31, 2012     1,129    $12.45832 to  $26.50384 $22,804   0.00%    0.65%  to   2.50%   12.58% to   14.72%
December 31, 2011     1,209    $11.06023 to  $23.16046 $21,250   0.04%    0.65%  to   2.50%  -28.82% to  -27.47%
December 31, 2010     2,413    $15.53043 to  $32.01290 $59,466   0.09%    0.65%  to   2.50%   11.06% to   13.17%
December 31, 2009     3,728    $13.97643 to  $28.35977 $82,212   1.00%    0.65%  to   2.50%   36.98% to   53.20%
December 31, 2008     2,982    $11.04280 to  $18.55842 $42,945   0.64%    0.65%  to   2.50%  -52.06% to  -51.14%

                                                      PROFUND VP BANKS
                   ------------------------------------------------------------------------------------------
December 31, 2012     1,296    $ 3.75923 to  $12.26356 $ 6,430   0.00%    0.65%  to   2.75%   29.73% to   32.54%
December 31, 2011       618    $ 2.89775 to  $ 4.57248 $ 2,310   0.00%    0.65%  to   2.75%  -28.76% to  -27.23%
December 31, 2010     1,298    $ 4.06786 to  $13.18903 $ 6,663   0.08%    0.65%  to   2.75%    5.36% to    7.63%
December 31, 2009     1,443    $ 3.86107 to  $ 5.86719 $ 6,976   4.31%    0.65%  to   2.75%   -6.68% to   -4.86%
December 31, 2008     3,538    $ 4.64022 to  $ 6.18259 $17,950   1.62%    0.65%  to   2.50%  -48.25% to  -47.26%

                                                       PROFUND VP BEAR
                   ------------------------------------------------------------------------------------------
December 31, 2012     2,506    $ 3.10838 to  $ 5.11497 $ 9,947   0.00%    0.65%  to   3.05%  -19.15% to  -17.14%
December 31, 2011     3,843    $ 3.81882 to  $ 6.17289 $18,224   0.00%    0.65%  to   3.05%  -11.66% to   -9.48%
December 31, 2010     3,981    $ 4.29396 to  $ 6.81914 $21,390   0.00%    0.65%  to   3.05%  -20.31% to  -18.33%
December 31, 2009     5,157    $ 5.35220 to  $ 8.34973 $33,717   0.20%    0.65%  to   3.05%  -29.85% to  -26.27%
December 31, 2008     5,261    $ 7.60268 to  $11.65146 $48,699   2.01%    0.65%  to   2.50%   36.43% to   39.01%

                                      A81

                                 AT YEAR ENDED                                FOR YEAR ENDED
                   ------------------------------------------  -----------------------------------------------
                      UNITS                             NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ------- ---------- -----------------  ------------------
                                                  PROFUND VP BIOTECHNOLOGY
                   ------------------------------------------------------------------------------------------
December 31, 2012       717    $12.92186 to  $23.49701 $10,864   0.00%    0.65%  to   1.90%   38.03% to   39.79%
December 31, 2011       444    $ 9.31427 to  $17.02324 $ 4,770   0.00%    0.65%  to   1.90%    4.54% to    5.87%
December 31, 2010       570    $ 8.86479 to  $16.28406 $ 5,905   0.00%    0.65%  to   1.90%    3.10% to    4.42%
December 31, 2009       790    $ 8.55424 to  $15.79374 $ 7,870   0.00%    0.65%  to   1.90%    1.75% to    3.04%
December 31, 2008     2,205    $ 8.36476 to  $16.51663 $22,229   0.00%    0.65%  to   1.90%   -0.09% to    1.18%

                                                 PROFUND VP BASIC MATERIALS
                   ------------------------------------------------------------------------------------------
December 31, 2012       863    $10.97190 to  $19.73517 $13,665   0.29%    0.65%  to   2.75%    5.50% to    7.78%
December 31, 2011     1,157    $10.40033 to  $18.35708 $17,075   0.16%    0.65%  to   3.05%  -18.71% to  -16.70%
December 31, 2010     3,099    $12.75409 to  $22.09170 $55,254   0.62%    0.65%  to   3.05%   25.74% to   28.85%
December 31, 2009     3,954    $10.11167 to  $17.18817 $55,224   0.58%    0.65%  to   3.05%   39.88% to   61.32%
December 31, 2008     2,384    $ 8.33841 to  $10.68164 $20,621   0.25%    0.65%  to   2.50%  -52.64% to  -51.74%

                                                    PROFUND VP ULTRABULL
                   ------------------------------------------------------------------------------------------
December 31, 2012     1,021    $ 6.59191 to  $14.18214 $ 8,024   0.00%    0.65%  to   1.90%   26.46% to   28.08%
December 31, 2011     1,787    $ 5.18608 to  $11.10132 $10,990   0.00%    0.65%  to   1.90%   -6.64% to   -5.45%
December 31, 2010     1,807    $ 5.52642 to  $11.77032 $12,190   0.00%    0.65%  to   1.90%   19.85% to   21.37%
December 31, 2009     3,112    $ 4.58789 to  $ 9.72215 $17,397   1.08%    0.65%  to   1.90%   41.89% to   43.70%
December 31, 2008    11,726    $ 3.21703 to  $ 6.78269 $48,791   1.50%    0.65%  to   1.90%  -68.02% to  -67.61%

                                                       PROFUND VP BULL
                   ------------------------------------------------------------------------------------------
December 31, 2012     3,404    $ 9.75656 to  $15.26808 $39,465   0.00%    0.65%  to   3.05%   10.41% to   13.15%
December 31, 2011     6,004    $ 8.80949 to  $13.68730 $61,306   0.00%    0.65%  to   3.05%   -3.04% to   -0.65%
December 31, 2010     5,435    $ 9.05801 to  $13.97310 $57,453   0.15%    0.65%  to   3.05%    9.15% to   11.85%
December 31, 2009     7,235    $ 8.27336 to  $12.67160 $69,109   0.80%    0.65%  to   2.75%   20.93% to   26.04%
December 31, 2008     6,812    $ 7.42681 to  $ 9.52283 $52,900   0.00%    0.65%  to   2.50%  -39.23% to  -38.07%

                                                PROFUND VP CONSUMER SERVICES
                   ------------------------------------------------------------------------------------------
December 31, 2012       889    $11.48757 to  $18.49608 $10,840   0.00%    0.65%  to   3.05%   18.37% to   21.30%
December 31, 2011       823    $ 9.58355 to  $15.12328 $ 8,369   0.00%    0.65%  to   3.05%    2.29% to    4.81%
December 31, 2010     1,604    $ 9.23618 to  $14.63446 $15,546   0.00%    0.65%  to   3.05%   17.69% to   20.60%
December 31, 2009       670    $ 7.73635 to  $12.30799 $ 5,596   0.00%    0.65%  to   2.75%   23.34% to   29.95%
December 31, 2008       817    $ 6.01368 to  $ 8.15142 $ 5,052   0.00%    0.65%  to   2.50%  -33.10% to  -31.83%

                                             PROFUND VP CONSUMER GOODS PORTFOLIO
                   ------------------------------------------------------------------------------------------
December 31, 2012       803    $12.05038 to  $17.54415 $11,414   0.95%    0.65%  to   2.75%    7.80% to   10.14%
December 31, 2011     1,243    $11.17801 to  $15.96959 $16,036   1.05%    0.65%  to   3.05%    3.69% to    6.25%
December 31, 2010     1,382    $10.74702 to  $15.06781 $17,148   0.91%    0.65%  to   3.05%   13.78% to   16.60%
December 31, 2009     1,551    $ 9.41587 to  $12.95546 $16,511   0.81%    0.65%  to   2.75%   18.22% to   25.35%
December 31, 2008     1,000    $ 8.57802 to  $10.75388 $ 8,804   1.14%    0.65%  to   2.50%  -28.55% to  -27.19%

                                                    PROFUND VP OIL & GAS
                   ------------------------------------------------------------------------------------------
December 31, 2012     1,631    $12.98066 to  $27.70826 $35,105   0.12%    0.65%  to   3.05%   -0.25% to    2.23%
December 31, 2011     2,056    $12.97271 to  $27.17321 $43,737   0.17%    0.65%  to   3.05%   -0.87% to    1.58%
December 31, 2010     3,005    $13.04571 to  $26.81707 $64,390   0.44%    0.65%  to   3.05%   14.17% to   17.00%
December 31, 2009     3,395    $11.39110 to  $22.97908 $62,591   0.00%    0.65%  to   3.05%   12.32% to   15.91%
December 31, 2008     3,492    $14.44920 to  $20.07614 $55,622   0.00%    0.65%  to   2.50%  -38.53% to  -37.36%

                                                    PROFUND VP EUROPE 30
                   ------------------------------------------------------------------------------------------
December 31, 2012     1,696    $ 8.39741 to  $16.53513 $18,717   2.84%    0.65%  to   2.75%   13.38% to   15.84%
December 31, 2011     1,176    $ 7.29348 to  $14.31060 $11,042   1.12%    0.65%  to   2.75%  -11.39% to   -9.48%
December 31, 2010     3,144    $ 8.10586 to  $15.84851 $34,024   1.87%    0.65%  to   2.75%   -0.19% to    1.97%
December 31, 2009     4,394    $ 7.99780 to  $15.58204 $46,899   3.41%    0.65%  to   2.75%   28.65% to   34.35%
December 31, 2008     2,290    $ 6.12200 to  $11.88516 $18,076   1.83%    0.65%  to   2.50%  -45.41% to  -44.37%

                                                    PROFUND VP FINANCIALS
                   ------------------------------------------------------------------------------------------
December 31, 2012     2,235    $ 5.58464 to  $14.98123 $16,277   0.13%    0.65%  to   3.05%   20.92% to   23.92%
December 31, 2011     1,806    $ 4.60421 to  $12.13849 $10,764   0.00%    0.65%  to   3.05%  -16.46% to  -14.39%
December 31, 2010     2,567    $ 5.49417 to  $14.23623 $18,134   0.30%    0.65%  to   3.05%    7.55% to   10.21%
December 31, 2009     2,798    $ 5.11801 to  $12.96974 $17,959   2.16%    0.65%  to   3.05%   11.96% to   31.98%
December 31, 2008     3,061    $ 4.93780 to  $ 6.48378 $16,869   1.36%    0.65%  to   2.50%  -51.78% to  -50.86%

                                      A82

                                  AT YEAR ENDED                                FOR YEAR ENDED
                   -------------------------------------------  -----------------------------------------------
                      UNITS                              NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  -------- ---------- -----------------  ------------------
                                               PROFUND VP U.S. GOVERNMENT PLUS
                   -------------------------------------------------------------------------------------------
December 31, 2012     1,423    $13.15892 to  $21.19966 $ 26,886    0.00%   0.65%  to   2.75%   -1.81% to    0.32%
December 31, 2011     2,260    $13.14239 to  $21.13300 $ 42,390    0.14%   0.65%  to   3.05%   39.16% to   42.58%
December 31, 2010     2,138    $ 9.44439 to  $14.82157 $ 28,659    0.42%   0.65%  to   3.05%    6.75% to    9.39%
December 31, 2009     2,832    $ 8.84748 to  $13.54962 $ 35,006    0.05%   0.65%  to   3.05%  -34.47% to   -9.91%
December 31, 2008     5,491    $15.35403 to  $20.24014 $102,443    1.74%   0.65%  to   2.65%   45.77% to   48.76%

                                                    PROFUND VP HEALTH CARE
                   -------------------------------------------------------------------------------------------
December 31, 2012     2,027    $10.65001 to  $16.58498 $ 24,163    0.38%   0.65%  to   2.75%   14.17% to   16.64%
December 31, 2011     1,723    $ 9.20016 to  $14.27648 $ 17,794    0.26%   0.65%  to   2.75%    7.09% to    9.40%
December 31, 2010     1,736    $ 8.47370 to  $13.10274 $ 16,609    0.39%   0.65%  to   2.75%    0.02% to    2.18%
December 31, 2009     2,394    $ 8.35640 to  $12.78830 $ 22,452    0.50%   0.65%  to   2.75%   16.27% to   28.18%
December 31, 2008     2,730    $ 7.08869 to  $ 9.84534 $ 21,152    0.45%   0.65%  to   2.50%  -26.19% to  -24.79%

                                                  ACCESS VP HIGH YIELD FUND
                   -------------------------------------------------------------------------------------------
December 31, 2012     1,584    $16.16581 to  $17.81424 $ 26,571    4.12%   0.65%  to   1.90%   11.95% to   13.38%
December 31, 2011     2,808    $14.43990 to  $15.71178 $ 41,868    0.73%   0.65%  to   1.90%    0.80% to    2.08%
December 31, 2010     1,291    $14.32566 to  $15.39199 $ 18,992   14.74%   0.65%  to   1.90%   14.16% to   15.62%
December 31, 2009     1,388    $12.54825 to  $13.31281 $ 17,790    9.63%   0.65%  to   1.90%   14.69% to   16.15%
December 31, 2008     1,961    $10.94080 to  $11.46149 $ 21,798    6.62%   0.65%  to   1.90%   -6.46% to   -5.26%

                                                    PROFUND VP INDUSTRIALS
                   -------------------------------------------------------------------------------------------
December 31, 2012       681    $10.75494 to  $18.01769 $  9,293    0.34%   0.65%  to   2.75%   12.61% to   15.05%
December 31, 2011       752    $ 9.55071 to  $15.70088 $  9,130    0.37%   0.65%  to   2.75%   -4.48% to   -2.42%
December 31, 2010     1,255    $ 9.99885 to  $16.13119 $ 15,943    0.31%   0.65%  to   2.75%   20.35% to   22.94%
December 31, 2009     1,348    $ 8.30824 to  $13.15379 $ 14,190    0.76%   0.65%  to   2.75%   20.69% to   27.28%
December 31, 2008     1,045    $ 7.93126 to  $10.69572 $  8,678    0.05%   0.65%  to   2.50%  -41.98% to  -40.87%

                                                     PROFUND VP INTERNET
                   -------------------------------------------------------------------------------------------
December 31, 2012       203    $27.71190 to  $33.36005 $  5,733    0.00%   0.65%  to   1.90%   17.48% to   18.98%
December 31, 2011       176    $23.52770 to  $28.10825 $  4,213    0.00%   0.65%  to   1.90%   -8.68% to   -7.51%
December 31, 2010       651    $25.69739 to  $30.46840 $ 16,904    0.00%   0.65%  to   1.90%   32.71% to   34.40%
December 31, 2009       745    $19.31472 to  $22.72756 $ 14,521    0.00%   0.65%  to   1.90%   73.91% to   76.13%
December 31, 2008       208    $11.07782 to  $12.93669   42,322    0.00%   0.65%  to   1.90%  -45.88% to  -45.19%

                                                       PROFUND VP JAPAN
                   -------------------------------------------------------------------------------------------
December 31, 2012     1,032    $ 6.72060 to  $11.00789 $  7,983    0.00%   0.65%  to   2.75%   19.56% to   22.15%
December 31, 2011       753    $ 5.62108 to  $ 9.03462 $  4,800    0.00%   0.65%  to   2.75%  -20.78% to  -19.07%
December 31, 2010     1,286    $ 7.09529 to  $11.19134 $ 10,269    0.00%   0.65%  to   2.75%   -9.10% to   -7.14%
December 31, 2009     1,569    $ 7.80589 to  $12.08246 $ 13,550    0.62%   0.65%  to   2.75%    7.29% to   11.24%
December 31, 2008     1,374    $ 7.47329 to  $11.05065 $ 10,845   12.46%   0.65%  to   2.50%  -42.33% to  -41.23%

                                                  PROFUND VP PRECIOUS METALS
                   -------------------------------------------------------------------------------------------
December 31, 2012     3,517    $11.17737 to  $18.51153 $ 53,301    0.00%   0.65%  to   2.75%  -16.90% to  -15.10%
December 31, 2011     4,194    $13.45111 to  $21.85992 $ 75,281    0.00%   0.65%  to   2.75%  -21.43% to  -19.74%
December 31, 2010     6,200    $17.12050 to  $27.30455 $140,602    0.00%   0.65%  to   2.75%   29.28% to   32.07%
December 31, 2009     6,318    $13.24324 to  $20.72703 $109,841    0.89%   0.65%  to   2.75%   31.60% to   36.71%
December 31, 2008     6,241    $10.53746 to  $15.45524 $ 81,177    2.85%   0.65%  to   2.50%  -32.49% to  -31.21%

                                                  PROFUND VP MID-CAP GROWTH
                   -------------------------------------------------------------------------------------------
December 31, 2012     1,815    $12.54492 to  $20.07739 $ 28,057    0.00%   0.65%  to   3.05%   11.86% to   14.63%
December 31, 2011     2,360    $11.18060 to  $17.55915 $ 31,800    0.00%   0.65%  to   3.05%   -5.85% to   -3.52%
December 31, 2010     4,928    $11.83875 to  $18.24645 $ 69,920    0.00%   0.65%  to   3.05%   24.50% to   27.58%
December 31, 2009     3,961    $ 9.47940 to  $14.33773 $ 43,819    0.00%   0.65%  to   3.05%   25.88% to   37.42%
December 31, 2008     2,369    $ 7.04708 to  $10.45994 $ 19,189    0.00%   0.65%  to   2.75%  -40.50% to  -39.21%

                                                   PROFUND VP MID-CAP VALUE
                   -------------------------------------------------------------------------------------------
December 31, 2012     1,520    $11.14090 to  $20.11028 $ 22,992    0.15%   0.65%  to   2.75%   13.35% to   15.81%
December 31, 2011     1,920    $ 9.82848 to  $17.40933 $ 25,104    0.17%   0.65%  to   2.75%   -6.56% to   -4.55%
December 31, 2010     2,069    $10.51873 to  $18.28464 $ 28,287    0.59%   0.65%  to   2.75%   17.14% to   19.67%
December 31, 2009     2,944    $ 8.97953 to  $15.31796 $ 33,809    1.28%   0.65%  to   2.75%   27.27% to   30.02%
December 31, 2008     2,052    $ 8.58307 to  $11.81078 $ 18,308    0.00%   0.65%  to   2.50%  -37.89% to  -36.71%

                                      A83

                                 AT YEAR ENDED                                FOR YEAR ENDED
                   ------------------------------------------  -----------------------------------------------
                      UNITS                             NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ------- ---------- -----------------  ------------------
                                                 PROFUND VP PHARMACEUTICALS
                   ------------------------------------------------------------------------------------------
December 31, 2012       713    $ 9.41676 to  $16.05920 $ 7,029   1.34%    0.65%  to   2.65%    8.88% to   11.13%
December 31, 2011     1,404    $ 8.56033 to  $14.65825 $12,351   1.40%    0.65%  to   2.65%   13.06% to   15.38%
December 31, 2010       650    $ 7.49464 to  $12.88568 $ 5,086   4.35%    0.65%  to   2.75%   -2.28% to   -0.18%
December 31, 2009     1,422    $ 7.58424 to  $ 9.17992 $11,294   1.32%    0.65%  to   2.65%   13.80% to   16.14%
December 31, 2008     1,292    $ 6.59683 to  $ 7.92536 $ 8,813   1.89%    0.65%  to   2.50%  -21.52% to  -20.03%

                                                   PROFUND VP REAL ESTATE
                   ------------------------------------------------------------------------------------------
December 31, 2012       869    $11.27854 to  $22.34453 $16,660   2.35%    0.65%  to   3.05%   13.59% to   16.41%
December 31, 2011       759    $ 9.89831 to  $19.19485 $12,605   0.00%    0.65%  to   3.05%    1.56% to    4.07%
December 31, 2010     1,045    $ 9.71615 to  $18.44425 $16,643   3.52%    0.65%  to   3.05%   20.89% to   23.88%
December 31, 2009     1,325    $ 8.01222 to  $14.88884 $17,219   3.84%    0.65%  to   2.75%   24.38% to   45.92%
December 31, 2008     1,212    $ 7.85776 to  $11.71721 $12,620   0.00%    0.65%  to   2.50%  -42.73% to  -41.64%

                                             PROFUND VP RISING RATES OPPORTUNITY
                   ------------------------------------------------------------------------------------------
December 31, 2012     3,764    $ 2.23383 to  $ 4.69566 $ 9,052   0.00%    0.65%  to   3.05%   -9.78% to   -7.54%
December 31, 2011     4,829    $ 2.44059 to  $ 5.15157 $12,551   0.00%    0.65%  to   3.05%  -39.41% to  -37.91%
December 31, 2010     8,233    $ 3.97042 to  $ 8.41509 $34,707   0.00%    0.65%  to   3.05%  -18.59% to  -16.57%
December 31, 2009     6,287    $ 4.80759 to  $10.23100 $32,417   0.57%    0.65%  to   3.05%    0.53% to   31.33%
December 31, 2008     4,730    $ 3.69802 to  $ 4.68636 $18,310   5.99%    0.65%  to   2.50%  -39.53% to  -38.38%

                                                    PROFUND VP NASDAQ-100
                   ------------------------------------------------------------------------------------------
December 31, 2012     2,193    $ 7.31221 to  $20.65639 $22,815   0.00%    0.65%  to   2.50%   13.32% to   15.47%
December 31, 2011     2,758    $ 6.38058 to  $17.93351 $25,610   0.00%    0.65%  to   2.50%   -1.08% to    0.80%
December 31, 2010     4,005    $ 6.37824 to  $17.83649 $38,551   0.00%    0.65%  to   2.50%   15.29% to   17.48%
December 31, 2009     5,151    $ 5.47064 to  $15.22145 $41,559   0.00%    0.65%  to   2.50%   30.08% to   51.02%
December 31, 2008     3,874    $ 3.64996 to  $10.10445 $19,350   0.00%    0.65%  to   2.50%  -43.92% to  -42.86%

                                                  PROFUND VP SEMICONDUCTOR
                   ------------------------------------------------------------------------------------------
December 31, 2012       176    $ 5.76682 to  $ 9.83468 $ 1,045   0.33%    0.65%  to   1.90%   -5.99% to   -4.79%
December 31, 2011       246    $ 6.11890 to  $10.41920 $ 1,531   0.08%    0.65%  to   1.90%   -5.72% to   -4.52%
December 31, 2010       387    $ 6.47385 to  $11.00687 $ 2,546   1.12%    0.65%  to   1.90%   10.27% to   11.67%
December 31, 2009     1,313    $ 5.85592 to  $ 9.94113 $ 7,787   0.00%    0.65%  to   1.90%   60.87% to   62.92%
December 31, 2008       330    $ 3.63084 to  $ 6.15450 $ 1,209   0.00%    0.65%  to   1.90%  -50.75% to  -50.12%

                                                 PROFUND VP SMALL-CAP GROWTH
                   ------------------------------------------------------------------------------------------
December 31, 2012     1,306    $11.64237 to  $21.13125 $20,944   0.00%    0.65%  to   3.05%    9.04% to   11.75%
December 31, 2011     2,476    $10.64374 to  $18.95717 $35,338   0.00%    0.65%  to   3.05%   -1.80% to    0.62%
December 31, 2010     3,712    $10.80573 to  $18.88706 $54,220   0.00%    0.65%  to   3.05%   21.89% to   24.91%
December 31, 2009     3,213    $ 8.83752 to  $15.15895 $37,533   0.00%    0.65%  to   2.75%   22.70% to   25.73%
December 31, 2008     2,498    $ 7.20263 to  $12.12382 $23,413   0.00%    0.65%  to   2.75%  -35.85% to  -34.46%

                                                  PROFUND VP SHORT MID-CAP
                   ------------------------------------------------------------------------------------------
December 31, 2012       298    $ 3.38019 to  $ 3.66941 $ 1,043   0.00%    0.65%  to   1.65%  -20.29% to  -19.48%
December 31, 2011       601    $ 4.16456 to  $ 4.55713 $ 2,614   0.00%    0.65%  to   1.90%   -9.97% to   -8.82%
December 31, 2010       374    $ 4.62566 to  $ 4.99814 $ 1,769   0.00%    0.65%  to   1.90%  -27.25% to  -26.33%
December 31, 2009       519    $ 6.35873 to  $ 6.78413 $ 3,363   0.24%    0.65%  to   1.90%  -36.62% to  -35.81%
December 31, 2008       332    $10.03297 to  $10.56935 $ 3,403   2.18%    0.65%  to   1.90%   29.33% to   30.97%

                                                 PROFUND VP SHORT NASDAQ-100
                   ------------------------------------------------------------------------------------------
December 31, 2012     1,644    $ 2.01909 to  $ 3.82383 $ 3,831   0.00%    0.65%  to   2.50%  -20.83% to  -19.32%
December 31, 2011     2,783    $ 2.54776 to  $ 4.80778 $ 8,013   0.00%    0.65%  to   2.50%  -12.71% to  -11.06%
December 31, 2010     2,019    $ 2.91573 to  $ 5.48258 $ 6,671   0.00%    0.65%  to   2.50%  -23.16% to  -21.70%
December 31, 2009     2,233    $ 3.79052 to  $ 7.10204 $ 9,506   0.56%    0.65%  to   2.50%  -42.15% to  -28.89%
December 31, 2008     1,617    $ 6.54522 to  $10.15367 $11,639   3.95%    0.65%  to   2.50%   44.46% to   47.20%

                                                 PROFUND VP SHORT SMALL-CAP
                   ------------------------------------------------------------------------------------------
December 31, 2012       779    $ 3.21681 to  $ 3.56496 $ 2,657   0.00%    0.65%  to   1.90%  -20.51% to  -19.49%
December 31, 2011       986    $ 4.04658 to  $ 4.42795 $ 4,131   0.00%    0.65%  to   1.90%  -10.81% to   -9.68%
December 31, 2010       841    $ 4.53713 to  $ 4.90256 $ 3,928   0.00%    0.65%  to   1.90%  -30.30% to  -29.41%
December 31, 2009     1,098    $ 6.50915 to  $ 6.94472 $ 7,385   0.21%    0.65%  to   1.90%  -33.66% to  -32.81%
December 31, 2008       495    $ 9.81160 to  $10.33629 $ 4,953   5.17%    0.65%  to   1.90%   21.73% to   23.27%

                                      A84

                                 AT YEAR ENDED                                FOR YEAR ENDED
                   ------------------------------------------  -----------------------------------------------
                      UNITS                             NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ------- ---------- -----------------  ------------------
                                                 PROFUND VP SMALL-CAP VALUE
                   ------------------------------------------------------------------------------------------
December 31, 2012     1,279    $10.49501 to  $19.31173 $17,613   0.00%    0.65%  to   3.05%   12.61% to   15.40%
December 31, 2011     1,619    $ 9.29122 to  $16.77683 $18,881   0.00%    0.65%  to   3.05%   -7.02% to   -4.73%
December 31, 2010     1,787    $ 9.96215 to  $17.65318 $22,663   0.19%    0.65%  to   3.05%   18.38% to   21.31%
December 31, 2009     1,491    $ 8.38937 to  $14.58909 $15,703   0.43%    0.65%  to   3.05%   17.09% to   24.57%
December 31, 2008     1,883    $ 7.16486 to  $12.22696 $16,517   0.00%    0.65%  to   2.75%  -32.59% to  -31.13%

                                                    PROFUND VP TECHNOLOGY
                   ------------------------------------------------------------------------------------------
December 31, 2012       816    $ 5.91023 to  $15.72774 $ 6,099   0.00%    0.65%  to   1.90%    8.21% to    9.59%
December 31, 2011     1,409    $ 5.43417 to  $14.47563 $10,484   0.00%    0.65%  to   1.90%   -3.24% to   -2.01%
December 31, 2010     1,440    $ 5.58758 to  $14.89923 $10,700   0.00%    0.65%  to   1.90%    8.63% to   10.01%
December 31, 2009     2,843    $ 5.11764 to  $13.66005 $19,609   0.00%    0.65%  to   1.90%   58.36% to   60.38%
December 31, 2008       994    $ 3.21528 to  $ 8.59101 $ 3,966   0.00%    0.65%  to   1.90%  -45.41% to  -44.72%

                                                PROFUND VP TELECOMMUNICATIONS
                   ------------------------------------------------------------------------------------------
December 31, 2012     1,024    $ 5.87296 to  $14.58634 $ 9,765   2.70%    0.65%  to   3.05%   12.96% to   15.76%
December 31, 2011       897    $ 5.11203 to  $12.72244 $ 7,237   3.20%    0.65%  to   3.05%   -1.23% to    1.21%
December 31, 2010     1,767    $ 5.08947 to  $12.69183 $14,077   3.29%    0.65%  to   3.05%   12.16% to   14.93%
December 31, 2009     1,333    $ 4.46180 to  $11.14929 $ 9,185   5.28%    0.65%  to   3.05%    4.37% to    9.32%
December 31, 2008     2,329    $ 4.21647 to  $10.55780 $13,153   5.78%    0.65%  to   2.50%  -36.06% to  -34.85%

                                                   PROFUND VP ULTRAMID-CAP
                   ------------------------------------------------------------------------------------------
December 31, 2012     1,147    $13.39974 to  $25.80111 $17,481   0.00%    0.65%  to   2.50%   29.17% to   31.63%
December 31, 2011     1,282    $10.28371 to  $19.88226 $14,754   0.00%    0.65%  to   2.50%  -15.81% to  -14.21%
December 31, 2010     2,834    $12.10861 to  $23.50605 $38,606   0.00%    0.65%  to   2.50%   45.94% to   48.70%
December 31, 2009     3,144    $ 8.22543 to  $16.03277 $29,691   0.07%    0.65%  to   2.50%   60.90% to   64.71%
December 31, 2008     4,156    $ 5.04475 to  $ 9.13338 $22,755   1.09%    0.65%  to   2.50%  -68.29% to  -67.69%

                                                 PROFUND VP ULTRANASDAQ-100
                   ------------------------------------------------------------------------------------------
December 31, 2012     9,648    $ 1.08727 to  $25.49858 $20,012   0.00%    0.65%  to   1.90%   31.21% to   32.88%
December 31, 2011    13,474    $ 0.82312 to  $19.23735 $26,978   0.00%    0.65%  to   1.90%   -3.07% to   -1.83%
December 31, 2010    17,474    $ 0.84364 to  $19.64633 $29,713   0.00%    0.65%  to   1.90%   32.65% to   34.34%
December 31, 2009    22,194    $ 0.63185 to  $14.66108 $28,050   0.00%    0.65%  to   1.90%  115.18% to  117.93%
December 31, 2008    26,435    $ 0.29163 to  $ 6.74463 $18,670   0.00%    0.65%  to   1.90%  -73.27% to  -72.92%

                                                  PROFUND VP ULTRASMALL-CAP
                   ------------------------------------------------------------------------------------------
December 31, 2012       882    $ 8.67698 to  $19.17159 $ 8,671   0.00%    0.65%  to   1.90%   27.05% to   28.67%
December 31, 2011     1,128    $ 6.79487 to  $14.93733 $ 8,671   0.00%    0.65%  to   1.90%  -20.37% to  -19.36%
December 31, 2010     1,784    $ 8.49027 to  $18.57003 $17,476   0.00%    0.65%  to   1.90%   45.62% to   47.48%
December 31, 2009     1,693    $ 5.80079 to  $12.62369 $11,107   0.13%    0.65%  to   1.90%   37.51% to   39.27%
December 31, 2008     3,980    $ 4.19697 to  $ 9.08724 $19,692   1.40%    0.65%  to   1.90%  -66.83% to  -66.41%

                                                    PROFUND VP UTILITIES
                   ------------------------------------------------------------------------------------------
December 31, 2012     1,647    $11.54386 to  $21.29761 $23,443   2.48%    0.65%  to   3.05%   -2.92% to   -0.51%
December 31, 2011     2,537    $11.75730 to  $21.46105 $36,724   2.34%    0.65%  to   3.05%   13.93% to   16.75%
December 31, 2010     2,039    $10.14721 to  $18.42886 $25,613   2.48%    0.65%  to   3.05%    2.72% to    5.26%
December 31, 2009     2,236    $ 9.71332 to  $17.55192 $26,844   4.33%    0.65%  to   3.05%    7.69% to   19.76%
December 31, 2008     3,027    $ 8.89627 to  $15.99426 $32,251   1.91%    0.65%  to   2.50%  -32.43% to  -31.15%

                                                 PROFUND VP LARGE-CAP GROWTH
                   ------------------------------------------------------------------------------------------
December 31, 2012     1,861    $10.56723 to  $16.22893 $22,220   0.09%    0.65%  to   2.75%    9.61% to   11.98%
December 31, 2011     2,571    $ 9.64061 to  $14.55084 $27,419   0.00%    0.65%  to   2.75%    0.30% to    2.46%
December 31, 2010     3,155    $ 9.61183 to  $14.25876 $33,212   0.07%    0.65%  to   2.75%   10.07% to   12.45%
December 31, 2009     4,505    $ 8.73218 to  $12.73159 $42,362   0.00%    0.65%  to   2.75%   25.25% to   28.89%
December 31, 2008     3,080    $ 7.11080 to  $ 7.68284 $22,796   0.00%    0.65%  to   2.50%  -37.13% to  -35.94%

                                                 PROFUND VP LARGE-CAP VALUE
                   ------------------------------------------------------------------------------------------
December 31, 2012     1,829    $ 9.14091 to  $15.93700 $18,800   0.83%    0.65%  to   3.05%   11.89% to   14.67%
December 31, 2011     2,107    $ 8.14400 to  $13.95444 $19,187   0.82%    0.65%  to   3.05%   -4.28% to   -1.92%
December 31, 2010     3,322    $ 8.48241 to  $14.28505 $30,816   1.18%    0.65%  to   3.05%    9.45% to   12.16%
December 31, 2009     3,399    $ 7.72597 to  $12.70102 $28,211   2.43%    0.65%  to   3.05%   16.18% to   26.58%
December 31, 2008     4,442    $ 6.82238 to  $ 7.37137 $31,631   2.09%    0.65%  to   2.50%  -41.95% to  -40.85%

                                      A85

                                 AT YEAR ENDED                                FOR YEAR ENDED
                   ------------------------------------------  -----------------------------------------------
                      UNITS                             NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ------- ---------- -----------------  ------------------
                                                        RYDEX VT NOVA
                   ------------------------------------------------------------------------------------------
December 31, 2012       224    $ 6.30896 to  $ 6.99741 $ 1,425   0.00%    0.65%  to   1.40%   20.53% to   21.45%
December 31, 2011       262    $ 5.23427 to  $12.08380 $ 1,381   0.04%    0.65%  to   1.65%   -2.79% to   -1.81%
December 31, 2010       326    $ 5.37110 to  $12.43119 $ 1,760   0.20%    0.11%  to   1.65%   17.99% to   19.18%
December 31, 2009       418    $ 4.54061 to  $10.53588 $ 1,906   0.92%    0.65%  to   1.65%   33.27% to   34.63%
December 31, 2008       525    $ 3.39843 to  $ 7.90563 $ 1,791   0.33%    0.65%  to   1.65%  -55.23% to  -54.77%

                                                     RYDEX VT NASDAQ-100
                   ------------------------------------------------------------------------------------------
December 31, 2012       983    $ 5.97189 to  $19.81775 $ 8,572   0.00%    0.65%  to   1.65%   14.84% to   16.01%
December 31, 2011     1,158    $ 5.17914 to  $17.25682 $ 8,764   0.00%    0.65%  to   1.65%    0.49% to    1.51%
December 31, 2010     1,398    $ 5.13325 to  $17.17328 $10,507   0.00%    0.65%  to   1.65%   16.53% to   17.71%
December 31, 2009     1,752    $ 4.38717 to  $14.73705 $11,271   0.00%    0.65%  to   1.65%   49.49% to   51.01%
December 31, 2008     2,078    $ 2.92280 to  $ 9.85794 $ 8,918   0.15%    0.65%  to   1.65%  -42.87% to  -42.29%

                                              RYDEX VT INVERSE S&P 500 STRATEGY
                   ------------------------------------------------------------------------------------------
December 31, 2012        20    $ 3.44615 to  $ 5.32237 $   100   0.00%    1.00%  to   1.65%  -18.35% to  -17.81%
December 31, 2011        20    $ 4.22083 to  $ 6.47588 $   121   0.00%    1.00%  to   1.65%  -10.54% to   -9.95%
December 31, 2010        22    $ 4.71817 to  $ 7.19150 $   149   0.00%    1.00%  to   1.65%  -18.33% to  -17.79%
December 31, 2009        24    $ 5.77719 to  $ 8.74769 $   202   0.00%    1.00%  to   1.65%  -28.75% to  -28.27%
December 31, 2008        35    $ 8.10781 to  $12.19613 $   414   0.59%    1.00%  to   1.65%   36.95% to   37.85%

                                            INVESCO V.I. GLOBAL HEALTH CARE FUND
                   ------------------------------------------------------------------------------------------
December 31, 2012     1,977    $12.92230 to  $18.97945 $32,463   0.00%    0.65%  to   3.05%   17.20% to   20.11%
December 31, 2011     2,169    $11.06847 to  $15.80162 $29,771   0.00%    0.65%  to   3.05%    0.79% to    3.28%
December 31, 2010     2,704    $10.93718 to  $15.30048 $36,405   0.00%    0.65%  to   3.05%    2.08% to    4.61%
December 31, 2009     3,695    $10.61747 to  $14.62641 $47,164   0.37%    0.65%  to   3.05%   24.17% to   28.18%
December 31, 2008     3,967    $ 8.60158 to  $11.53093 $41,085   0.00%    0.65%  to   2.60%  -30.48% to  -29.08%

                                                INVESCO V.I. TECHNOLOGY FUND
                   ------------------------------------------------------------------------------------------
December 31, 2012     3,100    $ 4.08609 to  $16.00172 $20,463   0.00%    0.65%  to   1.90%    9.16% to   10.56%
December 31, 2011     3,794    $ 3.71853 to  $14.65886 $23,148   0.16%    0.65%  to   1.90%   -6.85% to   -5.67%
December 31, 2010     5,380    $ 3.96587 to  $15.73766 $36,193   0.00%    0.65%  to   1.90%   19.00% to   20.52%
December 31, 2009     5,998    $ 3.31069 to  $13.61352 $33,198   0.00%    0.65%  to   1.90%   54.41% to   56.37%
December 31, 2008     6,278    $ 2.12999 to  $ 8.78071 $21,443   0.00%    0.65%  to   1.90%  -45.56% to  -37.36%

                                    WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND
                   ------------------------------------------------------------------------------------------
December 31, 2012       910    $13.24278 to  $28.56693 $25,939   1.44%    1.40%  to   2.25%   10.49% to   11.45%
December 31, 2011     1,036    $11.98600 to  $25.63242 $26,487   3.02%    1.40%  to   2.25%    4.09% to    5.00%
December 31, 2010     1,250    $11.51455 to  $24.41236 $30,449   1.76%    1.25%  to   2.25%   10.74% to   11.88%
December 31, 2009     1,524    $10.37402 to  $21.85441 $33,168   2.03%    1.40%  to   2.25%   12.86% to   13.84%
December 31, 2008     1,905    $ 9.16874 to  $19.19763 $36,415   2.38%    1.40%  to   2.25%  -30.71% to  -30.11%

                            WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 2
                   ------------------------------------------------------------------------------------------
December 31, 2012        83    $ 7.57687 to  $12.96464 $   633   1.34%    1.40%  to   2.15%   11.04% to   11.89%
December 31, 2011       100    $ 6.77169 to  $11.61649 $   679   0.10%    1.40%  to   2.15%  -14.78% to  -14.13%
December 31, 2010       111    $ 7.88580 to  $13.56214 $   883   0.63%    1.40%  to   2.15%   12.48% to   13.34%
December 31, 2009       126    $ 6.95768 to  $11.99634 $   887   2.95%    1.40%  to   2.15%   10.23% to   11.08%
December 31, 2008       154    $ 6.26371 to  $10.82731 $   971   1.97%    1.40%  to   2.15%  -44.62% to  -44.20%

                              WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 2
                   ------------------------------------------------------------------------------------------
December 31, 2012       110    $13.91046 to  $23.10986 $ 1,544   0.00%    1.40%  to   1.90%    5.82% to    6.36%
December 31, 2011       130    $13.07900 to  $21.78391 $ 1,708   0.00%    1.40%  to   1.90%   -6.41% to   -5.93%
December 31, 2010       162    $13.90329 to  $23.21580 $ 2,273   0.00%    1.40%  to   1.90%   24.37% to   25.00%
December 31, 2009       201    $11.12275 to  $18.61993 $ 2,251   0.00%    1.40%  to   1.90%   49.74% to   50.51%
December 31, 2008       228    $ 7.39012 to  $12.40296 $ 1,700   0.00%    1.40%  to   1.90%  -42.54% to  -42.24%

                                         WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND
                   ------------------------------------------------------------------------------------------
December 31, 2012       264    $13.56222 to  $18.91162 $ 4,988   1.45%    1.40%  to   2.25%    3.71% to    4.61%
December 31, 2011       295    $13.07769 to  $18.07844 $ 5,324   2.68%    1.40%  to   2.25%    5.87% to    6.78%
December 31, 2010       361    $12.35312 to  $16.92992 $ 6,105   3.39%    1.40%  to   2.25%    4.62% to    5.53%
December 31, 2009       437    $11.80780 to  $16.04293 $ 6,989   4.57%    1.40%  to   2.25%    9.49% to   10.44%
December 31, 2008       565    $10.78418 to  $14.52591 $ 8,185   4.78%    1.40%  to   2.25%    0.07% to    0.94%

                                      A86

                                   AT YEAR ENDED                                 FOR YEAR ENDED
                   ---------------------------------------------  -----------------------------------------------
                      UNITS                               NET     INVESTMENT
                   OUTSTANDING       UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ---------- ---------- -----------------  ------------------
                                           AST FIRST TRUST BALANCED TARGET PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2012    138,334   $ 9.56815 to  $14.95001 $1,453,040    1.98%   0.65%  to   3.05%    7.25% to    9.92%
December 31, 2011    134,050   $ 8.91636 to  $13.65642 $1,294,670    1.74%   0.65%  to   3.05%   -4.50% to   -2.15%
December 31, 2010    167,521   $ 9.33203 to  $14.01210 $1,674,836    1.62%   0.65%  to   3.05%   10.88% to   13.62%
December 31, 2009    148,290   $ 8.41215 to  $12.38228 $1,315,842    3.73%   0.65%  to   3.05%   20.14% to   23.66%
December 31, 2008     76,075   $ 7.00219 to  $ 7.48653 $  546,916    2.31%   0.65%  to   3.00%  -36.46% to  -26.81%

                                     AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2012    201,472   $ 9.04492 to  $14.94838 $2,010,957    1.37%   0.65%  to   3.05%    9.47% to   12.19%
December 31, 2011    183,236   $ 8.24527 to  $13.37845 $1,644,213    1.14%   0.65%  to   3.05%   -9.07% to   -6.82%
December 31, 2010    259,219   $ 9.04913 to  $14.41610 $2,535,432    0.95%   0.65%  to   3.05%   15.39% to   18.25%
December 31, 2009    227,307   $ 7.82586 to  $12.24100 $1,893,633    2.14%   0.65%  to   3.05%   20.93% to   25.16%
December 31, 2008     93,603   $ 6.39444 to  $ 6.88895 $  618,387    1.26%   0.65%  to   3.00%  -42.49% to  -35.86%

                                               AST ADVANCED STRATEGIES PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2012    153,034   $10.66044 to  $15.66679 $1,842,575    1.37%   0.65%  to   3.05%   10.18% to   12.91%
December 31, 2011    141,350   $ 9.65579 to  $13.93170 $1,522,265    1.01%   0.65%  to   3.05%   -2.94% to   -0.54%
December 31, 2010    171,067   $ 9.92738 to  $14.06363 $1,876,266    1.09%   0.65%  to   3.05%   10.24% to   12.97%
December 31, 2009    151,015   $ 8.98668 to  $12.49970 $1,479,256    2.84%   0.65%  to   3.05%   22.42% to   25.38%
December 31, 2008     91,625   $ 7.32986 to  $ 8.15235 $  717,306    1.95%   0.65%  to   3.00%  -31.91% to  -26.68%

                                         COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND
                   ---------------------------------------------------------------------------------------------
December 31, 2012         15   $15.29932 to  $15.29932 $      228    6.66%   1.00%  to   1.00%   13.90% to   13.90%
December 31, 2011         14   $13.43172 to  $13.43172 $      193    6.93%   1.00%  to   1.00%    5.51% to    5.51%
December 31, 2010         19   $12.73069 to  $12.73069 $      248    8.04%   1.00%  to   1.00%   10.84% to   10.84%
December 31, 2009         23   $11.48603 to  $11.48603 $      264   10.99%   1.00%  to   1.00%   42.71% to   42.71%
December 31, 2008         31   $ 8.04841 to  $ 8.04841 $      249   10.47%   1.00%  to   1.00%  -25.53% to  -25.53%

                                AST INVESTMENT GRADE BOND PORTFOLIO (AVAILABLE JANUARY 28, 2008)
                   ---------------------------------------------------------------------------------------------
December 31, 2012    141,377   $13.68874 to  $16.01440 $2,141,323    1.27%   0.65%  to   2.45%    6.72% to    8.69%
December 31, 2011    340,421   $12.82717 to  $14.73389 $4,798,061    1.66%   0.65%  to   2.45%    9.69% to   11.71%
December 31, 2010     32,185   $11.69349 to  $13.18912 $  411,629    6.34%   0.65%  to   2.45%    8.10% to   10.09%
December 31, 2009     66,751   $10.81762 to  $11.99745 $  783,918    1.33%   0.65%  to   2.45%    8.38% to   10.58%
December 31, 2008    192,625   $10.68165 to  $10.91924 $2,067,379    0.00%   0.65%  to   2.25%    6.84% to    9.24%

                                      AST BOND PORTFOLIO 2015 (AVAILABLE JANUARY 28, 2008)
                   ---------------------------------------------------------------------------------------------
December 31, 2012      6,731   $12.11426 to  $13.06095 $   83,658    2.39%   1.00%  to   2.60%    0.34% to    1.99%
December 31, 2011      9,373   $12.06116 to  $12.80646 $  115,391    1.55%   1.00%  to   2.60%    3.64% to    5.34%
December 31, 2010     11,356   $10.77664 to  $12.15736 $  134,080    0.93%   1.00%  to   2.60%    6.54% to    8.29%
December 31, 2009     17,151   $10.90082 to  $11.30596 $  188,942    0.41%   1.00%  to   2.60%   -2.96% to   -1.37%
December 31, 2008     19,145   $11.22229 to  $11.65126 $  216,007    0.00%   1.00%  to   2.60%   12.25% to   16.06%

                                      AST BOND PORTFOLIO 2018 (AVAILABLE JANUARY 28, 2008)
                   ---------------------------------------------------------------------------------------------
December 31, 2012     23,639   $11.69126 to  $14.64582 $  324,341    0.49%   1.00%  to   3.05%    2.49% to    4.66%
December 31, 2011     36,607   $11.40768 to  $14.10092 $  486,106    0.38%   1.00%  to   3.05%   10.12% to   12.44%
December 31, 2010      6,821   $11.87154 to  $12.44316 $   82,239    0.92%   1.00%  to   2.60%    8.30% to   10.07%
December 31, 2009     11,290   $10.95092 to  $11.46065 $  124,961    0.29%   1.00%  to   2.60%   -8.49% to   -6.99%
December 31, 2008     11,195   $11.95507 to  $12.49226 $  134,558    0.00%   1.00%  to   2.60%   19.58% to   24.18%

                                      AST BOND PORTFOLIO 2019 (AVAILABLE JANUARY 28, 2008)
                   ---------------------------------------------------------------------------------------------
December 31, 2012     11,940   $11.84987 to  $14.81902 $  166,500    0.91%   1.00%  to   3.05%    2.62% to    4.80%
December 31, 2011      3,345   $11.67421 to  $14.10576 $   45,275    0.92%   1.00%  to   2.65%   12.91% to   14.81%
December 31, 2010      6,124   $10.26888 to  $12.31403 $   72,976    0.76%   1.00%  to   3.05%    7.97% to   10.25%
December 31, 2009      7,955   $10.82009 to  $11.32378 $   86,923    0.29%   1.00%  to   2.60%  -10.10% to   -8.62%
December 31, 2008      8,172   $12.02334 to  $12.56373 $   98,717    0.00%   1.00%  to   2.60%   20.26% to   24.63%

                                   AST GLOBAL REAL ESTATE PORTFOLIO (AVAILABLE JULY 21, 2008)
                   ---------------------------------------------------------------------------------------------
December 31, 2012      3,715   $10.63809 to  $19.67649 $   43,049    1.44%   0.65%  to   3.05%   22.93% to   25.98%
December 31, 2011      2,477   $ 8.62695 to  $15.68204 $   23,007    2.40%   0.65%  to   3.05%   -7.93% to   -5.66%
December 31, 2010      4,177   $ 9.34126 to  $16.68933 $   41,195    1.44%   0.65%  to   3.05%   16.54% to   19.42%
December 31, 2009      2,357   $ 7.99105 to  $14.03210 $   19,670    1.56%   0.65%  to   3.05%   31.38% to   42.32%
December 31, 2008        237   $ 6.08218 to  $ 6.14182 $    1,451    0.00%   0.65%  to   2.75%  -40.22% to  -39.64%

                                      A87

                                   AT YEAR ENDED                                 FOR YEAR ENDED
                   ---------------------------------------------  -----------------------------------------------
                      UNITS                               NET     INVESTMENT
                   OUTSTANDING       UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ---------- ---------- -----------------  ------------------
                           AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (AVAILABLE JULY 21, 2008)
                   ---------------------------------------------------------------------------------------------
December 31, 2012     13,403   $ 9.45164 to  $16.59416 $  137,728   1.11%    0.65%  to   3.05%   14.33% to   17.16%
December 31, 2011     11,537   $ 8.25024 to  $14.22060 $  102,017   0.91%    0.65%  to   3.05%  -22.70% to  -20.79%
December 31, 2010     19,650   $10.67821 to  $18.02538 $  221,083   0.35%    0.65%  to   3.05%   18.54% to   21.47%
December 31, 2009     12,030   $ 8.98003 to  $14.89875 $  111,878   0.29%    0.65%  to   3.05%   46.17% to   65.43%
December 31, 2008        435   $ 5.54542 to  $ 5.59970 $    2,424   0.00%    0.65%  to   2.75%  -45.10% to  -44.57%

                       FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND (EXPIRED SEPTEMBER 21, 2012)
                   ---------------------------------------------------------------------------------------------
December 31, 2012          0   $       0 to  $       0 $        0   2.96%    0.65%  to   3.05%   10.87% to   12.86%
December 31, 2011    101,261   $ 8.54994 to  $13.70722 $  923,811   0.02%    0.65%  to   3.05%   -4.67% to   -2.31%
December 31, 2010    141,668   $ 8.94069 to  $14.08791 $1,338,437   2.38%    0.65%  to   3.05%    6.88% to    9.52%
December 31, 2009     97,787   $ 8.31798 to  $12.91478 $  848,658   4.88%    0.65%  to   3.05%   26.30% to   29.22%
December 31, 2008     16,970   $ 6.59289 to  $ 7.13081 $  112,595   4.20%    0.65%  to   2.85%  -34.58% to  -28.85%

                                      AST BOND PORTFOLIO 2016 (AVAILABLE JANUARY 2, 2009)
                   ---------------------------------------------------------------------------------------------
December 31, 2012      4,458   $10.85405 to  $11.58470 $   49,328   0.36%    1.00%  to   3.05%    0.98% to    3.12%
December 31, 2011      9,660   $10.69872 to  $11.23403 $  104,934   1.37%    1.00%  to   3.05%    6.30% to    8.54%
December 31, 2010      4,241   $10.01804 to  $10.40895 $   42,972   0.00%    1.00%  to   3.05%   -2.59% to    9.47%
December 31, 2009      2,553   $ 9.30169 to  $ 9.61033 $   23,900   0.00%    1.00%  to   3.05%   -6.97% to   -3.30%

                                      AST BOND PORTFOLIO 2020 (AVAILABLE JANUARY 2, 2009)
                   ---------------------------------------------------------------------------------------------
December 31, 2012        250   $11.25102 to  $12.13249 $    2,912   1.74%    1.00%  to   3.05%    3.07% to    5.26%
December 31, 2011      1,825   $10.89328 to  $11.75025 $   20,386   1.10%    1.00%  to   3.05%   15.07% to   17.49%
December 31, 2010      8,914   $ 9.44753 to  $10.11830 $   85,718   0.00%    1.00%  to   3.05%    8.43% to   10.73%
December 31, 2009        382   $ 8.71725 to  $ 8.83810 $    3,351   0.00%    1.25%  to   2.60%  -12.81% to  -11.61%

                              AST JENNISON LARGE-CAP VALUE PORTFOLIO (AVAILABLE NOVEMBER 16, 2009)
                   ---------------------------------------------------------------------------------------------
December 31, 2012      1,483   $11.35602 to  $12.25980 $   17,595   0.48%    0.65%  to   3.05%    9.77% to   12.50%
December 31, 2011      1,306   $10.34493 to  $10.89775 $   13,910   0.36%    0.65%  to   3.05%   -8.74% to   -6.48%
December 31, 2010      1,498   $11.33555 to  $11.65322 $   17,245   0.03%    0.65%  to   3.05%   10.26% to   12.98%
December 31, 2009        108   $10.28868 to  $10.31407 $    1,114   0.00%    0.65%  to   2.50%    1.42% to    1.65%

                             AST JENNISON LARGE-CAP GROWTH PORTFOLIO (AVAILABLE NOVEMBER 16, 2009)
                   ---------------------------------------------------------------------------------------------
December 31, 2012      1,968   $12.08098 to  $13.04213 $   24,865   0.00%    0.65%  to   3.05%   11.67% to   14.44%
December 31, 2011      1,294   $10.81864 to  $11.39664 $   14,435   0.00%    0.65%  to   3.05%   -2.40% to    0.01%
December 31, 2010        986   $11.08508 to  $11.39576 $   11,090   0.00%    0.65%  to   3.05%    7.92% to   10.59%
December 31, 2009        248   $10.27541 to  $10.30424 $    2,548   0.00%    0.65%  to   2.75%    1.91% to    2.18%

                                                    AST BOND PORTFOLIO 2017
                   ---------------------------------------------------------------------------------------------
December 31, 2012     14,408   $11.69682 to  $12.45405 $  173,061   0.51%    1.00%  to   3.05%    1.91% to    4.07%
December 31, 2011     26,813   $11.47779 to  $11.96728 $  313,345   0.38%    1.00%  to   3.05%    8.02% to   10.29%
December 31, 2010     15,542   $10.62584 to  $10.82309 $  166,786   0.00%    1.25%       3.05%    6.26% to    8.23%

                                                    AST BOND PORTFOLIO 2021
                   ---------------------------------------------------------------------------------------------
December 31, 2012     11,983   $13.12442 to  $13.97410 $  161,533   0.71%    1.00%  to   3.05%    3.53% to    5.73%
December 31, 2011     29,917   $12.67668 to  $13.21731 $  386,214   0.11%    1.00%  to   3.05%   16.64% to   19.10%
December 31, 2010     12,100   $10.86825 to  $11.09795 $  132,969   0.00%    1.00%       3.05%    8.68% to   10.98%

                   WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2 (AVAILABLE JULY 16, 2010)
                   ---------------------------------------------------------------------------------------------
December 31, 2012      1,180   $10.08864 to  $21.39358 $   15,109   1.33%    0.65%  to   3.05%   15.82% to   18.69%
December 31, 2011      1,327   $ 8.61400 to  $18.02462 $   14,246   0.53%    0.65%  to   3.05%   -5.13% to   -2.79%
December 31, 2010      1,675   $ 9.05206 to  $18.54172 $   18,922   0.00%    0.65%       3.05%   15.74% to   17.05%

                    WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 2 (AVAILABLE JULY 16, 2010)
                   ---------------------------------------------------------------------------------------------
December 31, 2012        217   $13.31019 to  $13.51167 $    2,925   0.00%    1.40%  to   2.00%   17.98% to   18.70%
December 31, 2011        242   $11.28193 to  $11.38291 $    2,757   0.00%    1.40%  to   2.00%   -7.43% to   -6.86%
December 31, 2010        290   $12.18704 to  $12.22148 $    3,549   0.00%    1.40%       2.00%   25.73% to   26.08%

                   WELLS FARGO ADVANTAGE VT SMALL CAP VALUE PORTFOLIO SHARE CLASS 1 (AVAILABLE JULY 16, 2010)
                   ---------------------------------------------------------------------------------------------
December 31, 2012         97   $12.05687 to  $12.20861 $    1,190   1.15%    1.40%  to   1.90%   12.16% to   12.73%
December 31, 2011        130   $10.74994 to  $10.83003 $    1,408   0.89%    1.40%  to   1.90%   -8.82% to   -8.36%
December 31, 2010        160   $11.78970 to  $11.81747 $    1,896   0.00%    1.40%       1.90%   21.74% to   22.02%

                                      A88

                                  AT YEAR ENDED                                 FOR YEAR ENDED
                   -------------------------------------------   -----------------------------------------------
                      UNITS                               NET    INVESTMENT
                   OUTSTANDING        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)       LOWEST TO HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   -----------  ----------------------  -------- ---------- -----------------  ------------------
                   WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1 (AVAILABLE JULY 16, 2010)
                   -------------------------------------------------------------------------------------------
December 31, 2012     1,653     $11.38028 to  $23.34812 $ 24,608   0.00%    0.65%  to   2.75%   17.43% to   19.97%
December 31, 2011     1,761     $ 9.55821 to  $19.51074 $ 22,323   0.00%    0.65%  to   2.75%   -7.96% to   -5.97%
December 31, 2010     1,861     $10.24241 to  $20.80208 $ 24,512   0.00%    0.65%       3.05%   25.29% to   26.70%

                   WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1 (AVAILABLE JULY 16, 2010)
                   -------------------------------------------------------------------------------------------
December 31, 2012     1,068     $11.91770 to  $12.56149 $ 13,139   0.00%    0.65%  to   2.75%    5.13% to    7.41%
December 31, 2011     1,326     $11.33590 to  $11.69509 $ 15,305   0.00%    0.65%  to   2.75%   -6.97% to   -4.96%
December 31, 2010     1,993     $12.18495 to  $12.30586 $ 24,425   0.00%    0.65%       2.75%   27.02% to   28.27%

                   WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1 (AVAILABLE JULY 16, 2010)
                   -------------------------------------------------------------------------------------------
December 31, 2012     1,410     $ 9.98939 to  $16.56227 $ 20,976   1.60%    0.65%  to   2.75%   10.55% to   12.94%
December 31, 2011     1,696     $ 9.03608 to  $14.85171 $ 22,585   0.63%    0.65%  to   3.05%  -15.45% to  -13.36%
December 31, 2010     2,222     $10.65393 to  $17.35923 $ 34,424   0.00%    0.65%       2.75%   20.29% to   21.48%

                                     AST BOND PORTFOLIO 2022 (AVAILABLE JANUARY 3, 2011)
                   -------------------------------------------------------------------------------------------
December 31, 2012    24,062     $12.17835 to  $12.69832 $298,808   0.03%    1.00%  to   3.05%    2.61% to    4.79%
December 31, 2011    19,367     $11.86808 to  $12.11811 $232,181   0.00%    1.00%  to   3.05%   18.68% to   21.18%

                                AST QUANTITATIVE MODELING PORTFOLIO (AVAILABLE APRIL 29, 2011)
                   -------------------------------------------------------------------------------------------
December 31, 2012     1,077     $ 9.71986 to  $10.07382 $ 10,665   0.04%    0.65%  to   2.75%   10.04% to   12.42%
December 31, 2011       402     $ 8.83297 to  $ 8.96067 $  3,579   0.00%    0.65%  to   2.75%  -11.65% to  -10.39%

                             AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (AVAILABLE APRIL 29, 2011)
                   -------------------------------------------------------------------------------------------
December 31, 2012    10,251     $ 9.84874 to  $10.26034 $103,152   0.46%    0.65%  to   3.05%    8.48% to   11.17%
December 31, 2011     6,081     $ 9.09799 to  $ 9.22952 $ 55,682   0.00%    0.65%  to   2.75%   -9.00% to   -7.70%

                                INVESCO V.I. CAPITAL DEVELOPMENT FUND (EXPIRED APRIL 27, 2012)
                   -------------------------------------------------------------------------------------------
December 31, 2012         0     $       0 to  $       0 $      0   0.00%    0.65%  to   3.05%   12.83% to   13.73%
December 31, 2011     1,707     $ 8.09035 to  $ 8.22518 $ 13,959   0.00%    0.65%  to   3.05%  -19.36% to  -18.02%

                              INVESCO V.I. DIVERSIFIED DIVIDEND FUND (AVAILABLE APRIL 29, 2011)
                   -------------------------------------------------------------------------------------------
December 31, 2012     1,555     $10.39765 to  $10.83280 $ 16,595   2.17%    0.65%  to   3.05%   15.10% to   17.95%
December 31, 2011     1,357     $ 9.03387 to  $ 9.18409 $ 12,385   0.00%    0.65%  to   3.05%   -9.59% to   -8.10%

                   COLUMBIA VARIABLE PORTFOLIO SHORT DURATION US GOVERNMENT FUND (AVAILABLE APRIL 29, 2011)
                   -------------------------------------------------------------------------------------------
December 31, 2012       104     $10.09513 to  $10.09513 $  1,051   1.10%    1.00%  to   1.00%    0.67% to    0.67%
December 31, 2011       123     $10.02837 to  $10.02837 $  1,236   0.00%    1.00%  to   1.00%    0.29% to    0.29%

                             COLUMBIA VARIABLE PORTFOLIO - GROWTH FUND (AVAILABLE APRIL 29, 2011)
                   -------------------------------------------------------------------------------------------
December 31, 2012       428     $10.37878 to  $10.42277 $  4,459   0.00%    1.00%  to   1.25%   18.77% to   19.07%
December 31, 2011       475     $ 8.73885 to  $ 8.75374 $  4,160   0.00%    1.00%  to   1.25%  -12.96% to  -12.81%

                       WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 1 (AVAILABLE AUGUST 26, 2011)
                   -------------------------------------------------------------------------------------------
December 31, 2012       257     $12.19196 to  $12.23385 $  3,145   0.56%    1.40%  to   1.65%   13.89% to   14.18%
December 31, 2011       333     $10.70517 to  $10.71464 $  3,568   0.00%    1.40%  to   1.65%    4.72% to    4.81%

                       WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (AVAILABLE AUGUST 26, 2011)
                   -------------------------------------------------------------------------------------------
December 31, 2012       512     $12.08988 to  $12.19003 $  6,241   0.09%    1.40%  to   2.00%   13.21% to   13.90%
December 31, 2011       606     $10.67956 to  $10.70235 $  6,485   0.00%    1.40%  to   2.00%    4.47% to    4.69%

                               AST PRUDENTIAL CORE BOND PORTFOLIO (AVAILABLE OCTOBER 31, 2011)
                   -------------------------------------------------------------------------------------------
December 31, 2012     3,099     $10.43128 to  $10.73524 $ 32,871   0.22%    0.65%  to   3.05%    3.84% to    6.41%
December 31, 2011     1,604     $10.04576 to  $10.08823 $ 16,146   0.00%    0.65%  to   3.05%    0.28% to    0.69%

                            AST NEUBERGER BERMAN CORE BOND PORTFOLIO (AVAILABLE OCTOBER 31, 2011)
                   -------------------------------------------------------------------------------------------
December 31, 2012     2,308     $10.21334 to  $10.51107 $ 23,951   0.28%    0.65%  to   3.05%    1.67% to    4.19%
December 31, 2011       804     $10.05571 to  $10.07956 $  8,096   0.00%    1.15%  to   2.50%    0.28% to    0.50%

                                     AST BOND PORTFOLIO 2023 (AVAILABLE JANUARY 03, 2012)
                   -------------------------------------------------------------------------------------------
December 31, 2012    10,249     $10.26629 to  $10.48379 $106,291   0.00%    1.00%  to   3.05%    2.66% to    4.84%

                                      A89

                                   AT YEAR ENDED                                FOR YEAR ENDED
                   ---------------------------------------------  ---------------------------------------------
                      UNITS                               NET     INVESTMENT
                   OUTSTANDING       UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**    TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ---------- ---------- -----------------  ----------------
                    AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (AVAILABLE APRIL 30, 2012)
                   -------------------------------------------------------------------------------------------
December 31, 2012    111,155   $10.64433 to  $10.82218 $1,194,526   0.00%    0.65%  to   3.05%   6.47% to   8.23%

                           AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (AVAILABLE APRIL 30, 2012)
                   -------------------------------------------------------------------------------------------
December 31, 2012     18,367   $10.22384 to  $10.39473 $  189,664   1.26%    0.65%  to   3.05%   2.26% to   3.95%

                        AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (AVAILABLE AUGUST 20, 2012)
                   -------------------------------------------------------------------------------------------
December 31, 2012        135   $10.38171 to  $10.42474 $    1,403   0.00%    0.65%  to   1.75%   3.83% to   4.25%

                                AST MFS LARGE-CAP VALUE PORTFOLIO (AVAILABLE AUGUST 20, 2012)
                   -------------------------------------------------------------------------------------------
December 31, 2012         85   $10.16395 to  $10.23520 $      867   0.00%    0.65%  to   2.50%   1.66% to   2.36%

                            INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND (AVAILABLE APRIL 27, 2012)
                   -------------------------------------------------------------------------------------------
December 31, 2012      1,265   $ 9.67111 to  $ 9.83336 $   12,370   0.00%    0.65%  to   3.05%  -3.77% to  -2.16%

        --------
        * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio is annualized and excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

        ** These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

        ***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount with an effective date during a period were excluded from the range of total return for that period. Contract owners may experience different total returns based on their investment options. Investment options with a date notation indicate the effective date of that investment option in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2012 or from the effective date of the subaccount through the end of the reporting period.

        CONTRACT CHARGES/FEATURES

        Each Annuity funded through the Account is subject to specific fees and charges, some of which are deducted as an asset-based charge by the Account, while others are deducted either annually or at the time that certain transactions are made.

        Insurance Charge--The Insurance Charge is the combination of the mortality and expense risk charge and the administrative charge. The Insurance Charge is expressed as an annual charge; however the daily equivalent is deducted on a daily basis from the assets of the Account.

                                      A90

        The following Insurance Charge levels apply to each Annuity product, as listed.

INSURANCE
CHARGE    ANNUITY PRODUCT NAME
--------- -------------------------------------------------------------------------------------------------
  0.65%   Choice, Choice 2000, ASAP III, XTra Credit SIX, Stagecoach ASAP III, Stagecoach Xtra Credit SIX,
           Optimum, Optimum Plus
  1.00%   AS Impact, Defined Investments Annuity, Galaxy III
  1.15%   AS Cornerstone
  1.25%   ASAIA, ASVIA
  1.40%   PSA, ACN, ASAP, ASAP II, Harvester Variable Annuity, ASAP II Premier, Apex, Stagecoach Apex,
           ASL, Stagecoach Flex, ASL Premier, XTra Credit Stagecoach Extra Credit, Harvester XTra Credit,
           XTra Credit Premier XTra Credit FOUR, XTra Credit FOUR Premier, AS Protector, Stagecoach
           Variable Annuity, Stagecoach VA+ Emerald Choice, Imperium
  1.65%   Apex II, ASL II, ASL II Premier, Stagecoach APEX II, Optimum Four
  1.75%   Optimum Extra, Xtra Credit EIGHT
  2.25%   ASAIA w/ Guarantee

        Distribution Charge--The Distribution Charge is deducted by the Account on certain Prudential Annuities annuity contracts. The Distribution Charge is intended to compensate us for a portion of our acquisition expenses under the Annuity, including promotion and distribution of the Annuity. The Distribution Charge is expressed as an annual charge; however the daily equivalent is deducted on a daily basis from the assets of the Account. The charge is deducted for the number of years indicated below and then no longer applies.

DISTRIBUTION
CHARGE       ANNUITY PRODUCT                                                    NAME PERIOD DEDUCTED
------------ ------------------------------------------------------------------ --------------------
   0.60%     ASAP III, Stagecoach ASAP III, Optimum Annuity                       Years 1-8 only
   1.00%     XTra Credit SIX, Stagecoach XTra Credit SIX, Optimum Plus Annuity    Years 1-10 only

        Annual Maintenance Fee--An Annual Maintenance Fee of up to $35 is deducted at the end of each Annuity Year and upon surrender of the Annuity. The Annual Maintenance Fee on certain contracts may be less than $35, may be zero or, under certain circumstances, may be waived based on the Account Value of the Annuity on the anniversary date when the charge is deducted.

        Transfer Fees--Transfer Fees are charged at a rate of $10 for each transfer after the 20th in each Annuity Year, as set forth in the respective prospectuses.

        Contingent Deferred Sales Charges--Contingent Deferred Sales Charges from 0% to 9% may apply to certain withdrawals from the annuities and upon surrender of the annuity. When applicable, Contingent Deferred Sales Charges will apply for a maximum number of years depending on the type of contract. The maximum number of years may be based on the number of years since each Purchase Payment is applied or from the issue date of the Annuity. Certain annuities do not deduct a Contingent Deferred Sales Charge upon surrender or withdrawal. Please refer to the prospectus for your annuity contract for a complete description of the Contingent Deferred Sales Charge, as well as for any exceptions to the provision that may apply to certain withdrawals during each Annuity Year.

        Premium Taxes--Some states and municipalities impose premium taxes, which currently range up to 3.5% on Variable Immediate Annuity contracts.

        Optional Benefit Charges--Prior to November 18, 2002, Prudential Annuities offered certain optional benefits as riders to the various annuity contracts where the annual charge to purchase the rider was deducted from the annuity on an annual basis in arrears. Charges on these benefits will continue to be deducted in the same manner. Effective as of November 18, 2002, Prudential Annuities offers riders for optional benefits whose annual charge is deducted on a daily basis from the assets in the Account. The daily charge for the optional benefits is deducted in the same manner as the Insurance Charge and the Distribution Charge (if applicable).

                                      A91

        Currently, Prudential Annuities offers several different optional benefits, as follows: Guaranteed Return Option PlusSM II (GRO Plus II), Highest Daily Guaranteed Return Option II (HD GRO II), Highest Anniversary Value Death Benefit (HAV), Combination 5% Roll-Up and HAV Death Benefit (Combo 5%),. Currently, the charges for GRO Plus II and HD GRO II is 0.60% per year, HAV is 0.40% per year, and Combo 5% is 0.80% per year.

        Prudential Annuities also include optional benefits that are no longer available for new sales, as follows:

        Guaranteed Return Option PlusSM (GRO Plus), Guaranteed Return Option 2008 (GRO Plus 2008), Highest Daily Guaranteed Return Option (HD GRO) Guaranteed Minimum Withdrawal Benefit (GMWB), Guaranteed Minimum Income Benefit (GMIB), Lifetime Five Income Benefit (LT5), Enhanced Beneficiary Protection Death Benefit (EBP), Highest Daily Value Death Benefit (HDV), Highest Daily Lifetime Seven (HD7), Highest Daily Lifetime Seven with Beneficiary Income Option (HD7 with BIO), Highest Daily Lifetime Seven with Lifetime Income Accelerator (HD7 with LIA), Spousal Highest Daily Lifetime Seven (SHD7), Spousal Highest Daily Lifetime Seven with Beneficiary Income Option (SHD7 with BIO), Highest Daily Lifetime Seven Plus (HD7 Plus), Highest Daily Lifetime Seven Plus with Beneficiary Income Option (HD7 Plus with BIO), Highest Daily Lifetime Seven Plus with Lifetime Income Accelerator (HD7 Plus with
        LIA), Spousal Highest Daily Lifetime Seven Plus (SHD7 Plus), and Spousal Highest Daily Lifetime Seven Plus with Beneficiary Income Option (SHD7 Plus with BIO), Highest Daily Lifetime Six Plus (HD6
        Plus), Spousal Highest Daily Lifetime Six Plus (SHD6 Plus), Highest Daily Lifetime Six Plus with Lifetime Income Accelerator (HD6 Plus with
        LIA).

        The charge for GRO Plus and EBP is 0.25% per year, respectively, the charge for GMWB is 0.35% per year, and the charge for HDV is 0.5% per year, respectively, the charge for LT5 is 0.60% per year and the charge for GMIB is 0.50% per year of the Protected Income Value. The charge for HD7, HD7 with BIO, HD7 with LIA, SHD7 and SHD7 with BIO is a percentage of the Protected Withdrawal Value that is deducted pro rata from the Subaccounts on a quarterly basis. The charge for HD7 Plus, HD7 Plus with BIO, HD7 Plus with LIA, SHD7 Plus and SHD7 Plus with BIO, HD6 Plus, SHD6 Plus, and HD6 Plus with LIA is assessed against the greater of the account value or the Protected Withdrawal Value and is deducted pro rata from the Subaccounts on a quarterly basis. Certain Prudential Annuities annuity contracts may not be eligible to elect all or any optional benefits.

        ACCUMULATION UNIT VALUES

        Accumulation Unit Values (or "AUVs") are calculated for each Sub-account on each Valuation Day. Each Sub-account may have several different AUVs based on each combination of the Insurance Charge, Distribution Charge and each available optional benefit.

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ---------------------------------------------------------------------------------------------
   0.65%     Choice, Choice 2000 - No Optional Benefits.
              This asset-based charge level was formerly applicable to annuity contracts funded through
              Prudential Annuities Life Assurance Corporation Variable Account B (Class 2 Sub-accounts).
   0.90%     Choice, Choice 2000 - One 0.25% Optional Benefit.
   1.00%     AS Impact, Defined Investments Annuity, Galaxy III - No Optional Benefits.
             Choice 2000 with GMWB, Choice 2000 with HD GRO,
             Choice 2000 with GRO Plus 2008
               This asset-based charge level was formerly applicable to annuity contracts funded through
               Prudential Annuities Life Assurance Corporation Variable Account B (Class 3 Sub-accounts).
   1.05%     Choice 2000 with HAV
   1.15%     Choice with HAV
             Choice 2000 - One 0.50% Optional Benefit; or Two 0.25% Optional Benefits.
             AS Cornerstone - No Optional Benefits

                                      A92

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ---------------------------------------------------------------------------------------------
   1.25%     ASAP III, Stagecoach ASAP III, Optimum - No Optional Benefits.
             AS Impact, Defined Investments Annuity, Galaxy III - One 0.25% Optional Benefit.
             Choice 2000 - with LT5; or with GMWB and either HAV or EBP.
             ASAIA, ASVIA, Choice 2000 with HD GRO and HAV,
             Choice 2000 with GRO Plus 2008 and HAV
             Choice 2000 with HD GRO
             Choice 2000 with GRO Plus 2008
             Choice 2000 with HD5
             Choice 2000 with EBP and HD GRO
             Choice 2000 with EBP and GRO Plus 2008
               This asset-based charge level was formerly applicable to annuity contracts funded through
               Prudential Annuities Life Assurance Corporation Variable Account B (Class 7 Sub-accounts).
   1.40%     PSA, ACN, ASAP, ASAP II, Harvester Variable Annuity, ASAP II Premier, Apex, Stagecoach Apex,
              ASL, Stagecoach Flex, ASL Premier, XTra Credit, Stagecoach Extra Credit, Harvester XTra
              Credit, XTra Credit Premier, XTra Credit FOUR, XTra Credit FOUR Premier,
             AS Protector, Stagecoach Variable Annuity, Stagecoach VA+ - No Optional Benefits.
             Choice - Three 0.25% Optional Benefits. Choice 2000 - with Combo 5% and GRO Plus; or with
               Three 0.25% Optional Benefits. AS Cornerstone with EBP II or HAV
               This asset-based charge level was formerly applicable to annuity contracts funded through
               Prudential Annuities Life Assurance Corporation Variable Account B (Class 1 Sub-accounts).
   1.45%     Choice 2000 with GMDB Annual Step Up or 5% Roll Up with HAV
   1.50%     ASAP III, Stagecoach ASAP III, Optimum - One 0.25% Optional Benefit.
             AS Impact, Defined Investments Annuity - Two 0.25% Optional Benefits.
             Choice 2000 - with GMWB, HAV, and EBP; or with GMWB and either Combo 5% or HDV; or
               with LT5 and either HAV or EBP, AS Cornerstone with HD GRO,
             AS Cornerstone with HD GRO
             AS Cornerstone with GRO Plus 2008,
             AS Cornerstone with GMWB
             Choice 2000 with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Choice 2000 with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             Choice 2000 with HAV, EBP and HD GRO
             Choice 2000 with HD GRO and HAV
             Choice 2000 with GRO Plus 2008 and HAV
   1.55%     AS Cornerstone with HAV
   1.60%     ASAP III, Stagecoach ASAP III, Optimum - with GMWB, ASAP III with HD GRO
             ASAP III with GRO Plus 2008
             Optimum with HD GRO
             Optimum with GRO Plus 2008
   1.65%     Apex II, ASL II, ASL II Premier, Stagecoach Apex II, Optimum Four, XTra Credit SIX,
             Stagecoach XTra Credit SIX, Optimum Plus - No Optional Benefits.
             ACN, ASAP, ASAP II, Harvester Variable Annuity, ASAP II Premier, Apex, Stagecoach Apex,
             ASL, Stagecoach Flex, ASL Premier, XTra Credit, Stagecoach Extra Credit, Harvester
             XTra Credit, XTra Credit Premier, XTra Credit FOUR, XTra Credit FOUR Premier, AS Protector,
             Stagecoach Variable Annuity, Stagecoach VA+ - One 0.25% Optional Benefit.
             ASAP III with HAV
             Optimum with HAV
             Choice 2000 with HD GRO and HAV
             Choice 2000 with GRO Plus 2008 and HAV
             AS Cornerstone with HDV
             AS Cornerstone with GMDB Annual Step Up or 5% Roll Up
             AS Cornerstone with EBP II and HAV
               This asset-based charge level was formerly applicable to annuity contracts funded through
               Prudential Annuities Life Assurance Corporation Variable Account B (Class 9 Sub-accounts).
   1.75%     XTra Credit EIGHT and Optimum XTra - No Optional Benefits
             ASAP III, Stagecoach ASAP III, Optimum - One 0.50% Optional Benefit; or Two 0.25% Optional
              Benefits.
             Defined Investments Annuity - Three 0.25% Optional Benefits.
             Choice 2000 - with LT5, HAV and EBP; or with GMWB, HDV and EBP; or with LT5 and either
             Combo 5% or HDV
             AS Cornerstone with LT5 or HD5

                                      A93

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ---------------------------------------------------------------------------------------------
             AS Cornerstone with HD GRO and EBP II
             AS Cornerstone with GRO Plus 2008 and EBP II
             AS Cornerstone with GMWB and EBP II
             AS Cornerstone with GMWB and HAV
             AS Cornerstone with HD GRO
             AS Cornerstone with GRO Plus 2008
             Choice 2000 with HD GRO and GMDB Annual Step Up or 5% Roll Up
             Choice 2000 with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             Choice 2000 with HD GRO and EBP and HAV
             Choice 2000 with GRO Plus 2008 and EBP and HAV
   1.85%     ASAP III, Stagecoach ASAP III, Optimum - with LT5; or with GMWB and either HAV or EBP.
             ASAP III with HD GRO and HAV, ASAP III with GRO Plus 2008 and HAV
             ASAP III with HD GRO
             ASAP III with GRO Plus 2008
             ASAP III with EBP and HD GRO or GRO Plus 2008
             ASAP III with HD5
             Optimum with HD GRO and HAV
             Optimum with GRO Plus 2008 and HAV
             Optimum with HD GRO
             Optimum with GRO Plus 2008
             Optimum with EBP and HD GRO or GRO Plus 2008
             Optimum with HD5
   1.90%     ASL II, ASL II Premier, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX,
             Stagecoach XTra Credit SIX, Optimum Plus - One 0.25% Optional Benefit.
             Stagecoach XTra Credit SIX, Optimum Plus - One 0.25% Optional Benefit.
             ASAP II, Apex, Stagecoach Apex, ASL, Stagecoach Flex, XTra Credit, Stagecoach Extra Credit,
             XTra Credit FOUR, Stagecoach VA+, Stagecoach Variable Annuity - Two 0.25% Optional Benefits.
             AS Cornerstone with SLT5
   1.95%     AS Cornerstone with GMDB Annual Step Up or 5% Roll Up with HAV
   2.00%     ASAP III, Stagecoach ASAP III, Optimum - with Combo 5% and GRO Plus; or with Three 0.25%
              Optional Benefits.
             Credit SIX,
             Optimum Plus - with GMWB.
             Choice 2000 - with LT5, HDV and EBP.
             ASL II with HD GRO, ASL II with GRO Plus 2008, XTra Credit SIX with HD GRO
             XTra Credit SIX with GRO Plus 2008, Apex II with HD GRO, Apex II with GRO Plus 2008
             Optimum Four with HD GRO
             Optimum Four with GRO Plus 2008
             Optimum Plus with HD GRO
             Optimum Plus with GRO Plus 2008
             XTra Credit EIGHT with EBP II or HAV
             Optimum XTra with EBP II or HAV
             AS Cornerstone with GMWB and HDV
             AS Cornerstone with GMWB and GMDB Annual Step Up or 5% Roll Up
             AS Cornerstone with HD GRO and GMDB Annual Step Up or 5% Roll Up
             AS Cornerstone with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             AS Cornerstone with LT5 and EBP II
             AS Cornerstone with HD5 and EBP II
             AS Cornerstone with HD GRO and EBP and HAV
             AS Cornerstone with HD GRO and HAV
             AS Cornerstone with GRO Plus 2008 and HAV
   2.05%     ASL II with HAV
             Apex II with HAV
             XTra Credit SIX with HAV
             Optimum Four with HAV
             Optimum Plus with HAV
             ASAP III with GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum with GMDB Annual Step Up or 5% Roll Up with HAV
             Choice 2000 with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Choice 2000 with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV

                                      A94

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ------------------------------------------------------------------------------------------------
   2.10%     ASAP III, Stagecoach ASAP III, Optimum - with GMWB, HAV and EBP; or with GMWB and either
              Combo 5% or HDV; or with LT5 and either HAV or EBP.
             ASAP III with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             ASAP III with HD GRO and HAV and EBP
             ASAP III with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum with HD GRO and HAV and EBP
             Optimum with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             XTra Credit EIGHT with HD GRO, XTra Credit EIGHT with GRO Plus 2008
             XTra Credit EIGHT with GMWB
             Optimum XTra with HD GRO
             Optimum XTra with GRO Plus 2008
             Optimum XTra with GMWB
             ASAP III with HD GRO and HAV
             ASAP III with GRO Plus 2008 and HAV
             Optimum with HD GRO and HAV
             Optimum with GRO Plus 2008 and HAV
   2.15%     ASL II, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach XTra Credit SIX,
              Optimum Plus - One 0.50% Optional Benefit; or Two 0.25% Optional Benefits.
             ASAP II, Apex, Stagecoach Apex, ASL, Stagecoach Flex, XTra Credit, Stagecoach Extra Credit,
              XTra Credit FOUR, Stagecoach VA+, Stagecoach Variable Annuity - Three 0.25% Optional
              Benefits.
             AS Cornerstone with HD GRO and HAV
             AS Cornerstone with GRO Plus 2008 and HAV
   2.25%     ASAP II - with HAV, EBP and GMWB.
             ASL II, ASL II Premier, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach
              XTra Credit SIX, Optimum Plus - with LT5; or with GMWB and either HAV or EBP.
             ASAIA w/ Guarantee*,
             ASL II with HD GRO and HAV, ASL II with GRO Plus 2008 and HAV, XTra Credit SIX with HD
              GRO and HAV
             XTra Credit SIX with GRO Plus 2008 and HAV, Apex II with HD GRO and HAV, Apex II with GRO
              Plus 2008 and HAV
             AS Cornerstone with HD GRO and EBP and HAV
             AS Cornerstone with GRO Plus 2008 and EBP and HAV
             AS Cornerstone with HD GRO and GMDB Annual Step Up or 5% Roll Up
             AS Cornerstone with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             ASAP III with HD GRO and HAV
             ASAP III with GRO Plus 2008 and HAV
             Optimum with HD GRO and HAV
             Optimum with GRO Plus 2008 and HAV
             ASL II with HD GRO
             ASL II with GRO Plus 2008
             XTra Credit SIX with HD GRO
             XTra Credit SIX with GRO Plus 2008
             Optimum Four with HD GRO
             Optimum Four with GRO Plus 2008
             Optimum Plus with HD GRO
             Optimum Plus with GRO Plus 2008
             Apex II with HD GRO
             Apex II with GRO Plus 2008
             Apex II with EBP and HD GRO or GRO Plus 2008
             ASL II with EBP and HD GRO or GRO Plus 2008
             XTra Credit SIX with EBP and HD GRO or GRO Plus 2008
             Optimum Four with EBP and HD GRO or GRO Plus 2008
             Optimum Plus with EBP and HD GRO or GRO Plus 2008
             XTra Credit EIGHT with HDV
             XTra Credit EIGHT with GMDB Annual Step Up or 5% Roll Up with HAV
             XTra Credit EIGHT with EBP II and HAV
               *This asset-based charge level was formerly applicable to annuity contracts funded through
               Prudential Annuities Life Assurance Corporation Variable Account B (Class 8 Sub-accounts).

                                      A95

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ------------------------------------------------------------------------------------------------
             Optimum XTra with HDV
             Optimum XTra with GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum XTra with EBP II and HAV
             AS Cornerstone with LT5 and GMDB Annual Step Up or 5% Roll Up
             AS Cornerstone with HD 5 and GMDB Annual Step Up or 5% Roll Up
             AS Cornerstone with LT5 and HDV
             AS Cornerstone with HD5 and HDV
             AS Cornerstone with LT5 and EBP II and HAV
             AS Cornerstone with HD5 and EBP II and HAV
   2.35%     ASAP III, Stagecoach ASAP III, Optimum - with GMWB, HDV and EBP; or with LT5, HAV and
              EBP; or with LT5 and either Combo 5% or HDV.
             XTra Credit EIGHT with HD GRO and HAV, XTra Credit EIGHT with GRO Plus 2008 and HAV
             ASAP III with HD GRO and GMDB Annual Step Up or 5% Roll Up
             ASAP III with HD GRO and EBP and HAV
             ASAP III with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             ASAP III with GRO Plus 2008 and EBP and HAV
             Optimum with HD GRO and GMDB Annual Step Up or 5% Roll Up
             Optimum with HD GRO and EBP and HAV
             Optimum with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             Optimum with GRO Plus 2008 and EBP and HAV
             XTra Credit EIGHT with HD GRO
             XTra Credit EIGHT with GRO Plus 2008
             XTra Credit EIGHT with LT5 or HD5
             XTra Credit EIGHT with HD GRO and EBP II
             XTra Credit EIGHT with GRO PLUS 2008 and EBP II
             XTra Credit EIGHT with GMWB and EBP II
             Optimum XTra with HD GRO and HAV
             Optimum XTra with GRO Plus 2008 and HAV
             Optimum XTra with HD GRO
             Optimum XTra with GRO Plus 2008
             Optimum XTra with LT5 or HD5
             Optimum XTra with HD GRO and EBP II
             Optimum XTra with GRO PLUS 2008 and EBP II
             Optimum XTra with GMWB and EBP II
   2.40%     ASL II, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach XTra Credit SIX,
              Optimum Plus - with Combo 5% and GRO Plus; or with Three 0.25% Optional Benefits.
             Apex II with HDV and GRO Plus
             Apex II with HD GRO with DB
             ASL II with HDV and GRO Plus
             ASL II with HD GRO with DB
             XTra Credit SIX with HDV and GRO Plus
             XTra Credit SIX with HD GRO with DB
             Optimum Four with HDV and GRO Plus
             Optimum Four with HD GRO with DB
             Optimum Plus with HDV and GRO Plus
             Optimum Plus with HD GRO with DB
   2.45%     ASL II with GMDB Annual Step Up or 5% Roll Up with HAV
             Apex II with GMDB Annual Step Up or 5% Roll Up with HAV
             XTra Credit SIX with GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum Four with GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum Plus with GMDB Annual Step Up or 5% Roll Up with HAV
   2.50%     ASL II, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach XTra Credit SIX,
              Optimum Plus - with GMWB, HAV and EBP; or with GMWB and either Combo 5% or HDV; or
              with LT5 and either HAV or EBP, ASL II with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             ASL II with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             ASL II with HD GRO and EBP and HAV
             ASL II with GRO Plus 2008 and EBP and HAV
             XTra Credit SIX with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             XTra Credit SIX with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV

                                      A96

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ -----------------------------------------------------------------------------------------
             Optimum Four with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum Four with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum Plus with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum Plus with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             XTra Credit SIX with HD GRO and EBP and HAV
             XTra Credit SIX with GRO Plus 2008 and EBP and HAV
             Optimum Four with HD GRO and EBP and HAV
             Optimum Four with GRO Plus 2008 and EBP and HAV
             Optimum Plus with HD GRO and EBP and HAV
             Optimum Plus with GRO Plus 2008 and EBP and HAV
             Apex II with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Apex II with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             Apex II with HD GRO and EBP and HAV
             Apex II with GRO Plus 2008 and EBP and HAV
             AS Cornerstone with HD GRO and EBP and GMDB Annual Step Up or 5% Roll Up
             AS Cornerstone with GRO Plus 2008 and EBP and GMDB Annual Step Up or 5% Roll Up
             ASL II with HD GRO and HAV
             ASL II with GRO Plus 2008 and HAV
             XTra Credit SIX with HD GRO and HAV
             XTra Credit SIX with GRO Plus 2008 and HAV
             Optimum Four with HD GRO and HAV
             Optimum Four with GRO Plus 2008 and HAV
             Optimum Plus with HD GRO and HAV
             Optimum Plus with GRO Plus 2008 and HAV
             Apex II with HD GRO and HAV
             Apex II with GRO Plus 2008 and HAV
             XTra Credit EIGHT with SLT5
             Optimum Xtra with SLT5
   2.55%     AS Cornerstone with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             AS Cornerstone with and GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
   2.60%     ASAP III, Stagecoach ASAP III, Optimum - with LT5, HDV and EBP.
             XTra Credit EIGHT with GMWB and HDV
             XTra Credit EIGHT with LT5 and EBP II
             XTra Credit EIGHT with LT5 and HAV
             XTra Credit EIGHT with HDLT5 and EBP II
             XTra Credit EIGHT with HDLT5 and HAV
             XTra Credit EIGHT with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             XTra Credit EIGHT with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             XTra Credit EIGHT with HD GRO and EBP and HAV
             XTra Credit EIGHT with GRO Plus 2008 and EBP and HAV
             XTra Credit EIGHT with HD GRO and HAV
             XTra Credit EIGHT with GRO Plus 2008 and HAV
             XTra Credit EIGHT with EBP II and HAV
             Optimum XTra with GMWB and HDV
             Optimum XTra with LT5 and EBP II
             Optimum XTra with LT5 and HAV
             Optimum XTra with HDLT5 and EBP II
             Optimum XTra with HDLT5 and HAV
             Optimum XTra with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum XTra with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum XTra with HD GRO and EBP and HAV
             Optimum XTra with GRO Plus 2008 and EBP and HAV
             Optimum XTra with HD GRO and HAV
             Optimum XTra with GRO Plus 2008 and HAV
             Optimum XTra with EBP II and HAV
   2.65%     AS Apex II, Advanced Series LifeVest II, Stagecoach APEX II, Stagecoach Xtra Credit Six,
             AS Xtra Credit Six.
             ASL II with HD GRO and HAV
             ASL II with GRO Plus 2008 and HAV

                                      A97

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ------------------------------------------------------------------------------------------------
             XTra Credit SIX with HD GRO and HAV
             XTra Credit SIX with GRO Plus 2008 and HAV
             Apex II with HD GRO and HAV
             Apex II with GRO Plus 2008 and HAV
             Optimum Four with HD GRO and HAV
             Optimum Four with GRO Plus 2008 and HAV
             Optimum Plus with HD GRO and HAV
             Optimum Plus with GRO Plus 2008 and HAV
             ASAP III with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             ASAP III with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
   2.75%     ASL II, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach XTra Credit SIX,
              Optimum Plus - with GMWB, HDV and EBP; or with LT5, HAV and EBP; or with LT5 and either
              Combo 5% or HDV.
             ASL II with HD GRO and GMDB Annual Step Up or 5% Roll Up
             ASL II with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             ASL II with HD GRO and EBP and HAV
             ASL II with GRO Plus 2008 and EBP and HAV
             XTra Credit SIX with HD GRO and GMDB Annual Step Up or 5% Roll Up
             XTra Credit SIX with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             XTra Credit SIX with HD GRO and EBP and HAV
             XTra Credit SIX with GRO Plus 2008 and EBP and HAV
             Optimum Four with HD GRO and GMDB Annual Step Up or 5% Roll Up
             Optimum Four with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             Optimum Four with HD GRO and EBP and HAV
             Optimum Four with GRO Plus 2008 and EBP and HAV
             Optimum Plus with HD GRO and GMDB Annual Step Up or 5% Roll Up
             Optimum Plus with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             Optimum Plus with HD GRO and EBP and HAV
             Optimum Plus with GRO Plus 2008 and EBP and HAV
             Apex II with HD GRO and GMDB Annual Step Up or 5% Roll Up
             Apex II with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             Apex II with HD GRO and EBP and HAV
             Apex II with GRO Plus 2008 and EBP and HAV
   2.85%     XTra Credit EIGHT with LT5 and HDV
             XTra Credit EIGHT with LT5 and GMDB Annual Step Up or 5% Roll Up with HAV
             XTra Credit EIGHT with HDLT5 and GMDB Annual Step Up or 5% Roll Up with HAV
             XTra Credit EIGHT with HD GRO and GMDB Annual Step Up or 5% Roll Up
             XTra Credit EIGHT with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             XTra Credit EIGHT with HD GRO and EBP and HAV
             XTra Credit EIGHT with GRO Plus 2008 and EBP and HAV
             Optimum XTra with LT5 and HDV
             Optimum XTra with LT5 and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum XTra with HDLT5 and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum XTra with HD GRO and GMDB Annual Step Up or 5% Roll Up
             Optimum XTra with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             Optimum XTra with HD GRO and EBP and HAV
             Optimum XTra with GRO Plus 2008 and EBP and HAV
   3.00%     ASL II, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach XTra Credit SIX,
              Optimum Plus - with LT5, HDV and EBP.
   3.05%     ASL II with GMDB Annual Step Up or 5% Roll Up and HD GRO
             ASL II with GMDB Annual Step Up or 5% Roll Up and GRO Plus 2008
             Apex II with GMDB Annual Step Up or 5% Roll Up and HD GRO
             Apex II with GMDB Annual Step Up or 5% Roll Up and GRO Plus 2008
             XTra Credit SIX with GMDB Annual Step Up or 5% Roll Up and HD GRO
             XTra Credit SIX with GMDB Annual Step Up or 5% Roll Up and GRO Plus 2008
             Optimum Four with GMDB Annual Step Up or 5% Roll Up and HD GRO
             Optimum Four with GMDB Annual Step Up or 5% Roll Up and GRO Plus 2008

                                      A98

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ -----------------------------------------------------------------------------------
             Optimum Plus with GMDB Annual Step Up or 5% Roll Up and HD GRO
             Optimum Plus with GMDB Annual Step Up or 5% Roll Up and GRO Plus 2008
   3.10%     XTra Credit EIGHT with HD GRO and EBP and GMDB Annual Step Up or 5% Roll Up
             XTra Credit EIGHT with GRO Plus 2008 and EBP and GMDB Annual Step Up or 5% Roll Up
             Optimum XTra T with HD GRO and EBP and GMDB Annual Step Up or 5% Roll Up
             Optimum XTra with GRO Plus 2008 and EBP and GMDB Annual Step Up or 5% Roll Up

NOTE 8: OTHER

        Contract owner net payments--represent contract owner contributions under the Variable Annuity Policies reduced by applicable deductions, charges, and state premium taxes.

        Annuity payments--represent periodic payments distributed under the terms of the policy.

        Surrenders, withdrawals, and death benefits--are payments to contract owners and beneficiaries made under the terms of the Variable Annuity Policies, and amounts that contract owners have requested to be withdrawn or paid to them.

        Net transfers between other subaccounts or fixed rate options--are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the Guaranteed Interest Account.

        Withdrawals and other charges--are various contract level charges as described in contract charges and features section located above.

                                      A99

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
Prudential Annuities Life Assurance Corporation Variable Account B and the Board of Directors of Prudential Annuities Life Assurance Corporation

       In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts listed in Note 1 of Prudential Annuities Life Assurance Corporation Variable Account B at December 31, 2012, and the results of each of their operations and the changes in each of their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Prudential Annuities Life Assurance Corporation. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2012 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 15, 2013

                                     A100

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                           FINANCIAL STATEMENTS AND
            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                          DECEMBER 31, 2012 AND 2011

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                         INDEX TO FINANCIAL STATEMENTS

                                                                           Page
                                                                          Number
                                                                          -------
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

Management's Annual Report on Internal Control Over Financial Reporting       B-2

Statements of Financial Position as of
December 31, 2012 and 2011                                                    B-3

Statements of Operations and Comprehensive Income for the
Years ended December 31, 2012, 2011 and 2010                                  B-4

Statements of Equity for the
Years ended December 31, 2012, 2011 and 2010                                  B-5

Statements of Cash Flows for the
Years ended December 31, 2012, 2011 and 2010                                  B-6

Notes to Financial Statements                                                 B-7

Report of Independent Registered Public Accounting Firm                      B-52

    Management's Annual Report on Internal Control Over Financial Reporting

Management of Prudential Annuities Life Assurance Corporation (the "Company") is responsible for establishing and maintaining adequate internal control over financial reporting. Management conducted an assessment of the effectiveness, as of December 31, 2012, of the Company's internal control over financial reporting, based on the framework established in Internal Control--Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO). Based on our assessment under that framework, management concluded that the Company's internal control over financial reporting was effective as of December 31, 2012.

Our internal control over financial reporting is a process designed by or under the supervision of our principal executive and principal financial officers to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. Our internal control over financial reporting includes policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect transactions and dispositions of assets; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures are being made only in accordance with authorizations of management and the directors of the Company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Company's assets that could have a material effect on our financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

This Annual Report does not include an attestation report of the Company's registered public accounting firm, PricewaterhouseCoopers LLP, regarding the internal control over financial reporting. Management's report was not subject to attestation by the Company's registered public accounting firm pursuant to rules of the Securities and Exchange Commission that permit the Company to provide only management's report in this Annual Report.

March 15, 2013

                         PART I-FINANCIAL INFORMATION

                Prudential Annuities Life Assurance Corporation

                       Statements of Financial Position
   As of December 31, 2012 and December 31, 2011 (in thousands, except share amounts)
--------------------------------------------------------------------------------

                                                                             December 31,    December 31,
                                                                                 2012           2011
                                                                            -------------- --------------
ASSETS
Fixed maturities, available-for-sale, at fair value (amortized cost, 2012:
 $3,827,496; 2011: $4,838,695)                                              $    4,203,450 $    5,273,767
Trading account assets, at fair value                                                7,916         38,578
Equity securities, available-for-sale, at fair value (cost, 2012: $18;
 2011: $2,510)                                                                          22          3,071
Commercial mortgage and other loans, net of valuation allowance                    426,981        449,359
Policy loans                                                                        11,957         14,316
Short-term investments                                                             103,761        237,601
Other long-term investments                                                        175,661        191,545
                                                                            -------------- --------------
   Total investments                                                             4,929,748      6,208,237
                                                                            -------------- --------------
Cash and cash equivalents                                                              266          8,861
Deferred policy acquisition costs                                                  906,814        666,764
Accrued investment income                                                           44,656         59,033
Reinsurance recoverables                                                         1,732,969      1,748,177
Income taxes                                                                             -        102,678
Value of business acquired                                                          43,090         29,010
Deferred sales inducements                                                         556,830        445,841
Receivables from parent and affiliates                                              22,833         24,968
Investment receivable on open trades                                                     -          6,299
Other assets                                                                        16,527         12,232
Separate account assets                                                         44,601,720     42,942,758
                                                                            -------------- --------------
   TOTAL ASSETS                                                             $   52,855,453 $   52,254,858
                                                                            ============== ==============
LIABILITIES AND EQUITY
LIABILITIES
Policyholders' account balances                                             $    4,112,318 $    5,189,269
Future policy benefits and other policyholder liabilities                        2,164,754      2,092,694
Payables to parent and affiliates                                                  119,504         73,587
Cash collateral for loaned securities                                               38,976        125,884
Income taxes                                                                        65,567              -
Short-term debt                                                                          -         27,803
Long-term debt                                                                     400,000        600,000
Other liabilities                                                                  108,737        182,286
Separate account liabilities                                                    44,601,720     42,942,758
                                                                            -------------- --------------
   Total Liabilities                                                            51,611,576     51,234,281
                                                                            -------------- --------------

Commitments and Contingent Liabilities (See Note 12)

EQUITY
Common stock, $100 par value; 25,000 shares, authorized, issued and
 outstanding                                                                         2,500          2,500
Additional paid-in capital                                                         893,336        882,670
Retained earnings (accumulated deficit)                                            200,754        (25,305)
Accumulated other comprehensive income (loss)                                      147,287        160,712
                                                                            -------------- --------------
   Total Equity                                                                  1,243,877      1,020,577
                                                                            -------------- --------------
TOTAL LIABILITIES AND EQUITY                                                $   52,855,453 $   52,254,858
                                                                            ============== ==============

                       See Notes to Financial Statements

                Prudential Annuities Life Assurance Corporation

               Statements of Operations and Comprehensive Income
          Years Ended December 31, 2012, 2011 and 2010 (in thousands)
--------------------------------------------------------------------------------

                                                                                       ------------------------- --------------
                                                                                            2012         2011         2010
                                                                                       -------------- ---------- --------------
REVENUES
Premiums                                                                               $       21,824 $   28,648 $       29,477
Policy charges and fee income                                                                 796,995    824,808        741,190
Net investment income                                                                         277,651    306,010        377,109
Asset administration fees and other income                                                    266,321    291,629        290,210
Realized investment gains (losses), net:
  Other-than-temporary impairments on fixed maturity securities                               (6,852)   (23,624)       (42,228)
  Other-than-temporary impairments on fixed maturity securities transferred to other
   comprehensive income                                                                         6,594     22,662         39,224
  Other realized investment gains (losses), net                                              (82,972)     72,745        139,043
                                                                                       -------------- ---------- --------------
       Total realized investment gains (losses), net                                         (83,230)     71,783        136,039
                                                                                       -------------- ---------- --------------
 Total revenues                                                                             1,279,561  1,522,878      1,574,025
                                                                                       -------------- ---------- --------------

BENEFITS AND EXPENSES
Policyholders' benefits                                                                       124,316    128,149         40,911
Interest credited to policyholders' account balances                                           60,830    554,197        371,798
Amortization of deferred policy acquisition costs                                           (188,042)    716,088        178,669
General, administrative and other expenses                                                    424,764    442,062        449,351
                                                                                       -------------- ---------- --------------
 Total benefits and expenses                                                                  421,868  1,840,496      1,040,729
                                                                                       -------------- ---------- --------------

INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES                                             857,693  (317,618)        533,296
                                                                                       -------------- ---------- --------------

 Income taxes:
  Current                                                                                      26,637     32,230       (28,619)
  Deferred                                                                                    196,997  (198,293)        148,125
                                                                                       -------------- ---------- --------------
 Total income tax expense (benefit)                                                           223,634  (166,063)        119,506
                                                                                       -------------- ---------- --------------
NET INCOME (LOSS)                                                                             634,059  (151,555)        413,790
                                                                                       -------------- ---------- --------------

Other comprehensive income (loss), before tax:
  Foreign currency translation adjustments                                                         10          -              -
    Net unrealized investment gains (losses):
    Unrealized investment gains (losses) for the period                                         2,734     29,991        104,799
    Reclassification adjustment for (gains) losses included in net income                    (23,387)   (76,391)       (31,683)
                                                                                       -------------- ---------- --------------
  Total                                                                                      (20,653)   (46,400)         73,116
                                                                                       -------------- ---------- --------------
Other comprehensive income (loss), before tax:                                               (20,643)   (46,400)         73,116
  Less: Income tax expense (benefit) related to
    Foreign currency translation adjustments                                                        4          -              -
    Net unrealized gains (losses)                                                             (7,222)   (16,240)         25,591
                                                                                       -------------- ---------- --------------
     Total                                                                                    (7,218)   (16,240)         25,591
                                                                                       -------------- ---------- --------------
Other comprehensive income (loss), net of taxes                                              (13,425)   (30,160)         47,525
                                                                                       -------------- ---------- --------------
COMPREHENSIVE INCOME (LOSS)                                                            $      620,634 $(181,715) $      461,315
                                                                                       ============== ========== ==============

                       See Notes to Financial Statements

                Prudential Annuities Life Assurance Corporation

                             Statements of Equity
          Years Ended December 31, 2012, 2011 and 2010 (in thousands)
--------------------------------------------------------------------------------

                                                                                Retained       Accumulated
                                                                 Additional     earnings          other
                                                      Common      paid-in      (accumulated    comprehensive
                                                      stock       capital       deficit)      income (loss)      Total equity
                                                     --------   -----------   -------------   --------------    -------------

Balance, December 31, 2009                           $  2,500   $  974,921     $  798,170     $      132,318    $  1,907,909
Impact of adoption of accounting changes                    -            -       (120,129)            11,028       (109,101)
Distribution to parent                                      -            -       (470,000)                 -       (470,000)
Comprehensive income:
    Net income                                              -            -        413,790                  -         413,790
    Other comprehensive income (loss), net of
     taxes                                                  -            -              -             47,525          47,525
                                                                                                                -------------
Total comprehensive income (loss)                                                                                    461,315
                                                     --------   -----------   -------------   --------------    -------------

Balance, December 31, 2010                           $  2,500   $  974,921     $  621,831     $      190,871    $  1,790,123
Distribution to parent                                      -      (92,251)      (495,581)                 -       (587,831)
Comprehensive income:
    Net income (loss)                                       -            -       (151,555)                 -        (151,555)
    Other comprehensive loss, net of taxes                  -            -              -            (30,159)       (30,160)
                                                                                                                -------------
Total comprehensive income (loss)                                                                                  (181,715)
                                                     --------   -----------   -------------   --------------    -------------
Balance, December 31, 2011                           $  2,500   $  882,670     $  (25,305)    $      160,712    $  1,020,577
Contributed capital (parent/child asset transfer)           -       10,666              -                  -          10,666
Distribution to parent                                      -            -       (408,000)                 -       (408,000)
Comprehensive income:

  Net income                                                -            -        634,059                  -         634,059
  Other comprehensive loss, net of taxes                    -            -              -            (13,425)       (13,425)
                                                                                                                -------------
Total comprehensive income (loss)                                                                                    620,634
                                                     --------   -----------   -------------   --------------    -------------

Balance, December 31, 2012                           $  2,500   $  893,336     $  200,754     $      147,287    $  1,243,877
                                                     ========   ===========   =============   ==============    =============

                       See Notes to Financial Statements

                Prudential Annuities Life Assurance Corporation

                           Statements of Cash Flows
          Years Ended December 31, 2012, 2011 and 2010 (in thousands)
--------------------------------------------------------------------------------

                                                                            2012           2011            2010
                                                                       -------------- --------------  --------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (loss)                                                       $     634,059  $   (151,555)   $     413,790
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
 Policy charges and fee income                                                 13,324         40,573          91,816
 Realized investment (gains) losses, net                                       83,230       (71,783)       (136,039)
 Depreciation and amortization                                                (7,481)        (3,970)        (16,328)
 Interest credited to policyholders' account balances                          60,830        554,197         371,798
 Change in:
   Future policy benefit reserves                                             300,246        283,546         165,209
   Accrued investment income                                                   14,377          1,412          13,816
   Net receivable (payable) to affiliates                                      43,958       (31,638)         109,411
   Deferred sales inducements                                                (97,731)       (68,370)       (182,823)
   Deferred policy acquisition costs                                        (213,122)        674,094        (96,647)
   Income taxes                                                               169,736      (154,282)         332,358
   Reinsurance recoverables                                                 (268,576)      (264,470)       (229,099)
   Other, net                                                                   5,621       (12,424)          19,550
                                                                       -------------- --------------  --------------
Cash flows from operating activities                                    $     738,471  $     795,330   $     856,812
                                                                       -------------- --------------  --------------

CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from the sale/maturity/prepayment of:
 Fixed maturities, available-for-sale                                   $   1,365,513  $   1,668,465   $   1,917,959
 Equity securities, available-for-sale                                          3,201         10,054           7,478
 Commercial mortgage and other loans                                           71,216         98,940          14,018
 Trading account assets                                                        36,063         44,977           6,230
 Policy loans                                                                   3,501          1,384             822
 Other long-term investments                                                    4,120          1,775             589
 Short-term investments                                                     3,513,151      6,323,322       5,097,995
Payments for the purchase/origination of:
 Fixed maturities, available-for-sale                                       (352,285)    (1,414,340)       (676,652)
 Equity securities, available-for-sale                                            (7)        (2,643)         (5,000)
 Commercial mortgage and other loans                                         (47,795)      (110,069)        (72,504)
 Trading account assets                                                       (4,931)        (3,007)         (4,574)
 Policy loans                                                                   (472)          (941)         (2,620)
 Other long-term investments                                                 (28,894)       (24,572)        (48,979)
 Short-term investments                                                   (3,379,308)    (6,332,538)     (4,620,729)
Notes receivable from parent and affiliates, net                                2,125          4,346          10,906
Other, net                                                                      (650)        (1,020)           (663)
                                                                       -------------- --------------  --------------
Cash flows from investing activities                                    $   1,184,548  $     264,133   $   1,624,276
                                                                       -------------- --------------  --------------

CASH FLOWS USED IN FINANCING ACTIVITIES:
Cash collateral for loaned securities                                        (86,908)         38,674       (176,407)
Securities sold under agreement to repurchase                                       -              -           (602)
Repayments of debt (maturities longer than 90 days)                         (200,000)      (175,000)               -
Net decrease in short-term borrowing                                         (27,803)        (2,251)        (24,531)
Drafts outstanding                                                              2,430       (22,376)          16,158
Distribution to parent                                                      (408,000)      (587,831)       (470,000)
Contributed capital (parent/child asset transfer)                              16,396              -               -
Policyholders' account balances
 Deposits                                                                   1,013,638      2,665,921       2,767,101
 Withdrawals                                                              (2,241,367)    (2,968,226)     (4,663,868)
                                                                       -------------- --------------  --------------
Cash flows used in financing activities                                 $ (1,931,614)  $ (1,051,089)   $ (2,552,149)
                                                                       -------------- --------------  --------------
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS                          (8,595)          8,374        (71,061)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR                                    8,861            487          71,548
                                                                       -------------- --------------  --------------
CASH AND CASH EQUIVALENTS, END OF YEAR                                  $         266  $       8,861   $         487
                                                                       ============== ==============  ==============
SUPPLEMENTAL CASH FLOW INFORMATION
   Income taxes paid (refunds received)                                 $      53,901  $     (11,781)  $    (212,852)
   Interest paid                                                        $      27,114  $      35,913   $      36,554

                       See Notes to Financial Statements

                Prudential Annuities Life Assurance Corporation

                         Notes to Financial Statements
--------------------------------------------------------------------------------

1.  BUSINESS AND BASIS OF PRESENTATION

Prudential Annuities Life Assurance Corporation (the "Company", or "our"), with its principal offices in Shelton, Connecticut, is an indirect wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey corporation. The Company is a wholly owned subsidiary of Prudential Annuities, Inc. ("PAI"), which in turn is an indirect wholly owned subsidiary of Prudential Financial.

The Company developed long-term savings and retirement products, which were distributed through its affiliated broker/dealer company, Prudential Annuities Distributors, Incorporated ("PAD"). The Company issued variable deferred and immediate annuities for individuals and groups in the United States of America and its territories.

Beginning in March 2010, the Company ceased offering its then existing variable annuity products (and where offered, the companion market value adjustment option) to new investors upon the launch of a new product line by each of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey (which are affiliates of the Company). In general, the new product line offers the same optional living benefits and optional death benefits as offered by the Company's existing variable annuities. During 2012, the Company suspended additional customer deposits for variable annuities with certain optional living benefit riders.

The Company is engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities engaged in marketing long-term savings and retirement products, including insurance products, and individual and group annuities.

Basis of Presentation

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").

The Company has extensive transactions and relationships with The Prudential Insurance Company of America ("Prudential Insurance") and other affiliates, as more fully described in Note 13. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs and related amortization; value of business acquired and its amortization; amortization of sales inducements; valuation of investments including derivatives and the recognition of other-than-temporary impairments ("OTTI"); future policy benefits including guarantees; provision for income taxes and valuation of deferred tax assets; and reserves for contingent liabilities, including reserves for losses in connection with unresolved legal matters.

Reclassifications

Certain amounts in prior periods have been reclassified to conform to the current period presentation.

2.  SIGNIFICANT ACCOUNTING POLICIES AND PRONOUNCEMENTS

Investments and Investment Related Liabilities

The Company's principal investments are fixed maturities; equity securities; commercial mortgage and other loans; policy loans; other long-term investments, including joint ventures (other than operating joint ventures), limited partnerships, and real estate; and short-term investments. Investments and investment-related liabilities also include securities repurchase and resale agreements and securities lending transactions. The accounting policies related to each are as follows:

Fixed maturities are comprised of bonds, notes and redeemable preferred stock. Fixed maturities classified as "available-for-sale" are carried at fair value. See Note 10 for additional information regarding the determination of fair value. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity. Interest income, as well as the related amortization of premium and accretion of discount is included in "Net investment income" under the effective yield method. For mortgage-backed and asset-backed securities, the effective yield is based on estimated cash flows, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates vary based on assumptions regarding the underlying collateral including default rates and changes in value. These assumptions can significantly impact income recognition and the amount of other-than-temporary impairments recognized in earnings and other comprehensive income. For high credit quality mortgage-backed and asset-backed securities (those rated AA or above), cash flows are provided quarterly, and the amortized cost and effective yield of the security are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost are

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------

recorded as a charge or credit to net investment income in accordance with the retrospective method. For asset-backed and mortgage-backed securities rated below AA, the effective yield is adjusted prospectively for any changes in estimated cash flows. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Unrealized gains and losses on fixed maturities classified as "available-for-sale," net of tax, and the effect on deferred policy acquisition costs, value of business acquired, deferred sales inducements and future policy benefits that would result from the realization of unrealized gains and losses, are included in "Accumulated other comprehensive income (loss)" or ("AOCI.")

Trading account assets, at fair value, represents equity securities held in support of a deferred compensation plan and other fixed maturity securities carried at fair value. Realized and unrealized gains and losses for these assets are reported in "Asset administration fees and other income." Interest and dividend income from these investments is reported in "Net investment income."

Equity securities, available-for-sale are comprised of common stock, and non-redeemable preferred stock, and are carried at fair value. The associated unrealized gains and losses, net of tax, and the effect on deferred policy acquisition costs, value of business acquired, deferred sales inducements, and future policy benefits that would result from the realization of unrealized gains and losses, are included in AOCI. The cost of equity securities is written down to fair value when a decline in value is considered to be other-than-temporary. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Dividends from these investments are recognized in "Net investment income" when declared.

Commercial mortgage and other loans consist of commercial mortgage loans and agricultural loans. Commercial mortgage and other loans originated and held for investment are generally carried at unpaid principal balance, net of unamortized deferred loan origination fees and expenses and net of an allowance for losses. Commercial mortgage and other loans acquired, including those related to the acquisition of a business, are recorded at fair value when purchased, reflecting any premiums or discounts to unpaid principal balances.

Interest income, as well as prepayment fees and the amortization of the related premiums or discounts, related to commercial mortgage and other loans, are included in "Net investment income."

Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected. The Company defines "past due" as principal or interest not collected at least 30 days past the scheduled contractual due date. Interest received on loans that are past due, including impaired and non-impaired loans, as well as, loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as net investment income based on the Company's assessment as to the collectability of the principal. See Note 3 for additional information about the Company's past due loans.

The Company discontinues accruing interest on loans after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability. When the Company discontinues accruing interest on a loan, any accrued but uncollectible interest on the loan and other loans backed by the same collateral, if any, is charged to interest income in the same period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, or the loan has been modified, a regular payment performance has been established.

The Company reviews the performance and credit quality of the commercial mortgage and other loan portfolio on an on-going basis. Loans are placed on watch list status based on a predefined set of criteria and are assigned one of three categories. Loans are placed on "early warning" status in cases where, based on the Company's analysis of the loan's collateral, the financial situation of the borrower or tenants or other market factors, it is believed a loss of principal or interest could occur. Loans are classified as "closely monitored" when it is determined that there is a collateral deficiency or other credit events that may lead to a potential loss of principal or interest. Loans "not in good standing" are those loans where the Company has concluded that there is a high probability of loss of principal, such as when the loan is delinquent or in the process of foreclosure. As described below, in determining the allowance for losses, the Company evaluates each loan on the watch list to determine if it is probable that amounts due according to the contractual terms of the loan agreement will not be collected.

Loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage loans. The loan-to-value ratio compares the amount of the loan to the fair value of the underlying property collateralizing the loan, and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the loan amount exceeds the collateral value. A smaller loan-to-value ratio indicates a greater excess of collateral value over the loan amount. The debt service coverage ratio compares a property's net operating income to its debt service payments. Debt service coverage ratios less than 1.0 times indicate that property operations do not generate enough income to cover the loan's current debt payments. A larger debt service coverage ratio indicates a greater excess of net operating income over the debt service payments. The values utilized in calculating these ratios are developed as part of the Company's periodic review of the commercial mortgage loan and agricultural loan portfolio, which includes an internal appraisal of the underlying collateral value. The Company's periodic review also includes a quality re-rating process, whereby the internal quality rating originally assigned at underwriting is updated based on current loan, property and market information using a proprietary quality rating system. The loan-to-value ratio is the most significant of several inputs used to establish the internal credit rating of a loan which in turn drives the allowance for losses. Other key factors considered in determining the internal credit rating include debt service coverage ratios, amortization, loan term, estimated market value growth rate and volatility for the property type and region. See Note 3 for additional information related to the loan-to-value ratios and debt service coverage ratios related to the Company's commercial mortgage and agricultural loan portfolios.

The allowance for losses includes a loan specific reserve for each impaired loan that has a specifically identified loss and a portfolio reserve for probable incurred but not specifically identified losses. For impaired commercial mortgage and other loans the allowances for losses are determined

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------

based on the present value of expected future cash flows discounted at the loan's effective interest rate, or based upon the fair value of the collateral if the loan is collateral dependent. The portfolio reserves for probable incurred but not specifically identified losses in the commercial mortgage and agricultural loan portfolio segments considers the current credit composition of the portfolio based on an internal quality rating, (as described above). The portfolio reserves are determined using past loan experience, including historical credit migration, loss probability and loss severity factors by property type. These factors are reviewed each quarter and updated as appropriate.

The allowance for losses on commercial mortgage and other loans can increase or decrease from period to period based on the factors noted above. "Realized investment gains (losses), net" includes changes in the allowance for losses. "Realized investment gains (losses), net" also includes gains and losses on sales, certain restructurings, and foreclosures.

When a commercial mortgage or other loan is deemed to be uncollectible, any specific valuation allowance associated with the loan is reversed and a direct write down to the carrying amount of the loan is made. The carrying amount of the loan is not adjusted for subsequent recoveries in value.

Policy loans are carried at unpaid principal balances. Interest income on policy loans is recognized in "Net investment income" at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

Securities repurchase and resale agreements and securities loaned transactions are used to earn spread income, to borrow funds, or to facilitate trading activity. As part of securities repurchase agreements or securities loaned transactions, the Company transfers U.S. and foreign debt and equity securities, or as well as U.S. government and government agency securities and receives cash as collateral. As part of securities resale agreements, the Company invests cash and receives as collateral U.S. government securities or other debt securities. For securities repurchase agreements and securities loaned transactions used to earn spread income, the cash received is typically invested in cash equivalents, short-term investments or fixed maturities.

Securities repurchase and resale agreements that satisfy certain criteria are treated as secured borrowing or secured lending arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective transactions. For securities purchased under agreements to resell, the Company's policy is to take possession or control of the securities either directly or through a third party custodian. These securities are valued daily and additional securities or cash collateral is received, or returned, when appropriate to protect against credit exposure. Securities to be resold are the same, or substantially the same, as the securities received. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. Securities to be repurchased are the same, or substantially the same, as those sold. Income and expenses related to these transactions executed within the insurance companies used to earn spread income are reported as "Net investment income;" however, for transactions used for funding purposes, the associated borrowing cost is reported as interest expense (included in "General and administrative expenses").

Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions used to earn spread income are reported as "Net investment income;" however, for securities loaned transactions used for funding purposes the associated rebate is reported as interest expense (included in "General and administrative expenses").

Other long-term investments consist of the Company's investments in joint ventures and limited partnerships, other than operating joint ventures, as well as wholly-owned investment real estate and other investments. Joint venture and partnership interests are either accounted for using the equity method of accounting or under the cost method when the Company's partnership interest is so minor (generally less than 3%) that it exercises virtually no influence over operating and financial policies. The Company's income from investments in joint ventures and partnerships accounted for using the equity method or the cost method, other than the Company's investment in operating joint ventures, is included in "Net investment income." The carrying value of these investments is written down, or impaired, to fair value when a decline in value is considered to be other-than-temporary. In applying the equity method or the cost method (including assessment for other-than-temporary impairment), the Company uses financial information provided by the investee, generally on a one to three month lag.

Short-term investments primarily consist of investments in certain money market funds as well as highly liquid debt instruments with a maturity of twelve months or less and greater than three months when purchased. These investments are generally carried at fair value.

Realized investment gains (losses) are computed using the specific identification method. Realized investment gains and losses are generated from numerous sources, including the sale of fixed maturity securities, equity securities, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost basis of investments for net other-than-temporary impairments recognized in earnings. Realized investment gains and losses are also generated from prepayment premiums received on private fixed maturity securities, allowance for losses on commercial mortgage and other loans, and fair value changes on embedded derivatives and free-standing derivatives that do not qualify for hedge accounting treatment.

The Company's available-for-sale securities with unrealized losses are reviewed quarterly to identify other-than-temporary impairments in value. In evaluating whether a decline in value is other-than-temporary, the Company considers several factors including, but not limited to the following: (1) the extent and the duration of the decline; (2) the reasons for the decline in value (credit event, currency or interest-rate related, including general credit spread widening); and (3) the financial condition of and near-term prospects of the issuer. With regard to available-for-sale equity securities,

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------

the Company also considers the ability and intent to hold the investment for a period of time to allow for a recovery of value. When it is determined that a decline in value of an equity security is other-than-temporary, the carrying value of the equity security is reduced to its fair value, with a corresponding charge to earnings.

An other-than-temporary impairment is recognized in earnings for a debt security in an unrealized loss position when the Company either (a) has the intent to sell the debt security or (b) more likely than not will be required to sell the debt security before its anticipated recovery. For all debt securities in unrealized loss positions that do not meet either of these two criteria, the Company analyzes its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The Company may use the estimated fair value of collateral as a proxy for the net present value if it believes that the security is dependent on the liquidation of collateral for recovery of its investment. If the net present value is less than the amortized cost of the investment an other-than-temporary impairment is recognized.

When an other-than-temporary impairment of a debt security has occurred, the amount of the other-than-temporary impairment recognized in earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the debt security meets either of these two criteria, the other-than-temporary impairment recognized in earnings is equal to the entire difference between the security's amortized cost basis and its fair value at the impairment measurement date. For other-than-temporary impairments of debt securities that do not meet these criteria, the net amount recognized in earnings is equal to the difference between the amortized cost of the debt security and its net present value calculated as described above. Any difference between the fair value and the net present value of the debt security at the impairment measurement date is recorded in "Other comprehensive income (loss)" ("OCI"). Unrealized gains or losses on securities for which an other-than-temporary impairment has been recognized in earnings is tracked as a separate component of AOCI.

For debt securities, the split between the amount of an other-than-temporary impairment recognized in other comprehensive income and the net amount recognized in earnings is driven principally by assumptions regarding the amount and timing of projected cash flows. For mortgage-backed and asset-backed securities, cash flow estimates consider the payment terms of the underlying assets backing a particular security, including prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to prepayment assumptions, cash flow estimates include assumptions regarding the underlying collateral including default rates and recoveries which vary based on the asset type and geographic location, as well as the vintage year of the security. For structured securities, the payment priority within the tranche structure is also considered. For all other debt securities, cash flow estimates are driven by assumptions regarding probability of default and estimates regarding timing and amount of recoveries associated with a default. The Company has developed these estimates using information based on its historical experience as well as using market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectability of a security, such as the general payment terms of the security and the security's position within the capital structure of the issuer.

The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an other-than-temporary impairment, the impaired security is accounted for as if it had been purchased on the measurement date of the impairment. For debt securities, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods, including increases in cash flow on a prospective basis. In certain cases where there are decreased cash flow expectations, the security is reviewed for further cash flow impairments.

Cash and cash equivalents

Cash and cash equivalents include cash on hand, amounts due from banks, certain money market investments and other debt instruments with maturities of three months or less when purchased, other than cash equivalents that are included in "Trading account assets, at fair value." The Company also engages in overnight borrowing and lending of funds with Prudential Financial and affiliates which are considered cash and cash equivalents.

Deferred Policy Acquisition Costs

Costs that vary with and that are directly related to the acquisition of new and renewal insurance and annuity business are deferred to the extent such costs are deemed recoverable from future profits. Such deferred policy acquisition costs ("DAC") primarily include commissions, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully negotiated contracts. See below under "Adoption of New Accounting Pronouncements" for a discussion of the new authoritative guidance adopted effective January 1, 2012, regarding which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. In each reporting period, capitalized DAC is amortized to "Amortization of deferred policy acquisition costs," net of the accrual of imputed interest on DAC balances. DAC is subject to recoverability testing at the end of each reporting period to ensure that the balance does not exceed the present value of estimated gross profits, estimated gross margins, or premiums less benefits and maintenance expenses, as applicable. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.

Policy acquisition costs related to fixed and variable deferred annuity products are deferred and amortized over the expected life of the contracts (approximately 30 years) in proportion to gross profits arising principally from investment results, mortality and expense margins, and surrender charges, based on historical and anticipated future experience, which is updated periodically. The Company uses a reversion to the mean approach for

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------

equities to derive the blended future rate of return assumptions. However, if the projected future rate of return calculated using this approach is greater than the maximum future rate of return assumption, the maximum future rate of return is utilized in deriving the blended future rate of return assumption. In addition to the gross profit components previously mentioned, the impact of the embedded derivatives associated with certain optional living benefit features of the Company's variable annuity contracts and related hedging activities are also included in actual gross profits used as the basis for calculating current period amortization and, in certain instances, in management's estimate of total gross profits used for setting the amortization rate. The effect of changes to estimated gross profits on unamortized DAC is reflected in "Amortization of deferred policy acquisition costs" in the period such estimated gross profits are revised.

For some products, policyholders can elect to modify product benefits, features, rights or coverages by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If policyholders surrender traditional life insurance policies in exchange for life insurance policies that do not have fixed and guaranteed terms, the Company immediately charges to expense the remaining unamortized DAC on the surrendered policies. For other internal replacement transactions, except those that involve the addition of a nonintegrated contract feature that does not change the existing base contract, the unamortized DAC is immediately charged to expense if the terms of the new policies are not substantially similar to those of the former policies. If the new terms are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the expected life of the new policies.

Deferred Sales Inducements

The Company offered various types of sales inducements to contractholders related to fixed and variable deferred annuity contracts. The Company defers sales inducements and amortizes them over the anticipated life of the policy using the same methodology and assumptions used to amortize DAC. Sales inducements balances are subject to recoverability testing at the end of each reporting period to ensure that the balance does not exceed the present value of anticipated gross profits. The Company records amortization of deferred sales inducements in "Interest credited to policyholders' account balances." See Note 7 for additional information regarding sales inducements.

Value of Business Acquired

As a result of certain acquisitions and the application of purchase accounting, the Company reports a financial asset representing the value of business acquired ("VOBA"). VOBA includes an explicit adjustment to reflect the cost of capital attributable to the acquired insurance contracts. VOBA represents an adjustment to the stated value of inforce insurance contract liabilities to present them at fair value, determined as of the acquisition date. VOBA balances are subject to recoverability testing, in the manner in which it was acquired, at the end of each reporting period to ensure that the balance does not exceed the present value of anticipated gross profits. The Company has established a VOBA asset primarily for its acquisition of American Skandia Life Assurance Corporation For acquired annuity contracts, future positive cash flows generally include fees and other charges assessed to the contracts as long as they remain inforce as well as fees collected upon surrender, if applicable, while future negative cash flows include costs to administer contracts and benefit payments. In addition, future cash flows with respect to acquired annuity business include the impact of future cash flows expected from the guaranteed minimum death and income benefit provisions. For acquired annuity contracts, VOBA is amortized in proportion to estimated gross profits arising from the contracts and anticipated future experience, which is evaluated regularly. See Note 5 for additional information regarding VOBA.

Separate Account Assets and Liabilities

Separate account assets are reported at fair value and represent segregated funds that are invested for certain policyholders. "Separate account assets" are predominantly shares in Advanced Series Trust formerly known as American Skandia Trust co-managed by AST Investment Services, Incorporated ("ASISI") formerly known as American Skandia Investment Services, Incorporated and Prudential Investments LLC, which utilizes various fund managers as sub-advisors. The remaining assets are shares in other mutual funds, which are managed by independent investment firms. The contractholder has the option of directing funds to a wide variety of investment options, most of which invest in mutual funds. The investment risk on the variable portion of a contract is borne by the contractholder, except to the extent of minimum guarantees by the Company, which are not separate account liabilities. The assets of each account are legally segregated and are generally not subject to claims that arise out of any other business of the Company. The investment income and gains or losses for separate accounts generally accrue to the policyholders and are not included in the Company's results of operations and Comprehensive Income. Mortality, policy administration and surrender charges on the accounts are included in "Policy charges and fee income". Asset administration fees calculated on account assets are included in "Asset administration fees." Separate account liabilities primarily represent the contractholder's account balance in separate account assets and will be equal and offsetting to total separate account assets.

Other assets and other liabilities

"Other assets" consist primarily of accruals for asset administration fees. "Other assets" also consist of state insurance licenses. Licenses to do business in all states have been capitalized. Based on changes in facts and circumstances, effective September 30, 2012, the capitalized state insurance licenses were considered to have a finite life and are amortized over their useful life, which was estimated to be 8 years.

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


"Other liabilities" consist primarily of accrued expenses, technical overdrafts and a liability to the participants of a deferred compensation plan. Other liabilities may also include derivative instruments for which fair values are determined as described above under "Derivative Financial Instruments".

Reinsurance recoverables

Reinsurance recoverables include corresponding payables and receivables associated with reinsurance arrangements with affiliates. For additional information about these arrangements see Note 13 to the Financial Statements.

Future policy benefits

The Company's liability for future policy benefits is primarily comprised of liabilities for guarantee benefits related to certain nontraditional long-duration life and annuity contracts, which are discussed more fully in
Note 7. These reserves represent reserves for the guaranteed minimum death and optional living benefit features on our variable annuity products. The optional living benefits are primarily accounted for as embedded derivatives, with fair values calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. For additional information regarding the valuation of these optional living benefit features, see Note 10 to the Financial Statements.

The Company's liability for future policy benefits also includes reserves based on the present value of estimated future payments to or on behalf of policyholders related to contracts that have annuitized, where the timing and amount of payment depends on policyholder mortality, less the present value of future net premiums. Expected mortality is generally based on the Company's historical experience or standard industry tables. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality and interest rate assumptions are "locked-in" upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves.

Policyholders' Account Balances

The Company's liability for policyholders' account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is generally equal to the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance. These policyholders' account balances also include provision for benefits under non-life contingent payout annuities and certain unearned revenues.

Contingent Liabilities

Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual.

Insurance revenue and expense recognition

Revenues for variable deferred annuity contracts consist of charges against contractholder account values or separate accounts for mortality and expense risks, administration fees, surrender charges and an annual maintenance fee per contract. Revenues for mortality and expense risk charges and administration fees are recognized as assessed against the contractholder. Surrender charge revenue is recognized when the surrender charge is assessed against the contractholder at the time of surrender. Benefit reserves for the variable investment options on annuity contracts represent the account value of the contracts and are included in "Separate account liabilities."

Revenues for variable immediate annuity and supplementary contracts with life contingencies consist of certain charges against contractholder account values including mortality and expense risks and administration fees. These charges and fees are recognized as revenue when assessed against the contractholder. Benefit reserves for variable immediate annuity contracts represent the account value of the contracts and are included in "Separate account liabilities."

Revenues for fixed immediate annuity and fixed supplementary contracts with and without life contingencies consist of net investment income. In addition, revenues for fixed immediate annuity contracts with life contingencies also consist of single premium payments recognized as annuity considerations when received. Benefit reserves for these contracts are based on applicable actuarial standards with assumed interest rates that vary by contract year. Reserves for contracts without life contingencies are included in "Policyholders' account balances" while reserves for contracts with life contingencies are included in "future policy benefits and other policyholder liabilities." Assumed interest rates ranged from 1.00% to 8.25% at December 31, 2012, and from 1.00% to 8.25% at December 31, 2011.

Revenues for variable life insurance contracts consist of charges against contractholder account values or separate accounts for mortality and expense risk fees, administration fees, cost of insurance fees, taxes and surrender charges. Certain contracts also include charges against premium to pay state premium taxes. All of these charges are recognized as revenue when assessed against the contractholder. Benefit reserves for variable life insurance contracts represent the account value of the contracts and are included in "Separate account liabilities."

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


Certain individual annuity contracts provide the holder a guarantee that the benefit received upon death or annuitization will be no less than a minimum prescribed amount. These benefits are accounted for as insurance contracts and are discussed in further detail in Note 7. The Company also provides contracts with certain living benefits which are considered embedded derivatives. These contracts are discussed in further detail in Note 7.

Premiums, benefits and expenses are stated net of reinsurance ceded to other companies. Estimated reinsurance recoverables and the cost of reinsurance are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

Asset administration fees

The Company receives asset administration fee income from policyholders' account balances invested in the Advanced Series Trust Funds or "AST" (see Note
13), which are a portfolio of mutual fund investments related to the Company's separate account products. In addition, the Company receives fees from policyholders' account balances invested in funds managed by companies other than affiliates of Prudential Insurance. Asset administration fees are recognized as income when earned.

Derivative Financial Instruments

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include swaps, futures, forwards and options and may be exchange-traded or contracted in the over-the-counter market. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of valuation models.

Derivatives are used in a non-broker-dealer capacity to manage the interest rate and currency characteristics of assets or liabilities and to mitigate volatility of expected non-U.S. earnings. Additionally, derivatives may be used to seek to reduce exposure to interest rate, credit, foreign currency and equity risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. As discussed in detail below and in Note 11, all realized and unrealized changes in fair value of non-broker-dealer related derivatives are recorded in current earnings, with the exception of the effective portion of cash flow hedges. Cash flows from derivatives are reported in the operating, investing, or financing activities sections in the Statements of Cash Flows based on the nature and purpose of the derivative.

Derivatives are recorded either as assets, within "Other trading account assets, at fair value" or "Other long-term investments," or as liabilities, within "Other liabilities," except for embedded derivatives which are recorded with the associated host contract. The Company nets the fair value of all derivative financial instruments with counterparties for which a master netting arrangement has been executed.

The Company designates derivatives as either (1) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge); or (2) a derivative that does not qualify for hedge accounting.

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative qualifies for hedge accounting treatment, there may be an element of ineffectiveness of the hedge. Under such circumstances, the ineffective portion is recorded in "Realized investment gains (losses), net."

The Company formally documents at inception all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions.

When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded in AOCI until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in the income statement line item associated with the hedged item.

If it is determined that a derivative no longer qualifies as an effective cash flow hedge or management removes the hedge designation, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in "Realized investment gains (losses), net." The component of AOCI related to discontinued cash flow hedges is reclassified to the income statement line associated with the hedged cash flows consistent with the earnings impact of the original hedged cash flows.

When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, or because it is probable that the forecasted transaction will not occur by the end of the specified time period, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in "Realized investment gains (losses), net." Any asset or liability that was recorded pursuant to recognition of the firm commitment is removed from the balance sheet and recognized currently in "Realized investment gains (losses), net." Gains and losses that were in AOCI pursuant to the hedge of a forecasted transaction are recognized immediately in "Realized investment gains (losses), net."

If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in "Realized investment gains (losses), net" without considering changes in the fair value of the economically associated assets or liabilities.

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


The Company is a party to financial instruments that contain derivative instruments that are "embedded" in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded instrument possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded instrument qualifies as an embedded derivative that is separated from the host contract, carried at fair value, and changes in its fair value are included in "Realized investment gains (losses), net." For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company may elect to classify the entire instrument as a trading account asset and report it within "Other trading account assets, at fair value."

Short-Term and Long-Term Debt

Liabilities for short-term and long-term debt are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Short-term debt is debt coming due in the next twelve months, including that portion of debt otherwise classified as long-term. The short-term debt caption may exclude short-term debt items the Company intends to refinance on a long-term basis in the near term. See Note 13 for additional information regarding short-term and long-term debt.

Income taxes

The Company is a member of the federal income tax return of Prudential Financial and primarily files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential Financial, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision.

Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to the amount expected to be realized.

See Note 9 for additional information regarding income taxes.

Adoption of New Accounting Pronouncements

Effective January 1, 2012, the Company adopted, retrospectively, new authoritative guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the amended guidance, acquisition costs are to include only those costs that are directly related to the acquisition or renewal of insurance contracts by applying a model similar to the accounting for loan origination costs. An entity may defer incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. Prior period financial information presented in these financial statements has been adjusted to reflect the retrospective adoption of the amended guidance. The impact mainly reflects the initial "Deferred policy acquisition cost" write-off which resulted in a lower level of amortization. Since the Company ceased offering its existing variable annuity products in March 2010, the lower level of cost qualifying for deferral under this guidance will have a minimal impact on earnings. While the adoption of this amended guidance changes the timing of when certain costs are reflected in the Company's results of operations, it has no effect on the total acquisition costs to be recognized over time and has no impact on the Company's cash flows.

In June 2011, the FASB issued updated guidance regarding the presentation of comprehensive income. The updated guidance eliminates the option to present components of other comprehensive income as part of the statement of changes in equity. Under the updated guidance, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The updated guidance does not change the items that are reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The Company opted to present the total of comprehensive income, the components of net income, and the components of other comprehensive income in two separate but consecutive statements. The Financial Statements included herein reflect the adoption of this updated guidance.

In May 2011, the FASB issued updated guidance regarding the fair value measurements and disclosure requirements. The updated guidance clarifies existing guidance related to the application of fair value measurement methods and requires expanded disclosures. This new guidance is effective for the first interim or annual reporting period beginning after December 15, 2011 and should be applied prospectively. The expanded disclosures required by this guidance are included in Note 10. Adoption of this guidance did not have a material effect on the Company's financial position or results of operations.

In April 2011, the FASB issued updated guidance clarifying which restructurings constitute troubled debt restructurings. It is intended to assist creditors in their evaluation of whether conditions exist that constitute a troubled debt restructuring. This new guidance is effective for the first

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------

interim or annual reporting period beginning on or after June 15, 2011 and should be applied retrospectively to the beginning of the annual reporting period of adoption. The Company's adoption of this guidance in the third quarter of 2011 did not have a material effect on the Company's financial position, results of operations, or financial statement disclosures.

In April 2011, the FASB issued updated guidance regarding the assessment of effective control for repurchase agreements. This new guidance is effective for the first interim or annual reporting period beginning on or after December 15, 2011 and should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. The Company's adoption of this guidance did not have a material effect on the Company's financial position, results of operations, and financial statement disclosures.

The following tables present amounts as previously reported in 2011 and the effect of the change due to the retrospective adoption of the amended guidance related to the deferral of acquisition costs as described above within the "Effect of Change" column.

Statements of Financial Position:
---------------------------------
                                                              December 31, 2011
                                               -----------------------------------------------

                                                As Previously    Effect of      As Currently
                                                Reported (1)      Change        Reported (1)
                                               -----------------------------------------------
                                                               (in thousands)

Deferred policy acquisition costs              $       757,183 $     (90,419) $       666,764
Income taxes                                            70,425        32,253          102,678
TOTAL ASSETS                                        52,313,024       (58,166)      52,254,858

Total liabilities                                   51,234,281             -       51,234,281

Accumulated other comprehensive income (loss)          151,692         9,020          160,712
Retained earnings (accumulated deficit)                 41,881       (67,186)         (25,305)
Total equity                                         1,078,743       (58,166)       1,020,577
TOTAL LIABILITIES AND EQUITY                   $    52,313,024 $     (58,166) $    52,254,858

  (1)"As previously reported" column represents balances reported in the Annual Report on Form 10-K for the year ended December 31, 2011, originally filed with the U.S. Securities and Exchange commission ("SEC") on March 9, 2012. "As currently reported" column was included in the 8-K filed with the SEC on November 28, 2012.

Statements of Operations and Comprehensive Income:
--------------------------------------------------
                                                           Year Ended December 31, 2011
                                                   ---------------------------------------------

                                                    As Previously    Effect of    As Currently
                                                    Reported (1)      Change      Reported (1)
                                                   ---------------------------------------------
                                                                  (in thousands)
REVENUES
  Total revenues                                   $    1,522,878  $          -  $    1,522,878
BENEFITS AND EXPENSES
Amortization of deferred policy acquisition costs         814,131       (98,043)        716,088
General, administrative and other expenses                437,457         4,605         442,062
  Total benefits and expenses                           1,933,934       (93,438)      1,840,496
INCOME FROM OPERATIONS BEFORE INCOME TAXES               (411,056)       93,438        (317,618)
Income tax expense                                       (198,766)       32,703        (166,063)
NET INCOME                                         $     (212,290) $     60,735  $     (151,555)

  (1)"As previously reported" column represents balances reported in the Annual Report on Form 10-K for the year ended December 31, 2011, originally filed with the SEC on March 9, 2012. "As currently reported" column was included in the 8-K filed with the SEC on November 28, 2012.

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


Statements of Operations and Comprehensive Income:
--------------------------------------------------
                                                          Year Ended December 31, 2010
                                                   ------------------------------------------

                                                   As Previously   Effect of    As Currently
                                                   Reported (1)     Change      Reported (1)
                                                   ------------------------------------------
                                                                 (in thousands)
REVENUES
  Total revenues                                   $    1,574,025 $         -  $    1,574,025
BENEFITS AND EXPENSES
Amortization of deferred policy acquisition costs         202,568     (23,899)        178,669
General, administrative and other expenses                413,466      35,885         449,351
Total benefits and expenses                             1,028,743      11,986       1,040,729
INCOME FROM OPERATIONS BEFORE INCOME TAXES                545,282     (11,986)        533,296
Income tax expense                                        123,701      (4,195)        119,506
NET INCOME                                         $      421,581 $    (7,791) $      413,790

  (1)"As previously reported" column represents balances reported in the Annual Report on Form 10-K for the year ended December 31, 2011, originally filed with the SEC on March 9, 2012. "As currently reported" column was included in the 8-K filed with the SEC on November 28, 2012.

Statements of Cash Flows:
-------------------------
                                                               Year ended December 31, 2011
                                                        -------------------------------------------
                                                        As Previously    Effect of    As Currently
                                                        Reported (1)      Change      Reported (1)
                                                        -------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income                                              $    (212,290) $     60,735  $    (151,555)
Change in:                                                                                       -
 Deferred policy acquisition costs                            767,532       (93,438)       674,094
 Income taxes                                                (186,985)       32,703       (154,282)
Cash flows from operating activities                    $     795,330  $          -  $     795,330

  (1)"As previously reported" column represents balances reported in the Annual Report on Form
     10-K for the year ended December 31, 2011, originally filed with the SEC on March 9, 2012.
     "As currently reported" column was included in the 8-K filed with the SEC on November 28,
     2012.

                                                               Year ended December 31, 2010
                                                        -------------------------------------------
                                                        As Previously    Effect of    As Currently
                                                        Reported (1)      Change      Reported (1)
                                                        -------------  ------------  -------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income                                              $     421,581  $     (7,791) $     413,790
Change in:
 Deferred policy acquisition costs                           (108,633)       11,986        (96,647)
 Income taxes                                                 336,553        (4,195)       332,358
Cash flows from operating activities                    $     856,812  $          -  $     856,812

  (1)"As previously reported" column represents balances reported in the Annual Report on Form 10-K for the year ended December 31, 2011, originally filed with the SEC on March 9, 2012. "As currently reported" column was included in the 8-K filed with the SEC on November 28, 2012.

Future Adoption of New Accounting Pronouncements

In December 2011 and January 2013, the FASB issued updated guidance regarding the disclosure of recognized derivative instruments (including bifurcated embedded derivatives), repurchase agreements and securities borrowing/lending transactions that are offset in the statement of financial position or are subject to an enforceable master netting arrangement or similar agreement (irrespective of whether they are offset in the statement of financial position). This new guidance requires an entity to disclose information on both a gross basis and net basis about instruments and transactions within the scope of this guidance. This new guidance is effective for annual reporting periods beginning on or after January 1, 2013, and interim reporting periods within those years, and should be applied retrospectively for all comparative periods presented. The Company is currently assessing the impact of the guidance on the Company's financial position, results of operations, and financial statement disclosures.

In February 2013, the FASB issued updated guidance regarding the presentation of comprehensive income. Under the guidance, an entity would separately present information about significant items reclassified out of accumulated other comprehensive income by component as well as changes in accumulated other comprehensive income balances by component in either the financial statements or the notes to the financial statements. The guidance does not change the items that are reported in other comprehensive income, does not change when an item of other comprehensive income must be reclassified to net income, and does not amend any existing requirements for reporting net income or other comprehensive income. The guidance is effective for the first interim or annual reporting period beginning after December 15, 2012 and should be applied prospectively. This guidance is not expected to impact the Company's statements of financial position or cash flows. The Company is currently assessing the impact of this guidance on the Company's statements of operations and equity and the notes to financial statements.

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


3.  INVESTMENTS

Fixed Maturities and Equity Securities

The following tables provide information relating to fixed maturities and equity securities (excluding investments classified as trading) as of the dates indicated:

                                                              December 31, 2012
                               -------------------------------------------------------------------------------
                                                                                                          Other-than-
                                                      Gross            Gross                               temporary
                                  Amortized         Unrealized       Unrealized           Fair            impairments
                                    Cost              Gains            Losses             Value           in AOCI (3)
                               ---------------     -------------     -----------     ---------------     -------------
                                                               (in thousands)
Fixed maturities,
 available-for-sale
U.S. Treasury securities
 and obligations of U.S.
 government authorities
 and agencies                  $         4,568     $         118     $         -     $         4,686     $           -
Obligations of U.S.
 states and their
 political subdivisions                 95,107             7,359             350             102,116                 -
Foreign government bonds                45,733             9,796               -              55,529                 -
Public utilities                       253,566            29,554             569             282,551                 -
Redeemable preferred
 stock                                   2,565               697               -               3,262                 -
Corporate securities                 2,622,982           283,117             658           2,905,441                 -
Asset-backed securities
 (1)                                   179,037             8,772             332             187,477           (3,514)
Commercial
 mortgage-backed
 securities                            369,187            25,725              10             394,902                 -
Residential
 mortgage-backed
 securities (2)                        254,751            12,735               -             267,486              (48)
                               ---------------     -------------     -----------     ---------------     -------------
     Total fixed
       maturities,
       available-for-sale      $     3,827,496     $     377,873     $     1,919     $     4,203,450     $     (3,562)
                               ===============     =============     ===========     ===============     =============
Equity securities,
 available-for-sale
Common Stocks
   Industrial,
    miscellaneous & other      $            18     $           4     $         -     $            22
                               ---------------     -------------     -----------     ---------------
     Total equity
       securities,
       available-for-sale      $            18     $           4     $         -     $            22
                               ===============     =============     ===========     ===============

(1)Includes credit-tranched securities collateralized by sub-prime mortgages, credit cards, education loans, and other asset types.
(2)Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.
(3)Represents the amount of other-than-temporary impairment losses in "AOCI," which were not included in earnings. Amount excludes $4.1 million of net unrealized gains on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.

                                                          December 31, 2011 (4)
                               ----------------------------------------------------------------------------
                                                                                                     Other-than-
                                                     Gross           Gross                            temporary
                                  Amortized        Unrealized      Unrealized         Fair          impairments in
                                    Cost             Gains           Losses           Value            AOCI (3)
                               ---------------     -----------     ----------     -------------     --------------
                                                              (in thousands)
Fixed maturities,
 available-for-sale
U.S. Treasury securities
 and obligations of U.S.
 government authorities
 and agencies                  $        85,196     $       839     $       -      $      86,035            $     -
Obligations of U.S.
 states and their
 political subdivisions                 85,822           8,336             -             94,158                  -
Foreign government bonds                66,449          10,782             -             77,231                  -
Redeemable preferred
 stock                                   5,380           1,325                            6,705
Corporate securities                 3,580,396         368,444         4,336          3,944,504               (236)
Asset-backed securities
 (1)                                   172,390           9,798         4,804            177,384             (3,906)
Commercial
 mortgage-backed
 securities                            463,576          28,189             8            491,757                  -
Residential
 mortgage-backed
 securities (2)                        379,486          16,562            55            395,993                (55)
                           -   ---------------     -----------     ----------     -------------     --------------
   Total fixed
    maturities,
    available-for-sale         $     4,838,695     $   444,275     $   9,203      $   5,273,767            $(4,197)
                           =   ===============     ===========     ==========     =============     ==============
Equity securities,
 available-for-sale
Common Stocks
 Industrial,
   miscellaneous & other       $         2,510     $       561     $       -      $       3,071
                           -   ---------------     -----------     ----------     -------------
   Total equity
    securities,
    available-for-sale         $         2,510     $       561     $       -      $       3,071
                           =   ===============     ===========     ==========     =============

(1)Includes credit-tranched securities collateralized by sub-prime mortgages, credit cards, education loans, and other asset types.
(2)Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.
(3)Represents the amount of other-than-temporary impairment losses in AOCI, which were not included in earnings. Amount excludes $2.4 million of net unrealized gains on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.
(4)Prior period's amounts are presented on a basis consistent with the current period presentation.

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


The amortized cost and fair value of fixed maturities by contractual maturities at December 31, 2012, are as follows:

                                              Available-for-Sale
                                        -------------------------------
                                        Amortized Cost    Fair Value
                                        --------------- ---------------
                                                (in thousands)
Due in one year or less                 $       733,849 $       756,660
Due after one year through five years         1,212,915       1,326,333
Due after five years through ten years          580,784         670,816
Due after ten years                             496,973         599,776
Asset-backed securities                         179,037         187,477
Commercial mortgage-backed securities           369,187         394,902
Residential mortgage-backed securities          254,751         267,486
                                        --------------- ---------------
  Total                                 $     3,827,496 $     4,203,450
                                        =============== ===============

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Asset-backed, commercial mortgage-backed, and residential mortgage-backed securities are shown separately in the table above, as they are not due at a single maturity date.

The following table depicts the sources of fixed maturity proceeds and related gross investment gains (losses), as well as losses on impairments of both fixed maturities and equity securities:

                                                                                 2012            2011             2010
                                                                            -------------  ---------------  ---------------
                                                                                             (in thousands)
Fixed maturities, available-for-sale
 Proceeds from sales                                                        $     504,001  $     1,121,792  $     1,422,218
 Proceeds from maturities/repayments                                              861,512          545,155          497,378
 Gross investment gains from sales, prepayments, and maturities                    23,077           75,580          131,492
 Gross investment losses from sales and maturities                                   (134)            (223)          (1,801)

Equity securities, available-for-sale
 Proceeds from sales                                                        $       3,201  $             -  $             -
 Proceeds from maturities/repayments                                                    -                -                -
 Gross investment gains from sales, prepayments, and maturities                       703                -                -
 Gross investment losses from sales and maturities                                      -                -                -

Fixed maturity and equity security impairments
 Net writedowns for other-than-temporary impairment losses on fixed maturities
 recognized in earnings (1)                                                 $        (258) $          (962) $        (3,004)

(1)Excludes the portion of other-than-temporary impairments recorded in "Other comprehensive income (loss)," representing any difference between the fair value of the impaired debt security and the net present value of its projected future cash flows at the time of impairment.

As discussed in Note 2, a portion of certain OTTI losses on fixed maturity securities are recognized in OCI. For these securities the net amount recognized in earnings ("credit loss impairments") represents the difference between the amortized cost of the security and the net present value of its projected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment. Any remaining difference between the fair value and amortized cost is recognized in OCI.

The following table sets forth the amount of pre-tax credit loss impairments on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in OCI, and the corresponding changes in such amounts.

                                                                        Year Ended        Year Ended
                                                                       December 31,      December 31,
                                                                           2012              2011
                                                                       ------------------------------
                                                                               (in thousands)
Balance, beginning of period                                                 $3,542  $         14,148
Credit loss impairments previously recognized on securities which
 matured, paid down, prepaid or were sold during the period                    (275)          (11,446)
Credit loss impairments previously recognized on securities impaired
 to fair value during the period                                                  -                 -
Credit loss impairment recognized in the current period on securities
 not previously impaired                                                          -                 -
Additional credit loss impairments recognized in the current period
 on securities previously impaired                                              258               961
Increases due to the passage of time on previously recorded credit
 losses                                                                         197               340
Accretion of credit loss impairments previously recognized due to an
 increase in cash flows expected to be collected                               (341)             (461)
                                                                       ------------      ------------
Balance, end of period                                                       $3,381  $          3,542
                                                                       ============      ============

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


Trading Account Assets

The following table sets forth the composition of the Company's "trading account assets" as of the dates indicated:

                                  December 31, 2012          December 31, 2011
                              ------------------------- ---------------------------
                               Amortized      Fair        Amortized       Fair
                                 Cost         Value         Cost          Value
                              ------------ ------------ ------------- -------------
                                                 (in thousands)
Fixed maturities              $      1,973 $      2,022 $      30,800 $      31,571
Equity securities                    5,217        5,894         6,664         7,007
                              ------------ ------------ ------------- -------------
Total trading account assets  $      7,190 $      7,916 $      37,464 $      38,578
                              ============ ============ ============= =============

The net change in unrealized gains and losses from trading account assets still held at period end, recorded within "Asset administration fees and other income" was ($0.4) million of losses, ($4.1) million of losses and $1.6 million of gains during the years ended December 31, 2012, 2011 and 2010, respectively.

Commercial Mortgage and Other Loans

The Company's commercial mortgage and other loans are comprised as follows, as of the dates indicated:

                                 December 31, 2012                      December 31, 2011
                          -------------------------------        ------------------------------
                               Amount              % of              Amount              % of
                           (in thousands)          Total         (in thousands)          Total
                          ---------------      ------------      --------------      ------------
Commercial mortgage and
 other loans by property
 type:
Office                    $        59,074             13.8 %     $       60,220             13.3 %
Retail                             71,546              16.7              68,369              15.1
Apartments/Multi-Family           120,066              28.0             114,900              25.5
Industrial                        114,619              26.7             144,513              32.1
Hospitality                         4,621               1.1               9,289               2.1
                          ---------------  -   ------------  -   --------------  -   ------------
Total commercial
 mortgage loans                   369,926              86.3             397,291              88.1
Agricultural property
 loans                             50,026              11.7              48,964              10.9
Other                               9,206               2.0               4,605               1.0
                          ---------------      ------------      --------------      ------------
Total commercial
 mortgage and other
 loans by property type           429,158            100.0 %            450,860            100.0 %
                                               ============                          ============
Valuation allowance                (2,177)                               (1,501)
                          ---------------                        --------------
Total net commercial
 mortgage and other
 loans by property type   $       426,981                        $      449,359
                          ===============                        ==============

The commercial mortgage and agricultural property loans are geographically dispersed throughout the United States, Canada and Asia with the largest concentrations in California (17%), New York (14%), and Ohio (11%) at December 31, 2012.

Activity in the allowance for losses for all commercial mortgage and other loans, for the years ended December 31, is as follows:

                                                 December 31, 2012         December 31, 2011      December 31, 2010
                                                 ------------------       ------------------      -----------------
                                                                          (in thousands)
Allowance for losses, beginning of year          $            1,501   $                2,980  $               2,897
Addition to / (release of) allowance for losses                 676                   (1,479)                    83
                                                 ------------------       ------------------      -----------------
Total ending balance (1)                         $            2,177   $                1,501  $               2,980
                                                 ==================       ==================      =================

(1)Agricultural loans represent $0.2 million of the ending allowance at December 31, 2012, 2011 and 2010, respectively.

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


The following tables set forth the allowance for credit losses and the recorded investment in commercial mortgage and other loans for the years ended
December 31:

                                                                             December 31, 2012    December 31, 2011
                                                                             --------------------------------------

                                                                                          Total Loans
                                                                             --------------------------------------
                                                                                         (in thousands)
Allowance for Credit Losses:
Ending balance: individually evaluated for impairment (1)                    $                -    $             -
Ending balance: collectively evaluated for impairment (2)                                 2,177              1,501
                                                                             ------------------   -----------------
Total ending balance                                                         $            2,177    $         1,501

Recorded Investment (3):
Ending balance gross of reserves: individually evaluated for impairment (1)  $                -    $             -
Ending balance gross of reserves: collectively evaluated for impairment (2)             429,158            450,860
                                                                             ------------------   -----------------
Total ending balance, gross of reserves                                      $          429,158    $       450,860
                                                                             ==================   =================

(1)There were no agricultural loans individually evaluated for impairments at December 31, 2012 and 2011.
(2)Agricultural loans collectively evaluated for impairment had a recorded investment of $50 million and $49 million at December 31, 2012 and 2011, respectively, and a related allowance of $0.2 million for both periods.
(3)Recorded investment reflects the balance sheet carrying value gross of related allowance.

Impaired loans include those loans for which it is probable that all amounts due will not be collected according to the contractual terms of the loan agreement. As shown in the table above, there were no impaired commercial mortgage and other loans identified in management's specific review of probable loan losses and related allowance at December 31, 2012 and 2011. The average recorded investment in impaired loans with an allowance recorded, before the allowance for losses, was $0 million and $3 million at December 31, 2012 and 2011, respectively.

There was no net investment income recognized on these loans for the years ended December 31, 2012 and 2011. See Note 2 for information regarding the Company's accounting policies for non-performing loans.

Impaired commercial mortgage and other loans with no allowance for losses are loans in which the fair value of the collateral or the net present value of the loans' expected future cash flows equals or exceeds the recorded investment. The Company had no such loans at December 31, 2012 and 2011. See Note 2 for information regarding the Company's accounting policies for non-performing loans.

As described in Note 2, loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage and other loans. As of December 31, 2012 and 2011, 85% or $363 million of the recorded investment and 85% or $384 million of the recorded investment, respectively, had a loan-to-value ratio of less than 80%. As of both December 31, 2012 and 2011, 96% of the recorded investment had a debt service coverage ratio of 1.0X or greater. As of December 31, 2012 and 2011, approximately 4% or $17 million and 4% or $19 million, respectively, of the recorded investment had a loan-to-value ratio greater than 100% or debt service coverage ratio less than 1.0X, reflecting loans where the mortgage amount exceeds the collateral value or where current debt payments are greater than income from property operations; none of which related to agricultural loans.

All commercial mortgage and other loans were in current status including $0 million and $3.1 million of hospitality loans in non-accrual status at December 31, 2012 and 2011, respectively. Nonaccrual loans are those on which the accrual of interest has been suspended after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability and loans for which a loan specific reserve has been established. See Note 2 for further discussion regarding non-accrual status loans.

During 2012 and 2011, the Company sold commercial mortgage loans to an affiliated company. See Note 13 for further discussion regarding related party transactions.

Commercial mortgage and other loans are occasionally restructured in a troubled debt restructuring. These restructurings generally include one or more of the following: full or partial payoffs outside of the original contract terms: changes to interest rates; extensions of maturity; or additions or modifications to covenants. Additionally, the Company may accept assets in full or partial satisfaction of the debt as part of a troubled debt restructuring. When restructurings occur, they are evaluated individually to determine whether the restructuring or modification constitutes a "troubled debt restructuring" as defined by authoritative accounting guidance. The Company's outstanding investment related to commercial mortgage and other loans that have been restructured in a troubled debt restructuring is not material.

As of December 31, 2012, the Company has not committed to provide additional funds to borrowers that have been involved in a troubled debt restructuring.

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


Other Long-Term Investments

"Other long-term investments" are comprised as follows at December 31:

                                                2012               2011
                                         ------------------ ------------------

                                                    (in thousands)
Joint ventures and limited partnerships  $           43,925 $           39,443
Derivatives                                         131,736            152,102
                                         ------------------ ------------------
Total other long-term investments        $          175,661 $          191,545
                                         ================== ==================

Net Investment Income

Net investment income for the years ended December 31, 2012, 2011 and 2010, was from the following sources:

                                                 2012          2011          2010
                                             ------------- ------------- -------------
                                                          (in thousands)
Fixed maturities, available-for-sale         $     246,479 $     282,108 $     349,906
Equity securities, available-for-sale                    7           278           932
Trading account assets                                 923         2,023         3,378
Commercial mortgage and other loans                 28,449        28,044        26,665
Policy loans                                           845           902           986
Short-term investments and cash equivalents            620           724         1,334
Other long-term investments                          8,302         1,016         2,101
                                             ------------- ------------- -------------
Gross investment income                            285,625       315,095       385,302
Less investment expenses                           (7,974)       (9,085)       (8,193)
                                             ------------- ------------- -------------
  Net investment income                      $     277,651 $     306,010 $     377,109
                                             ============= ============= =============

Realized Investment Gains (Losses), Net

Realized investment gains (losses), net, for the years ended December 31, 2012, 2011 and 2010, were from the following sources:

                                                 2012            2011           2010
                                            ----------------------------------------------
                                                            (in thousands)
Fixed maturities                            $        22,684 $       74,395 $       126,687
Equity securities                                       703          1,996           (123)
Commercial mortgage and other loans                   1,043          6,866            (84)
Derivatives                                       (107,663)       (11,366)           9,508
Other                                                     3          (108)              51
                                            --------------- -------------- ---------------
  Realized investment gains (losses), net   $      (83,230) $       71,783 $       136,039
                                            =============== ============== ===============

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


Net Unrealized Investment Gains (Losses)

Net unrealized investment gains and losses on securities classified as "available-for-sale" and certain other long-term investments and other assets are included in the Statements of Financial Position as a component of AOCI. Changes in these amounts include reclassification adjustments to exclude from OCI those items that are included as part of "Net income" for a period that had been part of OCI in earlier periods. The amounts for the periods indicated below, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other net unrealized investment gains and losses, are as follows:

Net Unrealized Investment Gains and Losses on Fixed Maturity Securities on which an OTTI loss has been recognized

                                                                                 Deferred Policy
                                                                                Acquisition Costs,
                                                                                  Deferred Sales       Deferred
                                                               Net Unrealized      Inducements        Income Tax
                                                               Gains (Losses)    and Valuation of     (Liability)
                                                               on Investments   Business Acquired       Benefit
                                                               --------------   ------------------   ------------
                                                                                             (in thousands)
Balance, December 31, 2009                                     $      (8,543)    $          4,341    $      1,488
Cumulative effect of adoption of accounting principle                      -                    -               -
Net investment (losses) gains on investments arising during
 the period                                                             (646)                   -             229
Reclassification adjustment for gains (losses) included in
 net income                                                            2,640                    -            (935)
Reclassification adjustment for OTTI losses excluded from
 net income(1)                                                           (11)                   -               4
Impact of net unrealized investment (losses) gains on
 deferred policy acquisition costs, deferred sales
 inducements and valuation of business acquired                            -               (1,489)            527
                                                               -------------     ----------------    ------------
Balance, December 31, 2010                                     $      (6,560)    $          2,852    $      1,313
                                                               -------------     ----------------    ------------
Net investment (losses) gains on investments arising during
 the period                                                           (1,482)                   -             519
Reclassification adjustment for gains (losses) included in
 net income                                                            6,302                    -          (2,206)
Reclassification adjustment for OTTI losses excluded from
 net income(1)                                                             -                    -               -
Impact of net unrealized investment (losses) gains on
 deferred policy acquisition costs, deferred sales
 inducements and valuation of business acquired                            -               (2,160)            756
                                                               -------------     ----------------    ------------
Balance, December 31, 2011                                     $      (1,740)    $            692    $        382
                                                               -------------     ----------------    ------------
Net investment (losses) gains on investments arising during
 the period                                                            3,067                    -          (1,073)
Reclassification adjustment for gains (losses) included in
 net income                                                             (782)                   -             274
Impact of net unrealized investment (losses) gains on
 deferred policy acquisition costs, deferred sales
 inducements and valuation of business acquired                            -                 (906)            317
                                                               -------------     ----------------    ------------
Balance, December 31, 2012                                     $         545     $          (214)    $      (100)
                                                               =============     ================    ============

                                                                  Accumulated
                                                              Other Comprehensive
                                                             Income (Loss) Related
                                                               To Net Unrealized
                                                                  Investment
                                                                Gains (Losses)
                                                             ---------------------

Balance, December 31, 2009                                      $       (2,714)
Cumulative effect of adoption of accounting principle                        -
Net investment (losses) gains on investments arising during
 the period                                                               (417)
Reclassification adjustment for gains (losses) included in
 net income                                                              1,705
Reclassification adjustment for OTTI losses excluded from
 net income(1)                                                              (7)
Impact of net unrealized investment (losses) gains on
 deferred policy acquisition costs, deferred sales
 inducements and valuation of business acquired                           (962)
                                                                --------------
Balance, December 31, 2010                                      $       (2,395)
                                                                --------------
Net investment (losses) gains on investments arising during
 the period                                                               (963)
Reclassification adjustment for gains (losses) included in
 net income                                                              4,096
Reclassification adjustment for OTTI losses excluded from
 net income(1)                                                               -
Impact of net unrealized investment (losses) gains on
 deferred policy acquisition costs, deferred sales
 inducements and valuation of business acquired                         (1,404)
                                                                --------------
Balance, December 31, 2011                                      $         (666)
                                                                --------------
Net investment (losses) gains on investments arising during
 the period                                                              1,994
Reclassification adjustment for gains (losses) included in
 net income                                                               (508)
Impact of net unrealized investment (losses) gains on
 deferred policy acquisition costs, deferred sales
 inducements and valuation of business acquired                           (589)
                                                                --------------
Balance, December 31, 2012                                      $          231
                                                                ==============

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


All Other Net Unrealized Investment Gains and Losses in AOCI


                                                                                              Deferred Policy
                                                                                             Acquisition Costs,
                                                                                               Deferred Sales
                                                                                                Inducements        Policy
                                                                          Net Unrealized      and Valuation of    Holders'
                                                                          Gains/(Losses)          Business        Account
                                                                         on Investments(1)        Acquired        Balances
                                                                         -----------------   ------------------   --------
                                                                                                            (in thousands)
Balance, December 31, 2009                                                        451,879          (242,840)             -
Cumulative effect of adoption of accounting principle                                   -            16,957              -
Net investment gains (losses) on investments arising during the period             87,097                 -              -
Reclassification adjustment for (losses) gains included in net income             (34,323)                -              -
Reclassification adjustment for OTTI losses excluded from net
 income(1)                                                                             11                 -              -
Impact of net unrealized investment (losses) gains on deferred policy acquisition costs, deferred sales inducements and valuation of
 business acquired                                                                      -            19,837              -
                                                                         -----------------   ------------------   --------
Balance, December 31, 2010                                                $       504,664       $  (206,046)      $      -
                                                                         -----------------   ------------------   --------
Net investment gains (losses) on investments arising during the period             19,706                 -              -
Reclassification adjustment for (losses) gains included in net income             (82,693)                -              -
Reclassification adjustment for OTTI losses excluded from net
 income(1)                                                                              -                 -              -
Impact of net unrealized investment (losses) gains on deferred policy acquisition costs, deferred sales inducements and valuation of
 business acquired                                                                      -            13,927              -
                                                                         -----------------   ------------------   --------
Balance, December 31, 2011                                                $       441,677       $  (192,119)      $      -
                                                                         -----------------   ------------------   --------
Net investment gains (losses) on investments arising during the period            (42,295)                -              -
Reclassification adjustment for (losses) gains included in net income             (22,605)                -              -
Impact of net unrealized investment (losses) gains on deferred policy acquisition costs, deferred sales inducements and valuation of
 business acquired                                                                      -            45,030              -
Impact of net unrealized investment (gains) losses on policyholders'
 account balances                                                                       -                 -         (2,164)
                                                                         -----------------   ------------------   --------
Balance, December 31, 2012                                                $       376,777       $  (147,089)        (2,164)
                                                                         =================   ==================   ========

                                                                                        Accumulated
                                                                                           Other
                                                                                       Comprehensive
                                                                                       Income (Loss)
                                                                        Deferred       Related To Net
                                                                       Income Tax        Unrealized
                                                                       (Liability)       Investment
                                                                         Benefit       Gains (Losses)
                                                                       -----------    ---------------

Balance, December 31, 2009                                                 (74,007)           135,032
Cumulative effect of adoption of accounting principle                       (5,929)            11,028
Net investment gains (losses) on investments arising during the period     (30,485)            56,612
Reclassification adjustment for (losses) gains included in net income       12,013            (22,310)
Reclassification adjustment for OTTI losses excluded from net
 income(1)                                                                      (4)                 7
Impact of net unrealized investment (losses) gains on deferred policy acquisition costs, deferred sales inducements and valuation of
 business acquired                                                          (6,940)            12,897
                                                                       -----------    ---------------
Balance, December 31, 2010                                             $  (105,352)   $       193,266
                                                                       -----------    ---------------
Net investment gains (losses) on investments arising during the period      (6,897)            12,809
Reclassification adjustment for (losses) gains included in net income       28,947            (53,746)
Reclassification adjustment for OTTI losses excluded from net
 income(1)                                                                       -                  -
Impact of net unrealized investment (losses) gains on deferred policy acquisition costs, deferred sales inducements and valuation of
 business acquired                                                          (4,879)             9,048
                                                                       -----------    ---------------
Balance, December 31, 2011                                             $   (88,181)   $       161,377
                                                                       -----------    ---------------
Net investment gains (losses) on investments arising during the period      14,804            (27,491)
Reclassification adjustment for (losses) gains included in net income        7,912            (14,693)
Impact of net unrealized investment (losses) gains on deferred policy acquisition costs, deferred sales inducements and valuation of
 business acquired                                                         (15,760)            29,270
Impact of net unrealized investment (gains) losses on policyholders'
 account balances                                                              757             (1,407)
                                                                       -----------    ---------------
Balance, December 31, 2012                                             $   (80,468)   $       147,056
                                                                       ===========    ===============

(1)Includes cash flow hedges. See Note 11 for additional discussion of our cash flow hedges.

The table below presents net unrealized gains (losses) on investments by asset class as of the dates indicated:

                                                                       December 31,    December 31,    December 31,
                                                                          2012            2011            2010
                                                                     --------------- --------------- ---------------

                                                                                     (in thousands)
Fixed maturity securities on which an OTTI loss has been recognized  $           545 $       (1,740) $       (6,560)
Fixed maturity securities, available-for-sale-all other                      375,409         436,812         498,517
Equity securities, available-for-sale                                              4             561           3,103
Affiliated notes                                                               4,386           5,263           5,511
Derivatives designated as cash flow hedges (1)                               (3,068)           (962)         (2,462)
Other investments                                                                 46               3             (5)
                                                                     --------------- --------------- ---------------
Unrealized gains (losses) on investments and derivatives             $       377,322 $       439,937 $       498,104
                                                                     =============== =============== ===============

(1)See Note 11 for more information on cash flow hedges.

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


Duration of Gross Unrealized Loss Positions for Fixed Maturities and Equity Securities

The following table shows the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities and equity securities have been in a continuous unrealized loss position, as of the dates indicated:

                                                                                         December 31, 2012
                                                              -----------------------------------------------
                                                              Less than twelve months  Twelve months or more
                                                              ----------------------- -----------------------
                                                                           Unrealized              Unrealized
                                                               Fair Value   Losses     Fair Value   Losses
                                                              ----------- ----------- ----------- -----------
                                                                                          (in thousands)
Fixed maturities, available-for-sale
Obligations of U.S. States and their political subdivisions    $    7,090  $      350  $        -  $        -
Corporate securities                                               35,248  $      897      14,867         330
Commercial mortgage-backed securities                               3,326          10           -           -
Asset-backed securities                                            13,817          42       2,994         290
Residential mortgage-backed securities                                  -           -           -           -
                                                               ----------  ----------  ----------  ----------
   Total                                                       $   59,481  $    1,299  $   17,861  $      620
                                                               ==========  ==========  ==========  ==========

Equity securities, available-for-sale                          $        -  $        -  $        -  $        -
                                                               ==========  ==========  ==========  ==========

                                                              ------------------------
                                                                       Total
                                                              -----------------------
                                                                           Unrealized
                                                               Fair Value   Losses
                                                              ----------- -----------

Fixed maturities, available-for-sale
Obligations of U.S. States and their political subdivisions    $    7,090  $      350
Corporate securities                                               50,115       1,227
Commercial mortgage-backed securities                               3,326          10
Asset-backed securities                                            16,811         332
Residential mortgage-backed securities                                  -           -
                                                               ----------  ----------
   Total                                                       $   77,342  $    1,919
                                                               ==========  ==========

Equity securities, available-for-sale                          $        -  $        -
                                                               ==========  ==========

                                                                December 31, 2011
                                        -------------------------------------------------------------------
                                        Less than twelve months Twelve months or more         Total
                                        ----------------------- --------------------- ---------------------
                                                    Unrealized             Unrealized            Unrealized
                                        Fair Value    Losses    Fair Value   Losses   Fair Value   Losses
                                        ----------  ----------  ---------- ---------- ---------- ----------
                                                                 (in thousands)
Fixed maturities, available-for-sale
Corporate securities                    $  129,881  $    4,010  $    1,130 $      326 $  131,011 $    4,336
Commercial mortgage-backed securities        7,014           8           -          -      7,014          8
Asset-backed securities                     48,831         782      28,430      4,022     77,261      4,804
Residential mortgage-backed securities         484          55           -          -        484         55
                                         ----------  ---------- ---------- ---------- ---------- ----------
   Total                                $  186,210  $    4,855  $   29,560 $    4,348 $  215,770 $    9,203
                                         ==========  ========== ========== ========== ========== ==========
Equity securities, available-for-sale   $        -  $        -  $        - $        - $        - $        -
                                         ==========  ========== ========== ========== ========== ==========

The gross unrealized losses, related to fixed maturities at December 31, 2012 and 2011, are composed of $1.6 million and $5.4 million, respectively, related to high or highest quality securities based on National Association of Insurance Commissioners ("NAIC") or equivalent rating and $0.3 million and $3.8 million, respectively, related to other than high or highest quality securities based on NAIC or equivalent rating. At December 31, 2012, none of the gross unrealized losses represented declines in value of greater than 20%, as compared to $3.4 million at December 31, 2011, that represented declines in value of greater than 20%, $0.3 million of which had been in that position for less than six months. At December 31, 2012, the $0.6 million of gross unrealized losses of twelve months or more were concentrated in asset backed securities and the service and manufacturing sectors of the Company's corporate securities. At December 31, 2011, $4.3 million of gross unrealized losses of twelve months or more were concentrated in asset backed securities, $1.7 million in services and $1.1 million in manufacturing sector of the Company's corporate securities.

In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary impairments for these securities was not warranted at December 31, 2012 or 2011. These conclusions are based on a detailed analysis of the underlying credit and cash flows on each security. The gross unrealized losses are primarily attributable to credit spread widening and increased liquidity discounts. At December 31, 2012, the Company does not intend to sell the securities and it is not more likely than not that the Company will be required to sell the securities before the anticipated recovery of its remaining amortized cost basis.

At December 31, 2012 and 2011, there were no gross unrealized losses, related to equity securities that represented declines of greater than 20%.

Securities Pledged and Special Deposits

The Company pledges as collateral investment securities it owns to unaffiliated parties through certain transactions, including securities lending, securities sold under agreements to repurchase and future contracts. At December 31, the carrying value of investments pledged to third parties as reported in the Statements of Financial Position included the following:

                                                   2012           2011
                                               ------------- --------------
                                                      (in thousands)
Fixed maturity securities, available-for-sale  $      37,533 $      121,631
Other trading account assets                               -              -
                                               ------------- --------------
Total securities pledged                       $      37,533 $      121,631
                                               ============= ==============

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


The carrying amount of the associated liabilities supported by the pledged collateral was $39.0 million and $125.9 million at December 31, 2012 and 2011, respectively, which was "Cash collateral for loaned securities".

Fixed maturities of $5 million at December 31, 2012 and 2011, respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws.

4.  DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in DAC as of and for the years ended December 31, are as follows:

                                                                              2012           2011            2010
                                                                         -------------- -------------- ----------------
                                                                                         (in thousands)
Balance, beginning of year                                               $      666,764 $    1,357,156 $      1,242,791
Capitalization of commissions, sales and issue expenses                          25,081         41,994          275,316
Amortization-Impact of Assumption and experience unlocking and true-ups         274,503      (113,539)           59,874
Amortization-All Other                                                         (86,461)      (602,550)        (238,543)
Changes in unrealized investment gains and losses                                26,927           (62)           17,718
Other (1)                                                                             -       (16,235)                -
                                                                         -------------- -------------- ----------------
Balance, end of year                                                     $      906,814 $      666,764 $      1,357,156
                                                                         ============== ============== ================

(1)Balance sheet reclassification between DAC and DSI relating to refinement in methodology for allocating DAC/DSI balances for cohorts with both DAC and DSI persistency credits. Refer to Note 7 for impact to DSI.

5.  VALUE OF BUSINESS ACQUIRED

Details of VOBA and related interest and gross amortization for the years ended December 31, are as follows:

                                                                                 2012          2011          2010
                                                                             ------------- ------------- -------------
                                                                                          (in thousands)
Balance, beginning of period                                                 $      29,010 $      32,497 $      52,596
Amortization-Impact of assumption and experience unlocking and true-ups (1)         21,931       (1,489)       (1,494)
Amortization-All other (1)                                                        (13,871)      (15,967)      (10,295)
Interest (2)                                                                         2,077         2,288         2,965
Change in unrealized gains/losses                                                    3,943        11,681      (11,275)
                                                                             ------------- ------------- -------------
Balance, end of year                                                         $      43,090 $      29,010 $      32,497
                                                                             ============= ============= =============

(1)The weighted average remaining expected life of VOBA was approximately 5.06 years from the date of acquisition.
(2)The interest accrual rate for the VOBA related to the businesses acquired was 6.18%, 4.81% and 4.97% for years ended December 31, 2012, 2011 and 2010.

The following table provides estimated future amortization, net of interest, for the periods indicated (in thousands):

                                       2013       2014       2015       2016       2017
                                    ---------- ---------- ---------- ---------- ----------
                                                        (in thousands)
Estimated future VOBA amortization  $    7,544 $    6,012 $    4,930 $    4,051 $    3,487

6. REINSURANCE

The Company participates in reinsurance with third parties primarily to limit the maximum net loss potential arising from large risks and, in acquiring or disposing of businesses. The Company utilizes both affiliated and unaffiliated reinsurance arrangements. On its unaffiliated arrangements, the Company uses primarily modified coinsurance reinsurance arrangements whereby the reinsurer shares in the experience of a specified book of business. These reinsurance transactions result in the Company receiving from the reinsurer an upfront ceding commission on the book of business ceded in exchange for the reinsurer receiving in the future, a percentage of the future fees generated from that book of business. Such transfer does not relieve the Company of its primary liability and, as such, failure of reinsurers to honor their obligation could result in losses to the Company. The Company reduces this risk by evaluating the financial condition and credit worthiness of reinsurers.

On its affiliated arrangements, the Company uses automatic coinsurance reinsurance arrangements. These agreements cover all significant risks under features of the policies reinsured. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. These affiliated agreements include the reinsurance of the Company's GMWB, GMIWB and GMAB features. These features are considered to be embedded derivatives, and changes in the fair value of the embedded derivative are recognized through "Realized investment gains (losses), net." Please see Note 13 for further details around the affiliated reinsurance agreements.

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


The effect of reinsurance for the years ended December 31, 2012, 2011 and 2010, was as follows (in thousands):

                                                             Unaffiliated    Affiliated
                                                 Gross          Ceded          Ceded            Net
                                            --------------  -------------  --------------  ------------
2012
Policy charges and fee income - Life (1)    $        3,522  $      (1,099) $            -  $      2,423
Policy charges and fee income - Annuity            796,711         (2,139)              -       794,572
Realized investment gains (losses), net            202,568              -        (285,798)      (83,230)
Policyholders' benefits                            124,517           (201)              -       124,316
General, administrative and other expenses  $      429,383  $        (784) $       (3,835) $    424,764

2011
Policy charges and fee income - Life (1)    $        3,711  $        (439) $            -  $      3,272
Policy charges and fee income - Annuity            825,000         (3,464)              -       821,536
Realized investment gains (losses), net         (1,224,770)             -       1,296,553        71,783
Policyholders' benefits                            128,873           (724)              -       128,149
General, administrative and other expenses  $      446,790  $        (924) $       (3,804) $    442,062

2010
Policy charges and fee income - Life (1)    $        3,895  $      (3,233) $            -  $        662
Policy charges and fee income - Annuity            715,368         25,160               -       740,528
Realized investment gains (losses), net            216,875              -         (80,836)      136,039
Policyholders' benefits                             41,908           (997)              -        40,911
General, administrative and other expenses  $      454,015  $      (1,232) $       (3,432) $    449,351

(1)Life insurance inforce face amounts at December 31, 2012, 2011 and 2010 was $132 million, $141 million and $153 million, respectively.

The Company's Statements of Financial Position also included reinsurance recoverables from Pruco Reinsurance, LTD ("Pruco Re") and Prudential Insurance Company of America ("Prudential Insurance") of $1,733 million and $1,748 million at December 31, 2012 and 2011, respectively.

7.   CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

The Company has issued traditional variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company has also issued variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract less any partial withdrawals ("return of net deposits"), (2) total deposits made to the contract less any partial withdrawals plus a minimum return ("minimum return"), or (3) the highest contract value on a specified date minus any withdrawals ("contract value"). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period and withdrawal and income benefits payable during specified periods. The Company has also issued annuity contracts with market value adjusted investment options ("MVAs"), which provide for a return of principal plus a fixed-rate of return if held to maturity, or, alternatively, a "market adjusted value" if surrendered prior to maturity or if funds are allocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable. The company also issues fixed deferred annuity contracts without MVA that have a guaranteed credited rate and annuity benefit.

The assets supporting the variable portion of both traditional variable annuities and certain variable contracts with guarantees are carried at fair value and reported as "Separate account assets" with an equivalent amount reported as "Separate account liabilities." Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in "Policy charges and fee income" and changes in liabilities for minimum guarantees are generally included in "Policyholders' benefits".

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, contract lapses and contractholder mortality.

For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, timing of annuitization, contract lapses and contractholder mortality.

For guarantees of benefits that are payable at withdrawal, the net amount at risk is generally defined as the present value of the minimum guaranteed withdrawal payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, interest rates, market volatility or contractholder behavior.

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


The Company's contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. The liabilities related to the net amount at risk are reflected within "Future policy benefits." As of December 31, 2012 and 2011, the Company had the following guarantees associated with its contracts, by product and guarantee type:

                                                 December 31, 2012                      December 31, 2011
                                         ---------------------------------- -   ----------------------------------

                                         In the Event of  At Annuitization/     In the Event of  At Annuitization/
                                              Death       Accumulation (1)           Death       Accumulation (1)
                                         ---------------------------------- -   ----------------------------------
Variable Annuity Contracts                                           (in thousands)

Return of net deposits
Account value                            $     39,883,202               N/A     $     39,351,144               N/A
Net amount at risk                       $        603,793               N/A     $      1,082,996               N/A
Average attained age of contractholders          63 years               N/A             62 years               N/A
Minimum return or contract value
Account value                            $      8,293,324       $39,685,368     $      8,237,416  $     38,565,164
Net amount at risk                       $      1,242,583       $ 2,147,087     $      1,673,400  $      2,870,646
Average attained age of contractholders          65 years          63 years             64 years          62 years
Average period remaining until expected
annuitization                                         N/A         0.4 years                  N/A            1 year

(1)Includes income and withdrawal benefits described herein

                                         December 31, 2012                 December 31, 2011
                                 --------------------------------- ---------------------------------

                                 Unadjusted Value  Adjusted Value  Unadjusted Value  Adjusted Value
                                 ---------------- ---------------- ---------------- ----------------
Variable Annuity Contracts                                 (in thousands)
Market value adjusted annuities
Account value                    $      2,182,791 $      2,277,200 $      3,011,739 $      3,099,583

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

                                December 31, 2012    December 31, 2011
                             -------------------- --------------------

                                          (in thousands)
         Equity funds                 $25,813,087          $20,693,077
         Bond funds                    15,189,565           18,290,156
         Money market funds             3,342,232            3,707,408
                             -------------------- --------------------
         Total                        $44,344,884          $42,690,641
                             ==================== ====================

In addition to the above mentioned amounts invested in separate account investment options, $3.8 billion and $4.9 billion of account balances of variable annuity contracts with guarantees, inclusive of contracts with MVA features, were invested in general account investment options as of December 31, 2012 and 2011, respectively. In 2012, 2011 and 2010, there were no gains or losses on transfers of assets from the general account to a separate account.

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


Liabilities for Guarantee Benefits

The table below summarizes the changes in general account liabilities for guarantees. The liabilities for guaranteed minimum death benefits ("GMDB") and guaranteed minimum income benefits ("GMIB") are included in "Future policy benefits" and the related changes in the liabilities are included in "Policyholders' benefits." Guaranteed minimum accumulation benefits ("GMAB"), guaranteed minimum withdrawal benefits ("GMWB") and guaranteed minimum income and withdrawal benefits ("GMIWB") features are considered to be bifurcated embedded derivatives and are recorded at fair value. Changes in the fair value of these derivatives, including changes in the Company's own risk of non-performance, along with any fees attributed or payments made relating to the derivative are recorded in "Realized investment gains (losses), net." See
Note 10 for additional information regarding the methodology used in determining the fair value of these embedded derivatives. The liabilities for GMAB, GMWB and GMIWB are included in "Future policy benefits." As discussed below, the Company and a reinsurance affiliate maintain a portfolio of derivative investments that serve as a partial hedge of the risks associated with these products, for which the changes in fair value are also recorded in "Realized investment gains (losses), net." This portfolio of derivative investments does not qualify for hedge accounting treatment under U.S. GAAP.

                                                                                          GMAB/GMWB/
                                                                             GMDB           GMIWB            GMIB
                                                                                               Variable Annuity
                                                                       -----------------------------------------------
                                                                                                (in thousands)
Beginning Balance as of December 31, 2009                              $        181,195 $        10,874 $        7,083
Incurred guarantee benefits - Impact of assumption and experience
 unlocking and true-ups (1)                                                    (56,363)               -          1,238
Incurred guarantee benefits (1)                                                  52,890         153,408          5,056
Paid guarantee benefits                                                        (47,232)               -              -
                                                                       ---------------- --------------- --------------
Beginning Balance as of December 31, 2010                                       130,490         164,282         13,377
                                                                       ---------------- --------------- --------------
Incurred guarantee benefits - Impact of assumption and experience
 unlocking and true-ups (1)                                                      23,078               -            570
Incurred guarantee benefits (1)                                                  60,428       1,619,312            504
Paid guarantee benefits                                                        (36,278)               -           (74)
                                                                       ---------------- --------------- --------------
Beginning Balance as of December 31, 2011                                       177,718       1,783,594         14,377
                                                                       ---------------- --------------- --------------
Incurred guarantee benefits--Impact of assumption and experience
 unlocking and true-ups (1)                                                      38,655               -          6,948
Incurred guarantee benefits (1)                                                  37,585           9,541          2,873
Paid guarantee benefits                                                        (31,431)               -          (682)
                                                                       ---------------- --------------- --------------
Balance as of December 31, 2012                                        $        222,527 $     1,793,135 $       23,516
                                                                       ================ =============== ==============

                                                                            Totals

                                                                       -----------------

Beginning Balance as of December 31, 2009                              $        199,152
Incurred guarantee benefits - Impact of assumption and experience
 unlocking and true-ups (1)                                                    (55,125)
Incurred guarantee benefits (1)                                                 211,354
Paid guarantee benefits                                                        (47,232)
                                                                       ----------------
Beginning Balance as of December 31, 2010                                       308,149
                                                                       ----------------
Incurred guarantee benefits - Impact of assumption and experience
 unlocking and true-ups (1)                                                      23,648
Incurred guarantee benefits (1)                                               1,680,244
Paid guarantee benefits                                                        (36,352)
                                                                       ----------------
Beginning Balance as of December 31, 2011                                     1,975,689
                                                                       ----------------
Incurred guarantee benefits--Impact of assumption and experience
 unlocking and true-ups (1)                                                      45,603
Incurred guarantee benefits (1)                                                  49,999
Paid guarantee benefits                                                        (32,113)
                                                                       ----------------
Balance as of December 31, 2012                                        $      2,039,178
                                                                       ================

(1)Incurred guarantee benefits include the portion of assessments established as additions to reserve as well as changes in estimates affecting the reserves. Also includes changes in the fair value of features considered to be derivatives.

The GMDB liability is determined each period end by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the death benefits in excess of the account balance. The GMIB liability associated with variable annuities is determined each period by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the projected income benefits in excess of the account balance. The portion of assessments used is chosen such that, at issue the present value of expected death benefits or expected income benefits in excess of the projected account balance and the portion of the present value of total expected assessments over the lifetime of the contracts are equal. The GMIB liability associated with fixed annuities is determined each period by estimating the present value of projected income benefits in excess of the account balance. The Company regularly evaluates the estimates used and adjusts the GMDB and GMIB liability balances with an associated charge or credit to earnings, if actual experience or other evidence suggests that earlier assumptions should be revised.

The GMAB features provide the contractholder with a guaranteed return of initial account value or an enhanced value if applicable. The most significant of the Company's GMAB features are the guaranteed return option ("GRO") features, which include an asset transfer feature that reduces the Company's exposure to these guarantees. The GMAB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

The GMWB features provide the contractholder with access to a guaranteed remaining balance if the account value is reduced to zero through a combination of market declines and withdrawals. The guaranteed remaining balance is generally equal to the protected value under the contract, which is initially established as the greater of the account value or cumulative deposits when withdrawals commence, less cumulative withdrawals. The contractholder accesses the guaranteed remaining balance through defined annual payments. The contractholder also has the option, after a specified time period, to reset the guaranteed remaining balance to the then-current account value, if greater. The GMWB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

The GMIWB features, taken collectively, provide a contractholder two optional methods to receive guaranteed minimum payments over time, a "withdrawal" option or an "income" option. The withdrawal option (which was available under only one of the GMIWBs the Company no longer offers) guarantees that a contractholder can withdraw an amount each year until the cumulative withdrawals reach a total guaranteed balance. The

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------

income option (which varies among the Company's GMIWBs) in general guarantees the contractholder the ability to withdraw an amount each year for life (or for joint lives, in the case of any spousal version of the benefit) where such amount is equal to a percentage of a protected value under the benefit. The contractholder also has the potential to increase this annual amount, based on certain subsequent increases in account value that may occur. The GMIWB can be elected by the contract holder upon issuance of an appropriate deferred variable annuity contract or at any time following contract issue prior to annuitization. Certain GMIWB features include an asset transfer feature that reduces the Company's exposure to these guarantees. The GMIWB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

As part of its risk management strategy, the Company limits its exposure to these risks through a combination of product design elements, such as an asset transfer feature and affiliated reinsurance agreements. The asset transfer feature, included in the design of certain optional living benefits, transfers assets between certain variable investments selected by the annuity contractholder and, depending on the benefit feature, a fixed rate account in the general account or a bond portfolio within the separate accounts. The transfers are based on the static mathematical formula, used with the particular optional benefit, which considers a number of factors, including, but not limited to, the impact of investment performance of the contractholder total account value. In general, but not always, negative investment performance may result in transfers to a fixed-rate account in the general account or a bond portfolio within the separate accounts, and positive investment performance may result in transfers back to contractholder-selected variable investments. Other product design elements utilized for certain products to manage these risks include asset allocation restrictions and minimum issuance age requirements. For risk management purposes the Company segregates the variable annuity living benefit features into those that include the asset transfer feature including certain GMIWB riders and certain GMAB riders that feature the GRO policyholder benefits; and those that do not include the asset transfer feature, including certain legacy GMIWB, GMWB, GMAB and GMIB riders. Living benefit riders that include the asset transfer feature also include GMDB riders, and as such the GMDB risk in these riders also benefits from the asset transfer feature.

Sales Inducements

The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize deferred policy acquisition costs. These deferred sales inducements are included in "Other Assets" in the Company's Statements of Financial Position. The Company offered various types of sales inducements. These inducements include: (1) a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's initial deposit and
(2) additional credits after a certain number of years a contract is held. Changes in deferred sales inducements, reported as "Interest credited to policyholders' account balances", are as follows:

                                                                         Sales Inducements
                                                                         -----------------
                                                                           (in thousands)
Balance as of December 31, 2009                                                  $ 801,876
Capitalization                                                                     182,823
Amortization-Impact of assumption and experience unlocking and true-ups             32,445
Amortization-All other                                                            (232,542)
Change in unrealized gains/losses                                                   11,905
                                                                         -----------------
Balance as of December 31, 2010                                                    796,507
                                                                         -----------------
Capitalization                                                                      68,370
Amortization-Impact of assumption and experience unlocking and true-ups            (56,736)
Amortization-All other                                                            (378,682)
Change in unrealized gains/losses                                                      147
Other (1)                                                                           16,235
                                                                         -----------------
Balance as of December 31, 2011                                                    445,841
                                                                         -----------------
Capitalization                                                                      59,269
Amortization-Impact of assumption and experience unlocking and true-ups            133,214
Amortization-All other                                                             (94,752)
Change in unrealized gains/losses                                                   13,258
                                                                         -----------------
Balance as of December 31, 2012                                                  $ 556,830
                                                                         =================

(1)Balance sheet reclassification between DAC and DSI relating to refinement in methodology for allocating DAC/DSI balances for cohorts with both DAC and DSI persistency credits. Refer to Note 4 for impact to DAC.

8.  STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the State of Connecticut Insurance Department. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. Statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes and certain assets on a different basis.

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


Statutory net income of the Company amounted to $217 million, $177 million and $348 million, for the years ended December 31, 2012, 2011 and 2010, respectively. Statutory surplus of the Company amounted to $448 million and $672 million at December 31, 2012 and 2011, respectively.

Without prior approval of its domiciliary commissioner, dividends to shareholders are limited by the laws of the Company's state of incorporation, Connecticut. The State of Connecticut restricts dividend payments to the greater of 10% of the prior year's surplus or net gain from operations from the prior year. Net gain from operations is defined as income after taxes but prior to realized capital gains, as reported on the Summary of Operations. Dividends may only be paid out of unassigned surplus, adjusted for a portion of cumulative unrealized capital gains. There is a capacity to pay a dividend of $41 million after December 11, 2013, without prior approval.

On December 11, 2012 and June 29, 2012, the Company paid extra-ordinary dividends of $160 million and $248 million, respectively, to our ultimate parent, Prudential Financial. On November 29, 2011 and June 30, 2011, the Company paid an ordinary dividend of $318 million and an extra-ordinary dividend of $270 million, respectively, to Prudential Financial.

9.  INCOME TAXES

The components of income tax expense (benefit) for the years ended December 31, were as follows:

                                                                               2012              2011               2010
                                                                         ----------------- ----------------- ------------------

                                                                                             (in thousands)
Current tax expense:
U.S.                                                                      $         26,637  $         32,230  $        (27,926)
State and local                                                                          -                 -              (693)
                                                                         ----------------- ----------------- ------------------
Total                                                                     $         26,637  $         32,230  $        (28,619)
                                                                         ================= ================= ==================

Deferred tax expense:
U.S.                                                                               196,997         (198,293)            148,362
State and local                                                                          -                 -              (237)
                                                                         ----------------- ----------------- ------------------
Total                                                                     $        196,997  $      (198,293)  $         148,125
                                                                         ================= ================= ==================

Total income tax (benefit) expense on income from continuing operations            223,634         (166,063)            119,506
Income tax expense (benefit) reported in equity related to:
  Other comprehensive income (loss)                                                (7,218)          (16,240)             25,591
  Additional paid-in capital                                                         5,730                 -                  -
                                                                         ----------------- ----------------- ------------------
Total income tax (benefit) expense                                        $        222,146  $      (182,303)  $         145,097
                                                                         ================= ================= ==================

The Company's income (loss) from continuing operations before income taxes includes income (loss) from domestic operat ions of $857.7 million, $(317.6) million and $533.3 million, and no income from foreign operations for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company's actual income tax expense on continuing operations for the years ended December 31, 2012, 2011, and 2010, differs from the expected amount computed by applying the statutory federal income tax rate of 35% to income from continuing operations before income taxes for the following reasons:

                                                     2012               2011              2010
                                               ----------------- ------------------ -----------------

                                                                   (in thousands)

Expected federal income tax (benefit) expense   $        300,192  $       (111,165)  $        186,653
Non taxable investment income                           (66,895)           (47,451)          (55,497)
Tax credits                                             (10,279)            (7,517)          (11,290)
State income taxes, net of federal benefit                     -                  -             (604)
Other                                                        616                 70               244
                                               ----------------- ------------------ -----------------
Total income tax (benefit) expense              $        223,634  $       (166,063)  $        119,506
                                               ================= ================== =================

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:

                                                     2012                2011
                                              ---------------------------------------
                                                          (in thousands)
Deferred tax assets
  Insurance reserves                           $          398,481  $          470,084
  Investments                                              86,745              88,757
  Compensation reserves                                     3,223               4,546
  Other                                                     1,547               1,697
                                              ------------------- -------------------
  Deferred tax assets                                     489,996             565,084
                                              ------------------- -------------------

Deferred tax liabilities
  VOBA and deferred policy acquisition cost               269,507             166,754
  Deferred annuity bonus                                  194,890             156,044
  Net unrealized gain on securities                       133,136             154,314
                                              ------------------- -------------------
  Deferred tax liabilities                                597,533             477,112
                                              ------------------- -------------------
Net deferred tax asset (liability)             $        (107,537)  $           87,971
                                              =================== ===================

The application of U.S. GAAP requires the Company to evaluate the recoverability of deferred tax assets and establish a valuation allowance if necessary to reduce the deferred tax asset to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal;
(4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards;
(5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized. The company had no valuation allowance as of December 31, 2012, and 2011.

Management believes that based on its historical pattern of taxable income, the Company will produce sufficient income in the future to realize its deferred tax assets. Adjustments to the valuation allowance will be made if there is a change in management's assessment of the amount of deferred tax asset that is realizable.

The Company classifies all interest and penalties related to tax uncertainties as income tax expense (benefit). In December 31, 2012 and 2011, the Company recognized nothing in the statement of operations and recognized no liabilities in the statement of financial position for tax-related interest and penalties.

The Company's liability for income taxes includes the liability for unrecognized tax benefits and interest that relate to tax years still subject to review by the Internal Revenue Service ("IRS") or other taxing authorities. The completion of review or the expiration of the Federal statute of limitations for a given audit period could result in an adjustment to the liability for income taxes. Tax years 2009 through 2011 are still open for IRS examination.

The Company had zero unrecognized tax benefits as of December 31, 2012 and 2011.

The Company does not anticipate any significant changes within the next 12 months to its total unrecognized tax benefits related to tax years for which the statute of limitations has not expired.

The dividends received deduction ("DRD") reduces the amount of dividend income subject to U.S. tax and is the primary component of the non-taxable investment income shown in the table above, and, as such, is a significant component of the difference between the Company's effective tax rate and the federal statutory tax rate of 35%. The DRD for the current period was estimated using information from 2011, current year results, and was adjusted to take into account the current year's equity market performance. The actual current year DRD can vary from the estimate based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from mutual fund investments, changes in the account balances of variable life and annuity contracts, and the Company's taxable income before the DRD.

In August 2007, the IRS released Revenue Ruling 2007-54, which included, among other items, guidance on the methodology to be followed in calculating the DRD related to variable life insurance and annuity contracts. In September 2007, the IRS released Revenue Ruling 2007-61. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54 and informed taxpayers that the U.S. Treasury Department and the IRS intend to address through new guidance the issues considered in Revenue Ruling 2007-54, including the methodology to be followed in determining the DRD related to variable life insurance and annuity contracts. In May 2010, the IRS issued an Industry Director Directive ("IDD") confirming that the methodology for calculating the DRD set forth in Revenue Ruling 2007-54 should not be followed. The IDD also confirmed that the IRS guidance issued before Revenue Ruling 2007-54, which guidance the Company relied upon in calculating its DRD, should be used to determine the DRD. For

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------

the last several years, the revenue proposals included in the Obama Administration's budgets included a proposal that would change the method used to determine the amount of the DRD. A change in the DRD, including the possible retroactive or prospective elimination of this deduction through guidance or legislation, could increase actual tax expense and reduce the Company's net income. These activities had no impact on the Company's 2010, 2011 or 2012 results.

The Company is not currently under audit by the IRS or any state or local jurisdiction for the years prior to 2009.

In 2009, the Company joined in filing the federal tax return with its ultimate parent, Prudential Financial, Inc. For tax years 2009 through 2012, the Company is participating in the IRS's Compliance Assurance Program ("CAP"). Under CAP, the IRS assigns an examination team to review completed transactions contemporaneously during these tax years in order to reach agreement with the Company on how they should be reported in the tax returns. If disagreements arise, accelerated resolutions programs are available to resolve the disagreements in a timely manner before the tax returns are filed. It is management's expectation this program will shorten the time period between the filing of the Company's federal income tax returns and the IRS's completion of its examination of the returns.

10.  FAIR VALUE OF ASSETS AND LIABILITIES

Fair Value Measurement - Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. The Company's Level 1 assets and liabilities primarily include certain cash equivalents, short term investments, and equity securities that trade on an active exchange market.

Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. The Company's Level 2 assets and liabilities include: fixed maturities (corporate public and private bonds, most government securities, certain asset-backed and mortgage-backed securities, etc.), certain equity securities (mutual funds, which do not actively trade and are priced based on a net asset value), certain short term investments and certain cash equivalents (primarily commercial paper), and certain over-the-counter derivatives.

Level 3 - Fair value is based on at least one or more significant unobservable inputs for the asset or liability. The assets and liabilities in this category may require significant judgment or estimation in determining the fair value. The Company's Level 3 assets and liabilities primarily include: certain private fixed maturities and equity securities, certain manually priced public equity securities and fixed maturities, certain highly structured over-the-counter derivative contracts, and embedded derivatives resulting from certain products with guaranteed benefits.

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


Assets and Liabilities by Hierarchy Level - The tables below present the balances of assets and liabilities measured at fair value on a recurring basis, as of the dates indicated.

                                                                              As of December 31, 2012
                                               -------------------------------------------------------------------
                                                   Level 1          Level 2          Level 3         Netting(2)
                                               ---------------- ---------------- ---------------- ----------------
                                                                                  (in thousands)
Fixed maturities, available-for-sale:
U.S Treasury securities and obligations of
 U.S. government authorities and agencies       $             -  $         4,686  $             -  $             -
Obligations of U.S. states and their
 political subdivisions                                       -          102,116                -                -
Foreign government bonds                                      -           55,529                -                -
Corporate securities                                          -        3,095,699           95,555                -
Asset-backed securities                                       -          118,179           69,298                -
Commercial mortgage-backed securities                         -          394,902                -                -
Residential mortgage-backed securities                        -          267,486                -                -
                                               ---------------- ---------------- ---------------- ----------------
   Sub-total                                                  -        4,038,597          164,853                -
Trading account assets:
Asset-backed securities                                       -            2,022                -                -
Equity securities                                         5,687                -              207                -
                                               ---------------- ---------------- ---------------- ----------------
   Sub-total                                              5,687            2,022              207                -
                                               ---------------- ---------------- ---------------- ----------------

Equity securities, available-for-sale                         -               22                -                -
Short-term investments                                  103,761                -                -                -
Cash equivalents                                              -                -                -                -
Other long-term investments                                   -          173,348            1,054         (42,351)
Reinsurance recoverables                                      -                -        1,732,094                -
Other assets                                                  -           20,632            1,995                -
                                               ---------------- ---------------- ---------------- ----------------
   Sub-total excluding separate account
    assets                                              109,448        4,234,621        1,900,203         (42,351)

Separate account assets (1)                             122,142       44,479,578                -                -
                                               ---------------- ---------------- ---------------- ----------------
   Total assets                                 $       231,590  $    48,714,199  $     1,900,203  $      (42,351)
                                               ================ ================ ================ ================
Future policy benefits                          $             -  $             -  $     1,793,137  $             -
Other liabilities                                             -           42,351                -         (42,351)
                                               ---------------- ---------------- ---------------- ----------------
   Total liabilities                            $             -  $        42,351  $     1,793,137  $      (42,351)
                                               ================ ================ ================ ================

                                               ------------------
                                                     Total
                                               -----------------

Fixed maturities, available-for-sale:
U.S Treasury securities and obligations of
 U.S. government authorities and agencies       $          4,686
Obligations of U.S. states and their
 political subdivisions                                  102,116
Foreign government bonds                                  55,529
Corporate securities                                   3,191,254
Asset-backed securities                                  187,477
Commercial mortgage-backed securities                    394,902
Residential mortgage-backed securities                   267,486
                                               -----------------
   Sub-total                                           4,203,450
Trading account assets:
Asset-backed securities                                    2,022
Equity securities                                          5,894
                                               -----------------
   Sub-total                                               7,916
                                               -----------------

Equity securities, available-for-sale                         22
Short-term investments                                   103,761
Cash equivalents                                               -
Other long-term investments                              132,051
Reinsurance recoverables                               1,732,094
Other assets                                              22,627
                                               -----------------
   Sub-total excluding separate account
    assets                                             6,201,921

Separate account assets (1)                           44,601,720
                                               -----------------
   Total assets                                 $     50,803,641
                                               =================
Future policy benefits                          $      1,793,137
Other liabilities                                              -
                                               -----------------
   Total liabilities                            $      1,793,137
                                               =================

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


                                                                               As of December 31, 2011 (3)
                                                    ----------------------------------------------------------------
                                                        Level 1         Level 2         Level 3       Netting (2)
                                                    --------------- --------------- --------------- ---------------
                                                                                     (in thousands)
Fixed maturities, available-for-sale:
U.S Treasury securities and obligations of U.S.
 government authorities and agencies                 $            -  $       86,036  $            -  $            -
Obligations of U.S. states and their political
 subdivisions                                                     -          94,158               -               -
Foreign government securities                                     -          77,230               -               -
Corporate securities                                          6,705       3,854,846          89,658               -
Asset-backed securities                                           -         128,821          48,563               -
Commercial mortgage-backed securities                             -         491,757               -               -
Residential mortgage-backed securities                            -         395,993               -               -
                                                    --------------- --------------- --------------- ---------------
   Sub-total                                                  6,705       5,128,841         138,221               -
Trading account assets:
Asset-backed securities                                           -          31,571               -               -
Equity securities                                             6,804               -             203               -
                                                    --------------- --------------- --------------- ---------------
   Sub-total                                                  6,804          31,571             203               -
                                                    --------------- --------------- --------------- ---------------

Equity securities, available-for-sale                         3,071               -               -               -
Short-term investments                                      227,235          10,366               -               -
Cash equivalents                                              8,112               -               -               -
Other long-term investments                                       -         191,144           1,213         (40,012)
Reinsurance recoverables                                          -               -       1,747,757               -
Other assets                                                      -          25,225               -               -
                                                    --------------- --------------- --------------- ---------------
   Sub-total excluding separate account assets              251,927       5,387,147       1,887,394         (40,012)

Separate account assets (1)                               1,039,821      41,902,937               -               -
                                                    --------------- --------------- --------------- ---------------
   Total assets                                      $    1,291,748  $   47,290,084  $    1,887,394  $      (40,012)
                                                    =============== =============== =============== ===============
Future policy benefits                               $            -  $            -  $    1,783,595  $            -
Other liabilities                                                 -          40,012               -         (40,012)
                                                    --------------- --------------- --------------- ---------------
   Total liabilities                                 $            -  $       40,012  $    1,783,595  $      (40,012)
                                                    =============== =============== =============== ===============

                                                    -----------------
                                                         Total
                                                    ----------------

Fixed maturities, available-for-sale:
U.S Treasury securities and obligations of U.S.
 government authorities and agencies                 $        86,036
Obligations of U.S. states and their political
 subdivisions                                                 94,158
Foreign government securities                                 77,230
Corporate securities                                       3,951,209
Asset-backed securities                                      177,384
Commercial mortgage-backed securities                        491,757
Residential mortgage-backed securities                       395,993
                                                    ----------------
   Sub-total                                               5,273,767
Trading account assets:
Asset-backed securities                                       31,571
Equity securities                                              7,007
                                                    ----------------
   Sub-total                                                  38,578
                                                    ----------------

Equity securities, available-for-sale                          3,071
Short-term investments                                       237,601
Cash equivalents                                               8,112
Other long-term investments                                  152,345
Reinsurance recoverables                                   1,747,757
Other assets                                                  25,225
                                                    ----------------
   Sub-total excluding separate account assets             7,486,456

Separate account assets (1)                               42,942,758
                                                    ----------------
   Total assets                                      $    50,429,214
                                                    ================
Future policy benefits                               $     1,783,595
Other liabilities                                                  -
                                                    ----------------
   Total liabilities                                 $     1,783,595
                                                    ================

(1) Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company's Statements of Financial Position.

(2) "Netting" amounts represent the impact of offsetting asset and liability positions held with the same counterparty.

(3) Includes reclassifications to conform to current period presentation.

The methods and assumptions the Company uses to estimate the fair value of assets and liabilities measured at fair value on a recurring basis are summarized below.

Fixed Maturity Securities - The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices for each security are generally sourced from multiple pricing vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.

Internally-developed valuations or indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from the independent pricing service is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may over-ride the information with an internally developed valuation. As of December 31, 2012 and December 31, 2011 over-rides on a net basis were not material. Pricing service over-rides, internally developed valuations and indicative broker quotes are generally included in Level 3 in the fair value hierarchy.

The fair value of private fixed maturities, which are comprised of investments in private placement securities, originated by internal private asset managers, are primarily determined using a discounted cash flow model. If the fair value is determined using pricing inputs that are observable in the market, the securities have been reflected within Level 2; otherwise a Level 3 classification is used.

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


Private fixed maturities also include debt investments in funds that pay a stated coupon and a return based upon the results of the underlying portfolios. The fair values of these securities are determined by reference to the funds' net asset value ("NAV"). Since the NAV at which the funds trade can be observed by redemption and subscription transactions between third parties, the fair values of these investments have been reflected within Level 2 in the fair value hierarchy.

Trading Account Assets - Trading account assets consist primarily of asset-backed, equity securities, and perpetual preferred stocks whose fair values are determined consistent with similar instruments described above under "Fixed Maturity Securities" and below under "Equity Securities."

Equity Securities - Equity securities consist principally of investments in common and preferred stock of publicly traded companies, as well as mutual fund shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. The fair values of mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly available) are based on transaction prices of identical fund shares and are classified within Level 2 in the fair value hierarchy. The fair values of perpetual preferred stock are based on inputs obtained from independent pricing services that are primarily based on indicative broker quotes. As a result, the fair values of perpetual preferred stock are classified as Level 3.

Derivative Instruments - Derivatives are recorded at fair value either as assets, within "Other long-term investments," or as liabilities, within "Other liabilities," except for embedded derivatives which are recorded with the associated host contract. The fair values of derivative contracts can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns, non-performance risk ("NPR"), liquidity and other factors. Liquidity valuation adjustments are made to reflect the cost of exiting significant risk positions, and consider the bid-ask, spread, maturity, complexity, and other specific attributes of the underlying derivative position.

The majority of the Company's derivative positions are traded in the over-the-counter ("OTC") derivative market and are classified within Level 2 in the fair value hierarchy. OTC derivatives classified within Level 2 are valued using models that utilize actively quoted or observable market input values from external market data providers, third-party pricing vendors and/or recent trading activity. The Company's policy is to use mid-market pricing in determining its best estimate of fair value. The fair values of most OTC derivatives, including interest rate and cross currency swaps and single name credit default swaps are determined using discounted cash flow models. The fair values of European style option contracts are determined using Black-Scholes option pricing models. These models' key inputs include the contractual terms of the respective contract, along with significant observable inputs, including interest rates, currency rates, credit spreads, equity prices, index dividend yields, non-performance risk, volatility, and other factors.

To reflect the market's perception of its own and the counterparty's non-performance risk, the Company incorporates additional spreads over London Interbank Offered Rate ("LIBOR") into the discount rate used in determining the fair value of OTC derivative assets and liabilities that are not otherwise collateralized.

Derivatives classified as Level 3 include structured products. These derivatives are valued based upon models (such as Monte Carlo simulation models and other techniques) with some significant unobservable market inputs or inputs (e.g. interest rates, equity indices, dividend yields, etc.) from less actively traded markets (e.g model-specific input values, including volatility parameters, etc.). Level 3 methodologies are validated through periodic comparison of the Company's fair values to broker-dealer values. As of December 31, 2012 and December 31, 2011, there were derivatives with the fair value of $0.7 million and $1.0 million, respectively, classified within Level 3, and all other derivatives were classified within Level 2. See Note 11 for more details on the fair value of derivative instruments by primary underlying.

Cash Equivalents and Short-Term Investments - Cash equivalents and short-term investments include money market instruments and other highly liquid debt instruments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The remaining instruments in this category are generally fair valued based on market observable inputs, and these investments have primarily been classified within Level 2.

Separate Account Assets - Separate Account Assets include fixed maturity securities, treasuries, and equity securities for which values are determined consistent with similar instruments described above under "Fixed Maturity Securities" and "Equity Securities."

Other Assets - Other assets carried at fair value include affiliated bonds within our legal entity whose fair value are determined consistent with similar securities described above under "Fixed Maturity Securities" managed by affiliated asset managers.

Reinsurance Recoverables - Reinsurance recoverables carried at fair value include the reinsurance of our living benefit guarantees on certain of our variable annuities. These guarantees are accounted for as embedded derivatives and are described below in "Future Policy Benefits." The reinsurance agreements covering these guarantees are derivatives with fair value determined in the same manner as the embedded derivative guarantee.

Future Policy Benefits - The liability for future policy benefits primarily includes general account liabilities for the optional living benefit features of the Company's variable annuity contracts, including guaranteed minimum accumulation benefits ("GMAB"), guaranteed minimum withdrawal benefits ("GMWB") and guaranteed minimum income and withdrawal benefits ("GMIWB"), accounted for as embedded derivatives. The fair values of the GMAB, GMWB and GMIWB liabilities are calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various policyholder behavior assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management judgment.

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


The significant inputs to the valuation models for these embedded derivatives include capital market assumptions, such as interest rate and implied volatility assumptions, the Company's market-perceived risk of its own non-performance, as well as actuarially determined assumptions, including contractholder behavior, such as lapse rates, benefit utilization rates, withdrawal rates, and mortality rates. Since many of these assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.

Capital market inputs and actual policyholders' account values are updated each quarter based on capital market conditions as of the end of the quarter, including interest rates, equity markets, and implied volatility. In the risk neutral valuation, interest rates are used to both grow the policyholders' account values and discount all projected future cash flows. The Company's discount rate assumption is based on the LIBOR swap curve, adjusted for an additional spread over LIBOR to reflect NPR.

Actuarial assumptions, including contractholder behavior and mortality, are reviewed at least annually, and updated based upon historical experience giving consideration to any observable market data, including available industry studies or market transactions such as acquisitions and reinsurance transactions. These assumptions are generally updated in the third quarter of each year unless a material change that the Company feels is indicative of a long term trend is observed in an interim period.

Transfers between Levels 1 and 2 - During the year ended December 31, 2012, $4.5 million of mutual fund shares were transferred from Level 1 to Level 2 in the Company's Separate Account due to the fund's net asset value no longer being available to the public. Additionally, $7.0 million of preferred stock was transferred from Level 1 to Level 2. These transfers were the result of an ongoing monitoring assessment of pricing inputs to ensure appropriateness of the level classification in the fair value hierarchy. There were no transfers between Levels 1 and 2 for the years ended December 31, 2011 and December 31, 2010.

Level 3 Assets and Liabilities by Price Source - The table below presents the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources.

                                          As of December 31, 2012
                             --------------------------------------------------
                              Internal (1)       External (2)        Total
                             ---------------   --------------   ---------------
                                               (in thousands)
Corporate securities         $        92,263   $        3,292   $        95,555
Asset-backed securities                    -           69,298            69,298
Equity securities                          -              207               207
Other long-term Investments              739              315             1,054
Reinsurance recoverables           1,732,094                -         1,732,094
Other assets                               -            1,995             1,995
                             ---------------   --------------   ---------------
  Total assets               $     1,825,096   $       75,107   $     1,900,203
                             ===============   ==============   ===============
Future policy benefits             1,793,137                -         1,793,137
                             ---------------   --------------   ---------------
  Total liabilities          $     1,793,137   $            -   $     1,793,137
                             ===============   ==============   ===============

(1)Represents valuations reflecting both internally-derived and market inputs, as well as third-party pricing information or quotes. See below for additional information related to internally-developed valuation for significant items in the above table.
(2)Represents unadjusted prices from independent pricing services and independent indicative broker quotes where pricing inputs are not readily available.

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


Quantitative Information Regarding Internally Priced Level 3 Assets and Liabilities - The table below presents quantitative information on significant internally priced Level 3 assets and liabilities for which the investment risks associated with market value changes are borne by the Company.

                                                                    As of December 31, 2012
                          ----------------------------------------------------------------------------------------
                                                                                               Range (Weighted
                            Fair Value     Valuation Techniques       Unobservable Inputs         Average)
                          -------------- ----------------------    ------------------------  --------------------
                                                  (in thousands)
Assets:

Corporate securities      $       92,263 Discounted cash flow      Discount rate             3.27 -17.50%(3.74%)
                                         Cap at call price         Call price                         100%(100%)
-------------------------------------------------------------------------------------------------------------------
Reinsurance recoverables  $    1,732,094 Fair values are determined in the same manner as future policy benefits
-------------------------------------------------------------------------------------------------------------------
Liabilities:

Future policy benefits    $    1,793,137 Discounted cash flow      Lapse rate (2)                       0% - 14%

                                                                   NPR spread (3)                  0.20% - 1.60%
                                                                   Utilization rate (4)                70% - 94%
                                                                   Withdrawal rate (5)                85% - 100%
                                                                   Mortality rate (6)                   0% - 13%
                                                                   Equity Volatility curve             19% - 34%
-------------------------------------------------------------------------------------------------------------------

                          -----------------------
                            Impact of Increase in
                          Input on Fair Value (1)
                          -----------------------

Assets:

Corporate securities             Decrease
                                 Increase
--------------------------------------------------
Reinsurance recoverables
--------------------------------------------------
Liabilities:

Future policy benefits           Decrease

                                 Decrease
                                 Increase
                                 Increase
                                 Decrease
                                 Increase
--------------------------------------------------

(1)Conversely, the impact of a decrease in input would have the opposite impact for the fair value as that presented in the table.
(2)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed amount and the current policyholder account value as well as other factors, such as the applicability of any surrender charges. A dynamic lapse adjustment reduces the base lapse rate when the guaranteed amount is greater than the account value, as in-the-money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower for the period where surrender charges apply.
(3)To reflect NPR, the Company incorporates an additional spread over LIBOR into the discount rate used in the valuation of individual living benefit contracts in a liability position and generally not to those in a contra-liability position. In determining the NPR spread, the Company believes it appropriate to reflect the financial strength ratings of the Company as these are insurance liabilities and senior to debt. The additional spread over LIBOR is determined taking into consideration publicly available information relating to the financial strength of the Company adjusted for any illiquidity risk premium.
(4)The utilization rate assumption estimates the percentage of contracts that will utilize the benefit during the contract duration, and begin lifetime withdrawals at various time intervals from contract inception. The remaining contractholders are assumed to either begin lifetime withdrawals immediately or never utilizing the benefit. These assumptions vary based on the product type, the age of the contractholder, and the age of the contract. The impact of changes in these assumptions is highly dependent on the contract type and age of the contractholder at the time of the sale and the timing of the first lifetime income withdrawal.
(5)The withdrawal rate assumption estimates the magnitude of annual contractholder withdrawals relative to the maximum allowable amount under the contract. The fair value of the liability will generally increase the closer the withdrawal rate is to 100%.
(6)Range reflects the mortality rate for the vast majority of business with living benefits, with policyholders ranging from 35 to 90 years old. While the majority of living benefits have a minimum age requirement, certain benefits do not have an age restriction. This results in contractholders for certain benefits with mortality rates approaching 0%. Based on historical experience, the Company applies a set of age and duration specific mortality rate adjustments compared to standard industry tables. A mortality improvement assumption is also incorporated into the overall mortality table.

Valuation Process for Fair Value Measurements Categorized within Level 3 - The Company has established an internal control infrastructure over the valuation of financial instruments that requires ongoing oversight by its various Business Groups. These management control functions are segregated from the trading and investing functions. For invested assets, the Company has established oversight teams, often in the form of Pricing Committees within each asset management group. The teams, which typically include representation from investment, accounting, operations, legal and other disciplines are responsible for overseeing and monitoring the pricing of the Company's investments and performing periodic due diligence reviews of independent pricing services. An actuarial valuation unit oversees the valuation of optional living benefit features of the Company's variable annuity contracts. The valuation unit works with segregated modeling and database administration teams to validate the appropriateness of input data and logic, data flow and implementation.

The Company has also established policies and guidelines that require the establishment of valuation methodologies and consistent application of such methodologies. These policies and guidelines govern the use of inputs and price source hierarchies and provide controls around the valuation processes. These controls include appropriate review and analysis of investment prices against market activity or indicators of reasonableness, approval of price source changes, price overrides, methodology changes and classification of fair value hierarchy levels. For optional living benefit features of the Company's variable annuity products, the valuation unit periodically performs baseline testing of contract input data and actuarial assumptions are reviewed at least annually, and updated based upon historical experience giving consideration to any observable market data, including available industry studies. The valuation policies and guidelines are reviewed and updated as appropriate.

Within the trading and investing functions, the Company has established policies and procedures that relate to the approval of all new transaction types, transaction pricing sources and fair value hierarchy coding within the financial reporting system. For variable annuity product changes or new launches of optional living benefit features, the actuarial valuation unit validates input logic and new product features and agrees new input data directly to source documents.

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


Changes in Level 3 assets and liabilities - The following tables provide summaries of the changes in fair values of Level 3 assets and liabilities as of the dates indicated, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held at the end of their respective periods.

                                                                                Year Ended December 31, 2012
                                                     ----------------------------------------------------------------
                                                     Fixed Maturities Available-For-Sale
                                                     ----------------------------------

                                                                                          Trading
                                                                                          Account
                                                                           Asset-         Assets -     Other Long
                                                       Corporate           Backed          Equity         Term
                                                       Securities        Securities      Securities    Investments
                                                     -----------------------------------------------------------------
                                                                                       (in thousands)
Fair Value, beginning of period
 assets/(liabilities)                                $      89,658     $       48,563    $      203   $      1,213
 Total gains (losses) (realized/unrealized):
   Included in earnings:
    Realized investment gains (losses), net                  1,606                  -             -         (2,326)
    Asset management fees and other income                       -                  -             4             (3)
   Included in other comprehensive income (loss)             2,271              1,109             -              -
 Net investment income                                       4,634                649             -              -
 Purchases                                                   5,400             30,311             -          2,166
 Sales                                                         (29)                 -             -              -
 Issuances                                                       -                  -             -              -
 Settlements                                                (8,286)           (11,334)            -              4
 Transfers into Level 3 (1)                                 11,992                  -             -              -
 Transfers out of Level 3 (1)                              (11,691)                 -             -              -
                                                     -------------     --------------    ----------   ------------
Fair Value, end of period assets/(liabilities)       $      95,555     $       69,298    $      207   $      1,054
                                                     =============     ==============    ==========   ============
Unrealized gains (losses) for the period relating
 to those
 Level 3 assets that were still held at the end
   of the period (2):
   Included in earnings:
    Realized investment gains (losses), net          $           -     $            -    $        -   $     (1,349)
    Asset management fees and other income           $           -     $            -    $        4   $         (3)
    Interest credited to policyholders' account
     balances                                        $           -     $            -    $        -   $          -

                                                       Year Ended December 31, 2012
                                                     -------------------------------
                                                                        Future Policy
                                                      Other Assets        Benefits
                                                     -------------     --------------
                                                              (in thousands)
Fair Value, beginning of period
 assets/(liabilities)                                $           -     $   (1,783,595)
 Total gains (losses) (realized/unrealized):
   Included in earnings:
    Realized investment gains (losses), net                      -            230,349
    Asset management fees and other income                       -                  -
    Interest credited to policyholder account
     balances
   Included in other comprehensive income (loss)                (5)                 -
 Net investment income                                           -                  -
 Purchases                                                   2,000                  -
 Sales                                                           -                  -
 Issuances                                                       -           (239,891)
 Settlements                                                     -                  -
 Transfers into Level 3 (1)                                      -                  -
 Transfers out of Level 3 (1)                                    -                  -
                                                     -------------     --------------
Fair Value, end of period assets/(liabilities)       $       1,995     $   (1,793,137)
                                                     =============     ==============
Unrealized gains (losses) for the period relating
 to those
 Level 3 assets that were still held at the end
   of the period (2):
   Included in earnings:
    Realized investment gains (losses), net          $           -     $      179,477
    Asset management fees and other income           $           -     $            -
    Interest credited to policyholders' account
     balances                                        $           -     $            -

                                                     -------------------






                                                       Reinsurance
                                                       Recoverables
                                                     -------------------

Fair Value, beginning of period
 assets/(liabilities)                                $      1,747,757
 Total gains (losses) (realized/unrealized):
   Included in earnings:
    Realized investment gains (losses), net                  (244,519)
    Asset management fees and other income                          -
   Included in other comprehensive income (loss)                    -
 Net investment income                                              -
 Purchases                                                    228,856
 Sales                                                              -
 Issuances                                                          -
 Settlements                                                        -
 Transfers into Level 3 (1)                                         -
 Transfers out of Level 3 (1)                                       -
                                                     ----------------
Fair Value, end of period assets/(liabilities)       $      1,732,094
                                                     ================
Unrealized gains (losses) for the period relating
 to those
 Level 3 assets that were still held at the end
   of the period (2):
   Included in earnings:
    Realized investment gains (losses), net          $       (194,274)
    Asset management fees and other income           $              -
    Interest credited to policyholders' account
     balances                                        $              -







Fair Value, beginning of period
 assets/(liabilities)
 Total gains (losses) (realized/unrealized):
   Included in earnings:
    Realized investment gains (losses), net
    Asset management fees and other income
    Interest credited to policyholder account
     balances
   Included in other comprehensive income (loss)
 Net investment income
 Purchases
 Sales
 Issuances
 Settlements
 Transfers into Level 3 (1)
 Transfers out of Level 3 (1)

Fair Value, end of period assets/(liabilities)

Unrealized gains (losses) for the period relating to those
 Level 3 assets that were still held at the end of the period (2):
   Included in earnings:
    Realized investment gains (losses), net
    Asset management fees and other income
    Interest credited to policyholders' account balances

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


                                                                                        Year Ended December 31, 2011
                                                     -------------------------------------------------------------------
                                                     Fixed Maturities Available-For-Sale
                                                     ------------------------------------


                                                                                             Equity
                                                                                          Securities -    Other Long-
                                                         Corporate        Asset Backed     Available-        Term
                                                        Securities         Securities       For-Sale      Investments
                                                     --------------------------------------------------------------------
                                                                                               (in thousands)
Fair Value, beginning of period
 assets/(liabilities)                                  $      74,255     $      53,857       $   -       $          -
 Total gains or (losses) (realized/unrealized):
   Included in earnings:
    Realized investment gains (losses), net                       46                 -           -             (1,285)
    Asset management fees and other income                         -                 -           -                (19)
   Included in other comprehensive income (loss)               5,472               206           -                  -
 Net investment income                                         4,579               430           1                  -
 Purchases                                                     8,702                 -           -                262
 Sales                                                             -                 -        (747)                 -
 Issuances                                                         -                 -           -                  -
 Settlements                                                  (5,356)           (5,930)          -                  -
 Transfers into Level 3 (1)                                   51,135                 -         976              2,255
 Transfers out of Level 3 (1)                                (49,175)                -           -                  -
 Other (3)                                                         -                 -        (230)                 -
                                                     -----------------   -------------    ------------   ------------
Fair Value, end of period assets/(liabilities)         $      89,658     $      48,563       $   -       $      1,213
                                                     =================   =============    ============   ============
Unrealized gains (losses) for the period relating
 to those
 Level 3 assets that were still heldat the end of
   the period (2):
   Included in earnings:
    Realized investment gains (losses), net            $           -     $           -       $   -       $     (1,311)
    Asset management fees and other income             $           -     $           -       $   -       $        (19)

                                                        Year Ended
                                                     December 31, 2011
                                                     -----------------
                                                       Future Policy
                                                         Benefits
                                                     ------------------
                                                      (in thousands)
Fair Value, beginning of period
 assets/(liabilities)                                  $    (164,283)
 Total gains or (losses) (realized/unrealized):
   Included in earnings:
    Realized investment gains (losses), net               (1,396,276)
    Purchases                                                      -
    Sales                                                   (223,036)
    Issuances                                                      -
    Settlements                                                    -
    Transfers into Level 3 (1)                                     -
    Transfers out of Level 3 (1)                                   -
                                                       -------------
Fair Value, end of period assets/(liabilities)         $  (1,783,595)
                                                       =============
Unrealized gains (losses) for the period relating
 to
 Level 3 assets that were still heldat the end of
   the period (2):
   Included in earnings:
    Realized investment gains (losses), net            $  (1,403,609)
    Interest credited to policyholders' account
     balances                                          $           -

                                                     ------------------------------



                                                                         Trading
                                                                         Account
                                                                         Assets -
                                                       Reinsurance        Equity
                                                       Recoverable      Securities
                                                     --------------------------------

Fair Value, beginning of period
 assets/(liabilities)                                $        186,735   $        -
 Total gains or (losses) (realized/unrealized):
   Included in earnings:
    Realized investment gains (losses), net                 1,348,271            -
    Asset management fees and other income                          -          (27)
   Included in other comprehensive income (loss)                    -            -
 Net investment income                                              -            -
 Purchases                                                    212,751            -
 Sales                                                              -            -
 Issuances                                                          -            -
 Settlements                                                        -            -
 Transfers into Level 3 (1)                                         -            -
 Transfers out of Level 3 (1)                                       -            -
 Other (3)                                                          -          230
                                                     ----------------   ----------
Fair Value, end of period assets/(liabilities)       $      1,747,757   $      203
                                                     ================   ==========
Unrealized gains (losses) for the period relating
 to those
 Level 3 assets that were still heldat the end of
   the period (2):
   Included in earnings:
    Realized investment gains (losses), net          $      1,356,358   $        -
    Asset management fees and other income           $              -   $      (27)








Fair Value, beginning of period
 assets/(liabilities)
 Total gains or (losses) (realized/unrealized):
   Included in earnings:
    Realized investment gains (losses), net
    Purchases
    Sales
    Issuances
    Settlements
    Transfers into Level 3 (1)
    Transfers out of Level 3 (1)

Fair Value, end of period assets/(liabilities)

Unrealized gains (losses) for the period relating to
 Level 3 assets that were still heldat the end of the period (2):
   Included in earnings:
    Realized investment gains (losses), net
    Interest credited to policyholders' account balances

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


                                                                             Year Ended December 31, 2010
                                                               --------------------------------------------------------
                                                                 Fixed Maturities Available-For-Sale
                                                               ---------------------------------------

                                                                                   Foreign         Asset
                                                                 Corporate       Government        Backed     Reinsurance
                                                                Securities          Bonds        Securities   Recoverable
                                                               --------------------------------------------------------------
                                                                                    (in thousands)
Fair Value, beginning of period assets/(liabilities)             $  63,634         $ 1,219        $ 43,794     $ 40,351
 Total gains or (losses) (realized/unrealized):
   Included in earnings:
    Realized investment gains (losses), net                          1,083               -          (1,247)     (43,339)
    Asset management fees and other income                               -               -               -            -
   Included in other comprehensive income (loss)                     3,072             (12)           (963)           -
 Net investment income                                               4,195              (1)             17            -
 Purchases, sales issuances, and settlements                       (10,830)                         29,676      189,723
 Sales
 Issuances
 Settlements
 Transfers into Level 3 (1)                                         13,101               -               -            -
 Transfers out of Level 3 (1)                                            -          (1,206)        (17,420)           -
Other                                                          -------------     -----------     ----------   -----------
Fair Value, end of period assets/(liabilities)                   $  74,255         $     -        $ 53,857     $186,735
                                                               =============     ===========     ==========   ===========
 Unrealized gains (losses) for the period relating to those
   Level 3 assets that were still heldat the end of the
    period (2):
    Included in earnings:
    Realized investment gains (losses), net                      $       -         $     -        $   (654)    $(40,069)
    Asset management fees and other income                       $       -         $     -        $      -     $      -

                                                               Year Ended December 31, 2010
                                                               -----------------------------

                                                               Future Policy        Other
                                                                 Benefits        Liabilities
                                                               ------------------------------
                                                                     (in thousands)
Fair Value, beginning of period assets/(liabilities)             $ (10,874)            (53)
 Total gains or (losses) (realized/unrealized):
   Included in earnings:
    Realized investment gains (losses), net                         45,258              53
    Purchases, sales issuances, and settlements                   (198,667)              -
    Sales                                                                -               -
    Issuances                                                            -               -
    Settlements                                                          -               -
    Transfers into Level 3 (1)                                           -               -
    Transfers out of Level 3 (1)                                         -               -
                                                                 ---------         -------
Fair Value, end of period assets/(liabilities)                   $(164,283)              -
                                                                 =========         =======
Unrealized gains (losses) for the period relating to
 Level 3 assets that were still heldat the end of the
   period (2):
   Included in earnings:
    Realized investment gains (losses), net                      $  42,759               -
    Interest credited to policyholders' account balances         $       -               -

(1)Transfers into or out of Level 3 are generally reported as the value as of the beginning of the quarter in which the transfer occurs.
(2)Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.
(3)Other primarily represents reclasses of certain assets between reporting categories.

Transfers - Transfers into Level 3 are generally the result of unobservable inputs utilized within valuation methodologies and the use of broker quotes (that cannot be validated) for which information from third party pricing services (that can be validated) was previously utilized. Transfers out of Level 3 are generally due to the use of observable inputs in valuation methodologies as well as the utilization of pricing service information for certain assets that the Company is able to validate. Other significant transfers into and/or out of Level 3 are discussed below:

For the year ended December 31, 2010, the majority of the transfers out of Level 3 for Fixed Maturities Available-for-Sale- Assets-Backed Securities resulted from the Company's conclusion that the market for asset-backed securities collateralized by sub-prime mortgages had been becoming increasingly active. The pricing received from independent pricing services could be validated by the Company. The market for asset-backed securities was deemed inactive in 2009.

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


Fair Value of Financial Instruments

The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. However, in some cases, as described below, the carrying amount equals or approximates fair value.

                                                               December 31, 2012                December 31, 2011
                                                 --------------------------------------------- -------------------

                                                                                     Carrying             Carrying
                                                             Fair Value             Amount (1) Fair Value  Amount
-                                                ---------------------------------- ---------- ---------- --------

                                                 Level 1 Level 2  Level 3   Total     Total      Total     Total
                                                 ------- -------- -------- -------- ---------- ---------- --------
                                                                (in thousands)
Assets:
  Commercial mortgage and other loans               $  - $      - $473,964 $473,964   $426,981 $  490,151 $449,359
  Policy loans                                         -        -   11,957   11,957     11,957     14,316   14,316
  Cash                                               266        -        -      266        266        749      749
  Accrued investment income                            -   44,656        -   44,656     44,656     59,033   59,033
  Other assets                                         -   10,614    1,995   12,609     12,609     12,237   12,237
                                                 ------- -------- -------- -------- ---------- ---------- --------
   Total assets                                     $266 $ 55,270 $487,916 $543,452   $496,469 $  576,486 $535,694
                                                 ======= ======== ======== ======== ========== ========== ========
Liabilities:
  Policyholders' Account Balances - Investment
   contracts                                        $  - $      - $ 78,159 $ 78,159   $ 75,242 $   66,659 $ 66,176
  Cash collateral for loaned securities                -   38,976        -   38,976     38,976    125,884  125,884
  Short-term debt                                      -        -        -        -          -     27,803   27,803
  Long-term debt                                       -  426,827        -  426,827    400,000    627,415  600,000
  Other liabilities                                    -  194,047        -  194,047    194,047    169,139  169,139
  Separate account liabilities - investment
   contracts                                           -      964        -      964        964      1,192    1,192
                                                 ------- -------- -------- -------- ---------- ---------- --------
   Total liabilities                                $  - $660,814 $ 78,159 $738,973   $709,229 $1,018,092 $990,194
                                                 ======= ======== ======== ======== ========== ========== ========

(1)Carrying values presented herein differ from those in the Company's Statements of Financial Position because certain items within the respective financial statement captions are not considered financial instruments or out of scope under authoritative guidance relating to disclosures of the fair value of financial instruments. Financial statement captions excluded from the above table are not considered financial instruments.

The fair values presented above have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.

Commercial Mortgage and Other Loans

The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate plus an appropriate credit spread for similar quality loans. The quality ratings for these loans, a primary determinant of the credit spreads and a significant component of the pricing process, are based on an internally-developed methodology.

Policy Loans

Policy Loans carrying value approximates fair value.

Cash, Accrued Investment Income and Other Assets

The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value. These assets include: cash, accrued investment income, and other assets that meet the definition of financial instruments, including receivables such as unsettled trades, accounts receivable.

Policyholders' Account Balances - Investment Contracts

Only the portion of policyholders' account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For payout annuities and other similar contracts without life contingencies, fair values are derived using discounted projected cash flows based on interest rates that are representative of the Company's financial strength ratings, and hence reflect the Company's own non-performance risk. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value.

Cash Collateral for Loaned Securities

This represents the collateral received or paid in connection with loaning or borrowing securities. For these transactions, the carrying value of the related asset/liability approximates fair value as they equal the amount of cash collateral received/paid.

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


Short-Term and Long-Term Debt

The fair value of short-term and long-term debt is generally determined by either prices obtained from independent pricing services, which are validated by the Company, or discounted cash flow models. These fair values consider the Company's own non-performance risk. Discounted cash flow models predominately use market observable inputs such as the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities. For commercial paper issuances and other debt with a maturity of less than 90 days, the carrying value approximates fair value.

Other Liabilities

Other liabilities are primarily payables, such as unsettled trades, drafts, escrow deposits and accrued expense payables. Due to the short term until settlement of most of these liabilities, the Company believes that carrying value approximates fair value.

Separate Account Liabilities - Investment Contracts

Only the portion of separate account liabilities related to products that are investments contracts are reflected in the table above. Separate account liabilities are recorded at the amount credited to the contractholder, which reflects the change in fair value of the corresponding separate account assets including contractholder deposits less withdrawals and fees. Therefore, carrying value approximates fair value.

11.   DERIVATIVE INSTRUMENTS

Types of Derivative Instruments and Derivative Strategies

Interest Rate Contracts

Interest rate swaps are used by the Company to reduce risks from changes in interest rates, manage interest rate exposures arising from mismatches between assets and liabilities (including duration mismatches) and to hedge against changes in the value of assets it owns or anticipates acquiring or selling. Swaps may be attributed to specific assets or liabilities or may be used on a portfolio basis. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date.

Equity Contracts

Equity index options are contracts which will settle in cash based on differentials in the underlying indices at the time of exercise and the strike price. The Company uses combinations of purchases and sales of equity index options to hedge the effects of adverse changes in equity indices within a predetermined range. These hedges do not qualify for hedge accounting.

Foreign Exchange Contracts

Currency derivatives, including currency swaps, are used by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell , and to hedge the currency risk associated with net investments in foreign operations and anticipated earnings of its foreign operations.

Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date.

Credit Contracts

Credit derivatives are used by the Company to enhance the return on the Company's investment portfolio by creating credit exposure similar to an investment in public fixed maturity cash instruments. With credit derivatives the Company sells credit protection on an identified name, and in return receives a quarterly premium. With credit default derivatives, this premium or credit spread generally corresponds to the difference between the yield on the referenced name's public fixed maturity cash instruments and swap rates, at the time the agreement is executed. If there is an event of default by the referenced name, as defined by the agreement, then the Company is obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced defaulted security or similar security or pay the referenced amount less the auction recovery rate. See credit derivatives written section for discussion of guarantees related to credit derivatives written. In addition to selling credit protection, the Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company's investment portfolio.

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


Embedded Derivatives

The Company sells variable annuity products, which may include guaranteed benefit features that are accounted for as embedded derivatives. The Company has reinsurance agreements to transfer the risk related to certain of these embedded derivatives to affiliates, Pruco Re and Prudential Insurance. The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value. These embedded derivatives are marked to market through "Realized investment gains (losses), net" based on the change in value of the underlying contractual guarantees, which are determined using valuation models, as described in Note 10.

The fair value of the living benefit feature embedded derivatives included in "Future policy benefits" was a liability of $1,793 million and $1,784 million as of December 31, 2012 and December 31, 2011, respectively. The fair value of the embedded derivatives related to the reinsurance of certain of these benefits to Pruco Re and Prudential Insurance included in "Reinsurance recoverables" was an asset of $1,733 million and $1,748 million as of December 31, 2012 and December 31, 2011, respectively.

The Company invests in fixed maturities that, in addition to a stated coupon, provide a return based upon the results of an underlying portfolio of fixed income investments and related investment activity. The Company accounts for these investments as available-for-sale fixed maturities containing embedded derivatives. Such embedded derivatives are marked to market through "Realized investment gains (losses), net," based upon the change in value of the underlying portfolio.

The table below provides a summary of the gross notional amount and fair value of derivatives contracts used in a non-dealer or broker capacity, excluding embedded derivatives which are recorded with the associated host, by the primary underlying. Many derivative instruments contain multiple underlyings.

                                                             December 31, 2012                      December 31, 2011
                                                    ------------------------------------   -----------------------------------
                                                                          Fair Value                            Fair Value
                                                          Notional   ---------------------      Notional   ---------------------
                                                           Amount     Assets   Liabilities       Amount     Assets   Liabilities
                                                        ------------------------------------------------------------------------

                                                                                    (in thousands)
Derivatives Designated as Hedging Instruments:
Currency/Interest Rate                                  $     65,612 $     192 $  (3,309)      $    47,702 $     867 $  (1,796)
                                                        ------------ --------- ----------      ----------- --------- ----------
Total Qualifying Hedges                                 $     65,612 $     192 $  (3,309)      $    47,702 $     867 $  (1,796)
                                                        ============ ========= ==========      =========== ========= ==========
Derivatives Not Qualifying as Hedging Instruments:
Interest Rate
Interest Rate Swaps                                     $  2,332,950 $ 139,258 $ (24,075)      $ 1,652,950 $ 145,380 $  (8,546)
Interest Rate Options                                        100,000    15,330          -          100,000    17,048          -
Currency/Interest Rate
Foreign Currency Swaps                                        61,126     1,715    (2,894)           62,280     2,852    (4,975)
Credit
Credit Default Swaps                                         345,050       411    (1,413)          399,050     1,737    (2,165)
Equity
Total Return Swaps                                           253,766       193    (3,741)          199,446     1,067    (4,838)
Equity Options                                             7,800,982    16,988    (6,920)        2,798,732    23,161   (17,692)
                                                        ------------ --------- ----------      ----------- --------- ----------
Total Non-Qualifying Hedges                             $ 10,893,874 $ 173,895 $ (39,043)      $ 5,212,458 $ 191,245 $ (38,216)
                                                        ============ ========= ==========      =========== ========= ==========
Total Derivatives (1)                                   $ 10,959,486 $ 174,087 $ (42,352)      $ 5,260,160 $ 192,112 $ (40,012)
                                                        ============ ========= ==========      =========== ========= ==========

  (1)Excludes embedded derivatives which contain multiple underlyings. The fair value of these embedded derivatives was a liability of $1,793 million and $1,787 million as of December 31, 2012 and December 31, 2011, respectively, included in "Future policy benefits" and "Fixed maturities, available-for-sale."

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


Cash Flow Hedges

The primary derivative instruments used by the Company in its cash flow hedge accounting relationships are currency swaps. These instruments are only designated for hedge accounting in instances where the appropriate criteria are met. The Company does not use futures, options, credit, equity or embedded derivatives in any of its cash flow hedge accounting relationships.

The following tables provide the financial statement classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding the offset of the hedged item in an effective hedge relationship:

                                                                         Year Ended December 31, 2012
-                                                       -------------------------------------------------------------
                                                                                                               Accumulated
                                                           Realized            Net                                Other
                                                          Investment        Investment                        Comprehensive
                                                        Gains/(Losses)        Income        Other Income       Income (1)
                                                        --------------------------------------------------------------------
                                                                                (in thousands)
Derivatives Designated as Hedging Instruments:
Cash flow hedges
  Currency/Interest Rate                            $                -  $         (116) $             14  $          (2,106)
                                                        --------------      ----------      ------------      -------------
  Total cash flow hedges                                             -            (116)               14             (2,106)
                                                        --------------      ----------      ------------      -------------
Derivatives Not Qualifying as Hedging Instruments:
  Interest Rate                                                  5,030               -                 -                  -
  Currency                                                         (15)              -                 -                  -
  Currency/Interest Rate                                        (1,368)              -               (17)                 -
  Credit                                                           143               -                 -                  -
  Equity                                                       (56,158)              -                 -                  -
  Embedded Derivatives                                         (55,295)              -                 -                  -
                                                        --------------      ----------      ------------      -------------
  Total non-qualifying hedges                                 (107,663)              -               (17)                 -
                                                        --------------      ----------      ------------      -------------
  Total                                             $         (107,663) $         (116) $             (3) $          (2,106)
                                                        ==============      ==========      ============      =============

  (1)Amounts deferred in "Accumulated other comprehensive income (loss)."

                                                                        Year Ended December 31, 2011
-                                                       ------------------------------------------------------------
                                                                                                              Accumulated
                                                           Realized            Net                               Other
                                                          Investment        Investment                       Comprehensive
                                                        Gains/(Losses)        Income        Other Income      Income (1)
                                                        ------------------------------------------------------------------
                                                                               (in thousands)
Derivatives Designated as Hedging Instruments:
Cash flow hedges
  Currency/Interest Rate                            $                -  $          (89) $              1 $           1,504
                                                        --------------      ----------      ------------     -------------
  Total cash flow hedges                                             -             (89)                1             1,504
                                                        --------------      ----------      ------------     -------------
Derivatives Not Qualifying as Hedging Instruments:
  Interest Rate                                                114,601               -                 -                 -
  Currency/Interest Rate                                         1,281               -                 -                 -
  Credit                                                           915               -                 -                 -
  Equity                                                       (28,070)              -                 -                 -
  Embedded Derivatives                                        (100,093)              -                 -                 -
                                                        --------------      ----------      ------------     -------------
  Total non-qualifying hedges                                  (11,366)              -                 -                 -
                                                        --------------      ----------      ------------     -------------
  Total                                             $          (11,366) $          (89) $              1 $           1,504
                                                        ==============      ==========      ============     =============

  (1)Amounts deferred in "Accumulated other comprehensive income (loss)."

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


                                                                          Year Ended December 31, 2010
                                                        ---------------------------------------------------------------
                                                                                                              Accumulated
                                                           Realized            Net                               Other
                                                          Investment        Investment                       Comprehensive
                                                        Gains/(Losses)        Income       Other Income       Income (1)
                                                        -------------------------------------------------------------------
                                                                                 (in thousands)
Derivatives Designated as Hedging Instruments:
Cash flow hedges
  Currency/Interest Rate                            $                -  $           61 $            (26) $          (1,822)
                                                        --------------      ----------     ------------      -------------
  Total cash flow hedges                                             -              61              (26)            (1,822)
Derivatives Not Qualifying as Hedging Instruments:
  Interest Rate                                                 53,077               -                -                  -
  Currency/Interest Rate                                         1,105               -                -                  -
  Credit                                                           873               -                -                  -
  Equity                                                       (10,865)              -                -                  -
  Embedded Derivatives                                         (34,682)              -                -                  -
                                                        --------------      ----------     ------------      -------------
  Total non-qualifying hedges                                    9,508               -                -                  -
                                                        --------------      ----------     ------------      -------------
  Total                                             $            9,508  $           61 $            (26) $          (1,822)
                                                        ==============      ==========     ============      =============

  (1)Amounts deferred in "Accumulated other comprehensive income (loss)."

For the years ended December 31, 2012, 2011 and 2010, the ineffective portion of derivatives accounted for using hedge accounting was not material to the Company's results of operations and there were no material amounts reclassified into earnings relating to instances in which the Company discontinued cash flow hedge accounting because the forecasted transaction did not occur by the anticipated date or within the additional time period permitted by the authoritative guidance for the accounting for derivatives and hedging.

Presented below is a roll forward of current period cash flow hedges in "Accumulated other comprehensive income (loss)" before taxes:

                                                                                       (in thousands)
                                                                                     ----------------
Balance, December 31, 2009                                                                    $  (640)
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2010            (1,260)
Amount reclassified into current period earnings                                                 (562)
                                                                                     ----------------
Balance, December 31, 2010                                                                     (2,462)
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2011             1,415
Amount reclassified into current period earnings                                                   85
                                                                                     ----------------
Balance, December 31, 2011                                                                       (962)
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2012            (2,207)
Amount reclassified into current period earnings                                                  101
                                                                                     ----------------
Balance, December 31, 2012                                                                    $(3,068)
                                                                                     ================

As of December 31, 2012 and 2011, the Company did not have any qualifying cash flow hedges of forecasted transactions other than those related to the variability of the payment or receipt of interest or foreign currency amounts on existing financial instruments. The maximum length of time for which these variable cash flows are hedged is 21 years. Income amounts deferred in "Accumulated other comprehensive income (loss)" as a result of cash flow hedges are included in "Net unrealized investment gains (losses)" in the Statements of Equity.

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


Credit Derivatives Written

The following table sets forth the composition of the Company's credit derivatives where it has written credit protection, excluding embedded derivatives contained in externally-managed investments in European markets, by industry category as of the dates indicated.

                                  December 31, 2012   December 31, 2011
                                 ------------------- -------------------
                                 Notional Fair Value Notional Fair Value
       Industry                  -------- ---------- -------- ----------
                                             (in thousands)
       Corporate Securities:
         Consumer Non-cyclical   $120,000    $146    $120,000   $  655
         Capital Goods             90,000     109      90,000      315
         Basic Industry            40,000      68      40,000      248
         Transportation            25,000      30      25,000      106
         Consumer Cyclical         20,000      29      20,000      120
         Energy                    20,000      29      20,000      101
         Finance                        -       -      54,000       95
                                 --------    ----    --------   ------
       Total Credit Derivatives  $315,000    $411    $369,000   $1,640
                                 ========    ====    ========   ======

The Company writes credit derivatives under which the Company is obligated to pay a related party counterparty the referenced amount of the contract and receive in return the defaulted security or similar security. The Company's maximum amount at risk under these credit derivatives, assuming the value of the underlying referenced securities become worthless, is $315 million and $369 million notional of credit default swap ("CDS") selling protection with an associated fair value of less than $1 million and $2 million, at December 31, 2012 and December 31, 2011, respectively. These credit derivatives generally have maturities of less than 1 year. At December 31, 2012 and December 31, 2011, the underlying credits had NAIC designation ratings of 1 and 2.

The Company holds certain externally-managed investments in the European market which contain embedded derivatives whose fair values are primarily driven by changes in credit spreads. These investments are medium term notes that are collateralized by investment portfolios primarily consisting of investment grade European fixed income securities, including corporate bonds and asset-backed securities, and derivatives, as well as varying degrees of leverage. The notes have a stated coupon and provide a return based on the performance of the underlying portfolios and the level of leverage. The Company invests in these notes to earn a coupon through maturity, consistent with its investment purpose for other debt securities. The notes are accounted for under U.S. GAAP as available-for-sale fixed maturity securities with bifurcated embedded derivatives (total return swaps). Changes in the value of the fixed maturity securities are reported in Equity under the heading "Accumulated other comprehensive income (loss)" and changes in the market value of the embedded total return swaps are included in current period earnings in "Realized investment gains (losses), net." The Company's maximum exposure to loss from these investments was $0 million and $7 million at December 31, 2012 and December 31, 2011, respectively. The fair value of the embedded derivatives included in "Fixed maturities, available-for-sale" was a liability of $0 million and $3 million at December 31, 2012 and December 31, 2011, respectively.

In addition to writing credit protection, the Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company's investment portfolio. As of December 31, 2012 and December 31, 2011, the Company had $30 million of outstanding notional amounts, respectively reported at fair value as a liability of $1 million and $2 million, respectively.

Counterparty Credit Risk

The Company is exposed to credit-related losses in the event of non-performance by our counterparty to financial derivative transactions.

The Company has credit risk exposure to an affiliate, Prudential Global Funding ("PGF"), related to its OTC derivative transactions. PGF manages credit risk with external counterparties by entering into derivative transactions with highly rated major international financial institutions and other creditworthy counterparties, and by obtaining collateral where appropriate, see Note 13. Additionally, limits are set on single party credit exposures which are subject to periodic management review.

Under fair value measurements, the Company incorporates the market's perception of its own and the counterparty's non-performance risk in determining the fair value of the portion of its OTC derivative assets and liabilities that are uncollateralized. Credit spreads are applied to the derivative fair values on a net basis by counterparty. To reflect the Company's own credit spread a proxy based on relevant debt spreads is applied to OTC derivative net liability positions. Similarly, the Company's counterparty's credit spread is applied to OTC derivative net asset positions.

12. CONTINGENT LIABILITIES AND LITIGATION

Commitments

The Company had made commitments to fund $8 million of commercial loans as of December 31, 2012. The Company also made commitments to purchase or fund investments, mostly private fixed maturities, of $13 million as of December 31, 2012.

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


Contingent Liabilities

On an ongoing basis, the Company's internal supervisory and control functions review the quality of sales, marketing and other customer interface procedures and practices and may recommend modifications or enhancements. From time to time, this review process results in the discovery of product administration, servicing or other errors, including errors relating to the timing or amount of payments or contract values due to customers. In certain cases, if appropriate, the Company may offer customers remediation and may incur charges, including the cost of such remediation, administrative costs and regulatory fines.

The Company is subject to the laws and regulations of states and other jurisdictions concerning the identification, reporting and escheatment of unclaimed or abandoned funds, and is subject to audit and examination for compliance with these requirements. For additional discussion of these matters, see "Litigation and Regulatory Matters" below.

It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above or other matters depending, in part, upon the results of operations or cash flow for such period. Management believes, however, that ultimate payments in connection with these matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on the Company's financial position.

Litigation and Regulatory Matters

The Company is subject to legal and regulatory actions in the ordinary course of its businesses. Pending legal and regulatory actions include proceedings relating to aspects of the Company's businesses and operations that are specific to it and proceedings that are typical of the businesses in which it operates, including in both cases businesses that have been either divested or placed in wind-down status. Some of these proceedings have been brought on behalf of various alleged classes of complainants. In certain of these matters, the plaintiffs are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain.

The Company establishes accruals for litigation and regulatory matters when it is probable that a loss has been incurred and the amount of that loss can be reasonably estimated. For litigation and regulatory matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimable, no accrual is established, but the matter, if material, is disclosed, including matters discussed below. The Company estimates that as of December 31, 2012, the aggregate range of reasonably possible losses in excess of accruals established for those litigation and regulatory matters for which such an estimate currently can be made is $0 to approximately $6 million. The estimate is not an indication of expected loss, if any, or the Company's maximum possible loss exposure on such matters. The Company reviews relevant information with respect to its litigation and regulatory matters on a quarterly and annual basis and updates its accruals, disclosures and estimates of reasonably possible loss based on such reviews.

In January 2013, a qui tam action on behalf of the State of Florida, Total Asset Recovery Services v. Met Life Inc., et al., Manulife Financial Corporation, et. al., Prudential Financial, Inc., The Prudential Insurance Company of America, and Prudential Insurance Agency, LLC., filed in the Circuit Court of Leon County, Florida, was served on Prudential Insurance. The complaint alleges that Prudential Insurance failed to escheat life insurance proceeds to the State of Florida in violation of the Florida False Claims Act and seeks injunctive relief, compensatory damages, civil penalties, treble damages, prejudgment interest, attorneys' fees and costs.

In March 2012, a qui tam action on behalf of the State of Minnesota, Total Asset Recovery v. MetLife Inc., et al., Prudential Financial Inc., The Prudential Insurance Company of America and Prudential Holdings, Inc., filed in the Fourth Judicial District, Hennepin County, in the State of Minnesota was served on the Company. The complaint alleges that the Company failed to escheat life insurance proceeds to the State of Minnesota in violation of the Minnesota False Claims Act and seeks injunctive relief, compensatory damages, civil penalties, treble damages, prejudgment interest, attorneys' fees and costs. In June 2012, the Company filed a motion to dismiss the complaint. In December 2012, the Court granted the Company's motion to dismiss, and the complaint was dismissed with prejudice.

In January 2012, a qui tam action on behalf of the State of Illinois, Total Asset Recovery Services v. Met Life Inc, et al., Prudential Financial, Inc., The Prudential Insurance Company of America, and Prudential Holdings, LLC, filed in the Circuit Court of Cook County, Illinois, was served on the Company. The complaint alleges that the Company failed to escheat life insurance proceeds to the State of Illinois in violation of the Illinois False Claims Whistleblower Reward and Protection Act and seeks injunctive relief, compensatory damages, civil penalties, treble damages, prejudgment interest, attorneys' fees and costs. In April, 2012, the Company filed a motion to dismiss the complaint. In September 2012, the complaint was withdrawn without prejudice.

In January 2012, a Global Resolution Agreement entered into by the Company and a third party auditor became effective upon its acceptance by the unclaimed property departments of 20 states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor acting on behalf of the signatory states will compare expanded matching criteria to the Social Security Master Death File ("SSMDF") to identify deceased insureds and contract holders where a valid claim has not been made. In February 2012, a Regulatory Settlement Agreement entered into by the Company to resolve a multi-state market conduct examination regarding its adherence to state claim settlement practices became effective upon its acceptance by the insurance departments of 20 states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires the Company to adopt and implement additional procedures comparing its records to the SSMDF to identify unclaimed death benefits and prescribes

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------

procedures for identifying and locating beneficiaries once deaths are identified. Other jurisdictions that are not signatories to the Regulatory Settlement Agreement are considering proposals that would apply prospectively and require life insurance companies to take additional steps to identify unreported deceased policy and contract holders. These prospective changes and any escheatable property identified as a result of the audits and inquiries could result in: (1) additional payments of previously unclaimed death benefits; (2) the payment of abandoned funds to U.S. jurisdictions; and
(3) changes in the Company's practices and procedures for the identification of escheatable funds and beneficiaries, which would impact claim payments and reserves, among other consequences.

The Company is one of several companies subpoenaed by the New York Attorney General regarding its unclaimed property procedures. Additionally, the New York Department of Financial Services ("NYDFS") has requested that 172 life insurers (including the Company) provide data to the NYDFS regarding use of the SSMDF. The New York Office of Unclaimed Funds is conducting an audit of the Company's compliance with New York's unclaimed property laws. The Minnesota Attorney General has also requested information regarding the Company's use of the SSMDF and its claim handling procedures and the Company is one of several companies subpoenaed by the Minnesota Department of Commerce, Insurance Division. In February 2012, the Massachusetts Office of the Attorney General requested information regarding the Company's unclaimed property procedures.

The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. It is possible that the Company's results of operations or cash flow in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flow for such period. In light of the unpredictability of the Company's litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on the Company's financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on the Company's financial position.

13.   RELATED PARTY TRANSACTIONS

The Company is a party to numerous transactions and relationships with its affiliate Prudential Insurance and other affiliates. It is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.

Expense Charges and Allocations

Many of the Company's expenses are allocations or charges from Prudential Insurance or other affiliates.

The Company's general and administrative expenses are charged to the Company using allocation methodologies based on business processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. General and administrative expenses also include allocations of stock compensation expenses related to a stock option program and a deferred compensation program sponsored by Prudential Financial.

The Company is charged for its share of employee benefits expenses. These expenses include costs for funded and non-funded contributory and non-contributory defined benefit pension plans. Some of these benefits are based on earnings and length of service. Other benefits are based on an account balance, which takes into consideration age, service and earnings during career. The Company's share of net expense for the pension plans was $3 million, $3 million and $4 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Prudential Insurance sponsors voluntary savings plans for the Company's employees ("401(k) plans"). The 401(k) plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The expense charged to the Company for the matching contribution to the 401(k) plans was $1 million, $1 million and $2 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Affiliated Asset Administration Fee Income

In accordance with an agreement with AST Investment Services, Inc., formerly known as American Skandia Investment Services, Inc, the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust, formerly known as American Skandia Trust. Income received from AST Investment Services, Inc. related to this agreement was $226 million, $243 million and $238 million for the years ended December 31, 2012, 2011 and 2010 respectively. These revenues are recorded as "Asset administration fees and other income" in the Statements of Operations and Comprehensive Income.

Affiliated Investment Management Expenses

In accordance with an agreement with Prudential Investment Management, Inc. ("PIMI"), the Company pays investment management expenses to PIMI who acts as investment manager to certain Company general account and separate account assets. Investment management expenses paid to PIMI related to this agreement was $8 million, $9 million and $8 million for the years ended December 31, 2012, 2011 and 2010, respectively. These expenses are recorded as "Net Investment Income" in the Statements of Operations and Comprehensive Income.

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


Cost Allocation Agreements with Affiliates

Certain operating costs (including rental of office space, furniture, and equipment) have been charged to the Company at cost by Prudential Annuities Information Services and Technology Corporation ("PAIST"), formerly known as American Skandia Information Services and Technology Corporation, an affiliated company. PALAC signed a written service agreement with PAIST for these services executed and approved by the Connecticut Insurance Department in 1995. This agreement automatically continues in effect from year to year and may be terminated by either party upon 30 days written notice.

Allocated lease expense were $4 million for the years ended December 31, 2012, 2011 and 2010. Allocated sub-lease rental income, recorded as a reduction to lease expense was $4 million, $2 million and $4 million, for the years ended December 31, 2012, 2011 and 2010, respectively. Assuming that the written service agreement between PALAC and PAIST continues indefinitely, PALAC's allocated future minimum lease payments and sub-lease receipts per year and in aggregate as of December 31, 2012 are as follows (in thousands):

                        Lease      Sub-Lease
                     ------------ -----------
2013                 $      5,974 $     1,827
2014                        4,938         907
2015                        3,894           -
2016                        3,790           -
2017                        3,716           -
2018 and thereafter         7,122           -
                     ============ ===========
Total                $     29,434 $     2,734
                     ============ ===========

The Company pays commissions and certain other fees to PAD in consideration for PAD's marketing and underwriting of the Company's products. Commissions and fees are paid by PAD to unaffiliated broker-dealers who sold and service the Company's products. Commissions and fees paid by the Company to PAD were $186 million, $185 million and $409 million during the years ended December 31, 2012, 2011 and 2010, respectively.

Reinsurance Agreements

The Company uses reinsurance as part of its risk management and capital management strategies for certain of its optional living benefit features.

The following table provides information relating to fees ceded under these agreements which are included in "Realized investment gains (losses), net" on the Statement of Operations and Comprehensive Income for the dates indicated:

                                                                                     Years Ended
                                                                     --------------------------------------------
                                                                      December 31,   December 31,   December 31,
                                                                          2012           2011           2010
                                                                     -------------- -------------- --------------
Pruco Reinsurance
  Effective August 24, 2009
   Highest Daily Lifetime 6 Plus ("HD6 Plus")                        $       50,313 $       47,021 $       31,412
   Spousal Highest Daily Lifetime 6 Plus ("SHD6")                            21,834         20,137         13,216
  Effective June 30, 2009
   Highest Daily Lifetime 7 Plus ("HD7 Plus")                                53,375         50,262         44,530
   Spousal Highest Daily Lifetime 7 Plus ("SHD7 Plus")                       28,225         26,354         22,968
  Effective March 17, 2008
   Highest Daily Lifetime 7 ("HD7")                                          29,968         29,274         28,271
   Spousal Highest Daily Lifetime 7 ("SHD7")                                  9,185          8,955          8,667
   Guaranteed Return Option Plus ("GRO Plus" & "GRO Plus II") (1)             8,552          8,757          3,829
   Highest Daily Guaranteed Return Option ("HD GRO") (1)                      3,311          3,430          3,676
   Highest Daily Guaranteed Return Option ("HD GRO II") (1)                   3,365          3,287          1,718
  Effective Since 2006
   Highest Daily Lifetime Five ("HDLT5")                                     13,208         13,938         14,356
   Spousal Lifetime Five ("SLT5")                                            10,611         10,998         10,747
  Effective Since 2005
   Lifetime Five ("LT5") (2)                                                 34,607         36,290         35,848
   Guaranteed Return Option ("GRO")                                           2,149          3,873          5,750
                                                                     -------------- -------------- --------------
Total Fees Ceded to Pruco Reinsurance                                $      268,703 $      262,576 $      224,988
                                                                     -------------- -------------- --------------
   Prudential Insurance
  Effective Since 2004
   Guaranteed Minimum Withdrawal Benefit ("GMWB")                             1,433          1,895          2,232
                                                                     -------------- -------------- --------------
Total Fees Ceded to Prudential Insurance                             $        1,433 $        1,895 $        2,232
                                                                     -------------- -------------- --------------
Total Fees Ceded                                                     $      270,136 $      264,471 $      227,220
                                                                     ============== ============== ==============

(1)GRO Plus and HD GRO were amended effective January 1, 2010 to include an amended version of the GRO Plus and HD GRO benefit features (GRO Plus II and HD GRO II).
(2)Effective August 1, 2007, the Company amended this coinsurance agreement to include the reinsurance of business sold prior to May 6, 2005 that was previously reinsured to Prudential Insurance.

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


The Company's reinsurance recoverables related to the above product reinsurance agreements were $1,733 million and $1,748 million as of December 31, 2012 and 2011, respectively. The assets are reflected in "Reinsurance recoverables" in the Company's Statements of Financial Position. Realized gains (losses) were ($286) million, $1,297 million and ($81) million for the years ended
December 31, 2012, 2011 and 2010, respectively. Changes in realized gains (losses) for the year ended December 31, 2012, 2011 and 2010 periods were primarily due to changes in market conditions in each respective period.

Debt Agreements

Short-term and Long-term Debt

The Company is authorized to borrow funds up to $2 billion from Prudential Financial and its affiliates to meet its capital and other funding needs. The Company had $0 million and $28 million of short-term debt outstanding with Prudential Funding, LLC as of December 31, 2012 and December 31, 2011. Total interest expense on short-term affiliated debt to the Company was $341 thousand, $263 thousand and $438 thousand for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company had long-term debt of $400 million and $600 million outstanding with Prudential Financial as of December 31, 2012 and December 31, 2011, respectively. This loan has a fixed interest rate of 4.49% and matures on December 29, 2014. In December 2012, a $200 million partial pay down was made on this outstanding debt. The Company paid off a $175 million loan from Prudential Financial with an interest rate of 5.18% on December 14, 2011. Total interest expense on affiliated long-term debt was $27 million, $36 million and $36 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Derivative Trades

In its ordinary course of business, the Company enters into OTC derivative contracts with an affiliate, PGF. For these OTC derivative contracts, PGF has a substantially equal and offsetting position with an external counterparty.

Purchase/sale of fixed maturities and commercial mortgage loans from/to an affiliate

During 2011, the Company sold fixed maturity securities to affiliated companies in various transactions. These securities had an amortized cost of $143 million and a fair value of $151 million. The net difference between historic amortized cost and the fair value was $8 million and was recorded as a realized investment gain on the Company's Statement of Operations and Comprehensive Income. The Company also sold commercial mortgage loans to an affiliated company. These loans had an amortized cost of $49 million and a fair value of $54 million. The net difference between historic amortized cost and the fair value was $5 million and was recorded as a realized gain on the Company's Statement of Operations and Comprehensive Income.

During 2012, the Company sold fixed maturity securities to Prudential Financial. These securities had an amortized cost of $123 million and a fair value of $141 million. The net difference between historic amortized cost and the fair value was accounted for as an increase of $11 million to additional paid-in capital, net of taxes. The Company also sold fixed maturity securities to an affiliated company. These securities had an amortized cost of $27 million and a fair value of $28 million. The net difference between historic amortized cost and the fair value was $1 million and was recorded as a realized investment gain on the Company's Statement of Operations and Comprehensive Income. The Company also sold commercial mortgage loans to an affiliated company. These loans had an amortized cost of $27 million and a fair value of $28 million. The net difference between historic amortized cost and the fair value was $1 million and was recorded as a realized investment gain on the Company's Statement of Operations and Comprehensive Income.

14.  LEASES

The Company entered into an eleven-year lease agreement for office space in Westminster, Colorado, effective January 1, 2001. Lease expense for the years ended December 31, 2012, 2011 and 2010, was $0 million, $5 million and $4 million, respectively. Sub-lease rental income was $0 million, $4 million and $2 million for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company does not have future minimum lease payments and sub-lease receipts as of December 31, 2012 as the lease agreement expired on December 31, 2011.

15.  CONTRACT WITHDRAWAL PROVISIONS

Most of the Company's separate account liabilities are subject to discretionary withdrawal by contractholders at market value or with market value adjustment. Separate account assets, which are carried at fair value, are adequate to pay such withdrawals, which are generally subject to surrender charges ranging from 9% to 1% for contracts held less than 10 years.

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


16.  QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The unaudited quarterly results of operations for the years ended December 31, 2012 and 2011 are summarized in the table below:

                                                                                            Three months ended
                                                                            ---------------------------------------------------
                                                                              March 31     June 30    September 30 December 31
                                                                            ------------ ------------ ------------ ------------
2012                                                                                          (in thousands)
Total revenues                                                              $    313,201 $    375,418 $    280,135 $    310,807
Total benefits and expenses                                                    (217,998)      716,619    (131,867)       55,114
Income (loss) from operations before income taxes and cumulative effect of
  accounting change                                                              531,199    (341,201)      412,002      255,693
Net income (loss)                                                           $    372,347 $  (237,147) $    309,747 $    189,112
                                                                            ============ ============ ============ ============

2011
Total revenues                                                              $    370,862 $    402,919 $    413,949 $    335,148
Total benefits and expenses                                                      210,284      358,357    1,133,796      138,059
Income (loss) from operations before income taxes and cumulative effect of
  accounting change                                                              160,578       44,562    (719,847)      197,089
Net income (loss)                                                           $    121,521 $     34,652 $  (439,731) $    132,003
                                                                            ============ ============ ============ ============

The quarterly historical information presented in the table above has been revised to reflect the impact of the retrospective adoption of the amended guidance related to the deferral of acquisition costs.

            Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of Prudential Annuities Life Assurance Corporation:

In our opinion, the accompanying statements of financial position and the related statements of operations and comprehensive income, of equity and of cash flows present fairly, in all material respects, the financial position of Prudential Annuities Life Assurance Corporation (an indirect, wholly owned subsidiary of Prudential Financial, Inc.) at December 31, 2012 and December 31, 2011, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2012 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 of the financial statements, the Company changed the manner in which it accounts for the costs associated with acquiring or renewing insurance contracts and the presentation of comprehensive income. Further, as described in Note 13 of the financial statements, the Company has entered into extensive transactions with affiliated entities.

/s/ PricewaterhouseCoopers LLP

New York, New York
March 15, 2013

ASXT-SIX

                                    PART C

                               OTHER INFORMATION

Item 24.Financial Statements and Exhibits:

(a) (1) Financial Statements of the Sub-accounts of Prudential Annuities Life Assurance Corporation Variable Account B (Registrant) consisting of the Statement of Net Assets as of December 31, 2012; the Statement of Operations for the period ended December 31, 2012; the Statement of Changes in Net Assets for the periods ended December 31, 2012 and December 31, 2011, and Notes relating thereto appear in the Statement of Additional Information. (Part B of the Registration Statement).

(2) Financial Statements of Prudential Annuities Life Assurance Corporation (Depositor) consisting of the Statements of Financial Position as of December 31, 2012 and 2011; and the related Statements of Operations, Changes in Stockholder's Equity and Cash Flows for the years ended December 31, 2012, 2011 and 2010; and the Notes to the Financial Statements appear in the Statement of Additional Information (Part B of the Registration Statement).

(b) Exhibits are attached as indicated (all previously filed exhibits, as noted below, are incorporated herein by reference).

(1) Copy of the resolution of the board of directors of Depositor authorizing the establishment of the Registrant for Separate Account B filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

(2) Not applicable. Prudential Annuities Life Assurance Corporation maintains custody of all assets.

(3) (a) Revised Principal Underwriting Agreement between Prudential Annuities Life Assurance Corporation and Prudential Annuities Distributors, Inc, filed via EDGAR with Post-Effective Amendment No. 26 to Registration Statement
No. 333-96577, filed April 21, 2006.

(b) Specimen Revised Dealer Agreement filed via EDGAR with Post-Effective Amendment No. 26 to Registration Statement No. 333-96577, filed April 17, 2008.

(c) First Amendment to Principal Underwriting Agreement between Prudential Annuities Life Assurance Company ("Company"), and PRUDENTIAL ANNUITIES DISTRIBUTORS, INC. ("Distributor"), filed via EDGAR with Post-Effective Amendment No. 49 to Registration Statement No. 333-96577, filed September 21, 2011.

(4) (a) Copy of the Form of Annuity via EDGAR with Pre-Effective Amendment No. 1 to this Registration Statement No. 333-71834, filed December 21, 2001.

(b) Copy of Guaranteed Minimum Death Benefit Endorsement filed via EDGAR with Post-Effective Amendment No. 8 to Registration Statement No. 33-87010, filed April 26, 1999.

(c) Copy of percent Death Benefit Endorsement filed via EDGAR with Pre-Effective Amendment No. 1 to Registration Statement No. 333-49478, filed February 14, 2001.

(d) Copy of Continuous Guaranteed Return Option filed via EDGAR with Post-Effective Amendment No. 2 to Registration Statement No. 333-96577, filed August 6, 2003.

(e) Copy of Guaranteed Minimum Income Benefit filed via EDGAR with Post-Effective Amendment No. 2 to Registration Statement No. 333-96577, filed August 6, 2003.

(f) Copy of Guaranteed Minimum Withdrawal Benefit filed via EDGAR with Post-Effective Amendment No. 2 to Registration Statement No. 333-96577, filed August 6, 2003.

(g) Copy of Rider for Combination 5% Roll-up and Highest Anniversary Value Death Benefit filed via EDGAR with Post-Effective Amendment No. 5 to Registration Statement No. 333-96577, filed April 20, 2004.

(h) Copy of Rider for Lifetime Five Income Benefit is hereby incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement 333-71835 filed November 16, 2004.

(i) Copy of Rider for Highest Daily Value Benefit is hereby incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement 333-71834 filed November 16, 2004.

(j) Copy of Rider for Spousal Lifetime Five Income Benefit filed via EDGAR with Post-Effective Amendment No. 10 to Registration Statement No. 333-96577, filed November 16, 2005.

(k) Copy of Rider for Highest Daily Lifetime Five Income Benefit filed via EDGAR with Post-Effective Amendment No. 16 to Registration Statement No, 333-71654, filed October 6, 2006.

(l) Copy of Form of rider for Guaranteed Return Option Plus 2008 filed via EDGAR with Post-Effective Amendment No. 25 to Registration Statement
No. 333-96577, filed December 18, 2007.

(m) Copy of Form of rider for Highest Daily Guaranteed Return Option filed via EDGAR with Post-Effective Amendment No. 25 to Registration Statement
No. 333-96577, filed December 18, 2007.

(n) Copy of rider for Highest Daily Lifetime Seven filed via EDGAR with Post-Effective Amendment No. 25 to Registration Statement No. 333-96577, filed December 18, 2007

(o) Form of rider for Highest Daily Lifetime Seven with Lifetime Income Accelerator filed via EDGAR with Post-Effective Amendment No. 27 to Registration Statement No. 333-96577, filed May 1, 2008.

(p) Form of rider for Highest Daily Lifetime Seven with Beneficiary Income Option filed via EDGAR with Post-Effective Amendment No. 27 to Registration Statement No. 333-96577, filed May 1, 2008.

(q) Highest Daily Lifetime 7 Plus Benefit Rider (RID-HD7 (2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(r) Highest Daily Lifetime 7 Plus Schedule Supplement (SCH-HD7(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(s) Highest Daily Lifetime Seven Benefit Schedule Supplement (SCH-HD7(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(t) Highest Daily Lifetime 7 Plus with Beneficiary Income Option Benefit Rider (RID-HD7-DB(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(u) Highest Daily Lifetime 7 Plus with Beneficiary Income Option Schedule Supplement (SCH-HD7-DB(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(v) Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator Benefit Rider (RID-HD7-LIA(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(w) Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator Schedule Supplement (SCH-HD7-LIA(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(x) Highest Daily Lifetime Seven with Beneficiary Income option Schedule supplement (SCH-HD7-DB(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(y) Highest Daily Lifetime Seven with Lifetime Income Accelerator Schedule supplement (SCH-HD7-LIA(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(z) Schedule supplement Highest Daily Lifetime Five Benefit (SCH-HDLT5(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(aa) Beneficiary Annuity Endorsement (END-BENE(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(ab) Beneficiary IRA Endorsement (END-IRABEN(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(ac) Beneficiary Roth IRA Endorsement (END-ROTHBEN(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.


(ad) Highest Daily Lifetime 6 Plus Rider (RID-HD6 - 08/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

(ae) Highest Daily Lifetime 6 Plus Schedule (SCH-HD6 - 08/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

(af) Highest Daily Lifetime 6 Plus W/LIA Benefit Rider (RID-HD6-LIA-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

(ag) Highest Daily Lifetime 6 Plus W/LIA Benefit Schedule (SCH-HD6-LIA-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.


(ah) GRO II Benefit rider (RID-GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(ai) GRO II Benefit schedule (SCH-GRO-11/09) filed via EDGAR with
Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(aj) Highest Daily GRO II Benefit rider (RID-HD GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(ak) Highest Daily GRO II Benefit SCHEDULE (SCH-HD GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(al) Highest Daily GRO CAP Benefit SCHEDULE (SCH-HDGROCAP-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(am) GRO Plus 2008 Benefit SCHEDULE (SCH-GROCAP-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.


(an) HDGRO (SCH-HDGRO-11-09/8-10) filed via EDGAR with Post-Effective Amendment No. 46 to Registration Statement No. 333-96577, filed July 1, 2010.

(ao) HD GRO 90% Cap (SCH-HDGROCAP-11-09/8-10) filed via EDGAR with Post-Effective Amendment No. 46 to Registration Statement No. 333-96577, filed July 1, 2010.

(ap) Amendatory Tax Endorsement, filed via EDGAR with Post-Effective Amendment No. 53 to Registration Statement No. 333-71834, filed April 15, 2013.

(aq) END-REDOM-ANN (09/13) FILED HEREWITH

(5) A copy of the application form used with the Annuity filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.


6 (a) Copy of the amended certificate of incorporation of Prudential Annuities Life Assurance Corporation filed via EDGAR with Registration Statement No. 33-44202, filed March 14, 2008.

(b) Articles of Domestication of Prudential Annuities Life Assurance Corporation, effective August 31, 2013. FILED HEREWITH

(c) Copy of the amended and restated By-Laws of Prudential Annuities Life Assurance Corporation filed via EDGAR with Registration Statement No. 33-44202, filed March 14, 2008.

(d) Amended and Restated By-Laws of Prudential Annuities Life Assurance Corporation, effective August 30, 2013. FILED HEREWITH


(7) Annuity Reinsurance Agreements between Depositor and:

(a) Pruco Reinsurance Ltd. for GRO benefit filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 333-96577, filed April 18, 2005.

(b) The Prudential Insurance Company of America for GMWB filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 333-96577, filed April 18, 2005.

(c) The Prudential Insurance Company of America for Lifetime Five Withdrawal Benefit filed via EDGAR with post-Effective Amendment No. 14 to Registration Statement No. 333-96577 filed April 21, 2006.

(d) Pruco Reinsurance Ltd for Lifetime Five Withdrawal Benefit filed via EDGAR with Post-Effective Amendment No. 14 to Registration Statement No. 333-96577 filed April 21, 2006.

(e) Pruco Reinsurance Ltd. for Spousal Lifetime Five Optional Living Benefit filed via EDGAR with Post-Effective Amendment No. 14 to Registration Statement No. 333-96577 filed April 21, 2006.

(f) Pruco Reinsurance Ltd. for Highest Daily Lifetime Five Optional Living Benefit filed via EDGAR with Post-Effective Amendment No. 20 to Registration Statement No. 333-96577, filed April 20, 2007.

(g) Pruco Reinsurance Ltd for GRO Amendment No. 1 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(h) Pruco Reinsurance Ltd for GRO Amendment No. 2 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(i) Pruco Reinsurance Ltd for Lifetime Five Amendment No. 1 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(j) Pruco Reinsurance Ltd for Highest Daily Lifetime Five Amendment No. 1 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(k) Pruco Reinsurance Ltd for Highest Daily Lifetime Five Amendment No. 2 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(l) Pruco Reinsurance Ltd for GRO Plus filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(m) Pruco Reinsurance Ltd for Highest Daily Lifetime Seven filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(n) Pruco Reinsurance Ltd for Highest Daily GRO filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(o) Pruco Reinsurance Ltd for Highest Daily Lifetime 7 Plus filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(p) Pruco Reinsurance Ltd for Highest Daily Lifetime 6 Plus filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(8) Agreements between Depositor and:

(a) Advanced Series Trust filed via EDGAR with Post-effective Amendment No. 4 to Registration Statement No. 33-87010, filed February 25, 1997.

(b) First Defined Portfolio Fund LLC filed via EDGAR with Post-Effective Amendment No. 7 to Registration Statement No. 33-86866, filed April 26, 2000.

(c) Evergreen Variable Annuity Trust filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 33-87010, filed April 26, 2000.

(d) INVESCO Variable Investment Funds, Inc filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 33-87010, filed April 26, 2000.

(e) ProFunds VP filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 33-87010, filed April 26, 2000.

(f) Wells Fargo Variable Trust filed via EDGAR with Initial Registration Statement No. 333-49478, filed November 7, 2000.

(g) Prudential Series Fund, Inc. filed via EDGAR with Post-Effective Amendment No. 15 to Registration Statement No. 33-87010, filed April 26, 2001.

(h) Revised Nationwide Variable Investment Trust filed via EDGAR with Post-Effective Amendment No. 20 to Registration Statement No. 333-96577, filed April 20, 2007.

(i) A I M Variable Insurance Funds filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 333-96577, filed April 18, 2005.

(j) ProFunds VP Amendment No. 2 filed via EDGAR with Post-Effective Amendment No. 20 to Registration Statement No. 333-96577, filed April 20, 2007.

(k) Rule 22c-2 Agreement via EDGAR with Post-Effective Amendment No. 20 to Registration Statement No. 333-96577, filed April 20, 2007.

(l) Notice re change of Depositor name to Prudential Annuities Life Assurance Corporation filed via EDGAR to Post-Effective Amendment No. 26 to Registration Statement No. 333-96577.

(m) Franklin Templeton Variable Insurance Products Trust filed via EDGAR to Post-Effective Amendment No. 26 to Registration Statement No. 333-96577.


(n) Amendment to Fund Participation Agreement, filed via EDGAR to
Post-Effective Amendment No. 53 to Registration Statement No. 333-71834, filed on April 15, 2013.


(9) Opinion and Consent of Counsel Filed via EDGAR with Post-Effective Amendment No. 6 this Registration Statement on April 20, 2004

(10) Written Consent of Independent Registered Public Accounting Firm. (FILED HEREWITH)

(11) Not applicable.

(12) Not applicable.

(13) Calculation of Performance Information for Advertisement of Performance filed via EDGAR with Post-Effective Amendment No. 2 to Registration Statement No. 333-96577, filed August 6, 2003.

(14) Not applicable

(15)

     (a) Powers of Attorney for Bernard J. Jacob filed with Post-Effective Amendment No. 51 to Registration Statement No. 333-96577 on April 25, 2012.

     (b) Powers of Attorney for Directors Daniel O. Kane and George M. Gannon filed with Post-Effective Amendment No. 45 to Registration Statement No. 333-96577 on April 19, 2010.

     (c) Power of Attorney for Robert F. O'Donnell filed with Post-Effective Amendment No. 50 to Registration Statement No. 333-71834 on August 16, 2012.

     (d) Powers of Attorney for Richard F. Lambert and Yanela C. Frias filed with Post-Effective Amendment No. 52 to Registration Statement
     No. 333-71834 on April 29, 2013.


     (e) Power of Attorney for Kenneth Y. Tanji filed via EDGAR to Post-Effective Amendment No. 53 to Registration Statement No. 333-71834, filed on April 15, 2013.


Item 25. Directors and Officers of the Depositor (engaged directly or indirectly in Registrant's variable annuity business):

As of the date this Post-Effective Amendment was filed, the Directors and Officers of the Depositor are:

   Name and Principal Business
   Address                            Position and Offices with Depositor
   ---------------------------        --------------------------------------
   Timothy S. Cronin                  Senior Vice President
   One Corporate Drive
   Shelton, Connecticut 06484-6208

   Joseph D. Emanuel                  Senior Vice President, Chief Legal
   One Corporate Drive                Officer and Corporate Secretary
   Shelton, Connecticut 06484-6208

   Bruce Ferris                       Executive Vice President
   One Corporate Drive
   Shelton, Connecticut 06484-6208

   Yanela C. Frias                    Director, Chief Financial Officer and
   751 Broad Street                   Executive Vice President
   Newark, New Jersey 07102-3714

   George M. Gannon                   Senior Vice President and Director
   751 Broad Street
   Newark, New Jersey 07102-3714

   Jacob Herschler                    Senior Vice President
   One Corporate Drive
   Shelton, Connecticut 06484-6208

   Bernard J. Jacob                   Director
   213 Washington Street
   Newark, New Jersey 07102-2917

   Daniel O. Kane                     Senior Vice President, Chief Actuary
   213 Washington Street              and Director
   Newark, New Jersey 07102-2992

   Patricia L. Kelley                 Vice President and Chief Compliance
   One Corporate Drive                Officer
   Shelton, Connecticut 06484-6208

   Richard F. Lambert                 Director
   751 Broad Street
   Newark, New Jersey 07102-3714

   Michael Long                       Senior Vice President
   2 Gateway Center
   Newark, New Jersey 07102-5005

   Steven P. Marenakos                Senior Vice President
   One Corporate Drive
   Shelton, Connecticut 06484-6208

   Robert F. O'Donnell                President, Chief Executive
   One Corporate Drive                Officer and Director
   Shelton, CT 06484-6208

   Yvonne Rocco                       Senior Vice President
   213 Washington Street
   Newark, New Jersey 07102-2992

   Kenneth Y. Tanji                   Director and Treasurer
   751 Broad Street
   Newark, New Jersey 07102-3714

Item 26. Persons Controlled by or Under Common Control with the Depositor or
Registrant: The Registrant separate account may be deemed to be under common control(or where indicated, identical to) the following registered separate accounts that are sponsored either by the depositor or an insurer that is an affiliate of the depositor: The Prudential Discovery Premier Group Variable Contract Account, The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable Annuity Contract Account (separate accounts of Prudential); the Pruco Life Flexible Premium Variable Annuity Account; the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company ("Pruco Life"); the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"). Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc. Pruco Life of New Jersey, a life insurance company organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential Financial, Inc.

The subsidiaries of Prudential Financial Inc. ("PFI") are listed in the Exhibits to the Annual Report on Form 10-K of PFI (Registration No. 001-16707), filed on February 22, 2013, the text of which is hereby incorporated by reference. In addition to those subsidiaries, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential's Gibraltar Fund, Inc. is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940 (the "Act"). The separate accounts listed above are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Account Contract Account-11, (separate accounts of The Prudential Insurance Company of America which are registered as open-end, diversified management investment companies).

Item 27. Number of Contract Owners: As of July 31, 2013 there were 102,861 Qualified and 39,583 Non-Qualified owners of Annuities.

Item 28. Indemnification: The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.

Arizona, the state of organization of Prudential Annuities Life Assurance Corporation ("Prudential Annuities"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in
Section 10- 850 et. seq. of the Arizona Statutes Annotated. The text of Prudential Annuities' By-law, Article VI relates to indemnification of officers and directors.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.


Item 29. Principal Underwriters

(a) Prudential Annuities Distributors, Inc. (PAD)

PAD serves as principal underwriter for variable annuities issued by each of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and Prudential Annuities Life Assurance Corporation. Each of those insurers is part of Prudential Annuities, a business unit of Prudential Financial, that primarily issues individual variable annuity contracts. The separate accounts of those insurance companies, through which the bulk of the variable annuities are issued, are the Pruco Life Flexible Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account, and Prudential Annuities Life Assurance Corporation Variable Account B.

(b) Directors and officers of PAD

   As of the date this Post-Effective Amendment was filed, the Directors and
                             Officers of PAD are:


                                        POSITIONS AND OFFICES
NAME                                      WITH UNDERWRITER
----                              ----------------------------------
Timothy S. Cronin                 Senior Vice President
One Corporate Drive
Shelton, Connecticut 06484-6208

Kenneth Tanji                     Treasurer
751 Broad Street
Newark, New Jersey 07102-3714

Bruce Ferris                      Executive Vice President and
One Corporate Drive               Director
Shelton, Connecticut 06484-6208

                                  Senior Vice President and
Yanela C. Frias                   Director
213 Washington Street
Newark, New Jersey 07102-2917

George M. Gannon                  President, Chief Executive
2101 Welsh Road                   Officer, Chief Operations Officer
Dresher, Pennsylvania 19025-5001  and Director

Jacob M. Herschler                Senior Vice President and
One Corporate Drive               Director
Shelton, Connecticut 06484-6208

Patricia L. Kelley                Senior Vice President, Chief
One Corporate Drive               Compliance Officer and Director
Shelton, Connecticut 06484-6208

Steven P. Marenakos               Senior Vice President and
One Corporate Drive               Director
Shelton, Connecticut 06484-6208

Yvonne Rocco                      Senior Vice President
751 Broad Street
Newark, New Jersey 07102-3716

Steven Weinreb                    Chief Financial Officer and
Three Gateway Center              Controller
Newark, New Jersey 07102-4061

Adam Scaramella                   Vice President, Chief Legal
2101 Welsh Road                   Officer, and Secretary
Dresher, Pennsylvania 19205-5001


(c) Commissions received by PAD during 2012 with respect to annuities sold by PALAC.

                                     Net Underwriting Discounts           Compensation on  Brokerage
Name of Principal Underwriter        and Commissions                        Redemption    Commissions Compensation
-----------------------------        ----------------------------------   --------------- ----------- ------------
Prudential Annuities Distributors,
  Inc...............................            $186,633,222                   $-0-          $-0-         $-0-

*PAD did not retain any of these commissions.

Item 30. Location of Accounts and Records: Accounts and records are maintained by PALAC at its offices in Shelton, Connecticut, and Fort Washington, Pennsylvania.


Item 31. Management Services: None

Item 32. Undertakings:

(a) Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the annuity contracts may be accepted and allocated to the Sub-accounts of Separate Account B.

(b) Registrant hereby undertakes to include either (1) as part of any enrollment form or application to purchase a contract offered by the prospectus, a space that an applicant or enrollee can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d) Prudential Annuities Life Assurance Corporation ("Depositor") hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses incurred and the risks assumed by Prudential Annuities Life Assurance Corporation.

(e) With respect to the restrictions on withdrawals for Texas Optional Retirement Programs and Section 403(b) plans, we are relying upon: 1) a no-action letter dated November 28, 1988 from the staff of the Securities and Exchange Commission to the American Council of Life Insurance with respect to annuities issued under Section 403(b) of the code, the requirements of which have been complied with by us; and 2) Rule 6c-7 under the 1940 Act with respect to annuities made available through the Texas Optional Retirement Program, the requirements of which have been complied with by us.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of the Registration Statement and has duly caused this post-effective amendment to be signed on its behalf in the City of Shelton and the State of Connecticut on this 30th day of August 2013.


      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

                                  REGISTRANT

              By: Prudential Annuities Life Assurance Corporation
                                  (Depositor)


By  /s/ Robert F. O'Donnell
    ------------------------------
    Robert F. O'Donnell, President

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                                   DEPOSITOR


By  /s/ Robert F. O'Donnell
    ------------------------------
    Robert F. O'Donnell, President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.


SIGNATURE                            TITLE                          DATE
---------                            -----                 -        ----
Robert F. O'Donnell *  Chief Executive Officer, President      August 30, 2013
-----------------                 and Director
Robert F. O'Donnell

Yanela C. Frias*        Executive Vice President, Chief
-----------------        Financial Officer and Director
Yanela C. Frias

                              (BOARD OF DIRECTORS)
George M. Gannon*
-----------------
George M. Gannon

Daniel O. Kane*
-----------------
Daniel O. Kane

Kenneth Y. Tanji*
-----------------
Kenneth Y. Tanji

Bernard J. Jacob*
-----------------
Bernard J. Jacob

Richard F. Lambert*
-----------------
Richard F. Lambert


By:/s/ Lynn K. Stone
-------------------------------
Lynn K. Stone

* Executed by Lynn K. Stone on behalf of those indicated pursuant to Power of Attorney

                                   EXHIBITS



No. (b) 4 (aq) END-REDOM-ANN (09/13)

6 (b) Articles of Domestication of Prudential Annuities Life Assurance Corporation, effective August 31, 2013.

6 (d) Amended and Restated By-Laws of Prudential Annuities Life Assurance Corporation, effective August 30, 2013.

10             Written Consent of Independent Registered Public Accounting Firm